UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	223,974	$3,160,278
Total Investment Companies (cost $2,755,325)		3,160,278
Total Investments 100.0% (cost $2,755,325)		3,160,278
Other Assets and Liabilities, Net (0.0)%		(1,261)
Total Net Assets 100.0%		$3,159,017

(a) Investment in affiliate.

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	41,208	$473,068
Total Investment Companies (cost $496,147)		473,068
Total Investments 100.0% (cost $496,147)		473,068
Other Assets and Liabilities, Net (0.0)%		(172)
Total Net Assets 100.0%		$472,896

(a) Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	25,149	$549,512
Total Investment Companies (cost $589,711)		549,512
Total Investments 100.0% (cost $589,711)		549,512
Other Assets and Liabilities, Net (0.0)%		(203)
Total Net Assets 100.0%		$549,309

(a) Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	96,851	$4,588,790
Total Investment Companies (cost $4,293,276)		4,588,790
Total Investments 100.0% (cost $4,293,276)		4,588,790
Other Assets and Liabilities, Net (0.0)%		(2,077)
Total Net Assets 100.0%		$4,586,713

(a) Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	69,543	$1,285,160
Total Investment Companies (cost $1,311,144)		1,285,160
Total Investments 100.0% (cost $1,311,144)		1,285,160
Other Assets and Liabilities, Net (0.0)%		(564)
Total Net Assets 100.0%		$1,284,596

(a) Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	47,350	$1,022,767
Total Investment Companies (cost $1,037,177)		1,022,767
Total Investments 100.0% (cost $1,037,177)		1,022,767
Other Assets and Liabilities, Net (0.0)%		(462)
Total Net Assets 100.0%		$1,022,305

(a) Investment in affiliate.

	Shares	Value
JNL Institutional Alt 20 Fund
INVESTMENT COMPANIES 100.0%
Alternative 18.7%
JNL Multi-Manager Alternative Fund - Class A (3.0%) (a)	2,527	$24,685
JNL/AQR Managed Futures Strategy Fund - Class A (6.6%) (a)	5,173	43,399
JNL/BlackRock Global Long Short Credit Fund (7.8%) (a)	2,680	25,677
JNL/Boston Partners Global Long Short Equity Fund - Class A (8.3%) (a)	5,523	57,771
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.6%) (a)	452	6,252
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (7.9%) (a)	3,323	32,762
JNL/Invesco Global Real Estate Fund - Class A (0.7%) (a)	1,242	12,095
JNL/Neuberger Berman Currency Fund (9.2%) (a)	1,934	18,895
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.5%) (a)	6	79
JNL/Nicholas Convertible Arbitrage Fund (6.3%) (a)	2,215	22,616
JNL/Westchester Capital Event Driven Fund - Class A (10.2%) (a)	3,742	36,937
		281,168
Domestic Equity 33.6%
JNL Multi-Manager Mid Cap Fund - Class A (5.9%) (a)	4,531	50,795
JNL/DFA U.S. Micro Cap Fund (19.1%) (a)	2,287	22,067
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (8.2%) (a)	5,261	73,076
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.2%) (a)	4,461	88,112
JNL/Mellon Capital Small Cap Index Fund - Class A (1.5%) (a)	2,017	37,493
JNL/T. Rowe Price Established Growth Fund - Class A (1.0%) (a)	1,928	74,365
JNL/T. Rowe Price Value Fund - Class A (1.9%) (a)	5,184	84,807
JNL/The London Company Focused U.S. Equity Fund (47.1%) (a)	5,688	76,222
		506,937
Domestic Fixed Income 23.1%
JNL/Crescent High Income Fund - Class A (3.6%) (a)	2,192	23,546
JNL/DoubleLine Total Return Fund (6.2%) (a)	14,587	157,684
JNL/PIMCO Real Return Fund - Class A (0.9%) (a)	2,032	19,911
JNL/PIMCO Total Return Bond Fund - Class A (0.5%) (a)	1,515	18,933
JNL/PPM America High Yield Bond Fund - Class A (0.8%) (a)	1,377	19,075
JNL/PPM America Total Return Fund - Class A (4.1%) (a)	4,121	48,788
JNL/Scout Unconstrained Bond Fund - Class A (5.1%) (a)	6,056	60,505
		348,442
Emerging Markets Equity 3.3%
JNL/Lazard Emerging Markets Fund - Class A (4.2%) (a)	3,915	39,114
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (3.2%) (a)	1,134	10,817
		49,931
Global Fixed Income 3.8%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.2%) (a)	5,240	56,849
JNL/Neuberger Berman Strategic Income Fund - Class A (0.1%) (a)	62	683
		57,532
International Equity 17.5%
JNL/Mellon Capital International Index Fund - Class A (6.8%) (a)	12,016	165,815

See accompanying Notes to Schedules of Investments.

1

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
JNL/WCM Focused International Equity Fund (9.0%) (a)	8,021	97,773
		263,588
Total Investment Companies (cost $1,425,453)		1,507,598
Total Investments 100.0% (cost $1,425,453)		1,507,598
Other Assets and Liabilities, Net (0.0)%		(261)
Total Net Assets 100.0%		$1,507,337

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 35 Fund
INVESTMENT COMPANIES 100.0%
Alternative 33.0%
JNL Multi-Manager Alternative Fund - Class A (3.4%) (a)	2,811	$27,465
JNL/AQR Managed Futures Strategy Fund - Class A (14.4%) (a)	11,382	95,492
JNL/BlackRock Global Long Short Credit Fund (15.8%) (a)	5,427	51,990
JNL/Boston Partners Global Long Short Equity Fund - Class A (18.0%) (a)	12,006	125,586
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.4%) (a)	1,019	14,077
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (17.1%) (a)	7,246	71,444
JNL/Invesco Global Real Estate Fund - Class A (1.4%) (a)	2,712	26,417
JNL/Neuberger Berman Currency Fund (20.6%) (a)	4,301	42,022
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (3.6%) (a)	47	610
JNL/Nicholas Convertible Arbitrage Fund (15.7%) (a)	5,560	56,765
JNL/PPM America Long Short Credit Fund (21.1%) (a)	2,520	22,832
JNL/Red Rocks Listed Private Equity Fund - Class A (0.3%) (a)	137	1,282
JNL/Westchester Capital Event Driven Fund - Class A (19.7%) (a)	7,234	71,398
		607,380
Domestic Equity 27.1%
JNL Multi-Manager Mid Cap Fund - Class A (6.3%) (a)	4,833	54,182
JNL/DFA U.S. Micro Cap Fund (14.4%) (a)	1,726	16,660
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (10.3%) (a)	6,597	91,626
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.4%) (a)	4,854	95,863
JNL/Mellon Capital Small Cap Index Fund - Class A (1.2%) (a)	1,511	28,087
JNL/T. Rowe Price Established Growth Fund - Class A (1.0%) (a)	1,924	74,205
JNL/T. Rowe Price Value Fund - Class A (1.8%) (a)	5,005	81,887
JNL/The London Company Focused U.S. Equity Fund (34.9%) (a)	4,217	56,506
		499,016
Domestic Fixed Income 19.2%
JNL/Crescent High Income Fund - Class A (4.6%) (a)	2,809	30,163
JNL/DoubleLine Total Return Fund (6.6%) (a)	15,491	167,461
JNL/PIMCO Real Return Fund - Class A (1.1%) (a)	2,385	23,375
JNL/PIMCO Total Return Bond Fund - Class A (0.6%) (a)	1,573	19,662
JNL/PPM America Total Return Fund - Class A (3.6%) (a)	3,584	42,432
JNL/Scout Unconstrained Bond Fund - Class A (5.9%) (a)	7,009	70,020
		353,113
Emerging Markets Equity 2.8%
JNL/Lazard Emerging Markets Fund - Class A (4.2%) (a)	3,938	39,345
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (3.3%) (a)	1,157	11,038
		50,383
Global Fixed Income 3.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.2%) (a)	5,235	56,804
	Shares	Value
JNL/Neuberger Berman Strategic Income Fund - Class A (0.4%) (a)	232	2,534
		59,338
International Equity 14.7%
JNL/Mellon Capital International Index Fund - Class A (6.7%) (a)	11,836	163,331
JNL/WCM Focused International Equity Fund (9.8%) (a)	8,731	106,426
		269,757
Total Investment Companies (cost $1,762,151)		1,838,987
Total Investments 100.0% (cost $1,762,151)		1,838,987
Other Assets and Liabilities, Net (0.0)%		(321)
Total Net Assets 100.0%		$1,838,666

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES 100.0%
Alternative 47.9%
JNL Multi-Manager Alternative Fund - Class A (8.9%) (a)	7,411	$72,411
JNL/AQR Managed Futures Strategy Fund - Class A (27.2%) (a)	21,416	179,679
JNL/BlackRock Global Long Short Credit Fund (30.1%) (a)	10,348	99,136
JNL/Boston Partners Global Long Short Equity Fund - Class A (36.4%) (a)	24,332	254,514
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.9%) (a)	2,096	28,964
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (33.7%) (a)	14,245	140,451
JNL/Invesco Global Real Estate Fund - Class A (2.9%) (a)	5,436	52,947
JNL/Neuberger Berman Currency Fund (41.1%) (a)	8,594	83,961
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (9.0%) (a)	116	1,500
JNL/Nicholas Convertible Arbitrage Fund (29.7%) (a)	10,505	107,258
JNL/PPM America Long Short Credit Fund (50.1%) (a)	5,997	54,335
JNL/Red Rocks Listed Private Equity Fund - Class A (1.2%) (a)	616	5,764
JNL/Westchester Capital Event Driven Fund - Class A (35.5%) (a)	13,017	128,476
		1,209,396
Domestic Equity 19.7%
JNL Multi-Manager Mid Cap Fund - Class A (7.0%) (a)	5,349	59,960
JNL/DFA U.S. Micro Cap Fund (14.4%) (a)	1,728	16,676
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (9.1%) (a)	5,809	80,681
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.4%) (a)	5,191	102,522
JNL/Mellon Capital Small Cap Index Fund - Class A (0.8%) (a)	1,081	20,090
JNL/T. Rowe Price Established Growth Fund - Class A (1.5%) (a)	2,727	105,162
JNL/T. Rowe Price Value Fund - Class A (2.5%) (a)	6,842	111,936
		497,027
Domestic Fixed Income 16.2%
JNL/Crescent High Income Fund - Class A (6.9%) (a)	4,155	44,628
JNL/DoubleLine Total Return Fund (7.8%) (a)	18,369	198,573
JNL/PIMCO Real Return Fund - Class A (1.2%) (a)	2,617	25,644
JNL/PPM America Total Return Fund - Class A (4.9%) (a)	4,863	57,580
JNL/Scout Unconstrained Bond Fund - Class A (7.0%) (a)	8,338	83,292
		409,717
Emerging Markets Equity 2.4%
JNL/Lazard Emerging Markets Fund - Class A (4.6%) (a)	4,252	42,477
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (5.5%) (a)	1,941	18,517
		60,994

See accompanying Notes to Schedules of Investments.

2

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
Global Fixed Income 2.8%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.7%) (a)	6,039	65,520
JNL/Neuberger Berman Strategic Income Fund - Class A (0.7%) (a)	421	4,607
		70,127
International Equity 11.0%
JNL/Mellon Capital International Index Fund - Class A (7.4%) (a)	13,246	182,800
JNL/WCM Focused International Equity Fund (8.8%) (a)	7,879	96,044
		278,844
Total Investment Companies (cost $2,481,034)		2,526,105
Total Investments 100.0% (cost $2,481,034)		2,526,105
Other Assets and Liabilities, Net (0.0)%		(432)
Total Net Assets 100.0%		$2,525,673

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Alt 65 Fund
INVESTMENT COMPANIES 100.0%
Alternative 63.5%
JNL Multi-Manager Alternative Fund - Class A (3.3%) (a)	2,789	$27,246
JNL/AQR Managed Futures Strategy Fund - Class A (7.8%) (a)	6,178	51,837
JNL/BlackRock Global Long Short Credit Fund (7.8%) (a)	2,665	25,535
JNL/Boston Partners Global Long Short Equity Fund - Class A (9.9%) (a)	6,589	68,921
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.7%) (a)	528	7,292
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (9.9%) (a)	4,177	41,187
JNL/Invesco Global Real Estate Fund - Class A (0.8%) (a)	1,588	15,469
JNL/Neuberger Berman Currency Fund (11.4%) (a)	2,383	23,281
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.5%) (a)	7	90
JNL/Nicholas Convertible Arbitrage Fund (7.9%) (a)	2,793	28,519
JNL/PPM America Long Short Credit Fund (13.3%) (a)	1,589	14,394
JNL/Westchester Capital Event Driven Fund - Class A (10.1%) (a)	3,697	36,494
		340,265
Domestic Equity 15.8%
JNL Multi-Manager Mid Cap Fund - Class A (1.5%) (a)	1,176	13,187
JNL/DFA U.S. Micro Cap Fund (0.5%) (a)	63	604
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (2.0%) (a)	1,251	17,383
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.3%) (a)	999	19,721
JNL/T. Rowe Price Established Growth Fund - Class A (0.2%) (a)	428	16,514
JNL/T. Rowe Price Value Fund - Class A (0.4%) (a)	1,069	17,490
		84,899
Domestic Fixed Income 8.9%
JNL/Crescent High Income Fund - Class A (0.8%) (a)	488	5,242
JNL/DoubleLine Total Return Fund (1.0%) (a)	2,415	26,104
JNL/PPM America Total Return Fund - Class A (0.5%) (a)	468	5,540
JNL/Scout Unconstrained Bond Fund - Class A (0.9%) (a)	1,101	10,996
		47,882
Emerging Markets Equity 1.9%
JNL/Lazard Emerging Markets Fund - Class A (0.6%) (a)	598	5,979
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.2%) (a)	425	4,051
		10,030
	Shares	Value
Global Fixed Income 1.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.4%) (a)	635	6,885
International Equity 8.6%
JNL/Mellon Capital International Index Fund - Class A (1.2%) (a)	2,086	28,781
JNL/WCM Focused International Equity Fund (1.6%) (a)	1,406	17,142
		45,923
Total Investment Companies (cost $534,069)		535,884
Total Investments 100.0% (cost $534,069)		535,884
Other Assets and Liabilities, Net (0.0)%		(122)
Total Net Assets 100.0%		$535,762

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Balanced Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 32.4%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	15,141	$213,636
American Funds Insurance Series - Growth Fund - Class 1	2,416	177,591
American Funds Insurance Series - Growth-Income Fund - Class 1	4,520	214,175
		605,402
Domestic Fixed Income 35.0%
American Funds Insurance Series - Bond Fund - Class 1	34,232	373,809
American Funds Insurance Series - High-Income Bond Fund - Class 1 (a)	15,624	163,741
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	9,594	116,764
		654,314
Emerging Markets Equity 4.5%
American Funds Insurance Series - New World Fund - Class 1	3,919	84,655
Global Equity 18.6%
American Funds Insurance Series - Global Growth and Income Fund - Class 1 (a)	8,024	112,096
American Funds Insurance Series - Global Growth Fund - Class 1	5,337	140,838
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	4,282	93,564
		346,498
Global Fixed Income 6.5%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	10,584	121,498
International Equity 3.0%
American Funds Insurance Series - International Fund - Class 1	3,058	56,508
Total Investment Companies (cost $1,820,122)		1,868,875
Total Investments 100.0% (cost $1,820,122)		1,868,875
Other Assets and Liabilities, Net (0.0)%		(816)
Total Net Assets 100.0%		$1,868,059

(a) Investment in affiliate.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.1%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	15,876	$224,010
American Funds Insurance Series - Growth Fund - Class 1	2,599	191,013
American Funds Insurance Series - Growth-Income Fund - Class 1	4,499	213,173
		628,196
Domestic Fixed Income 16.0%
American Funds Insurance Series - Bond Fund - Class 1	11,894	129,887

See accompanying Notes to Schedules of Investments.

3

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
American Funds Insurance Series - High-Income Bond Fund - Class 1	6,567	68,826
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	3,765	45,817
		244,530
Emerging Markets Equity 8.1%
American Funds Insurance Series - New World Fund - Class 1	5,689	122,886
Global Equity 26.3%
American Funds Insurance Series - Global Growth and Income Fund - Class 1 (a)	8,205	114,617
American Funds Insurance Series - Global Growth Fund - Class 1	7,123	187,978
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	4,550	99,414
		402,009
Global Fixed Income 4.5%
American Funds Insurance Series - Global Bond Fund - Class 1	5,991	68,779
International Equity 4.0%
American Funds Insurance Series - International Fund - Class 1	3,318	61,309
Total Investment Companies (cost $1,484,310)		1,527,709
Total Investments 100.0% (cost $1,484,310)		1,527,709
Other Assets and Liabilities, Net (0.0)%		(671)
Total Net Assets 100.0%		$1,527,038

(a) Investment in affiliate.

JNL Disciplined Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 7.8%
JNL/T. Rowe Price Capital Appreciation Fund (8.0%) (a)	8,516	$113,347
Domestic Equity 36.2%
JNL Multi-Manager Mid Cap Fund - Class A (8.4%) (a)	6,480	72,646
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (10.3%) (a)	6,598	91,654
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.8%) (a)	9,975	197,001
JNL/Mellon Capital Small Cap Index Fund - Class A (1.8%) (a)	2,329	43,306
JNL/T. Rowe Price Established Growth Fund - Class A (0.7%) (a)	1,338	51,606
JNL/T. Rowe Price Value Fund - Class A (1.6%) (a)	4,441	72,659
		528,872
Domestic Fixed Income 33.8%
JNL/Crescent High Income Fund - Class A (3.9%) (a)	2,367	25,421
JNL/DoubleLine Total Return Fund (7.9%) (a)	18,453	199,472
JNL/PIMCO Credit Income Fund (11.0%) (a)	3,830	43,740
JNL/PIMCO Real Return Fund - Class A (1.5%) (a)	3,334	32,676
JNL/PPM America High Yield Bond Fund - Class A (1.2%) (a)	2,104	29,135
JNL/PPM America Total Return Fund - Class A (6.1%) (a)	6,120	72,456
JNL/Scout Unconstrained Bond Fund - Class A (7.6%) (a)	9,047	90,376
		493,276
Emerging Markets Equity 3.5%
JNL/Mellon Capital Emerging Market Index Fund - Class A (4.5%) (a)	5,277	51,504
Global Fixed Income 5.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.5%) (a)	7,482	81,181
International Equity 13.2%
JNL/Mellon Capital International Index Fund - Class A (4.2%) (a)	7,488	103,330
	Shares	Value
JNL/WCM Focused International Equity Fund (8.2%) (a)	7,319	89,217
		192,547
Total Investment Companies (cost $1,365,969)		1,460,727
Total Investments 100.0% (cost $1,365,969)		1,460,727
Other Assets and Liabilities, Net (0.0)%		(216)
Total Net Assets 100.0%		$1,460,511

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Disciplined Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 8.2%
JNL/T. Rowe Price Capital Appreciation Fund (11.3%) (a)	11,947	$159,013
Domestic Equity 45.4%
JNL Multi-Manager Mid Cap Fund - Class A (12.8%) (a)	9,821	110,094
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (17.9%) (a)	11,488	159,562
JNL/Mellon Capital S&P 500 Index Fund - Class A (4.3%) (a)	15,333	302,823
JNL/Mellon Capital Small Cap Index Fund - Class A (2.9%) (a)	3,847	71,517
JNL/T. Rowe Price Established Growth Fund - Class A (1.4%) (a)	2,524	97,331
JNL/T. Rowe Price Value Fund - Class A (2.9%) (a)	8,189	133,977
		875,304
Domestic Fixed Income 17.3%
JNL/Crescent High Income Fund - Class A (5.1%) (a)	3,109	33,392
JNL/DoubleLine Total Return Fund (5.5%) (a)	12,799	138,355
JNL/PIMCO Credit Income Fund (8.5%) (a)	2,935	33,519
JNL/PIMCO Real Return Fund - Class A (1.1%) (a)	2,436	23,875
JNL/PPM America Total Return Fund - Class A (2.8%) (a)	2,818	33,365
JNL/Scout Unconstrained Bond Fund - Class A (6.0%) (a)	7,140	71,327
		333,833
Emerging Markets Equity 5.0%
JNL/Mellon Capital Emerging Market Index Fund - Class A (8.6%) (a)	9,996	97,563
Global Fixed Income 2.8%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.0%) (a)	4,920	53,380
International Equity 21.3%
JNL/Mellon Capital International Index Fund - Class A (6.8%) (a)	12,008	165,717
JNL/S&P International 5 Fund - Class A (47.4%) (a)	5,651	58,088
JNL/WCM Focused International Equity Fund (17.1%) (a)	15,335	186,937
		410,742
Total Investment Companies (cost $1,775,265)		1,929,835
Total Investments 100.0% (cost $1,775,265)		1,929,835
Other Assets and Liabilities, Net (0.0)%		(274)
Total Net Assets 100.0%		$1,929,561

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Disciplined Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 4.0%
JNL/T. Rowe Price Capital Appreciation Fund (2.7%) (a)	2,899	$38,580
Domestic Equity 56.0%
JNL Multi-Manager Mid Cap Fund - Class A (7.0%) (a)	5,389	60,414
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (12.0%) (a)	7,653	106,294
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.3%) (a)	8,294	163,811

See accompanying Notes to Schedules of Investments.

4

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
JNL/Mellon Capital Small Cap Index Fund - Class A (1.7%) (a)	2,231	41,477
JNL/T. Rowe Price Established Growth Fund - Class A (1.1%) (a)	2,077	80,090
JNL/T. Rowe Price Value Fund - Class A (2.0%) (a)	5,580	91,288
		543,374
Domestic Fixed Income 9.0%
JNL/Crescent High Income Fund - Class A (1.9%) (a)	1,127	12,107
JNL/DoubleLine Total Return Fund (1.5%) (a)	3,578	38,680
JNL/PIMCO Credit Income Fund (2.4%) (a)	849	9,691
JNL/Scout Unconstrained Bond Fund - Class A (2.2%) (a)	2,654	26,514
		86,992
Emerging Markets Equity 6.1%
JNL/Mellon Capital Emerging Market Index Fund - Class A (5.2%) (a)	6,035	58,896
Global Fixed Income 1.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.7%) (a)	1,123	12,185
International Equity 23.7%
JNL/Mellon Capital International Index Fund - Class A (4.0%) (a)	7,075	97,632
JNL/S&P International 5 Fund - Class A (27.8%) (a)	3,312	34,051
JNL/WCM Focused International Equity Fund (9.0%) (a)	8,074	98,427
		230,110
Total Investment Companies (cost $885,273)		970,137
Total Investments 100.0% (cost $885,273)		970,137
Other Assets and Liabilities, Net (0.0)%		(144)
Total Net Assets 100.0%		$969,993

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 33.4%
JNL/Franklin Templeton Income Fund - Class A (19.7%) (a)	42,466	$496,849
Global Equity 66.6%
JNL/Franklin Templeton Global Growth Fund - Class A (49.4%) (a)	46,166	495,823
JNL/Franklin Templeton Mutual Shares Fund - Class A (40.1%) (a)	42,107	493,493
		989,316
Total Investment Companies (cost $1,217,398)		1,486,165
Total Investments 100.0% (cost $1,217,398)		1,486,165
Other Assets and Liabilities, Net (0.0)%		(125)
Total Net Assets 100.0%		$1,486,040

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital 10 x 10 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 80.0%
JNL/Mellon Capital JNL 5 Fund - Class A (7.2%) (a)	16,575	$232,385
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (1.6%) (a)	2,205	46,466
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.7%) (a)	2,346	46,343
JNL/Mellon Capital Small Cap Index Fund - Class A (1.9%) (a)	2,505	46,559
		371,753
Domestic Fixed Income 10.0%
JNL/Mellon Capital Bond Index Fund - Class A (4.1%) (a)	3,976	46,555
	Shares	Value
International Equity 10.0%
JNL/Mellon Capital International Index Fund - Class A (1.9%) (a)	3,365	46,439
Total Investment Companies (cost $345,822)		464,747
Total Investments 100.0% (cost $345,822)		464,747
Other Assets and Liabilities, Net (0.0)%		(35)
Total Net Assets 100.0%		$464,712

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.1%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (6.2%) (a)	8,581	$180,803
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.5%) (a)	9,107	179,868
JNL/Mellon Capital Small Cap Index Fund - Class A (7.5%) (a)	9,781	181,837
		542,508
Domestic Fixed Income 19.8%
JNL/Mellon Capital Bond Index Fund - Class A (15.7%) (a)	15,304	179,205
International Equity 20.1%
JNL/Mellon Capital International Index Fund - Class A (7.4%) (a)	13,124	181,105
Total Investment Companies (cost $711,507)		902,818
Total Investments 100.0% (cost $711,507)		902,818
Other Assets and Liabilities, Net (0.0)%		(61)
Total Net Assets 100.0%		$902,757

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 29.7%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.6%) (a)	390	$8,556
JNL/Invesco Small Cap Growth Fund - Class A (0.8%) (a)	589	12,830
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.9%) (a)	433	8,542
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.5%) (a)	514	12,607
JNL/Mellon Capital S&P 24 Fund - Class A (2.2%) (a)	817	12,668
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.4%) (a)	607	12,793
JNL/S&P Competitive Advantage Fund - Class A (0.4%) (a)	851	12,770
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	804	12,740
JNL/S&P Intrinsic Value Fund - Class A (0.5%) (a)	950	12,805
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.2%) (a)	198	8,520
		114,831
Domestic Fixed Income 51.1%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.1%) (a)	3,988	46,580
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (3.3%) (a)	3,530	46,600
JNL/Mellon Capital Bond Index Fund - Class A (4.1%) (a)	3,978	46,580
JNL/PIMCO Real Return Fund - Class A (0.9%) (a)	1,982	19,422
JNL/PIMCO Total Return Bond Fund - Class A (1.1%) (a)	3,104	38,805
		197,987
Emerging Markets Equity 5.4%
JNL/Mellon Capital Emerging Market Index Fund - Class A (1.8%) (a)	2,160	21,081

See accompanying Notes to Schedules of Investments.

5

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
Global Equity 3.3%
JNL/Franklin Templeton Mutual Shares Fund - Class A (1.0%) (a)	1,088	12,752
Global Fixed Income 5.0%
JNL/Neuberger Berman Strategic Income Fund - Class A (3.1%) (a)	1,775	19,415
International Equity 5.5%
JNL/Invesco International Growth Fund - Class A (1.6%) (a)	1,693	21,247
Total Investment Companies (cost $386,388)		387,313
Total Investments 100.0% (cost $386,388)		387,313
Other Assets and Liabilities, Net (0.0)%		(135)
Total Net Assets 100.0%		$387,178

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 70.2%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.2%) (a)	133	$2,919
JNL/Invesco Small Cap Growth Fund - Class A (0.2%) (a)	134	2,918
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.2%) (a)	118	2,330
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.1%) (a)	142	3,470
JNL/Mellon Capital S&P 24 Fund - Class A (0.4%) (a)	150	2,320
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.1%) (a)	166	3,498
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (a)	271	4,069
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (a)	294	4,652
JNL/S&P Intrinsic Value Fund - Class A (0.1%) (a)	302	4,078
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.1%) (a)	54	2,324
		32,578
Emerging Markets Equity 12.3%
JNL/Mellon Capital Emerging Market Index Fund - Class A (0.5%) (a)	588	5,741
Global Equity 5.0%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.2%) (a)	198	2,324
International Equity 12.5%
JNL/Invesco International Growth Fund - Class A (0.4%) (a)	462	5,801
Total Investment Companies (cost $44,509)		46,444
Total Investments 100.0% (cost $44,509)		46,444
Other Assets and Liabilities, Net (0.0)%		(14)
Total Net Assets 100.0%		$46,430

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 49.8%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.7%) (a)	408	$8,949
JNL/Invesco Small Cap Growth Fund - Class A (0.6%) (a)	410	8,929
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.7%) (a)	341	6,731
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.3%) (a)	358	8,780
JNL/Mellon Capital S&P 24 Fund - Class A (1.2%) (a)	425	6,587
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.4%) (a)	526	11,080
JNL/S&P Competitive Advantage Fund - Class A (0.4%) (a)	735	11,030
	Shares	Value
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	836	13,247
JNL/S&P Intrinsic Value Fund - Class A (0.4%) (a)	827	11,147
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.2%) (a)	155	6,698
		93,178
Domestic Fixed Income 25.6%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.9%) (a)	870	10,156
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.8%) (a)	878	11,592
JNL/Mellon Capital Bond Index Fund - Class A (1.0%) (a)	990	11,594
JNL/PIMCO Real Return Fund - Class A (0.3%) (a)	593	5,812
JNL/PIMCO Total Return Bond Fund - Class A (0.2%) (a)	696	8,704
		47,858
Emerging Markets Equity 6.0%
JNL/Mellon Capital Emerging Market Index Fund - Class A (1.0%) (a)	1,144	11,161
Global Equity 3.5%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.5%) (a)	564	6,609
Global Fixed Income 3.1%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.9%) (a)	531	5,807
International Equity 12.0%
JNL/Invesco International Growth Fund - Class A (1.7%) (a)	1,790	22,464
Total Investment Companies (cost $182,353)		187,077
Total Investments 100.0% (cost $182,353)		187,077
Other Assets and Liabilities, Net (0.0)%		(60)
Total Net Assets 100.0%		$187,017

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/S&P Competitive Advantage Fund - Class A (61.7%) (a)	122,435	$1,837,746
JNL/S&P Dividend Income & Growth Fund - Class A (31.3%) (a)	115,246	1,825,504
JNL/S&P Intrinsic Value Fund - Class A (67.7%) (a)	137,667	1,855,744
JNL/S&P Total Yield Fund - Class A (75.7%) (a)	135,674	1,851,955
Total Investment Companies (cost $7,367,720)		7,370,949
Total Investments 100.0% (cost $7,367,720)		7,370,949
Other Assets and Liabilities, Net (0.0)%		(423)
Total Net Assets 100.0%		$7,370,526

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class A (5.7%) (a)	4,775	$46,653
JNL/Invesco Global Real Estate Fund - Class A (0.9%) (a)	1,599	15,571
		62,224
Domestic Equity 15.0%
JNL Multi-Manager Mid Cap Fund - Class A (1.8%) (a)	1,387	15,552
JNL Multi-Manager Small Cap Growth Fund - Class A (1.1%) (a)	711	15,601
JNL Multi-Manager Small Cap Value Fund - Class A (1.4%) (a)	1,065	15,664
JNL/DFA U.S. Core Equity Fund - Class A (3.0%) (a)	2,523	31,114
JNL/Invesco Mid Cap Value Fund - Class A (2.4%) (a)	951	15,529

See accompanying Notes to Schedules of Investments.

6

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
JNL/JPMorgan MidCap Growth Fund - Class A (1.8%) (a)	1,058	31,085
JNL/T. Rowe Price Established Growth Fund - Class A (0.7%) (a)	1,215	46,837
JNL/T. Rowe Price Value Fund - Class A (1.0%) (a)	2,839	46,443
JNL/WMC Value Fund - Class A (0.9%) (a)	652	15,501
		233,326
Domestic Fixed Income 69.0%
JNL/Crescent High Income Fund - Class A (9.6%) (a)	5,806	62,359
JNL/DoubleLine Total Return Fund (5.5%) (a)	12,939	139,868
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.1%) (a)	3,989	46,592
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (8.9%) (a)	9,414	124,267
JNL/PIMCO Real Return Fund - Class A (5.2%) (a)	11,111	108,884
JNL/PIMCO Total Return Bond Fund - Class A (1.8%) (a)	4,977	62,214
JNL/PPM America Floating Rate Income Fund - Class A (2.0%) (a)	2,914	31,060
JNL/PPM America High Yield Bond Fund - Class A (3.2%) (a)	5,633	78,024
JNL/PPM America Low Duration Bond Fund - Class A (12.1%) (a)	10,818	108,725
JNL/PPM America Total Return Fund - Class A (9.2%) (a)	9,187	108,770
JNL/Scout Unconstrained Bond Fund - Class A (7.8%) (a)	9,327	93,179
JNL/T. Rowe Price Short-Term Bond Fund - Class A (6.7%) (a)	11,001	108,687
		1,072,629
Global Fixed Income 7.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (6.1%) (a)	10,111	109,706
International Equity 3.0%
JNL/Causeway International Value Select Fund - Class A (1.8%) (a)	1,057	15,567
JNL/Invesco International Growth Fund - Class A (1.2%) (a)	1,244	15,609
JNL/WCM Focused International Equity Fund (1.4%) (a)	1,279	15,585
		46,761
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (9.5%) (a)	1,438	15,542
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (4.9%) (a)	1,454	15,502
		31,044
Total Investment Companies (cost $1,542,786)		1,555,690
Total Investments 100.0% (cost $1,542,786)		1,555,690
Other Assets and Liabilities, Net (0.0)%		(255)
Total Net Assets 100.0%		$1,555,435

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class A (12.1%) (a)	10,072	$98,398
JNL/Invesco Global Real Estate Fund - Class A (1.8%) (a)	3,433	33,436
		131,834
Domestic Equity 32.7%
JNL Multi-Manager Mid Cap Fund - Class A (4.3%) (a)	3,341	37,456
JNL Multi-Manager Small Cap Growth Fund - Class A (2.6%) (a)	1,612	35,343
JNL Multi-Manager Small Cap Value Fund - Class A (6.2%) (a)	4,774	70,219
JNL/BlackRock Large Cap Select Growth Fund - Class A (1.3%) (a)	1,146	35,009
JNL/DFA U.S. Core Equity Fund - Class A (3.4%) (a)	2,870	35,384
	Shares	Value
JNL/Goldman Sachs Mid Cap Value Fund - Class A (1.0%) (a)	754	8,463
JNL/Invesco Mid Cap Value Fund - Class A (5.4%) (a)	2,106	34,377
JNL/Invesco Small Cap Growth Fund - Class A (2.3%) (a)	1,615	35,160
JNL/JPMorgan MidCap Growth Fund - Class A (6.0%) (a)	3,522	103,438
JNL/T. Rowe Price Established Growth Fund - Class A (4.3%) (a)	7,936	306,024
JNL/T. Rowe Price Value Fund - Class A (6.1%) (a)	17,023	278,496
JNL/WMC Value Fund - Class A (6.0%) (a)	4,390	104,440
		1,083,809
Domestic Fixed Income 47.8%
JNL/Crescent High Income Fund - Class A (14.6%) (a)	8,839	94,932
JNL/DoubleLine Total Return Fund (9.1%) (a)	21,379	231,111
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (11.7%) (a)	12,372	163,307
JNL/PIMCO Real Return Fund - Class A (9.4%) (a)	20,256	198,509
JNL/PIMCO Total Return Bond Fund - Class A (2.3%) (a)	6,549	81,859
JNL/PPM America High Yield Bond Fund - Class A (5.8%) (a)	9,998	138,477
JNL/PPM America Low Duration Bond Fund - Class A (20.8%) (a)	18,513	186,056
JNL/PPM America Total Return Fund - Class A (14.1%) (a)	14,019	165,981
JNL/Scout Unconstrained Bond Fund - Class A (13.0%) (a)	15,410	153,945
JNL/T. Rowe Price Short-Term Bond Fund - Class A (10.4%) (a)	17,115	169,100
		1,583,277
Emerging Markets Equity 1.1%
JNL/Lazard Emerging Markets Fund - Class A (3.8%) (a)	3,578	35,741
Global Equity 1.1%
JNL/Oppenheimer Global Growth Fund - Class A (1.8%) (a)	2,332	35,334
Global Fixed Income 7.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (13.5%) (a)	22,326	242,232
International Equity 4.0%
JNL/Causeway International Value Select Fund - Class A (3.8%) (a)	2,235	32,923
JNL/Invesco International Growth Fund - Class A (5.0%) (a)	5,317	66,730
JNL/WCM Focused International Equity Fund (3.0%) (a)	2,649	32,296
		131,949
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (21.0%) (a)	3,163	34,196
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (10.7%) (a)	3,186	33,967
		68,163
Total Investment Companies (cost $3,151,923)		3,312,339
Total Investments 100.0% (cost $3,151,923)		3,312,339
Other Assets and Liabilities, Net (0.0)%		(499)
Total Net Assets 100.0%		$3,311,840

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 5.0%
JNL Multi-Manager Alternative Fund - Class A (22.7%) (a)	18,934	$184,990
JNL/Invesco Global Real Estate Fund - Class A (6.7%) (a)	12,627	122,986
		307,976

See accompanying Notes to Schedules of Investments.

7

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
Domestic Equity 46.6%
JNL Multi-Manager Mid Cap Fund - Class A (14.5%) (a)	11,129	124,759
JNL Multi-Manager Small Cap Growth Fund - Class A (5.4%) (a)	3,377	74,056
JNL Multi-Manager Small Cap Value Fund - Class A (13.5%) (a)	10,326	151,893
JNL/BlackRock Large Cap Select Growth Fund - Class A (11.8%) (a)	10,586	323,413
JNL/Goldman Sachs Mid Cap Value Fund - Class A (2.8%) (a)	2,171	24,376
JNL/Invesco Mid Cap Value Fund - Class A (10.1%) (a)	3,936	64,228
JNL/Invesco Small Cap Growth Fund - Class A (4.6%) (a)	3,255	70,864
JNL/JPMorgan MidCap Growth Fund - Class A (11.3%) (a)	6,593	193,648
JNL/PPM America Mid Cap Value Fund - Class A (3.4%) (a)	1,906	28,689
JNL/T. Rowe Price Established Growth Fund - Class A (11.5%) (a)	21,348	823,197
JNL/T. Rowe Price Value Fund - Class A (14.7%) (a)	40,909	669,276
JNL/WMC Value Fund - Class A (18.9%) (a)	13,811	328,556
		2,876,955
Domestic Fixed Income 30.2%
JNL/Crescent High Income Fund - Class A (20.9%) (a)	12,645	135,804
JNL/DoubleLine Total Return Fund (7.0%) (a)	16,411	177,403
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.6%) (a)	4,484	52,375
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (12.4%) (a)	13,101	172,936
JNL/PIMCO Real Return Fund - Class A (11.5%) (a)	24,703	242,094
JNL/PIMCO Total Return Bond Fund - Class A (1.8%) (a)	4,960	61,999
JNL/PPM America High Yield Bond Fund - Class A (8.1%) (a)	13,983	193,658
JNL/PPM America Low Duration Bond Fund - Class A (27.0%) (a)	24,023	241,428
JNL/PPM America Total Return Fund - Class A (15.5%) (a)	15,439	182,799
JNL/Scout Unconstrained Bond Fund - Class A (18.7%) (a)	22,258	222,360
JNL/T. Rowe Price Short-Term Bond Fund - Class A (11.2%) (a)	18,493	182,707
		1,865,563
Emerging Markets Equity 2.9%
JNL/Lazard Emerging Markets Fund - Class A (7.3%) (a)	6,862	68,552
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (33.8%) (a)	11,901	113,533
		182,085
Global Equity 2.8%
JNL/Oppenheimer Global Growth Fund - Class A (8.6%) (a)	11,237	170,240
Global Fixed Income 5.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (17.8%) (a)	29,301	317,913
International Equity 5.4%
JNL/Causeway International Value Select Fund - Class A (9.7%) (a)	5,664	83,431
JNL/Invesco International Growth Fund - Class A (9.6%) (a)	10,236	128,457
JNL/WCM Focused International Equity Fund (11.2%) (a)	10,037	122,348
		334,236
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (37.5%) (a)	5,656	61,139
	Shares	Value
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (19.7%) (a)	5,860	62,469
		123,608
Total Investment Companies (cost $5,641,136)		6,178,576
Total Investments 100.0% (cost $5,641,136)		6,178,576
Other Assets and Liabilities, Net (0.0)%		(897)
Total Net Assets 100.0%		$6,177,679

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.7%
JNL Multi-Manager Alternative Fund - Class A (18.2%) (a)	15,201	$148,515
JNL/Invesco Global Real Estate Fund - Class A (5.3%) (a)	9,866	96,097
		244,612
Domestic Equity 63.4%
JNL Multi-Manager Mid Cap Fund - Class A (10.0%) (a)	7,683	86,130
JNL Multi-Manager Small Cap Growth Fund - Class A (7.7%) (a)	4,809	105,455
JNL Multi-Manager Small Cap Value Fund - Class A (11.7%) (a)	8,960	131,807
JNL/BlackRock Large Cap Select Growth Fund - Class A (19.3%) (a)	17,268	527,527
JNL/Invesco Mid Cap Value Fund - Class A (16.2%) (a)	6,289	102,645
JNL/Invesco Small Cap Growth Fund - Class A (4.2%) (a)	3,024	65,823
JNL/JPMorgan MidCap Growth Fund - Class A (11.9%) (a)	6,962	204,474
JNL/PPM America Mid Cap Value Fund - Class A (1.9%) (a)	1,094	16,461
JNL/T. Rowe Price Established Growth Fund - Class A (11.2%) (a)	20,777	801,157
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (4.0%) (a)	4,015	173,180
JNL/T. Rowe Price Value Fund - Class A (17.5%) (a)	48,658	796,043
JNL/WMC Value Fund - Class A (18.4%) (a)	13,422	319,316
		3,330,018
Domestic Fixed Income 15.4%
JNL/Crescent High Income Fund - Class A (13.4%) (a)	8,095	86,937
JNL/DoubleLine Total Return Fund (2.2%) (a)	5,079	54,907
JNL/PIMCO Real Return Fund - Class A (6.8%) (a)	14,721	144,266
JNL/PIMCO Total Return Bond Fund - Class A (0.5%) (a)	1,342	16,777
JNL/PPM America High Yield Bond Fund - Class A (4.3%) (a)	7,409	102,611
JNL/PPM America Low Duration Bond Fund - Class A (9.2%) (a)	8,220	82,610
JNL/PPM America Total Return Fund - Class A (8.0%) (a)	8,008	94,812
JNL/Scout Unconstrained Bond Fund - Class A (11.0%) (a)	13,054	130,406
JNL/T. Rowe Price Short-Term Bond Fund - Class A (6.0%) (a)	9,875	97,570
		810,896
Emerging Markets Equity 4.4%
JNL/Lazard Emerging Markets Fund - Class A (16.9%) (a)	15,754	157,383
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (22.1%) (a)	7,769	74,118
		231,501
Global Equity 4.9%
JNL/Oppenheimer Global Growth Fund - Class A (13.1%) (a)	17,021	257,867
International Equity 5.7%
JNL/Causeway International Value Select Fund - Class A (12.4%) (a)	7,209	106,192
JNL/Invesco International Growth Fund - Class A (8.4%) (a)	8,954	112,369

See accompanying Notes to Schedules of Investments.

8

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
JNL/WCM Focused International Equity Fund (7.6%) (a)	6,821	83,153
		301,714
International Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (17.9%) (a)	2,702	29,205
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (15.9%) (a)	4,727	50,390
		79,595
Total Investment Companies (cost $4,583,739)		5,256,203
Total Investments 100.0% (cost $4,583,739)		5,256,203
Other Assets and Liabilities, Net (0.0)%		(755)
Total Net Assets 100.0%		$5,255,448

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.6%
JNL Multi-Manager Alternative Fund - Class A (6.7%) (a)	5,594	$54,657
JNL/Invesco Global Real Estate Fund - Class A (2.0%) (a)	3,721	36,244
		90,901
Domestic Equity 69.7%
JNL Multi-Manager Mid Cap Fund - Class A (4.1%) (a)	3,138	35,182
JNL Multi-Manager Small Cap Growth Fund - Class A (2.7%) (a)	1,724	37,808
JNL Multi-Manager Small Cap Value Fund - Class A (5.2%) (a)	3,964	58,305
JNL/BlackRock Large Cap Select Growth Fund - Class A (7.6%) (a)	6,796	207,608
JNL/Invesco Mid Cap Value Fund - Class A (5.8%) (a)	2,267	36,993
JNL/Invesco Small Cap Growth Fund - Class A (2.6%) (a)	1,863	40,560
JNL/JPMorgan MidCap Growth Fund - Class A (5.4%) (a)	3,153	92,615
JNL/T. Rowe Price Established Growth Fund - Class A (4.3%) (a)	7,898	304,560
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (2.1%) (a)	2,121	91,474
JNL/T. Rowe Price Value Fund - Class A (6.9%) (a)	19,140	313,125
JNL/WMC Value Fund - Class A (8.6%) (a)	6,279	149,381
		1,367,611
Domestic Fixed Income 6.5%
JNL/DoubleLine Total Return Fund (0.7%) (a)	1,669	18,037
JNL/PPM America High Yield Bond Fund - Class A (1.5%) (a)	2,669	36,966
JNL/PPM America Total Return Fund - Class A (1.5%) (a)	1,527	18,078
JNL/Scout Unconstrained Bond Fund - Class A (1.5%) (a)	1,806	18,038
JNL/T. Rowe Price Short-Term Bond Fund - Class A (2.2%) (a)	3,648	36,038
		127,157
Emerging Markets Equity 5.8%
JNL/Lazard Emerging Markets Fund - Class A (6.1%) (a)	5,652	56,466
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (16.7%) (a)	5,895	56,241
		112,707
Global Equity 4.8%
JNL/Oppenheimer Global Growth Fund - Class A (4.8%) (a)	6,264	94,899
International Equity 7.7%
JNL/Causeway International Value Select Fund - Class A (6.6%) (a)	3,861	56,867
JNL/Invesco International Growth Fund - Class A (2.8%) (a)	2,988	37,503
	Shares	Value
JNL/WCM Focused International Equity Fund (5.2%) (a)	4,634	56,489
		150,859
International Fixed Income 0.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (10.8%) (a)	1,633	17,648
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.2%) (a)	58	622
		18,270
Total Investment Companies (cost $1,727,765)		1,962,404
Total Investments 100.0% (cost $1,727,765)		1,962,404
Other Assets and Liabilities, Net (0.0)%		(300)
Total Net Assets 100.0%		$1,962,104

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
MLP - Master Limited Partnership

See accompanying Notes to Schedules of Investments.

9

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Security Valuation and Fair Value Measurement. Under the JNL Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates. The Funds of Funds, except for JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund (“JNL American Funds Funds of Funds”), invested solely in shares of other affiliated Funds advised by JNAM. The JNL/American Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund (“Master Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund. Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the Master Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940 (“1940 Act”), as amended. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion the period ended March 31, 2017, American Funds Insurance Series - Global Growth and Income Fund – Class 1 was considered an affiliated company for both of the JNL/American Funds Funds of Funds. American Funds Insurance Series – High-Income Bond Fund – Class 1 and American Funds Insurance Series – Global Bond Fund – Class 1 were considered an affiliated company for JNL/American Funds Balanced Allocation Fund. The following table details each Fund's long term investments in affiliates (in thousands) held during the period ended March 31, 2017.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	2,909,237	133,680	8,449	—	2,869	3,160,278
	2,909,237	133,680	8,449	—	2,869	3,160,278
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	471,581	5,201	14,467	—	(951)	473,068
	471,581	5,201	14,467	—	(951)	473,068
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	495,272	20,735	6,060	—	995	549,512
	495,272	20,735	6,060	—	995	549,512
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	4,041,191	272,740	186	—	56	4,588,790
	4,041,191	272,740	186	—	56	4,588,790
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,100,507	75,093	1,485	—	(47)	1,285,160
	1,100,507	75,093	1,485	—	(47)	1,285,160
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	904,647	34,428	3,588	—	(369)	1,022,767
	904,647	34,428	3,588	—	(369)	1,022,767
JNL Institutional Alt 20 Fund
JNL Multi-Manager Alternative Fund - Class A	23,235	1,108	—	—	—	24,685

10

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL Multi-Manager Mid Cap Fund - Class A	48,331	17	—	—	—	50,795
JNL/AQR Managed Futures Strategy Fund - Class A	43,883	5	24	—	(2)	43,399
JNL/BlackRock Global Long Short Credit Fund	27,001	—	1,549	—	(70)	25,677
JNL/Boston Partners Global Long Short Equity Fund - Class A	58,721	—	1,973	—	82	57,771
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	6,279	—	447	—	(42)	6,252
JNL/Crescent High Income Fund - Class A	23,031	100	—	—	—	23,546
JNL/DFA U.S. Micro Cap Fund	22,227	—	—	—	—	22,067
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	70,912	—	3,438	—	591	73,076
JNL/DoubleLine Total Return Fund	157,865	—	1,794	—	126	157,684
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	33,596	—	1,402	—	(49)	32,762
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	54,482	—	207	—	(24)	56,849
JNL/Invesco Global Real Estate Fund - Class A	12,319	—	493	—	(24)	12,095
JNL/Lazard Emerging Markets Fund - Class A	39,171	—	4,126	—	(262)	39,114
JNL/Mellon Capital International Index Fund - Class A	160,901	—	7,185	—	247	165,815
JNL/Mellon Capital S&P 500 Index Fund - Class A	88,194	—	5,183	—	715	88,112
JNL/Mellon Capital Small Cap Index Fund - Class A	37,554	—	452	—	145	37,493
JNL/Neuberger Berman Currency Fund	18,855	20	—	—	—	18,895
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	405	—	332	—	(56)	79
JNL/Neuberger Berman Strategic Income Fund - Class A	3,394	—	2,753	—	36	683
JNL/Nicholas Convertible Arbitrage Fund	23,001	—	747	—	20	22,616
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	9,454	136	—	—	—	10,817
JNL/PIMCO Real Return Fund - Class A	19,564	43	—	—	—	19,911
JNL/PIMCO Total Return Bond Fund - Class A	19,473	—	834	—	(34)	18,933
JNL/PPM America High Yield Bond Fund - Class A	19,725	—	1,208	—	(85)	19,075
JNL/PPM America Long Short Credit Fund	3,458	—	3,488	—	(107)	—
JNL/PPM America Total Return Fund - Class A	48,931	—	641	—	—	48,788
JNL/Scout Unconstrained Bond Fund - Class A	63,271	—	3,138	—	(14)	60,505
JNL/T. Rowe Price Established Growth Fund - Class A	72,735	—	6,242	—	254	74,365
JNL/T. Rowe Price Value Fund - Class A	88,977	—	8,346	—	(588)	84,807
JNL/The London Company Focused U.S. Equity Fund	78,632	—	5,331	—	826	76,222
JNL/WCM Focused International Equity Fund	93,162	—	5,177	—	518	97,773
JNL/Westchester Capital Event Driven Fund - Class A	37,279	—	988	—	(21)	36,937
	1,508,018	1,429	67,498	—	2,182	1,507,598
JNL Institutional Alt 35 Fund
JNL Multi-Manager Alternative Fund - Class A	26,082	1,000	—	—	—	27,465
JNL Multi-Manager Mid Cap Fund - Class A	51,572	—	—	—	—	54,182
JNL/AQR Managed Futures Strategy Fund - Class A	96,522	497	517	—	(46)	95,492
JNL/AQR Risk Parity Fund	349	—	356	—	30	—
JNL/BlackRock Global Long Short Credit Fund	62,756	—	11,283	—	(507)	51,990
JNL/Boston Partners Global Long Short Equity Fund - Class A	126,830	—	3,467	—	155	125,586
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	15,088	—	1,986	—	(349)	14,077
JNL/Crescent High Income Fund - Class A	29,630	—	—	—	—	30,163
JNL/DFA U.S. Micro Cap Fund	16,781	—	—	—	—	16,660
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	90,433	—	5,911	—	1,011	91,626
JNL/DoubleLine Total Return Fund	167,471	—	1,724	—	122	167,461
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	74,169	—	3,970	—	(129)	71,444
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	55,035	—	822	—	(97)	56,804
JNL/Invesco Global Real Estate Fund - Class A	27,037	—	1,210	—	(59)	26,417
JNL/Lazard Emerging Markets Fund - Class A	39,385	—	4,145	—	(350)	39,345
JNL/Mellon Capital International Index Fund - Class A	161,665	—	10,419	—	2,041	163,331
JNL/Mellon Capital S&P 500 Index Fund - Class A	102,710	—	12,665	—	1,753	95,863
JNL/Mellon Capital Small Cap Index Fund - Class A	28,473	—	679	—	221	28,087
JNL/Neuberger Berman Currency Fund	43,237	—	1,257	—	(39)	42,022
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,215	—	1,635	—	(632)	610
JNL/Neuberger Berman Strategic Income Fund - Class A	8,953	—	6,546	—	175	2,534
JNL/Nicholas Convertible Arbitrage Fund	59,162	—	3,321	—	87	56,765
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	9,777	—	—	—	—	11,038
JNL/PIMCO Real Return Fund - Class A	23,507	—	494	—	5	23,375
JNL/PIMCO Total Return Bond Fund - Class A	22,245	—	2,904	—	(91)	19,662
JNL/PPM America Long Short Credit Fund	19,334	7,115	3,856	—	(335)	22,832
JNL/PPM America Total Return Fund - Class A	43,988	—	1,997	—	(2)	42,432
JNL/Red Rocks Listed Private Equity Fund - Class A	4,373	—	3,310	—	(150)	1,282

11

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Scout Unconstrained Bond Fund - Class A	71,504	—	1,910	—	(8)	70,020
JNL/T. Rowe Price Established Growth Fund - Class A	74,214	—	7,994	—	339	74,205
JNL/T. Rowe Price Value Fund - Class A	85,246	—	7,402	—	(348)	81,887
JNL/The London Company Focused U.S. Equity Fund	59,868	—	5,582	—	877	56,506
JNL/WCM Focused International Equity Fund	102,191	—	6,513	—	688	106,426
JNL/Westchester Capital Event Driven Fund - Class A	70,168	—	—	—	—	71,398
	1,871,970	8,612	113,875	—	4,362	1,838,987
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class A	71,139	235	—	—	—	72,411
JNL Multi-Manager Mid Cap Fund - Class A	57,051	20	—	—	—	59,960
JNL/AQR Managed Futures Strategy Fund - Class A	179,557	2,037	—	—	—	179,679
JNL/AQR Risk Parity Fund	1,271	—	1,296	—	112	—
JNL/BlackRock Global Long Short Credit Fund	122,919	—	24,796	—	(1,110)	99,136
JNL/Boston Partners Global Long Short Equity Fund - Class A	261,041	—	11,082	—	473	254,514
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	31,059	—	4,101	—	(721)	28,964
JNL/Crescent High Income Fund - Class A	43,817	23	—	—	—	44,628
JNL/DFA U.S. Micro Cap Fund	16,797	—	—	—	—	16,676
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	74,653	45	—	—	—	80,681
JNL/DoubleLine Total Return Fund	199,903	—	3,369	—	238	198,573
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	146,520	—	8,518	—	(279)	140,451
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	63,392	1	859	—	(103)	65,520
JNL/Invesco Global Real Estate Fund - Class A	54,616	—	2,857	—	(188)	52,947
JNL/Lazard Emerging Markets Fund - Class A	43,064	—	5,046	—	(696)	42,477
JNL/Mellon Capital International Index Fund - Class A	179,748	—	10,384	—	1,453	182,800
JNL/Mellon Capital S&P 500 Index Fund - Class A	105,590	—	9,126	—	1,265	102,522
JNL/Mellon Capital Small Cap Index Fund - Class A	21,309	—	1,431	—	390	20,090
JNL/Neuberger Berman Currency Fund	85,955	—	2,079	—	(65)	83,961
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	3,834	—	2,374	—	(904)	1,500
JNL/Neuberger Berman Strategic Income Fund - Class A	11,447	—	7,025	—	67	4,607
JNL/Nicholas Convertible Arbitrage Fund	113,722	—	8,231	—	224	107,258
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	16,373	28	—	—	—	18,517
JNL/PIMCO Real Return Fund - Class A	25,404	1	155	—	2	25,644
JNL/PPM America Long Short Credit Fund	45,954	12,557	4,755	—	(402)	54,335
JNL/PPM America Total Return Fund - Class A	57,321	1	327	—	—	57,580
JNL/Red Rocks Listed Private Equity Fund - Class A	13,825	—	8,799	—	(862)	5,764
JNL/Scout Unconstrained Bond Fund - Class A	83,681	—	892	—	(3)	83,292
JNL/T. Rowe Price Established Growth Fund - Class A	110,958	—	17,561	—	776	105,162
JNL/T. Rowe Price Value Fund - Class A	111,164	—	4,605	—	(131)	111,936
JNL/WCM Focused International Equity Fund	91,905	—	5,490	—	538	96,044
JNL/Westchester Capital Event Driven Fund - Class A	126,179	84	—	—	—	128,476
	2,571,168	15,032	145,158	—	74	2,526,105
JNL Alt 65 Fund
JNL Multi-Manager Alternative Fund - Class A	26,209	652	—	—	—	27,246
JNL Multi-Manager Mid Cap Fund - Class A	12,537	16	—	—	—	13,187
JNL/AQR Managed Futures Strategy Fund - Class A	52,802	—	417	—	(57)	51,837
JNL/BlackRock Global Long Short Credit Fund	31,818	—	6,545	—	(293)	25,535
JNL/Boston Partners Global Long Short Equity Fund - Class A	70,447	—	2,755	—	117	68,921
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	7,398	—	598	—	35	7,292
JNL/Crescent High Income Fund - Class A	5,139	11	—	—	—	5,242
JNL/DFA U.S. Micro Cap Fund	608	—	—	—	—	604
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	16,081	14	—	—	—	17,383
JNL/DoubleLine Total Return Fund	26,395	—	559	—	26	26,104
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	43,419	—	2,950	—	(99)	41,187
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	6,610	—	38	—	(5)	6,885
JNL/Invesco Global Real Estate Fund - Class A	16,123	—	1,004	—	(72)	15,469
JNL/Lazard Emerging Markets Fund - Class A	6,146	—	798	—	(101)	5,979
JNL/Mellon Capital International Index Fund - Class A	28,609	—	1,954	—	261	28,781
JNL/Mellon Capital S&P 500 Index Fund - Class A	19,616	—	1,035	—	146	19,721
JNL/Neuberger Berman Currency Fund	23,808	—	551	—	(17)	23,281
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	265	—	178	—	(18)	90
JNL/Nicholas Convertible Arbitrage Fund	30,757	—	2,711	—	72	28,519
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	3,512	82	—	—	—	4,051

12

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/PPM America Long Short Credit Fund	12,168	3,000	927	—	(84)	14,394
JNL/PPM America Total Return Fund - Class A	5,698	—	215	—	(3)	5,540
JNL/Scout Unconstrained Bond Fund - Class A	11,243	—	314	—	(1)	10,996
JNL/T. Rowe Price Established Growth Fund - Class A	16,953	—	2,240	—	88	16,514
JNL/T. Rowe Price Value Fund - Class A	18,748	—	2,135	—	(213)	17,490
JNL/WCM Focused International Equity Fund	15,989	1	545	—	58	17,142
JNL/Westchester Capital Event Driven Fund - Class A	35,506	364	—	—	—	36,494
	544,604	4,140	28,469	—	(160)	535,884
JNL/American Funds Balanced Allocation Fund
American Funds Insurance Series - Global Bond Fund - Class 1	111,468	8,024	693	—	(7)	121,498
American Funds Insurance Series - Global Growth and Income Fund - Class 1	102,270	2,632	372	—	116	112,096
American Funds Insurance Series - High-Income Bond Fund - Class 1	149,769	9,846	393	—	(30)	163,741
	363,507	20,502	1,458	—	79	397,335
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - Global Growth and Income Fund - Class 1	102,010	5,258	310	—	88	114,617
	102,010	5,258	310	—	88	114,617
JNL Disciplined Moderate Fund
JNL Multi-Manager Mid Cap Fund - Class A	70,109	287	1,295	—	132	72,646
JNL/Crescent High Income Fund - Class A	24,940	126	94	—	6	25,421
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	87,342	164	2,802	—	488	91,654
JNL/DoubleLine Total Return Fund	196,842	1,091	489	—	33	199,472
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	77,519	597	621	—	(10)	81,181
JNL/Mellon Capital Emerging Market Index Fund - Class A	50,525	13	4,757	—	(257)	51,504
JNL/Mellon Capital International Index Fund - Class A	99,851	41	4,063	—	323	103,330
JNL/Mellon Capital S&P 500 Index Fund - Class A	189,499	464	4,120	—	625	197,001
JNL/Mellon Capital Small Cap Index Fund - Class A	41,965	897	4	—	1	43,306
JNL/PIMCO Credit Income Fund	42,873	157	170	—	—	43,740
JNL/PIMCO Real Return Fund - Class A	32,334	151	311	—	2	32,676
JNL/PPM America High Yield Bond Fund - Class A	28,510	104	301	—	8	29,135
JNL/PPM America Total Return Fund - Class A	71,475	430	181	—	(3)	72,456
JNL/Scout Unconstrained Bond Fund - Class A	89,239	624	28	—	—	90,376
JNL/T. Rowe Price Capital Appreciation Fund	109,662	21	2,027	—	177	113,347
JNL/T. Rowe Price Established Growth Fund - Class A	49,063	1	2,816	—	87	51,606
JNL/T. Rowe Price Value Fund - Class A	70,064	364	1,196	—	(1)	72,659
JNL/WCM Focused International Equity Fund	86,245	—	5,968	—	504	89,217
	1,418,057	5,532	31,243	—	2,115	1,460,727
JNL Disciplined Moderate Growth Fund
JNL Multi-Manager Mid Cap Fund - Class A	105,529	469	1,237	—	123	110,094
JNL/Crescent High Income Fund - Class A	32,325	490	8	—	1	33,392
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	150,611	148	3,206	—	561	159,562
JNL/DoubleLine Total Return Fund	134,985	2,236	265	—	18	138,355
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	50,389	639	52	—	(5)	53,380
JNL/Mellon Capital Emerging Market Index Fund - Class A	93,676	157	6,930	—	(859)	97,563
JNL/Mellon Capital International Index Fund - Class A	157,867	527	4,572	—	(392)	165,717
JNL/Mellon Capital S&P 500 Index Fund - Class A	288,441	778	3,425	—	914	302,823
JNL/Mellon Capital Small Cap Index Fund - Class A	68,529	2,255	10	—	1	71,517
JNL/PIMCO Credit Income Fund	32,578	426	156	—	—	33,519
JNL/PIMCO Real Return Fund - Class A	23,383	362	234	—	1	23,875
JNL/PPM America Total Return Fund - Class A	32,564	547	81	—	(2)	33,365
JNL/S&P International 5 Fund - Class A	55,434	251	1,716	—	(13)	58,088
JNL/Scout Unconstrained Bond Fund - Class A	69,593	1,326	16	—	—	71,327
JNL/T. Rowe Price Capital Appreciation Fund	152,127	152	1,187	—	103	159,013
JNL/T. Rowe Price Established Growth Fund - Class A	91,407	—	4,091	—	114	97,331
JNL/T. Rowe Price Value Fund - Class A	128,342	686	1,330	—	6	133,977
JNL/WCM Focused International Equity Fund	177,353	—	8,898	—	688	186,937
	1,845,133	11,449	37,414	—	1,259	1,929,835
JNL Disciplined Growth Fund
JNL Multi-Manager Mid Cap Fund - Class A	55,022	2,676	82	—	7	60,414
JNL/Crescent High Income Fund - Class A	11,129	774	—	—	—	12,107
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	96,376	2,215	73	—	15	106,294
JNL/DoubleLine Total Return Fund	35,671	2,627	—	—	—	38,680
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	11,025	658	46	—	(4)	12,185
JNL/Mellon Capital Emerging Market Index Fund - Class A	54,107	1,091	2,563	—	(171)	58,896
JNL/Mellon Capital International Index Fund - Class A	89,036	2,860	1,109	—	(86)	97,632

13

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Mellon Capital S&P 500 Index Fund - Class A	149,219	5,746	66	—	18	163,811
JNL/Mellon Capital Small Cap Index Fund - Class A	37,279	3,801	33	—	5	41,477
JNL/PIMCO Credit Income Fund	8,954	558	10	—	—	9,691
JNL/S&P International 5 Fund - Class A	31,042	1,078	412	—	(5)	34,051
JNL/Scout Unconstrained Bond Fund - Class A	24,455	1,906	—	—	—	26,514
JNL/T. Rowe Price Capital Appreciation Fund	35,379	1,338	7	—	—	38,580
JNL/T. Rowe Price Established Growth Fund - Class A	72,357	814	1,107	—	17	80,090
JNL/T. Rowe Price Value Fund - Class A	83,539	3,716	102	—	—	91,288
JNL/WCM Focused International Equity Fund	89,658	1,285	2,038	—	145	98,427
	884,248	33,143	7,648	—	(59)	970,137
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund - Class A	485,054	179	17,299	—	825	495,823
JNL/Franklin Templeton Income Fund - Class A	485,212	1,090	5,722	—	610	496,849
JNL/Franklin Templeton Mutual Shares Fund - Class A	484,222	31	8,307	—	1,233	493,493
	1,454,488	1,300	31,328	—	2,668	1,486,165
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund - Class A	43,355	3,421	532	—	(28)	46,555
JNL/Mellon Capital International Index Fund - Class A	43,432	1,455	1,798	—	255	46,439
JNL/Mellon Capital JNL 5 Fund - Class A	216,278	11,057	1,273	—	714	232,385
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	43,724	1,466	387	—	190	46,466
JNL/Mellon Capital S&P 500 Index Fund - Class A	43,290	1,235	763	—	461	46,343
JNL/Mellon Capital Small Cap Index Fund - Class A	45,266	1,901	1,084	—	501	46,559
	435,345	20,535	5,837	—	2,093	464,747
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class A	159,843	18,197	—	—	—	179,205
JNL/Mellon Capital International Index Fund - Class A	163,917	4,748	281	—	82	181,105
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	174,231	1,106	1,145	—	550	180,803
JNL/Mellon Capital S&P 500 Index Fund - Class A	168,312	1,649	57	—	31	179,868
JNL/Mellon Capital Small Cap Index Fund - Class A	180,396	1,455	1,908	—	908	181,837
	846,699	27,155	3,391	—	1,571	902,818
JNL/MMRS Conservative Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	8,674	—	778	—	(270)	8,556
JNL/Franklin Templeton Mutual Shares Fund - Class A	13,068	6	794	—	(77)	12,752
JNL/Goldman Sachs Core Plus Bond Fund - Class A	48,074	23	1,967	—	(57)	46,580
JNL/Invesco International Growth Fund - Class A	21,964	—	2,341	—	(323)	21,247
JNL/Invesco Small Cap Growth Fund - Class A	12,986	1	960	—	(26)	12,830
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	48,062	26	1,811	—	(68)	46,600
JNL/Mellon Capital Bond Index Fund - Class A	48,086	21	1,851	—	(47)	46,580
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	8,627	7	750	—	(8)	8,542
JNL/Mellon Capital Emerging Market Index Fund - Class A	22,037	—	3,416	—	(534)	21,081
JNL/Mellon Capital Healthcare Sector Fund - Class A	13,077	2	1,609	—	(243)	12,607
JNL/Mellon Capital S&P 24 Fund - Class A	13,007	25	623	—	(419)	12,668
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	13,048	1	750	—	89	12,793
JNL/Neuberger Berman Strategic Income Fund - Class A	20,031	—	1,092	—	(31)	19,415
JNL/PIMCO Real Return Fund - Class A	20,028	3	916	—	(92)	19,422
JNL/PIMCO Total Return Bond Fund - Class A	40,037	23	1,862	—	(73)	38,805
JNL/S&P Competitive Advantage Fund - Class A	12,941	15	733	—	(146)	12,770
JNL/S&P Dividend Income & Growth Fund - Class A	13,067	10	535	—	13	12,740
JNL/S&P Intrinsic Value Fund - Class A	12,924	1	955	—	(256)	12,805
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	8,666	1	823	—	2	8,520
	398,404	165	24,566	—	(2,566)	387,313
JNL/MMRS Growth Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	2,905	16	223	—	—	2,919
JNL/Franklin Templeton Mutual Shares Fund - Class A	2,337	35	132	—	5	2,324
JNL/Invesco International Growth Fund - Class A	5,883	35	551	—	(15)	5,801
JNL/Invesco Small Cap Growth Fund - Class A	2,903	26	190	—	17	2,918
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	2,312	13	170	—	9	2,330
JNL/Mellon Capital Emerging Market Index Fund - Class A	5,850	63	829	—	95	5,741
JNL/Mellon Capital Healthcare Sector Fund - Class A	3,502	64	400	—	(22)	3,470
JNL/Mellon Capital S&P 24 Fund - Class A	2,329	60	116	—	—	2,320
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	3,498	75	207	—	26	3,498
JNL/S&P Competitive Advantage Fund - Class A	4,030	83	214	—	(2)	4,069
JNL/S&P Dividend Income & Growth Fund - Class A	4,670	111	198	—	5	4,652
JNL/S&P Intrinsic Value Fund - Class A	4,014	62	258	—	24	4,078
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	2,324	15	195	—	14	2,324
	46,557	658	3,683	—	156	46,444
JNL/MMRS Moderate Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	8,966	22	717	—	21	8,949
JNL/Franklin Templeton Mutual Shares Fund - Class A	6,761	45	440	—	19	6,609
JNL/Goldman Sachs Core Plus Bond Fund - Class A	10,346	179	466	—	(19)	10,156

14

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Invesco International Growth Fund - Class A	22,710	2	1,923	—	(40)	22,464
JNL/Invesco Small Cap Growth Fund - Class A	8,964	32	617	—	79	8,929
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	11,803	218	509	—	(24)	11,592
JNL/Mellon Capital Bond Index Fund - Class A	11,807	213	508	—	(17)	11,594
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	6,710	6	492	—	25	6,731
JNL/Mellon Capital Emerging Market Index Fund - Class A	11,161	98	1,361	—	110	11,161
JNL/Mellon Capital Healthcare Sector Fund - Class A	8,987	110	1,094	—	(25)	8,780
JNL/Mellon Capital S&P 24 Fund - Class A	6,741	109	393	—	(10)	6,587
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	11,240	138	721	—	103	11,080
JNL/Neuberger Berman Strategic Income Fund - Class A	5,922	67	322	—	(2)	5,807
JNL/PIMCO Real Return Fund - Class A	5,920	93	293	—	(16)	5,812
JNL/PIMCO Total Return Bond Fund - Class A	8,877	146	455	—	(3)	8,704
JNL/S&P Competitive Advantage Fund - Class A	11,145	104	685	—	(50)	11,030
JNL/S&P Dividend Income & Growth Fund - Class A	13,545	182	680	—	21	13,247
JNL/S&P Intrinsic Value Fund - Class A	11,120	152	840	—	17	11,147
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	6,737	6	566	—	56	6,698
	189,462	1,922	13,082	—	245	187,077
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class A	1,773,239	4,578	15,086	—	4,284	1,837,746
JNL/S&P Dividend Income & Growth Fund - Class A	1,807,676	7,281	15,988	—	3,650	1,825,504
JNL/S&P Intrinsic Value Fund - Class A	1,768,153	2,771	30,507	—	6,836	1,855,744
JNL/S&P Total Yield Fund - Class A	1,773,867	34,744	4,070	—	1,176	1,851,955
	7,122,935	49,374	65,651	—	15,946	7,370,949
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	47,573	144	1,744	—	(54)	46,653
JNL Multi-Manager Mid Cap Fund - Class A	15,699	137	1,070	—	108	15,552
JNL Multi-Manager Small Cap Growth Fund - Class A	15,645	61	1,297	—	(82)	15,601
JNL Multi-Manager Small Cap Value Fund - Class A	15,681	434	628	—	123	15,664
JNL/Causeway International Value Select Fund - Class A	15,843	51	1,709	—	132	15,567
JNL/Crescent High Income Fund - Class A	63,515	248	2,535	—	160	62,359
JNL/DFA U.S. Core Equity Fund - Class A	31,328	233	2,030	—	840	31,114
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	15,900	29	860	—	53	15,542
JNL/DoubleLine Total Return Fund	143,481	652	5,714	—	401	139,868
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	110,455	384	6,226	—	(490)	109,706
JNL/Goldman Sachs Core Plus Bond Fund - Class A	47,831	243	1,932	—	(146)	46,592
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	15,596	51	1,149	—	(134)	15,502
JNL/Invesco Global Real Estate Fund - Class A	16,007	229	1,025	—	38	15,571
JNL/Invesco International Growth Fund - Class A	15,930	—	1,497	—	303	15,609
JNL/Invesco Mid Cap Value Fund - Class A	15,710	416	928	—	2	15,529
JNL/JPMorgan MidCap Growth Fund - Class A	31,214	123	2,822	—	244	31,085
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	143,434	786	20,907	—	(421)	124,267
JNL/PIMCO Real Return Fund - Class A	63,822	47,558	3,715	—	(1,479)	108,884
JNL/PIMCO Total Return Bond Fund - Class A	95,770	330	35,216	—	(2,050)	62,214
JNL/PPM America Floating Rate Income Fund - Class A	31,785	206	1,170	—	69	31,060
JNL/PPM America High Yield Bond Fund - Class A	79,515	315	4,072	—	(405)	78,024
JNL/PPM America Low Duration Bond Fund - Class A	111,294	509	3,625	—	8	108,725
JNL/PPM America Total Return Fund - Class A	111,533	451	4,342	—	421	108,770
JNL/Scout Unconstrained Bond Fund - Class A	95,418	468	3,275	—	(13)	93,179
JNL/T. Rowe Price Established Growth Fund - Class A	46,958	76	5,216	—	1,786	46,837
JNL/T. Rowe Price Short-Term Bond Fund - Class A	111,216	463	3,548	—	(103)	108,687
JNL/T. Rowe Price Value Fund - Class A	47,116	452	3,398	—	682	46,443
JNL/WCM Focused International Equity Fund	15,866	4	1,893	—	232	15,585
JNL/WMC Value Fund - Class A	15,696	187	977	—	207	15,501
	1,586,831	55,240	124,520	—	432	1,555,690
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	96,927	62	—	—	—	98,398
JNL Multi-Manager Mid Cap Fund - Class A	34,422	1,295	—	—	—	37,456
JNL Multi-Manager Small Cap Growth Fund - Class A	34,504	—	1,798	—	(117)	35,343
JNL Multi-Manager Small Cap Value Fund - Class A	74,954	—	5,502	—	1,078	70,219
JNL/BlackRock Large Cap Select Growth Fund - Class A	33,071	—	1,386	—	156	35,009
JNL/Causeway International Value Select Fund - Class A	30,130	47	—	—	—	32,923
JNL/Crescent High Income Fund - Class A	91,562	1,712	—	—	—	94,932
JNL/DFA U.S. Core Equity Fund - Class A	36,091	—	2,502	—	415	35,384
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	34,201	—	1,033	—	63	34,196
JNL/DoubleLine Total Return Fund	228,644	125	9	—	1	231,111

15

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	237,149	—	5,968	—	315	242,232
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	32,074	—	222	—	(80)	33,967
JNL/Goldman Sachs Mid Cap Value Fund - Class A	19,567	—	11,645	—	912	8,463
JNL/Invesco Global Real Estate Fund - Class A	32,971	8	269	—	10	33,436
JNL/Invesco International Growth Fund - Class A	61,953	53	63	—	21	66,730
JNL/Invesco Mid Cap Value Fund - Class A	35,648	—	1,989	—	(25)	34,377
JNL/Invesco Small Cap Growth Fund - Class A	34,862	—	1,849	—	585	35,160
JNL/JPMorgan MidCap Growth Fund - Class A	98,057	—	2,858	—	265	103,438
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	162,028	165	—	—	—	163,307
JNL/Lazard Emerging Markets Fund - Class A	34,474	—	2,364	—	(404)	35,741
JNL/Oppenheimer Global Growth Fund - Class A	33,587	—	1,645	—	400	35,334
JNL/PIMCO Real Return Fund - Class A	131,271	65,110	245	—	(75)	198,509
JNL/PIMCO Total Return Bond Fund - Class A	133,877	—	53,858	—	(3,132)	81,859
JNL/PPM America High Yield Bond Fund - Class A	141,553	—	7,098	—	(612)	138,477
JNL/PPM America Low Duration Bond Fund - Class A	184,538	593	—	—	—	186,056
JNL/PPM America Total Return Fund - Class A	164,601	32	336	—	32	165,981
JNL/Scout Unconstrained Bond Fund - Class A	152,467	554	—	—	—	153,945
JNL/T. Rowe Price Established Growth Fund - Class A	303,245	—	29,775	—	11,995	306,024
JNL/T. Rowe Price Short-Term Bond Fund - Class A	173,234	—	5,001	—	(146)	169,100
JNL/T. Rowe Price Value Fund - Class A	279,761	—	14,652	—	4,184	278,496
JNL/WCM Focused International Equity Fund	29,096	79	—	—	—	32,296
JNL/WMC Value Fund - Class A	106,341	—	5,856	—	1,954	104,440
	3,276,860	69,835	157,923	—	17,795	3,312,339
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	184,312	—	1,986	—	(63)	184,990
JNL Multi-Manager Mid Cap Fund - Class A	121,064	—	2,410	—	241	124,759
JNL Multi-Manager Small Cap Growth Fund - Class A	80,741	—	12,561	—	(3,631)	74,056
JNL Multi-Manager Small Cap Value Fund - Class A	194,563	—	44,895	—	8,854	151,893
JNL/BlackRock Large Cap Select Growth Fund - Class A	305,455	—	12,756	—	1,444	323,413
JNL/Causeway International Value Select Fund - Class A	76,208	272	—	—	—	83,431
JNL/Crescent High Income Fund - Class A	133,089	317	—	—	—	135,804
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	39,655	20,047	18	—	1	61,139
JNL/DoubleLine Total Return Fund	175,556	41	—	—	—	177,403
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	309,863	—	6,432	—	(387)	317,913
JNL/Goldman Sachs Core Plus Bond Fund - Class A	51,882	—	—	—	—	52,375
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	58,858	1	273	—	(89)	62,469
JNL/Goldman Sachs Mid Cap Value Fund - Class A	49,807	—	26,875	—	(1,594)	24,376
JNL/Invesco Global Real Estate Fund - Class A	121,379	—	1,064	—	40	122,986
JNL/Invesco International Growth Fund - Class A	122,517	—	3,412	—	208	128,457
JNL/Invesco Mid Cap Value Fund - Class A	67,144	—	4,274	—	566	64,228
JNL/Invesco Small Cap Growth Fund - Class A	94,835	52	29,408	—	9,647	70,864
JNL/JPMorgan MidCap Growth Fund - Class A	178,218	353	—	—	—	193,648
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	171,688	68	—	—	—	172,936
JNL/Lazard Emerging Markets Fund - Class A	67,980	—	6,503	—	(1,267)	68,552
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	100,480	88	—	—	—	113,533
JNL/Oppenheimer Global Growth Fund - Class A	154,286	117	—	—	—	170,240
JNL/PIMCO Real Return Fund - Class A	119,676	120,015	72	—	(28)	242,094
JNL/PIMCO Total Return Bond Fund - Class A	175,078	12	115,329	—	(6,841)	61,999
JNL/PPM America High Yield Bond Fund - Class A	199,009	—	11,001	—	(880)	193,658
JNL/PPM America Low Duration Bond Fund - Class A	240,246	16	35	—	—	241,428
JNL/PPM America Mid Cap Value Fund - Class A	27,889	—	—	—	—	28,689
JNL/PPM America Total Return Fund - Class A	181,379	4	439	—	42	182,799
JNL/Scout Unconstrained Bond Fund - Class A	220,881	144	—	—	—	222,360
JNL/T. Rowe Price Established Growth Fund - Class A	815,939	—	80,392	—	36,261	823,197
JNL/T. Rowe Price Short-Term Bond Fund - Class A	182,418	3	640	—	(15)	182,707
JNL/T. Rowe Price Value Fund - Class A	577,907	76,012	14,057	—	5,822	669,276
JNL/WCM Focused International Equity Fund	110,515	25	38	—	6	122,348
JNL/WMC Value Fund - Class A	340,583	—	24,634	—	6,912	328,556
	6,051,100	217,587	399,504	—	55,249	6,178,576
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class A	146,313	116	40	—	(2)	148,515
JNL Multi-Manager Mid Cap Fund - Class A	81,472	532	—	—	—	86,130
JNL Multi-Manager Small Cap Growth Fund - Class A	99,656	—	1,927	—	(139)	105,455
JNL Multi-Manager Small Cap Value Fund - Class A	165,503	—	35,535	—	6,638	131,807
JNL/BlackRock Large Cap Select Growth Fund - Class A	488,428	—	10,275	—	1,150	527,527
JNL/Causeway International Value Select Fund - Class A	99,200	—	1,970	—	(198)	106,192

16

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Crescent High Income Fund - Class A	84,892	514	—	—	—	86,937
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	27,587	767	—	—	—	29,205
JNL/DoubleLine Total Return Fund	95,493	22	41,397	—	2,924	54,907
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	47,242	36	7	—	(3)	50,390
JNL/Goldman Sachs Mid Cap Value Fund - Class A	48,764	—	50,198	—	(601)	—
JNL/Invesco Global Real Estate Fund - Class A	93,854	175	—	—	—	96,097
JNL/Invesco International Growth Fund - Class A	111,147	—	7,080	—	518	112,369
JNL/Invesco Mid Cap Value Fund - Class A	103,128	—	2,552	—	352	102,645
JNL/Invesco Small Cap Growth Fund - Class A	101,762	—	41,461	—	10,026	65,823
JNL/JPMorgan MidCap Growth Fund - Class A	186,870	1,778	—	—	—	204,474
JNL/Lazard Emerging Markets Fund - Class A	144,002	—	2,070	—	(349)	157,383
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	64,693	1,041	—	—	—	74,118
JNL/Oppenheimer Global Growth Fund - Class A	234,431	37	656	—	(7)	257,867
JNL/PIMCO Real Return Fund - Class A	37,953	105,183	—	—	—	144,266
JNL/PIMCO Total Return Bond Fund - Class A	46,939	15	30,776	—	(757)	16,777
JNL/PPM America High Yield Bond Fund - Class A	101,163	—	1,464	—	(129)	102,611
JNL/PPM America Low Duration Bond Fund - Class A	81,547	654	—	—	—	82,610
JNL/PPM America Mid Cap Value Fund - Class A	16,002	—	—	—	—	16,461
JNL/PPM America Total Return Fund - Class A	93,623	229	—	—	—	94,812
JNL/Scout Unconstrained Bond Fund - Class A	139,529	61	10,006	—	(32)	130,406
JNL/T. Rowe Price Established Growth Fund - Class A	738,973	—	19,539	—	7,027	801,157
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	160,290	—	—	—	—	173,180
JNL/T. Rowe Price Short-Term Bond Fund - Class A	96,956	120	—	—	—	97,570
JNL/T. Rowe Price Value Fund - Class A	717,927	52,651	10,314	—	3,872	796,043
JNL/WCM Focused International Equity Fund	74,438	713	—	—	—	83,153
JNL/WMC Value Fund - Class A	320,678	—	13,339	—	3,759	319,316
	5,050,455	164,644	280,606	—	34,049	5,256,203
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class A	52,470	1,414	—	—	—	54,657
JNL Multi-Manager Mid Cap Fund - Class A	29,962	3,625	—	—	—	35,182
JNL Multi-Manager Small Cap Growth Fund - Class A	35,367	19	337	—	(20)	37,808
JNL Multi-Manager Small Cap Value Fund - Class A	76,658	—	19,229	—	3,572	58,305
JNL/BlackRock Large Cap Select Growth Fund - Class A	190,124	185	2,026	—	258	207,608
JNL/Causeway International Value Select Fund - Class A	52,797	86	810	—	47	56,867
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	15,449	1,698	—	—	—	17,648
JNL/DoubleLine Total Return Fund	17,079	777	—	—	—	18,037
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	583	—	—	—	—	622
JNL/Goldman Sachs Mid Cap Value Fund - Class A	5,252	—	5,387	—	782	—
JNL/Invesco Global Real Estate Fund - Class A	34,060	1,419	—	—	—	36,244
JNL/Invesco International Growth Fund - Class A	34,297	584	52	—	—	37,503
JNL/Invesco Mid Cap Value Fund - Class A	36,921	143	811	—	(12)	36,993
JNL/Invesco Small Cap Growth Fund - Class A	53,930	—	16,451	—	1,524	40,560
JNL/JPMorgan MidCap Growth Fund - Class A	82,867	2,628	—	—	—	92,615
JNL/Lazard Emerging Markets Fund - Class A	51,764	95	964	—	(61)	56,466
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	47,127	2,848	37	—	(2)	56,241
JNL/Oppenheimer Global Growth Fund - Class A	87,819	—	1,888	—	689	94,899
JNL/PPM America High Yield Bond Fund - Class A	35,643	353	64	—	(3)	36,966
JNL/PPM America Total Return Fund - Class A	17,209	688	—	—	—	18,078
JNL/Scout Unconstrained Bond Fund - Class A	17,258	673	—	—	—	18,038
JNL/T. Rowe Price Established Growth Fund - Class A	281,274	—	7,851	—	5,174	304,560
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	84,666	—	—	—	—	91,474
JNL/T. Rowe Price Short-Term Bond Fund - Class A	34,486	1,373	—	—	—	36,038
JNL/T. Rowe Price Value Fund - Class A	270,728	30,311	1,689	—	690	313,125
JNL/WCM Focused International Equity Fund	50,073	1,179	205	—	33	56,489
JNL/WMC Value Fund - Class A	145,830	45	1,999	—	449	149,381
	1,841,693	50,143	59,800	—	13,120	1,962,404

Income Tax Matters. JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Growth-Income Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund are treated as partnerships for federal income tax purposes. These Funds are not subject to federal income tax, and therefore, there is no provision for federal income taxes. The book cost of assets differs from the tax cost of assets for these Funds as a result of each Fund’s expected adoption of a mark to market method of accounting for federal income tax purposes. Under this method, the tax cost of assets will approximate fair market value.

17

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund are each treated as registered investment companies (“RICs”) for federal income tax purposes.

As of March 31, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/American Funds Global Bond Fund	504,284	1,302	(32,518)	(31,216)
JNL/American Funds Global Small Capitalization Fund	590,050	25,351	(65,889)	(40,538)
JNL/American Funds International Fund	1,313,741	51,554	(80,135)	(28,581)
JNL/American Funds New World Fund	1,048,179	31,818	(57,230)	(25,412)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/AB Dynamic Asset Allocation Fund (a)
INVESTMENT COMPANIES 84.7%
iShares Core MSCI Emerging Markets ETF	12	$571
iShares Core S&P 500 ETF	25	6,036
iShares International Developed Real Estate ETF	13	367
iShares JPMorgan USD Emerging Markets Bond ETF	6	701
iShares MSCI EAFE ETF	60	3,712
iShares Russell 2000 ETF	4	577
SPDR S&P 500 ETF Trust	26	6,159
Vanguard FTSE Developed Markets ETF	143	5,600
Vanguard Global ex-U.S. Real Estate ETF	10	507
Vanguard Mid-Cap ETF	12	1,726
Vanguard MSCI Emerging Markets ETF	41	1,608
Vanguard REIT ETF	11	884
Vanguard Small-Cap ETF	9	1,193
Total Investment Companies (cost $27,476)		29,641
SHORT TERM INVESTMENTS 15.9%
Investment Companies 6.3%
JNL Money Market Fund, 0.53% (b) (c) (d)	2,183	2,183
	Shares/Par†	Value
Treasury Securities 9.6%
Japan Treasury Bill
0.00%, 05/29/17, JPY	280,000	2,517
U.S. Treasury Bill
0.67%, 05/11/17 (e)	850	849
		3,366
Total Short Term Investments (cost $5,518)		5,549
Total Investments 100.6% (cost $32,994)		35,190
Other Derivative Instruments 0.1%		25
Other Assets and Liabilities, Net (0.7)%		(233)
Total Net Assets 100.0%		$34,982

(a) Consolidated Schedule of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(d) All or a portion of the security is held in the respective subsidiary.

(e) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	(5)	June 2017	AUD	(719)	$3	$(10)
Australia Commonwealth Treasury Bond, 10-Year	3	June 2017	AUD	379	—	5
Euro Stoxx 50	29	June 2017	EUR	967	5	28
FTSE 100 Index	7	June 2017	GBP	510	(2)	(1)
Hang Seng Index	(2)	April 2017	HKD	(2,437)	2	3
S&P/Toronto Stock Exchange 60 Index	(3)	June 2017	CAD	(550)	—	2
U.S. Treasury Note, 10-Year	32	June 2017		3,978	7	8
U.S. Treasury Note, 2-Year	10	June 2017		2,162	1	3
U.S. Treasury Note, 5-Year	9	June 2017		1,058	1	2
Ultra Long Term U.S. Treasury Bond	6	June 2017		956	2	8
					$19	$48

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	2.93%	04/22/26	NZD	410	$(1)	$(11)
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	2.75%	06/16/26	NZD	130	—	(5)
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.58%	12/28/26	NZD	270	—	3
						$(1)	$(13)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	SSB	06/15/17	AUD	479	$365	$(2)
AUD/USD	SSB	06/15/17	AUD	97	74	—
EUR/USD	SSB	06/15/17	EUR	176	188	(3)
EUR/USD	SSB	06/15/17	EUR	127	136	1
GBP/USD	SSB	06/15/17	GBP	273	342	4
JPY/USD	SSB	05/31/17	JPY	19,819	178	2
JPY/USD	SSB	06/15/17	JPY	108,185	975	15
NZD/USD	SSB	06/15/17	NZD	71	50	—
SEK/USD	SSB	06/15/17	SEK	1,956	219	(1)
USD/AUD	SSB	06/15/17	AUD	(1,037)	(790)	2
USD/CAD	SSB	06/15/17	CAD	(330)	(248)	(2)
USD/CAD	SSB	06/15/17	CAD	(237)	(178)	—
USD/CHF	CIT	06/15/17	CHF	(710)	(712)	(7)
USD/CHF	SSB	06/15/17	CHF	(50)	(50)	—
USD/EUR	SSB	06/15/17	EUR	(126)	(135)	—
USD/GBP	SSB	06/15/17	GBP	(104)	(131)	(3)
USD/JPY	SSB	05/31/17	JPY	(300,000)	(2,700)	(35)
USD/JPY	SSB	06/15/17	JPY	(57,959)	(522)	(5)
USD/NOK	JPM	06/15/17	NOK	(459)	(54)	—
USD/NZD	SSB	06/15/17	NZD	(71)	(50)	—
USD/SEK	CSI	06/15/17	SEK	(2,404)	(269)	2
USD/SEK	SSB	06/15/17	SEK	(1,956)	(219)	4
					$(3,531)	$(28)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - paying return
INVESTMENT COMPANIES
S&P 500 Total Return Index	CIT	1-Month LIBOR +0.45%	04/21/17	(4,546)	$35
					$35

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/AQR Managed Futures Strategy Fund (a)
SHORT TERM INVESTMENTS 92.1%
Investment Companies 45.9%
JNL Money Market Fund, 0.53% (b) (c) (d)	202,509	$202,509
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.62% (c) (d)	100,867	100,867
		303,376
Treasury Securities 46.2%
U.S. Treasury Bill
0.49%, 04/06/17	63,152	63,147
0.50%, 04/13/17	2,376	2,376
0.48%, 04/27/17	1,382	1,381
0.61%, 05/25/17 (d)	2,436	2,433
0.62%, 06/01/17 - 06/08/17 (d)	17,561	17,541
0.65%, 06/15/17 (d)	12,066	12,048
	Shares/Par†	Value
0.65%, 06/22/17 - 08/17/17	18,909	18,866
0.60%, 07/13/17	3,452	3,445
0.61%, 07/20/17 (d)	500	499
0.63%, 07/06/17 - 08/10/17 (d)	115,065	114,743
0.68%, 08/24/17	4,410	4,396
0.89%, 09/28/17 (d)	65,143	64,856
		305,731
Total Short Term Investments (cost $609,180)		609,107
Total Investments 92.1% (cost $609,180)		609,107
Other Derivative Instruments (1.1)%		(7,516)
Other Assets and Liabilities, Net 9.0%		60,111
Total Net Assets 100.0%		$661,702

(a) Consolidated Schedule of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(d) All or a portion of the security is held in the respective subsidiary.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Interest Rate	(253)	September 2017	EUR	(63,414)	$(7)	$(24)
3-Month Euro Euribor Interest Rate	(423)	December 2017	EUR	(106,000)	(6)	(33)
3-Month Euro Euribor Interest Rate	(643)	March 2018	EUR	(161,052)	(9)	(65)
3-Month Euro Euribor Interest Rate	(734)	June 2018	EUR	(183,776)	—	(60)
3-Month Euro Euribor Interest Rate	(807)	September 2018	EUR	(201,945)	—	(84)
3-Month Euro Euribor Interest Rate	(791)	December 2018	EUR	(197,820)	—	(107)
3-Month Euro Euribor Interest Rate	(442)	March 2019	EUR	(110,480)	—	(70)
3-Month Euro Swiss Franc Interest Rate	(59)	September 2017	CHF	(14,868)	1	1
3-Month Euro Swiss Franc Interest Rate	(41)	December 2017	CHF	(10,328)	1	(2)
3-Month Euro Swiss Franc Interest Rate	(22)	March 2018	CHF	(5,541)	—	(1)
3-Month Sterling Interest Rate	231	September 2017	GBP	28,755	4	(2)
3-Month Sterling Interest Rate	147	December 2017	GBP	18,297	2	(10)
3-Month Sterling Interest Rate	208	March 2018	GBP	25,880	3	(15)
3-Month Sterling Interest Rate	100	June 2018	GBP	12,439	3	(10)
3-Month Sterling Interest Rate	86	September 2018	GBP	10,693	3	(9)
3-Month Sterling Interest Rate	102	December 2018	GBP	12,677	3	(12)
3-Month Sterling Interest Rate	100	March 2019	GBP	12,420	3	(7)
90-Day Eurodollar	(867)	September 2017		(213,975)	22	325
90-Day Eurodollar	(704)	December 2017		(173,499)	(18)	227
90-Day Eurodollar	(560)	March 2018		(137,849)	(28)	166
90-Day Eurodollar	(490)	June 2018		(120,431)	(31)	111
90-Day Eurodollar	(426)	September 2018		(104,563)	(32)	76
90-Day Eurodollar	(417)	December 2018		(102,198)	(31)	43
90-Day Eurodollar	(376)	March 2019		(91,920)	(28)	(120)
Amsterdam Exchanges Index	132	April 2017	EUR	13,456	24	155
ASX SPI 200 Index	209	June 2017	AUD	30,063	(128)	374
Australia Commonwealth Treasury Bond, 10-Year	(102)	June 2017	AUD	(12,903)	4	(152)
Australia Commonwealth Treasury Bond, 3-Year	(652)	June 2017	AUD	(72,488)	15	(284)
Australian Dollar	3	June 2017		227	—	2
Brent Crude Oil ‡	11	April 2017		566	4	23
British Pound	(2)	June 2017		(154)	(1)	(3)
CAC40 10 Euro	235	April 2017	EUR	11,670	81	377
Canadian Bank Acceptance	(82)	June 2017	CAD	(20,291)	2	(8)
Canadian Bank Acceptance	(126)	September 2017	CAD	(31,155)	2	(24)
Canadian Bank Acceptance	(64)	December 2017	CAD	(15,827)	1	(4)
Canadian Government Bond, 10-Year	(24)	June 2017	CAD	(3,250)	3	(34)
Cocoa ‡	(181)	May 2017	GBP	(2,994)	9	(49)
Coffee 'C' ‡	7	May 2017		381	—	(15)
Copper ‡	242	May 2017		16,389	(115)	(341)
Cotton No. 2 ‡	50	May 2017		1,915	28	18
Dow Jones Industrial Average E-Mini Index	235	June 2017		24,476	(66)	(266)
Euro FX Currency	(1)	June 2017		(132)	—	(1)
Euro Stoxx 50	707	June 2017	EUR	23,525	113	749
Euro-Bobl	415	June 2017	EUR	54,870	9	(183)
Euro-BTP	(857)	June 2017	EUR	(110,880)	137	(1,229)
Euro-Bund	(17)	June 2017	EUR	(2,730)	—	(15)
Euro-Buxl	(83)	June 2017	EUR	(13,766)	16	(241)
Euro-OAT	(564)	June 2017	EUR	(82,354)	229	(631)
Euro-Schatz	1,834	June 2017	EUR	206,069	39	(230)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
FTSE 100 Index	293	June 2017	GBP	21,356	(90)	(53)
FTSE/JSE Top 40 Index	167	June 2017	ZAR	75,454	(7)	74
FTSE/MIB Index	63	June 2017	EUR	6,019	38	319
German Stock Index	74	June 2017	EUR	22,243	97	608
Gold 100 oz. ‡	322	June 2017		40,109	103	180
Hang Seng China Enterprises Index	72	April 2017	HKD	37,669	(35)	(81)
Hang Seng Index	38	April 2017	HKD	46,292	(44)	(57)
IBEX 35 Index	78	April 2017	EUR	7,714	38	439
Japanese Government Bond, 10-Year	(33)	June 2017	JPY	(4,950,605)	27	(77)
Japanese Yen	(1)	June 2017		(110)	—	(3)
KCBT Wheat ‡	(68)	May 2017		(1,441)	(11)	11
KOSPI 200	22	June 2017	KRW	1,544,125	(2)	5
Lean Hogs ‡	(84)	June 2017		(2,589)	13	108
Live Cattle ‡	5	July 2017		219	—	2
LME Aluminum ‡	176	June 2017		8,383	—	260
LME Copper ‡	33	June 2017		4,902	—	(84)
LME Nickel ‡	22	June 2017		1,432	—	(109)
LME Zinc ‡	37	June 2017		2,626	—	(63)
Low Sulphur Gas Oil ‡	79	May 2017		3,618	(4)	103
Mini MSCI Emerging EAFE Index	225	June 2017		19,697	(47)	350
Mini MSCI Emerging Markets Index	644	June 2017		30,432	(229)	525
MSCI Taiwan Index	57	April 2017		2,088	(10)	(20)
NASDAQ 100 E-Mini	301	June 2017		32,419	6	321
Natural Gas ‡	13	May 2017		404	—	11
Nikkei 225	67	June 2017	JPY	1,289,565	(96)	(207)
NY Harbor ULSD ‡	28	May 2017		1,795	17	57
OMX Stockholm 30 Index	353	April 2017	SEK	54,793	36	119
Palladium ‡	50	June 2017		3,959	3	32
Platinum ‡	24	July 2017		1,166	(4)	(23)
RBOB Gasoline ‡	(55)	May 2017		(3,735)	(45)	(199)
Russell 2000 Mini Index	31	June 2017		2,123	5	23
S&P 500 E-Mini Index	181	June 2017		21,426	(49)	(75)
S&P MidCap 400 E-Mini Index	56	June 2017		9,570	1	52
S&P/Toronto Stock Exchange 60 Index	143	June 2017	CAD	26,053	(21)	26
SGX FTSE China A50 Index	391	April 2017		4,111	33	(24)
SGX MSCI Singapore Index	266	April 2017	SGD	9,228	—	46
SGX Nifty 50 Index	247	April 2017		4,520	2	24
Silver ‡	151	May 2017		13,653	38	130
Soybean Meal ‡	23	May 2017		787	(15)	(78)
Soybean Oil ‡	(34)	May 2017		(670)	5	22
Sugar #11 (World Markets) ‡	183	July 2017		4,203	(10)	(768)
Tokyo Price Index	150	June 2017	JPY	2,310,539	(222)	(382)
U.K. Long Gilt	801	June 2017	GBP	100,810	(60)	1,734
U.S. Treasury Long Bond	(209)	June 2017		(31,022)	(65)	(504)
U.S. Treasury Note, 10-Year	(245)	June 2017		(30,233)	(54)	(285)
U.S. Treasury Note, 2-Year	218	July 2017		47,175	17	12
U.S. Treasury Note, 5-Year	(423)	July 2017		(49,479)	(69)	(320)
Ultra Long Term U.S. Treasury Bond	(180)	June 2017		(28,498)	(56)	(414)
Wheat ‡	(37)	May 2017		(783)	(10)	(6)
WTI Crude Oil ‡	(158)	May 2017		(7,573)	(39)	(422)
					$(554)	$(355)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CIT	06/21/17	AUD	58,282	$44,464	$(255)
AUD/USD	CIT	06/21/17	AUD	71,948	54,888	529
BRL/USD	CIT	06/21/17	BRL	18,708	5,868	(23)
BRL/USD	CIT	06/21/17	BRL	24,818	7,783	68
CAD/USD	CIT	06/21/17	CAD	56,116	42,245	(580)
CAD/USD	CIT	06/21/17	CAD	76,107	57,293	505
CHF/USD	CIT	06/21/17	CHF	104	104	—
CLP/USD	CIT	06/21/17	CLP	4,224,860	6,380	(72)
CLP/USD	CIT	06/21/17	CLP	369,725	559	3
COP/USD	CIT	06/21/17	COP	16,729,532	5,756	121
EUR/USD	CIT	06/21/17	EUR	77,463	82,951	(738)
EUR/USD	CIT	06/21/17	EUR	33,614	35,996	221
GBP/USD	CIT	06/21/17	GBP	945	1,186	(2)
GBP/USD	CIT	06/21/17	GBP	423	531	1
HKD/USD	CIT	06/21/17	HKD	2,796	360	—
HUF/USD	CIT	06/21/17	HUF	353,471	1,225	(14)
HUF/USD	CIT	06/21/17	HUF	2,312,703	8,017	32
IDR/USD	CIT	06/21/17	IDR	103,805,145	7,723	49
ILS/USD	CIT	06/21/17	ILS	41,111	11,379	138
INR/USD	CIT	06/21/17	INR	12,092	184	(1)
INR/USD	CIT	06/21/17	INR	1,069,056	16,290	416
JPY/USD	CIT	06/21/17	JPY	6,823,762	61,485	(278)
JPY/USD	CIT	06/21/17	JPY	6,445,818	58,079	936
KRW/USD	CIT	06/21/17	KRW	3,914,393	3,504	(11)
KRW/USD	CIT	06/21/17	KRW	39,918,475	35,726	556
MXN/USD	CIT	06/21/17	MXN	291,512	15,382	672

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
NOK/USD	CIT	06/21/17	NOK	358,428	41,779	(851)
NZD/USD	CIT	06/21/17	NZD	100,018	69,970	(1,180)
NZD/USD	CIT	06/21/17	NZD	14,537	10,170	31
PHP/USD	CIT	06/21/17	PHP	62,946	1,250	3
PLN/USD	CIT	06/21/17	PLN	9,020	2,275	(13)
PLN/USD	CIT	06/21/17	PLN	113,550	28,613	777
SEK/USD	CIT	06/21/17	SEK	42,766	4,792	(86)
SEK/USD	CIT	06/21/17	SEK	101,755	11,401	46
SGD/USD	CIT	06/21/17	SGD	6,006	4,294	23
TRY/USD	CIT	06/21/17	TRY	2,931	789	(3)
TRY/USD	CIT	06/21/17	TRY	4,054	1,091	—
TWD/USD	CIT	06/21/17	TWD	431,353	14,266	168
USD/AUD	CIT	06/21/17	AUD	(9,723)	(7,418)	(15)
USD/AUD	CIT	06/21/17	AUD	(1,909)	(1,457)	1
USD/BRL	CIT	06/21/17	BRL	(1,149)	(361)	—
USD/CAD	CIT	06/21/17	CAD	(147,210)	(110,817)	(911)
USD/CAD	CIT	06/21/17	CAD	(8,090)	(6,090)	16
USD/CHF	CIT	06/21/17	CHF	(213)	(215)	(3)
USD/CHF	CIT	06/21/17	CHF	(139)	(139)	—
USD/CLP	CIT	06/21/17	CLP	(168,827)	(255)	(2)
USD/CLP	CIT	06/21/17	CLP	(378,031)	(570)	—
USD/COP	CIT	06/21/17	COP	(107,411)	(37)	(1)
USD/EUR	CIT	06/21/17	EUR	(166,549)	(178,348)	(1,359)
USD/GBP	CIT	06/21/17	GBP	(97,345)	(122,199)	(2,386)
USD/GBP	CIT	06/21/17	GBP	(3,866)	(4,852)	9
USD/HKD	CIT	06/21/17	HKD	(1,122)	(144)	—
USD/HUF	CIT	06/21/17	HUF	(394,098)	(1,366)	(18)
USD/HUF	CIT	06/21/17	HUF	(307,084)	(1,065)	13
USD/IDR	CIT	06/21/17	IDR	(2,696,420)	(201)	—
USD/INR	CIT	06/21/17	INR	(809)	(12)	—
USD/JPY	CIT	06/21/17	JPY	(5,010,358)	(45,145)	(584)
USD/MXN	CIT	06/21/17	MXN	(155,926)	(8,227)	(438)
USD/MXN	CIT	06/21/17	MXN	(655)	(35)	—
USD/NOK	CIT	06/21/17	NOK	(252,439)	(29,426)	236
USD/NZD	CIT	06/21/17	NZD	(75,802)	(53,028)	(478)
USD/NZD	CIT	06/21/17	NZD	(40,578)	(28,387)	229
USD/PHP	CIT	06/21/17	PHP	(224,541)	(4,460)	(48)
USD/PHP	CIT	06/21/17	PHP	(12,391)	(247)	—
USD/SEK	CIT	06/21/17	SEK	(129,579)	(14,517)	(84)
USD/SEK	CIT	06/21/17	SEK	(55,194)	(6,183)	63
USD/SGD	CIT	06/21/17	SGD	(2,253)	(1,612)	(15)
USD/SGD	CIT	06/21/17	SGD	(2,132)	(1,525)	2
USD/TRY	CIT	06/21/17	TRY	(51,488)	(13,848)	(327)
USD/TRY	CIT	06/21/17	TRY	(72,975)	(19,630)	107
USD/TWD	CIT	06/21/17	TWD	(15,581)	(515)	(2)
USD/TWD	CIT	06/21/17	TWD	(43,013)	(1,423)	7
USD/ZAR	CIT	06/21/17	ZAR	(3,448)	(254)	10
ZAR/USD	CIT	06/21/17	ZAR	346,205	25,450	(678)
ZAR/USD	CIT	06/21/17	ZAR	103	8	—
					$117,498	$(5,468)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
FUTURES
Bovespa Index Future, Expiration April 2017	BOA	N/A	04/12/17	BRL	11,821	$(129)
Hang Seng China Enterprises Index Future, Expiration April 2017	BOA	N/A	04/27/17	HKD	36,648	(82)
Hang Seng Index Future, Expiration April 2017	BOA	N/A	04/27/17	HKD	4,872	(6)
MSCI Taiwan Index Future, Expiration April 2017	BOA	N/A	04/27/17		6,451	(67)
SGX FTSE China A50 Index Futures, Expiration April 2017	BOA	N/A	04/27/17		1,048	(3)
SGX Nifty 50 Index Future, Expiration April 2017	BOA	N/A	04/27/17		2,621	28
TAIEX Future, Expiration April 2017	BOA	N/A	04/19/17	TWD	336,633	105
Cotton No. 2 Future, Expiration May 2017 ‡	CGM	N/A	04/13/17		1,808	9
Soybean Future, Expiration May 2017 ‡	CGM	N/A	04/21/17		2,397	(269)
Soybean Meal Future, Expiration May 2017 ‡	CGM	N/A	04/21/17		2,548	(266)
Coffee 'C' Future, Expiration May 2017 ‡	MLP	N/A	04/12/17		873	(37)
Cotton No. 2 Future, Expiration May 2017 ‡	MLP	N/A	04/13/17		2,957	20
Live Cattle Future, Expiration June 2017 ‡	MLP	N/A	06/02/17		8,377	(39)
OMX Stockholm 30 Index Future, Expiration April 2017	MLP	N/A	04/21/17	SEK	30,421	66
Soybean Meal Future, Expiration May 2017 ‡	MLP	N/A	04/21/17		4,927	(517)
Swiss Market Index Future, Expiration June 2017	MLP	N/A	06/16/17	CHF	3,991	23
Bovespa Index Future, Expiration April 2017	MSC	N/A	04/12/17	BRL	985	(2)
Hang Seng Index Future, Expiration April 2017	MSC	N/A	04/27/17	HKD	32,881	(39)
KOSPI 200 Future, Expiration June 2017	MSC	N/A	06/08/17	KRW	14,116,008	476
MSCI Taiwan Index Future, Expiration April 2017	MSC	N/A	04/27/17		4,547	(50)
SGX FTSE China A50 Index Futures, Expiration April 2017	MSC	N/A	04/27/17		4,270	(6)
SGX MSCI Singapore Index Future, Expiration April 2017	MSC	N/A	04/28/17	SGD	1,139	10
SGX Nifty 50 Index Future, Expiration April 2017	MSC	N/A	04/27/17		2,940	21
Swiss Market Index Future, Expiration June 2017	MSC	N/A	06/16/17	CHF	2,295	11
						$(743)
Total return swap agreements - paying return
FUTURES
Cocoa Future, Expiration May 2017 ‡	CGM	N/A	04/07/17		(1,230)	$(7)
Corn Future, Expiration May 2017 ‡	CGM	N/A	04/21/17		(929)	(18)
KCBT Wheat Future, Expiration May 2017 ‡	CGM	N/A	04/21/17		(767)	73
Wheat Future, Expiration May 2017 ‡	CGM	N/A	04/21/17		(994)	77
Cocoa Future, Expiration May 2017 ‡	MLP	N/A	04/07/17		(1,019)	(8)
Corn Future, Expiration May 2017 ‡	MLP	N/A	04/21/17		(553)	(12)
KCBT Wheat Future, Expiration May 2017 ‡	MLP	N/A	04/21/17		(113)	8

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Lean Hogs Future, Expiration June 2017 ‡	MLP	N/A	06/14/17	(1,258)	(12)
Soybean Oil Future, Expiration May 2017 ‡	MLP	N/A	04/21/17	(1,766)	31
Wheat Future, Expiration May 2017 ‡	MLP	N/A	04/21/17	(3,035)	178
					$310

‡All or a portion of the derivative instrument is held in the respective subsidiary.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/BlackRock Global Allocation Fund (a)
COMMON STOCKS 53.3%
Consumer Discretionary 8.6%
Accor SA	123	$5,116
Aisin Seiki Co. Ltd.	92	4,546
Alpine Electronics Inc.	29	422
Amazon.com Inc. (b) (c)	36	32,081
Bed Bath & Beyond Inc.	116	4,587
Berkeley Group Holdings Plc	106	4,244
Bridgestone Corp.	197	8,005
Brilliance China Automotive Holdings Ltd. (d)	1,398	2,339
Canon Marketing Japan Inc.	36	709
Charter Communications Inc. - Class A (b)	23	7,488
Cheng Shin Rubber Industry Co. Ltd.	1,006	2,078
Chipotle Mexican Grill Inc. (b)	30	13,320
Comcast Corp. - Class A	510	19,180
Compagnie Generale des Etablissements Michelin	25	2,999
Coway Co. Ltd.	13	1,078
Denso Corp.	221	9,751
DISH Network Corp. - Class A (b)	86	5,455
Exedy Corp.	24	679
Expedia Inc.	40	5,109
Ford Motor Co.	430	5,000
Fuji Heavy Industries Ltd.	201	7,391
Futaba Industrial Co. Ltd.	121	872
Goodyear Tire & Rubber Co.	12	431
H&R Block Inc.	188	4,362
Hero Motocorp Ltd.	17	836
Home Depot Inc.	40	5,862
Honda Motor Co. Ltd.	169	5,114
Hyundai Motor Co.	39	5,466
Jawbone Health Hub Inc. (b) (e) (f) (g)	98	267
Koito Manufacturing Co. Ltd.	50	2,611
Lear Corp.	9	1,230
Liberty Broadband Corp. - Class A (b)	26	2,224
Liberty Broadband Corp. - Class C (b)	51	4,380
Liberty Global Plc - Class A (b)	60	2,161
Liberty Media Group (b) (e) (f) (g)	35	1,142
Liberty SiriusXM Group - Class A (b)	93	3,616
Liberty SiriusXM Group - Class C (b)	174	6,757
Lowe's Cos. Inc.	220	18,052
Luxottica Group SpA	104	5,756
LVMH Moet Hennessy Louis Vuitton SE	29	6,447
Maruti Suzuki India Ltd.	33	3,071
McDonald's Corp.	6	783
Michael Kors Holdings Ltd. (b)	182	6,936
Mohawk Industries Inc. (b)	22	5,001
Nike Inc. - Class B	72	3,996
Nippon Telegraph & Telephone Corp.	69	1,200
NOS SGPS	340	1,855
Omnicom Group Inc.	4	338
Pearson Plc	378	3,221
PVH Corp.	4	382
RAI Way SpA	610	3,177
Ralph Lauren Corp. - Class A	45	3,700
Rinnai Corp.	26	2,055
Scripps Networks Interactive Inc. - Class A	7	518
Shimamura Co. Ltd.	7	941
SKY Perfect JSAT Holdings Inc.	83	353
Sodexo SA	23	2,730
Stanley Electric Co. Ltd.	35	986
Starbucks Corp.	88	5,140
Sumitomo Electric Industries Ltd.	302	5,029
Suzuki Motor Corp.	370	15,376
Target Corp.	172	9,485
Toho Co. Ltd.	32	855
Toyota Industries Corp.	226	11,262
Toyota Motor Corp.	39	2,139
TV Asahi Holdings Corp.	47	891
Urban Outfitters Inc. (b)	137	3,248
Williams-Sonoma Inc. (d)	117	6,278
Wyndham Worldwide Corp.	8	672
Yamada Denki Co. Ltd.	620	3,101
	Shares/Par†	Value
Yamaha Corp.	29	788
		324,670
Consumer Staples 3.1%
Ajinomoto Co. Inc.	357	7,056
Altria Group Inc. (c)	13	938
Anheuser-Busch InBev NV	131	14,324
Asahi Breweries Ltd.	133	5,017
Colgate-Palmolive Co.	16	1,199
Constellation Brands Inc. - Class A	4	700
Danone SA	301	20,444
Diageo Plc - ADR	40	4,589
Edgewell Personal Care Co. (b)	187	13,649
Japan Tobacco Inc.	30	986
KT&G Corp.	14	1,183
Mondelez International Inc. - Class A	34	1,481
Nestle SA	372	28,567
PepsiCo Inc.	13	1,500
Seven & I Holdings Co. Ltd.	21	817
Tyson Foods Inc. - Class A	6	387
Unilever NV - CVA	16	781
Uni-President Enterprises Corp.	642	1,204
Walgreens Boots Alliance Inc.	55	4,563
Want Want China Holdings Ltd. (d)	942	652
Whole Foods Market Inc.	278	8,254
		118,291
Energy 4.5%
Anadarko Petroleum Corp.	314	19,467
BP Plc - ADR	346	11,938
BP Plc	521	2,999
Chevron Corp.	3	277
Coal India Ltd.	1,065	4,801
EnCana Corp.	1,007	11,797
EQT Corp.	69	4,205
Formosa Petrochemical Corp.	173	604
Helmerich & Payne Inc.	7	477
INPEX Corp.	731	7,210
Marathon Oil Corp.	666	10,518
Marathon Petroleum Corp.	537	27,144
Oil & Natural Gas Corp. Ltd.	292	832
Phillips 66	7	560
Reliance Industries Ltd.	786	15,990
Royal Dutch Shell Plc - Class A	375	9,870
Royal Dutch Shell Plc - Class A - ADR	351	18,519
Schlumberger Ltd.	70	5,442
Thai Oil PCL	224	493
Thai Oil PCL	28	62
Total SA (d)	167	8,420
Total SA - ADR	8	395
Valero Energy Corp.	15	976
Williams Cos. Inc.	304	9,000
		171,996
Financials 7.7%
Allstate Corp. (c)	105	8,557
American International Group Inc. (c)	6	349
Ameriprise Financial Inc.	5	594
AXA SA	214	5,521
Axis Capital Holdings Ltd.	10	644
Banco Santander SA	990	6,057
Bank of America Corp.	1,240	29,261
Bank of New York Mellon Corp.	7	327
Berkshire Hathaway Inc. - Class A (b)	—	11,743
Berkshire Hathaway Inc. - Class B (b)	82	13,639
BNP Paribas SA	99	6,580
Capital One Financial Corp.	9	785
Cathay Financial Holding Co. Ltd.	595	955
Charles Schwab Corp.	180	7,353
Chubb Ltd.	68	9,307
Citigroup Inc.	276	16,490
Discover Financial Services	97	6,663
Fairfax Financial Holdings Ltd.	7	3,040
Fifth Third Bancorp	12	307
Fubon Financial Holding Co. Ltd.	588	959
Goldman Sachs Group Inc.	47	10,833
Hartford Financial Services Group Inc.	21	1,032

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
HSBC Holdings Plc	1,858	15,155
ING Groep NV	979	14,794
JPMorgan Chase & Co.	197	17,311
Marsh & McLennan Cos. Inc.	105	7,784
MetLife Inc.	160	8,427
Mitsubishi UFJ Financial Group Inc.	1,098	6,916
Morgan Stanley	236	10,091
MS&AD Insurance Group Holdings	101	3,216
Prudential Financial Inc.	7	697
Reinsurance Group of America Inc.	6	707
Sompo Holdings Inc.	206	7,568
Sony Financial Holdings Inc.	197	3,159
Sumitomo Mitsui Financial Group Inc.	364	13,238
SunTrust Banks Inc.	103	5,697
Svenska Handelsbanken AB - Class A (d)	455	6,237
Tokio Marine Holdings Inc.	194	8,195
Toronto-Dominion Bank	120	6,022
Travelers Cos. Inc.	11	1,313
UBS Group AG	314	5,012
Unum Group	88	4,129
Wells Fargo & Co.	65	3,639
Yes Bank Ltd.	96	2,282
		292,585
Health Care 6.7%
Abbott Laboratories	135	6,009
AbbVie Inc.	10	623
Acadia HealthCare Co. Inc. (b)	94	4,117
Aetna Inc. (c)	130	16,526
Alfresa Holdings Corp.	42	730
Amgen Inc.	5	879
Anthem Inc.	54	8,990
Astellas Pharma Inc.	50	663
AstraZeneca Plc	182	11,176
Baxter International Inc.	85	4,388
Bayer AG	135	15,610
Biogen Inc. (b)	12	3,287
Brookdale Senior Living Inc. (b)	405	5,441
Cardinal Health Inc.	9	772
Catalent Inc. (b)	145	4,112
Centene Corp. (b)	84	5,970
Gilead Sciences Inc.	281	19,067
GlaxoSmithKline Plc	474	9,855
HCA Holdings Inc. (b)	107	9,556
Hoya Corp.	265	12,793
Invitae Corp. (b)	143	1,581
Johnson & Johnson	11	1,422
McKesson Corp.	3	445
Medipal Holdings Corp.	48	757
Medtronic Plc	21	1,687
Merck & Co. Inc.	51	3,234
Mylan NV (b)	157	6,126
NMC Health Plc	351	7,779
Otsuka Holdings Co. Ltd.	28	1,272
Patheon NV (b)	108	2,851
Perrigo Co. Plc	156	10,334
Pfizer Inc.	720	24,647
Sanofi SA	119	10,745
Sawai Pharmaceutical Co. Ltd.	14	782
Shire Plc	167	9,745
Siloam International Hospitals Tbk PT (b)	4,279	4,496
Spire Healthcare Group Plc	928	3,769
Stryker Corp.	3	331
Suzuken Co. Ltd.	21	700
Tenet Healthcare Corp. (b) (d)	393	6,958
Thermo Fisher Scientific Inc.	8	1,292
UnitedHealth Group Inc.	4	669
Vertex Pharmaceuticals Inc. (b)	10	1,079
Zimmer Biomet Holdings Inc.	98	11,988
		255,253
Industrials 6.9%
3M Co.	3	536
Airbus Group NV	139	10,608
BAE Systems Plc	632	5,088
Boeing Co.	3	614
	Shares/Par†	Value
Chiyoda Corp.	111	718
Cie de Saint-Gobain	100	5,109
ComfortDelgro Corp. Ltd.	610	1,117
COMSYS Holdings Corp.	43	768
Daikin Industries Ltd.	47	4,739
Dassault Aviation SA	5	6,054
Delta Air Lines Inc.	182	8,378
Doosan Bobcat Inc.	202	6,624
East Japan Railway Co.	165	14,443
Fortune Brands Home & Security Inc.	73	4,418
GEA Group AG	103	4,362
General Dynamics Corp.	4	839
GS Yuasa Corp.	386	1,802
Haitian International Holdings Ltd.	856	1,993
Hino Motors Ltd.	74	901
Illinois Tool Works Inc.	4	502
Japan Airlines Co. Ltd.	405	12,868
Jardine Matheson Holdings Ltd.	16	996
Kamigumi Co. Ltd.	78	676
Kansas City Southern	139	11,955
Kinden Corp.	124	1,734
Komatsu Ltd.	278	7,290
Koninklijke Philips Electronics NV	473	15,182
Kubota Corp.	293	4,412
Kurita Water Industries Ltd.	30	731
Kyushu Railway Co.	92	2,836
Mabuchi Motor Co. Ltd.	21	1,185
Maeda Road Construction Co. Ltd.	49	868
Makita Corp.	24	856
Manpower Inc.	3	348
Masco Corp.	151	5,119
Meggitt Plc	592	3,302
Mitsubishi Electric Corp.	925	13,325
Nippo Corp.	48	913
Northrop Grumman Systems Corp.	3	756
Okumura Corp.	332	2,022
Randstad Holding NV (d)	83	4,792
Raytheon Co.	4	552
Rockwell Automation Inc.	3	515
Roper Industries Inc.	55	11,276
Safran SA	176	13,146
Secom Co. Ltd.	15	1,078
Seino Holdings Corp.	55	619
SHO-BOND Holdings Co. Ltd. (d)	10	423
Siemens AG	37	5,002
SKF AB - Class B (d)	781	15,442
Smiths Group Plc	254	5,167
Southwest Airlines Co.	144	7,717
Toda Corp.	348	2,101
United Continental Holdings Inc. (b)	239	16,860
United Rentals Inc. (b)	5	652
Vinci SA (d)	63	5,006
WABCO Holdings Inc. (b)	4	472
West Japan Railway Co.	66	4,330
		262,137
Information Technology 6.9%
Accenture Plc - Class A	6	739
Adobe Systems Inc. (b)	6	807
Alibaba Group Holding Ltd. - ADS (b)	122	13,187
Alliance Data Systems Corp.	2	444
Alphabet Inc. - Class C (b)	8	6,308
Amdocs Ltd.	13	786
Apple Inc. (h)	268	38,514
Cisco Systems Inc.	14	486
Cognizant Technology Solutions Corp. - Class A (b)	121	7,209
CommScope Holding Co. Inc. (b)	287	11,985
Computer Sciences Corp.	12	832
Ei Towers SpA	122	6,885
Electronic Arts Inc. (b)	65	5,824
Facebook Inc. - Class A (b)	150	21,300
FUJIFILM Holdings Corp.	26	1,023
Global Payments Inc.	63	5,046
Hirose Electric Co. Ltd.	7	997
Hon Hai Precision Industry Co. Ltd.	395	1,186

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Infosys Ltd.	577	9,095
Intel Corp.	17	602
Intuit Inc.	47	5,431
Keyence Corp.	7	2,929
KLA-Tencor Corp.	7	635
Kyocera Corp.	35	1,933
Lookout Inc. (b) (e) (f) (g)	21	11
MasterCard Inc. - Class A	60	6,790
Microsoft Corp.	96	6,309
Murata Manufacturing Co. Ltd.	66	9,331
Nintendo Co. Ltd.	36	8,284
Nokia Oyj	2,128	11,436
Nuance Communications Inc. (b)	340	5,891
Pure Storage Inc. - Class A (b) (d)	442	4,341
QUALCOMM Inc.	224	12,840
Rohm Co. Ltd.	95	6,338
Sabre Corp.	269	5,701
SK Hynix Inc.	98	4,421
Snap Inc. - Class A (b)	244	5,494
Square Inc. - Class A (b)	152	2,630
Sumco Corp.	264	4,417
Trend Micro Inc.	28	1,260
Ubisoft Entertainment SA (b)	135	5,760
VeriFone Systems Inc. (b)	268	5,018
VeriSign Inc. (b)	9	777
Visa Inc. - Class A	71	6,294
VMware Inc. - Class A (b) (d)	56	5,148
Western Digital Corp.	5	373
		263,047
Materials 3.1%
Air Products & Chemicals Inc.	106	14,348
Asahi Kasei Corp.	521	5,064
Axalta Coating Systems Ltd. (b)	423	13,611
BASF SE	54	5,376
Crown Holdings Inc. (b)	9	495
EI du Pont de Nemours & Co.	225	18,100
Evonik Industries AG	118	3,832
Formosa Chemicals & Fibre Corp.	185	576
Formosa Plastics Corp.	201	599
Hitachi Chemical Co. Ltd.	154	4,289
International Paper Co.	13	658
Kuraray Co. Ltd.	51	776
LG Chem Ltd.	4	1,158
Nan Ya Plastics Corp.	252	597
Nitto Denko Corp.	80	6,220
Packaging Corp. of America	8	743
Platinum Group Metals Ltd. (b) (d)	156	257
Platinum Group Metals Ltd. (b) (d)	736	1,200
POSCO	4	1,092
PTT Global Chemical PCL	473	1,009
PTT Global Chemical PCL	62	132
Shin-Etsu Chemical Co. Ltd.	188	16,315
Siam Cement PCL - NVDR	79	1,243
Tokyo Steel Manufacturing Co. Ltd.	94	790
Toray Industries Inc.	562	5,002
Ube Industries Ltd.	1,427	3,224
Umicore	59	3,340
WestRock Co.	112	5,852
Yamato Kogyo Co. Ltd.	22	580
		116,478
Real Estate 1.8%
American Tower Corp.	11	1,381
CapitaLand Ltd.	4,162	10,803
Crown Castle International Corp.	4	417
Fibra Uno Administracion SA de CV	1,704	2,914
Hang Lung Properties Ltd.	230	598
Link REIT	141	988
Mitsubishi Estate Co. Ltd.	745	13,579
Simon Property Group Inc.	44	7,502
Sino Land Co.	422	740
St. Joe Co. (b)	301	5,140
Sun Hung Kai Properties Ltd.	698	10,255
Swire Pacific Ltd. - Class A	91	910
Unibail-Rodamco SE (d)	21	4,804
	Shares/Par†	Value
Vonovia SE	144	5,079
Wharf Holdings Ltd.	144	1,238
		66,348
Telecommunication Services 2.1%
Advanced Info Service PCL	163	846
Advanced Info Service PCL	89	463
Cellnex Telecom SAU	564	9,289
China Mobile Ltd. - ADR (d)	22	1,195
Chunghwa Telecom Co. Ltd.	342	1,161
Deutsche Telekom AG	505	8,855
Far EasTone Telecommunications Co. Ltd.	403	989
HKT Trust	683	881
Intouch Holdings PCL - NVDR	739	1,199
KDDI Corp.	132	3,463
Nippon Telegraph & Telephone Corp.	32	1,351
NTT DoCoMo Inc.	91	2,118
Singapore Telecommunications Ltd.	534	1,496
SK Telecom Co. Ltd.	5	1,060
Taiwan Mobile Co. Ltd.	423	1,554
Telecom Italia SpA	162	118
Telecom Italia SpA (b)	10,214	9,195
Verizon Communications Inc.	290	14,158
Vodafone Group Plc	5,739	14,955
Vodafone Group Plc - ADR	201	5,300
		79,646
Utilities 1.9%
CEZ A/S	45	770
Cheung Kong Infrastructure Holdings Ltd.	112	880
Chubu Electric Power Co. Inc.	168	2,258
CLP Holdings Ltd.	116	1,209
Enel SpA	1,476	6,947
Gas Natural SDG SA	127	2,778
Innogy SE (b)	446	16,825
National Grid Plc	41	519
NextEra Energy Inc.	130	16,704
NextEra Energy Partners LP	120	3,982
Power Assets Holdings Ltd.	100	858
Sempra Energy	69	7,643
Snam Rete Gas SpA	128	555
Tokyo Gas Co. Ltd.	1,813	8,280
Vistra Energy Corp.	44	724
		70,932
Total Common Stocks (cost $1,810,922)		2,021,383
TRUST PREFERRED 0.2%
Financials 0.2%
Citigroup Capital XIII, 7.26%, (callable at 25 beginning 05/10/17) (d)	136	3,635
GMAC Capital Trust I, 6.69%, (callable at 25 beginning 05/10/17)	154	3,904
Total Trust Preferreds (cost $7,601)		7,539
PREFERRED STOCKS 2.1%
Consumer Discretionary 0.1%
Volkswagen AG	24	3,454
Financials 0.3%
Cathay Financial Holding Co. Ltd. - Series A (b)	32	64
Mandatory Exchangeable Trust, 5.75%, 06/01/19 (i) (j)	59	7,693
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (k)	71	2,042
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (k)	26	658
Wells Fargo & Co. - Series L, 7.50% (d) (j) (k)	1	1,632
		12,089
Health Care 0.4%
Allergan Plc, 5.50%, 03/01/18 (d) (j)	6	5,295
Anthem Inc., 5.25%, 05/01/18 (j)	151	7,681
Grand Rounds Inc. - Series C (b) (e) (f) (g)	639	1,834
		14,810
Industrials 0.1%
Stericycle Inc., 5.25%, 09/15/18 (d) (j)	30	2,164
Information Technology 0.8%
Domo Inc. - Series E (b) (e) (f) (g)	654	5,448

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Dropbox Inc. - Series C (b) (e) (f) (g)	408	3,521
Lookout Inc. - Series F (b) (e) (f) (g)	284	2,809
Palantir Technologies Inc. (b) (e) (f) (g)	512	3,587
Uber Technologies Inc. (b) (e) (f) (g)	303	15,805
		31,170
Real Estate 0.2%
American Tower Corp. - Series A, 5.25%, 05/15/17 (j)	16	1,797
Welltower Inc., 6.50% (d) (j) (k)	61	3,832
		5,629
Utilities 0.2%
Dominion Resources Inc. - Series A, 6.38%, 07/01/17 (j)	35	1,735
Dominion Resources Inc. - Series A, 6.75%, 08/15/19 (d)	125	6,364
		8,099
Total Preferred Stocks (cost $68,312)		77,415
WARRANTS 0.0%
Quintis Ltd. (b) (g)	370	34
TFS Corp. Ltd. (b) (f) (g)	105	10
Total Warrants (cost $0)		44
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Logistics UK 2015 Plc
Series 2015-F-1A, 3.96%, 08/20/18, GBP (e) (f) (l)	2,100	2,557
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,202)		2,557
CORPORATE BONDS AND NOTES 6.8%
Consumer Discretionary 0.3%
Cablevision Systems Corp.
5.88%, 09/15/22	1,103	1,113
CCO Holdings LLC
5.13%, 05/01/27 (i)	2,410	2,427
Delta Topco Ltd.
2.00%, 07/23/19 (e) (f) (g) (m)	165	225
Hilton Worldwide Finance LLC
4.63%, 04/01/25 (i)	2,150	2,171
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (i) (k)	2,346	2,463
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (i)	800	832
		9,231
Consumer Staples 0.1%
Celestial Nutrifoods Ltd.
0.00%, 06/12/11, SGD (b) (f) (g) (j) (n)	400	—
China Milk Products Group Ltd.
0.00%, 01/05/12 (b) (f) (g) (j) (n)	100	—
Edgewell Personal Care Co.
4.70%, 05/19/21 - 05/24/22	3,370	3,518
REI Agro Ltd.
0.00%, 11/13/14 (b) (e) (f) (j) (n)	813	13
		3,531
Energy 0.3%
Cobalt International Energy Inc.
2.63%, 12/01/19 (j)	4,392	1,405
3.13%, 05/15/24 (j)	5,391	1,348
Petroleos Mexicanos
4.77%, 03/11/22 (i) (l)	3,192	3,431
4.63%, 09/21/23 (d)	3,550	3,576
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	1,291	1,405
YPF SA
8.50%, 07/28/25 (i)	534	579
		11,744
Financials 3.2%
Ally Financial Inc.
3.50%, 01/27/19	1,906	1,920
American Express Co.
4.90%, (callable at 100 beginning 03/15/20) (k)	1,960	1,956
American Express Credit Corp.
2.70%, 03/03/22	5,930	5,911
Bank of America Corp.
2.00%, 01/11/18	1,571	1,576
	Shares/Par†	Value
2.60%, 01/15/19	1,532	1,549
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (i)	6,100	7,569
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,164	2,163
BNP Paribas SA
2.40%, 12/12/18	4,625	4,652
Capital One Bank USA NA
2.15%, 11/21/18	1,150	1,152
CapitaLand Ltd.
1.95%, 10/17/23, SGD (i) (j)	3,000	2,204
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (k)	3,649	3,774
1.80%, 02/05/18	4,428	4,432
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/22	873	894
Dana Gas Sukuk Ltd.
7.00%, 10/31/17 (i) (j)	4,947	4,304
Ford Motor Credit Co. LLC
5.00%, 05/15/18	2,562	2,647
2.55%, 10/05/18	863	870
2.26%, 03/28/19	1,195	1,197
GE Capital International Funding Co.
2.34%, 11/15/20	1,171	1,176
General Electric Capital Corp.
5.55%, 05/04/20	371	410
6.37%, 11/15/67 (l)	1,898	1,924
General Motors Financial Co. Inc.
3.50%, 07/10/19	2,345	2,407
3.45%, 04/10/22	1,202	1,208
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (k)	3,155	3,226
5.70%, (callable at 100 beginning 05/10/19) (k)	3,008	3,110
2.60%, 12/27/20	9,676	9,681
HSBC Holdings Plc
6.37%, (callable at 100 beginning 09/17/24) (j) (k)	5,700	5,736
Hyundai Capital America Inc.
2.00%, 03/19/18 (i)	1,110	1,114
ING Groep NV
6.00%, (callable at 100 beginning 04/16/20) (j) (k)	1,440	1,435
Intesa Sanpaolo SpA
3.88%, 01/15/19	3,709	3,798
JPMorgan Chase & Co.
2.30%, 08/15/21 (d)	4,226	4,187
4.35%, 08/15/21	1,287	1,376
1.94%, 01/15/23 (l)	3,433	3,459
Lloyds Bank Plc
13.00%, (callable at 100 beginning 01/22/29), GBP (k)	2,746	6,247
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	1,522	1,601
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (k)	2,227	2,267
Petrobras Global Finance BV
6.13%, 01/17/22	4,632	4,857
Prudential Financial Inc.
5.87%, 09/15/42 (l)	1,670	1,815
5.63%, 06/15/43 (l)	1,106	1,176
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	2,205	2,221
Synchrony Financial
3.75%, 08/15/21	842	867
UBS AG
2.38%, 08/14/19	1,636	1,647
UBS Group AG
4.13%, 09/24/25 (i)	2,005	2,035
USB Capital IX
3.50%, (callable at 100 beginning 05/11/17) (k)	808	674
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (e)	1,313	1,315
		119,739
Health Care 0.4%
AbbVie Inc.
2.50%, 05/14/20	3,308	3,331

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
2.30%, 05/14/21	2,681	2,648
Actavis Funding SCS
3.00%, 03/12/20	2,693	2,737
Bio City Development Co. BV
0.00%, 07/06/18 (b) (e) (f) (g) (j) (n)	600	188
Forest Laboratories Inc.
5.00%, 12/15/21 (i)	1,445	1,571
Medtronic Inc.
3.15%, 03/15/22	3,465	3,558
Mylan Inc.
2.55%, 03/28/19	2,137	2,146
		16,179
Industrials 0.2%
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (k)	3,108	3,269
Inversiones Alsacia SA
0.00%, 12/31/18 (b) (e) (f) (n)	2,335	117
Odebrecht Finance Ltd.
4.38%, 04/25/25 (i)	1,845	664
Suzlon Energy Ltd.
5.75%, 07/16/19 (i) (j) (o)	3,037	3,432
		7,482
Information Technology 0.6%
Activision Blizzard Inc.
2.30%, 09/15/21 (i)	775	759
Alibaba Group Holding Ltd.
3.13%, 11/28/21	3,091	3,129
AliphCom Inc.
0.00%, 04/01/20 (e) (f) (g) (j) (p)	13,943	735
Apple Inc.
3.35%, 02/09/27	5,155	5,217
Cisco Systems Inc.
2.20%, 02/28/21	2,146	2,144
eBay Inc.
3.80%, 03/09/22	1,524	1,584
Intel Corp.
3.25%, 08/01/39 (j)	1,123	1,962
Oracle Corp.
1.90%, 09/15/21	4,787	4,705
QUALCOMM Inc.
3.00%, 05/20/22	3,633	3,673
		23,908
Materials 0.3%
Constellium NV
7.00%, 01/15/23, EUR (i)	1,189	1,295
8.00%, 01/15/23 (i)	345	354
TFS Corp. Ltd.
8.75%, 08/01/23 (d) (i)	9,935	9,836
		11,485
Real Estate 0.2%
American Tower Corp.
3.40%, 02/15/19	1,265	1,293
Global Logistic Properties Ltd.
3.88%, 06/04/25 (d) (i)	4,100	3,848
IRSA Propiedades Comerciales SA
8.75%, 03/23/23 (i)	1,483	1,633
Trust F/1401
5.25%, 12/15/24 (i)	1,474	1,494
		8,268
Telecommunication Services 1.2%
AT&T Inc.
2.38%, 11/27/18	3,925	3,952
3.00%, 06/30/22	6,293	6,256
Hughes Satellite Systems Corp.
7.63%, 06/15/21	449	495
Intelsat Jackson Holdings SA
7.50%, 04/01/21	2,568	2,314
8.00%, 02/15/24 (i)	880	933
Telecom Italia SpA
5.30%, 05/30/24 (i)	2,743	2,774
Telefonica Participaciones SAU
4.90%, 09/25/17, EUR (e) (j)	700	733
4.90%, 09/25/17, EUR (j)	3,800	3,981
	Shares/Par†	Value
Telefonica SA
6.00%, 07/24/17, EUR (e) (j)	1,300	1,318
T-Mobile USA Inc.
4.00%, 04/15/22 (d)	483	493
6.00%, 04/15/24	1,968	2,098
Verizon Communications Inc.
3.13%, 03/16/22	19,298	19,363
2.45%, 11/01/22	734	707
2.63%, 08/15/26	1,513	1,380
		46,797
Total Corporate Bonds And Notes (cost $280,353)		258,364
VARIABLE RATE SENIOR LOAN INTERESTS 0.4% (l)
Consumer Discretionary 0.1%
Hilton Worldwide Finance LLC
Term Loan B-1, 3.50%, 10/26/20	4,889	4,923
Neiman Marcus Group Inc.
Term Loan, 4.25%, 10/25/20	1,424	1,142
		6,065
Energy 0.2%
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (b) (n)	1,552	1,107
Fieldwood Energy LLC
1st Lien Term Loan, 8.00%, 08/31/20	486	458
1st Lien Term Loan, 8.38%, 09/24/20	656	564
2nd Lien Term Loan, 8.38%, 09/24/20	1,104	787
Seadrill Partners Finco LLC
Term Loan B, 4.00%, 02/12/21	5,677	3,837
		6,753
Financials 0.1%
Sheridan Investment Partners II LP
Term Loan M, 4.29%, 12/02/20 (f) (g)	171	140
Term Loan A, 4.56%, 12/02/20 (f) (g)	458	375
Term Loan B, 4.56%, 12/02/20 (f) (g)	3,290	2,698
		3,213
Total Variable Rate Senior Loan Interests (cost $18,992)		16,031
GOVERNMENT AND AGENCY OBLIGATIONS 20.4%
Sovereign 10.5%
Argentina Republic Government International Bond
6.88%, 04/22/21 - 01/26/27 (i)	9,100	9,387
3.88%, 01/15/22, EUR (e)	1,919	2,029
5.63%, 01/26/22 (i)	3,331	3,411
7.50%, 04/22/26 (i)	5,950	6,325
7.13%, 07/06/36 (d) (i)	6,364	6,148
Australia Government Bond
5.75%, 05/15/21 - 07/15/22, AUD	51,835	46,048
5.50%, 04/21/23, AUD	5,890	5,295
Brazil Government International Bond
4.88%, 01/22/21 (d)	2,305	2,426
Brazil Letras do Tesouro Nacional
10.00%, 01/01/18, BRL	23,378	7,660
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23, BRL	60,659	19,923
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (e) (p)	16,914	17,613
Canada Government Bond
0.25%, 05/01/18, CAD	15,641	11,708
0.50%, 08/01/18, CAD	39,836	29,891
0.75%, 03/01/21, CAD	9,991	7,434
Canada Housing Trust No. 1
1.25%, 06/15/21, CAD (i)	10,190	7,613
City of Buenos Aires, Argentina
8.95%, 02/19/21 (i)	824	919
Export-Import Bank of Korea
2.88%, 09/17/18	1,297	1,314
2.63%, 12/30/20	2,572	2,578
Federative Republic of Brazil
2.63%, 01/05/23 (d)	2,324	2,156
Hungary Government International Bond
6.25%, 01/29/20	3,026	3,315
6.38%, 03/29/21	8,538	9,616
Indonesia Government International Bond
6.88%, 01/17/18 (i)	2,317	2,410

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
4.88%, 05/05/21 (e)	953	1,018
3.70%, 01/08/22 (i)	1,335	1,361
2.63%, 06/14/23, EUR (i)	4,727	5,282
Japan Government Bond
0.10%, 03/15/18, JPY	2,056,950	18,542
0.10%, 10/15/18, JPY	2,693,300	24,318
Mexico Bonos
8.50%, 12/13/18, MXN	285,137	15,658
6.50%, 06/10/21, MXN	562,275	29,656
New Zealand Government Bond
6.00%, 05/15/21, NZD	22,554	17,964
Poland Government Bond
3.25%, 07/25/25, PLN	37,185	9,352
2.50%, 07/25/26 - 07/25/27, PLN	82,133	19,086
Poland Government International Bond
5.00%, 03/23/22	1,395	1,531
Portugal Obrigacoes do Tesouro OT
3.85%, 04/15/21, EUR (i)	6,338	7,373
Romania Government Bond
4.75%, 02/24/25, RON	14,760	3,724
Saudi Government International Bond
2.38%, 10/26/21 (i)	4,440	4,362
Turkey Government International Bond
6.75%, 04/03/18	2,079	2,160
United Kingdom Gilt Treasury Bond
1.25%, 07/22/18, GBP (e)	10,444	13,278
1.75%, 07/22/19, GBP (e)	4,756	6,183
2.00%, 09/07/25, GBP	508	691
United Kingdom Treasury Bond
0.50%, 07/22/22, GBP	9,511	11,886
		398,644
Treasury Inflation Indexed Securities 1.2%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22, BRL (q)	11,454	11,360
U.S. Treasury Inflation Indexed Note
0.13%, 07/15/26 (r)	25,367	24,756
0.38%, 01/15/27 (c) (r)	10,559	10,516
		46,632
U.S. Treasury Securities 8.7%
U.S. Treasury Note
0.75%, 12/31/17 (s)	11,000	10,978
1.13%, 07/31/21	8,530	8,273
1.88%, 01/31/22 - 02/28/22	233,182	232,672
2.25%, 02/15/27	77,450	76,458
		328,381
Total Government And Agency Obligations (cost $778,670)		773,657
INVESTMENT COMPANIES 3.3%
ETFS Gold Trust (b) (s)	16	1,896
ETFS Physical Palladium Trust (b) (s)	26	1,955
ETFS Platinum Trust (b) (s)	22	1,963
iShares Gold Trust Fund (b) (s) (t)	741	8,894
SPDR Gold Trust ETF (b) (h) (s)	928	110,160
Total Investment Companies (cost $131,875)		124,868
SHORT TERM INVESTMENTS 15.4%
Securities Lending Collateral 2.1%
Securities Lending Cash Collateral Fund LLC, 0.63% (t) (u)	81,278	81,278
	Shares/Par†	Value
Treasury Securities 13.3%
Japan Treasury Bill
0.00%, 04/10/17 - 04/24/17, JPY	6,870,000	61,714
0.00%, 06/12/17, JPY	4,670,000	41,965
U.S. Treasury Bill
0.50%, 04/13/17	67,000	66,988
0.58%, 04/20/17	58,225	58,206
0.48%, 04/27/17	42,000	41,983
0.49%, 04/06/17 - 05/04/17	35,509	35,492
0.67%, 05/11/17	50,000	49,961
0.51%, 05/18/17	57,000	56,947
0.61%, 05/25/17	30,000	29,968
0.62%, 06/01/17 - 06/08/17	41,000	40,952
0.65%, 06/22/17	20,000	19,967
		504,143
Total Short Term Investments (cost $582,428)		585,421
Total Investments 102.0% (cost $3,682,355)		3,867,279
Total Securities Sold Short (0.9)% (proceeds $33,132)		(34,623)
Total Purchased Options 0.8% (cost $22,464)		30,065
Other Derivative Instruments (0.0)%		(1,879)
Other Assets and Liabilities, Net (1.9)%		(68,376)
Total Net Assets 100.0%		$3,792,466

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or portion of the security was on loan.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(h) All or a portion of the security is subject to a written call option.

(i) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $120,006 and 3.2%, respectively.

(j) Convertible security.

(k) Perpetual security.

(l) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(m) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(n) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(o) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(p) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(q) Treasury inflation indexed note, par amount is not adjusted for inflation.

(r) Treasury inflation indexed note, par amount is adjusted for inflation.

(s) All or a portion of the security is held in the respective subsidiary.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (0.9%)
COMMON STOCKS (0.9%)
Consumer Staples (0.2%)
Procter & Gamble Co.	(64)	$(5,753)
Financials (0.3%)
Bank of Montreal	(69)	(5,190)
Royal Bank of Canada	(87)	(6,318)
		(11,508)
	Shares/Par†	Value
Industrials (0.1%)
Caterpillar Inc.	(54)	(4,983)
Materials (0.1%)
Ecolab Inc.	(4)	(547)
First Quantum Minerals Ltd.	(32)	(335)
LyondellBasell Industries NV - Class A	(45)	(4,075)
		(4,957)
Real Estate (0.2%)
ProLogis Inc.	(143)	(7,422)
Total Common Stocks (proceeds $33,132)		(34,623)
Total Securities Sold Short (0.9%) (proceeds $33,132)		$(34,623)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AliphCom Inc., 0.00%, 04/01/20	04/28/15	$13,943	$735	—%
Argentina Republic Government International Bond, 3.88%, 01/15/22	12/15/16	2,013	2,029	0.1
Bio City Development Co. BV, 0.00%, 07/06/18	08/26/11	708	188	—
Bundesrepublik Deutschland, 0.00%, 08/15/26	10/25/16	18,386	17,613	0.5
Delta Topco Ltd., 2.00%, 07/23/19	02/06/17	199	225	—
Domo Inc. - Series E	03/27/14	5,514	5,448	0.1
Dropbox Inc. - Series C	01/28/14	7,795	3,521	0.1
Grand Rounds Inc. - Series C	04/01/15	1,774	1,834	0.1
Indonesia Government International Bond, 4.88%, 05/05/21	11/29/16	1,013	1,018	—
Inversiones Alsacia SA, 0.00%, 12/31/18	12/31/14	1,892	117	—
Jawbone Health Hub Inc.	01/31/17	—	267	—
Liberty Media Group	02/06/17	995	1,142	—
Logistics UK 2015 Plc, Series 2015-F-1A, 3.96%, 08/20/18	08/04/15	3,202	2,557	0.1
Lookout Inc.	03/05/15	237	11	—
Lookout Inc. - Series F	09/22/14	3,242	2,809	0.1
Palantir Technologies Inc.	03/27/14	3,142	3,587	0.1
REI Agro Ltd., 0.00%, 11/13/14	08/26/12	184	3	—
REI Agro Ltd., 0.00%, 11/13/14	05/13/14	606	10	—
Telefonica Participaciones SAU, 4.90%, 09/25/17	09/12/14	745	733	—
Telefonica SA, 6.00%, 07/24/17	07/18/14	1,758	1,318	—
Uber Technologies Inc.	06/09/14	4,702	15,805	0.4
United Kingdom Gilt Treasury Bond, 1.25%, 07/22/18	12/11/13	13,336	13,278	0.4
United Kingdom Gilt Treasury Bond, 1.75%, 07/22/19	01/26/17	6,217	6,183	0.2
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	10/16/15	1,268	1,315	—
		$92,871	$81,746	2.2%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	4	June 2017	AUD	574	$(2)	$8
Euro Stoxx 50	(56)	June 2017	EUR	(1,866)	(9)	(57)
FTSE 100 Index	(13)	June 2017	GBP	(947)	4	2
NASDAQ 100 E-Mini	28	June 2017		3,020	1	26
S&P 500 E-Mini Index	(555)	June 2017		(65,687)	150	219
SGX Nifty 50 Index	331	April 2017		6,046	2	43
Yen Denominated Nikkei 225	(58)	June 2017	JPY	(556,570)	57	61
					$203	$302

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	3.03%	04/19/27		63,914	$(65)	$(612)
3-Month LIBOR	Paying	0.99%	07/05/20		26,667	15	(578)
3-Month LIBOR	Paying	1.02%	07/05/20		26,669	16	(565)
3-Month LIBOR	Paying	1.02%	07/05/20		26,669	15	(563)
3-Month LIBOR	Paying	1.06%	07/05/20		26,670	16	(543)
3-Month LIBOR	Paying	1.18%	07/19/20		26,982	16	(490)
3-Month LIBOR	Paying	1.21%	07/19/20		26,982	16	(477)
3-Month LIBOR	Paying	1.22%	07/19/20		26,983	16	(471)
3-Month LIBOR	Paying	2.40%	03/07/23		48,038	61	217
3-Month LIBOR	Paying	2.56%	07/31/27		26,175	53	217
6-Month Euribor	Receiving	0.42%	03/07/23	EUR	42,514	—	(44)
6-Month Euribor	Receiving	0.37%	08/15/26	EUR	16,930	3	565
6-Month Euribor	Receiving	0.94%	07/31/27	EUR	22,368	5	(249)
						$167	$(3,593)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CDX.NA.HY.27	5.00%	12/20/21	(270)	$21	$—	$10
CDX.NA.IG.27	1.00%	12/20/21	(147)	3	—	1
				$24	$—	$11

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †		Value
Foreign Currency Options
British Pound versus USD	JPM	Call		1.28	08/21/17	GBP	23,731,037	$431
Euro versus USD	BNP	Call		1.13	06/21/17	EUR	23,985,325	64
Euro versus USD	DUB	Call		1.11	05/04/17	EUR	16,531,718	19
Euro versus USD	GSC	Call		1.10	04/20/17	EUR	15,692,241	7
Euro versus USD	JPM	Call		1.10	05/25/17	EUR	23,731,037	137
Euro versus USD	MSC	Call		1.12	04/06/17	EUR	23,207,610	—
Euro versus USD	UBS	Call		1.13	07/20/17	EUR	23,985,336	116
Euro versus USD	UBS	Call		1.10	05/12/17	EUR	23,704,893	93
Euro versus USD	UBS	Call		1.20	03/27/18	EUR	96,058,505	624
Japanese Yen versus USD	JPM	Call	JPY	114.50	05/18/17		23,643,636	78
Japanese Yen versus USD	MSC	Call	JPY	113.50	06/23/17		24,000,518	207
Japanese Yen versus USD	UBS	Call	JPY	116.00	05/18/17		23,725,140	37
Mexican Peso versus USD	UBS	Call	MXN	19.40	06/20/17		11,977,078	193
Norwegian Krone versus USD	BNP	Put	NOK	8.30	06/16/17		11,889,352	65
								$2,071
Index Options
Euro Stoxx 50 Index	CIT	Call	EUR	3,150.00	06/16/17		2,523	$837
Euro Stoxx 50 Index	DUB	Call	EUR	3,426.55	09/21/18		1,006	244
Tokyo Price Index	BNP	Call	JPY	1,575.00	04/14/17		883,862	4
Tokyo Price Index	BNP	Call	JPY	1,550.00	06/09/17		704,283	142
Tokyo Price Index	GSC	Call	JPY	1,600.00	07/14/17		1,184,275	137
Tokyo Price Index	MSC	Call	JPY	1,550.00	04/14/17		703,581	23
Tokyo Price Index	SGB	Call	JPY	1,575.00	05/12/17		1,173,271	81
Tokyo Price Index	UBS	Call	JPY	1,600.00	09/08/17		805,568	159
Bovespa Index	BOA	Put	BRL	59,177.00	04/12/17		307	3
Bovespa Index	BOA	Put	BRL	59,177.00	04/12/17		152	1
Bovespa Index	BOA	Put	BRL	59,177.00	04/12/17		160	1
Russell 2000 Index	MSC	Put		1,350.00	04/21/17		5,871	40
Russell 2000 Index	MSC	Put		1,335.00	05/19/17		11,770	170
Russell 2000 Index	MSC	Put		1,350.00	04/21/17		11,743	81
Russell 2000 Index	UBS	Put		1,360.00	05/19/17		10,635	224
S&P 500 Index	BNP	Put		2,330.00	05/19/17		5,923	144
S&P 500 Index	BOA	Put		2,300.00	06/16/17		7,058	198
S&P 500 Index	BOA	Put		2,300.00	06/16/17		7,058	198
S&P 500 Index	CIT	Put		2,325.00	05/19/17		14,220	329
S&P 500 Index	DUB	Put		2,325.00	04/21/17		10,676	88
								$3,104
Interest Rate Swaptions
3-Month LIBOR	BOA	Call		2.04%	04/11/17		94,767,841	$—
3-Month LIBOR	DUB	Call		1.90	05/23/17		239,504,814	353
3-Month LIBOR	GSC	Call		2.25	06/02/17		192,093,271	357
3-Month LIBOR	GSC	Call		2.00	05/12/17		97,034,187	234
3-Month LIBOR	MLP	Call		2.23	04/20/17		48,516,020	48
6-Month British Bankers' Association Yen LIBOR	DUB	Put		1.07	04/04/18	JPY	489,328,000	—
6-Month Euribor	GSC	Put		1.50	06/09/17	EUR	8,644,362	152
								$1,144
Options on Securities
Aflac Inc.	GSC	Call		85.00	01/19/18		66,828	$24
Allstate Corp.	GSC	Call		80.00	01/19/18		42,555	238
Apple Inc.	UBS	Call		110.00	09/17/17		64,570	2,203
Apple Inc.	UBS	Call		110.00	09/17/17		60,103	2,050
Baker Hughes Inc.	GSC	Call		40.00	01/19/18		92,918	576
Capital One Financial Corp.	GSC	Call		80.00	01/19/18		95,117	1,096

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Charles Schwab Corp.	GSC	Call		40.00	01/19/18	130,350	613
CIT Group Inc.	GSC	Call		42.00	01/19/18	57,162	269
Citigroup Inc.	GSC	Call		55.00	01/19/18	130,350	1,017
CME Group Inc.	GSC	Call		115.00	01/19/18	45,740	444
Comerica Inc.	GSC	Call		55.00	01/19/18	79,935	1,259
E*TRADE Financial Corp.	GSC	Call		35.00	01/19/18	118,384	483
Fifth Third Bancorp	GSC	Call		25.00	01/19/18	130,350	336
Franklin Resources Inc.	GSC	Call		45.00	01/19/18	117,685	317
JPMorgan Chase & Co.	GSC	Call		70.00	01/19/18	130,350	2,495
KeyCorp	GSC	Call		15.00	01/19/18	130,350	456
Lincoln National Corp.	GSC	Call		55.00	01/19/18	79,175	1,011
Manulife Financial Corp.	GSC	Call	CAD	22.00	01/19/18	130,350	229
MetLife Inc.	GSC	Call		52.50	01/19/18	130,350	593
Morgan Stanley	GSC	Call		35.00	01/19/18	130,350	1,171
Qualcomm Inc.	DUB	Call		52.50	05/19/17	117,608	631
Regions Financial Corp.	GSC	Call		12.00	01/19/18	130,350	405
SPDR Gold Trust ETF ‡	JPM	Call		122.00	10/20/17	84,617	306
SPDR Gold Trust ETF ‡	MSC	Call		120.00	06/30/17	143,027	354
SPDR Gold Trust ETF ‡	MSC	Call		121.00	07/21/17	108,052	265
SPDR Gold Trust ETF ‡	MSC	Call		122.00	09/29/17	135,969	446
SPDR Gold Trust ETF ‡	MSC	Call		121.00	08/18/17	102,084	300
SPDR Gold Trust ETF ‡	SGB	Call		120.00	05/19/17	95,400	156
State Street Corp.	GSC	Call		72.50	01/19/18	88,191	994
SunTrust Banks Inc.	GSC	Call		55.00	01/19/18	130,350	658
Synchrony Financial	GSC	Call		35.00	01/19/18	130,350	404
TD Ameritrade Holding Corp.	GSC	Call		40.00	01/19/18	111,102	336
Travelers Cos. Inc.	GSC	Call		135.00	01/19/18	40,313	78
Wells Fargo & Co.	GSC	Call		55.00	01/19/18	145,683	619
Zions Bancorp	GSC	Call		35.00	01/19/18	106,873	914
							$23,746

OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price		Exercise Price		Expiration	Notional/ Contracts†	Value
Barrier Options
Euro Stoxx 50 Index	DUB	Put	Down-and-In	EUR	2,165.83	EUR	2,586.07	09/21/18	1,006	$(21)
										$(21)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †		Value
Foreign Currency Options
British Pound versus USD	JPM	Call		1.34	08/21/17	GBP	47,462,074	$(224)
Euro versus USD	BNP	Put		1.04	06/21/17	EUR	23,985,325	(186)
Euro versus USD	GSC	Put		1.03	04/20/17	EUR	15,692,241	(6)
Euro versus USD	MSC	Put		1.05	04/06/17	EUR	23,207,610	(2)
Euro versus USD	UBS	Put		1.05	07/20/17	EUR	23,985,336	(263)
Japanese Yen versus USD	BCL	Call	JPY	121.75	04/06/17		23,470,511	—
Japanese Yen versus USD	GSC	Call	JPY	119.00	04/13/17		23,044,705	—
Japanese Yen versus USD	JPM	Call	JPY	120.00	05/18/17		23,643,636	(5)
Japanese Yen versus USD	BCL	Put	JPY	109.00	04/06/17		23,470,511	(6)
Japanese Yen versus USD	GSC	Put	JPY	108.00	04/13/17		23,044,705	(11)
Japanese Yen versus USD	JPM	Put	JPY	108.00	05/18/17		23,643,636	(113)
Japanese Yen versus USD	MSC	Put	JPY	105.25	06/23/17		24,000,518	(100)
Japanese Yen versus USD	UBS	Put	JPY	108.50	05/18/17		23,725,140	(136)
Mexican Peso versus USD	GSC	Call	MXN	21.75	04/05/17		11,701,396	—
Mexican Peso versus USD	MSC	Call	MXN	26.00	01/22/18		11,789,337	(42)
Mexican Peso versus USD	UBS	Call	MXN	20.40	06/20/17		23,954,156	(138)
New Zealand Dollar versus USD	GSC	Call		0.73	05/04/17	NZD	16,381,954	(4)
New Zealand Dollar versus USD	GSC	Put		0.66	05/04/17	NZD	16,381,954	(2)
Norwegian Krone versus USD	BNP	Call	NOK	8.85	06/16/17		11,889,352	(88)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Norwegian Krone versus USD	UBS	Call	NOK	9.05	04/05/17	11,686,967	—
							$(1,326)
Index Options
Bovespa Index	BOA	Call	BRL	64,946.76	04/12/17	160	$(49)
Bovespa Index	BOA	Call	BRL	64,946.76	04/12/17	307	(95)
Bovespa Index	BOA	Call	BRL	64,946.76	04/12/17	152	(47)
Bovespa Index	BOA	Put	BRL	50,300.45	04/12/17	160	—
Bovespa Index	BOA	Put	BRL	50,300.45	04/12/17	307	—
Bovespa Index	BOA	Put	BRL	50,300.45	04/12/17	152	—
Russell 2000 Index	MSC	Call		1,435.00	05/19/17	11,770	(124)
Russell 2000 Index	UBS	Call		1,460.00	05/19/17	10,635	(53)
Russell 2000 Index	MSC	Put		1,250.00	04/21/17	5,871	(6)
Russell 2000 Index	MSC	Put		1,250.00	04/21/17	11,743	(12)
Russell 2000 Index	MSC	Put		1,215.00	05/19/17	11,770	(34)
Russell 2000 Index	UBS	Put		1,260.00	05/19/17	10,635	(51)
S&P 500 Index	BOA	Call		2,390.00	06/16/17	14,116	(406)
S&P 500 Index	BNP	Put		2,160.00	05/19/17	5,923	(30)
S&P 500 Index	BOA	Put		2,150.00	06/16/17	7,058	(65)
S&P 500 Index	BOA	Put		2,150.00	06/16/17	7,058	(65)
S&P 500 Index	CIT	Put		2,175.00	05/19/17	14,220	(79)
S&P 500 Index	DUB	Put		2,175.00	04/21/17	10,676	(13)
Tokyo Price Index	UBS	Call	JPY	1,750.00	09/08/17	805,568	(18)
Tokyo Price Index	GSC	Put	JPY	1,475.00	07/14/17	592,137	(197)
							$(1,344)
Interest Rate Swaptions
3-Month LIBOR	DUB	Call		1.65%	05/23/17	359,257,221	$(68)
3-Month LIBOR	GSC	Call		1.80	05/12/17	97,034,187	(46)
3-Month LIBOR	GSC	Call		2.00	06/02/17	193,528,303	(110)
3-Month LIBOR	MLP	Call		2.13	04/20/17	48,516,020	(12)
							$(236)
Options on Securities
Apple Inc.	UBS	Call		130.00	09/17/17	60,103	$(1,001)
Apple Inc.	UBS	Call		130.00	09/17/17	64,570	(1,075)
Apple Inc.	UBS	Put		100.00	09/17/17	64,570	(19)
Apple Inc.	UBS	Put		100.00	09/17/17	60,103	(18)
Qualcomm Inc.	DUB	Put		40.00	05/19/17	117,608	(9)
SPDR Gold Trust ETF ‡	JPM	Call		146.00	10/20/17	84,615	(31)
SPDR Gold Trust ETF ‡	MSC	Call		140.00	06/30/17	143,027	(15)
SPDR Gold Trust ETF ‡	MSC	Call		143.00	07/21/17	108,052	(13)
SPDR Gold Trust ETF ‡	MSC	Call		145.00	09/29/17	135,969	(41)
SPDR Gold Trust ETF ‡	JPM	Put		105.00	10/20/17	84,615	(59)
SPDR Gold Trust ETF ‡	MSC	Put		105.00	09/29/17	135,969	(79)
							$(2,360)

Summary of Written Options
	Number of Contracts†	Notional† EUR	Notional† GBP	Notional† NZD	Notional† USD	Premiums
Options outstanding at December 31, 2016	1,518,376	142,342,397	—	32,763,908	554,133,212	8,408
Options written during the period	4,432,446	95,406,591	47,462,074	—	1,334,123,934	8,664
Options closed during the period	(2,455,836)	(150,878,476)	—	—	(907,882,323)	(5,973)
Options exercised during the period	(97,551)	—	—	—	(11,487,261)	(776)
Options expired during the period	(816,810)	—	—	—	(11,487,261)	(694)
Options outstanding at March 31, 2017	2,580,625	86,870,512	47,462,074	32,763,908	957,400,301	9,629

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
EUR/PLN	DUB	06/26/17	PLN	(15,006)	$(3,781)	$(48)
EUR/PLN	DUB	06/27/17	PLN	(22,422)	(5,650)	(56)
JPY/USD	CSI	04/07/17	JPY	1,054,269	9,471	152
JPY/USD	GSC	04/07/17	JPY	1,063,271	9,552	167
NOK/USD	MSC	04/27/17	NOK	30,410	3,542	(15)
USD/AUD	DUB	04/28/17	AUD	(4,615)	(3,524)	(24)
USD/AUD	CIT	05/10/17	AUD	(12,350)	(9,429)	84
USD/AUD	GSC	05/10/17	AUD	(12,172)	(9,293)	79
USD/BRL	GSC	06/19/17	BRL	(29,777)	(9,345)	(133)
USD/JPY	CSI	04/07/17	JPY	(1,054,269)	(9,471)	(143)
USD/JPY	GSC	04/07/17	JPY	(1,063,271)	(9,552)	(224)
USD/JPY	DUB	04/10/17	JPY	(4,470,000)	(40,161)	(1,455)
USD/JPY	BCL	04/24/17	JPY	(2,400,000)	(21,575)	(654)
USD/JPY	DUB	05/11/17	JPY	(647,018)	(5,820)	(130)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/JPY	CSI	06/12/17	JPY	(4,670,000)	(42,061)	(660)
USD/MXN	GSC	06/08/17	MXN	(186,639)	(9,867)	(569)
USD/NZD	UBS	05/04/17	NZD	(13,343)	(9,346)	426
USD/NZD	JPM	05/10/17	NZD	(13,425)	(9,402)	415
USD/ZAR	UBS	05/19/17	ZAR	(149,873)	(11,083)	211
					$(186,795)	$(2,577)

OTC Cross-Currency Swap Agreements

Receive Rate[7]	Pay Rate[7]	Counterparty	Expiration	Notional† Received	Notional† Delivered		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed rate of 1.84%	Fixed rate of 0.10%	BOA	03/15/18	7,271	JPY	(818,550)	$—	$(81)
Fixed rate of 1.96%	Fixed rate of 0.10%	BOA	03/15/18	10,921	JPY	(1,238,400)	—	(189)
Fixed rate of 2.01%	Fixed rate of 0.10%	BOA	10/15/18	26,035	JPY	(2,693,300)	—	2,053
							$—	$1,783

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
FUTURES
Euro Stoxx 50 Index Dividend Future, Expiration December 2018	BNP	N/A	12/21/18	EUR	1,623	$86
Euro Stoxx 50 Index Dividend Future, Expiration December 2018	BNP	N/A	12/21/18	EUR	881	51
Euro Stoxx 50 Index Dividend Future, Expiration December 2018	BNP	N/A	12/21/18	EUR	794	55
Euro Stoxx 50 Index Dividend Future, Expiration December 2018	BNP	N/A	12/21/18	EUR	973	93
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	1,244	198
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	1,149	175
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	583	97
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	914	128
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	337	62
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	626	116
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	994	61
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	289	54
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	1,018	179
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	340	60
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	250	47
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	475	64
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	502	16
Nikkei Dividend Future, Expiration April 2018	BNP	N/A	04/02/18	JPY	200,250	103
Nikkei Dividend Future, Expiration April 2018	BNP	N/A	04/02/18	JPY	198,306	121
Nikkei Dividend Future, Expiration April 2019	BNP	N/A	04/01/19	JPY	103,125	94
Nikkei Dividend Future, Expiration April 2019	BNP	N/A	04/01/19	JPY	211,978	205
Nikkei Dividend Future, Expiration April 2019	BNP	N/A	04/01/19	JPY	105,600	72
Nikkei Dividend Future, Expiration April 2020	BNP	N/A	04/01/20	JPY	139,600	145
Nikkei Dividend Future, Expiration April 2020	BNP	N/A	04/01/20	JPY	104,880	107
Nikkei Dividend Future, Expiration April 2020	BNP	N/A	04/01/20	JPY	173,400	226
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	34,695	8
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	135,800	22
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	31,040	5
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	68,895	20
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	137,550	21

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	71,550	3
Nikkei Dividend Future, Expiration March 2017	BNP	N/A	03/31/17	JPY	119,070	166
Nikkei Dividend Future, Expiration March 2017	BNP	N/A	03/31/17	JPY	125,325	198
S&P 500 Annual Dividend Index Future, Expiration December 2018	BNP	N/A	12/21/18		2,431	276
S&P 500 Annual Dividend Index Future, Expiration December 2021	BNP	N/A	12/17/21		1,287	299
S&P 500 Annual Dividend Index Future, Expiration December 2020	GSC	N/A	12/18/20		995	200
						$3,833

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

7Payments delivered or received are based on the notional amount.

‡All or a portion of the derivative instrument is held in the respective subsidiary.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 98.6%
Consumer Discretionary 22.0%
Amazon.com Inc. (a)	237	$210,522
Chipotle Mexican Grill Inc. (a)	23	10,153
Dollar Tree Inc. (a)	141	11,026
Domino's Pizza Inc.	166	30,644
Home Depot Inc.	395	58,071
Netflix Inc. (a)	603	89,066
Nike Inc. - Class B	1,442	80,353
Priceline Group Inc. (a)	49	87,699
Ulta Salon Cosmetics & Fragrance Inc. (a)	85	24,278
		601,812
Consumer Staples 2.5%
Constellation Brands Inc. - Class A	416	67,395
Energy 1.3%
EOG Resources Inc.	115	11,181
Pioneer Natural Resources Co.	135	25,139
		36,320
Financials 6.5%
Bank of America Corp.	2,501	58,988
Berkshire Hathaway Inc. - Class B (a)	250	41,629
Citigroup Inc.	383	22,887
First Republic Bank	189	17,710
SunTrust Banks Inc.	184	10,174
Wells Fargo & Co.	456	25,389
		176,777
Health Care 16.0%
Alexion Pharmaceuticals Inc. (a)	713	86,477
Becton Dickinson & Co.	223	41,002
Biogen Inc. (a)	182	49,850
Boston Scientific Corp. (a)	1,427	35,480
Celgene Corp. (a)	232	28,811
Humana Inc.	170	34,978
Regeneron Pharmaceuticals Inc. (a)	53	20,550
UnitedHealth Group Inc.	728	119,435
Zoetis Inc. - Class A	419	22,345
		438,928
Industrials 5.2%
Acuity Brands Inc.	228	46,587
Equifax Inc.	297	40,636
Roper Industries Inc.	148	30,624
TransDigm Group Inc.	116	25,438
		143,285
Information Technology 40.2%
Activision Blizzard Inc.	1,050	52,365
Adobe Systems Inc. (a)	296	38,463
Alibaba Group Holding Ltd. - ADS (a)	248	26,781
Alphabet Inc. - Class A (a)	236	200,337
Apple Inc.	486	69,779
ASML Holding NV - ADR	462	61,351
Autodesk Inc. (a)	476	41,144
	Shares/Par†	Value
Broadcom Ltd.	215	47,124
Cognizant Technology Solutions Corp. - Class A (a)	466	27,715
Facebook Inc. - Class A (a)	603	85,663
FleetCor Technologies Inc. (a)	204	30,927
Global Payments Inc.	592	47,764
Microsoft Corp.	1,871	123,203
Nvidia Corp.	110	11,994
Salesforce.com Inc. (a)	321	26,448
Snap Inc. - Class A (a) (b)	577	13,003
Tencent Holdings Ltd.	2,571	74,084
Vantiv Inc. - Class A (a)	502	32,180
Visa Inc. - Class A	1,001	88,983
		1,099,308
Materials 2.0%
Monsanto Co.	144	16,256
Sherwin-Williams Co.	122	37,966
		54,222
Real Estate 2.5%
Equinix Inc.	83	33,226
SBA Communications Corp. (a)	302	36,311
		69,537
Telecommunication Services 0.4%
Zayo Group Holdings Inc. (a)	376	12,370
Total Common Stocks (cost $2,254,710)		2,699,954
PREFERRED STOCKS 0.3%
Information Technology 0.3%
Palantir Technologies Inc. (a) (c) (d) (e)	1,246	8,723
Total Preferred Stocks (cost $7,639)		8,723
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Money Market Fund, 0.53% (f) (g)	29,169	29,169
Securities Lending Collateral 0.0%
Securities Lending Cash Collateral Fund LLC, 0.63% (f) (g)	202	202
Total Short Term Investments (cost $29,371)		29,371
Total Investments 100.0% (cost $2,291,720)		2,738,048
Other Assets and Liabilities, Net (0.0)%		(1,161)
Total Net Assets 100.0%		$2,736,887

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Palantir Technologies Inc.	02/10/14	$7,639	$8,723	0.3%
		$7,639	$8,723	0.3%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/BlackRock Natural Resources Fund
COMMON STOCKS 98.2%
Consumer Discretionary 0.5%
Murphy USA Inc. (a)	63	$4,602
Energy 88.0%
Anadarko Petroleum Corp.	501	31,056
Antero Resources Corp. (a)	63	1,440
Apache Corp.	303	15,577
Baker Hughes Inc.	260	15,531
Birchcliff Energy Ltd.	606	3,448
Cabot Oil & Gas Corp.	914	21,865
Canadian Natural Resources Ltd.	712	23,327
Carrizo Oil & Gas Inc. (a)	262	7,507
Cenovus Energy Inc.	375	4,250
Chevron Corp.	384	41,255
Cimarex Energy Co.	156	18,656
CNOOC Ltd. - ADR	35	4,242
Concho Resources Inc. (a)	69	8,820
ConocoPhillips Co.	192	9,598
CONSOL Energy Inc. (a)	164	2,755
Crew Energy Inc. (a)	632	2,357
Devon Energy Corp.	726	30,284
Diamondback Energy Inc. (a)	58	5,969
Dril-Quip Inc. (a)	138	7,536
EnCana Corp.	259	3,031
EOG Resources Inc.	791	77,123
EQT Corp.	308	18,807
Exxon Mobil Corp.	563	46,158
Halliburton Co.	667	32,812
Helmerich & Payne Inc.	153	10,189
Hess Corp.	380	18,320
Husky Energy Inc. (a)	218	2,460
Kosmos Energy Ltd. (a)	355	2,368
Marathon Oil Corp.	610	9,644
Marathon Petroleum Corp.	488	24,652
Murphy Oil Corp.	138	3,949
National Oilwell Varco Inc.	144	5,766
Newfield Exploration Co. (a)	236	8,721
Noble Energy Inc.	467	16,030
Occidental Petroleum Corp.	453	28,677
Patterson-UTI Energy Inc.	370	8,977
Phillips 66	152	12,022
Pioneer Natural Resources Co.	212	39,506
PrairieSky Royalty Ltd. (b)	13	274
Range Resources Corp.	401	11,663
Rowan Cos. Plc - Class A (a)	200	3,109

	Shares/Par†	Value
Schlumberger Ltd.	620	48,399
Southwestern Energy Co. (a)	118	963
Suncor Energy Inc.	1,184	36,338
Surge Energy Inc.	618	1,208
TechnipFMC Plc (a)	482	15,653
Total SA - ADR	427	21,510
Uranium Energy Corp. (a) (c) (d)	366	519
Valero Energy Corp.	311	20,623
Weatherford International Plc (a)	252	1,675
Whiting Petroleum Corp. (a)	295	2,792
Williams Cos. Inc.	108	3,196
		792,607
Materials 9.7%
Agnico-Eagle Mines Ltd.	48	2,045
BHP Billiton Ltd.	391	7,114
Dow Chemical Co.	170	10,834
EI du Pont de Nemours & Co.	101	8,117
Eldorado Gold Corp.	1,199	4,103
Franco-Nevada Corp.	193	12,626
Goldcorp Inc.	499	7,280
HudBay Minerals Inc.	425	2,793
Newcrest Mining Ltd.	421	7,177
Newmont Mining Corp.	94	3,103
Praxair Inc.	56	6,584
Ramaco Resources Inc. (a) (b)	140	1,353
Southern Copper Corp.	388	13,941
		87,070
Total Common Stocks (cost $910,129)		884,279
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Money Market Fund, 0.53% (e) (f)	16,099	16,099
Securities Lending Collateral 0.0%
Securities Lending Cash Collateral Fund LLC, 0.63% (e) (f)	545	545
Total Short Term Investments (cost $16,644)		16,644
Total Investments 100.0% (cost $926,773)		900,923
Other Assets and Liabilities, Net (0.0)%		(10)
Total Net Assets 100.0%		$900,913

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Uranium Energy Corp.	06/21/10	$1,244	$519	0.1%
		$1,244	$519	0.1%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 92.2%
Consumer Discretionary 10.6%
Brunswick Corp.	101	$6,183
Comcast Corp. - Class A (a)	304	11,437
Fujitsu General Ltd.	205	4,072
Haseko Corp.	380	4,122
Havas SA	236	2,099
International Speedway Corp. - Class A (a)	90	3,315
Liberty Global Plc - Class C (b)	126	2,893
Persimmon Plc	142	3,730
Pulte Homes Inc. (a)	203	4,783
Suzuki Motor Corp.	157	6,500
Twenty-First Century Fox Inc. - Class A	195	6,315
Videocon d2h Ltd. - ADR (a) (b) (c)	676	7,772
WH Smith Plc	136	3,011
Whitbread Plc	74	3,653
WPP Plc	193	4,224
		74,109
Consumer Staples 7.1%
Coca-Cola European Partners Plc	105	3,953
Coca-Cola West Co. Ltd. (d)	266	8,582
Greencore Group Plc	1,178	3,623
Imperial Brands Plc	77	3,741
Koninklijke Ahold NV	125	2,676
Nomad Holdings Ltd. (a) (b)	457	5,227
Seven & I Holdings Co. Ltd.	126	4,965
Tesco Plc (b)	2,795	6,505
WH Group Ltd.	12,041	10,383
		49,655
Energy 8.5%
Boardwalk Pipeline Partners LP (a)	384	7,037
Cenovus Energy Inc.	338	3,830
Diamondback Energy Inc. (b)	76	7,901
EQT Corp. (a)	74	4,538
Gener8 Maritime Inc. (a) (b)	337	1,910
Jagged Peak Energy Inc. (b) (d)	177	2,309
Marathon Petroleum Corp.	89	4,514
Parsley Energy Inc. - Class A (a) (b)	218	7,071
Pioneer Natural Resources Co.	39	7,221
Tesoro Corp.	66	5,349
Viper Energy Partners LP (a)	225	4,045
YPF SA - Class D - ADR	165	4,008
		59,733
Financials 16.7%
Admiral Group Plc	107	2,673
Aldermore Group Plc (b)	1,462	4,071
Aurelius Equity Opportunities SE and Co. KGaA (d)	156	6,794
Australia & New Zealand Banking Group Ltd.	180	4,370
Bank of America Corp. (a)	293	6,921
Bank Rakyat Indonesia Persero Tbk PT	2,641	2,571
Berkshire Hathaway Inc. - Class B (a) (b)	42	6,972
Capital One Financial Corp. (a)	73	6,317
Chubb Ltd. (a)	101	13,730
Citigroup Inc.	162	9,670
Direct Line Insurance Group Plc	710	3,090
Fifth Third Bancorp	104	2,635
ICICI Bank Ltd. - ADR	360	3,098
Lloyds Banking Group Plc	10,596	8,813
Loews Corp.	58	2,728
Muenchener Rueckversicherungs AG	13	2,517
Shinsei Bank Ltd.	426	785
SunTrust Banks Inc. (a)	88	4,866
Swiss Re AG	53	4,781
Tokio Marine Holdings Inc.	118	4,970
Wells Fargo & Co.	184	10,265
WR Berkley Corp.	4	303
Zenkoku Hosho Co. Ltd.	101	3,461
		116,401
Health Care 12.5%
Allscripts-Misys Healthcare Solutions Inc. (b)	285	3,607
Anthem Inc.	67	11,110
	Shares/Par†	Value
Astellas Pharma Inc.	381	5,020
CIGNA Corp.	25	3,644
DaVita Inc. (b)	72	4,895
HCA Holdings Inc. (b)	50	4,469
Johnson & Johnson	32	3,975
Laboratory Corp. of America Holdings (a) (b)	83	11,944
Merck & Co. Inc. (a) (e)	329	20,933
Pfizer Inc. (a)	142	4,873
Quest Diagnostics Inc. (a)	47	4,572
Roche Holding AG	32	8,260
		87,302
Industrials 11.4%
Air Lease Corp. - Class A	92	3,564
Babcock International Group Plc	516	5,701
Bollore SA	955	3,697
Eaton Corp. Plc	91	6,741
Honeywell International Inc.	5	603
Ingersoll-Rand Plc (e)	44	3,586
JELD-WEN Holding Inc. (b)	53	1,743
Koninklijke Philips Electronics NV	126	4,044
Maire Tecnimont SpA (d)	114	427
Northrop Grumman Systems Corp. (a)	21	4,958
NSK Ltd.	181	2,594
Raytheon Co.	54	8,182
Siemens AG	100	13,738
Teleperformance	39	4,213
United Technologies Corp. (a)	50	5,555
Vinci SA	127	10,096
		79,442
Information Technology 14.8%
Activision Blizzard Inc. (a)	100	4,991
Alphabet Inc. - Class C (a) (b)	20	16,645
Alps Electric Co. Ltd. (d)	108	3,074
Cap Gemini SA	62	5,735
Cisco Systems Inc. (a)	112	3,774
CommScope Holding Co. Inc. (a) (b)	142	5,934
Computer Sciences Corp. (a)	100	6,926
eBay Inc. (a) (b)	256	8,591
Flextronics International Ltd. (a) (b)	291	4,892
Jabil Circuit Inc. (a)	213	6,166
Leidos Holdings Inc.	135	6,877
Microsoft Corp.	156	10,269
Oracle Corp.	111	4,937
PayPal Holdings Inc. (a) (b)	130	5,573
RIB Software AG (d)	197	2,602
TE Connectivity Ltd.	59	4,400
Versum Materials Inc.	65	1,977
		103,363
Materials 7.3%
AdvanSix Inc. (a) (b)	1	37
Berry Plastics Group Inc. (b) (e)	113	5,494
CRH Plc	275	9,698
Dow Chemical Co. (a)	86	5,487
Graphic Packaging Holding Co. (a)	358	4,612
PPG Industries Inc.	54	5,707
Reliance Steel & Aluminum Co.	19	1,544
Stornoway Diamond Corp. (b) (d)	2,895	1,828
Valvoline Inc. (d)	69	1,685
WestRock Co. (a)	154	8,034
Wienerberger AG	183	3,876
Yara International ASA	73	2,801
		50,803
Telecommunication Services 2.2%
Nippon Telegraph & Telephone Corp.	220	9,414
Vodafone Group Plc	2,182	5,686
		15,100
Utilities 1.1%
SSE Plc	414	7,645
Total Common Stocks (cost $586,471)		643,553

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
PREFERRED STOCKS 0.9%
Information Technology 0.9%
Samsung Electronics Co. Ltd.	5	6,504
Total Preferred Stocks (cost $4,554)		6,504
SHORT TERM INVESTMENTS 9.0%
Investment Companies 6.7%
JNL Money Market Fund, 0.53% (f) (g)	46,722	46,722

Shares/Par†	Value
Securities Lending Collateral 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (g)	16,478	16,478
Total Short Term Investments (cost $63,200)	63,200
Total Investments 102.1% (cost $654,225)	713,257
Total Securities Sold Short (41.2)% (proceeds $264,397)	(287,589)
Total Purchased Options 0.1% (cost $1,869)	888
Other Derivative Instruments (0.2)%	(1,626)
Other Assets and Liabilities, Net 39.2%	273,372
Total Net Assets 100.0%	$698,302

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) All or portion of the security was on loan.

(e) All or a portion of the security is subject to a written call option.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (41.2%)
COMMON STOCKS (41.2%)
Consumer Discretionary (8.4%)
Benesse Holdings Inc.	(55)	$(1,725)
Buffalo Wild Wings Inc.	(17)	(2,564)
Carmax Inc.	(47)	(2,793)
Cheesecake Factory Inc.	(34)	(2,150)
Chipotle Mexican Grill Inc.	(4)	(1,868)
Cineplex Inc.	(78)	(2,965)
Columbia Sportswear Co.	(39)	(2,275)
Cracker Barrel Old Country Store Inc.	(18)	(2,819)
Dollar General Corp.	(41)	(2,865)
Dorman Products Inc.	(24)	(1,943)
Ferrari NV	(64)	(4,760)
Fox Factory Holding Corp.	(80)	(2,289)
Gildan Activewear Inc.	(90)	(2,425)
Hennes & Mauritz AB - Class B	(63)	(1,602)
Manchester United Plc - Class A	(100)	(1,690)
Netflix Inc.	(15)	(2,183)
Ocado Group Plc	(940)	(2,840)
Panera Bread Co. - Class A	(10)	(2,641)
Sanrio Co. Ltd.	(70)	(1,291)
Shimano Inc.	(16)	(2,329)
Singapore Press Holdings Ltd.	(1,148)	(2,913)
Tesla Motors Inc.	(19)	(5,301)
Wayfair Inc. - Class A	(57)	(2,297)
		(58,528)
Consumer Staples (1.6%)
AEON Co. Ltd.	(99)	(1,450)
Casey's General Stores Inc.	(19)	(2,098)
Colgate-Palmolive Co.	(24)	(1,766)
Estee Lauder Cos. Inc. - Class A	(21)	(1,805)
Lindt & Spruengli AG	—	(1,990)
Tootsie Roll Industries Inc.	(47)	(1,767)
		(10,876)
Energy (3.7%)
Apache Corp.	(37)	(1,897)
Devon Energy Corp.	(81)	(3,396)
Fugro NV - CVA	(90)	(1,396)
Hess Corp.	(41)	(1,999)
Kinder Morgan Inc.	(87)	(1,898)
Laredo Petroleum Holdings Inc.	(213)	(3,106)
Matador Resources Co.	(95)	(2,265)
National Oilwell Varco Inc.	(75)	(2,996)
Neste Oil Oyj	(56)	(2,208)
Schlumberger Ltd.	(41)	(3,200)
WorleyParsons Ltd.	(184)	(1,544)
		(25,905)
Financials (4.6%)
Bank of East Asia Ltd.	(497)	(2,057)
Bankinter SA	(325)	(2,726)
	Shares/Par†	Value
BOK Financial Corp.	(37)	(2,908)
Cincinnati Financial Corp.	(46)	(3,339)
Community Bank System Inc.	(49)	(2,677)
Cullen/Frost Bankers Inc.	(23)	(2,072)
FactSet Research Systems Inc.	(9)	(1,504)
Hargreaves Lansdown Plc	(145)	(2,354)
Mercury General Corp.	(50)	(3,023)
RLI Corp.	(55)	(3,284)
UMB Financial Corp.	(32)	(2,412)
Westamerica Bancorp	(38)	(2,128)
WisdomTree Investments Inc.	(166)	(1,503)
		(31,987)
Health Care (4.6%)
athenahealth Inc.	(23)	(2,563)
Eli Lilly & Co.	(38)	(3,161)
GW Pharmaceuticals Plc - ADS	(14)	(1,734)
Haemonetics Corp.	(44)	(1,766)
Hisamitsu Pharmaceutical Co. Inc.	(27)	(1,569)
Idexx Laboratories Inc.	(23)	(3,589)
Intuitive Surgical Inc.	(3)	(2,187)
Juno Therapeutics Inc.	(90)	(2,004)
Mediclinic International Plc	(437)	(3,900)
Ono Pharmaceutical Co. Ltd.	(143)	(2,963)
TESARO Inc.	(14)	(2,135)
Vertex Pharmaceuticals Inc.	(13)	(1,433)
William Demant Holding A/S	(151)	(3,151)
		(32,155)
Industrials (7.5%)
Airbus Group NV	(44)	(3,321)
Brambles Ltd.	(271)	(1,933)
Emerson Electric Co.	(24)	(1,421)
Flowserve Corp.	(53)	(2,587)
GEA Group AG	(82)	(3,494)
Geberit AG	(3)	(1,448)
Heartland Express Inc.	(69)	(1,379)
Japan Airport Terminal Co. Ltd.	(62)	(2,159)
Konecranes Oyj	(59)	(2,106)
Middleby Corp.	(23)	(3,157)
MTU Aero Engines Holding AG	(20)	(2,545)
Multi-Color Corp.	(35)	(2,453)
Rockwell Automation Inc.	(26)	(4,031)
Rotork Plc	(393)	(1,197)
SembCorp Marine Ltd.	(1,056)	(1,446)
SGS SA	(1)	(2,154)
Sohgo Security Services Co. Ltd.	(57)	(2,139)
Toro Co.	(46)	(2,884)
TransDigm Group Inc.	(11)	(2,442)
Trex Co. Inc.	(32)	(2,256)
Wabtec Corp.	(37)	(2,899)
Wartsila Oyj	(61)	(3,271)
		(52,722)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Information Technology (5.2%)
ACI Worldwide Inc.	(73)	(1,560)
Arista Networks Inc.	(17)	(2,227)
Blackbaud Inc.	(51)	(3,911)
Cognex Corp.	(28)	(2,334)
CoStar Group Inc.	(16)	(3,321)
Hexagon AB - Class B	(59)	(2,364)
Infineon Technologies AG	(130)	(2,661)
Murata Manufacturing Co. Ltd.	(13)	(1,852)
National Instruments Corp.	(96)	(3,130)
Proofpoint Inc.	(28)	(2,097)
Ricoh Co. Ltd.	(300)	(2,472)
Snap Inc. - Class A	(50)	(1,126)
Ultimate Software Group Inc.	(15)	(2,862)
Workday Inc. - Class A	(26)	(2,189)
Yelp Inc. - Class A	(62)	(2,046)
		(36,152)
Materials (5.2%)
Antofagasta Plc	(136)	(1,416)
	Shares/Par†	Value
AptarGroup Inc.	(56)	(4,349)
Axalta Coating Systems Ltd.	(46)	(1,478)
Balchem Corp.	(32)	(2,622)
Ball Corp.	(43)	(3,172)
Chr Hansen Holding A/S	(48)	(3,108)
Hecla Mining Co.	(275)	(1,457)
Huhtamaki Oyj - Class I	(38)	(1,370)
James Hardie Industries SE - CDI	(152)	(2,382)
NewMarket Corp.	(4)	(2,006)
Nitto Denko Corp.	(38)	(2,947)
Sonoco Products Co.	(65)	(3,440)
Symrise AG	(56)	(3,698)
Vulcan Materials Co.	(25)	(2,977)
		(36,422)
Real Estate (0.4%)
Equinix Inc.	(7)	(2,842)
Total Common Stocks (proceeds $264,397)		(287,589)
Total Securities Sold Short (41.2%) (proceeds $264,397)		$(287,589)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
SPDR S&P 500 ETF Trust	Put	210.00	04/21/17	88,852	$888
					$888

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
Berry Plastics Group Inc.	Call	47.50	06/16/17	862	$(226)
Ingersoll-Rand Plc	Call	75.00	06/16/17	396	(287)
Merck & Co. Inc.	Call	60.00	07/21/17	1,170	(539)
					$(1,052)

Summary of Written Options
	Number of Contracts†	Premiums
Options outstanding at December 31, 2016	3,537	1,090
Options written during the period	2,428	1,000
Options exercised during the period	(3,049)	(902)
Options expired during the period	(488)	(189)
Options outstanding at March 31, 2017	2,428	999

OTC Contracts for Difference
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)

Aeroports de Paris	GSI	Euro Overnight Index Average -0.40%	TBD	(19)	EUR	(2,106)	$(68)
Aozora Bank Ltd.	GSI	Tokyo Overnight Average Rate -0.45%	TBD	(545)	JPY	(229,990)	32
Autoliv Inc.	GSI	Federal Funds Effective Rate -1.40%	TBD	(31)		(3,134)	(37)
Bemis Co. Inc.	GSI	Federal Funds Effective Rate -0.25%	TBD	(31)		(1,486)	(4)
Caterpillar Inc.	GSI	Federal Funds Effective Rate -0.25%	TBD	(48)		(4,395)	(15)
Cogent Communications Holdings Inc.	GSI	Federal Funds Effective Rate -0.25%	TBD	(48)		(2,043)	(41)
Coloplast A/S - Class B	GSI	Danish Krone LIBOR -0.40%	TBD	(28)	DKK	(14,310)	(114)
Eclat Textile Co. Ltd.	GSI	Federal Funds Effective Rate -6.50%	TBD	(93)		(983)	50
First Financial Bankshares Inc.	GSI	Federal Funds Effective Rate -1.55%	TBD	(108)		(4,303)	(42)
Hang Seng Bank Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(120)	HKD	(19,216)	(6)
Kakao Corp.	GSI	Federal Funds Effective Rate -4.50%	TBD	(17)		(1,284)	37
Klepierre	GSI	Euro Overnight Index Average -0.40%	TBD	(83)	EUR	(2,999)	(15)
Kuehne + Nagel International AG	GSI	Tom/Next Indexed Swaps Rate -0.40%	TBD	(29)	CHF	(4,081)	(10)
Marine Harvest ASA	GSI	1-Month Norway Interbank Offered Rate -0.40%	TBD	(144)	NOK	(20,388)	175
Mattel Inc.	GSI	Federal Funds Effective Rate -0.25%	TBD	(109)		(2,725)	(71)
Merlin Entertainments Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(287)	GBP	(1,386)	14
Nestle SA	GSI	Tom/Next Indexed Swaps Rate -0.40%	TBD	(32)	CHF	(2,490)	7

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Next Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(24)	GBP	(944)	(139)
OTC Contracts for Difference (continued)
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)
Paradise Co. Ltd.	GSI	Federal Funds Effective Rate -6.75%	TBD	(59)		(683)	(47)
Pearson Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(391)	GBP	(2,566)	(130)
Pennon Group Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(170)	GBP	(1,501)	1
Prosperity Bancshares Inc.	GSI	Federal Funds Effective Rate -0.25%	TBD	(25)		(1,706)	(65)
SeaWorld Entertainment Inc.	GSI	Federal Funds Effective Rate -0.25%	TBD	(129)		(2,270)	(92)
SembCorp Industries Ltd.	GSI	Singapore Swap Offer Rate -0.50%	TBD	(792)	SGD	(2,528)	6
							$(574)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Brookfield Global Infrastructure and MLP Fund
COMMON STOCKS 98.5%
Australia 4.7%
APA Group	1,853	$12,686
DUET Group	2,778	5,920
Transurban Group	3,272	29,167
		47,773
Brazil 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (a) (b)	1,063	11,071
Canada 12.0%
Enbridge Inc.	1,072	44,889
Pembina Pipeline Corp.	833	26,385
TransCanada Corp.	1,076	49,674
		120,948
China 1.0%
Beijing Enterprises Holdings Ltd.	902	4,669
ENN Energy Holdings Ltd.	901	5,076
		9,745
Denmark 1.0%
DONG Energy A/S	263	10,120
France 5.6%
Eiffage SA	129	10,056
Groupe Eurotunnel SE	1,218	12,239
Vinci SA (b)	436	34,630
		56,925
Hong Kong 0.6%
Hong Kong & China Gas Co. Ltd.	3,049	6,101
Italy 3.4%
Atlantia SpA	667	17,196
Enel SpA	2,218	10,438
Italgas SpA (a)	1,643	7,205
		34,839
Japan 1.0%
Tokyo Gas Co. Ltd.	2,188	9,991
Mexico 1.4%
Infraestructura Energetica Nova SAB de CV - Class I	1,107	5,289
Promotora y Operadora de Infraestructura SAB de CV (a)	803	8,668
		13,957
New Zealand 1.1%
Auckland International Airport Ltd. (c)	2,409	11,407
Spain 4.2%
Cellnex Telecom SAU	603	9,931
Ferrovial SA	1,617	32,315
		42,246
Switzerland 1.1%
Flughafen Zuerich AG (c)	53	11,220
United Kingdom 9.7%
National Grid Plc	3,932	49,888
Pennon Group Plc	1,260	13,921
Severn Trent Plc	656	19,565
United Utilities Group Plc	1,128	14,050
		97,424
United States of America 50.6%
American Electric Power Co. Inc.	149	10,009
American Tower Corp.	432	52,524
American Water Works Co. Inc.	190	14,761
Boardwalk Pipeline Partners LP	531	9,726
Cheniere Energy Inc. (a)	275	13,009
Crown Castle International Corp.	320	30,271
Edison International	400	31,860
Enable Midstream Partners LP	196	3,276
Enbridge Energy Partners LP	469	8,911
Energy Transfer Equity LP	1,022	20,172
Energy Transfer Partners LP	589	21,503
Enterprise Products Partners LP	1,238	34,186
EQT Midstream Partners LP	40	3,091
Kinder Morgan Inc.	1,908	41,484
	Shares/Par†	Value
MPLX LP	417	15,030
NextEra Energy Inc.	38	4,852
NiSource Inc.	285	6,771
Pattern Energy Group Inc. - Class A	493	9,920
PG&E Corp.	721	47,865
Phillips 66 Partners LP	161	8,267
Plains All American Pipeline LP	450	14,228
Rice Midstream Partners LP (c)	478	12,044
SBA Communications Corp. (a)	185	22,281
Sempra Energy	134	14,841
Sunoco Logistics Partners LP	368	8,991
Targa Resources Corp.	249	14,911
Western Gas Partners LP	179	10,820
Williams Cos. Inc.	841	24,884
		510,488
Total Common Stocks (cost $923,101)		994,255
SHORT TERM INVESTMENTS 4.5%
Investment Companies 1.2%
JNL Money Market Fund, 0.53% (d) (e)	11,401	11,401
Securities Lending Collateral 3.3%
Securities Lending Cash Collateral Fund LLC, 0.63% (d) (e)	33,409	33,409
Total Short Term Investments (cost $44,810)		44,810
Total Investments 103.0% (cost $967,911)		1,039,065
Other Assets and Liabilities, Net (3.0)%		(30,013)
Total Net Assets 100.0%		$1,009,052

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS 62.1%
Consumer Discretionary 10.0%
Alimentation Couche-Tard Inc.	10	$470
Amazon.com Inc. (a)	2	1,973
Astra International Tbk PT	2,756	1,784
Bayerische Motoren Werke AG	26	2,408
Carnival Plc	13	766
Comcast Corp. - Class A	31	1,173
Daimler AG	43	3,195
Denso Corp.	43	1,888
Dollar General Corp.	12	816
Greene King Plc	104	909
Grupo Sanborns SA de CV - Class B-1 (b)	655	769
Hyundai Motor Co.	11	1,485
JC Decaux SA	14	500
Kering SA	4	1,070
Las Vegas Sands Corp.	21	1,170
LVMH Moet Hennessy Louis Vuitton SE (c)	9	1,991
Minth Group Ltd.	90	363
Mr Price Group Ltd.	38	452
Naspers Ltd. - Class N	4	669
Nike Inc. - Class B	37	2,084
Norwegian Cruise Line Holdings Ltd. (a)	43	2,181
Ocado Group Plc (a)	142	428
Pacific Textiles Holdings Ltd.	530	587
Panera Bread Co. - Class A (a)	4	1,021
Priceline Group Inc. (a)	1	1,264
Rakuten Inc.	109	1,093
Royal Caribbean Cruises Ltd.	22	2,109
SES SA - FDR	91	2,112
Shimano Inc.	15	2,241
Starbucks Corp.	32	1,851
Stella International Holdings Ltd.	320	529
Tiffany & Co.	18	1,720
Wynn Macau Ltd.	1,557	3,170
Wynn Resorts Ltd.	3	391
		46,632
Consumer Staples 5.0%
Associated British Foods Plc	38	1,245
British American Tobacco Plc	27	1,818
Coca-Cola Co.	50	2,109
Coty Inc. - Class A	6	113
Danone SA	14	962
Diageo Plc	72	2,047
Hormel Foods Corp.	16	568
Japan Tobacco Inc.	87	2,825
L'Oreal SA	2	354
Mondelez International Inc. - Class A	7	306
Nestle SA	31	2,384
Pernod-Ricard SA	16	1,877
Philip Morris International Inc.	42	4,787
Reckitt Benckiser Group Plc	5	456
Seven & I Holdings Co. Ltd.	17	648
Shoprite Holdings Ltd.	24	346
Unilever Plc	5	257
		23,102
Energy 3.6%
Canadian Natural Resources Ltd.	43	1,391
Chevron Corp.	30	3,194
Core Laboratories NV	3	370
Crescent Point Energy Corp.	34	367
Enbridge Inc.	17	720
Enbridge Inc.	47	1,952
Helmerich & Payne Inc.	15	999
Noble Energy Inc.	43	1,487
Occidental Petroleum Corp.	28	1,799
Rosneft OAO - GDR	314	1,791
Royal Dutch Shell Plc - Class A	—	9
Royal Dutch Shell Plc - Class B	18	481
Schlumberger Ltd.	30	2,346
		16,906
	Shares/Par†	Value
Financials 10.8%
ABN AMRO Group NV - CVA	66	1,602
AIA Group Ltd.	215	1,358
Akbank T.A.S.	356	835
Aon Plc - Class A	4	475
Assicurazioni Generali SpA	104	1,645
Banco Bilbao Vizcaya Argentaria SA	267	2,076
Bankia SA	551	627
BNP Paribas SA	28	1,874
Cerved Information Solutions SpA	60	582
China Pacific Insurance Group Co. Ltd. - Class H	200	724
Chubb Ltd.	4	477
CME Group Inc.	19	2,245
Credit Suisse Group AG	48	719
Discover Ltd.	98	943
Fairfax Financial Holdings Ltd.	4	1,866
Fairfax India Holdings Corp. (a)	111	1,464
First Gulf Bank PJSC	363	1,276
Grupo Financiero Inbursa SAB de CV - Class O	1,051	1,739
Henderson Group Plc	190	555
Housing Development Finance Corp.	25	573
Huntington Bancshares Inc.	47	627
Intercontinental Exchange Inc.	46	2,724
Intesa Sanpaolo SpA	624	1,698
Julius Baer Group Ltd.	42	2,081
KBC Groep NV	12	788
Lloyds Banking Group Plc	1,781	1,482
Marsh & McLennan Cos. Inc.	5	392
Moneta Money Bank A/S (a)	165	559
Moscow Exchange MICEX-RTS OAO	1,052	2,084
New York Community Bancorp Inc.	76	1,062
Partners Group Holding AG	3	1,637
PICC Property & Casualty Co. Ltd. - Class H	2,409	3,719
Ping An Insurance Group Co. of China Ltd. - Class H	422	2,362
Resona Holdings Inc.	263	1,413
Sampo Oyj - Class A	20	928
Sony Financial Holdings Inc.	60	962
The Governor & Co. of the Bank of Ireland (a)	5,505	1,377
Tokio Marine Holdings Inc.	17	731
Wells Fargo & Co.	6	356
		50,637
Health Care 3.6%
AstraZeneca Plc	59	3,640
Cerner Corp. (a)	5	322
CYBERDYNE Inc. (a) (c)	38	546
Danaher Corp.	13	1,120
Eli Lilly & Co.	3	286
Incyte Corp. (a)	14	1,932
Lupin Ltd.	13	290
Merck & Co. Inc.	14	909
Novo Nordisk A/S - Class B	24	839
Pfizer Inc.	64	2,203
Roche Holding AG	15	3,830
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	259	953
		16,870
Industrials 6.9%
Adecco Group AG	41	2,905
Airbus Group NV	19	1,429
Assa Abloy AB - Class B	22	449
Beijing Enterprises Holdings Ltd.	162	836
Boeing Co.	12	2,087
C.H. Robinson Worldwide Inc.	10	742
CCR SA (b) (d)	615	3,548
Deere & Co.	17	1,829
Edenred	6	142
General Electric Co.	72	2,149
Glory Ltd.	14	460
Hexcel Corp.	31	1,707
IDEX Corp.	16	1,506
Jardine Matheson Holdings Ltd.	13	816
Kubota Corp.	20	303
Nielsen Holdings Plc	22	901
Norfolk Southern Corp.	11	1,238

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Northrop Grumman Systems Corp.	2	571
PageGroup Plc	46	247
Ryanair Holdings Plc - ADR (a)	4	324
Safran SA	11	843
Seek Ltd.	134	1,627
SMC Corp.	1	326
Sydney Airport	254	1,314
TransDigm Group Inc.	6	1,286
Union Pacific Corp.	6	593
Waste Connections Inc.	24	2,100
		32,278
Information Technology 8.1%
Accenture Plc - Class A	3	336
Alibaba Group Holding Ltd. - ADS (a)	14	1,488
Alphabet Inc. - Class C (a)	—	402
Amadeus IT Group SA	6	309
Apple Inc.	33	4,719
ASML Holding NV - ADR	2	279
ASML Holding NV	51	6,749
Broadcom Ltd.	4	920
HP Inc.	49	880
Keyence Corp.	2	642
MediaTek Inc.	146	1,035
MercadoLibre Inc.	4	793
Micro Focus International Plc	21	596
Microsoft Corp.	53	3,484
Murata Manufacturing Co. Ltd.	18	2,522
NetApp Inc.	22	904
QUALCOMM Inc.	19	1,101
Samsung Electronics Co. Ltd.	—	626
Tableau Software Inc. - Class A (a)	11	525
Taiwan Semiconductor Manufacturing Co. Ltd.	707	4,433
Tencent Holdings Ltd.	24	694
Texas Instruments Inc.	20	1,627
Trend Micro Inc.	17	734
VeriSign Inc. (a)	4	357
Visa Inc. - Class A	13	1,173
VTech Holdings Ltd.	49	586
		37,914
Materials 4.8%
Amcor Ltd.	89	1,022
AngloGold Ashanti Ltd. - ADR	29	312
AngloGold Ashanti Ltd.	47	498
Asahi Kasei Corp.	255	2,478
Barrick Gold Corp.	71	1,354
First Quantum Minerals Ltd.	56	597
LafargeHolcim Ltd.	46	2,720
Monsanto Co.	15	1,743
Newcrest Mining Ltd.	58	991
Potash Corp. of Saskatchewan Inc.	177	3,021
Praxair Inc.	4	474
Rio Tinto Plc	34	1,381
Shin-Etsu Chemical Co. Ltd.	5	400
Vale SA - ADR	590	5,302
		22,293
Real Estate 1.3%
American Tower Corp.	4	498
Cheung Kong Property Holdings Ltd.	197	1,326
Crown Castle International Corp.	15	1,388
Fibra Uno Administracion SA de CV	202	345
Iron Mountain Inc.	12	434
Link REIT	60	421
TAG Immobilien AG	130	1,749
		6,161
Telecommunication Services 5.1%
America Movil SAB de CV - Class L - ADR	390	5,519
AT&T Inc.	16	656
Bezeq Israeli Telecommunication Corp. Ltd.	925	1,662
Bharti Airtel Ltd.	324	1,744
China Unicom Hong Kong Ltd.	428	575
Koninklijke KPN NV	548	1,649
LG Uplus Corp.	82	1,049
MegaFon PJSC - GDR	132	1,545
	Shares/Par†	Value
NII Capital Corp. (a)	2	3
NTT DoCoMo Inc.	17	404
TDC A/S	392	2,018
Telia Co. AB	521	2,185
Verizon Communications Inc.	26	1,268
Vodafone Group Plc	1,375	3,583
		23,860
Utilities 2.9%
AES Corp.	271	3,026
CLP Holdings Ltd.	49	513
Enel SpA	104	488
Energias de Portugal SA	321	1,086
Enersis Americas SA - ADR	13	132
Enersis Chile SA - ADR	13	70
Exelon Corp.	47	1,673
Gas Natural SDG SA	75	1,641
Huaneng Power International Inc. - Class H	2,540	1,697
Iberdrola SA	248	1,769
Sempra Energy	8	829
SSE Plc	24	451
		13,375
Total Common Stocks (cost $256,187)		290,028
PREFERRED STOCKS 0.7%
Consumer Discretionary 0.0%
Corporate Risk Holdings Corp. (a) (b) (d) (e)	—	—
Corporate Risk Holdings I Inc. (a) (b) (d) (e)	5	72
		72
Information Technology 0.0%
ASAT Holdings Ltd. (b) (d) (e) (f)	7	—
Materials 0.5%
Vale SA - Class A	259	2,346
Real Estate 0.2%
American Tower Corp., 5.50%, 02/15/18 (f)	10	1,139
Total Preferred Stocks (cost $2,291)		3,557
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
AmeriCredit Automobile Receivables Trust
Series 2014-A3-4, 1.27%, 08/08/17	5	5
BA Credit Card Trust
Series 2014-A-A1, 1.29%, 01/15/19 (g)	125	126
Banc of America Commercial Mortgage Trust
Series 2008-A4-1, REMIC, 6.23%, 12/10/17 (g)	47	47
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A1A-T28, REMIC, 5.71%, 09/11/17 (g)	16	16
CarMax Auto Owner Trust
Series 2014-A3-1, 0.79%, 10/15/18	4	4
Citibank Credit Card Issuance Trust
Series 2014-A6-A6, 2.15%, 07/15/19	275	277
Commercial Mortgage Pass-Through Certificates
Series 2007-AM-C2, REMIC, 5.61%, 01/15/49 (g)	9	9
Commercial Mortgage Trust
Series 2007-A1A-C9, REMIC, 5.81%, 07/10/17 (g)	—	—
Series 2007-AM-GG11, REMIC, 5.87%, 08/10/17 (g)	25	25
Core Industrial Trust
Series 2015-A-CALW, REMIC, 3.04%, 02/10/22 (b) (d)	80	82
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (g)	29	30
Discover Card Execution Note Trust
Series 2015-A1-A1, 1.26%, 02/15/18 (g)	200	200
EQTY Mortgage Trust
Series 2014-A-INNS, REMIC, 1.70%, 05/08/31 (b) (d) (g)	111	111
GS Mortgage Securities Trust
Series 2007-A1A-GG10, REMIC, 5.95%, 08/10/45 (g)	15	15
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A1A-CB19, REMIC, 5.83%, 05/12/17 (g)	37	37

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Series 2007-A1A-LD12, REMIC, 5.85%, 07/15/17 (g)	22	22
Series 2007-A4-C1, REMIC, 5.72%, 11/15/17	18	18
LB Commercial Mortgage Trust
Series 2007-A1A-C3, REMIC, 6.01%, 07/15/44 (g)	7	7
LB-UBS Commercial Mortgage Trust
Series 2007-AM-C2, REMIC, 5.49%, 02/15/40	118	119
Series 2007-AM-C7, REMIC, 6.17%, 09/15/45 (g)	25	26
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-A3-8, REMIC, 5.86%, 07/12/17 (g)	18	18
Morgan Stanley Capital I Trust
Series 2007-A1A-T27, REMIC, 5.79%, 06/11/17 (g)	6	6
Wachovia Bank Commercial Mortgage Trust
Series 2007-AM-C31, REMIC, 5.59%, 04/15/47 (g)	17	17
Series 2007-A3-C32, REMIC, 5.76%, 06/15/49 (g)	13	13
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,246)		1,230
CORPORATE BONDS AND NOTES 6.6%
Consumer Discretionary 0.2%
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (b) (d)	100	103
Comcast Corp.
5.88%, 02/15/18	100	104
DISH DBS Corp.
4.25%, 04/01/18	75	76
McDonald's Corp.
3.70%, 01/30/26	55	56
4.88%, 12/09/45	35	37
NBCUniversal Enterprise Inc.
1.97%, 04/15/19 (b) (d)	100	100
Newell Rubbermaid Inc.
3.85%, 04/01/23 (h)	45	47
4.20%, 04/01/26 (h)	305	317
5.50%, 04/01/46 (h)	45	51
Thomson Reuters Corp.
4.30%, 11/23/23	60	63
		954
Consumer Staples 0.2%
Altria Group Inc.
2.63%, 01/14/20	100	101
CVS Caremark Corp.
2.25%, 08/12/19	35	35
Philip Morris International Inc.
2.00%, 02/21/20	80	80
2.63%, 02/18/22	25	25
4.25%, 11/10/44	50	49
Reynolds American Inc.
2.30%, 06/12/18	15	15
3.25%, 06/12/20	35	36
4.00%, 06/12/22	35	37
4.85%, 09/15/23	10	11
4.45%, 06/12/25	205	216
5.70%, 08/15/35	5	6
5.85%, 08/15/45	40	47
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	70	70
2.60%, 06/01/21	20	20
3.10%, 06/01/23	20	20
		768
Energy 0.7%
Columbia Pipeline Group Inc.
2.45%, 06/01/18	40	40
3.30%, 06/01/20	5	5
ConocoPhillips Co.
5.95%, 03/15/46	20	25
Devon Energy Corp.
3.25%, 05/15/22	35	35
Enbridge Energy Partners LP
5.20%, 03/15/20	120	128
	Shares/Par†	Value
5.88%, 10/15/25 (c)	70	79
Enbridge Inc.
4.25%, 12/01/26	15	15
Energy Transfer Partners LP
4.20%, 04/15/27	25	25
Exxon Mobil Corp.
2.22%, 03/01/21	70	70
Halliburton Co.
3.80%, 11/15/25	155	157
Kinder Morgan Energy Partners LP
3.50%, 03/01/21	40	41
4.25%, 09/01/24	30	30
Kinder Morgan Inc.
4.30%, 06/01/25	125	127
NGL Energy Partners LP
6.13%, 03/01/25 (b) (d)	10	10
PDC Energy Inc.
7.75%, 10/15/22	100	105
Petroleos Mexicanos
5.50%, 01/21/21	50	53
5.63%, 01/23/46	480	427
Phillips 66 Partners LP
4.68%, 02/15/45	5	5
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	50	54
5.00%, 03/15/27 (b) (d)	10	10
Schlumberger Holdings Corp.
4.00%, 12/21/25 (b) (d)	120	125
Shell International Finance BV
1.38%, 09/12/19	130	128
1.75%, 09/12/21	115	112
Southwestern Energy Co.
6.70%, 01/23/25 (h)	40	40
Statoil ASA
3.70%, 03/01/24	75	78
Teekay Corp.
8.50%, 01/15/20	50	50
TransCanada Pipelines Ltd.
6.50%, 08/15/18	475	504
Transocean Inc.
9.00%, 07/15/23 (b) (d)	50	53
Transportadora de Gas del Peru SA
4.25%, 04/30/28 (b) (d)	200	202
Williams Partners LP
5.25%, 03/15/20	175	188
4.30%, 03/04/24	160	165
		3,086
Financials 3.4%
ACE INA Holdings Inc.
2.88%, 11/03/22	30	30
3.35%, 05/15/24 - 05/03/26	70	71
4.35%, 11/03/45	50	53
Allianz SE
4.75%, (callable at 100 beginning 10/24/23), EUR (i)	200	240
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	80	81
4.90%, 02/01/46	50	54
Assicurazioni Generali SpA
7.75%, 12/12/42, EUR	100	129
Aviva Plc
6.13%, 07/05/43, EUR	175	220
6.87%, 05/20/58, GBP (g)	100	152
AXA SA
5.45%, (callable at 100 beginning 03/04/26), GBP (i)	125	168
Bank of America Corp.
2.63%, 10/19/20	37	37
Barclays Bank Plc
10.00%, 05/21/21, GBP	125	201
6.63%, 03/30/22, EUR	70	93
Barclays Plc
3.65%, 03/16/25	200	195
BAT International Finance Plc
2.75%, 06/15/20 (b) (c) (d)	30	30

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
3.50%, 06/15/22 (b) (d)	20	20
BBVA Subordinated Capital SAU
3.50%, 04/11/24, EUR	200	224
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	75	77
BNP Paribas SA
2.87%, 03/20/26, EUR	225	250
BPCE SA
4.63%, 07/18/23, EUR	100	124
CaixaBank SA
5.00%, 11/14/23, EUR	200	227
CIT Group Inc.
4.25%, 08/15/17	150	151
Citigroup Inc.
1.70%, 04/27/18	150	150
2.35%, 08/02/21	150	148
3.20%, 10/21/26	211	202
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88%, 07/25/23, EUR	450	555
Credit Agricole SA
4.38%, 03/17/25 (b) (d)	200	199
Credit Suisse AG
3.00%, 10/29/21	250	252
Daimler Finance North America LLC
2.25%, 03/02/20 (b) (d)	250	250
2.00%, 07/06/21 (b) (d)	200	195
Ford Motor Credit Co. LLC
3.20%, 01/15/21	250	253
General Electric Capital European Funding
5.38%, 01/23/20, EUR	100	123
Goldman Sachs Group Inc.
2.00%, 04/25/19	50	50
2.88%, 02/25/21	231	233
5.25%, 07/27/21	200	219
3.50%, 01/23/25	280	278
3.75%, 02/25/26	30	30
4.75%, 10/21/45	140	147
HSBC Holdings Plc
3.38%, 01/10/24, EUR	250	280
4.30%, 03/08/26	200	208
3.90%, 05/25/26	200	202
Hyundai Capital America Inc.
2.55%, 04/03/20 (b) (d)	105	105
Imperial Brands Finance Plc
5.00%, 12/02/19, EUR	175	211
Intesa Sanpaolo SpA
6.63%, 09/13/23, EUR	285	359
JPMorgan Chase & Co.
2.55%, 03/01/21	497	497
3.25%, 09/23/22	180	183
2.70%, 05/18/23	125	122
Lloyds Bank Plc
6.50%, 03/24/20, EUR	325	406
7.63%, 04/22/25, GBP	100	166
Merrill Lynch & Co. Inc.
4.63%, 09/14/18, EUR	500	568
Morgan Stanley
3.88%, 01/27/26	150	152
3.13%, 07/27/26	150	143
NN Group NV
4.50%, (callable at 100 beginning 01/15/26), EUR (i)	250	272
4.62%, 04/08/44, EUR (g)	100	114
Nordea Kredit Realkreditaktieselskab
2.00%, 10/01/37, DKK	3,443	503
Nykredit Realkredit A/S
2.00%, 10/01/37, DKK	13,367	1,950
2.50%, 10/01/47, DKK	1,620	232
Petrobras Global Finance BV
8.75%, 05/23/26	125	145
6.85%, 06/05/15	150	134
PNC Bank NA
2.30%, 06/01/20	250	251
	Shares/Par†	Value
Private Export Funding Corp.
3.55%, 01/15/24	195	207
Realkredit Danmark A/S
2.00%, 10/01/37, DKK	4,294	626
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	130	129
2.40%, 09/23/21	340	333
2.88%, 09/23/23	50	48
3.20%, 09/23/26	35	33
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	250	251
2.80%, 03/11/22	250	250
WEA Finance LLC
2.70%, 09/17/19 (b) (d)	200	202
3.25%, 10/05/20 (b) (d)	400	407
		15,800
Health Care 0.9%
Abbott Laboratories
2.35%, 11/22/19	30	30
2.90%, 11/30/21	25	25
3.40%, 11/30/23	15	15
AbbVie Inc.
1.80%, 05/14/18	30	30
2.50%, 05/14/20	360	362
2.90%, 11/06/22	115	114
3.60%, 05/14/25	110	110
3.20%, 11/06/22 - 05/14/26	135	130
4.50%, 05/14/35	30	30
Actavis Funding SCS
3.00%, 03/12/20	50	51
3.45%, 03/15/22	495	504
3.80%, 03/15/25	210	212
4.55%, 03/15/35	80	80
4.75%, 03/15/45	115	116
Aetna Inc.
1.70%, 06/07/18	20	20
2.80%, 06/15/23	25	25
Amgen Inc.
1.85%, 08/19/21	30	29
2.25%, 08/19/23	350	335
Baxalta Inc.
4.00%, 06/23/25	125	127
Becton Dickinson & Co.
2.68%, 12/15/19	70	71
3.73%, 12/15/24	58	60
Celgene Corp.
3.88%, 08/15/25	120	123
Community Health Systems Inc.
6.25%, 03/31/23	10	10
DJO Finco LLC
8.13%, 06/15/21 (b) (d)	100	86
EMD Finance LLC
2.40%, 03/19/20 (b) (d)	85	85
2.95%, 03/19/22 (b) (d)	10	10
3.25%, 03/19/25 (b) (d)	170	168
Gilead Sciences Inc.
3.65%, 03/01/26	30	30
Kinetic Concepts Inc.
12.50%, 11/01/21 (b) (d)	200	221
Laboratory Corp. of America Holdings
3.60%, 02/01/25	50	49
Medtronic Inc.
3.50%, 03/15/25	255	261
Roche Holdings Inc.
3.35%, 09/30/24 (b) (d)	200	205
Teva Pharmaceutical Finance III BV
1.40%, 07/20/18	25	25
2.20%, 07/21/21	20	19
2.80%, 07/21/23	10	10
3.15%, 10/01/26	10	9
4.10%, 10/01/46	10	9
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	25	25

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
UnitedHealth Group Inc.
2.70%, 07/15/20	65	66
3.75%, 07/15/25	60	63
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (b) (d)	200	181
Zimmer Holdings Inc.
3.15%, 04/01/22	55	55
		4,186
Industrials 0.1%
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34 (b) (d)	200	213
Lockheed Martin Corp.
2.50%, 11/23/20	15	15
3.10%, 01/15/23	15	15
3.55%, 01/15/26	20	20
Navios Maritime Acquisition Corp.
8.13%, 11/15/21 (b) (d)	100	87
RR Donnelley & Sons Co.
7.00%, 02/15/22	8	8
Volvo AB
5.00%, 05/31/17, EUR	150	161
		519
Information Technology 0.1%
Apple Inc.
2.50%, 02/09/22	105	105
3.35%, 02/09/27	90	91
Harris Corp.
2.00%, 04/27/18	40	40
2.70%, 04/27/20	10	10
Microsoft Corp.
2.40%, 08/08/26	150	142
3.30%, 02/06/27	275	278
		666
Materials 0.1%
ArcelorMittal
7.00%, 02/25/22 (j)	125	142
First Quantum Minerals Ltd.
7.00%, 02/15/21 (b) (d)	100	103
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (b) (d)	100	115
Vale Overseas Ltd.
6.25%, 08/10/26	25	27
6.88%, 11/21/36	15	16
6.88%, 11/10/39	10	11
		414
Real Estate 0.1%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	40	40
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	50	51
Communications Sales & Leasing Inc.
6.00%, 04/15/23 (b) (d)	50	52
Corporate Office Properties LP
3.60%, 05/15/23	15	15
Developers Diversified Realty Corp.
4.75%, 04/15/18	40	41
Equinix Inc.
5.38%, 05/15/27	15	15
ERP Operating LP
4.63%, 12/15/21	24	26
Essex Portfolio LP
3.50%, 04/01/25	125	124
3.38%, 04/15/26	60	58
Hospitality Properties Trust
4.50%, 06/15/23	30	31
Kimco Realty Corp.
3.40%, 11/01/22	15	15
2.70%, 03/01/24	60	57
Scentre Group Trust
3.50%, 02/12/25 (b) (d)	105	105
		630
	Shares/Par†	Value
Telecommunication Services 0.3%
AT&T Inc.
2.45%, 06/30/20	80	80
2.80%, 02/17/21	250	251
4.25%, 03/01/27	335	340
France Telecom SA
9.00%, 03/01/31 (j)	28	41
Frontier Communications Corp.
9.25%, 07/01/21	200	202
Orange SA
5.38%, 11/22/50, GBP	100	179
Sprint Nextel Corp.
7.00%, 08/15/20	100	107
T-Mobile USA Inc.
6.63%, 04/01/23	125	133
Windstream Corp.
7.75%, 10/01/21	50	49
		1,382
Utilities 0.5%
American Electric Power Co. Inc.
1.65%, 12/15/17	80	80
CMS Energy Corp.
3.60%, 11/15/25	175	175
Comision Federal de Electricidad
4.88%, 05/26/21	200	210
4.75%, 02/23/27 (b) (d)	200	201
Duke Energy Corp.
3.75%, 04/15/24	150	154
2.65%, 09/01/26	325	302
Duke Energy Florida LLC
3.20%, 01/15/27	120	120
ENEL AMERICAS SA
4.00%, 10/25/26	60	59
Exelon Corp.
3.40%, 04/15/26	200	197
NRG Energy Inc.
6.63%, 01/15/27 (b) (d)	15	15
Pacific Gas & Electric Co.
3.85%, 11/15/23	50	52
2.95%, 03/01/26	35	34
4.25%, 03/15/46	120	123
Pennsylvania Electric Co.
6.05%, 09/01/17	25	25
PG&E Corp.
2.40%, 03/01/19	40	40
Progress Energy Inc.
7.05%, 03/15/19	50	55
Puget Energy Inc.
6.00%, 09/01/21	33	37
Red Electrica de Espana Finance BV
3.88%, 01/25/22, EUR	200	248
Southaven Combined Cycle Generation LLC
3.85%, 08/15/33	41	42
Southwestern Electric Power Co.
2.75%, 10/01/26	100	94
		2,263
Total Corporate Bonds And Notes (cost $31,017)		30,668
GOVERNMENT AND AGENCY OBLIGATIONS 26.0%
Commercial Mortgage-Backed Securities 0.0%
Federal National Mortgage Association
Series 2014-A2-M1, REMIC, 3.25%, 07/25/23 (g)	125	129
Mortgage-Backed Securities 0.1%
Government National Mortgage Association
4.50%, 08/20/45	534	571
Municipal 0.2%
Connecticut Housing Finance Authority
4.00%, 11/15/44	175	186
Maryland Community Development Administration
2.86%, 09/01/40	110	110
Massachusetts Housing Finance Agency
4.00%, 12/01/43	10	10
Minnesota Housing Finance Agency
3.00%, 07/01/31	20	20

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
4.00%, 07/01/38	275	291
2.35%, 03/01/43	35	34
Nebraska Investment Finance Authority
3.00%, 03/01/43	20	20
4.50%, 09/01/43	10	10
South Carolina State Housing Finance & Development
4.00%, 07/01/41	60	64
South Dakota Housing Development Authority
4.00%, 05/01/34	20	21
Tennessee Housing Development Agency
4.00%, 07/01/43	20	21
		787
Sovereign 15.9%
Abu Dhabi National Energy Co.
3.63%, 01/12/23 (b) (d)	600	606
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	295	20
18.20%, 10/03/21, ARS	195	14
15.50%, 10/17/26, ARS	35	3
Argentina Republic Government International Bond
7.50%, 04/22/26 (b) (d)	200	213
8.28%, 12/31/33	168	180
Australia Government Bond
5.75%, 05/15/21, AUD	3,055	2,669
3.25%, 04/21/29, AUD	300	238
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (b) (d)	200	196
Belgium Government Bond
2.25%, 06/22/23, EUR	1,000	1,213
1.00%, 06/22/26, EUR (b) (d)	1,450	1,593
Bermuda Government International Bond
4.14%, 01/03/23 (b) (d)	200	205
Brazil Letras do Tesouro Nacional
10.00%, 01/01/18, BRL	145	48
0.00%, 07/01/18, BRL (k)	150	43
Brazil Notas do Tesouro Nacional
10.00%, 01/01/25, BRL	200	65
Bundesrepublik Deutschland
0.50%, 02/15/26, EUR	800	879
2.50%, 08/15/46, EUR	1,200	1,724
Canada Government Bond
2.25%, 06/01/25, CAD	1,550	1,228
Colombia Government International Bond
4.38%, 07/12/21	200	212
4.50%, 01/28/26	200	211
Colombia TES
6.00%, 04/28/28, COP	601,000	197
Dominican Republic International Bond
7.50%, 05/06/21	175	193
6.88%, 01/29/26 (b) (d)	100	110
European Investment Bank
2.25%, 03/15/22	715	716
Federal Democratic Republic of Ethiopia
6.63%, 12/11/24	200	192
France Government Bond OAT
1.75%, 11/25/24, EUR	830	962
Ghana Government Bond
19.00%, 11/02/26, GHS	50	12
Hellenic Republic Government Bond
3.38%, 07/17/17, EUR (b) (d)	30	31
Hungary Government Bond
6.50%, 06/24/19, HUF	643,330	2,526
2.00%, 10/30/19, HUF	353,150	1,266
7.50%, 11/12/20, HUF	421,950	1,784
Hungary Government International Bond
6.25%, 01/29/20	125	137
6.00%, 11/24/23, HUF	101,000	422
5.38%, 03/25/24	400	445
7.63%, 03/29/41	150	218
India Government Bond
7.80%, 04/11/21, INR	72,770	1,163
8.83%, 11/25/23, INR	31,300	527
7.68%, 12/15/23, INR	21,500	345
6.97%, 09/06/26, INR	33,000	517
	Shares/Par†	Value
Indonesia Government International Bond
4.88%, 05/05/21	200	214
3.70%, 01/08/22 (b) (d)	200	204
3.75%, 04/25/22	210	214
3.75%, 06/14/28, EUR (b) (d)	100	114
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	699,000	54
Ireland Government Bond
3.40%, 03/18/24, EUR	450	574
5.40%, 03/13/25, EUR	260	377
2.40%, 05/15/30, EUR	300	357
2.00%, 02/18/45, EUR	300	315
Israel Government Bond
5.50%, 01/31/42, ILS	2,100	802
Italy Buoni Poliennali Del Tesoro
1.45%, 09/15/22, EUR	325	352
0.95%, 03/15/23, EUR	410	428
4.75%, 08/01/23, EUR (b) (d)	300	384
4.50%, 03/01/24, EUR	280	353
Ivory Coast Government International Bond
5.75%, 12/31/32	98	91
Jamaica Government International Bond
8.00%, 03/15/39	100	115
Japan Government Bond
0.10%, 06/20/21, JPY	70,000	635
0.80%, 09/20/22 - 06/20/23, JPY	190,000	1,794
0.70%, 12/20/22, JPY	65,000	611
0.30%, 12/20/24, JPY	180,000	1,656
0.50%, 12/20/24, JPY	60,000	560
0.10%, 09/20/26, JPY	60,000	541
2.20%, 03/20/30, JPY	45,000	506
1.40%, 09/20/34, JPY	25,000	258
2.30%, 12/20/35, JPY	35,000	410
1.70%, 06/20/33 - 03/20/44, JPY	220,000	2,384
0.60%, 12/20/46, JPY	90,000	758
Kenya Government International Bond
6.88%, 06/24/24	200	199
Kingdom of Sweden
1.13%, 10/21/19 (b) (d)	250	247
Korea Housing Finance Corp.
2.50%, 11/15/20 (b) (d)	250	250
2.00%, 10/11/21 (b) (d)	300	289
Kreditanstalt fur Wiederaufbau
2.13%, 03/07/22	375	374
Kuwait International Government Bond
2.75%, 03/20/22 (b) (d)	200	200
Landwirtschaftliche Rentenbank
1.75%, 04/15/19	130	130
Malaysia Government Bond
4.24%, 02/07/18, MYR	100	23
3.58%, 09/28/18, MYR	821	186
3.76%, 03/15/19, MYR	750	170
3.66%, 10/15/20, MYR	2,933	661
4.05%, 09/30/21, MYR	500	114
3.88%, 03/10/22, MYR	1,139	258
3.80%, 08/17/23, MYR	611	136
3.96%, 09/15/25, MYR	2,200	489
3.90%, 11/30/26, MYR	1,600	354
4.50%, 04/15/30, MYR	1,550	350
Malaysia Government Investment Issue
4.79%, 10/31/35, MYR	175	40
Mexico Bonos
8.00%, 06/11/20, MXN	900	50
6.50%, 06/10/21, MXN	47,900	2,526
10.00%, 12/05/24 - 11/20/36, MXN	36,000	2,286
5.75%, 03/05/26, MXN	7,000	342
8.50%, 11/18/38, MXN	30	2
7.75%, 12/14/17 - 11/13/42, MXN	6,700	361
Mexico Government International Bond
3.63%, 03/15/22	156	160
4.00%, 10/02/23	130	134
4.15%, 03/28/27	200	204
4.75%, 03/08/44	250	243
Morocco Government International Bond
4.25%, 12/11/22	250	259

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Nigeria Government International Bond
6.38%, 07/12/23	200	203
Norway Government Bond
4.25%, 05/19/17, NOK (b) (d)	800	94
3.75%, 05/25/21, NOK (b) (d)	12,630	1,638
Peru Government International Bond
4.13%, 08/25/27	145	156
5.63%, 11/18/50	50	60
Philippine Government International Bond
9.88%, 01/15/19	20	23
Poland Government Bond
1.50%, 04/25/20, PLN	14,550	3,577
5.25%, 10/25/20, PLN	2,750	758
2.00%, 04/25/21, PLN	6,225	1,530
5.75%, 10/25/21 - 09/23/22, PLN	7,080	2,019
4.00%, 10/25/23, PLN	4,150	1,103
3.25%, 07/25/25, PLN	2,250	566
Poland Government International Bond
5.13%, 04/21/21	90	99
4.00%, 01/22/24	50	52
Province of Quebec, Canada
2.38%, 01/31/22	152	153
Republic of Argentina
21.20%, 09/19/18, ARS	200	14
Republic of Ghana
8.13%, 01/18/26	200	192
Republic of Honduras
8.75%, 12/16/20	200	227
Republic of Indonesia
4.75%, 01/08/26 (b) (d)	300	319
4.75%, 01/08/26	200	213
Republic of Lithuania
7.38%, 02/11/20	300	341
Russia Federal Bond
7.50%, 08/18/21, RUB	5,000	88
Russia Government Bond
7.00%, 01/25/23, RUB	2,000	34
Senegal Government International Bond
8.75%, 05/13/21 (b) (d)	200	227
Slovenia Government International Bond
5.50%, 10/26/22	600	674
5.85%, 05/10/23	325	373
South Africa Government Bond
7.75%, 02/28/23, ZAR	8,975	652
6.50%, 02/28/41, ZAR	6,700	353
Spain Government Bond
3.80%, 04/30/24, EUR (b) (d)	940	1,191
2.75%, 10/31/24, EUR (b) (d)	470	558
1.95%, 04/30/26, EUR (b) (d)	700	775
1.30%, 10/31/26, EUR (b) (d)	750	782
Sweden Government Bond
3.50%, 06/01/22, SEK	3,460	457
1.50%, 11/13/23, SEK	5,450	660
Thailand Government Bond
1.88%, 06/17/22, THB	16,600	476
3.85%, 12/12/25, THB	5,000	160
2.13%, 12/17/26, THB	7,000	194
Third Pakistan International Sukuk Co. Ltd.
5.50%, 10/13/21 (b) (d)	200	205
Turkey Government Bond
6.30%, 02/14/18, TRY	50	13
10.50%, 01/15/20, TRY	700	191
9.20%, 09/22/21, TRY	1,250	323
Turkey Government International Bond
6.25%, 09/26/22	225	240
United Kingdom Treasury Bond
1.00%, 09/07/17, GBP	770	969
1.75%, 09/07/22, GBP	700	935
3.25%, 01/22/44, GBP	300	494
Venezuela Government International Bond
12.75%, 08/23/22	5	3
8.25%, 10/13/24	10	4
9.25%, 09/15/27 - 05/07/28	55	25
11.95%, 08/05/31	10	5
9.38%, 01/13/34	5	2
	Shares/Par†	Value
Zambia Government International Bond
8.50%, 04/14/24 (b) (d)	200	206
		74,027
Treasury Inflation Indexed Securities 3.4%
Argentina Boncer Inflation Indexed Note
2.50%, 07/22/21, ARS (b) (l)	200	16
Deutsche Bundesrepublik Inflation Indexed Bond
0.10%, 04/15/23, EUR (m)	104	120
Japan Government CPI Indexed Bond
0.10%, 09/10/23 - 03/10/26, JPY (m)	572,423	5,394
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 - 11/15/40, MXN (m)	1,144	63
Nota Do Tesouro Nacional Inflation Indexed Note
6.00%, 05/15/55, BRL (l)	25	28
Republic of Turkey Inflation Indexed Note
2.00%, 09/18/24, TRY (m)	154	40
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 - 07/15/24 (m)	2,099	2,109
0.63%, 01/15/24 - 01/15/26 (m)	4,623	4,727
0.25%, 01/15/25 (m)	1,635	1,622
2.38%, 01/15/25 (m)	193	223
0.38%, 07/15/25 (m)	358	359
1.38%, 02/15/44 (m)	469	517
1.00%, 02/15/46 (m)	512	520
		15,738
U.S. Government Agency Obligations 0.0%
Overseas Private Investment Corp.
3.49%, 12/20/29	23	24
Tennessee Valley Authority
3.88%, 02/15/21	100	107
3.50%, 12/15/42	112	113
		244
U.S. Treasury Securities 6.4%
U.S. Treasury Bond
2.25%, 08/15/46	475	402
2.88%, 11/15/46	2,360	2,289
U.S. Treasury Note
0.75%, 08/15/19	1,400	1,380
1.63%, 06/30/19 - 06/30/20	3,174	3,191
1.50%, 10/31/19 - 05/31/20	2,000	2,001
1.25%, 01/31/20	1,117	1,110
1.13%, 01/31/19 - 02/28/21	8,425	8,295
1.38%, 05/31/20 - 01/31/21	3,360	3,334
2.13%, 08/15/21	200	202
1.75%, 09/30/19 - 05/15/22	1,250	1,252
2.50%, 05/15/24	700	712
2.00%, 08/31/21 - 08/15/25	2,250	2,237
2.00%, 11/15/26	2,850	2,753
2.25%, 02/15/27	825	814
		29,972
Total Government And Agency Obligations (cost $124,550)		121,468
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.8%
JNL Money Market Fund, 0.53% (n) (o)	17,955	17,955
Securities Lending Collateral 0.1%
Securities Lending Cash Collateral Fund LLC, 0.63% (n) (o)	241	241
Treasury Securities 0.0%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/19 - 07/01/20, BRL	250	62
Total Short Term Investments (cost $18,252)		18,258
Total Investments 99.6% (cost $433,543)		465,209
Other Derivative Instruments 0.0%		183
Other Assets and Liabilities, Net 0.4%		1,451
Total Net Assets 100.0%		$466,843

(a) Non-income producing security.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) All or portion of the security was on loan.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Security fair valued in good faith in accordance with the procedures approved by the

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) Convertible security.

(g) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Perpetual security.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Treasury inflation indexed note, par amount is adjusted for inflation.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Abu Dhabi National Energy Co., 3.63%, 01/12/23	06/12/15	$600	$606	0.1%
Argentina Republic Government International Bond, 7.50%, 04/22/26	04/19/16	200	213	0.1
ASAT Holdings Ltd.	12/30/09	1	—	—
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26	08/04/16	198	196	—
BAT International Finance Plc, 2.75%, 06/15/20	06/11/15	30	30	—
BAT International Finance Plc, 3.50%, 06/15/22	06/11/15	20	20	—
Belgium Government Bond, 1.00%, 06/22/26	01/22/16	1,622	1,593	0.3
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/12	208	205	0.1
CCR SA	10/20/09	2,743	3,548	0.8
Cequel Communications Escrow I LLC, 6.38%, 09/15/20	12/02/15	99	103	—
Comision Federal de Electricidad, 4.75%, 02/23/27	10/21/16	200	201	—
Communications Sales & Leasing Inc., 6.00%, 04/15/23	12/02/15	48	52	—
Core Industrial Trust, Series 2015-A-CALW REMIC, 3.04%, 02/10/22	04/02/15	82	82	—
Corporate Risk Holdings Corp.	09/10/15	—	—	—
Corporate Risk Holdings I Inc.	09/10/15	59	72	—
Credit Agricole SA, 4.38%, 03/17/25	03/10/15	199	199	—
Daimler Finance North America LLC, 2.25%, 03/02/20	02/24/15	250	250	0.1
Daimler Finance North America LLC, 2.00%, 07/06/21	06/30/16	200	195	—
DJO Finco LLC, 8.13%, 06/15/21	12/02/15	92	86	—
Dominican Republic International Bond, 6.88%, 01/29/26	06/29/16	109	110	—
EMD Finance LLC, 2.40%, 03/19/20	03/17/15	85	85	—
EMD Finance LLC, 2.95%, 03/19/22	04/01/15	10	10	—
EMD Finance LLC, 3.25%, 03/19/25	03/17/15	170	168	—
EQTY Mortgage Trust, Series 2014-A-INNS REMIC, 1.70%, 05/08/31	06/09/14	111	111	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	02/25/14	101	103	—
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22	12/02/15	97	115	—
Hellenic Republic Government Bond, 3.38%, 07/17/17	09/09/16	33	31	—
Hyundai Capital America Inc., 2.55%, 04/03/20	03/30/17	105	105	—
Indonesia Government International Bond, 3.70%, 01/08/22	12/02/16	200	204	—
Indonesia Government International Bond, 3.75%, 06/14/28	08/12/16	122	114	—
Italy Buoni Poliennali Del Tesoro, 4.75%, 08/01/23	01/06/15	426	384	0.1
Kinetic Concepts Inc., 12.50%, 11/01/21	10/11/16	198	221	0.1
Kingdom of Sweden, 1.13%, 10/21/19	10/14/16	249	247	0.1
Korea Housing Finance Corp., 2.50%, 11/15/20	11/13/15	249	250	0.1
Korea Housing Finance Corp., 2.00%, 10/11/21	10/05/16	299	289	0.1
Kuwait International Government Bond, 2.75%, 03/20/22	03/14/17	199	200	—
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34	06/11/15	200	213	0.1
Navios Maritime Acquisition Corp., 8.13%, 11/15/21	12/02/15	93	87	—
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/13	100	100	—
NGL Energy Partners LP, 6.13%, 03/01/25	02/17/17	10	10	—
Norway Government Bond, 4.25%, 05/19/17	01/06/12	135	94	—
Norway Government Bond, 3.75%, 05/25/21	10/01/15	1,706	1,638	0.4
NRG Energy Inc., 6.63%, 01/15/27	07/19/16	15	15	—
Republic of Indonesia, 4.75%, 01/08/26	12/02/15	299	319	0.1
Roche Holdings Inc., 3.35%, 09/30/24	02/20/15	207	205	0.1
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	09/19/16	10	10	—
Scentre Group Trust, 3.50%, 02/12/25	11/07/14	104	105	—
Schlumberger Holdings Corp., 4.00%, 12/21/25	12/11/15	120	125	—
Senegal Government International Bond, 8.75%, 05/13/21	10/30/15	212	227	0.1
Spain Government Bond, 3.80%, 04/30/24	09/08/16	1,194	1,191	0.3
Spain Government Bond, 2.75%, 10/31/24	06/13/14	558	558	0.1
Spain Government Bond, 1.95%, 04/30/26	01/15/16	766	775	0.2
Spain Government Bond, 1.30%, 10/31/26	07/19/16	828	782	0.2
Third Pakistan International Sukuk Co. Ltd., 5.50%, 10/13/21	10/06/16	200	205	0.1
Transocean Inc., 9.00%, 07/15/23	11/09/16	49	53	—
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/13	200	202	—
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20	10/15/12	203	181	—
WEA Finance LLC, 2.70%, 09/17/19	09/11/14	200	202	—
WEA Finance LLC, 3.25%, 10/05/20	09/29/15	399	407	0.1

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Zambia Government International Bond, 8.50%, 04/14/24	08/04/16	182	206	0.1
		$17,604	$18,308	3.9%

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
CHF/USD	JPM	04/12/17	CHF	9	$8	$—
CHF/PLN	JPM	04/12/17	PLN	(8,075)	(2,036)	(36)
EUR/USD	BNY	04/11/17	EUR	983	1,049	(1)
EUR/USD	BNY	04/11/17	EUR	211	226	1
EUR/USD	BOA	04/11/17	EUR	2,100	2,241	5
EUR/USD	JPM	04/11/17	EUR	2,864	3,056	13
EUR/USD	JPM	04/12/17	EUR	580	619	(6)
EUR/GBP	JPM	04/11/17	GBP	(450)	(564)	(14)
GBP/EUR	BOA	04/11/17	EUR	(2,450)	(2,614)	66
GBP/EUR	JPM	04/11/17	EUR	(450)	(480)	10
HUF/USD	BOA	04/03/17	HUF	72,900	252	(4)
JPY/AUD	UBS	04/11/17	AUD	(700)	(535)	6
JPY/EUR	BNY	04/11/17	EUR	(650)	(694)	19
JPY/USD	BOA	04/11/17	JPY	166,158	1,493	43
JPY/USD	CIT	04/11/17	JPY	114,614	1,030	30
JPY/USD	CSI	04/11/17	JPY	80,144	720	20
JPY/USD	JPM	04/11/17	JPY	109,862	987	27
JPY/USD	UBS	04/11/17	JPY	560,004	5,032	143
JPY/USD	JPM	04/12/17	JPY	220,894	1,984	53
MXN/USD	JPM	04/04/17	MXN	23,750	1,269	31
MXN/USD	JPM	04/12/17	MXN	23,750	1,267	19
NOK/EUR	UBS	04/11/17	EUR	(125)	(133)	(1)
NOK/USD	BOA	04/11/17	NOK	2,999	349	(1)
NOK/USD	CIT	04/11/17	NOK	4,285	499	(1)
NOK/USD	UBS	04/11/17	NOK	2,571	299	(1)
PLN/CHF	JPM	04/12/17	CHF	(2,011)	(2,009)	28
PLN/USD	UBS	04/11/17	PLN	1,049	264	3
SEK/EUR	CIT	04/11/17	EUR	(350)	(373)	—
SEK/EUR	CIT	04/12/17	EUR	(350)	(374)	(2)
SEK/USD	CSI	04/11/17	SEK	2,254	252	2
THB/USD	CIT	04/11/17	THB	17,500	509	11
USD/AUD	BOA	04/11/17	AUD	(675)	(516)	(9)
USD/AUD	UBS	04/11/17	AUD	(700)	(535)	(9)
USD/AUD	CIT	04/12/17	AUD	(1,000)	(764)	(7)
USD/EUR	BOA	04/11/17	EUR	(2,100)	(2,241)	2
USD/GBP	JPM	04/11/17	GBP	(100)	(125)	(1)
USD/HUF	BOA	04/03/17	HUF	(219,400)	(758)	(3)
USD/ILS	BOA	04/13/17	ILS	(1,836)	(507)	(9)
USD/JPY	JPM	04/12/17	JPY	(325,894)	(2,928)	(85)
USD/MXN	JPM	04/04/17	MXN	(23,750)	(1,269)	(75)
USD/MXN	JPM	04/11/17	MXN	(300)	(16)	(1)
USD/MXN	UBS	04/11/17	MXN	(4,145)	(221)	(5)
USD/MXN	JPM	04/12/17	MXN	(23,750)	(1,267)	(63)
USD/PLN	UBS	04/11/17	PLN	(1,049)	(264)	(7)
USD/THB	CIT	04/11/17	THB	(17,500)	(509)	(15)
USD/ZAR	BOA	04/11/17	ZAR	(2,900)	(216)	1
USD/ZAR	UBS	04/11/17	ZAR	(4,700)	(350)	6
					$1,107	$183

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Causeway International Value Select Fund
COMMON STOCKS 92.4%
Australia 1.1%
Westfield Corp.	1,339	$9,085
Canada 5.7%
Canadian Pacific Railway Ltd.	94	13,809
EnCana Corp.	1,421	16,653
Gildan Activewear Inc. (a)	354	9,552
Manulife Financial Corp.	515	9,130
		49,144
China 7.5%
Baidu.com - Class A - ADR (b)	95	16,303
China Merchants Holdings International Co. Ltd.	2,486	7,281
China Mobile Ltd.	2,173	23,892
CNOOC Ltd.	13,979	16,709
		64,185
France 9.6%
BNP Paribas SA	164	10,934
Engie SA	1,652	23,342
Sanofi SA	160	14,463
Schneider Electric SE	343	25,215
Total SA	164	8,266
		82,220
Germany 5.2%
BASF SE	213	21,106
Linde AG	38	6,361
SAP SE	176	17,304
		44,771
Italy 2.2%
Unicredit SpA	1,231	18,975
Japan 12.7%
Asahi Breweries Ltd.	189	7,141
East Japan Railway Co.	238	20,809
Hitachi Ltd.	3,469	18,836
Japan Airlines Co. Ltd.	575	18,269
KDDI Corp.	911	23,971
Komatsu Ltd.	478	12,507
Sumitomo Mitsui Financial Group Inc.	215	7,837
		109,370
Luxembourg 0.6%
ArcelorMittal (b)	672	5,625
Netherlands 7.6%
Akzo Nobel NV	371	30,743
ING Groep NV	410	6,195
Royal Dutch Shell Plc - Class B	1,022	28,092
		65,030
	Shares/Par†	Value
South Korea 4.3%
Samsung Electronics Co. Ltd.	8	14,092
SK Telecom Co. Ltd.	102	23,151
		37,243
Spain 1.3%
CaixaBank SA	2,598	11,172
Sweden 1.2%
Alfa Laval AB	538	10,140
Switzerland 13.6%
ABB Ltd.	1,109	25,946
Cie Financiere Richemont SA	275	21,770
Novartis AG	315	23,381
Roche Holding AG	90	23,015
UBS Group AG	380	6,080
Zurich Insurance Group AG	62	16,516
		116,708
United Kingdom 19.8%
AstraZeneca Plc	357	21,936
Aviva Plc	3,275	21,854
Barclays Plc	6,186	17,461
British American Tobacco Plc	392	26,010
Carnival Plc	280	16,022
Diageo Plc	333	9,528
GlaxoSmithKline Plc	666	13,841
Lloyds Banking Group Plc	20,418	16,981
SSE Plc	598	11,057
Vodafone Group Plc	6,028	15,708
		170,398
Total Common Stocks (cost $751,720)		794,066
PREFERRED STOCKS 4.2%
Germany 4.2%
Volkswagen AG	246	35,858
Total Preferred Stocks (cost $35,103)		35,858
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.8%
JNL Money Market Fund, 0.53% (c) (d)	24,142	24,142
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	295	295
Total Short Term Investments (cost $24,437)		24,437
Total Investments 99.5% (cost $811,260)		854,361
Other Assets and Liabilities, Net 0.5%		4,680
Total Net Assets 100.0%		$859,041

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/JPY	SSB	04/04/17	JPY	(17,771)	$(160)	$—
					$(160)	$—

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Crescent High Income Fund (a)
CORPORATE BONDS AND NOTES 79.9%
Consumer Discretionary 14.3%
Altice SA
7.75%, 05/15/22 (b)	2,500	$2,653
Argos Merger Sub Inc.
7.13%, 03/15/23 (b)	4,475	4,251
Asbury Automotive Group Inc.
6.00%, 12/15/24	3,500	3,614
Ashton Woods USA LLC
6.88%, 02/15/21 (c) (d)	1,500	1,500
Avon International Operations Inc.
7.88%, 08/15/22 (b)	775	818
Beazer Homes USA Inc.
7.25%, 02/01/23 (d)	1,750	1,807
6.75%, 03/15/25 (b)	450	452
Block Communications Inc.
6.88%, 02/15/25 (b)	1,475	1,564
Cablevision Systems Corp.
5.88%, 09/15/22	3,250	3,278
CalAtlantic Group Inc.
5.25%, 06/01/26	275	274
CCM Merger Inc.
6.00%, 03/15/22 (c) (d)	400	408
CEC Entertainment Inc.
8.00%, 02/15/22	500	521
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (b)	4,000	4,060
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20	1,750	1,765
CSC Holdings LLC
5.25%, 06/01/24	2,400	2,391
DISH DBS Corp.
5.13%, 05/01/20	5,250	5,473
EMI Music Publishing Group North America Holdings Inc.
7.63%, 06/15/24 (b)	550	600
Fiat Chrysler Automobiles NV
5.25%, 04/15/23 (e)	2,000	2,057
Guitar Center Inc.
6.50%, 04/15/19 (b)	1,575	1,323
iHeartCommunications Inc.
9.00%, 12/15/19	3,000	2,550
Intrepid Aviation Group Holdings LLC
6.88%, 02/15/19 (c) (d)	2,000	1,900
JC Penney Corp. Inc.
5.88%, 07/01/23 (b)	1,800	1,800
KB Home
4.75%, 05/15/19	1,800	1,849
Lamar Media Corp.
5.00%, 05/01/23	1,500	1,545
LIN Television Corp.
5.88%, 11/15/22	2,000	2,070
MGM Resorts International
7.75%, 03/15/22	900	1,038
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 (c) (d)	1,550	1,600
Nexteer Automotive Group Ltd.
5.88%, 11/15/21 (b)	2,600	2,697
Numericable Group SA
6.00%, 05/15/22 (b)	4,750	4,922
PNK Entertainment Inc.
5.63%, 05/01/24 (b)	4,000	4,055
Sabre GLBL Inc.
5.25%, 11/15/23 (b)	2,000	2,045
Scientific Games International Inc.
10.00%, 12/01/22	2,500	2,666
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (b)	750	789
Sinclair Television Group Inc.
5.63%, 08/01/24 (b)	2,350	2,379
Sirius XM Radio Inc.
5.75%, 08/01/21 (b)	1,250	1,299
6.00%, 07/15/24 (b)	2,250	2,413
	Shares/Par†	Value
Sonic Automotive Inc.
6.13%, 03/15/27 (c) (d)	175	175
Townsquare Media Inc.
6.50%, 04/01/23 (b)	649	648
Univision Communications Inc.
5.13%, 05/15/23 - 02/15/25 (b)	2,500	2,478
Viking Cruises Ltd.
8.50%, 10/15/22 (b)	1,000	1,038
6.25%, 05/15/25 (b)	1,000	955
VTR Finance BV
6.88%, 01/15/24 (b)	3,750	3,900
WideOpenWest Finance LLC
10.25%, 07/15/19	2,212	2,306
Wynn Las Vegas LLC
5.38%, 03/15/22	3,000	3,071
5.50%, 03/01/25 (b)	2,000	2,032
		93,029
Consumer Staples 3.8%
BI-LO LLC
8.63%, 09/15/18 (b) (f)	1,575	788
Chobani LLC
7.50%, 04/15/25	175	179
Cott Beverages Inc.
5.38%, 07/01/22	2,575	2,626
Cott Holdings Inc.
5.50%, 04/01/25 (b)	1,650	1,679
Dole Food Co. Inc.
7.25%, 05/01/19 - 06/15/25 (c) (d)	4,700	4,773
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (b)	1,825	1,857
NBTY Inc.
7.63%, 05/15/21 (b)	3,550	3,736
Post Holdings Inc.
6.00%, 12/15/22 (b)	4,000	4,210
Vector Group Ltd.
6.13%, 02/01/25 (b)	4,700	4,800
		24,648
Energy 14.0%
Antero Resources Corp.
5.13%, 12/01/22	4,000	4,052
Bristow Group Inc.
6.25%, 10/15/22	1,500	1,208
Calfrac Holdings LP
7.50%, 12/01/20 (b)	2,500	2,267
California Resources Corp.
8.00%, 12/15/22 (b)	2,550	2,078
Callon Petroleum Co.
6.13%, 10/01/24 (b)	675	702
Calumet Specialty Products Partners LP
6.50%, 04/15/21	1,500	1,269
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	2,000	2,072
6.25%, 04/15/23 (e)	700	702
Chesapeake Energy Corp.
6.63%, 08/15/20	2,225	2,222
8.00%, 12/15/22 (b) (e)	900	943
Concho Resources Inc.
5.50%, 04/01/23	3,450	3,560
CONSOL Energy Inc.
5.88%, 04/15/22	3,000	2,966
Continental Resources Inc.
5.00%, 09/15/22	2,300	2,323
3.80%, 06/01/24	1,050	979
Contura Energy Inc.
10.00%, 08/01/21 (c) (d)	1,500	1,617
Crestwood Midstream Partners LP
6.25%, 04/01/23 (g)	2,250	2,334
CSI Compressco LP
7.25%, 08/15/22 (d)	3,500	3,325
Denbury Resources Inc.
5.50%, 05/01/22	1,500	1,170
EP Energy LLC
9.38%, 05/01/20	2,050	1,932

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Exterran Partners LP
6.00%, 04/01/21	3,601	3,574
FTS International Inc.
8.63%, 06/15/20 (b) (h)	4,000	4,055
Genesis Energy LP
5.63%, 06/15/24	3,500	3,421
Jones Energy Holdings LLC
6.75%, 04/01/22	3,000	2,550
Laredo Petroleum Inc.
5.63%, 01/15/22	3,250	3,242
Lonestar Resources America Inc.
8.75%, 04/15/19 (b)	2,250	1,901
Murphy Oil USA Inc.
6.00%, 08/15/23	2,575	2,697
Nabors Industries Inc.
5.50%, 01/15/23 (b)	1,125	1,155
Oasis Petroleum Inc.
6.88%, 03/15/22 (e)	1,750	1,789
Parker Drilling Co.
6.75%, 07/15/22	1,000	890
Peabody Energy Corp.
0.00%, 11/15/18 (i) (j) (k)	3,150	2,016
Pioneer Energy Services Corp.
6.13%, 03/15/22	850	774
Rice Energy Inc.
6.25%, 05/01/22	2,000	2,060
RSP Permian Inc.
6.63%, 10/01/22	3,500	3,684
SM Energy Co.
6.75%, 09/15/26 (e)	1,500	1,508
Southwestern Energy Co.
5.80%, 01/23/20 (g)	2,300	2,322
Summit Midstream Holdings LLC
5.50%, 08/15/22	750	750
Sunoco LP
6.38%, 04/01/23	3,600	3,654
Teine Energy Ltd.
6.88%, 09/30/22 (b)	1,425	1,454
Transocean Inc.
6.50%, 11/15/20 (e)	1,500	1,515
8.13%, 12/15/21 (e) (l)	1,500	1,568
Unit Corp.
6.63%, 05/15/21	3,250	3,201
Weatherford International Ltd.
7.75%, 06/15/21	1,500	1,618
4.50%, 04/15/22 (e)	2,000	1,915
		91,034
Financials 8.7%
Ally Financial Inc.
5.75%, 11/20/25	1,500	1,536
Altice Financing SA
6.50%, 01/15/22 (b)	3,500	3,668
6.63%, 02/15/23 (b)	1,250	1,300
Commerzbank AG
8.13%, 09/19/23 (b)	1,500	1,758
Credit Acceptance Corp.
6.13%, 02/15/21	3,000	2,992
7.38%, 03/15/23	1,544	1,552
Dana Financing Luxembourg SARL
5.75%, 04/15/25 (c) (d)	875	883
Diamond 1 Finance Corp.
7.13%, 06/15/24 (b)	4,500	4,975
Grinding Media Inc.
7.38%, 12/15/23 (b)	2,500	2,625
Herc Spinoff Escrow Issuer LLC
7.50%, 06/01/22 (b)	1,800	1,912
7.75%, 06/01/24 (b) (e)	899	957
Horizon Pharma Financing Inc.
6.63%, 05/01/23 (e)	1,000	980
Icahn Enterprises LP
6.00%, 08/01/20	1,825	1,880
5.88%, 02/01/22	1,700	1,725
6.25%, 02/01/22 (b)	1,175	1,193
	Shares/Par†	Value
Nexstar Escrow Corp.
5.63%, 08/01/24 (b)	2,925	2,969
Nielsen Finance LLC
5.00%, 04/15/22 (b)	1,250	1,278
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (b)	1,000	1,045
7.25%, 12/15/21 (b)	2,500	2,619
Peabody Securities Finance Corp.
6.00%, 03/31/22 (b)	700	697
6.38%, 03/31/25 (b)	850	842
Provident Funding Associates LP
6.75%, 06/15/21 (b)	1,500	1,530
Royal Bank of Scotland Group Plc
6.00%, 12/19/23	1,050	1,110
5.13%, 05/28/24	2,050	2,073
SLM Corp.
5.50%, 01/15/19 - 01/25/23	5,500	5,577
Solera LLC
10.50%, 03/01/24 (b)	2,000	2,284
Springleaf Finance Corp.
5.25%, 12/15/19	3,000	3,026
Ziggo Bond Finance BV
6.00%, 01/15/27 (b)	2,050	2,040
		57,026
Health Care 6.2%
Community Health Systems Inc.
5.13%, 08/15/18	1,200	1,214
8.00%, 11/15/19 (e)	3,750	3,675
6.25%, 03/31/23	1,500	1,530
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	2,850	2,950
Endo Finance LLC
6.00%, 07/15/23 (b)	1,550	1,356
Endo Finance LLC & Endo Finco Inc.
5.38%, 01/15/23 (b)	450	388
HCA Inc.
6.50%, 02/15/20	2,500	2,733
5.00%, 03/15/24	1,050	1,100
5.38%, 02/01/25	3,300	3,432
Horizon Pharma Inc.
8.75%, 11/01/24 (c) (d)	250	260
Kindred Healthcare Inc.
6.38%, 04/15/22	1,750	1,632
Lifepoint Health Inc.
5.50%, 12/01/21	2,000	2,075
5.88%, 12/01/23	1,500	1,545
Mallinckrodt International Finance SA
5.75%, 08/01/22 (b) (e)	2,000	1,971
5.63%, 10/15/23 (b) (e)	1,000	950
MEDNAX Inc.
5.25%, 12/01/23 (b)	1,500	1,525
Tenet Healthcare Corp.
4.75%, 06/01/20	3,000	3,065
8.00%, 08/01/20	1,000	1,010
4.38%, 10/01/21	750	750
6.75%, 06/15/23 (e)	2,750	2,702
Universal Hospital Services Inc.
7.63%, 08/15/20	4,500	4,477
		40,340
Industrials 4.9%
Ahern Rentals Inc.
7.38%, 05/15/23 (b)	1,000	860
APX Group Inc.
8.75%, 12/01/20	3,750	3,881
Ashtead Capital Inc.
6.50%, 07/15/22	750	780
5.63%, 10/01/24 (b)	1,570	1,652
Bombardier Inc.
8.75%, 12/01/21 (b)	1,000	1,095
6.00%, 10/15/22 (b)	2,000	1,971
Brand Energy & Infrastructure Services Inc.
8.50%, 12/01/21 (b)	1,000	1,053
Fly Leasing Ltd.
6.38%, 10/15/21 (d) (e)	3,045	3,129

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Gibraltar Industries Inc.
6.25%, 02/01/21 (g)	3,850	3,965
Mobile Mini Inc.
5.88%, 07/01/24	1,925	1,997
Monitronics International Inc.
9.13%, 04/01/20	3,600	3,481
TransDigm Inc.
6.00%, 07/15/22	2,000	2,026
6.38%, 06/15/26	500	500
United Rentals North America Inc.
5.50%, 07/15/25	1,500	1,545
XPO Logistics Inc.
6.50%, 06/15/22 (b)	3,500	3,675
Zekelman Industries Inc.
9.88%, 06/15/23 (c) (d)	200	224
		31,834
Information Technology 3.8%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (e)	3,250	3,461
BMC Software Finance Inc.
8.13%, 07/15/21 (b)	3,000	3,022
First Data Corp.
7.00%, 12/01/23 (b)	6,000	6,435
Gartner Inc.
5.13%, 04/01/25 (b)	950	968
Infor Software Parent LLC
7.13%, 05/01/21 (b) (f)	4,000	4,090
Micron Technology Inc.
5.50%, 02/01/25	2,000	2,075
NXP BV
5.75%, 03/15/23	2,000	2,105
Open Text Corp.
5.88%, 06/01/26 (b)	2,350	2,462
		24,618
Materials 11.7%
AK Steel Corp.
8.38%, 04/01/22	4,000	4,155
Alcoa Nederland Holding BV
6.75%, 09/30/24 (b)	250	268
7.00%, 09/30/26 (b)	1,400	1,523
ARD Finance SA
7.13%, 09/15/23 (b) (f)	3,200	3,296
Building Materials Corp. of America
5.38%, 11/15/24 (b)	1,500	1,512
BWAY Holding Co.
9.13%, 08/15/21 (b)	2,550	2,789
Cemex SAB de CV
7.75%, 04/16/26 (b) (e)	1,500	1,688
CF Industries Holding Inc.
7.13%, 05/01/20	1,750	1,905
Chemours Co.
6.63%, 05/15/23	1,000	1,060
7.00%, 05/15/25 (e)	2,250	2,422
Consolidated Container Co. LLC
10.13%, 07/15/20 (c) (d)	1,250	1,288
Constellium NV
7.88%, 04/01/21 (b)	1,450	1,548
5.75%, 05/15/24 (b)	1,100	1,018
Coveris Holdings SA
7.88%, 11/01/19 (b)	2,475	2,438
First Quantum Minerals Ltd.
7.25%, 10/15/19 - 04/01/23 (b)	5,950	6,109
6.75%, 02/15/20 (b)	1,000	1,035
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (b)	3,000	3,103
Freeport-McMoRan Inc.
4.00%, 11/14/21	2,000	1,930
3.55%, 03/01/22	300	278
Hexion US Finance Corp.
6.63%, 04/15/20	3,500	3,211
HudBay Minerals Inc.
7.25%, 01/15/23 (b)	3,450	3,657
Huntsman International LLC
5.13%, 11/15/22	1,500	1,568
	Shares/Par†	Value
INEOS Group Holdings SA
5.63%, 08/01/24 (b) (e)	3,325	3,333
New Gold Inc.
6.25%, 11/15/22	3,500	3,509
Novelis Corp.
5.88%, 09/30/26 (b)	1,325	1,352
Perstorp Holding AB
8.50%, 06/30/21 (b)	1,325	1,395
Platform Specialty Products Corp.
10.38%, 05/01/21 (b)	2,750	3,059
6.50%, 02/01/22 (b) (e)	1,000	1,038
PQ Corp.
6.75%, 11/15/22 (b)	2,980	3,174
Reynolds Group Issuer Inc.
5.75%, 10/15/20	2,750	2,829
Teck Resources Ltd.
2.50%, 02/01/18	1,000	994
3.75%, 02/01/23	250	243
Tronox Finance LLC
6.38%, 08/15/20	3,100	3,112
United States Steel Corp.
8.38%, 07/01/21 (b)	2,250	2,497
7.50%, 03/15/22	1,750	1,818
		76,154
Real Estate 2.4%
Communications Sales & Leasing Inc.
8.25%, 10/15/23	2,000	2,110
CyrusOne LP
5.00%, 03/15/24 (b)	650	668
5.38%, 03/15/27 (b)	1,375	1,389
Equinix Inc.
5.75%, 01/01/25	1,050	1,110
5.88%, 01/15/26	1,500	1,596
Felcor Lodging LP
5.63%, 03/01/23	3,600	3,735
Iron Mountain Inc.
5.75%, 08/15/24	725	740
iStar Inc.
6.00%, 04/01/22	700	711
SBA Communications Corp.
4.88%, 07/15/22	3,750	3,806
		15,865
Telecommunication Services 9.0%
Avaya Inc.
0.00%, 04/01/19 (b) (e) (i) (j)	2,250	1,777
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,594
5.80%, 03/15/22	2,750	2,834
Frontier Communications Corp.
8.88%, 09/15/20	1,500	1,583
11.00%, 09/15/25	4,250	4,120
Hughes Satellite Systems Corp.
7.63%, 06/15/21	2,000	2,205
Intelsat Jackson Holdings Ltd.
7.25%, 10/15/20	1,750	1,595
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (b) (e)	1,000	1,060
Level 3 Financing Inc.
5.38%, 08/15/22 - 01/15/24	4,810	4,934
Sprint Corp.
7.25%, 09/15/21	8,000	8,638
7.13%, 06/15/24	4,100	4,377
Telecom Italia SpA
5.30%, 05/30/24 (b)	1,500	1,517
T-Mobile USA Inc.
6.54%, 04/28/20	2,500	2,550
6.00%, 03/01/23	5,600	5,980
5.13%, 04/15/25	1,075	1,113
6.50%, 01/15/26	500	548
Virgin Media Finance Plc
6.38%, 04/15/23 (b)	1,500	1,564
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (b)	2,500	2,537

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Wind Acquisition Finance SA
4.75%, 07/15/20 (b)	5,200	5,284
Windstream Corp.
7.75%, 10/15/20	2,500	2,531
		58,341
Utilities 1.1%
Calpine Corp.
5.38%, 01/15/23 (e)	1,500	1,519
Dynegy Inc.
6.75%, 11/01/19	3,000	3,082
NRG Energy Inc.
6.63%, 03/15/23	2,500	2,558
		7,159
Total Corporate Bonds And Notes (cost $507,877)		520,048
VARIABLE RATE SENIOR LOAN INTERESTS 14.4% (h)
Consumer Discretionary 3.9%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.25%, 02/15/24 (d)	3	3
Academy Ltd.
Term Loan B, 5.10%, 07/05/22	60	44
Term Loan B, 5.00%, 07/05/22 - 07/16/22	25	18
Term Loan B, 5.04%, 07/16/22	84	62
Acosta Holdco Inc.
Term Loan, 4.29%, 09/26/21	450	420
American Bath Group LLC
Term Loan B, 6.25%, 09/30/23	1,446	1,458
American Tire Distributors Holdings Inc.
Term Loan, 5.25%, 10/01/21	480	481
Bass Pro Group LLC
Term Loan B, 5.97%, 11/15/23 - 04/01/24	365	351
Caesars Entertainment Resort Properties LLC
Term Loan B, 0.00%, 10/11/20 (m)	242	244
California Pizza Kitchen Inc.
Term Loan, 7.00%, 12/31/22	1,990	1,983
Term Loan, 9.00%, 12/31/22	5	5
Camelot UK Holdco Ltd.
Term Loan B, 4.75%, 09/15/23	688	689
Casablanca US Holdings Inc.
1st Lien Term Loan, 0.00%, 02/16/24 (d) (m)	315	313
Dynacast International LLC
Term Loan, 0.00%, 01/17/22 (m)	150	150
Term Loan B, 4.50%, 01/28/22	694	695
Fort Dearborn Co.
1st Lien Term Loan, 5.00%, 09/29/23 - 10/06/23 (d)	534	536
1st Lien Term Loan, 7.00%, 10/19/23 (d)	1	1
Getty Images Inc.
Term Loan B, 0.00%, 10/03/19 (m)	190	166
Hudson's Bay Co.
Term Loan B, 4.25%, 09/30/20	450	431
iHeartCommunications Inc.
Term Loan D, 7.53%, 01/30/19	664	569
Img Worldwide Inc.
1st Lien Term Loan, 4.25%, 05/06/21	—	—
1st Lien Term Loan, 4.29%, 05/06/21	15	15
JC Penney Corp. Inc.
Term Loan B, 5.30%, 06/09/23	473	469
Jo-Ann Stores Inc.
Term Loan, 6.26%, 09/29/23	106	104
Learning Care Group (US) No. 2 Inc.
Term Loan, 5.00%, 05/05/21	10	10
Term Loan, 5.03%, 05/05/21	120	121
Term Loan, 5.06%, 05/05/21	360	363
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.28%, 04/20/23	448	450
Mister Car Wash Holdings Inc.
Term Loan B, 5.25%, 08/20/21	341	343
Delayed Draw Term Loan, 5.27%, 08/20/21	68	69
Neiman Marcus Group Inc.
Term Loan, 4.25%, 10/25/20	264	212
Numericable US LLC
Term Loan B-7, 5.29%, 01/08/24	981	982
NVA Holdings Inc.
1st Lien Term Loan B-2, 4.50%, 08/14/21	666	672
	Shares/Par†	Value
Packers Holdings LLC
Term Loan B, 4.80%, 12/02/21 (d)	1,117	1,126
Petco Animal Supplies Inc.
Term Loan B, 4.29%, 01/12/23	253	238
PetSmart Inc.
Term Loan B-2, 4.02%, 03/11/22	444	424
PlayPower Inc.
1st Lien Term Loan, 5.75%, 06/23/21 (d) (k)	1,740	1,740
Redbox Automated Retail LLC
Term Loan B, 8.50%, 09/26/21	1,313	1,311
Revlon Consumer Products Corp.
Term Loan B, 4.28%, 07/21/23	498	497
Scientific Games International Inc.
Term Loan B-3, 4.85%, 10/01/21	725	734
Term Loan B-3, 4.94%, 10/01/21	4	4
Serta Simmons Bedding LLC
1st Lien Term Loan, 4.54%, 10/21/23	86	86
SHO Holding I Corp.
Term Loan, 6.00%, 10/27/22 (d) (k)	1,346	1,340
Term Loan, 6.00%, 10/27/22 (d) (k)	146	145
Strategic Partners Inc.
Term Loan, 5.50%, 06/09/23 (d) (k)	728	734
Travelport Finance (Luxembourg) SARL
Term Loan B, 4.29%, 09/02/21	991	997
Tribune Media Co.
Term Loan, 3.78%, 12/27/20	15	15
Term Loan C, 3.78%, 01/20/24	183	184
USAGM HoldCo LLC
Incremental Delayed Draw Term Loan, 0.00%, 07/28/22 (m)	36	36
Term Loan, 4.75%, 07/28/22	294	295
Term Loan, 4.79%, 07/28/22	151	151
Incremental Delayed Draw Term Loan, 5.50%, 07/28/22	56	56
Incremental Term Loan, 5.50%, 07/28/22	468	470
Varsity Brands Inc.
1st Lien Term Loan, 5.00%, 12/10/21 - 12/11/21	713	722
1st Lien Term Loan, 7.00%, 12/11/21	9	9
VIP Cinema Holdings Inc.
Term Loan B, 7.00%, 03/01/23	500	504
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 4.29%, 03/19/21	491	493
1st Lien Term Loan, 4.25%, 05/06/21	1	1
2nd Lien Term Loan, 8.29%, 05/06/22	417	421
		25,162
Consumer Staples 0.8%
Amplify Snack Brands Inc.
Term Loan, 6.50%, 08/24/23	1,492	1,446
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.75%, 01/26/24	175	170
PFS Holding Corp.
1st Lien Term Loan, 4.50%, 01/31/21	992	971
2nd Lien Term Loan, 8.25%, 01/31/22	751	693
Shearer's Foods Inc.
1st Lien Term Loan, 4.94%, 06/30/21 (d)	244	245
Vistage Worldwide Inc.
Term Loan B, 6.50%, 08/13/21 (d)	1,440	1,444
		4,969
Energy 0.3%
Chesapeake Energy Corp.
Term Loan, 8.55%, 08/16/21	181	193
Chief Exploration & Development LLC
2nd Lien Term Loan, 7.93%, 05/12/21	704	685
Emerald Performance Materials LLC
2nd Lien Term Loan, 8.75%, 07/23/22	304	303
MEG Energy Corp.
Term Loan B, 4.54%, 12/31/23	141	141
Peabody Energy Corp.
Term Loan, 0.00%, 02/08/22 (m)	110	110
TPF II Power LLC
Term Loan B, 5.00%, 09/26/21	561	563
		1,995

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Financials 1.6%
Acrisure LLC
Term Loan B, 5.75%, 11/03/23	450	457
Ascensus Inc.
Term Loan, 5.00%, 12/05/22	682	686
AssuredPartners Inc.
Term Loan B, 0.00%, 10/21/22 (m)	450	453
Asurion LLC
2nd Lien Term Loan, 8.50%, 03/03/21	500	506
Term Loan B-4, 4.25%, 08/04/22	417	419
Capital Automotive LP
2nd Lien Term Loan, 7.00%, 03/21/25	325	328
Cision US Inc.
Term Loan B, 7.00%, 05/31/23	597	599
DTZ US Borrower LLC
1st Lien Term Loan, 4.25%, 11/04/21	42	43
1st Lien Term Loan, 4.29%, 11/04/21	259	260
1st Lien Term Loan, 4.30%, 11/04/21	576	579
Edelman Financial Group
Term Loan B, 6.51%, 12/19/22	992	994
GK Holdings Inc.
1st Lien Term Loan, 7.00%, 01/29/21 (d) (k)	1,496	1,481
Higginbotham & Associates LLC
1st Lien Term Loan, 6.00%, 11/30/21 (d) (k)	1,493	1,497
IStar Inc.
Term Loan B, 4.75%, 06/30/20	935	943
Nielsen Finance LLC
Term Loan B-3, 3.35%, 09/28/23	454	456
Resolute Investment Managers Inc.
1st Lien Term Loan, 0.00%, 04/30/22 (m)	100	100
Zest Holdings LLC
Term Loan, 5.75%, 08/16/20 (d)	613	616
		10,417
Health Care 1.9%
ADMI Corp.
Term Loan B, 4.75%, 04/29/22	149	150
Term Loan B, 4.79%, 04/29/22	710	717
Affordable Care Holding Corp.
1st Lien Term Loan, 5.75%, 10/24/22 (k)	448	448
Amneal Pharmaceuticals LLC
Term Loan, 4.65%, 11/01/19	441	442
Term Loan, 6.50%, 11/01/19	—	—
ATI Holdings Acquisition Inc.
Term Loan, 5.51%, 05/10/23	842	850
BioClinica Inc.
1st Lien Term Loan, 5.25%, 10/06/23	977	985
CHG Healthcare Services Inc.
Term Loan B, 4.75%, 05/26/23 - 06/07/23	938	948
Curo Health Services Holdings Inc.
1st Lien Term Loan, 5.75%, 02/03/22	3	3
1st Lien Term Loan, 5.79%, 02/07/22	990	994
DJO Finance LLC
Term Loan, 4.25%, 06/07/20 - 06/27/20	459	443
ExamWorks Group Inc.
Term Loan, 4.25%, 07/27/23	702	705
inVentiv Health Inc.
Term Loan B, 4.80%, 09/29/23	691	692
MPH Acquisition Holdings LLC
Term Loan B, 5.00%, 06/07/23	1,054	1,066
NMSC Holdings Inc.
1st Lien Term Loan, 6.00%, 04/11/23 (d)	713	711
Press Ganey Holdings Inc.
1st Lien Term Loan, 4.25%, 09/29/23	448	449
Professional Physical Therapy
Term Loan, 7.00%, 12/16/22 (d) (k)	1,496	1,493
Prospect Medical Holdings Inc.
Term Loan, 7.13%, 06/01/20 (d) (k)	647	656
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.20%, 02/13/19	206	207
Term Loan B, 5.57%, 03/13/22	404	405
		12,364
Industrials 1.5%
BE Aerospace Inc.
Term Loan B, 4.00%, 12/16/21	150	150
	Shares/Par†	Value
Term Loan B, 4.04%, 12/16/21	150	150
Term Loan B, 4.06%, 12/16/21	150	150
Brand Energy & Infrastructure Services Inc.
Term Loan B, 4.76%, 11/21/20 - 11/26/20	971	973
Term Loan B, 4.79%, 11/26/20	555	556
Brickman Group Ltd. LLC
2nd Lien Term Loan, 7.50%, 12/15/21	492	494
2nd Lien Term Loan, 7.52%, 12/17/21	133	134
Cortes NP Acquisition Corp.
Term Loan B, 6.00%, 09/29/23	181	183
Term Loan B, 6.04%, 10/03/23	623	629
Doosan Infracore International Inc.
Term Loan B, 4.50%, 05/13/21	454	459
Emerald Expositions Holding Inc.
Term Loan B, 4.75%, 06/17/20	591	594
Engility Corp.
Term Loan B-2, 4.75%, 08/12/23	857	861
Mueller Water Products Inc.
Term Loan B, 4.03%, 11/25/21	344	347
Term Loan B, 4.25%, 11/25/21	152	152
Munters Corp.
Term Loan, 6.25%, 04/23/21	264	264
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.25%, 05/02/22	932	940
Road Infrastructure Investment LLC
1st Lien Term Loan, 4.50%, 06/13/23	968	974
1st Lien Term Loan, 6.50%, 06/13/23	1	1
SRP Cos. Inc.
Delayed Draw Term Loan, 0.00%, 09/13/23 (k) (m)	217	215
Delayed Draw Term Loan, 7.61%, 09/13/23 (d) (k)	64	64
Term Loan, 7.61%, 09/22/23 (d) (k)	1,315	1,302
USIC Holdings Inc.
1st Lien Term Loan, 6.75%, 12/02/23	516	518
		10,110
Information Technology 2.1%
Avast Software BV
Term Loan B, 5.00%, 08/03/22	831	838
Birch Communications Inc.
Term Loan, 8.25%, 07/17/20	490	431
Compuware Corp.
Term Loan B-3, 5.25%, 12/15/21	895	896
CPI Acquisition Inc.
Term Loan B, 5.83%, 08/17/22	385	358
Epicor Software Corp.
1st Lien Term Loan, 4.75%, 06/01/22	592	593
IG Investment Holdings LLC
Term Loan B, 6.00%, 10/31/21	1,097	1,105
Magic Newco LLC
1st Lien Term Loan, 5.00%, 12/01/18	1,237	1,241
Mediaocean LLC
1st Lien Term Loan, 5.25%, 08/04/22	229	231
Netsmart Technologies Inc.
Term Loan C-1, 5.50%, 04/19/23	598	601
NeuStar Inc.
Term Loan B-2, 0.00%, 02/28/24 (m)	200	202
Omnitracs Inc.
1st Lien Term Loan, 4.75%, 11/25/20	453	457
Openlink International Intermediate Inc.
Term Loan, 7.75%, 07/29/19	288	288
Rentpath Inc.
1st Lien Term Loan, 6.25%, 12/17/21	1,490	1,463
Riverbed Technology Inc.
Term Loan, 4.25%, 04/22/22	991	988
RSC Acquisition Inc.
Term Loan, 6.25%, 11/30/22 (d) (k)	992	978
SMS Systems Maintenance Services Inc.
1st Lien Term Loan, 6.00%, 11/01/23	583	585
Sophia LP
Term Loan B, 4.25%, 09/30/22	651	650
Vencore Inc.
1st Lien Term Loan, 5.75%, 11/23/19	588	594
2nd Lien Term Loan, 9.75%, 05/23/20	350	352

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
WEX Inc.
Term Loan B, 4.28%, 06/16/23	617	624
		13,475
Materials 1.8%
Anchor Glass Container Corp.
1st Lien Term Loan, 4.25%, 11/22/23	653	657
2nd Lien Term Loan, 8.75%, 11/22/24	214	217
ASP Chromaflo Dutch I BV
Term Loan B-2, 5.00%, 11/03/23	402	403
ASP Chromaflo Intermediate Holdings Inc.
Term Loan B-1, 5.00%, 11/03/23	309	310
Avantor Performance Materials Holdings LLC
Delayed Draw Term Loan, 0.00%, 07/07/17 (m)	7	7
1st Lien Term Loan, 0.00%, 03/09/24 (m)	7	7
1st Lien Term Loan, 5.00%, 03/09/24	163	164
Berlin Packaging LLC
1st Lien Term Loan, 4.50%, 09/24/21	741	744
2nd Lien Term Loan, 7.75%, 09/30/22	150	151
Berry Plastics Group Inc.
Term Loan J, 3.28%, 10/05/22	70	70
BWAY Holding Co.
Term Loan B, 0.00%, 04/03/24 (m)	270	269
CPG International Inc.
Term Loan, 4.75%, 09/30/20	881	882
Emerald Performance Materials LLC
1st Lien Term Loan, 4.50%, 07/23/21 (d)	495	499
Flex Acquisition Co. Inc.
1st Lien Term Loan, 4.25%, 12/15/23	459	461
Global Brass & Copper Inc.
Term Loan B, 5.25%, 06/29/23 (d) (k)	491	497
GYP Holdings III Corp.
1st Lien Term Loan, 4.54%, 04/01/21	706	709
IBC Capital Ltd.
1st Lien Term Loan, 4.87%, 08/04/21	743	727
MacDermid Inc.
Term Loan B-5, 4.50%, 06/07/20	293	296
Term Loan, 5.00%, 10/13/23	148	149
Plaze Inc.
Term Loan B, 4.50%, 07/21/22	193	194
Term Loan B, 4.63%, 07/21/22	97	97
PQ Corp.
Term Loan, 5.29%, 11/04/22	897	907
Pro Mach Group Inc.
1st Lien Term Loan B, 4.75%, 10/22/21	868	868
Quikrete Holdings Inc.
1st Lien Term Loan, 4.02%, 11/03/23	588	593
Royal Holdings Inc.
Term Loan B, 4.25%, 06/20/22	462	467
Solenis International LP
1st Lien Term Loan, 4.25%, 07/31/21	1	1
1st Lien Term Loan, 4.30%, 07/02/21 - 07/31/21	420	421
2nd Lien Term Loan, 7.80%, 07/02/22	590	582
Tank Holding Corp.
Term Loan, 5.25%, 07/06/19	241	240
		11,589
Real Estate 0.1%
Americold Realty Operating Partnership LP
Term Loan B, 4.75%, 12/01/22	843	851
	Shares/Par†	Value
Telecommunication Services 0.2%
Triple Point Technology Inc.
1st Lien Term Loan, 5.25%, 07/10/20	1,118	1,040
Vestcom Parent Holdings Inc.
1st Lien Term Loan, 5.25%, 12/16/23	454	456
		1,496
Utilities 0.2%
Essential Power LLC
Term Loan B, 4.75%, 08/07/19	445	447
Helix Gen Funding LLC
Term Loan B, 0.00%, 03/02/24 (d) (m)	449	455
PowerTeam Services LLC
1st Lien Term Loan, 4.25%, 05/06/20	446	445
		1,347
Total Variable Rate Senior Loan Interests (cost $93,493)		93,775
SHORT TERM INVESTMENTS 7.1%
Investment Companies 2.1%
JNL Money Market Fund, 0.53% (n) (o)	13,794	13,794
Securities Lending Collateral 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (o)	32,066	32,066
Total Short Term Investments (cost $45,860)		45,860
Total Investments 101.4% (cost $647,230)		659,683
Other Assets and Liabilities, Net (1.4)%		(9,078)
Total Net Assets 100.0%		$650,605

(a) The Fund had an unfunded commitment at March 31, 2017. See Unfunded Commitments in the Notes to Schedules of Investments.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $209,589 and 32.2%, respectively.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) All or portion of the security was on loan.

(f) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(h) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(i) Non-income producing security.

(j) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(k) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Ashton Woods USA LLC, 6.88%, 02/15/21	02/28/17	$1,504	$1,500	0.2%
CCM Merger Inc., 6.00%, 03/15/22	03/09/17	400	408	0.1
Consolidated Container Co. LLC, 10.13%, 07/15/20	08/29/16	1,270	1,288	0.2
Contura Energy Inc., 10.00%, 08/01/21	10/03/16	1,580	1,617	0.3
Dana Financing Luxembourg SARL, 5.75%, 04/15/25	03/22/17	875	883	0.1
Dole Food Co. Inc., 7.25%, 05/01/19	08/08/16	4,067	4,100	0.6

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Dole Food Co. Inc., 7.25%, 06/15/25	03/24/17	675	673	0.1
Horizon Pharma Inc., 8.75%, 11/01/24	03/21/17	262	260	—
Intrepid Aviation Group Holdings LLC, 6.88%, 02/15/19	07/21/16	1,867	1,900	0.3
Midas Intermediate Holdco II LLC, 7.88%, 10/01/22	08/12/16	1,560	1,600	0.3
Sonic Automotive Inc., 6.13%, 03/15/27	03/08/17	175	175	—
Zekelman Industries Inc., 9.88%, 06/15/23	01/04/17	223	224	—
		$14,458	$14,628	2.2%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.5%
Consumer Discretionary 16.2%
1-800-Flowers.com Inc. - Class A (a)	4	$36
Aaron's Inc.	8	224
Abercrombie & Fitch Co. - Class A (b)	5	66
Adient Plc	4	307
Advance Auto Parts Inc.	5	686
AH Belo Corp. - Class A	3	17
Amazon.com Inc. (a)	18	15,568
AMC Entertainment Holdings Inc. - Class A	6	199
AMC Networks Inc. - Class A (a)	5	301
American Axle & Manufacturing Holdings Inc. (a)	10	196
American Eagle Outfitters Inc.	23	320
American Outdoor Brands Corp. (a) (b)	6	126
American Public Education Inc. (a)	2	43
America's Car-Mart Inc. (a) (b)	1	35
ARAMARK Corp.	17	609
Asbury Automotive Group Inc. (a)	3	186
Ascena Retail Group Inc. (a)	17	72
Ascent Capital Group Inc. - Class A (a)	1	20
Autoliv Inc. (b)	7	761
AutoNation Inc. (a)	13	531
AutoZone Inc. (a)	1	578
Barnes & Noble Education Inc. (a)	6	60
Barnes & Noble Inc.	6	55
Bassett Furniture Industries Inc.	—	13
Bed Bath & Beyond Inc.	17	676
Belmond Ltd. - Class A (a)	11	129
Best Buy Co. Inc.	32	1,555
Big 5 Sporting Goods Corp.	2	36
Big Lots Inc.	6	313
Biglari Holdings Inc. (a)	—	48
BJ's Restaurants Inc. (a)	3	104
Bloomin' Brands Inc.	14	274
Bob Evans Farms Inc.	2	151
Bojangles' Inc. (a)	3	64
BorgWarner Inc.	17	706
Bravo Brio Restaurant Group Inc. (a)	1	5
Bridgepoint Education Inc. (a)	4	47
Bright Horizons Family Solutions Inc. (a)	7	525
Brinker International Inc.	5	220
Brunswick Corp.	9	558
Buckle Inc. (b)	1	25
Buffalo Wild Wings Inc. (a)	3	437
Build-A-Bear Workshop Inc. (a)	2	18
Burlington Stores Inc. (a)	4	427
Cabela's Inc. (a)	7	385
Cable One Inc.	1	420
CalAtlantic Group Inc.	12	439
Caleres Inc.	5	127
Callaway Golf Co.	8	84
Cambium Learning Group Inc. (a)	3	15
Capella Education Co.	1	115
Career Education Corp. (a)	9	79
Carmax Inc. (a)	15	904
Carnival Plc	10	584
Carriage Services Inc.	2	57
Carrol's Restaurant Group Inc. (a)	5	72
Carter's Inc.	7	601
Cato Corp. - Class A	2	51
Cavco Industries Inc. (a)	1	82
CBS Corp. - Class A	—	14
CBS Corp. - Class B	17	1,156
Century Communities Inc. (a)	2	46
Charles & Colvard Ltd. (a)	2	2
Charter Communications Inc. - Class A (a)	9	2,815
Cheesecake Factory Inc.	6	352
Cherokee Inc. (a)	1	6
Chico's FAS Inc.	23	324
Childrens Place Retail Stores Inc.	2	263
Chipotle Mexican Grill Inc. (a)	1	357
Choice Hotels International Inc.	6	347
Christopher & Banks Corp. (a)	6	9
	Shares/Par†	Value
Churchill Downs Inc.	—	48
Chuy's Holdings Inc. (a)	2	55
Cinemark Holdings Inc.	14	625
Citi Trends Inc.	2	31
Clear Channel Outdoor Holdings Inc. - Class A	5	31
ClubCorp Holdings Inc.	8	134
Coach Inc.	15	604
Collectors Universe Inc.	—	8
Columbia Sportswear Co.	6	379
Comcast Corp. - Class A	232	8,703
Conn's Inc. (a) (b)	2	21
Container Store Group Inc. (a) (b)	3	12
Cooper Tire & Rubber Co.	6	271
Cooper-Standard Holding Inc. (a)	3	335
Core-Mark Holding Co. Inc.	4	117
Cracker Barrel Old Country Store Inc. (b)	3	532
Crocs Inc. (a)	4	27
CSS Industries Inc.	—	10
CST Brands Inc.	8	401
Culp Inc.	2	47
D.R. Horton Inc.	22	744
Dana Holding Corp.	21	409
Darden Restaurants Inc.	7	591
Dave & Buster's Entertainment Inc. (a)	7	407
Deckers Outdoor Corp. (a)	3	177
Del Frisco's Restaurant Group Inc. (a)	3	51
Del Taco Restaurants Inc. (a)	3	39
Delphi Automotive Plc	11	867
Denny's Corp. (a)	8	96
Destination Maternity Corp. (a)	1	4
Destination XL Group Inc. (a)	3	8
DeVry Education Group Inc.	7	243
Dick's Sporting Goods Inc.	10	464
Dillard's Inc. - Class A	4	195
DineEquity Inc.	2	116
Discovery Communications Inc. - Class A (a)	16	464
Discovery Communications Inc. - Class C (a)	24	693
DISH Network Corp. - Class A (a)	9	596
Dixie Group Inc. - Class A (a)	—	1
Dollar General Corp.	13	927
Dollar Tree Inc. (a)	12	961
Domino's Pizza Inc.	2	405
Dorman Products Inc. (a)	3	272
DSW Inc. - Class A	8	156
Dunkin' Brands Group Inc.	9	497
El Pollo Loco Holdings Inc. (a) (b)	2	20
Eldorado Resorts Inc. (a) (b)	1	17
Entercom Communications Corp. - Class A (b)	4	52
Entravision Communications Corp. - Class A	6	34
Escalade Inc.	1	12
Ethan Allen Interiors Inc.	2	73
Etsy Inc. (a)	6	64
EW Scripps Co. - Class A (a)	8	182
Expedia Inc.	4	564
Express Inc. (a)	8	71
Famous Dave's Of America Inc. (a) (b)	1	2
Fiesta Restaurant Group Inc. (a)	3	69
Finish Line Inc. - Class A	4	58
Five Below Inc. (a) (b)	4	159
Flexsteel Industries Inc.	1	37
Foot Locker Inc.	8	613
Ford Motor Co.	196	2,283
Fossil Group Inc. (a) (b)	5	91
Fox Factory Holding Corp. (a)	4	109
Francesca's Holdings Corp. (a)	6	94
Fred's Inc. - Class A (b)	4	50
FTD Cos. Inc. (a)	3	60
GameStop Corp. - Class A	12	270
Gannett Co. Inc.	10	84
Gap Inc.	25	610
Garmin Ltd.	11	548
General Motors Co.	69	2,424
Genesco Inc. (a)	2	105
Gentex Corp.	26	547
Gentherm Inc. (a)	4	146

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Genuine Parts Co.	9	841
G-III Apparel Group Ltd. (a)	4	89
Global Eagle Entertainment Inc. (a)	6	19
GNC Holdings Inc. - Class A (b)	9	67
Goodyear Tire & Rubber Co.	27	974
GoPro Inc. - Class A (a) (b)	8	69
Graham Holdings Co.	1	311
Grand Canyon Education Inc. (a)	6	400
Gray Television Inc. (a)	6	84
Green Brick Partners Inc. (a) (b)	1	6
Group 1 Automotive Inc.	2	164
Guess Inc.	7	80
H&R Block Inc.	20	469
Habit Restaurants Inc. - Class A (a) (b)	1	22
HanesBrands Inc.	15	302
Harley-Davidson Inc.	13	785
Harte-Hanks Inc. (a)	4	6
Hasbro Inc.	6	553
Haverty Furniture Cos. Inc.	2	38
Helen of Troy Ltd. (a)	3	264
Hibbett Sports Inc. (a) (b)	2	55
Hilton Grand Vacations Inc. (a)	5	137
Hilton Worldwide Holdings Inc.	14	810
Home Depot Inc.	51	7,475
Hooker Furniture Corp.	1	42
Horizon Global Corp. (a)	2	25
Houghton Mifflin Harcourt Co. (a)	8	79
Hovnanian Enterprises Inc. - Class A (a) (b)	7	16
HSN Inc.	4	137
Hyatt Hotels Corp. - Class A (a)	2	122
Iconix Brand Group Inc. (a)	6	43
ILG Inc.	11	221
IMAX Corp. (a)	2	76
Installed Building Products Inc. (a)	3	144
International Game Technology Plc	17	400
Interpublic Group of Cos. Inc.	23	567
Intrawest Resorts Holdings Inc. (a)	5	117
iRobot Corp. (a)	2	123
Isle of Capri Casinos Inc. (a)	3	84
J Alexander's Holdings Inc. (a)	—	2
J.C. Penney Co. Inc. (a) (b)	39	239
Jack in the Box Inc.	3	300
Jamba Inc. (a) (b)	1	5
John Wiley & Sons Inc. - Class A	6	297
John Wiley & Sons Inc. - Class B	—	5
Johnson Outdoors Inc. - Class A	1	35
K12 Inc. (a)	5	87
Kate Spade & Co. (a)	9	210
KB Home (b)	3	70
Kirkland's Inc. (a)	1	19
Kohl's Corp.	18	735
Kona Grill Inc. (a) (b)	1	6
La Quinta Holdings Inc. (a)	11	153
Lakeland Industries Inc. (a) (b)	—	1
Lands' End Inc. (a) (b)	1	32
Las Vegas Sands Corp.	19	1,072
La-Z-Boy Inc.	5	136
LCI Industries	3	288
Lear Corp.	9	1,205
Leggett & Platt Inc.	6	315
Lennar Corp. - Class A	12	604
Lennar Corp. - Class B	1	25
LGI Homes Inc. (a) (b)	—	5
Libbey Inc.	2	34
Liberty Braves Group - Class A (a)	—	9
Liberty Braves Group - Class C (a)	1	16
Liberty Broadband Corp. - Class A (a)	1	103
Liberty Broadband Corp. - Class C (a)	6	550
Liberty Expedia Holdings Inc. - Class A (a)	3	153
Liberty Interactive Corp. QVC Group - Class A (a)	24	488
Liberty Media Group - Class A (a)	1	29
Liberty Media Group - Class C (a)	2	58
Liberty SiriusXM Group - Class A (a)	4	140
Liberty SiriusXM Group - Class C (a)	7	263
Liberty Tax Inc. - Class A	1	13
	Shares/Par†	Value
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	103
Liberty Ventures - Class A (a)	5	224
Lifetime Brands Inc.	1	22
Limited Brands Inc.	6	271
Lindblad Expeditions Holdings Inc. (a)	3	26
Lions Gate Entertainment Corp. - Class A (b)	7	174
Lions Gate Entertainment Corp. - Class B (a)	7	171
Lithia Motors Inc. - Class A	3	249
Live Nation Inc. (a)	21	625
LKQ Corp. (a)	24	714
Lowe's Cos. Inc.	34	2,758
Luby's Inc. (a)	1	4
Lululemon Athletica Inc. (a)	6	287
Lumber Liquidators Holdings Inc. (a) (b)	1	21
M/I Homes Inc. (a)	2	54
Macy's Inc.	37	1,111
Madison Square Garden Co. - Class A (a)	2	329
Malibu Boats Inc. - Class A (a)	2	36
Marcus Corp.	2	71
Marine Products Corp.	2	19
MarineMax Inc. (a)	3	61
Marriott International Inc. - Class A	10	898
Marriott Vacations Worldwide Corp.	3	291
Mattel Inc.	13	331
McClatchy Co. - Class A (a)	1	6
McDonald's Corp.	30	3,916
MDC Holdings Inc.	5	155
Meredith Corp.	5	298
Meritage Homes Corp. (a)	4	165
MGM Resorts International	45	1,221
Michael Kors Holdings Ltd. (a)	11	409
Michaels Cos. Inc. (a)	17	381
Modine Manufacturing Co. (a)	4	54
Mohawk Industries Inc. (a)	6	1,452
Monarch Casino & Resort Inc. (a)	1	21
Monro Muffler Brake Inc.	3	146
Motorcar Parts of America Inc. (a)	2	60
Movado Group Inc.	1	27
MSG Networks Inc. - Class A (a)	6	134
Murphy USA Inc. (a)	5	359
NACCO Industries Inc. - Class A	—	35
Nathan's Famous Inc. (a)	1	38
National CineMedia Inc.	5	69
Nautilus Inc. (a)	3	62
Netflix Inc. (a)	6	855
New Home Co. Inc. (a)	1	9
New Media Investment Group Inc.	2	25
New York & Co. Inc. (a)	5	10
New York Times Co. - Class A	14	207
Newell Brands Inc.	8	366
News Corp. - Class A	16	208
News Corp. - Class B	7	100
Nexstar Broadcasting Group Inc. - Class A	5	360
Nike Inc. - Class B	47	2,632
Nordstrom Inc. (b)	10	487
Norwegian Cruise Line Holdings Ltd. (a)	19	951
NutriSystem Inc.	3	142
NVR Inc. (a)	—	337
Office Depot Inc.	48	225
Ollie's Bargain Outlet Holdings Inc. (a)	6	192
Omnicom Group Inc.	10	906
O'Reilly Automotive Inc. (a)	4	1,127
Overstock.com Inc. (a)	2	30
Oxford Industries Inc.	2	114
Panera Bread Co. - Class A (a)	2	442
Papa John's International Inc.	4	284
Party City Holdco Inc. (a) (b)	9	132
Penn National Gaming Inc. (a)	4	72
Penske Auto Group Inc.	10	478
Perry Ellis International Inc. (a)	1	26
PetMed Express Inc. (b)	2	46
Pier 1 Imports Inc.	9	65
Pinnacle Entertainment Inc. (a)	3	61
Planet Fitness Inc. - Class A	5	99
Polaris Industries Inc. (b)	9	722

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Pool Corp.	4	419
Potbelly Corp. (a)	2	29
Priceline Group Inc. (a)	2	2,805
Pulte Homes Inc.	20	478
PVH Corp.	5	512
Ralph Lauren Corp. - Class A	3	269
RCI Hospitality Holdings Inc.	1	14
Reading International Inc. - Class A (a)	2	28
Red Lion Hotels Corp. (a)	2	15
Red Robin Gourmet Burgers Inc. (a)	1	86
Regal Entertainment Group - Class A	13	292
Regis Corp. (a)	4	47
Rent-A-Center Inc. (b)	6	49
RH (a) (b)	3	132
Rocky Brands Inc.	1	7
Ross Stores Inc.	17	1,139
Royal Caribbean Cruises Ltd.	17	1,659
Ruby Tuesday Inc. (a)	5	14
Ruth's Hospitality Group Inc.	5	95
Sally Beauty Holdings Inc. (a)	12	255
Scholastic Corp.	3	149
Scientific Games Corp. - Class A (a)	8	191
Scripps Networks Interactive Inc. - Class A	7	520
Sears Hometown and Outlet Stores Inc. (a) (b)	—	2
SeaWorld Entertainment Inc.	10	189
Select Comfort Corp. (a)	5	130
Sequential Brands Group Inc. (a) (b)	3	11
Service Corp. International	25	771
ServiceMaster Global Holdings Inc. (a)	10	409
Shake Shack Inc. - Class A (a) (b)	—	13
Shiloh Industries Inc. (a)	1	11
Shoe Carnival Inc.	2	43
Shutterfly Inc. (a)	3	155
Signet Jewelers Ltd.	7	499
Sinclair Broadcast Group Inc. - Class A (b)	9	360
Sirius XM Holdings Inc. (b)	62	320
Six Flags Entertainment Corp.	9	526
Skechers U.S.A. Inc. - Class A (a)	16	431
Sonic Automotive Inc. - Class A	4	87
Sonic Corp.	4	110
Sotheby's (a)	5	237
Spartan Motors Inc.	4	33
Speedway Motorsports Inc.	3	58
Sportsman's Warehouse Holdings Inc. (a) (b)	3	15
Stage Stores Inc. (b)	3	7
Standard Motor Products Inc.	2	118
Staples Inc.	44	390
Starbucks Corp.	61	3,573
Stein Mart Inc.	6	18
Steven Madden Ltd. (a)	7	252
Stoneridge Inc. (a)	3	56
Strattec Security Corp.	—	6
Strayer Education Inc.	1	96
Sturm Ruger & Co. Inc. (b)	2	109
Superior Industries International Inc.	2	47
Superior Uniform Group Inc.	1	19
Tailored Brands Inc. (b)	2	32
Target Corp.	22	1,235
Taylor Morrison Home Corp. - Class A (a)	3	60
Tegna Inc.	27	699
Tempur Sealy International Inc. (a) (b)	6	261
Tenneco Inc.	8	484
Tesla Motors Inc. (a) (b)	2	439
Texas Roadhouse Inc.	8	357
Thor Industries Inc.	6	609
Tiffany & Co.	10	939
Tile Shop Holdings Inc.	6	117
Tilly's Inc. - Class A	1	10
Time Inc.	10	190
Time Warner Inc.	29	2,867
TJX Cos. Inc.	28	2,183
Toll Brothers Inc. (a)	14	514
TopBuild Corp. (a)	4	194
Tower International Inc.	3	70
Townsquare Media Inc. - Class A (a)	2	20
	Shares/Par†	Value
Tractor Supply Co.	8	540
TRI Pointe Homes Inc. (a)	16	199
TripAdvisor Inc. (a)	3	142
Tronc Inc. (a) (b)	5	69
Tuesday Morning Corp. (a)	4	17
Tupperware Brands Corp.	4	243
Twenty-First Century Fox Inc. - Class A	37	1,198
Twenty-First Century Fox Inc. - Class B	15	487
Ulta Salon Cosmetics & Fragrance Inc. (a)	4	1,009
Under Armour Inc. - Class A (a) (b)	6	128
Under Armour Inc. - Class C (a)	6	119
Unifi Inc. (a)	2	60
Universal Electronics Inc. (a)	1	57
Universal Technical Institute Inc.	2	6
Urban Outfitters Inc. (a)	14	332
Vail Resorts Inc.	2	369
Vera Bradley Inc. (a)	3	29
VF Corp.	11	587
Viacom Inc. - Class A (b)	1	65
Viacom Inc. - Class B	29	1,348
Vince Holding Corp. (a) (b)	3	5
Vista Outdoor Inc. (a)	6	125
Visteon Corp. (a)	4	393
Vitamin Shoppe Inc. (a)	2	43
VOXX International Corp. - Class A (a)	2	10
Walt Disney Co.	55	6,263
Weight Watchers International Inc. (a)	1	16
Wendy's Co.	36	486
West Marine Inc. (a)	4	35
Weyco Group Inc.	1	26
Whirlpool Corp.	8	1,404
William Lyon Homes - Class A (a) (b)	2	45
Williams-Sonoma Inc.	13	673
Wingstop Inc. (b)	2	55
Winmark Corp.	—	28
Winnebago Industries Inc.	3	85
Wolverine World Wide Inc.	9	220
World Wrestling Entertainment Inc. - Class A	3	59
Wyndham Worldwide Corp.	7	552
Wynn Resorts Ltd.	4	413
Yum! Brands Inc.	11	733
Zagg Inc. (a)	4	27
Zumiez Inc. (a)	3	61
		170,087
Consumer Staples 8.0%
Alico Inc.	1	22
Alliance One International Inc. (a)	1	11
Altria Group Inc.	84	5,995
Andersons Inc.	3	97
Archer-Daniels-Midland Co.	11	524
Avon Products Inc. (a)	42	185
B&G Foods Inc.	7	295
Blue Buffalo Pet Products Inc. (a)	15	356
Boston Beer Co. Inc. - Class A (a) (b)	1	145
Brown-Forman Corp. - Class A	3	148
Brown-Forman Corp. - Class B	13	600
Bunge Ltd.	11	873
Calavo Growers Inc.	2	101
Cal-Maine Foods Inc. (b)	5	171
Campbell Soup Co.	18	1,041
Casey's General Stores Inc.	5	509
Central Garden & Pet Co. (a) (b)	1	42
Central Garden & Pet Co. - Class A (a)	4	132
Chefs' Warehouse Inc. (a)	3	35
Church & Dwight Co. Inc.	12	601
Clorox Co.	8	1,038
Coca-Cola Bottling Co.	1	210
Coca-Cola Co.	151	6,392
Colgate-Palmolive Co.	25	1,821
ConAgra Brands Inc.	16	664
Constellation Brands Inc. - Class A	5	812
Constellation Brands Inc. - Class B	—	2
Costco Wholesale Corp.	16	2,689
Coty Inc. - Class A	33	602

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Craft Brewers Alliance Inc. (a)	1	20
CVS Health Corp.	37	2,888
Darling Ingredients Inc. (a)	17	245
Dean Foods Co.	13	257
Dr. Pepper Snapple Group Inc.	11	1,059
Edgewell Personal Care Co. (a)	6	430
Energizer Holdings Inc.	5	305
Estee Lauder Cos. Inc. - Class A	7	636
Farmer Bros. Co. (a)	2	56
Flowers Foods Inc.	20	383
Fresh Del Monte Produce Inc.	7	424
General Mills Inc.	20	1,160
Hain Celestial Group Inc. (a)	9	331
Herbalife Ltd. (a) (b)	5	270
Hershey Co.	6	636
Hormel Foods Corp.	24	836
HRG Group Inc. (a)	27	525
Ingles Markets Inc. - Class A	2	79
Ingredion Inc.	6	719
Inter Parfums Inc.	3	97
Inventure Foods Inc. (a)	1	5
J&J Snack Foods Corp.	2	229
JM Smucker Co.	9	1,133
John B. Sanfilippo & Son Inc.	1	64
Kellogg Co.	10	732
Kimberly-Clark Corp.	13	1,728
Kraft Heinz Foods Co.	12	1,094
Kroger Co.	37	1,100
Lamb Weston Holdings Inc.	6	256
Lancaster Colony Corp.	3	411
Landec Corp. (a)	3	33
Limoneira Co.	1	23
Mannatech Inc.	—	5
McCormick & Co. Inc.	5	519
Mead Johnson Nutrition Co.	8	711
Medifast Inc.	1	53
MGP Ingredients Inc. (b)	2	102
Molson Coors Brewing Co. - Class B	7	710
Mondelez International Inc. - Class A	19	800
Monster Beverage Corp. (a)	11	487
National Beverage Corp.	2	186
Natural Grocers by Vitamin Cottage Inc. (a)	—	4
Natural Health Trends Corp.	—	4
Nature's Sunshine Products Inc.	1	8
Nu Skin Enterprises Inc. - Class A	6	345
Nutraceutical International Corp.	1	34
Oil-Dri Corp. of America	—	15
Omega Protein Corp.	2	49
Orchids Paper Products Co. (b)	1	20
PepsiCo Inc.	62	6,909
Performance Food Group Co. (a)	2	51
Philip Morris International Inc.	40	4,572
Pilgrim's Pride Corp.	11	252
Pinnacle Foods Inc.	7	429
Post Holdings Inc. (a)	7	603
PriceSmart Inc.	3	259
Primo Water Corp. (a)	2	33
Procter & Gamble Co.	76	6,793
Revlon Inc. - Class A (a)	3	93
Reynolds American Inc.	13	810
Rite Aid Corp. (a)	36	153
Sanderson Farms Inc.	2	258
Seneca Foods Corp. - Class A (a)	1	25
Snyders-Lance Inc.	8	326
SpartanNash Co.	3	111
Spectrum Brands Holdings Inc.	2	331
Sprouts Farmers Market Inc. (a)	15	355
Supervalu Inc. (a)	31	119
Sysco Corp.	22	1,130
Tootsie Roll Industries Inc. (b)	3	109
TreeHouse Foods Inc. (a)	4	308
Tyson Foods Inc. - Class A	14	858
United Natural Foods Inc. (a)	6	250
Universal Corp.	2	157
USANA Health Sciences Inc. (a)	3	184
	Shares/Par†	Value
Vector Group Ltd.	13	262
Village Super Market Inc. - Class A	1	26
Walgreens Boots Alliance Inc.	38	3,122
Wal-Mart Stores Inc.	79	5,680
WD-40 Co.	1	116
Weis Markets Inc.	3	158
WhiteWave Foods Co. (a)	6	362
Whole Foods Market Inc.	31	935
		84,468
Energy 4.6%
Abraxas Petroleum Corp. (a)	4	9
Adams Resources & Energy Inc.	—	9
Alon USA Energy Inc.	7	86
Anadarko Petroleum Corp.	11	661
Antero Resources Corp. (a)	9	204
Apache Corp.	8	393
Approach Resources Inc. (a) (b)	6	15
Archrock Inc.	6	72
Atwood Oceanics Inc. (a)	6	54
Baker Hughes Inc.	4	268
Bill Barrett Corp. (a)	8	35
Bristow Group Inc. (b)	1	23
Cabot Oil & Gas Corp.	10	234
Callon Petroleum Co. (a)	6	85
CARBO Ceramics Inc. (a)	2	26
Cheniere Energy Inc. (a)	9	442
Cheniere Energy Partners LP Holdings LLC	3	80
Chesapeake Energy Corp. (a) (b)	86	510
Chevron Corp.	40	4,302
Cimarex Energy Co.	2	229
Clayton Williams Energy Inc. (a) (b)	1	172
Clean Energy Fuels Corp. (a)	10	27
Cloud Peak Energy Inc. (a)	5	23
Cobalt International Energy Inc. (a)	27	14
Concho Resources Inc. (a)	6	737
ConocoPhillips Co.	24	1,206
CONSOL Energy Inc. (a)	23	387
Contango Oil & Gas Co. (a)	2	18
Continental Resources Inc. (a)	8	342
Core Laboratories NV (b)	4	464
CVR Energy Inc. (b)	4	76
Dawson Geophysical Co. (a)	2	13
Delek US Holdings Inc.	6	151
Denbury Resources Inc. (a)	38	97
Devon Energy Corp.	8	328
DHT Holdings Inc.	7	30
Diamond Offshore Drilling Inc. (a)	10	171
Diamondback Energy Inc. (a)	4	391
Dorian LPG Ltd. (a)	5	53
Dril-Quip Inc. (a)	4	223
Eclipse Resources Corp. (a)	19	48
Energen Corp. (a)	10	518
EnLink Midstream LLC (b)	10	201
Ensco Plc - Class A	38	340
EOG Resources Inc.	13	1,224
EP Energy Corp. - Class A (a) (b)	13	63
EQT Corp.	6	392
Era Group Inc. (a)	2	21
Evolution Petroleum Corp.	3	22
Exterran Corp. (a)	4	115
Exxon Mobil Corp.	83	6,799
Forum Energy Technologies Inc. (a)	11	225
Frank's International NV (b)	5	49
GasLog Ltd. (b)	5	71
Gastar Exploration Inc. (a)	6	9
Geospace Technologies Corp. (a)	1	11
Green Plains Renewable Energy Inc.	4	98
Gulf Island Fabrication Inc.	1	10
Gulfmark Offshore Inc. - Class A (a) (b)	2	1
Gulfport Energy Corp. (a)	8	140
Hallador Energy Co.	—	2
Halliburton Co.	12	582
Helix Energy Solutions Group Inc. (a)	15	119
Helmerich & Payne Inc. (b)	4	279

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Hess Corp.	13	644
HollyFrontier Corp.	15	433
Hornbeck Offshore Services Inc. (a) (b)	2	10
ION Geophysical Corp. (a) (b)	1	4
Jones Energy Inc. - Class A (a) (b)	1	3
Kinder Morgan Inc.	38	816
Kosmos Energy Ltd. (a)	29	190
Laredo Petroleum Holdings Inc. (a)	21	305
Marathon Oil Corp.	34	543
Marathon Petroleum Corp.	23	1,166
Matrix Service Co. (a)	3	53
McDermott International Inc. (a)	20	136
Mitcham Industries Inc. (a)	1	3
Murphy Oil Corp.	15	429
Nabors Industries Ltd.	25	327
National Oilwell Varco Inc.	15	616
Natural Gas Services Group Inc. (a)	2	43
Newfield Exploration Co. (a)	4	142
Newpark Resources Inc. (a)	10	84
Noble Corp. Plc	27	168
Noble Energy Inc.	17	573
Northern Oil and Gas Inc. (a) (b)	4	12
Oasis Petroleum Inc. (a)	20	292
Occidental Petroleum Corp.	12	765
Oceaneering International Inc.	10	264
Oil States International Inc. (a)	5	178
Oneok Inc.	12	664
Pacific Drilling SA (a) (b)	—	—
Pacific Ethanol Inc. (a)	2	14
Panhandle Oil and Gas Inc. - Class A	2	30
Par Pacific Holdings Inc. (a) (b)	4	67
Parker Drilling Co. (a)	10	18
Parsley Energy Inc. - Class A (a)	7	237
Patterson-UTI Energy Inc.	14	350
PBF Energy Inc. - Class A	12	266
PDC Energy Inc. (a)	5	331
PHI Inc. (a)	1	13
PHI Inc. (a)	—	1
Phillips 66	10	813
Pioneer Energy Services Corp. (a)	9	34
Pioneer Natural Resources Co.	3	623
QEP Resources Inc. (a)	21	262
Range Resources Corp.	10	279
Renewable Energy Group Inc. (a)	5	50
REX Stores Corp. (a)	—	15
Rice Energy Inc. (a)	17	393
RigNet Inc. (a)	2	35
Ring Energy Inc. (a) (b)	4	38
Rowan Cos. Plc - Class A (a)	10	159
RPC Inc. (b)	7	133
RSP Permian Inc. (a)	10	417
Schlumberger Ltd.	27	2,138
Scorpio Tankers Inc.	19	86
SEACOR Holdings Inc. (a)	2	130
SemGroup Corp. - Class A	9	316
Ship Finance International Ltd. (b)	5	73
SM Energy Co.	8	195
Southwestern Energy Co. (a)	29	238
SRC Energy Inc. (a)	19	157
Superior Energy Services Inc. (a)	14	203
Targa Resources Corp.	12	711
TechnipFMC Plc (a)	15	490
Teekay Corp. (b)	7	67
Teekay Tankers Ltd. - Class A	4	7
Tesco Corp. (a)	5	39
Tesoro Corp.	14	1,172
Tetra Technologies Inc. (a)	8	32
Tidewater Inc. (a) (b)	4	4
Transocean Ltd. (a)	34	427
Unit Corp. (a)	6	139
US Silica Holdings Inc.	6	292
Valero Energy Corp.	18	1,191
Weatherford International Plc (a)	82	544
Western Refining Inc.	13	454
Whiting Petroleum Corp. (a)	35	332
	Shares/Par†	Value
Willbros Group Inc. (a)	7	20
Williams Cos. Inc.	23	669
World Fuel Services Corp.	7	244
WPX Energy Inc. (a)	34	460
		48,270
Financials 14.9%
1st Source Corp.	2	101
Access National Corp. (b)	—	11
Affiliated Managers Group Inc.	4	724
Aflac Inc.	12	858
Alleghany Corp. (a)	1	503
Allied World Assurance Co. Holdings Ltd.	7	374
Allstate Corp.	11	877
Ally Financial Inc.	44	905
A-Mark Precious Metals Inc.	—	7
Ambac Financial Group Inc. (a) (c) (d)	4	77
American Equity Investment Life Holding Co.	10	236
American Express Co.	37	2,932
American Financial Group Inc.	5	504
American International Group Inc.	20	1,263
American National Bankshares Inc.	1	23
American National Insurance Co.	2	185
Ameriprise Financial Inc.	13	1,691
Ameris Bancorp	3	160
Amerisafe Inc.	2	136
AmTrust Financial Services Inc.	19	359
Aon Plc - Class A	9	1,084
Arch Capital Group Ltd. (a)	7	707
Argo Group International Holdings Ltd.	3	187
Arrow Financial Corp.	2	59
Arthur J Gallagher & Co.	11	615
Artisan Partners Asset Management Inc. - Class A	4	109
Aspen Insurance Holdings Ltd.	6	311
Associated Bancorp	13	327
Assurant Inc.	7	642
Assured Guaranty Ltd.	13	488
Astoria Financial Corp.	11	227
Atlantic Capital Bancshares Inc. (a)	1	22
Atlantic Coast Financial Corp. (a)	1	7
Atlanticus Holdings Corp. (a)	1	2
Atlas Financial Holdings Inc. (a)	1	13
Axis Capital Holdings Ltd.	4	294
Baldwin & Lyons Inc. - Class B	1	24
Banc of California Inc. (b)	5	105
BancFirst Corp.	2	155
Bancorp Inc. (a)	8	40
BancorpSouth Inc.	9	283
Bank Mutual Corp.	7	62
Bank of America Corp.	203	4,788
Bank of Hawaii Corp.	5	403
Bank of Marin Bancorp	1	55
Bank of New York Mellon Corp.	31	1,477
Bank of the Ozarks Inc.	9	473
BankFinancial Corp.	2	31
BankUnited Inc.	11	395
Banner Corp.	3	192
Bar Harbor Bankshares	1	44
BB&T Corp.	24	1,060
Beneficial Bancorp Inc.	9	138
Berkshire Hathaway Inc. - Class B (a)	56	9,292
Berkshire Hills Bancorp Inc.	3	126
BGC Partners Inc. - Class A	34	391
BlackRock Inc.	4	1,375
Blue Hills Bancorp Inc.	1	25
BNC Bancorp	5	178
BofI Holding Inc. (a) (b)	5	128
BOK Financial Corp.	4	303
Boston Private Financial Holdings Inc.	10	156
Bridge Bancorp Inc.	2	65
Brookline Bancorp Inc.	8	129
Brown & Brown Inc.	12	512
Bryn Mawr Bank Corp.	2	95
BSB BanCorp Inc. (a)	1	23
C&F Financial Corp.	—	2

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Camden National Corp.	2	84
Capital Bank Financial Corp. - Class A	5	239
Capital City Bank Group Inc.	1	21
Capital One Financial Corp.	14	1,249
Capitol Federal Financial Inc.	16	230
Cardinal Financial Corp.	3	91
Carolina Financial Corp.	1	44
Cascade Bancorp (a)	4	28
Cathay General Bancorp	8	306
CBOE Holdings Inc.	6	479
Centerstate Banks of Florida Inc.	6	147
Central Pacific Financial Corp.	4	113
Central Valley Community Bancorp	—	5
Charles Schwab Corp.	25	1,012
Charter Financial Corp.	1	24
Chemical Financial Corp.	6	312
Chubb Ltd.	9	1,237
Cincinnati Financial Corp.	7	476
CIT Group Inc.	12	522
Citigroup Inc.	57	3,405
Citizens & Northern Corp.	1	17
Citizens Financial Group Inc.	20	698
Citizens Inc. - Class A (a) (b)	4	28
City Holdings Co.	2	100
Clifton Bancorp Inc.	2	27
CME Group Inc.	7	779
CNA Financial Corp.	1	66
CNB Financial Corp.	1	32
CNO Financial Group Inc.	11	236
CoBiz Financial Inc.	5	83
Codorus Valley Bancorp Inc.	—	7
Cohen & Steers Inc.	5	203
Columbia Banking System Inc.	6	250
Comerica Inc.	7	471
Commerce Bancshares Inc.	8	474
Community Bank System Inc.	5	264
Community Trust Bancorp Inc.	2	95
ConnectOne Bancorp Inc.	3	74
Consumer Portfolio Services Inc. (a)	2	10
Cowen Group Inc. - Class A (a) (b)	2	33
Crawford & Co. - Class B (b)	1	14
Credit Acceptance Corp. (a) (b)	2	402
CU Bancorp (a)	1	51
Cullen/Frost Bankers Inc.	5	480
Customers Bancorp Inc. (a)	3	104
CVB Financial Corp.	11	249
Diamond Hill Investment Group Inc.	—	93
Dime Community Bancshares Inc.	4	80
Discover Financial Services	19	1,320
Donegal Group Inc. - Class A	2	28
Donnelley Financial Solutions Inc. (a)	3	62
E*TRADE Financial Corp. (a)	17	588
Eagle Bancorp Inc. (a)	3	162
East West Bancorp Inc.	9	465
Eaton Vance Corp.	16	723
eHealth Inc. (a)	2	27
EMC Insurance Group Inc.	2	47
Employer Holdings Inc.	4	138
Encore Capital Group Inc. (a)	2	72
Enova International Inc. (a)	5	81
Enstar Group Ltd. (a)	2	340
Enterprise Financial Services Corp.	2	98
Erie Indemnity Co. - Class A	2	231
ESSA Bancorp Inc.	1	14
Essent Group Ltd. (a)	10	373
EverBank Financial Corp.	11	211
Evercore Partners Inc. - Class A	6	436
Everest Re Group Ltd.	2	576
Ezcorp Inc. - Class A (a)	7	59
FactSet Research Systems Inc.	2	408
Farmers Capital Bank Corp.	1	24
Farmers National Banc Corp.	1	11
FBL Financial Group Inc. - Class A	1	92
FCB Financial Holdings Inc. - Class A (a)	4	212
Federal Agricultural Mortgage Corp. - Class C	1	52
	Shares/Par†	Value
Federated Investors Inc. - Class B	11	298
Federated National Holding Co.	2	29
Fidelity & Guaranty Life (b)	1	31
Fidelity National Financial Inc.	10	372
Fidelity Southern Corp.	4	79
Fifth Third Bancorp	45	1,152
Financial Engines Inc. (b)	3	119
Financial Institutions Inc.	2	63
First American Financial Corp.	11	429
First Bancorp Inc.	2	55
First Bancorp Inc. (a)	22	124
First Bancorp Inc.	1	31
First Busey Corp.	4	126
First Business Financial Services Inc.	1	24
First Citizens BancShares Inc. - Class A	1	375
First Commonwealth Financial Corp.	9	122
First Community Bancshares Inc.	2	44
First Connecticut Bancorp Inc.	1	30
First Defiance Financial Corp.	1	37
First Financial Bancorp	7	179
First Financial Bankshares Inc. (b)	6	227
First Financial Corp.	1	45
First Financial Northwest Inc.	1	18
First Foundation Inc. (a)	4	64
First Horizon National Corp.	23	429
First Interstate BancSystem Inc. - Class A	2	99
First Merchants Corp.	4	160
First Midwest Bancorp Inc.	9	213
First NBC Bank Holding Co. (a) (b)	2	6
First of Long Island Corp.	2	63
First Republic Bank	10	892
FirstCash Inc.	5	236
Flagstar Bancorp Inc. (a)	6	165
Flushing Financial Corp.	3	94
FNB Corp.	26	391
FNFV Group (a)	2	33
Franklin Resources Inc.	14	569
Fulton Financial Corp.	15	271
Gain Capital Holdings Inc.	5	45
GAMCO Investors Inc. - Class A	1	36
Genworth Financial Inc. - Class A (a)	49	201
German American Bancorp Inc.	1	52
Glacier Bancorp Inc.	8	268
Global Indemnity Ltd. - Class A (a)	1	38
Goldman Sachs Group Inc.	7	1,622
Great Southern Bancorp Inc.	2	92
Great Western Bancorp Inc.	6	255
Green Dot Corp. - Class A (a)	6	185
Greenhill & Co. Inc.	2	73
Greenlight Capital Re Ltd. - Class A (a)	3	71
Guaranty Bancorp	3	67
Hallmark Financial Services Inc. (a)	2	24
Hancock Holding Co.	7	332
Hanmi Financial Corp.	3	107
Hanover Insurance Group Inc.	4	323
Hartford Financial Services Group Inc.	23	1,091
HCI Group Inc. (b)	2	69
Heartland Financial USA Inc.	3	135
Hennessy Advisors Inc.	—	6
Heritage Commerce Corp.	5	64
Heritage Financial Corp.	3	68
Heritage Insurance Holdings Inc.	3	34
Hilltop Holdings Inc.	10	285
Home Bancshares Inc.	16	428
HomeStreet Inc. (a)	3	80
HomeTrust Bancshares Inc. (a)	1	34
Hope Bancorp Inc.	14	265
Horace Mann Educators Corp.	5	204
Horizon Bancorp	3	79
Houlihan Lokey Inc. - Class A	1	22
Huntington Bancshares Inc.	68	916
IberiaBank Corp.	4	305
Impac Mortgage Holdings Inc. (a) (b)	2	22
Independent Bank Corp.	3	189
Independent Bank Group Inc.	2	121

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Interactive Brokers Group Inc.	10	334
Intercontinental Exchange Inc.	17	1,046
International Bancshares Corp.	7	245
INTL FCStone Inc. (a)	2	70
Invesco Ltd.	25	767
Investment Technology Group Inc.	3	63
Investors Bancorp Inc.	26	381
James River Group Holdings Ltd.	3	130
Janus Capital Group Inc.	16	214
JPMorgan Chase & Co.	114	9,973
KCG Holdings Inc. - Class A (a)	8	146
Kearny Financial Corp.	9	136
Kemper Corp.	6	228
KeyCorp	36	641
Ladenburg Thalmann Financial Services Inc. (a)	10	25
Lakeland Bancorp Inc.	5	95
Lakeland Financial Corp.	2	93
LegacyTexas Financial Group Inc.	5	197
Legg Mason Inc.	8	301
LendingClub Corp. (a)	19	104
LendingTree Inc. (a) (b)	—	46
Leucadia National Corp.	14	375
Lincoln National Corp.	9	615
Loews Corp.	14	639
LPL Financial Holdings Inc.	13	502
M&T Bank Corp.	4	613
Macatawa Bank Corp.	1	6
Maiden Holdings Ltd.	9	129
MainSource Financial Group Inc.	3	88
Manning & Napier Inc. - Class A	1	6
Markel Corp. (a)	—	491
MarketAxess Holdings Inc.	2	412
Marlin Business Services Inc.	2	52
Marsh & McLennan Cos. Inc.	18	1,336
MB Financial Inc.	7	301
MBIA Inc. (a)	14	119
MBT Financial Corp.	1	11
Mercantile Bank Corp.	2	70
Merchants Bancshares Inc.	—	6
Mercury General Corp.	5	291
Meridian Bancorp Inc.	5	100
Meta Financial Group Inc.	1	95
MetLife Inc.	18	959
MGIC Investment Corp. (a)	10	101
Midsouth Bancorp Inc.	1	9
MidWestOne Financial Group Inc. (b)	1	26
Moelis & Co. - Class A	2	95
Moody's Corp.	5	558
Morgan Stanley	42	1,783
Morningstar Inc.	5	359
MSCI Inc.	5	452
NASDAQ Inc.	10	706
National Bank Holdings Corp. - Class A	3	94
National Bankshares Inc. (b)	—	2
National General Holdings Corp.	11	256
National Western Life Group Inc. - Class A	—	104
Nationstar Mortgage Holdings Inc. (a) (b)	2	39
Navient Corp.	39	573
Navigators Group Inc.	3	172
NBT Bancorp Inc.	5	177
Nelnet Inc. - Class A	3	142
New York Community Bancorp Inc.	20	286
NewStar Financial Inc.	4	43
Nicholas Financial Inc. (a)	1	6
Nicolet Bankshares Inc. (a)	—	13
NMI Holdings Inc. - Class A (a)	7	81
Northern Trust Corp.	8	667
Northfield Bancorp Inc.	5	95
Northrim BanCorp Inc.	—	12
Northwest Bancshares Inc.	11	193
OceanFirst Financial Corp.	3	88
Ocwen Financial Corp. (a) (b)	4	19
OFG Bancorp	6	73
Old National Bancorp	15	255
Old Republic International Corp.	26	526
	Shares/Par†	Value
Old Second Bancorp Inc.	1	8
OM Asset Management Plc	9	136
OneBeacon Insurance Group Ltd. - Class A	3	44
OneMain Holdings Inc. (a)	12	310
Oppenheimer Holdings Inc. - Class A	1	19
Opus Bank	3	63
Oritani Financial Corp.	5	87
Pacific Continental Corp.	3	75
Pacific Premier Bancorp Inc. (a)	3	103
PacWest Bancorp	8	421
Park National Corp.	1	146
Park Sterling Corp.	8	94
Peapack Gladstone Financial Corp.	2	67
Penns Woods Bancorp Inc. (b)	—	10
PennyMac Financial Services Inc. - Class A (a)	4	67
Peoples Bancorp Inc.	2	66
Peoples Financial Services Corp. (b)	—	9
People's United Financial Inc.	21	377
People's Utah Bancorp	1	18
PHH Corp. (a)	6	73
Pico Holdings Inc. (a)	3	47
Pinnacle Financial Partners Inc.	4	277
Piper Jaffray Cos.	1	57
PNC Financial Services Group Inc.	14	1,732
Popular Inc.	9	359
PRA Group Inc. (a)	5	155
Preferred Bank	2	86
Primerica Inc.	6	487
Principal Financial Group Inc.	18	1,137
PrivateBancorp Inc.	7	394
ProAssurance Corp.	4	257
Progressive Corp.	16	642
Prosperity Bancshares Inc.	6	417
Provident Financial Holdings Inc.	—	8
Provident Financial Services Inc.	7	180
Prudential Bancorp Inc.	—	5
Prudential Financial Inc.	8	896
Pzena Investment Management Inc. - Class A	2	18
QCR Holdings Inc.	1	41
Radian Group Inc.	6	104
Raymond James Financial Inc.	9	663
Regional Management Corp. (a)	2	35
Regions Financial Corp.	77	1,122
Reinsurance Group of America Inc.	3	433
RenaissanceRe Holdings Ltd.	3	493
Renasant Corp.	5	185
Republic Bancorp Inc. - Class A	2	52
Republic First Bancorp Inc. (a)	2	19
RLI Corp.	4	242
S&P Global Inc.	11	1,420
S&T Bancorp Inc.	4	133
Safeguard Scientifics Inc. (a)	2	23
Safety Insurance Group Inc.	2	115
Sandy Spring Bancorp Inc.	3	105
Santander Consumer USA Holdings Inc. (a)	36	474
Seacoast Banking Corp. of Florida (a)	4	90
SEI Investments Co.	7	368
Selective Insurance Group Inc.	6	293
ServisFirst Bancshares Inc.	5	169
Sierra Bancorp	1	40
Signature Bank (a)	3	493
Simmons First National Corp. - Class A	3	187
SLM Corp. (a)	49	594
South State Corp.	3	257
Southside Bancshares Inc.	3	101
Southwest Bancorp Inc.	3	68
State Auto Financial Corp.	4	101
State Bank Financial Corp.	3	90
State National Cos. Inc.	3	37
State Street Corp.	11	887
Sterling Bancorp	12	274
Stewart Information Services Corp.	3	111
Stifel Financial Corp. (a)	6	286
Stock Yards Bancorp Inc.	2	78
Stonegate Bank	2	74

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Suffolk Bancorp	1	57
Sun Bancorp Inc.	2	53
SunTrust Banks Inc.	14	787
SVB Financial Group (a)	3	583
Synchrony Financial	36	1,242
Synovus Financial Corp.	12	506
T. Rowe Price Group Inc.	23	1,591
TCF Financial Corp.	19	330
TD Ameritrade Holding Corp.	7	288
Territorial Bancorp Inc.	1	34
Texas Capital Bancshares Inc. (a)	5	411
TFS Financial Corp.	11	176
Third Point Reinsurance Ltd. (a)	2	23
Tiptree Financial Inc. - Class A	3	22
Tompkins Financial Corp.	2	126
Torchmark Corp.	7	559
Towne Bank	7	220
Travelers Cos. Inc.	14	1,687
Trico Bancshares	3	102
Tristate Capital Holdings Inc. (a)	4	87
TrustCo Bank Corp.	11	88
Trustmark Corp.	7	232
U.S. Bancorp	51	2,615
UMB Financial Corp.	4	316
Umpqua Holdings Corp.	19	335
Union Bankshares Corp.	5	166
United Bankshares Inc. (b)	7	292
United Community Banks Inc.	8	210
United Community Financial Corp.	5	44
United Financial Bancorp Inc.	5	87
United Fire Group Inc.	3	117
United Insurance Holdings Corp.	2	38
Universal Insurance Holdings Inc. (b)	4	91
Univest Corp. of Pennsylvania	3	78
Unum Group	14	663
Validus Holdings Ltd.	8	449
Valley National Bancorp	23	269
Virtu Financial Inc. - Class A	1	10
Virtus Investment Partners Inc.	1	85
Voya Financial Inc.	8	294
Waddell & Reed Financial Inc. - Class A	8	144
Walker & Dunlop Inc. (a)	3	139
Washington Federal Inc.	7	231
Washington Trust Bancorp Inc.	2	101
WashingtonFirst Bankshares Inc.	—	13
Waterstone Financial Inc.	3	60
Webster Financial Corp.	9	457
Wells Fargo & Co.	151	8,426
WesBanco Inc.	4	171
West Bancorp Inc.	2	41
Westamerica Bancorp	2	89
Western Alliance Bancorp (a)	10	511
Westwood Holdings Group Inc.	1	43
White Mountains Insurance Group Ltd.	—	431
Willis Towers Watson Plc	5	662
Wintrust Financial Corp.	5	363
WisdomTree Investments Inc. (b)	7	67
WMIH Corp. (a)	20	29
World Acceptance Corp. (a)	—	26
WR Berkley Corp.	8	532
WSFS Financial Corp.	3	134
XL Group Ltd.	11	434
Zions Bancorp	9	358
		156,626
Health Care 11.5%
Abaxis Inc.	2	89
Abbott Laboratories	53	2,359
AbbVie Inc.	68	4,412
Abiomed Inc. (a)	2	209
Acadia HealthCare Co. Inc. (a) (b)	6	282
ACADIA Pharmaceuticals Inc. (a) (b)	7	224
Accuray Inc. (a)	6	27
Aceto Corp.	3	48
Achillion Pharmaceuticals Inc. (a) (b)	—	—
	Shares/Par†	Value
Acorda Therapeutics Inc. (a)	6	128
Adamas Pharmaceuticals Inc. (a) (b)	2	40
Addus HomeCare Corp. (a)	1	36
Aetna Inc.	14	1,773
Agilent Technologies Inc.	13	687
Air Methods Corp. (a)	4	175
Akebia Therapeutics Inc. (a)	—	2
Akorn Inc. (a)	15	353
Albany Molecular Research Inc. (a) (b)	2	27
Alere Inc. (a)	6	249
Alexion Pharmaceuticals Inc. (a)	3	396
Align Technology Inc. (a)	5	537
Alkermes Plc (a)	3	168
Allergan Plc	5	1,217
Alliance HealthCare Services Inc. (a)	1	7
Allscripts-Misys Healthcare Solutions Inc. (a)	14	179
Almost Family Inc. (a)	1	65
Alnylam Pharmaceuticals Inc. (a) (b)	1	38
Amedisys Inc. (a)	2	113
AmerisourceBergen Corp.	13	1,129
Amgen Inc.	21	3,497
AMN Healthcare Services Inc. (a)	5	218
Amphastar Pharmaceuticals Inc. (a)	4	61
Analogic Corp.	1	92
AngioDynamics Inc. (a)	4	77
ANI Pharmaceuticals Inc. (a)	1	39
Anika Therapeutics Inc. (a)	1	65
Anthem Inc.	8	1,293
Aptevo Therapeutics Inc. (a)	2	4
Aralez Pharmaceuticals Inc. (a) (b)	2	3
Aratana Therapeutics Inc. (a)	2	12
Ardelyx Inc. (a) (b)	1	10
Assembly Biosciences Inc. (a) (b)	—	5
athenahealth Inc. (a) (b)	3	293
Atrion Corp.	—	76
Baxter International Inc.	14	731
Becton Dickinson & Co.	6	1,081
Biogen Inc. (a)	8	2,108
BioMarin Pharmaceutical Inc. (a)	3	273
Bio-Rad Laboratories Inc. - Class A (a)	2	441
BioScrip Inc. (a) (b)	5	9
Biospecifics Technologies Corp. (a)	1	40
Bio-Techne Corp.	3	259
BioTelemetry Inc. (a)	3	82
Bioverativ Inc. (a)	7	372
Bluebird Bio Inc. (a)	2	161
Boston Scientific Corp. (a)	29	719
Bristol-Myers Squibb Co.	46	2,527
Brookdale Senior Living Inc. (a)	12	162
Bruker Corp.	18	411
Cambrex Corp. (a)	3	186
Cantel Medical Corp.	4	321
Capital Senior Living Corp. (a)	3	44
Cara Therapeutics Inc. (a) (b)	—	7
Cardinal Health Inc.	10	818
Catalent Inc. (a)	17	494
Celgene Corp. (a)	33	4,162
Centene Corp. (a)	10	745
Cerner Corp. (a)	8	455
Charles River Laboratories International Inc. (a)	6	504
Chemed Corp.	2	347
Chimerix Inc. (a)	5	33
CIGNA Corp.	7	1,075
Civitas Solutions Inc. (a)	4	65
Community Health Systems Inc. (a)	12	104
Computer Programs & Systems Inc. (b)	1	21
Concert Pharmaceuticals Inc. (a)	—	7
Conmed Corp.	2	104
Cooper Cos. Inc.	2	377
Corcept Therapeutics Inc. (a)	5	53
Corvel Corp. (a)	2	87
CR Bard Inc.	4	1,066
Cross Country Healthcare Inc. (a)	2	34
CryoLife Inc. (a)	3	46
Cumberland Pharmaceuticals Inc. (a)	1	6

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Danaher Corp.	18	1,573
DaVita Inc. (a)	20	1,360
DENTSPLY SIRONA Inc.	9	580
DepoMed Inc. (a) (b)	3	39
DexCom Inc. (a)	1	118
Diplomat Pharmacy Inc. (a) (b)	3	44
Eagle Pharmaceuticals Inc. (a) (b)	1	53
Edwards Lifesciences Corp. (a)	6	564
Eli Lilly & Co.	28	2,354
Emergent BioSolutions Inc. (a)	4	118
Enanta Pharmaceuticals Inc. (a)	—	11
Endo International Plc (a)	23	261
Ensign Group Inc.	5	102
Envision Healthcare Corp. (a)	10	618
Enzo Biochem Inc. (a)	7	56
Exactech Inc. (a)	2	39
Exelixis Inc. (a)	21	451
Express Scripts Holding Co. (a)	30	1,994
Five Prime Therapeutics Inc. (a)	4	144
Five Star Quality Care Inc. (a)	1	1
Fluidigm Corp. (a)	1	6
Gilead Sciences Inc.	46	3,143
Globus Medical Inc. - Class A (a)	7	207
Haemonetics Corp. (a)	3	141
Halyard Health Inc. (a)	5	196
Hanger Orthopedic Group Inc. (a)	3	37
Harvard Bioscience Inc. (a)	2	4
HCA Holdings Inc. (a)	9	782
HealthEquity Inc. (a)	3	120
HealthSouth Corp.	13	547
HealthStream Inc. (a)	2	52
Henry Schein Inc. (a)	3	491
Heska Corp. (a)	—	17
Hill-Rom Holdings Inc.	8	538
HMS Holdings Corp. (a)	8	153
Hologic Inc. (a)	15	651
Horizon Pharma Plc (a)	15	224
Humana Inc.	5	932
ICU Medical Inc. (a)	1	168
Idexx Laboratories Inc. (a)	5	780
Illumina Inc. (a)	4	618
Impax Laboratories Inc. (a)	4	53
INC Research Holdings Inc. - Class A (a)	4	194
Incyte Corp. (a)	8	1,018
Innoviva Inc. (a)	—	5
Inogen Inc. (a)	1	93
Insys Therapeutics Inc. (a) (b)	3	28
Integer Holdings Corp. (a)	2	88
Integra LifeSciences Holdings Corp. (a)	5	216
Intuitive Surgical Inc. (a)	1	642
Invacare Corp.	4	45
Ionis Pharmaceuticals Inc. (a)	3	128
Jazz Pharmaceuticals Plc (a)	3	433
Johnson & Johnson	75	9,377
K2M Group Holdings Inc. (a)	1	19
Karyopharm Therapeutics Inc. (a) (b)	4	45
Kindred Healthcare Inc.	8	66
Kite Pharma Inc. (a)	1	94
Laboratory Corp. of America Holdings (a)	8	1,173
Landauer Inc.	1	37
Lannett Co. Inc. (a) (b)	3	69
LeMaitre Vascular Inc.	2	39
LHC Group Inc. (a)	2	99
Lifepoint Health Inc. (a)	5	350
Ligand Pharmaceuticals Inc. (a)	—	37
Lipocine Inc. (a) (b)	1	4
LivaNova Plc (a)	2	108
Luminex Corp.	3	61
Magellan Health Services Inc. (a)	2	169
Mallinckrodt Plc (a)	7	300
Masimo Corp. (a)	4	407
McKesson Corp.	7	1,096
Medicines Co. (a) (b)	5	262
Medidata Solutions Inc. (a)	1	43
MEDNAX Inc. (a)	7	472
	Shares/Par†	Value
Medtronic Plc	21	1,688
Merck & Co. Inc.	80	5,077
Meridian Bioscience Inc.	4	59
Merit Medical Systems Inc. (a)	4	114
Mettler-Toledo International Inc. (a)	1	710
Mirati Therapeutics Inc. (a)	2	9
Molina Healthcare Inc. (a)	10	434
Momenta Pharmaceuticals Inc. (a)	1	7
Mylan NV (a)	13	491
Myriad Genetics Inc. (a)	6	109
National Healthcare Corp.	1	86
National Research Corp. - Class A	1	12
National Research Corp. - Class B	—	4
Natus Medical Inc. (a)	3	116
Neogen Corp. (a)	2	164
NeoGenomics Inc. (a)	3	25
Neurocrine Biosciences Inc. (a)	1	58
NewLink Genetics Corp. (a)	2	41
NuVasive Inc. (a)	5	351
Nuvectra Corp. (a)	1	4
Omnicell Inc. (a)	3	128
Opko Health Inc. (a) (b)	15	116
OraSure Technologies Inc. (a)	4	54
Orthofix International NV (a)	1	57
Otonomy Inc. (a)	2	26
Owens & Minor Inc.	7	237
PAREXEL International Corp. (a)	6	368
Patterson Cos. Inc.	13	573
PDL BioPharma Inc.	6	13
PerkinElmer Inc.	7	385
Perrigo Co. Plc	2	134
Pfizer Inc.	238	8,127
PharmAthene Inc.	3	3
PharMerica Corp. (a)	3	74
Phibro Animal Health Corp. - Class A	2	45
PRA Health Sciences Inc. (a)	6	372
Premier Inc. - Class A (a)	5	152
Prestige Brands Holdings Inc. (a)	3	166
Providence Services Corp. (a)	2	70
Psychemedics Corp.	1	10
PTC Therapeutics Inc. (a)	1	12
Quality Systems Inc. (a)	4	66
Quest Diagnostics Inc.	13	1,318
Quidel Corp. (a)	2	35
Quintiles IMS Holdings Inc. (a)	8	644
Quorum Health Corp. (a)	3	19
RadNet Inc. (a)	4	22
Regeneron Pharmaceuticals Inc. (a)	2	853
ResMed Inc. (b)	5	369
Retrophin Inc. (a)	4	65
Rigel Pharmaceuticals Inc. (a)	6	21
RTI Surgical Inc. (a)	4	15
Sangamo Biosciences Inc. (a) (b)	1	5
Sarepta Therapeutics Inc. (a)	1	24
Sciclone Pharmaceuticals Inc. (a)	6	56
SeaSpine Holdings Corp. (a)	1	5
Seattle Genetics Inc. (a)	2	157
Select Medical Holdings Corp. (a)	13	172
Seres Therapeutics Inc. (a) (b)	2	23
Simulations Plus Inc.	1	7
Spectrum Pharmaceuticals Inc. (a)	8	49
Steris Plc	7	462
Stryker Corp.	9	1,235
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	5	55
Supernus Pharmaceuticals Inc. (a)	2	75
SurModics Inc. (a)	1	34
Taro Pharmaceutical Industries Ltd. (a) (b)	2	201
Teleflex Inc.	2	321
Tenet Healthcare Corp. (a) (b)	12	209
TESARO Inc. (a)	1	160
Tetraphase Pharmaceuticals Inc. (a)	3	23
Thermo Fisher Scientific Inc.	12	1,867
Titan Pharmaceuticals Inc. (a) (b)	2	6
Tivity Health Inc. (a)	4	120
Triple-S Management Corp. - Class B (a)	2	36

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
United Therapeutics Corp. (a)	5	670
UnitedHealth Group Inc.	36	5,871
Universal American Corp. (a)	7	66
Universal Health Services Inc. - Class B	9	1,092
US Physical Therapy Inc.	1	73
Utah Medical Products Inc.	—	12
Varex Imaging Corp. (a) (b)	2	58
Varian Medical Systems Inc. (a)	5	412
VCA Inc. (a)	7	663
Veeva Systems Inc. - Class A (a)	4	189
Vertex Pharmaceuticals Inc. (a)	3	339
VWR Corp. (a)	14	393
Waters Corp. (a)	3	464
WellCare Health Plans Inc. (a)	4	510
West Pharmaceutical Services Inc.	3	238
Wright Medical Group NV (a) (b)	5	168
Xencor Inc. (a)	3	63
Zafgen Inc. (a)	—	2
Zimmer Biomet Holdings Inc.	6	699
Zoetis Inc. - Class A	20	1,052
Zogenix Inc. (a)	2	19
		121,271
Industrials 13.5%
3M Co.	26	4,919
AAON Inc.	4	139
AAR Corp.	3	105
ABM Industries Inc.	5	201
Acacia Research Corp. (a)	2	10
ACCO Brands Corp. (a)	11	151
Actuant Corp. - Class A	5	127
Acuity Brands Inc.	2	379
Advanced Drainage Systems Inc.	6	122
Advisory Board Co. (a)	2	109
AECOM (a)	18	633
Aegion Corp. (a)	3	76
Aerojet Rocketdyne Holdings Inc. (a)	7	159
Aerovironment Inc. (a)	2	66
AGCO Corp.	8	502
Air Lease Corp. - Class A	12	472
Air Transport Services Group Inc. (a)	8	128
Alamo Group Inc.	1	93
Alaska Air Group Inc.	12	1,075
Albany International Corp. - Class A	3	146
Allegiant Travel Co.	2	373
Allegion Plc	5	385
Allied Motion Technologies Inc.	1	25
Allison Transmission Holdings Inc.	21	750
Altra Holdings Inc.	3	117
Amerco Inc.	1	544
Ameresco Inc. - Class A (a)	1	8
American Airlines Group Inc.	21	882
American Railcar Industries Inc. (b)	1	38
American Woodmark Corp. (a)	2	163
AMETEK Inc.	12	633
AO Smith Corp.	7	345
Apogee Enterprises Inc.	3	173
Applied Industrial Technologies Inc.	4	219
ARC Document Solutions Inc. (a)	4	15
ArcBest Corp.	2	62
Arconic Inc.	17	457
Argan Inc.	2	109
Armstrong Flooring Inc. (a)	3	53
Armstrong World Industries Inc. (a)	6	261
Astec Industries Inc.	4	217
Astronics Corp. (a)	2	70
Astronics Corp. - Class B (a)	1	32
Atlas Air Worldwide Holdings Inc. (a)	3	156
Avis Budget Group Inc. (a)	12	355
AZZ Inc.	3	155
Babcock & Wilcox Enterprises Inc. (a)	5	48
Barnes Group Inc.	6	286
Barrett Business Services Inc.	1	64
BE Aerospace Inc.	7	442
Beacon Roofing Supply Inc. (a)	6	305
	Shares/Par†	Value
BMC Stock Holdings Inc. (a)	5	111
Boeing Co.	25	4,432
Brady Corp. - Class A	5	202
Briggs & Stratton Corp.	3	78
Brink's Co.	7	374
Builders FirstSource Inc. (a)	15	230
BWX Technologies Inc.	10	489
C.H. Robinson Worldwide Inc.	8	614
CAI International Inc. (a)	1	15
Carlisle Cos. Inc.	5	560
Casella Waste Systems Inc. - Class A (a)	5	69
Caterpillar Inc.	17	1,601
CBIZ Inc. (a)	7	89
CDI Corp. (a)	1	12
CEB Inc.	3	206
Ceco Environmental Corp.	3	33
Celadon Group Inc.	3	22
Chart Industries Inc. (a)	3	119
Chicago Bridge & Iron Co. NV	8	257
Cintas Corp.	5	597
CIRCOR International Inc.	2	95
Civeo Corp. (a)	8	24
Clean Harbors Inc. (a)	7	367
Colfax Corp. (a)	11	428
Columbus Mckinnon Corp.	2	60
Comfort Systems USA Inc.	4	139
Commercial Vehicle Group Inc. (a)	5	31
Continental Building Products Inc. (a)	5	116
Copa Holdings SA - Class A	3	365
Copart Inc. (a)	10	596
Covanta Holding Corp.	12	188
Covenant Transportation Group Inc. - Class A (a)	2	42
CRA International Inc.	1	38
Crane Co.	6	475
CSW Industrials Inc. (a)	1	30
CSX Corp.	35	1,636
Cubic Corp.	3	156
Cummins Inc.	5	753
Curtiss-Wright Corp.	5	426
Deere & Co.	11	1,238
Delta Air Lines Inc.	40	1,820
Deluxe Corp.	5	381
DigitalGlobe Inc. (a)	7	219
DMC Global Inc.	2	27
Donaldson Co. Inc.	13	602
Douglas Dynamics Inc.	3	86
Dover Corp.	13	1,023
Ducommun Inc. (a)	1	37
Dun & Bradstreet Corp.	4	392
DXP Enterprises Inc. (a)	2	68
Dycom Industries Inc. (a)	4	366
Eagle Bulk Shipping Inc. (a)	2	14
Eaton Corp. Plc	12	871
Echo Global Logistics Inc. (a)	3	70
EMCOR Group Inc.	7	455
Emerson Electric Co.	23	1,360
Encore Wire Corp.	2	103
Energy Recovery Inc. (a) (b)	1	10
EnerSys Inc.	4	350
Engility Holdings Inc. (a)	4	117
Ennis Inc.	3	55
EnPro Industries Inc.	1	101
Equifax Inc.	5	676
ESCO Technologies Inc.	2	142
Essendant Inc.	3	52
Esterline Technologies Corp. (a)	3	269
ExOne Co. (a) (b)	1	13
Expeditors International of Washington Inc.	7	417
Exponent Inc.	3	150
Fastenal Co.	14	696
Federal Signal Corp.	6	81
FedEx Corp.	10	1,927
Flowserve Corp.	6	299
Fluor Corp.	11	567
Fortive Corp.	10	629

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Fortune Brands Home & Security Inc.	7	442
Forward Air Corp.	3	138
Franklin Covey Co. (a)	1	22
Franklin Electric Co. Inc.	4	183
FreightCar America Inc.	1	13
FTI Consulting Inc. (a)	5	200
Fuel Tech Inc. (a)	1	1
GATX Corp. (b)	3	173
Gencor Industries Inc. (a)	1	8
Generac Holdings Inc. (a)	7	273
General Cable Corp.	4	73
General Dynamics Corp.	9	1,709
General Electric Co.	168	5,017
Genesee & Wyoming Inc. - Class A (a)	6	428
Gibraltar Industries Inc. (a)	3	124
Global Brass & Copper Holdings Inc.	3	88
Global Power Equipment Group Inc. (a) (b)	—	2
Golden Ocean Group Ltd. (a)	1	4
Goldfield Corp. (a)	3	17
Gorman-Rupp Co.	2	76
GP Strategies Corp. (a)	2	50
Graco Inc.	6	589
Graham Corp.	—	9
Granite Construction Inc.	4	185
Great Lakes Dredge & Dock Corp. (a)	7	29
Greenbrier Cos. Inc. (b)	3	131
Griffon Corp.	5	117
H&E Equipment Services Inc.	5	121
Hardinge Inc.	1	17
Harsco Corp. (a)	11	138
Hawaiian Holdings Inc. (a)	7	344
HC2 Holdings Inc. (a)	1	4
HD Supply Holdings Inc. (a)	11	461
Healthcare Services Group Inc.	3	135
Heartland Express Inc.	9	176
HEICO Corp.	3	219
HEICO Corp. - Class A	4	293
Heidrick & Struggles International Inc.	2	57
Herc Holdings Inc. (a)	3	133
Heritage-Crystal Clean Inc. (a)	1	14
Herman Miller Inc.	6	189
Hertz Global Holdings Inc. (a) (b)	8	144
Hexcel Corp.	11	575
Hill International Inc. (a)	4	16
Hillenbrand Inc.	7	234
HNI Corp.	5	235
Honeywell International Inc.	26	3,213
Houston Wire & Cable Co.	1	6
HUB Group Inc. - Class A (a)	3	151
Hubbell Inc.	4	462
Hudson Global Inc.	1	1
Hudson Technologies Inc. (a)	3	20
Huntington Ingalls Industries Inc.	3	525
Hurco Cos. Inc.	—	10
Huron Consulting Group Inc. (a)	2	94
Hyster-Yale Materials Handling Inc. - Class A	1	63
ICF International Inc. (a)	2	85
IDEX Corp.	4	359
IES Holdings Inc. (a)	2	38
Illinois Tool Works Inc.	13	1,759
Ingersoll-Rand Plc	13	1,081
InnerWorkings Inc. (a)	5	49
Insperity Inc.	2	210
Insteel Industries Inc.	2	75
Interface Inc.	7	130
Intersections Inc. (a) (b)	1	2
ITT Inc.	10	416
Jacobs Engineering Group Inc.	5	277
JB Hunt Transport Services Inc.	6	578
JetBlue Airways Corp. (a)	34	702
John Bean Technologies Corp.	2	198
Johnson Controls International Plc	28	1,196
Joy Global Inc.	8	223
Kadant Inc.	1	62
Kaman Corp.	3	136
	Shares/Par†	Value
Kansas City Southern	9	747
KAR Auction Services Inc.	11	470
KBR Inc.	15	222
Kelly Services Inc. - Class A	4	78
Kennametal Inc.	8	316
Keyw Holding Corp. (a) (b)	1	10
Kforce Inc.	4	89
Kimball International Inc. - Class B	4	71
Kirby Corp. (a)	5	386
KLX Inc. (a)	5	231
Knight Transportation Inc.	9	277
Knoll Inc.	5	128
Korn/Ferry International	5	164
Kratos Defense & Security Solutions Inc. (a)	6	44
L3 Technologies Inc.	4	689
Landstar System Inc.	5	427
Lawson Products Inc. (a)	—	10
Layne Christensen Co. (a)	1	13
LB Foster Co.	1	12
Lennox International Inc.	3	439
Lincoln Electric Holdings Inc.	8	673
Lindsay Corp. (b)	—	35
LMI Aerospace Inc. (a)	1	12
Lockheed Martin Corp.	11	2,993
LSC Communications Inc.	3	81
LSI Industries Inc.	1	12
Lydall Inc. (a)	2	97
Macquarie Infrastructure Co. LLC	5	400
Manitowoc Co. Inc. (a)	14	82
Manpower Inc.	5	564
Marten Transport Ltd.	3	64
Masco Corp.	14	462
Masonite International Corp. (a)	3	202
MasTec Inc. (a)	8	339
Matson Inc.	5	156
Matthews International Corp. - Class A	3	204
McGrath RentCorp	3	95
Mercury Systems Inc. (a)	3	118
Meritor Inc. (a)	9	146
Middleby Corp. (a)	2	298
Miller Industries Inc.	1	33
Mistras Group Inc. (a)	3	55
Mobile Mini Inc.	4	135
Moog Inc. - Class A (a)	4	242
MRC Global Inc. (a)	10	175
MSA Safety Inc.	3	239
MSC Industrial Direct Co. - Class A	5	561
Mueller Industries Inc.	5	178
Mueller Water Products Inc. - Class A	19	220
Multi-Color Corp.	1	107
MYR Group Inc. (a)	2	95
National Presto Industries Inc.	1	55
Navigant Consulting Inc. (a)	5	105
Navistar International Corp. (a)	6	158
NCI Building Systems Inc. (a)	7	123
Neff Corp. - Class A (a)	1	20
Nielsen Holdings Plc	10	432
NL Industries Inc. (a)	1	6
NN Inc.	3	73
Nordson Corp.	4	534
Norfolk Southern Corp.	11	1,251
Northrop Grumman Systems Corp.	7	1,655
Northwest Pipe Co. (a)	1	16
NOW Inc. (a)	12	201
NV5 Holdings Inc. (a)	1	26
Old Dominion Freight Line Inc.	7	568
On Assignment Inc. (a)	6	292
Orbital ATK Inc.	6	577
Orion Group Holdings Inc. (a)	2	12
Oshkosh Corp.	8	520
Owens Corning Inc.	9	575
PACCAR Inc.	13	893
PAM Transportation Services Inc. (a)	—	5
Parker Hannifin Corp.	5	827
Park-Ohio Holdings Corp.	1	46

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Patrick Industries Inc. (a)	2	152
Pentair Plc	11	665
Performant Financial Corp. (a)	4	10
PGT Inc. (a)	6	67
Pitney Bowes Inc.	12	162
Ply Gem Holdings Inc. (a)	6	113
Powell Industries Inc.	1	37
Preformed Line Products Co.	—	10
Primoris Services Corp.	5	113
Proto Labs Inc. (a) (b)	1	33
Quad/Graphics Inc. - Class A	4	112
Quanex Building Products Corp.	4	73
Quanta Services Inc. (a)	15	561
Radiant Logistics Inc. (a)	3	17
Raven Industries Inc.	2	71
Raytheon Co.	8	1,253
RBC Bearings Inc. (a)	2	197
Regal-Beloit Corp.	4	333
Republic Services Inc.	13	792
Resources Connection Inc.	4	74
Rexnord Corp. (a)	11	245
Roadrunner Transportation Systems Inc. (a)	4	28
Robert Half International Inc.	11	519
Rockwell Automation Inc.	7	1,114
Rockwell Collins Inc.	6	609
Rollins Inc.	9	334
Roper Industries Inc.	3	564
RPX Corp. (a)	4	51
RR Donnelley & Sons Co.	9	104
Rush Enterprises Inc. - Class A (a)	3	85
Ryder System Inc.	8	587
Saia Inc. (a)	3	118
Sensata Technologies Holding NV (a)	11	489
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	4	185
SkyWest Inc.	6	195
Snap-On Inc.	3	483
Southwest Airlines Co.	27	1,477
SP Plus Corp. (a)	2	70
Sparton Corp. (a)	1	20
Spirit Aerosystems Holdings Inc. - Class A	12	685
Spirit Airlines Inc. (a)	9	484
SPX Corp. (a)	3	70
SPX Flow Technology USA Inc. (a)	4	156
Standex International Corp.	1	109
Stanley Black & Decker Inc.	11	1,401
Steelcase Inc. - Class A	9	155
Stericycle Inc. (a)	7	541
Sterling Construction Co. Inc. (a)	3	25
Sun Hydraulics Corp.	2	68
Supreme Industries Inc. - Class A	2	34
Swift Transporation Co. - Class A (a)	12	243
Taser International Inc. (a)	4	89
Team Inc. (a) (b)	3	79
Teledyne Technologies Inc. (a)	4	462
Tennant Co.	2	127
Terex Corp.	9	293
Tetra Tech Inc.	6	225
Textainer Group Holdings Ltd. (b)	3	40
Textron Inc.	22	1,054
Thermon Group Holdings Inc. (a)	3	56
Timken Co.	9	412
Titan International Inc.	6	63
Titan Machinery Inc. (a)	1	20
Toro Co.	7	433
TransDigm Group Inc.	2	440
TransUnion LLC (a)	5	202
TRC Cos. Inc. (a)	2	39
Trex Co. Inc. (a)	2	166
TriMas Corp. (a)	4	87
TriNet Group Inc. (a)	5	153
Trinity Industries Inc.	18	476
Triton International Ltd. - Class A	4	114
Triumph Group Inc.	5	123
TrueBlue Inc. (a)	4	115
	Shares/Par†	Value
Tutor Perini Corp. (a)	5	167
Twin Disc Inc. (a)	1	25
Ultralife Corp. (a)	—	1
UniFirst Corp.	2	230
Union Pacific Corp.	31	3,244
United Continental Holdings Inc. (a)	28	1,949
United Parcel Service Inc. - Class B	30	3,167
United Rentals Inc. (a)	10	1,231
United Technologies Corp.	35	3,889
Univar Inc. (a)	10	321
Universal Forest Products Inc.	2	198
Universal Logistics Holdings Inc.	2	33
US Ecology Inc.	2	90
USA Truck Inc. (a)	1	8
USG Corp. (a)	16	517
Valmont Industries Inc.	2	301
Vectrus Inc. (a)	1	28
Verisk Analytics Inc. (a)	9	758
Veritiv Corp. (a)	2	87
Viad Corp.	2	97
Vicor Corp. (a)	1	23
VSE Corp.	1	49
Wabash National Corp.	7	153
WABCO Holdings Inc. (a)	3	372
Wabtec Corp. (b)	5	428
Waste Management Inc.	19	1,356
Watsco Inc.	3	498
Watts Water Technologies Inc. - Class A	3	165
Welbilt Inc. (a)	13	261
Werner Enterprises Inc.	8	217
Wesco Aircraft Holdings Inc. (a)	9	103
WESCO International Inc. (a)	5	344
West Corp.	8	199
Willdan Group Inc. (a)	1	31
Woodward Governor Co.	6	437
WW Grainger Inc.	3	815
Xerium Technologies Inc. (a)	1	8
XPO Logistics Inc. (a)	13	630
Xylem Inc.	11	573
YRC Worldwide Inc. (a)	4	41
		142,111
Information Technology 20.5%
3D Systems Corp. (a) (b)	3	41
Accenture Plc - Class A	27	3,199
ACI Worldwide Inc. (a)	13	271
Activision Blizzard Inc.	12	580
Actua Corp. (a)	5	66
Acxiom Corp. (a)	6	167
Adobe Systems Inc. (a)	14	1,795
ADTRAN Inc.	4	85
Advanced Energy Industries Inc. (a)	4	273
Advanced Micro Devices Inc. (a)	68	983
Agilysys Inc. (a)	1	8
Akamai Technologies Inc. (a)	11	636
Alliance Data Systems Corp.	3	823
Alpha & Omega Semiconductor Ltd. (a)	3	57
Alphabet Inc. - Class A (a)	7	5,625
Alphabet Inc. - Class C (a)	7	5,758
Ambarella Inc. (a) (b)	1	56
Amdocs Ltd.	9	542
American Software Inc. - Class A	2	18
Amkor Technology Inc. (a)	28	329
Amphenol Corp. - Class A	11	808
Amtech Systems Inc. (a)	1	5
Analog Devices Inc.	8	695
Angie's List Inc. (a)	3	17
Anixter International Inc. (a)	3	267
Ansys Inc. (a)	3	358
Apple Inc.	230	33,068
Applied Materials Inc.	39	1,506
Applied Optoelectronics Inc. (a) (b)	1	58
Arista Networks Inc. (a)	2	259
ARRIS International Plc (a)	19	509
Arrow Electronics Inc. (a)	8	565

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Aspen Technology Inc. (a)	8	443
Autodesk Inc. (a)	4	374
Automatic Data Processing Inc.	19	1,937
Avid Technology Inc. (a)	3	15
Avnet Inc.	11	503
AVX Corp.	7	119
Axcelis Technologies Inc. (a)	3	56
AXT Inc. (a)	1	5
Badger Meter Inc.	3	96
Bankrate Inc. (a)	9	88
Barracuda Networks Inc. (a)	5	110
Bazaarvoice Inc. (a)	5	23
Bel Fuse Inc. - Class B	1	35
Belden Inc.	5	339
Benchmark Electronics Inc. (a)	2	57
Black Box Corp.	2	18
Black Knight Financial Services Inc. - Class A (a) (b)	2	71
Blackbaud Inc.	3	223
Blackhawk Network Holdings Inc. (a)	5	218
Blucora Inc. (a)	4	74
Booz Allen Hamilton Holding Corp. - Class A	9	335
Broadcom Ltd.	6	1,245
Broadridge Financial Solutions Inc.	7	449
Brocade Communications Systems Inc.	38	473
Brooks Automation Inc.	7	156
CA Inc.	36	1,132
Cabot Microelectronics Corp.	2	182
CACI International Inc. - Class A (a)	2	292
Cadence Design Systems Inc. (a)	14	437
CalAmp Corp. (a)	3	44
Calix Inc. (a)	6	42
Carbonite Inc. (a)	2	47
Cardtronics Plc - Class A (a)	6	295
Cass Information Systems Inc.	1	62
Cavium Inc. (a) (b)	3	237
CDK Global Inc.	9	556
CDW Corp.	11	614
CEVA Inc. (a)	1	28
Ciber Inc. (a) (b)	5	2
Ciena Corp. (a)	13	311
Cimpress NV (a) (b)	2	179
Cirrus Logic Inc. (a)	8	491
Cisco Systems Inc.	156	5,268
Citrix Systems Inc. (a)	7	626
Clearfield Inc. (a)	1	10
Cognex Corp.	6	490
Cognizant Technology Solutions Corp. - Class A (a)	17	988
Coherent Inc. (a)	2	434
Cohu Inc.	4	65
CommerceHub Inc. - Class A (a)	1	16
CommerceHub Inc. - Class C (a)	2	33
CommScope Holding Co. Inc. (a)	9	387
Communications Systems Inc.	1	6
Computer Sciences Corp.	13	898
Computer Task Group Inc.	3	14
comScore Inc. (a)	1	25
Comtech Telecommunications Corp.	1	18
Conduent Inc. (a)	8	137
Control4 Corp. (a)	1	9
Convergys Corp.	10	208
CoreLogic Inc. (a)	10	425
Corning Inc.	28	761
CoStar Group Inc. (a)	1	156
Covisint Corp. (a)	1	3
CPI Card Group Inc.	2	8
Cray Inc. (a)	3	59
Cree Inc. (a)	8	213
CSG Systems International Inc.	4	158
CSRA Inc.	10	302
CTS Corp.	3	72
Cyberoptics Corp. (a)	1	15
Cypress Semiconductor Corp.	27	373
Daktronics Inc.	5	47
Dell Technologies Inc. - Class V (a)	6	401
DHI Group Inc. (a)	—	1
	Shares/Par†	Value
Diebold Nixdorf Inc.	8	236
Digi International Inc. (a)	4	43
Diodes Inc. (a)	5	116
Dolby Laboratories Inc.	6	301
DSP Group Inc. (a)	1	12
DST Systems Inc.	3	420
Eastman Kodak Co. (a)	4	47
eBay Inc. (a)	37	1,232
EchoStar Corp. - Class A (a)	5	277
Electro Scientific Industries Inc. (a)	3	18
Electronic Arts Inc. (a)	9	786
Electronics for Imaging Inc. (a)	4	182
Ellie Mae Inc. (a)	1	80
Emcore Corp.	3	30
EnerNOC Inc. (a)	2	12
Entegris Inc. (a)	14	334
Envestnet Inc. (a)	1	22
EPAM Systems Inc. (a)	3	258
ePlus Inc. (a)	1	114
Euronet Worldwide Inc. (a)	5	386
Everi Holdings Inc. (a)	5	25
Exar Corp. (a)	5	68
ExlService Holdings Inc. (a)	3	135
Extreme Networks (a)	6	44
F5 Networks Inc. (a)	3	450
Fabrinet (a)	3	139
Facebook Inc. - Class A (a)	68	9,686
Fair Isaac Corp.	2	323
FARO Technologies Inc. (a)	2	63
Fidelity National Information Services Inc.	11	898
Finisar Corp. (a)	11	313
FireEye Inc. (a)	3	33
First Data Corp. - Class A (a)	20	303
First Solar Inc. (a) (b)	9	234
Fiserv Inc. (a)	9	1,036
FitBit Inc. - Class A (a) (b)	12	72
FleetCor Technologies Inc. (a)	4	640
Flextronics International Ltd. (a)	53	892
FLIR Systems Inc.	14	495
FormFactor Inc. (a)	8	93
Forrester Research Inc.	2	67
Fortinet Inc. (a)	3	111
Frequency Electronics Inc. (a)	1	11
Gartner Inc. (a)	3	355
Genpact Ltd.	17	428
GigPeak Inc. (a)	8	25
Global Payments Inc.	6	473
Globalscape Inc.	—	2
Globant SA (a) (b)	3	92
Glu Mobile Inc. (a) (b)	—	—
GoDaddy Inc. - Class A (a)	3	122
GrubHub Inc. (a)	5	155
GSI Technology Inc. (a)	1	7
GTT Communications Inc. (a)	4	99
Guidewire Software Inc. (a)	3	170
Hackett Group Inc.	3	63
Harmonic Inc. (a) (b)	10	62
Harris Corp.	6	677
Hewlett Packard Enterprise Co.	66	1,559
HP Inc.	51	911
IAC/InterActiveCorp. (a)	6	461
II-VI Inc. (a)	6	208
Infinera Corp. (a)	6	66
Inseego Corp. (a) (b)	3	5
Insight Enterprises Inc. (a)	4	156
Integrated Device Technology Inc. (a)	10	234
Intel Corp.	201	7,253
InterDigital Inc.	4	342
Internap Corp. (a)	5	18
International Business Machines Corp.	39	6,724
Intevac Inc. (a)	1	13
Intuit Inc.	10	1,183
InvenSense Inc. (a)	8	96
IPG Photonics Corp. (a)	5	551
Itron Inc. (a)	3	175

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Ixia (a)	7	145
IXYS Corp.	3	44
j2 Global Inc.	6	463
Jabil Circuit Inc.	24	692
Jack Henry & Associates Inc.	4	363
Juniper Networks Inc.	29	811
Kemet Corp. (a)	3	39
Key Tronic Corp. (a)	—	3
Keysight Technologies Inc. (a)	11	386
Kimball Electronics Inc. (a)	3	45
KLA-Tencor Corp.	9	850
Knowles Corp. (a)	9	175
Kopin Corp. (a)	3	14
Kulicke & Soffa Industries Inc. (a)	7	144
KVH Industries Inc. (a)	2	13
Lam Research Corp.	9	1,201
Lattice Semiconductor Corp. (a)	7	51
Leaf Group Ltd. (a)	1	6
Leidos Holdings Inc.	14	710
Limelight Networks Inc. (a)	7	19
Liquidity Services Inc. (a)	4	32
Littelfuse Inc.	2	264
LogMeIn Inc.	5	457
Lumentum Holdings Inc. (a)	4	206
Luxoft Holding Inc. - Class A (a)	2	104
M/A-COM Technology Solutions Holdings Inc. (a)	3	158
Magnachip Semiconductor Corp. (a) (b)	4	39
Manhattan Associates Inc. (a)	5	275
Mantech International Corp. - Class A	3	92
Marchex Inc. - Class B (a)	3	7
Marvell Technology Group Ltd.	21	315
MasterCard Inc. - Class A	41	4,641
Match Group Inc. (a) (b)	2	38
Maxim Integrated Products Inc.	14	608
MAXIMUS Inc.	7	465
MaxLinear Inc. - Class A (a)	5	127
Maxwell Technologies Inc. (a) (b)	3	19
MeetMe Inc. (a)	6	37
Mesa Laboratories Inc.	—	49
Methode Electronics Inc.	4	182
Microchip Technology Inc.	7	482
Micron Technology Inc. (a)	78	2,261
Microsemi Corp. (a)	9	450
Microsoft Corp.	268	17,659
MicroStrategy Inc. - Class A (a)	1	164
MKS Instruments Inc.	5	354
ModusLink Global Solutions Inc. (a) (b)	6	10
MoneyGram International Inc. (a)	6	93
Monolithic Power Systems Inc.	1	122
Monotype Imaging Holdings Inc.	4	72
Motorola Solutions Inc.	7	573
MTS Systems Corp.	2	83
Nanometrics Inc. (a)	2	52
National Instruments Corp.	8	271
NCI Inc. - Class A (a)	1	10
NCR Corp. (a)	16	731
NeoPhotonics Corp. (a) (b)	3	28
NetApp Inc.	17	705
NetGear Inc. (a)	3	156
NetScout Systems Inc. (a)	6	243
NeuStar Inc. - Class A (a)	4	135
NIC Inc.	5	101
Novanta Inc. (a)	3	85
Nuance Communications Inc. (a)	25	435
NVE Corp.	—	39
Nvidia Corp.	18	2,007
Oclaro Inc. (a)	9	87
ON Semiconductor Corp. (a)	45	700
Oracle Corp.	88	3,947
OSI Systems Inc. (a)	2	125
Palo Alto Networks Inc. (a)	2	177
Park Electrochemical Corp.	2	38
Paychex Inc.	15	873
Paycom Software Inc. (a) (b)	3	185
PayPal Holdings Inc. (a)	22	959
	Shares/Par†	Value
PC Connection Inc.	3	92
PCM Inc. (a)	1	30
PDF Solutions Inc. (a)	2	54
Pegasystems Inc.	6	256
Perceptron Inc. (a)	1	9
Perficient Inc. (a)	3	58
PFSweb Inc. (a)	2	15
Photronics Inc. (a)	7	75
Planet Payment Inc. (a)	4	17
Plantronics Inc.	3	166
Plexus Corp. (a)	3	197
Power Integrations Inc.	2	117
PRGX Global Inc. (a)	1	6
Progress Software Corp.	4	119
Proofpoint Inc. (a)	1	39
PTC Inc. (a)	5	249
QAD Inc. - Class A	1	17
Qorvo Inc. (a)	5	348
QUALCOMM Inc.	54	3,095
Qualys Inc. (a)	2	87
QuinStreet Inc. (a)	2	9
Radisys Corp. (a)	4	18
Rambus Inc. (a)	10	129
RealNetworks Inc. (a)	2	10
RealPage Inc. (a)	5	180
Red Hat Inc. (a)	7	584
Reis Inc.	1	11
RetailMeNot Inc. (a)	5	40
Richardson Electronics Ltd.	1	4
Rightside Group Ltd. (a) (b)	1	8
Rogers Corp. (a)	2	153
Rosetta Stone Inc. (a)	2	16
Rubicon Project Inc. (a)	3	19
Rudolph Technologies Inc. (a)	3	74
Sabre Corp.	14	295
Salesforce.com Inc. (a)	8	673
Sanmina Corp. (a)	8	307
ScanSource Inc. (a)	3	99
Science Applications International Corp.	5	402
SeaChange International Inc. (a)	2	5
Seagate Technology	17	780
Semtech Corp. (a)	6	192
ServiceNow Inc. (a)	3	265
ServiceSource International Inc. (a)	1	2
ShoreTel Inc. (a)	3	22
Shutterstock Inc. (a) (b)	2	100
Sigma Designs Inc. (a)	4	24
Silicon Laboratories Inc. (a)	3	200
Silver Spring Networks Inc. (a)	4	50
Skyworks Solutions Inc.	12	1,183
Sonus Networks Inc. (a)	5	30
Splunk Inc. (a)	2	150
SS&C Technologies Holdings Inc.	12	411
Stamps.com Inc. (a) (b)	1	171
Stratasys Ltd. (a)	5	106
SunPower Corp. (a) (b)	8	52
Super Micro Computer Inc. (a)	4	111
Sykes Enterprises Inc. (a)	5	137
Symantec Corp.	23	713
Synaptics Inc. (a)	4	176
Synchronoss Technologies Inc. (a)	4	107
SYNNEX Corp.	5	523
Synopsys Inc. (a)	9	644
Syntel Inc.	6	95
Systemax Inc.	2	19
Tableau Software Inc. - Class A (a)	2	94
Take-Two Interactive Software Inc. (a)	7	422
Tangoe Inc. (a)	1	3
TE Connectivity Ltd.	19	1,381
Tech Data Corp. (a)	5	436
TechTarget Inc. (a)	2	19
TeleNav Inc. (a)	3	30
TeleTech Holdings Inc.	4	126
Teradata Corp. (a)	14	432
Teradyne Inc.	17	515

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Tessco Technologies Inc.	1	10
Texas Instruments Inc.	43	3,444
TiVo Corp.	13	236
Total System Services Inc.	10	529
Transact Technologies Inc.	—	1
Travelport Worldwide Ltd.	12	146
Travelzoo Inc. (a) (b)	1	10
Tremor Video Inc. (a)	1	3
Trimble Inc. (a)	13	432
TTM Technologies Inc. (a)	10	160
Twitter Inc. (a) (b)	25	366
Tyler Technologies Inc. (a)	1	145
Ubiquiti Networks Inc. (a) (b)	6	309
Ultimate Software Group Inc. (a)	1	140
Ultra Clean Holdings Inc. (a)	3	50
Ultratech Inc. (a)	3	84
Unisys Corp. (a) (b)	4	55
Universal Display Corp.	3	252
USA Technologies Inc. (a) (b)	4	15
Vantiv Inc. - Class A (a)	10	627
VASCO Data Security International Inc. (a)	3	45
Veeco Instruments Inc. (a)	4	133
VeriFone Systems Inc. (a)	12	227
Verint Systems Inc. (a)	5	218
VeriSign Inc. (a)	4	345
Versum Materials Inc.	8	237
ViaSat Inc. (a)	5	308
Viavi Solutions Inc. (a)	23	245
Virtusa Corp. (a)	2	65
Visa Inc. - Class A	66	5,889
Vishay Intertechnology Inc. (b)	13	219
Vishay Precision Group Inc. (a)	1	11
VMware Inc. - Class A (a) (b)	1	138
Web.com Group Inc. (a)	5	101
WebMD Health Corp. (a)	5	245
Western Digital Corp.	17	1,423
Western Union Co.	27	558
WEX Inc. (a)	5	486
Workday Inc. - Class A (a)	1	124
Xcerra Corp. (a)	6	49
Xerox Corp.	74	541
Xilinx Inc.	11	651
XO Group Inc. (a)	2	31
Xperi Corp.	5	159
Yahoo! Inc. (a)	13	584
Yelp Inc. - Class A (a)	1	31
Zebra Technologies Corp. - Class A (a)	6	557
Zedge Inc. - Class B (a)	1	2
Zillow Group Inc. - Class A (a)	4	125
Zillow Group Inc. - Class C (a) (b)	5	174
Zix Corp. (a)	3	16
Zynga Inc. - Class A (a)	78	221
		215,864
Materials 4.4%
A. Schulman Inc.	3	85
AdvanSix Inc. (a)	2	46
Air Products & Chemicals Inc.	7	970
AK Steel Holding Corp. (a)	31	223
Albemarle Corp.	9	939
Alcoa Corp.	6	199
Allegheny Technologies Inc. (b)	7	133
American Vanguard Corp.	4	59
Ampco-Pittsburgh Corp.	1	12
AptarGroup Inc.	7	536
Ashland Global Holdings Inc.	4	471
Avery Dennison Corp.	6	451
Axalta Coating Systems Ltd. (a)	12	377
Balchem Corp.	3	247
Ball Corp.	6	482
Bemis Co. Inc.	11	523
Berry Plastics Group Inc. (a)	9	439
Boise Cascade Co. (a)	4	113
Cabot Corp.	7	432
Calgon Carbon Corp.	5	69
	Shares/Par†	Value
Carpenter Technology Corp.	5	190
Celanese Corp. - Class A	7	615
Century Aluminum Co. (a)	8	108
CF Industries Holdings Inc.	17	507
Chase Corp.	1	122
Chemours Co.	12	463
Chemtura Corp. (a)	7	219
Clearwater Paper Corp. (a)	2	111
Cliffs Natural Resources Inc. (a)	27	222
Coeur d'Alene Mines Corp. (a)	12	94
Commercial Metals Co.	11	216
Compass Minerals International Inc. (b)	4	265
Core Molding Technologies Inc. (a)	1	14
Crown Holdings Inc. (a)	10	509
Deltic Timber Corp.	1	68
Domtar Corp.	6	229
Dow Chemical Co.	34	2,167
Eagle Materials Inc.	4	431
Eastman Chemical Co.	15	1,192
Ecolab Inc.	9	1,181
EI du Pont de Nemours & Co.	19	1,540
Ferro Corp. (a)	9	132
Ferroglobe Plc	10	108
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d) (e)	10	—
Flotek Industries Inc. (a) (b)	1	19
FMC Corp.	5	348
Freeport-McMoRan Inc. - Class B (a)	68	903
FutureFuel Corp.	4	51
GCP Applied Technologies Inc. (a)	7	219
Gold Resource Corp. (b)	4	20
Graphic Packaging Holding Co.	44	563
Greif Inc. - Class A	3	179
Greif Inc. - Class B	1	68
Handy & Harman Ltd. (a)	—	14
Hawkins Inc.	1	47
Haynes International Inc.	2	58
HB Fuller Co.	5	270
Headwaters Inc. (a)	8	197
Hecla Mining Co.	40	212
Huntsman Corp.	30	745
Ingevity Corp. (a)	3	212
Innophos Holdings Inc.	2	104
Innospec Inc.	2	146
International Flavors & Fragrances Inc.	3	432
International Paper Co.	16	792
Intrepid Potash Inc. (a) (b)	2	3
Kaiser Aluminum Corp.	1	88
KapStone Paper and Packaging Corp.	11	261
KMG Chemicals Inc.	1	53
Koppers Holdings Inc. (a)	2	98
Kraton Corp. (a)	3	86
Kronos Worldwide Inc.	3	56
Louisiana-Pacific Corp. (a)	19	461
LSB Industries Inc. (a) (b)	3	25
LyondellBasell Industries NV - Class A	14	1,296
Martin Marietta Materials Inc.	3	730
Materion Corp.	2	68
Mercer International Inc.	7	83
Minerals Technologies Inc.	3	268
Monsanto Co.	14	1,568
Mosaic Co.	14	404
Myers Industries Inc.	3	55
Neenah Paper Inc.	2	129
NewMarket Corp.	1	470
Newmont Mining Corp.	15	480
Nucor Corp.	20	1,169
Olin Corp.	17	547
Olympic Steel Inc.	1	20
Omnova Solutions Inc. (a)	4	41
Owens-Illinois Inc. (a)	16	326
P.H. Glatfelter Co.	4	98
Packaging Corp. of America	8	721
Platform Specialty Products Corp. (a)	26	334
PolyOne Corp.	10	324

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
PPG Industries Inc.	9	902
Praxair Inc.	11	1,351
Quaker Chemical Corp.	1	154
Rayonier Advanced Materials Inc.	6	77
Real Industry Inc. (a)	2	6
Reliance Steel & Aluminum Co.	7	584
Resolute Forest Products Inc. (a)	8	46
Royal Gold Inc.	5	375
RPM International Inc.	8	423
Ryerson Holding Corp. (a)	3	33
Schnitzer Steel Industries Inc. - Class A	3	55
Schweitzer-Mauduit International Inc.	3	125
Scotts Miracle-Gro Co. - Class A	7	619
Sealed Air Corp.	11	472
Sensient Technologies Corp.	4	317
Sherwin-Williams Co.	3	915
Silgan Holdings Inc.	7	413
Sonoco Products Co.	11	607
Southern Copper Corp.	3	106
Steel Dynamics Inc.	20	690
Stepan Co.	2	194
Stillwater Mining Co. (a)	9	158
Summit Materials Inc. - Class A (a)	10	238
SunCoke Energy Inc. (a)	8	71
TimkenSteel Corp. (a)	4	85
Trecora Resources (a)	2	21
Tredegar Corp.	3	49
Trinseo SA	6	414
Tronox Ltd. - Class A	4	78
UFP Technologies Inc. (a)	—	8
United States Lime & Minerals Inc.	—	40
United States Steel Corp.	14	458
Universal Stainless & Alloy Products Inc. (a)	1	12
US Concrete Inc. (a) (b)	2	141
Valspar Corp.	5	599
Vulcan Materials Co.	5	593
Westlake Chemical Corp.	5	302
WestRock Co.	16	807
Worthington Industries Inc.	6	259
WR Grace & Co.	4	276
		46,443
Real Estate 0.3%
Alexander & Baldwin Inc.	5	239
Altisource Portfolio Solutions SA (a) (b)	1	51
AV Homes Inc. (a) (b)	1	15
CBRE Group Inc. - Class A (a)	19	648
Consolidated-Tomoka Land Co.	—	23
Forestar Group Inc. (a)	4	50
FRP Holdings Inc. (a)	—	8
HFF Inc. - Class A	5	142
Howard Hughes Corp. (a)	3	367
Jones Lang LaSalle Inc.	5	533
Kennedy-Wilson Holdings Inc.	8	168
Marcus & Millichap Inc. (a)	4	103
RE/MAX Holdings Inc. - Class A	2	103
Realogy Holdings Corp.	16	474
RMR Group Inc. - Class A	2	94
St. Joe Co. (a)	5	80
Stratus Properties Inc. (a)	—	12
Tejon Ranch Co. (a)	3	57
		3,167
Telecommunication Services 2.6%
Alaska Communications Systems Group Inc. (a)	3	6
AT&T Inc.	318	13,220
ATN International Inc.	1	92
Boingo Wireless Inc. (a)	4	50
CenturyLink Inc. (b)	52	1,228
Cincinnati Bell Inc. (a)	4	68
Cogent Communications Group Inc.	5	200
Consolidated Communications Holdings Inc. (b)	7	165
Fairpoint Communications Inc. (a)	2	30
Frontier Communications Corp. (b)	36	77
General Communication Inc. - Class A (a)	3	72
Hawaiian Telcom Holdco Inc. (a)	1	23
	Shares/Par†	Value
IDT Corp. - Class B	3	35
Level 3 Communications Inc. (a)	8	462
Lumos Networks Corp. (a)	2	42
NII Capital Corp. (a)	6	8
ORBCOMM Inc. (a)	6	53
Shenandoah Telecommunications Co.	5	128
Spok Holdings Inc.	2	40
Sprint Corp. (a) (b)	66	574
Telephone & Data Systems Inc.	10	278
T-Mobile US Inc. (a)	21	1,337
US Cellular Corp. (a)	2	88
Verizon Communications Inc.	176	8,598
Vonage Holdings Corp. (a)	18	111
Windstream Holdings Inc. (b)	18	95
Zayo Group Holdings Inc. (a)	9	286
		27,366
Utilities 3.0%
AES Corp.	27	301
Allete Inc.	5	326
Alliant Energy Corp.	9	356
Ameren Corp.	10	527
American Electric Power Co. Inc.	13	893
American States Water Co.	4	169
American Water Works Co. Inc.	7	522
Aqua America Inc.	16	528
Artesian Resources Corp. - Class A	1	30
Atlantica Yield Plc	9	180
Atmos Energy Corp.	4	354
Avangrid Inc.	3	124
Avista Corp.	6	230
Black Hills Corp.	5	342
California Water Service Group	5	176
Calpine Corp. (a)	36	396
CenterPoint Energy Inc.	17	481
Chesapeake Utilities Corp.	2	109
CMS Energy Corp.	11	471
Connecticut Water Services Inc.	1	67
Consolidated Edison Inc.	9	678
Consolidated Water Co. Ltd.	2	21
Delta Natural Gas Co. Inc. (b)	—	3
Dominion Resources Inc.	18	1,368
DTE Energy Co.	7	730
Duke Energy Corp.	20	1,653
Dynegy Inc. (a)	11	87
Edison International	9	704
El Paso Electric Co.	4	195
Entergy Corp.	7	541
Eversource Energy	12	708
Exelon Corp.	25	916
FirstEnergy Corp.	17	545
Genie Energy Ltd. - Class B	2	14
Great Plains Energy Inc.	9	265
Hawaiian Electric Industries Inc.	11	353
IDACORP Inc.	5	399
MDU Resources Group Inc.	19	516
MGE Energy Inc.	3	216
Middlesex Water Co.	2	57
National Fuel Gas Co.	8	497
New Jersey Resources Corp.	8	330
NextEra Energy Inc.	13	1,714
NiSource Inc.	14	332
Northwest Natural Gas Co.	2	146
NorthWestern Corp.	5	266
NRG Energy Inc.	28	516
NRG Yield Inc. - Class A	4	63
NRG Yield Inc. - Class C (b)	6	110
OGE Energy Corp.	8	297
ONE Gas Inc.	5	342
Ormat Technologies Inc.	5	301
Otter Tail Corp.	4	138
Pattern Energy Group Inc. - Class A (b)	5	105
PG&E Corp.	14	928
Pinnacle West Capital Corp.	4	372
PNM Resources Inc.	7	270

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Portland General Electric Co.	9	381
PPL Corp.	18	676
Public Service Enterprise Group Inc.	14	604
SCANA Corp.	6	372
Sempra Energy	6	649
SJW Corp.	2	93
South Jersey Industries Inc.	8	280
Southern Co.	28	1,399
Southwest Gas Corp.	5	376
Spark Energy Inc. - Class A (b)	1	22
Spire Inc.	4	293
UGI Corp.	10	509
Unitil Corp.	1	63
Vectren Corp.	8	476
WEC Energy Group Inc.	12	757
Westar Energy Inc.	9	471
WGL Holdings Inc.	5	389
Xcel Energy Inc.	14	619
York Water Co.	1	51
		31,758
Total Common Stocks (cost $841,211)		1,047,431
RIGHTS 0.0%
Casa Lay (a) (d) (e)	14	14
Dyax Corp. (a) (d) (e)	3	3
Nexstar Broadcasting Inc. (a) (d) (e)	2	3
Property Development Center (a) (d) (e)	14	1
Total Rights (cost $19)		21
	Shares/Par†	Value
CORPORATE BONDS AND NOTES 0.0%
Industrials 0.0%
Mueller Industries Inc.
6.00%, 03/01/27	26	26
Total Corporate Bonds And Notes (cost $26)		26
SHORT TERM INVESTMENTS 1.6%
Investment Companies 0.6%
JNL Money Market Fund, 0.53% (f) (g)	6,452	6,452
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (g)	10,390	10,390
Total Short Term Investments (cost $16,842)		16,842
Total Investments 101.1% (cost $858,098)		1,064,320
Other Assets and Liabilities, Net (1.1)%		(12,032)
Total Net Assets 100.0%		$1,052,288

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Ambac Financial Group Inc.	06/10/14	$86	$77	—%
Ferroglobe Rep and Warranty Insurance Trust	11/21/12	—	—	—
		$86	$77	—%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 64.7%
Argentina 1.9%
Aeropuertos Argentina 2000 SA
6.88%, 02/01/27 (a)	300	$310
Banco Macro SA
6.75%, 11/04/26 (b) (c)	1,650	1,649
Pampa Energia SA
7.50%, 01/24/27 (a)	1,050	1,063
		3,022
Brazil 4.2%
Cosan Overseas Ltd.
8.25%, (callable at 100 beginning 05/05/17) (d)	2,500	2,506
JBS Investments GmbH
7.25%, 04/03/24	300	311
Marfrig Holdings Europe BV
8.00%, 06/08/23 (a)	700	731
7.00%, 03/15/24 (a)	800	794
Petrobras Global Finance BV
7.38%, 01/17/27	500	529
Pontis IV Ltd.
5.13%, 03/31/27 (a)	2,000	2,001
		6,872
Chile 8.8%
AES Gener SA
5.00%, 07/14/25	800	812
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	1,300	1,433
Cencosud SA
5.15%, 02/12/25	1,800	1,874
Colbun SA
6.00%, 01/21/20 (c)	1,395	1,512
E.CL SA
5.63%, 01/15/21	500	542
Empresa Electrica Angamos SA
4.88%, 05/25/29	400	402
Empresa Electrica Guacolda SA
4.56%, 04/30/25	1,800	1,737
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24	700	724
4.75%, 08/01/26	1,800	1,845
Engie Energia Chile SA
4.50%, 01/29/25	500	512
GNL Quintero SA
4.63%, 07/31/29	300	307
Guanay Finance Ltd.
6.00%, 12/15/20	1,547	1,588
Inversiones CMPC SA
4.38%, 04/04/27 (a)	1,000	995
		14,283
China 5.3%
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21	200	210
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	3,200	3,172
CNPC General Capital Ltd.
3.40%, 04/16/23	1,000	1,012
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26	3,500	3,246
Tencent Holdings Ltd.
2.88%, 02/11/20	1,000	1,010
		8,650
Colombia 2.8%
Avianca Holdings SA
8.38%, 05/10/20 (c)	1,000	994
Banco de Bogota SA
6.25%, 05/12/26 (a)	1,000	1,044
Banco GNB Sudameris SA
6.50%, 04/03/27 (a)	600	609
Bancolombia SA
6.13%, 07/26/20	800	861
	Shares/Par†	Value
Grupo Aval Ltd.
4.75%, 09/26/22	400	400
GrupoSura Finance SA
5.50%, 04/29/26	550	583
		4,491
Costa Rica 1.5%
Banco de Costa Rica
5.25%, 08/12/18	500	507
Banco Nacional de Costa Rica
5.88%, 04/25/21 (a)	1,900	1,933
		2,440
Dominican Republic 1.1%
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (c)	1,794	1,822
Guatemala 1.3%
Agromercantil Senior Trust
6.25%, 04/10/19	200	207
Industrial Senior Trust
5.50%, 11/01/22	2,000	1,995
		2,202
Hong Kong 2.1%
CK Hutchison International 17 Ltd.
3.50%, 04/05/27 (a)	3,000	2,991
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/22	400	408
		3,399
India 5.4%
Bharti Airtel Ltd.
4.38%, 06/10/25 (c)	2,000	2,000
BPRL International Singapore Pte Ltd.
4.38%, 01/18/27	2,600	2,648
Indian Oil Corp. Ltd.
5.63%, 08/02/21 (c)	1,500	1,644
ONGC Videsh Vankorneft Pte Ltd.
3.75%, 07/27/26	2,500	2,450
		8,742
Israel 2.3%
Delek & Avner Tamar Bond Ltd.
5.41%, 12/30/25 (a)	500	530
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (a)	3,100	3,257
		3,787
Jamaica 1.1%
Digicel Group Ltd.
7.13%, 04/01/22	2,400	1,866
Luxembourg 1.1%
Minerva Luxembourg SA
8.75%, (callable at 100 beginning 04/03/19) (d)	700	732
Telefonica Celular del Paraguay SA
6.75%, 12/13/22	1,000	1,030
		1,762
Malaysia 2.9%
Axiata Group Bhd
3.47%, 11/19/20	500	512
Gohl Capital Ltd.
4.25%, 01/24/27	1,500	1,515
Petronas Capital Ltd.
3.50%, 03/18/25	2,600	2,641
		4,668
Mexico 10.8%
Banco Mercantil del Norte SA
5.75%, 10/04/31 (b) (c)	2,000	1,957
5.75%, 10/04/31 (a)	800	783
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (b)	2,500	2,450
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24	775	801
BBVA Bancomer SA
6.01%, 05/17/22 (b)	1,400	1,396

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Comision Federal de Electricidad
4.75%, 02/23/27 (c)	4,000	4,009
6.13%, 06/16/45	600	619
Credito Real SAB de CV SOFOM ER
7.25%, 07/20/23 (a)	800	810
Grupo Idesa SA de CV
7.88%, 12/18/20 (c)	1,400	1,234
Grupo Posadas SAB de CV
7.88%, 06/30/22	2,000	2,075
Sixsigma Networks Mexico SA de CV
8.25%, 11/07/21 (c)	1,500	1,485
		17,619
Netherlands 2.8%
AES Andres BV
7.95%, 05/11/26 (a)	1,500	1,607
Petrobras Global Finance BV
7.25%, 03/17/44 (c)	3,000	2,962
		4,569
Panama 1.4%
Autoridad del Canal de Panama
4.95%, 07/29/35	200	219
ENA Norte Trust
4.95%, 04/25/23	951	982
Global Bank Corp.
5.13%, 10/30/19	800	822
4.50%, 10/20/21 (a)	200	199
		2,222
Peru 3.6%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (a)	1,297	1,390
6.88%, 04/30/43	898	961
Fondo Mivivienda SA
3.50%, 01/31/23 (a)	450	451
Transportadora de Gas del Peru SA
4.25%, 04/30/28 (c)	3,000	3,022
		5,824
Qatar 1.7%
Ooredoo International Finance Ltd.
3.88%, 01/31/28	2,800	2,750
Singapore 1.2%
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (d)	500	491
United Overseas Bank Ltd.
3.50%, 09/16/26	1,500	1,504
		1,995
South Korea 0.3%
Kia Motors Corp.
2.63%, 04/21/21	500	496
United States of America 1.1%
Reliance Holding USA Inc.
4.50%, 10/19/20	500	530
5.40%, 02/14/22	1,200	1,309
		1,839
Total Corporate Bonds And Notes (cost $103,696)		105,320
GOVERNMENT AND AGENCY OBLIGATIONS 32.8%
Argentina 3.4%
Argentina Republic Government International Bond
6.88%, 01/26/27 (a)	4,020	4,068
Provincia de Buenos Aires
7.88%, 06/15/27 (a)	1,500	1,519
		5,587
Brazil 1.8%
Brazil Government International Bond
5.63%, 01/07/41	3,000	2,917
Chile 1.2%
Chile Government International Bond
3.13%, 01/21/26	1,900	1,929
Colombia 0.4%
Colombia Government International Bond
4.50%, 01/28/26 (c)	700	739
	Shares/Par†	Value
Costa Rica 1.6%
Costa Rica Government International Bond
10.00%, 08/01/20	1,930	2,262
Instituto Costarricense de Electricidad
6.95%, 11/10/21	320	337
		2,599
Dominican Republic 3.5%
Dominican Republic International Bond
5.50%, 01/27/25 (c)	1,100	1,118
5.95%, 01/25/27 (a)	3,100	3,166
6.85%, 01/27/45	1,300	1,346
		5,630
Guatemala 1.7%
Guatemala Government Bond
4.50%, 05/03/26	1,900	1,893
4.88%, 02/13/28	800	814
		2,707
Indonesia 3.4%
Indonesia Government International Bond
5.88%, 03/13/20	1,500	1,640
4.35%, 01/08/27 (a)	1,500	1,552
Pertamina Persero PT
5.63%, 05/20/43	1,500	1,541
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27 (a)	800	803
		5,536
Mexico 4.4%
Mexico Government International Bond
4.15%, 03/28/27	2,000	2,035
4.75%, 03/08/44	1,100	1,070
United Mexican States
4.13%, 01/21/26 (c)	4,000	4,112
		7,217
Panama 3.1%
Panama Government International Bond
5.20%, 01/30/20	1,500	1,620
3.88%, 03/17/28	2,800	2,845
4.30%, 04/29/53	600	569
		5,034
Philippines 1.1%
Philippine Government International Bond
3.70%, 02/02/42	1,800	1,778
Poland 2.1%
Poland Government International Bond
5.13%, 04/21/21	2,500	2,738
3.25%, 04/06/26	700	694
		3,432
Qatar 1.2%
Qatar Government International Bond
2.38%, 06/02/21	2,000	1,978
South Korea 3.9%
Korea Development Bank
3.00%, 01/13/26 (c)	3,000	2,983
Korea International Bond
2.75%, 01/19/27	3,500	3,439
		6,422
Total Government And Agency Obligations (cost $52,842)		53,505
SHORT TERM INVESTMENTS 9.1%
Investment Companies 0.2%
JNL Money Market Fund, 0.53% (e) (f)	283	283
Securities Lending Collateral 8.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (f)	14,521	14,521
Total Short Term Investments (cost $14,804)		14,804
Total Investments 106.6% (cost $171,342)		173,629
Other Assets and Liabilities, Net (6.6)%		(10,745)
Total Net Assets 100.0%		$162,884

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

value and the percentage of net assets of these liquid securities was $32,606 and 20.0%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(c) All or portion of the security was on loan.

(d) Perpetual security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 41.9%
Ajax Mortgage Loan Trust
Series 2016-A-1, 4.25%, 07/25/47 (a) (b)	4,505	$4,450
ALM XIV Ltd.
Series 2014-A2-14A, 3.14%, 07/28/26 (a) (c)	4,000	4,000
ALM XIX LLC
Series 2016-A1-19A, 2.18%, 07/15/28 (a) (c)	5,000	5,050
Series 2016-A2-19A, 2.83%, 07/15/28 (a) (c)	5,000	5,050
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,941	1,693
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	1,650	1,310
American Capital CLO Ltd.
Series 2014-AR-1A, 2.21%, 07/18/26 (a) (c)	1,000	1,001
Americold LLC Trust
Series 2010-C-ARTA, REMIC, 6.81%, 01/14/21 (a)	410	458
Anchorage Capital CLO 5 Ltd.
Series 2014-A-5A, 2.62%, 10/15/26 (a) (c)	1,000	1,003
Anchorage Capital CLO Ltd.
Series 2012-A2R-1A, 3.12%, 01/13/27 (a) (c)	5,000	5,022
Apidos CLO XVIII
Series 2014-A1-18A, 2.45%, 07/22/26 (a) (c)	4,000	4,001
Apidos CLO XXIV
Series 2016-A2-24A, 3.03%, 07/20/27 (a) (c)	5,000	5,006
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (a)	4,706	4,711
Ares IIIR/IVR CLO Ltd.
Series 2007-A2-3RA, 1.24%, 04/16/21 (a) (c)	62	62
Avant Loans Funding Trust
Series 2016-A-B, 3.92%, 08/15/17 (a)	115	116
Series 2016-A-C, 2.96%, 09/16/19 (a)	316	316
Avery Point CLO Ltd.
Series 2014-A-1A, 2.56%, 04/25/26 (a) (c)	5,000	5,000
Babson CLO Ltd.
Series 2014-AR-3A, 2.50%, 01/15/26 (a) (c)	5,000	5,013
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	1,503	1,416
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	1,213	1,143
Banc of America Commercial Mortgage Trust
Series 2007-AM-5, REMIC, 5.77%, 10/10/17 (c)	160	163
Banc of America Re-Remic Trust
Series 2010-A4B2-UB3, 5.88%, 06/15/17 (a) (c)	2,467	2,465
Battalion CLO Ltd.
Series 2007-C-1A, 1.82%, 07/14/22 (a) (c)	1,000	990
BBCMS Trust
Series 2015-D-STP, REMIC, 4.28%, 09/10/20 (a) (c)	425	426
Series 2014-E-BXO, REMIC, 3.47%, 08/15/27 (a) (c)	2,669	2,657
Interest Only, Series 2017-XA-C1, REMIC, 1.53%, 02/15/50 (c)	22,893	2,532
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/05/20 (a) (c)	3,283	3,020
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 3.14%, 07/25/36 (c)	8,152	6,770
Bear Stearns Asset Backed Securities Trust
Series 2006-M1-2, REMIC, 1.40%, 07/25/36 (c)	3,407	3,378
BlueMountain CLO Ltd.
Series 2014-A-2A, 2.49%, 07/20/26 (a) (c)	1,500	1,503
Series 2015-B-4A, 3.28%, 01/20/27 (a) (c)	500	503
Series 2015-C-4A, 4.23%, 01/20/27 (a) (c)	500	503
Series 2015-D-2A, 4.57%, 07/18/27 (a) (c)	500	501
Series 2015-A1-3A, 2.51%, 10/20/27 (a) (c)	500	502
Series 2013-A1R-1A, 2.43%, 01/20/29 (a) (c)	1,000	1,004
CAM Mortgage Trust
Series 2016-A-1, REMIC, 4.00%, 01/15/56 (a) (c)	3,987	3,969
Carlyle Global Market Strategies CLO Ltd.
Series 2013-B-2A, 2.77%, 04/18/25 (a) (c)	1,000	1,000
Carlyle High Yield Partners X Ltd.
Series 2007-A2A-10A, 1.24%, 04/19/22 (a) (c)	222	222
Cent CDO 12 Ltd.
Series 2006-D-12A, 2.45%, 11/18/20 (a) (c)	2,000	1,956
	Shares/Par†	Value
Cent CLO 21 Ltd.
Series 2014-A1AR-21A, 2.25%, 07/27/26 (a) (c)	500	500
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C3, REMIC, 1.09%, 12/12/25 (c)	5,103	364
Series 2016-C-C4, REMIC, 4.88%, 04/10/26 (c)	2,332	2,385
Interest Only, Series 2016-XA-C4, REMIC, 1.77%, 05/10/58 (c)	18,763	2,147
Citigroup Commercial Mortgage Trust
Series 2015-A5-GC27, REMIC, 3.14%, 12/10/24	461	459
Series 2015-C-GC27, REMIC, 4.43%, 01/10/25 (c)	828	773
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	310
Interest Only, Series 2014-XA-GC19, REMIC, 1.23%, 03/10/47 (c)	40,270	2,389
Interest Only, Series 2014-XA-GC21, REMIC, 1.27%, 05/10/47 (c)	37,034	2,481
Interest Only, Series 2015-XA-GC35, REMIC, 0.90%, 11/10/48 (c)	4,033	210
Interest Only, Series 2016-XA-GC36, REMIC, 1.35%, 02/10/49 (c)	4,325	380
Interest Only, Series 2016-XA-GC37, REMIC, 1.81%, 04/10/49 (c)	8,594	1,022
Interest Only, Series 2016-XA-P3, REMIC, 1.71%, 04/15/49 (c)	7,697	854
Interest Only, Series 2016-XA-P5, REMIC, 1.56%, 10/10/49 (c)	11,454	1,146
Citigroup Mortgage Loan Trust
Series 2014-A2-J2, REMIC, 3.50%, 10/25/33 (a) (c)	2,011	2,013
CitiMortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,775	1,639
COBALT CMBS Commercial Mortgage Trust
Series 2007-AM-C3, REMIC, 5.88%, 07/15/17 (c)	2,332	2,368
Series 2007-AJFX-C2, REMIC, 5.57%, 04/15/47 (c)	1,750	1,768
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 3.26%, 12/17/18 (a) (c)	1,000	1,004
COMM Mortgage Trust
Series 2015-D-DC1, REMIC, 4.35%, 02/10/25 (a) (c)	1,750	1,418
Series 2016-C-CR28, REMIC, 4.65%, 12/10/25 (c)	450	437
Interest Only, Series 2015-XA-CR26, REMIC, 1.05%, 10/10/48 (c)	5,351	334
Series 2012-C-CR4, REMIC, 4.44%, 11/15/22 (a) (c)	673	657
Series 2013-D-LC13, REMIC, 5.04%, 09/10/23 (a) (c)	1,483	1,415
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.35%, 10/10/46 (c)	40,234	2,381
Commercial Mortgage Pass-Through Certificates
Series 2015-C-LC23, REMIC, 4.65%, 10/10/25 (c)	306	300
Interest Only, Series 2014-XA-UBS3, REMIC, 1.32%, 06/10/47 (c)	39,672	2,412
Commercial Mortgage Trust
Series 2007-AM-GG11, REMIC, 5.87%, 08/10/17 (c)	362	366
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40 (a)	3,344	3,326
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.06%, 02/15/41 (a) (c)	120	122
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,496	1,426
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (c)	201	201
Credit Suisse Mortgage Trust
Series 2017-A-1, 4.50%, 03/25/21 (a)	6,000	6,003
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.58%, 11/18/25 (c)	309	302
CSMC Trust
Series 2015-D-SAND, REMIC, 3.76%, 08/15/17 (a) (c)	500	501

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.50%, 05/10/49 (c)	13,718	1,390
Series 2016-C-C1, REMIC, 3.35%, 05/10/49 (c)	801	752
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 1.28%, 09/25/47 (c)	2,452	2,005
Dorchester Park CLO Ltd.
Series 2015-C-1A, 4.23%, 01/20/27 (a) (c)	1,000	1,010
Dryden XXXI Senior Loan Fund
Series 2014-B-31A, 2.92%, 04/18/26 (a) (c)	2,000	2,000
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (a) (c)	7,173	7,248
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20 (a)	2,000	1,978
Series 2016-B-3, 2.43%, 06/15/21 (a)	1,000	995
Flatiron CLO Ltd.
Series 2007-A1A-1A, 1.25%, 10/15/21 (a) (c)	93	93
Franklin CLO VI Ltd.
Series A-6A, 1.27%, 08/09/19 (a) (c)	272	272
Galaxy XV CLO Ltd.
Series 2013-A-15A, 2.27%, 04/15/25 (a) (c)	1,400	1,400
Series 2013-B-15A, 2.87%, 04/15/25 (a) (c)	1,000	1,005
GE Commercial Mortgage Corp Series Trust
Series 2007-AM-C1, REMIC, 5.61%, 12/10/49 (c)	500	497
GMAC Commercial Mortgage Securities Inc.
Series 2004-D-C3, REMIC, 5.04%, 12/10/41 (c)	1,057	1,083
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (a) (c)	800	792
GS Mortgage Securities Corp. II
Series 2007-A4-GG10, REMIC, 5.95%, 05/10/17 (c)	757	757
GS Mortgage Securities Trust
Interest Only, Series 2015-XA-GC34, REMIC, 1.37%, 10/10/25 (c)	3,469	291
Interest Only, Series 2014-XA-GC20, REMIC, 1.15%, 04/10/47 (c)	9,626	517
Interest Only, Series 2014-XA-GC24, REMIC, 0.86%, 09/10/47 (c)	10,494	471
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (a) (c)	201	166
Interest Only, Series 2015-XA-GS1, REMIC, 0.83%, 11/10/48 (c)	5,703	323
Series 2013-D-GC13, REMIC, 4.07%, 07/10/23 (a) (c)	662	596
GSCCRE Commercial Mortgage Trust
Series 2015-C-HULA, 3.66%, 08/15/17 (a) (c)	1,518	1,527
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.34%, 07/19/26 (a) (c)	5,400	5,400
Home Equity Loan Trust
Series 2007-2AV2-FRE1, REMIC, 1.14%, 04/25/37 (c)	3,000	2,799
Jamestown CLO III Ltd.
Series 2013-A1A-3A, 2.47%, 01/15/26 (a) (c)	3,000	3,007
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.67%, 10/15/25 (c)	420	397
Series 2015-C-C33, REMIC, 4.62%, 11/15/25 (c)	359	359
Interest Only, Series 2014-XA-C21, REMIC, 1.09%, 08/15/47 (c)	13,399	775
Interest Only, Series 2014-XA-C22, REMIC, 0.94%, 09/15/47 (c)	48,357	2,542
Interest Only, Series 2016-XA-C2, REMIC, 1.71%, 06/15/49 (c)	34,892	3,509
Series 2013-D-C15, REMIC, 5.05%, 10/15/23 (a) (c)	920	869
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C4, REMIC, 0.85%, 12/15/49 (c)	29,198	1,841
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.06%, 10/15/22 (a) (c)	1,199	1,205
Series 2016-C-ASH, 3.66%, 10/15/22 (a) (c)	677	681
Series 2008-A4-C2, REMIC, 6.07%, 01/12/18	365	369
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	251	251
Series 2007-AM-LD12, REMIC, 6.07%, 02/15/51 (c)	350	355
	Shares/Par†	Value
Series 2016-E-WPT, REMIC, 5.91%, 10/15/18 (a) (c)	1,873	1,903
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB18, REMIC, 5.47%, 02/12/17 (c)	187	187
Series 2007-A4-LD11, REMIC, 5.84%, 05/15/17 (c)	150	151
Series 2007-AM-C1, REMIC, 5.99%, 11/15/17 (c)	413	417
Interest Only, Series 2015-XA-JP1, REMIC, 1.15%, 01/15/49 (c)	4,970	286
Series 2007-AJ-CB20, REMIC, 6.18%, 02/12/51 (c)	400	409
Series 2015-F-JP1, REMIC, 4.74%, 12/15/25 (a) (c)	1,123	793
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (c)	997	1,012
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,000	987
Interest Only, Series 2016-XA-JP4, REMIC, 0.82%, 12/15/49 (c)	19,387	969
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (a)	1,857	1,772
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (a)	5,000	5,083
LB Commercial Mortgage Trust
Series 2007-AMFL-C3, REMIC, 6.05%, 06/15/17 (a) (c)	557	561
LB-UBS Commercial Mortgage Trust
Series 2007-AJ-C7, REMIC, 6.25%, 09/15/45 (c)	2,332	2,378
LCM LP
Series A-16A, 2.52%, 07/15/26 (a) (c)	1,750	1,755
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 1.95%, 06/10/25 (a) (c)	17,518	1,503
Madison Park Funding IV Ltd.
Series 2007-A1B-4A, 1.46%, 03/22/21 (a) (c)	500	491
MarketPlace Loan Trust
Series 2015-A-AV2, 4.00%, 10/15/21 (a)	279	280
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 5.84%, 07/12/17 (c)	1,854	1,823
Series 2006-AJ-C1, REMIC, 5.44%, 05/12/39 (c)	59	59
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.15%, 02/15/24 (c)	16,892	871
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (c)	420	426
Series 2015-D-C26, REMIC, 3.06%, 10/15/25 (a)	550	407
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (a)	297	188
Series 2015-C-C27, REMIC, 4.54%, 11/15/25 (c)	207	197
Interest Only, Series 2016-XA-C28, REMIC, 1.29%, 01/15/26 (c)	4,619	382
Series 2016-C-C29, REMIC, 4.75%, 04/15/26 (c)	2,371	2,374
Series 2015-D-C20, REMIC, 3.07%, 01/15/25 (a)	1,000	747
Morgan Stanley Capital I Trust
Series 2015-AFSC-XLF2, 3.91%, 11/15/17 (a) (c)	315	315
Interest Only, Series 2016-XA-UB12, 0.84%, 12/15/49 (c)	4,177	228
Interest Only, Series 2015-XA-UBS8, REMIC, 0.97%, 12/15/48 (c)	4,948	313
Morgan Stanley Re-REMIC Trust
Series 2010-A4B-GG10, RE-REMIC, 5.87%, 08/15/45 (a) (c)	3,067	3,066
Nationstar HECM Loan Trust
Series 2016-A-2A, 2.24%, 06/25/18 (a) (d)	3,642	3,666
OneMain Financial Issuance Trust
Series 2014-A-2A, 2.47%, 12/18/17 (a)	426	426
Series 2015-A-2A, 2.57%, 10/18/18 (a)	3,500	3,507
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (a)	3,000	2,972
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21 (a)	1,721	1,719
Palmer Square CLO Ltd.
Series 2013-A1B-2A, 3.12%, 10/17/25 (a)	2,000	2,000
Palmer Square Loan Funding Ltd.
Series 2016-A1-2A, 2.39%, 06/21/24 (a) (c)	7,163	7,162
Series 2016-A2-2A, 3.14%, 06/21/24 (a) (c)	1,150	1,150

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Progress Residential Trust
Series 2016-C-SFR1, REMIC, 3.41%, 09/17/18 (a) (c)	2,000	2,025
RALI Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,970	1,729
Residential Asset Securitization Trust
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	1,263	1,194
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,676	1,288
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	1,724	1,619
Seneca Park CLO Ltd.
Series 2014-B1-1A, 2.97%, 07/17/26 (a) (c)	3,000	3,011
Sierra Receivables Funding Co. LLC
Series 2016-A-3A, 2.43%, 05/20/24 (a)	5,519	5,457
Silverado CLO II Ltd.
Series 2006-A1-2A, 1.26%, 10/16/20 (a) (c)	41	41
Sofi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21 (a)	1,730	1,731
Series 2016-A-1, 3.26%, 07/25/21 (a)	3,031	3,024
Series 2017-A-1, 3.28%, 01/26/26 (a)	1,408	1,415
Series 2017-A-2, 3.28%, 02/25/26 (a)	1,000	1,000
Sofi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40 (a)	2,000	1,967
Sound Harbor Loan Fund Ltd.
Series 2014-A1-1A, 2.54%, 10/30/26 (a) (c)	2,000	2,001
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (a)	3,911	3,935
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (a)	4,000	4,038
Series 2016-A-AA, 2.90%, 03/15/20 (a)	5,000	5,028
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22 (a)	2,203	2,172
Stewart Park CLO Ltd.
Series 2015-B-1A, 3.02%, 04/15/26 (a) (c)	3,200	3,201
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.35%, 12/25/35 (c)	4,633	4,316
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	4,402	4,002
Sutherland Commercial Mortgage Loans LLC
Series 2015-A-SBC4, 4.00%, 06/25/39 (a)	615	613
Symphony CLO VIII LP
Series 2012-AR-8A, 2.11%, 01/09/23 (a) (c)	506	507
Symphony CLO XI Ltd.
Series 2013-A-11A, 2.32%, 01/17/25 (a) (c)	5,750	5,754
TCI-Cent Clo Ltd.
Series 2016-A1-1A, 2.45%, 12/21/29 (a) (c)	3,000	3,021
Series 2016-A2-1A, 3.13%, 12/21/29 (a) (c)	3,000	3,022
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 2.67%, 07/15/28 (a) (c)	4,000	4,036
Series 2016-B-1A, 3.37%, 07/15/28 (a) (c)	5,000	5,041
UBS-Barclays Commercial Mortgage Trust
Series 2013-D-C6, REMIC, 4.35%, 04/10/23 (a) (c)	1,185	1,062
Velocity Commercial Capital Loan Trust
Series 2016-AFX-1, REMIC, 3.53%, 04/25/46 (a) (c)	3,155	3,148
Venture CDO Ltd.
Series 2014-A1L-16A, 2.52%, 04/15/26 (a) (c)	2,000	2,000
Series 2014-A-17A, 2.50%, 07/15/26 (a) (c)	2,500	2,500
Venture VIII CDO Ltd.
Series 2007-A2A-8A, 1.26%, 07/22/21 (a) (c)	259	258
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.47%, 10/15/26 (a) (c)	3,000	3,000
Venture XX CLO Ltd.
Series 2015-A-20A, 2.51%, 04/15/27 (a) (c)	2,000	2,002
VOLT LI LLC
Series 2016-A1-NP11, 3.50%, 10/25/46 (a) (b)	4,763	4,798
VOLT LIV LLC
Series 2017-A1-NPL1, 3.62%, 02/25/47 (a) (b)	8,367	8,336
Voya CLO Ltd.
Series 2014-A1-4A, 2.52%, 10/14/26 (a) (c)	4,500	4,507
Wachovia Bank Commercial Mortgage Trust
Series 2007-AM-C34, REMIC, 5.82%, 09/15/17 (c)	65	66
	Shares/Par†	Value
Series 2007-AJ-C33, REMIC, 6.05%, 02/15/51 (c)	481	483
Series 2007-AM-C33, REMIC, 6.05%, 02/15/51 (c)	500	504
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.03%, 12/15/48 (c)	5,094	314
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,550	1,457
Wells Fargo Commercial Mortgage Trust
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (a)	325	267
Interest Only, Series 2015-XA-C31, REMIC, 1.11%, 07/15/25 (c)	4,453	305
Series 2015-C-C31, REMIC, 4.61%, 11/15/25 (c)	400	405
Series 2015-D-NXS4, REMIC, 3.60%, 11/18/25 (c)	375	325
Series 2015-C-NXS4, REMIC, 4.60%, 11/18/25 (c)	310	317
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	378
Series 2015-C-LC22, REMIC, 4.54%, 09/15/58 (c)	302	304
Series 2016-C-C32, REMIC, 4.72%, 01/15/59 (c)	311	301
Interest Only, Series 2016-XA-C33, REMIC, 1.81%, 03/15/59 (c)	2,860	312
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	3,686	3,642
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	1,398	1,368
Series 2007-A1-AR4, REMIC, 3.13%, 08/25/37 (c)	1,723	1,643
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.91%, 12/15/46 (c)	62,432	2,325
Interest Only, Series 2014-XA-C19, REMIC, 1.22%, 03/15/47 (c)	48,960	2,713
Interest Only, Series 2014-XA-C21, REMIC, 1.15%, 08/15/47 (c)	3,294	191
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (a) (c)	4,867	4,867
Total Non-U.S. Government Agency Asset-Backed Securities (cost $371,494)		372,446
CORPORATE BONDS AND NOTES 13.9%
Consumer Discretionary 0.5%
Amazon.com Inc.
2.60%, 12/05/19	1,240	1,264
Comcast Corp.
5.88%, 02/15/18	740	768
Globo Comunicacao e Participacoes SA
5.31%, 05/11/22 (b)	400	400
Kia Motors Corp.
2.63%, 04/21/21 (a)	1,500	1,489
Newell Rubbermaid Inc.
2.60%, 03/29/19 (e)	217	220
TV Azteca SAB de CV
7.50%, 05/25/18	300	299
		4,440
Consumer Staples 1.2%
CK Hutchison International 17 Ltd.
2.88%, 04/05/22 (a)	1,500	1,501
CVS Health Corp.
1.90%, 07/20/18	1,610	1,613
General Mills Inc.
2.20%, 10/21/19	1,278	1,284
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,270	1,272
Kroger Co.
6.15%, 01/15/20	935	1,030
Minerva Luxembourg SA
8.75%, (callable at 100 beginning 04/03/19) (f)	300	314
Molson Coors Brewing Co.
1.45%, 07/15/19	730	720
PepsiCo Inc.
2.15%, 10/14/20	915	919

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Philip Morris International Inc.
5.65%, 05/16/18	1,047	1,094
Reynolds American Inc.
3.25%, 06/12/20	905	929
Want Want China Finance Ltd.
1.88%, 05/14/18 (a)	500	498
		11,174
Energy 1.3%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,300	1,384
BP Capital Markets Plc
1.68%, 05/03/19	1,090	1,085
Chevron Corp.
1.56%, 05/16/19	380	379
1.99%, 03/03/20	500	501
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (a)	1,600	1,659
Kinder Morgan Inc.
3.05%, 12/01/19	965	980
ONGC Videsh Ltd.
3.25%, 07/15/19	1,500	1,520
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	200	196
Petronas Capital Ltd.
3.13%, 03/18/22	200	201
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	1,500	1,511
Reliance Holding USA Inc.
4.50%, 10/19/20	500	530
5.40%, 02/14/22	400	436
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,000	997
		11,379
Financials 6.4%
Agromercantil Senior Trust
6.25%, 04/10/19	625	645
American Express Credit Corp.
1.80%, 07/31/18	855	856
2.25%, 08/15/19	350	352
2.20%, 03/03/20	140	140
American Honda Finance Corp.
1.70%, 02/22/19	1,085	1,084
1.20%, 07/12/19	535	527
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	685	685
Banco de Costa Rica
5.25%, 08/12/18	1,100	1,115
Banco de Credito del Peru
4.25%, 04/01/23	1,500	1,553
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (c)	1,500	1,470
Banco Nacional de Costa Rica
4.88%, 11/01/18	500	506
Banco Regional SAECA
8.13%, 01/24/19	200	213
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24	1,700	1,758
Bancolombia SA
6.13%, 07/26/20	300	323
Bank of America Corp.
2.00%, 01/11/18	2,025	2,031
Bank of Montreal
1.50%, 07/18/19	1,040	1,029
2.10%, 12/12/19	490	492
BB&T Corp.
2.25%, 02/01/19	805	811
BBVA Bancomer SA
6.01%, 05/17/22 (c)	1,500	1,496
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	960	964
1.30%, 08/15/19	660	653
Capital One Financial Corp.
2.45%, 04/24/19	730	735
	Shares/Par†	Value
Caterpillar Financial Services Corp.
1.70%, 06/16/18	525	525
2.10%, 01/10/20	635	634
Citigroup Inc.
2.05%, 12/07/18	1,585	1,588
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,500	1,496
Commonwealth Bank of Australia
2.25%, 03/10/20 (a)	475	475
Corp. Financiera de Desarrollo SA
3.25%, 07/15/19	1,500	1,526
Corpbanca SA
3.88%, 09/22/19	250	257
Daimler Finance North America LLC
2.25%, 03/02/20 (a)	1,075	1,074
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (f)	1,700	1,671
ENA Norte Trust
4.95%, 04/25/23	396	409
Fondo Mivivienda SA
3.38%, 04/02/19	500	508
General Motors Financial Co. Inc.
3.15%, 01/15/20	780	793
Global Bank Corp.
4.50%, 10/20/21	500	495
4.50%, 10/20/21 (a)	1,000	995
Goldman Sachs Group Inc.
2.90%, 07/19/18	670	679
2.30%, 12/13/19	585	586
Guanay Finance Ltd.
6.00%, 12/15/20	1,291	1,325
Industrial Senior Trust
5.50%, 11/01/22	500	499
IOI Investment L Bhd
4.38%, 06/27/22	600	619
John Deere Capital Corp.
1.60%, 07/13/18	349	349
1.95%, 01/08/19	530	532
JPMorgan Chase & Co.
2.25%, 01/23/20	1,305	1,308
Malayan Banking Bhd
3.25%, 09/20/22 (c)	1,000	1,003
Morgan Stanley
2.45%, 02/01/19	1,590	1,605
MUFG Americas Holdings Corp.
1.63%, 02/09/18	386	386
2.25%, 02/10/20	630	630
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19	1,055	1,064
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24	1,675	1,718
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 - 06/02/25 (g)	1,194	1,010
Petrobras Global Finance BV
6.13%, 01/17/22	300	315
PNC Funding Corp.
4.38%, 08/11/20	715	761
Prudential Financial Inc.
7.38%, 06/15/19	640	713
Royal Bank of Canada
2.00%, 12/10/18	1,405	1,410
Shell International Finance BV
1.38%, 05/10/19	745	738
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	705	699
Synchrony Financial
3.00%, 08/15/19	595	604
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (a)	720	732
Toronto-Dominion Bank
1.75%, 07/23/18	1,250	1,253
Toyota Motor Credit Corp.
1.55%, 07/13/18	400	400
1.70%, 02/19/19	290	290

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
United Overseas Bank Ltd.
3.75%, 09/19/24	600	611
3.50%, 09/16/26	700	702
Wells Fargo & Co.
1.50%, 01/16/18	1,085	1,084
Westpac Banking Corp.
1.95%, 11/23/18	650	651
1.60%, 08/19/19	460	455
		56,615
Health Care 1.4%
AbbVie Inc.
1.80%, 05/14/18	1,215	1,216
AstraZeneca Plc
1.75%, 11/16/18	905	905
Cardinal Health Inc.
1.95%, 06/15/18	1,150	1,153
Celgene Corp.
2.13%, 08/15/18	1,180	1,185
Express Scripts Holding Co.
2.25%, 06/15/19	1,065	1,067
Laboratory Corp. of America Holdings
2.50%, 11/01/18	1,065	1,073
Medtronic Global Holdings SCA
1.70%, 03/28/19	1,365	1,364
Medtronic Inc.
1.50%, 03/15/18	815	815
Mylan NV
2.50%, 06/07/19	1,285	1,291
Teva Pharmaceutical Finance III BV
1.70%, 07/19/19	345	341
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	1,035	1,038
WellPoint Inc.
1.88%, 01/15/18	225	225
2.30%, 07/15/18	1,075	1,080
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	218	218
		12,971
Industrials 0.4%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	700	705
Aeropuerto Internacional de Tocumen SA
5.75%, 10/09/23	1,394	1,488
Hutchison Whampoa International 12 Ltd.
6.00%, (callable at 100 beginning 05/07/17) (f)	400	401
United Technologies Corp.
1.50%, 11/01/19	1,255	1,246
		3,840
Information Technology 0.7%
Apple Inc.
1.90%, 02/07/20	890	892
Broadcom Corp.
2.38%, 01/15/20 (a)	575	575
Cisco Systems Inc.
1.40%, 09/20/19	1,275	1,265
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	1,357	1,373
Microsoft Corp.
1.85%, 02/06/20	635	636
Oracle Corp.
2.25%, 10/08/19	495	501
Tencent Holdings Ltd.
2.88%, 02/11/20	1,000	1,010
		6,252
Materials 0.2%
Inversiones CMPC SA
4.75%, 01/19/18	1,100	1,114
4.50%, 04/25/22	600	619
		1,733
Real Estate 0.3%
Boston Properties LP
5.88%, 10/15/19	900	974
	Shares/Par†	Value
Simon Property Group LP
2.15%, 09/15/17	345	346
2.20%, 02/01/19	990	995
		2,315
Telecommunication Services 0.9%
America Movil SAB de CV
3.13%, 07/16/22	500	504
Axiata Group Bhd
3.47%, 11/19/20	1,500	1,535
British Telecommunications Plc
5.95%, 01/15/18	1,000	1,033
Digicel Group Ltd.
8.25%, 09/30/20	800	687
7.13%, 04/01/22	200	156
Orange SA
2.75%, 02/06/19	1,116	1,129
Telefonica Celular del Paraguay SA
6.75%, 12/13/22	200	206
Telefonica Chile SA
3.88%, 10/12/22	1,000	1,023
Verizon Communications Inc.
2.95%, 03/15/22 (a)	1,432	1,424
		7,697
Utilities 0.6%
AES Gener SA
5.25%, 08/15/21	200	211
Comision Federal de Electricidad
4.88%, 05/26/21	1,500	1,573
Consolidated Edison Inc.
2.00%, 03/15/20	355	354
Duke Energy Corp.
1.63%, 08/15/17	1,075	1,076
Duke Energy Florida LLC
1.85%, 01/15/20	585	585
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	300	336
Inkia Energy Ltd.
8.38%, 04/04/21	400	410
Southern Co.
2.45%, 09/01/18	1,014	1,022
1.85%, 07/01/19	35	35
		5,602
Total Corporate Bonds And Notes (cost $123,987)		124,018
VARIABLE RATE SENIOR LOAN INTERESTS 6.2% (c)
Consumer Discretionary 1.8%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.40%, 02/16/24	1,183	1,184
American Axle and Manufacturing Inc.
Term Loan B, 0.00%, 03/08/24 (h)	125	125
Charter Communications Operating LLC
Term Loan I, 3.23%, 01/15/24	1,179	1,184
CSC Holdings LLC
Term Loan, 3.94%, 10/15/24	897	894
1st Lien Term Loan, 0.00%, 07/15/25 (h)	285	285
Eldorado Resorts LLC
Term Loan B, 0.00%, 03/16/24 (h)	625	623
Federal-Mogul Holdings Corp.
Term Loan C, 4.75%, 04/15/21	1,195	1,190
Leslie's Poolmart Inc.
Term Loan, 5.25%, 08/09/23	1,177	1,180
LTF Merger Sub Inc.
Term Loan B, 4.00%, 06/10/22	1,180	1,182
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.28%, 04/15/23	1,178	1,183
Party City Holdings Inc.
Term Loan, 3.86%, 08/19/22	1,184	1,180
Revlon Consumer Products Corp.
Term Loan B, 4.28%, 07/14/23	1,181	1,179
Scientific Games International Inc.
Term Loan B-3, 4.85%, 10/01/21	1,165	1,179
Sophia LP
Term Loan B, 4.25%, 09/30/22	1,185	1,184

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Tribune Media Co.
Term Loan, 3.78%, 12/27/20	42	42
Term Loan C, 3.78%, 01/27/24	521	523
Univision Communications Inc.
Term Loan C-5, 3.75%, 03/15/24	384	381
WMG Acquisition Corp.
Term Loan C, 3.75%, 11/19/23	1,180	1,183
		15,881
Consumer Staples 0.2%
Albertsons LLC
Term Loan B-4, 3.78%, 08/25/21	1,171	1,176
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.75%, 01/27/24	965	942
2nd Lien Term Loan, 8.50%, 01/27/25	126	123
		2,241
Energy 0.3%
EFS Cogen Holdings I LLC
Term Loan B, 4.50%, 06/30/23	1,175	1,184
Peabody Energy Corp.
Term Loan, 0.00%, 02/08/22 (h)	1,170	1,169
		2,353
Financials 1.0%
AlixPartners LLP
Term Loan B, 0.00%, 07/28/22 - 04/29/24 (h)	1,760	1,764
Asurion LLC
Term Loan B-2, 4.03%, 06/20/20	1,166	1,173
Avolon (Luxembourg) SARL
Term Loan B-2, 3.73%, 01/20/22	1,170	1,185
Capital Automotive LP
2nd Lien Term Loan, 7.00%, 03/21/25	120	121
Cision US Inc.
Term Loan B, 7.00%, 06/16/23	1,175	1,180
INEOS US Finance LLC
Term Loan, 3.53%, 03/31/24	65	65
Lightstone Generation LLC
Term Loan B, 6.54%, 12/15/23	347	349
Term Loan C, 6.54%, 12/15/23	33	33
SolarWinds Holdings Inc.
Term Loan, 4.50%, 02/05/23	1,177	1,176
Solera LLC
Term Loan B, 4.25%, 02/28/23	1,177	1,182
TKC Holdings Inc.
Term Loan, 4.75%, 01/13/23	1,175	1,186
		9,414
Health Care 1.1%
Change Healthcare Holdings Inc.
Term Loan B, 3.75%, 02/02/24	1,180	1,181
Community Health Systems Inc.
Term Loan G, 3.75%, 12/31/19	1,190	1,182
Envision Healthcare Corp.
Term Loan B, 4.15%, 11/15/23	1,167	1,176
Grifols Worldwide Operations USA Inc.
Term Loan, 3.20%, 01/23/25	1,180	1,182
HCA Inc.
Term Loan B-6, 4.03%, 03/18/23	1,180	1,185
Jaguar Holding Co. II
Term Loan B, 4.25%, 08/05/22	1,179	1,182
Mallinckrodt International Finance SA
Term Loan B, 3.75%, 09/24/24	90	90
Nature's Bounty Co.
Term Loan B, 4.50%, 05/05/23	1,175	1,182
Select Medical Corp.
Term Loan B, 4.50%, 02/13/24	315	318
Team Health Holdings Inc.
1st Lien Term Loan, 3.75%, 01/12/24	1,190	1,181
		9,859
Industrials 0.2%
BE Aerospace Inc.
Term Loan B, 4.00%, 11/12/21	650	649
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.25%, 05/02/22	1,170	1,181
		1,830
	Shares/Par†	Value
Information Technology 0.6%
Dell Inc.
Term Loan B, 3.50%, 09/07/23	1,770	1,776
First Data Corp.
Term Loan, 3.98%, 03/24/21	600	604
Kronos Inc.
1st Lien Term Loan, 5.03%, 10/18/23	1,167	1,173
Lumileds Holding BV
Term Loan B, 0.00%, 03/17/24 (h)	800	805
Quest Software US Holdings Inc.
Term Loan B, 7.00%, 09/08/20	1,163	1,179
Sabre GLBL Inc.
Term Loan B, 3.53%, 02/16/24	35	35
		5,572
Materials 0.7%
Avantor Performance Materials Holdings LLC
Delayed Draw Term Loan, 0.00%, 06/21/22 (h)	52	52
1st Lien Term Loan, 5.00%, 03/09/24	1,233	1,240
Berry Plastics Group Inc.
Term Loan I, 3.28%, 10/01/22	1,141	1,147
Fairmount Santrol Inc.
Term Loan B-2, 4.50%, 09/05/19	335	328
Kraton Polymers LLC
Term Loan B, 5.00%, 01/06/22	808	815
Reynolds Group Holdings Inc.
Term Loan, 3.78%, 01/14/23	1,173	1,177
Univar Inc.
Term Loan B, 3.61%, 07/01/22	1,178	1,180
		5,939
Telecommunication Services 0.3%
Level 3 Financing Inc.
Term Loan B, 3.23%, 02/17/24	1,180	1,181
Telesat Canada
Term Loan B-4, 3.85%, 11/17/23	1,166	1,175
		2,356
Total Variable Rate Senior Loan Interests (cost $55,664)		55,445
GOVERNMENT AND AGENCY OBLIGATIONS 24.9%
Collateralized Mortgage Obligations 2.1%
Federal Home Loan Mortgage Corp.
Series HA-4582, REMIC, 3.00%, 09/15/45	4,287	4,340
Series BA-4642, REMIC, 3.00%, 02/15/41	8,667	8,779
Federal National Mortgage Association
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	5,872	5,937
		19,056
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (c)	13,053	832
Mortgage-Backed Securities 3.2%
Federal Home Loan Mortgage Corp.
3.50%, 03/01/46	9,560	9,815
Federal National Mortgage Association
3.50%, 01/01/46	3,622	3,692
3.00%, 11/01/46	14,696	14,520
		28,027
Sovereign 2.5%
Banco del Estado de Chile
3.88%, 02/08/22	1,500	1,555
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	1,500	1,510
Chile Government International Bond
3.25%, 09/14/21	1,000	1,034
2.25%, 10/30/22	400	392
Costa Rica Government International Bond
10.00%, 08/01/20	400	469
Dominican Republic International Bond
7.50%, 05/06/21	1,000	1,105
Export-Import Bank of India
3.13%, 07/20/21	1,500	1,510
Export-Import Bank of Korea
2.13%, 02/11/21	500	489

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Guatemala Government Bond
5.75%, 06/06/22	800	876
Indonesia Government International Bond
4.88%, 05/05/21	500	534
3.70%, 01/08/22	200	204
3.70%, 01/08/22 (a)	200	204
Instituto Costarricense de Electricidad
6.95%, 11/10/21	900	947
Israel Electric Corp. Ltd.
5.63%, 06/21/18	1,500	1,558
Korea Development Bank
2.50%, 01/13/21	300	298
2.63%, 02/27/22	1,900	1,889
Mexico Government International Bond
3.50%, 01/21/21	2,500	2,593
Nacional Financiera SNC
3.38%, 11/05/20	1,200	1,218
Panama Government International Bond
5.20%, 01/30/20	1,100	1,188
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19	200	214
Poland Government International Bond
5.13%, 04/21/21	1,000	1,095
Qatar Government International Bond
2.38%, 06/02/21	1,500	1,483
		22,365
U.S. Treasury Securities 17.0%
U.S. Treasury Note
0.75%, 01/31/18	24,450	24,393
1.00%, 12/31/17 - 03/15/18	39,600	39,590
0.75%, 10/31/18	19,900	19,760
0.88%, 11/30/17 - 09/15/19	45,950	45,665
1.63%, 06/30/19 - 06/30/20	21,200	21,296
		150,704
Total Government And Agency Obligations (cost $221,682)		220,984
	Shares/Par†	Value
SHORT TERM INVESTMENTS 10.8%
Investment Companies 10.8%
JNL Money Market Fund, 0.53% (i) (j)	95,985	95,985
Total Short Term Investments (cost $95,985)		95,985
Total Investments 97.7% (cost $868,812)		868,878
Other Derivative Instruments 6.1%		53,876
Other Assets and Liabilities, Net (3.8)%		(33,847)
Total Net Assets 100.0%		$888,907

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $269,560 and 30.3%, respectively.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(c) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) Perpetual security.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

OTC Total Return Swap Agreements
Reference Entity*	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
INDEX
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	05/19/17	5,700	$293
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/07/17	20,600	169
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/07/17	200	2
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	08/25/17	730	30
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	06/23/17	48,400	2,505
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/07/17	200	(1)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/07/17	2,500	(8)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/07/17	600	4
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/21/17	47,000	6,093
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/07/17	1,700	4
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/07/17	53,000	143
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	05/19/17	4,300	210
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/21/17	99,000	14,518
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	05/19/17	90,000	10,149
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	06/23/17	800	27
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	08/25/17	24,270	311
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/07/17	400	4
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	06/23/17	50,000	6,139
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/21/17	15,400	737
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	09/22/17	100,000	843
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/07/17	700	(2)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/07/17	800	(1)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	08/25/17	75,000	4,562
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/21/17	35,000	4,315
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/07/17	300	—
Shiller Barclays CAPE US Sector Index	BNP	Fixed Rate of 0.43%	05/18/17	50,000	644
Shiller Barclays CAPE US Sector Index	BNP	Fixed Rate of 0.43%	06/15/17	60,000	(406)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity*	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE US Sector Index	BNP	Fixed Rate of 0.43%	04/20/17	50,000	2,592
					$53,876

*Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of twelve months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. At March 31, 2017, the four sectors and their weightings were as follows: Industrials 24.6%, Information Technology 25.3%, Health Care 24.7% and Consumer Discretionary 25.4%.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/FPA + DoubleLine Flexible Allocation Fund
COMMON STOCKS 58.9%
Consumer Discretionary 6.9%
Liberty Media Group (a) (b)	646	$20,963
Media Group Holdings LLC (a) (b) (c) (d) (e)	33,238	4,267
Naspers Ltd. - Class N	462	79,653
WPP Plc	1,479	32,418
		137,301
Consumer Staples 0.6%
Unilever NV - CVA	247	12,294
Energy 1.4%
Gazprom OAO - ADR	1,788	8,003
Lukoil PJSC - ADR	205	10,866
Occidental Petroleum Corp.	87	5,539
Rosneft OAO - GDR	805	4,583
		28,991
Financials 16.7%
American Express Co.	364	28,791
American International Group Inc.	1,105	68,955
Aon Plc - Class A (f)	564	66,954
Bank of America Corp.	2,653	62,581
Citigroup Inc. (f)	1,170	70,010
Groupe Bruxelles Lambert SA	402	36,448
		333,739
Health Care 2.4%
Mylan NV (a)	594	23,168
Thermo Fisher Scientific Inc.	160	24,556
		47,724
Industrials 8.6%
Arconic Inc.	2,145	56,506
General Electric Co. (f)	894	26,653
Jardine Strategic Holdings Ltd.	1	38
Jardine Strategic Holdings Ltd.	371	15,566
United Technologies Corp. (f)	663	74,367
		173,130
Information Technology 20.9%
Alphabet Inc. - Class A (a)	31	26,307
Alphabet Inc. - Class C (a)	31	25,812
Analog Devices Inc.	447	36,666
Baidu.com - Class A - ADR (a)	181	31,157
Cisco Systems Inc. (f)	1,442	48,746
Microsoft Corp.	832	54,788
Oracle Corp. (f)	2,246	100,204
QUALCOMM Inc.	299	17,131
TE Connectivity Ltd.	630	46,947
Yahoo! Inc. (a)	683	31,690
		419,448
Materials 1.4%
Alcoa Corp.	545	18,738
MMC Norilsk Nickel - ADR	617	9,680
		28,418
Total Common Stocks (cost $1,073,319)		1,181,045
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.1%
A10 Securitization LLC
Series 2016-A1-1, 2.42%, 03/15/35 (g)	1,239	1,230
Agate Bay Mortgage Trust
Series 2015-A3-6, REMIC, 3.50%, 11/25/35 (g) (h)	6,112	6,153
ALM XIX LLC
Series 2016-A1-19A, 2.18%, 07/15/28 (g) (h)	5,000	5,050
Series 2016-A2-19A, 2.83%, 07/15/28 (g) (h)	5,000	5,050
American Capital CLO Ltd.
Series 2014-AR-1A, 2.21%, 07/18/26 (g) (h)	1,500	1,501
Anchorage Capital CLO Ltd.
Series 2012-A2R-1A, 3.12%, 01/13/27 (g) (h)	5,000	5,022
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (g)	9,411	9,422
Avery Point CLO Ltd.
Series 2014-A-1A, 2.56%, 04/25/26 (g) (h)	5,000	5,000
Babson CLO Ltd.
Series 2014-AR-3A, 2.50%, 01/15/26 (g) (h)	2,000	2,005
	Shares/Par†	Value
Banc of America Commercial Mortgage Trust
Series 2007-AM-2, REMIC, 5.80%, 04/10/49 (h)	29	29
Interest Only, Series 2016-XA-UB10, REMIC, 2.01%, 06/15/49 (h)	9,634	1,154
Banc of America Re-Remic Trust
Series 2010-A4B2-UB3, 5.88%, 06/15/17 (g) (h)	1,405	1,404
Bayview Opportunity Master Fund IIIB Trust
Series 2016-A1-RPL4, 3.47%, 07/28/18 (g) (i)	7,044	6,995
BBCMS Trust
Series 2014-E-BXO, REMIC, 3.47%, 08/15/27 (g) (h)	1,094	1,089
Interest Only, Series 2017-XA-C1, REMIC, 1.53%, 02/15/50 (h)	10,066	1,113
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 3.14%, 07/25/36 (h)	10,255	8,516
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-AM-PW16, REMIC, 5.77%, 06/11/40 (h)	1,178	1,181
Series 2007-AM-PW17, REMIC, 5.89%, 08/11/17 (h)	1,414	1,433
BlueMountain CLO Ltd.
Series 2014-A-2A, 2.49%, 07/20/26 (g) (h)	3,000	3,007
Catamaran CLO Ltd.
Series 2014-A1-1A, 2.58%, 04/20/26 (g) (h)	900	902
CD Commercial Mortgage Trust
Series 2007-AJ-CD5, REMIC, 6.16%, 10/15/17 (h)	800	812
Cent CDO 12 Ltd.
Series 2006-D-12A, 2.45%, 11/18/20 (g) (h)	2,050	2,004
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.77%, 05/10/58 (h)	10,032	1,148
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 2.77%, 11/15/31 (g) (h)	561	561
CGCMT Trust
Series 2010-JA4B-RR2, REMIC, 6.07%, 01/19/18 (g)	1,022	1,036
Chicago Skyscraper Trust
Series 2017-B-SKY, 2.01%, 02/15/19 (g) (h)	364	364
Series 2017-C-SKY, 2.16%, 02/15/19 (g) (h)	202	202
Citigroup Commercial Mortgage Trust
Interest Only, Series 2016-XA-GC36, REMIC, 1.35%, 02/10/49 (h)	3,247	285
Series 2008-AMA-C7, REMIC, 6.13%, 12/10/49 (h)	1,248	1,273
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 3.25%, 08/25/37 (h)	3,601	3,196
COBALT CMBS Commercial Mortgage Trust
Series 2007-AM-C3, REMIC, 5.88%, 07/15/17 (h)	1,248	1,267
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 3.26%, 12/17/18 (g) (h)	1,000	1,004
Commercial Mortgage Loan Trust
Series 2008-A4B-LS1, REMIC, 6.10%, 09/10/17 (h)	1,324	1,337
Interest Only, Series 2013-XA-CR12, REMIC, 1.35%, 10/10/46 (h)	6,998	414
Commercial Mortgage Pass-Through Certificates
Series 2007-AM-C2, REMIC, 5.61%, 01/15/49 (h)	24	24
Commonbond Student Loan Trust
Series 2016-A1-B, 2.73%, 10/25/40 (g)	3,638	3,572
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.06%, 02/15/41 (g) (h)	1,066	1,085
Credit Suisse Mortgage Trust
Series 2017-B-HD, 2.26%, 02/15/31 (g) (h)	341	341
Series 2017-C-HD, 2.61%, 02/15/31 (g) (h)	164	164
Series 2017-D-HD, 3.41%, 02/15/31 (g) (h)	353	353
CSAIL Commercial Mortgage Trust
Interest Only, Series 2016-XA-C6, REMIC, 1.81%, 01/15/49 (h)	13,354	1,521
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34 (g)	6,139	6,137

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (g) (h)	11,954	12,079
Franklin CLO VI Ltd.
Series A-6A, 1.27%, 08/09/19 (g) (h)	271	270
FREMF Mortgage Trust
Series 2016-B-KF22, REMIC, 5.83%, 07/25/23 (g) (h)	1,085	1,088
GMAC Commercial Mortgage Securities Inc.
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (g) (h)	1,087	1,076
GS Mortgage Securities Corp. II
Series 2007-A4-GG10, REMIC, 5.95%, 05/10/17 (h)	544	544
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.28%, 10/10/49 (h)	10,817	952
Interest Only, Series 2013-XA-GC10, REMIC, 1.59%, 02/10/46 (h)	14,159	992
Interest Only, Series 2016-XA-GS2, REMIC, 1.67%, 05/10/49 (h)	14,026	1,524
Invitation Homes Trust
Series 2015-A-SFR3, REMIC, 2.21%, 08/17/17 (g) (h)	1,471	1,481
Jamestown CLO III Ltd.
Series 2013-A1A-3A, 2.47%, 01/15/26 (g) (h)	2,000	2,005
Jamestown CLO Ltd.
Series 2014-A1A-4A, 2.52%, 07/15/26 (g) (h)	4,000	3,998
JPMBB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.71%, 06/15/49 (h)	18,666	1,877
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.06%, 10/15/22 (g) (h)	596	599
Series 2016-C-ASH, 3.66%, 10/15/22 (g) (h)	337	339
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB20, REMIC, 5.98%, 09/12/17 (h)	1,442	1,463
Series 2007-AM-CB19, REMIC, 5.83%, 02/12/49 (h)	851	852
Series 2014-A-FL6, REMIC, 2.31%, 11/15/31 (g) (h)	148	148
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,138	1,124
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (h)	1,863	1,861
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (g)	1,022	975
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (g)	7,000	7,116
LB Commercial Mortgage Trust
Series 2007-A4-C3, REMIC, 6.05%, 06/15/17 (h)	1,109	1,114
LB-UBS Commercial Mortgage Trust
Series 2007-AM-C2, REMIC, 5.49%, 02/15/40	924	924
Series 2007-AJ-C7, REMIC, 6.25%, 09/15/45 (h)	1,248	1,273
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.39%, 03/10/50 (g) (h)	7,671	452
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 5.84%, 07/12/17 (h)	1,022	1,005
Mill City Mortgage Loan Trust
Series 2017-A1-1, REMIC, 2.75%, 11/25/58 (g) (h)	5,000	4,976
ML-CFC Commercial Mortgage Trust
Series 2007-A4-7, REMIC, 5.79%, 06/12/50 (h)	801	801
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.14%, 12/15/47 (h)	24,953	1,358
Morgan Stanley Capital I Trust
Series 2007-AM-IQ16, REMIC, 6.07%, 11/12/17 (h)	756	771
Series 2006-J-XLF, REMIC, 1.34%, 07/15/19 (g) (h)	1,978	1,972
Series 2017-A-PRME, REMIC, 1.81%, 02/15/19 (g) (h)	1,087	1,094
	Shares/Par†	Value
Morgan Stanley Re-REMIC Trust
Series 2010-A4B-GG10, RE-REMIC, 5.87%, 08/15/45 (g) (h)	1,405	1,405
Octagon Investment Partners XXVII Ltd.
Series 2016-D-1A, 5.37%, 07/15/27 (g) (h)	1,000	1,004
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (g)	7,358	7,373
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (g)	2,000	1,982
Palmer Square CLO Ltd.
Series 2013-A1B-2A, 3.12%, 10/17/25 (g)	3,000	3,000
Palmer Square Loan Funding Ltd.
Series 2016-A1-2A, 2.39%, 06/21/24 (g) (h)	5,014	5,014
Series 2016-A2-2A, 3.14%, 06/21/24 (g) (h)	1,000	1,000
Rait Trust
Series 2016-A-FL6, 2.33%, 11/13/31 (g) (h)	901	901
SCF Equipment Leasing LLC
Series 2017-A-1A, 3.77%, 01/20/23 (g)	1,952	1,948
Sequoia Mortgage Trust
Series 2013-A2-6, REMIC, 3.00%, 05/25/43 (h)	2,527	2,478
SG Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C5, REMIC, 2.03%, 10/10/48 (h)	7,707	984
SLM Private Credit Student Loan Trust
Series 2006-A5-A, 1.42%, 06/15/39 (h)	500	470
Sofi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21 (g)	1,730	1,730
Series 2017-A-1, 3.28%, 01/26/26 (g)	2,816	2,829
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (g)	4,172	4,198
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (g)	4,000	4,038
Sutherland Commercial Mortgage Loans LLC
Series 2015-A-SBC4, 4.00%, 06/25/39 (g)	605	603
Symphony CLO XI Ltd.
Series 2013-A-11A, 2.32%, 01/17/25 (g) (h)	4,750	4,753
Symphony CLO XII Ltd.
Series 2013-A-12A, 2.32%, 10/15/25 (g) (h)	1,000	1,000
TCI-Flatiron CLO Ltd.
Series 2016-B-1A, 3.22%, 07/17/28 (g) (h)	2,500	2,531
Series 2016-C-1A, 4.07%, 07/17/28 (g) (h)	2,500	2,502
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 2.67%, 07/15/28 (g) (h)	4,000	4,036
Series 2016-B-1A, 3.37%, 07/15/28 (g) (h)	5,000	5,041
TRU Trust
Series 2016-A-TOYS, REMIC, 3.16%, 11/15/19 (g) (h)	1,141	1,144
Venture CDO Ltd.
Series 2014-A1L-16A, 2.52%, 04/15/26 (g) (h)	5,000	5,000
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.47%, 10/15/26 (g) (h)	3,000	3,000
VOLT LI LLC
Series 2016-A1-NP11, 3.50%, 10/25/46 (g) (i)	9,527	9,596
VOLT LIV LLC
Series 2017-A1-NPL1, 3.62%, 02/25/47 (g) (i)	7,874	7,846
Voya CLO Ltd.
Series 2014-A1-4A, 2.52%, 10/14/26 (g) (h)	5,000	5,008
Wachovia Bank Commercial Mortgage Trust
Series 2007-A3-C34, REMIC, 5.68%, 07/15/17	531	534
Series 2007-AJ-C30, REMIC, 5.41%, 12/15/43 (h)	532	535
Series 2006-AJ-C28, REMIC, 5.63%, 10/15/48 (h)	979	981
Wells Fargo Commercial Mortgage Trust
Series 2016-C-C34, REMIC, 5.03%, 05/15/49 (h)	1,245	1,277
Interest Only, Series 2016-XA-LC24, REMIC, 1.74%, 10/15/49 (h)	8,338	951
Interest Only, Series 2017-XA-RB1, REMIC, 1.45%, 03/15/50 (h)	4,192	417
Westlake Automobile Receivables Trust
Series 2016-C-3A, 2.46%, 01/18/22 (g)	5,000	4,981
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (g) (h)	6,952	6,953
Total Non-U.S. Government Agency Asset-Backed Securities (cost $262,546)		262,502

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
CORPORATE BONDS AND NOTES 8.4%
Consumer Discretionary 1.1%
Amazon.com Inc.
2.60%, 12/05/19	1,550	1,581
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (g)	260	263
6.13%, 05/15/27 (g)	115	116
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (j)	365	376
ARAMARK Services Inc.
5.00%, 04/01/25 (g)	265	273
CCO Holdings LLC
5.25%, 09/30/22	530	550
5.13%, 05/01/23 (g)	125	129
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (g)	575	592
Comcast Corp.
5.88%, 02/15/18	1,020	1,059
5.15%, 03/01/20	410	446
CSC Holdings LLC
6.75%, 11/15/21	105	114
Delta Topco Ltd.
2.00%, 07/23/19 (b) (c) (d) (k)	4,539	6,195
Dollar Tree Inc.
5.75%, 03/01/23	295	314
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	365	381
Gray Television Inc.
5.13%, 10/15/24 (g)	510	504
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (g)	530	523
Kia Motors Corp.
2.63%, 04/21/21 (g)	1,400	1,390
Levi Strauss & Co.
5.00%, 05/01/25	390	400
Live Nation Entertainment Inc.
4.88%, 11/01/24 (g)	245	245
NCL Corp. Ltd.
4.75%, 12/15/21 (g)	500	507
Newell Rubbermaid Inc.
2.60%, 03/29/19 (l)	299	303
Outfront Media Capital LLC
5.25%, 02/15/22	260	269
Sabre GLBL Inc.
5.25%, 11/15/23 (g)	450	460
Sally Holdings LLC
5.75%, 06/01/22	570	586
Scientific Games International Inc.
7.00%, 01/01/22 (g)	295	315
ServiceMaster Co. LLC
5.13%, 11/15/24 (g)	440	451
Sirius XM Radio Inc.
5.38%, 07/15/26 (g)	375	383
Six Flags Entertainment Corp.
4.88%, 07/31/24 (g)	1,080	1,069
Station Casinos LLC
7.50%, 03/01/21	490	510
Tempur Sealy International Inc.
5.63%, 10/15/23	240	241
Tribune Media Co.
5.88%, 07/15/22	215	224
Viking Cruises Ltd.
8.50%, 10/15/22 (g)	305	316
		21,085
Consumer Staples 0.6%
B&G Foods Inc.
5.25%, 04/01/25	245	247
CVS Health Corp.
1.90%, 07/20/18	1,378	1,381
General Mills Inc.
2.20%, 10/21/19	1,605	1,612
JBS USA LLC
7.25%, 06/01/21 (g)	380	390
	Shares/Par†	Value
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,430	1,433
Kroger Co.
6.15%, 01/15/20	1,363	1,502
Molson Coors Brewing Co.
1.45%, 07/15/19	575	567
PepsiCo Inc.
2.15%, 10/14/20	1,085	1,090
Philip Morris International Inc.
5.65%, 05/16/18	1,275	1,332
Pilgrim's Pride Corp.
5.75%, 03/15/25 (g)	230	232
Revlon Consumer Products Corp.
5.75%, 02/15/21	245	245
Reynolds American Inc.
3.25%, 06/12/20	1,063	1,091
Spectrum Brands Inc.
6.63%, 11/15/22	300	316
TreeHouse Foods Inc.
6.00%, 02/15/24 (g)	80	84
		11,522
Energy 0.8%
Access Midstream Partners LP
4.88%, 03/15/24	365	375
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,500	1,596
BP Capital Markets Plc
1.68%, 05/03/19	1,363	1,356
Chevron Corp.
1.56%, 05/16/19	340	339
1.99%, 03/03/20	605	606
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (g)	1,000	1,037
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (g)	500	525
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,300	1,424
Kinder Morgan Inc.
3.05%, 12/01/19	1,307	1,327
NGL Energy Partners LP
6.13%, 03/01/25 (g)	400	388
ONGC Videsh Ltd.
3.25%, 07/15/19	1,300	1,318
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	400	391
Petronas Capital Ltd.
3.13%, 03/18/22	300	302
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	1,300	1,309
Reliance Holding USA Inc.
4.50%, 10/19/20	1,200	1,271
5.40%, 02/14/22	400	436
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,300	1,296
Targa Resources Partners LP
5.38%, 02/01/27 (g)	250	259
		15,555
Financials 3.0%
Agromercantil Senior Trust
6.25%, 04/10/19	525	542
American Express Credit Corp.
2.25%, 08/15/19	1,410	1,418
2.20%, 03/03/20	175	175
American Honda Finance Corp.
1.70%, 02/22/19	1,145	1,144
1.20%, 07/12/19	645	636
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	865	865
Banco de Costa Rica
5.25%, 08/12/18	800	811
Banco de Credito del Peru
4.25%, 04/01/23	300	310
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (h)	1,300	1,274

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Banco Nacional de Costa Rica
4.88%, 11/01/18 (j)	500	506
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24 (j)	1,500	1,551
Bancolombia SA
6.13%, 07/26/20 (j)	800	861
Bank of America Corp.
2.00%, 01/11/18	1,835	1,841
Bank of Montreal
1.50%, 07/18/19	1,045	1,034
2.10%, 12/12/19	780	783
BB&T Corp.
2.25%, 02/01/19	1,105	1,113
BBVA Bancomer SA
6.01%, 05/17/22 (h)	1,500	1,496
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	945	949
1.30%, 08/15/19	870	861
Capital One Financial Corp.
2.45%, 04/24/19	1,040	1,046
Caterpillar Financial Services Corp.
1.70%, 06/16/18	760	760
2.10%, 01/10/20	990	989
Citigroup Inc.
2.05%, 12/07/18	1,770	1,774
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,300	1,297
CNPC General Capital Ltd.
3.95%, 04/19/22	1,200	1,246
Commonwealth Bank of Australia
2.25%, 03/10/20 (g) (j)	580	580
Daimler Finance North America LLC
2.25%, 03/02/20 (g)	1,465	1,463
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (m)	1,700	1,671
General Motors Financial Co. Inc.
3.15%, 01/15/20	930	946
Global Bank Corp.
4.50%, 10/20/21 (j)	400	396
4.50%, 10/20/21 (g)	950	945
Goldman Sachs Group Inc.
2.90%, 07/19/18	730	739
2.30%, 12/13/19	950	952
Guanay Finance Ltd.
6.00%, 12/15/20	1,011	1,037
Icahn Enterprises LP
6.25%, 02/01/22 (g)	310	315
John Deere Capital Corp.
1.60%, 07/13/18	630	630
1.95%, 01/08/19 (j)	790	794
JPMorgan Chase & Co.
2.25%, 01/23/20	1,370	1,374
Morgan Stanley
2.45%, 02/01/19	1,795	1,812
MUFG Americas Holdings Corp.
2.25%, 02/10/20	1,305	1,305
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19	1,205	1,215
Nationstar Mortgage LLC
6.50%, 07/01/21	395	400
Navient Corp.
6.50%, 06/15/22	260	262
Nexstar Escrow Corp.
5.63%, 08/01/24 (g)	270	274
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24	1,300	1,333
Peabody Securities Finance Corp.
6.00%, 03/31/22 (g) (j)	275	274
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (n)	2,500	2,050
Petrobras Global Finance BV
6.13%, 01/17/22	300	315
PNC Funding Corp.
4.38%, 08/11/20	970	1,032
	Shares/Par†	Value
Prudential Financial Inc.
7.38%, 06/15/19	805	897
Royal Bank of Canada
2.00%, 12/10/18	1,525	1,531
Shell International Finance BV
1.38%, 05/10/19	965	957
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	1,040	1,032
Synchrony Financial
3.00%, 08/15/19	880	893
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (g)	900	915
Toronto-Dominion Bank
1.75%, 07/23/18 (j)	1,365	1,368
Toyota Motor Credit Corp.
1.70%, 02/19/19	985	986
United Overseas Bank Ltd.
3.50%, 09/16/26	1,700	1,705
Wells Fargo & Co.
1.50%, 01/16/18	1,650	1,649
Westpac Banking Corp.
1.95%, 11/23/18	635	636
1.60%, 08/19/19	675	668
		60,633
Health Care 1.0%
AbbVie Inc.
1.80%, 05/14/18	1,375	1,376
Acadia HealthCare Co. Inc.
5.63%, 02/15/23	245	254
AstraZeneca Plc
1.75%, 11/16/18	1,365	1,365
Cardinal Health Inc.
1.95%, 06/15/18	1,375	1,379
Celgene Corp.
2.13%, 08/15/18	1,515	1,521
Centene Corp.
4.75%, 05/15/22	160	164
4.75%, 01/15/25	405	407
Community Health Systems Inc.
6.25%, 03/31/23	385	393
Express Scripts Holding Co.
2.25%, 06/15/19	1,150	1,152
HCA Inc.
4.25%, 10/15/19	580	599
Kindred Healthcare Inc.
8.00%, 01/15/20	350	356
Laboratory Corp. of America Holdings
2.50%, 11/01/18	500	504
Lifepoint Health Inc.
5.38%, 05/01/24 (g) (j)	455	463
McKesson Corp.
2.28%, 03/15/19	245	246
Medtronic Global Holdings SCA
1.70%, 03/28/19	1,690	1,689
Medtronic Inc.
1.50%, 03/15/18	1,380	1,380
Mylan NV
2.50%, 06/07/19	1,490	1,497
New Amethyst Corp.
6.25%, 12/01/24 (g)	385	404
Quintiles Transnational Corp.
4.88%, 05/15/23 (g)	573	581
Select Medical Corp.
6.38%, 06/01/21	430	434
Teva Pharmaceutical Finance III BV
1.70%, 07/19/19	450	444
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	1,325	1,329
Universal Health Services Inc.
4.75%, 08/01/22 (g)	355	366
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (g) (j)	405	417
WellCare Health Plans Inc.
5.25%, 04/01/25	400	412

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
WellPoint Inc.
2.30%, 07/15/18	1,150	1,155
		20,287
Industrials 0.2%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	1,300	1,309
AECOM
5.13%, 03/15/27 (g)	375	376
Aircastle Ltd.
5.00%, 04/01/23	200	211
Allison Transmission Inc.
5.00%, 10/01/24 (g)	250	253
Prime Security Services Borrower LLC
9.25%, 05/15/23 (g)	360	395
United Rentals North America Inc.
5.50%, 05/15/27	205	207
United Technologies Corp.
1.50%, 11/01/19 (j)	1,545	1,534
		4,285
Information Technology 0.5%
Apple Inc.
1.90%, 02/07/20	865	867
Broadcom Corp.
2.38%, 01/15/20 (g)	685	685
Cisco Systems Inc.
1.40%, 09/20/19	1,585	1,572
First Data Corp.
5.75%, 01/15/24 (g)	370	382
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	1,554	1,573
3.60%, 10/15/20	265	272
Micron Technology Inc.
5.25%, 08/01/23 (g)	400	410
Microsoft Corp.
1.10%, 08/08/19	290	287
1.85%, 02/06/20	740	741
Open Text Corp.
5.88%, 06/01/26 (g)	265	278
Oracle Corp.
2.25%, 10/08/19	555	562
Tencent Holdings Ltd.
2.88%, 02/11/20	1,300	1,314
		8,943
Materials 0.2%
Berry Plastics Corp.
5.50%, 05/15/22	572	594
BWAY Holding Co.
5.50%, 04/15/24 (g)	355	358
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19 (j)	1,000	1,102
5.00%, 01/21/21	300	318
Inversiones CMPC SA
4.75%, 01/19/18	800	810
4.50%, 04/25/22	700	722
Novelis Corp.
5.88%, 09/30/26 (g)	260	265
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (g)	405	416
		4,585
Real Estate 0.2%
Boston Properties LP
5.88%, 10/15/19	1,150	1,244
CyrusOne LP
5.00%, 03/15/24 (g)	150	154
Equinix Inc.
5.38%, 04/01/23	570	594
ESH Hospitality Inc.
5.25%, 05/01/25 (g)	595	600
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	85	90
Simon Property Group LP
2.20%, 02/01/19	1,230	1,236
		3,918
	Shares/Par†	Value
Telecommunication Services 0.5%
America Movil SAB de CV
3.13%, 07/16/22	1,400	1,412
Axiata Group Bhd
3.47%, 11/19/20	1,300	1,330
British Telecommunications Plc
5.95%, 01/15/18	1,150	1,188
Cincinnati Bell Inc.
7.00%, 07/15/24 (g)	310	325
CommScope Inc.
5.00%, 06/15/21 (g)	445	457
Digicel Group Ltd.
8.25%, 09/30/20	872	748
Frontier Communications Corp.
8.50%, 04/15/20 (j)	150	158
Level 3 Communications Inc.
5.75%, 12/01/22	595	616
Orange SA
2.75%, 02/06/19	1,070	1,083
Telefonica Chile SA
3.88%, 10/12/22 (j)	1,500	1,535
Verizon Communications Inc.
2.95%, 03/15/22 (g)	1,928	1,917
		10,769
Utilities 0.3%
AES Gener SA
5.25%, 08/15/21	350	370
Calpine Corp.
5.75%, 01/15/25 (j)	265	263
Comision Federal de Electricidad
4.88%, 05/26/21	1,500	1,573
Consolidated Edison Inc.
2.00%, 03/15/20	435	434
Duke Energy Corp.
1.63%, 08/15/17	1,100	1,101
Duke Energy Florida LLC
1.85%, 01/15/20 (j)	970	969
E.CL SA
5.63%, 01/15/21	500	542
NRG Energy Inc.
6.25%, 07/15/22	100	102
Southern Co.
2.45%, 09/01/18	1,125	1,134
1.85%, 07/01/19	395	393
		6,881
Total Corporate Bonds And Notes (cost $167,687)		168,463
VARIABLE RATE SENIOR LOAN INTERESTS 2.2% (h)
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.40%, 02/16/24	1,020	1,020
American Axle and Manufacturing Inc.
Term Loan B, 0.00%, 03/08/24 (o)	215	215
Charter Communications Operating LLC
Term Loan I, 3.23%, 01/15/24	1,110	1,114
CSC Holdings LLC
Term Loan, 3.94%, 10/15/24	1,101	1,098
Eldorado Resorts LLC
Term Loan B, 0.00%, 03/16/24 (o)	445	444
Federal-Mogul Holdings Corp.
Term Loan C, 4.75%, 04/15/21	855	852
Leslie's Poolmart Inc.
Term Loan, 5.25%, 08/09/23	1,085	1,088
LTF Merger Sub Inc.
Term Loan B, 4.00%, 06/10/22	838	840
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.28%, 04/15/23	836	840
Party City Holdings Inc.
Term Loan, 3.86%, 08/19/22	843	841
Revlon Consumer Products Corp.
Term Loan B, 4.28%, 07/14/23	1,104	1,103
Scientific Games International Inc.
Term Loan B-3, 4.85%, 10/01/21	376	381

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Sophia LP
Term Loan B, 4.25%, 09/30/22	845	844
Tribune Media Co.
Term Loan, 3.78%, 12/27/20	64	65
Term Loan C, 3.78%, 01/27/24	804	808
Univision Communications Inc.
Term Loan C-3, 4.00%, 03/01/20	673	669
WMG Acquisition Corp.
Term Loan C, 3.75%, 11/19/23	1,115	1,118
		13,340
Consumer Staples 0.1%
Albertsons LLC
Term Loan B-4, 3.78%, 08/25/21	1,105	1,110
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.75%, 01/27/24	695	678
2nd Lien Term Loan, 8.50%, 01/27/25	91	89
		1,877
Energy 0.1%
EFS Cogen Holdings I LLC
Term Loan B, 4.50%, 06/30/23	840	847
Peabody Energy Corp.
Term Loan, 0.00%, 02/08/22 (o)	835	834
		1,681
Financials 0.3%
AlixPartners LLP
Term Loan B, 0.00%, 04/29/24 (o)	420	422
Asurion LLC
Term Loan B-2, 4.03%, 06/20/20	422	424
Avolon (Luxembourg) SARL
Term Loan B-2, 3.73%, 01/20/22	835	846
Capital Automotive LP
2nd Lien Term Loan, 7.00%, 03/21/25	85	86
Cision US Inc.
Term Loan B, 7.00%, 06/16/23	840	843
INEOS US Finance LLC
Term Loan, 3.53%, 03/31/24	110	111
Lightstone Generation LLC
Term Loan B, 6.54%, 12/15/23	607	610
Term Loan C, 6.54%, 12/15/23	58	58
SolarWinds Holdings Inc.
Term Loan, 4.50%, 02/05/23	845	844
Solera LLC
Term Loan B, 4.25%, 02/28/23	838	841
TKC Holdings Inc.
Term Loan, 4.75%, 01/13/23	665	671
		5,756
Health Care 0.4%
Change Healthcare Holdings Inc.
Term Loan B, 3.75%, 02/02/24	840	841
Community Health Systems Inc.
Term Loan G, 3.75%, 12/31/19	850	844
Envision Healthcare Corp.
Term Loan B, 4.15%, 11/15/23	665	670
Grifols Worldwide Operations USA Inc.
Term Loan, 3.20%, 01/23/25	1,105	1,106
HCA Inc.
Term Loan B-6, 4.03%, 03/18/23	845	849
Jaguar Holding Co. II
Term Loan B, 4.25%, 08/05/22	1,104	1,107
Mallinckrodt International Finance SA
Term Loan B, 3.75%, 09/24/24	155	155
Nature's Bounty Co.
Term Loan B, 4.50%, 05/05/23	1,027	1,033
Select Medical Corp.
Term Loan B, 4.50%, 02/13/24	530	535
Team Health Holdings Inc.
1st Lien Term Loan, 3.75%, 01/12/24	855	848
		7,988
Industrials 0.1%
BE Aerospace Inc.
Term Loan B, 4.00%, 11/12/21	1,000	999
	Shares/Par†	Value
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.25%, 05/02/22	665	671
		1,670
Information Technology 0.2%
Dell Inc.
Term Loan B, 3.50%, 09/07/23	1,861	1,868
First Data Corp.
Term Loan, 3.98%, 03/24/21	563	567
Kronos Inc.
1st Lien Term Loan, 5.03%, 10/18/23	838	842
Lumileds Holding BV
Term Loan B, 0.00%, 03/17/24 (o)	575	578
Quest Software US Holdings Inc.
Term Loan B, 7.00%, 09/08/20	1,097	1,112
Sabre GLBL Inc.
Term Loan B, 3.53%, 02/16/24	60	60
		5,027
Materials 0.2%
Avantor Performance Materials Holdings LLC
Delayed Draw Term Loan, 0.00%, 06/21/22 (o)	34	35
1st Lien Term Loan, 5.00%, 03/09/24	816	820
Berry Plastics Group Inc.
Term Loan I, 3.28%, 10/01/22	946	951
Fairmount Santrol Inc.
Term Loan B-2, 4.50%, 09/05/19	570	558
Kraton Polymers LLC
Term Loan B, 5.00%, 01/06/22	399	402
Reynolds Group Holdings Inc.
Term Loan, 3.78%, 01/14/23	1,110	1,114
Univar Inc.
Term Loan B, 3.61%, 07/01/22	1,109	1,111
		4,991
Telecommunication Services 0.1%
Level 3 Financing Inc.
Term Loan B, 3.23%, 02/17/24	845	846
Telesat Canada
Term Loan B-4, 3.85%, 11/17/23	736	742
		1,588
Total Variable Rate Senior Loan Interests (cost $43,982)		43,918
GOVERNMENT AND AGENCY OBLIGATIONS 17.9%
Collateralized Mortgage Obligations 1.3%
Federal National Mortgage Association
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	17,283	17,012
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	3,018	3,037
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	4,985	5,037
		25,086
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (h)	10,504	669
Mortgage-Backed Securities 9.3%
Federal Home Loan Mortgage Corp.
3.50%, 11/01/44 - 03/01/46	25,215	25,834
3.00%, 04/01/46	4,528	4,488
3.00%, 12/01/46	1,482	1,469
Federal National Mortgage Association
3.42%, 01/01/24	1,582	1,616
3.50%, 12/01/29	4,725	4,919
3.00%, 01/01/37 - 07/01/46	40,812	40,912
3.50%, 02/01/46 - 12/01/46	81,712	83,467
3.00%, 05/01/31 - 10/01/46	23,283	23,395
		186,100
Sovereign 1.1%
Banco del Estado de Chile
3.88%, 02/08/22 (j)	1,500	1,555
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	1,000	1,006
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (g)	400	392
Chile Government International Bond
3.25%, 09/14/21	1,000	1,034
2.25%, 10/30/22	400	392

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Costa Rica Government International Bond
10.00%, 08/01/20	310	363
Dominican Republic International Bond
7.50%, 05/06/21 (j)	3,000	3,315
Export-Import Bank of India
3.13%, 07/20/21	1,200	1,208
Export-Import Bank of Korea
2.13%, 02/11/21	1,200	1,174
Guatemala Government Bond
5.75%, 06/06/22	1,100	1,205
Indonesia Government International Bond
4.88%, 05/05/21	200	214
3.70%, 01/08/22	200	204
Instituto Costarricense de Electricidad
6.95%, 11/10/21	1,000	1,052
Israel Electric Corp. Ltd.
5.63%, 06/21/18	1,300	1,350
Korea Development Bank
2.50%, 01/13/21	300	298
2.63%, 02/27/22	1,700	1,690
Mexico Government International Bond
3.50%, 01/21/21 (j)	2,500	2,592
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19 (j)	1,100	1,176
Poland Government International Bond
5.13%, 04/21/21	1,000	1,095
Qatar Government International Bond
2.38%, 06/02/21	1,300	1,286
		22,601
U.S. Treasury Securities 6.2%
U.S. Treasury Note
1.00%, 03/15/18	22,600	22,582
1.25%, 01/31/20	16,400	16,292
1.38%, 02/29/20 - 01/31/21	38,250	37,841
1.63%, 06/30/20	21,400	21,420
1.13%, 02/28/21	27,250	26,586
		124,721
Total Government And Agency Obligations (cost $363,445)		359,177
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.5%
JNL Money Market Fund, 0.53% (p) (q)	30,085	30,085
	Shares/Par†	Value
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (q)	11,077	11,077
Total Short Term Investments (cost $41,162)		41,162
Total Investments 102.6% (cost $1,952,141)		2,056,267
Total Securities Sold Short (6.5)% (proceeds $100,734)		(129,444)
Other Assets and Liabilities, Net 3.9%		77,101
Total Net Assets 100.0%		$2,003,924

(a) Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $235,848 and 11.8%, respectively.

(h) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(j) All or portion of the security was on loan.

(k) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) Perpetual security.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (6.5%)
COMMON STOCKS (6.2%)
Information Technology (6.2%)
Alibaba Group Holding Ltd. - ADS	(201)	$(21,671)
Tencent Holdings Ltd.	(3,366)	(96,984)
	Shares/Par†	Value
Yahoo! Japan Corp.	(1,062)	(4,923)
Total Common Stocks (proceeds $94,932)		(123,578)
INVESTMENT COMPANIES (0.3%)
iShares Russell 2000 ETF	(43)	(5,866)
Total Investment Companies (proceeds $5,802)		(5,866)
Total Securities Sold Short (6.5%) (proceeds $100,734)		$(129,444)

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Delta Topco Ltd., 2.00%, 07/23/19	02/06/17	$5,476	$6,195	0.3%
Media Group Holdings LLC	06/21/13	61,282	4,267	0.2
		$66,758	$10,462	0.5%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS 92.6%
Canada 1.5%
Barrick Gold Corp.	365	$6,926
Cenovus Energy Inc.	77	874
Silver Wheaton Corp.	363	7,570
		15,370
China 3.4%
Baidu.com - Class A - ADR (a)	55	9,456
China Life Insurance Co. Ltd. - Class H	4,397	13,453
China Mobile Ltd.	442	4,866
China Telecom Corp. Ltd. - Class H - ADR	136	6,624
		34,399
France 6.1%
AXA SA	435	11,248
BNP Paribas SA	176	11,726
Compagnie Generale des Etablissements Michelin	69	8,428
Credit Agricole SA	832	11,251
Sanofi SA	122	11,056
Total SA (b)	138	6,987
		60,696
Germany 5.5%
Deutsche Lufthansa AG	959	15,550
Innogy SE (a)	279	10,532
Merck KGaA	87	9,864
Metro AG	263	8,409
Siemens AG	76	10,461
		54,816
Hong Kong 1.3%
Kunlun Energy Co. Ltd.	11,533	10,687
Value Partners Group Ltd. (b)	1,948	1,857
		12,544
India 1.0%
Hero Motocorp Ltd.	200	9,942
Ireland 3.2%
Allergan Plc	71	17,051
CRH Plc	209	7,351
Medtronic Plc	91	7,350
		31,752
Israel 1.8%
Teva Pharmaceutical Industries Ltd. - ADR	562	18,023
Italy 1.5%
ENI SpA	919	15,054
Japan 4.1%
Konica Minolta Holdings Inc.	227	2,039
Nissan Motor Co. Ltd.	991	9,560
Panasonic Corp.	944	10,679
Ryohin Keikaku Co. Ltd.	13	2,968
SoftBank Group Corp.	228	16,147
		41,393
Netherlands 4.9%
Aegon NV	1,730	8,811
Akzo Nobel NV	129	10,641
ING Groep NV	524	7,912
Royal Dutch Shell Plc - Class B	805	22,127
		49,491
Portugal 1.1%
Galp Energia SGPS SA	742	11,258
Russian Federation 1.1%
MMC Norilsk Nickel - ADR	669	10,496
Singapore 2.2%
DBS Group Holdings Ltd.	666	9,225
Singapore Telecommunications Ltd.	4,502	12,617
		21,842
South Korea 6.2%
Hyundai Motor Co.	125	17,670
KB Financial Group Inc. - ADR	290	12,743
Samsung Electronics Co. Ltd. - GDR (c)	35	31,790
		62,203
	Shares/Par†	Value
Spain 1.0%
Telefonica SA	872	9,765
Sweden 1.8%
Getinge AB - Class B (b)	452	7,917
Telefonaktiebolaget LM Ericsson - Class B (b)	1,518	10,136
		18,053
Switzerland 2.3%
Credit Suisse Group AG	533	7,926
Roche Holding AG	42	10,708
UBS Group AG	304	4,858
		23,492
Thailand 0.5%
Bangkok Bank PCL - NVDR	555	2,930
Bangkok Bank PCL	457	2,478
		5,408
Turkey 0.6%
Turkcell Iletisim Hizmet A/S - ADR (a) (b)	759	6,285
United Kingdom 10.1%
BAE Systems Plc	1,790	14,405
Barclays Plc	3,859	10,892
BP Plc	2,586	14,886
HSBC Holdings Plc	1,802	14,720
Kingfisher Plc	1,076	4,403
Man Group Plc	1,186	2,191
Sky Plc	1,016	12,421
Standard Chartered Plc (a)	1,769	16,923
Tesco Plc (a)	1,876	4,366
Vodafone Group Plc	2,132	5,555
		100,762
United States of America 31.4%
Ally Financial Inc.	114	2,319
Alphabet Inc. - Class A (a)	17	14,133
American International Group Inc.	226	14,112
AmerisourceBergen Corp.	91	8,039
Amgen Inc.	110	18,122
Apache Corp.	154	7,903
Apple Inc.	111	15,994
Capital One Financial Corp.	128	11,055
Cardinal Health Inc.	97	7,874
Celgene Corp. (a)	22	2,737
Cisco Systems Inc.	378	12,761
Citigroup Inc.	377	22,583
Comcast Corp. - Class A	411	15,448
ConocoPhillips Co.	193	9,650
Eli Lilly & Co.	132	11,071
First Solar Inc. (a) (b)	184	4,974
Gilead Sciences Inc.	195	13,280
Halliburton Co.	151	7,410
Hewlett Packard Enterprise Co.	247	5,856
JPMorgan Chase & Co.	164	14,379
Microsoft Corp.	233	15,341
Navistar International Corp. (a)	452	11,117
NetScout Systems Inc. (a)	58	2,209
Oracle Corp.	594	26,497
Qiagen NV	171	4,973
SunTrust Banks Inc.	214	11,855
Tiffany & Co.	62	5,908
Twenty-First Century Fox Inc. - Class A	323	10,449
United Parcel Service Inc. - Class B	68	7,284
		315,333
Total Common Stocks (cost $850,072)		928,377
CORPORATE BONDS AND NOTES 1.0%
United States of America 1.0%
Chesapeake Energy Corp.
8.00%, 12/15/22 (b) (d)	10,072	10,550
Total Corporate Bonds And Notes (cost $9,458)		10,550
SHORT TERM INVESTMENTS 10.4%
Investment Companies 6.2%
JNL Money Market Fund, 0.53% (e) (f)	61,842	61,842

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Securities Lending Collateral 4.2%
Securities Lending Cash Collateral Fund LLC, 0.63% (e) (f)	42,044	42,044
Total Short Term Investments (cost $103,886)		103,886
Total Investments 104.0% (cost $963,416)		1,042,813
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (4.0)%		(39,838)
Total Net Assets 100.0%		$1,002,974

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $10,550 and 1.1%, respectively.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Samsung Electronics Co. Ltd.	11/05/13	$21,499	$31,790	3.2%
		$21,499	$31,790	3.2%

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/JPY	CIT	04/03/17	JPY	(9,720)	$(87)	$—
USD/JPY	UBS	04/04/17	JPY	(20,008)	(180)	(1)
					$(267)	$(1)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Franklin Templeton Global Multisector Bond Fund
CORPORATE BONDS AND NOTES 0.9%
Canada 0.7%
B2Gold Corp.
3.25%, 10/01/18 (a)	11,440	$12,155
South Africa 0.2%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (b) (c)	9,212	1,052
8.00%, 12/31/22, EUR (b) (c)	2,749	1,026
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (b) (c)	1,541	2,050
		4,128
Total Corporate Bonds And Notes (cost $16,210)		16,283
GOVERNMENT AND AGENCY OBLIGATIONS 67.6%
Argentina 5.0%
Argentina Bonos del Tesoro
18.20%, 10/03/21, ARS	446,943	31,079
16.00%, 10/17/23, ARS	151,124	11,098
15.50%, 10/17/26, ARS	641,466	46,898
		89,075
Brazil 13.3%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22 - 08/15/24, BRL (d)	8,069	8,045
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19 - 01/01/27, BRL	703,933	230,750
		238,795
Colombia 4.3%
Colombia Government International Bond
7.75%, 04/14/21, COP	13,557,000	4,986
4.38%, 03/21/23, COP	592,000	188
9.85%, 06/28/27, COP	942,000	415
Colombia TES
11.25%, 10/24/18, COP	8,392,000	3,141
7.00%, 09/11/19 - 06/30/32, COP	18,132,000	6,425
10.00%, 07/24/24, COP	22,902,000	9,554
7.50%, 08/26/26, COP	43,193,800	15,853
6.00%, 04/28/28, COP	24,457,200	8,000
7.75%, 09/18/30, COP	68,925,000	25,909
Titulos de Tesoreria
11.00%, 07/24/20, COP	4,536,000	1,807
		76,278
Ghana 3.4%
Ghana Government Bond
25.48%, 04/24/17, GHS	600	140
24.44%, 05/29/17, GHS	6,420	1,504
26.00%, 06/05/17, GHS	1,750	410
25.40%, 07/31/17, GHS	3,540	836
23.00%, 08/21/17, GHS	9,288	2,180
23.23%, 02/19/18, GHS	7,810	1,860
22.49%, 04/23/18, GHS	3,140	747
23.47%, 05/21/18, GHS	21,120	5,077
19.04%, 09/24/18, GHS	27,610	6,340
21.00%, 03/23/20, GHS	1,000	236
24.00%, 11/23/20, GHS	13,760	3,496
24.50%, 10/22/18 - 06/21/21, GHS	90,366	22,484
24.75%, 03/01/21 - 07/19/21, GHS	27,260	7,252
18.75%, 01/24/22, GHS	430	100
Ghana Treasury Note
24.25%, 10/09/17 - 06/11/18, GHS	5,960	1,434
23.95%, 11/07/17, GHS	4,160	986
23.30%, 12/11/17, GHS	4,060	963
22.50%, 12/10/18, GHS	12,300	2,952
21.00%, 01/07/19, GHS	9,550	2,242
		61,239
India 4.7%
India Government Bond
7.28%, 06/03/19, INR	15,800	247
8.27%, 06/09/20, INR	750,000	12,104
8.12%, 12/10/20, INR	285,000	4,600
7.80%, 05/03/20 - 04/11/21, INR	1,485,800	23,722
8.79%, 11/08/21, INR	102,000	1,692
	Shares/Par†	Value
8.35%, 05/14/22, INR	120,200	1,960
8.15%, 06/11/22, INR	76,000	1,234
8.08%, 08/02/22, INR	51,000	827
8.13%, 09/21/22, INR	48,000	781
7.16%, 05/20/23, INR	75,600	1,178
8.83%, 11/25/23, INR	1,020,400	17,194
7.68%, 12/15/23, INR	242,000	3,882
9.15%, 11/14/24, INR	812,000	13,881
		83,302
Indonesia 9.5%
Indonesia Government Bond
8.25%, 07/15/21, IDR	95,969,000	7,562
7.00%, 05/15/27, IDR	718,864,000	53,677
10.50%, 08/15/30, IDR	5,090,000	477
Indonesia Treasury Bond
8.38%, 03/15/24 - 09/15/26, IDR	1,258,724,000	101,404
9.00%, 03/15/29, IDR	22,569,000	1,876
8.75%, 05/15/31, IDR	62,734,000	5,226
		170,222
Kenya 0.6%
Kenya Government International Bond
6.88%, 06/24/24 (b)	10,411	10,360
Mexico 10.9%
Mexico Bonos
5.00%, 06/15/17, MXN	601,080	32,026
4.75%, 06/14/18, MXN	1,242,120	64,955
8.50%, 12/13/18, MXN	82,450	4,528
5.00%, 12/11/19, MXN	1,793,350	91,738
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19, MXN (e)	5,511	300
Mexico Inflation Indexed Udibonos
3.50%, 12/14/17, MXN (e)	7,904	422
2.50%, 12/10/20, MXN (e)	4,378	228
		194,197
Philippines 0.8%
Philippine Government Bond
2.88%, 05/22/17, PHP	4,170	83
5.88%, 01/31/18, PHP	250	5
2.13%, 05/23/18, PHP	224,299	4,422
5.00%, 08/18/18, PHP	29,430	599
3.88%, 11/22/19, PHP	452,100	8,949
3.38%, 08/20/20, PHP	2,060	40
		14,098
Portugal 1.6%
Portugal Government International Bond
5.13%, 10/15/24 (b)	30,375	29,439
Serbia 3.0%
Republic of Serbia
4.88%, 02/25/20 (b)	3,260	3,379
7.25%, 09/28/21 (b)	13,690	15,607
Serbia Treasury Bond
8.00%, 10/22/20, RSD	5,850	55
10.00%, 03/02/18 - 09/11/21, RSD	3,664,320	34,819
		53,860
South Africa 0.9%
Republic of South Africa
10.50%, 12/21/26, ZAR	73,200	6,033
6.25%, 03/31/36, ZAR	4,405	233
South Africa Government Bond
8.00%, 01/31/30, ZAR	74,673	5,050
7.00%, 02/28/31, ZAR	9,700	595
8.25%, 03/31/32, ZAR	33,810	2,284
8.88%, 02/28/35, ZAR	37,577	2,633
8.50%, 01/31/37, ZAR	740	49
		16,877
South Korea 7.2%
Korea Treasury Bond
1.50%, 06/10/19, KRW	6,940,100	6,189
2.75%, 09/10/19, KRW	739,000	678
2.00%, 03/10/21, KRW	110,221,250	99,377
4.25%, 06/10/21, KRW	4,701,000	4,614

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
1.38%, 09/10/21, KRW	20,935,200	18,372
		129,230
Ukraine 2.4%
Ukraine Government International Bond
7.75%, 09/01/22 - 09/01/27 (b)	39,824	37,139
0.00%, 05/31/40 (b) (f)	16,220	5,993
		43,132
Total Government And Agency Obligations (cost $1,147,812)		1,210,104
PREFERRED STOCKS 0.0%
United Kingdom 0.0%
CEVA Holdings LLC - Series A-2 (a) (g) (h) (i)	1	186
CEVA Holdings LLC - Series A-1 (a) (g) (h) (i)	—	5
Total Preferred Stocks (cost $1,030)		191
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (g) (h) (i) (j)	14,399	11
Edcon Holdings Ltd. (g) (h) (i) (j)	124,902	93
		104
United Kingdom 0.0%
CEVA Holdings LLC (g) (h) (i) (j)	—	72
Total Common Stocks (cost $572)		176
WARRANTS 0.0%
South Africa 0.0%
Edcon Ltd. (g) (h) (i) (j)	6	—
Edcon Ltd. (g) (h) (i) (j)	9,235	—
Edcon Ltd. (g) (h) (i) (j)	114,036	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 23.5%
Investment Companies 14.6%
JNL Money Market Fund, 0.53% (k) (l)	260,843	260,843
Treasury Securities 8.9%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/20, BRL	68,227	16,098
Colombia TES
0.00%, 06/13/17 - 09/12/17, COP	3,538,000	1,204
Mexico Cetes
0.26%, 04/12/17 - 04/27/17, MXN	9,374	4,996
0.23%, 05/25/17, MXN	103,084	54,511

	Shares/Par†	Value
0.26%, 07/06/17, MXN	9,430	4,948
0.27%, 07/20/17, MXN	18,192	9,520
0.35%, 06/01/17 - 08/31/17, MXN	5,484	2,876
0.28%, 09/14/17 - 11/09/17, MXN	74,527	38,388
Philippine Treasury Bill
0.02%, 04/19/17, PHP	260	5
0.03%, 04/05/17 - 06/07/17, PHP	274,210	5,461
0.00%, 08/09/17, PHP	660,000	13,028
0.03%, 05/17/17 - 09/27/17, PHP	34,690	686
Uruguay Treasury Bill
0.39%, 04/03/17 - 05/19/17, UYU	215,903	7,500
		159,221
Total Short Term Investments (cost $419,609)		420,064
Total Investments 92.0% (cost $1,585,233)		1,646,818
Other Derivative Instruments 0.6%		11,036
Other Assets and Liabilities, Net 7.4%		132,221
Total Net Assets 100.0%		$1,790,075

(a) Convertible security.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $106,045 and 5.9%, respectively.

(c) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(j) Non-income producing security.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
CEVA Holdings LLC	07/22/12	$466	$72	—%
CEVA Holdings LLC - Series A-2	07/22/12	1,008	186	—
CEVA Holdings LLC - Series A-1	07/22/12	22	5	—
Edcon Holdings Ltd.	02/28/17	95	93	—
Edcon Holdings Ltd.	02/27/17	11	11	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
		$1,602	$367	—%

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	2.79%	03/31/24	6,980	$(10)	$(253)
3-Month LIBOR	Receiving	2.73%	07/07/24	73,570	(93)	(2,461)
3-Month LIBOR	Receiving	1.91%	01/22/25	36,540	(50)	951
3-Month LIBOR	Receiving	1.97%	01/23/25	45,670	(62)	1,006
3-Month LIBOR	Receiving	1.97%	01/27/25	26,950	(37)	588
3-Month LIBOR	Receiving	1.94%	01/29/25	6,740	(9)	165
3-Month LIBOR	Receiving	1.94%	01/30/25	5,710	(7)	138

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	1.82%	02/03/25	8,990	(12)	300
3-Month LIBOR	Receiving	1.98%	03/27/25	5,750	(8)	130
3-Month LIBOR	Receiving	1.99%	03/27/25	5,750	(8)	127
3-Month LIBOR	Receiving	2.45%	07/02/25	28,720	(42)	(331)
3-Month LIBOR	Receiving	3.85%	08/22/43	38,670	(66)	230
3-Month LIBOR	Receiving	3.49%	03/31/44	3,320	(9)	(537)
3-Month LIBOR	Receiving	2.38%	11/18/46	80,600	(68)	4,830
3-Month LIBOR	Receiving	2.79%	03/13/47	39,900	(36)	(1,213)
					$(517)	$3,670

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
CLP/USD	JPM	04/03/17	CLP	3,735,884	$5,661	$(86)
CLP/USD	MSC	04/03/17	CLP	787,455	1,193	(20)
CLP/USD	MSC	04/07/17	CLP	155,598	236	(6)
CLP/USD	DUB	04/17/17	CLP	571,473	865	13
CLP/USD	DUB	04/18/17	CLP	1,888,285	2,860	69
CLP/USD	DUB	04/20/17	CLP	3,231,224	4,893	21
CLP/USD	DUB	04/24/17	CLP	3,311,571	5,013	(4)
CLP/USD	MSC	04/26/17	CLP	155,598	236	(1)
CLP/USD	MSC	05/02/17	CLP	203,914	309	(5)
CLP/USD	DUB	05/15/17	CLP	571,473	864	(13)
CLP/USD	DUB	05/18/17	CLP	571,472	864	(21)
CLP/USD	CIT	05/24/17	CLP	948,431	1,434	(37)
CLP/USD	DUB	05/30/17	CLP	1,864,952	2,819	(62)
CLP/USD	DUB	06/13/17	CLP	571,472	863	5
CLP/USD	JPM	06/30/17	CLP	3,735,884	5,638	37
EUR/USD	DUB	05/18/17	EUR	775	829	(59)
GHS/USD	BCL	04/13/17	GHS	2,924	676	55
IDR/USD	JPM	05/03/17	IDR	437,000,000	32,694	1,635
INR/EUR	JPM	04/13/17	EUR	(46,564)	(49,694)	2,600
INR/USD	JPM	04/27/17	INR	527,153	8,092	427
KRW/USD	HSB	04/26/17	KRW	7,101,000	6,352	165
MXN/EUR	DUB	12/13/17	EUR	(64,746)	(70,010)	7,336
MXN/USD	CIT	06/22/17	MXN	475,341	25,078	504
MYR/EUR	HSB	04/18/17	EUR	(21,595)	(23,052)	(178)
PHP/USD	JPM	06/21/17	PHP	86,220	1,712	(119)
PHP/USD	DUB	06/29/17	PHP	286,261	5,683	(295)
PHP/USD	DUB	06/30/17	PHP	31,167	619	(36)
PHP/USD	JPM	07/03/17	PHP	30,714	610	(37)
USD/AUD	JPM	05/15/17	AUD	(58,680)	(44,798)	97
USD/AUD	CIT	05/22/17	AUD	(7,784)	(5,942)	14
USD/AUD	CIT	06/13/17	AUD	(30,772)	(23,479)	(142)
USD/AUD	JPM	06/13/17	AUD	(46,141)	(35,205)	(388)
USD/AUD	CIT	06/16/17	AUD	(322)	(246)	(3)
USD/AUD	JPM	06/16/17	AUD	(1,630)	(1,244)	(14)
USD/AUD	CIT	06/19/17	AUD	(649)	(495)	(6)
USD/AUD	JPM	06/20/17	AUD	(66,486)	(50,722)	362
USD/CLP	JPM	04/03/17	CLP	(3,735,884)	(5,662)	(37)
USD/EUR	DUB	04/03/17	EUR	(65)	(70)	—
USD/EUR	JPM	04/05/17	EUR	(6,100)	(6,508)	(131)
USD/EUR	BOA	04/10/17	EUR	(3,783)	(4,037)	(21)
USD/EUR	HSB	04/10/17	EUR	(786)	(839)	(5)
USD/EUR	JPM	04/12/17	EUR	(19,003)	(20,280)	(77)
USD/EUR	JPM	04/13/17	EUR	(54,794)	(58,478)	(621)
USD/EUR	JPM	04/18/17	EUR	(32,688)	(34,894)	(72)
USD/EUR	UBS	04/18/17	EUR	(10,424)	(11,127)	(79)
USD/EUR	JPM	04/19/17	EUR	(12,694)	(13,551)	97
USD/EUR	DUB	04/24/17	EUR	(10,433)	(11,140)	49
USD/EUR	BCL	04/27/17	EUR	(14,481)	(15,464)	134
USD/EUR	GSC	04/27/17	EUR	(2,562)	(2,736)	28
USD/EUR	BOA	04/28/17	EUR	(22,828)	(24,379)	172
USD/EUR	CIT	04/28/17	EUR	(12,058)	(12,877)	112
USD/EUR	DUB	04/28/17	EUR	(6,810)	(7,273)	48
USD/EUR	HSB	04/28/17	EUR	(123)	(131)	1
USD/EUR	JPM	05/02/17	EUR	(786)	(840)	1
USD/EUR	CIT	05/03/17	EUR	(786)	(840)	11
USD/EUR	BCL	05/08/17	EUR	(393)	(420)	3
USD/EUR	CIT	05/08/17	EUR	(2,250)	(2,404)	19
USD/EUR	DUB	05/08/17	EUR	(21,540)	(23,014)	385
USD/EUR	DUB	05/09/17	EUR	(27,752)	(29,653)	94
USD/EUR	BOA	05/15/17	EUR	(534)	(571)	(1)
USD/EUR	DUB	05/15/17	EUR	(1,646)	(1,759)	(4)
USD/EUR	DUB	05/16/17	EUR	(34,196)	(36,552)	(125)
USD/EUR	GSC	05/16/17	EUR	(96)	(102)	—
USD/EUR	JPM	05/16/17	EUR	(32,740)	(34,995)	(172)
USD/EUR	BOA	05/17/17	EUR	(9,767)	(10,440)	(66)
USD/EUR	DUB	05/18/17	EUR	(775)	(829)	41
USD/EUR	HSB	05/22/17	EUR	(874)	(935)	2
USD/EUR	BOA	05/23/17	EUR	(807)	(863)	(9)
USD/EUR	DUB	05/23/17	EUR	(9,527)	(10,186)	(109)
USD/EUR	JPM	05/23/17	EUR	(17,230)	(18,423)	(178)
USD/EUR	GSC	05/30/17	EUR	(33,302)	(35,620)	(222)
USD/EUR	DUB	05/31/17	EUR	(1,977)	(2,114)	(12)
USD/EUR	SCB	05/31/17	EUR	(786)	(841)	(5)
USD/EUR	UBS	06/06/17	EUR	(1,041)	(1,114)	(15)
USD/EUR	UBS	06/07/17	EUR	(1,041)	(1,114)	(11)
USD/EUR	BOA	06/08/17	EUR	(3,783)	(4,049)	(22)
USD/EUR	BOA	06/15/17	EUR	(4,198)	(4,494)	5
USD/EUR	CIT	06/15/17	EUR	(3,701)	(3,962)	3
USD/EUR	JPM	06/15/17	EUR	(11,173)	(11,961)	16
USD/EUR	JPM	06/16/17	EUR	(14,142)	(15,140)	(37)
USD/EUR	UBS	06/20/17	EUR	(17,144)	(18,358)	132
USD/EUR	BCL	06/30/17	EUR	(14,746)	(15,798)	82
USD/IDR	JPM	05/03/17	IDR	(437,000,000)	(32,694)	(780)
USD/JPY	JPM	04/05/17	JPY	(8,000,000)	(71,861)	(3,591)
USD/JPY	JPM	04/07/17	JPY	(815,900)	(7,330)	657
USD/JPY	HSB	04/11/17	JPY	(1,623,100)	(14,583)	1,201
USD/JPY	BCL	04/13/17	JPY	(821,800)	(7,384)	607
USD/JPY	DUB	04/13/17	JPY	(810,500)	(7,283)	604
USD/JPY	BOA	04/18/17	JPY	(455,770)	(4,096)	142
USD/JPY	JPM	04/20/17	JPY	(372,560)	(3,349)	255
USD/JPY	BCL	04/24/17	JPY	(312,130)	(2,806)	221
USD/JPY	BCL	05/15/17	JPY	(1,983,808)	(17,848)	1,406
USD/JPY	GSC	05/15/17	JPY	(6,664,272)	(59,956)	4,367
USD/JPY	BOA	05/18/17	JPY	(65,995)	(594)	22
USD/JPY	CIT	05/18/17	JPY	(65,897)	(593)	21
USD/JPY	BOA	05/19/17	JPY	(65,796)	(592)	19
USD/JPY	HSB	05/19/17	JPY	(66,028)	(594)	19
USD/JPY	BOA	05/22/17	JPY	(65,975)	(594)	17
USD/JPY	JPM	06/05/17	JPY	(725,016)	(6,528)	214
USD/JPY	CIT	06/08/17	JPY	(379,500)	(3,417)	178
USD/JPY	HSB	06/09/17	JPY	(568,300)	(5,118)	(88)
USD/JPY	HSB	06/13/17	JPY	(646,940)	(5,827)	(150)
USD/JPY	HSB	06/16/17	JPY	(810,570)	(7,302)	(192)
USD/JPY	JPM	06/16/17	JPY	(252,800)	(2,277)	146
USD/JPY	DUB	06/19/17	JPY	(809,330)	(7,292)	458
USD/JPY	CIT	06/20/17	JPY	(601,130)	(5,416)	441
USD/JPY	DUB	06/22/17	JPY	(810,730)	(7,305)	572
USD/JPY	BCL	07/11/17	JPY	(607,460)	(5,479)	(211)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/JPY	GSC	07/11/17	JPY	(234,818)	(2,118)	(84)
USD/JPY	JPM	07/11/17	JPY	(1,631,800)	(14,717)	(612)
USD/JPY	BCL	07/13/17	JPY	(869,480)	(7,843)	(268)
USD/JPY	JPM	07/14/17	JPY	(565,220)	(5,098)	426
USD/JPY	DUB	07/24/17	JPY	(410,300)	(3,703)	(112)
USD/JPY	CIT	07/25/17	JPY	(465,783)	(4,204)	257
USD/JPY	JPM	07/25/17	JPY	(718,000)	(6,480)	(90)
USD/JPY	JPM	07/27/17	JPY	(249,900)	(2,256)	(31)
USD/JPY	SCB	08/08/17	JPY	(926,730)	(8,370)	(64)
USD/JPY	JPM	08/09/17	JPY	(928,860)	(8,389)	(64)
USD/JPY	CIT	08/14/17	JPY	(389,130)	(3,515)	(57)
USD/JPY	GSC	08/16/17	JPY	(391,640)	(3,538)	(55)
USD/JPY	JPM	08/16/17	JPY	(1,371,355)	(12,390)	(197)
USD/JPY	BCL	08/28/17	JPY	(195,560)	(1,768)	(19)
USD/JPY	BCL	08/31/17	JPY	(2,019,878)	(18,262)	(122)
USD/JPY	DUB	09/01/17	JPY	(130,803)	(1,183)	(6)
USD/JPY	BCL	09/11/17	JPY	(474,193)	(4,290)	(96)
USD/JPY	DUB	09/13/17	JPY	(214,200)	(1,938)	(54)
USD/JPY	BCL	09/21/17	JPY	(1,292,043)	(11,693)	(145)
USD/JPY	BCL	09/25/17	JPY	(414,600)	(3,753)	9
USD/JPY	JPM	10/10/17	JPY	(815,900)	(7,391)	669
USD/JPY	CIT	11/14/17	JPY	(389,130)	(3,532)	(57)
USD/JPY	CIT	11/14/17	JPY	(1,455,357)	(13,210)	977
USD/JPY	JPM	11/14/17	JPY	(611,520)	(5,551)	421
USD/JPY	CIT	12/12/17	JPY	(819,710)	(7,452)	(132)
USD/JPY	JPM	12/13/17	JPY	(599,390)	(5,450)	(137)
USD/JPY	JPM	01/22/18	JPY	(372,560)	(3,395)	(46)
USD/JPY	CIT	02/08/18	JPY	(725,210)	(6,615)	(33)
USD/JPY	JPM	02/08/18	JPY	(926,500)	(8,451)	(36)
USD/JPY	BCL	02/09/18	JPY	(926,850)	(8,455)	(58)
USD/JPY	CIT	02/14/18	JPY	(392,530)	(3,582)	(57)
USD/JPY	HSB	02/16/18	JPY	(589,460)	(5,379)	(83)
USD/JPY	JPM	02/28/18	JPY	(861,218)	(7,865)	(52)
USD/JPY	DUB	03/22/18	JPY	(405,843)	(3,711)	(37)
USD/JPY	JPM	03/22/18	JPY	(2,239,778)	(20,480)	(212)
USD/JPY	CIT	03/23/18	JPY	(816,260)	(7,464)	(80)
USD/JPY	HSB	03/23/18	JPY	(3,680,691)	(33,657)	(372)
USD/JPY	GSC	03/27/18	JPY	(3,676,462)	(33,627)	133
USD/KRW	HSB	04/25/17	KRW	(25,486,000)	(22,796)	(437)
USD/KRW	HSB	04/26/17	KRW	(7,101,000)	(6,352)	(155)
USD/KRW	HSB	05/02/17	KRW	(6,502,000)	(5,816)	(139)
USD/KRW	CIT	05/15/17	KRW	(11,730,000)	(10,495)	(256)
USD/KRW	CIT	05/16/17	KRW	(9,859,000)	(8,821)	(246)
USD/KRW	HSB	05/17/17	KRW	(30,916,000)	(27,660)	(1,226)
USD/KRW	HSB	06/02/17	KRW	(9,617,000)	(8,606)	(376)
USD/KRW	CIT	06/15/17	KRW	(8,775,000)	(7,853)	(280)
USD/KRW	CIT	08/21/17	KRW	(8,462,000)	(7,581)	(166)
USD/KRW	GSC	09/07/17	KRW	(23,982,000)	(21,492)	(308)
USD/KRW	CIT	09/20/17	KRW	(11,697,000)	(10,485)	(271)
USD/KRW	HSB	09/27/17	KRW	(38,267,000)	(34,306)	(114)
USD/KRW	HSB	10/31/17	KRW	(32,100,000)	(28,792)	(1,124)
USD/MXN	CIT	06/22/17	MXN	(475,341)	(25,078)	(473)
ZAR/USD	HSB	04/03/17	ZAR	25,325	1,888	(41)
ZAR/USD	HSB	04/04/17	ZAR	8,467	631	(26)
					$(1,528,138)	$11,553

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Franklin Templeton Income Fund
EQUITY LINKED STRUCTURED NOTES 4.8%
Consumer Discretionary 1.2%
Morgan Stanley Equity Linked Note
(Ford Motor Co.) (a)	1,242	$14,469
Royal Bank of Canada Equity Linked Note
(Target Corp.) (a)	275	15,168
		29,637
Financials 0.5%
Citigroup Inc. Equity Linked Note
(Bank of America Corp.) (a)	850	13,158
Health Care 0.4%
JPMorgan Chase & Co. Equity Linked Note
(Merck & Co. Inc.) (a)	180	11,043
Information Technology 2.7%
JPMorgan Chase & Co. Equity Linked Note
(Oracle Corp.) (a)	275	12,247
Royal Bank of Canada Equity Linked Note
(Texas Instruments Inc.) (a)	275	19,139
Wells Fargo & Co. Equity Linked Note
(Intel Corp.) (a)	664	23,618
(Cisco Systems Inc.) (a)	410	12,579
		67,583
Total Equity Linked Structured Notes (cost $122,019)		121,421
COMMON STOCKS 46.3%
Consumer Discretionary 2.4%
Daimler AG	185	13,653
Ford Motor Co.	1,180	13,737
General Motors Co.	500	17,680
Target Corp.	305	16,833
		61,903
Consumer Staples 3.7%
Anheuser-Busch InBev NV - ADR	205	22,501
Coca-Cola Co.	595	25,252
PepsiCo Inc.	237	26,500
Philip Morris International Inc.	160	18,064
		92,317
Energy 7.9%
Anadarko Petroleum Corp.	200	12,400
Baker Hughes Inc.	100	5,982
BP Plc - ADR	815	28,134
Chevron Corp.	350	37,579
Exxon Mobil Corp.	70	5,741
Occidental Petroleum Corp.	273	17,297
Rex Energy Corp. (b)	120	56
Royal Dutch Shell Plc - Class A - ADR	1,100	58,003
Stone Energy Corp. (b)	213	4,644
Total SA - ADR	400	20,168
W&T Offshore Inc. (b) (c)	766	2,122
Weatherford International Plc (b)	1,000	6,650
		198,776
Financials 5.6%
AXA SA	500	12,918
Bank of America Corp.	890	20,995
JPMorgan Chase & Co.	375	32,940
MetLife Inc.	398	21,012
U.S. Bancorp	387	19,930
Wells Fargo & Co.	620	34,509
		142,304
Health Care 5.8%
AstraZeneca Plc	300	18,446
Eli Lilly & Co.	320	26,915
Medtronic Plc	145	11,681
Merck & Co. Inc.	100	6,354
Mylan NV (b)	256	9,974
Pfizer Inc.	948	32,435
Roche Holding AG	50	12,787
Sanofi SA - ADR	610	27,602
		146,194
	Shares/Par†	Value
Industrials 5.2%
CEVA Holdings LLC (b) (d) (e) (f)	2	369
Deere & Co.	250	27,215
General Electric Co.	1,250	37,250
Republic Services Inc.	294	18,491
Union Pacific Corp.	171	18,165
United Technologies Corp.	262	29,399
		130,889
Information Technology 4.0%
Analog Devices Inc.	150	12,292
Apple Inc.	270	38,807
Intel Corp.	652	23,507
Microsoft Corp.	400	26,344
		100,950
Materials 4.4%
BASF SE	300	29,704
Dow Chemical Co.	850	54,009
Rio Tinto Plc - ADR (c)	660	26,849
		110,562
Telecommunication Services 1.3%
BCE Inc.	180	7,970
Telstra Corp. Ltd.	900	3,203
Verizon Communications Inc.	420	20,475
		31,648
Utilities 6.0%
Dominion Resources Inc.	400	31,028
Duke Energy Corp.	226	18,567
Great Plains Energy Inc.	400	11,688
NextEra Energy Inc.	50	6,418
PG&E Corp.	380	25,204
PPL Corp.	180	6,730
Public Service Enterprise Group Inc.	145	6,431
Sempra Energy	150	16,575
Southern Co.	396	19,736
Xcel Energy Inc.	220	9,779
		152,156
Total Common Stocks (cost $1,022,265)		1,167,699
PREFERRED STOCKS 1.7%
Financials 0.6%
Federal National Mortgage Association, 0.00%, (callable at 105,000 beginning 05/12/17) (b) (g) (h) (i)	—	1,103
Morgan Stanley, 6.38%, (callable at 25 beginning 10/15/24) (c) (h)	70	1,947
Wells Fargo & Co. - Series L, 7.50% (h) (i)	10	12,400
		15,450
Health Care 0.6%
Allergan Plc, 5.50%, 03/01/18 (i)	8	6,798
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (i)	13	7,501
		14,299
Industrials 0.0%
CEVA Holdings LLC - Series A-2 (d) (e) (f) (i)	2	419
CEVA Holdings LLC - Series A-1 (d) (e) (f) (i)	—	16
		435
Utilities 0.5%
Dominion Resources Inc. - Series A, 6.38%, 07/01/17 (i)	69	3,496
NextEra Energy Inc., 6.38%, 09/01/19 (i)	150	9,057
		12,553
Total Preferred Stocks (cost $48,291)		42,737
CORPORATE BONDS AND NOTES 37.0%
Consumer Discretionary 3.3%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a) (c)	6,100	5,078
Argos Merger Sub Inc.
7.13%, 03/15/23 (a)	2,000	1,900
CCO Holdings LLC
5.50%, 05/01/26 (a)	10,000	10,350
DISH DBS Corp.
5.00%, 03/15/23	11,000	11,049

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
5.88%, 07/15/22 - 11/15/24	6,800	7,141
Fiat Chrysler Automobiles NV
5.25%, 04/15/23 (c)	6,800	6,994
iHeartCommunications Inc.
9.00%, 12/15/19	4,356	3,703
International Game Technology Plc
6.25%, 02/15/22 (a)	4,300	4,590
KB Home
7.00%, 12/15/21	5,300	5,855
7.50%, 09/15/22 (c)	2,000	2,195
Regal Entertainment Group
5.75%, 03/15/22	6,000	6,262
Shea Homes LP
5.88%, 04/01/23 (a)	3,000	3,015
6.13%, 04/01/25 (a)	3,000	3,000
Sirius XM Radio Inc.
6.00%, 07/15/24 (a)	2,400	2,574
Univision Communications Inc.
5.13%, 05/15/23 (a)	10,000	9,962
		83,668
Consumer Staples 0.6%
Cott Beverages Inc.
5.38%, 07/01/22	3,000	3,060
JBS USA LLC
7.25%, 06/01/21 (a)	3,500	3,596
5.88%, 07/15/24 (a) (c)	8,500	8,755
		15,411
Energy 6.6%
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (a)	10,000	10,350
Bill Barrett Corp.
7.63%, 10/01/19	11,000	10,835
7.00%, 10/15/22 (c)	8,000	7,560
Chesapeake Energy Corp.
4.27%, 04/15/19 (c) (j)	2,500	2,488
6.13%, 02/15/21 (c)	15,000	14,550
8.00%, 12/15/22 (a) (c)	9,910	10,381
8.00%, 01/15/25 (a) (c)	10,000	10,000
5.50%, 09/15/26 (a) (i)	1,000	1,036
Denbury Resources Inc.
9.00%, 05/15/21 (a)	2,280	2,405
Energy Transfer Equity LP
5.50%, 06/01/27	5,000	5,225
Kinder Morgan Inc.
5.63%, 11/15/23 (a)	3,300	3,604
7.75%, 01/15/32	1,000	1,247
McDermott International Inc.
8.00%, 05/01/21 (a)	5,000	5,100
NGPL PipeCo LLC
7.12%, 12/15/17 (a)	4,000	4,110
PetroQuest Energy Inc.
10.00%, 02/15/21 (a) (k)	3,491	2,584
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	2,100	2,289
5.88%, 06/30/26 (a)	10,000	11,015
Sanchez Energy Corp.
7.75%, 06/15/21 (c)	7,500	7,406
6.13%, 01/15/23 (c)	2,100	1,948
Stone Energy Corp.
7.50%, 05/31/22	2,518	2,455
W&T Offshore Inc.
9.00%, 05/15/20 (a) (k)	2,066	1,767
8.50%, 06/15/21 (a) (k)	1,849	1,405
Weatherford International Ltd.
5.13%, 09/15/20 (c)	4,400	4,433
7.75%, 06/15/21	8,325	8,981
5.88%, 07/01/21 (i)	11,675	14,995
8.25%, 06/15/23	4,900	5,329
Weatherford International Plc
9.88%, 02/15/24 (a)	7,500	8,681
Williams Cos. Inc.
3.70%, 01/15/23	4,200	4,127
		166,306
	Shares/Par†	Value
Financials 6.1%
Bank of America Corp.
6.10%, (callable at 100 beginning 03/17/25) (h)	4,000	4,238
8.12%, (callable at 100 beginning 05/15/18) (h)	1,000	1,043
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (a)	15,000	18,612
Cemex Finance LLC
6.00%, 04/01/24 (a) (c)	3,000	3,155
CIT Group Inc.
5.00%, 08/01/23	2,000	2,085
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (h)	10,000	10,344
5.90%, (callable at 100 beginning 02/15/23) (c) (h)	6,500	6,784
5.95%, (callable at 100 beginning 01/30/23) (h)	15,000	15,621
6.30%, (callable at 100 beginning 05/15/24) (h)	10,600	11,050
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	4,100	4,287
5.88%, 06/15/21 (a)	1,800	1,892
5.45%, 06/15/23 (a)	7,000	7,522
7.13%, 06/15/24 (a)	2,200	2,432
6.02%, 06/15/26 (a)	5,400	5,897
Horizon Pharma Financing Inc.
6.63%, 05/01/23 (c)	740	725
iStar Financial Inc.
5.00%, 07/01/19	6,000	6,052
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (h)	12,000	12,120
5.15%, (callable at 100 beginning 05/01/23) (h)	2,000	1,998
6.10%, (callable at 100 beginning 10/01/24) (h)	10,000	10,530
7.90%, (callable at 100 beginning 04/30/18) (h)	5,800	5,988
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (h)	2,500	2,572
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (a)	5,000	5,225
7.25%, 12/15/21 (a)	5,000	5,238
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (h)	4,700	4,910
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	2,500	2,500
		152,820
Health Care 6.6%
Community Health Systems Inc.
8.00%, 11/15/19 (c)	27,500	26,950
7.13%, 07/15/20 (c)	5,000	4,581
6.88%, 02/01/22 (c)	17,000	14,556
DaVita HealthCare Partners Inc.
5.13%, 07/15/24	3,600	3,636
Endo Finance Co.
5.75%, 01/15/22 (a)	9,900	9,009
Endo Finance LLC
6.00%, 07/15/23 (a)	5,000	4,375
HCA Inc.
7.50%, 02/15/22	4,100	4,689
5.88%, 05/01/23	7,500	8,100
Impax Laboratories Inc.
2.00%, 06/15/22 (i)	1,000	807
Mallinckrodt International Finance SA
5.75%, 08/01/22 (a) (c)	17,000	16,753
Tenet Healthcare Corp.
5.00%, 03/01/19	5,000	5,008
8.00%, 08/01/20	6,800	6,868
4.38%, 10/01/21	9,500	9,500
8.13%, 04/01/22	15,000	15,637
6.75%, 06/15/23 (c)	14,500	14,246
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (a)	3,750	3,394
6.50%, 03/15/22 (a)	2,200	2,263
5.88%, 05/15/23 (a)	6,200	4,813
7.00%, 03/15/24 (a)	3,400	3,489
6.13%, 04/15/25 (a)	4,700	3,619
VRX Escrow Corp.
5.38%, 03/15/20 (a)	6,000	5,370
		167,663

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Industrials 1.6%
Bombardier Inc.
6.00%, 10/15/22 (a)	5,000	4,929
6.13%, 01/15/23 (a)	3,100	3,038
7.50%, 03/15/25 (a)	4,700	4,829
Cloud Crane LLC
10.13%, 08/01/24 (a)	3,000	3,203
Hertz Corp.
6.75%, 04/15/19 (c)	618	619
TransDigm Inc.
6.00%, 07/15/22 (c)	2,700	2,735
6.50%, 07/15/24	5,000	5,063
United Rentals North America Inc.
6.13%, 06/15/23	2,500	2,613
5.75%, 11/15/24	5,500	5,734
XPO Logistics Inc.
6.50%, 06/15/22 (a) (c)	7,500	7,875
		40,638
Information Technology 1.3%
Belden Inc.
5.50%, 09/01/22 (a)	5,000	5,100
BMC Software Finance Inc.
8.13%, 07/15/21 (a)	6,000	6,045
First Data Corp.
7.00%, 12/01/23 (a)	8,900	9,545
Western Digital Corp.
7.38%, 04/01/23 (a)	5,000	5,481
10.50%, 04/01/24	5,000	5,888
		32,059
Materials 3.1%
Ardagh Packaging Finance Plc
6.00%, 06/30/21 (a) (c)	5,000	5,150
4.63%, 05/15/23 (a)	7,500	7,556
7.25%, 05/15/24 (a)	5,100	5,457
BWAY Holding Co.
9.13%, 08/15/21 (a)	5,000	5,469
5.50%, 04/15/24 (a)	5,000	5,038
7.25%, 04/15/25 (a)	14,000	14,000
Cemex SAB de CV
7.25%, 01/15/21 (a)	6,000	6,420
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	20,000	22,975
Platform Specialty Products Corp.
6.50%, 02/01/22 (a) (c)	3,000	3,113
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (a)	2,200	2,261
		77,439
Real Estate 0.2%
Equinix Inc.
5.38%, 05/15/27 (c)	5,000	5,163
Telecommunication Services 4.6%
CommScope Inc.
5.50%, 06/15/24 (a)	6,000	6,204
CommScope Technologies LLC
5.00%, 03/15/27 (a)	10,000	9,984
Frontier Communications Corp.
9.25%, 07/01/21	3,000	3,030
10.50%, 09/15/22	5,000	5,063
7.13%, 01/15/23	1,900	1,667
Neptune Finco Corp.
10.88%, 10/15/25 (a)	3,300	3,968
Sprint Capital Corp.
6.90%, 05/01/19	5,000	5,338
Sprint Communications Inc.
9.00%, 11/15/18 (a)	7,300	7,948
Sprint Corp.
7.88%, 09/15/23	9,400	10,410
7.13%, 06/15/24	5,500	5,871
7.63%, 02/15/25	10,000	10,925
Sprint Nextel Corp.
7.00%, 08/15/20	5,000	5,369
11.50%, 11/15/21	7,500	9,412
	Shares/Par†	Value
T-Mobile USA Inc.
6.00%, 03/01/23	10,000	10,678
Virgin Media Secured Finance Plc
5.50%, 01/15/25 (a)	9,000	9,180
Wind Acquisition Finance SA
7.38%, 04/23/21 (a)	5,000	5,200
Zayo Group LLC
6.00%, 04/01/23	5,000	5,281
		115,528
Utilities 3.0%
AES Corp.
4.88%, 05/15/23	1,000	995
5.50%, 03/15/24	2,500	2,538
Calpine Corp.
5.38%, 01/15/23 (c)	11,000	11,137
5.75%, 01/15/25 (c)	6,500	6,450
5.25%, 06/01/26 (a)	10,000	10,150
Dynegy Inc.
6.75%, 11/01/19	15,000	15,412
7.38%, 11/01/22	17,000	16,872
Ferrellgas Partners LP
8.63%, 06/15/20 (a) (c)	4,000	3,830
InterGen NV
7.00%, 06/30/23 (a)	10,000	8,950
		76,334
Total Corporate Bonds And Notes (cost $893,783)		933,029
VARIABLE RATE SENIOR LOAN INTERESTS 2.4% (j)
Consumer Discretionary 1.1%
Academy Ltd.
Term Loan B, 5.10%, 06/09/22	3,571	2,628
Belk Inc.
Term Loan, 5.76%, 11/18/22	9,900	8,337
iHeartCommunications Inc.
Term Loan D, 7.53%, 01/30/19	20,000	17,142
		28,107
Energy 0.4%
Chesapeake Energy Corp.
Term Loan, 8.55%, 08/25/21	10,000	10,637
Financials 0.2%
First Eagle Investment Management
Term Loan, 5.00%, 11/30/22	3,960	3,960
Health Care 0.3%
Vizient Inc.
Term Loan B, 5.00%, 10/07/23	8,799	8,865
Industrials 0.4%
CEVA Group Plc
Term Loan, 6.54%, 03/12/21	1,721	1,498
CEVA Intercompany BV
Term Loan, 6.54%, 03/18/21	1,248	1,086
CEVA Logistics BV
1st Lien Term Loan, 6.50%, 03/12/21	1,216	1,059
CEVA Logistics Canada ULC
Term Loan, 6.54%, 03/18/21	215	187
Cortes NP Acquisition Corp.
Term Loan B, 6.04%, 09/29/23	4,355	4,395
Navistar Inc.
Term Loan B, 5.00%, 08/15/17	2,457	2,481
		10,706
Information Technology 0.0%
Western Digital Corp.
Term Loan B-1, 4.53%, 04/29/23	15	15
Total Variable Rate Senior Loan Interests (cost $65,744)		62,290
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (b) (d) (e) (f) (l)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 14.1%
Investment Companies 7.9%
JNL Money Market Fund, 0.53% (m) (n)	199,007	199,007

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Securities Lending Collateral 6.2%
Securities Lending Cash Collateral Fund LLC, 0.63% (m) (n)	156,695	156,695
Total Short Term Investments (cost $355,702)		355,702
Total Investments 106.3% (cost $2,507,804)		2,682,879
Other Assets and Liabilities, Net (6.3)%		(159,346)
Total Net Assets 100.0%		$2,523,533

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $549,422 and 21.8%, respectively.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(h) Perpetual security.

(i) Convertible security.

(j) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(k) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
CEVA Holdings LLC	07/23/12	$3,602	$369	—%
CEVA Holdings LLC - Series A-2	07/23/12	2,444	419	—
CEVA Holdings LLC - Series A-1	05/02/13	72	16	—
General Motors Co. Escrow	04/25/10	—	1	—
		$6,118	$805	—%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Franklin Templeton International Small Cap Growth Fund
COMMON STOCKS 97.1%
Belgium 0.6%
Barco NV	25	$2,485
Ontex Group NV	33	1,046
		3,531
Bermuda 2.8%
Arch Capital Group Ltd. (a)	139	13,218
Axis Capital Holdings Ltd.	29	1,938
		15,156
Brazil 0.6%
Grendene SA	183	1,325
M Dias Branco SA	43	1,764
		3,089
Canada 8.4%
Badger Daylighting Ltd. (b)	132	3,466
Canaccord Genuity Group Inc. (a)	417	1,598
Canada Goose Holdings Inc. (a)	17	268
Canadian Western Bank	76	1,671
Dorel Industries Inc - Class B	11	262
Enerflex Ltd.	103	1,471
Fairfax Financial Holdings Ltd.	26	11,832
Fairfax India Holdings Corp. (a)	1,287	16,987
Genworth MI Canada Inc. (b)	59	1,631
Gran Tierra Energy Inc. (a)	490	1,305
Laurentian Bank of Canada	24	1,035
Major Drilling Group International Inc. (a)	184	979
Mullen Group Ltd	157	1,998
ShawCor Ltd.	62	1,812
		46,315
China 2.2%
58.Com Inc. - Class A - ADR (a) (b)	230	8,122
AAC Technologies Holdings Inc.	56	650
China ZhengTong Auto Services Holdings Ltd.	2,206	1,327
Shanghai Haohai Biological Technology Co. Ltd. - Class H	226	1,042
Vinda International Holdings Ltd.	548	1,051
		12,192
Denmark 2.9%
ISS A/S	185	6,998
Scandinavian Tobacco Group A/S	500	8,742
		15,740
Finland 3.1%
Amer Sports Oyj - Class A (b)	132	2,992
Huhtamaki Oyj - Class I	88	3,148
Uponor Oyj	619	10,977
		17,117
France 4.7%
Beneteau SA	701	9,211
Elis SA (b)	591	11,605
Euler Hermes SA	57	5,245
		26,061
Germany 2.3%
Gerresheimer AG	46	3,644
Jenoptik AG	136	3,362
Rational AG	7	3,438
Stabilus SA	39	2,503
		12,947
Greece 1.2%
Diana Shipping Inc. (a)	1,398	6,458
Hong Kong 3.4%
Goodbaby International Holdings Ltd.	3,226	1,567
Greatview Aseptic Packaging Co. Ltd.	2,615	1,310
Hang Lung Group Ltd.	1,014	4,326
Luk Fook Holdings International Ltd.	556	1,767
Stella International Holdings Ltd.	528	872
Techtronic Industries Co.	788	3,189
Value Partners Group Ltd. (b)	2,030	1,935
VTech Holdings Ltd. (b)	217	2,597
	Shares/Par†	Value
Xtep International Holdings Ltd.	2,730	1,075
		18,638
India 0.9%
Dewan Housing Finance Corp. Ltd.	731	4,133
Jain Irrigation Systems Ltd.	514	743
		4,876
Ireland 9.8%
C&C Group Plc (b)	2,390	9,266
Dalata Hotel Group Plc (a)	1,834	8,745
Grafton Group Plc	1,794	16,045
Green REIT plc	4,909	7,122
Irish Residential Properties REIT Plc	3,850	5,093
Total Produce Plc	3,559	7,404
		53,675
Italy 1.6%
Azimut Holding SpA	22	389
Interpump Group SpA	179	4,160
Technogym SpA (a) (b)	415	2,766
Tod's SpA (b)	17	1,326
		8,641
Japan 8.1%
Anritsu Corp.	187	1,414
Asahi Co. Ltd.	83	966
Asatsu-DK Inc.	208	5,290
Asics Corp.	161	2,592
Bunka Shutter Co. Ltd.	148	1,146
Capcom Co. Ltd.	84	1,647
Daibiru Corp.	200	1,758
Descente Ltd	118	1,398
Dowa Holdings Co. Ltd.	326	2,346
Fuji Oil Holdings Inc.	88	2,052
Gulliver International Co. Ltd.	162	1,035
Kobayashi Pharmaceutical Co. Ltd.	73	3,531
KYB Co. Ltd.	218	1,136
Laox Co. Ltd. (a) (b)	135	783
Meitec Corp.	83	3,383
Nachi-Fujikoshi Corp.	301	1,549
Nihon Parkerizing Co. Ltd.	159	1,980
Square Enix Holdings Co. Ltd.	39	1,110
Sumitomo Rubber Industries Inc.	169	2,889
TechnoPro Holdings Inc.	44	1,685
Tsumura & Co.	124	3,888
Ushio Inc.	92	1,170
		44,748
Luxembourg 0.4%
Grand City Properties SA	130	2,387
Netherlands 3.2%
Aalberts Industries NV	89	3,336
Accell Group	67	1,835
Arcadis NV (b)	159	2,508
Beter Bed Holding NV	56	919
Refresco Group NV (c)	190	2,881
Sligro Food Group NV	167	6,292
		17,771
Norway 0.4%
Ekornes ASA	73	919
Tomra Systems ASA	112	1,227
		2,146
Philippines 0.4%
Metropolitan Bank & Trust Co.	399	635
Vista Land & Lifescapes Inc	16,356	1,656
		2,291
Poland 0.3%
CCC SA	25	1,517
Singapore 3.4%
ARA Asset Management Ltd.	11,411	14,521
Straits Trading Co. Ltd.	2,687	4,302
		18,823
South Korea 1.6%
BNK Financial Group Inc.	213	1,748
DGB Financial Group Inc.	322	3,123

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Hyundai Mipo Dockyard Co. Ltd. (a)	13	1,012
KIWOOM Securities Co. Ltd.	9	634
Korea Investment Holdings Co. Ltd.	52	2,195
		8,712
Spain 3.5%
Construcciones y Auxiliar de Ferrocarriles SA	44	1,688
Lar Espana Real Estate Socimi SA	1,214	9,352
Tecnicas Reunidas SA	24	944
Zardoya Otis SA	790	7,296
		19,280
Sweden 1.8%
Bulten AB	77	966
Cloetta Fazer AB - Class B	815	3,220
Duni AB	83	1,212
Tethys Oil AB	153	1,084
Thule Group AB (c)	209	3,507
		9,989
Switzerland 4.0%
Basilea Pharmaceutical AG (a) (b)	12	997
Bucher Industries AG	13	3,683
Logitech International SA (b)	70	2,237
Panalpina Welttransport Holding AG (b)	100	12,023
Vontobel Holding AG	51	2,905
		21,845
Taiwan 1.5%
Chicony Electronics Co. Ltd.	1,018	2,596
Giant Manufacturing Co. Ltd.	329	1,947
Merida Industry Co. Ltd.	185	979
Tripod Technology Corp.	879	2,477
		7,999
Thailand 0.3%
LPN Development PCL	1,260	444
Tisco Financial Group PCL	192	401
Tisco Financial Group PCL - NVDR	480	1,003
		1,848
United Kingdom 20.4%
Amec Foster Wheeler Plc	1,849	12,365
Bellway Plc	25	849
Bovis Homes Group Plc	66	701
Carpetright Plc (a)	1,007	3,003
Clarkson Plc	449	14,640
Countrywide Plc	1,666	3,248
DFS Furniture Plc	443	1,416
Foxtons Group Plc	636	767
Greggs Plc	198	2,588
Headlam Group Plc	1,365	10,669
Kennedy Wilson Europe Real Estate Plc	1,041	12,314

	Shares/Par†	Value
Laird Plc	455	871
LivaNova Plc (a) (b)	37	1,837
Man Group Plc	1,216	2,246
Morgan Sindall Group Plc	443	5,429
Oxford Instruments Plc	152	1,561
PageGroup Plc	2,153	11,552
Serco Group Plc (a)	2,797	4,041
SIG Plc	759	1,059
Sthree Plc	1,048	4,134
Vectura Group Plc (a)	752	1,439
Vesuvius Plc	2,419	15,775
		112,504
United States of America 3.3%
Flextronics International Ltd. (a)	76	1,277
RenaissanceRe Holdings Ltd.	108	15,666
Russel Metals Inc.	62	1,221
		18,164
Total Common Stocks (cost $505,919)		534,460
PREFERRED STOCKS 0.2%
Brazil 0.2%
Alpargatas SA	308	1,202
Total Preferred Stocks (cost $775)		1,202
RIGHTS 0.1%
United Kingdom 0.1%
Laird Plc (a)	364	317
Total Rights (cost $605)		317
INVESTMENT COMPANIES 0.2%
United States of America 0.2%
iShares MSCI EAFE Small Cap Index Fund (b)	19	1,023
Total Investment Companies (cost $1,002)		1,023
SHORT TERM INVESTMENTS 4.9%
Investment Companies 2.2%
JNL Money Market Fund, 0.53% (d) (e)	12,300	12,300
Securities Lending Collateral 2.7%
Securities Lending Cash Collateral Fund LLC, 0.63% (d) (e)	14,860	14,860
Total Short Term Investments (cost $27,160)		27,160
Total Investments 102.5% (cost $535,461)		564,162
Other Assets and Liabilities, Net (2.5)%		(13,976)
Total Net Assets 100.0%		$550,186

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Refresco Group NV	01/06/16	$3,149	$2,881	0.5%
Thule Group AB	08/26/15	2,559	3,507	0.7
		$5,708	$6,388	1.2%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS 88.5%
Consumer Discretionary 8.1%
Charter Communications Inc. - Class A (a)	72	$23,414
DISH Network Corp. - Class A (a)	236	14,961
General Motors Co.	513	18,146
Goodyear Tire & Rubber Co.	199	7,156
Relx Plc	481	9,424
Time Warner Inc.	278	27,138
		100,239
Consumer Staples 11.8%
Altria Group Inc.	189	13,518
British American Tobacco Plc	343	22,771
CVS Health Corp.	254	19,907
Edgewell Personal Care Co. (a)	8	599
Energizer Holdings Inc.	53	2,944
Imperial Brands Plc	303	14,706
Kroger Co.	631	18,602
PepsiCo Inc.	99	11,055
Philip Morris International Inc.	52	5,859
Reynolds American Inc.	253	15,943
Rite Aid Corp. (a)	736	3,127
Walgreens Boots Alliance Inc.	186	15,465
		144,496
Energy 8.9%
Apache Corp.	122	6,248
Baker Hughes Inc.	300	17,946
BP Plc	1,156	6,653
CONSOL Energy Inc. (a)	370	6,205
Kinder Morgan Inc.	969	21,060
Marathon Oil Corp.	899	14,206
Royal Dutch Shell Plc - Class A	501	13,184
Royal Dutch Shell Plc - Class A	328	8,647
Williams Cos. Inc.	506	14,984
		109,133
Financials 21.3%
Alleghany Corp. (a)	31	19,281
Ally Financial Inc.	257	5,224
American International Group Inc.	426	26,621
Barclays Plc	2,860	8,072
Capital One Financial Corp.	136	11,782
Chubb Ltd.	97	13,168
CIT Group Inc.	298	12,786
Citigroup Inc.	280	16,730
Citizens Financial Group Inc.	565	19,515
FCB Financial Holdings Inc. - Class A (a)	41	2,014
Guaranty Bancorp	10	236
Hartford Financial Services Group Inc.	121	5,802
JPMorgan Chase & Co.	222	19,523
MetLife Inc.	296	15,652
PNC Financial Services Group Inc.	287	34,539
Voya Financial Inc.	279	10,572
Wells Fargo & Co.	208	11,573
White Mountains Insurance Group Ltd.	11	9,603
XL Group Ltd.	476	18,983
		261,676
Health Care 14.0%
CIGNA Corp.	40	5,854
Eli Lilly & Co.	385	32,367
Medtronic Plc	527	42,446
Merck & Co. Inc.	579	36,814
Novartis AG - ADR	301	22,340
Stryker Corp.	167	21,992
Teva Pharmaceutical Industries Ltd. - ADR	336	10,785
		172,598
Industrials 4.8%
A P Moller - Maersk A/S - Class B	6	10,551
BE Aerospace Inc.	112	7,174
Caterpillar Inc.	167	15,527
CNH Industrial NV	764	7,354
Federal Signal Corp.	92	1,265
KLX Inc. (a)	56	2,501
	Shares/Par†	Value
Sensata Technologies Holding NV (a)	328	14,322
		58,694
Information Technology 13.0%
CA Inc.	457	14,510
Cisco Systems Inc.	666	22,520
Cognizant Technology Solutions Corp. - Class A (a)	242	14,403
Dell Technologies Inc. - Class V (a)	60	3,867
Hewlett Packard Enterprise Co.	611	14,474
Microsoft Corp.	437	28,795
Nokia Oyj - ADR (b)	823	4,461
Nokia Oyj	1,026	5,516
Samsung Electronics Co. Ltd.	11	20,695
Symantec Corp.	979	30,032
		159,273
Materials 4.8%
International Paper Co.	323	16,422
LafargeHolcim Ltd.	148	8,752
Monsanto Co.	120	13,551
ThyssenKrupp AG	302	7,393
Warrior Met Coal LLC (a) (c) (d) (e)	7	2,286
Warrior Met Coal LLC (a) (c) (d) (e)	3	977
WestRock Co.	193	10,022
		59,403
Real Estate 0.3%
Alexander's Inc.	8	3,454
Forestar Group Inc. (a)	20	266
		3,720
Telecommunication Services 1.1%
Koninklijke KPN NV	2,455	7,380
Vodafone Group Plc	2,220	5,786
		13,166
Utilities 0.4%
Vistra Energy Corp. (a)	266	300
Vistra Energy Corp.	266	4,342
		4,642
Total Common Stocks (cost $883,079)		1,087,040
CORPORATE BONDS AND NOTES 1.7%
Consumer Discretionary 0.5%
iHeartCommunications Inc.
9.00%, 12/15/19	7,449	6,332
Health Care 0.9%
Community Health Systems Inc.
7.13%, 07/15/20	1,397	1,280
6.88%, 02/01/22	2,091	1,790
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (f)	5,198	4,704
7.50%, 07/15/21 (f)	1,242	1,088
6.75%, 08/15/21 (f)	830	716
5.63%, 12/01/21 (f)	555	447
7.25%, 07/15/22 (f)	409	349
VRX Escrow Corp.
5.38%, 03/15/20 (f)	222	199
		10,573
Materials 0.0%
Walter Energy Inc.
0.00%, 04/01/20 (a) (g)	1,315	—
Real Estate 0.0%
Tropicana Entertainment LLC
0.00%, 12/15/14 (a) (c) (d) (e) (g)	1,130	—
Telecommunication Services 0.3%
Avaya Inc.
0.00%, 04/01/19 - 03/01/21 (a) (c) (d) (g)	11,996	3,502
Total Corporate Bonds And Notes (cost $29,333)		20,407
VARIABLE RATE SENIOR LOAN INTERESTS 2.3% (h)
Consumer Discretionary 1.5%
Belk Inc.
Term Loan, 5.76%, 11/18/22	1,582	1,332
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 01/26/18 (a) (g)	2,112	2,572
Term Loan B-5, 0.00%, 01/28/18 (a) (g)	584	661

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Term Loan B-6, 0.00%, 01/28/18 (a) (g)	2,782	3,216
Cumulus Media Holdings Inc.
Term Loan, 4.25%, 12/31/20	575	431
iHeartCommunications Inc.
Term Loan D, 7.53%, 01/30/19	4,339	3,719
Term Loan E, 8.28%, 07/30/19	1,395	1,191
Toys R Us Inc.
Term Loan B-4, 8.29%, 10/15/19	616	614
Term Loan B-4, 9.80%, 03/15/20	5,842	4,633
		18,369
Telecommunication Services 0.8%
Avaya Inc.
Term Loan B-3, 0.00%, 10/26/17 (a) (c) (d) (g)	3,858	3,057
Term Loan, 8.50%, 01/19/18 (c) (d)	1,586	1,630
Term Loan B-7, 0.00%, 03/31/18 - 04/30/20 (a) (c) (d) (g)	6,386	5,076
		9,763
Total Variable Rate Senior Loan Interests (cost $29,520)		28,132
GOVERNMENT AND AGENCY OBLIGATIONS 0.2%
Municipal 0.2%
Commonwealth of Puerto Rico
0.00%, 07/01/35 (a) (g)	4,758	2,950
Total Government And Agency Obligations (cost $4,123)		2,950
OTHER EQUITY INTERESTS 0.1%
Lehman Brothers Holdings Inc. Bankruptcy Claims (a) (i)	27,190	864
Texas Competitive Electric Holdings Co. LLC (a) (c) (d) (i)	15,864	119
Tribune Co. Escrow Litigation Interests (a) (c) (d) (e) (i)	67	—
Total Other Equity Interests (cost $1,709)		983
SHORT TERM INVESTMENTS 7.6%
Investment Companies 7.2%
JNL Money Market Fund, 0.53% (j) (k)	88,567	88,567
	Shares/Par†	Value
Securities Lending Collateral 0.2%
Securities Lending Cash Collateral Fund LLC, 0.63% (j) (k)	2,200	2,200
Treasury Securities 0.2%
U.S. Treasury Bill
0.68%, 08/24/17	3,000	2,990
Total Short Term Investments (cost $93,759)		93,757
Total Investments 100.4% (cost $1,041,523)		1,233,269
Other Derivative Instruments (0.1)%		(1,095)
Other Assets and Liabilities, Net (0.3)%		(3,214)
Total Net Assets 100.0%		$1,228,960

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $7,503 and 0.6%, respectively.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 1.7% of the Fund’s net assets.

(h) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Avaya Inc., Term Loan B-3, 0.00%, 10/26/17	05/21/13	$3,586	$3,057	0.2%
Avaya Inc., Term Loan, 8.50%, 01/19/18	01/24/17	1,572	1,630	0.1
Avaya Inc., Term Loan B-7, 0.00%, 03/31/18	02/11/14	2,277	1,967	0.2
Avaya Inc., 0.00%, 04/01/19	05/24/13	2,358	1,924	0.2
Avaya Inc., Term Loan B-7, 0.00%, 04/30/20	09/14/15	3,304	3,109	0.3
Avaya Inc., 0.00%, 03/01/21	05/17/13	8,520	1,578	0.1
Texas Competitive Electric Holdings Co. LLC	12/30/16	—	119	—
Tribune Co. Escrow Litigation Interests	02/22/13	—	—	—
Tropicana Entertainment LLC, 0.00%, 12/15/14	12/14/07	743	—	—
Warrior Met Coal LLC	03/24/16	554	2,286	0.2
Warrior Met Coal LLC	05/07/15	3,711	977	0.1
		$26,625	$16,647	1.4%

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/EUR	BOA	04/18/17	EUR	(275)	$(293)	$(2)
USD/EUR	BOA	04/18/17	EUR	(191)	(203)	1
USD/EUR	HSB	04/18/17	EUR	(167)	(178)	(1)
USD/EUR	HSB	04/18/17	EUR	(351)	(374)	—
USD/EUR	SSB	04/18/17	EUR	(39,412)	(42,071)	(289)
USD/EUR	UBS	04/18/17	EUR	(419)	(448)	3
USD/GBP	HSB	05/23/17	GBP	(46,639)	(58,502)	(257)
USD/GBP	SSB	05/23/17	GBP	(136)	(171)	(1)
USD/KRW	HSB	05/12/17	KRW	(13,575,947)	(12,146)	(286)
USD/KRW	HSB	05/12/17	KRW	(49,118)	(44)	—
USD/KRW	UBS	05/12/17	KRW	(9,586,413)	(8,576)	(263)
					$(123,006)	$(1,095)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 16.4%
Academic Loan Funding Trust
Series 2012-A2-1A, 2.08%, 12/27/44 (a) (b)	5,750	$5,730
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-ASP4, REMIC, 1.14%, 08/25/36 (a)	1,729	1,603
ACIS CLO Ltd.
Series 2013-A-2A, 1.52%, 10/14/22 (a) (b)	846	846
Series 2013-BR-2A, 2.21%, 10/14/22 (a) (c) (d) (e)	1,750	1,750
Series 2013-C1R-2A, 2.46%, 10/14/22 (a) (c) (d) (e)	1,400	1,400
Series 2013-B-2A, 2.81%, 10/14/22 (a) (b)	852	852
Series 2013-C1-2A, 3.84%, 10/14/22 (a) (b)	655	651
Series 2014-A-4A, 2.45%, 05/01/26 (a) (b)	4,066	4,057
Adjustable Rate Mortgage Trust
Series 2004-2A1-5, REMIC, 3.44%, 04/25/35 (a)	127	127
Amortizing Residential Collateral Trust
Series 2002-M2-BC6, REMIC, 2.78%, 08/25/32 (a)	19	18
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2003-M2-HE2, REMIC, 3.76%, 04/15/33 (a)	4	4
Banc of America Commercial Mortgage Trust
Series 2007-AM-2, REMIC, 5.80%, 04/10/49 (a)	98	98
Banc of America Funding Trust
Series 2006-A2-8T2, REMIC, 5.79%, 10/25/36	32	28
Banc of America Mortgage Securities Inc.
Series 2005-2A1-H, REMIC, 3.23%, 09/25/35 (a)	302	289
Bank of America Student Loan Trust
Series 2010-A-1A, 1.84%, 02/25/43 (a) (b)	1,458	1,449
Brazos Higher Education Authority Inc.
Series 2005-A11-2, 1.29%, 09/27/21 (a)	1,407	1,404
Brentwood CLO Corp.
Series 2006-A1A-1A, 1.30%, 02/01/22 (a) (b)	234	233
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A1A-10, REMIC, 3.51%, 12/25/35 (a)	638	505
Countrywide Alternative Loan Trust
Series 2005-A1-38, REMIC, 2.14%, 09/25/35 (a)	118	106
Countrywide Asset-Backed Certificates
Series 2004-M4-5, REMIC, 2.86%, 06/25/34 (a)	72	68
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-A1-52, REMIC, 3.33%, 02/19/34 (a)	156	154
Credit Suisse European Mortgage Capital Ltd.
Series 2015-A-1HWA, 2.75%, 04/20/20, EUR (a) (c) (d) (e)	2,450	2,554
Crown Point CLO III Ltd.
Series 2015-A1A-3A, 2.43%, 12/31/27 (a) (b)	7,898	7,899
ECMC Group Student Loan Trust
Series 2016-A-1A, 2.33%, 02/25/29 (a) (b)	5,541	5,538
Edsouth Indenture No. 1 LLC
Series 2010-A1-1, 1.89%, 07/25/23 (a) (b)	250	250
EFS Volunteer No. 2 LLC
Series 2012-A2-1, 2.33%, 03/25/36 (a) (b)	5,500	5,569
EFS Volunteer No. 3 LLC
Series 2012-A3-1, 1.98%, 04/25/33 (a) (b)	3,450	3,416
GCO Education Loan Funding Trust
Series 2006-A8L-1, 1.18%, 05/25/25 (a)	1,483	1,473
GMAC Mortgage Corp. Loan Trust
Series 2007-1A1-HE3, REMIC, 7.00%, 09/25/37 (a)	60	59
Series 2007-2A1-HE3, REMIC, 7.00%, 09/25/37	150	153
Greywolf CLO V Ltd.
Series 2015-A1-1A, 2.64%, 04/25/27 (a) (b)	3,500	3,500
GSAA Home Equity Trust
Series 2007-2A2A-5, REMIC, 1.21%, 05/25/37 (a)	3,101	2,046
GSMPS Mortgage Loan Trust
Series 2005-A1-LT1, 1.24%, 02/25/35 (a) (b)	16	16
Halcyon Loan Advisors Funding Ltd.
Series 2014-A1-1A, 2.55%, 04/18/26 (a) (b)	2,550	2,544
	Shares/Par†	Value
Series 2015-A-2A, REMIC, 2.43%, 07/25/27 (a) (b)	5,800	5,798
ICG US CLO Ltd.
Series 2014-A1-1A, 2.18%, 04/20/26 (a) (b)	4,197	4,176
Impac CMB Trust
Series 2004-2A-10, REMIC, 1.62%, 03/25/35 (a)	63	57
Luminent Mortgage Trust
Series 2006-1A1-7, REMIC, 1.16%, 12/25/36 (a)	2,095	1,837
MASTR Adjustable Rate Mortgages Trust
Series 2004-5A1-12, REMIC, 3.28%, 10/25/34 (a)	124	121
Series 2004-1A1-15, REMIC, 3.84%, 12/25/34 (a)	46	44
Series 2006-4A1B-OA2, REMIC, 1.84%, 12/25/46 (a)	1,548	1,403
MASTR Seasoned Securities Trust
Series 2005-4A1-2, REMIC, 3.48%, 10/25/32 (a)	106	103
Montana Higher Education Student Assistance Corp.
Series 2012-A3-1, REMIC, 2.03%, 04/20/29 (a)	3,100	3,012
Morgan Stanley Mortgage Loan Trust
Series 2004-2A1-6AR, REMIC, 3.35%, 08/25/34 (a)	51	50
Series 2006-2A3-3AR, REMIC, 3.37%, 03/25/36 (a)	867	696
Mortgage Repurchase Agreement Financing Trust
Series 2016-A1-3, 1.86%, 05/10/17 (a) (b)	3,050	3,050
Series 2016-A2-1, 1.81%, 04/10/19 (a) (b) (e)	2,050	2,050
Mortgage Repurchase Financing Trust
Series 2016-A-2, 2.16%, 08/10/17 (a) (b)	5,575	5,576
Series 2016-A-1, 1.76%, 04/10/19 (a) (b) (e)	3,550	3,550
Navient Student Loan Trust
Series 2016-A-7A, 2.13%, 12/25/28 (a) (b)	5,176	5,228
Series 2016-A-5A, 2.23%, 12/25/28 (a) (b)	11,706	11,884
NCUA Guaranteed Notes Trust
Series 2011-A4-M1, REMIC, 3.00%, 06/12/19	1,900	1,958
Nelnet Student Loan Trust
Series 2006-A6-1, 1.50%, 08/23/36 (a) (b)	5,450	5,141
Northstar Education Finance Inc.
Series 2007-A1-1, 1.14%, 04/28/30 (a)	1,200	1,177
OCP CLO Ltd.
Series 2014-A1-5A, 2.03%, 04/26/26 (a) (b)	4,640	4,628
OFSI Fund VI Ltd.
Series 2014-A1-6A, 2.05%, 03/20/25 (a) (b)	4,673	4,661
OFSI Fund VII Ltd.
Series 2014-A-7A, 2.36%, 10/18/26 (a) (b)	1,300	1,300
Panhandle-Plains Higher Education Authority Inc.
Series 2010-A1-2, REMIC, 2.13%, 01/01/24 (a)	1,078	1,069
Residential Accredit Loans Inc. Trust
Series 2005-A1-QO5, REMIC, 1.61%, 01/25/46 (a)	687	514
Sail Net Interest Margin Notes
Series 2003-A-3, 7.75%, 04/27/33 (b)	6	10
Series 2004-A-2A, 5.50%, 03/27/34 (b)	45	14
Scholar Funding Trust
Series 2010-A-A, 1.79%, 04/28/35 (a) (b)	1,797	1,771
SLM Student Loan Trust
Series 2007-A4-7, 1.37%, 01/25/22 (a)	2,369	2,321
Series 2007-A4-2, 1.10%, 07/25/22 (a)	4,800	4,627
Series 2008-A4-4, 2.69%, 07/25/22 (a)	2,217	2,257
Series 2008-A3-2, 1.79%, 04/25/23 (a)	921	910
Series 2008-A4-8, 2.54%, 04/25/23 (a)	1,800	1,833
Series 2008-A4-6, 2.14%, 07/25/23 (a)	2,950	2,958
Series 2008-A4-5, 2.74%, 07/25/23 (a)	7,221	7,379
Series 2005-A3-4, 1.16%, 01/25/27 (a)	4,643	4,600
Series 2003-A5A-1, 1.24%, 12/15/32 (b)	4,200	3,970
Series 2003-A5A-7A, 1.29%, 12/15/33 (a) (b)	4,536	4,545
Series 2004-A6-8A, 1.67%, 01/25/40 (a) (b)	4,050	3,898
Series 2005-A5-5, REMIC, 1.79%, 10/25/40 (a)	1,150	1,107
Station Place Securitization Trust
Series 2015-A-2, 1.94%, 05/15/17 (a) (b)	2,950	2,950
Structured Asset Mortgage Investments II Trust
Series 2005-2A1-AR3, REMIC, 3.17%, 08/25/35 (a)	47	48
THL Credit Wind River CLO Ltd.
Series 2013-A1-1A, 2.18%, 04/20/25 (a) (b)	4,800	4,796

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Trinitas CLO II Ltd.
Series 2014-A1-2A, 2.29%, 07/15/26 (a) (b)	1,990	1,983
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2004-A2-AR3, REMIC, 2.85%, 06/25/34 (a)	224	227
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2A3-AR8, REMIC, 3.10%, 04/25/36 (a)	56	56
WhiteHorse VIII Ltd.
Series 2014-A-1A, 2.53%, 05/01/26 (a) (b)	2,400	2,387
Z Capital Credit Partners CLO Ltd.
Series 2015-A1-1A, 2.35%, 07/16/27 (a) (b)	5,127	5,104
Total Non-U.S. Government Agency Asset-Backed Securities (cost $184,005)		185,223
CORPORATE BONDS AND NOTES 28.3%
Consumer Discretionary 1.9%
21st Century Fox America Inc.
3.70%, 09/15/24	3,425	3,492
Amazon.com Inc.
3.30%, 12/05/21	2,500	2,599
Charter Communications Operating LLC
3.58%, 07/23/20	125	129
4.91%, 07/23/25	2,200	2,323
Comcast Corp.
3.38%, 08/15/25	2,275	2,296
Dollar Tree Inc.
5.25%, 03/01/20	100	103
5.75%, 03/01/23	400	426
General Motors Co.
3.50%, 10/02/18	2,055	2,098
Hartford Financial Services Group Inc.
5.13%, 04/15/22	250	276
Maquinaria Especializada MXO S.A.P.I. de C.V.
0.00%, 04/13/21 (c) (d) (e) (f) (g)	99	—
MGM Resorts International
6.63%, 12/15/21	1,400	1,551
NBCUniversal Media LLC
4.38%, 04/01/21	1,600	1,719
Rensselaer Polytechnic Institute
5.60%, 09/01/20	2,300	2,519
Sally Holdings LLC
5.63%, 12/01/25	1,350	1,348
Time Warner Cable Inc.
5.00%, 02/01/20	175	186
5.88%, 11/15/40	425	453
5.50%, 09/01/41	253	257
		21,775
Consumer Staples 2.1%
Constellation Brands Inc.
4.25%, 05/01/23	2,325	2,449
CVS Caremark Corp.
4.13%, 05/15/21	999	1,058
CVS Health Corp.
3.50%, 07/20/22	2,775	2,863
2.88%, 06/01/26	2,925	2,786
Kraft Heinz Foods Co.
2.80%, 07/02/20	1,325	1,342
3.95%, 07/15/25	675	684
4.38%, 06/01/46	1,400	1,308
Molson Coors Brewing Co.
2.10%, 07/15/21	625	611
3.00%, 07/15/26	875	831
Reynolds American Inc.
4.45%, 06/12/25	3,950	4,153
Suntory Holdings Ltd.
2.55%, 09/29/19 (b)	2,050	2,062
Walgreens Boots Alliance Inc.
2.70%, 11/18/19	525	532
2.60%, 06/01/21	1,175	1,175
3.45%, 06/01/26	1,300	1,269
		23,123
	Shares/Par†	Value
Energy 3.2%
Anadarko Petroleum Corp.
8.70%, 03/15/19	1,025	1,150
3.45%, 07/15/24	670	651
5.55%, 03/15/26	625	693
6.45%, 09/15/36	850	1,002
Antero Resources Corp.
5.63%, 06/01/23	2,100	2,147
Apache Corp.
3.25%, 04/15/22	300	301
2.63%, 01/15/23	525	505
4.25%, 01/15/44	1,550	1,442
ConocoPhillips Co.
3.35%, 11/15/24	1,010	1,018
4.95%, 03/15/26 (h)	500	555
4.15%, 11/15/34	825	824
Devon Energy Corp.
4.75%, 05/15/42	925	891
Energy Transfer Partners LP
4.65%, 06/01/21	725	761
3.60%, 02/01/23	210	208
4.75%, 01/15/26	350	361
Enterprise Products Operating LLC
4.74%, 08/01/66 (a)	2,475	2,450
Halliburton Co.
3.80%, 11/15/25	700	709
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	2,125	2,092
Kinder Morgan Inc.
3.05%, 12/01/19	2,675	2,716
Laredo Petroleum Inc.
6.25%, 03/15/23 (h)	300	305
Occidental Petroleum Corp.
3.40%, 04/15/26	2,075	2,067
Pemex Project Funding Master Trust
6.63%, 06/15/35	10	10
Petroleos Mexicanos
5.50%, 02/04/19 - 06/27/44	493	512
6.38%, 02/04/21 - 01/23/45	352	377
5.63%, 01/23/46	10	9
Pioneer Natural Resources Co.
3.45%, 01/15/21	1,550	1,588
3.95%, 07/15/22	480	499
Plains All American Pipeline LP
3.65%, 06/01/22	1,275	1,291
4.50%, 12/15/26	1,450	1,477
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	2,050	2,216
Shell International Finance BV
4.55%, 08/12/43	825	855
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	500	506
Western Gas Partners LP
3.95%, 06/01/25	1,300	1,277
Williams Partners LP
3.60%, 03/15/22	1,245	1,262
3.90%, 01/15/25	1,825	1,815
		36,542
Financials 9.5%
AerCap Ireland Capital Ltd.
3.50%, 05/26/22	2,500	2,517
American International Group Inc.
3.75%, 07/10/25	750	746
4.50%, 07/16/44	200	191
4.80%, 07/10/45	1,225	1,216
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	6,900	6,953
3.65%, 02/01/26	1,925	1,941
4.90%, 02/01/46	700	754
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (i)	1,125	1,184
6.50%, (callable at 100 beginning 10/23/24) (i)	750	818
4.00%, 04/01/24	1,500	1,554
3.25%, 10/21/27	2,325	2,212

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
4.18%, 11/25/27	4,250	4,255
3.82%, 01/20/28 (a)	2,600	2,600
Barclays Plc
4.95%, 01/10/47	450	450
Chubb Corp.
6.37%, 03/29/67 (a)	1,300	1,255
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (i)	775	836
Compass Bank
1.85%, 09/29/17	850	850
2.75%, 09/29/19	925	926
5.50%, 04/01/20	1,200	1,258
Credit Suisse AG
6.50%, 08/08/23 (b)	400	439
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (b) (i)	250	271
4.28%, 01/09/28 (b)	1,050	1,045
Dai-Ichi Life Holdings Inc.
4.00%, (callable at 100 beginning 07/24/26) (b) (i)	1,700	1,652
Deutsche Bank AG
2.50%, 02/13/19	475	476
4.25%, 10/14/21 (b)	200	205
Discover Bank
8.70%, 11/18/19	551	630
Discover Financial Services
3.85%, 11/21/22	1,499	1,525
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,200	1,240
5.88%, 08/02/21	750	834
4.13%, 08/04/25	2,025	2,034
GE Capital International Funding Co.
4.42%, 11/15/35	1,346	1,421
General Electric Capital Corp.
8.50%, 04/06/18, MXN	5,000	270
6.15%, 08/07/37	158	204
5.88%, 01/14/38	258	325
General Motors Financial Co. Inc.
3.50%, 07/10/19	1,025	1,052
HSBC Holdings Plc
3.26%, 03/13/23 (a)	2,275	2,284
ING Bank NV
4.12%, 11/21/23 (a)	2,875	2,932
ING Groep NV
3.15%, 03/29/22	800	801
Intesa Sanpaolo SpA
3.88%, 01/16/18	3,075	3,117
5.02%, 06/26/24 (b)	200	188
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (i)	2,575	2,668
2.97%, 01/15/23	2,275	2,270
3.63%, 12/01/27	2,275	2,207
4.26%, 02/22/48 (a)	700	699
Macquarie Bank Ltd.
6.63%, 04/07/21 (c) (d)	1,475	1,650
MetLife Inc.
4.05%, 03/01/45	300	290
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	1,050	1,059
3.85%, 03/01/26	1,200	1,230
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (i)	1,850	1,903
2.44%, 10/24/23 (a)	1,625	1,659
3.88%, 04/29/24	1,150	1,183
3.70%, 10/23/24	3,000	3,046
4.00%, 07/23/25	150	155
3.63%, 01/20/27	950	940
Petrobras Global Finance BV
8.38%, 05/23/21	420	475
8.75%, 05/23/26	40	46
7.38%, 01/17/27	500	529
6.85%, 06/05/15	150	134
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (b)	2,125	2,126
Santander Bank NA
8.75%, 05/30/18	700	751
	Shares/Par†	Value
Santander UK Plc
5.00%, 11/07/23 (b)	1,410	1,472
Stadshypotek AB
1.88%, 10/02/19 (b)	4,300	4,289
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (b)	2,200	2,303
SunTrust Banks Inc.
2.35%, 11/01/18	2,775	2,795
Synchrony Financial
2.60%, 01/15/19	2,200	2,218
3.00%, 08/15/19	1,525	1,548
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (b)	640	692
UBS Group AG
3.00%, 04/15/21 (b)	2,300	2,301
Wells Fargo & Co.
3.00%, 10/23/26	8,175	7,809
Westpac Banking Corp.
4.32%, 11/23/31 (a)	1,675	1,687
		107,595
Health Care 2.7%
AbbVie Inc.
2.50%, 05/14/20	1,100	1,108
Actavis Funding SCS
2.35%, 03/12/18	1,200	1,205
4.85%, 06/15/44	476	482
Aetna Inc.
2.80%, 06/15/23	900	893
Bayer US Finance LLC
3.00%, 10/08/21 (b)	2,900	2,925
Becton Dickinson & Co.
2.68%, 12/15/19	1,612	1,635
Community Health Systems Inc.
8.00%, 11/15/19 (h)	350	343
EMD Finance LLC
2.95%, 03/19/22 (b)	2,950	2,963
Forest Laboratories Inc.
4.38%, 02/01/19 (b)	4,074	4,218
5.00%, 12/15/21 (b)	1,700	1,848
HCA Inc.
4.75%, 05/01/23	2,150	2,236
Medtronic Inc.
2.50%, 03/15/20	675	684
3.15%, 03/15/22	1,200	1,232
Mylan NV
3.95%, 06/15/26	2,700	2,646
Teva Pharmaceutical Finance III BV
3.15%, 10/01/26 (h)	725	667
Thermo Fisher Scientific Inc.
3.00%, 04/15/23	1,800	1,781
UnitedHealth Group Inc.
4.63%, 07/15/35	1,050	1,139
4.75%, 07/15/45	1,125	1,234
Valeant Pharmaceuticals International Inc.
7.00%, 03/15/24 (b)	900	924
		30,163
Industrials 0.7%
International Lease Finance Corp.
7.13%, 09/01/18 (b)	1,200	1,282
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (b)	800	832
5.50%, 02/15/24 (b)	400	416
Penske Truck Leasing Co. LP
3.05%, 01/09/20 (b)	2,400	2,438
Roper Technologies Inc.
3.00%, 12/15/20	1,350	1,375
3.80%, 12/15/26	1,800	1,807
		8,150
Information Technology 2.3%
Broadcom Corp.
3.00%, 01/15/22 (b)	2,500	2,492
3.63%, 01/15/24 (b)	2,950	2,971
3.88%, 01/15/27 (b)	1,400	1,409

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Cisco Systems Inc.
2.20%, 02/28/21	1,675	1,674
Everett Spinco Inc.
4.25%, 04/15/24 (b)	1,550	1,574
Fidelity National Information Services Inc.
3.63%, 10/15/20	2,750	2,848
Fiserv Inc.
2.70%, 06/01/20	1,700	1,716
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,125	1,168
Microsoft Corp.
3.13%, 11/03/25	2,300	2,321
NXP BV
4.63%, 06/01/23 (b)	4,250	4,494
Oracle Corp.
2.50%, 05/15/22	1,925	1,918
Symantec Corp.
5.00%, 04/15/25 (b)	1,750	1,794
		26,379
Materials 0.6%
Ecolab Inc.
5.50%, 12/08/41	775	910
LyondellBasell Industries NV
5.00%, 04/15/19	256	270
Reynolds Group Issuer Inc.
5.75%, 10/15/20	2,275	2,340
5.13%, 07/15/23 (b)	1,250	1,284
Sappi Papier Holding GmbH
7.75%, 07/15/17 (c) (d)	1,200	1,203
Westlake Chemical Corp.
3.60%, 08/15/26 (b)	725	709
		6,716
Real Estate 1.5%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	2,000	2,044
American Tower Corp.
3.40%, 02/15/19	825	843
3.30%, 02/15/21	850	862
ARC Properties Operating Partnership LP
3.00%, 02/06/19	2,310	2,321
Crown Castle International Corp.
2.25%, 09/01/21	675	656
5.25%, 01/15/23	1,575	1,718
Developers Diversified Realty Corp.
7.50%, 04/01/17	2,170	2,170
Education Realty Operating Partnership LP
4.60%, 12/01/24	1,775	1,792
ERP Operating LP
4.63%, 12/15/21	1,538	1,657
National Retail Properties Inc.
3.60%, 12/15/26	1,250	1,228
Select Income REIT
2.85%, 02/01/18	325	327
VEREIT Operating Partnership LP
4.13%, 06/01/21	1,125	1,153
4.88%, 06/01/26	600	625
		17,396
Telecommunication Services 3.3%
America Movil SAB de CV
6.00%, 06/09/19, MXN	9,650	496
AT&T Inc.
2.80%, 02/17/21	425	426
3.20%, 03/01/22	1,600	1,612
3.00%, 06/30/22	2,400	2,386
4.45%, 04/01/24	800	836
3.95%, 01/15/25	625	629
3.40%, 05/15/25	5,025	4,860
4.13%, 02/17/26	1,625	1,645
4.25%, 03/01/27	1,625	1,649
Digicel Ltd.
6.75%, 03/01/23 (b)	1,550	1,383
Softbank Corp.
4.50%, 04/15/20 (b)	1,700	1,749
	Shares/Par†	Value
Telefonica Emisiones SAU
5.46%, 02/16/21	3,225	3,540
4.10%, 03/08/27	1,700	1,713
T-Mobile USA Inc.
4.00%, 04/15/22	840	857
Verizon Communications Inc.
2.95%, 03/15/22 (b)	4,296	4,271
5.15%, 09/15/23	6,675	7,333
4.15%, 03/15/24	725	751
4.67%, 03/15/55	1,023	915
		37,051
Utilities 0.5%
Consumers Energy Co.
3.95%, 05/15/43	2,125	2,134
Puget Sound Energy Inc.
6.97%, 06/01/67 (a)	1,575	1,419
Southern Co.
2.35%, 07/01/21	2,325	2,279
		5,832
Total Corporate Bonds And Notes (cost $317,817)		320,722
GOVERNMENT AND AGENCY OBLIGATIONS 52.5%
Collateralized Mortgage Obligations 1.4%
Federal Home Loan Mortgage Corp.
Series 2015-M3-DNA1, 4.28%, 10/25/27 (a)	620	665
Interest Only, Series C45-304, 3.00%, 12/15/27 (c) (d)	746	71
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21 (c) (d)	—	—
Interest Only, Series SD-4320, REMIC, 5.19%, 07/15/39 (a) (c) (d)	781	122
Interest Only, Series SW-3852, REMIC, 5.09%, 05/15/41 (a) (c) (d)	889	124
Interest Only, Series PS-4273, REMIC, 5.19%, 11/15/43 (a) (c) (d)	1,125	171
Interest Only, Series SE-4314, REMIC, 5.14%, 03/15/44 (a) (c) (d)	778	148
Interest Only, Series GS-4326, REMIC, 5.14%, 04/15/44 (a) (c) (d)	1,116	194
Interest Only, Series AS-4473, REMIC, 4.69%, 05/15/45 (a) (c) (d)	1,153	178
Interest Only, Series ST-4583, REMIC, 5.09%, 05/15/46 (a) (c) (d)	3,749	892
Federal National Mortgage Association
Series 2014-1M1-C03, 2.18%, 07/25/24 (a)	89	89
Interest Only, Series 2010-LS-126, REMIC, 4.22%, 11/25/40 (a) (c) (d)	3,530	578
Series 2011-GB-52, REMIC, 5.00%, 06/25/41	1,129	1,240
Series 2011-DB-99, REMIC, 5.00%, 10/25/41	1,066	1,167
Interest Only, Series 2012-SA-5, REMIC, 4.97%, 02/25/42 (a) (c) (d)	909	156
Interest Only, Series 2013-SY-96, REMIC, 5.17%, 07/25/42 (a) (c) (d)	721	96
Interest Only, Series 2012-SB-88, REMIC, 5.69%, 07/25/42 (a) (c) (d)	608	111
Series 2012-B-153, REMIC, 7.00%, 07/25/42	612	710
Series 2012-B-111, REMIC, 7.00%, 10/25/42	169	199
Interest Only, Series 2013-SW-96, REMIC, 5.12%, 09/25/43 (a) (c) (d)	778	112
Interest Only, Series 2013-SA-121, REMIC, 5.12%, 12/25/43 (a) (c) (d)	1,698	266
Interest Only, Series 2014-MS-87, REMIC, 5.27%, 01/25/45 (a) (c) (d)	830	128
Interest Only, Series 2015-BS-86, REMIC, 4.72%, 11/25/45 (a) (c) (d)	452	57
Interest Only, Series 2015-MS-82, REMIC, 4.72%, 11/25/45 (a) (c) (d)	1,696	245
Interest Only, Series 2015-SA-81, REMIC, 4.72%, 11/25/45 (a) (c) (d)	11,376	1,522
Interest Only, Series 2015-SA-79, REMIC, 5.27%, 11/25/45 (a) (c) (d)	729	107
Interest Only, Series 2016-IP-3, REMIC, 4.00%, 02/25/46 (c) (d)	2,210	418
Interest Only, Series 2016-SJ-1, REMIC, 5.17%, 02/25/46 (a) (c) (d)	1,682	346
Interest Only, Series 2013-SN-130, REMIC, 5.67%, 10/25/42 (a) (c) (d)	2,657	493

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Government National Mortgage Association
Interest Only, Series 2017-AI-38, 4.00%, 04/20/47 (c) (d) (e)	2,200	337
Interest Only, Series 2010-SA-31, REMIC, 4.77%, 03/20/40 (a) (c) (d)	1,148	170
Interest Only, Series 2010-S-101, REMIC, 5.02%, 08/20/40 (a) (c) (d)	1,589	247
Interest Only, Series 2013-SJ-152, REMIC, 5.17%, 05/20/41 (a) (c) (d)	1,090	166
Interest Only, Series 2012-MS-149, REMIC, 5.27%, 12/20/42 (a) (c) (d)	607	100
Interest Only, Series 2013-DS-103, REMIC, 5.17%, 07/20/43 (a) (c) (d)	388	55
Interest Only, Series 2013-SD-113, REMIC, 5.77%, 08/16/43 (a) (c) (d)	821	149
Interest Only, Series 2013-DS-134, REMIC, 5.12%, 09/20/43 (a) (c) (d)	418	66
Interest Only, Series 2014-SL-132, REMIC, 5.12%, 10/20/43 (a) (c) (d)	1,985	280
Interest Only, Series 2013-SG-167, REMIC, 5.17%, 11/20/43 (a) (c) (d)	364	60
Interest Only, Series 2014-SA-41, REMIC, 5.12%, 03/20/44 (a) (c) (d)	478	84
Interest Only, Series 2014-BS-133, REMIC, 4.62%, 09/20/44 (a) (c) (d)	503	72
Interest Only, Series 2015-IO-14, REMIC, 5.00%, 10/20/44 (c) (d)	2,118	442
Interest Only, Series 2014-IB-188, REMIC, 4.00%, 12/20/44 (c) (d)	1,254	196
Interest Only, Series 2015-SG-64, REMIC, 4.62%, 05/20/45 (a) (c) (d)	1,626	281
Interest Only, Series 2015-MS-110, REMIC, 4.73%, 08/20/45 (a) (c) (d)	2,601	376
Interest Only, Series 2015-SB-112, REMIC, 4.76%, 08/20/45 (a) (c) (d)	619	77
Interest Only, Series 2015-KI-117, REMIC, 5.00%, 08/20/45 (c) (d)	1,769	340
Interest Only, Series 2015-SE-123, REMIC, 4.74%, 09/20/45 (a) (c) (d)	640	80
Interest Only, Series 2015-HS-126, REMIC, 5.22%, 09/20/45 (a) (c) (d)	1,547	256
Interest Only, Series 2015-SP-123, REMIC, 5.27%, 09/20/45 (a) (c) (d)	2,134	374
Interest Only, Series 2015-QS-144, REMIC, 4.72%, 10/20/45 (a) (c) (d)	524	60
Interest Only, Series 2015-SD-168, REMIC, 5.22%, 11/20/45 (a) (c) (d)	532	77
Interest Only, Series 2016-S-6, REMIC, 4.67%, 01/20/46 (a) (c) (d)	703	92
Interest Only, Series 2016-SB-6, REMIC, 4.67%, 01/20/46 (a) (c) (d)	1,500	219
Interest Only, Series 2016-SM-4, REMIC, 4.67%, 01/20/46 (a) (c) (d)	1,930	232
Interest Only, Series 2015-AS-57, REMIC, 4.62%, 04/20/45 (a) (c) (d)	3,281	484
Interest Only, Series 2016-IA-27, REMIC, 4.00%, 06/20/45 (c) (d)	1,304	197
Interest Only, Series 2015-IM-111, REMIC, 4.00%, 08/20/45 (c) (d)	1,986	349
Interest Only, Series 2016-DI-138, REMIC, 4.00%, 10/20/46 (c) (d)	119	21
		16,544
Mortgage-Backed Securities 20.2%
Federal Home Loan Mortgage Corp.
3.77%, 01/01/37 (a)	426	450
6.00%, 08/01/37 - 05/01/40	830	938
6.50%, 01/01/38 - 12/01/38	855	970
5.50%, 04/01/28 - 08/01/38	909	1,011
7.00%, 02/01/39	591	661
4.00%, 06/01/40 - 07/01/45	639	673
4.50%, 11/01/40	4	5
5.00%, 03/01/26 - 06/01/41	1,865	2,040
3.00%, 03/01/32 - 03/01/43	3,085	3,076
3.50%, 04/01/43 - 06/01/46	17,371	17,866
Federal National Mortgage Association
4.50%, 08/01/18 - 08/01/41	2,562	2,765
6.50%, 02/01/19	—	—
5.00%, 03/01/18 - 12/01/44	2,240	2,445
	Shares/Par†	Value
5.50%, 09/01/23 - 11/01/39	880	926
8.00%, 04/01/30 - 01/01/31	17	18
7.00%, 07/01/32 - 03/01/39	338	390
2.58%, 11/01/35 (a)	23	24
2.82%, 05/01/36 (a)	176	185
3.00%, 05/01/36 (a)	185	197
3.06%, 08/01/36 (a)	165	176
2.92%, 09/01/36 (a)	132	139
4.00%, 08/01/39 - 09/01/39	22	23
6.00%, 01/01/24 - 08/01/39	1,250	1,422
3.00%, 11/01/42 - 07/01/43	3,828	3,821
4.50%, 04/01/45 - 05/01/45	7,486	8,144
3.50%, 11/01/41 - 06/01/46	4,530	4,660
TBA, 3.50%, 04/15/47 (j)	6,000	6,138
TBA, 5.00%, 04/15/47 (j)	1,000	1,093
Government National Mortgage Association
6.00%, 06/15/34 - 11/15/38	68	76
5.00%, 06/15/40 - 05/15/41	961	1,059
4.00%, 11/20/40 - 02/20/47	131,889	139,443
4.00%, 02/20/41 - 10/20/46	3,488	3,686
TBA, 4.00%, 04/15/47 (j)	23,000	24,294
		228,814
Municipal 1.3%
American Municipal Power Inc.
6.27%, 02/15/50	875	1,048
Commonwealth of Puerto Rico
0.00%, 07/01/26 - 07/01/41 (c) (d) (f) (g)	1,775	1,077
Northstar Education Finance Inc.
insured by Guaranteed Student Loans, 0.73%, 04/01/42 (a)	700	647
insured by Guaranteed Student Loans, 0.74%, 04/01/42 (a)	650	593
insured by Guaranteed Student Loans, 0.75%, 04/01/42 (a)	2,300	2,096
Port Authority of New York & New Jersey
4.81%, 10/15/65	900	985
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	195	153
5.00%, 07/01/33	105	80
5.75%, 07/01/37	30	23
6.00%, 07/01/38 - 07/01/47	315	248
Puerto Rico Sales Tax Financing Corp.
5.50%, 08/01/28 - 08/01/42	2,435	989
6.75%, 08/01/32 (k)	285	128
0.00%, 08/01/33 - 08/01/38 (l)	470	48
0.00%, 08/01/33 (k)	75	22
5.00%, 08/01/35 - 08/01/43	250	100
5.75%, 08/01/37	300	129
5.38%, 08/01/38 - 08/01/39	350	139
6.00%, 08/01/39 - 08/01/42	895	386
6.38%, 08/01/39	15	7
5.25%, 08/01/27 - 08/01/43	1,725	682
State of California
7.95%, 03/01/36	1,290	1,487
7.63%, 03/01/40	2,390	3,500
		14,567
Sovereign 3.5%
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	3,990	3,975
Chile Government International Bond
3.63%, 10/30/42	800	787
Colombia Government International Bond
4.50%, 01/28/26 (h)	220	232
5.63%, 02/26/44	840	914
5.00%, 06/15/45	340	341
Dominican Republic Bond
11.38%, 07/06/29, DOP	300	6
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	9
14.50%, 02/10/23, DOP	600	15
6.88%, 01/29/26 (b)	1,000	1,095
8.63%, 04/20/27	396	467
7.45%, 04/30/44 (b)	180	199

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Hashemite Kingdom of Jordan Government Bond
2.50%, 10/30/20 (h)	5,000	5,121
Indonesia Government International Bond
3.75%, 06/14/28, EUR	1,130	1,290
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,688
7.00%, 06/15/25	1,500	1,937
6.75%, 07/15/27	1,200	1,558
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,500	6,521
Kazakhstan Government International Bond
5.13%, 07/21/25	200	217
Kreditanstalt fur Wiederaufbau
1.13%, 08/06/18	9,600	9,572
Mexico Bonos
8.00%, 11/07/47, MXN	94	5
Mexico Government International Bond
4.75%, 03/08/44	770	749
Petroleos de Venezuela SA
6.00%, 11/15/26 (h)	20	7
Petroleos Mexicanos
5.13%, 03/15/23, EUR	230	271
Republic of Honduras
8.75%, 12/16/20 (b)	370	419
South Africa Government Bond
7.75%, 02/28/23, ZAR	16,650	1,209
8.50%, 01/31/37, ZAR	9,400	628
8.75%, 01/31/44, ZAR	13,660	922
		40,154
Treasury Inflation Indexed Securities 3.4%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 (m) (n)	22,271	22,452
0.13%, 04/15/19 - 01/15/23 (n)	9,171	9,290
0.63%, 01/15/24 (n)	2,331	2,387
0.25%, 01/15/25 (n)	1,589	1,576
2.50%, 01/15/29 (n)	1,131	1,383
0.88%, 02/15/47 (n)	1,066	1,050
		38,138
U.S. Government Agency Obligations 2.1%
Federal Home Loan Bank
2.88%, 06/13/25 (o)	6,650	6,780
Federal National Mortgage Association
1.88%, 09/24/26 (o)	8,900	8,272
6.25%, 05/15/29 (o)	2,600	3,479
6.63%, 11/15/30 (o)	900	1,269
Tennessee Valley Authority
3.88%, 02/15/21	3,700	3,977
		23,777
U.S. Treasury Securities 20.6%
U.S. Treasury Bond
0.00%, 11/15/35 (l)	10,900	6,259
3.63%, 08/15/43 (m)	5,800	6,456
3.75%, 11/15/43 (m)	16,600	18,885
3.63%, 02/15/44	12,820	14,280
2.88%, 08/15/45 (m)	3,500	3,393
3.00%, 11/15/44 - 11/15/45	24,240	24,100
U.S. Treasury Note
1.63%, 07/31/20 (m)	930	930
1.38%, 04/30/21 (m)	26,810	26,358
1.88%, 03/31/22	15,540	15,499
2.13%, 03/31/24	11,490	11,418
2.25%, 01/31/24 - 11/15/25	105,690	105,757
		233,335
Total Government And Agency Obligations (cost $594,377)		595,329
OTHER EQUITY INTERESTS 0.0%
Maquinaria Especializada MXO S.A.P.I. de C.V. (c) (d) (e) (f) (p)	290	—
Total Other Equity Interests (cost $0)		—
	Shares/Par†	Value
CREDIT LINKED STRUCTURED NOTES 0.4%
HSBC Bank Plc Credit Linked Note
(Egypt Treasury Bill, 0.00%, 09/12/17, Moody's rating B3), EGP (c) (d) (l)	7,525	384
HSBC Bank USA NA Credit Linked Note
(Nota do Tesouro Nacional, 6.00%, 08/15/40, Moody's rating Ba2), BRL (c) (d)	4,330	4,611
Total Credit Linked Structured Notes (cost $4,931)		4,995
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Home Interior Gift Inc. (e) (f)	491	—
Total Common Stocks (cost $184)		—
SHORT TERM INVESTMENTS 3.7%
Investment Companies 1.0%
JNL Money Market Fund, 0.53% (q) (r)	11,900	11,900
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (r)	3,231	3,231
Treasury Securities 2.4%
Mexico Cetes
0.32%, 06/08/17, MXN	50,503	26,637
Total Short Term Investments (cost $39,573)		41,768
Total Investments 101.3% (cost $1,140,887)		1,148,037
Total Forward Sales Commitments (1.4)% (proceeds $16,219)		(16,322)
Other Derivative Instruments (0.3)%		(2,972)
Other Assets and Liabilities, Net 0.4%		4,706
Total Net Assets 100.0%		$1,133,449

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $193,754 and 17.1%, respectively.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(h) All or portion of the security was on loan.

(i) Perpetual security.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2017, the total payable for investments purchased on a delayed delivery basis was $31,376.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) All or a portion of the security is pledged or segregated as collateral.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) The security is a direct debt of the agency and not collateralized by mortgages.

(p) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (1.4%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.4%)
Mortgage-Backed Securities (1.4%)
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 04/15/47 (a)	(12,000)	$(12,275)
Federal National Mortgage Association
TBA, 3.00%, 04/15/47 (a)	(2,000)	(1,984)
	Shares/Par†	Value
TBA, 4.50%, 04/15/47 (a)	(1,000)	(1,073)
TBA, 3.00%, 05/15/47 (a)	(1,000)	(990)
Total Government And Agency Obligations (proceeds $16,219)		(16,322)
Total Forward Sales Commitments (1.4%) (proceeds $16,219)		$(16,322)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2017, the total proceeds for investments sold on a delayed delivery basis was $16,219.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
ACIS CLO Ltd., Series 2013-BR-2A, 2.21%, 10/14/22	03/23/17	$1,750	$1,750	0.2%
ACIS CLO Ltd., Series 2013-C1R-2A, 2.46%, 10/14/22	03/23/17	1,400	1,400	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/26	05/13/14	137	97	—
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/13/14	7	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/06/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/33	09/09/14	111	82	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/13/14	7	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/08/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/35	03/11/14	865	654	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/07/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	04/02/14	11	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	03/27/14	179	153	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	05/05/14	11	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	03/25/14	44	37	—
Credit Suisse European Mortgage Capital Ltd., Series 2015-A-1HWA, 2.75%, 04/20/20	05/28/15	2,598	2,554	0.2
Federal Home Loan Mortgage Corp., Series N-1103 REMIC - Interest Only, 1156.50%, 06/15/21	02/29/00	—	—	—
Federal Home Loan Mortgage Corp., Series C45-304 - Interest Only, 3.00%, 12/15/27	04/10/13	66	71	—
Federal Home Loan Mortgage Corp., Series SD-4320 REMIC - Interest Only, 5.19%, 07/15/39	12/22/15	134	122	—
Federal Home Loan Mortgage Corp., Series SW-3852 REMIC - Interest Only, 5.09%, 05/15/41	07/15/16	147	124	—
Federal Home Loan Mortgage Corp., Series PS-4273 REMIC - Interest Only, 5.19%, 11/15/43	11/27/13	129	171	—
Federal Home Loan Mortgage Corp., Series SE-4314 REMIC - Interest Only, 5.14%, 03/15/44	09/28/16	137	148	—
Federal Home Loan Mortgage Corp., Series GS-4326 REMIC - Interest Only, 5.14%, 04/15/44	05/09/16	207	194	—
Federal Home Loan Mortgage Corp., Series AS-4473 REMIC - Interest Only, 4.69%, 05/15/45	05/17/16	191	178	—
Federal Home Loan Mortgage Corp., Series ST-4583 REMIC - Interest Only, 5.09%, 05/15/46	09/15/16	749	892	0.1
Federal National Mortgage Association, Series 2010-LS-126 REMIC - Interest Only, 4.22%, 11/25/40	09/28/12	(12)	578	0.1
Federal National Mortgage Association, Series 2012-SA-5 REMIC - Interest Only, 4.97%, 02/25/42	07/14/16	163	156	—
Federal National Mortgage Association, Series 2013-SY-96 REMIC - Interest Only, 5.17%, 07/25/42	01/28/16	125	96	—
Federal National Mortgage Association, Series 2012-SB-88 REMIC - Interest Only, 5.69%, 07/25/42	06/06/16	124	111	—
Federal National Mortgage Association, Series 2013-SN-130 REMIC - Interest Only, 5.67%, 10/25/42	10/27/16	548	493	0.1
Federal National Mortgage Association, Series 2013-SW-96 REMIC - Interest Only, 5.12%, 09/25/43	09/24/15	134	112	—
Federal National Mortgage Association, Series 2013-SA-121 REMIC - Interest Only, 5.12%, 12/25/43	10/02/15	293	266	—
Federal National Mortgage Association, Series 2014-MS-87 REMIC - Interest Only, 5.27%, 01/25/45	10/09/15	148	128	—
Federal National Mortgage Association, Series 2015-MS-82 REMIC - Interest Only, 4.72%, 11/25/45	10/29/15	266	245	—
Federal National Mortgage Association, Series 2015-SA-81 REMIC - Interest Only, 4.72%, 11/25/45	10/29/15	1,650	1,522	0.2
Federal National Mortgage Association, Series 2015-BS-86 REMIC - Interest Only, 4.72%, 11/25/45	10/29/15	69	57	—
Federal National Mortgage Association, Series 2015-SA-79 REMIC - Interest Only, 5.27%, 11/25/45	10/29/15	123	107	—
Federal National Mortgage Association, Series 2016-IP-3 REMIC - Interest Only, 4.00%, 02/25/46	07/11/16	330	418	0.1
Federal National Mortgage Association, Series 2016-SJ-1 REMIC - Interest Only, 5.17%, 02/25/46	05/24/16	334	346	—
Government National Mortgage Association, Series 2010-SA-31 REMIC - Interest Only, 4.77%, 03/20/40	09/30/15	194	170	—
Government National Mortgage Association, Series 2010-S-101 REMIC - Interest Only, 5.02%, 08/20/40	01/06/16	287	247	—
Government National Mortgage Association, Series 2013-SJ-152 REMIC - Interest Only, 5.17%, 05/20/41	01/15/16	199	166	—
Government National Mortgage Association, Series 2012-MS-149 REMIC - Interest Only, 5.27%, 12/20/42	12/11/15	113	100	—
Government National Mortgage Association, Series 2013-DS-103 REMIC - Interest Only, 5.17%, 07/20/43	10/19/15	71	55	—
Government National Mortgage Association, Series 2013-SD-113 REMIC - Interest Only, 5.77%, 08/16/43	11/14/13	121	149	—
Government National Mortgage Association, Series 2013-DS-134 REMIC - Interest Only, 5.12%, 09/20/43	10/15/15	74	66	—
Government National Mortgage Association, Series 2014-SL-132 REMIC - Interest Only, 5.12%, 10/20/43	05/04/16	296	280	—
Government National Mortgage Association, Series 2013-SG-167 REMIC - Interest Only, 5.17%, 11/20/43	12/11/15	67	60	—
Government National Mortgage Association, Series 2014-SA-41 REMIC - Interest Only, 5.12%, 03/20/44	10/15/15	82	84	—
Government National Mortgage Association, Series 2014-BS-133 REMIC - Interest Only, 4.62%, 09/20/44	10/22/15	79	72	—

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Government National Mortgage Association, Series 2015-IO-14 REMIC - Interest Only, 5.00%, 10/20/44	03/07/16	401	442	0.1
Government National Mortgage Association, Series 2014-IB-188 REMIC - Interest Only, 4.00%, 12/20/44	09/14/16	157	196	—
Government National Mortgage Association, Series 2015-AS-57 REMIC - Interest Only, 4.62%, 04/20/45	10/25/16	489	484	0.1
Government National Mortgage Association, Series 2015-SG-64 REMIC - Interest Only, 4.62%, 05/20/45	07/27/16	267	281	—
Government National Mortgage Association, Series 2016-IA-27 REMIC - Interest Only, 4.00%, 06/20/45	12/22/16	149	197	—
Government National Mortgage Association, Series 2015-IM-111 REMIC - Interest Only, 4.00%, 08/20/45	10/26/16	272	349	—
Government National Mortgage Association, Series 2015-MS-110 REMIC - Interest Only, 4.73%, 08/20/45	10/07/15	461	376	0.1
Government National Mortgage Association, Series 2015-SB-112 REMIC - Interest Only, 4.76%, 08/20/45	08/27/15	117	77	—
Government National Mortgage Association, Series 2015-KI-117 REMIC - Interest Only, 5.00%, 08/20/45	03/04/16	337	340	—
Government National Mortgage Association, Series 2015-SE-123 REMIC - Interest Only, 4.74%, 09/20/45	10/20/15	117	80	—
Government National Mortgage Association, Series 2015-HS-126 REMIC - Interest Only, 5.22%, 09/20/45	09/01/15	335	256	—
Government National Mortgage Association, Series 2015-SP-123 REMIC - Interest Only, 5.27%, 09/20/45	07/07/16	367	374	0.1
Government National Mortgage Association, Series 2015-QS-144 REMIC - Interest Only, 4.72%, 10/20/45	11/18/15	97	60	—
Government National Mortgage Association, Series 2015-SD-168 REMIC - Interest Only, 5.22%, 11/20/45	12/01/15	89	77	—
Government National Mortgage Association, Series 2016-SM-4 REMIC - Interest Only, 4.67%, 01/20/46	01/29/16	301	232	—
Government National Mortgage Association, Series 2016-S-6 REMIC - Interest Only, 4.67%, 01/20/46	01/29/16	113	92	—
Government National Mortgage Association, Series 2016-SB-6 REMIC - Interest Only, 4.67%, 01/20/46	01/29/16	234	219	—
Government National Mortgage Association, Series 2016-DI-138 REMIC - Interest Only, 4.00%, 10/20/46	10/28/16	17	21	—
Government National Mortgage Association, Series 2017-AI-38 - Interest Only, 4.00%, 04/20/47	02/22/17	321	337	—
HSBC Bank Plc Credit Linked Note - Egypt Treasury Bill, 0.00%, 09/12/17, Moody's rating B3	03/16/17	396	384	0.1
HSBC Bank USA NA Credit Linked Note - Nota do Tesouro Nacional, 6.00%, 08/15/40, Moody's rating Ba2	09/22/10	4,535	4,611	0.4
Macquarie Bank Ltd., 6.63%, 04/07/21	10/27/14	1,624	1,650	0.2
Maquinaria Especializada MXO S.A.P.I. de C.V.	12/29/15	—	—	—
Maquinaria Especializada MXO S.A.P.I. de C.V., 0.00%, 04/13/21	12/29/15	264	—	—
Sappi Papier Holding GmbH, 7.75%, 07/15/17	10/16/14	1,201	1,203	0.1
		$27,451	$27,103	2.4%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Sterling Interest Rate	243	June 2017	GBP	30,240	$2	$30
3-Month Sterling Interest Rate	243	September 2017	GBP	30,230	4	22
3-Month Sterling Interest Rate	243	December 2017	GBP	30,218	4	18
Australia Commonwealth Treasury Bond, 3-Year	969	June 2017	AUD	107,675	(23)	464
U.S. Treasury Long Bond	(11)	June 2017		(1,655)	(3)	(4)
U.S. Treasury Note, 10-Year	773	June 2017		96,083	169	203
U.S. Treasury Note, 2-Year	224	July 2017		48,473	18	12
U.S. Treasury Note, 5-Year	(1,070)	July 2017		(125,407)	(176)	(560)
Ultra 10-Year U.S. Treasury Note	(9)	June 2017		(1,200)	(3)	(5)
Ultra Long Term U.S. Treasury Bond	180	June 2017		28,797	56	116
					$48	$296

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Canada Bankers Acceptance	Paying	1.00%	03/15/19	CAD	94,280	$4	$114
3-Month Canada Bankers Acceptance	Paying	1.00%	06/21/22	CAD	9,280	(5)	17

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Canada Bankers Acceptance	Paying	2.50%	12/15/26	CAD	1,090	—	10
3-Month Canada Bankers Acceptance	Paying	1.25%	06/21/27	CAD	6,020	(5)	49
3-Month LIBOR	Receiving	2.25%	02/11/21		55,940	(27)	(94)
3-Month LIBOR	Receiving	1.25%	06/21/22		92,620	(89)	(369)
3-Month LIBOR	Receiving	2.60%	12/19/23		9,230	(9)	(73)
3-Month LIBOR	Receiving	2.79%	12/20/28		30,550	(31)	(160)
3-Month LIBOR	Paying	2.25%	12/19/19		40,620	11	45
3-Month LIBOR	Paying	2.25%	12/20/19		218,700	61	75
3-Month LIBOR	Paying	2.50%	12/15/26		3,460	2	8
3-Month LIBOR	Paying	1.50%	06/21/27		17,840	24	129
3-Month LIBOR	Paying	1.75%	06/21/47		5,100	3	52
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.00%	03/15/22	NZD	14,640	(4)	(15)
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	2.75%	12/15/26	NZD	6,620	(6)	11
3-Month South African Johannesburg Interbank Rate	Receiving	9.15%	08/24/25	ZAR	13,170	10	(27)
3-Month South African Johannesburg Interbank Rate	Receiving	9.12%	12/08/26	ZAR	13,350	9	(9)
3-Month South African Johannesburg Interbank Rate	Receiving	8.84%	01/09/27	ZAR	14,290	9	(1)
3-Month South African Johannesburg Interbank Rate	Receiving	8.67%	01/13/27	ZAR	26,120	16	7
3-Month South African Johannesburg Interbank Rate	Receiving	8.78%	01/19/27	ZAR	11,860	7	1
3-Month South African Johannesburg Interbank Rate	Receiving	8.83%	01/25/27	ZAR	12,060	7	(1)
3-Month South African Johannesburg Interbank Rate	Receiving	8.65%	02/15/27	ZAR	14,530	8	5
3-Month Stockholm Interbank Offered Rate	Receiving	0.50%	06/21/22	SEK	26,360	(3)	(13)
3-Month Stockholm Interbank Offered Rate	Receiving	1.25%	06/21/27	SEK	40,810	(11)	(57)
3-Month Stockholm Interbank Offered Rate	Paying	0.05%	06/15/18	SEK	172,120	(1)	(46)
3-Month Stockholm Interbank Offered Rate	Paying	-0.33%	09/15/18	SEK	230,450	(1)	(2)
6-Month Australian Bank Bill Short Term Rate	Paying	2.75%	06/21/22	AUD	26,890	(19)	57
6-Month Australian Bank Bill Short Term Rate	Paying	3.50%	12/15/26	AUD	12,410	(11)	29
6-Month British Bankers' Association Yen LIBOR	Receiving	0.75%	06/21/37	JPY	686,460	11	(22)
6-Month British Bankers' Association Yen LIBOR	Paying	1.50%	06/17/47	JPY	118,850	(1)	14
6-Month Euribor	Receiving	0.91%	03/23/24	EUR	24,960	13	(130)
6-Month Euribor	Paying	0.01%	03/14/19	EUR	137,160	(1)	118
6-Month Euribor	Paying	0.03%	03/14/19	EUR	216,440	(1)	164
6-Month Euribor	Paying	0.25%	02/11/21	EUR	87,140	(17)	(16)
6-Month Euribor	Paying	0.00%	06/21/22	EUR	54,090	(21)	285
6-Month Euribor	Paying	0.70%	02/15/26	EUR	49,240	(36)	234
6-Month Euribor	Paying	1.33%	01/12/27	EUR	34,370	(16)	266
6-Month Euribor	Paying	1.75%	06/15/27	EUR	4,930	(2)	34
6-Month Euribor	Paying	0.50%	06/21/27	EUR	9,590	(8)	47
6-Month GBP LIBOR	Receiving	1.00%	03/11/21	GBP	30,380	(6)	(45)
6-Month GBP LIBOR	Receiving	2.25%	12/15/26	GBP	10,800	17	(34)
6-Month GBP LIBOR	Receiving	0.75%	06/21/27	GBP	23,860	33	(55)
6-Month GBP LIBOR	Receiving	1.94%	01/11/32	GBP	27,340	13	(455)
6-Month GBP LIBOR	Receiving	1.00%	06/21/32	GBP	11,330	19	(120)
6-Month GBP LIBOR	Receiving	1.75%	03/17/37	GBP	18,890	9	(160)
6-Month GBP LIBOR	Receiving	2.00%	06/16/37	GBP	1,680	1	4
6-Month GBP LIBOR	Receiving	1.50%	06/17/47	GBP	1,030	(1)	—
6-Month GBP LIBOR	Receiving	1.00%	06/21/47	GBP	5,350	6	(105)
6-Month GBP LIBOR	Paying	1.60%	03/16/27	GBP	26,770	(42)	143
6-Month Norway Interbank Offered Rate	Paying	1.25%	06/21/19	NOK	86,310	—	27
6-Month Norway Interbank Offered Rate	Paying	2.50%	06/16/26	NOK	11,630	—	15
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.12%	06/21/19	PLN	39,690	7	29
6-Month Poland Warsaw Interbank Offered Rate	Paying	1.77%	09/21/21	PLN	26,200	7	(101)
6-Month Swiss Franc LIBOR	Paying	-0.55%	03/29/19	CHF	35,020	(3)	8
Euro Overnight Index Average	Paying	-0.16%	03/28/19	EUR	155,690	(3)	85
						$(73)	$(28)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.EM.27	1.00%	06/20/22	11,520	$609	$16	$(13)
CDX.NA.HY.28	5.00%	06/20/22	7,050	(507)	1	(20)
				$102	$17	$(33)
Credit default swap agreements - sell protection[2]
CDX.NA.IG.27	1.00%	12/20/21	(13,875)	$257	$4	$37
				$257	$4	$37

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	BNP	04/03/17	ARS	10,854	$705	$21
ARS/USD	BNP	04/10/17	ARS	3,605	234	11
ARS/USD	BNP	04/17/17	ARS	7,474	483	12
ARS/USD	BNP	04/24/17	ARS	2,960	191	12
ARS/USD	CIT	04/24/17	ARS	8,249	532	32
ARS/USD	JPM	04/24/17	ARS	5,389	347	13
ARS/USD	JPM	07/06/17	ARS	10,854	677	3
AUD/USD	WBC	04/27/17	AUD	2,250	1,718	16
AUD/USD	BNP	06/21/17	AUD	983	750	12
AUD/USD	BOA	06/21/17	AUD	958	731	(3)
AUD/USD	BOA	06/21/17	AUD	1,940	1,480	25
AUD/USD	CIT	06/21/17	AUD	985	751	13
AUD/USD	CSI	06/21/17	AUD	962	734	(4)
AUD/USD	CSI	06/21/17	AUD	983	750	11
AUD/USD	DUB	06/21/17	AUD	955	729	(3)
AUD/USD	HSB	06/21/17	AUD	899	686	5
AUD/USD	JPM	06/21/17	AUD	3,881	2,961	14
AUD/USD	MSC	06/21/17	AUD	954	728	(4)
AUD/USD	SCB	06/21/17	AUD	1,526	1,164	11
AUD/USD	SSB	06/21/17	AUD	4,739	3,615	(30)
AUD/USD	UBS	06/21/17	AUD	980	748	9
AUD/USD	WBC	06/21/17	AUD	962	734	—
AUD/JPY	CSI	06/21/17	JPY	(58,732)	(529)	5
AUD/JPY	SSB	06/21/17	JPY	(55,095)	(496)	1
AUD/NZD	RBS	06/21/17	NZD	(1,046)	(732)	4
AUD/NZD	WBC	06/21/17	NZD	(1,045)	(731)	2
BRL/USD	BOA	04/04/17	BRL	2,469	789	16
BRL/USD	DUB	04/04/17	BRL	3,204	1,024	—
BRL/USD	JPM	04/04/17	BRL	16,326	5,215	(12)
BRL/USD	JPM	04/04/17	BRL	3,620	1,157	3
BRL/USD	MSC	04/04/17	BRL	21,497	6,866	(77)
BRL/USD	MSC	04/04/17	BRL	14,666	4,685	32
BRL/USD	SCB	04/04/17	BRL	983	314	(4)
BRL/USD	MSC	06/02/17	BRL	26,079	8,215	(6)
CAD/AUD	MSC	06/21/17	AUD	(967)	(738)	2
CAD/USD	CIT	05/17/17	CAD	1,935	1,456	16
CAD/USD	CSI	06/21/17	CAD	8,776	6,607	67
CAD/USD	DUB	06/21/17	CAD	2,957	2,226	23
CAD/USD	JPM	06/21/17	CAD	7,801	5,871	26
CAD/USD	SSB	06/21/17	CAD	593	447	3
CAD/EUR	JPM	06/21/17	EUR	(1,359)	(1,455)	31
CAD/EUR	SSB	06/21/17	EUR	(301)	(322)	4
CAD/GBP	CSI	06/21/17	GBP	(285)	(357)	(2)
CHF/EUR	CSI	06/21/17	EUR	(6,374)	(6,826)	18
CHF/EUR	SCB	06/21/17	EUR	(1,400)	(1,499)	4
CHF/EUR	SSB	06/21/17	EUR	(767)	(821)	2
CLP/USD	RBS	04/20/17	CLP	202,220	306	—
CNH/USD	BNP	04/05/17	CNH	7,111	1,035	1
CNH/USD	BNP	06/21/17	CNH	14,827	2,145	15
CNH/USD	HSB	06/21/17	CNH	12,362	1,788	1
CNY/USD	HSB	04/05/17	CNY	7,110	1,032	32
CNY/USD	MSC	04/11/17	CNY	18,694	2,711	18
COP/USD	RBS	04/07/17	COP	884,398	307	11
COP/USD	CSI	04/17/17	COP	855,560	297	4
COP/USD	DUB	05/03/17	COP	851,876	295	—
COP/USD	CSI	06/16/17	COP	4,415,942	1,521	31
COP/USD	UBS	08/11/17	COP	2,169,263	742	10
CZK/EUR	JPM	04/28/17	EUR	(876)	(936)	(1)
CZK/EUR	CIT	06/05/17	EUR	(414)	(443)	—
CZK/EUR	JPM	06/05/17	EUR	(1,459)	(1,561)	—
CZK/EUR	JPM	06/13/17	EUR	(1,263)	(1,352)	4
CZK/EUR	BOA	06/21/17	EUR	(705)	(755)	3
CZK/EUR	CIT	06/21/17	EUR	(1,414)	(1,514)	6
CZK/EUR	SSB	06/21/17	EUR	(711)	(761)	—
CZK/EUR	UBS	06/21/17	EUR	(706)	(756)	3
CZK/EUR	BOA	07/03/17	EUR	(1,376)	(1,474)	(1)
CZK/EUR	CIT	07/10/17	EUR	(698)	(748)	2
CZK/EUR	SSB	09/20/17	EUR	(1,847)	(1,988)	(3)
CZK/EUR	MSC	09/21/17	EUR	(627)	(675)	(1)
CZK/EUR	BOA	10/03/17	EUR	(688)	(741)	4
CZK/EUR	CIT	11/21/17	EUR	(1,691)	(1,826)	1
CZK/EUR	MSC	11/21/17	EUR	(707)	(763)	—
CZK/EUR	MSC	11/22/17	EUR	(708)	(764)	1
CZK/EUR	JPM	01/03/18	EUR	(2,878)	(3,115)	(6)
EUR/CAD	JPM	06/21/17	CAD	(1,975)	(1,487)	(14)
EUR/CHF	BOA	06/21/17	CHF	(433)	(435)	(1)
EUR/CHF	BOA	06/21/17	CHF	(322)	(323)	—
EUR/CHF	CSI	06/21/17	CHF	(734)	(736)	(2)
EUR/CHF	SSB	06/21/17	CHF	(820)	(823)	(1)
EUR/CHF	UBS	06/21/17	CHF	(2,197)	(2,203)	(8)
EUR/CZK	CIT	06/21/17	CZK	(45,504)	(1,816)	(5)
EUR/CZK	SSB	06/21/17	CZK	(3,770)	(150)	1
EUR/USD	CIT	05/11/17	EUR	7,708	8,237	26
EUR/USD	JPM	05/11/17	EUR	1,331	1,422	(13)
EUR/USD	BNP	06/21/17	EUR	943	1,010	2
EUR/USD	BOA	06/21/17	EUR	1,379	1,476	(11)
EUR/USD	BOA	06/21/17	EUR	4,401	4,713	17
EUR/USD	CIT	06/21/17	EUR	697	746	3
EUR/USD	CSI	06/21/17	EUR	1,360	1,456	(16)
EUR/USD	CSI	06/21/17	EUR	686	735	1
EUR/USD	DUB	06/21/17	EUR	4,773	5,112	(21)
EUR/USD	JPM	06/21/17	EUR	2,752	2,947	(12)
EUR/USD	MSC	06/21/17	EUR	758	811	(12)
EUR/USD	MSC	06/21/17	EUR	1,378	1,476	4
EUR/USD	SSB	06/21/17	EUR	681	729	(9)
EUR/USD	UBS	06/21/17	EUR	1,476	1,581	(8)
EUR/GBP	HSB	06/21/17	GBP	(592)	(743)	(7)
EUR/GBP	RBS	06/21/17	GBP	(591)	(742)	(10)
EUR/GBP	SCB	06/21/17	GBP	(1,781)	(2,235)	(33)
EUR/GBP	SSB	06/21/17	GBP	(592)	(743)	(15)
EUR/GBP	WBC	06/21/17	GBP	(2,687)	(3,374)	(88)
EUR/HUF	UBS	06/21/17	HUF	(210,748)	(731)	—
EUR/JPY	CIT	06/21/17	JPY	(160,944)	(1,450)	(16)
EUR/JPY	SSB	06/21/17	JPY	(338,660)	(3,051)	(88)
EUR/JPY	WBC	06/21/17	JPY	(714,233)	(6,435)	(115)
EUR/NOK	BOA	06/21/17	NOK	(8,737)	(1,018)	9
EUR/NOK	JPM	06/21/17	NOK	(6,211)	(724)	4
EUR/NOK	UBS	06/21/17	NOK	(12,799)	(1,492)	18
EUR/PLN	BNP	06/21/17	PLN	(1,742)	(439)	(3)
EUR/PLN	BOA	06/21/17	PLN	(1,167)	(294)	—

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
EUR/PLN	DUB	06/21/17	PLN	(4,333)	(1,092)	(3)
EUR/PLN	HSB	06/21/17	PLN	(3,482)	(877)	(10)
EUR/SEK	CIT	06/21/17	SEK	(6,330)	(709)	5
EUR/SEK	JPM	06/21/17	SEK	(12,894)	(1,444)	13
EUR/SEK	SSB	06/21/17	SEK	(6,505)	(729)	5
GBP/EUR	JPM	06/21/17	EUR	(698)	(747)	16
GBP/EUR	RBS	06/21/17	EUR	(1,366)	(1,463)	42
GBP/EUR	SCB	06/21/17	EUR	(683)	(731)	17
GBP/USD	CSI	04/28/17	GBP	5,713	7,162	148
GBP/USD	BNP	06/21/17	GBP	600	753	14
GBP/USD	CIT	06/21/17	GBP	600	753	5
GBP/USD	HSB	06/21/17	GBP	1,794	2,252	35
GBP/USD	MSC	06/21/17	GBP	1,820	2,284	38
GBP/USD	RBS	06/21/17	GBP	1,216	1,526	45
HUF/EUR	BNP	06/21/17	EUR	(1,230)	(1,318)	7
HUF/EUR	BOA	06/21/17	EUR	(1,526)	(1,635)	11
HUF/EUR	CSI	06/21/17	EUR	(349)	(373)	4
HUF/EUR	DUB	06/21/17	EUR	(684)	(733)	9
HUF/EUR	HSB	06/21/17	EUR	(357)	(382)	3
HUF/USD	UBS	06/21/17	HUF	802,389	2,781	30
IDR/USD	MSC	04/07/17	IDR	11,286,244	847	(1)
IDR/USD	HSB	04/20/17	IDR	9,783,036	733	—
IDR/USD	DUB	05/24/17	IDR	7,397,499	552	2
IDR/USD	HSB	05/24/17	IDR	21,327,899	1,592	6
IDR/USD	HSB	06/09/17	IDR	18,721,572	1,395	8
IDR/USD	DUB	06/22/17	IDR	18,169,420	1,352	12
INR/USD	DUB	04/03/17	INR	50,306	775	—
INR/USD	HSB	04/10/17	INR	47,917	737	7
INR/USD	BOA	04/20/17	INR	47,810	735	6
INR/USD	SCB	04/20/17	INR	48,053	738	4
INR/USD	HSB	05/24/17	INR	25,019	383	13
INR/USD	SCB	05/24/17	INR	107,963	1,651	57
INR/USD	HSB	07/14/17	INR	30,315	460	12
INR/USD	SCB	07/14/17	INR	99,383	1,510	4
JPY/USD	UBS	04/12/17	JPY	416,492	3,742	72
JPY/USD	BOA	06/21/17	JPY	81,514	734	(1)
JPY/USD	JPM	06/21/17	JPY	84,527	762	23
JPY/USD	MSC	06/21/17	JPY	79,483	716	18
JPY/USD	SSB	06/21/17	JPY	81,426	734	(1)
KRW/USD	JPM	04/03/17	KRW	2,553,223	2,283	52
KRW/USD	UBS	04/03/17	KRW	844,511	755	10
KRW/USD	BNP	04/06/17	KRW	857,084	766	24
KRW/USD	HSB	04/06/17	KRW	1,361,357	1,218	29
KRW/USD	CIT	04/10/17	KRW	1,963,694	1,756	52
KRW/USD	CIT	04/20/17	KRW	1,679,362	1,502	16
KRW/USD	DUB	04/20/17	KRW	2,323,870	2,078	3
KRW/USD	DUB	04/28/17	KRW	1,602,230	1,433	(7)
KRW/USD	SCB	04/28/17	KRW	822,883	736	(1)
KRW/USD	SCB	04/28/17	KRW	823,362	736	—
KRW/USD	DUB	05/24/17	KRW	2,218,441	1,985	(2)
KRW/USD	BNP	07/13/17	KRW	1,421,083	1,272	44
KRW/USD	MSC	07/13/17	KRW	1,210,932	1,084	22
KRW/USD	UBS	07/13/17	KRW	3,397,734	3,042	(10)
MXN/USD	BOA	05/12/17	MXN	22,979	1,220	9
MXN/USD	JPM	05/12/17	MXN	10,658	566	—
MXN/USD	BOA	06/21/17	MXN	131,890	6,960	259
MXN/USD	CIT	06/21/17	MXN	25,577	1,349	55
MXN/USD	HSB	06/21/17	MXN	11,642	614	11
MXN/USD	JPM	06/21/17	MXN	15,967	843	36
MXN/USD	MSC	06/21/17	MXN	125,601	6,627	280
MXN/USD	RBS	06/21/17	MXN	47,798	2,521	89
MYR/USD	UBS	05/18/17	MYR	1,316	297	2
NOK/EUR	BNP	06/21/17	EUR	(1,704)	(1,826)	(29)
NOK/EUR	CIT	06/21/17	EUR	(8,242)	(8,826)	(200)
NOK/EUR	HSB	06/21/17	EUR	(1,389)	(1,487)	(4)
NOK/EUR	JPM	06/21/17	EUR	(1,394)	(1,492)	(5)
NOK/EUR	JPM	06/21/17	EUR	(3,397)	(3,637)	10
NOK/EUR	SSB	06/21/17	EUR	(1,704)	(1,825)	(15)
NOK/EUR	UBS	06/21/17	EUR	(2,093)	(2,242)	(46)
NOK/EUR	UBS	06/21/17	EUR	(1,362)	(1,458)	5
NOK/USD	CIT	06/21/17	NOK	3,517	410	(5)
NOK/USD	HSB	06/21/17	NOK	8,737	1,018	(5)
NOK/SEK	JPM	06/21/17	SEK	(2,618)	(293)	1
NZD/AUD	CSI	06/21/17	AUD	(389)	(297)	2
NZD/USD	BNP	06/21/17	NZD	3,731	2,610	42
NZD/USD	CSI	06/21/17	NZD	1,684	1,178	7
NZD/USD	HSB	06/21/17	NZD	1,046	732	—
NZD/USD	MSC	06/21/17	NZD	1,038	726	(5)
NZD/USD	SCB	06/21/17	NZD	1,044	730	2
NZD/USD	WBC	06/21/17	NZD	1,038	726	(2)
NZD/USD	WBC	06/21/17	NZD	6,714	4,698	43
PEN/USD	DUB	06/22/17	PEN	2,361	721	3
PHP/USD	CIT	04/17/17	PHP	36,631	730	1
PHP/USD	UBS	04/24/17	PHP	36,886	734	(1)
PHP/USD	HSB	05/24/17	PHP	36,992	736	6
PHP/USD	MSC	05/24/17	PHP	37,456	745	5
PHP/USD	UBS	05/24/17	PHP	37,379	743	—
PLN/EUR	BNP	06/21/17	EUR	(2,891)	(3,095)	61
PLN/EUR	HSB	06/21/17	EUR	(2,464)	(2,639)	37
PLN/EUR	MSC	06/21/17	EUR	(1,486)	(1,591)	17
PLN/USD	BNP	06/21/17	PLN	2,905	732	(3)
PLN/USD	BNP	06/21/17	PLN	3,015	760	21
PLN/USD	HSB	06/21/17	PLN	2,934	739	10
PLN/USD	MSC	06/21/17	PLN	42,482	10,705	304
RUB/USD	CIT	05/15/17	RUB	182,295	3,208	97
RUB/USD	CSI	05/15/17	RUB	55,757	981	40
RUB/USD	MSC	05/15/17	RUB	283,577	4,990	179
RUB/USD	MSC	05/26/17	RUB	29,769	522	27
SEK/EUR	BNP	06/21/17	EUR	(699)	(749)	(2)
SEK/EUR	BOA	06/21/17	EUR	(4,776)	(5,114)	(15)
SEK/EUR	CSI	06/21/17	EUR	(5,151)	(5,516)	(14)
SEK/EUR	HSB	06/21/17	EUR	(3,243)	(3,473)	(3)
SEK/EUR	JPM	06/21/17	EUR	(1,361)	(1,457)	(7)
SEK/EUR	JPM	06/21/17	EUR	(686)	(735)	—
SEK/EUR	SSB	06/21/17	EUR	(3,618)	(3,875)	(31)
SEK/EUR	UBS	06/21/17	EUR	(4,791)	(5,131)	(27)
SEK/USD	HSB	05/15/17	SEK	19,925	2,228	(46)
SGD/USD	BNP	06/21/17	SGD	1,026	734	(3)
SGD/USD	DUB	06/21/17	SGD	2,046	1,463	4
SGD/USD	HSB	06/21/17	SGD	1,031	737	9
SGD/USD	MSC	06/21/17	SGD	1,027	735	(2)
SGD/USD	SCB	06/21/17	SGD	1,354	969	2
SGD/USD	UBS	06/21/17	SGD	1,937	1,385	9
TRY/USD	DUB	06/21/17	TRY	1,100	296	1
TRY/USD	HSB	06/21/17	TRY	1,084	291	—
TRY/USD	MSC	06/21/17	TRY	4,345	1,168	(10)
TRY/USD	MSC	06/21/17	TRY	5,473	1,472	3
TRY/USD	RBS	06/21/17	TRY	4,070	1,095	18
TRY/USD	UBS	06/21/17	TRY	2,711	729	(8)
TWD/USD	BNP	04/05/17	TWD	136,488	4,498	(5)
TWD/USD	DUB	04/05/17	TWD	23,016	759	17
TWD/USD	HSB	04/05/17	TWD	12,707	419	4
TWD/USD	JPM	04/05/17	TWD	77,761	2,563	37
TWD/USD	SCB	04/05/17	TWD	23,002	758	16
TWD/USD	CIT	04/10/17	TWD	22,789	751	12
TWD/USD	DUB	04/13/17	TWD	49,445	1,630	38
TWD/USD	BNP	04/20/17	TWD	113,384	3,740	(14)
TWD/USD	JPM	04/20/17	TWD	66,843	2,205	17
TWD/USD	UBS	04/20/17	TWD	83,483	2,753	46
TWD/USD	HSB	04/28/17	TWD	22,589	745	(5)
TWD/USD	HSB	04/28/17	TWD	2,094	69	—
USD/ARS	JPM	04/03/17	ARS	(10,854)	(705)	(4)
USD/AUD	MSC	04/27/17	AUD	(578)	(442)	4
USD/AUD	CIT	06/21/17	AUD	(973)	(742)	(3)
USD/AUD	CIT	06/21/17	AUD	(954)	(728)	6
USD/AUD	DUB	06/21/17	AUD	(3,909)	(2,982)	(30)
USD/AUD	JPM	06/21/17	AUD	(4,828)	(3,683)	(41)
USD/AUD	MSC	06/21/17	AUD	(12,233)	(9,332)	(72)
USD/AUD	RBS	06/21/17	AUD	(983)	(750)	(13)
USD/AUD	RBS	06/21/17	AUD	(949)	(724)	8
USD/AUD	SCB	06/21/17	AUD	(2,920)	(2,228)	(13)
USD/AUD	WBC	06/21/17	AUD	(4,717)	(3,599)	16
USD/BRL	BOA	04/04/17	BRL	(3,137)	(1,002)	3
USD/BRL	JPM	04/04/17	BRL	(4,670)	(1,492)	(14)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/BRL	MSC	04/04/17	BRL	(19,528)	(6,238)	(180)
USD/BRL	MSC	04/04/17	BRL	(35,431)	(11,317)	44
USD/BRL	JPM	07/05/17	BRL	(14,676)	(4,590)	9
USD/CAD	CIT	05/17/17	CAD	(2,008)	(1,511)	(17)
USD/CAD	BNP	06/21/17	CAD	(470)	(354)	(1)
USD/CAD	CIT	06/21/17	CAD	(7,602)	(5,723)	(18)
USD/CAD	JPM	06/21/17	CAD	(3,943)	(2,969)	(17)
USD/CAD	JPM	06/21/17	CAD	(982)	(739)	—
USD/CAD	SSB	06/21/17	CAD	(992)	(747)	(8)
USD/CLP	BOA	06/15/17	CLP	(189,581)	(286)	4
USD/CNH	HSB	04/05/17	CNH	(7,111)	(1,035)	(35)
USD/CNH	RBS	06/21/17	CNH	(7,119)	(1,030)	2
USD/CNH	SCB	06/21/17	CNH	(5,084)	(735)	—
USD/COP	DUB	04/10/17	COP	(1,906,139)	(662)	(27)
USD/COP	DUB	04/17/17	COP	(879,437)	(305)	(13)
USD/EUR	CIT	05/11/17	EUR	(17,311)	(18,499)	(59)
USD/EUR	BOA	06/21/17	EUR	(1,693)	(1,813)	—
USD/EUR	CIT	06/21/17	EUR	(678)	(726)	14
USD/EUR	CSI	06/21/17	EUR	(682)	(730)	8
USD/EUR	HSB	06/21/17	EUR	(677)	(725)	15
USD/EUR	JPM	06/21/17	EUR	(18,339)	(19,639)	56
USD/EUR	MSC	06/21/17	EUR	(4,893)	(5,239)	(9)
USD/EUR	MSC	06/21/17	EUR	(1,364)	(1,461)	20
USD/EUR	SSB	06/21/17	EUR	(676)	(724)	16
USD/EUR	UBS	06/21/17	EUR	(683)	(731)	9
USD/EUR	WBC	06/21/17	EUR	(2,100)	(2,249)	48
USD/GBP	CSI	04/28/17	GBP	(4,331)	(5,429)	(112)
USD/GBP	CIT	06/21/17	GBP	(598)	(751)	(16)
USD/GBP	DUB	06/21/17	GBP	(1,182)	(1,484)	(21)
USD/GBP	HSB	06/21/17	GBP	(592)	(743)	(4)
USD/GBP	RBS	06/21/17	GBP	(598)	(751)	(17)
USD/GBP	SSB	06/21/17	GBP	(4,435)	(5,567)	(117)
USD/GBP	SSB	06/21/17	GBP	(399)	(501)	3
USD/GBP	UBS	06/21/17	GBP	(6,871)	(8,625)	(253)
USD/GBP	UBS	06/21/17	GBP	(585)	(734)	4
USD/HKD	UBS	09/29/17	HKD	(10,225)	(1,320)	1
USD/HKD	CIT	10/03/17	HKD	(25,902)	(3,343)	—
USD/HKD	CIT	03/27/18	HKD	(37,897)	(4,897)	3
USD/HKD	HSB	03/27/18	HKD	(7,615)	(984)	—
USD/HKD	SCB	03/27/18	HKD	(12,165)	(1,572)	1
USD/IDR	JPM	04/07/17	IDR	(11,286,244)	(847)	(7)
USD/IDR	JPM	04/10/17	IDR	(20,228,840)	(1,517)	(9)
USD/IDR	MSC	06/09/17	IDR	(11,286,244)	(841)	2
USD/INR	DUB	04/03/17	INR	(50,306)	(775)	(25)
USD/INR	HSB	04/10/17	INR	(98,989)	(1,523)	(45)
USD/INR	MSC	04/10/17	INR	(49,469)	(761)	(22)
USD/INR	SCB	04/17/17	INR	(96,848)	(1,489)	(30)
USD/INR	DUB	07/14/17	INR	(50,306)	(764)	3
USD/INR	SCB	07/14/17	INR	(44,604)	(678)	(22)
USD/JPY	UBS	04/12/17	JPY	(387,235)	(3,479)	(67)
USD/JPY	BNP	06/21/17	JPY	(83,241)	(750)	(21)
USD/JPY	BNP	06/21/17	JPY	(92,103)	(830)	1
USD/JPY	BOA	06/21/17	JPY	(81,287)	(732)	5
USD/JPY	CIT	06/21/17	JPY	(248,126)	(2,236)	(48)
USD/JPY	CSI	06/21/17	JPY	(1,139,878)	(10,271)	(283)
USD/JPY	HSB	06/21/17	JPY	(83,311)	(751)	2
USD/JPY	JPM	06/21/17	JPY	(164,523)	(1,483)	(42)
USD/JPY	MSC	06/21/17	JPY	(169,820)	(1,530)	(52)
USD/JPY	RBS	06/21/17	JPY	(81,994)	(739)	(4)
USD/JPY	SSB	06/21/17	JPY	(372,397)	(3,355)	(103)
USD/JPY	SSB	06/21/17	JPY	(81,761)	(737)	—
USD/KRW	UBS	04/03/17	KRW	(3,397,734)	(3,038)	11
USD/KRW	DUB	04/06/17	KRW	(2,218,441)	(1,984)	2
USD/KRW	UBS	04/12/17	KRW	(6,354,994)	(5,683)	(92)
USD/KRW	DUB	04/13/17	KRW	(856,797)	(766)	(27)
USD/KRW	HSB	04/13/17	KRW	(857,527)	(767)	(28)
USD/KRW	DUB	04/17/17	KRW	(838,274)	(750)	(19)
USD/KRW	JPM	04/17/17	KRW	(1,204,328)	(1,077)	(23)
USD/KRW	DUB	04/20/17	KRW	(820,825)	(734)	—
USD/KRW	UBS	05/24/17	KRW	(2,470,531)	(2,211)	(60)
USD/KRW	DUB	05/30/17	KRW	(6,467,785)	(5,787)	(138)
USD/KRW	BNP	07/13/17	KRW	(3,257,770)	(2,917)	(66)
USD/KRW	JPM	07/13/17	KRW	(2,494,761)	(2,234)	(35)
USD/MXN	MSC	05/12/17	MXN	(61,079)	(3,243)	(131)
USD/MXN	JPM	06/08/17	MXN	(491,079)	(25,961)	(2,502)
USD/MXN	BOA	06/21/17	MXN	(29,452)	(1,554)	(76)
USD/MXN	JPM	06/21/17	MXN	(47,870)	(2,526)	(23)
USD/MXN	MSC	06/21/17	MXN	(14,142)	(746)	(17)
USD/MXN	RBS	06/21/17	MXN	(52,649)	(2,777)	(62)
USD/MYR	UBS	05/08/17	MYR	(1,327)	(299)	(2)
USD/NZD	BNP	06/21/17	NZD	(1,065)	(745)	(8)
USD/NZD	BOA	06/21/17	NZD	(3,166)	(2,214)	(28)
USD/NZD	DUB	06/21/17	NZD	(3,139)	(2,196)	4
USD/NZD	JPM	06/21/17	NZD	(2,091)	(1,463)	9
USD/NZD	MSC	06/21/17	NZD	(1,052)	(736)	(9)
USD/NZD	WBC	06/21/17	NZD	(1,430)	(1,001)	(16)
USD/NZD	WBC	06/21/17	NZD	(1,049)	(734)	1
USD/PEN	CIT	04/06/17	PEN	(931)	(287)	(2)
USD/PEN	RBS	04/06/17	PEN	(1,446)	(445)	(6)
USD/PLN	DUB	06/21/17	PLN	(2,880)	(726)	11
USD/RUB	BOA	05/15/17	RUB	(44,032)	(775)	(46)
USD/RUB	MSC	05/15/17	RUB	(248,244)	(4,367)	(92)
USD/RUB	MSC	05/15/17	RUB	(16,752)	(295)	—
USD/SEK	HSB	05/15/17	SEK	(22,062)	(2,467)	51
USD/SEK	CIT	06/21/17	SEK	(2,598)	(291)	6
USD/SEK	MSC	06/21/17	SEK	(3,719)	(417)	(2)
USD/SGD	CIT	06/21/17	SGD	(1,029)	(736)	(1)
USD/SGD	DUB	06/21/17	SGD	(1,049)	(750)	(11)
USD/SGD	DUB	06/21/17	SGD	(1,025)	(733)	4
USD/SGD	HSB	06/21/17	SGD	(1,045)	(747)	(6)
USD/SGD	HSB	06/21/17	SGD	(1,026)	(734)	1
USD/SGD	WBC	06/21/17	SGD	(4,052)	(2,898)	(24)
USD/TRY	BOA	06/21/17	TRY	(1,119)	(301)	(8)
USD/TRY	HSB	06/21/17	TRY	(3,119)	(839)	(30)
USD/TRY	MSC	06/21/17	TRY	(1,147)	(309)	(13)
USD/TRY	MSC	06/21/17	TRY	(1,086)	(292)	—
USD/TRY	RBS	06/21/17	TRY	(1,138)	(306)	(10)
USD/TWD	BNP	04/05/17	TWD	(23,104)	(761)	(7)
USD/TWD	BNP	04/05/17	TWD	(113,384)	(3,737)	14
USD/TWD	DUB	04/05/17	TWD	(23,016)	(759)	1
USD/TWD	HSB	04/05/17	TWD	(12,707)	(419)	—
USD/TWD	JPM	04/05/17	TWD	(77,761)	(2,563)	3
USD/TWD	SCB	04/05/17	TWD	(23,002)	(758)	1
USD/TWD	SCB	04/13/17	TWD	(22,931)	(756)	(17)
USD/TWD	HSB	04/20/17	TWD	(22,323)	(736)	(1)
USD/TWD	UBS	04/20/17	TWD	(146,935)	(4,846)	(177)
USD/TWD	DUB	04/28/17	TWD	(9,718)	(321)	3
USD/TWD	HSB	04/28/17	TWD	(23,670)	(781)	(15)
USD/TWD	CIT	06/02/17	TWD	(47,225)	(1,561)	(15)
USD/TWD	BOA	06/16/17	TWD	(47,839)	(1,582)	(79)
USD/TWD	SCB	06/16/17	TWD	(122,235)	(4,042)	(166)
USD/TWD	UBS	06/20/17	TWD	(168,366)	(5,569)	(287)
USD/TWD	MSC	07/11/17	TWD	(20,799)	(689)	(6)
USD/TWD	UBS	07/11/17	TWD	(23,302)	(772)	(10)
USD/TWD	SCB	08/17/17	TWD	(174,481)	(5,787)	(69)
USD/ZAR	BOA	05/05/17	ZAR	(3,516)	(261)	2
USD/ZAR	MSC	05/05/17	ZAR	(60,977)	(4,521)	106
USD/ZAR	CIT	06/21/17	ZAR	(3,905)	(287)	8
USD/ZAR	DUB	06/21/17	ZAR	(3,773)	(277)	17
USD/ZAR	HSB	06/21/17	ZAR	(7,914)	(582)	6
USD/ZAR	JPM	06/21/17	ZAR	(3,869)	(284)	11
USD/ZAR	MSC	06/21/17	ZAR	(32,805)	(2,412)	107
USD/ZAR	SCB	06/21/17	ZAR	(15,031)	(1,104)	72
USD/ZAR	UBS	06/21/17	ZAR	(56,631)	(4,163)	117
ZAR/USD	HSB	05/05/17	ZAR	26,819	1,988	(11)
ZAR/USD	HSB	06/21/17	ZAR	3,785	278	(14)
ZAR/USD	JPM	06/21/17	ZAR	3,695	272	(24)
ZAR/USD	MSC	06/21/17	ZAR	89,989	6,616	(211)
ZAR/USD	UBS	06/21/17	ZAR	33,973	2,497	(151)
					$(194,307)	$(3,557)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Interbank Deposit Rate	Receiving	CGM	11.99%	01/04/21	BRL	3,490	$—	$(51)
Brazil Interbank Deposit Rate	Paying	JPM	11.98%	01/04/21	BRL	3,490	—	55
Brazil Interbank Deposit Rate	Receiving	JPM	10.69%	01/02/23	BRL	2,580	—	(21)
Brazil Interbank Deposit Rate	Paying	MSC	9.88%	01/04/21	BRL	3,310	—	3
Brazil Interbank Deposit Rate	Receiving	MSC	11.74%	01/04/21	BRL	17,930	—	(268)
Korean Won 3-Month Certificate of Deposit	Paying	DUB	2.25%	10/15/17	KRW	9,863,860	—	52
Korean Won 3-Month Certificate of Deposit	Paying	MSC	2.18%	10/29/17	KRW	4,841,110	—	23
							$—	$(207)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	$920	$(14)	$(6)	$(8)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	460	(7)	(3)	(4)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	470	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	140	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	330	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	330	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	390	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	330	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	320	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	70	(1)	—	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	630	(10)	(2)	(8)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	400	(6)	(1)	(5)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	460	(7)	(1)	(6)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	730	(10)	(2)	(8)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	760	(11)	(2)	(9)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	03/20/19	230	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	03/20/19	460	(7)	(2)	(5)
People's Republic of China, 4.25%, 10/28/14	BOA	N/A	1.00	06/20/19	70	(1)	—	(1)
People's Republic of China, 4.25%, 10/28/14	BOA	N/A	1.00	06/20/19	80	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	430	(7)	(3)	(4)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	190	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	400	(6)	(5)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	870	(14)	(6)	(8)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	420	(7)	(3)	(4)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	70	(1)	—	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	200	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	3,030	(47)	—	(47)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	280	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	320	(5)	(1)	(4)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	700	(11)	(4)	(7)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	330	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00	06/20/19	410	(6)	(4)	(2)
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00	06/20/19	330	(5)	(5)	—
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00	06/20/19	180	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00	06/20/19	210	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	06/20/19	30	—	—	—
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	06/20/19	180	(3)	(1)	(2)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	12/20/20	1,600	(26)	9	(35)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	12/20/20	320	(5)	2	(7)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	12/20/20	3,500	(56)	29	(85)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	1,850	(29)	8	(37)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	100	(1)	1	(2)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	2,230	(35)	20	(55)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	360	(6)	2	(8)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	06/20/21	200	(3)	1	(4)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	06/20/21	160	(3)	1	(4)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	06/20/21	90	(1)	1	(2)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	06/20/21	100	(2)	—	(2)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	06/20/21	270	(4)	3	(7)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	06/20/21	950	(14)	11	(25)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	06/20/21	720	(11)	7	(18)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	320	(5)	3	(8)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	1,500	(22)	8	(30)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	440	(6)	1	(7)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	680	(10)	7	(17)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	370	(5)	4	(9)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	160	(2)	—	(2)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	820	(12)	9	(21)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	340	(5)	1	(6)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	590	(9)	1	(10)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	1,070	(15)	—	(15)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	500	(8)	5	(13)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	770	(11)	9	(20)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/21	220	(3)	2	(5)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/21	190	(3)	—	(3)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/21	190	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/21	540	(8)	3	(11)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/21	60	(1)	—	(1)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	12/20/21	500	(6)	(2)	(4)
					$37,870	$(576)	$67	$(643)

OTC Non-Deliverable Bond Forward Contracts
Reference Entity	Counterparty	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Egypt Treasury Bill, 0.00%, 02/06/18	CIT	02/08/18	EGP	10,875	$(8)
Egypt Treasury Bill, 0.00%, 03/06/18	CIT	03/08/18	EGP	5,025	(6)
Egypt Treasury Bill, 0.00%, 08/15/17	CIT	08/15/17	EGP	11,900	(4)
					$(18)

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Goldman Sachs Emerging Markets Debt Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Mexico 0.0%
Pemex Finance Ltd.
Series 1999-A3-2, 10.61%, 08/15/17	89	$91
Total Non-U.S. Government Agency Asset-Backed Securities (cost $90)		91
CORPORATE BONDS AND NOTES 24.2%
Argentina 1.4%
Arcor S.A.I.C.
6.00%, 07/06/23 (a)	830	882
Cablevision SA
6.50%, 06/15/21 (b)	1,700	1,791
6.50%, 06/15/21 (a)	300	316
IRSA Propiedades Comerciales SA
8.75%, 03/23/23 (a)	200	220
YPF SA
8.88%, 12/19/18	1,230	1,338
		4,547
Bangladesh 0.2%
Banglalink Digital Communications Ltd.
8.63%, 05/06/19 (a)	500	523
Brazil 1.7%
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (c)	1,190	994
9.00%, (callable at 100 beginning 06/18/24) (c)	570	590
BRF GmbH
4.35%, 09/29/26	530	484
Petrobras Global Finance BV
6.13%, 01/17/22	630	661
7.38%, 01/17/27	410	433
Petrobras International Finance Co.
5.38%, 01/27/21	470	484
Rumo Luxembourg SARL
7.38%, 02/09/24 (a)	510	525
Samarco Mineracao SA
0.00%, 11/01/22 (d) (e) (f) (g)	550	356
Tupy Overseas SA
6.63%, 07/17/24	210	209
Tupy SA
6.63%, 07/17/24 (a) (b)	530	527
		5,263
Canada 0.4%
First Quantum Minerals Ltd.
6.75%, 02/15/20 (d) (g)	360	372
7.25%, 04/01/23 (a)	550	556
Harvest Operations Corp.
6.88%, 10/01/17	460	462
		1,390
Chile 1.5%
Cencosud SA
6.63%, 02/12/45 (b)	218	223
Corpbanca SA
3.88%, 09/22/19 (a)	815	839
Embotelladora Andina SA
5.00%, 10/01/23 (a)	550	592
ENEL AMERICAS SA
4.00%, 10/25/26	400	396
GNL Quintero SA
4.63%, 07/31/29 (a)	680	695
Inversiones CMPC SA
4.38%, 04/04/27 (a)	350	348
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (a) (b)	230	244
3.63%, 04/03/23	1,380	1,332
		4,669
China 0.4%
China Yongda Automobiles Services Holdings Ltd.
1.50%, 07/18/19, CNY (h)	4,000	597
Kaisa Group Holdings Ltd.
7.56%, 06/30/21 - 12/31/21 (i)	429	429
	Shares/Par†	Value
Yingde Gases Investment Ltd.
7.25%, 02/28/20	400	392
		1,418
Colombia 0.8%
Banco de Bogota SA
6.25%, 05/12/26 (a)	1,470	1,534
Oleoducto Central SA
4.00%, 05/07/21	600	611
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	270	277
		2,422
Dominican Republic 0.5%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/29 (a)	1,490	1,555
Guatemala 1.1%
Agromercantil Senior Trust
6.25%, 04/10/19 (a)	660	681
6.25%, 04/10/19	100	103
Central American Bottling Corp.
5.75%, 01/31/27 (a)	1,140	1,182
Comcel Trust
6.88%, 02/06/24 (a)	740	767
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	600	622
		3,355
Hong Kong 0.5%
China Resources Cement Holdings Ltd.
2.13%, 10/05/17	960	960
New Cotai LLC
10.63%, 05/01/19 (a) (i)	684	568
		1,528
India 0.9%
Glenmark Pharmaceuticals Ltd.
2.00%, 06/28/22 (h)	500	536
Greenko Dutch BV
8.00%, 08/01/19 (a)	660	697
8.00%, 08/01/19	490	517
Greenko Investment Co.
4.88%, 08/16/23 (a)	200	196
4.88%, 08/16/23	200	196
Neerg Energy Ltd.
6.00%, 02/13/22 (a)	400	406
State Bank of India
6.44%, (callable at 100 beginning 05/15/17) (c)	260	260
		2,808
Ireland 0.3%
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18	840	852
Israel 0.6%
Delek & Avner Tamar Bond Ltd.
3.84%, 12/30/18 (a)	1,850	1,879
Italy 0.5%
Wind Acquisition Finance SA
7.00%, 04/23/21, EUR	250	277
7.38%, 04/23/21 (a)	610	634
7.38%, 04/23/21	630	655
		1,566
Jamaica 0.5%
Digicel Group Ltd.
8.25%, 09/30/20 (a)	300	258
8.25%, 09/30/20	370	318
Digicel Ltd.
6.00%, 04/15/21 (b)	380	345
6.75%, 03/01/23 (a)	910	812
		1,733
Japan 0.4%
Toyota Finance Australia Ltd.
3.76%, 07/20/17, MXN	11,420	604
Universal Entertainment Corp.
8.50%, 08/24/20 (d) (g)	501	519
		1,123

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Kazakhstan 0.2%
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18	740	797
Kuwait 0.1%
Equate Petrochemical BV
3.00%, 03/03/22	200	195
4.25%, 11/03/26	200	200
		395
Luxembourg 0.9%
Altice Financing SA
6.50%, 01/15/22 (a) (b)	340	356
6.63%, 02/15/23 (b)	200	208
7.50%, 05/15/26 (a)	620	659
Altice Finco SA
9.88%, 12/15/20	230	242
Steel Capital SA
6.70%, 10/25/17	500	512
Telefonica Celular del Paraguay SA
6.75%, 12/13/22	760	783
		2,760
Mexico 1.9%
America Movil SAB de CV
6.00%, 06/09/19, MXN	34,430	1,769
Cemex Finance LLC
5.25%, 04/01/21, EUR (a)	376	413
4.63%, 06/15/24, EUR	220	248
Cemex SAB de CV
4.75%, 01/11/22, EUR (a)	340	377
Gruma SAB de CV
4.88%, 12/01/24 (a)	910	960
Grupo Cementos de Chihuahua SAB de CV
8.13%, 02/08/20 (a)	250	259
JB y Compania SA de CV
3.75%, 05/13/25 (a)	410	400
Petroleos Mexicanos
6.38%, 02/04/21	140	152
5.38%, 03/13/22 (a)	120	126
3.75%, 02/21/24, EUR	720	782
6.50%, 03/13/27 (a)	440	473
2.75%, 04/21/27, EUR	100	94
		6,053
Mongolia 0.5%
Mongolian Mining Corp.
0.00%, 03/29/17 (d) (e) (f) (g)	2,420	1,531
Netherlands 0.8%
Listrindo Capital BV
4.95%, 09/14/26 (a)	200	195
Petrobras Global Finance BV
8.38%, 05/23/21	2,010	2,274
4.38%, 05/20/23	160	152
		2,621
Nigeria 0.3%
Ihs Netherlands Holdco BV
9.50%, 10/27/21 (a)	930	954
Paraguay 0.5%
Banco Regional SAECA
8.13%, 01/24/19 (a)	1,410	1,502
8.13%, 01/24/19	150	160
		1,662
Peru 1.7%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (a)	1,946	2,085
Corp. Lindley SA
6.75%, 11/23/21	1,756	1,976
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 - 06/02/25 (j)	1,172	987
SAN Miguel Industrias Pet SA
7.75%, 11/06/20 (a)	370	390
		5,438
	Shares/Par†	Value
Qatar 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	517	543
5.84%, 09/30/27 (d) (g)	510	568
6.33%, 09/30/27	330	380
		1,491
Romania 0.1%
Cable Communications Systems NV
5.00%, 10/15/23, EUR (a)	410	461
Russian Federation 1.5%
Credit Bank of Moscow Via CBOM Finance Plc
7.50%, 10/05/27 (k)	880	895
Gazprom Via Gaz Capital SA
9.25%, 04/23/19	820	920
Lukoil International Finance BV
3.42%, 04/24/18	780	787
4.56%, 04/24/23	510	523
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18 (a)	230	233
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24	830	854
VIP Finance Ireland Ltd.
7.75%, 02/02/21	410	464
		4,676
Singapore 0.3%
CapitaLand Ltd.
1.85%, 06/19/20, SGD (h)	250	174
2.80%, 06/08/25, SGD (h)	500	354
Royal Capital BV
5.50%, (callable at 100 beginning 05/05/21) (c)	350	362
		890
South Africa 0.7%
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (a)	570	581
Myriad International Holdings BV
6.38%, 07/28/17	550	556
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,102
		2,239
Turkey 0.9%
Akbank TAS
7.20%, 03/16/27 (a) (k)	540	557
Anadolu Efes Biracilik Ve Malt Sanayii A/S
3.38%, 11/01/22	1,050	967
Global Liman Isletmeleri
8.13%, 11/14/21 (a)	1,010	1,033
8.13%, 11/14/21	200	204
		2,761
Ukraine 0.2%
Metinvest BV
0.00%, 11/28/17 - 02/14/18 (e) (f)	482	456
MHP SA
8.25%, 04/02/20	330	332
		788
United Arab Emirates 0.6%
Dolphin Energy Ltd.
5.89%, 06/15/19	695	727
5.50%, 12/15/21	250	276
Ruwais Power Co. PJSC
6.00%, 08/31/36 (a)	840	957
		1,960
United Kingdom 0.2%
Tullow Oil Plc
6.25%, 04/15/22 (a)	350	327
6.25%, 04/15/22	240	224
		551
United States of America 0.3%
Citigroup Global Markets Holdings Inc.
0.00%, 01/25/18, EGP (d) (g) (j)	8,475	405
Kosmos Energy Ltd.
7.88%, 08/01/21 (a)	200	202

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
7.88%, 08/01/21	470	474
		1,081
Uruguay 0.1%
Arcos Dorados Holdings Inc.
5.88%, 04/04/27 (a)	370	373
Vietnam 0.2%
Debt and Asset Trading Corp.
1.00%, 10/10/25	980	569
Total Corporate Bonds And Notes (cost $76,108)		76,682
GOVERNMENT AND AGENCY OBLIGATIONS 61.0%
Argentina 2.4%
Argentina Bonar Bond
33.42%, 10/09/17, ARS (k)	8,025	556
19.63%, 03/01/18, ARS (k)	15,180	1,032
19.75%, 03/11/19, ARS (k)	16,020	1,104
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	3,300	227
18.20%, 10/03/21, ARS	5,600	389
16.00%, 10/17/23, ARS	18,140	1,332
15.50%, 10/17/26, ARS	11,830	865
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	750	747
City of Buenos Aires, Argentina
22.46%, 03/29/24, ARS (k) (l)	19,130	1,243
		7,495
Brazil 5.0%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/40, BRL (m)	3,303	3,507
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19 - 01/01/25, BRL	37,489	12,308
		15,815
Chile 0.5%
Banco Central de Chile en UF Inflation Indexed Note
3.00%, 03/01/22, CLP (n)	450,023	755
Bonos de la Tesoreria de la Republica en pesos
4.50%, 02/28/21, CLP	115,000	181
Chile Government International Bond
5.50%, 08/05/20, CLP	515,000	822
		1,758
Colombia 5.3%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	419
4.38%, 03/21/23, COP	1,858,000	589
Colombia TES
11.25%, 10/24/18, COP	242,300	91
5.00%, 11/21/18, COP	23,419,600	8,036
7.00%, 05/04/22 - 06/30/32, COP	14,743,300	5,267
10.00%, 07/24/24, COP	1,066,800	445
7.50%, 08/26/26, COP	32,900	12
6.00%, 04/28/28, COP	3,372,300	1,103
Titulos de Tesoreria Inflation Indexed Bond
3.50%, 03/10/21 - 05/07/25, COP (n)	2,731,388	971
		16,933
Czech Republic 2.6%
Czech Republic Government Bond
0.85%, 03/17/18, CZK	28,200	1,130
5.00%, 04/11/19, CZK	12,810	561
0.00%, 07/17/19, CZK (j)	57,970	2,305
1.50%, 10/29/19, CZK	27,330	1,124
3.75%, 09/12/20, CZK	22,490	999
2.40%, 09/17/25, CZK	12,420	553
1.00%, 06/26/26, CZK	39,430	1,565
		8,237
Dominican Republic 0.5%
Dominican Republic Bond
11.38%, 07/06/29, DOP	3,000	64
Dominican Republic Central Bank Note
11.00%, 09/15/23, DOP (a)	2,190	45
Dominican Republic International Bond
11.50%, 05/10/24, DOP	17,400	387
18.50%, 02/04/28, DOP (a)	4,900	145
	Shares/Par†	Value
6.85%, 01/27/45 (a)	950	983
		1,624
Ecuador 0.2%
Ecuador Government International Bond
10.75%, 03/28/22	640	677
Hungary 2.7%
Hungary Government Bond
3.00%, 06/26/24, HUF	1,598,260	5,575
5.50%, 06/24/25, HUF	713,340	2,895
6.75%, 10/22/28, HUF	6,970	32
3.25%, 10/22/31, HUF	4,170	14
		8,516
Indonesia 2.6%
Indonesia Government Bond
8.25%, 07/15/21, IDR	32,700,000	2,577
7.00%, 05/15/27, IDR	17,900,000	1,337
Indonesia Government International Bond
5.88%, 01/15/24	720	816
6.75%, 01/15/44	270	347
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	19,500,000	1,496
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	20,200,000	1,679
		8,252
Israel 0.1%
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (a)	220	228
Kuwait 0.1%
Kuwait International Government Bond
3.50%, 03/20/27 (a)	200	202
Malaysia 4.3%
Malaysia Government Bond
4.01%, 09/15/17, MYR	17,380	3,941
3.58%, 09/28/18, MYR	6,810	1,542
4.38%, 11/29/19, MYR	9,280	2,135
3.89%, 07/31/20, MYR	1,050	238
4.05%, 09/30/21, MYR	1,630	372
4.50%, 04/15/30, MYR	7,410	1,675
4.23%, 06/30/31, MYR	4,800	1,053
4.25%, 05/31/35, MYR	2,010	432
4.74%, 03/15/46, MYR	1,810	405
Malaysia Government Investment Issue
3.94%, 06/15/17, MYR	2,680	606
3.74%, 08/26/21, MYR	2,840	636
4.25%, 09/30/30, MYR	2,390	520
		13,555
Mexico 5.0%
Mexico Bonos
8.50%, 12/13/18, MXN	78,782	4,326
6.50%, 06/10/21 - 06/09/22, MXN	158,105	8,296
8.00%, 06/11/20 - 11/07/47, MXN	31,096	1,731
10.00%, 12/05/24, MXN	7,718	485
7.50%, 06/03/27, MXN	2,110	116
7.75%, 05/29/31, MXN	7,717	428
7.75%, 11/23/34 - 11/13/42, MXN	8,913	493
		15,875
Peru 2.5%
Peru Government International Bond
5.70%, 08/12/24, PEN (a)	7,930	2,492
8.20%, 08/12/26, PEN	553	201
6.35%, 08/12/28, PEN (a)	5,585	1,748
6.95%, 08/12/31, PEN	2,178	719
6.90%, 08/12/37, PEN	2,462	810
6.85%, 02/12/42, PEN	4,205	1,359
6.71%, 02/12/55, PEN	718	221
Republic of Peru
7.84%, 08/12/20, PEN	843	284
		7,834
Philippines 0.1%
Philippine Government International Bond
4.95%, 01/15/21, PHP	15,000	303

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Poland 8.7%
Poland Government Bond
2.00%, 04/25/21, PLN	33,050	8,123
5.75%, 10/25/21 - 09/23/22, PLN	56,500	16,163
3.25%, 07/25/25, PLN	5,950	1,496
2.50%, 07/25/27, PLN	7,260	1,674
		27,456
Puerto Rico 0.5%
Commonwealth of Puerto Rico
0.00%, 07/01/27 - 07/01/41 (d) (e) (f) (g)	665	389
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	25	20
5.00%, 07/01/33	40	30
5.75%, 07/01/37	125	97
6.00%, 07/01/38 - 07/01/44	60	47
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	230	91
5.50%, 08/01/28 - 08/01/42	1,215	491
6.75%, 08/01/32 (o)	550	248
0.00%, 08/01/33 (o)	200	59
5.00%, 08/01/35 - 08/01/43	260	104
0.00%, 08/01/35 - 08/01/38 (j)	165	15
5.38%, 08/01/38 - 08/01/39	125	50
6.00%, 08/01/39	55	24
6.38%, 08/01/39	55	24
		1,689
Romania 0.1%
Romania Government Bond
4.75%, 02/24/25, RON	780	197
Russian Federation 3.9%
Russia Federal Bond
7.75%, 09/16/26, RUB	63,320	1,114
8.50%, 09/17/31, RUB	502,690	9,326
7.70%, 03/23/33, RUB	84,410	1,455
Russia Government Bond
7.05%, 01/19/28, RUB	25,140	420
		12,315
South Africa 5.3%
Republic of South Africa
10.50%, 12/21/26, ZAR	2,530	209
South Africa Government Bond
8.00%, 01/31/30, ZAR	50,545	3,418
8.25%, 03/31/32, ZAR	12,500	844
8.88%, 02/28/35, ZAR	51,170	3,586
8.50%, 01/31/37, ZAR	82,715	5,522
9.00%, 01/31/40, ZAR	29,180	2,031
8.75%, 01/31/44 - 02/28/48, ZAR	17,701	1,194
		16,804
Suriname 0.1%
Republic of Suriname
9.25%, 10/26/26 (a) (b)	200	199
Thailand 3.3%
Thailand Government Bond
3.65%, 12/17/21 - 06/20/31, THB	86,750	2,702
3.85%, 12/12/25, THB	26,500	846
3.58%, 12/17/27, THB	27,180	839
3.78%, 06/25/32, THB	20,200	624
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (n)	204,390	5,575
		10,586
Turkey 4.2%
Turkey Government Bond
8.80%, 11/14/18, TRY	70	19
10.40%, 03/27/19, TRY	13,890	3,778
9.40%, 07/08/20, TRY	1,750	461
9.20%, 09/22/21, TRY	1,360	351
8.00%, 03/12/25, TRY	2,400	565
10.60%, 02/11/26, TRY	20,790	5,680
11.00%, 02/24/27, TRY	4,720	1,324
Turkey Government International Bond
7.00%, 03/11/19	750	802
	Shares/Par†	Value
7.50%, 11/07/19	420	460
		13,440
United States of America 1.0%
U.S. Treasury Bond
3.75%, 11/15/43	140	159
U.S. Treasury Note
1.25%, 12/31/18 (p)	960	960
1.13%, 07/31/21	280	272
1.88%, 03/31/22	1,060	1,057
2.13%, 03/31/24	730	725
		3,173
Total Government And Agency Obligations (cost $202,972)		193,163
CREDIT LINKED STRUCTURED NOTES 8.3%
Colombia 3.1%
Citigroup Funding Inc. Credit Linked Note
(Republic of Colombia, 11.25%, 10/24/18, Moody's rating N/A), COP (a)	19,552,000	7,292
(Republic of Colombia, 11.00%, 07/24/20, Moody's rating N/A), COP (d) (g)	4,514,000	1,790
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (d) (g)	1,642,000	681
		9,763
Egypt 0.3%
HSBC Bank Plc Credit Linked Note
(Egypt Treasury Bill, 0.00%, 09/12/17, Moody's rating B3), EGP (d) (g) (j)	15,750	804
Indonesia 4.9%
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government, 8.38%, 09/15/26, Moody's rating N/A), IDR (a)	15,526,000	1,266
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	55,759,000	4,693
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	46,000,000	3,103
(Indonesia Government, 7.88%, 04/15/19, Moody's rating Baa3), IDR (a)	21,400,000	1,647
Standard Chartered Bank Credit Linked Note
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	13,685,000	1,152
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (a)	29,582,000	2,469
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	18,684,000	1,261
		15,591
Total Credit Linked Structured Notes (cost $33,940)		26,158
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (e) (l)	—	26
Total Common Stocks (cost $0)		26
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (q)	3,276	3,276
Treasury Securities 0.6%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/20, BRL	7,696	1,816
Total Short Term Investments (cost $4,948)		5,092
Total Investments 95.1% (cost $318,058)		301,212
Other Derivative Instruments (0.6)%		(1,941)
Other Assets and Liabilities, Net 5.5%		17,511
Total Net Assets 100.0%		$316,782

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $60,234 and 19.0%, respectively.

(b) All or portion of the security was on loan.

(c) Perpetual security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Non-income producing security.

(f) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

The aggregate value of these securities represented 0.9% of the Fund’s net assets.

(g) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(h) Convertible security.

(i) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(l) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(m) Treasury inflation indexed note, par amount is not adjusted for inflation.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(p) All or a portion of the security is pledged or segregated as collateral.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Citigroup Funding Inc. Credit Linked Note - Republic of Colombia, 11.00%, 07/24/20, Moody's rating N/A	07/26/11	$2,872	$1,790	0.6%
Citigroup Funding Inc. Credit Linked Note - Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A	08/12/11	1,049	681	0.2
Citigroup Global Markets Holdings Inc., 0.00%, 01/25/18	02/07/17	401	405	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/27	05/13/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/13/14	19	15	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/06/14	15	12	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/14	34	26	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/08/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/07/14	15	12	—
Commonwealth of Puerto Rico, 0.00%, 07/01/37	05/08/14	48	47	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	04/02/14	42	32	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	10/22/14	214	172	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/39	05/05/14	12	12	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	05/05/14	30	24	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	03/25/14	31	25	—
First Quantum Minerals Ltd., 6.75%, 02/15/20	10/16/15	304	372	0.1
HSBC Bank Plc Credit Linked Note - Egypt Treasury Bill, 0.00%, 09/12/17, Moody's rating B3	03/16/17	829	804	0.2
Mongolian Mining Corp., 0.00%, 03/29/17	11/21/16	1,395	1,531	0.5
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27	07/14/15	577	568	0.2
Samarco Mineracao SA, 0.00%, 11/01/22	02/16/17	379	356	0.1
Universal Entertainment Corp., 8.50%, 08/24/20	10/19/16	505	519	0.2
		$8,787	$7,415	2.3%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro-Bobl	(2)	June 2017	EUR	(264)	$—	$—
Euro-Bund	(4)	June 2017	EUR	(644)	—	(2)
Euro-Schatz	(11)	June 2017	EUR	(1,235)	—	—
U.S. Treasury Long Bond	12	June 2017		1,821	4	(11)
U.S. Treasury Note, 10-Year	(11)	June 2017		(1,358)	(2)	(12)
U.S. Treasury Note, 2-Year	(57)	July 2017		(12,331)	(4)	(6)
U.S. Treasury Note, 5-Year	(48)	July 2017		(5,634)	(8)	(17)
Ultra 10-Year U.S. Treasury Note	8	June 2017		1,066	2	5
Ultra Long Term U.S. Treasury Bond	(2)	June 2017		(321)	(1)	—
					$(9)	$(43)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Hong Kong Interbank Offered Rate	Receiving	2.25%	06/21/22	HKD	43,800	$11	$(11)
3-Month LIBOR	Receiving	1.25%	06/21/19		10,300	(3)	(14)
3-Month South African Johannesburg Interbank Rate	Receiving	7.89%	12/18/24	ZAR	13,610	16	(1)
3-Month South African Johannesburg Interbank Rate	Paying	7.28%	09/05/19	ZAR	11,760	(4)	1

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month South African Johannesburg Interbank Rate	Paying	8.35%	09/21/23	ZAR	12,860	(13)	26
6-Month Budapest Interbank Offered Rate	Receiving	1.38%	09/21/21	HUF	840,620	(2)	(33)
6-Month Czech Interbank Offered Rate	Receiving	0.37%	12/21/21	CZK	124,680	(3)	28
6-Month Czech Interbank Offered Rate	Receiving	0.55%	06/21/26	CZK	31,230	—	51
6-Month Euribor	Receiving	0.50%	06/21/27	EUR	380	—	(1)
6-Month Euribor	Receiving	0.75%	06/21/47	EUR	3,410	7	(35)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.60%	09/20/22	PLN	23,290	7	59
Mexican Interbank Rate	Receiving	7.25%	06/20/18	MXN	293,000	(3)	(3)
Mexican Interbank Rate	Receiving	5.50%	03/09/22	MXN	12,960	(1)	16
Mexican Interbank Rate	Receiving	5.66%	01/24/25	MXN	27,480	(3)	152
Mexican Interbank Rate	Receiving	7.50%	03/03/27	MXN	1,490	—	(2)
Mexican Interbank Rate	Paying	6.75%	06/17/20	MXN	33,770	1	13
Mexican Interbank Rate	Paying	7.25%	06/12/24	MXN	126,290	11	125
Mexican Interbank Rate	Paying	7.50%	06/09/27	MXN	100,780	14	138
Mexican Interbank Rate	Paying	8.01%	06/29/27	MXN	55,250	4	50
						$39	$559

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	BNP	04/03/17	ARS	17,137	$1,114	$5
ARS/USD	CIT	06/06/17	ARS	8,597	543	4
ARS/USD	BNP	06/13/17	ARS	5,764	363	7
BRL/USD	BOA	04/04/17	BRL	2,753	880	18
BRL/USD	DUB	04/04/17	BRL	2,550	814	(1)
BRL/USD	DUB	04/04/17	BRL	1,052	336	—
BRL/USD	JPM	04/04/17	BRL	1,817	580	(8)
BRL/USD	JPM	04/04/17	BRL	4,046	1,293	3
BRL/USD	MSC	04/04/17	BRL	43,823	14,000	(173)
BRL/USD	MSC	04/04/17	BRL	16,328	5,217	37
BRL/USD	SCB	04/04/17	BRL	1,082	345	(5)
BRL/USD	MSC	06/02/17	BRL	47,716	15,031	(11)
CLP/USD	RBS	04/20/17	CLP	225,766	342	—
CNH/USD	BNP	04/05/17	CNH	7,591	1,105	1
CNH/USD	BNP	06/21/17	CNH	19,022	2,751	20
CNH/USD	HSB	06/21/17	CNH	13,924	2,014	1
CNY/USD	HSB	04/05/17	CNY	7,590	1,101	34
CNY/USD	MSC	04/11/17	CNY	20,547	2,980	20
COP/USD	RBS	04/07/17	COP	976,709	340	12
COP/USD	CSI	04/17/17	COP	969,440	337	5
COP/USD	DUB	05/03/17	COP	967,385	335	—
COP/USD	UBS	08/11/17	COP	2,353,198	805	11
CZK/EUR	JPM	06/13/17	EUR	(1,407)	(1,506)	4
CZK/EUR	BOA	06/21/17	EUR	(795)	(851)	4
CZK/EUR	CIT	06/21/17	EUR	(1,593)	(1,706)	7
CZK/EUR	SSB	06/21/17	EUR	(786)	(841)	—
CZK/EUR	UBS	06/21/17	EUR	(792)	(848)	3
CZK/EUR	BOA	07/03/17	EUR	(1,562)	(1,674)	(1)
CZK/EUR	SSB	09/20/17	EUR	(2,013)	(2,166)	(4)
CZK/EUR	MSC	09/21/17	EUR	(676)	(728)	(1)
CZK/EUR	BOA	10/03/17	EUR	(781)	(841)	5
CZK/EUR	CIT	11/21/17	EUR	(1,898)	(2,050)	1
CZK/EUR	MSC	11/21/17	EUR	(716)	(773)	—
CZK/EUR	MSC	11/22/17	EUR	(716)	(774)	1
CZK/EUR	JPM	01/03/18	EUR	(3,071)	(3,325)	(6)
EGP/USD	CIT	11/29/17	EGP	4,613	243	1
EGP/USD	CIT	01/24/18	EGP	4,201	218	13
EUR/CZK	CIT	06/21/17	CZK	(51,074)	(2,038)	(5)
EUR/CZK	SSB	06/21/17	CZK	(4,158)	(166)	1
EUR/HUF	HSB	06/21/17	HUF	(176,852)	(613)	1
EUR/HUF	UBS	06/21/17	HUF	(239,487)	(830)	—
EUR/PLN	BNP	06/21/17	PLN	(1,994)	(503)	(4)
EUR/PLN	BOA	06/21/17	PLN	(1,324)	(334)	—
EUR/PLN	DUB	06/21/17	PLN	(6,362)	(1,604)	(4)
EUR/PLN	HSB	06/21/17	PLN	(3,960)	(998)	(11)
HUF/EUR	BNP	06/21/17	EUR	(1,363)	(1,460)	8
HUF/EUR	BOA	06/21/17	EUR	(2,295)	(2,458)	14
HUF/EUR	CSI	06/21/17	EUR	(390)	(417)	5
HUF/EUR	DUB	06/21/17	EUR	(765)	(819)	11
HUF/EUR	HSB	06/21/17	EUR	(399)	(427)	3
HUF/USD	UBS	06/21/17	HUF	2,145,481	7,437	79
IDR/USD	MSC	04/07/17	IDR	12,487,879	937	(1)
IDR/USD	HSB	04/20/17	IDR	10,904,148	817	—
IDR/USD	DUB	05/24/17	IDR	8,088,317	604	3
IDR/USD	HSB	05/24/17	IDR	10,443,365	779	3
IDR/USD	HSB	06/09/17	IDR	23,570,632	1,756	10
IDR/USD	DUB	06/22/17	IDR	47,351,715	3,522	32
INR/USD	DUB	04/03/17	INR	55,648	857	—
INR/USD	HSB	04/10/17	INR	53,365	821	8
INR/USD	BOA	04/20/17	INR	53,451	821	6
INR/USD	SCB	04/20/17	INR	54,600	839	5
INR/USD	HSB	05/24/17	INR	26,157	400	13
INR/USD	SCB	05/24/17	INR	109,699	1,678	57
INR/USD	HSB	07/14/17	INR	34,297	521	13
INR/USD	SCB	07/14/17	INR	109,883	1,669	4
KRW/USD	JPM	04/03/17	KRW	2,824,453	2,526	58
KRW/USD	UBS	04/03/17	KRW	936,330	837	11
KRW/USD	BNP	04/06/17	KRW	948,337	848	27
KRW/USD	HSB	04/06/17	KRW	1,505,622	1,347	32
KRW/USD	CIT	04/10/17	KRW	2,181,373	1,950	58
KRW/USD	UBS	04/17/17	KRW	167,376	150	4
KRW/USD	CIT	04/20/17	KRW	1,876,189	1,678	18
KRW/USD	DUB	04/20/17	KRW	2,647,595	2,368	3
KRW/USD	DUB	04/28/17	KRW	1,834,847	1,641	(8)
KRW/USD	SCB	04/28/17	KRW	1,876,316	1,678	(2)
KRW/USD	DUB	05/24/17	KRW	2,453,958	2,196	(2)
KRW/USD	BNP	07/13/17	KRW	1,557,483	1,394	48
KRW/USD	UBS	07/13/17	KRW	3,760,784	3,367	(11)
MXN/USD	BOA	06/21/17	MXN	172,133	9,083	341
MXN/USD	CIT	06/21/17	MXN	28,818	1,521	62
MXN/USD	HSB	06/21/17	MXN	13,247	699	13
MXN/USD	JPM	06/21/17	MXN	17,715	934	39
MXN/USD	MSC	06/21/17	MXN	213,729	11,277	411
MXN/USD	RBS	06/21/17	MXN	53,287	2,812	100
MYR/USD	UBS	04/03/17	MYR	2,641	597	(1)
MYR/USD	UBS	05/22/17	MYR	28,357	6,396	56
PEN/USD	DUB	06/22/17	PEN	2,516	769	3
PHP/USD	CIT	04/17/17	PHP	40,953	816	1
PHP/USD	UBS	04/24/17	PHP	42,005	836	(1)
PHP/USD	BNP	05/24/17	PHP	14,457	287	1
PHP/USD	BOA	05/24/17	PHP	18,891	376	2
PHP/USD	HSB	05/24/17	PHP	40,179	799	7

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
PHP/USD	MSC	05/24/17	PHP	41,354	822	6
PHP/USD	UBS	05/24/17	PHP	39,874	793	—
PLN/EUR	BNP	06/21/17	EUR	(381)	(408)	2
PLN/EUR	HSB	06/21/17	EUR	(2,239)	(2,397)	31
PLN/EUR	MSC	06/21/17	EUR	(1,695)	(1,815)	19
PLN/USD	BNP	06/21/17	PLN	3,308	834	(3)
PLN/USD	BNP	06/21/17	PLN	3,362	847	23
PLN/USD	HSB	06/21/17	PLN	3,280	826	11
PLN/USD	MSC	06/21/17	PLN	4,324	1,090	(2)
PLN/USD	MSC	06/21/17	PLN	23,445	5,908	168
PLN/USD	SCB	06/21/17	PLN	5,665	1,427	10
RON/USD	DUB	06/21/17	RON	10,206	2,395	4
RON/USD	MSC	06/21/17	RON	1,450	340	(2)
RON/USD	MSC	06/21/17	RON	16,711	3,922	7
RUB/USD	CIT	05/15/17	RUB	200,534	3,529	107
RUB/USD	CSI	05/15/17	RUB	61,290	1,078	44
RUB/USD	MSC	05/15/17	RUB	316,897	5,576	199
RUB/USD	SCB	05/15/17	RUB	61,319	1,079	(1)
RUB/USD	MSC	05/26/17	RUB	435,817	7,646	383
SGD/USD	BNP	06/21/17	SGD	1,175	840	(4)
SGD/USD	DUB	06/21/17	SGD	2,286	1,635	5
SGD/USD	HSB	06/21/17	SGD	1,153	824	9
SGD/USD	MSC	06/21/17	SGD	1,175	840	(3)
SGD/USD	SCB	06/21/17	SGD	1,509	1,080	2
SGD/USD	UBS	06/21/17	SGD	2,155	1,542	11
THB/USD	DUB	04/03/17	THB	23,966	697	3
THB/USD	DUB	05/19/17	THB	270,676	7,874	139
TRY/USD	DUB	06/21/17	TRY	1,250	336	1
TRY/USD	HSB	06/21/17	TRY	1,206	324	(1)
TRY/USD	MSC	06/21/17	TRY	4,960	1,334	(11)
TRY/USD	MSC	06/21/17	TRY	6,173	1,660	3
TRY/USD	RBS	06/21/17	TRY	4,546	1,223	20
TRY/USD	UBS	06/21/17	TRY	3,105	835	(9)
TWD/USD	BNP	04/05/17	TWD	150,831	4,971	(5)
TWD/USD	DUB	04/05/17	TWD	25,467	839	18
TWD/USD	HSB	04/05/17	TWD	13,993	461	4
TWD/USD	JPM	04/05/17	TWD	85,921	2,832	41
TWD/USD	SCB	04/05/17	TWD	25,451	839	18
TWD/USD	CIT	04/10/17	TWD	47,181	1,555	25
TWD/USD	DUB	04/13/17	TWD	25,592	844	20
TWD/USD	BNP	04/20/17	TWD	101,724	3,355	(12)
TWD/USD	JPM	04/20/17	TWD	74,694	2,463	18
TWD/USD	UBS	04/20/17	TWD	91,757	3,026	50
TWD/USD	HSB	04/28/17	TWD	25,868	853	(5)
TWD/USD	HSB	04/28/17	TWD	2,393	79	—
TWD/USD	MSC	07/11/17	TWD	11,087	367	8
USD/ARS	BNP	04/03/17	ARS	(6,921)	(450)	(39)
USD/ARS	BOA	04/03/17	ARS	(10,216)	(664)	(19)
USD/ARS	DUB	04/17/17	ARS	(3,926)	(254)	(3)
USD/ARS	BNP	04/28/17	ARS	(16,929)	(1,089)	(20)
USD/ARS	BNP	07/06/17	ARS	(17,137)	(1,068)	(5)
USD/BRL	BOA	04/04/17	BRL	(4,459)	(1,424)	4
USD/BRL	JPM	04/04/17	BRL	(5,207)	(1,663)	(15)
USD/BRL	MSC	04/04/17	BRL	(5,425)	(1,732)	(28)
USD/BRL	MSC	04/04/17	BRL	(58,360)	(18,642)	51
USD/CLP	BOA	06/15/17	CLP	(145,313)	(219)	3
USD/CNH	HSB	04/05/17	CNH	(7,591)	(1,105)	(38)
USD/CNH	SCB	05/10/17	CNH	(4,051)	(588)	(1)
USD/CNH	RBS	06/21/17	CNH	(8,147)	(1,178)	3
USD/CNH	SCB	06/21/17	CNH	(5,789)	(837)	—
USD/COP	DUB	04/10/17	COP	(2,125,383)	(739)	(30)
USD/COP	DUB	04/17/17	COP	(981,837)	(341)	(15)
USD/COP	DUB	06/16/17	COP	(20,894,222)	(7,195)	(164)
USD/CZK	CIT	06/21/17	CZK	(42,070)	(1,679)	(7)
USD/CZK	UBS	01/03/18	CZK	(74,098)	(3,003)	—
USD/EUR	BOA	05/11/17	EUR	(2,461)	(2,630)	(6)
USD/EUR	JPM	06/21/17	EUR	(13,345)	(14,290)	22
USD/EUR	MSC	06/21/17	EUR	(5,305)	(5,681)	(10)
USD/HKD	UBS	09/29/17	HKD	(11,654)	(1,504)	1
USD/HKD	CIT	10/03/17	HKD	(29,396)	(3,794)	—
USD/HKD	CIT	03/27/18	HKD	(43,192)	(5,581)	3
USD/HKD	HSB	03/27/18	HKD	(8,641)	(1,116)	—
USD/HKD	SCB	03/27/18	HKD	(13,913)	(1,798)	1
USD/HUF	BOA	06/21/17	HUF	(105,191)	(365)	3
USD/HUF	DUB	06/21/17	HUF	(46,085)	(160)	1
USD/HUF	MSC	06/21/17	HUF	(51,014)	(177)	(3)
USD/IDR	JPM	04/07/17	IDR	(12,487,879)	(937)	(8)
USD/IDR	JPM	04/10/17	IDR	(22,549,522)	(1,691)	(10)
USD/IDR	JPM	06/09/17	IDR	(4,683,683)	(349)	(1)
USD/IDR	MSC	06/09/17	IDR	(12,487,879)	(930)	2
USD/INR	DUB	04/03/17	INR	(55,648)	(857)	(28)
USD/INR	HSB	04/10/17	INR	(110,375)	(1,698)	(50)
USD/INR	MSC	04/10/17	INR	(55,159)	(849)	(25)
USD/INR	SCB	04/17/17	INR	(108,199)	(1,663)	(33)
USD/INR	DUB	07/14/17	INR	(55,648)	(845)	3
USD/INR	SCB	07/14/17	INR	(30,608)	(465)	(15)
USD/KRW	UBS	04/03/17	KRW	(3,760,784)	(3,363)	12
USD/KRW	DUB	04/06/17	KRW	(2,453,958)	(2,194)	3
USD/KRW	UBS	04/12/17	KRW	(5,437,437)	(4,863)	(78)
USD/KRW	DUB	04/13/17	KRW	(955,346)	(854)	(30)
USD/KRW	HSB	04/13/17	KRW	(956,160)	(855)	(31)
USD/KRW	DUB	04/17/17	KRW	(933,454)	(835)	(21)
USD/KRW	JPM	04/17/17	KRW	(1,345,874)	(1,204)	(26)
USD/KRW	DUB	04/20/17	KRW	(932,654)	(834)	—
USD/KRW	UBS	05/24/17	KRW	(916,695)	(820)	(22)
USD/KRW	BNP	07/13/17	KRW	(3,992,388)	(3,574)	(81)
USD/KRW	HSB	07/13/17	KRW	(957,958)	(858)	(17)
USD/KRW	JPM	07/13/17	KRW	(2,716,713)	(2,432)	(39)
USD/MXN	MSC	05/12/17	MXN	(13,072)	(694)	(28)
USD/MXN	BOA	06/21/17	MXN	(32,840)	(1,733)	(85)
USD/MXN	JPM	06/21/17	MXN	(22,633)	(1,195)	(26)
USD/MXN	JPM	06/21/17	MXN	(15,927)	(840)	—
USD/MXN	MSC	06/21/17	MXN	(15,810)	(834)	(19)
USD/MXN	RBS	06/21/17	MXN	(73,358)	(3,871)	(77)
USD/MYR	BNP	04/03/17	MYR	(2,641)	(597)	(5)
USD/MYR	UBS	05/08/17	MYR	(1,470)	(332)	(3)
USD/MYR	SCB	05/22/17	MYR	(879)	(198)	(3)
USD/MYR	UBS	05/24/17	MYR	(2,641)	(596)	—
USD/PEN	CIT	04/06/17	PEN	(1,027)	(316)	(3)
USD/PEN	RBS	04/06/17	PEN	(3,219)	(991)	(14)
USD/PEN	DUB	06/22/17	PEN	(5,978)	(1,826)	(14)
USD/PLN	DUB	06/21/17	PLN	(3,298)	(831)	13
USD/RUB	BOA	05/15/17	RUB	(49,226)	(866)	(51)
USD/RUB	CIT	05/15/17	RUB	(18,435)	(324)	(19)
USD/RUB	CSI	05/15/17	RUB	(109,468)	(1,926)	(31)
USD/RUB	HSB	05/15/17	RUB	(61,415)	(1,080)	(36)
USD/RUB	MSC	05/15/17	RUB	(430,489)	(7,575)	(229)
USD/RUB	MSC	05/15/17	RUB	(19,080)	(336)	—
USD/SGD	JPM	04/21/17	SGD	(737)	(527)	(1)
USD/SGD	CIT	06/21/17	SGD	(1,172)	(838)	(1)
USD/SGD	DUB	06/21/17	SGD	(1,170)	(837)	(13)
USD/SGD	DUB	06/21/17	SGD	(1,174)	(840)	4
USD/SGD	HSB	06/21/17	SGD	(1,156)	(827)	(7)
USD/SGD	HSB	06/21/17	SGD	(1,168)	(836)	1
USD/SGD	WBC	06/21/17	SGD	(4,310)	(3,083)	(26)
USD/THB	DUB	04/03/17	THB	(23,965)	(697)	(10)
USD/THB	DUB	05/19/17	THB	(23,966)	(697)	(3)
USD/TRY	BOA	06/21/17	TRY	(10,068)	(2,708)	(71)
USD/TRY	DUB	06/21/17	TRY	(7,168)	(1,928)	(5)
USD/TRY	DUB	06/21/17	TRY	(1,250)	(336)	—
USD/TRY	HSB	06/21/17	TRY	(4,204)	(1,131)	(38)
USD/TRY	MSC	06/21/17	TRY	(1,279)	(344)	(14)
USD/TRY	MSC	06/21/17	TRY	(6,401)	(1,721)	4
USD/TRY	RBS	06/21/17	TRY	(1,268)	(341)	(11)
USD/TWD	BNP	04/05/17	TWD	(49,107)	(1,618)	(14)
USD/TWD	BNP	04/05/17	TWD	(101,724)	(3,353)	12
USD/TWD	DUB	04/05/17	TWD	(25,467)	(839)	1
USD/TWD	HSB	04/05/17	TWD	(13,993)	(461)	—
USD/TWD	JPM	04/05/17	TWD	(85,921)	(2,832)	3
USD/TWD	SCB	04/05/17	TWD	(25,451)	(839)	1
USD/TWD	SCB	04/13/17	TWD	(25,569)	(843)	(19)
USD/TWD	HSB	04/20/17	TWD	(25,421)	(838)	(1)
USD/TWD	UBS	04/20/17	TWD	(147,478)	(4,864)	(177)
USD/TWD	DUB	04/28/17	TWD	(11,128)	(367)	4

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/TWD	HSB	04/28/17	TWD	(24,709)	(815)	(16)
USD/TWD	CIT	06/02/17	TWD	(50,310)	(1,662)	(16)
USD/TWD	UBS	06/20/17	TWD	(181,628)	(6,007)	(310)
USD/TWD	MSC	07/11/17	TWD	(22,331)	(739)	(6)
USD/TWD	UBS	07/11/17	TWD	(25,213)	(835)	(11)
USD/TWD	SCB	08/17/17	TWD	(197,412)	(6,548)	(78)
USD/ZAR	BOA	06/21/17	ZAR	(2,269)	(167)	7
USD/ZAR	CIT	06/21/17	ZAR	(4,447)	(327)	9
USD/ZAR	DUB	06/21/17	ZAR	(4,299)	(316)	19
USD/ZAR	HSB	06/21/17	ZAR	(8,828)	(649)	7
USD/ZAR	JPM	06/21/17	ZAR	(4,393)	(323)	12
USD/ZAR	MSC	06/21/17	ZAR	(37,404)	(2,750)	123
USD/ZAR	SCB	06/21/17	ZAR	(17,126)	(1,260)	80
USD/ZAR	UBS	06/21/17	ZAR	(63,582)	(4,676)	130
ZAR/USD	HSB	06/21/17	ZAR	4,212	310	(15)
ZAR/USD	JPM	06/21/17	ZAR	4,221	310	(27)
ZAR/USD	MSC	06/21/17	ZAR	115,019	8,457	(262)
ZAR/USD	UBS	06/21/17	ZAR	38,628	2,840	(172)
					$(8,602)	$536

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month South African Johannesburg Interbank Rate	Paying	DUB	7.10%	06/07/18	ZAR	45,200	$—	$(9)
3-Month South African Johannesburg Interbank Rate	Paying	DUB	7.11%	06/07/18	ZAR	28,175	—	(6)
3-Month South African Johannesburg Interbank Rate	Paying	DUB	6.58%	11/02/19	ZAR	70,980	—	(106)
3-Month South African Johannesburg Interbank Rate	Paying	JPM	7.32%	02/24/19	ZAR	90,000	—	(2)
3-Month Tel Aviv Interbank Offered Rate	Receiving	BOA	0.65%	06/21/20	ILS	5,290	—	(3)
3-Month Tel Aviv Interbank Offered Rate	Receiving	BOA	0.65%	06/21/20	ILS	6,280	—	(4)
3-Month Tel Aviv Interbank Offered Rate	Receiving	CGM	0.65%	06/21/20	ILS	2,580	—	(2)
3-Month Tel Aviv Interbank Offered Rate	Receiving	CGM	0.65%	06/21/20	ILS	4,620	(3)	(1)
3-Month Tel Aviv Interbank Offered Rate	Receiving	CGM	0.65%	06/21/20	ILS	8,540	(4)	(1)
3-Month Tel Aviv Interbank Offered Rate	Receiving	CGM	0.65%	06/21/20	ILS	12,310	—	(9)
3-Month Tel Aviv Interbank Offered Rate	Receiving	JPM	0.65%	06/21/20	ILS	4,960	(2)	(1)
7-Day China Fixing Repo Rate	Paying	BCL	2.80%	12/21/21	CNY	9,290	(11)	(53)
7-Day China Fixing Repo Rate	Paying	BCL	2.80%	12/21/21	CNY	10,060	(2)	(66)
7-Day China Fixing Repo Rate	Paying	BOA	3.60%	03/15/22	CNY	4,750	(5)	(4)
7-Day China Fixing Repo Rate	Paying	CGM	2.80%	12/21/21	CNY	2,120	(1)	(13)
7-Day China Fixing Repo Rate	Paying	CGM	2.80%	12/21/21	CNY	5,100	(3)	(32)
7-Day China Fixing Repo Rate	Paying	CGM	2.80%	12/21/21	CNY	8,850	(8)	(52)
7-Day China Fixing Repo Rate	Paying	CGM	3.60%	03/15/22	CNY	3,160	(8)	2
7-Day China Fixing Repo Rate	Paying	CGM	3.60%	03/15/22	CNY	4,910	(8)	(2)
7-Day China Fixing Repo Rate	Paying	CGM	4.00%	06/21/22	CNY	1,670	(2)	2
7-Day China Fixing Repo Rate	Paying	CGM	4.00%	06/21/22	CNY	5,260	(4)	6
7-Day China Fixing Repo Rate	Paying	JPM	2.80%	12/21/21	CNY	8,600	(13)	(46)
7-Day China Fixing Repo Rate	Paying	JPM	3.60%	03/15/22	CNY	4,940	(8)	(2)
7-Day China Fixing Repo Rate	Paying	JPM	3.60%	03/15/22	CNY	6,610	(3)	(10)
7-Day China Fixing Repo Rate	Paying	JPM	3.60%	03/15/22	CNY	7,650	(3)	(12)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.52%	04/11/19	THB	76,850	—	(9)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.55%	06/15/19	THB	36,760	(1)	(4)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.55%	06/15/19	THB	78,640	(1)	(8)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.55%	06/15/19	THB	146,040	(9)	(8)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.64%	09/21/19	THB	92,020	—	(10)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.90%	02/04/21	THB	71,910	—	(10)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.82%	02/15/21	THB	31,420	—	(8)
Bloomberg Thailand 6-Month Reference Rate	Paying	CSI	1.83%	02/16/21	THB	41,040	—	(10)
Bloomberg Thailand 6-Month Reference Rate	Paying	DUB	1.65%	06/15/19	THB	56,980	—	(3)
Bloomberg Thailand 6-Month Reference Rate	Paying	JPM	1.55%	04/19/19	THB	103,500	—	(10)
Bloomberg Thailand 6-Month Reference Rate	Paying	MSC	1.63%	02/08/19	THB	86,710	—	(2)
Bloomberg Thailand 6-Month Reference Rate	Paying	MSC	1.63%	11/08/19	THB	29,150	—	(4)
Brazil Interbank Deposit Rate	Receiving	BOA	11.72%	01/02/19	BRL	9,800	—	(82)
Brazil Interbank Deposit Rate	Paying	BOA	11.91%	01/04/21	BRL	570	—	9
Brazil Interbank Deposit Rate	Paying	BOA	11.66%	01/04/21	BRL	4,410	—	61
Brazil Interbank Deposit Rate	Paying	BOA	11.59%	01/04/21	BRL	5,880	—	78
Brazil Interbank Deposit Rate	Paying	BOA	9.96%	01/04/21	BRL	7,170	—	10
Brazil Interbank Deposit Rate	Paying	CGM	14.46%	01/02/18	BRL	5,870	—	67
Brazil Interbank Deposit Rate	Receiving	CGM	10.00%	01/02/18	BRL	13,720	—	(1)
Brazil Interbank Deposit Rate	Receiving	CGM	10.24%	01/02/18	BRL	11,640	—	(4)
Brazil Interbank Deposit Rate	Receiving	CGM	10.30%	01/02/18	BRL	17,440	—	(8)
Brazil Interbank Deposit Rate	Paying	CGM	12.52%	01/02/19	BRL	5,620	—	40
Brazil Interbank Deposit Rate	Paying	CGM	12.65%	01/02/19	BRL	8,770	—	99
Brazil Interbank Deposit Rate	Receiving	CGM	9.79%	01/02/19	BRL	4,450	—	(4)
Brazil Interbank Deposit Rate	Receiving	CGM	9.97%	01/02/19	BRL	8,260	—	(14)
Brazil Interbank Deposit Rate	Paying	CGM	9.85%	01/02/20	BRL	3,100	—	3
Brazil Interbank Deposit Rate	Paying	CGM	9.82%	01/02/20	BRL	3,930	—	4

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Interbank Deposit Rate	Paying	CGM	9.69%	01/02/20	BRL	4,460	—	2
Brazil Interbank Deposit Rate	Paying	CGM	10.01%	01/02/20	BRL	5,780	—	12
Brazil Interbank Deposit Rate	Paying	CGM	9.84%	01/02/20	BRL	5,920	—	6
Brazil Interbank Deposit Rate	Paying	CGM	9.83%	01/04/21	BRL	4,800	—	2
Brazil Interbank Deposit Rate	Paying	CSI	11.12%	01/02/18	BRL	6,120	—	(75)
Brazil Interbank Deposit Rate	Receiving	DUB	10.05%	01/02/18	BRL	17,290	—	(2)
Brazil Interbank Deposit Rate	Receiving	DUB	10.30%	01/02/18	BRL	11,590	—	(5)
Brazil Interbank Deposit Rate	Paying	DUB	11.35%	01/02/19	BRL	18,760	—	115
Brazil Interbank Deposit Rate	Receiving	DUB	9.80%	01/02/19	BRL	8,870	—	(8)
Brazil Interbank Deposit Rate	Receiving	DUB	10.03%	01/02/19	BRL	5,420	—	(10)
Brazil Interbank Deposit Rate	Receiving	DUB	10.14%	01/02/19	BRL	2,770	—	(6)
Brazil Interbank Deposit Rate	Paying	DUB	10.17%	01/02/20	BRL	1,940	—	6
Brazil Interbank Deposit Rate	Paying	DUB	10.05%	01/02/20	BRL	3,800	—	9
Brazil Interbank Deposit Rate	Paying	DUB	9.88%	01/02/20	BRL	3,990	—	5
Brazil Interbank Deposit Rate	Paying	DUB	9.77%	01/02/20	BRL	5,710	—	5
Brazil Interbank Deposit Rate	Paying	DUB	9.87%	01/02/20	BRL	6,170	—	8
Brazil Interbank Deposit Rate	Paying	DUB	11.84%	01/02/20	BRL	7,500	—	35
Brazil Interbank Deposit Rate	Receiving	DUB	13.93%	01/04/21	BRL	13,640	—	(431)
Brazil Interbank Deposit Rate	Paying	DUB	14.56%	01/02/23	BRL	900	—	41
Brazil Interbank Deposit Rate	Paying	DUB	12.27%	01/02/23	BRL	1,190	—	26
Brazil Interbank Deposit Rate	Paying	DUB	14.25%	01/02/23	BRL	1,800	—	76
Brazil Interbank Deposit Rate	Paying	DUB	10.07%	01/02/23	BRL	5,030	—	9
Brazil Interbank Deposit Rate	Paying	DUB	10.07%	01/02/23	BRL	5,150	—	10
Brazil Interbank Deposit Rate	Receiving	DUB	13.86%	01/02/23	BRL	4,380	—	(168)
Brazil Interbank Deposit Rate	Receiving	DUB	14.20%	01/02/23	BRL	4,430	—	(185)
Brazil Interbank Deposit Rate	Paying	DUB	14.34%	01/02/25	BRL	4,980	—	241
Brazil Interbank Deposit Rate	Receiving	DUB	12.34%	01/02/25	BRL	6,810	—	(166)
Brazil Interbank Deposit Rate	Receiving	JPM	9.79%	01/02/19	BRL	7,240	—	(6)
Brazil Interbank Deposit Rate	Receiving	JPM	9.80%	01/02/19	BRL	7,320	—	(7)
Brazil Interbank Deposit Rate	Paying	JPM	9.83%	01/02/20	BRL	5,060	—	5
Brazil Interbank Deposit Rate	Paying	JPM	9.87%	01/02/20	BRL	5,120	—	6
Brazil Interbank Deposit Rate	Paying	JPM	11.87%	01/02/20	BRL	10,790	—	51
Brazil Interbank Deposit Rate	Paying	JPM	9.97%	01/04/21	BRL	8,430	—	12
Brazil Interbank Deposit Rate	Receiving	MSC	10.02%	01/02/18	BRL	13,750	—	—
Brazil Interbank Deposit Rate	Receiving	MSC	10.06%	01/02/18	BRL	10,370	—	(1)
Brazil Interbank Deposit Rate	Receiving	MSC	10.27%	01/02/18	BRL	23,110	—	(9)
Brazil Interbank Deposit Rate	Receiving	MSC	13.38%	01/02/18	BRL	17,890	—	(110)
Brazil Interbank Deposit Rate	Paying	MSC	12.61%	01/02/19	BRL	1,070	—	12
Brazil Interbank Deposit Rate	Paying	MSC	14.08%	01/02/19	BRL	12,130	—	243
Brazil Interbank Deposit Rate	Receiving	MSC	10.03%	01/02/19	BRL	5,410	—	(10)
Brazil Interbank Deposit Rate	Receiving	MSC	10.04%	01/02/19	BRL	5,560	—	(10)
Brazil Interbank Deposit Rate	Receiving	MSC	10.13%	01/02/19	BRL	2,760	—	(6)
Brazil Interbank Deposit Rate	Receiving	MSC	10.13%	01/02/19	BRL	5,530	—	(13)
Brazil Interbank Deposit Rate	Paying	MSC	10.16%	01/02/20	BRL	1,940	—	6
Brazil Interbank Deposit Rate	Paying	MSC	9.78%	01/02/20	BRL	3,410	—	3
Brazil Interbank Deposit Rate	Paying	MSC	10.06%	01/02/20	BRL	3,810	—	9
Brazil Interbank Deposit Rate	Paying	MSC	10.16%	01/02/20	BRL	3,860	—	11
Brazil Interbank Deposit Rate	Paying	MSC	10.08%	01/02/20	BRL	3,880	—	10
Brazil Interbank Deposit Rate	Paying	MSC	9.68%	01/02/20	BRL	4,540	—	1
Brazil Interbank Deposit Rate	Paying	MSC	9.80%	01/02/20	BRL	7,790	—	6
Brazil Interbank Deposit Rate	Paying	MSC	11.87%	01/04/21	BRL	2,640	—	41
Brazil Interbank Deposit Rate	Paying	MSC	9.88%	01/04/21	BRL	3,290	—	3
Brazil Interbank Deposit Rate	Paying	MSC	11.85%	01/04/21	BRL	3,960	—	61
Brazil Interbank Deposit Rate	Paying	MSC	16.15%	01/04/21	BRL	8,720	—	439
Brazil Interbank Deposit Rate	Receiving	MSC	11.41%	01/04/21	BRL	5,650	—	(19)
Brazil Interbank Deposit Rate	Receiving	MSC	11.74%	01/04/21	BRL	9,930	—	(149)
Colombian Interbank Rate	Receiving	BOA	6.59%	04/06/17	COP	8,422,600	—	14
Colombian Interbank Rate	Receiving	CGM	7.22%	06/13/17	COP	3,103,790	—	(4)
Colombian Interbank Rate	Receiving	CSI	5.11%	04/15/19	COP	6,436,410	—	17
Colombian Interbank Rate	Receiving	CSI	6.06%	05/02/24	COP	980,390	—	(6)
Colombian Interbank Rate	Receiving	JPM	5.19%	04/22/19	COP	3,198,610	—	6
Colombian Interbank Rate	Receiving	MSC	6.55%	04/03/17	COP	6,077,570	—	5
Colombian Interbank Rate	Receiving	MSC	7.04%	05/04/17	COP	6,019,500	—	(5)
Colombian Interbank Rate	Receiving	MSC	7.17%	07/08/17	COP	22,973,950	—	(9)
Colombian Interbank Rate	Receiving	MSC	7.21%	07/11/17	COP	7,220,890	—	(4)
Colombian Interbank Rate	Paying	MSC	7.34%	08/01/17	COP	15,408,080	—	17
Colombian Interbank Rate	Paying	MSC	6.06%	05/02/24	COP	980,390	(2)	8
Korean Won 3-Month Certificate of Deposit	Paying	BOA	1.65%	11/28/18	KRW	2,132,530	—	4
Korean Won 3-Month Certificate of Deposit	Paying	CGM	1.24%	08/30/18	KRW	3,939,490	—	(15)
Korean Won 3-Month Certificate of Deposit	Paying	CGM	1.28%	09/22/18	KRW	4,273,390	—	(14)
Korean Won 3-Month Certificate of Deposit	Paying	DUB	1.24%	09/09/18	KRW	4,245,110	—	(16)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Korean Won 3-Month Certificate of Deposit	Paying	MSC	1.23%	09/09/18	KRW	14,019,290	—	(54)
Korean Won 3-Month Certificate of Deposit	Paying	MSC	1.46%	02/03/19	KRW	4,987,510	—	(7)
Mexican Interbank Rate	Paying	DUB	8.70%	06/11/27	MXN	75,500	—	114
Mexican Interbank Rate	Receiving	JPM	5.18%	10/02/17	MXN	40,000	—	21
Mexican Interbank Rate	Receiving	JPM	6.15%	05/28/24	MXN	15,700	—	57
							$(101)	$6

OTC Cross-Currency Swap Agreements

Receive Rate[7]	Pay Rate[7]	Counterparty	Expiration	Notional† Received		Notional† Delivered	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	DUB	05/23/19	ZAR	11,407	(1,096)	$—	$(242)
3-Month South African Johannesburg Interbank Rate + 0.38%	3-Month LIBOR	CIT	05/13/24	ZAR	7,150	(690)	—	(158)
3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	MSC	05/13/24	ZAR	14,790	(1,427)	—	(326)
Fixed rate of 8.93%	3-Month LIBOR	JPM	08/19/17	TRY	52,190	(17,794)	—	(2,831)
							$—	$(3,557)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
People's Republic of China, 4.25%, 10/28/14	BCL	N/A	1.00%	03/20/19	$540	$(8)	$(2)	$(6)
People's Republic of China, 4.25%, 10/28/14	BCL	N/A	1.00	03/20/19	270	(4)	(1)	(3)
People's Republic of China, 4.25%, 10/28/14	BCL	N/A	1.00	03/20/19	170	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	230	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	560	(8)	(5)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	750	(11)	(4)	(7)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	810	(12)	(5)	(7)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	560	(8)	(4)	(4)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	560	(8)	(4)	(4)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	420	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	660	(10)	(5)	(5)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	1,320	(19)	(3)	(16)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	850	(12)	(1)	(11)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	130	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	1,120	(16)	(3)	(13)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	350	(5)	(1)	(4)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	800	(12)	(3)	(9)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	03/20/19	490	(7)	(2)	(5)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	03/20/19	510	(8)	(2)	(6)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	150	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	140	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	1,240	(20)	(7)	(13)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	520	(8)	(5)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	750	(12)	(12)	—
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	620	(10)	(8)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	1,130	(17)	(7)	(10)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	660	(10)	(3)	(7)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	1,040	(16)	(3)	(13)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	220	(4)	(1)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	3,770	(59)	—	(59)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	920	(14)	(5)	(9)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	560	(9)	(4)	(5)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	340	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	230	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00	06/20/19	410	(6)	(4)	(2)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/19	3,520	(58)	(32)	(26)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	12/20/20	550	(9)	3	(12)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	12/20/20	2,170	(35)	24	(59)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	12/20/20	970	(15)	14	(29)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	540	(8)	4	(12)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	630	(10)	3	(13)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	90	(1)	1	(2)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	990	(16)	12	(28)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	740	(12)	9	(21)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	3,080	(49)	40	(89)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	950	(15)	10	(25)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	90	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	1,770	(28)	16	(44)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	12/20/20	340	(5)	4	(9)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	12/20/20	1,220	(19)	11	(30)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	2,720	(43)	34	(77)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	2,290	(36)	10	(46)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	760	(12)	4	(16)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	990	(16)	12	(28)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	1,130	(18)	15	(33)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	06/20/21	330	(5)	3	(8)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	06/20/21	1,030	(15)	10	(25)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	520	(8)	—	(8)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	220	(3)	2	(5)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	1,710	(25)	18	(43)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	1,380	(21)	13	(34)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	1,520	(22)	16	(38)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	300	(4)	—	(4)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/21	510	(8)	—	(8)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	12/20/21	1,090	(13)	(4)	(9)
					$57,950	$(889)	$138	$(1,027)

OTC Non-Deliverable Bond Forward Contracts
Reference Entity	Counterparty	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Egypt Treasury Bill, 0.00%, 02/06/18	CIT	02/08/18	EGP	14,250	$(10)
Egypt Treasury Bill, 0.00%, 03/06/18	CIT	03/08/18	EGP	5,075	(7)
Egypt Treasury Bill, 0.00%, 08/01/17	CIT	08/03/17	EGP	5,350	(5)
Egypt Treasury Bill, 0.00%, 08/15/17	CIT	08/15/17	EGP	15,600	(6)
Republic of Columbia Treasury Bond, 7.50%, 08/26/26	DUB	04/20/17	COP	8,067,900	28
					$—

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

7Payments delivered or received are based on the notional amount.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS 95.0%
Consumer Discretionary 9.3%
AutoZone Inc. (a)	4	$2,832
Brunswick Corp.	9	576
Burlington Stores Inc. (a)	9	882
Carmax Inc. (a)	12	682
Carter's Inc.	1	100
Coach Inc.	184	7,623
Cracker Barrel Old Country Store Inc. (b)	1	231
D.R. Horton Inc.	18	602
Discovery Communications Inc. - Class A (a) (b)	183	5,313
DISH Network Corp. - Class A (a)	172	10,913
Dollar General Corp.	54	3,734
Expedia Inc.	69	8,672
Foot Locker Inc.	2	142
Goodyear Tire & Rubber Co.	19	700
J.C. Penney Co. Inc. (a) (b)	13	81
Jack in the Box Inc.	6	566
Kate Spade & Co. (a)	114	2,640
Lear Corp.	—	46
Lennar Corp. - Class A	2	101
Liberty Broadband Corp. - Class C (a)	32	2,750
Liberty Media Group - Class C (a) (b)	101	3,438
Lithia Motors Inc. - Class A	5	405
Live Nation Inc. (a)	27	819
MGM Resorts International	347	9,502
Nexstar Broadcasting Group Inc. - Class A	7	483
Office Depot Inc.	13	60
Tegna Inc.	22	562
Thor Industries Inc.	4	419
Toll Brothers Inc. (a)	151	5,468
Vail Resorts Inc.	3	525
Viacom Inc. - Class B	192	8,966
		79,833
Consumer Staples 3.8%
ConAgra Brands Inc.	165	6,653
Molson Coors Brewing Co. - Class B	120	11,518
Pinnacle Foods Inc.	81	4,663
Spectrum Brands Holdings Inc.	2	307
US Foods Holding Corp. (a)	78	2,170
Whole Foods Market Inc.	248	7,372
		32,683
Energy 8.8%
Anadarko Petroleum Corp.	80	4,963
Antero Resources Corp. (a)	201	4,581
Callon Petroleum Co. (a)	34	445
Continental Resources Inc. (a)	10	449
EnCana Corp.	479	5,604
Extraction Oil & Gas Inc. (a) (b)	18	329
Golar LNG Ltd. (b)	15	413
Jagged Peak Energy Inc. (a) (b)	17	226
Newfield Exploration Co. (a)	148	5,474
Parsley Energy Inc. - Class A (a)	248	8,056
Patterson-UTI Energy Inc.	234	5,690
Pioneer Natural Resources Co.	21	3,840
RSP Permian Inc. (a)	212	8,780
TechnipFMC Plc (a)	210	6,821
US Silica Holdings Inc.	82	3,934
Williams Cos. Inc.	293	8,655
WPX Energy Inc. (a)	579	7,755
		76,015
Financials 19.9%
American Financial Group Inc.	12	1,108
Ameriprise Financial Inc.	67	8,697
AmTrust Financial Services Inc.	20	364
Arch Capital Group Ltd. (a)	95	8,996
Arthur J Gallagher & Co.	77	4,371
Bank of Hawaii Corp.	12	981
Bank of the Ozarks Inc.	10	495
BankUnited Inc.	15	551
BOK Financial Corp.	5	430
CIT Group Inc.	277	11,874
	Shares/Par†	Value
Citizens Financial Group Inc.	244	8,425
CNO Financial Group Inc.	27	555
Commerce Bancshares Inc.	12	698
E*TRADE Financial Corp. (a)	28	978
East West Bancorp Inc.	24	1,261
First Republic Bank	11	1,044
Glacier Bancorp Inc.	13	449
Hanover Insurance Group Inc.	8	725
Hartford Financial Services Group Inc.	227	10,932
Home Bancshares Inc.	16	439
Huntington Bancshares Inc.	982	13,149
Lincoln National Corp.	132	8,665
OM Asset Management Plc	15	234
PacWest Bancorp	18	940
Pennymac Mortgage Investment Trust	23	415
Primerica Inc.	5	414
ProAssurance Corp.	11	685
Progressive Corp.	215	8,413
Prosperity Bancshares Inc.	8	536
Radian Group Inc.	41	728
Raymond James Financial Inc.	75	5,699
Signature Bank (a)	57	8,416
SLM Corp. (a)	628	7,598
South State Corp.	6	576
Starwood Property Trust Inc.	221	4,993
Stifel Financial Corp. (a)	11	554
SunTrust Banks Inc.	266	14,732
Synchrony Financial	444	15,237
Synovus Financial Corp.	17	701
Texas Capital Bancshares Inc. (a)	7	624
Torchmark Corp.	9	688
Two Harbors Investment Corp.	562	5,387
Validus Holdings Ltd.	13	757
Virtu Financial Inc. - Class A	8	139
Washington Federal Inc.	8	277
Webster Financial Corp.	22	1,107
WR Berkley Corp.	88	6,244
		171,281
Health Care 4.7%
Acadia HealthCare Co. Inc. (a) (b)	74	3,208
Allscripts-Misys Healthcare Solutions Inc. (a)	20	249
BioMarin Pharmaceutical Inc. (a)	50	4,383
Catalent Inc. (a)	13	381
Centene Corp. (a)	47	3,377
Envision Healthcare Corp. (a)	8	489
Hill-Rom Holdings Inc.	9	654
Laboratory Corp. of America Holdings (a)	55	7,927
MEDNAX Inc. (a)	5	349
PerkinElmer Inc.	10	589
Teleflex Inc.	3	654
Vertex Pharmaceuticals Inc. (a)	67	7,333
Zimmer Biomet Holdings Inc.	93	11,368
		40,961
Industrials 13.7%
AMETEK Inc.	239	12,934
Ardagh Group SA - Class A (a)	28	614
Beacon Roofing Supply Inc. (a)	8	394
Carlisle Cos. Inc.	7	760
Colfax Corp. (a)	18	698
Curtiss-Wright Corp.	4	401
Flowserve Corp.	10	469
Fortune Brands Home & Security Inc.	3	199
Hubbell Inc.	6	720
Huntington Ingalls Industries Inc.	3	592
ITT Inc.	18	750
Jacobs Engineering Group Inc.	188	10,387
JELD-WEN Holding Inc. (a)	13	440
JetBlue Airways Corp. (a)	623	12,835
KLX Inc. (a)	11	503
L3 Technologies Inc.	59	9,691
MSC Industrial Direct Co. - Class A	78	7,978
Old Dominion Freight Line Inc.	105	8,991
Spirit Airlines Inc. (a)	9	498
Stanley Black & Decker Inc.	100	13,224

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Terex Corp.	132	4,154
Textron Inc.	197	9,352
Timken Co.	16	704
Trinity Industries Inc.	252	6,688
United Rentals Inc. (a)	2	290
Univar Inc. (a)	17	522
USG Corp. (a)	9	272
Wabtec Corp. (b)	137	10,675
Waste Connections Inc.	10	911
WESCO International Inc. (a)	5	368
XPO Logistics Inc. (a)	17	803
Xylem Inc.	10	501
		118,318
Information Technology 9.7%
Activision Blizzard Inc.	93	4,618
Anixter International Inc. (a)	4	301
Ansys Inc. (a)	6	598
Avnet Inc.	11	514
Booz Allen Hamilton Holding Corp. - Class A	13	477
CommScope Holding Co. Inc. (a)	15	614
CommVault Systems Inc. (a)	7	367
Computer Sciences Corp.	78	5,409
Corning Inc.	149	4,027
Cypress Semiconductor Corp.	38	516
DST Systems Inc.	4	472
Fidelity National Information Services Inc.	96	7,669
Fortinet Inc. (a)	11	420
GoDaddy Inc. - Class A (a)	104	3,944
IAC/InterActiveCorp. (a)	118	8,696
Juniper Networks Inc.	277	7,700
LogMeIn Inc.	3	289
Marvell Technology Group Ltd.	527	8,037
Microchip Technology Inc.	7	482
National Instruments Corp.	12	377
Nuance Communications Inc. (a)	24	414
Qorvo Inc. (a)	70	4,801
Symantec Corp.	215	6,601
Tech Data Corp. (a)	5	506
Total System Services Inc.	9	471
VeriFone Systems Inc. (a)	272	5,093
Verint Systems Inc. (a)	94	4,074
Viavi Solutions Inc. (a)	596	6,391
		83,878
Materials 6.5%
Albemarle Corp.	2	231
Alcoa Corp.	127	4,352
Axalta Coating Systems Ltd. (a)	2	49
Ball Corp.	118	8,742
Berry Plastics Group Inc. (a)	12	577
Celanese Corp. - Class A	97	8,685
Eagle Materials Inc.	6	584
FMC Corp.	83	5,770
Freeport-McMoRan Inc. - Class B (a)	466	6,227
Ingevity Corp. (a)	3	202
KapStone Paper and Packaging Corp.	12	287
Martin Marietta Materials Inc.	40	8,635
Minerals Technologies Inc.	6	478
Olin Corp.	5	165
Reliance Steel & Aluminum Co.	5	413
Royal Gold Inc.	5	318
Steel Dynamics Inc.	258	8,971
United States Steel Corp.	15	500
Westlake Chemical Corp.	7	490
WR Grace & Co.	3	221
		55,897
Real Estate 10.8%
Brixmor Property Group Inc.	614	13,172
Care Capital Properties Inc.	28	749
Columbia Property Trust Inc.	8	183
CyrusOne Inc.	126	6,501
DDR Corp.	654	8,189
Empire State Realty Trust Inc. - Class A	43	888
Equity Residential Properties Inc.	168	10,464
Federal Realty Investment Trust	81	10,800
	Shares/Par†	Value
Highwoods Properties Inc.	18	874
Kennedy-Wilson Holdings Inc.	23	512
Life Storage Inc.	5	380
Mid-America Apartment Communities Inc.	154	15,715
Pebblebrook Hotel Trust	32	937
PS Business Parks Inc.	3	334
RLJ Lodging Trust	255	5,988
Taubman Centers Inc.	106	6,991
Vornado Realty Trust	107	10,772
		93,449
Telecommunication Services 0.4%
Level 3 Communications Inc. (a)	53	3,041
Utilities 7.4%
Alliant Energy Corp.	20	806
American Water Works Co. Inc.	118	9,169
Aqua America Inc.	17	561
Atmos Energy Corp.	114	8,996
CMS Energy Corp.	11	499
FirstEnergy Corp.	260	8,278
IDACORP Inc.	9	713
New Jersey Resources Corp.	13	524
PG&E Corp.	119	7,894
Pinnacle West Capital Corp.	109	9,063
Sempra Energy	114	12,635
Vectren Corp.	85	4,980
		64,118
Total Common Stocks (cost $741,938)		819,474
SHORT TERM INVESTMENTS 4.9%
Investment Companies 4.8%
JNL Money Market Fund, 0.53% (c) (d)	41,503	41,503
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	1,060	1,060
Total Short Term Investments (cost $42,563)		42,563
Total Investments 99.9% (cost $784,501)		862,037
Other Assets and Liabilities, Net 0.1%		1,000
Total Net Assets 100.0%		$863,037

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Goldman Sachs U.S. Equity Flex Fund
COMMON STOCKS 125.5%
Consumer Discretionary 16.1%
Amazon.com Inc. (a)	10	$8,448
Comcast Corp. - Class A	118	4,438
DISH Network Corp. - Class A (a)	106	6,762
Dollar General Corp.	47	3,291
General Motors Co.	138	4,873
Home Depot Inc.	39	5,680
Liberty Global Plc - Class C (a)	82	2,882
McDonald's Corp.	55	7,149
TJX Cos. Inc.	41	3,243
Twenty-First Century Fox Inc. - Class B	185	5,872
Viacom Inc. - Class B	145	6,749
		59,387
Consumer Staples 10.5%
Altria Group Inc.	72	5,145
Anheuser-Busch InBev NV - ADR	35	3,795
Campbell Soup Co.	52	2,955
Coca-Cola Co.	137	5,800
Coty Inc. - Class A	256	4,647
Kimberly-Clark Corp.	27	3,525
Mondelez International Inc. - Class A	71	3,076
Tyson Foods Inc. - Class A	43	2,674
Walgreens Boots Alliance Inc.	43	3,534
Whole Foods Market Inc.	121	3,582
		38,733
Energy 9.5%
Anadarko Petroleum Corp.	41	2,535
Baker Hughes Inc.	35	2,064
Cabot Oil & Gas Corp.	81	1,940
Cimarex Energy Co.	25	3,005
EnCana Corp.	259	3,036
Golar LNG Ltd.	96	2,690
Marathon Petroleum Corp.	35	1,776
Newfield Exploration Co. (a)	39	1,448
Patterson-UTI Energy Inc.	66	1,593
Pioneer Natural Resources Co.	19	3,546
Rice Energy Inc. (a)	82	1,952
RSP Permian Inc. (a)	61	2,512
TechnipFMC Plc (a)	87	2,834
Williams Cos. Inc.	85	2,515
WPX Energy Inc. (a)	120	1,601
		35,047
Financials 23.9%
American Express Co.	82	6,522
American International Group Inc.	77	4,785
Bank of America Corp. (b)	773	18,235
Citigroup Inc.	90	5,383
Hartford Financial Services Group Inc.	57	2,719
Invesco Ltd.	132	4,053
JPMorgan Chase & Co. (b)	136	11,968
MetLife Inc.	123	6,502
Morgan Stanley	163	6,972
SLM Corp. (a)	377	4,561
Wells Fargo & Co. (b)	294	16,352
		88,052
Health Care 18.3%
Abbott Laboratories (b)	251	11,152
Aetna Inc.	42	5,375
Allergan Plc (b)	43	10,267
Biogen Inc. (a)	8	2,243

	Shares/Par†	Value
Bristol-Myers Squibb Co.	60	3,260
Celgene Corp. (a)	67	8,294
Gilead Sciences Inc.	50	3,414
Humana Inc.	8	1,747
Medtronic Plc	24	1,963
Pfizer Inc. (b)	337	11,524
Vertex Pharmaceuticals Inc. (a)	73	8,034
		67,273
Industrials 10.9%
AMETEK Inc.	62	3,343
Emerson Electric Co.	74	4,439
General Electric Co. (b)	329	9,807
Pentair Plc	50	3,109
Timken Co.	46	2,101
Union Pacific Corp.	55	5,856
United Parcel Service Inc. - Class B (b)	83	8,888
United Technologies Corp.	24	2,673
		40,216
Information Technology 26.1%
Activision Blizzard Inc.	90	4,509
Adobe Systems Inc. (a)	45	5,860
Alphabet Inc. - Class A (a) (b)	17	14,156
Apple Inc. (b)	112	16,051
Cisco Systems Inc.	169	5,716
Corning Inc.	106	2,863
Microsoft Corp. (b)	219	14,398
Oracle Corp. (b)	223	9,943
Palo Alto Networks Inc. (a)	26	2,912
Symantec Corp.	119	3,655
TE Connectivity Ltd.	36	2,664
Texas Instruments Inc.	48	3,904
Visa Inc. - Class A (b)	105	9,356
		95,987
Materials 3.8%
Celanese Corp. - Class A	41	3,682
EI du Pont de Nemours & Co.	90	7,218
Martin Marietta Materials Inc.	14	3,104
		14,004
Real Estate 2.6%
DDR Corp.	198	2,481
Federal Realty Investment Trust	24	3,153
Mid-America Apartment Communities Inc.	40	4,037
		9,671
Telecommunication Services 0.7%
Level 3 Communications Inc. (a)	41	2,353
Utilities 3.1%
FirstEnergy Corp.	119	3,780
NextEra Energy Inc.	58	7,397
		11,177
Total Common Stocks (cost $390,581)		461,900
SHORT TERM INVESTMENTS 2.0%
Investment Companies 2.0%
JNL Money Market Fund, 0.53% (c) (d)	7,518	7,518
Total Short Term Investments (cost $7,518)		7,518
Total Investments 127.5% (cost $398,099)		469,418
Total Securities Sold Short (27.5)% (proceeds $84,379)		(101,330)
Other Assets and Liabilities, Net (0.0)%		(4)
Total Net Assets 100.0%		$368,084

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (27.5%)
COMMON STOCKS (27.5%)
Consumer Discretionary (3.2%)
American Eagle Outfitters Inc.	(76)	$(1,065)
Entercom Communications Corp. - Class A	(47)	(675)
Ford Motor Co.	(220)	(2,565)
	Shares/Par†	Value
Hasbro Inc.	(24)	(2,345)
Meredith Corp.	(22)	(1,451)
Omnicom Group Inc.	(21)	(1,799)
Walt Disney Co.	(7)	(760)
Williams-Sonoma Inc.	(23)	(1,215)
		(11,875)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Consumer Staples (2.9%)
Archer-Daniels-Midland Co.	(49)	(2,240)
Central Garden & Pet Co. - Class A	(54)	(1,886)
CVS Health Corp.	(19)	(1,479)
Hormel Foods Corp.	(89)	(3,073)
Sysco Corp.	(36)	(1,886)
		(10,564)
Energy (1.8%)
Forum Energy Technologies Inc.	(40)	(832)
Helmerich & Payne Inc.	(33)	(2,175)
Hess Corp.	(14)	(683)
HollyFrontier Corp.	(55)	(1,553)
Murphy Oil Corp.	(52)	(1,490)
		(6,733)
Financials (7.4%)
Ally Financial Inc.	(167)	(3,395)
Berkshire Hathaway Inc. - Class B	(42)	(7,044)
HSBC Holdings Plc - ADR	(70)	(2,838)
People's United Financial Inc.	(205)	(3,728)
PNC Financial Services Group Inc.	(21)	(2,476)
Principal Financial Group Inc.	(92)	(5,805)
Travelers Cos. Inc.	(16)	(1,935)
		(27,221)
Health Care (2.1%)
AbbVie Inc.	(14)	(917)
Baxter International Inc.	(21)	(1,112)
DENTSPLY SIRONA Inc.	(23)	(1,420)
Idexx Laboratories Inc.	(8)	(1,265)
Intuitive Surgical Inc.	(1)	(980)
Quest Diagnostics Inc.	(22)	(2,124)
		(7,818)
Industrials (3.5%)
ABB Ltd. - ADR	(101)	(2,370)
Deere & Co.	(29)	(3,103)
Illinois Tool Works Inc.	(21)	(2,826)
Masco Corp.	(67)	(2,287)
Parker Hannifin Corp.	(13)	(2,136)
		(12,722)
Information Technology (5.6%)
Electronic Arts Inc.	(37)	(3,330)
Flextronics International Ltd.	(101)	(1,692)
International Business Machines Corp.	(28)	(4,864)
Lam Research Corp.	(23)	(2,935)
Motorola Solutions Inc.	(28)	(2,394)
NetApp Inc.	(49)	(2,042)
Paychex Inc.	(58)	(3,390)
		(20,647)
Real Estate (0.3%)
Apartment Investment & Management Co. - Class A	(26)	(1,165)
Telecommunication Services (0.7%)
CenturyLink Inc.	(57)	(1,335)
Sprint Corp.	(144)	(1,250)
		(2,585)
Total Common Stocks (proceeds $84,379)		(101,330)
Total Securities Sold Short (27.5%) (proceeds $84,379)		$(101,330)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 96.7%
China 2.7%
Baidu.com - Class A - ADR (a)	12	$2,055
France 8.9%
BNP Paribas SA	56	3,700
Danone SA	30	2,035
Kering SA	4	1,022
		6,757
Germany 9.3%
Allianz SE	20	3,657
Daimler AG	46	3,431
		7,088
Italy 4.7%
CNH Industrial NV	373	3,595
Japan 4.9%
Daiwa Securities Group Inc.	196	1,196
Toyota Motor Corp.	47	2,551
		3,747
Mexico 3.3%
Grupo Televisa SAB - ADR	96	2,485
Netherlands 1.8%
Koninklijke Philips Electronics NV	42	1,352
South Korea 1.3%
Samsung Electronics Co. Ltd.	—	966
Sweden 0.6%
Atlas Copco AB - Class B	15	463
Switzerland 20.2%
Cie Financiere Richemont SA	23	1,843
Credit Suisse Group AG	235	3,502
Glencore Plc (a)	938	3,681
Julius Baer Group Ltd.	53	2,658
Kuehne & Nagel International AG	12	1,714
LafargeHolcim Ltd.	34	1,982
		15,380
	Shares/Par†	Value
United Kingdom 9.2%
Aon Plc - Class A	15	1,762
Diageo Plc	74	2,112
Experian Plc	56	1,143
Willis Towers Watson Plc	15	2,014
		7,031
United States of America 29.8%
Alphabet Inc. - Class A (a)	3	2,179
American International Group Inc.	26	1,617
Baxter International Inc.	32	1,652
BlackRock Inc.	2	899
Caterpillar Inc.	17	1,543
Charter Communications Inc. - Class A (a)	5	1,723
Citigroup Inc.	29	1,735
Cummins Inc.	5	720
General Electric Co.	45	1,344
General Motors Co.	65	2,292
HCA Holdings Inc. (a)	26	2,331
JPMorgan Chase & Co.	8	744
Moody's Corp.	9	967
Priceline Group Inc. (a)	—	418
Tiffany & Co.	3	280
Wells Fargo & Co.	40	2,210
		22,654
Total Common Stocks (cost $63,001)		73,573
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.3%
JNL Money Market Fund, 0.53% (b) (c)	2,496	2,496
Total Short Term Investments (cost $2,496)		2,496
Total Investments 100.0% (cost $65,497)		76,069
Other Derivative Instruments (0.0)%		(9)
Other Assets and Liabilities, Net (0.0)%		(27)
Total Net Assets 100.0%		$76,033

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/CHF	SSB	09/20/17	CHF	(1,130)	$(1,140)	$(9)
					$(1,140)	$(9)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Invesco China-India Fund
COMMON STOCKS 99.5%
China 40.5%
Alibaba Group Holding Ltd. - ADS (a)	265	$28,527
Asia Cement China Holdings Corp.	516	153
Baidu.com - Class A - ADR (a)	95	16,303
China Merchants Holdings International Co. Ltd.	1,546	4,528
China Mobile Ltd.	1,908	20,978
Ctrip.com International Ltd. - ADR (a)	267	13,136
ENN Energy Holdings Ltd.	110	620
Hengan International Group Co. Ltd.	1,474	10,969
Huayu Automotive Systems Co. Ltd. - Class A	2,623	6,931
JD.com Inc. - Class A - ADR (a)	312	9,706
New Oriental Education & Technology Group - ADR (a)	230	13,904
Pou Sheng International Holdings Ltd.	5,549	1,164
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	189	64
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	472	338
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H	18	15
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	439	962
Sun Art Retail Group Ltd.	8,168	7,658
Tencent Holdings Ltd.	1,431	41,226
Tingyi Cayman Islands Holding Corp. (b)	4,212	5,290
Zhuzhou CSR Times Electric Co. Ltd. - Class H	675	3,591
		186,063
Hong Kong 7.3%
Ajisen China Holdings Ltd.	6,388	2,459
FIH Mobile Ltd.	2,735	1,066
Goodbaby International Holdings Ltd.	1,063	516
Man Wah Holdings Ltd.	2,910	2,312
Microport Scientific Corp. (a)	1,562	1,112
Minth Group Ltd.	1,114	4,493
SmarTone Telecommunications Holding Ltd.	2,390	3,081
Stella International Holdings Ltd.	2,736	4,520
Towngas China Co. Ltd.	5,584	3,155
Uni-President China Holdings Ltd.	10,541	7,416
Yue Yuen Industrial Holdings Ltd.	925	3,634
		33,764
India 51.7%
Ajanta Pharma Ltd.	156	4,218
Amara Raja Batteries Ltd.	332	4,558
Avenue Supermarts Ltd. (a) (c)	4	42
Bajaj Finance Ltd.	970	17,494
Bharat Forge Ltd.	292	4,685
Bharat Petroleum Corp. Ltd.	1,250	12,511
Britannia Industries Ltd.	176	9,138
CCL Products India Ltd.	345	1,828
Cholamandalam Investment and Finance Co. Ltd.	380	5,648
Eicher Motors Ltd.	40	15,595
Godrej Consumer Products Ltd.	155	3,983
HDFC Bank Ltd. (d)	733	16,494
Himatsingka Seide Ltd.	625	3,306
Hindustan Petroleum Corp. Ltd.	601	4,862
Housing Development Finance Corp.	300	6,941
IndusInd Bank Ltd.	794	17,417
Infosys Ltd.	600	9,459
ITC Ltd.	1,370	5,915
Jubilant Life Sciences Ltd.	245	3,019
Kajaria Ceramics Ltd.	541	4,859
Kansai Nerolac Paints Ltd.	865	5,043
Kotak Mahindra Bank Ltd.	425	5,709
Lupin Ltd.	180	4,006
Manpasand Beverages Ltd.	332	3,602
Marico Ltd.	1,580	7,176
Maruti Suzuki India Ltd.	123	11,427
Max Financial Services Ltd.	310	2,755
PI Industries Ltd.	335	4,325
Pidilite Industries Ltd.	652	7,018
PNB Housing Finance Ltd. (a) (c)	261	4,793
SRF Ltd.	233	5,850
	Shares/Par†	Value
Supreme Industries Ltd.	470	7,910
Tata Motors Ltd.	370	2,654
Ultratech Cement Ltd.	69	4,251
Yes Bank Ltd.	205	4,886
Zee Entertainment Enterprises Ltd.	540	4,453
		237,830
Total Common Stocks (cost $383,055)		457,657
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.5%
JNL Money Market Fund, 0.53% (e) (f)	6,695	6,695
Securities Lending Collateral 0.5%
Securities Lending Cash Collateral Fund LLC, 0.63% (e) (f)	2,443	2,443
Total Short Term Investments (cost $9,138)		9,138
Total Investments 101.5% (cost $392,193)		466,795
Other Assets and Liabilities, Net (1.5)%		(6,830)
Total Net Assets 100.0%		$459,965

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $4,835 and 1.1%, respectively.

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Invesco Global Real Estate Fund
COMMON STOCKS 98.3%
Australia 6.1%
Dexus Property Group	1,616	$12,059
Goodman Group	3,561	21,055
GPT Group	3,311	13,033
Mirvac Group	6,480	10,841
Scentre Group	8,238	27,006
Westfield Corp.	3,933	26,681
		110,675
Canada 2.6%
Allied Properties REIT	324	8,806
Canadian Apartment Properties REIT	318	7,973
Chartwell Retirement Residences	395	4,627
First Capital Realty Inc.	331	4,979
H&R REIT	626	10,865
RioCan REIT	265	5,217
Smart REIT	216	5,304
		47,771
China 1.3%
Cheung Kong Property Holdings Ltd.	3,435	23,172
France 3.3%
Icade SA	127	9,283
Klepierre	335	13,026
Unibail-Rodamco SE	163	37,977
		60,286
Germany 2.4%
Deutsche EuroShop AG	88	3,605
LEG Immobilien AG	204	16,746
Vonovia SE	684	24,086
		44,437
Hong Kong 6.7%
Hang Lung Properties Ltd.	5,068	13,175
Hongkong Land Holdings Ltd.	1,421	10,925
Link REIT	2,877	20,168
New World Development Ltd.	10,754	13,251
Sun Hung Kai Properties Ltd.	2,574	37,838
Swire Properties Ltd.	4,113	13,182
Wharf Holdings Ltd.	1,586	13,630
		122,169
Ireland 0.4%
Green REIT plc	5,159	7,485
Japan 10.6%
Activia Properties Inc.	1	4,827
Advance Residence Investment Corp.	2	6,336
AEON REIT Investment Corp. (a)	4	4,702
Daiwa House REIT Investment Co.	4	9,919
GLP J-REIT	6	6,447
Hulic REIT Inc.	3	5,593
Japan Excellent Inc.	3	3,229
Japan Hotel REIT Investment Corp.	5	3,483
Japan Logistics Fund Inc.	2	4,671
Japan Real Estate Investment Corp.	3	16,839
Japan Retail Fund Investment Corp.	6	11,873
Kenedix Realty Investment Corp.	1	6,635
LaSalle Logiport REIT (a)	3	2,553
Mitsubishi Estate Co. Ltd.	2,301	41,940
Mitsui Fudosan Co. Ltd.	1,843	39,351
Nippon Prologis REIT Inc.	2	5,036
Nomura Real Estate Master Fund Inc.	3	4,711
Sumitomo Realty & Development Co. Ltd.	103	2,675
Tokyo Tatemono Co. Ltd.	477	6,312
United Urban Investment Corp.	5	6,941
		194,073
Luxembourg 0.8%
Grand City Properties SA (a)	809	14,881
Malta 0.0%
BGP Holdings Plc (b) (c)	5,552	84
Netherlands 0.6%
Wereldhave NV	239	10,517
	Shares/Par†	Value
Singapore 2.2%
Ascendas REIT	4,487	8,081
CapitaLand Ltd.	4,040	10,486
CapitaMall Trust	3,156	4,443
City Developments Ltd.	1,148	8,364
Mapletree Commercial Trust	729	797
Mapletree Industrial Trust	6,439	8,194
		40,365
Spain 0.9%
Inmobiliaria Colonial SA	925	6,917
Merlin Properties Socimi SA (a)	776	8,665
		15,582
Sweden 1.0%
Castellum AB	555	7,352
Wihlborgs Fastigheter AB	619	11,733
		19,085
Switzerland 1.0%
Swiss Prime Site AG	198	17,405
United Kingdom 4.7%
Big Yellow Group Plc	278	2,544
Derwent London Plc	274	9,639
Great Portland Estates Plc	1,191	9,720
Hammerson Plc	593	4,240
Hansteen Holdings Plc	4,172	6,246
Kennedy Wilson Europe Real Estate Plc	716	8,470
Land Securities Group Plc	1,312	17,418
Segro Plc	2,210	12,636
Unite Group Plc	1,776	14,164
		85,077
United States of America 53.7%
Acadia Realty Trust	286	8,608
American Campus Communities Inc.	169	8,020
American Homes For Rent - Class A	927	21,283
Apple Hospitality REIT Inc.	688	13,150
AvalonBay Communities Inc.	252	46,329
Boston Properties Inc.	404	53,443
Brandywine Realty Trust	859	13,939
Brixmor Property Group Inc.	519	11,130
Brookdale Senior Living Inc. (d)	390	5,240
Care Capital Properties Inc.	196	5,257
Cousins Properties Inc.	2,012	16,638
CyrusOne Inc.	143	7,367
DiamondRock Hospitality Co.	655	7,300
Digital Realty Trust Inc. (a)	151	16,020
EastGroup Properties Inc.	48	3,536
EPR Properties	25	1,866
Equity Lifestyle Properties Inc.	161	12,432
Equity Residential Properties Inc.	670	41,658
Essex Property Trust Inc.	141	32,719
Extra Space Storage Inc.	229	17,031
Federal Realty Investment Trust	221	29,523
GGP Inc.	989	22,915
HCP Inc.	820	25,653
Healthcare Realty Trust Inc.	385	12,513
Host Hotels & Resorts Inc.	1,667	31,114
Hudson Pacific Properties Inc.	733	25,375
InfraREIT Inc.	262	4,721
Invitation Homes Inc. (d)	307	6,709
Liberty Property Trust	632	24,375
Macerich Co.	260	16,761
Mid-America Apartment Communities Inc.	157	15,929
National Health Investors Inc.	137	9,952
National Retail Properties Inc.	513	22,371
Paramount Group Inc.	627	10,160
Pebblebrook Hotel Trust	127	3,718
Physicians Realty Trust	265	5,265
ProLogis Inc.	682	35,356
Public Storage	239	52,340
QTS Realty Trust Inc. - Class A	247	12,026
Realty Income Corp.	306	18,230
Regency Centers Corp.	115	7,640
Retail Opportunity Investments Corp.	681	14,318
RLJ Lodging Trust	358	8,411

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Simon Property Group Inc.	479	82,479
SL Green Realty Corp.	90	9,605
Sun Communities Inc.	131	10,528
Terreno Realty Corp	293	8,199
Ventas Inc.	247	16,042
Vornado Realty Trust	414	41,521
Washington REIT	458	14,313
Weingarten Realty Investors	209	6,963
Welltower Inc.	469	33,238
		981,229
Total Common Stocks (cost $1,810,474)		1,794,293
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.2%
JNL Money Market Fund, 0.53% (e) (f)	21,146	21,146
	Shares/Par†	Value
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (f)	7,763	7,763
Total Short Term Investments (cost $28,909)		28,909
Total Investments 99.9% (cost $1,839,383)		1,823,202
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 0.1%		2,315
Total Net Assets 100.0%		$1,825,516

(a) All or portion of the security was on loan.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(d) Non-income producing security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
JPY/USD	JPM	04/03/17	JPY	11,792	$106	$(1)
JPY/USD	CIT	04/04/17	JPY	11,591	104	—
					$210	$(1)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Invesco International Growth Fund
COMMON STOCKS 91.7%
Australia 4.1%
Amcor Ltd.	2,515	$28,930
Brambles Ltd.	1,351	9,650
CSL Ltd.	174	16,675
		55,255
Brazil 3.9%
Banco Bradesco SA - ADR	1,052	10,775
BM&F Bovespa SA	3,999	24,639
Cielo SA	1,858	16,847
		52,261
Canada 8.3%
Canadian National Railway Co.	181	13,390
Cenovus Energy Inc.	784	8,871
CGI Group Inc. - Class A (a)	605	28,996
Fairfax Financial Holdings Ltd.	32	14,431
Great-West Lifeco Inc.	403	11,167
PrairieSky Royalty Ltd. (b)	439	9,252
Suncor Energy Inc.	834	25,600
		111,707
China 2.7%
Baidu.com - Class A - ADR (a)	65	11,133
Kweichow Moutai Co. Ltd. - Class A	447	25,084
		36,217
Denmark 2.1%
Carlsberg A/S - Class B	268	24,787
Novo Nordisk A/S - Class B	111	3,810
		28,597
France 4.6%
Cie Generale d'Optique Essilor International SA	85	10,371
Pernod-Ricard SA	59	6,978
Publicis Groupe SA	369	25,778
Schneider Electric SE	246	18,059
		61,186
Germany 9.4%
Allianz SE	127	23,512
Deutsche Boerse AG	351	32,206
Deutsche Post AG	364	12,448
ProSiebenSat.1 Media SE	513	22,712
SAP SE	350	34,300
		125,178
Hong Kong 4.3%
CK Hutchison Holdings Ltd.	2,594	31,934
Galaxy Entertainment Group Ltd.	4,696	25,721
		57,655
Israel 1.7%
Teva Pharmaceutical Industries Ltd. - ADR	714	22,921
Italy 0.7%
Intesa Sanpaolo SpA	3,344	9,097
Japan 6.8%
Fanuc Ltd.	68	13,958
Japan Tobacco Inc.	687	22,363
Kao Corp.	198	10,895
Keyence Corp.	22	8,826
Komatsu Ltd.	397	10,407
Yahoo! Japan Corp. (b)	5,153	23,893
		90,342
Mexico 3.0%
Fomento Economico Mexicano SAB de CV - ADR	315	27,923
Grupo Televisa SAB - ADR	483	12,524
		40,447
	Shares/Par†	Value
Netherlands 3.7%
Royal Dutch Shell Plc - Class B	544	14,950
Unilever NV - CVA	399	19,820
Wolters Kluwer NV	344	14,267
		49,037
Singapore 3.1%
Broadcom Ltd.	133	29,202
United Overseas Bank Ltd.	796	12,579
		41,781
South Korea 1.9%
NHN Corp.	24	18,152
Samsung Electronics Co. Ltd.	4	7,606
		25,758
Spain 1.5%
Amadeus IT Group SA	389	19,715
Sweden 3.1%
Getinge AB - Class B (b)	591	10,365
Investor AB - Class B	600	25,226
Telefonaktiebolaget LM Ericsson - Class B (b)	952	6,354
		41,945
Switzerland 6.7%
Cie Financiere Richemont SA	191	15,135
Julius Baer Group Ltd.	413	20,651
Novartis AG	114	8,428
Roche Holding AG	94	23,993
UBS Group AG	1,321	21,116
		89,323
Taiwan 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,664	29,243
Thailand 1.6%
Kasikornbank PCL - NVDR	3,818	21,007
Turkey 0.9%
Akbank T.A.S.	4,974	11,679
United Kingdom 15.4%
Aberdeen Asset Management Plc	2,511	8,333
British American Tobacco Plc	428	28,376
Compass Group Plc	1,218	23,002
Informa Plc	1,843	15,062
Kingfisher Plc	703	2,877
Lloyds Banking Group Plc	17,895	14,883
Next Plc	275	14,889
Relx Plc	1,740	34,062
Sky Plc	2,601	31,815
Smith & Nephew Plc	810	12,329
WPP Plc	898	19,686
		205,314
Total Common Stocks (cost $1,167,194)		1,225,665
SHORT TERM INVESTMENTS 9.5%
Investment Companies 7.9%
JNL Money Market Fund, 0.53% (c) (d)	105,009	105,009
Securities Lending Collateral 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	21,159	21,159
Total Short Term Investments (cost $126,168)		126,168
Total Investments 101.2% (cost $1,293,362)		1,351,833
Other Assets and Liabilities, Net (1.2)%		(15,461)
Total Net Assets 100.0%		$1,336,372

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Invesco Mid Cap Value Fund
COMMON STOCKS 96.9%
Consumer Discretionary 8.4%
Advance Auto Parts Inc.	84	$12,405
Royal Caribbean Cruises Ltd.	260	25,481
Scripps Networks Interactive Inc. - Class A	200	15,684
		53,570
Consumer Staples 2.5%
ConAgra Brands Inc.	391	15,758
Energy 9.9%
Amec Foster Wheeler Plc	784	5,243
Baker Hughes Inc.	219	13,121
Devon Energy Corp.	515	21,498
Marathon Oil Corp.	839	13,260
TechnipFMC Plc (a)	296	9,606
		62,728
Financials 23.8%
Arthur J Gallagher & Co.	287	16,220
Comerica Inc.	326	22,389
KeyCorp	1,244	22,122
Stifel Financial Corp. (a)	335	16,821
Voya Financial Inc.	437	16,602
Willis Towers Watson Plc	153	19,998
Wintrust Financial Corp.	250	17,267
Zions Bancorp	462	19,400
		150,819
Health Care 7.7%
AmerisourceBergen Corp.	190	16,823
HealthSouth Corp.	390	16,677
Mylan NV (a)	399	15,543
		49,043
Industrials 13.9%
Babcock & Wilcox Enterprises Inc. (a)	228	2,129
Clean Harbors Inc. (a)	205	11,414
Fluor Corp.	301	15,840
Ingersoll-Rand Plc	186	15,154
Johnson Controls International Plc	333	14,009
Kirby Corp. (a)	100	7,023
Textron Inc.	476	22,668
		88,237
Information Technology 13.6%
Ciena Corp. (a)	858	20,269
Citrix Systems Inc. (a)	73	6,127
Diebold Nixdorf Inc. (b)	452	13,867
Keysight Technologies Inc. (a)	502	18,146
Teradata Corp. (a)	446	13,865
Zebra Technologies Corp. - Class A (a)	155	14,166
		86,440
Materials 6.1%
Eagle Materials Inc.	72	7,025
Eastman Chemical Co.	246	19,865
WR Grace & Co.	164	11,460
		38,350
Real Estate 5.7%
Forest City Realty Trust Inc. - Class A	663	14,443
Kimco Realty Corp.	409	9,035
Life Storage Inc.	151	12,436
		35,914
Telecommunication Services 1.0%
Level 3 Communications Inc. (a)	114	6,541
Utilities 4.3%
Edison International	197	15,649
FirstEnergy Corp.	370	11,762
		27,411
Total Common Stocks (cost $544,536)		614,811
SHORT TERM INVESTMENTS 4.3%
Investment Companies 3.4%
JNL Money Market Fund, 0.53% (c) (d)	21,897	21,897
	Shares/Par†	Value
Securities Lending Collateral 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	5,728	5,728
Total Short Term Investments (cost $27,625)		27,625
Total Investments 101.2% (cost $572,161)		642,436
Other Assets and Liabilities, Net (1.2)%		(7,870)
Total Net Assets 100.0%		$634,566

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 97.9%
Consumer Discretionary 10.8%
Brunswick Corp.	222	$13,590
CalAtlantic Group Inc. (a)	265	9,938
Carter's Inc.	115	10,355
Dunkin' Brands Group Inc.	230	12,554
Five Below Inc. (b)	244	10,556
G-III Apparel Group Ltd. (b)	303	6,633
IMAX Corp. (b)	307	10,435
Jack in the Box Inc.	110	11,141
Panera Bread Co. - Class A (b)	48	12,593
Penn National Gaming Inc. (b)	681	12,544
Pool Corp.	139	16,615
Steven Madden Ltd. (b)	284	10,954
Texas Roadhouse Inc.	278	12,397
Urban Outfitters Inc. (b)	299	7,110
Visteon Corp. (b)	111	10,828
		168,243
Consumer Staples 2.3%
B&G Foods Inc. (a)	276	11,096
Boston Beer Co. Inc. - Class A (a) (b)	48	6,962
Lancaster Colony Corp.	134	17,228
		35,286
Energy 4.3%
Centennial Resource Development Inc. - Class A (a) (b)	741	13,507
Energen Corp. (b)	260	14,173
Laredo Petroleum Holdings Inc. (b)	783	11,426
Parsley Energy Inc. - Class A (b)	447	14,546
Patterson-UTI Energy Inc.	545	13,218
		66,870
Financials 7.9%
American Equity Investment Life Holding Co.	473	11,188
American Financial Group Inc.	138	13,186
BankUnited Inc.	298	11,125
Cathay General Bancorp	369	13,891
Cullen/Frost Bankers Inc.	156	13,878
Evercore Partners Inc. - Class A	153	11,953
Financial Engines Inc.	110	4,780
MarketAxess Holdings Inc.	77	14,466
MB Financial Inc.	306	13,090
RLI Corp.	154	9,242
WisdomTree Investments Inc. (a)	629	5,712
		122,511
Health Care 22.6%
ACADIA Pharmaceuticals Inc. (a) (b)	332	11,413
Agios Pharmaceuticals Inc. (a) (b)	74	4,345
Align Technology Inc. (b)	141	16,170
Bio-Techne Corp.	122	12,392
Cantel Medical Corp.	151	12,084
Catalent Inc. (b)	399	11,290
Chemed Corp.	68	12,489
DexCom Inc. (b)	156	13,177
Evolent Health Inc. - Class A (b)	460	10,260
Exelixis Inc. (b)	733	15,886
Halozyme Therapeutics Inc. (a) (b)	1,084	14,053
Halyard Health Inc. (b)	309	11,772
HealthEquity Inc. (b)	404	17,152
HealthSouth Corp.	262	11,235
Hill-Rom Holdings Inc.	200	14,085
ICU Medical Inc. (b)	66	10,007
Integra LifeSciences Holdings Corp. (b)	256	10,774
Momenta Pharmaceuticals Inc. (b)	702	9,370
Nektar Therapeutics (b)	849	19,930
Neurocrine Biosciences Inc. (b)	214	9,288
Nevro Corp. (b)	131	12,304
NuVasive Inc. (b)	168	12,584
NxStage Medical Inc. (b)	573	15,364
Pacific Biosciences of California Inc. (a) (b)	1,218	6,298
PerkinElmer Inc.	228	13,229
Prestige Brands Holdings Inc. (b)	203	11,253
	Shares/Par†	Value
Repligen Corp. (b)	292	10,289
Select Medical Holdings Corp. (b)	781	10,427
VWR Corp. (b)	451	12,714
		351,634
Industrials 15.1%
Acuity Brands Inc.	73	14,913
AO Smith Corp.	269	13,787
Brink's Co.	10	529
BWX Technologies Inc.	276	13,123
CEB Inc.	149	11,684
Forward Air Corp.	262	12,461
ITT Inc.	303	12,424
John Bean Technologies Corp.	152	13,362
Knight Transportation Inc.	526	16,486
Lincoln Electric Holdings Inc.	139	12,104
Masonite International Corp. (b)	173	13,713
Old Dominion Freight Line Inc.	149	12,778
Orbital ATK Inc.	134	13,126
Pitney Bowes Inc.	563	7,381
Steelcase Inc. - Class A	653	10,946
Swift Transporation Co. - Class A (a) (b)	561	11,530
TransDigm Group Inc.	49	10,728
WABCO Holdings Inc. (b)	95	11,171
Wabtec Corp. (a)	150	11,729
Watsco Inc.	74	10,578
		234,553
Information Technology 27.7%
Aspen Technology Inc. (b)	300	17,700
Booz Allen Hamilton Holding Corp. - Class A	476	16,846
Cavium Inc. (a) (b)	183	13,112
Cirrus Logic Inc. (b)	155	9,389
Cognex Corp.	265	22,230
CommVault Systems Inc. (b)	253	12,870
CoStar Group Inc. (b)	70	14,494
Cray Inc. (b)	247	5,408
EPAM Systems Inc. (b)	151	11,375
Euronet Worldwide Inc. (b)	181	15,492
ExlService Holdings Inc. (b)	214	10,116
Fair Isaac Corp.	130	16,779
Guidewire Software Inc. (b)	242	13,604
Integrated Device Technology Inc. (b)	467	11,044
Littelfuse Inc.	87	13,835
Manhattan Associates Inc. (b)	249	12,953
MicroStrategy Inc. - Class A (b)	77	14,417
MKS Instruments Inc.	171	11,728
Monolithic Power Systems Inc.	239	21,992
Pandora Media Inc. (a) (b)	526	6,209
Power Integrations Inc.	220	14,441
Proofpoint Inc. (a) (b)	143	10,668
Q2 Holdings Inc. (b)	373	12,989
Qualys Inc. (b)	308	11,686
RealPage Inc. (b)	365	12,741
Silicon Laboratories Inc. (b)	224	16,507
SYNNEX Corp.	88	9,866
Take-Two Interactive Software Inc. (b)	326	19,308
Trimble Inc. (b)	393	12,593
Ultimate Software Group Inc. (b)	82	15,918
Verint Systems Inc. (b)	189	8,197
Zebra Technologies Corp. - Class A (b)	160	14,643
		431,150
Materials 3.9%
Berry Plastics Group Inc. (b)	320	15,549
Ingevity Corp. (b)	215	13,066
Martin Marietta Materials Inc.	89	19,330
PolyOne Corp.	363	12,386
		60,331
Real Estate 3.3%
CubeSmart	362	9,393
Highwoods Properties Inc.	192	9,444
Physicians Realty Trust	516	10,261
SBA Communications Corp. (b)	191	23,022
		52,120
Total Common Stocks (cost $1,274,526)		1,522,698

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
SHORT TERM INVESTMENTS 3.6%
Investment Companies 1.9%
JNL Money Market Fund, 0.53% (c) (d)	29,521	29,521
Securities Lending Collateral 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	25,723	25,723
Total Short Term Investments (cost $55,244)		55,244
Total Investments 101.5% (cost $1,329,770)		1,577,942
Other Assets and Liabilities, Net (1.5)%		(22,857)
Total Net Assets 100.0%		$1,555,085

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 95.8%
Consumer Discretionary 19.2%
ARAMARK Corp.	429	$15,817
Dollar General Corp.	349	24,322
Gildan Activewear Inc.	585	15,824
Hilton Grand Vacations Inc. (a)	296	8,493
Hilton Worldwide Holdings Inc.	506	29,559
LKQ Corp. (a)	637	18,648
Mohawk Industries Inc. (a)	226	51,819
Nordstrom Inc. (b)	281	13,095
Norwegian Cruise Line Holdings Ltd. (a)	287	14,580
O'Reilly Automotive Inc. (a)	110	29,601
Red Rock Resorts Inc. - Class A	354	7,856
Ross Stores Inc.	429	28,238
Tesla Motors Inc. (a) (b)	31	8,711
Thor Industries Inc.	128	12,333
Ulta Salon Cosmetics & Fragrance Inc. (a)	68	19,310
Vail Resorts Inc.	68	12,992
VF Corp.	148	8,125
Wayfair Inc. - Class A (a) (b)	232	9,410
		328,733
Consumer Staples 2.0%
Casey's General Stores Inc.	121	13,537
Monster Beverage Corp. (a)	183	8,458
Tyson Foods Inc. - Class A	202	12,465
		34,460
Energy 1.8%
Concho Resources Inc. (a)	159	20,432
Range Resources Corp.	354	10,296
		30,728
Financials 9.6%
Affiliated Managers Group Inc.	124	20,312
Comerica Inc.	161	11,028
East West Bancorp Inc.	342	17,640
First Republic Bank	162	15,178
Lazard Ltd. - Class A	311	14,314
NASDAQ Inc.	240	16,696
Oaktree Capital Group LLC - Class A	331	15,017
S&P Global Inc.	156	20,343
Signature Bank (a)	114	16,991
TD Ameritrade Holding Corp.	415	16,146
		163,665
Health Care 14.1%
Acadia HealthCare Co. Inc. (a) (b)	576	25,135
ACADIA Pharmaceuticals Inc. (a) (b)	230	7,894
BioMarin Pharmaceutical Inc. (a)	193	16,924
Centene Corp. (a)	62	4,397
DENTSPLY SIRONA Inc.	251	15,645
Edwards Lifesciences Corp. (a)	91	8,560
Envision Healthcare Corp. (a)	5	330
Horizon Pharma Plc (a)	601	8,887
Humana Inc.	72	14,945
Illumina Inc. (a)	151	25,818
Incyte Corp. (a)	93	12,458
Intercept Pharmaceuticals Inc. (a) (b)	80	9,025
Intuitive Surgical Inc. (a)	16	12,187
Jazz Pharmaceuticals Plc (a)	95	13,802
Kite Pharma Inc. (a) (b)	180	14,105
Patheon NV (a)	417	10,976
Premier Inc. - Class A (a)	481	15,320
Veeva Systems Inc. - Class A (a)	242	12,389
Vertex Pharmaceuticals Inc. (a)	122	13,374
		242,171
Industrials 18.3%
Acuity Brands Inc.	117	23,868
Carlisle Cos. Inc.	123	13,046
Equifax Inc.	176	24,053
Fortune Brands Home & Security Inc.	400	24,358
HD Supply Holdings Inc. (a)	444	18,268
HEICO Corp. - Class A	146	10,920
Lennox International Inc.	139	23,322
	Shares/Par†	Value
Middleby Corp. (a)	129	17,643
Old Dominion Freight Line Inc.	176	15,035
Oshkosh Corp.	174	11,928
Southwest Airlines Co.	425	22,832
Stanley Black & Decker Inc.	186	24,701
United Rentals Inc. (a)	112	13,968
WABCO Holdings Inc. (a)	171	20,079
Waste Connections Inc.	562	49,571
		313,592
Information Technology 26.9%
Advanced Micro Devices Inc. (a)	831	12,097
Amphenol Corp. - Class A	445	31,649
Applied Materials Inc.	486	18,898
Arista Networks Inc. (a)	131	17,341
Atlassian Corp. Plc - Class A (a)	339	10,152
Broadcom Ltd.	47	10,247
Cavium Inc. (a) (b)	256	18,366
Corning Inc.	699	18,862
CoStar Group Inc. (a)	49	10,071
Electronic Arts Inc. (a)	551	49,317
Gartner Inc. (a)	238	25,723
Global Payments Inc.	214	17,233
GoDaddy Inc. - Class A (a) (b)	526	19,924
Guidewire Software Inc. (a)	206	11,607
Harris Corp.	125	13,942
Lam Research Corp.	148	18,984
Nvidia Corp.	384	41,873
Palo Alto Networks Inc. (a)	124	14,006
ServiceNow Inc. (a)	213	18,622
Splunk Inc. (a)	285	17,740
Take-Two Interactive Software Inc. (a)	219	12,980
Vantiv Inc. - Class A (a)	597	38,305
Workday Inc. - Class A (a)	146	12,151
		460,090
Materials 2.4%
Eagle Materials Inc.	222	21,565
Vulcan Materials Co.	164	19,795
		41,360
Real Estate 1.5%
CBRE Group Inc. - Class A (a)	731	25,418
Total Common Stocks (cost $1,440,970)		1,640,217
SHORT TERM INVESTMENTS 7.0%
Investment Companies 4.2%
JNL Money Market Fund, 0.53% (c) (d)	71,254	71,254
Securities Lending Collateral 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	48,534	48,534
Total Short Term Investments (cost $119,788)		119,788
Total Investments 102.8% (cost $1,560,758)		1,760,005
Other Assets and Liabilities, Net (2.8)%		(48,394)
Total Net Assets 100.0%		$1,711,611

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.5%
A10 Securitization LLC
Series 2015-A1-1, 2.10%, 04/15/34 (a)	1,112	$1,109
ACE Securities Corp.
Series 2006-A-GP1, REMIC, 1.24%, 02/25/31 (b)	3	3
American Homes For Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24 (a)	4,797	4,947
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26 (a)	3,552	3,451
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/05/20 (a)	5,546	5,504
Capital Auto Receivables Asset Trust
Series 2015-A2-1, REMIC, 1.42%, 06/20/17	406	406
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2012-XA-CR2, REMIC, 1.72%, 08/15/45 (b)	15,077	1,093
Countrywide Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 1.19%, 07/20/46 (b)	465	254
Series 2006-1A1A-OA17, REMIC, 1.17%, 12/20/46 (b)	741	595
Countrywide Home Equity Loan Trust
Series 2004-A-I, 1.20%, 02/15/34 (b)	160	149
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	494	503
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,064
IndyMac Seconds Asset Backed Trust
Series 2006-A-A, REMIC, 1.24%, 06/25/36 (b) (c) (d)	728	135
Madison Avenue Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/10/25 (a) (b)	2,989	3,071
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 2.71%, 02/25/34 (b)	350	332
Morgan Stanley Capital I Trust
Series 2011-A3-C3, REMIC, 4.05%, 06/15/21	1,505	1,561
Morgan Stanley Mortgage Loan Trust
Series 2004-4A2-8AR, REMIC, 3.21%, 10/25/34 (b)	224	224
Nomura Asset Acceptance Corp.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34 (a)	2,508	2,227
Progress Residential Trust
Series 2015-A-SFR2, REMIC, 2.74%, 06/15/20 (a)	3,707	3,689
Series 2015-A-SFR3, REMIC, 3.07%, 11/12/20 (a)	6,549	6,573
Provident Funding Mortgage Loan Trust
Series 2005-1A1A-2, REMIC, 3.04%, 10/25/35 (b)	119	117
SACO I Inc.
Series 2006-A-6, REMIC, 1.24%, 06/25/36 (b) (c) (d)	122	224
Structured Asset Mortgage Investments Inc.
Series 2006-A1A-AR7, REMIC, 1.19%, 08/25/36 (b)	850	719
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/17/21 (a)	5,998	5,846
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22 (a)	4,560	4,648
Vendee Mortgage Trust
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	1,276	1,453
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-3A1-3, REMIC, 5.50%, 04/25/22	200	204
Wells Fargo-RBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/15/21 (a)	4,750	5,063
Total Non-U.S. Government Agency Asset-Backed Securities (cost $63,998)		63,164
	Shares/Par†	Value
CORPORATE BONDS AND NOTES 5.4%
Consumer Discretionary 0.3%
Time Warner Inc.
3.60%, 07/15/25	4,000	3,947
Consumer Staples 0.4%
Kimberly-Clark Corp.
2.40%, 03/01/22	700	694
PepsiCo Inc.
3.00%, 08/25/21	782	803
Procter & Gamble Co.
1.90%, 11/01/19	1,280	1,290
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	2,469	2,517
		5,304
Energy 1.0%
Buckeye Partners LP
4.88%, 02/01/21	1,907	2,024
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,013
Magellan Midstream Partners LP
3.20%, 03/15/25	1,072	1,039
Occidental Petroleum Corp.
3.13%, 02/15/22	666	679
Phillips 66
4.30%, 04/01/22	912	964
Plains All American Pipeline LP
2.60%, 12/15/19	1,713	1,710
Shell International Finance BV
2.50%, 09/12/26 (e)	3,747	3,522
3.75%, 09/12/46	4,113	3,765
		14,716
Financials 2.2%
ACE INA Holdings Inc.
3.35%, 05/03/26	1,300	1,315
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	2,599	2,620
Bank of America Corp.
5.70%, 01/24/22	1,490	1,674
Bank of New York Mellon Corp.
3.55%, 09/23/21	3,850	4,009
Berkshire Hathaway Inc.
3.40%, 01/31/22	1,619	1,690
Citigroup Inc.
4.50%, 01/14/22	3,028	3,239
3.40%, 05/01/26	4,200	4,091
Credit Suisse AG
3.00%, 10/29/21	894	901
Goldman Sachs Group Inc.
2.63%, 04/25/21	1,356	1,352
5.75%, 01/24/22	840	945
New York Life Global Funding
2.00%, 04/13/21 (a)	1,639	1,610
Toyota Motor Credit Corp.
3.40%, 09/15/21	5,500	5,713
U.S. Bancorp
3.00%, 03/15/22	1,715	1,745
		30,904
Health Care 0.4%
Abbott Laboratories
3.75%, 11/30/26	4,632	4,634
Actavis Funding SCS
3.45%, 03/15/22	991	1,010
		5,644
Industrials 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	571	577
Lockheed Martin Corp.
3.35%, 09/15/21	984	1,018
Penske Truck Leasing Co. LP
3.38%, 02/01/22 (a)	2,898	2,940

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Union Pacific Corp.
1.80%, 02/01/20	869	864
		5,399
Information Technology 0.1%
Intel Corp.
3.30%, 10/01/21	1,279	1,328
Real Estate 0.2%
Boston Properties LP
2.75%, 10/01/26	2,580	2,374
HCP Inc.
3.40%, 02/01/25	1,515	1,465
		3,839
Telecommunication Services 0.1%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	1,067	1,067
Utilities 0.3%
Arizona Public Service Co.
2.20%, 01/15/20	665	666
Exelon Generation Co. LLC
2.95%, 01/15/20	1,140	1,155
Florida Power Corp.
3.10%, 08/15/21	1,203	1,235
Virginia Electric & Power Co.
2.95%, 01/15/22	870	885
		3,941
Total Corporate Bonds And Notes (cost $75,514)		76,089
GOVERNMENT AND AGENCY OBLIGATIONS 86.7%
Collateralized Mortgage Obligations 37.2%
Federal Home Loan Mortgage Corp.
Series 30-264, 3.00%, 07/15/42	25,216	24,830
Series PG-2562, REMIC, 5.00%, 01/15/18	130	132
Series BD-2561, REMIC, 5.00%, 02/15/18	427	434
Series KX-2631, REMIC, 4.50%, 06/15/18	40	41
Series MD-2835, REMIC, 4.50%, 08/15/19	268	274
Series BH-2870, REMIC, 4.50%, 10/15/19	1,880	1,925
Series QD-2931, REMIC, 4.50%, 02/15/20	519	532
Series BK-3037, REMIC, 4.50%, 09/15/20	1,591	1,625
Series PV-3860, REMIC, 5.00%, 05/15/22	5,886	6,222
Series VC-4050, REMIC, 4.00%, 07/15/23	6,827	7,168
Series ZA-2639, REMIC, 5.00%, 07/15/23	4,308	4,604
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,675
Series BY-3104, REMIC, 5.50%, 01/15/26	3,711	4,069
Series AK-3812, REMIC, 3.50%, 02/15/26	20,000	20,673
Series VN-4445, REMIC, 4.00%, 05/15/26	1,742	1,840
Series CY-3881, REMIC, 3.50%, 06/15/26	15,400	16,208
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,237
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,631
Series GT-3270, REMIC, 5.50%, 01/15/27	6,098	6,496
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,840
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,381
Series DG-3737, REMIC, 5.00%, 10/15/30	2,614	2,825
Series PA-3981, REMIC, 3.00%, 04/15/31	8,408	8,468
Series AM-2525, REMIC, 4.50%, 04/15/32	183	197
Series JE-4186, REMIC, 2.00%, 03/15/33	6,202	6,122
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,369
Series MJ-2638, REMIC, 5.00%, 07/15/33	1,574	1,702
Series L-2836, REMIC, 4.50%, 04/15/34	423	432
Series QD-2882, REMIC, 4.50%, 07/15/34	515	543
Series MU-2915, REMIC, 5.00%, 01/15/35	2,398	2,582
Series AZ-3036, REMIC, 5.00%, 02/15/35	1,833	2,040
Series OC-3047, REMIC, 5.50%, 07/15/35	2,335	2,430
Series CB-3688, REMIC, 4.00%, 06/15/36	2,587	2,701
Series PB-3283, REMIC, 5.50%, 07/15/36	1,952	2,114
Series B-3413, REMIC, 5.50%, 04/15/37	569	627
Series PE-3341, REMIC, 6.00%, 07/15/37	1,319	1,464
Series PL-3832, REMIC, 5.00%, 08/15/39	1,717	1,799
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,416	5,069
Series QH-3699, REMIC, 5.50%, 07/15/40	3,000	3,312
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,500
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,442
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,634
Series GN-4594, REMIC, 2.50%, 02/15/45	6,572	6,595
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,557
	Shares/Par†	Value
Federal National Mortgage Association
Series 2003-BC-35, REMIC, 5.00%, 05/25/18	434	444
Series 2003-DY-130, REMIC, 4.00%, 01/25/19	179	182
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	4,906	5,089
Series 2008-B-26, REMIC, 4.50%, 04/25/23	2,489	2,520
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	1,281	1,312
Series 2012-VA-63, REMIC, 4.00%, 08/25/23	12,372	12,966
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	1,995	2,087
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	9,663	10,139
Series 2010-BC-36, REMIC, 4.00%, 04/25/30	16,747	17,659
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,372
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,661
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	249	255
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,039
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	7,904	8,485
Series 2005-DX-62, REMIC, 5.00%, 05/25/34	513	523
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,129
Series 2005-GA-70, REMIC, 5.50%, 12/25/34	352	366
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,806
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,235
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,765
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	10,360
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,892
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	602	666
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	14,284
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	2,025	2,268
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (f)	1,230	1,130
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,774
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	784	845
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	9,077	9,602
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	4,428	4,835
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	715	759
Series 2010-SL-4, REMIC, 9.38%, 02/25/40 (b)	25	28
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	3,000	3,177
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,562
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	3,866	4,362
Series 2014-PG-91, REMIC, 3.00%, 01/25/42	14,299	14,498
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	5,236	5,263
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	1,057	1,213
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,307
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	18,910	18,763
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	2,809	2,982
Series 2016-PA-30, REMIC, 3.00%, 04/25/45	11,245	11,471
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	7,600	7,729
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	13,180
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	753	853
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	2,198	2,317
Series 2001-ZA-27, REMIC, 6.50%, 06/16/31	881	994
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	1,291	1,454
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	1,205	1,319
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	1,599	1,839
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	2,234	2,501
Series 2009-PA-81, REMIC, 5.50%, 02/16/38	230	240
Interest Only, Series 2008-SA-40, REMIC, 5.47%, 05/16/38 (b)	2,417	393
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	15,000	15,689
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	3,890	3,982
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	5,172	5,545
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	13,546	15,297
Interest Only, Series 2011-SH-97, REMIC, 5.15%, 07/20/41 (b)	6,975	1,141
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	12,523
Series 2013-FA-H16, REMIC, 1.32%, 07/20/63 (b)	15,525	15,486
		519,918
Commercial Mortgage-Backed Securities 3.7%
Federal Home Loan Mortgage Corp.
Series A2-K048, REMIC, 3.28%, 06/25/25 (b)	7,500	7,765
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,177
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,234
Federal National Mortgage Association
Series 2015-A2-M7, REMIC, 2.59%, 12/25/24	8,199	8,065

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Series 2015-A2-M13, REMIC, 2.71%, 06/25/25 (b)	5,151	5,107
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b)	13,761	13,774
		51,122
Mortgage-Backed Securities 12.5%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	—	—
6.00%, 11/01/28	67	76
7.00%, 04/01/29 - 08/01/32	62	71
5.00%, 08/01/33 - 12/01/34	1,051	1,167
2.87%, 12/01/35 (b)	839	888
3.75%, 01/01/37 (b)	116	123
5.50%, 07/01/38	3,002	3,329
4.50%, 10/01/40	917	986
Federal National Mortgage Association
10.50%, 08/01/20	1	1
3.26%, 01/01/22	8,834	9,135
3.18%, 09/01/25	5,307	5,390
3.03%, 12/01/25	20,350	20,484
2.94%, 01/01/26	23,305	23,311
3.10%, 01/01/26	7,500	7,618
3.33%, 03/01/27	2,574	2,642
2.97%, 06/01/27	6,570	6,378
7.00%, 05/01/26 - 01/01/30	14	15
8.00%, 11/01/29 - 03/01/31	45	50
7.50%, 02/01/31	4	4
6.50%, 03/01/26 - 03/01/36	238	274
5.50%, 02/01/35 - 10/01/36	3,588	4,069
6.00%, 02/01/31 - 12/01/36	5,873	6,821
5.00%, 02/01/19 - 11/01/40	17,116	18,968
3.00%, 03/01/43 - 03/01/46	4,843	4,825
4.00%, 02/01/25 - 09/01/45	34,057	36,135
3.50%, 09/01/45 - 01/01/46	20,530	21,100
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,005	1,159
		175,019
Sovereign 7.9%
Financing Corp. Fico
Principal Only, 0.00%, 11/30/17 - 04/05/19 (f) (g)	22,800	22,534
Israel Government AID Bond
0.00%, 09/15/19 (f)	20,000	19,101
Interest Only, 0.00%, 11/01/21 (f)	10,000	8,943
Province of Saskatchewan, Canada
9.38%, 12/15/20	1,500	1,868
Residual Funding Corp.
Principal Only, 0.00%, 10/15/19 - 01/15/30 (f) (g)	51,010	42,417
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (f) (g)	20,487	16,135
		110,998
Treasury Inflation Indexed Securities 2.7%
U.S. Treasury Inflation Indexed Note
1.38%, 02/15/44 (h)	34,645	38,207
	Shares/Par†	Value
U.S. Government Agency Obligations 3.8%
Federal Home Loan Bank
4.88%, 05/17/17 (g)	10,000	10,050
5.25%, 12/11/20 (g)	4,500	5,055
5.75%, 06/12/26 (g)	5,000	6,197
Federal National Mortgage Association
0.00%, 10/09/19 (f) (g)	30,000	28,620
Principal Only, 0.00%, 03/23/28 (f) (g)	4,000	2,834
		52,756
U.S. Treasury Securities 18.9%
U.S. Treasury Bond
0.00%, 08/15/21 (f)	25,000	22,945
5.38%, 02/15/31	33,000	44,060
3.00%, 05/15/45	27,500	27,332
U.S. Treasury Note
2.75%, 05/31/17	80,000	80,250
4.75%, 08/15/17	17,000	17,242
3.38%, 11/15/19	25,000	26,258
2.63%, 08/15/20 - 11/15/20	45,000	46,450
		264,537
Total Government And Agency Obligations (cost $1,197,663)		1,212,557
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.0%
JNL Money Market Fund, 0.53% (i) (j)	42,502	42,502
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (j)	887	887
Total Short Term Investments (cost $43,389)		43,389
Total Investments 99.7% (cost $1,380,564)		1,395,199
Other Assets and Liabilities, Net 0.3%		3,793
Total Net Assets 100.0%		$1,398,992

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $50,678 and 3.6%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) All or portion of the security was on loan.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The security is a direct debt of the agency and not collateralized by mortgages.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
IndyMac Seconds Asset Backed Trust, Series 2006-A-A REMIC, 1.24%, 06/25/36	05/22/06	$728	$135	—%
SACO I Inc., Series 2006-A-6 REMIC, 1.24%, 06/25/36	05/30/06	122	224	—
		$850	$359	—%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Lazard Emerging Markets Fund
COMMON STOCKS 97.9%
Argentina 2.3%
YPF SA - Class D - ADR	888	$21,549
Brazil 12.9%
AMBEV SA - ADR	2,498	14,390
Banco do Brasil SA	3,280	35,318
BB Seguridade Participacoes SA	1,955	18,308
CCR SA	3,109	17,926
Cielo SA	2,268	20,564
Localiza Rent a Car SA	622	8,324
Natura Cosmeticos SA	603	5,616
		120,446
China 15.6%
AAC Technologies Holdings Inc.	859	10,064
Baidu.com - Class A - ADR (a)	142	24,485
China Construction Bank Corp. - Class H	45,461	36,628
China Mobile Ltd. - ADR	439	24,267
China Shenhua Energy Co. Ltd. - Class H	3,657	8,508
CNOOC Ltd.	4,965	5,935
NetEase.com Inc. - ADR	89	25,327
Weichai Power Co. Ltd. - Class H	5,995	10,589
		145,803
Egypt 1.0%
Commercial International Bank Egypt SAE - GDR	2,074	9,083
Hungary 1.8%
OTP Bank Plc	611	17,066
India 10.1%
Axis Bank Ltd.	1,849	13,977
Bajaj Auto Ltd.	195	8,439
Bharat Heavy Electricals Ltd.	2,142	5,369
HCL Technologies Ltd.	919	12,380
Hero Motocorp Ltd.	287	14,235
Punjab National Bank (a)	4,156	9,599
Tata Consultancy Services Ltd.	803	30,054
		94,053
Indonesia 5.5%
Astra International Tbk PT	19,345	12,521
Bank Mandiri Persero Tbk PT	17,923	15,741
Semen Gresik Persero Tbk PT	7,849	5,300
Telekomunikasi Indonesia Persero Tbk PT - ADR	563	17,548
		51,110
Malaysia 0.7%
British American Tobacco Malaysia Bhd	590	6,083
Mexico 3.3%
America Movil SAB de CV - Class L - ADR	1,201	17,024
Grupo Mexico SAB de CV - Class B	2,127	6,383
Kimberly-Clark de Mexico SAB de CV - Class A	3,590	7,794
		31,201
Pakistan 1.9%
Habib Bank Ltd.	2,534	6,517
Oil & Gas Development Co. Ltd.	3,278	4,638
Pakistan Petroleum Ltd.	4,598	6,795
		17,950
Philippines 0.9%
PLDT Inc. - ADR	251	8,070
Russian Federation 8.3%
Gazprom OAO - ADR	1,700	7,610
Lukoil PJSC - ADR	343	18,167

	Shares/Par†	Value
Magnit PJSC - GDR	188	7,160
Mobile Telesystems PJSC - ADR	1,539	16,978
Sberbank of Russia - ADR	2,340	27,047
		76,962
South Africa 8.6%
Bidvest Group Ltd. (b)	644	7,378
Imperial Holdings Ltd.	699	8,570
Life Healthcare Group Holdings Ltd. (b)	2,480	5,345
Nedbank Group Ltd. (b)	427	7,678
PPC Ltd. (a)	5,608	2,715
Sanlam Ltd. (b)	1,691	8,486
Shoprite Holdings Ltd. (b)	1,029	14,889
Standard Bank Group Ltd. (b)	807	8,655
Vodacom Group Ltd.	837	9,469
Woolworths Holdings Ltd.	1,371	7,150
		80,335
South Korea 13.8%
Coway Co. Ltd.	121	10,403
Hyundai Mobis	64	13,766
KB Financial Group Inc.	275	12,032
Korea Life Insurance Co. Ltd.	1,537	8,300
KT&G Corp.	59	5,140
Samsung Electronics Co. Ltd.	23	42,112
Shinhan Financial Group Co. Ltd.	516	21,514
SK Hynix Inc.	343	15,488
		128,755
Taiwan 5.1%
Hon Hai Precision Industry Co. Ltd. - GDR	1,358	8,324
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,188	39,026
		47,350
Thailand 1.1%
Kasikornbank PCL	558	3,068
Siam Cement PCL	442	6,948
		10,016
Turkey 5.0%
Akbank T.A.S.	3,671	8,620
KOC Holding A/S	1,843	7,785
Tupras Turkiye Petrol Rafinerileri A/S	328	8,152
Turk Telekomunikasyon A/S	3,055	4,960
Turkcell Iletisim Hizmet A/S (a)	2,295	7,560
Turkiye Is Bankasi - Class C	5,329	9,726
		46,803
Total Common Stocks (cost $860,307)		912,635
RIGHTS 0.0%
South Africa 0.0%
Life Healthcare Group Holdings Ltd. (a)	848	285
Total Rights (cost $0)		285
SHORT TERM INVESTMENTS 7.1%
Investment Companies 1.6%
JNL Money Market Fund, 0.53% (c) (d)	15,005	15,005
Securities Lending Collateral 5.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	51,194	51,194
Total Short Term Investments (cost $66,199)		66,199
Total Investments 105.0% (cost $926,506)		979,119
Other Assets and Liabilities, Net (5.0)%		(46,632)
Total Net Assets 100.0%		$932,487

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Emerging Markets Index Fund
COMMON STOCKS 93.1%
Brazil 4.5%
AES Tiete Energia SA	56	$244
AMBEV SA	1,186	6,889
Banco Bradesco SA	208	2,133
Banco do Brasil SA	227	2,441
Banco Santander Brasil SA	106	939
BB Seguridade Participacoes SA	176	1,645
BM&F Bovespa SA	485	2,987
BR Malls Participacoes SA (a)	155	715
BRF SA	149	1,840
CCR SA	310	1,785
Centrais Eletricas Brasileiras SA (a)	48	264
CETIP SA (b)	51	820
Cia de Saneamento Basico do Estado de Sao Paulo	90	935
Cia Siderurgica Nacional SA (a)	178	522
Cielo SA	252	2,282
Cosan SA Industria e Comercio	30	370
CPFL Energia SA	49	402
Duratex SA	64	188
Embraer SA	157	870
Energias do Brasil SA	64	283
Engie Brasil Energia SA	41	459
Equatorial Energia SA	51	962
Fibria Celulose SA	67	620
Hypermarcas SA	81	753
JBS SA	193	632
Klabin SA	132	638
Kroton Educacional SA	352	1,494
Localiza Rent a Car SA	44	589
Lojas Americanas SA	36	154
Lojas Renner SA	169	1,499
M Dias Branco SA	8	326
Multiplan Empreendimentos Imobiliarios SA	20	423
Natura Cosmeticos SA	52	483
Odontoprev SA	62	223
Petroleo Brasileiro SA (a)	776	3,779
Porto Seguro SA	35	319
Qualicorp SA	68	428
Raia Drogasil SA	57	1,066
Rumo SA (a)	191	523
Sul America SA	48	255
Tim Participacoes SA	200	643
Ultrapar Participacoes SA	90	2,057
Vale SA	319	3,051
WEG SA	152	844
		50,774
Chile 1.1%
	5,095	564
AES Gener SA	928	375
Aguas Andinas SA - Class A	649	378
Banco de Chile	5,857	707
Banco de Credito e Inversiones	11	594
Banco Santander Chile	15,876	995
Cencosud SA	384	1,179
Cia Cervecerias Unidas SA	32	402
Colbun SA	2,029	451
Empresa Nacional de Electricidad SA	863	650
Empresas CMPC SA	316	770
Empresas COPEC SA	123	1,337
Enel Americas SA	7,507	1,560
ENTEL Chile SA (a)	41	493
Itau CorpBanca	40,279	364
Lan Airlines SA (a)	82	1,034
S.A.C.I. Falabella	148	1,247
		13,100
China 21.7%
3SBio Inc. (a)	211	261
58.Com Inc. - Class A - ADR (a) (c)	24	853
AAC Technologies Holdings Inc.	192	2,254
Air China Ltd. - Class H	448	363
Alibaba Group Holding Ltd. - ADS (a)	284	30,624
	Shares/Par†	Value
Alibaba Health Information Technology Ltd. (a)	802	361
Alibaba Pictures Group Ltd. (a) (c)	2,610	473
Aluminum Corp. of China Ltd. - Class H (a) (c)	962	471
Anhui Conch Cement Co. Ltd. - Class H	321	1,092
Baidu.com - Class A - ADR (a)	69	11,872
Bank of China Ltd. - Class H	20,104	9,998
Bank of Communications Co. Ltd. - Class H	2,228	1,734
Beijing Capital International Airport Co. Ltd. - Class H	334	400
Beijing Enterprises Holdings Ltd.	140	722
Brilliance China Automotive Holdings Ltd.	762	1,274
BYD Co. Ltd. - Class H (c)	168	934
China CITIC Bank Corp. Ltd. - Class H	2,194	1,456
China Coal Energy Co. - Class H (a)	422	213
China Communications Constructions Co. Ltd. - Class H	1,117	1,576
China Conch Venture Holdings Ltd.	317	623
China Construction Bank Corp. - Class H	21,299	17,161
China Huarong Asset Management Co. Ltd. - Class H (a)	1,564	640
China Huishan Dairy Holdings Co. Ltd. (b)	946	51
China Life Insurance Co. Ltd. - Class H	1,912	5,851
China Longyuan Power Group Corp. - Class H	887	690
China Merchants Holdings International Co. Ltd. (c)	310	909
China Minsheng Banking Corp. Ltd. - Class H	1,457	1,557
China Mobile Ltd.	1,546	17,005
China National Building Material Co. Ltd. - Class H	798	514
China Pacific Insurance Group Co. Ltd. - Class H	652	2,356
China Petroleum & Chemical Corp. - Class H	6,492	5,285
China Railway Construction Corp. Ltd. - Class H	529	751
China Railway Group Ltd. - Class H	904	809
China Shenhua Energy Co. Ltd. - Class H	836	1,946
China Southern Airlines Co. Ltd. - Class H	442	306
China Telecom Corp. Ltd. - Class H	3,652	1,784
Chongqing Changan Automobile Co. Ltd. - Class B	203	283
Chongqing Rural Commercial Bank - Class H	611	413
CITIC Securities Co. Ltd. - Class H	514	1,060
CNOOC Ltd.	4,454	5,324
Country Garden Holdings Co. Ltd.	1,382	1,243
CRRC Corp. Ltd. - Class H (c)	977	950
Ctrip.com International Ltd. - ADR (a)	95	4,679
Dongfeng Motor Group Co. Ltd. - Class H	714	803
ENN Energy Holdings Ltd.	210	1,185
Far East Horizon Ltd.	485	456
Fosun International Ltd.	691	1,040
Fullshare Holdings Ltd. (c)	1,832	812
Fuyao Glass Industry Group Co. Ltd. - Class H	136	472
GF Securities Co. Ltd. - Class H	324	678
Great Wall Motor Co. Ltd. - Class H	811	925
Guangzhou Automobile Group Co. Ltd. - Class H	590	945
Guangzhou R&F Properties Co. Ltd. - Class H	234	366
Haitian International Holdings Ltd.	187	435
Hengan International Group Co. Ltd.	187	1,391
Huaneng Power International Inc. - Class H	1,002	669
Huaneng Renewables Corp. Ltd. - Class H	854	296
Huatai Securities Co. Ltd. - Class H	352	685
Industrial & Commercial Bank of China Ltd. - Class H	18,795	12,299
JD.com Inc. - Class A - ADR (a)	172	5,351
Jiangsu Expressway Co. Ltd. - Class H	311	447
Jiangxi Copper Co. Ltd. - Class H	316	492
NetEase.com Inc. - ADR	20	5,761
New Oriental Education & Technology Group - ADR (a)	34	2,049
PetroChina Co. Ltd. - Class H	5,333	3,907
Ping An Insurance Group Co. of China Ltd. - Class H	1,336	7,488
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	566	405
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	199	313
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	171	448
Shenzhou International Group Holdings Ltd.	158	997
Sina Corp. (a)	15	1,050
Sinopec Engineering Group Co Ltd - Class H	273	281
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	944	524
Sinopharm Group Co. Ltd. - Class H	302	1,404
Soho China Ltd.	470	252

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Sun Art Retail Group Ltd.	603	566
Sunac China Holdings Ltd. (c)	555	720
TAL Education Group - ADS (a)	12	1,228
Tencent Holdings Ltd.	1,439	41,444
Tingyi Cayman Islands Holding Corp. (c)	493	619
Travelsky Technology Ltd. - Class H	237	560
Tsingtao Brewery Co. Ltd. - Class H	96	442
Vipshop Holdings Ltd. - ADR (a)	103	1,367
Want Want China Holdings Ltd. (c)	1,441	998
Weibo Corp. - ADR (a) (c)	9	485
Weichai Power Co. Ltd. - Class H	235	415
Yanzhou Coal Mining Co. Ltd. - Class H	402	313
Yum China Holdings Inc. (a)	90	2,456
YY Inc. - Class A - ADS (a)	10	439
Zhejiang Expressway Co. Ltd. - Class H	370	484
Zhuzhou CSR Times Electric Co. Ltd. - Class H	128	681
Zijin Mining Group Co. Ltd. - Class H	1,372	509
ZTE Corp. - Class H	207	380
		247,853
Colombia 0.3%
Cementos Argos SA	142	583
Corp. Financiera Colombiana SA	21	203
Ecopetrol SA (a)	1,287	604
Grupo Argos SA	76	535
Grupo de Inversiones Suramericana SA	58	785
Interconexion Electrica SA	92	372
		3,082
Czech Republic 0.2%
CEZ A/S	38	655
Komercni Banka A/S	20	731
Moneta Money Bank A/S (a)	137	464
Telefonica O2 Czech Republic AS	13	140
		1,990
Egypt 0.1%
Commercial International Bank Egypt SAE	256	1,071
Global Telecom Holding (a)	674	254
Talaat Moustafa Group	203	103
		1,428
Greece 0.3%
Alpha Bank AE (a)	374	668
Eurobank Ergasias SA (a)	436	267
Folli Follie SA (a)	9	171
Hellenic Telecommunications Organization SA	71	669
JUMBO SA	25	391
National Bank of Greece SA (a)	1,323	338
OPAP SA	50	463
Piraeus Bank SA (a)	1,564	283
Titan Cement Co. SA	10	251
		3,501
Hong Kong 4.6%
Agricultural Bank of China Ltd. - Class H	6,321	2,915
ANTA Sports Products Ltd.	242	670
AviChina Industry & Technology Co. Ltd. - Class H (c)	510	354
Beijing Enterprises Water Group Ltd.	1,004	744
Belle International Holdings Ltd.	1,492	970
CGN Power Co. Ltd.	2,936	907
China Cinda Asset Management Co. Ltd. - Class H	2,045	795
China Communication Services Corp. Ltd. - Class H	610	400
China Everbright Bank Co. Ltd. - Class H	717	351
China Everbright International Ltd.	650	875
China Everbright Ltd.	232	469
China Evergrande Group (c)	1,009	936
China Galaxy Securities Co. Ltd. - Class H	755	697
China Gas Holdings Ltd.	421	678
China Jinmao Holdings Group Ltd.	882	283
China Medical System Holdings Ltd.	301	534
China Mengniu Dairy Co. Ltd.	654	1,357
China Merchants Bank Co. Ltd. - Class H	1,010	2,672
China Oilfield Services Ltd. - Class H	464	446
China Overseas Land & Investment Ltd.	946	2,705
China Power International Development Ltd.	676	251
China Resources Enterprise Ltd. (a)	426	970
China Resources Gas Group Ltd.	234	829
	Shares/Par†	Value
China Resources Land Ltd.	703	1,900
China Resources Power Holdings Co. Ltd.	491	887
China State Construction International Holdings Ltd.	466	835
China Taiping Insurance Holdings Co. Ltd. (a)	372	902
China Unicom Hong Kong Ltd.	1,569	2,108
China Vanke Co. Ltd. - Class H	340	919
CITIC Pacific Ltd.	1,064	1,518
COSCO Shipping Ports Ltd.	476	526
CSPC Pharmaceutical Group Ltd.	1,094	1,433
GCL New Energy Holdings (a) (c)	3,119	414
Geely Automobile Holdings Ltd.	1,395	2,138
GOME Electrical Appliances Holdings Ltd. (c)	2,812	384
Guangdong Investment Ltd.	770	1,098
Haier Electronics Group Co. Ltd.	345	791
Haitong Securities Co. Ltd. - Class H	769	1,302
Hanergy Thin Film Power Group Ltd. (a) (b)	3,098	848
HengTen Networks Group Ltd. (a)	5,192	96
Kingsoft Corp Ltd.	208	574
Kunlun Energy Co. Ltd.	840	778
Lenovo Group Ltd.	1,736	1,145
Longfor Properties Co. Ltd.	349	575
New China Life Insurance Co. Ltd. - Class H	201	957
Nine Dragons Paper Holdings Ltd.	419	451
People's Insurance Co. Group of China Ltd. - Class H	1,886	782
PICC Property & Casualty Co. Ltd. - Class H	1,219	1,882
Semiconductor Manufacturing International Corp. (a)	678	841
Shanghai Electric Group Co. Ltd. - Class H (a) (c)	876	434
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	105	386
Shanghai Industrial Holdings Ltd.	147	433
Shimao Property Holdings Ltd.	295	468
Sino Biopharmaceutical	1,146	944
Sino-Ocean Group Holding Ltd.	698	328
Sinotrans Ltd. - Class H	425	199
Sunny Optical Technology Group Co. Ltd.	184	1,347
		52,431
Hungary 0.3%
MOL Hungarian Oil & Gas Plc	9	615
OTP Bank Plc	64	1,787
Richter Gedeon Nyrt	37	840
		3,242
India 8.6%
ACC Ltd.	11	254
Adani Ports & Special Economic Zone Ltd.	190	996
Ambuja Cements Ltd.	159	580
Apollo Hospitals Enterprise Ltd.	17	300
Ashok Leyland Ltd.	275	359
Asian Paints Ltd.	76	1,260
Aurobindo Pharma Ltd.	70	732
Axis Bank Ltd.	409	3,092
Bajaj Auto Ltd.	20	873
Bajaj Finance Ltd.	41	737
Bajaj Finserv Ltd.	10	650
Bharat Forge Ltd.	23	371
Bharat Heavy Electricals Ltd.	148	370
Bharat Petroleum Corp. Ltd.	129	1,289
Bharti Airtel Ltd.	265	1,428
Bharti Infratel Ltd.	151	761
Bosch Ltd.	2	607
Cadila Healthcare Ltd.	58	392
Cairn India Ltd.	113	532
Cipla Ltd.	93	845
Coal India Ltd.	160	719
Container Corp. of India Ltd.	9	179
Dabur India Ltd.	130	555
Divi's Laboratories Ltd.	17	166
Dr. Reddy's Laboratories Ltd.	28	1,118
Eicher Motors Ltd.	4	1,413
GAIL India Ltd.	113	654
Glenmark Pharmaceuticals Ltd.	36	477
Godrej Consumer Products Ltd.	31	810
Grasim Industries Ltd.	50	804
Havells India Ltd.	54	385
HCL Technologies Ltd.	135	1,821

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Hero Motocorp Ltd.	12	583
Hindalco Industries Ltd.	259	777
Hindustan Petroleum Corp. Ltd.	107	867
Hindustan Unilever Ltd.	164	2,297
Housing Development Finance Corp.	380	8,790
ICICI Bank Ltd.	260	1,111
Idea Cellular Ltd.	360	476
IDFC Bank Ltd.	305	278
Indiabulls Housing Finance Ltd.	82	1,264
Infosys Ltd.	465	7,331
ITC Ltd.	878	3,793
JSW Steel Ltd.	191	554
Larsen & Toubro Ltd.	82	1,989
LIC Housing Finances Ltd.	79	752
Lupin Ltd.	52	1,164
Mahindra & Mahindra Financial Services Ltd.	65	314
Mahindra & Mahindra Ltd.	95	1,873
Marico Ltd.	102	461
Maruti Suzuki India Ltd.	28	2,551
Motherson Sumi Systems Ltd.	119	679
Nestle India Ltd.	6	579
NTPC Ltd.	404	1,033
Oil & Natural Gas Corp. Ltd.	338	963
Piramal Healthcare Ltd.	22	640
Power Finance Corp. Ltd.	173	389
Reliance Industries Ltd.	331	6,739
Sesa Sterlite Ltd.	261	1,105
Shree Cement Ltd.	2	585
Shriram Transport Finance Co. Ltd.	36	591
Siemens Ltd.	17	338
State Bank of India	429	1,940
Sun Pharmaceutical Industries Ltd.	248	2,627
Tata Consultancy Services Ltd.	120	4,485
Tata Motors Ltd.	389	2,787
Tata Motors Ltd. - Class A	113	492
Tata Power Co. Ltd.	313	436
Tata Steel Ltd.	82	613
Tech Mahindra Ltd.	111	783
Titan Industries Ltd.	68	482
Ultratech Cement Ltd.	22	1,371
United Phosphorus Ltd.	88	988
United Spirits Ltd. (a)	17	558
Wipro Ltd.	141	1,113
Yes Bank Ltd.	84	1,996
Zee Entertainment Enterprises Ltd.	144	1,184
		98,250
Indonesia 2.4%
Adaro Energy Tbk PT	3,478	457
AKR Corporindo Tbk PT	642	301
Astra International Tbk PT	4,965	3,214
Bank Central Asia Tbk PT	3,145	3,905
Bank Danamon Indonesia Tbk PT - Class A	852	301
Bank Mandiri Persero Tbk PT	2,298	2,018
Bank Negara Indonesia Persero Tbk PT	1,875	912
Bank Rakyat Indonesia Persero Tbk PT	2,713	2,641
Bumi Serpong Damai PT	1,999	283
Charoen Pokphand Indonesia Tbk PT	2,150	516
Gudang Garam Tbk PT	137	673
Hanjaya Mandala Sampoerna Tbk PT	2,160	632
Indofood CBP Sukses Makmur Tbk PT	583	356
Indofood Sukses Makmur Tbk	1,062	638
Jasa Marga Persero Tbk PT	678	235
Kalbe Farma Tbk PT	5,653	653
Lippo Karawaci Tbk PT	4,014	218
Matahari Department Store Tbk PT	585	578
Media Nusantara Citra Tbk PT	1,272	177
Pakuwon Jati Tbk PT	7,465	344
Perusahaan Gas Negara PT	2,591	492
PT Indocement Tunggal Prakarsa Tbk	376	469
Semen Gresik Persero Tbk PT	729	492
Summarecon Agung Tbk PT	2,328	234
Surya Citra Media Tbk PT	1,483	301
Telekomunikasi Indonesia Persero Tbk PT - Class B	12,686	3,943
Tower Bersama Infrastructure Tbk PT	602	246
	Shares/Par†	Value
Unilever Indonesia Tbk PT	360	1,172
United Tractors Tbk PT	412	819
Waskita Karya Persero Tbk PT	1,536	273
XL Axiata Tbk PT (a)	943	217
		27,710
Malaysia 2.4%
AirAsia BHD	500	355
Alliance Financial Group Bhd	275	253
AMMB Holdings Bhd	525	551
Astro Malaysia Holdings Bhd	383	237
Axiata Group Bhd	689	788
Berjaya Sports Toto Bhd	126	83
British American Tobacco Malaysia Bhd	38	386
CIMB Group Holdings Bhd	864	1,087
Dialog Group BHD	791	316
DiGi.Com Bhd	847	982
Felda Global Ventures Holdings Bhd	506	239
Gamuda Bhd	446	522
Genting Bhd	553	1,199
Genting Malaysia Bhd	825	1,016
Genting Plantations Bhd	46	122
HAP Seng Consolidated Bhd	148	300
Hartalega Holdings Bhd	175	196
Hong Leong Bank Bhd	154	478
Hong Leong Financial Group Bhd	62	222
IHH Healthcare Bhd	844	1,144
IJM Corp. Bhd	651	500
IOI Corp.	569	598
IOI Properties Group Sdn Bhd	494	231
Kuala Lumpur Kepong Bhd	99	550
Lafarge Malayan Cement Bhd	75	114
Malayan Banking Bhd	900	1,814
Malaysia Airports Holdings Bhd	168	265
Maxis Bhd	436	635
MISC Bhd	251	416
Petronas Chemicals Group Bhd	637	1,109
Petronas Dagangan Bhd	53	286
Petronas Gas BHD	172	767
PPB Group Bhd	125	473
Public Bank Bhd	697	3,133
RHB Bank Bhd	162	190
RHB Bank Bhd (b)	124	—
Sapurakencana Petroleum Bhd (a)	1,170	481
Sime Darby Bhd	545	1,141
Telekom Malaysia Bhd	283	410
Tenaga Nasional Bhd	824	2,554
UMW Holdings Bhd	120	162
Westports Holdings Bhd	214	196
YTL Corp. Bhd	994	335
YTL Power International Bhd	445	153
		26,989
Mexico 3.4%
Alfa SAB de CV - Class A	746	1,090
America Movil SAB de CV - Class L	8,329	5,913
Arca Continental SAB de CV	97	670
Cemex SAB de CV - Series A (a) (d)	3,481	3,153
Coca-Cola Femsa SAB de CV - Class L	123	879
El Puerto de Liverpool SAB de CV - Class C-1	60	471
Fibra Uno Administracion SA de CV	716	1,224
Fomento Economico Mexicano SAB de CV	460	4,084
Gentera SAB de CV	291	480
Gruma SAB de CV - Class B	60	844
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	92	895
Grupo Aeroportuario del Sureste SAB de CV - Class B	52	897
Grupo Bimbo SAB de CV - Class A	402	1,000
Grupo Carso SAB de CV - Class A-1	146	667
Grupo Financiero Banorte SAB de CV - Class O	635	3,654
Grupo Financiero Inbursa SAB de CV - Class O (c)	578	957
Grupo Financiero Santander Mexico SAB de CV - Class B	476	860
Grupo Lala SAB de CV - Class B	214	388
Grupo Mexico SAB de CV - Class B	954	2,863

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Industrias Penoles SAB de CV	37	947
Infraestructura Energetica Nova SAB de CV - Class I	147	704
Kimberly-Clark de Mexico SAB de CV - Class A	394	855
Mexichem SAB de CV	245	667
OHL Mexico SAB de CV	188	266
Promotora y Operadora de Infraestructura SAB de CV (a)	63	682
Southern Copper Corp.	23	813
Wal-Mart de Mexico SAB de CV	1,310	3,022
		38,945
Netherlands 0.3%
Steinhoff International Holdings NV	757	3,623
Peru 0.3%
Cia de Minas Buenaventura SA - ADR	45	539
Credicorp Ltd.	17	2,804
		3,343
Philippines 1.1%
Aboitiz Equity Ventures Inc.	454	674
Aboitiz Power Corp.	377	314
Alliance Global Group Inc.	516	130
Ayala Corp.	59	990
Ayala Land Inc.	1,720	1,132
Bank of the Philippine Islands	186	376
BDO Unibank Inc.	529	1,239
DMCI Holdings Inc.	1,114	253
Energy Development Corp.	2,189	263
Globe Telecom Inc.	10	416
GT Capital Holdings Inc.	24	539
International Container Terminal Services Inc.	124	222
JG Summit Holdings Inc.	728	1,181
Jollibee Foods Corp.	97	381
Megaworld Corp.	4,177	281
Metro Pacific Investments Corp.	3,697	443
Metropolitan Bank & Trust Co.	166	265
PLDT Inc.	25	813
Robinsons Land Corp.	361	165
Security Bank Corp.	29	117
SM Investments Corp.	56	781
SM Prime Holdings Inc.	2,063	1,164
Universal Robina Corp.	228	743
		12,882
Poland 1.2%
Alior Bank SA (a)	20	355
Bank Handlowy w Warszawie SA	7	139
Bank Millennium SA (a)	129	210
Bank Pekao SA	37	1,244
Bank Zachodni WBK SA	9	781
CCC SA	7	436
Cyfrowy Polsat SA (a)	43	262
Eurocash SA	18	147
Grupa Azoty SA	10	181
Grupa Lotos SA (a)	30	418
Jastrzebska Spolka Weglowa SA (a)	12	193
KGHM Polska Miedz SA	37	1,069
LPP SA	—	620
mBank (a)	5	447
PGE SA	229	659
Polski Koncern Naftowy Orlen S.A.	84	2,119
Polskie Gornictwo Naftowe i Gazownictwo SA	425	634
Powszechna Kasa Oszczednosci Bank Polski SA	212	1,713
Powszechny Zaklad Ubezpieczen SA	133	1,162
Synthos SA	139	184
Tauron Polska Energia SA (a)	256	219
Telekomunikacja Polska SA	164	191
		13,383
Qatar 0.8%
Barwa Real Estate Co.	29	286
Commercial Bank of Qatar QSC	51	473
Doha Bank QSC	28	241
Ezdan Holding Group QSC	214	930
Industries Qatar QSC	42	1,270
Masraf Al Rayan	93	1,077
Ooredoo QSC	20	519
	Shares/Par†	Value
Qatar Electricity & Water Co.	6	383
Qatar Gas Transport Co. Ltd.	60	349
Qatar Insurance Co.	32	612
Qatar Islamic Bank SAQ	16	438
Qatar National Bank	59	2,370
		8,948
Romania 0.1%
New Europe Property Investments Plc	64	660
Russian Federation 3.5%
Alrosa AO	665	1,076
Gazprom OAO	2,693	6,126
Inter RAO UES PJSC	8,873	633
Lukoil OAO	106	5,651
Magnit PJSC - GDR	77	2,942
MMC Norilsk Nickel OJSC	14	2,201
Mobile Telesystems PJSC - ADR	131	1,446
Moscow Exchange MICEX-RTS OAO	337	669
NovaTek OAO - GDR	23	2,915
Phosagro OAO - GDR	29	420
Rosneft PJSC	292	1,679
Rostelecom PJSC	251	344
RusHydro JSC	31,346	519
Sberbank of Russia	2,765	7,850
Severstal PAO	49	708
Sistema JSFC - GDR	45	403
Surgutneftegas OAO	1,642	860
Tatneft OAO	356	2,197
VTB Bank OJSC	1,279,105	1,505
		40,144
South Africa 6.0%
Anglo American Platinum Ltd. (a) (c)	11	262
AngloGold Ashanti Ltd.	105	1,125
Aspen Pharmacare Holdings Ltd.	91	1,870
Barclays Africa Group Ltd.	99	1,032
Bid Corp. Ltd.	85	1,633
Bidvest Group Ltd.	87	995
Brait SA	93	544
Capitec Bank Holdings Ltd.	11	599
Coronation Fund Managers Ltd.	53	250
Discover Ltd. (c)	93	893
Exxaro Resources Ltd.	45	392
FirstRand Ltd. (c)	825	2,853
Fortress Income Fund Ltd. - Class A	237	296
Fortress Income Fund Ltd. - Class B	214	529
Foschini Group Ltd.	58	664
Gold Fields Ltd.	202	705
Growthpoint Properties Ltd.	498	960
Hyprop Investments Ltd.	57	523
Impala Platinum Holdings Ltd. (a)	147	495
Imperial Holdings Ltd.	43	532
Investec Ltd.	65	443
Liberty Holdings Ltd.	28	229
Life Healthcare Group Holdings Ltd.	232	500
Massmart Holdings Ltd.	28	284
MMI Holdings Ltd.	248	423
Mondi Ltd.	33	790
Mr Price Group Ltd. (c)	63	746
MTN Group Ltd.	429	3,898
Naspers Ltd. - Class N	111	19,165
Nedbank Group Ltd.	51	922
Netcare Ltd.	228	435
Pick n Pay Stores Ltd.	87	429
Pioneer Foods Ltd.	39	515
PSG Group Ltd.	26	469
Rand Merchant Investment Holdings Ltd.	159	488
Redefine Properties Ltd.	1,223	1,004
Remgro Ltd.	131	2,007
Resilient REIT Ltd.	70	613
RMB Holdings Ltd.	164	718
Sanlam Ltd.	344	1,728
Sappi Ltd.	129	872
Sasol Ltd.	140	4,104
Shoprite Holdings Ltd.	111	1,608
Sibanye Gold Ltd.	183	395

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Spar Group Ltd.	46	600
Standard Bank Group Ltd.	329	3,526
Telkom SA Ltd.	61	342
Tiger Brands Ltd.	43	1,288
Truworths International Ltd. (c)	116	750
Tsogo Sun Holdings Ltd.	78	161
Vodacom Group Ltd.	91	1,026
Woolworths Holdings Ltd.	253	1,319
		68,949
South Korea 13.9%
Amorepacific Corp.	8	2,095
AMOREPACIFIC Group	7	772
BGF retail Co. Ltd.	6	529
BNK Financial Group Inc.	60	496
Celltrion Inc. (a)	20	1,593
Cheil Worldwide Inc.	16	276
CJ CheilJedang Corp.	2	569
CJ Corp.	4	547
CJ E&M Corp.	5	401
CJ Korea Express Co. Ltd. (a)	1	222
Coway Co. Ltd.	13	1,126
Daelim Industrial Co. Ltd.	6	460
Daewoo Engineering & Construction Co. Ltd. (a)	24	156
Daum Communications Corp.	9	634
DGB Financial Group Inc.	53	512
Dongbu Insurance Co. Ltd.	14	791
Dongsuh Cos. Inc.	7	181
Doosan Heavy Industries and Construction Co. Ltd.	14	292
E-Mart Co. Ltd.	5	889
GS Engineering & Construction Corp. (a)	12	334
GS Holdings Corp.	12	659
GSretail Co. Ltd.	6	305
Hana Financial Group Inc.	68	2,228
Hankook Tire Co. Ltd.	19	919
Hanmi Pharm Co. Ltd.	1	343
Hanmi Science Co. Ltd.	3	167
Hanon Systems	54	452
Hanssem Co. Ltd.	3	583
Hanwha Chem Corp.	25	595
Hanwha Corp.	11	348
Hanwha Techwin Co. Ltd. (a)	8	356
Honam Petrochemical Corp.	4	1,247
Hotel Shilla Co. Ltd.	8	337
Hyosung Corp.	5	602
Hyundai Department Store Co. Ltd.	4	361
Hyundai Development Co.	16	567
Hyundai Engineering & Construction Co. Ltd.	17	757
Hyundai Glovis Co. Ltd.	5	667
Hyundai Heavy Industries Co. Ltd. (a) (b)	11	1,594
Hyundai Marine & Fire Insurance Co. Ltd.	16	496
Hyundai Mobis	17	3,699
Hyundai Motor Co.	38	5,391
Hyundai Steel Co.	19	997
Hyundai Wia Corp.	5	311
Industrial Bank of Korea	73	799
Kangwon Land Inc.	33	1,112
KB Financial Group Inc.	100	4,394
KCC Corp.	1	452
KEPCO Plant Service & Engineering Co. Ltd.	8	426
Kia Motors Corp.	65	2,143
Korea Aerospace Industries Ltd.	18	918
Korea Electric Power Corp.	61	2,532
Korea Gas Corp.	7	296
Korea Investment Holdings Co. Ltd.	9	393
Korea Life Insurance Co. Ltd.	60	325
Korea Zinc Co. Ltd.	2	749
Korean Air Lines Co. Ltd. (a)	12	326
KT Corp. - ADR	10	161
KT&G Corp.	30	2,614
Kumho Petro chemical Co. Ltd.	4	306
LG Chem Ltd.	11	3,007
LG Corp.	25	1,597
LG Display Co. Ltd.	62	1,674
LG Electronics Inc.	27	1,650
	Shares/Par†	Value
LG Household & Health Care Ltd.	2	1,728
LG Innotek Co. Ltd.	4	444
LG Uplus Corp.	36	466
Lotte Chilsung Beverage Co. Ltd.	—	254
Lotte Confectionery Co. Ltd.	2	343
Lotte Shopping Co. Ltd.	3	524
Mirae Asset Daewoo Co. Ltd.	92	747
NCSoft Corp.	5	1,304
NHN Corp.	7	5,534
OCI Co. Ltd.	5	398
Orion Corp.	1	603
Ottogi Corp.	—	265
POSCO	18	4,784
Posco Daewoo Corp.	11	227
S1 Corp.	4	351
Samsung Biologics Co. Ltd. (a)	5	708
Samsung C&T Corp	19	2,174
Samsung Card Co. Ltd.	9	305
Samsung Electro-Mechanics Co. Ltd.	13	800
Samsung Electronics Co. Ltd.	25	45,928
Samsung Fire & Marine Insurance Co. Ltd.	8	2,004
Samsung Heavy Industries Co. Ltd. (a)	65	651
Samsung Life Insurance Co. Ltd.	18	1,726
Samsung SDI Co Ltd.	13	1,614
Samsung SDS Co. Ltd.	8	966
Samsung Securities Co. Ltd.	15	457
Shinhan Financial Group Co. Ltd.	107	4,442
Shinsegae Co. Ltd.	2	296
SK C&C Co. Ltd.	11	2,469
SK Hynix Inc.	149	6,728
SK Innovation Co. Ltd.	16	2,398
SK Networks Co. Ltd.	22	149
SK Telecom Co. Ltd.	5	1,208
S-Oil Corp.	11	960
Woori Bank	85	987
Woori Investment & Securities Co. Ltd.	33	368
Yuhan Corp.	2	411
		158,451
Taiwan 12.0%
Acer Inc.	918	436
Advanced Semiconductor Engineering Inc.	1,738	2,226
Advantech Co. Ltd.	77	646
Asia Cement Corp.	649	655
Asia Pacific Telecom Co. Ltd. (a)	741	243
Asustek Computer Inc.	178	1,760
AU Optronics Corp.	2,206	859
Casetek Holdings Ltd.	63	208
Catcher Technology Co. Ltd.	169	1,665
Cathay Financial Holding Co. Ltd.	2,021	3,244
Chailease Holding Co. Ltd.	286	669
Chang Hwa Commercial Bank	1,172	714
Cheng Shin Rubber Industry Co. Ltd.	503	1,040
Chicony Electronics Co. Ltd.	124	315
Chimei Innolux Corp.	2,192	907
China Airlines Ltd.	783	272
China Development Financial Holding Corp.	3,212	882
China Life Insurance Co. Ltd.	980	969
China Steel Corp.	3,033	2,529
Chinatrust Financial Holding Co. Ltd.	4,485	2,771
Chunghwa Telecom Co. Ltd.	958	3,253
Compal Electronics Inc.	938	612
Delta Electronics Inc.	480	2,572
E. Sun Financial Holding Co. Ltd.	1,897	1,153
Eclat Textile Co. Ltd.	54	541
Eva Airways Corp.	430	228
Evergreen Marine Corp Taiwan Ltd. (a)	367	172
Far Eastern New Century Corp.	741	643
Far EasTone Telecommunications Co. Ltd.	394	967
Feng Tay Enterprise Co. Ltd.	76	303
First Financial Holding Co. Ltd.	2,396	1,461
Formosa Chemicals & Fibre Corp.	780	2,425
Formosa Petrochemical Corp.	291	1,016
Formosa Plastics Corp.	1,012	3,016
Formosa Taffeta Co. Ltd.	148	158

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Foxconn Technology Co. Ltd.	264	804
Fubon Financial Holding Co. Ltd.	1,696	2,766
Giant Manufacturing Co. Ltd.	68	402
Highwealth Construction Corp.	256	450
Hiwin Technologies Corp.	65	406
Hon Hai Precision Industry Co. Ltd.	3,978	11,930
Hotai Motor Co. Ltd.	57	668
HTC Corp. (a)	162	414
Hua Nan Financial Holdings Co. Ltd.	1,726	964
Inventec Co. Ltd.	636	477
Largan Precision Co. Ltd.	26	4,095
Lite-On Technology Corp.	503	867
MediaTek Inc.	382	2,708
Mega Financial Holdings Co. Ltd.	2,710	2,187
Merida Industry Co. Ltd.	51	269
Micro-Star International Co. Ltd.	191	444
Nan Ya Plastics Corp.	1,176	2,786
Nanya Technology Corp.	220	351
Nien Made Enterprise Co. Ltd.	41	382
Novatek Microelectronics Corp.	172	665
OBI Pharma Inc. (a)	40	360
Pegatron Corp.	508	1,504
Phison Electronics Corp.	41	368
Pou Chen Corp.	512	709
Powertech Technology Inc.	203	592
President Chain Store Corp.	140	1,153
Quanta Computer Inc.	695	1,413
Realtek Semiconductor Corp.	137	489
Ruentex Development Co. Ltd. (a)	192	230
Ruentex Industries Ltd.	151	243
Shin Kong Financial Holding Co. Ltd. (a) (c)	2,177	635
Siliconware Precision Industries Co.	519	847
SinoPac Financial Holdings Co. Ltd.	2,691	840
Standard Foods Corp.	93	231
Synnex Technology International Corp.	349	375
TaiMed Biologics Inc. (a)	55	323
Taishin Financial Holding Co. Ltd.	1,999	833
Taiwan Business Bank	1,044	289
Taiwan Cement Corp.	854	1,022
Taiwan Cooperative Financial Holding	1,848	920
Taiwan Fertilizer Co. Ltd.	219	303
Taiwan Mobile Co. Ltd.	384	1,410
Taiwan Semiconductor Manufacturing Co. Ltd.	6,245	39,157
Teco Electric and Machinery Co. Ltd.	457	465
Transcend Information Inc.	54	177
Uni-President Enterprises Corp.	1,261	2,363
United Microelectronics Corp.	2,809	1,127
Vanguard International Semiconductor Corp.	257	489
Wistron Corp.	581	532
WPG Holdings Co. Ltd.	315	396
Yuanta Financial Holding Co. Ltd.	2,271	958
Yulon Motor Co. Ltd.	266	248
Zhen Ding Technology Holding Ltd.	125	293
		136,859
Thailand 2.2%
Advanced Info Service PCL - NVDR	247	1,281
Advanced Info Service PCL	19	100
Airports of Thailand PCL - NVDR	1,045	1,194
Bangkok Bank PCL - NVDR	26	138
Bangkok Bank PCL	32	173
Bangkok Dusit Medical Services PCL - NVDR	975	602
Bangkok Expressway & Metro PCL - NVDR	1,682	372
Banpu PCL	128	74
Banpu PCL - NVDR	194	112
BEC World PCL - NVDR	166	84
BEC World PCL	73	37
Berli Jucker PCL - NVDR	270	366
BTS Group Holdings PCL - NVDR	1,366	336
Bumrungrad Hospital PCL - NVDR	92	488
Central Pattana PCL - NVDR	334	552
Charoen Pokphand Foods PCL	129	104
Charoen Pokphand Foods PCL - NVDR	546	441
CP ALL PCL - NVDR	1,016	1,745
CP ALL PCL	196	337
	Shares/Par†	Value
Delta Electronics Thailand PCL - NVDR	127	323
Electricity Generating PCL - NVDR	27	169
Energy Absolute PCL - NVDR	265	214
Glow Energy PCL - NVDR	102	245
Glow Energy PCL	12	28
Home Product Center PCL - NVDR	875	246
Indorama Ventures PCL - NVDR	300	308
IRPC PCL	198	30
IRPC PCL - NVDR	2,019	303
Kasikornbank PCL	25	139
Kasikornbank PCL - NVDR	422	2,324
KCE Electronics PCL - NVDR	61	187
Krung Thai Bank PCL	61	36
Krung Thai Bank PCL	244	145
Krung Thai Bank PCL - NVDR	516	306
Minor International PCL - NVDR	570	610
PTT Exploration & Production PCL - NVDR	272	737
PTT Exploration & Production PCL	83	226
PTT Global Chemical PCL - NVDR	467	995
PTT Global Chemical PCL	44	94
PTT PCL - NVDR	200	2,252
PTT PCL	44	491
Robinson Department Store PCL - NVDR	104	194
Siam Cement PCL - NVDR	107	1,682
Siam Commercial Bank PCL	39	185
Siam Commercial Bank PCL - NVDR	436	2,067
Thai Oil PCL - NVDR	179	394
Thai Oil PCL	35	76
Thai Union Frozen Products PCL - NVDR	416	259
TMB Bank PCL - NVDR	2,616	186
True Corp PCL - NVDR	2,923	578
		24,565
Turkey 1.0%
Akbank T.A.S.	559	1,313
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	271
Arcelik A/S	61	382
BIM Birlesik Magazalar A/S	57	871
Coca-Cola Icecek A/S	20	193
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	606	483
Eregli Demir ve Celik Fabrikalari TAS	374	608
Ford Otomotiv Sanayi A/S	19	182
Haci Omer Sabanci Holding A/S	216	593
KOC Holding A/S	156	658
Petkim Petrokimya Holding AS	140	195
TAV Havalimanlari Holding A/S	31	124
Tofas Turk Otomobil Fabrikasi A/S	25	189
Tupras Turkiye Petrol Rafinerileri A/S	34	834
Turk Hava Yollari (a)	107	160
Turk Telekomunikasyon A/S	112	181
Turkcell Iletisim Hizmet A/S (a)	206	678
Turkiye Garanti Bankasi A/S	600	1,463
Turkiye Halk Bankasi A/S	155	443
Turkiye Is Bankasi - Class C	439	801
Turkiye Sise ve Cam Fabrikalari A/S	203	233
Turkiye Vakiflar Bankasi Tao	232	342
Ulker Biskuvi Sanayi A/S	35	178
Yapi ve Kredi Bankasi A/S (a)	314	328
		11,703
United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	504	934
Aldar Properties PJSC	766	472
DP World Ltd.	43	925
Dubai Islamic Bank PJSC	323	492
DXB Entertainments PJSC (a)	992	275
Emaar Malls Group PJSC	425	306
Emaar Properties PJSC	920	1,829
Emirates Telecommunications Group Co. PJSC	433	2,127
First Gulf Bank PJSC	221	777
National Bank of Abu Dhabi PJSC	169	471
		8,608
Total Common Stocks (cost $1,030,445)		1,061,413

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
PREFERRED STOCKS 4.6%
Brazil 3.1%
Banco Bradesco SA (d)	695	7,165
Braskem SA - Series A	47	479
Centrais Eletricas Brasileiras SA - Series B (a)	67	475
Cia Brasileira de Distribuicao Grupo Pao de Acucar	41	794
Cia Energetica de Minas Gerais	174	578
Cia Paranaense de Energia - Series B	24	247
Gerdau SA	219	763
Itau Unibanco Holding SA (d)	825	10,014
Itausa - Investimentos Itau SA	999	3,047
Lojas Americanas SA (d)	205	1,068
Petroleo Brasileiro SA (a) (d)	993	4,622
Suzano Papel e Celulose SA - Series A	90	380
Telefonica Brasil SA	109	1,614
Vale SA - Class A	491	4,445
		35,691
Chile 0.1%
Embotelladora Andina SA - Series B	61	236
Sociedad Quimica y Minera de Chile SA - Series B	27	934
		1,170
Colombia 0.2%
Bancolombia SA	116	1,157
Grupo Aval Acciones y Valores	1,078	439
Grupo de Inversiones Suramericana SA	29	385
		1,981
Mexico 0.3%
Grupo Televisa SAB (d)	607	3,144
Russian Federation 0.2%
AK Transneft OAO	—	1,170
Surgutneftegas OAO	1,911	1,093
		2,263
South Korea 0.7%
Amorepacific Corp.	2	333
Hyundai Motor Co.	6	532
Hyundai Motor Co.	10	888
LG Chem Ltd.	2	415
LG Household & Health Care Ltd.	1	228
	Shares/Par†	Value
Samsung Electronics Co. Ltd.	4	6,301
		8,697
Total Preferred Stocks (cost $51,345)		52,946
RIGHTS 0.0%
Brazil 0.0%
ITAUSA - Investimentos ITAU SA (a) (b)	15	16
Qatar 0.0%
Doha Bank QSC (a) (b)	6	10
South Africa 0.0%
Life Healthcare Group Holdings Ltd. (a)	79	27
Total Rights (cost $0)		53
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.5%
JNL Money Market Fund, 0.53% (e) (f)	39,754	39,754
Securities Lending Collateral 0.5%
Securities Lending Cash Collateral Fund LLC, 0.63% (e) (f)	5,650	5,650
Treasury Securities 0.1%
U.S. Treasury Bill
0.65%, 06/15/17 (g)	1,255	1,253
Total Short Term Investments (cost $46,657)		46,657
Total Investments 101.8% (cost $1,128,447)		1,161,069
Other Derivative Instruments (0.0)%		(268)
Other Assets and Liabilities, Net (1.8)%		(20,307)
Total Net Assets 100.0%		$1,140,494

(a) Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(c) All or portion of the security was on loan.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(g) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index	520	June 2017	24,896	$(185)	$101

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
BRL/USD	BOA	04/04/17	BRL	8,187	$2,615	$(10)
MXN/USD	HSB	04/04/17	MXN	20,980	1,121	(4)
RUB/USD	JPM	04/04/17	RUB	47,079	836	(4)
ZAR/USD	HSB	04/04/17	ZAR	19,224	1,433	(65)
					$6,005	$(83)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital European 30 Fund
COMMON STOCKS 96.1%
Belgium 3.4%
Belgacom SA	392	$12,278
France 17.0%
Carrefour SA	466	10,986
Compagnie Generale des Etablissements Michelin	105	12,733
Eiffage SA	163	12,786
Eutelsat Communications Group SA	586	13,058
Sanofi SA	139	12,581
		62,144
Germany 17.2%
Bayer AG	107	12,303
Continental AG	58	12,767
Daimler AG	152	11,195
Hugo Boss AG	190	13,877
Siemens AG	94	12,901
		63,043
Ireland 3.1%
Paddy Power Betfair Plc	106	11,363
Italy 3.4%
Terna Rete Elettrica Nazionale SpA	2,524	12,512
Netherlands 6.6%
Koninklijke Ahold NV	549	11,729
Koninklijke Philips Electronics NV	382	12,261
		23,990
Norway 5.6%
Marine Harvest ASA	637	9,716
Statoil ASA	618	10,622
		20,338
Spain 6.6%
Enagas SA	459	11,896
Red Electrica Corp. SA	634	12,149
		24,045
Sweden 3.1%
Nordea Bank AB	1,005	11,470
Switzerland 6.4%
Novartis AG	157	11,673
Swisscom AG	25	11,761
		23,434
United Kingdom 23.7%
Babcock International Group Plc	979	10,820
Barratt Developments Plc	1,918	13,139
easyJet Plc	923	11,866
Marks & Spencer Group Plc	2,879	12,161
Persimmon Plc	513	13,453
SSE Plc	606	11,205
Taylor Wimpey Plc	5,750	13,908
		86,552
Total Common Stocks (cost $349,236)		351,169
PREFERRED STOCKS 3.4%
Switzerland 3.4%
Lindt & Spruengli AG (a)	2	12,328
Total Preferred Stocks (cost $11,954)		12,328
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Money Market Fund, 0.53% (b) (c)	194	194
Total Short Term Investments (cost $194)		194
Total Investments 99.5% (cost $361,384)		363,691
Other Assets and Liabilities, Net 0.5%		1,861
Total Net Assets 100.0%		$365,552

(a) Convertible security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Pacific Rim 30 Fund
COMMON STOCKS 97.3%
Australia 23.4%
Amcor Ltd.	683	$7,861
LendLease Corp. Ltd.	721	8,571
National Australia Bank Ltd.	330	8,414
Qantas Airways Ltd.	3,088	9,176
Stockland	2,277	8,073
Telstra Corp. Ltd.	1,991	7,084
Woodside Petroleum Ltd.	329	8,072
		57,251
Hong Kong 13.4%
CK Hutchison Holdings Ltd.	646	7,953
CLP Holdings Ltd.	797	8,349
Techtronic Industries Co.	2,079	8,416
Yue Yuen Industrial Holdings Ltd.	2,032	7,988
		32,706
Japan 47.1%
ABC-Mart Inc.	131	7,702
Asahi Breweries Ltd.	236	8,955
Bandai Namco Holdings Inc.	273	8,195
Daicel Corp.	659	7,958
Daito Trust Construction Co. Ltd.	49	6,792
Hankyu Hanshin Holdings Inc.	229	7,482
Japan Tobacco Inc.	229	7,440
KDDI Corp.	294	7,724
Lawson Inc.	107	7,241
Nagoya Railroad Co. Ltd. (a)	1,550	6,990
Nexon Co. Ltd.	514	8,174
Nippon Telegraph & Telephone Corp.	176	7,512
NTT DoCoMo Inc.	325	7,592
Sundrug Co. Ltd.	216	7,281
Toray Industries Inc.	910	8,099
		115,137
New Zealand 3.1%
Spark New Zealand Ltd.	3,086	7,564
Singapore 10.3%
Ascendas REIT	4,681	8,430
Jardine Cycle & Carriage Ltd.	267	8,350
Oversea-Chinese Banking Corp. Ltd.	1,188	8,254
		25,034
Total Common Stocks (cost $229,628)		237,692
INVESTMENT COMPANIES 2.0%
United States of America 2.0%
Vanguard MSCI Pacific ETF (a)	77	4,856
Total Investment Companies (cost $4,861)		4,856
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.1%
JNL Money Market Fund, 0.53% (b) (c)	226	226
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (c)	281	281
Total Short Term Investments (cost $507)		507
Total Investments 99.5% (cost $234,996)		243,055
Other Assets and Liabilities, Net 0.5%		1,340
Total Net Assets 100.0%		$244,395

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital S&P 500 Index Fund
COMMON STOCKS 97.6%
Consumer Discretionary 12.1%
Advance Auto Parts Inc.	25	$3,645
Amazon.com Inc. (a)	135	119,887
AutoNation Inc. (a)	23	961
AutoZone Inc. (a)	10	7,178
Bed Bath & Beyond Inc.	57	2,245
Best Buy Co. Inc.	98	4,815
BorgWarner Inc.	73	3,063
Carmax Inc. (a) (b)	66	3,902
Carnival Plc	143	8,437
CBS Corp. - Class B	127	8,808
Charter Communications Inc. - Class A (a) (b)	73	23,930
Chipotle Mexican Grill Inc. (a) (b)	10	4,602
Coach Inc.	97	4,017
Comcast Corp. - Class A	1,616	60,744
D.R. Horton Inc.	112	3,736
Darden Restaurants Inc.	42	3,554
Delphi Automotive Plc	93	7,516
Discovery Communications Inc. - Class A (a) (b)	51	1,494
Discovery Communications Inc. - Class C (a)	76	2,162
DISH Network Corp. - Class A (a)	77	4,895
Dollar General Corp.	88	6,147
Dollar Tree Inc. (a)	79	6,182
Expedia Inc.	41	5,176
Foot Locker Inc.	46	3,454
Ford Motor Co.	1,322	15,393
Gap Inc.	78	1,884
Garmin Ltd.	39	2,013
General Motors Co.	473	16,717
Genuine Parts Co.	51	4,710
Goodyear Tire & Rubber Co.	89	3,219
H&R Block Inc.	80	1,857
HanesBrands Inc. (b)	134	2,783
Harley-Davidson Inc.	60	3,656
Hasbro Inc. (b)	39	3,929
Home Depot Inc.	415	60,941
Interpublic Group of Cos. Inc.	136	3,332
Kohl's Corp.	64	2,545
Leggett & Platt Inc.	45	2,280
Lennar Corp. - Class A	69	3,551
Limited Brands Inc.	82	3,845
LKQ Corp. (a)	103	3,020
Lowe's Cos. Inc.	297	24,395
Macy's Inc.	106	3,143
Marriott International Inc. - Class A	107	10,114
Mattel Inc.	119	3,058
McDonald's Corp.	280	36,244
Michael Kors Holdings Ltd. (a)	60	2,294
Mohawk Industries Inc. (a)	21	4,803
Netflix Inc. (a)	147	21,722
Newell Brands Inc.	163	7,687
News Corp. - Class A	128	1,669
News Corp. - Class B	35	467
Nike Inc. - Class B	457	25,467
Nordstrom Inc. (b)	43	2,003
Omnicom Group Inc. (b)	82	7,037
O'Reilly Automotive Inc. (a)	31	8,443
Priceline Group Inc. (a)	17	29,847
Pulte Homes Inc.	107	2,523
PVH Corp.	29	2,974
Ralph Lauren Corp. - Class A	20	1,626
Ross Stores Inc.	135	8,870
Royal Caribbean Cruises Ltd.	56	5,450
Scripps Networks Interactive Inc. - Class A	32	2,469
Signet Jewelers Ltd.	24	1,653
Staples Inc.	225	1,972
Starbucks Corp.	496	28,972
Target Corp.	191	10,566
Tegna Inc.	77	1,984
Tiffany & Co. (b)	37	3,542
Time Warner Inc.	263	25,670
TJX Cos. Inc.	223	17,670
	Shares/Par†	Value
Tractor Supply Co.	46	3,150
TripAdvisor Inc. (a)	40	1,707
Twenty-First Century Fox Inc. - Class A	361	11,707
Twenty-First Century Fox Inc. - Class B	164	5,208
Ulta Salon Cosmetics & Fragrance Inc. (a)	20	5,689
Under Armour Inc. - Class A (a) (b)	60	1,190
Under Armour Inc. - Class C (a) (b)	61	1,109
VF Corp.	114	6,245
Viacom Inc. - Class B	119	5,564
Walt Disney Co.	499	56,540
Whirlpool Corp.	26	4,502
Wyndham Worldwide Corp.	39	3,309
Wynn Resorts Ltd.	27	3,096
Yum! Brands Inc.	119	7,596
		857,171
Consumer Staples 9.1%
Altria Group Inc.	661	47,209
Archer-Daniels-Midland Co.	200	9,217
Brown-Forman Corp. - Class B	62	2,867
Campbell Soup Co.	66	3,752
Church & Dwight Co. Inc.	88	4,394
Clorox Co.	44	5,969
Coca-Cola Co.	1,317	55,902
Colgate-Palmolive Co.	300	21,968
ConAgra Brands Inc.	143	5,771
Constellation Brands Inc. - Class A	59	9,595
Costco Wholesale Corp.	150	25,132
Coty Inc. - Class A	160	2,900
CVS Health Corp.	350	27,492
Dr. Pepper Snapple Group Inc.	64	6,273
Estee Lauder Cos. Inc. - Class A	75	6,346
General Mills Inc.	200	11,774
Hershey Co.	49	5,354
Hormel Foods Corp.	91	3,143
JM Smucker Co.	40	5,239
Kellogg Co.	84	6,110
Kimberly-Clark Corp.	122	16,017
Kraft Heinz Foods Co.	204	18,492
Kroger Co.	315	9,304
McCormick & Co. Inc.	39	3,793
Mead Johnson Nutrition Co.	63	5,602
Molson Coors Brewing Co. - Class B	61	5,858
Mondelez International Inc. - Class A	521	22,456
Monster Beverage Corp. (a)	138	6,359
PepsiCo Inc.	487	54,445
Philip Morris International Inc.	528	59,604
Procter & Gamble Co.	873	78,429
Reynolds American Inc.	282	17,796
Sysco Corp.	172	8,911
Tyson Foods Inc. - Class A	98	6,066
Walgreens Boots Alliance Inc.	291	24,191
Wal-Mart Stores Inc.	513	36,967
Whole Foods Market Inc.	109	3,253
		643,950
Energy 6.4%
Anadarko Petroleum Corp.	190	11,767
Apache Corp.	127	6,505
Baker Hughes Inc.	145	8,700
Cabot Oil & Gas Corp.	157	3,748
Chesapeake Energy Corp. (a) (b)	251	1,491
Chevron Corp.	646	69,403
Cimarex Energy Co.	33	3,910
Concho Resources Inc. (a)	50	6,370
ConocoPhillips Co.	418	20,864
Devon Energy Corp.	177	7,378
EOG Resources Inc.	196	19,098
EQT Corp.	58	3,552
Exxon Mobil Corp.	1,416	116,110
Halliburton Co.	294	14,472
Helmerich & Payne Inc. (b)	36	2,390
Hess Corp.	89	4,292
Kinder Morgan Inc.	649	14,107
Marathon Oil Corp.	282	4,460
Marathon Petroleum Corp.	181	9,163

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Murphy Oil Corp.	49	1,413
National Oilwell Varco Inc.	130	5,197
Newfield Exploration Co. (a)	66	2,439
Noble Energy Inc.	144	4,932
Occidental Petroleum Corp.	260	16,473
Oneok Inc. (b)	74	4,101
Phillips 66	151	11,962
Pioneer Natural Resources Co.	57	10,681
Range Resources Corp.	63	1,841
Schlumberger Ltd.	473	36,978
Southwestern Energy Co. (a)	165	1,348
TechnipFMC Plc (a)	159	5,178
Tesoro Corp.	42	3,402
Transocean Ltd. (a) (b)	131	1,630
Valero Energy Corp.	154	10,232
Williams Cos. Inc.	282	8,344
		453,931
Financials 14.2%
Affiliated Managers Group Inc.	18	3,011
Aflac Inc.	137	9,926
Allstate Corp.	127	10,370
American Express Co.	258	20,450
American International Group Inc.	318	19,837
Ameriprise Financial Inc.	54	7,000
Aon Plc - Class A	91	10,785
Arthur J Gallagher & Co.	60	3,372
Assurant Inc.	21	2,008
Bank of America Corp.	3,423	80,749
Bank of New York Mellon Corp. (c)	354	16,730
BB&T Corp.	277	12,365
Berkshire Hathaway Inc. - Class B (a)	648	108,092
BlackRock Inc.	41	15,885
Capital One Financial Corp.	165	14,274
CBOE Holdings Inc.	31	2,539
Charles Schwab Corp.	415	16,928
Chubb Ltd. (b)	158	21,474
Cincinnati Financial Corp. (b)	52	3,770
Citigroup Inc.	946	56,592
Citizens Financial Group Inc.	177	6,122
CME Group Inc.	115	13,638
Comerica Inc.	59	4,038
Discover Financial Services	135	9,203
E*TRADE Financial Corp. (a)	95	3,320
Essex Property Trust Inc.	22	5,080
Fifth Third Bancorp	260	6,610
Franklin Resources Inc.	119	5,031
Goldman Sachs Group Inc.	126	28,949
Hartford Financial Services Group Inc.	133	6,411
Huntington Bancshares Inc.	366	4,900
Intercontinental Exchange Inc.	200	11,971
Invesco Ltd.	144	4,402
JPMorgan Chase & Co.	1,219	107,042
KeyCorp	365	6,494
Leucadia National Corp.	113	2,931
Lincoln National Corp.	79	5,178
Loews Corp.	91	4,242
M&T Bank Corp.	54	8,403
Marsh & McLennan Cos. Inc.	176	12,991
MetLife Inc.	373	19,682
Moody's Corp.	57	6,398
Morgan Stanley	491	21,054
NASDAQ Inc.	39	2,690
Navient Corp.	118	1,739
Northern Trust Corp.	73	6,351
People's United Financial Inc.	104	1,893
PNC Financial Services Group Inc.	166	19,936
Principal Financial Group Inc.	92	5,790
Progressive Corp.	195	7,646
Prudential Financial Inc.	148	15,816
Raymond James Financial Inc.	44	3,330
Regions Financial Corp.	421	6,113
S&P Global Inc.	89	11,678
State Street Corp.	125	9,935
SunTrust Banks Inc.	167	9,257
	Shares/Par†	Value
Synchrony Financial	269	9,226
T. Rowe Price Group Inc.	85	5,766
Torchmark Corp.	37	2,828
Travelers Cos. Inc.	97	11,675
U.S. Bancorp	546	28,113
Unum Group	82	3,855
Wells Fargo & Co.	1,541	85,763
Weyerhaeuser Co.	253	8,602
Willis Towers Watson Plc	44	5,770
XL Group Ltd.	94	3,728
Zions Bancorp	68	2,846
		1,010,593
Health Care 13.6%
Abbott Laboratories	590	26,203
AbbVie Inc.	544	35,462
Aetna Inc.	119	15,159
Agilent Technologies Inc.	112	5,899
Alexion Pharmaceuticals Inc. (a)	75	9,092
Allergan Plc	114	27,275
AmerisourceBergen Corp.	57	5,066
Amgen Inc.	251	41,257
Anthem Inc.	90	14,929
Baxter International Inc.	167	8,642
Becton Dickinson & Co.	72	13,149
Biogen Inc. (a)	74	20,144
Boston Scientific Corp. (a)	461	11,459
Bristol-Myers Squibb Co.	569	30,926
Cardinal Health Inc.	110	9,002
Celgene Corp. (a)	266	33,053
Centene Corp. (a)	57	4,082
Cerner Corp. (a)	102	6,031
CIGNA Corp.	88	12,857
Cooper Cos. Inc.	17	3,301
CR Bard Inc.	25	6,184
Danaher Corp.	206	17,610
DaVita Inc. (a)	57	3,897
DENTSPLY SIRONA Inc.	81	5,051
Edwards Lifesciences Corp. (a)	72	6,781
Eli Lilly & Co.	329	27,696
Envision Healthcare Corp. (a)	40	2,435
Express Scripts Holding Co. (a)	210	13,861
Gilead Sciences Inc.	448	30,409
HCA Holdings Inc. (a)	99	8,773
Henry Schein Inc. (a)	28	4,759
Hologic Inc. (a)	93	3,974
Humana Inc.	50	10,329
Idexx Laboratories Inc. (a)	31	4,717
Illumina Inc. (a)	50	8,472
Incyte Corp. (a)	60	7,971
Intuitive Surgical Inc. (a)	13	9,612
Johnson & Johnson	928	115,573
Laboratory Corp. of America Holdings (a)	34	4,850
Mallinckrodt Plc (a)	39	1,722
McKesson Corp.	72	10,703
Medtronic Plc	469	37,767
Merck & Co. Inc.	938	59,578
Mettler-Toledo International Inc. (a)	9	4,326
Mylan NV (a)	155	6,054
Patterson Cos. Inc.	28	1,264
PerkinElmer Inc.	37	2,153
Perrigo Co. Plc (b)	49	3,245
Pfizer Inc.	2,032	69,523
Quest Diagnostics Inc.	47	4,641
Regeneron Pharmaceuticals Inc. (a)	26	10,003
Stryker Corp.	105	13,878
Thermo Fisher Scientific Inc.	134	20,645
UnitedHealth Group Inc.	328	53,873
Universal Health Services Inc. - Class B	31	3,804
Varian Medical Systems Inc. (a)	33	2,999
Vertex Pharmaceuticals Inc. (a)	84	9,173
Waters Corp. (a)	28	4,331
Zimmer Biomet Holdings Inc.	68	8,265
Zoetis Inc. - Class A	167	8,912
		962,801

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Industrials 9.9%
3M Co.	205	39,204
Acuity Brands Inc.	15	3,009
Alaska Air Group Inc.	42	3,828
Allegion Plc	34	2,600
American Airlines Group Inc.	172	7,281
AMETEK Inc.	81	4,366
Arconic Inc.	147	3,864
Boeing Co.	194	34,397
C.H. Robinson Worldwide Inc.	48	3,676
Caterpillar Inc.	199	18,463
Cintas Corp.	30	3,774
CSX Corp.	321	14,948
Cummins Inc.	54	8,099
Deere & Co.	98	10,693
Delta Air Lines Inc.	254	11,682
Dover Corp.	52	4,211
Dun & Bradstreet Corp.	12	1,318
Eaton Corp. Plc	156	11,566
Emerson Electric Co.	217	12,978
Equifax Inc.	40	5,466
Expeditors International of Washington Inc.	63	3,563
Fastenal Co.	97	4,996
FedEx Corp.	83	16,183
Flowserve Corp.	44	2,139
Fluor Corp.	44	2,337
Fortive Corp.	101	6,096
Fortune Brands Home & Security Inc.	52	3,155
General Dynamics Corp.	98	18,420
General Electric Co.	2,979	88,775
Honeywell International Inc.	259	32,331
Illinois Tool Works Inc.	108	14,266
Ingersoll-Rand Plc	88	7,193
Jacobs Engineering Group Inc.	38	2,092
JB Hunt Transport Services Inc.	31	2,811
Johnson Controls International Plc	318	13,391
Kansas City Southern	37	3,140
L3 Technologies Inc.	27	4,432
Lockheed Martin Corp.	86	22,941
Masco Corp.	112	3,810
Nielsen Holdings Plc	114	4,721
Norfolk Southern Corp.	102	11,383
Northrop Grumman Systems Corp.	60	14,291
PACCAR Inc. (b)	119	7,979
Parker Hannifin Corp.	46	7,430
Pentair Plc	57	3,563
Quanta Services Inc. (a)	54	1,993
Raytheon Co.	100	15,272
Republic Services Inc.	80	5,026
Robert Half International Inc.	48	2,327
Rockwell Automation Inc.	45	7,000
Rockwell Collins Inc.	44	4,309
Roper Industries Inc.	35	7,183
Ryder System Inc.	18	1,359
Snap-On Inc.	20	3,436
Southwest Airlines Co.	215	11,537
Stanley Black & Decker Inc.	51	6,836
Stericycle Inc. (a)	29	2,367
Textron Inc.	93	4,424
TransDigm Group Inc.	17	3,748
Union Pacific Corp.	278	29,431
United Continental Holdings Inc. (a)	100	7,063
United Parcel Service Inc. - Class B	234	25,139
United Rentals Inc. (a)	28	3,525
United Technologies Corp.	256	28,714
Verisk Analytics Inc. (a)	52	4,214
Waste Management Inc.	138	10,076
WW Grainger Inc.	19	4,447
Xylem Inc.	60	3,028
		699,315
Information Technology 21.5%
Accenture Plc - Class A (b)	211	25,296
Activision Blizzard Inc.	232	11,593
Adobe Systems Inc. (a)	169	21,979
	Shares/Par†	Value
Advanced Micro Devices Inc. (a) (b)	263	3,832
Akamai Technologies Inc. (a)	60	3,570
Alliance Data Systems Corp.	19	4,755
Alphabet Inc. - Class A (a)	101	86,008
Alphabet Inc. - Class C (a)	101	83,781
Amphenol Corp. - Class A	104	7,373
Analog Devices Inc.	124	10,187
Apple Inc.	1,791	257,353
Applied Materials Inc.	369	14,347
Autodesk Inc. (a)	67	5,760
Automatic Data Processing Inc.	154	15,773
Broadcom Ltd.	137	29,983
CA Inc.	104	3,296
Cisco Systems Inc.	1,705	57,637
Citrix Systems Inc. (a)	54	4,476
Cognizant Technology Solutions Corp. - Class A (a)	208	12,369
Corning Inc.	323	8,713
CSRA Inc.	48	1,421
eBay Inc. (a)	345	11,588
Electronic Arts Inc. (a)	104	9,299
F5 Networks Inc. (a)	24	3,367
Facebook Inc. - Class A (a) (b)	804	114,231
Fidelity National Information Services Inc.	110	8,770
Fiserv Inc. (a)	75	8,657
FLIR Systems Inc.	46	1,670
Global Payments Inc.	52	4,186
Harris Corp.	43	4,795
Hewlett Packard Enterprise Co.	562	13,331
HP Inc.	582	10,399
Intel Corp.	1,613	58,176
International Business Machines Corp.	293	51,035
Intuit Inc.	83	9,654
Juniper Networks Inc.	124	3,446
KLA-Tencor Corp.	53	5,015
Lam Research Corp.	55	7,101
MasterCard Inc. - Class A	322	36,181
Microchip Technology Inc.	73	5,369
Micron Technology Inc. (a)	360	10,392
Microsoft Corp.	2,639	173,773
Motorola Solutions Inc.	56	4,856
NetApp Inc.	93	3,872
Nvidia Corp.	201	21,907
Oracle Corp.	1,022	45,585
Paychex Inc.	109	6,443
PayPal Holdings Inc. (a)	380	16,348
Qorvo Inc. (a)	44	2,986
QUALCOMM Inc.	502	28,813
Red Hat Inc. (a)	61	5,314
Salesforce.com Inc. (a)	224	18,446
Seagate Technology (b)	101	4,640
Skyworks Solutions Inc.	64	6,266
Symantec Corp.	208	6,384
Synopsys Inc. (a)	51	3,707
TE Connectivity Ltd.	121	9,010
Teradata Corp. (a) (b)	44	1,371
Texas Instruments Inc.	341	27,497
Total System Services Inc.	56	3,003
VeriSign Inc. (a) (b)	30	2,653
Visa Inc. - Class A (b)	636	56,525
Western Digital Corp.	97	8,006
Western Union Co. (b)	171	3,470
Xerox Corp.	290	2,131
Xilinx Inc.	86	4,968
Yahoo! Inc. (a)	297	13,770
		1,527,908
Materials 2.8%
Air Products & Chemicals Inc.	73	9,863
Albemarle Corp.	38	4,010
Avery Dennison Corp.	31	2,461
Ball Corp.	57	4,242
CF Industries Holdings Inc.	79	2,315
Dow Chemical Co.	379	24,087
Eastman Chemical Co.	50	4,040
Ecolab Inc.	90	11,220

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
EI du Pont de Nemours & Co.	295	23,734
FMC Corp.	48	3,341
Freeport-McMoRan Inc. - Class B (a)	454	6,066
International Flavors & Fragrances Inc.	28	3,746
International Paper Co.	141	7,172
LyondellBasell Industries NV - Class A	113	10,277
Martin Marietta Materials Inc.	21	4,582
Monsanto Co.	150	16,948
Mosaic Co.	113	3,297
Newmont Mining Corp.	178	5,884
Nucor Corp.	107	6,395
PPG Industries Inc.	88	9,224
Praxair Inc.	96	11,433
Sealed Air Corp. (b)	66	2,882
Sherwin-Williams Co.	27	8,521
Vulcan Materials Co.	45	5,369
WestRock Co.	87	4,534
		195,643
Real Estate 2.6%
Alexandria Real Estate Equities Inc.	30	3,354
American Tower Corp.	144	17,519
Apartment Investment & Management Co. - Class A	53	2,330
AvalonBay Communities Inc.	46	8,441
Boston Properties Inc.	51	6,813
CBRE Group Inc. - Class A (a)	103	3,572
Crown Castle International Corp.	123	11,584
Digital Realty Trust Inc.	54	5,732
Equinix Inc.	27	10,621
Equity Residential Properties Inc.	125	7,799
Extra Space Storage Inc.	42	3,098
Federal Realty Investment Trust	23	3,129
GGP Inc.	196	4,541
HCP Inc.	155	4,850
Host Hotels & Resorts Inc. (b)	254	4,733
Iron Mountain Inc.	81	2,899
Kimco Realty Corp.	144	3,187
Macerich Co.	43	2,747
Mid-America Apartment Communities Inc.	38	3,915
ProLogis Inc.	180	9,325
Public Storage	51	11,059
Realty Income Corp.	93	5,511
Regency Centers Corp.	50	3,300
Simon Property Group Inc.	109	18,786
SL Green Realty Corp.	33	3,573
UDR Inc.	88	3,204
Ventas Inc.	119	7,733
Vornado Realty Trust	59	5,888
Welltower Inc.	121	8,544
		187,787
Telecommunication Services 2.3%
AT&T Inc. (b)	2,097	87,130
CenturyLink Inc. (b)	183	4,323
Level 3 Communications Inc. (a)	99	5,638
Verizon Communications Inc.	1,392	67,851
		164,942
Utilities 3.1%
AES Corp.	223	2,490
Alliant Energy Corp.	77	3,041
	Shares/Par†	Value
Ameren Corp.	85	4,616
American Electric Power Co. Inc.	168	11,271
American Water Works Co. Inc.	60	4,694
CenterPoint Energy Inc.	151	4,174
CMS Energy Corp.	97	4,321
Consolidated Edison Inc.	103	7,972
Dominion Resources Inc.	212	16,444
DTE Energy Co.	60	6,146
Duke Energy Corp.	239	19,590
Edison International	109	8,695
Entergy Corp.	60	4,578
Eversource Energy	107	6,262
Exelon Corp.	314	11,298
FirstEnergy Corp.	151	4,807
NextEra Energy Inc.	158	20,317
NiSource Inc.	106	2,531
NRG Energy Inc.	96	1,802
PG&E Corp.	172	11,404
Pinnacle West Capital Corp.	37	3,087
PPL Corp.	231	8,638
Public Service Enterprise Group Inc.	170	7,519
SCANA Corp.	50	3,294
Sempra Energy	84	9,330
Southern Co.	338	16,845
WEC Energy Group Inc.	106	6,413
Xcel Energy Inc.	170	7,558
		219,137
Total Common Stocks (cost $5,101,807)		6,923,178
SHORT TERM INVESTMENTS 4.4%
Investment Companies 2.2%
JNL Money Market Fund, 0.53% (c) (d)	157,319	157,319
Securities Lending Collateral 2.1%
Repurchase Agreement with DUB, 1.30% (Collateralized by various publicly traded domestic equities with a value of $10,980) acquired on 03/16/17, due 04/03/17 at $10,007 (e)	10,000	10,000
Repurchase Agreement with MLP, 1.31% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 03/21/17, due 06/20/17 at $115,381 (e)	115,000	115,000
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	18,402	18,402
		143,402
Treasury Securities 0.1%
U.S. Treasury Bill
0.65%, 06/15/17 (f)	7,550	7,539
Total Short Term Investments (cost $308,259)		308,260
Total Investments 102.0% (cost $5,410,066)		7,231,438
Other Derivative Instruments (0.0)%		(386)
Other Assets and Liabilities, Net (2.0)%		(138,403)
Total Net Assets 100.0%		$7,092,649

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	1,429	June 2017	168,962	$(386)	$(397)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital S&P 400 MidCap Index Fund
COMMON STOCKS 98.5%
Consumer Discretionary 11.6%
Aaron's Inc.	110	$3,257
AMC Networks Inc. - Class A (a)	102	5,997
American Eagle Outfitters Inc.	297	4,170
Big Lots Inc. (b)	77	3,742
Brinker International Inc. (b)	85	3,733
Brunswick Corp.	156	9,531
Buffalo Wild Wings Inc. (a)	31	4,773
Cabela's Inc. (a)	89	4,702
Cable One Inc.	8	5,042
CalAtlantic Group Inc. (b)	126	4,709
Carter's Inc.	85	7,639
Cheesecake Factory Inc.	77	4,870
Chico's FAS Inc.	223	3,171
Churchill Downs Inc.	21	3,411
Cinemark Holdings Inc.	183	8,120
Cooper Tire & Rubber Co.	91	4,051
Cracker Barrel Old Country Store Inc. (b)	42	6,637
CST Brands Inc.	131	6,306
Dana Holding Corp.	248	4,787
Deckers Outdoor Corp. (a)	55	3,262
DeVry Education Group Inc.	99	3,507
Dick's Sporting Goods Inc.	152	7,412
Dillard's Inc. - Class A (b)	44	2,319
Domino's Pizza Inc.	83	15,353
Dunkin' Brands Group Inc.	159	8,679
GameStop Corp. - Class A	175	3,953
Gentex Corp.	498	10,622
Graham Holdings Co.	8	4,848
Helen of Troy Ltd. (a)	48	4,562
HSN Inc.	55	2,055
International Speedway Corp. - Class A	45	1,668
J.C. Penney Co. Inc. (a) (b)	532	3,275
Jack in the Box Inc.	56	5,674
John Wiley & Sons Inc. - Class A	78	4,171
Kate Spade & Co. (a)	222	5,166
KB Home	146	2,911
Live Nation Inc. (a)	230	6,989
Meredith Corp. (b)	64	4,115
Michaels Cos. Inc. (a)	170	3,798
Murphy USA Inc. (a)	62	4,558
New York Times Co. - Class A	214	3,079
NVR Inc. (a)	6	12,873
Office Depot Inc.	931	4,345
Panera Bread Co. - Class A (a)	38	9,903
Papa John's International Inc.	46	3,668
Polaris Industries Inc. (b)	103	8,637
Pool Corp.	71	8,527
Sally Beauty Holdings Inc. (a)	248	5,078
Service Corp. International	329	10,157
Skechers U.S.A. Inc. - Class A (a)	232	6,364
Sotheby's (a) (b)	81	3,669
Tempur Sealy International Inc. (a) (b)	80	3,734
Texas Roadhouse Inc.	111	4,922
Thor Industries Inc.	83	7,941
Time Inc.	169	3,274
Toll Brothers Inc. (a)	257	9,264
TRI Pointe Homes Inc. (a)	250	3,139
Tupperware Brands Corp.	87	5,466
Urban Outfitters Inc. (a)	153	3,642
Wendy's Co.	343	4,674
Williams-Sonoma Inc.	140	7,480
		337,381
Consumer Staples 4.4%
Avon Products Inc. (a)	768	3,377
Boston Beer Co. Inc. - Class A (a)	16	2,325
Casey's General Stores Inc.	68	7,616
Dean Foods Co.	157	3,088
Edgewell Personal Care Co. (a)	100	7,325
Energizer Holdings Inc.	107	5,968
Flowers Foods Inc.	319	6,182
	Shares/Par†	Value
Hain Celestial Group Inc. (a)	179	6,667
Ingredion Inc.	125	15,107
Lamb Weston Holdings Inc.	239	10,070
Lancaster Colony Corp.	33	4,314
Nu Skin Enterprises Inc. - Class A	85	4,697
Post Holdings Inc. (a)	111	9,750
Snyders-Lance Inc.	149	5,988
Sprouts Farmers Market Inc. (a) (b)	235	5,428
Tootsie Roll Industries Inc. (b)	33	1,247
TreeHouse Foods Inc. (a)	98	8,313
United Natural Foods Inc. (a)	87	3,767
WhiteWave Foods Co. (a)	307	17,236
		128,465
Energy 3.3%
CONSOL Energy Inc. (a)	306	5,136
Diamond Offshore Drilling Inc. (a) (b)	111	1,851
Dril-Quip Inc. (a)	66	3,575
Energen Corp. (a)	168	9,143
Ensco Plc - Class A	525	4,697
Gulfport Energy Corp. (a)	275	4,723
HollyFrontier Corp.	305	8,657
Nabors Industries Ltd.	493	6,447
Noble Corp. Plc (b)	423	2,621
Oceaneering International Inc.	169	4,576
Oil States International Inc. (a)	89	2,948
Patterson-UTI Energy Inc.	288	6,992
QEP Resources Inc. (a)	418	5,309
Rowan Cos. Plc - Class A (a)	215	3,344
SM Energy Co.	169	4,068
Superior Energy Services Inc. (a)	264	3,769
Western Refining Inc.	136	4,781
World Fuel Services Corp.	120	4,364
WPX Energy Inc. (a)	686	9,189
		96,190
Financials 15.8%
Alleghany Corp. (a)	27	16,414
American Financial Group Inc.	127	12,090
Aspen Insurance Holdings Ltd.	103	5,356
Associated Bancorp	263	6,407
BancorpSouth Inc.	148	4,469
Bank of Hawaii Corp.	74	6,087
Bank of the Ozarks Inc.	158	8,209
Brown & Brown Inc.	199	8,301
Cathay General Bancorp	130	4,886
Chemical Financial Corp.	122	6,249
CNO Financial Group Inc.	299	6,132
Commerce Bancshares Inc.	151	8,475
Cullen/Frost Bankers Inc.	98	8,746
East West Bancorp Inc.	250	12,895
Eaton Vance Corp.	199	8,940
Everest Re Group Ltd.	71	16,574
FactSet Research Systems Inc.	69	11,372
Federated Investors Inc. - Class B	158	4,172
First American Financial Corp.	190	7,473
First Horizon National Corp.	403	7,457
FNB Corp.	555	8,259
Fulton Financial Corp.	302	5,382
Genworth Financial Inc. - Class A (a)	874	3,599
Hancock Holding Co.	146	6,646
Hanover Insurance Group Inc.	74	6,640
International Bancshares Corp.	100	3,543
Janus Capital Group Inc.	249	3,283
Kemper Corp.	83	3,319
Legg Mason Inc.	156	5,626
MarketAxess Holdings Inc.	65	12,229
MB Financial Inc.	123	5,281
Mercury General Corp. (b)	64	3,884
MSCI Inc.	159	15,418
New York Community Bancorp Inc.	845	11,799
Old Republic International Corp.	422	8,638
PacWest Bancorp	207	11,043
Primerica Inc.	79	6,520
PrivateBancorp Inc.	138	8,222
Prosperity Bancshares Inc.	121	8,413

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Reinsurance Group of America Inc.	111	14,130
RenaissanceRe Holdings Ltd.	71	10,289
SEI Investments Co.	233	11,755
Signature Bank (a)	93	13,804
SLM Corp. (a)	744	9,000
Stifel Financial Corp. (a)	118	5,912
SVB Financial Group (a)	91	16,877
Synovus Financial Corp.	212	8,712
TCF Financial Corp.	294	5,009
Texas Capital Bancshares Inc. (a)	79	6,556
Trustmark Corp.	116	3,679
UMB Financial Corp.	76	5,722
Umpqua Holdings Corp.	383	6,796
Valley National Bancorp	456	5,379
Waddell & Reed Financial Inc. - Class A (b)	146	2,477
Washington Federal Inc.	155	5,119
Webster Financial Corp.	159	7,973
WR Berkley Corp.	168	11,873
		459,510
Health Care 8.0%
Abiomed Inc. (a)	70	8,784
Akorn Inc. (a) (b)	149	3,585
Align Technology Inc. (a)	131	15,000
Allscripts-Misys Healthcare Solutions Inc. (a)	315	3,991
Bio-Rad Laboratories Inc. - Class A (a)	36	7,171
Bio-Techne Corp.	65	6,574
Bioverativ Inc. (a)	188	10,243
Catalent Inc. (a)	216	6,121
Charles River Laboratories International Inc. (a)	82	7,377
Endo International Plc (a)	348	3,878
Globus Medical Inc. - Class A (a)	125	3,689
Halyard Health Inc. (a)	81	3,077
HealthSouth Corp.	156	6,665
Hill-Rom Holdings Inc.	103	7,266
Lifepoint Health Inc. (a)	69	4,533
LivaNova Plc (a) (b)	75	3,653
Masimo Corp. (a)	72	6,708
MEDNAX Inc. (a)	162	11,267
Molina Healthcare Inc. (a)	75	3,408
NuVasive Inc. (a)	88	6,545
Owens & Minor Inc.	105	3,640
PAREXEL International Corp. (a)	92	5,782
Prestige Brands Holdings Inc. (a)	91	5,069
ResMed Inc.	246	17,675
Steris Plc	147	10,228
Teleflex Inc.	78	15,066
Tenet Healthcare Corp. (a) (b)	138	2,447
United Therapeutics Corp. (a)	78	10,558
VCA Inc. (a)	141	12,871
WellCare Health Plans Inc. (a)	77	10,765
West Pharmaceutical Services Inc.	127	10,365
		234,001
Industrials 14.7%
AECOM (a)	269	9,574
AGCO Corp.	116	6,998
AO Smith Corp.	255	13,047
Avis Budget Group Inc. (a)	153	4,535
BE Aerospace Inc.	175	11,231
Carlisle Cos. Inc.	112	11,910
CEB Inc.	56	4,425
Clean Harbors Inc. (a)	90	5,012
Copart Inc. (a)	177	10,973
Crane Co.	87	6,495
Curtiss-Wright Corp.	77	7,019
Deluxe Corp.	84	6,068
Donaldson Co. Inc.	229	10,432
Dycom Industries Inc. (a) (b)	54	5,044
EMCOR Group Inc.	104	6,534
EnerSys Inc.	75	5,940
Esterline Technologies Corp. (a)	51	4,387
FTI Consulting Inc. (a)	73	3,017
GATX Corp. (b)	69	4,210
Genesee & Wyoming Inc. - Class A (a)	106	7,210
Graco Inc.	97	9,139
	Shares/Par†	Value
Granite Construction Inc.	68	3,401
Herman Miller Inc.	105	3,320
HNI Corp.	77	3,541
Hubbell Inc.	89	10,727
Huntington Ingalls Industries Inc.	80	16,079
IDEX Corp.	132	12,363
ITT Inc.	153	6,271
JetBlue Airways Corp. (a)	583	12,011
Joy Global Inc.	171	4,820
KBR Inc.	246	3,699
Kennametal Inc.	138	5,408
Kirby Corp. (a)	93	6,583
KLX Inc. (a)	92	4,117
Landstar System Inc.	72	6,159
Lennox International Inc.	67	11,218
Lincoln Electric Holdings Inc.	107	9,332
Manpower Inc.	117	12,026
MSA Safety Inc.	54	3,847
MSC Industrial Direct Co. - Class A	77	7,945
Nordson Corp.	93	11,392
NOW Inc. (a)	186	3,155
Old Dominion Freight Line Inc.	120	10,282
Orbital ATK Inc.	101	9,904
Oshkosh Corp.	129	8,837
Pitney Bowes Inc.	324	4,241
Regal-Beloit Corp.	78	5,870
Rollins Inc.	166	6,172
Teledyne Technologies Inc. (a)	61	7,715
Terex Corp.	185	5,816
Timken Co.	122	5,518
Toro Co.	188	11,770
Trinity Industries Inc.	264	7,001
Valmont Industries Inc.	39	6,012
Wabtec Corp. (b)	149	11,654
Watsco Inc.	52	7,511
Werner Enterprises Inc.	77	2,025
Woodward Governor Co.	97	6,556
		427,498
Information Technology 17.6%
3D Systems Corp. (a) (b)	187	2,796
ACI Worldwide Inc. (a)	205	4,375
Acxiom Corp. (a)	135	3,848
Ansys Inc. (a)	150	16,017
ARRIS International Plc (a)	330	8,728
Arrow Electronics Inc. (a)	155	11,407
Avnet Inc.	223	10,214
Belden Inc.	73	5,056
Broadridge Financial Solutions Inc.	205	13,933
Brocade Communications Systems Inc.	706	8,815
Cadence Design Systems Inc. (a)	495	15,529
CDK Global Inc.	257	16,719
Ciena Corp. (a)	245	5,773
Cirrus Logic Inc. (a)	111	6,733
Cognex Corp.	149	12,516
Coherent Inc. (a)	40	8,141
CommVault Systems Inc. (a)	72	3,643
Computer Sciences Corp.	245	16,898
Convergys Corp.	162	3,424
CoreLogic Inc. (a)	151	6,132
Cree Inc. (a)	170	4,547
Cypress Semiconductor Corp. (b)	568	7,815
Diebold Nixdorf Inc. (b)	132	4,038
DST Systems Inc.	55	6,789
Fair Isaac Corp.	54	6,915
First Solar Inc. (a) (b)	135	3,669
Fortinet Inc. (a)	258	9,899
Gartner Inc. (a)	143	15,455
Integrated Device Technology Inc. (a)	230	5,433
InterDigital Inc.	59	5,095
IPG Photonics Corp. (a)	65	7,801
j2 Global Inc.	84	7,007
Jabil Circuit Inc.	321	9,289
Jack Henry & Associates Inc.	135	12,555
Keysight Technologies Inc. (a)	317	11,472

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Knowles Corp. (a) (b)	154	2,921
Leidos Holdings Inc.	248	12,663
Littelfuse Inc.	39	6,272
LogMeIn Inc.	91	8,853
Manhattan Associates Inc. (a)	122	6,339
MAXIMUS Inc.	112	6,985
Microsemi Corp. (a)	200	10,299
Monolithic Power Systems Inc.	65	6,003
National Instruments Corp.	184	5,995
NCR Corp. (a)	216	9,862
NetScout Systems Inc. (a)	159	6,032
NeuStar Inc. - Class A (a)	95	3,137
Plantronics Inc.	58	3,117
PTC Inc. (a)	201	10,539
Science Applications International Corp.	77	5,721
Silicon Laboratories Inc. (a)	73	5,338
Synaptics Inc. (a)	61	3,035
SYNNEX Corp.	50	5,650
Take-Two Interactive Software Inc. (a)	166	9,860
Tech Data Corp. (a)	60	5,651
Teradyne Inc.	349	10,858
Trimble Inc. (a)	437	13,992
Tyler Technologies Inc. (a)	58	8,974
Ultimate Software Group Inc. (a) (b)	51	10,019
VeriFone Systems Inc. (a)	194	3,639
Versum Materials Inc.	189	5,795
ViaSat Inc. (a)	92	5,854
Vishay Intertechnology Inc. (b)	234	3,855
WebMD Health Corp. (a)	66	3,455
WEX Inc. (a)	67	6,896
Zebra Technologies Corp. - Class A (a)	92	8,371
		514,456
Materials 7.9%
Allegheny Technologies Inc. (b)	190	3,414
AptarGroup Inc.	109	8,385
Ashland Global Holdings Inc.	108	13,354
Bemis Co. Inc.	161	7,865
Cabot Corp.	108	6,457
Carpenter Technology Corp.	82	3,041
Chemours Co.	317	12,221
Commercial Metals Co.	200	3,828
Compass Minerals International Inc. (b)	59	3,992
Domtar Corp.	109	3,983
Eagle Materials Inc.	84	8,140
Greif Inc. - Class A	45	2,466
Louisiana-Pacific Corp. (a)	250	6,203
Minerals Technologies Inc.	60	4,613
NewMarket Corp.	16	7,285
Olin Corp.	287	9,433
Owens-Illinois Inc. (a)	279	5,695
Packaging Corp. of America	163	14,960
PolyOne Corp.	146	4,966
Reliance Steel & Aluminum Co.	126	10,105
Royal Gold Inc.	113	7,925
RPM International Inc.	231	12,725
Scotts Miracle-Gro Co. - Class A	77	7,215
Sensient Technologies Corp.	76	6,061
Silgan Holdings Inc.	65	3,849
Sonoco Products Co.	173	9,175
Steel Dynamics Inc.	422	14,685
United States Steel Corp.	302	10,208
Valspar Corp.	127	14,037
Worthington Industries Inc.	76	3,429
		229,715
Real Estate 9.5%
Alexander & Baldwin Inc.	79	3,511
American Campus Communities Inc.	231	10,990
Camden Property Trust	152	12,206
Care Capital Properties Inc.	146	3,936
CoreCivic Inc.	204	6,405
Corporate Office Properties Trust	171	5,644
Cousins Properties Inc.	725	5,994
CyrusOne Inc.	129	6,627
DCT Industrial Trust Inc.	159	7,659
	Shares/Par†	Value
Douglas Emmett Inc.	252	9,672
Duke Realty Corp.	615	16,144
Education Realty Trust Inc.	126	5,139
EPR Properties	111	8,181
First Industrial Realty Trust Inc.	201	5,360
Geo Group Inc.	142	6,590
Healthcare Realty Trust Inc.	202	6,559
Highwoods Properties Inc.	176	8,652
Hospitality Properties Trust	284	8,942
Jones Lang LaSalle Inc.	78	8,700
Kilroy Realty Corp.	169	12,217
Lamar Advertising Co. - Class A	143	10,683
LaSalle Hotel Properties	196	5,671
Liberty Property Trust	255	9,821
Life Storage Inc.	80	6,603
Mack-Cali Realty Corp.	156	4,201
Medical Properties Trust Inc.	557	7,182
National Retail Properties Inc.	255	11,130
Omega Healthcare Investors Inc.	341	11,248
Potlatch Corp.	70	3,211
Quality Care Properties Inc. (a)	162	3,056
Rayonier Inc.	213	6,036
Senior Housing Properties Trust	411	8,325
Tanger Factory Outlet Centers Inc.	167	5,464
Taubman Centers Inc.	105	6,912
Uniti Group Inc.	243	6,281
Urban Edge Properties	158	4,162
Washington Prime Group Inc.	321	2,788
Weingarten Realty Investors	204	6,816
		278,718
Telecommunication Services 0.3%
Frontier Communications Corp. (b)	2,035	4,355
Telephone & Data Systems Inc.	161	4,270
		8,625
Utilities 5.4%
Aqua America Inc.	306	9,842
Atmos Energy Corp.	182	14,396
Black Hills Corp.	93	6,153
Great Plains Energy Inc.	373	10,911
Hawaiian Electric Industries Inc.	189	6,294
IDACORP Inc.	87	7,245
MDU Resources Group Inc.	338	9,246
National Fuel Gas Co.	147	8,769
New Jersey Resources Corp.	148	5,873
NorthWestern Corp.	84	4,934
OGE Energy Corp. (b)	346	12,112
ONE Gas Inc.	90	6,079
PNM Resources Inc.	138	5,119
Southwest Gas Corp.	83	6,850
UGI Corp.	300	14,809
Vectren Corp.	143	8,408
Westar Energy Inc.	246	13,338
WGL Holdings Inc.	89	7,346
		157,724
Total Common Stocks (cost $2,399,743)		2,872,283
SHORT TERM INVESTMENTS 4.0%
Investment Companies 1.0%
JNL Money Market Fund, 0.53% (c) (d)	30,724	30,724
Securities Lending Collateral 2.9%
Repurchase Agreement with DUB, 1.30% (Collateralized by various publicly traded domestic equities with a value of $16,470) acquired on 03/16/17, due 04/03/17 at $15,010 (e)	15,000	15,000
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	69,021	69,021
		84,021

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Treasury Securities 0.1%
U.S. Treasury Bill
0.65%, 06/15/17 (f)	1,720	1,717
Total Short Term Investments (cost $116,462)		116,462
Total Investments 102.5% (cost $2,516,205)		2,988,745
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (2.5)%		(73,324)

Shares/Par†	Value
Total Net Assets 100.0%	$2,915,425

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index	202	June 2017	34,595	$4	$112

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Small Cap Index Fund
COMMON STOCKS 98.7%
Consumer Discretionary 14.9%
Abercrombie & Fitch Co. - Class A (a)	225	$2,689
American Axle & Manufacturing Holdings Inc. (b)	255	4,784
American Public Education Inc. (b)	54	1,236
Asbury Automotive Group Inc. (b)	65	3,933
Ascena Retail Group Inc. (b)	564	2,404
Barnes & Noble Education Inc. (b)	128	1,231
Barnes & Noble Inc.	184	1,701
Belmond Ltd. - Class A (b)	283	3,420
Big 5 Sporting Goods Corp.	59	884
Biglari Holdings Inc. (b)	3	1,436
BJ's Restaurants Inc. (b)	65	2,633
Bob Evans Farms Inc.	66	4,270
Boyd Gaming Corp. (b)	275	6,050
Buckle Inc. (a)	94	1,745
Caleres Inc.	144	3,802
Callaway Golf Co.	315	3,487
Capella Education Co.	38	3,269
Career Education Corp. (b)	213	1,857
Cato Corp. - Class A	84	1,835
Cavco Industries Inc. (b)	29	3,353
Childrens Place Retail Stores Inc. (a)	61	7,336
Chuy's Holdings Inc. (b)	56	1,669
Cooper-Standard Holding Inc. (b)	59	6,541
Core-Mark Holding Co. Inc.	154	4,811
Crocs Inc. (b)	241	1,703
Dave & Buster's Entertainment Inc. (b)	126	7,721
DineEquity Inc.	56	3,041
Dorman Products Inc. (b)	103	8,426
DSW Inc. - Class A	224	4,640
El Pollo Loco Holdings Inc. (a) (b)	73	873
Ethan Allen Interiors Inc.	85	2,600
EW Scripps Co. - Class A (b)	187	4,378
Express Inc. (b)	259	2,358
Fiesta Restaurant Group Inc. (b)	90	2,169
Finish Line Inc. - Class A (a)	135	1,922
Five Below Inc. (b)	185	8,023
Fossil Group Inc. (a) (b)	139	2,417
Fox Factory Holding Corp. (b)	115	3,313
Francesca's Holdings Corp. (b)	126	1,927
Fred's Inc. - Class A (a)	117	1,535
FTD Cos. Inc. (b)	57	1,157
Gannett Co. Inc.	384	3,214
Genesco Inc. (b)	68	3,760
Gentherm Inc. (b)	125	4,902
G-III Apparel Group Ltd. (b)	146	3,205
Group 1 Automotive Inc.	66	4,896
Guess Inc. (a)	208	2,315
Haverty Furniture Cos. Inc.	69	1,680
Hibbett Sports Inc. (a) (b)	74	2,184
Iconix Brand Group Inc. (b)	185	1,388
ILG Inc.	353	7,389
Installed Building Products Inc. (b)	67	3,516
iRobot Corp. (b)	93	6,131
Kirkland's Inc. (b)	48	597
La-Z-Boy Inc.	163	4,390
LCI Industries	84	8,337
LGI Homes Inc. (a) (b)	57	1,920
Lithia Motors Inc. - Class A	81	6,919
Lumber Liquidators Holdings Inc. (a) (b)	94	1,975
M/I Homes Inc. (b)	82	2,021
Marcus Corp.	63	2,018
MarineMax Inc. (b)	84	1,822
Marriott Vacations Worldwide Corp.	82	8,226
MDC Holdings Inc.	138	4,133
Meritage Homes Corp. (b)	129	4,734
Monarch Casino & Resort Inc. (b)	39	1,138
Monro Muffler Brake Inc.	108	5,651
Motorcar Parts of America Inc. (b)	62	1,913
Movado Group Inc.	52	1,303
Nautilus Inc. (b)	104	1,889
New Media Investment Group Inc.	178	2,531
	Shares/Par†	Value
NutriSystem Inc.	100	5,523
Ollie's Bargain Outlet Holdings Inc. (a) (b)	160	5,343
Oxford Industries Inc.	49	2,823
Penn National Gaming Inc. (a) (b)	277	5,099
Perry Ellis International Inc. (b)	43	920
PetMed Express Inc. (a)	68	1,376
Red Robin Gourmet Burgers Inc. (b)	43	2,503
Regis Corp. (b)	117	1,373
Rent-A-Center Inc. (a)	177	1,571
RH (a) (b)	128	5,907
Ruby Tuesday Inc. (a) (b)	202	566
Ruth's Hospitality Group Inc.	97	1,953
Scholastic Corp.	90	3,828
Scientific Games Corp. - Class A (a) (b)	170	4,027
Select Comfort Corp. (b)	150	3,725
Shake Shack Inc. - Class A (a) (b)	59	1,987
Shoe Carnival Inc.	46	1,121
Shutterfly Inc. (b)	112	5,413
Sonic Automotive Inc. - Class A	88	1,755
Sonic Corp.	151	3,817
Standard Motor Products Inc.	67	3,289
Stein Mart Inc. (a)	91	274
Steven Madden Ltd. (b)	183	7,041
Strayer Education Inc.	35	2,779
Sturm Ruger & Co. Inc. (a)	63	3,349
Superior Industries International Inc.	75	1,897
Tailored Brands Inc.	162	2,425
Tile Shop Holdings Inc.	109	2,107
TopBuild Corp. (b)	126	5,938
Tuesday Morning Corp. (b)	155	583
Unifi Inc. (b)	51	1,440
Universal Electronics Inc. (b)	48	3,292
Vera Bradley Inc. (b)	59	549
Vista Outdoor Inc. (b)	194	3,993
Vitamin Shoppe Inc. (b)	79	1,598
William Lyon Homes - Class A (a) (b)	78	1,610
Wingstop Inc. (a)	96	2,719
Winnebago Industries Inc.	88	2,585
Wolverine World Wide Inc.	326	8,145
World Wrestling Entertainment Inc. - Class A (a)	128	2,849
Zumiez Inc. (b)	58	1,065
		360,833
Consumer Staples 3.1%
Andersons Inc.	87	3,310
B&G Foods Inc. (a)	224	9,023
Calavo Growers Inc.	51	3,097
Cal-Maine Foods Inc. (a)	99	3,645
Central Garden & Pet Co. (a) (b)	34	1,258
Central Garden & Pet Co. - Class A (b)	113	3,912
Coca-Cola Bottling Co.	15	3,185
Darling Ingredients Inc. (b)	556	8,072
Inter Parfums Inc.	57	2,083
J&J Snack Foods Corp.	50	6,759
John B. Sanfilippo & Son Inc.	29	2,121
Medifast Inc.	37	1,645
Sanderson Farms Inc. (a)	67	6,921
Seneca Foods Corp. - Class A (b)	22	779
SpartanNash Co.	124	4,354
Supervalu Inc. (b)	891	3,441
Universal Corp.	85	6,048
WD-40 Co.	47	5,134
		74,787
Energy 3.3%
Archrock Inc.	235	2,913
Atwood Oceanics Inc. (a) (b)	249	2,375
Bill Barrett Corp. (b)	252	1,147
Bristow Group Inc.	106	1,618
CARBO Ceramics Inc. (a) (b)	71	929
Carrizo Oil & Gas Inc. (b)	204	5,844
Cloud Peak Energy Inc. (b)	250	1,143
Contango Oil & Gas Co. (b)	72	528
Denbury Resources Inc. (b)	1,317	3,397
Era Group Inc. (b)	62	822
Exterran Corp. (b)	105	3,304

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Geospace Technologies Corp. (b)	45	726
Green Plains Renewable Energy Inc.	118	2,927
Gulf Island Fabrication Inc.	44	510
Helix Energy Solutions Group Inc. (b)	457	3,553
Hornbeck Offshore Services Inc. (a) (b)	109	481
Matrix Service Co. (b)	89	1,461
Newpark Resources Inc. (b)	282	2,286
Northern Oil and Gas Inc. (a) (b)	152	395
PDC Energy Inc. (b)	188	11,738
Pioneer Energy Services Corp. (b)	252	1,010
REX Stores Corp. (b)	19	1,706
SEACOR Holdings Inc. (b)	54	3,712
SRC Energy Inc. (b)	680	5,736
Tesco Corp. (b)	155	1,250
Tetra Technologies Inc. (b)	413	1,682
Tidewater Inc. (a) (b)	137	158
Unit Corp. (b)	172	4,156
US Silica Holdings Inc.	246	11,795
		79,302
Financials 17.6%
American Equity Investment Life Holding Co.	294	6,948
Ameris Bancorp	122	5,631
Amerisafe Inc.	64	4,157
Astoria Financial Corp.	308	6,319
Banc of California Inc. (a)	166	3,435
Bank Mutual Corp.	139	1,302
Banner Corp.	88	4,883
BofI Holding Inc. (a) (b)	195	5,101
Boston Private Financial Holdings Inc.	279	4,581
Brookline Bancorp Inc.	235	3,678
Capstead Mortgage Corp.	320	3,370
Cardinal Financial Corp.	110	3,297
Central Pacific Financial Corp.	102	3,130
City Holdings Co.	52	3,343
Columbia Banking System Inc.	196	7,658
Community Bank System Inc.	150	8,265
Customers Bancorp Inc. (b)	95	2,989
CVB Financial Corp.	341	7,523
Dime Community Bancshares Inc.	104	2,102
Donnelley Financial Solutions Inc. (b)	87	1,676
eHealth Inc. (b)	56	669
Employer Holdings Inc.	107	4,063
Encore Capital Group Inc. (a) (b)	78	2,392
Enova International Inc. (b)	78	1,160
Evercore Partners Inc. - Class A	132	10,290
Ezcorp Inc. - Class A (b)	162	1,323
Fidelity Southern Corp.	69	1,554
Financial Engines Inc. (a)	193	8,416
First Bancorp Inc. (b)	521	2,945
First Commonwealth Financial Corp.	296	3,931
First Financial Bancorp	207	5,668
First Financial Bankshares Inc. (a)	223	8,945
First Midwest Bancorp Inc.	270	6,394
First NBC Bank Holding Co. (a) (b)	52	208
FirstCash Inc.	163	8,015
Glacier Bancorp Inc.	258	8,760
Great Western Bancorp Inc.	198	8,400
Green Dot Corp. - Class A (b)	148	4,953
Greenhill & Co. Inc.	92	2,684
Hanmi Financial Corp.	107	3,298
HCI Group Inc. (a)	29	1,305
Hersha Hospitality Trust	139	2,614
Home Bancshares Inc.	425	11,508
HomeStreet Inc. (b)	83	2,333
Hope Bancorp Inc.	429	8,225
Horace Mann Educators Corp.	134	5,516
Independent Bank Corp.	92	5,975
Infinity Property & Casualty Corp.	38	3,624
Interactive Brokers Group Inc.	229	7,967
INTL FCStone Inc. (b)	50	1,906
Investment Technology Group Inc.	105	2,129
LegacyTexas Financial Group Inc.	142	5,655
LendingTree Inc. (a) (b)	24	3,015
Maiden Holdings Ltd.	244	3,420
	Shares/Par†	Value
National Bank Holdings Corp. - Class A	89	2,880
Navigators Group Inc.	73	3,989
NBT Bancorp Inc.	145	5,358
Northfield Bancorp Inc.	150	2,708
Northwest Bancshares Inc.	339	5,712
OFG Bancorp	150	1,764
Old National Bancorp	456	7,917
Opus Bank	60	1,219
Oritani Financial Corp.	128	2,181
Pinnacle Financial Partners Inc.	158	10,476
Piper Jaffray Cos.	47	3,031
PRA Group Inc. (b)	154	5,107
ProAssurance Corp.	179	10,801
Provident Financial Services Inc.	201	5,206
RLI Corp.	129	7,751
S&T Bancorp Inc.	116	4,009
Safety Insurance Group Inc.	47	3,326
Selective Insurance Group Inc.	196	9,254
ServisFirst Bancshares Inc.	148	5,371
Simmons First National Corp. - Class A	101	5,591
Southside Bancshares Inc.	88	2,965
Sterling Bancorp	457	10,826
Stewart Information Services Corp.	78	3,434
Tompkins Financial Corp.	41	3,292
TrustCo Bank Corp.	319	2,506
United Bankshares Inc. (a)	273	11,535
United Community Banks Inc.	236	6,544
United Fire Group Inc.	72	3,082
United Insurance Holdings Corp.	60	964
Universal Insurance Holdings Inc.	114	2,785
Virtus Investment Partners Inc. (a)	22	2,285
Walker & Dunlop Inc. (b)	92	3,851
Westamerica Bancorp (a)	87	4,884
Wintrust Financial Corp.	176	12,194
WisdomTree Investments Inc. (a)	385	3,492
World Acceptance Corp. (a) (b)	20	1,030
		427,968
Health Care 12.1%
Abaxis Inc.	75	3,641
Aceto Corp.	103	1,632
Acorda Therapeutics Inc. (b)	155	3,246
Adeptus Health Inc. - Class A (a) (b)	47	84
Air Methods Corp. (b)	110	4,748
Albany Molecular Research Inc. (a) (b)	74	1,042
Almost Family Inc. (b)	40	1,929
AMAG Pharmaceuticals Inc. (a) (b)	113	2,550
Amedisys Inc. (b)	93	4,747
AMN Healthcare Services Inc. (b)	159	6,454
Amphastar Pharmaceuticals Inc. (b)	128	1,850
Analogic Corp.	41	3,149
AngioDynamics Inc. (b)	105	1,820
ANI Pharmaceuticals Inc. (b)	27	1,318
Anika Therapeutics Inc. (b)	48	2,101
BioTelemetry Inc. (b)	94	2,735
Cambrex Corp. (b)	108	5,932
Cantel Medical Corp.	122	9,802
Chemed Corp.	55	10,043
Community Health Systems Inc. (b)	379	3,363
Computer Programs & Systems Inc. (a)	38	1,056
Conmed Corp.	83	3,664
Corvel Corp. (b)	34	1,482
Cross Country Healthcare Inc. (b)	110	1,577
CryoLife Inc. (b)	90	1,493
DepoMed Inc. (b)	207	2,595
Diplomat Pharmacy Inc. (b)	145	2,305
Eagle Pharmaceuticals Inc. (a) (b)	27	2,238
Emergent BioSolutions Inc. (b)	115	3,345
Enanta Pharmaceuticals Inc. (b)	46	1,425
Ensign Group Inc.	159	2,996
Haemonetics Corp. (b)	173	7,027
HealthEquity Inc. (b)	146	6,210
HealthStream Inc. (b)	84	2,043
HMS Holdings Corp. (b)	281	5,720
ICU Medical Inc. (b)	50	7,651

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Impax Laboratories Inc. (a) (b)	246	3,107
Innoviva Inc. (b)	258	3,571
Inogen Inc. (b)	54	4,178
Integer Holdings Corp. (b)	92	3,694
Integra LifeSciences Holdings Corp. (b)	202	8,495
Invacare Corp.	106	1,256
Kindred Healthcare Inc.	284	2,368
Landauer Inc.	32	1,560
Lannett Co. Inc. (a) (b)	98	2,187
LHC Group Inc. (b)	50	2,670
Ligand Pharmaceuticals Inc. (a) (b)	63	6,690
Luminex Corp.	129	2,368
Magellan Health Services Inc. (b)	79	5,427
Medicines Co. (a) (b)	240	11,753
Medidata Solutions Inc. (b)	185	10,657
Meridian Bioscience Inc.	141	1,939
Merit Medical Systems Inc. (b)	164	4,731
MiMedx Group Inc. (a) (b)	339	3,231
Momenta Pharmaceuticals Inc. (b)	215	2,875
Myriad Genetics Inc. (b)	227	4,354
Natus Medical Inc. (b)	109	4,297
Nektar Therapeutics (b)	518	12,157
Neogen Corp. (b)	128	8,398
Omnicell Inc. (b)	123	5,004
OraSure Technologies Inc. (b)	186	2,405
Orthofix International NV (b)	59	2,265
PharMerica Corp. (b)	104	2,433
Phibro Animal Health Corp. - Class A	62	1,733
Progenics Pharmaceuticals Inc. (b)	233	2,202
Providence Services Corp. (b)	41	1,803
Quality Systems Inc. (b)	154	2,345
Quorum Health Corp. (b)	98	534
Repligen Corp. (b)	113	3,968
Sciclone Pharmaceuticals Inc. (b)	171	1,680
Select Medical Holdings Corp. (b)	358	4,779
Spectrum Pharmaceuticals Inc. (b)	241	1,564
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	81	887
Supernus Pharmaceuticals Inc. (b)	167	5,225
SurModics Inc. (b)	44	1,069
Tivity Health Inc. (b)	112	3,245
UnitedHealth Group Inc.	—	33
US Physical Therapy Inc.	41	2,697
Varex Imaging Corp. (b)	125	4,184
Zeltiq Aesthetics Inc. (b)	121	6,727
		293,758
Industrials 18.5%
AAON Inc.	131	4,636
AAR Corp.	106	3,576
ABM Industries Inc.	187	8,172
Actuant Corp. - Class A	201	5,302
Aegion Corp. (b)	113	2,578
Aerojet Rocketdyne Holdings Inc. (b)	249	5,403
Aerovironment Inc. (b)	69	1,921
Alamo Group Inc.	31	2,379
Albany International Corp. - Class A	96	4,433
Allegiant Travel Co.	44	7,114
American Woodmark Corp. (b)	47	4,269
Apogee Enterprises Inc.	96	5,721
Applied Industrial Technologies Inc.	132	8,139
ArcBest Corp.	79	2,058
Astec Industries Inc.	64	3,918
Atlas Air Worldwide Holdings Inc. (b)	85	4,728
AZZ Inc.	86	5,144
Barnes Group Inc.	169	8,671
Brady Corp. - Class A	159	6,130
Briggs & Stratton Corp.	148	3,317
Brink's Co.	152	8,125
CDI Corp. (b)	46	393
Celadon Group Inc. (a)	95	621
Chart Industries Inc. (b)	102	3,571
CIRCOR International Inc.	55	3,241
Comfort Systems USA Inc.	124	4,542
Cubic Corp.	85	4,468
DXP Enterprises Inc. (b)	50	1,911
	Shares/Par†	Value
Echo Global Logistics Inc. (a) (b)	91	1,942
Encore Wire Corp.	72	3,290
Engility Holdings Inc. (b)	60	1,742
EnPro Industries Inc.	71	5,075
ESCO Technologies Inc.	87	5,065
Essendant Inc.	125	1,890
Exponent Inc.	85	5,077
Federal Signal Corp.	199	2,747
Forward Air Corp.	102	4,830
Franklin Electric Co. Inc.	128	5,520
General Cable Corp.	165	2,964
Gibraltar Industries Inc. (b)	105	4,334
Greenbrier Cos. Inc. (a)	94	4,060
Griffon Corp.	104	2,560
Harsco Corp. (b)	273	3,484
Hawaiian Holdings Inc. (b)	180	8,373
Healthcare Services Group Inc.	245	10,572
Heartland Express Inc.	144	2,892
Heidrick & Struggles International Inc.	62	1,631
Hillenbrand Inc.	215	7,709
HUB Group Inc. - Class A (b)	111	5,172
Insperity Inc.	63	5,577
Insteel Industries Inc.	58	2,102
Interface Inc.	216	4,116
John Bean Technologies Corp.	106	9,328
Kaman Corp.	90	4,343
Kelly Services Inc. - Class A	98	2,134
Knight Transportation Inc.	222	6,961
Korn/Ferry International	191	6,023
Lindsay Corp. (a)	35	3,120
LSC Communications Inc.	109	2,746
Lydall Inc. (b)	57	3,077
Marten Transport Ltd.	78	1,822
Matson Inc.	147	4,678
Matthews International Corp. - Class A	109	7,369
Mercury Systems Inc. (b)	160	6,236
Mobile Mini Inc.	147	4,499
Moog Inc. - Class A (b)	107	7,231
Mueller Industries Inc.	192	6,567
Multi-Color Corp.	44	3,126
MYR Group Inc. (b)	54	2,205
National Presto Industries Inc. (a)	17	1,701
Navigant Consulting Inc. (b)	156	3,572
On Assignment Inc. (b)	164	7,937
Orion Group Holdings Inc. (b)	94	699
Patrick Industries Inc. (b)	53	3,748
PGT Inc. (b)	163	1,754
Powell Industries Inc.	28	981
Proto Labs Inc. (b)	84	4,268
Quanex Building Products Corp.	115	2,320
Raven Industries Inc.	123	3,566
Resources Connection Inc.	106	1,770
Roadrunner Transportation Systems Inc. (b)	98	676
RR Donnelley & Sons Co.	233	2,817
Saia Inc. (b)	85	3,753
Simpson Manufacturing Co. Inc.	138	5,932
SkyWest Inc.	173	5,915
SPX Corp. (b)	141	3,410
SPX Flow Technology USA Inc. (b)	141	4,890
Standex International Corp.	42	4,253
Taser International Inc. (a) (b)	174	3,969
Team Inc. (b)	98	2,657
Tennant Co.	59	4,281
Tetra Tech Inc.	194	7,905
Titan International Inc.	144	1,485
Trex Co. Inc. (b)	98	6,791
Triumph Group Inc.	165	4,252
TrueBlue Inc. (b)	140	3,825
UniFirst Corp.	51	7,273
Universal Forest Products Inc.	68	6,680
US Ecology Inc.	73	3,402
Veritiv Corp. (b)	38	1,985
Viad Corp.	70	3,167
Vicor Corp. (b)	54	863
Wabash National Corp.	204	4,217

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
WageWorks Inc. (b)	125	9,015
Watts Water Technologies Inc. - Class A	94	5,868
		450,267
Information Technology 14.1%
ADTRAN Inc.	162	3,353
Advanced Energy Industries Inc. (b)	134	9,187
Agilysys Inc. (b)	47	447
Anixter International Inc. (b)	96	7,626
Badger Meter Inc.	97	3,563
Bel Fuse Inc. - Class B	28	722
Benchmark Electronics Inc. (b)	165	5,257
Black Box Corp.	50	448
Blackbaud Inc.	160	12,271
Blucora Inc. (b)	129	2,230
Bottomline Technologies Inc. (b)	126	2,978
Brooks Automation Inc.	232	5,187
Cabot Microelectronics Corp.	83	6,385
CACI International Inc. - Class A (b)	82	9,645
CalAmp Corp. (b)	121	2,027
Cardtronics Plc - Class A (b)	152	7,095
CEVA Inc. (b)	71	2,504
Cohu Inc.	83	1,535
Comtech Telecommunications Corp.	86	1,262
Cray Inc. (b)	137	3,005
CSG Systems International Inc.	109	4,136
CTS Corp.	108	2,309
Daktronics Inc.	134	1,267
DHI Group Inc. (b)	163	643
Digi International Inc. (b)	86	1,022
Diodes Inc. (b)	127	3,057
DSP Group Inc. (b)	72	864
Ebix Inc. (a)	74	4,541
Electro Scientific Industries Inc. (b)	112	780
Electronics for Imaging Inc. (b)	157	7,656
ePlus Inc. (b)	22	2,961
Exar Corp. (b)	140	1,816
ExlService Holdings Inc. (b)	111	5,276
Fabrinet (b)	123	5,174
FARO Technologies Inc. (b)	56	2,000
Forrester Research Inc.	33	1,326
Harmonic Inc. (b)	269	1,598
II-VI Inc. (b)	184	6,627
Insight Enterprises Inc. (b)	118	4,857
Itron Inc. (b)	111	6,742
Ixia (b)	213	4,176
Kopin Corp. (a) (b)	204	835
Kulicke & Soffa Industries Inc. (b)	242	4,916
Liquidity Services Inc. (b)	79	633
LivePerson Inc. (b)	178	1,216
Lumentum Holdings Inc. (b)	187	9,974
Mantech International Corp. - Class A	85	2,948
Methode Electronics Inc.	123	5,588
MicroStrategy Inc. - Class A (b)	32	5,972
MKS Instruments Inc.	181	12,459
Monotype Imaging Holdings Inc.	137	2,763
MTS Systems Corp.	56	3,057
Nanometrics Inc. (b)	84	2,553
NetGear Inc. (b)	110	5,435
NIC Inc.	210	4,232
OSI Systems Inc. (b)	61	4,422
Park Electrochemical Corp.	63	1,131
Perficient Inc. (b)	118	2,048
Plexus Corp. (b)	112	6,486
Power Integrations Inc.	98	6,442
Progress Software Corp.	162	4,716
Qualys Inc. (b)	98	3,717
QuinStreet Inc. (b)	128	500
Rambus Inc. (b)	370	4,866
Rogers Corp. (b)	61	5,247
Rudolph Technologies Inc. (b)	104	2,330
Sanmina Corp. (b)	250	10,166
ScanSource Inc. (b)	84	3,305
Semtech Corp. (b)	222	7,490
Shutterstock Inc. (a) (b)	64	2,631
	Shares/Par†	Value
SPS Commerce Inc. (b)	57	3,347
Stamps.com Inc. (a) (b)	53	6,289
Super Micro Computer Inc. (b)	125	3,180
Sykes Enterprises Inc. (b)	131	3,864
Synchronoss Technologies Inc. (b)	142	3,476
TeleTech Holdings Inc.	53	1,558
TiVo Corp.	408	7,655
TTM Technologies Inc. (b)	281	4,531
Ultratech Inc. (b)	79	2,340
VASCO Data Security International Inc. (b)	102	1,379
Veeco Instruments Inc. (b)	136	4,049
Viavi Solutions Inc. (b)	777	8,330
Virtusa Corp. (b)	92	2,774
XO Group Inc. (b)	82	1,417
Xperi Corp.	163	5,547
		343,369
Materials 5.7%
A. Schulman Inc.	98	3,082
AdvanSix Inc. (b)	101	2,751
AK Steel Holding Corp. (b)	1,063	7,642
American Vanguard Corp.	86	1,428
Balchem Corp.	107	8,833
Boise Cascade Co. (b)	128	3,411
Calgon Carbon Corp.	169	2,463
Century Aluminum Co. (b)	164	2,082
Clearwater Paper Corp. (b)	55	3,083
Deltic Timber Corp.	36	2,783
Flotek Industries Inc. (a) (b)	179	2,288
FutureFuel Corp.	76	1,073
Hawkins Inc.	32	1,558
Haynes International Inc.	41	1,558
HB Fuller Co.	169	8,736
Headwaters Inc. (b)	249	5,857
Ingevity Corp. (b)	142	8,642
Innophos Holdings Inc.	65	3,497
Innospec Inc.	82	5,311
Kaiser Aluminum Corp.	59	4,699
KapStone Paper and Packaging Corp.	293	6,769
Koppers Holdings Inc. (b)	71	2,989
Kraton Corp. (b)	106	3,263
LSB Industries Inc. (a) (b)	68	638
Materion Corp.	66	2,210
Myers Industries Inc.	73	1,153
Neenah Paper Inc.	56	4,181
Olympic Steel Inc.	30	562
P.H. Glatfelter Co.	145	3,154
Quaker Chemical Corp.	45	5,943
Rayonier Advanced Materials Inc.	145	1,953
Schweitzer-Mauduit International Inc.	102	4,237
Stepan Co.	65	5,108
Stillwater Mining Co. (b)	404	6,974
SunCoke Energy Inc. (b)	213	1,910
TimkenSteel Corp. (a) (b)	129	2,438
Tredegar Corp.	85	1,483
US Concrete Inc. (a) (b)	49	3,145
		138,887
Real Estate 5.7%
Acadia Realty Trust	286	8,590
Agree Realty Corp.	87	4,183
American Assets Trust Inc.	136	5,694
CareTrust REIT Inc.	220	3,708
Cedar Realty Trust Inc.	253	1,271
Chesapeake Lodging Trust	204	4,883
Coresite Realty Corp.	114	10,297
DiamondRock Hospitality Co.	676	7,539
EastGroup Properties Inc.	112	8,267
Forestar Group Inc. (b)	110	1,495
Four Corners Property Trust Inc.	199	4,537
Franklin Street Properties Corp.	357	4,337
Getty Realty Corp.	90	2,263
Government Properties Income Trust	241	5,046
HFF Inc. - Class A	117	3,223
Kite Realty Group Trust	278	5,982
Lexington Realty Trust	731	7,291

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
LTC Properties Inc.	132	6,316
Parkway Inc.	141	2,802
Pennsylvania REIT	231	3,503
PS Business Parks Inc.	66	7,572
RE/MAX Holdings Inc. - Class A	59	3,496
Retail Opportunity Investments Corp.	369	7,760
Sabra Healthcare REIT Inc.	220	6,145
Saul Centers Inc.	39	2,416
Summit Hotel Properties Inc.	311	4,977
Universal Health Realty Income Trust	42	2,686
Urstadt Biddle Properties Inc. - Class A	99	2,035
		138,314
Telecommunication Services 1.1%
8x8 Inc. (b)	311	4,736
ATN International Inc.	35	2,472
Cincinnati Bell Inc. (b)	140	2,483
Cogent Communications Group Inc.	136	5,871
Consolidated Communications Holdings Inc. (a)	169	3,948
General Communication Inc. - Class A (b)	88	1,834
Iridium Communications Inc. (a) (b)	268	2,589
Lumos Networks Corp. (b)	78	1,389
Spok Holdings Inc.	68	1,299
		26,621
Utilities 2.6%
Allete Inc.	169	11,414
American States Water Co.	122	5,399
Avista Corp.	217	8,472
California Water Service Group	160	5,729
El Paso Electric Co.	135	6,823
Northwest Natural Gas Co.	97	5,752
South Jersey Industries Inc.	268	9,552
Spire Inc.	154	10,404
		63,545
Total Common Stocks (cost $1,967,301)		2,397,651
	Shares/Par†	Value
CORPORATE BONDS AND NOTES 0.0%
Industrials 0.0%
Mueller Industries Inc.
6.00%, 03/01/27	939	932
Total Corporate Bonds And Notes (cost $939)		932
OTHER EQUITY INTERESTS 0.0%
Gerber Scientific Inc. (a) (b) (c) (d)	19	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 6.7%
Investment Companies 1.2%
JNL Money Market Fund, 0.53% (e) (f)	28,824	28,824
Securities Lending Collateral 5.4%
Securities Lending Cash Collateral Fund LLC, 0.63% (e) (f)	132,090	132,090
Treasury Securities 0.1%
U.S. Treasury Bill
0.65%, 06/15/17 (g)	1,710	1,707
Total Short Term Investments (cost $162,621)		162,621
Total Investments 105.4% (cost $2,130,861)		2,561,204
Other Derivative Instruments 0.0%		74
Other Assets and Liabilities, Net (5.4)%		(130,893)
Total Net Assets 100.0%		$2,430,385

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(g) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	478	June 2017	32,677	$74	$410

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital International Index Fund
COMMON STOCKS 97.5%
Australia 7.4%
AGL Energy Ltd.	125	$2,519
Alumina Ltd. (a)	442	605
Amcor Ltd.	216	2,480
AMP Ltd.	537	2,124
APA Group	199	1,362
Aristocrat Leisure Ltd.	95	1,307
ASX Ltd.	35	1,359
Aurizon Holdings Ltd.	374	1,500
AusNet Services	350	450
Australia & New Zealand Banking Group Ltd.	543	13,190
Bank of Queensland Ltd.	68	628
Bendigo and Adelaide Bank Ltd.	85	791
BHP Billiton Ltd.	597	10,853
Boral Ltd.	231	1,029
Brambles Ltd.	286	2,046
Caltex Australia Ltd.	48	1,085
Challenger Financial Services Group Ltd.	108	1,038
CIMIC Group Ltd.	18	499
Coca-Cola Amatil Ltd.	100	826
Cochlear Ltd. (a)	10	1,034
Commonwealth Bank of Australia (a)	320	20,951
Computershare Ltd.	84	902
Crown Resorts Ltd.	67	607
CSL Ltd.	84	8,014
Dexus Property Group	176	1,314
Domino's Pizza Enterprises Ltd. (a)	11	476
DUET Group	447	952
Flight Centre Ltd.	10	230
Fortescue Metals Group Ltd.	302	1,439
Goodman Group	331	1,955
GPT Group	349	1,374
Harvey Norman Holdings Ltd. (a)	121	418
Healthscope Ltd.	309	535
Incitec Pivot Ltd.	310	889
Insurance Australia Group Ltd.	449	2,073
LendLease Corp. Ltd.	100	1,192
Macquarie Group Ltd.	57	3,959
Medibank Private Ltd.	490	1,056
Mirvac Group	700	1,171
National Australia Bank Ltd.	493	12,556
Newcrest Mining Ltd.	138	2,352
Oil Search Ltd.	257	1,417
Orica Ltd.	74	1,000
Origin Energy Ltd.	320	1,721
Qantas Airways Ltd.	113	336
QBE Insurance Group Ltd.	253	2,490
Ramsay Health Care Ltd.	25	1,342
REA Group Ltd.	9	389
Rio Tinto Ltd.	77	3,567
Santos Ltd. (b)	329	955
Scentre Group	981	3,217
Seek Ltd.	58	705
Sonic Health Care Ltd.	71	1,197
South32 Ltd.	968	2,041
Stockland	431	1,528
Suncorp Group Ltd.	233	2,354
Sydney Airport	194	1,001
Tabcorp Holdings Ltd.	142	514
Tatts Group Ltd.	275	930
Telstra Corp. Ltd.	772	2,747
TPG Telecom Ltd.	63	336
Transurban Group	376	3,351
Treasury Wine Estates Ltd.	138	1,292
Vicinity Centres	631	1,364
Vocus Communications Ltd. (a)	85	279
Wesfarmers Ltd.	211	7,260
Westfield Corp.	359	2,437
Westpac Banking Corp. (a)	621	16,594
Woodside Petroleum Ltd.	143	3,491
Woolworths Ltd.	241	4,880
		181,875
	Shares/Par†	Value
Austria 0.2%
Andritz AG (a)	14	688
Erste Group Bank AG	55	1,780
OMV AG	27	1,077
Raiffeisen International Bank Holding AG (b)	20	457
Voestalpine AG	21	812
		4,814
Belgium 1.1%
AGEAS	37	1,442
Anheuser-Busch InBev NV	141	15,502
Belgacom SA	27	851
Colruyt SA	11	556
Groupe Bruxelles Lambert SA	15	1,330
KBC Groep NV	46	3,054
Solvay SA	13	1,621
Telenet Group Holding NV (b)	11	625
UCB SA	24	1,826
Umicore	18	1,023
		27,830
China 0.1%
Cheung Kong Property Holdings Ltd.	493	3,325
Denmark 1.6%
A P Moller - Maersk A/S - Class A	1	1,086
A P Moller - Maersk A/S - Class B	1	1,954
Carlsberg A/S - Class B	19	1,783
Chr Hansen Holding A/S	17	1,122
Coloplast A/S - Class B	22	1,732
Danske Bank A/S	129	4,385
DONG Energy A/S	27	1,035
DSV A/S	34	1,777
Genmab A/S (b)	10	1,998
ISS A/S	31	1,153
Novo Nordisk A/S - Class B	355	12,196
Novozymes A/S - Class B	44	1,747
Pandora A/S	20	2,257
TDC A/S	147	759
Tryg A/S	18	331
Vestas Wind Systems A/S	41	3,311
William Demant Holding A/S (b)	23	471
		39,097
Finland 0.9%
Elisa Oyj (a)	28	996
Fortum Oyj (a)	86	1,354
Kone Oyj - Class B	62	2,737
Metso Oyj	19	575
Neste Oil Oyj (a)	25	966
Nokia Oyj	1,089	5,853
Nokian Renkaat Oyj	20	842
Orion Oyj - Class B	20	1,019
Sampo Oyj - Class A	82	3,906
Stora Enso Oyj - Class R	105	1,237
UPM-Kymmene Oyj	100	2,348
Wartsila Oyj	26	1,403
		23,236
France 9.4%
Accor SA	33	1,367
Aeroports de Paris	5	679
Air Liquide	72	8,270
Alstom SA (b)	28	840
Arkema SA	12	1,222
AtoS SE	16	2,017
AXA SA	361	9,323
BNP Paribas SA	197	13,090
Bollore SA	155	598
Bouygues SA	39	1,580
Bureau Veritas SA	52	1,102
Cap Gemini SA	30	2,742
Carrefour SA	107	2,524
Casino Guichard Perrachon SA	10	552
Christian Dior SA	10	2,357
Cie de Saint-Gobain	93	4,792
Cie Generale d'Optique Essilor International SA	39	4,710
CNP Assurances SA	35	717

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Compagnie Generale des Etablissements Michelin	34	4,172
Credit Agricole SA	203	2,750
Danone SA	110	7,484
Dassault Aviation SA	—	517
Dassault Systemes SA	23	2,011
Edenred	36	853
Eiffage SA	10	783
Electricite de France SA (a)	44	373
Engie SA	297	4,194
Eurazeo SA	8	529
Eurofins Scientific SE	2	867
Eutelsat Communications Group SA	30	666
Fonciere Des Regions	6	473
Gecina SA	7	1,015
Groupe Eurotunnel SE	80	807
Hermes International SCA	5	2,316
Icade SA	7	508
Iliad SA	5	1,115
Imerys SA	7	565
Ingenico	11	1,031
JC Decaux SA	15	528
Kering SA	14	3,563
Klepierre	42	1,636
Lagardere SCA	24	697
Legrand SA	48	2,919
L'Oreal SA	46	8,907
LVMH Moet Hennessy Louis Vuitton SE (a)	52	11,397
Natixis	159	980
Orange SA	373	5,785
Pernod-Ricard SA	40	4,694
Peugeot SA (b)	90	1,815
Publicis Groupe SA	37	2,552
Remy Cointreau SA	4	400
Renault SA	35	3,078
Rexel SA	52	949
Safran SA	59	4,369
Sanofi SA	215	19,466
Schneider Electric SE	105	7,698
SCOR SE	30	1,132
SEB SA	4	562
SFR Group SA (b)	16	512
Societe BIC SA	6	687
Societe Generale SA	143	7,237
Sodexo SA	18	2,057
Suez Environnement Co.	62	983
Thales SA	20	1,891
Total SA (a)	422	21,344
Unibail-Rodamco SE (a)	19	4,340
Valeo SA	44	2,949
Veolia Environnement	87	1,629
Vinci SA (a)	94	7,503
Vivendi SA	188	3,651
Wendel SA	5	597
Zodiac Aerospace	36	896
		230,914
Germany 8.7%
Adidas AG	35	6,572
Allianz SE	85	15,737
Axel Springer SE	8	434
BASF SE	171	16,883
Bayer AG	153	17,684
Bayerische Motoren Werke AG	62	5,637
Beiersdorf AG	19	1,783
Brenntag AG	29	1,620
Commerzbank AG	197	1,786
Continental AG	21	4,519
Covestro AG	17	1,303
Daimler AG	179	13,201
Deutsche Bank AG (b)	255	4,378
Deutsche Boerse AG (b)	34	3,105
Deutsche Lufthansa AG	40	648
Deutsche Post AG	181	6,195
Deutsche Telekom AG	609	10,668
Deutsche Wohnen AG	67	2,211
	Shares/Par†	Value
E.ON SE	405	3,221
Evonik Industries AG	30	973
Fraport AG Frankfurt Airport Services Worldwide	7	487
Fresenius Medical Care AG & Co. KGaA	39	3,297
Fresenius SE & Co. KGaA	76	6,140
GEA Group AG	34	1,462
Hannover Rueck SE	11	1,319
HeidelbergCement AG	27	2,530
Henkel AG & Co. KGaA	19	2,143
Hochtief AG	4	600
Hugo Boss AG	12	881
Infineon Technologies AG	212	4,348
Innogy SE (b)	26	993
K+S AG (a)	36	840
Lanxess AG	17	1,140
Linde AG	34	5,675
MAN SE	7	686
Merck KGaA	25	2,799
Metro AG	32	1,038
Muenchener Rueckversicherungs AG	29	5,756
Osram Licht AG	17	1,066
ProSiebenSat.1 Media SE	44	1,929
RTL Group SA	7	524
RWE AG (b)	87	1,441
SAP SE	182	17,896
Siemens AG	142	19,443
Symrise AG	23	1,508
Telefonica Deutschland Holding AG	138	683
ThyssenKrupp AG	66	1,622
United Internet AG	24	1,072
Volkswagen AG	6	899
Vonovia SE	85	2,986
Zalando SE (b)	14	583
		212,344
Hong Kong 3.1%
AIA Group Ltd.	2,240	14,138
ASM Pacific Technology Ltd.	43	592
Bank of East Asia Ltd.	217	896
BOC Hong Kong Holdings Ltd.	680	2,779
Cathay Pacific Airways Ltd. (a)	229	332
Cheung Kong Infrastructure Holdings Ltd.	123	966
CK Hutchison Holdings Ltd.	494	6,087
CLP Holdings Ltd.	303	3,176
First Pacific Co. Ltd.	409	298
Galaxy Entertainment Group Ltd.	421	2,306
Hang Lung Group Ltd.	157	670
Hang Lung Properties Ltd.	437	1,136
Hang Seng Bank Ltd.	140	2,848
Henderson Land Development Co. Ltd.	203	1,261
HK Electric Investments Ltd.	442	408
HKT Trust	670	864
Hong Kong & China Gas Co. Ltd.	1,407	2,815
Hong Kong Exchanges & Clearing Ltd.	217	5,483
Hongkong Land Holdings Ltd.	211	1,625
Hysan Development Co. Ltd.	110	499
Jardine Matheson Holdings Ltd.	45	2,889
Kerry Properties Ltd.	108	376
Li & Fung Ltd.	1,012	439
Link REIT	408	2,863
Melco Crown Entertainment Ltd. - ADR	34	631
MGM China Holdings Ltd.	175	365
MTR Corp.	269	1,512
New World Development Ltd.	1,015	1,250
NWS Holdings Ltd. (a)	307	561
PCCW Ltd.	772	455
Power Assets Holdings Ltd.	256	2,208
Shangri-La Asia Ltd.	194	283
Sino Land Co.	583	1,022
SJM Holdings Ltd.	328	267
Sun Hung Kai Properties Ltd.	272	3,998
Swire Pacific Ltd. - Class A	106	1,060
Swire Properties Ltd.	199	638
Techtronic Industries Co.	273	1,105
WH Group Ltd.	1,449	1,250

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Wharf Holdings Ltd.	253	2,178
Wheelock & Co. Ltd.	151	1,194
Yue Yuen Industrial Holdings Ltd.	124	487
		76,210
Ireland 0.5%
CRH Plc	152	5,370
Irish Bank Resolution Corp. Ltd. (b) (c)	34	—
James Hardie Industries SE - CDI	83	1,302
Kerry Group Plc - Class A	30	2,320
Paddy Power Betfair Plc	15	1,595
Ryanair Holdings Plc (b)	2	28
The Governor & Co. of the Bank of Ireland (b)	5,007	1,253
		11,868
Israel 0.7%
Azrieli Group	9	481
Bank Hapoalim BM	205	1,250
Bank Leumi Le-Israel BM (b)	279	1,231
Bezeq Israeli Telecommunication Corp. Ltd.	420	754
Check Point Software Technologies Ltd. (b)	24	2,421
Elbit Systems Ltd.	4	486
Frutarom Industries Ltd.	7	388
Israel Chemicals Ltd.	100	425
Mizrahi Tefahot Bank Ltd. (a)	29	492
Mobileye NV (b)	31	1,931
Nice Ltd.	12	786
Teva Pharmaceutical Industries Ltd. - ADR	167	5,359
		16,004
Italy 2.0%
Assicurazioni Generali SpA	213	3,380
Atlantia SpA	79	2,028
CNH Industrial NV	186	1,791
Enel SpA	1,394	6,560
ENI SpA	474	7,757
EXOR NV	19	990
Ferrari NV	22	1,655
Intesa Sanpaolo SpA	160	408
Intesa Sanpaolo SpA	2,364	6,432
Leonardo-Finmeccanica SpA (b)	76	1,075
Luxottica Group SpA	31	1,730
Mediobanca SpA	100	899
Poste Italiane SpA	91	608
Prysmian SpA	35	914
Saipem SpA (b)	1,085	493
Snam Rete Gas SpA	448	1,935
Telecom Italia SpA	1,214	886
Telecom Italia SpA (b)	2,042	1,838
Terna Rete Elettrica Nazionale SpA	291	1,441
Unicredit SpA	352	5,432
UnipolSai SpA	202	445
		48,697
Japan 23.0%
ABC-Mart Inc.	6	358
Acom Co. Ltd. (b)	83	332
AEON Co. Ltd.	124	1,816
AEON Financial Service Co. Ltd.	19	363
AEON Mall Co. Ltd.	20	318
Air Water Inc.	30	555
Aisin Seiki Co. Ltd.	35	1,714
Ajinomoto Co. Inc.	102	2,026
Alfresa Holdings Corp.	33	577
All Nippon Airways Co. Ltd.	214	655
Alps Electric Co. Ltd.	35	1,001
Amada Co. Ltd.	65	744
Aozora Bank Ltd.	212	781
Asahi Breweries Ltd.	70	2,651
Asahi Glass Co. Ltd.	184	1,493
Asahi Kasei Corp.	229	2,225
Ashikaga Holdings Co. Ltd.	193	773
Asics Corp.	29	470
Astellas Pharma Inc.	402	5,297
Bandai Namco Holdings Inc.	37	1,097
Bank of Kyoto Ltd. (a)	61	445
Benesse Holdings Inc.	13	407
	Shares/Par†	Value
Bridgestone Corp.	121	4,928
Brother Industries Ltd.	42	889
Calbee Inc.	14	465
Canon Inc.	199	6,215
Casio Computer Co. Ltd.	42	593
Central Japan Railway Co.	27	4,394
China Bank Ltd.	127	817
Chubu Electric Power Co. Inc.	115	1,545
Chugai Pharmaceutical Co. Ltd.	41	1,414
Chugoku Bank Ltd.	35	504
Chugoku Electric Power Co. Inc.	51	567
Coca-Cola West Co. Ltd.	23	733
Concordia Financial Group Ltd.	224	1,038
Credit Saison Co. Ltd.	28	502
CYBERDYNE Inc. (a) (b)	18	256
Dai Nippon Printing Co. Ltd.	93	1,006
Daicel Corp.	52	623
Dai-Ichi Life Holdings Inc.	202	3,614
Daiichi Sankyo Co. Ltd.	111	2,508
Daikin Industries Ltd.	44	4,417
Dainippon Sumitomo Pharma Co. Ltd.	28	458
Daito Trust Construction Co. Ltd.	13	1,719
Daiwa House Industry Co. Ltd.	104	2,998
Daiwa House REIT Investment Co.	—	630
Daiwa Securities Group Inc.	307	1,873
Dena Co. Ltd.	19	387
Denso Corp.	88	3,865
Dentsu Inc.	40	2,184
Don Quijote Holdings Co. Ltd.	23	787
East Japan Railway Co.	62	5,395
Eisai Co. Ltd.	47	2,425
Electric Power Development Co. Ltd.	28	658
FamilyMart UNY Holdings Co. Ltd.	15	871
Fanuc Ltd.	36	7,432
Fast Retailing Co. Ltd.	10	3,021
Fuji Electric Holdings Co. Ltd.	108	643
Fuji Heavy Industries Ltd.	113	4,146
FUJIFILM Holdings Corp.	80	3,155
Fujitsu Ltd.	351	2,155
Fukuoka Financial Group Inc.	154	669
Hachijuni Bank Ltd.	71	403
Hakuhodo DY Holdings Inc.	39	462
Hamamatsu Photonics KK	25	727
Hankyu Hanshin Holdings Inc.	43	1,410
Hikari Tsushin Inc.	4	400
Hino Motors Ltd.	44	533
Hirose Electric Co. Ltd.	6	880
Hiroshima Bank Ltd.	97	413
Hisamitsu Pharmaceutical Co. Inc.	10	584
Hitachi Chemical Co. Ltd.	21	588
Hitachi Construction Machinery Co. Ltd. (a)	23	586
Hitachi High-Technologies Corp.	13	535
Hitachi Ltd.	902	4,898
Hitachi Metals Ltd.	41	577
Hokuriku Electric Power Co. (a)	35	339
Honda Motor Co. Ltd.	303	9,147
Hoshizaki Corp.	9	735
Hoya Corp.	73	3,527
Hulic Co. Ltd.	56	526
Idemitsu Kosan Co. Ltd.	16	573
IHI Corp. (b)	291	921
Iida Group Holdings Co. Ltd.	28	426
INPEX Corp.	176	1,740
Isetan Mitsukoshi Holdings Ltd.	64	707
Isuzu Motors Ltd.	108	1,430
ITOCHU Corp.	276	3,929
J. Front Retailing Co. Ltd.	43	633
Japan Airlines Co. Ltd.	21	679
Japan Airport Terminal Co. Ltd.	7	258
Japan Exchange Group Inc.	98	1,401
Japan Post Bank Co. Ltd.	75	936
Japan Post Holdings Co. Ltd.	84	1,054
Japan Prime Realty Investment Corp.	—	578
Japan Real Estate Investment Corp.	—	1,295
Japan Retail Fund Investment Corp.	—	934

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Japan Tobacco Inc.	201	6,545
JFE Holdings Inc.	95	1,634
JGC Corp.	36	627
JS Group Corp.	49	1,253
JSR Corp.	34	575
JTEKT Corp.	42	650
JX Holdings Inc.	540	2,659
Kajima Corp.	156	1,020
Kakaku.com Inc.	23	311
Kamigumi Co. Ltd.	38	329
Kaneka Corp.	58	434
Kansai Electric Power Co. Inc.	128	1,575
Kansai Paint Co. Ltd.	42	896
Kao Corp.	94	5,162
Kawasaki Heavy Industries Ltd.	262	796
KDDI Corp.	341	8,969
Keihan Holdings Co. Ltd.	88	539
Keikyu Corp.	89	979
Keio Corp.	102	810
Keisei Electric Railway Co. Ltd. (a)	25	582
Keyence Corp.	18	7,264
Kikkoman Corp.	26	777
Kintetsu Corp.	339	1,226
Kirin Holdings Co. Ltd.	149	2,815
Kobe Steel Ltd. (b)	62	568
Koito Manufacturing Co. Ltd.	21	1,074
Komatsu Ltd.	173	4,524
Konami Corp.	18	743
Konica Minolta Holdings Inc.	83	744
Kose Corp.	5	482
Kubota Corp.	196	2,954
Kuraray Co. Ltd.	70	1,059
Kurita Water Industries Ltd.	21	512
Kyocera Corp.	59	3,324
kyowa Hakko Kirin Co. Ltd.	48	756
Kyushu Electric Power Co. Inc. (a)	80	855
Kyushu Financial Group Inc.	64	392
Lawson Inc.	9	632
LINE Corp. (a) (b)	8	297
Lion Corp.	43	775
M3 Inc.	33	830
Mabuchi Motor Co. Ltd.	10	576
Makita Corp.	42	1,459
Marubeni Corp.	295	1,821
Marui Group Co. Ltd.	38	516
Maruichi Steel Tube Ltd.	11	305
Mazda Motor Corp.	103	1,488
McDonald's Holdings Co. Japan Ltd.	14	400
Medipal Holdings Corp.	28	440
MEIJI Holdings Co. Ltd.	21	1,786
Minebea Co. Ltd.	65	869
Miraca Holdings Inc.	11	510
MISUMI Group Inc.	50	907
Mitsubishi Chemical Holdings Corp.	256	1,985
Mitsubishi Corp.	276	5,991
Mitsubishi Electric Corp.	360	5,191
Mitsubishi Estate Co. Ltd.	234	4,263
Mitsubishi Gas Chemical Co. Inc.	36	750
Mitsubishi Heavy Industries Ltd.	591	2,378
Mitsubishi Logistics Corp.	20	276
Mitsubishi Materials Corp.	20	601
Mitsubishi Motors Corp.	125	750
Mitsubishi Tanabe Pharma Corp.	42	869
Mitsubishi UFJ Financial Group Inc.	2,365	14,896
Mitsubishi UFJ Lease & Finance Co. Ltd.	94	469
Mitsui & Co. Ltd.	318	4,624
Mitsui Chemicals Inc.	167	827
Mitsui Fudosan Co. Ltd.	165	3,523
Mitsui OSK Lines Ltd.	230	723
Mixi Inc.	9	445
Mizuho Financial Group Inc. (a)	4,474	8,213
MS&AD Insurance Group Holdings	93	2,980
Murata Manufacturing Co. Ltd.	36	5,086
Nabtesco Corp.	20	543
Nagoya Railroad Co. Ltd.	169	762
	Shares/Par†	Value
NEC Corp.	472	1,139
Nexon Co. Ltd.	34	542
NGK Insulators Ltd.	51	1,157
NGK Spark Plug Co. Ltd.	32	734
Nidec Corp.	45	4,260
Nikon Corp.	61	885
Nintendo Co. Ltd.	21	4,919
Nippon Building Fund Inc.	—	1,381
Nippon Electric Glass Co. Ltd.	88	533
Nippon Express Co. Ltd.	158	813
Nippon Meat Packers Inc.	33	887
Nippon Paint Co. Ltd.	30	1,041
Nippon Prologis REIT Inc.	—	581
Nippon Steel Corp.	150	3,454
Nippon Telegraph & Telephone Corp.	129	5,518
Nippon Yusen KK	317	669
Nissan Chemical Industries Ltd.	22	639
Nissan Motor Co. Ltd.	429	4,140
Nisshin Seifun Group Inc.	32	480
Nissin Foods Holdings Co. Ltd.	11	622
Nitori Co. Ltd.	15	1,930
Nitto Denko Corp.	30	2,352
NOK Corp.	16	364
Nomura Holdings Inc.	662	4,097
Nomura Real Estate Holdings Inc.	21	341
Nomura Real Estate Master Fund Inc.	1	1,128
Nomura Research Institute Ltd.	26	964
NSK Ltd.	85	1,221
NTT Data Corp.	22	1,030
NTT DoCoMo Inc.	258	6,032
Obayashi Corp.	126	1,181
Obic Co. Ltd.	11	511
Odakyu Electric Railway Co. Ltd.	55	1,082
OJI Holdings Corp.	136	638
Olympus Corp.	53	2,065
Omron Corp.	35	1,555
Ono Pharmaceutical Co. Ltd.	78	1,626
Oracle Corp. Japan	6	355
Oriental Land Co. Ltd.	40	2,299
ORIX Corp.	248	3,679
Osaka Gas Co. Ltd.	351	1,338
Otsuka Corp.	9	505
Otsuka Holdings Co. Ltd.	71	3,218
Panasonic Corp.	412	4,664
Park24 Co. Ltd.	18	468
Pola Orbis Holdings Inc.	16	396
Rakuten Inc.	168	1,692
Recruit Holdings Co. Ltd.	69	3,519
Resona Holdings Inc.	405	2,178
Ricoh Co. Ltd.	125	1,029
Rinnai Corp.	6	510
Rohm Co. Ltd.	17	1,145
Ryohin Keikaku Co. Ltd.	4	923
Sankyo Co. Ltd.	9	301
Santen Pharmaceutical Co. Ltd.	66	966
SBI Holdings Inc.	44	612
Secom Co. Ltd.	38	2,745
Sega Sammy Holdings Inc.	33	439
Seibu Holdings Inc.	31	519
Seiko Epson Corp.	53	1,114
Sekisui Chemical Co. Ltd.	77	1,295
Sekisui House Ltd.	115	1,890
Seven & I Holdings Co. Ltd.	141	5,522
Seven Bank Ltd.	124	406
Sharp Corp. (a) (b)	264	1,111
Shimadzu Corp.	44	700
Shimamura Co. Ltd.	4	530
Shimano Inc.	14	2,007
Shimizu Corp.	108	970
Shin-Etsu Chemical Co. Ltd.	72	6,302
Shinsei Bank Ltd.	352	649
Shionogi & Co. Ltd.	54	2,811
Shiseido Co. Ltd.	72	1,898
Shizuoka Bank Ltd.	99	807
Showa Shell Sekiyu KK	29	296

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
SMC Corp.	11	3,113
SoftBank Group Corp.	153	10,878
Sohgo Security Services Co. Ltd.	13	494
Sompo Holdings Inc.	67	2,462
Sony Corp.	235	7,938
Sony Financial Holdings Inc.	32	517
Stanley Electric Co. Ltd.	26	738
Start Today Co. Ltd.	32	700
Sumitomo Chemical Co. Ltd.	282	1,580
Sumitomo Corp.	219	2,955
Sumitomo Electric Industries Ltd.	139	2,314
Sumitomo Heavy Industries Ltd.	111	776
Sumitomo Metal Mining Co. Ltd.	87	1,244
Sumitomo Mitsui Financial Group Inc.	249	9,074
Sumitomo Mitsui Trust Holdings Inc.	61	2,114
Sumitomo Realty & Development Co. Ltd.	67	1,753
Sumitomo Rubber Industries Inc.	31	522
Sundrug Co. Ltd.	13	437
Suntory Beverage & Food Ltd.	25	1,043
Suruga Bank Ltd.	34	718
Suzuken Co. Ltd.	14	461
Suzuki Motor Corp.	63	2,600
Sysmex Corp.	29	1,748
T&D Holdings Inc.	105	1,521
Taiheiyo Cement Corp.	233	782
Taisei Corp.	191	1,397
Taisho Pharmaceutical Holdings Co. Ltd.	6	480
Taiyo Nippon Sanso Corp.	24	281
Takashimaya Co. Ltd.	53	465
Takeda Pharmaceutical Co. Ltd.	133	6,242
TDK Corp.	23	1,454
Teijin Ltd.	32	604
Terumo Corp.	63	2,194
THK Co. Ltd.	20	502
Tobu Railway Co. Ltd.	180	914
Toho Co. Ltd.	22	581
Toho Gas Co. Ltd.	77	546
Tohoku Electric Power Co. Inc.	84	1,148
Tokio Marine Holdings Inc.	127	5,369
Tokyo Electric Power Co. Holdings Inc. (b)	267	1,049
Tokyo Electron Ltd.	30	3,251
Tokyo Gas Co. Ltd.	377	1,722
Tokyo Tatemono Co. Ltd.	36	483
Tokyu Corp.	203	1,442
Tokyu Fudosan Holdings Corp	92	502
Toppan Printing Co. Ltd.	97	991
Toray Industries Inc.	266	2,367
Toshiba Corp. (a) (b)	750	1,617
TOTO Ltd.	27	1,002
Toyo Seikan Group Holdings Ltd.	30	487
Toyo Suisan Kaisha Ltd.	16	597
Toyoda Gosei Co. Ltd.	15	377
Toyota Industries Corp.	30	1,512
Toyota Motor Corp.	484	26,264
Toyota Tsusho Corp.	41	1,241
Trend Micro Inc.	22	979
Tsuruha Holdings Inc.	6	594
Unicharm Corp.	77	1,863
United Urban Investment Corp.	1	828
USS Co. Ltd.	40	665
West Japan Railway Co.	30	1,937
Yahoo! Japan Corp.	265	1,229
Yakult Honsha Co. Ltd.	15	829
Yamada Denki Co. Ltd.	122	609
Yamaguchi Financial Group Inc.	41	445
Yamaha Corp.	32	880
Yamaha Motor Co. Ltd.	51	1,223
Yamato Holdings Co. Ltd.	62	1,296
Yamazaki Baking Co. Ltd.	24	494
Yaskawa Electric Corp. (a)	51	1,033
Yokogawa Electric Corp.	39	618
Yokohama Rubber Co. Ltd.	22	427
		565,362
	Shares/Par†	Value
Jersey 0.1%
Randgold Resources Ltd.	17	1,458
Luxembourg 0.3%
ArcelorMittal (b)	340	2,843
Millicom International Cellular SA - SDR	12	658
SES SA - FDR	66	1,539
Tenaris SA	91	1,565
		6,605
Macau 0.1%
Sands China Ltd.	438	2,029
Wynn Macau Ltd.	269	548
		2,577
Malta 0.0%
BGP Holdings Plc (c)	479	7
Netherlands 5.3%
ABN AMRO Group NV - CVA	51	1,238
Aegon NV	328	1,669
Airbus Group NV	107	8,129
Akzo Nobel NV	46	3,815
Altice NV (a) (b)	68	1,531
Altice NV (b)	23	512
ASML Holding NV	69	9,210
Gemalto NV	14	787
Heineken Holding NV	19	1,536
Heineken NV	43	3,669
ING Groep NV	720	10,877
Koninklijke Ahold NV	239	5,113
Koninklijke Boskalis Westminster NV	19	643
Koninklijke KPN NV	651	1,956
Koninklijke Philips Electronics NV	177	5,688
Koninklijke Philips NV	34	2,271
Koninklijke Vopak NV	12	530
NN Group NV	61	1,968
NXP Semiconductors NV (b)	54	5,575
Randstad Holding NV	22	1,269
Reed Elsevier NV	184	3,408
Royal Dutch Shell Plc - Class A	824	21,728
Royal Dutch Shell Plc - Class B	695	19,093
Unilever NV - CVA	303	15,030
Wolters Kluwer NV	55	2,269
		129,514
New Zealand 0.2%
Auckland International Airport Ltd.	174	825
Contact Energy Ltd.	116	410
Fletcher Building Ltd.	128	748
Mercury NZ Ltd.	119	262
Meridian Energy Ltd.	213	417
Ryman Healthcare Ltd.	61	358
Spark New Zealand Ltd.	365	895
		3,915
Norway 0.6%
DNB Bank ASA	179	2,850
Gjensidige Forsikring ASA	37	557
Marine Harvest ASA	74	1,134
Norsk Hydro ASA	247	1,441
Orkla ASA	155	1,387
Schibsted ASA - Class A	13	325
Schibsted ASA - Class B	14	324
Statoil ASA	212	3,638
Telenor ASA	139	2,311
Yara International ASA	33	1,258
		15,225
Portugal 0.1%
Banco Espirito Santo SA (b) (c)	413	—
Energias de Portugal SA	429	1,450
Galp Energia SGPS SA	91	1,379
Jeronimo Martins SGPS SA	44	778
		3,607
Singapore 1.3%
Ascendas REIT	433	780
CapitaLand Ltd.	452	1,174
CapitaMall Trust	451	635

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Captialand Commerical Trust	383	423
City Developments Ltd.	69	502
ComfortDelgro Corp. Ltd.	375	687
DBS Group Holdings Ltd.	324	4,491
Genting Singapore Plc	1,083	790
Global Logistic Properties Ltd.	496	986
Golden Agri-Resources Ltd.	1,187	327
Hutchison Port Holdings Trust (a)	827	343
Jardine Cycle & Carriage Ltd.	18	578
Keppel Corp. Ltd.	280	1,389
Oversea-Chinese Banking Corp. Ltd.	570	3,956
SembCorp Industries Ltd.	204	463
Singapore Airlines Ltd.	100	718
Singapore Airport Terminal Services Ltd.	122	426
Singapore Exchange Ltd.	160	882
Singapore Press Holdings Ltd. (a)	323	820
Singapore Technologies Engineering Ltd.	279	744
Singapore Telecommunications Ltd.	1,525	4,274
StarHub Ltd.	90	186
Suntec REIT (a)	405	518
United Overseas Bank Ltd.	241	3,807
UOL Group Ltd.	95	471
Wilmar International Ltd.	345	871
Yangzijiang Shipbuilding Holdings Ltd.	293	237
		31,478
Spain 3.2%
Abertis Infraestructuras SA - Class A	124	1,996
ACS Actividades de Construccion y Servicios SA	34	1,163
Aena SA	13	2,032
Amadeus IT Group SA	82	4,170
Banco Bilbao Vizcaya Argentaria SA	1,201	9,323
Banco de Sabadell SA	982	1,799
Banco Popular Espanol SA (b)	612	593
Banco Santander SA	2,706	16,562
Bankia SA	894	1,017
Bankinter SA	131	1,099
CaixaBank SA	675	2,903
Distribuidora Internacional de Alimentacion SA	115	666
Enagas SA	42	1,080
Endesa SA	60	1,399
Ferrovial SA	89	1,785
Gas Natural SDG SA	61	1,335
Grifols SA - Class A	55	1,347
Iberdrola SA	1,031	7,365
Inditex SA	200	7,028
Mapfre SA	190	650
Red Electrica Corp. SA	78	1,496
Repsol SA	210	3,249
Telefonica SA	843	9,434
Zardoya Otis SA	34	312
		79,803
Sweden 2.8%
Alfa Laval AB	55	1,035
Assa Abloy AB - Class B	188	3,867
Atlas Copco AB - Class A	124	4,357
Atlas Copco AB - Class B	73	2,328
Boliden AB	53	1,571
Electrolux AB - Class B (a)	44	1,231
Getinge AB - Class B (a)	37	656
Hennes & Mauritz AB - Class B	178	4,534
Hexagon AB - Class B	47	1,872
Husqvarna AB - Class B	81	709
ICA Gruppen AB (a)	13	443
Industrivarden AB - Class C	31	679
Investor AB - Class B	86	3,598
Kinnevik AB - Class B	43	1,150
L E Lundbergforetagen AB - Series B	7	466
Lundin Petroleum AB (b)	35	706
Nordea Bank AB	564	6,440
Sandvik AB	193	2,881
Securitas AB - Class B	55	860
Skandinaviska Enskilda Banken AB - Class A (a)	279	3,097
Skanska AB - Class B (a)	63	1,478
SKF AB - Class B (a)	71	1,401
	Shares/Par†	Value
Svenska Cellulosa AB - Class B (a)	114	3,683
Svenska Handelsbanken AB - Class A (a)	285	3,907
Swedbank AB - Class A (a)	169	3,910
Swedish Match AB	36	1,169
Tele2 AB - Class B	70	671
Telefonaktiebolaget LM Ericsson - Class B (a)	576	3,845
Telia Co. AB	494	2,069
Volvo AB - Class B	285	4,201
		68,814
Switzerland 8.9%
ABB Ltd.	350	8,195
Actelion Ltd.	18	5,113
Adecco Group AG	30	2,129
Aryzta AG	16	509
Baloise Holding AG	9	1,219
Barry Callebaut AG	—	522
Cie Financiere Richemont SA	97	7,692
Credit Suisse Group AG	370	5,511
Dufry AG (b)	8	1,272
EMS-Chemie Holding AG	2	886
Galenica AG	1	725
Geberit AG	7	2,956
Givaudan SA	2	3,148
Glencore Plc (b)	2,273	8,917
Julius Baer Group Ltd.	41	2,073
Kuehne & Nagel International AG	10	1,385
LafargeHolcim Ltd.	85	5,023
Lindt & Spruengli AG	—	1,260
Lonza Group AG	10	1,980
Nestle SA	577	44,255
Novartis AG	414	30,734
Pargesa Holding SA	6	421
Partners Group Holding AG	3	1,697
Roche Holding AG	130	33,302
Schindler Holding AG	4	706
SGS SA	1	2,160
Sika AG	—	2,363
Sonova Holding AG	10	1,368
STMicroelectronics NV	119	1,826
Swatch Group AG	9	644
Swatch Group AG	6	2,050
Swiss Life Holding AG	6	1,851
Swiss Prime Site AG	13	1,129
Swiss Re AG	60	5,434
Swisscom AG (a)	5	2,209
Syngenta AG	17	7,508
UBS Group AG	680	10,867
Zurich Insurance Group AG	28	7,483
		218,522
United Kingdom 15.7%
3i Group Plc	176	1,657
Aberdeen Asset Management Plc	164	544
Admiral Group Plc	36	903
Anglo American Plc (b)	262	4,003
Antofagasta Plc	71	737
Ashtead Group Plc	92	1,898
Associated British Foods Plc	65	2,123
AstraZeneca Plc	235	14,431
Auto Trader Group Plc	176	866
Aviva Plc	757	5,049
Babcock International Group Plc	44	484
BAE Systems Plc	593	4,771
Barclays Plc	3,141	8,868
Barratt Developments Plc	186	1,275
Berkeley Group Holdings Plc	23	936
BHP Billiton Plc	386	5,958
BP Plc	3,509	20,195
British American Tobacco Plc	346	22,931
British Land Co. Plc	187	1,433
BT Group Plc	1,576	6,294
Bunzl Plc	60	1,749
Burberry Group Plc	80	1,716
Capita Group Plc	115	815
Capital Shopping Centres Group Plc (a)	173	604

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Carnival Plc	35	1,982
Centrica Plc	1,000	2,723
Cobham Plc	317	529
Coca-Cola European Partners Plc	40	1,487
Coca-Cola HBC AG	33	864
Compass Group Plc	306	5,775
Croda International Plc	24	1,073
DCC Plc	17	1,498
Diageo Plc	467	13,369
Direct Line Insurance Group Plc	237	1,032
Dixons Carphone Plc	166	661
easyJet Plc	28	358
Experian Plc	173	3,530
Fiat Chrysler Automobiles NV (b)	167	1,825
Fresnillo Plc	39	752
G4S Plc	308	1,176
GKN Plc	318	1,450
GlaxoSmithKline Plc	904	18,803
Hammerson Plc	142	1,017
Hargreaves Lansdown Plc	44	720
Hikma Pharmaceuticals Plc	25	623
HSBC Holdings Plc	3,667	29,910
IMI Plc	54	804
Imperial Brands Plc	178	8,627
Inmarsat Plc	86	914
InterContinental Hotels Group Plc	35	1,718
International Consolidated Airlines Group SA	149	983
Intertek Group Plc	31	1,525
Investec Plc	129	879
ITV Plc	670	1,838
J Sainsbury Plc	301	996
Johnson Matthey Plc	36	1,394
Kingfisher Plc	421	1,721
Land Securities Group Plc	146	1,945
Legal & General Group Plc	1,101	3,409
Lloyds Banking Group Plc	11,915	9,909
London Stock Exchange Group Plc	58	2,299
Marks & Spencer Group Plc	313	1,320
Mediclinic International Plc	69	617
Meggitt Plc	138	773
Merlin Entertainments Plc	140	840
Mondi Plc	69	1,671
National Grid Plc	699	8,866
Next Plc	26	1,427
Old Mutual Plc	920	2,315
Pearson Plc	153	1,308
Persimmon Plc	59	1,546
Petrofac Ltd.	42	481
Provident Financial Plc	28	1,047
Prudential Plc (d)	479	10,111
Reckitt Benckiser Group Plc	117	10,684
Relx Plc	201	3,936
Rio Tinto Plc	230	9,254
Rolls-Royce Holdings Plc	332	3,132
Royal Bank of Scotland Group Plc (b)	639	1,939
Royal Mail Plc	155	826
RSA Insurance Group Plc	191	1,404
Sage Group Plc	193	1,528
Schroders Plc	26	975
Segro Plc	164	936
Severn Trent Plc	42	1,255
Shire Plc	168	9,776
Sky Plc	194	2,374
Smith & Nephew Plc	166	2,533
Smiths Group Plc	76	1,537
SSE Plc	190	3,508
St. James's Place Plc	102	1,355
Standard Chartered Plc (b)	610	5,837
Standard Life Plc	375	1,666
Tate & Lyle Plc	89	848
Taylor Wimpey Plc	626	1,514
Tesco Plc (b)	1,530	3,560
Travis Perkins Plc	43	809
TUI AG	91	1,263
	Shares/Par†	Value
Unilever Plc	238	11,752
United Utilities Group Plc	127	1,586
Vodafone Group Plc	4,939	12,872
Weir Group Plc	38	909
Whitbread Plc	35	1,734
William Hill Plc	170	619
WM Morrison Supermarkets Plc	417	1,255
Wolseley Plc	46	2,916
Worldpay Group Plc	323	1,195
WPP Plc	238	5,221
		385,188
United States of America 0.2%
AerCap Holdings NV (b)	28	1,303
Jardine Strategic Holdings Ltd.	42	1,777
Qiagen NV	38	1,115
Taro Pharmaceutical Industries Ltd. (a) (b)	3	313
		4,508
Total Common Stocks (cost $2,179,840)		2,392,797
PREFERRED STOCKS 0.6%
Germany 0.5%
Bayerische Motoren Werke AG	10	820
Fuchs Petrolub SE	13	623
Henkel AG & Co. KGaA (e)	33	4,278
Porsche Automobil Holding SE (e)	27	1,492
Schaeffler AG (b)	29	509
Volkswagen AG	35	5,052
		12,774
Switzerland 0.1%
Lindt & Spruengli AG (e)	—	1,043
Schindler Holding AG (e)	8	1,530
		2,573
Total Preferred Stocks (cost $13,574)		15,347
RIGHTS 0.0%
Germany 0.0%
Deutsche Bank AG (b)	255	609
Total Rights (cost $0)		609
OTHER EQUITY INTERESTS 0.0%
Austria 0.0%
IMMOEAST AG Escrow (b) (c) (f)	37	—
IMMOFINANZ AG Escrow (b) (c) (f)	27	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.2%
Investment Companies 1.1%
JNL Money Market Fund, 0.53% (d) (g)	26,961	26,961
Securities Lending Collateral 3.0%
Securities Lending Cash Collateral Fund LLC, 0.63% (d) (g)	73,135	73,135
Treasury Securities 0.1%
U.S. Treasury Bill
0.65%, 06/15/17 (h)	2,505	2,501
Total Short Term Investments (cost $102,597)		102,597
Total Investments 102.3% (cost $2,296,011)		2,511,350
Other Derivative Instruments 0.0%		501
Other Assets and Liabilities, Net (2.3)%		(57,399)
Total Net Assets 100.0%		$2,454,452

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(d) Investment in affiliate.

(e) Convertible security.

(f) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(h) All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	38	June 2017	AUD	5,467	$(23)	$67
Euro Stoxx 50	433	June 2017	EUR	14,459	69	403
FTSE 100 Index	120	June 2017	GBP	8,750	(37)	(25)
Tokyo Price Index	79	June 2017	JPY	1,217,126	(117)	(203)
					$(108)	$242

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CIT	06/21/17	AUD	289	$221	$(2)
AUD/USD	GSC	06/21/17	AUD	1,150	878	12
AUD/USD	RBC	06/21/17	AUD	1,191	909	12
AUD/USD	SCB	06/21/17	AUD	143	109	—
AUD/USD	WBC	06/21/17	AUD	1,369	1,045	14
EUR/USD	BMO	06/21/17	EUR	2,390	2,559	24
EUR/USD	CBA	06/21/17	EUR	2,806	3,005	33
EUR/USD	CIT	06/21/17	EUR	1,351	1,447	14
EUR/USD	HSB	06/21/17	EUR	1,351	1,447	16
EUR/USD	SCB	06/21/17	EUR	672	720	(6)
EUR/USD	UBS	06/21/17	EUR	168	180	(2)
EUR/USD	UBS	06/21/17	EUR	2,494	2,671	26
GBP/USD	BCL	06/21/17	GBP	3,280	4,117	117
GBP/USD	GSC	06/21/17	GBP	1,193	1,497	42
GBP/USD	NSI	06/21/17	GBP	1,491	1,871	53
GBP/USD	RBC	06/21/17	GBP	441	553	7
GBP/USD	SGA	06/21/17	GBP	146	182	—
JPY/USD	CIT	06/21/17	JPY	446,895	4,027	111
JPY/USD	GSC	06/21/17	JPY	55,286	498	14
JPY/USD	HSB	06/21/17	JPY	481,532	4,339	113
JPY/USD	SCB	06/21/17	JPY	30,310	273	(1)
JPY/USD	SCB	06/21/17	JPY	15,150	136	—
USD/AUD	BCL	06/21/17	AUD	(287)	(219)	—
USD/EUR	CIT	06/21/17	EUR	(269)	(288)	2
USD/EUR	RBC	06/21/17	EUR	(204)	(218)	2
USD/EUR	SCB	06/21/17	EUR	(204)	(218)	1
USD/EUR	UBS	06/21/17	EUR	(504)	(540)	10
USD/GBP	BNP	06/21/17	GBP	(147)	(185)	(2)
USD/GBP	CIT	06/21/17	GBP	(217)	(272)	1
USD/GBP	SCB	06/21/17	GBP	(73)	(92)	(1)
USD/JPY	GSC	06/21/17	JPY	(15,480)	(139)	(2)
USD/JPY	RBC	06/21/17	JPY	(45,255)	(408)	4
USD/JPY	SCB	06/21/17	JPY	(15,670)	(141)	(4)
USD/JPY	SCB	06/21/17	JPY	(61,570)	(555)	1
					$29,409	$609

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.6%
Ally Auto Receivables Trust
Series 2015-A4-2, 1.84%, 01/15/19	1,000	$1,002
AmeriCredit Automobile Receivables Trust
Series 2014-A3-4, 1.27%, 08/08/17	230	230
Capital One Multi-Asset Execution Trust
Series 2015-A1-A1, 1.39%, 03/15/18	500	500
Series 2016-A4-A4, 1.33%, 08/15/19	700	692
CenterPoint Energy Transition Bond Co. II LLC
Series 2005-A4-A, 5.17%, 08/01/19	31	32
Citibank Credit Card Issuance Trust
Series 2014-A8-A8, 1.73%, 04/09/18	1,000	1,003
Series 2014-A1-A1, 2.88%, 01/21/21	300	308
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/10/24	500	517
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	714
COMM Mortgage Trust
Series 2014-A2-LC15, REMIC, 2.84%, 03/10/19	400	406
Series 2015-A2-DC1, REMIC, 2.87%, 01/10/20	490	497
Series 2013-A4-CR11, REMIC, 4.26%, 09/10/23	650	698
Commercial Mortgage Pass-Through Certificates
Series 2014-A2-CR14, REMIC, 3.15%, 01/10/19	145	147
Commercial Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/10/24	500	511
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	519
Series 2014-AM-UBS4, REMIC, 3.97%, 07/10/24	400	407
Series 2015-A4-DC1, REMIC, 3.08%, 12/10/24	500	495
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,003
Delta Air Lines Inc. Pass-Through Trust
Series 2007-A-1, 6.82%, 08/10/22	251	290
Fifth Third Auto Trust
Series 2014-A4-3, 1.47%, 06/15/17	180	180
Ford Credit Auto Owner Trust
Series 2016-A4-A, 1.60%, 06/15/21	1,000	996
GS Mortgage Securities Trust
Series 2012-A3-GC6, REMIC, 3.48%, 11/10/21	747	779
JPMBB Commercial Mortgage Securities Trust
Series 2014-A2-C19, REMIC, 3.05%, 04/15/19	150	153
Series 2015-A1-C28, REMIC, 1.45%, 01/15/20	362	360
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	535
Mercedes-Benz Auto Receivables Trust
Series 2015-A3-1, 1.34%, 10/15/18	500	500
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A2-C11, REMIC, 3.09%, 08/15/18	414	421
Series 2012-A4-C6, REMIC, 2.86%, 09/15/22	250	253
Series 2014-A5-C17, REMIC, 3.74%, 07/15/24	500	521
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	1,000	970
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/10/22	350	358
Series 2012-A5-C4, REMIC, 2.85%, 12/10/22	500	504
United Airlines Inc. Pass-Through Trust
Series 2013-A-1, 4.30%, 08/15/25	219	228
Series 2014-A-2, 3.75%, 09/03/26	183	186
US Airways Pass-Through Trust
Series 2013-A-1, 3.95%, 11/15/25	210	215
Wells Fargo-RBS Commercial Mortgage Trust
Series 2013-A2-C17, REMIC, 2.92%, 11/15/18	500	508
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	360	364
Series 2014-A5-C21, REMIC, 3.68%, 07/15/24	500	518
WF-RBS Commercial Mortgage Trust
Series 2013-A2-C11, REMIC, 2.03%, 02/16/18	307	308
Total Non-U.S. Government Agency Asset-Backed Securities (cost $18,878)		18,828
CORPORATE BONDS AND NOTES 25.5%
Consumer Discretionary 2.2%
21st Century Fox America Inc.
4.50%, 02/15/21	400	426
3.00%, 09/15/22	350	349
6.20%, 12/15/34	50	59
6.15%, 02/15/41	300	356
	Shares/Par†	Value
Amazon.com Inc.
2.60%, 12/05/19	300	306
2.50%, 11/29/22	200	199
AutoNation Inc.
6.75%, 04/15/18	200	210
AutoZone Inc.
3.25%, 04/15/25	350	342
BorgWarner Inc.
4.38%, 03/15/45	200	194
California Institute of Technology
4.32%, 08/01/45	40	43
Carnival Corp.
3.95%, 10/15/20	200	210
CBS Corp.
4.00%, 01/15/26	500	509
7.88%, 07/30/30	125	169
4.85%, 07/01/42	150	151
Charter Communications Operating LLC
3.58%, 07/23/20	500	515
4.91%, 07/23/25	640	676
6.48%, 10/23/45	210	242
Comcast Corp.
5.70%, 05/15/18	200	209
2.75%, 03/01/23	50	50
3.38%, 08/15/25	290	293
4.20%, 08/15/34	500	510
6.50%, 11/15/35	100	128
6.95%, 08/15/37	250	334
4.75%, 03/01/44	300	316
Discovery Communications LLC
5.63%, 08/15/19	62	67
6.35%, 06/01/40	100	105
Dollar General Corp.
3.25%, 04/15/23	250	249
Ford Motor Co.
4.35%, 12/08/26	200	204
7.45%, 07/16/31	300	377
4.75%, 01/15/43	300	281
5.29%, 12/08/46	200	200
General Motors Co.
5.00%, 04/01/35	440	436
Grupo Televisa SAB
6.63%, 03/18/25	100	116
Hasbro Inc.
6.35%, 03/15/40	300	353
Home Depot Inc.
2.00%, 06/15/19 - 04/01/21	610	610
3.00%, 04/01/26	500	499
5.88%, 12/16/36	600	759
3.50%, 09/15/56	200	175
Interpublic Group of Cos. Inc.
4.20%, 04/15/24	250	258
Johnson Controls International Plc
3.75%, 12/01/21	250	260
Kohl's Corp.
4.00%, 11/01/21 (a)	300	305
4.25%, 07/17/25 (a)	500	480
Lowe's Cos. Inc.
4.63%, 04/15/20	100	107
5.50%, 10/15/35	150	177
4.38%, 09/15/45	150	154
Macy's Retail Holdings Inc.
6.65%, 07/15/24	200	217
6.90%, 04/01/29	250	267
Marriott International Inc.
3.13%, 10/15/21 - 06/15/26	800	787
Mattel Inc.
2.35%, 05/06/19	200	201
McDonald's Corp.
5.35%, 03/01/18	300	310
2.75%, 12/09/20	230	233
3.70%, 01/30/26	175	178
6.30%, 03/01/38	200	248
4.88%, 12/09/45	165	176

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
NBCUniversal Media LLC
5.15%, 04/30/20	200	218
4.38%, 04/01/21	500	537
6.40%, 04/30/40	250	319
Newell Rubbermaid Inc.
5.50%, 04/01/46 (b)	200	228
Nike Inc.
2.25%, 05/01/23	200	195
Nordstrom Inc.
4.00%, 10/15/21	225	234
Scripps Networks Interactive Inc.
2.80%, 06/15/20	250	252
3.50%, 06/15/22	250	254
Staples Inc.
4.38%, 01/12/23 (a) (b)	100	102
Starbucks Corp.
2.70%, 06/15/22	225	228
Target Corp.
2.30%, 06/26/19	200	203
3.63%, 04/15/46	300	271
Thomson Reuters Corp.
6.50%, 07/15/18 (a)	200	212
3.95%, 09/30/21	200	209
Tiffany & Co.
4.90%, 10/01/44	200	187
Time Warner Cable Inc.
8.75%, 02/14/19	169	189
7.30%, 07/01/38	300	370
6.75%, 06/15/39	300	350
Time Warner Inc.
3.40%, 06/15/22	500	509
2.95%, 07/15/26	500	465
7.63%, 04/15/31	200	269
6.10%, 07/15/40	200	226
4.85%, 07/15/45	90	88
TJX Cos. Inc.
2.75%, 06/15/21	200	203
Toyota Motor Credit Corp.
2.13%, 07/18/19	200	201
University of Notre Dame du Lac
3.44%, 02/15/45	250	240
University of Southern California
3.03%, 10/01/39	450	407
5.25%, 10/01/11	20	23
Viacom Inc.
5.63%, 09/15/19	500	537
3.88%, 04/01/24	250	249
4.38%, 03/15/43	300	260
Walt Disney Co.
2.75%, 08/16/21	300	306
7.00%, 03/01/32	50	69
4.38%, 08/16/41	250	265
Wyndham Worldwide Corp.
3.90%, 03/01/23	500	505
		24,965
Consumer Staples 1.6%
Altria Group Inc.
2.85%, 08/09/22	500	501
4.50%, 05/02/43	200	203
Anheuser-Busch Cos. Inc.
6.45%, 09/01/37	500	659
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	200	214
2.50%, 07/15/22	300	296
Archer-Daniels-Midland Co.
2.50%, 08/11/26	300	285
4.02%, 04/16/43	250	249
Campbell Soup Co.
4.25%, 04/15/21	300	319
Clorox Co.
3.80%, 11/15/21	250	263
Coca-Cola Co.
3.15%, 11/15/20	300	313
	Shares/Par†	Value
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	200	206
ConAgra Foods Inc.
3.25%, 09/15/22	300	302
CVS Caremark Corp.
4.13%, 05/15/21	400	424
CVS Health Corp.
2.80%, 07/20/20	280	284
3.50%, 07/20/22	500	516
2.88%, 06/01/26	500	476
5.13%, 07/20/45	200	220
Diageo Capital Plc
1.13%, 04/29/18	750	747
Diageo Investment Corp.
8.00%, 09/15/22	100	125
General Mills Inc.
3.65%, 02/15/24	303	313
H.J. Heinz Finance Co.
6.75%, 03/15/32	500	611
JM Smucker Co.
3.50%, 03/15/25	300	304
Kellogg Co.
4.15%, 11/15/19	140	147
4.00%, 12/15/20	127	134
Kimberly-Clark Corp.
7.50%, 11/01/18	250	273
1.90%, 05/22/19	200	201
Kraft Foods Group Inc.
6.13%, 08/23/18	221	234
5.00%, 06/04/42	200	202
Kraft Heinz Foods Co.
2.80%, 07/02/20	210	213
5.20%, 07/15/45	80	83
4.38%, 06/01/46	205	192
Kroger Co.
6.15%, 01/15/20	200	220
7.50%, 04/01/31	150	200
Mead Johnson Nutrition Co.
4.60%, 06/01/44	200	207
Molson Coors Brewing Co.
3.00%, 07/15/26	500	475
Pepsi Bottling Group Inc.
7.00%, 03/01/29	575	781
PepsiCo Inc.
3.10%, 07/17/22	500	514
4.45%, 04/14/46	180	190
3.45%, 10/06/46	90	81
Philip Morris International Inc.
1.88%, 01/15/19	500	501
2.90%, 11/15/21	300	303
4.38%, 11/15/41	300	300
Procter & Gamble Co.
2.30%, 02/06/22	500	502
5.55%, 03/05/37	10	13
Reynolds American Inc.
8.13%, 06/23/19 (b)	250	281
4.85%, 09/15/23	150	163
5.70%, 08/15/35	100	114
5.85%, 08/15/45	210	247
Sysco Corp.
2.60%, 06/12/22	500	495
Tyson Foods Inc.
5.15%, 08/15/44	200	210
Unilever Capital Corp.
4.80%, 02/15/19	500	528
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	200	204
4.50%, 11/18/34	200	199
Wal-Mart Stores Inc.
4.13%, 02/01/19	300	314
4.25%, 04/15/21	400	434
5.25%, 09/01/35	500	589
6.20%, 04/15/38	300	391
4.88%, 07/08/40	300	336

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
4.30%, 04/22/44	150	156
		18,457
Energy 3.0%
Access Midstream Partners LP
4.88%, 05/15/23	250	258
Anadarko Petroleum Corp.
6.45%, 09/15/36	250	295
4.50%, 07/15/44	200	187
Apache Corp.
3.63%, 02/01/21	400	412
4.75%, 04/15/43	200	199
Baker Hughes Inc.
3.20%, 08/15/21	75	77
Boardwalk Pipelines LP
3.38%, 02/01/23	200	195
BP Capital Markets Plc
2.32%, 02/13/20	250	251
3.06%, 03/17/22	200	202
3.81%, 02/10/24	500	517
Burlington Resources Finance Co.
7.20%, 08/15/31	100	132
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	163
6.25%, 03/15/38	300	343
Chevron Corp.
1.72%, 06/24/18	300	301
1.79%, 11/16/18	415	416
2.10%, 05/16/21	145	144
3.19%, 06/24/23	500	512
2.95%, 05/16/26	110	108
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	400	391
4.25%, 05/09/43	300	293
Columbia Pipeline Group Inc.
5.80%, 06/01/45	100	117
Conoco Funding Co.
7.25%, 10/15/31	75	100
ConocoPhillips Co.
6.65%, 07/15/18	75	80
6.00%, 01/15/20	650	718
4.15%, 11/15/34	200	200
ConocoPhillips Holding Co.
6.95%, 04/15/29	200	257
Devon Energy Corp.
4.00%, 07/15/21	750	777
5.85%, 12/15/25 (a)	57	65
Ecopetrol SA
4.25%, 09/18/18	500	514
4.13%, 01/16/25	250	242
Enable Midstream Partners LP
3.90%, 05/15/24	200	195
Enbridge Energy Partners LP
7.50%, 04/15/38	200	238
Energy Transfer Partners LP
9.70%, 03/15/19	222	252
4.75%, 01/15/26	350	361
7.50%, 07/01/38	200	237
6.50%, 02/01/42	150	162
Enterprise Products Operating LLC
5.25%, 01/31/20	300	324
3.70%, 02/15/26	350	350
6.88%, 03/01/33	25	31
6.45%, 09/01/40	100	120
4.45%, 02/15/43	150	141
4.95%, 10/15/54	300	296
EOG Resources Inc.
2.63%, 03/15/23	200	195
3.15%, 04/01/25	200	195
Exxon Mobil Corp.
1.71%, 03/01/19	415	416
2.22%, 03/01/21	410	411
3.04%, 03/01/26	315	315
4.11%, 03/01/46	205	212
	Shares/Par†	Value
Halliburton Co.
3.80%, 11/15/25	150	152
7.45%, 09/15/39	250	334
5.00%, 11/15/45	120	126
Hess Corp.
7.30%, 08/15/31	23	27
5.60%, 02/15/41	400	403
HollyFrontier Corp.
5.88%, 04/01/26 (a)	240	255
Kerr-McGee Corp.
6.95%, 07/01/24	230	270
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	559
3.50%, 09/01/23	300	295
5.00%, 03/01/43	300	284
5.40%, 09/01/44	250	247
Kinder Morgan Inc.
5.30%, 12/01/34	350	350
Magellan Midstream Partners LP
4.25%, 02/01/21	300	316
3.20%, 03/15/25	500	485
Marathon Petroleum Corp.
3.63%, 09/15/24	200	197
6.50%, 03/01/41	300	332
MPLX LP
4.88%, 12/01/24 - 06/01/25	550	576
5.20%, 03/01/47	60	60
National Oilwell Varco Inc.
2.60%, 12/01/22	750	718
Nexen Energy ULC
5.88%, 03/10/35	50	58
Noble Energy Inc.
3.90%, 11/15/24	750	760
Occidental Petroleum Corp.
3.40%, 04/15/26	500	498
4.63%, 06/15/45	100	104
4.10%, 02/15/47	150	145
ONEOK Partners LP
3.38%, 10/01/22	250	250
6.65%, 10/01/36	150	174
Pemex Project Funding Master Trust
5.75%, 03/01/18	157	162
6.63%, 06/15/35	150	154
Petro-Canada
7.00%, 11/15/28	75	94
Petroleos Mexicanos
6.00%, 03/05/20 (a)	500	539
5.50%, 01/21/21 - 06/27/44	1,200	1,183
6.88%, 08/04/26	300	333
6.50%, 03/13/27 (c)	180	193
5.63%, 01/23/46	350	312
6.75%, 09/21/47	120	121
Phillips 66
4.30%, 04/01/22	500	529
4.65%, 11/15/34	250	253
Phillips 66 Partners LP
2.65%, 02/15/20	200	200
4.90%, 10/01/46	150	143
Pioneer Natural Resources Co.
3.95%, 07/15/22	200	208
Plains All American Pipeline LP
6.50%, 05/01/18	100	105
6.70%, 05/15/36	100	111
4.30%, 01/31/43	200	170
Regency Energy Partners LP
6.50%, 07/15/21	350	360
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (c)	100	104
Shell International Finance BV
2.00%, 11/15/18	400	401
4.38%, 03/25/20	300	319
1.88%, 05/10/21	275	269
3.25%, 05/11/25	230	231
6.38%, 12/15/38	200	256
4.00%, 05/10/46	155	149

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
3.75%, 09/12/46	200	183
Spectra Energy Capital LLC
8.00%, 10/01/19	250	282
Statoil ASA
1.15%, 05/15/18	500	498
3.15%, 01/23/22	200	204
3.70%, 03/01/24	200	208
3.95%, 05/15/43	300	290
Suncor Energy Inc.
6.50%, 06/15/38	300	375
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	300	298
Total Capital Canada Ltd.
2.75%, 07/15/23	300	297
Total Capital International SA
2.10%, 06/19/19	750	754
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	212
4.88%, 01/15/26	350	388
TransCanada PipeLines Ltd.
3.80%, 10/01/20	400	419
6.20%, 10/15/37	100	122
5.00%, 10/16/43	150	163
Valero Energy Corp.
9.38%, 03/15/19	250	284
3.65%, 03/15/25	250	247
Valero Energy Partners LP
4.38%, 12/15/26	200	201
Western Gas Partners LP
2.60%, 08/15/18	250	251
Williams Partners LP
5.25%, 03/15/20	300	323
4.00%, 09/15/25	350	351
6.30%, 04/15/40	200	223
		34,364
Financials 8.1%
ACE INA Holdings Inc.
2.70%, 03/13/23	500	496
4.35%, 11/03/45	500	526
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	750	770
Aflac Inc.
3.63%, 06/15/23	200	207
Agricultural Bank of China Ltd.
2.75%, 05/21/20	350	351
American Express Co.
2.65%, 12/02/22	500	495
American Express Credit Corp.
2.25%, 08/15/19	300	302
American International Group Inc.
4.88%, 06/01/22	200	216
4.13%, 02/15/24	150	154
3.90%, 04/01/26	350	351
4.50%, 07/16/44	150	143
4.80%, 07/10/45	290	288
4.38%, 01/15/55	250	222
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	565	565
2.65%, 02/01/21	450	454
3.65%, 02/01/26	975	983
4.70%, 02/01/36	482	510
4.90%, 02/01/46	590	635
Aon Plc
4.45%, 05/24/43	300	283
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	161
Associated Banc-Corp.
4.25%, 01/15/25	200	204
Assurant Inc.
6.75%, 02/15/34	38	45
AXA SA
8.60%, 12/15/30	100	138
Bank of America Corp.
5.65%, 05/01/18	500	520
	Shares/Par†	Value
2.60%, 01/15/19	900	910
5.49%, 03/15/19	200	212
2.25%, 04/21/20	120	120
2.63%, 04/19/21	380	379
5.00%, 05/13/21	400	434
4.20%, 08/26/24	750	768
4.00%, 04/01/24 - 01/22/25	450	457
4.25%, 10/22/26	750	760
6.11%, 01/29/37	500	581
4.44%, 01/20/48 (d)	120	120
Bank of America NA
6.00%, 10/15/36	250	307
Bank of Montreal
1.40%, 04/10/18	500	499
Bank of Nova Scotia
1.70%, 06/11/18	500	500
1.95%, 01/15/19	500	501
1.65%, 06/14/19	500	497
Bank One Corp.
8.00%, 04/29/27	200	258
Barclays Plc
3.25%, 01/12/21	285	287
3.65%, 03/16/25	400	390
5.25%, 08/17/45	250	261
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	310	311
4.25%, 01/15/21	300	322
4.30%, 05/15/43	200	205
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	220
BlackRock Inc.
3.38%, 06/01/22	200	208
BNP Paribas SA
2.38%, 05/21/20	350	349
5.00%, 01/15/21	400	432
4.25%, 10/15/24	250	253
BPCE SA
4.00%, 04/15/24	200	208
Branch Banking & Trust Co.
3.63%, 09/16/25	500	512
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	252
Capital One Bank USA NA
2.30%, 06/05/19	500	501
Capital One Financial Corp.
3.50%, 06/15/23	550	554
Caterpillar Financial Services Corp.
7.15%, 02/15/19	200	219
Charles Schwab Corp.
2.20%, 07/25/18	250	252
Cincinnati Financial Corp.
6.13%, 11/01/34	100	119
Citigroup Inc.
1.70%, 04/27/18	500	500
2.40%, 02/18/20	850	852
2.90%, 12/08/21	250	250
4.50%, 01/14/22 (a)	750	802
4.05%, 07/30/22	400	416
5.50%, 09/13/25	300	328
3.20%, 10/21/26	780	745
3.89%, 01/10/28 (d)	160	161
4.13%, 07/25/28	250	246
5.88%, 01/30/42	489	593
Citizens Bank NA
2.45%, 12/04/19	500	502
CME Group Inc.
3.00%, 03/15/25	200	200
CNA Financial Corp.
5.75%, 08/15/21	200	223
Comerica Inc.
2.13%, 05/23/19	150	150
Commonwealth Bank of Australia
1.75%, 11/02/18	500	499

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21	500	536
4.38%, 08/04/25	500	512
5.25%, 08/04/45	250	269
Cooperatieve Rabobank U.A.
1.38%, 08/09/19	500	492
Credit Suisse AG
3.00%, 10/29/21	500	504
3.63%, 09/09/24	250	254
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	1,000
4.88%, 05/15/45	250	254
Deutsche Bank AG
2.50%, 02/13/19	360	361
2.85%, 05/10/19	500	503
Diamond 1 Finance Corp.
3.48%, 06/01/19 (c)	195	200
4.42%, 06/15/21 (c)	530	554
6.02%, 06/15/26 (c)	425	464
8.10%, 07/15/36 (c)	145	182
8.35%, 07/15/46 (c)	120	156
Discover Bank
7.00%, 04/15/20	300	334
4.25%, 03/13/26	200	205
European Bank for Reconstruction & Development
1.75%, 06/14/19	500	501
Fifth Third Bancorp
8.25%, 03/01/38	300	427
Fifth Third Bank
2.25%, 06/14/21	500	493
First Republic Bank
2.38%, 06/17/19	300	300
Ford Motor Credit Co. LLC
5.00%, 05/15/18	300	310
2.24%, 06/15/18	430	431
2.94%, 01/08/19	500	507
4.39%, 01/08/26	500	510
FS Investment Corp.
4.00%, 07/15/19	250	252
GE Capital International Funding Co.
2.34%, 11/15/20	500	502
3.37%, 11/15/25	500	512
4.42%, 11/15/35	350	370
General Electric Capital Corp.
5.50%, 01/08/20	700	767
2.20%, 01/09/20	250	252
4.38%, 09/16/20	550	591
3.45%, 05/15/24	350	363
6.88%, 01/10/39	600	848
General Motors Financial Co. Inc.
2.40%, 04/10/18	220	221
3.20%, 07/06/21	500	502
4.38%, 09/25/21	380	400
4.00%, 01/15/25	200	200
Goldman Sachs Group Inc.
6.15%, 04/01/18	300	313
2.63%, 01/31/19	500	506
2.55%, 10/23/19	250	252
5.38%, 03/15/20	400	433
2.60%, 04/23/20	250	251
2.75%, 09/15/20	75	76
5.25%, 07/27/21	500	548
3.75%, 05/22/25	1,000	1,011
4.25%, 10/21/25 (a)	500	509
3.85%, 01/26/27	110	110
6.75%, 10/01/37	350	432
4.75%, 10/21/45	230	242
Hartford Financial Services Group Inc.
6.10%, 10/01/41	75	90
HSBC Finance Corp.
6.68%, 01/15/21	300	338
HSBC Holdings Plc
3.40%, 03/08/21	400	409
5.10%, 04/05/21	250	272
	Shares/Par†	Value
2.95%, 05/25/21	295	296
4.25%, 03/14/24	150	152
7.63%, 05/17/32	650	855
6.10%, 01/14/42	300	373
Huntington National Bank
2.20%, 11/06/18	400	402
Intercontinental Exchange Group Inc.
4.00%, 10/15/23	300	317
Intesa Sanpaolo SpA
3.88%, 01/15/19	300	307
Jefferies Group LLC
5.13%, 04/13/18	250	258
6.88%, 04/15/21	500	569
John Deere Capital Corp.
2.05%, 03/10/20	200	200
JPMorgan Chase & Co.
1.70%, 03/01/18	750	751
6.30%, 04/23/19	500	543
4.40%, 07/22/20	600	638
2.55%, 03/01/21	500	500
2.40%, 06/07/21	500	497
2.30%, 08/15/21 (a)	500	495
3.20%, 01/25/23	500	504
3.38%, 05/01/23	750	750
3.63%, 05/13/24	250	255
3.13%, 01/23/25	305	299
5.60%, 07/15/41	500	596
KeyCorp
2.30%, 12/13/18	400	402
Lincoln National Corp.
4.00%, 09/01/23	500	522
Lloyds Bank Plc
6.38%, 01/21/21	200	226
Lloyds Banking Group Plc
4.65%, 03/24/26	500	510
Manufacturers & Traders Trust Co.
2.10%, 02/06/20	350	349
Markel Corp.
5.00%, 03/30/43	150	153
Marsh & McLennan Cos. Inc.
2.35%, 09/10/19	250	252
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	550	579
MetLife Inc.
7.72%, 02/15/19	500	554
3.60%, 04/10/24	250	259
5.70%, 06/15/35	100	120
6.40%, 12/15/36	100	109
5.88%, 02/06/41	300	366
Moody's Corp.
2.75%, 07/15/19	350	355
Morgan Stanley
6.63%, 04/01/18	500	523
2.13%, 04/25/18	1,000	1,006
2.80%, 06/16/20	200	202
5.75%, 01/25/21	400	444
3.75%, 02/25/23	300	308
3.70%, 10/23/24	100	102
4.00%, 07/23/25	750	773
6.25%, 08/09/26	200	238
4.35%, 09/08/26	650	663
3.63%, 01/20/27	200	198
6.38%, 07/24/42	300	382
4.38%, 01/22/47	200	199
National Australia Bank Ltd.
2.00%, 01/14/19	500	501
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	226
2.00%, 01/27/20	250	249
Nomura Holdings Inc
6.70%, 03/04/20	400	445
Northern Trust Corp.
3.95%, 10/30/25	250	263
PartnerRe Finance B LLC
5.50%, 06/01/20	90	98

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
PNC Bank NA
4.20%, 11/01/25	300	320
PNC Financial Services Group Inc.
2.60%, 07/21/20	650	656
PNC Funding Corp.
6.70%, 06/10/19	500	550
Progressive Corp.
4.35%, 04/25/44	200	210
Prudential Financial Inc.
3.50%, 05/15/24	500	514
5.75%, 07/15/33	150	175
5.40%, 06/13/35	100	113
5.20%, 03/15/44 (d)	250	255
4.60%, 05/15/44	150	158
Royal Bank of Canada
2.00%, 12/10/18	350	351
2.15%, 03/15/19	250	251
S&P Global Inc.
4.40%, 02/15/26	90	95
6.55%, 11/15/37	250	298
Santander Holdings USA Inc.
4.50%, 07/17/25	500	507
Santander UK Plc
3.05%, 08/23/18	400	406
2.00%, 08/24/18	500	501
Shell International Finance BV
4.13%, 05/11/35	435	438
4.38%, 05/11/45	260	264
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	250	244
3.20%, 09/23/26	500	476
State Street Corp.
2.55%, 08/18/20	500	506
3.10%, 05/15/23	500	504
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	500	500
3.40%, 07/11/24	500	506
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	243
3.45%, 01/11/27	150	149
SunTrust Banks Inc.
2.35%, 11/01/18	500	504
Svenska Handelsbanken AB
2.25%, 06/17/19	300	302
Synchrony Financial
2.60%, 01/15/19	350	353
4.25%, 08/15/24	250	256
TD Ameritrade Holding Corp.
2.95%, 04/01/22	200	202
Toronto-Dominion Bank
2.50%, 12/14/20	350	353
Toyota Motor Credit Corp.
1.70%, 02/19/19	250	250
4.25%, 01/11/21	400	426
Travelers Property Casualty Corp.
6.38%, 03/15/33	200	258
Trinity Acquisition Plc
4.63%, 08/15/23	350	370
U.S. Bancorp
4.13%, 05/24/21	400	427
2.95%, 07/15/22	400	404
UBS AG
2.35%, 03/26/20	500	502
US Bank NA
2.80%, 01/27/25	500	490
Wells Fargo & Co.
2.55%, 12/07/20	500	502
4.60%, 04/01/21	500	537
3.50%, 03/08/22	500	517
3.07%, 01/24/23	220	221
3.00%, 02/19/25 - 04/22/26	640	614
4.10%, 06/03/26	200	204
3.00%, 10/23/26	500	478
5.38%, 02/07/35	250	289
5.61%, 01/15/44	750	856
	Shares/Par†	Value
4.90%, 11/17/45	250	261
4.75%, 12/07/46	200	204
Westpac Banking Corp.
1.60%, 08/19/19	350	346
4.88%, 11/19/19	400	427
2.00%, 08/19/21	350	341
2.85%, 05/13/26	90	87
2.70%, 08/19/26	250	237
Weyerhaeuser Co.
7.38%, 03/15/32	200	263
XLIT Ltd.
6.38%, 11/15/24	200	234
		92,513
Health Care 2.6%
Abbott Laboratories
2.95%, 03/15/25	250	238
6.00%, 04/01/39	270	313
4.75%, 04/15/43	200	202
4.90%, 11/30/46	200	206
AbbVie Inc.
2.00%, 11/06/18	400	401
2.90%, 11/06/22	400	398
3.60%, 05/14/25	140	140
3.20%, 05/14/26	200	192
4.50%, 05/14/35	180	180
4.30%, 05/14/36	115	111
4.70%, 05/14/45	260	258
4.45%, 05/14/46	140	135
Actavis Funding SCS
2.45%, 06/15/19	300	302
Aetna Inc.
3.50%, 11/15/24	200	204
6.63%, 06/15/36	150	195
4.13%, 11/15/42	200	197
Agilent Technologies Inc.
5.00%, 07/15/20	200	216
Amgen Inc.
3.63%, 05/22/24	250	257
2.60%, 08/19/26	1,030	953
4.66%, 06/15/51	808	806
Anthem Inc.
3.50%, 08/15/24	500	503
AstraZeneca Plc
2.38%, 11/16/20	145	145
3.38%, 11/16/25	115	116
6.45%, 09/15/37	250	325
4.38%, 11/16/45	85	86
Baxalta Inc.
4.00%, 06/23/25	250	255
5.25%, 06/23/45	60	65
Becton Dickinson & Co.
3.25%, 11/12/20	350	360
3.73%, 12/15/24	193	198
Biogen Inc.
2.90%, 09/15/20	660	670
4.05%, 09/15/25	140	145
Boston Scientific Corp.
2.85%, 05/15/20	350	354
3.85%, 05/15/25	200	203
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	290
3.25%, 08/01/42	300	262
Cardinal Health Inc.
3.75%, 09/15/25	100	103
Celgene Corp.
3.95%, 10/15/20	300	315
3.88%, 08/15/25	220	225
4.63%, 05/15/44	250	248
Cigna Corp.
4.00%, 02/15/22	500	525
Dignity Health
3.81%, 11/01/24	300	302
Eli Lilly & Co.
5.55%, 03/15/37	100	120

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Express Scripts Holding Co.
3.50%, 06/15/24	300	296
Gilead Sciences Inc.
2.55%, 09/01/20	240	243
4.40%, 12/01/21	200	215
1.95%, 03/01/22	200	193
3.65%, 03/01/26 (a)	750	749
2.95%, 03/01/27	150	142
4.80%, 04/01/44	400	411
4.15%, 03/01/47	150	139
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	200	209
2.80%, 03/18/23	500	500
Howard Hughes Medical Institute
3.50%, 09/01/23	250	262
Humana Inc.
4.95%, 10/01/44	200	211
Johnson & Johnson
1.65%, 03/01/21	350	345
2.45%, 03/01/26	350	337
3.63%, 03/03/37	100	99
5.95%, 08/15/37	250	325
4.50%, 12/05/43	100	110
Laboratory Corp. of America Holdings
3.20%, 02/01/22	500	502
McKesson Corp.
2.85%, 03/15/23	500	492
4.88%, 03/15/44	60	62
Medtronic Inc.
3.50%, 03/15/25	210	215
4.38%, 03/15/35	468	490
4.63%, 03/15/45	350	374
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	148
4.20%, 07/01/55	250	246
Merck & Co. Inc.
2.35%, 02/10/22	250	250
2.40%, 09/15/22	400	396
3.60%, 09/15/42	200	187
3.70%, 02/10/45	250	238
Mylan Inc.
4.20%, 11/29/23	400	411
Mylan NV
5.25%, 06/15/46	85	87
New York and Presbyterian Hospital
4.06%, 08/01/56	300	282
Northwell Healthcare Inc.
3.98%, 11/01/46	500	457
Novartis Capital Corp.
4.40%, 05/06/44	200	212
Novartis Securities Investment Ltd.
5.13%, 02/10/19	500	531
Pfizer Inc.
5.20%, 08/12/20	90	99
1.95%, 06/03/21	185	184
2.75%, 06/03/26	175	170
4.40%, 05/15/44	250	261
Pharmacia Corp.
6.60%, 12/01/28 (e)	50	64
Providence Health and Services
3.74%, 10/01/47	500	465
Quest Diagnostics Inc.
4.70%, 04/01/21	200	215
3.50%, 03/30/25	300	298
Stryker Corp.
3.50%, 03/15/26	250	252
4.10%, 04/01/43	200	190
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36 (a)	8	9
Teva Pharmaceutical Finance III BV
3.15%, 10/01/26 (a)	310	285
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	200	198
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	237
	Shares/Par†	Value
5.30%, 02/01/44	200	225
Trinity Health Corp.
4.13%, 12/01/45	250	242
UnitedHealth Group Inc.
4.70%, 02/15/21	400	434
2.88%, 03/15/22	500	508
3.75%, 07/15/25	140	146
5.80%, 03/15/36	150	184
4.75%, 07/15/45	110	121
4.20%, 01/15/47	150	152
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	503
4.63%, 10/01/42	500	491
WellPoint Inc.
3.30%, 01/15/23	300	302
4.65%, 01/15/43	200	204
Wyeth LLC
5.95%, 04/01/37	250	308
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	200	198
Zimmer Holdings Inc.
3.15%, 04/01/22	200	201
Zoetis Inc.
3.45%, 11/13/20	500	514
		29,745
Industrials 1.4%
3M Co.
2.00%, 06/26/22	250	246
5.70%, 03/15/37	150	186
Air Lease Corp
3.38%, 01/15/19	400	409
Boeing Co.
4.88%, 02/15/20	500	541
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	511
6.15%, 05/01/37	100	127
5.75%, 05/01/40	400	484
Canadian National Railway Co.
5.55%, 03/01/19	200	214
Canadian Pacific Railway Co.
3.70%, 02/01/26	90	92
6.13%, 09/15/15	90	109
Caterpillar Inc.
3.90%, 05/27/21	300	317
3.40%, 05/15/24	500	513
4.30%, 05/15/44	300	307
CSX Corp.
3.70%, 11/01/23	200	208
5.50%, 04/15/41	205	235
3.95%, 05/01/50	300	273
Deere & Co.
2.60%, 06/08/22	400	400
3.90%, 06/09/42	200	199
Dover Corp.
5.38%, 03/01/41	150	175
Eaton Corp.
4.15%, 11/02/42	100	98
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	714
FedEx Corp.
3.20%, 02/01/25	350	348
3.25%, 04/01/26	300	297
3.88%, 08/01/42	200	181
4.55%, 04/01/46	300	300
GATX Corp.
4.75%, 06/15/22	350	378
General Electric Co.
2.70%, 10/09/22	250	252
Honeywell International Inc.
5.38%, 03/01/41	300	363
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	214
L-3 Communications Corp.
4.95%, 02/15/21	500	538

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	329	324
Lockheed Martin Corp.
2.50%, 11/23/20	225	227
3.55%, 01/15/26	200	203
4.50%, 05/15/36	105	111
4.07%, 12/15/42	243	238
4.70%, 05/15/46	95	102
Massachusetts Institute of Technology
4.68%, 07/01/14	250	258
Norfolk Southern Corp.
5.90%, 06/15/19	300	325
2.90%, 02/15/23	79	79
3.85%, 01/15/24	200	209
4.84%, 10/01/41	224	243
Northrop Grumman Corp.
5.05%, 08/01/19	210	225
4.75%, 06/01/43	155	167
3.85%, 04/15/45	250	236
Precision Castparts Corp.
2.50%, 01/15/23	300	296
4.20%, 06/15/35	150	153
Raytheon Co.
3.13%, 10/15/20	500	517
Republic Services Inc.
3.55%, 06/01/22	490	509
Ryder System Inc.
2.50%, 05/11/20	350	351
Stanley Black & Decker Inc.
3.40%, 12/01/21	150	156
Union Pacific Corp.
2.25%, 06/19/20	100	100
4.82%, 02/01/44	332	366
United Parcel Service Inc.
6.20%, 01/15/38	350	455
United Technologies Corp.
6.70%, 08/01/28	50	65
5.70%, 04/15/40	500	607
4.50%, 06/01/42	300	317
Waste Management Inc.
2.90%, 09/15/22	200	204
WW Grainger Inc.
4.60%, 06/15/45	200	216
Xylem Inc.
4.88%, 10/01/21	10	11
		16,499
Information Technology 2.1%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	210	213
4.50%, 11/28/34 (a)	300	312
Apple Inc.
2.10%, 05/06/19	500	505
2.85%, 05/06/21	300	307
2.50%, 02/09/22	200	200
2.40%, 05/03/23	650	639
3.45%, 05/06/24	400	414
2.45%, 08/04/26	320	303
4.65%, 02/23/46	695	745
4.25%, 02/09/47	60	61
Applied Materials Inc.
3.90%, 10/01/25	350	369
Autodesk Inc.
4.38%, 06/15/25	500	515
Baidu Inc.
2.75%, 06/09/19	400	404
Broadcom Corp.
3.88%, 01/15/27 (c)	330	332
CA Inc.
4.50%, 08/15/23	400	419
Cisco Systems Inc.
1.65%, 06/15/18	100	100
4.45%, 01/15/20	300	322
2.90%, 03/04/21	500	513
1.85%, 09/20/21	400	392
	Shares/Par†	Value
3.00%, 06/15/22	100	102
3.50%, 06/15/25	100	104
2.50%, 09/20/26	400	379
Computer Sciences Corp.
4.45%, 09/15/22	300	317
Corning Inc.
5.75%, 08/15/40	95	106
Fidelity National Information Services Inc.
3.50%, 04/15/23	200	203
5.00%, 10/15/25	70	76
Harris Corp.
4.40%, 12/15/20	250	265
3.83%, 04/28/25	250	254
5.05%, 04/27/45	250	273
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	280	283
3.60%, 10/15/20	270	277
4.90%, 10/15/25	180	187
6.35%, 10/15/45	90	93
Hewlett-Packard Co.
4.30%, 06/01/21	200	210
4.05%, 09/15/22	300	314
Intel Corp.
2.70%, 12/15/22	200	201
3.70%, 07/29/25	500	522
4.25%, 12/15/42	400	408
International Business Machines Corp.
1.63%, 05/15/20	300	297
2.25%, 02/19/21	245	246
7.00%, 10/30/25	200	256
3.45%, 02/19/26	135	138
4.00%, 06/20/42	200	198
Jabil Circuit Inc.
4.70%, 09/15/22	300	309
Juniper Networks Inc.
4.35%, 06/15/25	200	206
Keysight Technologies Inc.
4.55%, 10/30/24	300	306
MasterCard Inc.
2.00%, 04/01/19	300	302
Microsoft Corp.
3.00%, 10/01/20	600	621
2.40%, 02/06/22	240	241
2.38%, 02/12/22	400	400
3.13%, 11/03/25	380	383
3.30%, 02/06/27	450	456
4.20%, 11/03/35	210	220
3.45%, 08/08/36	145	138
4.10%, 02/06/37	160	165
5.30%, 02/08/41	200	237
4.45%, 11/03/45	177	187
4.75%, 11/03/55	60	64
3.95%, 08/08/56	635	589
4.50%, 02/06/57	240	246
Motorola Solutions Inc.
3.50%, 09/01/21	300	302
Oracle Corp.
5.75%, 04/15/18	350	366
2.25%, 10/08/19	300	304
3.88%, 07/15/20	300	317
2.50%, 05/15/22	500	498
3.63%, 07/15/23	400	417
2.65%, 07/15/26	500	474
3.90%, 05/15/35	350	345
4.50%, 07/08/44	200	206
4.13%, 05/15/45	200	194
4.38%, 05/15/55	160	155
QUALCOMM Inc.
2.25%, 05/20/20	200	200
3.45%, 05/20/25	150	151
4.65%, 05/20/35	60	62
4.80%, 05/20/45	90	94
Seagate HDD Cayman
5.75%, 12/01/34	250	226

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Texas Instruments Inc.
1.65%, 08/03/19	200	200
Total System Services Inc.
3.80%, 04/01/21	500	517
Visa Inc.
2.20%, 12/14/20	315	316
3.15%, 12/14/25	305	306
4.15%, 12/14/35	115	120
4.30%, 12/14/45	205	215
Western Union Co.
5.25%, 04/01/20	200	214
Xerox Corp.
4.07%, 03/17/22 (c)	500	508
		24,551
Materials 0.8%
Agrium Inc.
3.38%, 03/15/25	350	344
Airgas Inc.
2.38%, 02/15/20	250	251
Albemarle Corp.
5.45%, 12/01/44	150	165
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	300	346
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	250	249
Dow Chemical Co.
8.55%, 05/15/19 (b)	97	110
5.25%, 11/15/41	200	220
4.63%, 10/01/44	250	255
Eastman Chemical Co.
3.80%, 03/15/25	189	193
4.65%, 10/15/44	200	202
Ecolab Inc.
5.50%, 12/08/41	150	176
EI du Pont de Nemours & Co.
4.25%, 04/01/21	300	319
4.90%, 01/15/41	150	162
Goldcorp Inc.
3.63%, 06/09/21	300	309
International Paper Co.
3.80%, 01/15/26	350	355
8.70%, 06/15/38 (b)	150	215
LYB International Finance BV
5.25%, 07/15/43	400	432
LyondellBasell Industries NV
5.00%, 04/15/19	125	132
MeadWestvaco Corp.
7.38%, 09/01/19	250	280
Methanex Corp.
3.25%, 12/15/19	200	201
Monsanto Co.
3.60%, 07/15/42	300	255
Newmont Mining Corp.
5.88%, 04/01/35	50	56
Nucor Corp.
6.40%, 12/01/37	200	254
Packaging Corp. of America
4.50%, 11/01/23	200	214
Plum Creek Timberlands LP
4.70%, 03/15/21	200	213
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24	500	501
Praxair Inc.
2.20%, 08/15/22	300	294
2.65%, 02/05/25	400	391
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	284
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25	250	259
Rio Tinto Finance USA Plc
3.50%, 03/22/22	62	64
RPM International Inc.
6.13%, 10/15/19	200	218
	Shares/Par†	Value
Southern Copper Corp.
7.50%, 07/27/35	150	181
Vale Overseas Ltd.
5.88%, 06/10/21	500	536
6.88%, 11/21/36	400	430
		9,066
Real Estate 0.8%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29	250	257
American Tower Corp.
2.80%, 06/01/20	350	352
3.50%, 01/31/23	500	503
AvalonBay Communities Inc.
3.63%, 10/01/20	200	207
2.85%, 03/15/23	200	191
Boston Properties LP
3.80%, 02/01/24	250	256
Brandywine Operating Partnership LP
3.95%, 02/15/23	250	250
CBL & Associates LP
5.25%, 12/01/23	200	195
CBRE Services Inc.
5.00%, 03/15/23	100	104
Crown Castle International Corp.
3.70%, 06/15/26	140	138
DDR Corp.
4.63%, 07/15/22	300	314
Digital Realty Trust LP
3.40%, 10/01/20	350	359
Duke Realty LP
3.88%, 10/15/22	200	209
EPR Properties
4.50%, 04/01/25	200	200
ERP Operating LP
2.38%, 07/01/19	300	302
Essex Portfolio LP
3.88%, 05/01/24	200	204
Federal Realty Investment Trust
4.50%, 12/01/44	100	102
HCP Inc.
5.38%, 02/01/21	300	326
6.75%, 02/01/41	200	244
Health Care REIT Inc.
6.13%, 04/15/20	400	442
Kimco Realty Corp.
3.20%, 05/01/21	350	354
Liberty Property LP
3.75%, 04/01/25	200	201
Mid-America Apartments LP
4.30%, 10/15/23	200	211
Omega Healthcare Investors Inc.
4.95%, 04/01/24	250	258
ProLogis LP
3.75%, 11/01/25	500	511
Realty Income Corp.
4.13%, 10/15/26	250	257
Simon Property Group LP
3.38%, 03/15/22	400	412
3.30%, 01/15/26	500	493
6.75%, 02/01/40	100	130
4.25%, 11/30/46	200	193
Ventas Realty LP
4.00%, 04/30/19	250	258
3.50%, 02/01/25	250	245
Weingarten Realty Investors
3.38%, 10/15/22	100	101
		8,779
Telecommunication Services 1.2%
America Movil SAB de CV
6.38%, 03/01/35	200	236
4.38%, 07/16/42	200	190
AT&T Inc.
2.30%, 03/11/19	500	502
2.45%, 06/30/20	150	150

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
2.80%, 02/17/21	535	536
3.00%, 06/30/22	150	149
3.40%, 05/15/25	200	193
4.25%, 03/01/27	170	172
4.50%, 05/15/35	950	893
6.35%, 03/15/40	300	342
4.35%, 06/15/45	500	440
4.75%, 05/15/46	200	187
5.65%, 02/15/47	160	168
4.50%, 03/09/48	656	587
5.70%, 03/01/57	170	174
British Telecommunications Plc
9.13%, 12/15/30 (e)	250	373
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)	300	437
France Telecom SA
5.38%, 01/13/42	100	111
Orange SA
2.75%, 02/06/19	250	253
4.13%, 09/14/21	500	527
Pacific Bell Telephone Co.
7.13%, 03/15/26	500	606
Qwest Corp.
7.25%, 09/15/25	110	121
Rogers Communications Inc.
6.80%, 08/15/18	500	534
Telefonica Emisiones SAU
5.13%, 04/27/20	350	377
Telefonica Europe BV
8.25%, 09/15/30	500	678
Verizon Communications Inc.
4.50%, 09/15/20	100	106
3.45%, 03/15/21	500	513
1.75%, 08/15/21	500	479
3.13%, 03/16/22	135	135
2.45%, 11/01/22	500	482
5.15%, 09/15/23	250	275
5.25%, 03/16/37	195	201
4.86%, 08/21/46	1,250	1,202
5.01%, 08/21/54	300	284
4.67%, 03/15/55	500	447
Vodafone Group Plc
7.88%, 02/15/30	200	264
		13,324
Utilities 1.7%
Alabama Power Co.
2.80%, 04/01/25	350	337
6.00%, 03/01/39	250	305
4.30%, 01/02/46	250	255
Ameren Illinois Co.
3.25%, 03/01/25	250	253
Appalachian Power Co.
6.70%, 08/15/37	200	257
Arizona Public Service Co.
3.35%, 06/15/24	100	101
4.50%, 04/01/42	100	105
Atmos Energy Corp.
4.13%, 10/15/44	300	298
Baltimore Gas & Electric Co.
3.50%, 08/15/46	160	147
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	45
6.63%, 11/01/37	200	244
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	250	284
Connecticut Light & Power Co.
5.50%, 02/01/19	360	382
Consolidated Edison Co.
5.70%, 06/15/40	100	122
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	355
Consumers Energy Co.
3.13%, 08/31/24	250	250
	Shares/Par†	Value
Detroit Edison Co.
5.60%, 06/15/18	250	261
Dominion Gas Holdings LLC
3.55%, 11/01/23	200	203
Dominion Resources Inc.
2.50%, 12/01/19	200	201
4.45%, 03/15/21	200	214
2.85%, 08/15/26	350	327
7.00%, 06/15/38	200	256
DTE Electric Co.
3.38%, 03/01/25	200	205
6.63%, 06/01/36	60	79
Duke Energy Carolinas LLC
7.00%, 11/15/18	100	108
5.30%, 02/15/40	300	352
Duke Energy Corp.
1.80%, 09/01/21	350	338
Duke Energy Florida Inc.
4.55%, 04/01/20	300	322
Duke Energy Florida LLC
3.40%, 10/01/46	60	54
Duke Energy Indiana Inc.
6.12%, 10/15/35	250	306
Duke Energy Progress LLC
4.20%, 08/15/45	250	254
Entergy Arkansas Inc.
3.75%, 02/15/21	400	417
Exelon Corp.
2.85%, 06/15/20	320	324
3.95%, 06/15/25	150	154
4.95%, 06/15/35	250	266
Florida Power & Light Co.
5.95%, 10/01/33	200	248
Georgia Power Co.
4.25%, 12/01/19	300	316
Great Plains Energy Inc.
4.85%, 06/01/21 - 04/01/47	310	328
Iberdrola International BV
6.75%, 07/15/36	150	188
Kentucky Utilities Co.
5.13%, 11/01/40	300	346
LG&E and KU Energy LLC
3.75%, 11/15/20	300	311
MidAmerican Energy Co.
3.50%, 10/15/24	200	207
6.75%, 12/30/31	50	68
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	500	650
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	100	107
2.40%, 09/15/19	300	302
NiSource Finance Corp.
5.95%, 06/15/41	250	298
Northern States Power Co.
5.25%, 03/01/18	350	362
2.15%, 08/15/22	200	196
4.13%, 05/15/44	500	508
NorthWestern Corp.
4.18%, 11/15/44	150	150
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	181
5.25%, 09/30/40	200	233
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	625
4.45%, 04/15/42	400	419
PacifiCorp
2.95%, 06/01/23	300	302
6.25%, 10/15/37	200	256
PECO Energy Co.
4.15%, 10/01/44	250	253
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34	250	247
Progress Energy Inc.
7.75%, 03/01/31	300	415

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
PSEG Power LLC
8.63%, 04/15/31	75	92
Public Service Electric & Gas Co.
5.50%, 03/01/40	200	240
Puget Sound Energy Inc.
5.76%, 10/01/39	200	243
San Diego Gas & Electric Co.
5.35%, 05/15/40	200	237
Sempra Energy
9.80%, 02/15/19	300	342
South Carolina Electric & Gas Co.
4.50%, 06/01/64	100	97
Southern California Edison Co.
6.00%, 01/15/34	75	93
5.63%, 02/01/36	195	234
5.95%, 02/01/38	200	252
4.05%, 03/15/42	200	201
Southern Co.
4.25%, 07/01/36	500	484
4.40%, 07/01/46	400	382
Teco Finance Inc.
5.15%, 03/15/20	200	213
Union Electric Co.
3.65%, 04/15/45	350	333
Virginia Electric & Power Co.
6.00%, 05/15/37	200	249
4.45%, 02/15/44	100	105
Wisconsin Energy Corp.
2.45%, 06/15/20	200	201
3.55%, 06/15/25	60	61
		19,956
Total Corporate Bonds And Notes (cost $287,509)		292,219
GOVERNMENT AND AGENCY OBLIGATIONS 71.7%
Commercial Mortgage-Backed Securities 0.6%
Federal Home Loan Mortgage Corp.
Series A1-K006, REMIC, 3.40%, 07/25/19	299	306
Series A1-K714, REMIC, 2.08%, 12/25/19	168	169
Series A2-K012, REMIC, 4.18%, 12/25/20 (d)	600	641
Series A2-K014, REMIC, 3.87%, 04/25/21	1,000	1,064
Series A2-K017, REMIC, 2.87%, 12/25/21	360	370
Series A1-K032, REMIC, 3.02%, 02/25/23	223	228
Series A2-K032, REMIC, 3.31%, 05/25/23 (d)	550	574
Series A2-K033, REMIC, 3.06%, 07/25/23 (d)	500	514
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,041
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,031
Series A2-K047, REMIC, 3.33%, 05/25/25	500	519
Federal National Mortgage Association
Series 2013-APT-M14, REMIC, 2.53%, 04/25/23 (d)	588	588
Series 2014-AB2-M3, REMIC, 3.46%, 01/25/24 (d)	325	339
		7,384
Mortgage-Backed Securities 28.0%
Federal Home Loan Mortgage Corp.
5.00%, 05/01/18 - 07/01/41	2,968	3,234
2.50%, 08/01/27 - 06/01/45	6,484	6,515
6.00%, 02/01/29 - 05/01/40	906	1,030
2.00%, 01/01/29 - 05/01/30	633	619
2.50%, 12/01/31	783	784
5.50%, 11/01/28 - 02/01/40	1,708	1,903
3.00%, 02/01/35 - 01/01/47	1,981	1,974
3.63%, 01/01/37 (d)	9	9
6.50%, 07/01/28 - 03/01/39	277	311
4.50%, 01/01/18 - 10/01/44	5,468	5,878
3.50%, 10/01/20 - 08/01/46	19,974	20,517
3.00%, 02/01/24 - 02/01/47	20,138	20,215
2.39%, 10/01/43 (d)	232	237
4.00%, 04/01/19 - 02/01/46	12,340	12,982
3.50%, 11/01/45 - 07/01/46	977	1,001
4.00%, 12/01/45	113	119
2.47%, 09/01/46 (d)	72	73
TBA, 2.50%, 04/15/32 - 04/15/47 (f)	550	538
TBA, 3.00%, 04/15/47 (f)	6,250	6,191
TBA, 3.50%, 04/15/47 (f)	2,775	2,838
	Shares/Par†	Value
TBA, 4.00%, 04/15/47 (f)	350	367
Federal National Mortgage Association
4.00%, 07/01/18 - 01/01/46	20,055	21,077
2.00%, 09/01/28 - 05/01/30	838	819
3.00%, 02/01/31 - 12/01/46	1,409	1,419
2.50%, 07/01/31 - 01/01/32	782	783
2.00%, 11/01/31	244	238
2.50%, 12/01/21 - 04/01/46	9,017	9,025
TBA, 2.50%, 04/15/32 (f)	1,750	1,751
4.50%, 02/01/18 - 01/01/45	9,014	9,689
5.00%, 10/01/17 - 05/01/44	4,457	4,897
5.50%, 11/01/17 - 02/01/42	2,907	3,251
7.00%, 02/01/31 - 02/01/38	58	67
6.50%, 07/01/32 - 12/01/38	525	594
7.50%, 11/01/37	4	4
6.00%, 07/01/17 - 09/01/39	1,578	1,788
5.00%, 06/01/40 - 11/01/43	357	393
3.59%, 08/01/40 (d)	52	54
3.50%, 08/01/21 - 04/01/46	26,050	26,802
2.75%, 01/01/41 (d)	80	85
3.43%, 05/01/41 (d)	95	100
2.41%, 10/01/42 (d)	57	58
2.17%, 05/01/43 (d)	233	238
3.00%, 11/01/26 - 01/01/47	32,399	32,538
2.65%, 11/01/43 (d)	122	125
2.42%, 01/01/46 (d)	152	155
3.50%, 03/01/26 - 04/01/46	1,524	1,564
4.00%, 06/01/44 - 07/01/46	1,761	1,846
TBA, 3.00%, 04/15/32 - 04/15/47 (f)	8,825	8,757
TBA, 3.50%, 04/15/47 (f)	10,250	10,485
TBA, 4.00%, 04/15/47 (f)	875	918
Government National Mortgage Association
8.00%, 04/15/30	7	7
8.50%, 06/15/30 - 12/15/30	2	2
5.00%, 03/15/33 - 01/20/45	4,045	4,448
6.00%, 05/15/32 - 12/20/40	444	506
6.50%, 07/15/38	33	38
5.50%, 12/15/31 - 02/20/44	2,669	2,996
4.50%, 04/20/26 - 04/20/46	7,022	7,579
2.13%, 07/20/40 (d)	65	67
3.50%, 05/15/26 - 05/20/46	13,335	13,868
3.00%, 07/20/42 (d)	184	190
2.50%, 09/20/27 - 12/20/46	1,315	1,300
3.00%, 04/15/27 - 05/20/46	12,902	13,065
2.50%, 12/20/45 (d)	214	217
3.50%, 12/20/45 - 07/20/46	1,516	1,573
4.00%, 12/15/24 - 04/20/46	13,029	13,801
4.00%, 09/20/46	500	528
2.50%, 08/20/27 - 11/20/46	344	337
TBA, 3.00%, 04/15/47 (f)	15,050	15,182
TBA, 3.50%, 04/15/47 (f)	17,125	17,754
TBA, 4.00%, 04/15/47 (f)	500	528
		320,841
Municipal 0.9%
Bay Area Toll Authority
6.26%, 04/01/49	200	273
Chicago Transit Authority
6.90%, 12/01/40	200	249
City of New York
5.97%, 03/01/36	200	249
Commonwealth of Massachusetts
4.91%, 05/01/29	300	347
County of Cook, Illinois
6.23%, 11/15/34	100	119
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	200	260
Dallas County Hospital District
5.62%, 08/15/44	300	363
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	343
Florida Hurricane Catastrophe Fund Finance Corp.
2.11%, 07/01/18	400	403
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	305

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Los Angeles Unified School District
5.76%, 07/01/29	200	244
Metropolitan Transportation Authority
6.65%, 11/15/39	290	384
Municipal Electric Authority of Georgia
7.06%, 04/01/57	200	220
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	241
New Jersey State Turnpike Authority
7.10%, 01/01/41	250	349
New York City Transitional Finance Authority
5.77%, 08/01/36	260	319
New York City Water & Sewer System
6.01%, 06/15/42	235	310
Ohio State University
4.91%, 06/01/40	200	232
3.80%, 12/01/46	500	491
Port Authority of New York & New Jersey
6.04%, 12/01/29	200	250
4.46%, 10/01/62	300	316
San Diego County Water Authority Financing Corp.
6.14%, 05/01/49	260	339
State of California
7.30%, 10/01/39	150	212
7.60%, 11/01/40	400	596
State of Connecticut
5.09%, 10/01/30	250	281
5.85%, 03/15/32	125	150
State of Illinois
5.10%, 06/01/33	300	274
7.35%, 07/01/35	400	427
State of Texas
5.52%, 04/01/39	200	252
State of Wisconsin
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	500	582
State Public School Building Authority
5.00%, 09/15/27	300	320
University of California
1.80%, 07/01/19	250	251
		9,951
Sovereign 4.0%
African Development Bank
1.63%, 10/02/18	750	754
1.00%, 11/02/18	500	496
Asian Development Bank
5.59%, 07/16/18	400	420
1.88%, 04/12/19	1,160	1,169
1.63%, 08/26/20	500	497
2.13%, 03/19/25	200	195
6.38%, 10/01/28	210	277
Canada Government International Bond
1.63%, 02/27/19 (a)	700	704
Chile Government International Bond
3.88%, 08/05/20	100	106
Colombia Government International Bond
8.13%, 05/21/24	400	509
7.38%, 09/18/37	400	510
5.63%, 02/26/44	200	218
Council Of Europe Development Bank
1.63%, 03/10/20	500	498
European Investment Bank
1.00%, 06/15/18	1,700	1,694
1.25%, 05/15/19	750	746
1.13%, 08/15/18 - 08/15/19	1,500	1,491
1.38%, 06/15/20	340	335
4.00%, 02/16/21	500	536
2.50%, 04/15/21	400	407
2.25%, 03/15/22	240	240
1.88%, 03/15/19 - 02/10/25	1,000	979
Export Development Canada
1.75%, 08/19/19	500	502
Export-Import Bank of Korea
2.38%, 08/12/19	200	201
	Shares/Par†	Value
2.25%, 01/21/20	850	848
FMS Wertmanagement AoeR
1.75%, 03/17/20	300	300
Hungary Government International Bond
4.00%, 03/25/19	250	259
5.38%, 03/25/24	250	278
7.63%, 03/29/41	250	363
Hydro Quebec
9.40%, 02/01/21	250	309
Inter-American Development Bank
1.13%, 08/28/18	500	499
3.88%, 02/14/20	700	743
2.13%, 01/15/25	500	488
4.38%, 01/24/44	100	117
International Bank for Reconstruction & Development
1.38%, 04/10/18 (a)	750	751
0.88%, 07/19/18	705	702
1.00%, 10/05/18	310	308
1.88%, 10/07/19 - 10/07/22	1,320	1,325
1.38%, 05/24/21 - 09/20/21	240	234
2.25%, 06/24/21	750	758
1.63%, 02/10/22	350	343
7.63%, 01/19/23	300	386
2.50%, 07/29/25	340	338
International Finance Corp.
1.63%, 07/16/20	500	498
Israel Government AID Bond
5.50%, 04/26/24	142	169
Israel Government International Bond
4.00%, 06/30/22	500	531
Italy Government International Bond
6.88%, 09/27/23	450	525
5.38%, 06/15/33	200	217
Japan Bank for International Cooperation
1.88%, 04/20/21	200	196
2.13%, 02/10/25	250	238
2.25%, 11/04/26	400	378
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	316
Korea Development Bank
3.38%, 09/16/25	500	509
Korea Finance Corp.
2.88%, 08/22/18	250	253
Kreditanstalt fur Wiederaufbau
0.88%, 04/19/18	480	478
1.13%, 08/06/18	750	748
1.50%, 02/06/19 - 06/15/21	1,415	1,401
1.75%, 10/15/19	300	301
1.88%, 06/30/20	620	621
2.75%, 09/08/20	500	515
1.63%, 03/15/21	220	217
2.63%, 01/25/22	700	715
2.13%, 03/07/22	290	289
2.50%, 11/20/24	300	302
2.00%, 05/02/25	680	657
0.00%, 06/29/37 (a) (g)	300	160
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	500	504
1.75%, 04/15/19	1,000	1,004
Mexico Government International Bond
3.50%, 01/21/21 (a)	900	933
3.60%, 01/30/25	230	229
8.30%, 08/15/31	300	437
4.75%, 03/08/44	556	541
5.55%, 01/21/45	500	540
4.60%, 01/23/46	250	239
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	250	247
Panama Government International Bond
5.20%, 01/30/20	200	216
6.70%, 01/26/36 (a)	400	504
Peru Government International Bond
4.13%, 08/25/27 (a)	500	538
6.55%, 03/14/37	250	323

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Philippine Government International Bond
6.50%, 01/20/20	400	448
4.20%, 01/21/24	500	541
9.50%, 02/02/30	400	632
Poland Government International Bond
5.00%, 03/23/22	500	549
3.00%, 03/17/23	500	499
Province of British Columbia, Canada
6.50%, 01/15/26	70	89
Province of Manitoba, Canada
3.05%, 05/14/24	350	359
Province of Nova Scotia, Canada
8.75%, 04/01/22	250	315
Province of Ontario, Canada
3.20%, 05/16/24	300	310
Province of Quebec, Canada
7.50%, 07/15/23	100	125
7.13%, 02/09/24	250	312
2.88%, 10/16/24	300	303
Republic of Korea
5.63%, 11/03/25 (a)	250	300
South Africa Government International Bond
4.67%, 01/17/24	200	202
5.38%, 07/24/44	250	245
Svensk Exportkredit AB
1.88%, 06/17/19	250	251
Uruguay Government International Bond
4.38%, 10/27/27	190	198
4.13%, 11/20/45	200	176
		45,176
U.S. Government Agency Obligations 2.2%
Federal Home Loan Bank
2.00%, 09/14/18 (h)	655	662
0.88%, 10/01/18 (h)	1,500	1,492
1.25%, 01/16/19 (h)	400	400
1.63%, 06/14/19 (h)	250	251
1.65%, 01/06/20 (h)	200	200
4.13%, 03/13/20 (h)	450	483
1.38%, 02/18/21 (h)	500	492
1.13%, 06/21/19 - 07/14/21 (h)	1,900	1,878
2.88%, 09/13/24 (h)	300	308
5.50%, 07/15/36 (h)	200	265
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18 (h)	1,300	1,297
3.75%, 03/27/19 (h)	480	503
1.75%, 05/30/19 (h)	750	756
1.25%, 08/01/19 (h)	750	747
1.40%, 08/22/19 (h)	500	499
1.38%, 05/01/20 (a) (h)	800	794
1.13%, 08/12/21 (a) (h)	750	724
2.38%, 01/13/22 (h)	500	509
6.75%, 09/15/29 - 03/15/31 (h)	180	256
6.25%, 07/15/32 (h)	900	1,251
Federal National Mortgage Association
1.00%, 04/30/18 (h)	750	749
0.88%, 05/21/18 - 08/02/19 (h)	2,750	2,733
1.38%, 01/28/19 (h)	1,000	1,001
1.75%, 09/12/19 (h)	700	704
0.00%, 10/09/19 (g) (h)	680	649
1.70%, 01/27/20 (h)	1,500	1,500
1.50%, 06/22/20 (h)	500	498
1.25%, 08/17/21 (a) (h)	500	486
2.63%, 09/06/24 (h)	500	508
7.25%, 05/15/30 (h)	540	792
6.63%, 11/15/30 (h)	631	890
Tennessee Valley Authority
5.25%, 09/15/39	200	252
5.38%, 04/01/56	300	382
		24,911
U.S. Treasury Securities 36.0%
U.S. Treasury Bond
8.13%, 08/15/19 - 08/15/21	2,300	2,745
8.50%, 02/15/20	1,000	1,198
7.25%, 08/15/22	810	1,025
	Shares/Par†	Value
6.88%, 08/15/25	1,200	1,618
6.00%, 02/15/26	1,380	1,783
6.13%, 11/15/27	1,220	1,641
5.38%, 02/15/31	1,870	2,497
4.50%, 02/15/36 - 08/15/39	1,999	2,530
3.50%, 02/15/39	930	1,023
4.25%, 05/15/39 - 11/15/40	1,594	1,945
4.38%, 11/15/39 - 05/15/41	3,223	4,004
3.88%, 08/15/40	1,275	1,473
4.75%, 02/15/41	1,335	1,748
3.13%, 11/15/41 - 08/15/44	6,194	6,321
2.75%, 08/15/42 - 11/15/42	2,618	2,494
3.75%, 11/15/43	3,250	3,697
3.63%, 08/15/43 - 02/15/44	5,435	6,052
3.38%, 05/15/44	2,330	2,485
2.88%, 05/15/43 - 08/15/45	3,775	3,668
3.00%, 05/15/42 - 02/15/47	10,670	10,619
2.50%, 02/15/45 - 05/15/46	7,390	6,624
2.25%, 08/15/46	2,075	1,755
2.88%, 11/15/46	1,205	1,169
U.S. Treasury Note
2.88%, 03/31/18	1,174	1,194
0.75%, 04/15/18 - 08/15/19	15,910	15,805
2.63%, 04/30/18 - 11/15/20	5,418	5,577
0.88%, 03/31/18 - 09/15/19	7,555	7,512
2.38%, 05/31/18 - 08/15/24	9,280	9,400
1.13%, 06/15/18 - 09/30/21	23,560	23,190
0.63%, 04/30/18 - 06/30/18	3,435	3,415
0.75%, 09/30/18 - 10/31/18	4,800	4,768
3.75%, 11/15/18	690	718
1.13%, 02/28/19 (a)	1,525	1,521
3.63%, 08/15/19 - 02/15/21	7,345	7,790
1.00%, 05/15/18 - 11/30/19	14,665	14,601
1.50%, 08/31/18 - 08/15/26	29,019	28,557
1.00%, 11/30/18 - 11/15/19	4,495	4,459
3.38%, 11/15/19	2,110	2,216
1.38%, 12/15/19	1,435	1,432
1.25%, 10/31/18 - 03/31/21	13,668	13,585
1.38%, 02/15/20 (a)	1,405	1,401
3.50%, 05/15/20	2,550	2,700
2.00%, 07/31/20 - 08/15/25	22,405	22,257
1.38%, 07/31/18 - 08/31/23	31,901	31,452
3.13%, 05/15/19 - 05/15/21	3,410	3,565
1.25%, 12/31/18 - 10/31/21	3,850	3,786
1.75%, 11/30/21	1,000	993
1.88%, 06/30/20 - 10/31/22	13,595	13,551
1.75%, 10/31/18 - 05/15/23	23,350	23,143
1.63%, 10/31/23	3,000	2,899
2.13%, 11/30/23	3,000	2,989
2.25%, 12/31/23	2,500	2,508
2.75%, 02/15/19 - 02/15/24	3,386	3,497
2.13%, 08/15/21 - 05/15/25	16,635	16,687
2.50%, 05/15/24	5,364	5,458
2.25%, 07/31/18 - 02/15/27	14,766	14,835
1.63%, 03/31/19 - 05/15/26	37,690	36,990
2.00%, 12/31/21 - 11/15/26	7,550	7,404
		411,969
Total Government And Agency Obligations (cost $821,771)		820,232
SHORT TERM INVESTMENTS 7.3%
Investment Companies 6.3%
JNL Money Market Fund, 0.53% (i) (j)	71,782	71,782
Securities Lending Collateral 1.0%
Securities Lending Cash Collateral Fund LLC, 0.63% (i) (j)	11,226	11,226
Total Short Term Investments (cost $83,008)		83,008
Total Investments 106.1% (cost $1,211,166)		1,214,287
Total Forward Sales Commitments (0.3)% (proceeds $3,114)		(3,130)
Other Assets and Liabilities, Net (5.8)%		(66,837)
Total Net Assets 100.0%		$1,144,320

(a) All or portion of the security was on loan.

(b) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(c) The Sub-Adviser has deemed this security which is exempt from registration under

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $2,693 and 0.2%, respectively.

(d) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2017, the total payable for investments purchased on a delayed delivery basis was $64,669.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 04/15/32 (a)	(200)	$(208)
TBA, 4.50%, 04/15/32 (a)	(120)	(123)
TBA, 5.00%, 04/15/32 (a)	(150)	(154)
TBA, 4.50%, 04/15/47 (a)	(150)	(161)
Federal National Mortgage Association
TBA, 4.50%, 04/15/32 (a)	(100)	(102)
Government National Mortgage Association
TBA, 4.50%, 04/15/47 (a)	(100)	(107)
TBA, 5.00%, 04/15/47 (a)	(200)	(215)
TBA, 5.50%, 04/15/47 (a)	(1,850)	(2,060)
Total Government And Agency Obligations (proceeds $3,114)		(3,130)
Total Forward Sales Commitments (0.3%) (proceeds $3,114)		$(3,130)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2017, the total proceeds for investments sold on a delayed delivery basis was $3,114.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Utilities Sector Fund
COMMON STOCKS 99.5%
Utilities 99.5%
8Point3 Energy Partners LP - Class A	2	$31
AES Corp.	63	707
Allete Inc.	4	304
Alliant Energy Corp.	22	874
Ameren Corp.	23	1,276
American Electric Power Co. Inc.	48	3,190
American States Water Co.	3	155
American Water Works Co. Inc.	17	1,333
Aqua America Inc.	17	545
Atmos Energy Corp.	10	787
Avista Corp.	6	242
Black Hills Corp. (a)	5	342
California Water Service Group	5	175
Calpine Corp. (b)	33	365
CenterPoint Energy Inc.	39	1,085
Chesapeake Utilities Corp.	2	111
CMS Energy Corp.	27	1,217
Connecticut Water Services Inc.	1	62
Consolidated Edison Inc.	30	2,298
Dominion Resources Inc.	61	4,712
DTE Energy Co.	17	1,775
Duke Energy Corp.	67	5,467
Dynegy Inc. (b)	9	68
Edison International	31	2,505
El Paso Electric Co.	4	196
Entergy Corp.	17	1,322
Eversource Energy	31	1,806
Exelon Corp.	89	3,210
FirstEnergy Corp.	41	1,303
Great Plains Energy Inc.	21	608
Hawaiian Electric Industries Inc.	11	354
IDACORP Inc.	5	414
MDU Resources Group Inc.	18	494
MGE Energy Inc.	3	225
Middlesex Water Co.	2	59
National Fuel Gas Co.	7	427
New Jersey Resources Corp. (a)	8	327
NextEra Energy Inc.	45	5,804
NextEra Energy Partners LP	5	164
NiSource Inc.	31	743
Northwest Natural Gas Co.	3	159
NorthWestern Corp.	5	276
NRG Energy Inc.	30	565
NRG Yield Inc. - Class A	3	56
NRG Yield Inc. - Class C	6	102
OGE Energy Corp.	20	682
ONE Gas Inc.	5	338
Ormat Technologies Inc.	4	205
Otter Tail Corp.	3	120
Pattern Energy Group Inc. - Class A	7	137
PG&E Corp.	49	3,248
Pinnacle West Capital Corp.	11	907
PNM Resources Inc.	8	287
Portland General Electric Co.	9	390
PPL Corp.	66	2,465
Public Service Enterprise Group Inc.	49	2,180
SCANA Corp.	13	861
Sempra Energy	23	2,533
SJW Corp.	1	68
South Jersey Industries Inc.	8	277
Southern Co.	95	4,726
Southwest Gas Corp.	5	389
Spire Inc.	5	306
TerraForm Global Inc. - Class A (b)	9	44
TerraForm Power Inc. - Class A (b)	5	66
UGI Corp.	17	830
Unitil Corp.	1	67
Vectren Corp.	8	474
WEC Energy Group Inc.	31	1,858
Westar Energy Inc.	14	738
WGL Holdings Inc.	5	406
	Shares/Par†	Value
Xcel Energy Inc.	49	2,194
York Water Co.	1	39
Total Common Stocks (cost $68,872)		75,075
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.4%
JNL Money Market Fund, 0.53% (c) (d)	244	244
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	611	611
Total Short Term Investments (cost $855)		855
Total Investments 100.7% (cost $69,727)		75,930
Other Assets and Liabilities, Net (0.7)%		(495)
Total Net Assets 100.0%		$75,435

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Morgan Stanley Mid Cap Growth Fund
COMMON STOCKS 92.1%
Consumer Discretionary 15.7%
Dollar Tree Inc. (a)	50	$3,948
Dunkin' Brands Group Inc.	72	3,922
Marriott International Inc. - Class A	64	6,062
Tesla Motors Inc. (a) (b)	38	10,444
Under Armour Inc. - Class C (a)	80	1,470
		25,846
Financials 8.1%
LendingClub Corp. (a)	274	1,505
MSCI Inc.	64	6,192
S&P Global Inc.	43	5,616
		13,313
Health Care 23.6%
Alnylam Pharmaceuticals Inc. (a) (b)	10	490
athenahealth Inc. (a) (b)	79	8,864
Bioverativ Inc. (a)	16	867
DexCom Inc. (a)	30	2,580
Illumina Inc. (a)	57	9,796
Intrexon Corp. (a) (b)	22	429
Intuitive Surgical Inc. (a)	10	8,059
Juno Therapeutics Inc. (a) (b)	10	221
Veeva Systems Inc. - Class A (a)	147	7,548
		38,854
Industrials 10.0%
IHS Markit Ltd. (a)	145	6,096
TransDigm Group Inc.	23	4,957
Verisk Analytics Inc. (a)	67	5,410
		16,463
Information Technology 33.8%
Atlassian Corp. Plc - Class A (a)	57	1,715
Cognex Corp.	10	818
Flipkart Ltd. (a) (c) (d) (e)	11	910
Gartner Inc. (a)	56	5,996
MercadoLibre Inc.	19	4,083
Mobileye NV (a)	21	1,294
Nvidia Corp.	53	5,748
ServiceNow Inc. (a)	66	5,774
Snap Inc. - Class A (a)	33	754
	Shares/Par†	Value
Splunk Inc. (a)	91	5,669
SurveyMonkey Inc. (c) (d) (e)	41	265
Take-Two Interactive Software Inc. (a)	28	1,653
Twitter Inc. (a)	376	5,622
Workday Inc. - Class A (a)	121	10,049
Zillow Group Inc. - Class C (a) (b)	159	5,339
		55,689
Materials 0.9%
Martin Marietta Materials Inc.	7	1,536
Total Common Stocks (cost $140,013)		151,701
PREFERRED STOCKS 0.1%
Information Technology 0.1%
Dropbox Inc. - Series C (a) (c) (d) (e)	25	218
Dropbox Inc. - Series A-1 (a) (c) (d) (e) (f)	4	39
Total Preferred Stocks (cost $524)		257
SHORT TERM INVESTMENTS 12.5%
Investment Companies 7.8%
JNL Money Market Fund, 0.53% (g) (h)	12,902	12,902
Securities Lending Collateral 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (h)	7,634	7,634
Total Short Term Investments (cost $20,536)		20,536
Total Investments 104.7% (cost $161,073)		172,494
Other Assets and Liabilities, Net (4.7)%		(7,733)
Total Net Assets 100.0%		$164,761

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Dropbox Inc. - Series C	01/30/14	$483	$218	0.1%
Dropbox Inc. - Series A-1	07/19/12	41	39	—
Flipkart Ltd.	01/30/14	245	910	0.6
SurveyMonkey Inc.	11/26/14	679	265	0.2
		$1,448	$1,432	0.9%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL Multi-Manager Alternative Fund (a)
COMMON STOCKS 44.1%
Consumer Discretionary 5.9%
Aaron's Inc.	39	$1,169
Abercrombie & Fitch Co. - Class A	36	431
Adient Plc	3	225
AutoZone Inc. (b)	2	1,233
Best Buy Co. Inc. (c)	28	1,381
Big Lots Inc.	10	497
Bloomin' Brands Inc.	34	665
Chico's FAS Inc.	44	619
Clear Channel Outdoor Holdings Inc. - Class A	34	204
CyberAgent Inc.	31	916
Darden Restaurants Inc. (c)	10	845
Dillard's Inc. - Class A	15	804
Discovery Communications Inc. - Class C (b) (c)	24	688
Five Below Inc. (b)	19	839
Garmin Ltd. (c)	5	245
HSN Inc.	13	479
Hyatt Hotels Corp. - Class A (b) (c)	13	718
International Game Technology Plc	8	194
Isle of Capri Casinos Inc. (b)	32	843
Italiaonline SpA (b)	38	109
Jarden Corp. (b) (d) (e) (f)	56	3,293
KB Home	16	322
Kohl's Corp.	36	1,453
Las Vegas Sands Corp. (c)	2	137
Lear Corp. (c)	2	227
Liberty Braves Group - Class A (b)	9	220
Liberty Media Group - Class A (b) (c)	3	108
Liberty SiriusXM Group - Class A (b)	36	1,395
Macy's Inc. (c)	53	1,586
Naspers Ltd. - Class N	29	4,970
Nike Inc. - Class B	15	842
Penn National Gaming Inc. (b)	31	569
PVH Corp. (c)	20	2,059
Ralph Lauren Corp. - Class A	19	1,526
Rent-A-Center Inc.	37	330
Sotheby's (b)	10	468
Staples Inc.	186	1,636
Time Warner Inc. (g)	81	7,888
Truworths International Ltd.	198	1,276
Tupperware Brands Corp.	2	138
Valeo SA	37	2,433
Wolverine World Wide Inc.	4	100
WPP Plc	76	1,661
		47,741
Consumer Staples 3.1%
Anheuser-Busch InBev NV	8	836
ConAgra Brands Inc. (c)	2	97
HRG Group Inc. (b)	61	1,188
Lenta Ltd. - ADR (b) (h)	59	401
Mead Johnson Nutrition Co.	63	5,575
Nu Skin Enterprises Inc. - Class A	29	1,627
Reynolds American Inc. (c)	157	9,884
Rite Aid Corp. (b)	77	326
Spectrum Brands Holdings Inc. (c)	1	181
Supervalu Inc. (b)	96	372
Tyson Foods Inc. - Class A (c)	3	216
Unilever NV - CVA	13	631
Wal-Mart Stores Inc. (c)	24	1,701
WhiteWave Foods Co. (b)	37	2,098
		25,133
Energy 2.9%
Alon USA Energy Inc.	16	196
Atwood Oceanics Inc. (b)	46	436
Berry Petroleum Co. (b) (d) (e) (i)	2	18
Chesapeake Energy Corp. (b)	24	146
Columbia Pipeline Group Inc. (d) (e) (f)	42	1,062
CONSOL Energy Inc. (b)	54	904
Crescent Point Energy Corp.	18	197
Denbury Resources Inc. (b)	294	757
Devon Energy Corp. (c)	18	768
	Shares/Par†	Value
EnCana Corp.	123	1,440
Energy Transfer Partners LP	82	2,997
Enerplus Corp.	163	1,313
Ensco Plc - Class A	173	1,547
EP Energy Corp. - Class A (b)	141	669
Gazprom OAO - ADR	92	411
Lukoil PJSC - ADR	11	558
Murphy Oil Corp.	24	686
Nabors Industries Ltd.	35	452
Noble Corp. Plc	41	256
Occidental Petroleum Corp.	4	284
ONEOK Partners LP	28	1,503
Patterson-UTI Energy Inc.	15	366
Rosneft OAO - GDR	41	235
Rowan Cos. Plc - Class A (b)	45	698
Schlumberger Ltd.	21	1,648
Showa Shell Sekiyu KK	9	92
Suncor Energy Inc.	27	826
Unit Corp. (b)	29	703
Valero Energy Corp. (c)	5	312
Whiting Petroleum Corp. (b)	40	383
Williams Cos. Inc. (c)	61	1,817
		23,680
Financials 8.7%
ABN AMRO Group NV - CVA (c)	53	1,295
AGNC Investment Corp.	32	631
Ally Financial Inc.	72	1,461
American Express Co.	19	1,494
American International Group Inc.	57	3,545
Amundi SA	22	1,318
Aon Plc - Class A	43	5,081
Assured Guaranty Ltd.	13	471
Bank of America Corp.	144	3,389
BB Seguridade Participacoes SA	131	1,230
Cerved Information Solutions SpA	60	580
Chimera Investment Corp.	24	478
China Construction Bank Corp. - Class H	1,184	954
CIT Group Inc.	66	2,830
Citigroup Inc. (c)	54	3,214
Citizens Financial Group Inc. (c)	18	636
Commerzbank AG (c)	200	1,814
CYS Investments Inc.	56	442
Deutsche Boerse AG (b) (c)	20	1,792
Donnelley Financial Solutions Inc. (b)	9	166
E*TRADE Financial Corp. (b) (c)	17	607
ECN Capital Corp.	32	86
Erste Group Bank AG	40	1,294
Euronext NV	19	821
EverBank Financial Corp. (c)	179	3,484
Fortress Investment Group LLC - Class A	218	1,735
Groupe Bruxelles Lambert SA	21	1,870
ING Groep NV	54	823
Intesa Sanpaolo SpA	601	1,634
Israel Discount Bank Ltd. - Class A (b)	402	945
Legg Mason Inc.	27	958
Leucadia National Corp.	116	3,006
Lincoln National Corp. (c)	5	360
London Stock Exchange Group Plc	21	837
LPL Financial Holdings Inc.	30	1,200
MFA Financial Inc.	48	389
Navient Corp.	135	1,994
Nelnet Inc. - Class A	23	1,004
NN Group NV (c)	72	2,352
PrivateBancorp Inc.	60	3,588
Prudential Financial Inc. (c)	11	1,216
Sanlam Ltd.	152	764
Santander Consumer USA Holdings Inc. (b)	61	818
Societe Generale SA (c)	34	1,719
Sumitomo Mitsui Financial Group Inc.	22	786
Sun Life Financial Inc.	5	197
The Governor & Co. of the Bank of Ireland (b)	5,874	1,469
Unicredit SpA	119	1,838
WL Ross Holding Corp. (b) (d) (e) (i)	13	49

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
WLRS Fund I LLC (b) (d) (e) (i)	—	35
		70,699
Health Care 3.7%
Alkermes Plc (b) (c)	20	1,147
Baxter International Inc. (c)	30	1,556
Biogen Inc. (b) (c)	6	1,668
BioMarin Pharmaceutical Inc. (b)	9	777
Bioverativ Inc. (b)	3	166
Gilead Sciences Inc. (c)	25	1,705
Halyard Health Inc. (b)	25	960
HCA Holdings Inc. (b) (c)	6	578
Incyte Corp. (b) (c)	11	1,444
McKesson Corp. (c)	4	563
Merck & Co. Inc. (c)	29	1,843
Mylan NV (b)	30	1,175
Neurocrine Biosciences Inc. (b)	10	416
PDL BioPharma Inc.	127	289
Shire Plc	28	1,624
Teva Pharmaceutical Industries Ltd. - ADR	49	1,558
Thermo Fisher Scientific Inc.	8	1,260
United Therapeutics Corp. (b)	14	1,895
Varex Imaging Corp. (b)	5	171
VCA Inc. (b) (c)	68	6,235
Veeva Systems Inc. - Class A (b) (c)	4	205
WellCare Health Plans Inc. (b)	14	1,921
Zoetis Inc. - Class A	16	830
		29,986
Industrials 4.9%
A P Moller - Maersk A/S - Class B (c)	1	2,029
Air Lease Corp. - Class A	4	141
Alaska Air Group Inc.	2	197
Allison Transmission Holdings Inc.	26	945
Arconic Inc.	110	2,900
BE Aerospace Inc. (c)	108	6,938
Chicago Bridge & Iron Co. NV	15	449
China Communications Constructions Co. Ltd. - Class H	378	534
Copa Holdings SA - Class A	8	943
Deluxe Corp.	7	498
Eaton Corp. Plc	8	578
Esterline Technologies Corp. (b) (i)	15	1,322
FTI Consulting Inc. (b)	23	955
General Cable Corp.	34	607
General Electric Co.	38	1,132
Hawaiian Holdings Inc. (b)	22	1,036
Herc Holdings Inc. (b)	5	249
Jardine Strategic Holdings Ltd.	19	801
Legrand SA	21	1,281
Manpower Inc.	16	1,662
Meggitt Plc	269	1,501
Nexeo Solutions Inc. (b) (i)	95	846
Oshkosh Corp.	4	254
Owens Corning Inc. (c)	9	528
Raytheon Co. (c)	16	2,501
Southwest Airlines Co.	2	115
SPX Corp. (b)	24	592
Swift Transporation Co. - Class A (b)	24	493
United Continental Holdings Inc. (b)	2	151
United Rentals Inc. (b) (c)	7	850
United Technologies Corp.	34	3,793
Univar Inc. (b)	32	993
Vinci SA (c)	10	805
Wabtec Corp.	11	827
West Corp.	25	615
		40,061
Information Technology 8.9%
Accenture Plc - Class A (c)	17	2,098
Advanced Micro Devices Inc. (b) (c)	126	1,835
Akamai Technologies Inc. (b) (c)	3	191
Alphabet Inc. - Class A (b)	2	1,350
Alphabet Inc. - Class C (b) (c)	3	2,149
Analog Devices Inc.	23	1,868
Applied Materials Inc. (c)	42	1,626
Baidu.com - Class A - ADR (b)	9	1,599
	Shares/Par†	Value
Bottomline Technologies Inc. (b)	35	818
Cielo SA	194	1,760
Cirrus Logic Inc. (b)	25	1,505
Cisco Systems Inc.	73	2,483
Citrix Systems Inc. (b) (c)	15	1,251
CommerceHub Inc. - Class C (b)	11	175
Conduent Inc. (b)	24	397
Cypress Semiconductor Corp.	29	394
Dell Technologies Inc. - Class V (b)	15	973
eBay Inc. (b)	24	822
F5 Networks Inc. (b) (c)	11	1,640
HP Inc. (c)	100	1,792
Intel Corp. (c)	16	563
InterDigital Inc.	19	1,622
International Business Machines Corp. (c)	2	287
j2 Global Inc.	6	503
Juniper Networks Inc. (c)	4	117
Microsoft Corp.	43	2,819
Mobileye NV (b)	69	4,209
NCR Corp. (b)	32	1,453
NetApp Inc. (c)	3	146
Nuance Communications Inc. (b)	29	500
Nvidia Corp. (c)	5	566
NXP Semiconductors NV (b) (g)	84	8,697
Oracle Corp.	115	5,142
QUALCOMM Inc.	15	881
Science Applications International Corp.	6	469
Take-Two Interactive Software Inc. (b)	16	931
TE Connectivity Ltd.	32	2,416
Teradata Corp. (b)	47	1,463
Teradyne Inc.	4	134
VeriSign Inc. (b) (c)	14	1,246
Versum Materials Inc.	8	233
Xerox Corp. (c)	42	307
Yahoo! Inc. (b) (c)	211	9,817
Yelp Inc. - Class A (b)	27	894
		72,141
Materials 5.1%
AdvanSix Inc. (b)	12	320
Agrium Inc.	17	1,634
Air Liquide (c)	15	1,715
Alcoa Corp.	28	964
ArcelorMittal (b)	141	1,178
Ashland Global Holdings Inc. (g)	10	1,213
Barrick Gold Corp.	110	2,083
Cabot Corp.	12	701
Chemours Co.	66	2,549
Chemtura Corp. (b) (c)	70	2,337
CRH Plc (c)	42	1,466
EI du Pont de Nemours & Co.	26	2,057
Freeport-McMoRan Inc. - Class B (b) (c)	57	759
Greif Inc. - Class A	22	1,217
Huntsman Corp.	46	1,126
Ingevity Corp. (b)	3	176
Kinross Gold Corp. (b)	232	814
MMC Norilsk Nickel - ADR	32	497
Owens-Illinois Inc. (b)	64	1,313
Salzgitter AG	20	730
SSAB AB - Class A (b)	99	390
Syngenta AG - ADR	77	6,830
Teck Resources Ltd. - Class B	94	2,059
United States Steel Corp.	24	825
Valencia Bidco LLC (b) (e)	188	337
Valspar Corp. (c) (g)	42	4,647
Verso Corp. - Class A (b)	21	123
Yamana Gold Inc.	382	1,055
Yara International ASA	20	787
		41,902
Real Estate 0.4%
Beni Stabili SpA	903	559
Colony NorthStar Inc. - Class A	2	24
CoreCivic Inc.	45	1,411
EastGroup Properties Inc.	7	485
Mack-Cali Realty Corp.	21	574

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Potlatch Corp.	3	128
Quality Care Properties Inc. (b)	12	219
		3,400
Telecommunication Services 0.4%
Level 3 Communications Inc. (b)	59	3,379
Utilities 0.1%
NRG Energy Inc.	40	757
Total Common Stocks (cost $328,853)		358,879
PREFERRED STOCKS 0.5%
Consumer Discretionary 0.2%
Volkswagen AG	5	782
William Lyon Homes, 6.50%, 12/01/17 (c)	7	718
		1,500
Energy 0.0%
Berry Petroleum Co. (b) (d) (e) (i)	2	21
Berry Petroleum Co. (b) (d) (e) (i)	—	—
Sanchez Energy Corp., 6.50% (j) (k)	1	25
Surgutneftegas OAO	284	163
		209
Financials 0.1%
Virtus Investment Partners Inc. - Series D, 7.50%, 02/01/20 (b) (c)	6	636
Real Estate 0.2%
Colony NorthStar Inc. - Series E, 8.75%, (callable at 25 beginning 05/15/19) (j)	24	620
Colony NorthStar Inc. - Series B, 8.25%, (callable at 25 beginning 05/10/17) (j)	32	817
		1,437
Total Preferred Stocks (cost $3,829)		3,782
RIGHTS 0.0%
Amundi SA (b) (e)	16	44
Nexstar Broadcasting Inc. (b) (e)	127	203
Total Rights (cost $38)		247
WARRANTS 0.0%
TORM A/S (b) (e)	4	6
Total Warrants (cost $69)		6
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.6%
Aames Mortgage Investment Trust
Series 2005-M6-1, REMIC, 2.29%, 06/25/35 (l)	380	275
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (h)	149	154
Chevy Chase Funding LLC Mortgage Backed-Certificates
Series 2004-B1-2A, REMIC, 1.27%, 05/25/35 (h) (l)	494	357
CHL Mortgage Pass-Through Trust
Series 2005-2A1-9, REMIC, 1.42%, 05/25/35 (l)	93	62
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 2.48%, 02/25/23 (h) (l)	600	531
Countrywide Asset-Backed Certificates
Series 2003-3A-2, REMIC, 1.48%, 08/26/33 (l)	203	177
Countrywide Home Equity Loan Trust
Series 2004-1A-B, 1.13%, 02/15/29 (l)	307	276
Fannie Mae Connecticut Avenue Securities
Series 2015-2M2-C03, 5.98%, 07/25/25 (h) (l)	180	197
Series 2016-1M2-C04, 5.23%, 01/25/29 (h) (l)	260	276
Series 2017-1M2-C01, 4.53%, 07/25/29 (h) (l)	530	536
Series 2017-1B1-C01, 6.73%, 07/25/29 (h) (l)	270	282
First Horizon Mortgage Pass-Through Trust
Series 2005-B1-AR1, REMIC, 3.09%, 04/25/35 (l)	586	447
GreenPoint Mortgage Funding Trust
Series 2005-2A1-AR5, REMIC, 1.26%, 11/25/45 (l)	676	405
IndyMac IMSC Mortgage Loan Trust
Series 2007-A22-HOA1, REMIC, 1.16%, 07/25/37 (l)	421	266
Miran Mid-Atlantic Pass-Through Trust
Series 2001-C, 10.06%, 12/30/28	136	123
Nelnet Student Loan Trust
Series 2008-A4-4, 2.52%, 04/25/17 (l)	166	166
	Shares/Par†	Value
RAMP Trust
Series 2006-M1-RZ3, REMIC, 1.33%, 08/25/36 (l)	350	293
SLM Student Loan Trust
Series 2008-A4-5, 2.74%, 07/25/23 (l)	134	136
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,897)		4,959
CORPORATE BONDS AND NOTES 28.4%
Consumer Discretionary 4.4%
1011778 B.C. Unltd. Liability Co.
6.00%, 04/01/22 (h)	1,710	1,774
AA Bond Co. Ltd.
5.50%, 07/31/22, GBP	150	193
Amazon.com Inc.
4.95%, 12/05/44	40	45
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (h)	260	263
American Axle & Manufacturing Inc.
6.63%, 10/15/22	80	82
Carriage Services Inc.
2.75%, 03/15/21 (c) (k)	685	890
CCO Holdings LLC
5.38%, 05/01/25 (h)	70	72
5.75%, 02/15/26 (h)	50	53
5.13%, 05/01/27 (h)	30	30
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (h)	569	585
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (h)	1,207	1,225
Charter Communications Operating LLC
6.83%, 10/23/55	380	442
Ctrip.com International Ltd.
1.25%, 09/15/22 (c) (h) (k)	559	579
DISH DBS Corp.
4.25%, 04/01/18	965	981
7.88%, 09/01/19	50	55
6.75%, 06/01/21	50	54
DISH Network Corp.
2.38%, 03/15/24 (c) (k)	863	883
3.38%, 08/15/26 (c) (h) (k)	1,724	2,083
Dollar Tree Inc.
5.75%, 03/01/23	100	107
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	30	31
5.00%, 05/31/26	170	174
Hanesbrands Inc.
4.63%, 05/15/24 (h)	80	79
Horizon Global Corp.
2.75%, 07/01/22 (c) (k)	1,454	1,319
Iconix Brand Group Inc.
1.50%, 03/15/18 (c) (k)	2,138	2,020
Levi Strauss & Co.
3.38%, 03/15/27, EUR (h)	490	524
LGI Homes Inc.
4.25%, 11/15/19 (c) (k)	806	1,324
Liberty Interactive LLC
4.00%, 11/15/29	1,413	864
Liberty Media Corp.
1.38%, 10/15/23 (k)	1,069	1,209
M/I Homes Inc.
3.25%, 09/15/17 (c) (k)	947	1,068
Meritage Homes Corp.
1.88%, 09/15/32 (k)	1,378	1,374
NCL Corp. Ltd.
4.63%, 11/15/20 (h)	50	51
4.75%, 12/15/21 (h)	424	430
Netflix Inc.
5.50%, 02/15/22	30	32
5.88%, 02/15/25	80	86
Numericable - SFR SA
7.38%, 05/01/26 (h)	1,004	1,034
Numericable Group SA
6.00%, 05/15/22 (h)	780	808
6.25%, 05/15/24 (h)	200	201

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Priceline Group Inc.
0.90%, 09/15/21 (c) (k)	643	723
Priceline.com Inc.
1.00%, 03/15/18 (c) (k)	860	1,619
Schaeffler Verwaltung Zwei GmbH
4.75%, 09/15/26 (h) (m)	200	195
Scientific Games International Inc.
10.00%, 12/01/22	509	543
Shea Homes LP
6.13%, 04/01/25 (h)	110	110
Shutterfly Inc.
0.25%, 05/15/18 (c) (k)	290	290
Standard Pacific Corp.
1.25%, 08/01/32 (c) (k)	1,475	1,524
Tesla Inc.
2.38%, 03/15/22 (c) (k)	854	890
Tesla Motors Inc.
0.25%, 03/01/19 (c) (k)	1,582	1,582
Time Warner Cable Inc.
7.30%, 07/01/38	20	25
Unitymedia Hessen GmbH & Co. KG
4.00%, 01/15/25, EUR	380	421
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (h)	925	974
Univision Communications Inc.
5.13%, 05/15/23 (h)	800	797
Viacom Inc.
5.87%, 02/28/57 (l)	252	257
Vitamin Shoppe Inc.
2.25%, 12/01/20 (c) (k)	516	437
Whitbread Group Plc
3.38%, 10/16/25, GBP	290	388
WMG Acquisition Corp.
6.75%, 04/15/22 (h)	900	946
World Wrestling Entertainment Inc.
3.38%, 12/15/23 (c) (h) (k)	1,294	1,418
		36,163
Consumer Staples 0.5%
Chobani LLC
7.50%, 04/15/25	110	113
Constellation Brands Inc.
4.75%, 11/15/24	120	130
Cott Holdings Inc.
5.50%, 04/01/25 (h)	40	41
Herbalife Ltd.
2.00%, 08/15/19 (c) (k)	856	819
Kraft Heinz Foods Co.
4.13%, 07/01/27, GBP	280	391
5.20%, 07/15/45	60	62
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (h)	40	41
Post Holdings Inc.
5.50%, 03/01/25 (h)	405	404
5.75%, 03/01/27 (h)	405	404
Rite Aid Corp.
6.13%, 04/01/23 (h)	147	146
WhiteWave Foods Co.
5.38%, 10/01/22	1,200	1,304
		3,855
Energy 3.1%
Aegean Marine Petroleum Network Inc.
4.00%, 11/01/18 (c) (k)	866	962
4.25%, 12/15/21 (c) (h) (k)	1,726	1,838
Alta Mesa Holdings LP
7.88%, 12/15/24 (h)	310	322
Anadarko Petroleum Corp.
3.45%, 07/15/24	50	49
5.55%, 03/15/26	80	89
4.50%, 07/15/44	70	66
Apache Corp.
4.75%, 04/15/43	1,210	1,206
4.25%, 01/15/44	140	130
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (h)	100	104
	Shares/Par†	Value
Blue Racer Midstream LLC
6.13%, 11/15/22 (h)	110	111
Chesapeake Energy Corp.
5.75%, 03/15/23	160	146
8.00%, 01/15/25 (h)	550	550
5.50%, 09/15/26 (c) (h) (k)	1,423	1,474
CONSOL Energy Inc.
5.88%, 04/15/22	900	890
8.00%, 04/01/23	500	526
Crestwood Midstream Partners LP
5.75%, 04/01/25 (h)	211	215
DCP Midstream LLC
6.45%, 11/03/36 (h)	10	11
6.75%, 09/15/37 (h)	100	108
Devon Energy Corp.
5.85%, 12/15/25	190	217
5.00%, 06/15/45	50	50
Ecopetrol SA
5.88%, 09/18/23 - 05/28/45	470	473
4.13%, 01/16/25	370	358
5.38%, 06/26/26	320	328
Ensco Jersey Finance Ltd.
3.00%, 01/31/24 (c) (h) (k)	1,192	1,163
Ensco Plc
8.00%, 01/31/24	37	37
EP Energy LLC
6.38%, 06/15/23	870	668
8.00%, 02/15/25 (h)	50	47
Exxon Mobil Corp.
4.11%, 03/01/46	130	134
Genesis Energy LP
6.75%, 08/01/22	170	175
Globe Luxembourg SCA
9.63%, 05/01/18 (h) (n)	200	211
Golar LNG Ltd.
2.75%, 02/15/22 (c) (h) (k)	734	742
Green Plains Inc.
3.25%, 10/01/18 (c) (k)	1,964	2,595
4.13%, 09/01/22 (c) (h) (k)	1,658	1,843
Gulfport Energy Corp.
6.38%, 05/15/25	174	171
Halliburton Co.
3.80%, 11/15/25	110	111
4.85%, 11/15/35	150	158
5.00%, 11/15/45	110	116
Kerr-McGee Corp.
6.95%, 07/01/24	120	141
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	60	59
4.25%, 09/01/24	60	61
Kinder Morgan Inc.
5.30%, 12/01/34	40	40
Laredo Petroleum Inc.
7.38%, 05/01/22	30	31
MEG Energy Corp.
7.00%, 03/31/24 (h)	10	9
MPLX LP
4.88%, 12/01/24 - 06/01/25	220	231
Nabors Industries Inc.
0.75%, 01/15/24 (c) (h) (k)	432	404
Northern Oil and Gas Inc.
8.00%, 06/01/20	319	278
Oasis Petroleum Inc.
6.50%, 11/01/21	20	20
6.88%, 01/15/23	50	51
Occidental Petroleum Corp.
4.63%, 06/15/45	60	62
4.40%, 04/15/46	20	20
4.10%, 02/15/47	90	87
Paramount Resources Ltd.
6.88%, 06/30/23 (h)	190	199
Petroleos Mexicanos
6.38%, 01/23/45	390	380
QEP Resources Inc.
5.25%, 05/01/23	30	29

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Range Resources Corp.
4.88%, 05/15/25	150	144
Rice Energy Inc.
6.25%, 05/01/22	300	309
7.25%, 05/01/23	20	21
Rockies Express Pipeline LLC
5.63%, 04/15/20 (h)	100	105
6.88%, 04/15/40 (h)	110	115
RSP Permian Inc.
6.63%, 10/01/22	20	21
Schlumberger Holdings Corp.
4.00%, 12/21/25 (h)	280	291
Seven Generations Energy Ltd.
6.75%, 05/01/23 (h)	440	460
Shelf Drilling Holdings Ltd.
9.50%, 11/02/20 (h)	45	42
Summit Midstream Holdings LLC
5.50%, 08/15/22	30	30
Targa Resources Partners LP
4.25%, 11/15/23	170	166
6.75%, 03/15/24	100	109
Teine Energy Ltd.
6.88%, 09/30/22 (h)	60	61
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	170	218
Weatherford International Ltd.
5.88%, 07/01/21 (c) (k)	641	823
Whiting Petroleum Corp.
5.00%, 03/15/19	434	433
6.25%, 04/01/23	230	229
Williams Cos. Inc.
8.75%, 03/15/32 (n)	140	177
WPX Energy Inc.
8.25%, 08/01/23	170	189
YPF SA
8.75%, 04/04/24	500	554
		24,993
Financials 5.3%
ABN AMRO Bank NV
5.75%, (callable at 100 beginning 09/22/20), EUR (j)	600	662
ACE INA Holdings Inc.
4.35%, 11/03/45	120	126
AerCap Ireland Capital Ltd.
4.63%, 07/01/22	150	158
Ally Financial Inc.
8.00%, 11/01/31	20	24
Altice Financing SA
6.63%, 02/15/23 (h)	200	208
AmTrust Financial Services Inc.
2.75%, 12/15/44 (c) (k)	1,283	965
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	350	353
4.90%, 02/01/46	240	258
BAC Capital Trust XIV
4.00%, (callable at 100 beginning 04/26/17) (j)	1,540	1,257
Banco Bilbao Vizcaya Argentaria SA
8.88%, (callable at 100 beginning 04/14/21), EUR (j)	200	233
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (j)	300	316
4.25%, 10/22/26	280	284
5.00%, 01/21/44	100	109
Barclays Bank Plc
7.63%, 11/21/22	200	219
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (j) (k)	500	577
BNP Paribas SA
6.12%, (callable at 100 beginning 06/17/22), EUR (j)	510	574
7.37%, (callable at 100 beginning 08/19/25) (h) (j)	200	205
BPCE SA
2.75%, 11/30/27, EUR	500	549
	Shares/Par†	Value
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (j)	2,030	2,114
4.60%, 03/09/26	210	216
4.45%, 09/29/27	200	203
8.13%, 07/15/39	51	75
5.30%, 05/06/44	170	181
Compass Bank
3.88%, 04/10/25	280	275
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.75%, 12/01/43	290	333
Cowen Group Inc.
3.00%, 03/15/19 (c) (k)	1,005	1,016
Credit Agricole SA
8.12%, (callable at 100 beginning 12/23/25) (h) (j)	200	213
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	300	305
Danske Bank A/S
5.87%, (callable at 100 beginning 04/06/22), EUR (j)	460	528
DEA Finance SA
7.50%, 10/15/22, EUR	381	429
Diamond 1 Finance Corp.
3.48%, 06/01/19 (h)	300	307
4.42%, 06/15/21 (h)	240	251
Element Financial Corp.
5.13%, 06/30/19, CAD (k)	1,156	950
4.25%, 06/30/20, CAD (k)	2,045	1,561
Encore Capital Group Inc.
3.00%, 11/27/17 (c) (k)	326	360
3.25%, 03/15/22 (c) (h) (k)	1,515	1,396
Forest City Enterprises Inc.
4.25%, 08/15/18 (c) (k)	802	895
3.63%, 08/15/20 (c) (k)	1,758	1,881
FXCM Inc.
2.25%, 06/15/18 (k)	1,026	344
General Electric Capital Corp.
5.88%, 01/14/38	100	126
Goldman Sachs Capital II
4.00%, (callable at 100 beginning 05/11/17) (j)	18	15
Goldman Sachs Capital III
4.00%, (callable at 100 beginning 05/11/17) (j)	13	11
Goldman Sachs Group Inc.
4.25%, 10/21/25	70	71
6.75%, 10/01/37	190	234
5.15%, 05/22/45	490	513
4.75%, 10/21/45	60	63
HCI Group Inc.
4.25%, 03/01/37 (c) (h) (k)	281	272
Hercules Capital Inc.
4.38%, 02/01/22 (c) (h) (k)	504	516
HSBC Holdings Plc
6.37%, (callable at 100 beginning 09/17/24) (j) (k)	200	201
4.30%, 03/08/26	200	208
ING Groep NV
2.50%, 02/15/29, EUR	200	217
Jerrold Finco Plc
6.25%, 09/15/21, GBP	1,330	1,728
KBC Group NV
1.88%, 03/11/27, EUR	300	324
KCA Deutag UK Finance Plc
9.88%, 04/01/22 (h)	597	612
Petrobras Global Finance BV
4.38%, 05/20/23	130	123
8.75%, 05/23/26	120	139
5.63%, 05/20/43	320	264
7.25%, 03/17/44	240	237
6.85%, 06/05/15	380	339
Petrobras International Finance Co.
6.75%, 01/27/41	140	131
Portfolio Recovery Associates Inc.
3.00%, 08/01/20 (c) (k)	1,551	1,389
Quicken Loans Inc.
5.75%, 05/01/25 (h)	80	79

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Redwood Trust Inc.
4.63%, 04/15/18 (c) (k)	1,632	1,634
Royal Bank of Scotland Group Plc
5.13%, 05/28/24	1,930	1,951
RWT Holdings Inc.
5.63%, 11/15/19 (c) (k)	950	975
Societe Generale SA
2.50%, 09/16/26, EUR	500	546
Standard Chartered Plc
5.70%, 03/26/44 (h)	400	412
Starwood Property Trust Inc.
3.75%, 10/15/17 (c) (k)	3,213	3,261
Stichting AK Rabobank Certificaten
6.50%, EUR (j) (n)	1,046	1,260
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (h)	300	324
Tervita Escrow Corp.
7.63%, 12/01/21 (h)	200	207
UBS AG
5.13%, 05/15/24	200	205
UBS Group AG
5.75%, (callable at 100 beginning 02/19/22), EUR (j)	200	231
7.00%, (callable at 100 beginning 02/19/25) (j)	200	215
Wachovia Capital Trust III
5.57%, (callable at 100 beginning 05/11/17) (j)	2,035	2,027
Walter Investment Management Corp.
4.50%, 11/01/19 (k)	200	66
7.88%, 12/15/21	200	118
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (j)	221	238
3.55%, 09/29/25	120	121
4.30%, 07/22/27	290	301
4.65%, 11/04/44	120	121
4.40%, 06/14/46	180	174
ZF North America Capital Inc.
4.50%, 04/29/22 (h)	160	167
		43,276
Health Care 4.2%
Acadia Healthcare Co. Inc.
6.50%, 03/01/24	522	549
Actavis Funding SCS
4.55%, 03/15/35	10	10
Alere Inc.
6.50%, 06/15/20	240	242
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20 (c) (k)	1,282	1,285
AMAG Pharmaceuticals Inc.
2.50%, 02/15/19 (c) (k)	1,436	1,564
Amicus Therapeutics Inc.
3.00%, 12/15/23 (c) (h) (k)	1,311	1,768
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20 (c) (k)	1,561	1,843
Centene Corp.
4.75%, 01/15/25	130	131
Clovis Oncology Inc.
2.50%, 09/15/21 (c) (k)	1,411	1,817
Community Health Systems Inc.
6.25%, 03/31/23	730	745
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	50	52
5.13%, 07/15/24	10	10
5.00%, 05/01/25	150	150
DJO Finco LLC
8.13%, 06/15/21 (h)	300	259
Emergent BioSolutions Inc.
2.88%, 01/15/21 (c) (k)	1,013	1,205
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21 (h)	150	162
HCA Inc.
5.38%, 02/01/25	20	21
5.88%, 02/15/26	30	32
5.25%, 06/15/26	10	10
4.50%, 02/15/27	10	10
	Shares/Par†	Value
HealthSouth Corp.
2.00%, 12/01/43 (c) (k)	427	521
Hologic Inc.
0.00%, 12/15/43 (c) (k) (n)	1,304	1,614
Insulet Corp.
1.25%, 09/15/21 (c) (h) (k)	1,305	1,310
Intercept Pharmaceuticals Inc.
3.25%, 07/01/23 (c) (k)	855	797
Medicines Co.
2.75%, 07/15/23 (c) (h) (k)	1,024	1,234
Molina Healthcare Inc.
1.13%, 01/15/20 (c) (k)	1,069	1,363
Nipro Corp.
0.00%, 01/29/21, JPY (k) (o)	60,000	643
Pacira Pharmaceuticals Inc.
2.38%, 04/01/22 (c) (h) (k)	819	848
PDL BioPharma Inc.
2.75%, 12/01/21 (c) (k)	1,334	1,158
PTC Therapeutics Inc.
3.00%, 08/15/22 (c) (k)	801	503
Quidel Corp.
3.25%, 12/15/20 (c) (k)	966	990
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (h)	521	556
Sucampo Pharmaceuticals Inc.
3.25%, 12/15/21 (c) (h) (k)	1,381	1,366
Tenet Healthcare Corp.
7.50%, 01/01/22 (h)	350	378
8.13%, 04/01/22	160	167
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (h)	797	781
Theravance Inc.
2.13%, 01/15/23 (c) (k)	1,186	1,119
Universal Hospital Services Inc.
7.63%, 08/15/20	40	40
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (h)	60	54
7.50%, 07/15/21 (h)	150	131
6.50%, 03/15/22 (h)	50	51
5.50%, 03/01/23 (h)	150	116
5.88%, 05/15/23 (h)	950	738
7.00%, 10/01/20 - 03/15/24 (h)	717	726
6.13%, 04/15/25 (h)	1,521	1,171
VRX Escrow Corp.
5.38%, 03/15/20 (h)	60	54
Wright Medical Group Inc.
2.00%, 02/15/20 (c) (k)	1,449	1,728
Wright Medical Group NV
2.25%, 11/15/21 (c) (h) (k)	1,204	1,883
		33,905
Industrials 1.8%
ADT Corp.
3.50%, 07/15/22	835	800
Aerojet Rocketdyne Holdings Inc.
2.25%, 12/15/23 (c) (h) (k)	1,562	1,684
Atlas Air Worldwide Holdings Inc.
2.25%, 06/01/22 (c) (k)	434	459
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (h)	807	826
Bombardier Inc.
7.75%, 03/15/20 (h)	102	109
5.75%, 03/15/22 (h)	100	98
6.00%, 10/15/22 (h)	100	99
6.13%, 01/15/23 (h)	200	196
7.50%, 03/15/25 (h)	400	411
CBC Ammo LLC
7.25%, 11/15/21 (h)	20	20
Dycom Industries Inc.
0.75%, 09/15/21 (c) (k)	595	694
Greenbrier Cos. Inc.
3.50%, 04/01/18 (c) (k)	942	1,217
2.88%, 02/01/24 (c) (h) (k)	1,424	1,454
International Lease Finance Corp.
6.25%, 05/15/19	80	86

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
KEYW Holding Corp.
2.50%, 07/15/19 (c) (k)	1,123	1,077
Mirait Holdings Corp.
0.00%, 12/30/21, JPY (k) (o)	45,000	424
Navistar International Corp.
4.50%, 10/15/18 (c) (k)	291	286
4.75%, 04/15/19 (c) (k)	2,674	2,567
8.25%, 11/01/21	800	800
Ope Kag Finance Sub Inc.
7.88%, 07/31/23 (h)	553	565
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (h)	50	52
5.50%, 02/15/24 (h)	70	73
Trinity Industries Inc.
3.88%, 06/01/36 (c) (k)	161	196
United Rentals North America Inc.
5.75%, 11/15/24	120	125
5.88%, 09/15/26	70	73
		14,391
Information Technology 4.5%
Advanced Micro Devices Inc.
2.13%, 09/01/26 (c) (k)	952	1,880
Apple Inc.
3.85%, 08/04/46	90	85
Blackboard Inc.
9.75%, 10/15/21 (h)	816	812
Blackhawk Network Holdings Inc.
1.50%, 01/15/22 (c) (h) (k)	1,075	1,147
Blucora Inc.
4.25%, 04/01/19 (k)	1,471	1,475
Bottomline Technologies Inc.
1.50%, 12/01/17 (c) (k)	1,220	1,226
BroadSoft Inc.
1.00%, 09/01/22 (c) (k)	943	1,127
Carbonite Inc.
2.50%, 04/01/22 (k)	86	91
Citrix Systems Inc.
0.50%, 04/15/19 (c) (k)	1,249	1,564
Compiler Finance Sub Inc.
7.00%, 05/01/21 (d) (i)	40	20
Cornerstone OnDemand Inc.
1.50%, 07/01/18 (c) (k)	535	546
CSG Systems International Inc.
4.25%, 03/15/36 (c) (k)	2,126	2,208
Cypress Semiconductor Corp.
4.50%, 01/15/22 (c) (h) (k)	1,501	1,832
FireEye Inc.
1.63%, 06/01/35 (k)	428	383
Inception Merger Sub Inc.
8.63%, 11/15/24 (h)	500	527
Inphi Corp.
0.75%, 09/01/21 (c) (h) (k)	858	949
InterDigital Inc.
1.50%, 03/01/20 (c) (k)	774	1,010
j2 Global Inc.
3.25%, 06/15/29 (c) (k)	823	1,111
Knowles Corp.
3.25%, 11/01/21 (c) (h) (k)	1,314	1,646
Microchip Technology Inc.
1.63%, 02/15/25 (c) (k)	428	614
1.63%, 02/15/27 (c) (h) (k)	2,157	2,185
2.25%, 02/15/37 (c) (h) (k)	863	877
Micron Technology Inc.
3.00%, 11/15/43 (c) (k)	427	479
Microsoft Corp.
3.30%, 02/06/27	310	314
3.70%, 08/08/46	90	84
Nice Systems Inc.
1.25%, 01/15/24 (c) (h) (k)	431	448
Nuance Communications Inc.
1.25%, 04/01/25 (c) (k)	432	431
2.75%, 11/01/31 (c) (k)	417	419
ON Semiconductor Corp.
1.63%, 10/15/23 (c) (h) (k)	863	895
	Shares/Par†	Value
OSI Systems Inc.
1.25%, 09/01/22 (c) (h) (k)	832	790
Proofpoint Inc.
0.75%, 06/15/20 (k)	342	389
Rovi Corp.
0.50%, 03/01/20 (c) (k)	746	733
ServiceNow Inc.
0.00%, 11/01/18 (c) (k) (o)	1,301	1,673
Silicon Laboratories Inc.
1.38%, 03/01/22 (c) (h) (k)	864	916
Viavi Solutions Inc.
1.00%, 03/01/24 (c) (h) (k)	1,380	1,447
WebMD Health Corp.
1.50%, 12/01/20 (c) (k)	1,325	1,571
2.63%, 06/15/23 (c) (h) (k)	863	819
Workday Inc.
1.50%, 07/15/20 (c) (k)	867	1,064
Zillow Group Inc.
2.00%, 12/01/21 (c) (h) (k)	1,079	1,070
		36,857
Materials 1.7%
AK Steel Corp.
5.00%, 11/15/19 (c) (k)	1,297	2,051
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (h)	1,164	1,177
BHP Billiton Finance USA Ltd.
6.75%, 10/19/75 (h) (l)	200	225
Cemex SAB de CV
3.75%, 03/15/18 (c) (k)	1,269	1,481
3.72%, 03/15/20 (c) (k) (p)	1,864	2,107
Cliffs Natural Resources Inc.
5.75%, 03/01/25 (h)	238	230
Constellium NV
6.63%, 03/01/25 (h)	250	241
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (h)	50	57
Freeport-McMoRan Inc.
2.38%, 03/15/18	110	109
6.63%, 05/01/21 (h)	160	163
Glencore Funding LLC
2.88%, 04/16/20 (h)	100	101
Momentive Performance Materials Inc.
3.88%, 10/24/21	2,703	2,659
Norske Skogindustrier ASA
11.75%, 12/15/19, EUR	674	692
Novelis Corp.
6.25%, 08/15/24 (h)	110	115
5.88%, 09/30/26 (h)	500	510
Pretium Resources Inc.
2.25%, 03/15/22 (h) (k)	561	563
RTI International Metals Inc.
1.63%, 10/15/19 (c) (k)	378	439
Solazyme Inc.
5.00%, 10/01/19 (c) (k)	1,765	732
Urbi Desarrollos Urbanos SAB de CV
0.00%, 02/03/22 (b) (e) (q)	1,290	7
Vale Overseas Ltd.
6.25%, 08/10/26	278	302
Westlake Chemical Corp.
4.63%, 02/15/21 (h)	40	41
		14,002
Real Estate 1.3%
American Residential Properties OP LP
3.25%, 11/15/18 (c) (k)	1,266	1,681
Colony NorthStar Inc.
3.88%, 01/15/21 (c) (k)	428	422
Colony Starwood Homes
3.50%, 01/15/22 (c) (h) (k)	1,898	2,008
ESH Hospitality Inc.
5.25%, 05/01/25 (h)	525	529
Howard Hughes Corp.
5.38%, 03/15/25 (h)	892	883
Iron Mountain Inc.
6.00%, 10/01/20 (h)	150	157

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
New York Mortgage Trust Inc.
6.25%, 01/15/22 (c) (k)	477	467
Starwood Property Trust Inc.
4.38%, 04/01/23 (c) (k)	1,539	1,533
Starwood Waypoint Residential Trust
3.00%, 07/01/19 (c) (k)	1,440	1,704
Vereit Inc.
3.00%, 08/01/18 (k)	1,533	1,534
		10,918
Telecommunication Services 1.5%
Altice Finco SA
9.88%, 12/15/20 (h)	1,960	2,064
AT&T Inc.
4.50%, 05/15/35	210	198
CenturyLink Inc.
5.63%, 04/01/25	50	48
Frontier Communications Corp.
8.50%, 04/15/20	500	528
Matterhorn Telecom SA
3.25%, 02/01/23, EUR (h) (l)	1,380	1,462
MetroPCS Wireless Inc.
6.25%, 04/01/21	100	103
Sprint Capital Corp.
8.75%, 03/15/32	730	878
Sprint Corp.
7.88%, 09/15/23	600	664
Sprint Nextel Corp.
11.50%, 11/15/21	60	75
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (h)	315	315
Telefonica Emisiones SAU
7.05%, 06/20/36	110	135
Telesat Canada
8.88%, 11/15/24 (h)	624	685
Verizon Communications Inc.
4.13%, 03/16/27	320	325
5.05%, 03/15/34	110	112
5.25%, 03/16/37	30	31
4.86%, 08/21/46	20	19
5.50%, 03/16/47	90	94
5.01%, 08/21/54	410	388
Virgin Media Finance Plc
6.00%, 10/15/24 (h)	200	207
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (h)	1,190	1,208
4.88%, 01/15/27, GBP	333	419
Wind Acquisition Finance SA
4.75%, 07/15/20 (h)	412	419
7.38%, 04/23/21 (h)	500	520
Zayo Group LLC
6.00%, 04/01/23	991	1,047
		11,944
Utilities 0.1%
Calpine Corp.
5.25%, 06/01/26 (h)	100	102
Enel Finance International SA
6.00%, 10/07/39 (h)	150	171
FirstEnergy Corp.
7.38%, 11/15/31	350	453
		726
Total Corporate Bonds And Notes (cost $224,444)		231,030
VARIABLE RATE SENIOR LOAN INTERESTS 5.9% (l)
Consumer Discretionary 2.3%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.40%, 02/16/24	2,391	2,392
AMC Entertainment Inc.
Term Loan B, 3.73%, 10/31/23	500	504
American Axle and Manufacturing Inc.
Term Loan B, 0.00%, 03/08/24 (r)	1,060	1,059
Bass Pro Group LLC
Term Loan B, 5.97%, 04/01/24	633	609
CBR Fashion GmbH
Term Loan B-3A, 5.50%, 04/19/19, EUR	257	236
	Shares/Par†	Value
Term Loan C-3A, 5.50%, 04/19/19, EUR	310	285
Charter Communications Operating LLC
Term Loan I, 3.23%, 01/15/24	1,042	1,046
CSC Holdings LLC
Term Loan, 3.94%, 10/15/24	787	785
1st Lien Term Loan, 0.00%, 07/15/25 (r)	60	60
Delayed Draw Term Loan, 0.00%, 07/15/25 (r)	370	369
HD Supply Inc.
Incremental Term Loan B-2, 3.75%, 10/01/23	569	572
Hilton Worldwide Finance LLC
Term Loan B-2, 2.98%, 10/25/23	926	932
La Quinta Intermediate Holdings LLC
Term Loan B, 3.77%, 02/18/21	1,027	1,033
Landry's Inc.
Term Loan B, 4.23%, 09/30/23	811	816
LTF Merger Sub Inc.
Term Loan B, 4.00%, 06/10/22	1,659	1,662
Maxeda DIY BV
Term Loan E-1, 7.00%, 06/28/19, EUR	252	263
Term Loan E-2, 7.00%, 06/28/19, EUR	344	360
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.28%, 04/15/23	1,042	1,046
Parkdean Resorts Holdco Ltd.
Term Loan B, 4.51%, 02/09/24, GBP	240	304
Promotora de Informaciones SA
Term Loan 2, 2.60%, 12/13/18, EUR	1,289	1,287
Serta Simmons Bedding LLC
1st Lien Term Loan, 4.54%, 10/20/23	1,570	1,574
2nd Lien Term Loan, 9.04%, 10/21/24	410	411
Univision Communications Inc.
Term Loan C-5, 3.75%, 03/15/24	782	777
Verso Paper Holding LLC
Term Loan, 12.12%, 06/06/21	318	318
		18,700
Energy 0.4%
Chesapeake Energy Corp.
Term Loan, 8.55%, 08/25/21	301	320
EnQuest Plc
Term Loan, 0.00%, 10/29/21 (e) (r)	983	929
Gavilan Resources LLC
2nd Lien Term Loan, 7.00%, 02/24/24 (e)	1,830	1,807
Peabody Energy Corp.
Term Loan, 0.00%, 02/08/22 (r)	390	390
		3,446
Financials 0.9%
Camelot UK Holdco Ltd.
Term Loan B, 4.75%, 09/15/23	—	—
Eircom Finco SARL
Term Loan B-6, 0.00%, 05/31/22, EUR (r)	2,260	2,403
Term Loan B-5, 4.00%, 05/31/22, EUR	1,100	1,169
Elsan SAS
Incremental Term Loan B-2, 0.00%, 10/31/22, EUR (r)	721	773
KCA Deutag US Finance LLC
Term Loan, 6.31%, 05/15/20	140	134
Nielsen Finance LLC
Term Loan B-3, 3.35%, 09/28/23	1,037	1,042
UPC Financing Partnership
Term Loan AO, 2.96%, 01/15/26, EUR	1,440	1,533
		7,054
Health Care 0.6%
Envision Healthcare Corp.
Term Loan B, 4.15%, 11/15/23	1,047	1,055
inVentiv Health Inc.
Term Loan B, 4.80%, 09/29/23	1,040	1,042
Quintiles IMS Inc.
Term Loan B, 2.75%, 03/03/24	894	901
Team Health Holdings Inc.
1st Lien Term Loan, 3.75%, 01/12/24	1,100	1,091
Unilabs Holding AB
Term Loan B, 4.25%, 09/27/21, EUR	510	539
		4,628

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Industrials 0.0%
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.25%, 05/02/22	409	413
Information Technology 0.4%
Colorado Buyer Inc.
Term Loan B, 0.00%, 03/15/24 (r)	328	330
2nd Lien Term Loan, 0.00%, 03/14/25 (r)	624	626
First Data Corp.
Term Loan, 3.98%, 07/08/22	1,051	1,058
Go Daddy Operating Co. LLC
Term Loan B, 3.41%, 02/08/22	579	580
Veritas US Inc.
Term Loan B-1, 6.63%, 01/27/23	600	594
		3,188
Materials 0.4%
Berry Plastics Group Inc.
Term Loan K, 3.11%, 02/08/20	545	548
Headwaters Inc.
Term Loan B, 4.00%, 03/24/22	2,059	2,061
Vertellus Holdings LLC
1st Lien Term Loan, 10.00%, 04/30/18 (e)	393	382
2nd Lien Term Loan, 13.00%, 10/31/21 (e)	235	204
		3,195
Telecommunication Services 0.9%
Intelsat Jackson Holdings SA
Term Loan B-2, 3.89%, 06/30/19	900	880
Level 3 Financing Inc.
Term Loan B, 3.23%, 02/17/24	1,886	1,888
SBA Senior Finance II LLC
Term Loan B-1, 3.24%, 03/24/21	1,052	1,054
Sprint Communications Inc.
1st Lien Term Loan B, 3.50%, 02/29/24	1,060	1,059
Telenet International Finance SARL
Term Loan AE, 3.25%, 01/03/25, EUR	1,450	1,543
Zayo Group LLC
Term Loan B-2, 3.50%, 01/12/24	1,060	1,064
		7,488
Total Variable Rate Senior Loan Interests (cost $48,131)		48,112
GOVERNMENT AND AGENCY OBLIGATIONS 8.1%
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp.
Series 2013-M2-DN2, 5.23%, 11/25/23 (l)	440	477
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M2-DNA1, REMIC, 4.03%, 02/25/28 (l)	390	389
		866
Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 04/15/47 (s)	100	102
Sovereign 3.6%
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	3,100	214
18.20%, 10/03/21, ARS	7,680	534
15.50%, 10/17/26, ARS	740	54
Argentina Republic Government International Bond
6.88%, 04/22/21 (h)	270	290
5.63%, 01/26/22 (h)	390	399
7.50%, 04/22/26 (h)	220	234
8.28%, 12/31/33	308	330
7.63%, 04/22/46 (h)	150	152
Brazil Government International Bond
4.25%, 01/07/25	210	207
5.00%, 01/27/45	1,850	1,646
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21 - 01/01/23, BRL	4,442	1,461
China Government Bond
3.31%, 11/30/25, CNY	2,000	265
Colombia Government International Bond
5.63%, 02/26/44	820	892
Ecuador Government International Bond
10.75%, 03/28/22 (h)	200	212
	Shares/Par†	Value
9.65%, 12/13/26 (h)	250	259
Indonesia Treasury Bond
8.38%, 09/15/26 - 03/15/34, IDR	13,049,000	1,036
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25, EUR	4,140	4,407
5.00%, 09/01/40, EUR	860	1,185
3.25%, 09/01/46, EUR (h)	980	1,047
Kuwait International Government Bond
3.50%, 03/20/27 (h)	200	202
Mexico Bonos
7.75%, 11/23/34 - 11/13/42, MXN	133,210	7,360
People's Republic of China
3.38%, 11/21/24, CNH	500	68
3.48%, 06/29/27, CNH	4,000	532
4.29%, 05/22/29, CNH	1,000	142
Poland Government Bond
2.50%, 07/25/27, PLN	4,830	1,114
Provincia de Buenos Aires
7.88%, 06/15/27 (h)	310	314
Republic of Argentina
21.20%, 09/19/18, ARS	1,430	98
Republic of South Africa
10.50%, 12/21/26, ZAR	5,330	439
Russia Government Bond
8.15%, 02/03/27, RUB	219,907	4,007
South Africa Government Bond
6.50%, 02/28/41, ZAR	1,840	97
Turkey Government Bond
10.60%, 02/11/26, TRY	1,940	530
		29,727
Treasury Inflation Indexed Securities 0.3%
Japan Government CPI Indexed Bond
0.10%, 03/10/24 - 03/10/25, JPY (t)	80,510	758
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 (t)	1,660	1,678
		2,436
U.S. Treasury Securities 4.1%
U.S. Treasury Bond
3.75%, 11/15/43	14,730	16,758
3.00%, 11/15/45	9,290	9,229
2.25%, 08/15/46	740	626
2.88%, 11/15/46	790	766
U.S. Treasury Note
0.75%, 02/28/18 (c)	5,000	4,986
1.38%, 09/30/23	380	362
2.00%, 11/15/26	280	270
2.25%, 02/15/27	180	178
		33,175
Total Government And Agency Obligations (cost $66,983)		66,306
OTHER EQUITY INTERESTS 0.0%
Berry Petroleum Co. Escrow (b) (d) (e) (i) (u)	40	—
MPM Escrow LLC (b) (e) (u)	2,164	—
Vertellus Specialties Inc. Bankruptcy Claims (b) (e) (u)	238	—
Total Other Equity Interests (cost $0)		—
INVESTMENT COMPANIES 0.0%
Energy Select Sector SPDR Fund	1	92
SPDR S&P Oil & Gas Exploration & Production ETF	2	83
Total Investment Companies (cost $176)		175
SHORT TERM INVESTMENTS 19.5%
Investment Companies 19.3%
JNL Money Market Fund, 0.53% (v) (w)	157,635	157,635
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (w)	1,536	1,536
Total Short Term Investments (cost $159,171)		159,171
Total Investments 107.1% (cost $836,591)		872,667
Total Securities Sold Short (14.7)% (proceeds $111,907)		(119,758)
Total Purchased Options 0.1% (cost $620)		833
Other Derivative Instruments (0.6)%		(4,915)
Other Assets and Liabilities, Net 8.1%		65,773
Total Net Assets 100.0%		$814,600

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

(a) The Fund had an unfunded commitment at March 31, 2017. See Unfunded Commitments in the Notes to Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) Shares subject to merger appraisal rights.

(g) All or a portion of the security is subject to a written call option.

(h) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $86,390 and 10.6%, respectively.

(i) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(j) Perpetual security.

(k) Convertible security.

(l) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(m) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) All or portion of the security was on loan.

(q) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(r) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(s) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2017, the total payable for investments purchased on a delayed delivery basis was $102.

(t) Treasury inflation indexed note, par amount is adjusted for inflation.

(u) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v) Investment in affiliate.

(w) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (14.7%)
COMMON STOCKS (12.5%)
Consumer Discretionary (1.7%)
CalAtlantic Group Inc.	(3)	$(99)
Carriage Services Inc.	(24)	(663)
Ctrip.com International Ltd. - ADR	(4)	(186)
DISH Network Corp. - Class A	(28)	(1,784)
Eldorado Resorts Inc.	(22)	(416)
Horizon Global Corp.	(21)	(293)
Iconix Brand Group Inc.	(10)	(78)
Inditex SA	(23)	(816)
LGI Homes Inc.	(31)	(1,060)
Liberty SiriusXM Group - Class A	(9)	(351)
M/I Homes Inc.	(19)	(463)
Persimmon Plc	(17)	(441)
Priceline Group Inc.	(1)	(1,855)
Publicis Groupe SA	(9)	(636)
Shutterfly Inc.	(1)	(60)
Sirius XM Holdings Inc.	(335)	(1,726)
Taylor Wimpey Plc	(195)	(471)
Tesla Motors Inc.	(4)	(991)
Vitamin Shoppe Inc.	(7)	(132)
William Lyon Homes - Class A	(24)	(500)
World Wrestling Entertainment Inc. - Class A	(25)	(551)
Yoox Net-A-Porter Group SpA	(20)	(487)
		(14,059)
Consumer Staples (0.7%)
British American Tobacco Plc - ADR	(6)	(403)
British American Tobacco Plc	(13)	(868)
Herbalife Ltd.	(4)	(257)
Marine Harvest ASA	(32)	(481)
Nestle SA	(7)	(513)
Procter & Gamble Co.	(10)	(872)
Snyders-Lance Inc.	(13)	(520)
Swedish Match AB	(15)	(497)
Unilever NV - CVA	—	(2)
Wal-Mart Stores Inc.	(12)	(843)
		(5,256)
Energy (1.4%)
Aegean Marine Petroleum Network Inc.	(97)	(1,173)
Chesapeake Energy Corp.	(108)	(642)
Delek US Holdings Inc.	(8)	(197)
Ensco Plc - Class A	(63)	(567)
Golar LNG Ltd.	(13)	(370)
Green Plains Renewable Energy Inc.	(111)	(2,749)
Idemitsu Kosan Co. Ltd.	(4)	(155)
Nabors Industries Ltd.	(8)	(110)
Neste Oil Oyj	(22)	(868)
Oneok Inc.	(27)	(1,520)
Sunoco Logistics Partners LP	(123)	(3,006)
	Shares/Par†	Value
Weatherford International Plc	(61)	(406)
		(11,763)
Financials (0.7%)
AmTrust Financial Services Inc.	(16)	(288)
Banco Bilbao Vizcaya Argentaria SA	(105)	(818)
Canadian Imperial Bank of Commerce	(11)	(968)
Cowen Group Inc. - Class A	(23)	(349)
Element Financial Corp.	(61)	(567)
Encore Capital Group Inc.	(24)	(745)
HCI Group Inc.	(5)	(237)
Hercules Capital Inc.	(7)	(105)
New York Mortgage Trust Inc.	(24)	(150)
PRA Group Inc.	(8)	(275)
Redwood Trust Inc.	(19)	(323)
Starwood Property Trust Inc.	(22)	(488)
Virtus Investment Partners Inc.	(3)	(344)
		(5,657)
Health Care (1.8%)
Allscripts-Misys Healthcare Solutions Inc.	(22)	(278)
AMAG Pharmaceuticals Inc.	(32)	(713)
Amicus Therapeutics Inc.	(182)	(1,295)
Baxter International Inc.	(19)	(991)
BioMarin Pharmaceutical Inc.	(10)	(894)
Clovis Oncology Inc.	(17)	(1,089)
Emergent BioSolutions Inc.	(23)	(674)
HealthSouth Corp.	(9)	(365)
Hologic Inc.	(3)	(134)
Innoviva Inc.	(29)	(397)
Insulet Corp.	(13)	(577)
Intercept Pharmaceuticals Inc.	(3)	(299)
Medicines Co.	(17)	(821)
Molina Healthcare Inc.	(18)	(825)
Nipro Corp.	(17)	(240)
Pacira Pharmaceuticals Inc.	(7)	(335)
PDL BioPharma Inc.	(254)	(577)
PTC Therapeutics Inc.	(11)	(105)
Quidel Corp.	(15)	(334)
Sanofi SA	(7)	(635)
Sucampo Pharmaceuticals Inc. - Class A	(58)	(639)
Wright Medical Group NV	(71)	(2,194)
		(14,411)
Industrials (1.0%)
Aerojet Rocketdyne Holdings Inc.	(39)	(850)
Arconic Inc.	(9)	(227)
Atlas Air Worldwide Holdings Inc.	(4)	(234)
Dycom Industries Inc.	(4)	(410)
Greenbrier Cos. Inc.	(15)	(648)
Keyw Holding Corp.	(34)	(322)
Kone Oyj - Class B	(10)	(419)
Mirait Holdings Corp.	(9)	(86)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Navistar International Corp.	(16)	(404)
Pitney Bowes Inc.	(3)	(38)
Rockwell Collins Inc.	(31)	(3,022)
SMC Corp.	(2)	(593)
Trinity Industries Inc.	(4)	(95)
Vestas Wind Systems A/S	(12)	(984)
WW Grainger Inc.	(1)	(162)
		(8,494)
Information Technology (3.7%)
Advanced Micro Devices Inc.	(107)	(1,555)
Alibaba Group Holding Ltd. - ADS	(72)	(7,793)
Blackhawk Network Holdings Inc.	(11)	(447)
Bottomline Technologies Inc.	(9)	(202)
BroadSoft Inc.	(15)	(608)
Carbonite Inc.	(2)	(36)
Citrix Systems Inc.	(11)	(910)
Cornerstone OnDemand Inc.	(2)	(91)
CSG Systems International Inc.	(16)	(618)
Cypress Semiconductor Corp.	(65)	(896)
Inphi Corp.	(10)	(468)
InterDigital Inc.	(8)	(679)
j2 Global Inc.	(9)	(760)
Knowles Corp.	(55)	(1,051)
Microchip Technology Inc.	(39)	(2,899)
Micron Technology Inc.	(11)	(307)
Nice Ltd. - ADR	(2)	(128)
Nuance Communications Inc.	(5)	(80)
ON Semiconductor Corp.	(17)	(257)
OSI Systems Inc.	(4)	(281)
ServiceNow Inc.	(7)	(617)
Silicon Laboratories Inc.	(1)	(68)
Tencent Holdings Ltd.	(173)	(4,978)
TiVo Corp.	(10)	(184)
Viavi Solutions Inc.	(61)	(658)
VMware Inc. - Class A	(14)	(1,244)
WebMD Health Corp.	(18)	(964)
Workday Inc. - Class A	(7)	(576)
Yahoo! Japan Corp.	(54)	(252)
Zillow Group Inc. - Class C	(10)	(351)
		(29,958)
Materials (0.5%)
AK Steel Holding Corp.	(196)	(1,409)
Cemex SAB de CV - ADR	(138)	(1,250)
Dow Chemical Co.	(8)	(489)
International Paper Co.	(9)	(477)

	Shares/Par†	Value
Pretium Resources Inc.	(29)	(310)
TerraVia Holdings Inc.	(140)	(102)
		(4,037)
Real Estate (0.5%)
American Homes For Rent - Class A	(42)	(962)
Care Capital Properties Inc.	—	(3)
Colony NorthStar Inc. - Class A	(11)	(138)
Colony Starwood Homes	(52)	(1,754)
Forest City Realty Trust Inc. - Class A	(62)	(1,357)
Pennsylvania REIT	(4)	(66)
Ventas Inc.	—	(29)
		(4,309)
Telecommunication Services (0.2%)
AT&T Inc.	(13)	(526)
KDDI Corp.	(31)	(805)
		(1,331)
Utilities (0.3%)
Great Plains Energy Inc.	(31)	(900)
National Grid Plc	(101)	(1,286)
Red Electrica Corp. SA	(26)	(507)
		(2,693)
Total Common Stocks (proceeds $95,204)		(101,968)
CORPORATE BONDS AND NOTES (0.0%)
Industrials (0.0%)
Air Lease Corp.
3.88%, 12/01/18 (a)	(153)	(220)
Total Corporate Bonds And Notes (proceeds $181)		(220)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
U.S. Treasury Securities (0.1%)
U.S. Treasury Note
1.88%, 02/28/22	(361)	(360)
Total Government And Agency Obligations (proceeds $360)		(360)
INVESTMENT COMPANIES (2.1%)
iShares 7-10 Year Treasury Bond Fund ETF	(22)	(2,310)
iShares Dow Jones US Utilities Sector Index Fund	(44)	(5,650)
iShares Russell 2000 ETF	(2)	(315)
PowerShares QQQ Trust	(31)	(4,107)
SPDR S&P 500 ETF Trust	(19)	(4,408)
SPDR S&P Retail ETF	(4)	(189)
VanEck Vectors Gold Miners ETF	(10)	(231)
Total Investment Companies (proceeds $16,162)		(17,210)
Total Securities Sold Short (14.7%) (proceeds $111,907)		$(119,758)

(a) Convertible security.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Berry Petroleum Co.	02/27/17	$—	$—	—%
Berry Petroleum Co.	02/23/17	16	21	—
Berry Petroleum Co.	03/15/17	21	18	—
Berry Petroleum Co. Escrow	03/15/17	—	—	—
Compiler Finance Sub Inc., 7.00%, 05/01/21	05/01/15	33	20	—
Esterline Technologies Corp.	07/09/15	1,234	1,322	0.2
Nexeo Solutions Inc.	12/07/16	838	846	0.1
WL Ross Holding Corp.	06/09/16	71	49	—
WLRS Fund I LLC	06/09/16	46	35	—
		$2,259	$2,311	0.3%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	13	June 2017	3,210	$—	$(2)
90-Day Eurodollar	(109)	December 2017	(26,830)	(3)	3
90-Day Eurodollar	128	March 2018	31,553	6	(83)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	99	December 2018		24,336	8	(84)
90-Day Eurodollar	(11)	December 2018		(2,696)	(1)	1
Australian Dollar	8	June 2017		612	(1)	(1)
British Pound	(32)	June 2017		(2,438)	(11)	(73)
Canadian Dollar	22	June 2017		1,647	3	10
Canadian Government Bond, 10-Year	6	June 2017	CAD	821	(1)	2
Euro FX Currency	(10)	June 2017		(1,349)	1	9
Euro-Bobl	5	June 2017	EUR	663	—	(5)
Euro-BTP	69	June 2017	EUR	8,937	(11)	89
Euro-Bund	(370)	June 2017	EUR	(60,101)	8	388
Euro-Buxl	(18)	June 2017	EUR	(2,994)	4	(43)
Euro-OAT	37	June 2017	EUR	5,421	(15)	22
Japanese Government Bond, 10-Year	(6)	June 2017	JPY	(900,355)	5	(12)
Japanese Yen	(49)	June 2017		(5,401)	(15)	(119)
Mexican Peso	14	June 2017		353	(1)	17
U.K. Long Gilt	(60)	June 2017	GBP	(7,521)	5	(169)
U.S. Treasury Long Bond	314	June 2017		47,169	98	196
U.S. Treasury Note, 10-Year	(424)	June 2017		(52,801)	(93)	(13)
U.S. Treasury Note, 5-Year	703	July 2017		82,650	115	112
Ultra Long Term U.S. Treasury Bond	73	June 2017		11,597	23	128
					$124	$373

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Canada Bankers Acceptance	Receiving	1.12%	01/25/19	CAD	16,550	$2	$(5)
3-Month Canada Bankers Acceptance	Receiving	1.13%	03/07/19	CAD	36,910	4	(8)
3-Month LIBOR	Receiving	1.90%	11/30/22		42,851	(49)	510
3-Month LIBOR	Receiving	1.50%	05/15/23		3,968	(5)	153
3-Month LIBOR	Receiving	1.27%	05/15/23		16,384	(21)	855
3-Month LIBOR	Receiving	1.74%	05/23/26		8,820	(16)	466
3-Month LIBOR	Receiving	1.74%	05/27/26		5,500	(10)	292
3-Month LIBOR	Receiving	1.58%	06/13/26		1,320	(2)	88
3-Month LIBOR	Receiving	1.74%	11/15/41		6,160	(13)	1,106
3-Month LIBOR	Receiving	1.93%	02/15/42		3,040	(7)	438
3-Month LIBOR	Receiving	2.73%	11/15/43		2,480	(6)	(13)
3-Month LIBOR	Receiving	2.63%	11/15/43		2,484	(6)	26
3-Month LIBOR	Receiving	2.59%	11/04/45		2,940	(7)	62
3-Month LIBOR	Paying	0.77%	02/26/18		13,560	—	(71)
3-Month LIBOR	Paying	0.91%	06/27/18		12,410	1	(82)
3-Month LIBOR	Paying	1.51%	01/27/19		12,680	3	(17)
3-Month LIBOR	Paying	1.64%	03/09/19		27,520	7	20
3-Month LIBOR	Paying	1.60%	03/29/19		9,130	3	(4)
3-Month LIBOR	Paying	1.14%	10/17/19		6,520	3	(96)
3-Month LIBOR	Paying	1.34%	06/01/21		11,010	9	(280)
3-Month LIBOR	Paying	1.19%	06/13/21		1,330	1	(43)
3-Month LIBOR	Paying	1.22%	06/27/21		5,710	5	(178)
3-Month LIBOR	Paying	2.05%	03/31/22		1,500	1	(1)
6-Month British Bankers' Association Yen LIBOR	Receiving	0.02%	09/20/23	JPY	1,027,290	3	70
6-Month British Bankers' Association Yen LIBOR	Receiving	0.64%	05/09/46	JPY	60,900	2	33
						$(98)	$3,321

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.NA.HY.27	5.00%	12/20/21	4,653	$(366)	$1	$(26)
				$(366)	$1	$(26)
Credit default swap agreements - sell protection[2]
CDX.NA.HY.27	5.00%	12/20/21	(15,998)	$1,258	$(4)	$129
CDX.NA.IG.27	1.00%	12/20/21	(1,450)	27	—	10
CDX.NA.IG.28	1.00%	06/20/22	(3,090)	51	2	2

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 24	5.00%	12/20/20	(652)	69	—	1
iTraxx Europe Crossover Series 25	5.00%	06/20/21	(650)	71	—	13
				$1,476	$(2)	$155

Exchange Traded Futures Options
	Purchased (Written) Contracts†	Exercise Price		Expiration	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Options
Euro-Bund Future	(7)	EUR	167.50	05/26/17	$—	$—
Euro-Bund Future	(18)	EUR	161.00	05/26/17	1	(13)
Euro-Bund Future	(7)	EUR	156.00	05/26/17	—	2
Euro-Bund Future	323	EUR	167.50	04/21/17	(4)	(4)
Euro-Bund Future	18	EUR	169.00	04/21/17	—	—
Euro-Bund Future	(19)	EUR	162.00	04/21/17	1	1
Euro-Bund Future	28	EUR	169.50	04/21/17	—	—
					$(2)	$(14)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	131.50	04/21/17	213	$—
10-Year U.S. Treasury Note Future	Call	123.50	04/21/17	6	7
10-Year U.S. Treasury Note Future	Call	131.50	04/21/17	86	—
10-Year U.S. Treasury Note Future	Call	131.50	04/21/17	110	—
10-Year U.S. Treasury Note Future	Call	131.50	04/21/17	224	—
10-Year U.S. Treasury Note Future	Call	123.00	04/21/17	3	5
10-Year U.S. Treasury Note Future	Call	124.75	04/21/17	6	2
10-Year U.S. Treasury Note Future	Call	130.50	04/21/17	88	—
10-Year U.S. Treasury Note Future	Call	124.75	04/21/17	6	2
10-Year U.S. Treasury Note Future	Call	123.00	04/21/17	6	10
10-Year U.S. Treasury Note Future	Call	128.00	04/21/17	131	2
5-Year U.S. Treasury Note Future	Put	115.00	04/21/17	405	3
5-Year U.S. Treasury Note Future	Put	115.00	04/21/17	104	1
5-Year U.S. Treasury Note Future	Put	114.00	04/21/17	63	1
5-Year U.S. Treasury Note Future	Put	114.25	04/21/17	2	—
5-Year U.S. Treasury Note Future	Put	114.75	04/21/17	134	1
Australian Dollar Future	Call	0.76	04/07/17	6	3
Australian Dollar Future	Call	0.77	05/05/17	3	1
Australian Dollar Future	Call	0.77	05/05/17	3	1
Australian Dollar Future	Call	0.76	05/05/17	1	1
Australian Dollar Future	Put	0.75	04/07/17	3	—
Australian Dollar Future	Put	0.75	04/07/17	2	—
Australian Dollar Future	Put	0.75	04/07/17	1	—
Australian Dollar Future	Put	0.75	04/07/17	3	—
Australian Dollar Future	Put	0.75	04/07/17	3	—
Australian Dollar Future	Put	0.76	04/07/17	6	1
Canadian Dollar Future	Call	0.75	04/07/17	4	2
Canadian Dollar Future	Call	0.76	04/07/17	3	1
Canadian Dollar Future	Call	0.75	04/07/17	4	2
Canadian Dollar Future	Call	0.75	04/07/17	2	1
Canadian Dollar Future	Call	0.75	05/05/17	3	2
Canadian Dollar Future	Call	0.75	05/05/17	3	2
Canadian Dollar Future	Call	0.75	05/05/17	2	2
Canadian Dollar Future	Call	0.75	05/05/17	3	2
Canadian Dollar Future	Call	0.75	05/05/17	2	2
Canadian Dollar Future	Call	0.75	05/05/17	6	5
Canadian Dollar Future	Call	0.75	05/05/17	1	1
Canadian Dollar Future	Put	0.75	04/07/17	3	—
Euro FX Currency Future	Call	1.07	04/07/17	3	2
Euro FX Currency Future	Call	1.07	04/07/17	3	2
Euro FX Currency Future	Call	1.08	05/05/17	3	3
Euro FX Currency Future	Call	1.08	05/05/17	3	3
Euro FX Currency Future	Call	1.08	05/05/17	3	3
Euro FX Currency Future	Call	1.09	05/05/17	3	2
Euro FX Currency Future	Call	1.09	05/05/17	2	1
Euro FX Currency Future	Call	1.08	05/05/17	3	3
Euro FX Currency Future	Put	1.05	04/07/17	6	—

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Euro FX Currency Future	Put	1.05	04/07/17	6	—
Japanese Yen Future	Put	0.91	05/05/17	3	5
Japanese Yen Future	Put	0.91	05/05/17	3	5
U.S. Treasury Long Bond Future	Call	151.00	04/21/17	3	3
U.S. Treasury Long Bond Future	Call	151.00	04/21/17	3	3
U.S. Treasury Long Bond Future	Call	150.50	04/21/17	3	4
U.S. Treasury Long Bond Future	Call	151.50	04/21/17	4	3
U.S. Treasury Long Bond Future	Call	147.00	04/21/17	3	12
U.S. Treasury Long Bond Future	Call	148.00	04/21/17	3	9
U.S. Treasury Long Bond Future	Call	148.00	04/21/17	6	19
U.S. Treasury Long Bond Future	Call	147.00	04/21/17	6	24
U.S. Treasury Long Bond Future	Call	147.00	04/21/17	12	48
U.S. Treasury Long Bond Future	Put	136.00	04/21/17	259	—
U.S. Treasury Long Bond Future	Put	137.00	04/21/17	16	—
U.S. Treasury Long Bond Future	Put	136.00	04/21/17	32	—
U.S. Treasury Long Bond Future	Put	136.00	04/21/17	1	—
					$217
Index Options
S&P 500 Index	Put	2,300.00	05/31/17	36	$77
					$77
Options on Securities
Alibaba Group Holding Ltd.	Put	90.00	04/21/17	6	$—
Ashland Global Holdings Inc.	Put	100.00	04/21/17	9	—
Ashland Global Holdings Inc.	Put	95.00	04/21/17	9	—
Ashland Global Holdings Inc.	Put	100.00	04/21/17	10	—
Ashland Global Holdings Inc.	Put	105.00	05/19/17	10	—
Ashland Global Holdings Inc.	Put	105.00	05/19/17	65	2
AT&T Inc.	Put	37.00	10/20/17	12	1
AT&T Inc.	Put	37.00	10/20/17	10	1
AT&T Inc.	Put	37.00	10/20/17	24	2
AT&T Inc.	Put	37.00	10/20/17	29	2
AT&T Inc.	Put	37.00	10/20/17	119	9
AT&T Inc.	Put	37.00	10/20/17	15	1
AT&T Inc.	Put	37.00	10/20/17	23	2
AT&T Inc.	Put	37.00	10/20/17	31	2
AT&T Inc.	Put	37.00	10/20/17	23	2
AT&T Inc.	Put	37.00	10/20/17	35	3
AT&T Inc.	Put	37.00	10/20/17	24	2
AT&T Inc.	Put	37.00	10/20/17	36	3
Cemex SAB de CV	Call	10.00	04/21/17	86	—
Cemex SAB de CV	Call	10.00	04/21/17	11	—
Cemex SAB de CV	Call	10.00	04/21/17	86	—
Cemex SAB de CV	Call	10.00	04/21/17	119	—
Cemex SAB de CV	Call	10.00	04/21/17	129	1
Cypress Semiconductor Corp.	Call	15.00	05/19/17	216	8
Cypress Semiconductor Corp.	Call	15.00	05/19/17	43	2
EI du Pont de Nemours & Co.	Put	70.00	05/19/17	71	3
EI du Pont de Nemours & Co.	Put	70.00	05/19/17	108	4
Intercept Pharmaceuticals Inc.	Call	130.00	06/16/17	22	9
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	2	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	4	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	8	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	1	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	5	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	7	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	2	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	3	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	14	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	2	—
Navistar International Corp.	Call	28.00	04/21/17	22	—
Nice Ltd.	Call	75.00	05/19/17	22	1
Pandora Media Inc.	Call	15.00	06/16/17	30	1
Pandora Media Inc.	Call	15.00	06/16/17	13	—
PTC Therapeutics Inc.	Put	11.00	04/21/17	35	5
PTC Therapeutics Inc.	Put	11.00	04/21/17	17	3
Shutterfly Inc.	Call	50.00	04/21/17	26	1
SPDR S&P 500 ETF Trust	Put	230.00	04/21/17	180	10
SPDR S&P 500 ETF Trust	Put	230.00	05/19/17	180	32
Teck Resources Ltd.	Call	24.00	05/19/17	43	3
Teck Resources Ltd.	Call	24.00	05/19/17	22	2
Teck Resources Ltd.	Call	24.00	05/19/17	22	2

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
VanEck Vectors Gold Miners ETF	Call	25.00	06/16/17	90	6
VanEck Vectors Gold Miners ETF	Call	25.00	06/16/17	47	3
VanEck Vectors Gold Miners ETF	Call	25.00	06/16/17	92	7
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	14	—
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	7	—
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	2	—
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	11	—
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	16	1
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	4	—
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	4	—
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	1	—
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	3	—
WebMD Health Corp.	Call	55.00	04/21/17	4	—
WebMD Health Corp.	Call	55.00	06/16/17	26	5
WebMD Health Corp.	Call	55.00	06/16/17	13	3
					$144

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Foreign Currency Options
Mexican Peso versus USD	BOA	Put	MXN	20.51	04/06/17	4,230,000	$395
							$395

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	4	$(2)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	6	(3)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	6	(3)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	5	(3)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	4	(2)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	5	(3)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	4	(2)
10-Year U.S. Treasury Note Future	Call	124.00	04/21/17	9	(7)
10-Year U.S. Treasury Note Future	Call	124.00	04/21/17	8	(6)
10-Year U.S. Treasury Note Future	Call	124.00	04/21/17	5	(4)
10-Year U.S. Treasury Note Future	Call	124.00	04/21/17	3	(2)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	12	(6)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	6	(3)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	12	(6)
10-Year U.S. Treasury Note Future	Call	125.00	04/21/17	13	(4)
10-Year U.S. Treasury Note Future	Call	125.00	04/21/17	6	(2)
10-Year U.S. Treasury Note Future	Call	125.00	04/21/17	1	—
10-Year U.S. Treasury Note Future	Call	125.00	04/21/17	6	(2)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	6	(3)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	5	(3)
10-Year U.S. Treasury Note Future	Call	125.00	04/21/17	5	(1)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	3	(2)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	3	(2)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	3	(2)
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	3	(2)
10-Year U.S. Treasury Note Future	Call	127.00	04/21/17	15	—
10-Year U.S. Treasury Note Future	Call	127.00	04/21/17	16	—
10-Year U.S. Treasury Note Future	Call	127.00	04/21/17	16	—
10-Year U.S. Treasury Note Future	Call	124.50	04/21/17	3	(2)
10-Year U.S. Treasury Note Future	Call	124.00	04/21/17	4	(3)
10-Year U.S. Treasury Note Future	Call	127.00	05/26/17	12	(3)
10-Year U.S. Treasury Note Future	Call	127.00	05/26/17	6	(1)
10-Year U.S. Treasury Note Future	Call	127.00	05/26/17	7	(2)
10-Year U.S. Treasury Note Future	Call	125.00	05/26/17	6	(4)
10-Year U.S. Treasury Note Future	Call	127.00	05/26/17	12	(3)
10-Year U.S. Treasury Note Future	Call	127.00	05/26/17	10	(2)
10-Year U.S. Treasury Note Future	Call	127.00	05/26/17	8	(2)
10-Year U.S. Treasury Note Future	Call	128.00	05/26/17	12	(1)
10-Year U.S. Treasury Note Future	Call	125.00	05/26/17	6	(4)
10-Year U.S. Treasury Note Future	Call	125.00	05/26/17	6	(4)
10-Year U.S. Treasury Note Future	Call	127.00	05/26/17	8	(2)
10-Year U.S. Treasury Note Future	Call	127.50	05/26/17	1	—

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
10-Year U.S. Treasury Note Future	Call	127.50	05/26/17	12	(2)
10-Year U.S. Treasury Note Future	Call	127.00	05/26/17	3	(1)
10-Year U.S. Treasury Note Future	Call	127.00	05/26/17	3	(1)
10-Year U.S. Treasury Note Future	Call	127.00	05/26/17	3	(1)
10-Year U.S. Treasury Note Future	Call	127.00	05/26/17	3	(1)
10-Year U.S. Treasury Note Future	Put	123.50	04/21/17	3	—
10-Year U.S. Treasury Note Future	Put	123.50	04/21/17	3	—
10-Year U.S. Treasury Note Future	Put	123.50	04/21/17	4	(1)
10-Year U.S. Treasury Note Future	Put	121.00	04/21/17	16	—
10-Year U.S. Treasury Note Future	Put	121.00	04/21/17	31	—
10-Year U.S. Treasury Note Future	Put	124.00	04/21/17	4	(1)
10-Year U.S. Treasury Note Future	Put	124.00	04/21/17	4	(1)
10-Year U.S. Treasury Note Future	Put	124.00	04/21/17	4	(1)
10-Year U.S. Treasury Note Future	Put	124.50	04/21/17	7	(3)
10-Year U.S. Treasury Note Future	Put	124.50	04/21/17	3	(1)
10-Year U.S. Treasury Note Future	Put	124.50	04/21/17	3	(1)
10-Year U.S. Treasury Note Future	Put	123.50	04/21/17	16	(2)
10-Year U.S. Treasury Note Future	Put	119.50	05/26/17	1	—
10-Year U.S. Treasury Note Future	Put	121.00	05/26/17	12	(1)
10-Year U.S. Treasury Note Future	Put	119.50	05/26/17	12	—
5-Year U.S. Treasury Note Future	Call	117.75	04/21/17	6	(2)
5-Year U.S. Treasury Note Future	Call	117.75	04/21/17	6	(2)
5-Year U.S. Treasury Note Future	Call	117.75	04/21/17	6	(2)
5-Year U.S. Treasury Note Future	Call	117.50	04/21/17	19	(8)
5-Year U.S. Treasury Note Future	Call	117.50	04/21/17	6	(3)
5-Year U.S. Treasury Note Future	Call	117.50	04/21/17	6	(3)
5-Year U.S. Treasury Note Future	Call	119.25	04/21/17	16	—
5-Year U.S. Treasury Note Future	Call	118.00	04/21/17	6	(1)
5-Year U.S. Treasury Note Future	Call	117.50	05/26/17	19	(13)
5-Year U.S. Treasury Note Future	Put	117.00	04/21/17	6	—
5-Year U.S. Treasury Note Future	Put	117.00	04/21/17	6	—
Australian Dollar Future	Call	0.78	05/05/17	3	(1)
Australian Dollar Future	Call	0.78	05/05/17	3	(1)
Australian Dollar Future	Call	0.78	05/05/17	3	(1)
Australian Dollar Future	Call	0.78	05/05/17	3	(1)
Australian Dollar Future	Call	0.78	06/09/17	3	(2)
Australian Dollar Future	Call	0.78	06/09/17	3	(2)
Euro FX Currency Future	Put	1.07	04/07/17	3	(1)
Japanese Yen Future	Call	0.89	04/07/17	3	(4)
Japanese Yen Future	Call	0.90	04/07/17	3	(2)
Japanese Yen Future	Call	0.90	04/07/17	3	(2)
Japanese Yen Future	Call	0.89	04/07/17	3	(4)
Japanese Yen Future	Call	0.89	04/07/17	4	(6)
Japanese Yen Future	Call	0.89	04/07/17	3	(4)
Japanese Yen Future	Call	0.89	04/07/17	3	(4)
Japanese Yen Future	Call	0.90	05/05/17	3	(4)
Japanese Yen Future	Call	0.90	05/05/17	3	(4)
Japanese Yen Future	Put	0.86	04/07/17	2	—
Japanese Yen Future	Put	0.86	04/07/17	1	—
Japanese Yen Future	Put	0.89	04/07/17	2	—
Japanese Yen Future	Put	0.89	04/07/17	1	—
Japanese Yen Future	Put	0.87	04/07/17	3	—
Japanese Yen Future	Put	0.87	04/07/17	3	—
Japanese Yen Future	Put	0.87	04/07/17	3	—
Japanese Yen Future	Put	0.86	04/07/17	3	—
Japanese Yen Future	Put	0.86	04/07/17	3	—
Japanese Yen Future	Put	0.87	04/07/17	3	—
Japanese Yen Future	Put	0.89	05/05/17	3	(2)
Japanese Yen Future	Put	0.89	05/05/17	3	(2)
Japanese Yen Future	Put	0.89	05/05/17	3	(2)
Japanese Yen Future	Put	0.89	05/05/17	3	(2)
Japanese Yen Future	Put	0.87	05/05/17	3	—
Japanese Yen Future	Put	0.88	05/05/17	2	(1)
Japanese Yen Future	Put	0.88	05/05/17	2	(1)
Japanese Yen Future	Put	0.87	06/09/17	3	(1)
U.S. Treasury Long Bond Future	Call	152.00	04/21/17	1	(1)
U.S. Treasury Long Bond Future	Call	152.00	04/21/17	5	(3)
U.S. Treasury Long Bond Future	Call	154.00	04/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	153.00	04/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	153.00	04/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	152.00	04/21/17	12	(8)
U.S. Treasury Long Bond Future	Call	150.00	04/21/17	3	(5)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
U.S. Treasury Long Bond Future	Call	150.00	04/21/17	3	(5)
U.S. Treasury Long Bond Future	Call	150.00	04/21/17	3	(5)
U.S. Treasury Long Bond Future	Call	152.00	04/21/17	1	(1)
U.S. Treasury Long Bond Future	Call	149.00	04/21/17	5	(12)
U.S. Treasury Long Bond Future	Call	153.00	04/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	153.00	04/21/17	2	(1)
U.S. Treasury Long Bond Future	Call	152.00	04/21/17	6	(4)
U.S. Treasury Long Bond Future	Call	153.00	04/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	153.00	04/21/17	2	(1)
U.S. Treasury Long Bond Future	Call	153.00	04/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	153.00	04/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	153.00	04/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	153.00	04/21/17	2	(1)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	6	(10)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	3	(5)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	3	(5)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	1	(2)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	1	(2)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	3	(5)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	3	(5)
U.S. Treasury Long Bond Future	Call	153.00	05/26/17	6	(7)
U.S. Treasury Long Bond Future	Call	153.00	05/26/17	3	(4)
U.S. Treasury Long Bond Future	Call	153.00	05/26/17	3	(4)
U.S. Treasury Long Bond Future	Call	153.00	05/26/17	3	(4)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	3	(5)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	3	(5)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	3	(5)
U.S. Treasury Long Bond Future	Call	151.00	05/26/17	3	(6)
U.S. Treasury Long Bond Future	Call	153.00	05/26/17	6	(7)
U.S. Treasury Long Bond Future	Call	153.00	05/26/17	6	(7)
U.S. Treasury Long Bond Future	Call	151.00	05/26/17	3	(6)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	3	(5)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	6	(10)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	3	(5)
U.S. Treasury Long Bond Future	Call	152.00	05/26/17	3	(5)
U.S. Treasury Long Bond Future	Put	149.00	04/21/17	1	—
U.S. Treasury Long Bond Future	Put	149.00	04/21/17	2	(1)
U.S. Treasury Long Bond Future	Put	149.00	04/21/17	4	(2)
U.S. Treasury Long Bond Future	Put	149.00	04/21/17	4	(2)
U.S. Treasury Long Bond Future	Put	149.00	04/21/17	4	(2)
U.S. Treasury Long Bond Future	Put	149.00	04/21/17	1	—
U.S. Treasury Long Bond Future	Put	149.00	04/21/17	2	(1)
U.S. Treasury Long Bond Future	Put	145.00	05/26/17	6	(2)
U.S. Treasury Long Bond Week 1 Future	Call	152.50	04/07/17	3	—
U.S. Treasury Long Bond Week 1 Future	Put	150.00	04/07/17	6	(2)
U.S. Treasury Long Bond Week 1 Future	Put	150.00	04/07/17	6	(2)
					$(402)
Index Options
S&P 500 Index	Put	2200.00	05/31/17	36	$(32)
					$(32)
Options on Securities
Alibaba Group Holding Ltd.	Put	105.00	05/19/17	6	$(2)
Ashland Global Holdings Inc.	Call	120.00	04/21/17	11	(5)
Ashland Global Holdings Inc.	Call	120.00	04/21/17	12	(5)
Ashland Global Holdings Inc.	Call	125.00	05/19/17	10	(3)
Ashland Global Holdings Inc.	Call	125.00	05/19/17	65	(20)
AT&T Inc.	Call	41.00	10/20/17	16	(3)
AT&T Inc.	Call	41.00	10/20/17	14	(2)
AT&T Inc.	Call	41.00	10/20/17	63	(11)
AT&T Inc.	Call	41.00	10/20/17	31	(5)
AT&T Inc.	Call	41.00	10/20/17	39	(7)
AT&T Inc.	Call	40.00	10/20/17	31	(7)
AT&T Inc.	Call	41.00	10/20/17	20	(3)
AT&T Inc.	Call	41.00	10/20/17	156	(27)
AT&T Inc.	Call	41.00	10/20/17	30	(5)
AT&T Inc.	Call	41.00	10/20/17	31	(5)
AT&T Inc.	Call	41.00	10/20/17	44	(8)
AT&T Inc.	Call	41.00	10/20/17	47	(8)
Cemex SAB de CV	Put	8.00	04/21/17	119	—
Cemex SAB de CV	Put	8.00	04/21/17	11	—
Cemex SAB de CV	Put	8.00	04/21/17	129	—

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Cemex SAB de CV	Put	8.00	04/21/17	86	—
Cemex SAB de CV	Put	8.00	04/21/17	86	—
CenturyLink Inc.	Call	23.00	07/21/17	260	(36)
CenturyLink Inc.	Call	23.00	07/21/17	583	(80)
Dow Chemical Co.	Call	62.50	06/16/17	91	(26)
Dow Chemical Co.	Call	62.50	06/16/17	138	(39)
Intercept Pharmaceuticals Inc.	Put	100.00	06/16/17	22	(9)
Intercept Pharmaceuticals Inc.	Put	100.00	06/16/17	8	(3)
Navistar International Corp.	Put	25.00	04/21/17	22	(2)
Nice Ltd.	Put	65.00	05/19/17	22	(3)
NXP Semiconductors NV	Call	105.00	12/15/17	35	(16)
Pandora Media Inc.	Put	12.00	06/16/17	13	(2)
Pandora Media Inc.	Put	12.00	06/16/17	30	(3)
PTC Therapeutics Inc.	Put	9.00	04/21/17	53	(2)
PTC Therapeutics Inc.	Put	9.00	04/21/17	25	(1)
Rockwell Collins Inc.	Call	95.00	04/21/17	23	(7)
Rockwell Collins Inc.	Call	95.00	04/21/17	1	—
Shutterfly Inc.	Put	45.00	04/21/17	26	—
Teck Resources Ltd.	Put	21.00	05/19/17	22	(2)
Teck Resources Ltd.	Put	21.00	05/19/17	43	(5)
Teck Resources Ltd.	Put	21.00	05/19/17	22	(2)
Time Warner Inc.	Call	95.00	04/21/17	24	(8)
Time Warner Inc.	Call	95.00	04/21/17	48	(15)
Time Warner Inc.	Call	95.00	04/21/17	52	(17)
Time Warner Inc.	Call	95.00	04/21/17	57	(18)
Time Warner Inc.	Call	90.00	04/21/17	112	(90)
Trinity Industries Inc.	Put	28.00	04/21/17	22	(4)
Valspar Corp.	Call	105.00	04/21/17	6	(4)
Valspar Corp.	Call	105.00	04/21/17	6	(4)
Valspar Corp.	Call	105.00	04/21/17	3	(2)
Valspar Corp.	Call	105.00	04/21/17	33	(20)
Valspar Corp.	Call	105.00	04/21/17	1	(1)
VanEck Vectors Gold Miners ETF	Put	18.00	06/16/17	47	(1)
VanEck Vectors Gold Miners ETF	Put	18.00	06/16/17	90	(1)
VanEck Vectors Gold Miners ETF	Put	18.00	06/16/17	92	(1)
VanEck Vectors Gold Miners ETF	Put	18.00	06/16/17	49	(1)
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	14	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	4	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	7	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	3	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	4	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	16	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	11	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	1	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	3	—
WebMD Health Corp.	Put	50.00	06/16/17	26	(4)
WebMD Health Corp.	Put	50.00	06/16/17	13	(2)
WebMD Health Corp.	Put	45.00	06/16/17	26	(1)
WebMD Health Corp.	Put	45.00	06/16/17	17	(1)
					$(559)

Summary of Written Options
	Number of Contracts†	Notional† USD	Premiums
Options outstanding at December 31, 2016	2,850	4,112,000	1,161
Options written during the period	7,407	2,000,000	2,135
Options closed during the period	(2,651)	—	(645)
Options exercised during the period	(1,075)	(2,000,000)	(393)
Options expired during the period	(2,392)	(4,112,000)	(1,208)
Options outstanding at March 31, 2017	4,139	—	1,050

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	CIT	04/17/17	ARS	7,820	$506	$11
ARS/USD	CIT	08/15/17	ARS	15,518	949	23
CAD/USD	SSB	04/04/17	CAD	65	49	—
CAD/USD	BCL	04/20/17	CAD	695	523	(7)
CAD/USD	BCL	04/20/17	CAD	1,245	936	9
CAD/USD	SSB	05/24/17	CAD	2,120	1,595	10
CHF/USD	SSB	05/24/17	CHF	813	814	—
EUR/USD	SSB	04/10/17	EUR	137	146	(2)
EUR/USD	BOA	04/20/17	EUR	950	1,014	11
EUR/USD	CIT	04/20/17	EUR	2,120	2,263	(19)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
EUR/USD	CIT	04/20/17	EUR	900	961	2
EUR/USD	SSB	05/24/17	EUR	4,591	4,909	(21)
EUR/USD	SSB	05/24/17	EUR	8,417	9,000	35
GBP/USD	BCL	04/20/17	GBP	1,823	2,285	25
GBP/USD	SSB	05/24/17	GBP	841	1,055	—
IDR/USD	CIT	04/20/17	IDR	10,802,376	809	8
IDR/USD	JPM	04/20/17	IDR	13,820,685	1,035	(4)
INR/USD	BOA	04/20/17	INR	72,400	1,112	38
INR/USD	CIT	04/20/17	INR	252,960	3,887	227
JPY/USD	SCB	04/03/17	JPY	140,812	1,265	(4)
JPY/USD	JPM	04/20/17	JPY	175,000	1,573	46
JPY/USD	SSB	05/24/17	JPY	242,218	2,180	(19)
JPY/USD	SSB	05/24/17	JPY	318,867	2,870	35
KRW/USD	BOA	04/20/17	KRW	3,402,512	3,044	46
KRW/USD	JPM	04/20/17	KRW	1,195,200	1,069	11
MXN/USD	BCL	04/20/17	MXN	14,992	799	1
MXN/USD	CIT	04/20/17	MXN	6,304	336	28
MXN/USD	JPM	04/20/17	MXN	11,971	638	55
NOK/USD	SSB	05/24/17	NOK	4,146	483	(5)
PHP/USD	BCL	04/20/17	PHP	53,280	1,061	9
RUB/USD	BCL	04/20/17	RUB	183,654	3,251	259
SEK/USD	SSB	05/24/17	SEK	7,245	810	4
SGD/USD	CIT	04/20/17	SGD	—	—	—
TRY/USD	BCL	04/20/17	TRY	2,030	556	30
USD/AUD	BCL	04/20/17	AUD	(1,414)	(1,080)	(21)
USD/BRL	GSC	04/20/17	BRL	(1,059)	(337)	(15)
USD/BRL	JPM	04/20/17	BRL	(3,210)	(1,022)	2
USD/CAD	BCL	04/20/17	CAD	(300)	(226)	4
USD/CAD	SSB	05/24/17	CAD	(4,094)	(3,080)	(10)
USD/CAD	SSB	05/24/17	CAD	(2,120)	(1,595)	24
USD/CHF	SSB	05/24/17	CHF	(784)	(785)	7
USD/CNY	BCL	04/20/17	CNY	(10,040)	(1,456)	(21)
USD/CNY	CIT	04/20/17	CNY	(34,995)	(5,073)	(87)
USD/DKK	SSB	05/24/17	DKK	(6,350)	(913)	4
USD/EUR	CIT	04/18/17	EUR	(1,050)	(1,121)	11
USD/EUR	BCL	04/20/17	EUR	(675)	(721)	(3)
USD/EUR	BCL	04/20/17	EUR	(3,470)	(3,705)	38
USD/EUR	CIT	04/20/17	EUR	(5,900)	(6,299)	(3)
USD/EUR	CIT	04/20/17	EUR	(400)	(427)	—
USD/EUR	JPM	04/20/17	EUR	(120)	(128)	(1)
USD/EUR	JPM	04/20/17	EUR	(370)	(395)	2
USD/EUR	SSB	05/24/17	EUR	(9,576)	(10,239)	(82)
USD/EUR	SSB	05/24/17	EUR	(28,417)	(30,385)	165
USD/EUR	CIT	06/08/17	EUR	(12,635)	(13,521)	(101)
USD/GBP	SSB	05/24/17	GBP	(650)	(816)	(3)
USD/GBP	CIT	06/08/17	GBP	(2,190)	(2,748)	(72)
USD/GBP	JPM	12/20/17	GBP	(4,571)	(5,768)	(90)
USD/GBP	JPM	12/20/17	GBP	(1,596)	(2,015)	20
USD/HKD	SSB	05/24/17	HKD	(12,651)	(1,630)	1
USD/IDR	BCL	04/20/17	IDR	(10,186,360)	(763)	(3)
USD/IDR	BCL	04/20/17	IDR	(387,423)	(29)	—
USD/IDR	JPM	04/20/17	IDR	(4,222,750)	(316)	(1)
USD/ILS	SSB	05/24/17	ILS	(2,964)	(820)	1
USD/JPY	CIT	04/20/17	JPY	(642,753)	(5,777)	(192)
USD/JPY	SSB	05/24/17	JPY	(483,711)	(4,353)	(24)
USD/JPY	SSB	05/24/17	JPY	(135,604)	(1,220)	2
USD/KRW	BCL	04/20/17	KRW	(6,446,508)	(5,766)	(391)
USD/MXN	BOA	04/10/17	MXN	(23,049)	(1,230)	(163)
USD/MXN	BCL	04/20/17	MXN	(26,849)	(1,430)	(18)
USD/MXN	BCL	04/20/17	MXN	(614)	(33)	—
USD/MXN	BOA	04/20/17	MXN	(38,620)	(2,058)	(27)
USD/MXN	CIT	04/20/17	MXN	(32,260)	(1,719)	(225)
USD/MXN	JPM	04/20/17	MXN	(12,830)	(684)	(58)
USD/NOK	SSB	05/24/17	NOK	(6,924)	(807)	25
USD/PHP	JPM	04/20/17	PHP	(53,280)	(1,061)	(5)
USD/PLN	CIT	04/20/17	PLN	(377)	(95)	(4)
USD/RUB	BCL	04/20/17	RUB	(60,378)	(1,069)	(72)
USD/SEK	SSB	05/24/17	SEK	(6,850)	(766)	11
USD/TWD	BCL	04/20/17	TWD	(97)	(3)	—
USD/TWD	CIT	04/20/17	TWD	(33,700)	(1,111)	(61)
USD/ZAR	SSB	05/24/17	ZAR	(16,282)	(1,203)	(12)
USD/ZAR	SSB	05/24/17	ZAR	(26,660)	(1,970)	38
ZAR/USD	MSC	04/20/17	ZAR	7,260	540	(17)
ZAR/USD	SSB	05/24/17	ZAR	32,634	2,411	(66)
					$(73,034)	$(651)

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Interbank Deposit Rate	Paying	BOA	12.49%	01/04/21	BRL	12,970	$—	$211

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Anglo American Capital Plc, 4.45%, 09/27/20	CSI	N/A	5.00%	12/20/20	$378	$(51)	$34	$(85)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
COMMON STOCKS
Actelion Ltd.	BOA	3-Month LIBOR +0.45%	03/29/18	4,672	$174
Allied World Assurance Co. Holdings Ltd.	BOA	3-Month LIBOR +0.40%	03/20/18	2,286	(2)
Dell Technologies Inc.	BOA	3-Month LIBOR +0.50%	09/07/17	28	39
Reynolds American Inc.	BOA	3-Month LIBOR +0.40%	03/06/18	398	21
Sky Plc	BOA	3-Month LIBOR +0.45%	03/14/18	7,053	(59)
Syngenta AG	BOA	3-Month LIBOR +0.45%	06/26/17	1,059	150
VCA Inc.	BOA	3-Month LIBOR +0.40%	02/13/18	357	2
					$325

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - paying return
COMMON STOCKS
British American Tobacco Plc	BOA	3-Month LIBOR -0.40%	03/06/18	(216)	$(21)
British American Tobacco Plc	BOA	3-Month LIBOR -0.45%	02/08/18	(4,503)	(676)
Fairfax Financial Holdings Ltd.	BOA	3-Month LIBOR -0.40%	03/20/18	(911)	17
VMware Inc.	BOA	3-Month LIBOR -0.40%	05/12/17	(58)	(39)
					$(719)

OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity	Counterparty	Rate Received by Fund	Expiration	Notional †	Net Value of Reference Entities	Unrealized Appreciation (Depreciation)
Equity Securities – Short	MSC	Federal Funds Effective Rate	05/03/17	110,344	$(113,308)	$(3,060)

	Shares	Value
Equity Securities - Short
Consumer Discretionary
Advance Auto Parts Inc.	(11)	$(1,668)
Amazon.com Inc.	(1)	(780)
Ascena Retail Group Inc.	(104)	(445)
CarMax Inc.	(5)	(266)
Chipotle Mexican Grill Inc.	(4)	(1,613)
G-III Apparel Group Ltd.	(16)	(350)
Guess Inc.	(46)	(517)
Home Depot Inc.	(1)	(132)
IMAX Corp.	(12)	(415)
L Brands Inc.	(23)	(1,079)
Liberty Broadband Corp. - Class A	(4)	(306)
Lithia Motors Inc.	(6)	(488)
LKQ Corp.	(19)	(547)
Loral Space & Communications Inc.	(12)	(465)
Lowe's Cos. Inc.	(2)	(132)
Monro Muffler Brake Inc.	(17)	(860)
Nike Inc.	(14)	(791)
Norwegian Cruise Line Holdings Ltd.	(8)	(406)
O'Reilly Automotive Inc.	—	(121)
Polaris Industries Inc.	(12)	(1,022)
Restoration Hardware Holdings Inc.	(21)	(985)
Royal Caribbean Cruises	(14)	(1,344)
Signet Jewelers Ltd.	(12)	(831)
Tesla Motors Inc.	(6)	(1,628)
Tractor Supply Co.	(23)	(1,573)
TripAdvisor Inc.	(21)	(893)
Under Armour Inc. - Class A	(35)	(702)
Under Armour Inc. - Class C	(55)	(1,007)
Wynn Resorts Ltd.	(4)	(458)
		(21,824)
Consumer Staples
Boston Beer Co. Inc. - Class A	(1)	(101)
Casey's General Stores Inc.	(3)	(359)
Coty Inc.	(91)	(1,650)
Estee Lauder Cos. Inc.	(9)	(763)
Kroger Co.	(25)	(743)
Monster Beverage Corp.	(18)	(817)
		(4,433)
Energy
Bristow Group Inc.	(17)	(254)
Carbo Ceramics Inc.	(11)	(143)
Cheniere Energy Inc.	(17)	(780)
Chevron Corp.	(15)	(1,653)
Exxon Mobil Corp.	(21)	(1,714)
Franks International NV	(10)	(105)
Gulfport Energy Corp.	(85)	(1,468)
Helmerich & Payne Inc.	(8)	(513)
Kosmos Energy Ltd.	(15)	(98)
Oceaneering International Inc.	(8)	(219)
Parsley Energy Inc.	(11)	(358)
Pembina Pipeline Corp.	(46)	(1,465)
Schlumberger Ltd.	(21)	(1,624)
	Shares	Value
Energy (continued)
SM Energy Co.	(60)	(1,439)
Weatherford International Plc	(225)	(1,498)
		(13,331)
Financials
Brookfield Asset Management Inc.	(37)	(1,356)
Erie Indemnity Co. - Class A	(4)	(442)
Fidelity National Financial Inc.	(21)	(281)
Financial Engines Inc.	(33)	(1,424)
Home BancShares Inc.	(12)	(330)
Intercontinental Exchange Inc.	(3)	(150)
Kemper Corp.	(22)	(878)
Markel Corp.	(1)	(844)
Mercury General Corp.	(19)	(1,153)
OneMain Holdings Inc.	(16)	(405)
PacWest Bancorp	(3)	(149)
RLI Corp.	(4)	(210)
Signature Bank	(2)	(349)
TFS Financial Corp.	(7)	(123)
United Bankshares Inc.	(18)	(748)
Weyerhaeuser Co.	(11)	(364)
WisdomTree Investments Inc.	(72)	(656)
		(9,862)
Health Care
Acadia HealthCare Co. Inc.	(39)	(1,709)
Acadia Pharmaceuticals Inc.	(48)	(1,654)
Alnylam Pharmaceuticals Inc.	(34)	(1,758)
Celgene Corp.	(6)	(771)
Dentsply Sirona Inc.	(11)	(706)
Dexcom Inc.	(22)	(1,830)
Diplomat Pharmacy Inc.	(34)	(541)
Endo International Plc	(101)	(1,127)
Illumina Inc.	(5)	(828)
Inovalon Holdings Inc. - Class A	(53)	(672)
Intercept Pharmaceuticals Inc.	(13)	(1,487)
Juno Therapeutics Inc.	(55)	(1,229)
Kite Pharma Inc.	(3)	(196)
Mallinckrodt Plc	(2)	(103)
Novavax Inc.	(126)	(161)
Tenet Healthcare Corp.	(52)	(924)
		(15,696)
Industrials
Acuity Brands Inc.	(6)	(1,193)
Air Lease Corp.	(24)	(930)
Allegiant Travel Co.	(2)	(337)
Dycom Industries Inc.	(10)	(939)
Fastenal Co.	(14)	(731)
Granite Construction Inc.	(2)	(115)
Healthcare Services Group Inc.	(4)	(155)
Hertz Global Holdings Inc.	(40)	(710)
Middleby Corp.	(5)	(682)
Roper Technologies Inc.	(4)	(743)
Spirit Airlines Inc.	(24)	(1,274)
Wabtec Corp.	(3)	(211)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
Industrials (continued)
Werner Enterprises Inc.	(18)	(482)
		(8,502)
Information Technology
Alphabet Inc. - Class C	—	(183)
Arris International Plc	(68)	(1,796)
Electronics for Imaging Inc.	(3)	(142)
Ellie Mae Inc.	(5)	(501)
FireEye Inc.	(93)	(1,168)
First Solar Inc.	(50)	(1,363)
FitBit Inc. - Class A	(111)	(659)
Integrated Device Technology Inc.	(17)	(400)
IPG Photonics Corp.	(2)	(217)
Microsemi Corp.	(11)	(562)
NetScout Systems Inc.	(23)	(858)
Pandora Media Inc.	(125)	(1,473)
Paylocity Holding Corp.	(28)	(1,066)
Qorvo Inc.	(24)	(1,625)
SunPower Corp.	(29)	(177)
Synaptics Inc.	(17)	(857)
Tableau Software Inc.	(32)	(1,571)
Tyler Technologies Inc.	(4)	(680)
Ultimate Software Group Inc.	(1)	(185)
Universal Display Corp.	(10)	(887)
VeriFone Systems Inc.	(51)	(948)
ViaSat Inc.	(23)	(1,442)

Shares	Value

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares	Value
Information Technology (continued)
Information Technology (continued)
Zendesk Inc.	(32)	(889)
		(19,649)
Materials
Allegheny Technologies Inc.	(48)	(869)
AptarGroup Inc.	(4)	(323)
CF Industries Holdings Inc.	(49)	(1,435)
Compass Minerals International Inc.	(18)	(1,235)
Franco-Nevada Corp.	(26)	(1,729)
Graphic Packaging Holding Co.	(16)	(211)
Martin Marietta Materials Inc.	(4)	(818)
Platform Specialty Products Corp.	(131)	(1,704)
Sherwin-Williams Co.	(1)	(192)
Silver Wheaton Corp.	(89)	(1,859)
	Shares	Value
Materials (continued)
Southern Copper Corp.	(15)	(528)
Vulcan Materials Co.	(9)	(1,060)
		(11,963)
Real Estate
Equinix Inc.	(5)	(1,834)
Howard Hughes Corp.	(12)	(1,454)
Iron Mountain Inc.	(25)	(885)
Jones Lang LaSalle Inc.	(14)	(1,505)
Kennedy-Wilson Holdings Inc.	(50)	(1,112)
Kimco Realty Corp.	(5)	(119)
Life Storage Inc.	(12)	(961)
		(7,870)
Telecommunication Services
Zayo Group Holdings Inc.	(5)	(178)
Total Equity Securities - Short		$(113,308)

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 96.5%
Consumer Discretionary 9.9%
Advance Auto Parts Inc.	45	$6,672
BorgWarner Inc.	106	4,421
CBS Corp. - Class B	62	4,300
Core-Mark Holding Co. Inc.	79	2,464
Delphi Automotive Plc	35	2,817
Foot Locker Inc.	62	4,638
Goodyear Tire & Rubber Co.	113	4,068
HanesBrands Inc.	185	3,841
Hasbro Inc.	32	3,194
Interpublic Group of Cos. Inc.	177	4,346
John Wiley & Sons Inc. - Class A	100	5,385
NVR Inc. (a)	2	4,635
Ross Stores Inc.	53	3,491
Sally Beauty Holdings Inc. (a)	258	5,284
Service Corp. International	121	3,736
Signet Jewelers Ltd.	31	2,147
Sinclair Broadcast Group Inc. - Class A	95	3,848
Tegna Inc.	173	4,425
Tiffany & Co.	44	4,226
VF Corp.	75	4,112
Whirlpool Corp.	21	3,598
		85,648
Consumer Staples 7.9%
Archer-Daniels-Midland Co.	153	7,043
Blue Buffalo Pet Products Inc. (a)	148	3,404
Casey's General Stores Inc.	33	3,704
Flowers Foods Inc.	414	8,038
Hormel Foods Corp.	112	3,879
JM Smucker Co.	47	6,161
McCormick & Co. Inc.	15	1,424
Mead Johnson Nutrition Co.	67	6,013
Molson Coors Brewing Co. - Class B	51	4,833
Snyders-Lance Inc.	137	5,543
Sysco Corp.	70	3,648
TreeHouse Foods Inc. (a) (b)	99	8,424
Whole Foods Market Inc.	206	6,122
		68,236
Energy 4.4%
Cimarex Energy Co.	27	3,250
Core Laboratories NV (b)	73	8,433
Denbury Resources Inc. (a)	373	963
Devon Energy Corp.	87	3,621
Dril-Quip Inc. (a)	48	2,618
Energen Corp. (a)	68	3,727
Newfield Exploration Co. (a)	86	3,174
Parsley Energy Inc. - Class A (a)	127	4,129
PDC Energy Inc. (a)	64	3,967
Superior Energy Services Inc. (a)	268	3,825
		37,707
Financials 15.8%
Affiliated Managers Group Inc.	24	3,935
Aflac Inc.	73	5,298
Alleghany Corp. (a)	9	5,271
Allied World Assurance Co. Holdings Ltd.	169	8,958
Allstate Corp.	60	4,857
American Financial Group Inc.	43	4,069
Arch Capital Group Ltd. (a)	45	4,265
Arthur J Gallagher & Co.	202	11,432
Citizens Financial Group Inc.	159	5,500
Commerce Bancshares Inc.	77	4,352
Cullen/Frost Bankers Inc.	62	5,516
E*TRADE Financial Corp. (a)	87	3,028
First Republic Bank	44	4,128
Hartford Financial Services Group Inc.	104	4,999
Invesco Ltd.	1	42
Lazard Ltd. - Class A	112	5,151
Markel Corp. (a)	4	3,706
Marsh & McLennan Cos. Inc.	55	4,089
Morningstar Inc.	23	1,769
Northern Trust Corp.	91	7,879
	Shares/Par†	Value
Prosperity Bancshares Inc.	64	4,496
Signature Bank (a)	33	4,897
Starwood Property Trust Inc.	218	4,922
SunTrust Banks Inc.	110	6,083
SVB Financial Group (a)	17	3,164
Synchrony Financial	137	4,699
Western Alliance Bancorp (a)	89	4,369
WR Berkley Corp.	69	4,881
		135,755
Health Care 14.0%
Abiomed Inc. (a)	14	1,753
Agilent Technologies Inc.	76	4,010
Alexion Pharmaceuticals Inc. (a)	30	3,637
Align Technology Inc. (a)	54	6,137
AmerisourceBergen Corp.	51	4,514
BioMarin Pharmaceutical Inc. (a)	44	3,862
Cooper Cos. Inc.	41	8,196
CR Bard Inc.	25	6,079
DENTSPLY SIRONA Inc.	185	11,552
HCA Holdings Inc. (a)	45	4,031
Henry Schein Inc. (a)	25	4,249
Hologic Inc. (a)	94	3,983
Integra LifeSciences Holdings Corp. (a)	142	5,982
Laboratory Corp. of America Holdings (a)	55	7,819
Medidata Solutions Inc. (a)	49	2,798
MEDNAX Inc. (a)	116	8,047
NuVasive Inc. (a)	57	4,219
PAREXEL International Corp. (a)	65	4,102
PerkinElmer Inc.	76	4,440
Quest Diagnostics Inc.	54	5,261
Steris Plc	94	6,564
Vertex Pharmaceuticals Inc. (a)	41	4,483
Waters Corp. (a)	32	4,924
		120,642
Industrials 16.1%
AGCO Corp.	50	2,979
Air Lease Corp. - Class A	96	3,720
Alaska Air Group Inc.	53	4,888
Allison Transmission Holdings Inc.	127	4,580
AMETEK Inc.	181	9,816
Ardagh Group SA - Class A (a)	150	3,294
Donaldson Co. Inc.	51	2,322
Dover Corp.	110	8,879
Fastenal Co.	61	3,167
Hubbell Inc.	35	4,261
IDEX Corp.	55	5,096
Ingersoll-Rand Plc	56	4,557
Jacobs Engineering Group Inc.	65	3,601
Old Dominion Freight Line Inc.	48	4,120
Owens Corning Inc.	78	4,767
PACCAR Inc.	48	3,246
Parker Hannifin Corp.	19	2,989
Quanta Services Inc. (a)	135	5,010
Republic Services Inc.	61	3,800
Ritchie Bros. Auctioneers Inc.	46	1,517
Rockwell Automation Inc.	105	16,194
Rockwell Collins Inc.	37	3,595
Snap-On Inc.	21	3,542
Stericycle Inc. (a)	62	5,139
Teledyne Technologies Inc. (a)	27	3,414
Textron Inc.	84	4,012
Wabtec Corp. (b)	68	5,304
WW Grainger Inc.	34	7,797
Xylem Inc.	61	3,072
		138,678
Information Technology 18.0%
Akamai Technologies Inc. (a)	62	3,672
Alliance Data Systems Corp.	14	3,486
Amdocs Ltd.	72	4,391
Ansys Inc. (a)	45	4,809
ARRIS International Plc (a)	120	3,166
Aspen Technology Inc. (a)	67	3,948
Autodesk Inc. (a)	45	3,891
Avnet Inc.	77	3,516

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Blackbaud Inc.	61	4,715
Booz Allen Hamilton Holding Corp. - Class A	67	2,382
CDW Corp.	92	5,309
Check Point Software Technologies Ltd. (a)	46	4,722
Computer Sciences Corp.	46	3,190
Fidelity National Information Services Inc.	54	4,327
Flextronics International Ltd. (a)	290	4,873
FLIR Systems Inc.	79	2,875
Fortinet Inc. (a)	88	3,375
Guidewire Software Inc. (a)	72	4,084
Harris Corp.	29	3,227
Hewlett Packard Enterprise Co.	119	2,829
IPG Photonics Corp. (a)	41	4,949
Keysight Technologies Inc. (a)	97	3,513
KLA-Tencor Corp.	33	3,096
MAXIMUS Inc.	63	3,902
Motorola Solutions Inc.	57	4,927
ON Semiconductor Corp. (a)	48	747
Palo Alto Networks Inc. (a)	69	7,775
PTC Inc. (a)	34	1,787
Red Hat Inc. (a)	95	8,218
Seagate Technology	48	2,205
Skyworks Solutions Inc.	37	3,625
Splunk Inc. (a)	88	5,513
Synopsys Inc. (a)	93	6,665
Tableau Software Inc. - Class A (a)	98	4,856
WEX Inc. (a)	68	7,038
Workday Inc. - Class A (a)	62	5,163
Xilinx Inc.	69	3,994
		154,760
Materials 5.1%
Agrium Inc.	32	3,012
AptarGroup Inc.	150	11,593
Avery Dennison Corp.	46	3,706
Berry Plastics Group Inc. (a)	83	4,031
Celanese Corp. - Class A	45	4,034
Crown Holdings Inc. (a)	165	8,717
International Flavors & Fragrances Inc.	32	4,185
Reliance Steel & Aluminum Co.	63	5,070
		44,348
Real Estate 2.4%
Alexandria Real Estate Equities Inc.	42	4,642
DDR Corp.	253	3,169
Lamar Advertising Co. - Class A	39	2,922
Liberty Property Trust	69	2,660
National Retail Properties Inc.	85	3,723
Vornado Realty Trust	36	3,611
		20,727
Utilities 2.9%
Alliant Energy Corp.	94	3,735
Ameren Corp.	65	3,548
Atmos Energy Corp.	37	2,945
DTE Energy Co.	44	4,465
Eversource Energy	73	4,291
Portland General Electric Co.	55	2,443
Xcel Energy Inc.	89	3,940
		25,367
Total Common Stocks (cost $760,048)		831,868
SHORT TERM INVESTMENTS 4.3%
Investment Companies 3.3%
JNL Money Market Fund, 0.53% (c) (d)	28,614	28,614
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	8,213	8,213
Total Short Term Investments (cost $36,827)		36,827
Total Investments 100.8% (cost $796,875)		868,695
Other Assets and Liabilities, Net (0.8)%		(6,520)
Total Net Assets 100.0%		$862,175

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.0%
Consumer Discretionary 14.5%
American Axle & Manufacturing Holdings Inc. (a)	38	$719
American Outdoor Brands Corp. (a) (b)	26	515
Asbury Automotive Group Inc. (a)	16	980
Big Lots Inc.	38	1,860
Bloomin' Brands Inc.	28	544
Bob Evans Farms Inc.	56	3,660
Boyd Gaming Corp. (a)	50	1,107
Bright Horizons Family Solutions Inc. (a)	55	3,973
Brunswick Corp.	82	5,035
Buffalo Wild Wings Inc. (a)	14	2,179
Burlington Stores Inc. (a)	51	4,932
Camping World Holdings Inc. - Class A (b)	71	2,283
Cheesecake Factory Inc.	15	974
Chico's FAS Inc.	91	1,298
Childrens Place Retail Stores Inc.	11	1,360
Cooper-Standard Holding Inc. (a)	5	518
Dave & Buster's Entertainment Inc. (a)	194	11,858
Dunkin' Brands Group Inc.	58	3,185
Five Below Inc. (a)	189	8,176
Francesca's Holdings Corp. (a)	24	362
Grand Canyon Education Inc. (a)	157	11,280
Hasbro Inc.	57	5,710
ILG Inc.	236	4,943
IMAX Corp. (a)	599	20,389
iRobot Corp. (a)	6	417
Kona Grill Inc. (a) (b)	143	899
Laureate Education Inc. - Class A (a)	111	1,590
LCI Industries	34	3,415
Liberty Media Group - Class A (a)	16	525
Lithia Motors Inc. - Class A	45	3,827
Lululemon Athletica Inc. (a)	86	4,457
Malibu Boats Inc. - Class A (a)	43	956
MCBC Holdings Inc.	36	576
Modine Manufacturing Co. (a)	280	3,421
Monro Muffler Brake Inc.	87	4,556
MSG Networks Inc. - Class A (a)	20	464
Murphy USA Inc. (a)	71	5,218
Nexstar Broadcasting Group Inc. - Class A	129	9,057
Ollie's Bargain Outlet Holdings Inc. (a)	127	4,249
Overstock.com Inc. (a)	19	324
Papa John's International Inc.	28	2,250
Pinnacle Entertainment Inc. (a)	28	555
Planet Fitness Inc. - Class A	324	6,239
Pool Corp.	10	1,177
Red Rock Resorts Inc. - Class A	170	3,763
Six Flags Entertainment Corp.	108	6,441
SodaStream International Ltd. (a)	117	5,664
Steven Madden Ltd. (a)	106	4,099
Strayer Education Inc.	3	237
Tenneco Inc.	33	2,054
Texas Roadhouse Inc.	33	1,478
Ulta Salon Cosmetics & Fragrance Inc. (a)	12	3,425
Vail Resorts Inc.	60	11,632
Visteon Corp. (a)	46	4,542
Wendy's Co.	262	3,569
Wolverine World Wide Inc.	18	446
		199,362
Consumer Staples 3.4%
Calavo Growers Inc.	61	3,719
Central Garden & Pet Co. - Class A (a)	21	744
Darling Ingredients Inc. (a)	31	448
Fresh Del Monte Produce Inc.	16	939
Freshpet Inc. (a) (b)	139	1,534
Hostess Brands Inc. - Class A (a)	332	5,267
J&J Snack Foods Corp.	8	1,114
Lancaster Colony Corp.	7	897
Medifast Inc.	16	728
MGP Ingredients Inc. (b)	37	2,013
National Beverage Corp.	14	1,198
Pinnacle Foods Inc.	252	14,598
	Shares/Par†	Value
Snyders-Lance Inc.	324	13,041
SpartanNash Co.	7	252
		46,492
Energy 1.1%
Carrizo Oil & Gas Inc. (a)	99	2,845
Diamondback Energy Inc. (a)	76	7,881
Evolution Petroleum Corp.	25	204
Fairmount Santrol Holdings Inc. (a)	32	233
Green Plains Renewable Energy Inc.	4	89
McDermott International Inc. (a)	41	279
Nabors Industries Ltd.	111	1,452
SRC Energy Inc. (a)	34	283
US Silica Holdings Inc.	47	2,276
		15,542
Financials 7.2%
Affiliated Managers Group Inc.	60	9,836
ARMOUR Residential REIT Inc.	34	765
Customers Bancorp Inc. (a)	86	2,704
East West Bancorp Inc.	112	5,797
Enova International Inc. (a)	6	87
Essent Group Ltd. (a)	64	2,311
Evercore Partners Inc. - Class A	78	6,112
Hersha Hospitality Trust	76	1,428
Home Bancshares Inc.	113	3,063
Kinsale Capital Group Inc.	3	90
LendingTree Inc. (a) (b)	142	17,820
MarketAxess Holdings Inc.	37	6,967
Meta Financial Group Inc.	14	1,230
Pacific Premier Bancorp Inc. (a)	51	1,958
Pinnacle Financial Partners Inc.	73	4,876
Primerica Inc.	76	6,227
Safeguard Scientifics Inc. (a)	229	2,909
Sandy Spring Bancorp Inc.	6	258
ServisFirst Bancshares Inc.	29	1,043
Texas Capital Bancshares Inc. (a)	48	4,044
Universal Insurance Holdings Inc. (b)	57	1,401
Walker & Dunlop Inc. (a)	111	4,615
Western Alliance Bancorp (a)	261	12,826
		98,367
Health Care 20.1%
Abiomed Inc. (a)	25	3,130
Acceleron Pharma Inc. (a)	49	1,295
AcelRx Pharmaceuticals Inc. (a) (b)	3	9
Aerie Pharmaceuticals Inc. (a)	6	261
Agenus Inc. (a)	192	723
Alder Biopharmaceuticals Inc. (a)	47	979
Align Technology Inc. (a)	47	5,436
Alkermes Plc (a)	240	14,032
Amedisys Inc. (a)	78	3,998
Amicus Therapeutics Inc. (a) (b)	496	3,540
AMN Healthcare Services Inc. (a)	13	529
Amphastar Pharmaceuticals Inc. (a)	52	754
ANI Pharmaceuticals Inc. (a)	17	821
Array BioPharma Inc. (a)	91	814
AtriCure Inc. (a)	143	2,729
Biospecifics Technologies Corp. (a)	12	650
Bluebird Bio Inc. (a) (b)	52	4,741
Blueprint Medicines Corp. (a)	80	3,199
Cardiovascular Systems Inc. (a)	165	4,665
Catalent Inc. (a)	74	2,087
Celyad SA - ADR (a)	39	1,029
Chemed Corp.	9	1,584
Clovis Oncology Inc. (a)	18	1,175
Coherus Biosciences Inc. (a)	29	608
Conmed Corp.	56	2,507
Corcept Therapeutics Inc. (a)	49	539
Cross Country Healthcare Inc. (a)	216	3,101
Eagle Pharmaceuticals Inc. (a) (b)	187	15,534
Enanta Pharmaceuticals Inc. (a)	78	2,417
Ensign Group Inc.	39	726
Envision Healthcare Corp. (a)	79	4,815
Exact Sciences Corp. (a) (b)	227	5,355
Exelixis Inc. (a)	49	1,072
Five Prime Therapeutics Inc. (a)	55	2,002

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
GW Pharmaceuticals Plc - ADS (a)	30	3,603
Halozyme Therapeutics Inc. (a)	155	2,015
HealthEquity Inc. (a)	163	6,929
HealthSouth Corp.	23	971
Heron Therapeutics Inc. (a) (b)	96	1,437
HMS Holdings Corp. (a)	21	418
Hologic Inc. (a)	91	3,861
Horizon Pharma Plc (a)	181	2,669
ICU Medical Inc. (a)	15	2,330
Ignyta Inc. (a)	274	2,355
Immune Design Corp. (a) (b)	194	1,320
Immunomedics Inc. (a) (b)	256	1,654
INC Research Holdings Inc. - Class A (a)	145	6,650
Innoviva Inc. (a)	184	2,540
Inogen Inc. (a)	5	403
Integra LifeSciences Holdings Corp. (a)	213	8,982
Ironwood Pharmaceuticals Inc. - Class A (a)	327	5,578
Kite Pharma Inc. (a) (b)	50	3,958
Ligand Pharmaceuticals Inc. (a) (b)	133	14,034
Lion Biotechnologies Inc. (a)	258	1,926
Loxo Oncology Inc. (a)	142	5,955
Magellan Health Services Inc. (a)	32	2,224
Masimo Corp. (a)	28	2,652
Nektar Therapeutics (a)	210	4,934
NeoGenomics Inc. (a)	494	3,896
Neurocrine Biosciences Inc. (a)	36	1,542
Nevro Corp. (a)	73	6,897
NuVasive Inc. (a)	177	13,184
NxStage Medical Inc. (a)	237	6,355
OraSure Technologies Inc. (a)	52	667
Oxford Immunotec Global Plc (a)	142	2,207
Pacira Pharmaceuticals Inc. (a)	89	4,067
Paratek Pharmaceuticals Inc. (a) (b)	95	1,838
Phibro Animal Health Corp. - Class A	13	376
PRA Health Sciences Inc. (a)	14	924
Radius Health Inc. (a)	68	2,641
Sage Therapeutics Inc. (a)	51	3,622
Sangamo Biosciences Inc. (a)	391	2,033
Spark Therapeutics Inc. (a)	43	2,278
Spectranetics Corp. (a)	99	2,869
Supernus Pharmaceuticals Inc. (a)	83	2,595
Synergy Pharmaceuticals Inc. (a) (b)	44	206
TESARO Inc. (a)	3	385
Veeva Systems Inc. - Class A (a)	202	10,346
Vital Therapies Inc. (a) (b)	244	977
WellCare Health Plans Inc. (a)	31	4,310
West Pharmaceutical Services Inc.	77	6,319
Wright Medical Group NV (a)	90	2,795
Zeltiq Aesthetics Inc. (a)	124	6,899
		276,482
Industrials 15.6%
Actuant Corp. - Class A	91	2,394
Alaska Air Group Inc.	52	4,819
Albany International Corp. - Class A	80	3,672
Apogee Enterprises Inc.	137	8,138
Applied Industrial Technologies Inc.	10	631
Argan Inc.	16	1,054
Barrett Business Services Inc.	3	164
Beacon Roofing Supply Inc. (a)	227	11,111
Blue Bird Corp. (a) (b)	35	606
Brady Corp. - Class A	36	1,400
Brink's Co.	16	860
BWX Technologies Inc.	70	3,310
Deluxe Corp.	7	484
Douglas Dynamics Inc.	109	3,340
Dycom Industries Inc. (a)	21	1,983
Echo Global Logistics Inc. (a)	126	2,686
Energy Recovery Inc. (a)	57	470
Ennis Inc.	13	220
Esterline Technologies Corp. (a)	5	453
Fortune Brands Home & Security Inc.	86	5,238
Generac Holdings Inc. (a)	34	1,254
General Cable Corp.	12	215
Gibraltar Industries Inc. (a)	33	1,350
	Shares/Par†	Value
Global Brass & Copper Holdings Inc.	13	448
H&E Equipment Services Inc.	173	4,253
Hawaiian Holdings Inc. (a)	40	1,856
Healthcare Services Group Inc.	76	3,265
HEICO Corp. - Class A	166	12,418
Herc Holdings Inc. (a)	89	4,369
Hexcel Corp.	219	11,968
Hillenbrand Inc.	7	250
HUB Group Inc. - Class A (a)	27	1,229
Hudson Technologies Inc. (a)	83	546
InnerWorkings Inc. (a)	269	2,678
Insperity Inc.	6	526
JELD-WEN Holding Inc. (a)	103	3,375
JetBlue Airways Corp. (a)	171	3,528
John Bean Technologies Corp.	76	6,699
Kaman Corp.	69	3,322
Kforce Inc.	42	998
Kimball International Inc. - Class B	15	253
Knoll Inc.	36	847
Kornit Digital Ltd. (a) (b)	176	3,365
Lawson Products Inc. (a)	158	3,544
Masonite International Corp. (a)	35	2,755
MasTec Inc. (a)	41	1,646
Middleby Corp. (a)	30	4,124
MRC Global Inc. (a)	16	290
MSC Industrial Direct Co. - Class A	105	10,824
Mueller Water Products Inc. - Class A	201	2,375
NN Inc.	62	1,559
Quad/Graphics Inc. - Class A	56	1,421
Raven Industries Inc.	26	764
RBC Bearings Inc. (a)	56	5,454
Ritchie Bros. Auctioneers Inc.	437	14,387
Rush Enterprises Inc. - Class A (a)	107	3,540
SiteOne Landscape Supply Inc. (a)	88	4,244
SP Plus Corp. (a)	5	159
Spirit Airlines Inc. (a)	60	3,192
Steelcase Inc. - Class A	19	322
Supreme Industries Inc. - Class A	27	538
Swift Transporation Co. - Class A (a)	39	797
Taser International Inc. (a)	173	3,943
Tennant Co.	58	4,231
Titan Machinery Inc. (a)	274	4,207
TransUnion LLC (a)	66	2,512
Trex Co. Inc. (a)	28	1,969
TriNet Group Inc. (a)	75	2,159
Tutor Perini Corp. (a)	39	1,248
Universal Forest Products Inc.	5	533
Vectrus Inc. (a)	18	411
Wabash National Corp.	99	2,050
WageWorks Inc. (a)	40	2,921
Welbilt Inc. (a)	222	4,357
		214,521
Information Technology 30.3%
2U Inc. (a)	166	6,582
3D Systems Corp. (a) (b)	131	1,953
Advanced Energy Industries Inc. (a)	43	2,936
Advanced Micro Devices Inc. (a)	283	4,116
Aerohive Networks Inc. (a) (b)	408	1,716
Alarm.com Holdings Inc. (a)	38	1,176
Alpha & Omega Semiconductor Ltd. (a)	4	75
Amber Road Inc. (a)	451	3,482
Aspen Technology Inc. (a)	36	2,105
Barracuda Networks Inc. (a)	37	860
Bel Fuse Inc. - Class B	7	177
Black Knight Financial Services Inc. - Class A (a) (b)	392	15,015
Brooks Automation Inc.	331	7,420
Cardtronics Plc - Class A (a)	16	740
Care.com Inc. (a)	181	2,254
Cavium Inc. (a)	193	13,822
CEVA Inc. (a)	55	1,938
ChannelAdvisor Corp. (a)	30	336
Cirrus Logic Inc. (a)	34	2,060
Cognex Corp.	22	1,821
Coherent Inc. (a)	18	3,721

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
CommVault Systems Inc. (a)	21	1,079
Cornerstone OnDemand Inc. (a)	85	3,304
CoStar Group Inc. (a)	48	10,000
Ebix Inc. (b)	35	2,131
Ellie Mae Inc. (a)	15	1,481
ePlus Inc. (a)	17	2,340
Euronet Worldwide Inc. (a)	236	20,146
Exar Corp. (a)	32	417
Fabrinet (a)	41	1,719
Fair Isaac Corp.	38	4,875
Finisar Corp. (a)	15	403
Gigamon Inc. (a)	54	1,902
GoDaddy Inc. - Class A (a)	181	6,846
GrubHub Inc. (a) (b)	55	1,821
GTT Communications Inc. (a)	194	4,729
Hackett Group Inc.	45	882
HubSpot Inc. (a)	62	3,788
Immersion Corp. (a)	25	217
Imperva Inc. (a)	52	2,144
Impinj Inc. (a) (b)	165	4,994
Inphi Corp. (a)	101	4,950
Instructure Inc. (a)	83	1,931
InterDigital Inc.	23	2,000
InterXion Holding NV (a)	302	11,942
Itron Inc. (a)	37	2,225
j2 Global Inc.	53	4,413
Liquidity Services Inc. (a)	142	1,137
Littelfuse Inc.	63	10,024
LivePerson Inc. (a)	748	5,120
LogMeIn Inc.	165	16,013
Lumentum Holdings Inc. (a)	136	7,239
M/A-COM Technology Solutions Holdings Inc. (a)	94	4,539
MAXIMUS Inc.	34	2,137
Methode Electronics Inc.	7	337
Microsemi Corp. (a)	28	1,450
MINDBODY Inc. - Class A (a)	310	8,508
Monolithic Power Systems Inc.	129	11,896
Monotype Imaging Holdings Inc.	76	1,537
NetGear Inc. (a)	17	853
NIC Inc.	20	406
Oclaro Inc. (a)	50	492
Orbotech Ltd. (a)	84	2,707
OSI Systems Inc. (a)	66	4,808
Park Electrochemical Corp.	12	222
Paycom Software Inc. (a) (b)	155	8,876
Paylocity Holding Corp. (a)	97	3,745
PDF Solutions Inc. (a)	135	3,047
Perficient Inc. (a)	83	1,434
Power Integrations Inc.	30	1,942
Proofpoint Inc. (a) (b)	137	10,167
PROS Holdings Inc. (a)	90	2,171
Qualys Inc. (a)	38	1,436
RingCentral Inc. - Class A (a)	389	11,000
Rudolph Technologies Inc. (a)	137	3,069
Science Applications International Corp.	21	1,577
Semtech Corp. (a)	26	889
Shopify Inc. - Class A (a) (b)	82	5,608
Shutterstock Inc. (a)	2	69
SPS Commerce Inc. (a)	80	4,671
Square Inc. - Class A (a)	259	4,476
Stamps.com Inc. (a) (b)	7	877
Super Micro Computer Inc. (a)	49	1,231
Synchronoss Technologies Inc. (a)	173	4,233
Take-Two Interactive Software Inc. (a)	280	16,598
Tower Semiconductor Ltd. (a)	408	9,411
Trimble Inc. (a)	25	791
Trivago NV - Class A - ADS (a)	139	1,807
TrueCar Inc. (a) (b)	54	842
TTM Technologies Inc. (a)	90	1,452
Twilio Inc. - Class A (a) (b)	65	1,871
Tyler Technologies Inc. (a)	12	1,790
Ultimate Software Group Inc. (a)	99	19,338
Vantiv Inc. - Class A (a)	66	4,224
Virtusa Corp. (a)	132	3,984
WEX Inc. (a)	77	7,984
	Shares/Par†	Value
Wix.com Ltd. (a)	143	9,729
WNS Holdings Ltd. - ADR (a)	124	3,535
Xactly Corp. (a)	72	861
Yelp Inc. - Class A (a)	147	4,798
Zendesk Inc. (a)	52	1,467
Zix Corp. (a)	23	112
		417,521
Materials 2.9%
Berry Plastics Group Inc. (a)	71	3,429
Chemours Co.	126	4,862
Cliffs Natural Resources Inc. (a)	35	290
Eagle Materials Inc.	109	10,612
Forterra Inc. (a)	182	3,549
GCP Applied Technologies Inc. (a)	186	6,059
Ingevity Corp. (a)	37	2,263
Koppers Holdings Inc. (a)	1	59
Louisiana-Pacific Corp. (a)	40	985
Quaker Chemical Corp.	15	1,921
Ryerson Holding Corp. (a)	3	36
Sensient Technologies Corp.	13	993
Summit Materials Inc. - Class A (a)	79	1,959
Trinseo SA	42	2,837
Worthington Industries Inc.	14	644
		40,498
Real Estate 1.4%
American Campus Communities Inc.	58	2,762
Ashford Hospitality Prime Inc.	1	6
Ashford Hospitality Trust Inc.	54	346
CBL & Associates Properties Inc.	31	298
DuPont Fabros Technology Inc.	54	2,660
EastGroup Properties Inc.	20	1,479
Four Corners Property Trust Inc.	56	1,270
National Storage Affiliates Trust	116	2,778
PS Business Parks Inc.	12	1,348
QTS Realty Trust Inc. - Class A	55	2,683
STAG Industrial Inc.	112	2,812
Washington REIT	29	922
		19,364
Telecommunication Services 0.4%
IDT Corp. - Class B	66	842
Intelsat SA (a) (b)	72	299
Vonage Holdings Corp. (a)	643	4,062
		5,203
Utilities 0.1%
Ormat Technologies Inc.	8	447
SJW Corp.	6	308
		755
Total Common Stocks (cost $1,140,643)		1,334,107
RIGHTS 0.0%
Dyax Corp. (a) (c)	143	159
Total Rights (cost $159)		159
SHORT TERM INVESTMENTS 8.7%
Investment Companies 3.0%
JNL Money Market Fund, 0.53% (d) (e)	41,590	41,590
Securities Lending Collateral 5.7%
Securities Lending Cash Collateral Fund LLC, 0.63% (d) (e)	78,570	78,570
Total Short Term Investments (cost $120,160)		120,160
Total Investments 105.7% (cost $1,260,962)		1,454,426
Other Assets and Liabilities, Net (5.7)%		(78,618)
Total Net Assets 100.0%		$1,375,808

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.4%
Consumer Discretionary 12.2%
American Eagle Outfitters Inc.	144	$2,018
Big 5 Sporting Goods Corp.	152	2,297
Big Lots Inc.	62	3,024
Brinker International Inc. (a)	185	8,139
Brunswick Corp.	49	2,997
Buckle Inc. (a)	39	724
Caleres Inc.	115	3,031
Chico's FAS Inc.	131	1,866
Cooper-Standard Holding Inc. (b)	20	2,179
Cracker Barrel Old Country Store Inc. (a)	8	1,259
Eldorado Resorts Inc. (a) (b)	212	4,014
Flexsteel Industries Inc.	13	670
Fox Factory Holding Corp. (b)	397	11,374
Gildan Activewear Inc.	567	15,337
Group 1 Automotive Inc.	21	1,529
Helen of Troy Ltd. (b)	90	8,459
Horizon Global Corp. (b)	164	2,271
Intrawest Resorts Holdings Inc. (b)	35	869
Johnson Outdoors Inc. - Class A	36	1,321
LCI Industries	15	1,464
Liberty Media Group - Class A (b)	22	713
Lumber Liquidators Holdings Inc. (a) (b)	271	5,688
Malibu Boats Inc. - Class A (b)	161	3,612
Marriott Vacations Worldwide Corp.	17	1,685
Meredith Corp.	27	1,731
MSG Networks Inc. - Class A (b)	32	743
NACCO Industries Inc. - Class A	13	895
Nautilus Inc. (b)	31	566
Office Depot Inc.	439	2,045
Penske Auto Group Inc.	59	2,743
Perry Ellis International Inc. (b)	73	1,563
Pier 1 Imports Inc.	121	864
Pinnacle Entertainment Inc. (b)	27	534
Sally Beauty Holdings Inc. (b)	452	9,233
Sonic Automotive Inc. - Class A	101	2,035
Tenneco Inc.	122	7,646
Tower International Inc.	26	712
TRI Pointe Homes Inc. (b)	262	3,280
Weyco Group Inc.	8	212
Winnebago Industries Inc. (a)	477	13,954
Wolverine World Wide Inc.	68	1,690
		136,986
Consumer Staples 3.0%
Amplify Snack Brands Inc. (a) (b)	243	2,038
Andersons Inc.	77	2,935
Avon Products Inc. (b)	100	442
Central Garden & Pet Co. - Class A (b)	59	2,051
Darling Ingredients Inc. (b)	347	5,035
Dean Foods Co.	34	661
Fresh Del Monte Produce Inc.	14	846
John B. Sanfilippo & Son Inc.	4	281
Nature's Sunshine Products Inc.	10	95
Sanderson Farms Inc. (a)	9	899
SpartanNash Co.	72	2,529
Supervalu Inc. (b)	726	2,804
United Natural Foods Inc. (b)	223	9,659
Universal Corp. (a)	19	1,371
Village Super Market Inc. - Class A	22	594
WD-40 Co.	12	1,279
		33,519
Energy 4.0%
Denbury Resources Inc. (b)	218	563
Fairmount Santrol Holdings Inc. (b)	154	1,127
Forum Energy Technologies Inc. (b)	164	3,402
Green Plains Renewable Energy Inc. (a)	14	349
Jones Energy Inc. - Class A (a) (b)	176	448
Matador Resources Co. (b)	212	5,052
Matrix Service Co. (b)	11	174
McDermott International Inc. (b)	615	4,148
Oasis Petroleum Inc. (b)	205	2,922
	Shares/Par†	Value
Oil States International Inc. (b)	89	2,937
Pacific Ethanol Inc. (b)	202	1,384
PDC Energy Inc. (b)	12	732
Rice Energy Inc. (b)	45	1,078
RSP Permian Inc. (b)	70	2,882
Sanchez Energy Corp. (a) (b)	343	3,267
Seventy Seven Energy Inc. (b)	66	2,813
Superior Energy Services Inc. (b)	118	1,681
Unit Corp. (b)	26	627
Western Refining Inc.	68	2,384
World Fuel Services Corp.	183	6,648
		44,618
Financials 27.4%
AG Mortgage Investment Trust Inc.	119	2,139
Allied World Assurance Co. Holdings Ltd.	44	2,355
American Equity Investment Life Holding Co.	138	3,271
Anworth Mortgage Asset Corp.	226	1,254
Argo Group International Holdings Ltd.	8	539
ARMOUR Residential REIT Inc.	134	3,051
Arrow Financial Corp.	13	450
BancFirst Corp.	5	467
BancorpSouth Inc.	301	9,116
Banner Corp.	95	5,307
BNC Bancorp	117	4,096
BofI Holding Inc. (a) (b)	80	2,096
Capital Bank Financial Corp. - Class A	6	271
Capitol Federal Financial Inc.	205	2,995
Cathay General Bancorp	75	2,838
Charter Financial Corp.	27	539
City Holdings Co.	43	2,777
CNO Financial Group Inc.	223	4,572
Columbia Banking System Inc.	46	1,782
Commerce Bancshares Inc.	59	3,314
ConnectOne Bancorp Inc.	165	4,003
CVB Financial Corp.	83	1,825
East West Bancorp Inc.	56	2,903
Enova International Inc. (b)	143	2,125
Enterprise Financial Services Corp.	137	5,801
Farmers National Banc Corp.	33	477
FB Financial Corp. (b)	53	1,878
Federal Agricultural Mortgage Corp. - Class C	35	2,019
First American Financial Corp.	111	4,357
First Financial Bancorp	51	1,406
First Financial Corp.	12	587
First Interstate BancSystem Inc. - Class A	102	4,055
FirstCash Inc.	286	14,062
FNB Corp.	80	1,185
Fulton Financial Corp.	138	2,456
Glacier Bancorp Inc.	18	628
Great Western Bancorp Inc.	18	766
Greenhill & Co. Inc.	125	3,657
Hancock Holding Co.	125	5,710
Hanmi Financial Corp.	75	2,301
Hannon Armstrong Sustainable Infrastructure Capital Inc.	133	2,692
Hanover Insurance Group Inc.	7	661
Hilltop Holdings Inc.	13	349
Hope Bancorp Inc.	128	2,445
Impac Mortgage Holdings Inc. (a) (b)	21	256
Independent Bank Corp.	68	1,398
Independent Bank Corp.	24	1,578
Infinity Property & Casualty Corp.	30	2,852
INTL FCStone Inc. (b)	65	2,477
Investors Bancorp Inc.	247	3,552
James River Group Holdings Ltd.	60	2,575
Lakeland Financial Corp.	30	1,300
LPL Financial Holdings Inc.	39	1,568
Macatawa Bank Corp.	48	478
Marlin Business Services Inc.	14	365
MB Financial Inc.	182	7,767
MBT Financial Corp.	28	323
Meridian Bancorp Inc.	260	4,764
Meta Financial Group Inc.	19	1,638
MFA Financial Inc.	92	747
MGIC Investment Corp. (b)	269	2,724

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
National General Holdings Corp.	118	2,808
National Western Life Group Inc. - Class A	31	9,429
NBT Bancorp Inc.	22	807
New Residential Investment Corp.	79	1,348
New Senior Investment Group Inc.	147	1,497
NewStar Financial Inc.	192	2,029
Old Second Bancorp Inc.	45	507
Owens Realty Mortgage Inc.	13	232
PennyMac Financial Services Inc. - Class A (b)	99	1,693
PRA Group Inc. (b)	330	10,917
Preferred Bank	59	3,184
Primerica Inc.	41	3,405
PrivateBancorp Inc.	28	1,647
ProAssurance Corp.	49	2,936
Prosperity Bancshares Inc.	58	4,023
Radian Group Inc.	135	2,423
Regional Management Corp. (b)	54	1,047
RenaissanceRe Holdings Ltd.	80	11,517
S&T Bancorp Inc.	37	1,296
Sandy Spring Bancorp Inc.	79	3,226
Selective Insurance Group Inc.	106	5,013
Shore Bancshares Inc.	18	304
State Bank Financial Corp.	67	1,740
Stifel Financial Corp. (b)	20	984
Stock Yards Bancorp Inc.	44	1,780
TCF Financial Corp.	684	11,639
Texas Capital Bancshares Inc. (b)	29	2,418
Third Point Reinsurance Ltd. (b)	40	483
Tier REIT Inc.	36	619
UMB Financial Corp.	78	5,883
Umpqua Holdings Corp.	710	12,598
Union Bankshares Corp.	49	1,736
Universal Insurance Holdings Inc. (a)	164	4,018
Valley National Bancorp	471	5,555
Walker & Dunlop Inc. (b)	125	5,216
Washington Federal Inc.	145	4,792
Waterstone Financial Inc.	215	3,930
Webster Financial Corp.	49	2,448
Western Alliance Bancorp (b)	38	1,848
Wintrust Financial Corp.	150	10,327
WSFS Financial Corp.	34	1,540
		308,781
Health Care 7.3%
Acadia HealthCare Co. Inc. (b)	47	2,047
Acceleron Pharma Inc. (b)	27	712
Agenus Inc. (a) (b)	222	838
Allscripts-Misys Healthcare Solutions Inc. (b)	477	6,051
AngioDynamics Inc. (b)	21	373
Array BioPharma Inc. (b)	263	2,349
Bluebird Bio Inc. (a) (b)	15	1,375
Charles River Laboratories International Inc. (b)	34	3,036
Exelixis Inc. (b)	77	1,670
Global Blood Therapeutics Inc. (b)	62	2,271
Halyard Health Inc. (b)	63	2,395
Hill-Rom Holdings Inc.	204	14,424
ICU Medical Inc. (b)	6	864
Immunomedics Inc. (a) (b)	79	511
Impax Laboratories Inc. (b)	224	2,834
Innoviva Inc. (b)	54	741
Lannett Co. Inc. (a) (b)	58	1,305
Magellan Health Services Inc. (b)	115	7,947
Medidata Solutions Inc. (b)	57	3,301
MEDNAX Inc. (b)	181	12,565
Omeros Corp. (a) (b)	35	531
Owens & Minor Inc.	114	3,948
Pacira Pharmaceuticals Inc. (b)	72	3,291
PharMerica Corp. (b)	36	847
Prestige Brands Holdings Inc. (b)	51	2,834
PTC Therapeutics Inc. (b)	47	466
VCA Inc. (b)	34	3,088
		82,614
Industrials 17.7%
AAR Corp.	44	1,471
ABM Industries Inc.	26	1,121
	Shares/Par†	Value
Acacia Research Corp. (b)	131	753
ACCO Brands Corp. (b)	263	3,454
Actuant Corp. - Class A	176	4,651
Air Lease Corp. - Class A	215	8,343
Amerco Inc.	8	2,952
Applied Industrial Technologies Inc.	20	1,246
Atkore International Group Inc. (b)	93	2,455
AZZ Inc.	64	3,800
Barrett Business Services Inc.	24	1,309
Blue Bird Corp. (a) (b)	75	1,285
Brady Corp. - Class A	16	603
CEB Inc.	57	4,450
Chart Industries Inc. (b)	39	1,369
Chicago Bridge & Iron Co. NV	63	1,940
Cubic Corp.	61	3,224
DigitalGlobe Inc. (b)	21	676
Donaldson Co. Inc.	122	5,575
Ducommun Inc. (b)	44	1,268
EMCOR Group Inc.	73	4,589
EnerSys Inc.	12	975
Ennis Inc.	69	1,177
Esterline Technologies Corp. (b)	18	1,585
Forward Air Corp.	54	2,552
GATX Corp. (a)	41	2,519
Generac Holdings Inc. (b)	97	3,609
Gibraltar Industries Inc. (b)	50	2,055
Graco Inc.	67	6,326
Greenbrier Cos. Inc. (a)	35	1,513
Harsco Corp. (b)	251	3,202
HUB Group Inc. - Class A (b)	60	2,787
Kelly Services Inc. - Class A	15	318
Kennametal Inc.	150	5,879
Kforce Inc.	145	3,427
Knoll Inc.	156	3,705
MasTec Inc. (b)	26	1,042
Meritor Inc. (b)	53	901
MRC Global Inc. (b)	75	1,375
Navigant Consulting Inc. (b)	15	352
NCI Building Systems Inc. (b)	111	1,906
PGT Inc. (b)	1,265	13,598
Proto Labs Inc. (b)	40	2,025
Quad/Graphics Inc. - Class A	105	2,651
Quanex Building Products Corp.	656	13,292
Radiant Logistics Inc. (b)	65	325
Raven Industries Inc.	22	630
REV Group Inc. (b)	100	2,748
Rush Enterprises Inc. - Class A (b)	180	5,932
SkyWest Inc.	66	2,266
SP Plus Corp. (b)	15	497
Spirit Airlines Inc. (b)	89	4,750
SPX Corp. (b)	213	5,158
Steelcase Inc. - Class A	691	11,581
Team Inc. (b)	19	502
Teledyne Technologies Inc. (b)	10	1,237
Tetra Tech Inc.	170	6,944
Titan Machinery Inc. (b)	64	989
Tutor Perini Corp. (b)	37	1,173
Universal Forest Products Inc.	8	765
Vectrus Inc. (b)	19	421
Wabash National Corp.	432	8,933
Woodward Governor Co.	107	7,261
YRC Worldwide Inc. (b)	205	2,257
		199,674
Information Technology 10.1%
3D Systems Corp. (a) (b)	77	1,149
Advanced Energy Industries Inc. (b)	9	593
Advanced Micro Devices Inc. (b)	254	3,703
Alpha & Omega Semiconductor Ltd. (b)	11	184
Ambarella Inc. (a) (b)	74	4,054
Bel Fuse Inc. - Class B	29	738
Benchmark Electronics Inc. (b)	107	3,408
Brooks Automation Inc.	75	1,684
ChannelAdvisor Corp. (b)	68	753
Cohu Inc.	260	4,802

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Convergys Corp.	26	548
Dolby Laboratories Inc.	78	4,113
Ebix Inc. (a)	49	3,026
Entegris Inc. (b)	221	5,174
ePlus Inc. (b)	24	3,215
FARO Technologies Inc. (b)	107	3,839
Finisar Corp. (b)	102	2,785
Immersion Corp. (b)	136	1,181
Infinera Corp. (b)	163	1,666
Insight Enterprises Inc. (b)	56	2,318
Integrated Device Technology Inc. (b)	134	3,184
Limelight Networks Inc. (b)	135	347
Manhattan Associates Inc. (b)	65	3,361
Mantech International Corp. - Class A	16	561
MKS Instruments Inc.	15	1,029
MoneyGram International Inc. (b)	415	6,981
NetGear Inc. (b)	15	727
NetScout Systems Inc. (b)	87	3,309
OSI Systems Inc. (b)	39	2,847
PFSweb Inc. (b)	100	655
Plexus Corp. (b)	13	758
Progress Software Corp.	9	258
Sanmina Corp. (b)	48	1,956
Stratasys Ltd. (a) (b)	172	3,528
Super Micro Computer Inc. (b)	37	926
SYNNEX Corp.	10	1,118
Tech Data Corp. (b)	84	7,878
Teradata Corp. (b)	178	5,526
Teradyne Inc.	180	5,604
Tower Semiconductor Ltd. (b)	326	7,515
Travelport Worldwide Ltd.	232	2,735
TTM Technologies Inc. (b)	204	3,298
Vishay Intertechnology Inc. (a)	82	1,353
		114,387
Materials 5.0%
AK Steel Holding Corp. (b)	256	1,838
Carpenter Technology Corp.	20	765
Chemours Co.	109	4,198
Cliffs Natural Resources Inc. (b)	316	2,596
Commercial Metals Co.	181	3,471
Domtar Corp.	51	1,858
Graphic Packaging Holding Co.	294	3,779
Greif Inc. - Class A	53	2,895
HB Fuller Co.	116	5,965
Koppers Holdings Inc. (b)	4	178
Kronos Worldwide Inc. (a)	73	1,208
Olympic Steel Inc.	37	695
Owens-Illinois Inc. (b)	254	5,173
PolyOne Corp.	90	3,068
Reliance Steel & Aluminum Co.	86	6,911
Ryerson Holding Corp. (b)	93	1,171
Schnitzer Steel Industries Inc. - Class A	16	333
Schweitzer-Mauduit International Inc.	218	9,025
Stepan Co.	15	1,160
		56,287
Real Estate 5.9%
Ashford Hospitality Prime Inc.	33	352
Ashford Hospitality Trust Inc.	343	2,188
Brandywine Realty Trust	71	1,159
CBL & Associates Properties Inc.	144	1,374
CubeSmart	121	3,149
DCT Industrial Trust Inc.	51	2,476
DiamondRock Hospitality Co.	184	2,047
Education Realty Trust Inc.	17	678
Four Corners Property Trust Inc.	301	6,867
Geo Group Inc.	114	5,307
Getty Realty Corp.	117	2,954
Gramercy Property Trust	141	3,704
Healthcare Realty Trust Inc.	28	902
Highwoods Properties Inc.	84	4,130
LaSalle Hotel Properties	58	1,685
Lexington Realty Trust	496	4,949
Mack-Cali Realty Corp.	46	1,226
Pebblebrook Hotel Trust (a)	23	686
	Shares/Par†	Value
PS Business Parks Inc.	30	3,511
QTS Realty Trust Inc. - Class A	39	1,926
RE/MAX Holdings Inc. - Class A	28	1,677
RLJ Lodging Trust	32	754
Summit Hotel Properties Inc.	139	2,217
Sun Communities Inc.	24	1,925
Sunstone Hotel Investors Inc.	42	645
Terreno Realty Corp	50	1,411
Uniti Group Inc.	146	3,768
Washington REIT	103	3,218
		66,885
Telecommunication Services 0.2%
IDT Corp. - Class B	108	1,375
Shenandoah Telecommunications Co.	18	494
		1,869
Utilities 4.6%
Allete Inc.	31	2,114
Avista Corp.	20	771
Black Hills Corp.	47	3,134
Chesapeake Utilities Corp.	77	5,320
Connecticut Water Services Inc.	28	1,477
El Paso Electric Co.	70	3,557
IDACORP Inc.	44	3,693
Middlesex Water Co.	105	3,869
Northwest Natural Gas Co.	37	2,177
ONE Gas Inc.	5	362
Ormat Technologies Inc.	159	9,074
Otter Tail Corp.	35	1,321
PNM Resources Inc.	125	4,622
SJW Corp.	58	2,804
Southwest Gas Corp.	14	1,200
Spire Inc.	37	2,476
WGL Holdings Inc.	49	4,052
		52,023
Total Common Stocks (cost $962,374)		1,097,643
SHORT TERM INVESTMENTS 5.4%
Investment Companies 2.4%
JNL Money Market Fund, 0.53% (c) (d)	26,583	26,583
Securities Lending Collateral 3.0%
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	34,173	34,173
Total Short Term Investments (cost $60,756)		60,756
Total Investments 102.8% (cost $1,023,130)		1,158,399
Other Assets and Liabilities, Net (2.8)%		(31,107)
Total Net Assets 100.0%		$1,127,292

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Neuberger Berman Strategic Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.1%
Accredited Mortgage Loan Trust
Series 2005-A2D-4, REMIC, 1.30%, 12/25/35 (b)	91	$88
Series 2006-A4-1, REMIC, 1.26%, 04/25/36 (b)	2,380	2,241
ACE Securities Corp. Home Equity Loan Trust
Series 2005-M3-HE3, REMIC, 1.69%, 05/25/35 (b)	4,600	4,384
Aegis Asset Backed Securities Trust
Series 2005-M2-3, REMIC, 1.46%, 08/25/35 (b)	3,090	2,850
American Airlines Pass-Through Trust
Series 2014-B-1, 4.38%, 10/01/22	2,481	2,493
Ameriquest Mortgage Securities Inc.
Series 2005-M3-R5, REMIC, 1.47%, 07/25/35 (b)	3,750	3,670
Series 2005-M3-R8, REMIC, 1.49%, 10/25/35 (b)	1,305	1,185
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-R7, REMIC, 1.48%, 09/25/35 (b)	1,480	1,437
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M1-W10, REMIC, 1.88%, 10/25/34 (b)	516	477
Series 2005-M1-W2, REMIC, 1.47%, 10/25/35 (b)	3,020	2,688
Asset Backed Securities Corp. Home Equity
Series 2006-A3-HE1, REMIC, 1.18%, 01/25/36 (b)	52	51
Asset-Backed Pass-Through Certificates
Series 2004-A1A-R2, REMIC, 1.67%, 04/25/34 (b)	198	196
Bear Stearns Asset Backed Securities I Trust
Series 2005-M1-AQ2, REMIC, 1.72%, 09/25/35 (b)	2,430	2,324
Bear Stearns Asset Backed Securities Trust
Series 2005-M1-TC1, REMIC, 1.64%, 05/25/35 (b)	326	322
Series 2006-1M3-HE1, REMIC, 1.44%, 12/25/35 (b)	1,600	1,380
Series 2006-2M1-HE1, REMIC, 1.39%, 02/25/36 (b)	455	453
Carrington Mortgage Loan Trust
Series 2005-M4-OPT2, REMIC, 1.96%, 05/25/35 (b)	2,605	2,429
Series 2005-M1-NC5, REMIC, 1.46%, 10/25/35 (b)	4,100	3,796
Series 2006-A4-NC1, REMIC, 1.29%, 01/25/36 (b)	3,300	3,094
Series 2006-A4-RFC1, REMIC, 1.22%, 03/25/36 (b)	2,400	2,238
Chase Issuance Trust
Series 2016-A7-A7, 1.06%, 09/15/17	14,553	14,541
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.06%, 10/10/47 (b)	13,955	869
Interest Only, Series 2015-XA-GC27, REMIC, 1.43%, 02/10/48 (b)	8,117	677
Citigroup Mortgage Loan Trust Inc.
Series 2005-M1-HE2, REMIC, 1.73%, 05/25/35 (b) (c)	46	46
Series 2006-M1-WFH4, REMIC, 1.26%, 11/25/36 (b)	2,206	2,008
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2013-XB-LC6, REMIC, 0.35%, 01/10/23 (b) (c)	14,500	305
Interest Only, Series 2013-XB-CR6, REMIC, 0.63%, 02/10/23 (b)	2,500	75
Interest Only, Series 2014-XA-CR16, REMIC, 1.20%, 04/10/47 (b)	16,562	874
Interest Only, Series 2014-XA-LC15, REMIC, 1.35%, 04/10/47 (b)	23,778	1,375
Interest Only, Series 2014-XA-UBS3, REMIC, 1.32%, 06/10/47 (b)	15,540	945
Interest Only, Series 2014-XA-UBS6, REMIC, 1.05%, 12/10/47 (b)	13,189	708
Ellington Loan Acquisition Trust
Series 2007-A2E-2, REMIC, 2.08%, 05/25/37 (b) (c)	1,676	1,670
	Shares/Par†	Value
EquiFirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 2.05%, 09/25/33 (b)	676	663
Series 2005-M3-1, REMIC, 1.70%, 04/25/35 (b)	908	852
Fannie Mae Connecticut Avenue Securities
Series 2017-2M2-C02, 4.63%, 09/25/29 (b)	4,100	4,127
FBR Securitization Trust
Series 2005-M2-2, REMIC, 1.73%, 09/25/35 (b)	2,000	1,893
Fieldstone Mortgage Investment Trust
Series 2005-M5-1, REMIC, 2.11%, 03/25/35 (b)	3,530	3,302
First Franklin Mortgage Loan Trust
Series 2005-M1-FF1, REMIC, 1.72%, 12/25/34 (b)	63	61
GS Mortgage Securities Corp. II
Interest Only, Series 2015-XA-GC30, REMIC, 0.90%, 05/10/50 (b)	20,700	1,014
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.13%, 01/10/24 (b)	21,846	1,165
Interest Only, Series 2014-XA-GC26, REMIC, 1.08%, 11/10/47 (b)	15,446	917
Home Equity Asset Trust
Series 2005-M1-8, REMIC, 1.41%, 02/25/36 (b)	1,035	1,024
Home Equity Mortgage Trust
Series 2004-M2-5, REMIC, 2.58%, 02/25/35 (b)	206	201
HSI Asset Securitization Corp. Trust
Series 2006-2A4-OPT1, REMIC, 1.28%, 12/25/35 (b)	2,640	2,592
Series 2006-M1-OPT1, REMIC, 1.34%, 12/25/35 (b)	1,390	1,321
Series 2006-M2-OPT2, REMIC, 1.37%, 01/25/36 (b)	3,690	3,371
JPMorgan Alternative Loan Trust
Series 2007-12A3-A2, REMIC, 1.17%, 06/25/37 (b)	1,307	1,267
JPMorgan Mortgage Acquisition Trust
Series 2005-M2-OPT2, REMIC, 1.43%, 12/25/35 (b)	4,600	4,399
Series 2006-A5-ACC1, REMIC, 1.22%, 05/25/36 (b)	1,000	991
Series 2007-MV2-CH1, REMIC, 1.26%, 11/25/36 (b)	1,990	1,873
Morgan Stanley ABS Capital I Inc. Trust
Series 2005-M4-HE3, REMIC, 1.96%, 07/25/35 (b)	870	857
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.15%, 02/15/24 (b)	13,554	699
Morgan Stanley Dean Witter Capital I Inc. Trust
Series 2002-M1-AM2, REMIC, 2.11%, 05/25/32 (b)	556	534
Morgan Stanley Home Equity Loan Trust
Series 2006-A4-2, REMIC, 1.26%, 02/25/36 (b)	563	534
Navient Student Loan Trust
Series 2016-A1-6A, 1.46%, 02/25/19 (b) (c)	2,164	2,168
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 1.35%, 03/25/36 (b)	3,490	3,196
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M4-WHQ1, REMIC, 2.71%, 09/25/34 (b)	971	928
Series 2004-M4-WWF1, REMIC, 2.63%, 12/25/34 (b)	690	670
Series 2004-M3-WHQ2, REMIC, 2.02%, 02/25/35 (b)	1,375	1,358
Series 2005-M4-WHQ3, REMIC, 1.93%, 06/25/35 (b)	2,300	2,205
Popular ABS Mortgage Pass-Through Trust
Series 2005-MV1-5, REMIC, 1.42%, 11/25/35 (b)	1,157	1,085
RAAC Series Trust
Series 2004-MII1-SP3, REMIC, 1.63%, 09/25/34 (b)	2,409	2,068
RAMP Trust
Series 2005-M4-RZ2, REMIC, 1.82%, 05/25/35 (b)	2,880	2,747
Series 2005-M3-RZ4, REMIC, 1.50%, 11/25/35 (b)	3,190	3,034

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Series 2006-M1-RZ3, REMIC, 1.33%, 08/25/36 (b)	1,750	1,465
RASC Trust
Series 2005-M5-KS6, REMIC, 1.96%, 07/25/35 (b)	4,700	4,611
Renaissance Home Equity Loan Trust
Series 2005-AV3-1, REMIC, 1.31%, 05/25/35 (b)	479	424
Residential Asset Securitization Trust
Series 2003-AII-RS2, REMIC, 1.66%, 03/25/33 (b)	106	96
Securitized Asset Backed Receivables LLC Trust
Series 2005-M1-OP1, REMIC, 1.60%, 01/25/35 (b)	1,609	1,528
Soundview Home Loan Trust
Series 2005-M1-OPT3, REMIC, 1.45%, 11/25/35 (b)	4,500	4,059
Series 2006-A4-1, REMIC, 1.28%, 02/25/36 (b)	2,609	2,477
Series 2006-M1-WF2, REMIC, 1.20%, 12/25/36 (b)	3,540	3,266
Series 2007-2A3-1, REMIC, 1.15%, 03/25/37 (b)	1,896	1,818
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 2.11%, 06/25/33 (b)	159	158
Series 2004-A3-6, REMIC, 1.78%, 07/25/34 (b)	655	632
Structured Asset Securities Corp.
Series 2005-M3-NC1, REMIC, 1.76%, 02/25/35 (b)	3,524	3,370
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-M3-NC2, REMIC, 1.63%, 05/25/35 (b)	161	158
Series 2005-M4-WF4, REMIC, 1.56%, 11/25/35 (b)	3,300	3,165
Wells Fargo Commercial Mortgage Trust
Series 2014-A1-LC16, REMIC, 1.29%, 04/15/19	373	372
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C21, REMIC, 1.15%, 08/15/47 (b)	15,257	886
WF-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.38%, 03/15/47 (b)	11,147	652
Total Non-U.S. Government Agency Asset-Backed Securities (cost $135,048)		144,142
CORPORATE BONDS AND NOTES 20.4%
Consumer Discretionary 3.2%
Charter Communications Operating LLC
4.91%, 07/23/25	4,020	4,245
6.48%, 10/23/45	3,065	3,536
5.38%, 05/01/47 (c)	2,560	2,571
General Motors Co.
6.75%, 04/01/46	1,630	1,910
Viacom Inc.
3.88%, 04/01/24	1,470	1,466
4.38%, 03/15/43	3,435	2,976
5.87%, 02/28/57 (b)	3,470	3,539
		20,243
Consumer Staples 0.3%
Marfrig Holdings Europe BV
8.00%, 06/08/23	200	209
Reynolds American Inc.
4.45%, 06/12/25	1,470	1,546
		1,755
Energy 2.1%
Apache Corp.
4.75%, 04/15/43	685	683
Energy Transfer Partners LP
6.50%, 02/01/42	1,575	1,703
Fermaca Enterprises S de RL de CV
6.38%, 03/30/38 (c)	191	195
Hess Corp.
4.30%, 04/01/27	2,880	2,835
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18	200	215
KazMunayGas National Co. JSC
6.38%, 04/09/21	200	220
	Shares/Par†	Value
Kinder Morgan Inc.
5.55%, 06/01/45	2,245	2,302
Noble Energy Inc.
5.25%, 11/15/43	1,945	2,009
Petroleos de Venezuela SA
5.38%, 04/12/27	180	63
Petroleos Mexicanos
4.77%, 03/11/22 (b) (c)	107	115
4.63%, 09/21/23	114	115
5.50%, 06/27/44	112	99
6.38%, 01/23/45	502	489
6.75%, 09/21/47	223	226
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23 (c)	600	636
Southern Gas Corridor CJSC Co.
6.88%, 03/24/26 (c)	206	226
6.88%, 03/24/26	400	439
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23	340	330
		12,900
Financials 6.4%
American Express Co.
4.90%, (callable at 100 beginning 03/15/20) (d)	1,045	1,043
Bank of America Corp.
3.95%, 04/21/25	2,930	2,917
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	250	247
Capital One NA
2.35%, 01/31/20	3,490	3,484
Citigroup Inc.
5.80%, (callable at 100 beginning 11/15/19) (d)	805	829
Corp. Financiera de Desarrollo SA
5.25%, 07/15/29 (c)	408	428
Credit Suisse Group AG
3.57%, 01/09/23 (c)	1,775	1,772
Diamond 1 Finance Corp.
4.42%, 06/15/21 (c)	3,750	3,921
5.45%, 06/15/23 (c)	3,420	3,675
Discover Financial Services
4.10%, 02/09/27	2,065	2,063
Entertainment Properties Trust
5.75%, 08/15/22	2,125	2,320
ERAC USA Finance LLC
4.20%, 11/01/46 (c)	2,770	2,514
General Motors Financial Co. Inc.
3.20%, 07/06/21	1,810	1,817
4.30%, 07/13/25	2,255	2,288
4.00%, 10/06/26	3,075	3,028
Goldman Sachs Group Inc.
5.15%, 05/22/45	2,165	2,267
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (d)	1,405	1,430
Petrobras International Finance Co.
6.88%, 01/20/40	150	143
Trade & Development Bank of Mongolia LLC
9.38%, 05/19/20 (c)	200	213
UBS Group Funding Switzerland AG
4.25%, 03/23/28 (c)	2,660	2,696
Ukreximbank Via Biz Finance Plc
9.63%, 04/27/22 (c)	280	281
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	329
6.03%, 07/05/22	380	407
		40,112
Health Care 1.1%
Abbott Laboratories
4.90%, 11/30/46	1,635	1,681
AbbVie Inc.
4.45%, 05/14/46	1,570	1,509
Teva Pharmaceutical Finance III BV
2.20%, 07/21/21	3,560	3,425
		6,615

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Industrials 0.8%
Delta Air Lines Inc.
3.63%, 03/15/22	2,755	2,807
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (d)	1,681	1,768
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42	200	210
		4,785
Information Technology 2.0%
Apple Inc.
4.65%, 02/23/46	1,930	2,070
Everett Spinco Inc.
2.88%, 03/27/20 (c)	1,430	1,442
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	2,230	2,315
Hewlett-Packard Co.
4.65%, 12/09/21	3,370	3,603
Seagate HDD Cayman
4.88%, 03/01/24 (c)	3,410	3,346
		12,776
Materials 0.0%
Codelco
6.15%, 10/24/36	190	222
Vale Overseas Ltd.
6.25%, 08/10/26	71	77
		299
Real Estate 0.2%
Omega Healthcare Investors Inc.
4.50%, 01/15/25	1,275	1,272
Telecommunication Services 2.6%
AT&T Inc.
4.75%, 05/15/46	4,210	3,940
5.70%, 03/01/57	4,150	4,258
Telefonica Emisiones SAU
4.10%, 03/08/27	2,070	2,086
5.21%, 03/08/47	2,040	2,073
Verizon Communications Inc.
4.13%, 08/15/46	1,475	1,270
4.67%, 03/15/55	2,633	2,354
		15,981
Utilities 1.7%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (c)	200	214
Dominion Resources Inc.
5.75%, 10/01/54 (b)	2,000	2,075
Electricite de France SA
5.63%, (callable at 100 beginning 01/22/24) (c) (d)	3,215	3,121
Georgia Power Co.
3.25%, 03/30/27	2,105	2,040
Great Plains Energy Inc.
3.15%, 04/01/22	3,060	3,090
		10,540
Total Corporate Bonds And Notes (cost $126,201)		127,278
VARIABLE RATE SENIOR LOAN INTERESTS 17.9% (b)
Consumer Discretionary 5.0%
1011778 B.C. Unlimited Liability Co.
Incremental Term Loan B-3, 0.00%, 02/16/24 (e)	165	165
Acosta Holdco Inc.
Term Loan, 4.29%, 09/26/21	649	607
Advantage Sales and Marketing Inc.
1st Lien Term Loan, 4.25%, 07/07/20	1,006	995
AMC Entertainment Inc.
Term Loan, 3.66%, 12/15/22	622	627
ARAMARK Services Inc.
Term Loan F, 3.50%, 02/21/21	401	402
Term Loan B, 2.98%, 03/09/24	190	191
Bass Pro Group LLC
Term Loan, 4.10%, 06/15/20	556	546
Term Loan B, 5.97%, 04/01/24	525	505
Boyd Gaming Corp.
Term Loan B-2, 0.00%, 09/15/23 (e)	400	402
	Shares/Par†	Value
Bright Horizons Family Solutions Inc.
Term Loan B, 3.60%, 11/03/23	365	368
CH Hold Corp.
1st Lien Term Loan, 4.00%, 02/01/24	250	252
Charter Communications Operating LLC
Term Loan F, 2.79%, 01/03/21	437	437
Term Loan I, 3.23%, 01/15/24	847	851
Citycenter Holdings LLC
Term Loan B, 3.75%, 10/09/20	647	652
CS Intermediate Holdco 2 LLC
Term Loan B, 3.75%, 11/02/23	185	186
CSC Holdings LLC
Term Loan, 3.94%, 10/15/24	780	778
1st Lien Term Loan, 0.00%, 07/15/25 (e)	470	469
Cumulus Media Holdings Inc.
Term Loan, 4.25%, 12/31/20	557	417
Delta 2 Lux SARL
1st Lien Term Loan B, 4.57%, 02/01/24	945	944
Eldorado Resorts LLC
Term Loan B, 4.25%, 07/25/22	266	265
Term Loan B, 0.00%, 03/16/24 (e)	755	753
ESH Hospitality Inc.
Term Loan B, 3.28%, 08/30/23	249	250
Fort Dearborn Co.
1st Lien Term Loan, 5.00%, 10/19/23	473	475
Four Seasons Holdings Inc.
Term Loan B, 3.75%, 11/18/23	380	384
Garda World Security Corp.
Delayed Draw Term Loan, 4.00%, 11/05/20	154	154
Term Loan B, 4.00%, 11/05/20	470	471
General Nutrition Centers Inc.
Term Loan, 3.29%, 03/04/19	429	367
Gray Television Inc.
Term Loan B, 3.33%, 02/28/24	150	151
HD Supply Inc.
Incremental Term Loan B-1, 3.75%, 08/13/21	203	205
Helix Gen Funding LLC
Term Loan B, 3.75%, 03/09/24	178	181
Hilton Worldwide Finance LLC
Term Loan B-2, 2.98%, 10/25/23	755	760
iHeartCommunications Inc.
Term Loan D, 7.53%, 01/30/19	320	274
JELD-WEN Inc.
Term Loan B, 4.00%, 07/01/22	315	316
Las Vegas Sands LLC
Term Loan B, 3.04%, 12/12/20	1,122	1,122
Lions Gate Entertainment Corp.
1st Lien Term Loan, 3.85%, 10/12/23	108	109
Mediacom Illinois LLC
Term Loan K, 3.20%, 02/19/24	210	211
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.28%, 04/15/23	248	249
Midas Intermediate Holdco II LLC
Incremental Term Loan B, 0.00%, 08/18/21 (e)	275	277
Mission Broadcasting Inc.
Term Loan B-2, 3.94%, 09/26/23	39	40
Mohegan Tribal Gaming Authority
Term Loan A, 5.03%, 10/13/21	100	100
Term Loan B, 5.50%, 09/28/23	314	315
Nexstar Broadcasting Inc.
Term Loan B, 3.94%, 09/22/23	405	408
Numericable Group SA
Term Loan B-11, 0.00%, 06/22/25 (e)	830	827
Numericable US LLC
Term Loan B-7, 5.29%, 01/08/24	859	859
Outfront Media Capital LLC
Term Loan B, 3.03%, 01/16/21	253	254
PetSmart Inc.
Term Loan B-2, 4.02%, 10/10/22	532	507
Pilot Travel Centers LLC
Term Loan B, 2.86%, 05/25/23	187	188
Pinnacle Entertainment Inc.
Term Loan B, 0.00%, 03/30/23 (e)	220	222
RedTop Luxembourg SARL
1st Lien Term Loan, 4.54%, 11/22/20	615	616

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Regal Cinemas Corp.
Term Loan, 3.28%, 04/01/22	250	252
Scientific Games International Inc.
Term Loan B-3, 4.85%, 10/01/21	880	891
SeaWorld Parks & Entertainment Inc.
Term Loan B-2, 3.25%, 05/13/20	766	762
ServiceMaster Co.
Term Loan B, 3.28%, 11/02/23	1,004	1,013
Sinclair Television Group Inc.
Term Loan B-2, 3.04%, 01/31/24	410	411
Sophia LP
Term Loan B, 4.25%, 09/30/22	821	820
Spin Holdco Inc.
Term Loan B, 4.28%, 11/14/19	415	414
Springer Science and Business Media Deutschland GmbH
Term Loan B-9, 4.75%, 08/14/20	417	416
SRAM LLC
Term Loan, 6.50%, 04/10/24	200	200
Station Casinos LLC
Term Loan B, 3.45%, 05/29/23	368	368
Tribune Media Co.
Term Loan C, 3.78%, 01/27/24	251	252
Twin River Management Group Inc.
Term Loan B, 5.25%, 07/10/20	682	692
Univision Communications Inc.
Term Loan C-5, 3.75%, 03/15/24	1,471	1,461
Wand Intermediate I LP
1st Lien Term Loan, 4.75%, 09/17/21	275	277
WideOpenWest Finance LLC
Term Loan B, 4.55%, 08/17/23	816	820
WMG Acquisition Corp.
Term Loan C, 3.75%, 11/19/23	752	754
Yum! Brands Inc.
1st Lien Term Loan B, 2.98%, 05/23/23	498	500
		31,407
Consumer Staples 0.4%
Albertsons LLC
Term Loan B-5, 4.25%, 12/23/22	328	330
Term Loan B-6, 4.30%, 06/22/23	215	216
B&G Foods Inc.
Term Loan B, 3.81%, 10/05/22	600	604
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.75%, 01/27/24	310	303
2nd Lien Term Loan, 8.50%, 01/27/25	55	54
Del Monte Foods Inc.
1st Lien Term Loan, 4.31%, 02/18/21	218	179
Oak Tea Inc.
Term Loan B-1, 4.25%, 05/09/21	274	276
Spectrum Brands Inc.
Term Loan, 3.35%, 06/23/22	249	251
US Foods Inc.
Term Loan B, 3.53%, 06/07/23	498	502
		2,715
Energy 0.5%
Eastern Power LLC
1st Lien Term Loan B, 0.00%, 10/02/23 (e)	115	115
Energy Transfer Equity LP
Term Loan B, 3.54%, 01/30/24	640	638
Gavilan Resources LLC
2nd Lien Term Loan, 7.00%, 02/24/24 (f)	200	197
McJunkin Red Man Corp.
Term Loan, 5.00%, 11/08/19	409	411
TEX Operations Co. LLC
Term Loan B, 3.53%, 08/04/23	619	617
Term Loan C, 3.53%, 08/04/23	141	141
TPF II Power LLC
Term Loan B, 5.00%, 10/02/21	738	740
		2,859
Financials 1.5%
AlixPartners LLP
Term Loan B, 0.00%, 04/29/24 (e)	110	110
Altice US Finance I Corp.
Term Loan B, 3.78%, 01/21/25	805	804
	Shares/Par†	Value
Avolon (Luxembourg) SARL
Term Loan B-2, 3.73%, 01/20/22	565	572
Capital Automotive LP
1st Lien Term Loan, 0.00%, 03/16/24 (e)	455	460
2nd Lien Term Loan, 7.00%, 03/21/25	290	293
Citco Funding LLC
Term Loan, 0.00%, 03/23/22 (e)	465	467
Compass Group Diversified Holdings LLC
Term Loan B, 3.75%, 06/06/21	195	196
DTZ US Borrower LLC
1st Lien Term Loan, 4.25%, 11/04/21	739	743
Flying Fortress Inc.
Term Loan, 3.25%, 10/30/22	600	605
Grosvenor Capital Management Holdings LLP
Term Loan B, 4.00%, 08/11/23 (f)	827	827
Guggenheim Partners LLC
Term Loan, 3.73%, 07/22/23	244	246
Harbourvest Partners LLC
Term Loan, 3.38%, 02/04/21	394	396
INEOS US Finance LLC
Term Loan, 3.53%, 03/31/22	492	495
Nielsen Finance LLC
Term Loan B-3, 3.35%, 09/28/23	275	276
Realogy Corp.
Term Loan B, 3.03%, 07/20/22	996	1,005
SAM Finance Lux SARL
Term Loan, 4.39%, 12/17/20	233	235
Solera LLC
Term Loan B, 4.25%, 02/28/23	355	356
UPC Financing Partnership
Term Loan AP, 3.91%, 04/15/25	455	456
Vantiv LLC
Term Loan B, 3.41%, 06/15/21	873	879
		9,421
Health Care 2.5%
Alere Inc.
Term Loan B, 4.25%, 06/15/22	64	64
Catalent Pharma Solutions Inc.
Term Loan B, 3.75%, 04/30/21	856	865
Change Healthcare Holdings Inc.
Term Loan B, 3.75%, 02/02/24	305	305
Community Health Systems Inc.
Term Loan H, 4.05%, 01/27/21	741	731
Concentra Inc.
1st Lien Term Loan, 4.06%, 06/01/22	596	598
Endo Luxembourg Finance Co. I SARL
Term Loan B, 3.81%, 06/30/22	2,072	2,068
Envision Healthcare Corp.
Term Loan B, 4.15%, 11/15/23	1,235	1,245
Grifols Worldwide Operations USA Inc.
Term Loan, 3.20%, 01/23/25	985	986
HCA Inc.
Term Loan B-6, 4.03%, 03/18/23	457	459
Term Loan B-8, 3.03%, 02/15/24	559	563
IASIS Healthcare LLC
Term Loan B-2, 4.50%, 05/03/18	654	653
Jaguar Holding Co. II
Term Loan B, 4.25%, 08/05/22	1,027	1,030
Mallinckrodt International Finance SA
Term Loan B, 3.75%, 09/24/24	775	774
MPH Acquisition Holdings LLC
Term Loan B, 5.00%, 05/16/20	479	485
National Mentor Holdings Inc.
Term Loan B, 4.25%, 01/31/21	412	413
Nature's Bounty Co.
Term Loan B, 4.50%, 05/05/23	541	544
Prestige Brands Inc.
Term Loan B-4, 3.53%, 01/20/24	300	302
Quintiles IMS Inc.
Term Loan B, 2.75%, 03/03/24	180	182
RPI Finance Trust
Term Loan B-5, 3.50%, 10/14/22	497	498
Team Health Holdings Inc.
1st Lien Term Loan, 3.75%, 01/12/24	620	615

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.20%, 02/13/19	51	51
Term Loan B, 5.65%, 12/11/19 - 08/05/20	1,105	1,108
Term Loan B, 5.57%, 03/13/22	845	847
		15,386
Industrials 2.4%
Advanced Disposal Services Inc.
Term Loan B-3, 3.70%, 10/27/23	609	612
Air Medical Group Holdings Inc.
Term Loan B, 4.25%, 04/28/22	414	414
American Airlines Inc.
Term Loan B, 2.98%, 06/27/20	623	622
Term Loan B, 3.28%, 04/28/23	90	90
Term Loan B, 3.41%, 12/07/23	365	365
Avis Budget Car Rental LLC
Term Loan B, 2.82%, 03/15/22	332	333
BE Aerospace Inc.
Term Loan B, 4.00%, 11/12/21	200	200
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.00%, 12/18/20	411	411
Capsugel Holdings US Inc.
Term Loan B, 4.00%, 07/31/21	275	275
Crosby US Acquisition Corp.
1st Lien Term Loan, 4.05%, 11/22/20	605	557
DigitalGlobe Inc.
Term Loan B, 3.53%, 12/22/23	160	160
Doosan Infracore International Inc.
Term Loan B, 4.50%, 05/28/21	307	311
Emerald Expositions Holding Inc.
Term Loan B, 4.75%, 06/12/20	739	743
Filtration Group Corp.
1st Lien Term Loan, 4.30%, 11/20/20	642	647
Delayed Draw Term Loan, 4.25%, 11/21/20	94	94
Gates Global LLC
Term Loan B, 4.25%, 07/03/21	370	370
1st Lien Term Loan B, 0.00%, 03/29/24 (e)	220	220
Harsco Corp.
Term Loan B, 6.00%, 10/27/23	120	121
Hertz Corp.
Term Loan B, 3.53%, 06/02/23	1,237	1,239
Husky Injection Molding Systems Ltd.
1st Lien Term Loan, 4.25%, 07/02/18	793	796
Kenan Advantage Group Inc.
Strip Delayed Draw Term Loan, 2.50%, 07/31/17	44	44
Term Loan, 3.78%, 07/22/22	627	627
Term Loan B, 3.78%, 07/29/22	193	193
Milacron LLC
Term Loan B, 3.78%, 09/24/23	735	738
Mueller Water Products Inc.
Term Loan B, 3.28%, 11/25/21	550	554
ON Assignment Inc.
Term Loan B, 3.03%, 06/05/22	215	216
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.25%, 05/02/22	384	388
Rexnord LLC
Term Loan B, 3.79%, 08/21/23	556	557
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 3.75%, 03/01/21	1,003	1,002
TransDigm Inc.
Term Loan D, 4.00%, 05/22/21	769	767
Extended Term Loan F, 3.78%, 06/09/23	50	50
TransUnion LLC
Term Loan B-2, 3.28%, 04/09/21	450	453
United Airlines Inc.
Term Loan B-1, 3.66%, 09/15/21	249	250
Term Loan B, 0.00%, 04/01/24 (e)	260	260
		14,679
Information Technology 2.0%
Applied Systems Inc.
1st Lien Term Loan, 4.00%, 01/25/21	198	199
Aristocrat Leisure Ltd.
Term Loan B, 3.14%, 10/20/21	187	188
Avast Software BV
Term Loan B, 5.00%, 07/19/22	528	532
	Shares/Par†	Value
CCC Information Services Inc.
Term Loan, 4.00%, 12/20/19	530	530
CDW LLC
Term Loan B, 3.25%, 08/12/23	278	279
Colorado Buyer Inc.
Term Loan B, 0.00%, 03/15/24 (e)	335	337
2nd Lien Term Loan, 0.00%, 03/14/25 (e)	135	135
CommScope Inc.
Term Loan B-5, 3.28%, 12/29/22	479	482
CPI Acquisition Inc.
Term Loan B, 5.83%, 08/17/22	406	377
Dell Inc.
Term Loan B, 3.50%, 09/07/23	863	866
First Data Corp.
Term Loan, 3.98%, 03/24/21 - 07/08/22	1,382	1,393
Gartner Inc.
Term Loan B, 0.00%, 03/15/24 (e)	190	191
Go Daddy Operating Co. LLC
Term Loan B, 3.41%, 02/08/22	165	165
Infor (US) Inc.
Term Loan B-6, 3.75%, 02/01/22	500	498
Kronos Inc.
1st Lien Term Loan, 5.03%, 10/18/23	616	619
Mitchell International Inc.
1st Lien Term Loan, 4.54%, 09/27/20	1,001	1,011
NeuStar Inc.
Term Loan B-2, 0.00%, 02/28/24 (e)	190	192
Oberthur Technologies SA
Term Loan B-1, 4.70%, 12/15/23	103	104
ON Semiconductor Corp.
Incremental Term Loan, 4.03%, 09/19/23	529	531
Optiv Security Inc.
1st Lien Term Loan, 4.25%, 01/20/24	270	271
Presidio Inc.
Term Loan B, 4.50%, 02/02/22	697	704
Rackspace Hosting Inc.
1st Lien Term Loan, 4.50%, 10/26/23	450	453
Radiate Holdco LLC
1st Lien Term Loan, 3.78%, 12/09/23	385	386
Riverbed Technology Inc.
Term Loan B, 4.25%, 04/24/22	330	329
Term Loan, 4.25%, 04/27/22	250	249
VF Holding Corp.
Term Loan, 4.25%, 06/30/23	224	225
WEX Inc.
Term Loan B, 4.28%, 06/30/23	219	221
Zebra Technologies Corp.
Term Loan B, 3.60%, 10/27/21	930	937
		12,404
Materials 1.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan B-2, 0.00%, 09/13/23 (e)	97	97
Allnex USA Inc.
Term Loan B-3, 0.00%, 09/13/23 (e)	73	73
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.53%, 09/22/23	445	446
Axalta Coating Systems US Holdings Inc.
Term Loan B-1, 3.50%, 02/01/23	255	257
Berlin Packaging LLC
1st Lien Term Loan, 4.50%, 09/11/21	917	921
Berry Plastics Group Inc.
Term Loan K, 3.11%, 02/08/20	947	952
Term Loan I, 3.28%, 10/01/22	290	291
Berry Plastics Holding Corp.
Term Loan G, 3.11%, 01/06/21	385	387
BWAY Holding Co.
Term Loan B, 0.00%, 03/22/24 (e)	880	877
BWAY Holding Co. Inc.
Term Loan B, 4.60%, 08/14/23	700	698
FMG Resources August 2006 Pty Ltd.
Term Loan B, 3.75%, 06/30/19	—	—
Huntsman International LLC
Term Loan B-2, 3.78%, 04/01/23	263	265

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Mauser US Corp. LLC
1st Lien Term Loan, 4.50%, 07/15/21	409	409
Quikrete Holdings Inc.
1st Lien Term Loan, 4.02%, 11/15/23	220	222
Reynolds Group Holdings Inc.
Term Loan, 3.78%, 01/14/23	1,331	1,335
SIG Combibloc US Acquisition Inc.
Term Loan, 4.00%, 03/13/22	727	731
Signode Industrial Group US Inc.
Term Loan B, 4.00%, 05/01/21	392	393
Solenis International LP
1st Lien Term Loan, 4.30%, 07/02/21	814	816
Tekni-Plex Inc.
Term Loan B, 4.54%, 06/01/22	497	497
TMS International Corp.
Term Loan B, 4.56%, 10/16/20	414	417
Univar Inc.
Term Loan B, 3.61%, 07/01/22	499	500
		10,584
Real Estate 0.1%
Equinix Inc.
Term Loan B, 3.28%, 01/09/23	600	604
Telecommunication Services 1.1%
Consolidated Communications Inc.
Delayed Draw Term Loan B-2, 0.00%, 10/05/23 (e)	195	196
Term Loan B, 4.00%, 12/31/23	254	255
Greeneden U.S. Holdings II LLC
Term Loan B, 5.02%, 12/01/23	413	416
Intelsat Jackson Holdings SA
Term Loan B-2, 3.89%, 06/30/19	1,138	1,113
Level 3 Financing Inc.
Term Loan B, 3.23%, 02/17/24	465	466
Premiere Global Services Inc.
1st Lien Term Loan, 7.50%, 12/08/21	367	365
SBA Senior Finance II LLC
Term Loan B-1, 3.24%, 03/24/21	198	199
Incremental Term Loan B, 3.04%, 06/10/22	415	415
Sprint Communications Inc.
1st Lien Term Loan B, 3.50%, 02/29/24	1,015	1,014
Syniverse Holdings Inc.
Term Loan, 0.00%, 04/23/19 (e)	460	423
Term Loan B, 4.00%, 04/23/19	305	280
Telesat Canada
Term Loan B-4, 3.85%, 11/17/23	410	413
Virgin Media Investment Holdings Ltd.
Term Loan I, 3.66%, 01/31/25	255	256
Zayo Group LLC
Term Loan B-2, 3.50%, 01/12/24	340	341
Ziggo Secured Finance Partnership
Term Loan E, 3.41%, 04/23/25	635	634
		6,786
Utilities 0.7%
Calpine Construction Finance Co. LP
Term Loan B-2, 3.28%, 01/01/22	830	829
Calpine Corp.
Term Loan B-7, 3.75%, 05/15/23	279	280
Dynegy Inc.
Incremental Term Loan C, 4.25%, 06/15/23	820	822
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.30%, 06/30/17	400	399
NRG Energy Inc.
Term Loan B, 3.03%, 06/07/23	557	559
Talen Energy Supply LLC
Term Loan B, 6.06%, 10/18/23	500	503
Telenet International Finance SARL
Term Loan AF, 3.91%, 01/31/25	1,001	1,001
Vistra Operations Co. LLC
Term Loan B-2, 4.19%, 12/12/23	220	220
		4,613
Total Variable Rate Senior Loan Interests (cost $111,508)		111,458
	Shares/Par†	Value
GOVERNMENT AND AGENCY OBLIGATIONS 44.8%
Mortgage-Backed Securities 21.2%
Federal Home Loan Mortgage Corp.
TBA, 3.00%, 04/15/32 - 04/15/47 (g)	20,345	20,447
TBA, 3.50%, 04/15/47 (g)	7,530	7,701
TBA, 4.00%, 04/15/47 (g)	24,555	25,758
Federal National Mortgage Association
TBA, 3.00%, 04/15/32 - 04/15/47 (g)	21,380	21,444
TBA, 3.50%, 04/15/47 (g)	8,200	8,388
TBA, 4.00%, 04/15/47 (g)	32,870	34,478
TBA, 4.50%, 04/15/47 (g)	1,920	2,059
Government National Mortgage Association
TBA, 3.00%, 04/15/47 (g)	3,150	3,178
TBA, 3.50%, 04/15/47 (g)	3,075	3,188
TBA, 4.00%, 04/15/47 (g)	5,465	5,772
		132,413
Sovereign 7.7%
Argentina Republic Government International Bond
6.88%, 04/22/21	200	215
5.63%, 01/26/22 (c)	107	110
6.88%, 01/26/27 (c)	160	162
8.28%, 12/31/33	855	914
7.13%, 07/06/36	150	145
2.50%, 12/31/38 (h)	660	415
Banque Centrale de Tunisie SA
5.75%, 01/30/25	250	241
Belize Government International Bond
5.00%, 02/20/38 (h)	283	184
Bermuda Government International Bond
4.85%, 02/06/24 (c)	280	295
3.72%, 01/25/27	200	192
Brazil Government International Bond
4.88%, 01/22/21	600	631
6.00%, 04/07/26	256	278
7.13%, 01/20/37	200	227
Colombia Government International Bond
8.13%, 05/21/24	240	306
7.38%, 09/18/37	140	179
Costa Rica Government International Bond
7.16%, 03/12/45 (c)	336	342
Croatia Government International Bond
6.75%, 11/05/19	400	436
6.63%, 07/14/20	300	329
6.00%, 01/26/24 (c)	260	288
6.00%, 01/26/24	200	221
Dominican Republic International Bond
6.88%, 01/29/26	400	438
7.45%, 04/30/44	100	110
7.45%, 04/30/44 (c)	188	208
6.85%, 01/27/45	100	103
Ecuador Government International Bond
10.50%, 03/24/20 (c)	364	386
Egypt Government International Bond
6.88%, 04/30/40	100	94
El Salvador Government International Bond
6.38%, 01/18/27	191	171
8.63%, 02/28/29	54	56
7.65%, 06/15/35	200	186
7.63%, 02/01/41	150	138
Eskom Holdings SOC Ltd.
7.13%, 02/11/25 (c)	219	221
Export Credit Bank of Turkey
5.38%, 10/24/23 (c)	200	196
Hungary Government International Bond
7.63%, 03/29/41	250	363
Indonesia Government International Bond
4.13%, 01/15/25	200	205
4.35%, 01/08/27	200	207
Ivory Coast Government International Bond
5.75%, 12/31/32	951	882
Japan International Cooperation Agency
2.13%, 10/20/26	1,780	1,662
Mexico Bonos
5.75%, 03/05/26, MXN	135,000	6,600

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
7.75%, 11/13/42, MXN	202,370	11,182
Mexico Government International Bond
4.15%, 03/28/27	200	203
4.60%, 01/23/46	250	239
4.35%, 01/15/47	200	184
Mongolia Government International Bond
8.75%, 03/09/24	400	436
Nigeria Government International Bond
7.88%, 02/16/32	200	208
Oman Government International Bond
3.63%, 06/15/21	200	202
3.88%, 03/08/22	200	202
Panama Government International Bond
8.88%, 09/30/27	150	211
Pertamina Persero PT
5.63%, 05/20/43	650	668
Petroleos de Venezuela SA
6.00%, 05/16/24	300	110
Republic of Armenia
7.15%, 03/26/25 (c)	253	271
Republic of Colombia
6.13%, 01/18/41	100	114
Republic of Ghana
10.75%, 10/14/30	470	552
Republic of Indonesia
4.75%, 01/08/26	300	319
Republic of Iraq
5.80%, 01/15/28	540	476
Republic of Serbia
7.25%, 09/28/21	430	490
6.75%, 11/01/24 (h)	118	119
Russia Government International Bond
3.50%, 01/16/19	200	205
Saudi Arabia Government International Bond
3.25%, 10/26/26	200	194
4.50%, 10/26/46	200	197
South Africa Government Bond
6.50%, 02/28/41, ZAR	173,455	9,128
South Africa Government International Bond
4.30%, 10/12/28	377	354
Sri Lanka Government International Bond
6.85%, 11/03/25	513	531
6.83%, 07/18/26	200	207
Turkey Government International Bond
7.50%, 11/07/19	490	537
7.38%, 02/05/25	309	350
6.00%, 03/25/27	200	208
6.63%, 02/17/45	230	245
Ukraine Government International Bond
7.75%, 09/01/21 (i)	140	138
7.75%, 09/01/23 - 09/01/26 (c)	327	306
7.75%, 09/01/25	100	92
7.75%, 09/01/27 (i)	350	321
0.00%, 05/31/40 (b) (c)	400	148
Uruguay Government International Bond
5.10%, 06/18/50	267	257
Venezuela Government International Bond
8.25%, 10/13/24	290	130
Vietnam Government International Bond
6.75%, 01/29/20	150	164
		48,234
Treasury Inflation Indexed Securities 11.1%
New Zealand Government Inflation Indexed Bond
2.50%, 09/20/35, NZD (j)	2,915	2,133
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (k)	8,546	8,474
2.00%, 01/15/26 (k)	23,442	26,600
2.50%, 01/15/29 (k)	2,375	2,904
3.88%, 04/15/29 (k)	20,991	29,036
		69,147
	Shares/Par†	Value
U.S. Government Agency Obligations 0.4%
Resolution Funding Corp.
0.00%, 04/15/29 (l) (m)	3,285	2,248
U.S. Treasury Securities 4.4%
U.S. Treasury Bond
3.88%, 08/15/40	7,705	8,904
U.S. Treasury Note
3.63%, 08/15/19	5,575	5,869
2.75%, 02/15/24	3,500	3,621
1.63%, 02/15/26	9,685	9,105
		27,499
Total Government And Agency Obligations (cost $284,169)		279,541
COMMON STOCKS 0.0%
Energy 0.0%
Pacific Exploration and Production Corp. (n)	5	152
Total Common Stocks (cost $203)		152
INVESTMENT COMPANIES 9.5%
iShares iBoxx $ High Yield Corporate Bond ETF (i)	343	30,077
SPDR Barclays High Yield Bond ETF (i)	794	29,324
Total Investment Companies (cost $58,386)		59,401
SHORT TERM INVESTMENTS 7.3%
Investment Companies 4.6%
JNL Money Market Fund, 0.53% (o) (p)	28,683	28,683
Securities Lending Collateral 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (p)	9,819	9,819
Treasury Securities 1.1%
U.S. Treasury Bill
0.65%, 06/22/17 (q)	7,000	6,988
Total Short Term Investments (cost $45,494)		45,490
Total Investments 123.0% (cost $761,009)		767,462
Other Derivative Instruments 0.0%		275
Other Assets and Liabilities, Net (23.0)%		(143,648)
Total Net Assets 100.0%		$624,089

(a) The Fund had an unfunded commitment at March 31, 2017. See Unfunded Commitments in the Notes to Schedules of Investments.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $34,488 and 5.5%, respectively.

(d) Perpetual security.

(e) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(f) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2017, the total payable for investments purchased on a delayed delivery basis was $131,545.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(i) All or portion of the security was on loan.

(j) Treasury inflation indexed note, par amount is not adjusted for inflation.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) The security is a direct debt of the agency and not collateralized by mortgages.

(n) Non-income producing security.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(q) All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
10-Year USD Deliverable Interest Rate Swap	(219)	June 2017		(19,751)	$(41)	$(257)
British Pound	73	June 2017		5,583	25	146
Canadian Dollar	(84)	June 2017		(6,268)	(12)	(60)
Euro FX Currency	(198)	June 2017		(26,497)	16	(40)
Euro-Bobl	(48)	June 2017	EUR	(6,365)	(1)	40
Euro-Bund	(35)	June 2017	EUR	(5,687)	1	39
Euro-Buxl	(111)	June 2017	EUR	(18,961)	21	257
Euro-OAT	(115)	June 2017	EUR	(16,933)	47	21
Japanese Yen	(58)	June 2017		(6,496)	(17)	(37)
Mexican Peso	(209)	June 2017		(5,257)	17	(254)
New Zealand Dollar	(39)	June 2017		(2,706)	(2)	(23)
South African Rand	(114)	June 2017		(4,326)	148	126
U.K. Long Gilt	(129)	June 2017	GBP	(16,138)	10	(402)
U.S. Treasury Long Bond	160	June 2017		24,025	50	110
U.S. Treasury Note, 10-Year	(156)	June 2017		(19,353)	(34)	(78)
U.S. Treasury Note, 5-Year	(155)	July 2017		(18,210)	(26)	(38)
Ultra 10-Year U.S. Treasury Note	257	June 2017		34,143	76	266
Ultra Long Term U.S. Treasury Bond	(6)	June 2017		(956)	(2)	(8)
					$276	$(192)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS 93.7%
Brazil 5.9%
BM&F Bovespa SA	554	$3,415
Iguatemi Empresa de Shopping Centers SA	143	1,497
Linx SA	166	878
Localiza Rent a Car SA	212	2,832
Odontoprev SA	673	2,426
Raia Drogasil SA	225	4,236
Smiles SA	216	4,383
		19,667
Chile 0.4%
Parque Arauco SA	507	1,342
China 18.0%
3SBio Inc. (a) (b) (c)	2,775	3,429
AAC Technologies Holdings Inc.	707	8,284
Bloomage BioTechnology Corp. Ltd. (b)	3,325	4,715
Brilliance China Automotive Holdings Ltd.	2,096	3,506
China Lodging Group Ltd. - ADR (a)	87	5,415
China Maple Leaf Educational Systems Ltd. (b)	2,436	1,838
Fu Shou Yuan International Group Ltd. (d) (e)	5,602	3,424
HOSA International Ltd. (b)	10,322	3,295
New Oriental Education & Technology Group - ADR (a)	110	6,622
Shanghai La Chapelle Fashion Co. Ltd. - Class H (c)	636	794
Sinopharm Group Co. Ltd. - Class H	616	2,862
TAL Education Group - ADS (a)	106	11,313
Vipshop Holdings Ltd. - ADR (a)	379	5,054
		60,551
Colombia 0.8%
Cementos Argos SA	650	2,667
Egypt 1.3%
Commercial International Bank Egypt SAE - GDR	675	2,955
Commercial International Bank Egypt SAE	339	1,419
		4,374
Georgia 1.7%
Bank of Georgia Holdings Plc	140	5,631
Greece 1.0%
JUMBO SA	207	3,266
Hong Kong 3.7%
Kerry Logistics Network Ltd.	1,947	2,732
Mandarin Oriental International Ltd. (b)	1,294	1,683
Minth Group Ltd.	420	1,693
Sunny Optical Technology Group Co. Ltd.	862	6,308
		12,416
Hungary 0.9%
OTP Bank Plc	108	3,019
India 13.2%
Ajanta Pharma Ltd.	183	4,963
Arvind Ltd.	912	5,549
Bharat Forge Ltd.	97	1,557
Biocon Ltd.	637	11,110
Glenmark Pharmaceuticals Ltd.	198	2,602
Kaveri Seed Co. Ltd. (a)	323	2,780
Mindtree Ltd.	304	2,121
Shree Cement Ltd.	4	1,058
Shriram Transport Finance Co. Ltd.	318	5,273
Symphony Ltd.	66	1,552
Syngene International Ltd. (c)	711	5,702
		44,267
Indonesia 1.9%
Ace Hardware Indonesia Tbk PT	56,792	3,515
Blue Bird Tbk PT	1,605	465
PT Indocement Tunggal Prakarsa Tbk	1,936	2,413
		6,393
Kenya 0.3%
Equity Group Holdings Ltd.	2,645	847
Malaysia 4.1%
Karex Bhd	5,436	2,653
	Shares/Par†	Value
My EG Services Bhd	26,261	10,975
		13,628
Mexico 3.0%
Alsea SAB de CV	1,536	5,130
Gentera SAB de CV	1,858	3,069
Grupo Rotoplas SAB de CV (b)	1,557	1,913
		10,112
Pakistan 0.7%
Lucky Cement Ltd.	301	2,407
Peru 0.4%
Credicorp Ltd.	8	1,253
Philippines 1.2%
International Container Terminal Services Inc.	1,174	2,101
Jollibee Foods Corp.	517	2,033
		4,134
Poland 1.4%
KRUK SA	76	4,605
Portugal 1.5%
Jeronimo Martins SGPS SA	286	5,109
Russian Federation 1.9%
Alrosa AO	1,238	2,000
Lenta Ltd. - ADR (a)	138	939
Moscow Exchange MICEX-RTS OAO	1,760	3,486
		6,425
South Africa 2.4%
Aspen Pharmacare Holdings Ltd.	124	2,530
Capitec Bank Holdings Ltd.	71	4,009
Discover Ltd.	155	1,492
		8,031
South Korea 10.4%
Amorepacific Corp.	13	3,251
Caregen Co. Ltd. (b)	28	1,611
Celltrion Inc. (a) (b)	55	4,430
Cosmax Inc.	31	3,786
Medy-Tox Inc.	21	8,816
NCSoft Corp.	16	4,336
Nutribiotech Co. Ltd. (a) (b)	96	1,864
Samsung Biologics Co. Ltd. (a) (b)	4	646
Seegene Inc. (a) (b)	137	4,023
Vieworks Co. Ltd.	39	2,277
		35,040
Sri Lanka 1.4%
Commercial Bank of Ceylon Plc	2,222	1,905
John Keells Holdings Plc	3,218	2,917
		4,822
Taiwan 12.9%
Catcher Technology Co. Ltd.	429	4,240
Cub Elecparts Inc.	352	3,022
Eclat Textile Co. Ltd.	221	2,213
eMemory Technology Inc.	507	7,177
Hota Industrial Manufacturing Co. Ltd.	1,743	7,297
Largan Precision Co. Ltd.	61	9,608
President Chain Store Corp.	363	2,990
Sporton International Inc.	664	3,908
Taiwan Liposome Co. Ltd. (a)	282	1,075
Voltronic Power Technology Corp.	128	1,710
		43,240
Thailand 1.3%
Beauty Community PCL	5,371	1,641
Bumrungrad Hospital PCL	261	1,389
KCE Electronics PCL	309	939
Minor International PCL	429	458
		4,427
Turkey 0.8%
Logo Yazilim Sanayi Ve Ticaret A/S (a)	183	2,809
United Arab Emirates 0.4%
Emaar Malls Group PJSC	2,003	1,442
United States of America 0.5%
Globant SA (a)	48	1,729

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Vietnam 0.3%
Vietnam Dairy Products JSC	169	1,061
Total Common Stocks (cost $269,577)		314,714
PREFERRED STOCKS 0.9%
Colombia 0.9%
Banco Davivienda SA	306	3,187
Total Preferred Stocks (cost $2,919)		3,187
SHORT TERM INVESTMENTS 9.0%
Investment Companies 5.5%
JNL Money Market Fund, 0.53% (f) (g)	18,472	18,472
Securities Lending Collateral 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (g)	11,610	11,610
Total Short Term Investments (cost $30,082)		30,082
Total Investments 103.6% (cost $302,578)		347,983
Other Assets and Liabilities, Net (3.6)%		(12,072)
Total Net Assets 100.0%		$335,911

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $9,925 and 3.0%, respectively.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Fu Shou Yuan International Group Ltd.	09/28/15	$3,882	$3,424	1.0%
		$3,882	$3,424	1.0%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Oppenheimer Global Growth Fund
COMMON STOCKS 93.8%
China 1.4%
JD.com Inc. - Class A - ADR (a)	915	$28,469
Denmark 0.4%
FLSmidth & Co. A/S (b)	149	7,971
France 5.8%
Kering SA	140	36,051
LVMH Moet Hennessy Louis Vuitton SE (b)	229	50,321
Societe Generale SA	533	27,014
		113,386
Germany 7.2%
Allianz SE	191	35,460
Bayer AG	219	25,250
Linde AG	105	17,482
SAP SE	499	48,922
Siemens AG	106	14,490
		141,604
India 3.8%
DLF Ltd.	14,146	32,383
ICICI Bank Ltd. - ADR	2,976	25,592
Zee Entertainment Enterprises Ltd.	1,999	16,486
		74,461
Italy 1.1%
Brunello Cucinelli SpA (b)	273	6,514
Prysmian SpA	296	7,833
Tod's SpA (b)	93	7,292
		21,639
Japan 13.9%
Dai-Ichi Life Holdings Inc.	1,533	27,447
Fanuc Ltd.	84	17,252
KDDI Corp.	1,046	27,515
Keyence Corp.	100	40,117
Kyocera Corp.	430	24,017
Murata Manufacturing Co. Ltd.	355	50,518
Nidec Corp.	416	39,730
Nintendo Co. Ltd. (b)	52	11,950
Sumitomo Mitsui Financial Group Inc.	241	8,754
Suzuki Motor Corp.	409	17,000
TDK Corp.	167	10,572
		274,872
Netherlands 2.9%
Airbus Group NV	747	56,947
Spain 2.7%
Banco Bilbao Vizcaya Argentaria SA	1,568	12,175
Inditex SA	1,137	40,035
		52,210
Sweden 1.4%
Assa Abloy AB - Class B	1,381	28,391
Switzerland 3.1%
Credit Suisse Group AG	744	11,076
Roche Holding AG	68	17,293
UBS Group AG	2,047	32,725
		61,094
United Kingdom 4.2%
Circassia Pharmaceuticals Plc (a) (b)	3,353	4,484
Earthport Plc (a)	8,926	3,005
International Consolidated Airlines Group SA	1,713	11,352

	Shares/Par†	Value
International Game Technology Plc	597	14,155
Shire Plc	196	11,414
Unilever Plc	768	37,891
		82,301
United States of America 45.9%
3M Co.	155	29,692
ACADIA Pharmaceuticals Inc. (a) (b)	481	16,553
Adobe Systems Inc. (a)	304	39,514
Aetna Inc.	351	44,813
Alphabet Inc. - Class A (a)	61	51,682
Alphabet Inc. - Class C (a)	63	52,452
Anthem Inc.	223	36,822
Biogen Inc. (a)	73	20,074
BioMarin Pharmaceutical Inc. (a)	109	9,529
Bluebird Bio Inc. (a) (b)	105	9,552
Blueprint Medicines Corp. (a)	58	2,320
Centene Corp. (a)	133	9,505
Citigroup Inc.	923	55,234
Colgate-Palmolive Co.	671	49,134
Emerson Electric Co.	162	9,719
Facebook Inc. - Class A (a)	321	45,536
Fidelity National Financial Inc.	463	18,031
Gilead Sciences Inc.	267	18,105
Goldman Sachs Group Inc.	148	33,992
Intuit Inc.	359	41,632
Ionis Pharmaceuticals Inc. (a) (b)	294	11,829
MacroGenics Inc. (a)	329	6,112
Maxim Integrated Products Inc.	923	41,509
PayPal Holdings Inc. (a)	402	17,313
S&P Global Inc.	490	64,002
Sage Therapeutics Inc. (a)	180	12,792
TechnipFMC Plc (a)	508	16,523
Tiffany & Co.	305	29,069
Twitter Inc. (a) (b)	767	11,469
United Parcel Service Inc. - Class B	199	21,357
Vertex Pharmaceuticals Inc. (a)	38	4,102
Walt Disney Co.	348	39,450
Whole Foods Market Inc.	306	9,093
Zimmer Biomet Holdings Inc.	220	26,879
		905,390
Total Common Stocks (cost $1,459,579)		1,848,735
PREFERRED STOCKS 1.8%
Germany 1.8%
Bayerische Motoren Werke AG	449	35,286
India 0.0%
Zee Entertainment Enterprises Ltd., 6.00%, 03/05/22	2,806	409
Total Preferred Stocks (cost $33,854)		35,695
SHORT TERM INVESTMENTS 5.1%
Investment Companies 4.2%
JNL Money Market Fund, 0.53% (c) (d)	83,640	83,640
Securities Lending Collateral 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	16,803	16,803
Total Short Term Investments (cost $100,443)		100,443
Total Investments 100.7% (cost $1,593,876)		1,984,873
Other Assets and Liabilities, Net (0.7)%		(13,525)
Total Net Assets 100.0%		$1,971,348

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.0%
Atlas Senior Loan Fund Ltd.
Series 2012-AR-2A, 2.27%, 01/30/24 (a) (b)	1,229	$1,229
Banc of America Commercial Mortgage Trust
Series 2007-A4-4, REMIC, 5.89%, 07/10/17 (a)	665	669
Banc of America Mortgage Securities Inc.
Series 2005-2A1-E, REMIC, 3.24%, 06/25/35 (a)	103	96
Banc of America Re-REMIC Trust
Series 2010-A4A-UB5, RE-REMIC, 5.90%, 07/17/17 (a) (b)	94	94
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	1,550	1,593
Series 2011-12A1-RR5, REMIC, 5.08%, 03/26/37 (a) (b)	953	933
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-3A2-3, REMIC, 3.11%, 05/25/33 (a)	23	22
Series 2003-2A1-9, REMIC, 3.51%, 02/25/34 (a)	219	220
Series 2004-22A1-9, REMIC, 3.55%, 11/25/34 (a)	188	188
Series 2004-22A1-10, REMIC, 3.65%, 01/25/35 (a)	118	115
Series 2005-2A1-1, REMIC, 3.47%, 03/25/35 (a)	248	242
Series 2005-A2-2, REMIC, 3.64%, 03/25/35 (a)	22	22
Series 2005-A1-5, REMIC, 2.58%, 08/25/35 (a)	29	29
Bear Stearns Alt-A Trust
Series 2005-24A1-10, REMIC, 3.24%, 01/25/36 (a)	428	370
Series 2006-21A1-4, REMIC, 3.15%, 08/25/36 (a)	208	155
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 1.98%, 08/25/37 (a)	514	494
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.29%, 12/26/46 (a)	578	522
Cavalry CLO II Ltd.
Series A-2A, 2.37%, 01/17/24 (a) (b)	400	400
CELF Low Levered Partners Plc
Series 2006-A3-1A, 4.16%, 03/04/24, EUR (a) (b)	71	75
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 3.00%, 02/25/37 (a)	39	39
CIT Mortgage Loan Trust
Series 2007-1A-1, REMIC, 2.33%, 08/25/24 (a) (b)	5,106	5,070
Citigroup Mortgage Loan Trust Inc.
Series 2005-A1-6, REMIC, 2.69%, 08/25/35 (a)	32	33
Series 2005-A2-6, REMIC, 2.76%, 08/25/35 (a)	41	42
Series 2005-2A2B-3, REMIC, 3.07%, 08/25/35 (a)	243	167
Series 2007-A3A-AMC2, REMIC, 1.06%, 01/25/37 (a)	81	52
Series 2007-A3A-AHL3, REMIC, 1.04%, 05/25/37 (a)	167	117
Series 2007-22AA-10, REMIC, 3.37%, 09/25/37 (a)	1,109	947
College Loan Corp. Trust
Series 2007-A1-2, 1.29%, 01/25/24 (a)	800	791
Cordatus CLO I Plc
Series 2006-A2-1X, 0.76%, 01/30/24, GBP (a)	34	42
Cordatus CLO II Plc
Series 2007-A1F-1X, 0.00%, 07/25/24, EUR (a)	422	448
Cordatus CLO III Plc
Series 2007-A2-1X, 0.76%, 07/25/24, GBP (a)	362	448
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-11A1-12, REMIC, 3.16%, 08/25/34 (a)	166	142
Series 2004-5A-HYB7, REMIC, 3.12%, 11/20/34 (a)	151	144
Series 2004-2A1-HYB5, REMIC, 3.08%, 04/20/35 (a)	152	152
	Shares/Par†	Value
Credit Suisse Commercial Mortgage Trust
Series 2007-A4-C3, REMIC, 5.72%, 06/15/39 (a)	462	462
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-2A1-AR3, REMIC, 3.32%, 04/25/34 (a)	114	113
Credit Suisse Mortgage Capital Certificates
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (a)	816	348
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 1.10%, 07/25/37 (a) (b)	142	89
CVP Cascade CLO Ltd.
Series 2013-A1R-CLO1, 2.30%, 01/16/26 (a) (c) (d)	900	902
CWABS Asset-Backed Certificates Trust
Series 2005-3A3-14, REMIC, 1.33%, 04/25/36 (a)	60	60
Eaton Vance CDO X Plc
Series 2007-A1-10X, 0.00%, 02/22/27, EUR (a)	3	3
Series 2007-A2-10X, 1.29%, 02/22/27 (a)	319	318
Series 2007-VFNU-10X, 1.35%, 02/22/27 (a) (d)	665	662
Eurosail-UK 2007-3bl Plc
Series 2007-A2B-3A, 0.64%, 06/13/45, GBP (a) (b)	4	5
Series 2007-A2C-3X, 0.64%, 06/13/45, GBP (a)	1	1
Series 2007-A3A-3X, 1.29%, 06/13/45, GBP (a)	1,775	2,132
Series 2007-A3C-3A, 1.29%, 06/13/45, GBP (a) (b)	611	734
Finn Square CLO Ltd.
Series 2012-A1R-1A, 2.37%, 12/24/23 (a) (b)	700	700
First NLC Trust
Series 2007-A1-1, REMIC, 1.05%, 08/25/37 (a) (b)	311	176
Flagship VII Ltd.
Series 2013-A1R-7A, 2.28%, 01/20/26 (a) (b) (e)	4,400	4,400
Fortress Credit BSL II Ltd.
Series 2013-A1FR-2A, 0.00%, 10/19/25 (a) (c) (d)	2,900	2,900
Grifonas Finance Plc
Series 1-A, 0.04%, 08/28/39, EUR (a)	990	826
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (b)	4,300	4,555
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 3.49%, 01/25/35 (a)	128	122
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 3.26%, 04/19/34 (a)	236	234
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.34%, 07/19/26 (a) (c) (d)	9,600	9,600
Hillmark Funding
Series 2006-A1-1A, 1.30%, 05/21/21 (a) (b)	1,349	1,343
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 1.31%, 10/25/35 (a)	457	443
IndyMac INDA Mortgage Loan Trust
Series 2005-2A1-AR1, REMIC, 3.59%, 11/25/35 (a)	297	278
IndyMac INDX Mortgage Loan Trust
Series 2005-4A1-AR1, REMIC, 3.18%, 03/25/35 (a)	375	375
Jamestown CLO V Ltd.
Series 2014-AR-5A, 2.38%, 01/17/27 (a) (c) (d)	5,500	5,500
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB20, REMIC, 5.79%, 08/12/17 (a)	2,112	2,129
JPMorgan Mortgage Acquisition Trust
Series 2007-AV3-CH2, REMIC, 1.10%, 10/25/33 (a)	1,052	1,047
JPMorgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 3.23%, 07/25/35 (a)	155	154
Series 2005-7A1-A6, REMIC, 3.17%, 08/25/35 (a)	259	247
Series 2005-2A1-A6, REMIC, 3.25%, 08/25/35 (a)	197	196
Series 2005-4A1-A6, REMIC, 3.26%, 09/25/35 (a)	59	53

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Series 2008-1A1-R2, REMIC, 2.75%, 07/27/37 (a) (b)	595	560
Marche Mutui 4 Srl
Series A-4, 0.06%, 02/25/55, EUR (a)	14	15
Marche Mutui Srl
Series 6-A-1, 1.92%, 07/27/19, EUR (a)	392	420
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 2.97%, 12/25/33 (a)	422	408
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 2.99%, 02/25/33 (a)	146	140
Series 2004-2A2-A1, REMIC, 3.24%, 02/25/34 (a)	230	230
Series 2005-2A-2, REMIC, 2.71%, 10/25/35 (a)	267	268
Morgan Stanley ABS Capital I Inc. Trust
Series 2007-A1-HE6, REMIC, 1.04%, 05/25/37 (a)	109	66
Morgan Stanley Capital I Trust
Series 2007-A4-IQ15, REMIC, 5.94%, 07/11/17 (a)	1,696	1,707
Morgan Stanley Re-REMIC Trust
Series 2009-A4A-GG10, RE-REMIC, 5.95%, 04/12/17 (a) (b)	76	76
Navient Student Loan Trust
Series 2016-A-7A, 2.13%, 12/25/28 (a) (b)	2,735	2,762
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 1.30%, 10/07/20 (a)	1,307	1,308
Series 2010-2A-R3, REMIC, 1.41%, 12/08/20 (a)	2,552	2,565
Nomura Home Equity Loan Inc.
Series 2005-M3-FM1, REMIC, 1.75%, 05/25/35 (a)	2,735	2,340
OAKC Mortgage Trust
Series 2013-A1R-9A, 2.17%, 10/20/25 (a) (b) (e)	5,300	5,300
OneMain Financial Issuance Trust
Series 2014-A-2A, 2.47%, 12/18/17 (b)	3,915	3,922
Palmer Square CLO Ltd.
Series 2013-A1A-2A, 2.42%, 10/17/25 (a) (b)	3,200	3,200
Series 2013-A1AR-2A, 2.38%, 10/17/27 (a) (c) (d)	3,800	3,816
Penta CLO SA
Series 2007-A1-1X, 0.07%, 06/04/24, EUR (a)	115	122
Provident Funding Mortgage Loan Trust
Series 2003-A-1, REMIC, 2.96%, 08/25/33 (a)	134	133
Race Point VII CLO Ltd.
Series 2012-AR-7A, 2.24%, 11/08/24 (a) (b)	2,337	2,336
RASC Trust
Series 2005-M2-KS11, REMIC, 1.40%, 12/25/35 (a)	500	463
Series 2006-M1-KS3, REMIC, 1.31%, 04/25/36 (a)	1,000	873
RBSCF Trust
Series 2010-CSCA-RR4, REMIC, 5.69%, 07/16/17 (a) (b)	1,704	1,701
Series 2010-CMLA-RR4, REMIC, 6.10%, 08/16/17 (a) (b)	697	698
Residential Asset Securitization Trust
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	34	34
Shackleton IV CLO Ltd.
Series 2013-AR-4A, 2.38%, 01/13/25 (a) (c) (d) (e)	600	600
SLM Student Loan Trust
Series 2008-A-9, 2.54%, 10/25/17 (a)	3,284	3,349
Series 2007-A3-3, REMIC, 1.08%, 04/25/19 (a)	3,457	3,427
Stanwich Mortgage Loan Co.
Series 2016-NOTE-NPA1, REMIC, 3.84%, 11/16/19 (a) (b)	3,589	3,584
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4A1-1, REMIC, 3.38%, 02/25/34 (a)	387	386
Series 2004-5A-18, REMIC, 3.46%, 12/25/34 (a)	167	163
Structured Asset Mortgage Investments II Trust
Series 2004-1A1-AR5, REMIC, 1.64%, 10/19/34 (a)	24	23
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-2A2-BC3, REMIC, 1.12%, 06/25/37 (a)	570	563
	Shares/Par†	Value
SWAN Trust
Series 10-A-1, 2.93%, 04/25/41, AUD (a)	152	117
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 5.97%, 09/25/36 (a)	473	50
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 3.09%, 04/25/45 (a)	300	300
Series 2006-A2B-4, REMIC, 3.34%, 07/25/36 (a)	272	264
TICP CLO Ltd.
Series 2014-A1AR-2A, 2.32%, 07/20/26 (a) (b)	8,300	8,300
US Residential Opportunity Fund III Trust
Series 2016-A-3III, 3.60%, 10/27/18 (b) (f)	1,553	1,544
VOLT LV LLC
Series 2017-A1-NPL2, 3.50%, 03/25/47 (b) (f)	600	600
VOLT XLIII LLC
Series 2016-A1-NPL3, 4.25%, 03/26/46 (b) (f)	72	73
Vornado DP LLC Trust
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (b)	4,600	4,866
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A5-AR1, REMIC, 2.73%, 03/25/33 (a)	76	75
Series 2003-A7-AR5, REMIC, 2.84%, 06/25/33 (a)	193	195
Series 2003-2A-AR9, REMIC, 2.85%, 09/25/33 (a)	189	188
Series 2005-3A1-AR10, REMIC, 2.99%, 08/25/35 (a)	61	57
Series 2005-2A1-AR14, REMIC, 3.00%, 12/25/35 (a)	181	166
Series 2006-1A-AR9, REMIC, 1.64%, 08/25/46 (a)	3,170	2,785
Series 2007-1A-OA4, REMIC, 1.41%, 05/25/47 (a)	434	384
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-AA, REMIC, 3.03%, 12/25/34 (a)	193	190
Series 2006-3A1-AR8, REMIC, 3.18%, 04/25/36 (a)	674	657
Total Non-U.S. Government Agency Asset-Backed Securities (cost $125,246)		125,578
CORPORATE BONDS AND NOTES 4.4%
Consumer Discretionary 0.0%
Time Warner Cable Inc.
8.25%, 04/01/19	100	111
5.00%, 02/01/20	200	213
		324
Energy 0.0%
El Paso Corp.
7.25%, 06/01/18	200	212
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	200	222
Regency Energy Partners LP
5.75%, 09/01/20	100	108
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (f)	100	108
		650
Financials 3.9%
AerCap Aviation Solutions BV
6.38%, 05/30/17	100	101
AerCap Ireland Capital Ltd.
2.75%, 05/15/17	250	250
3.75%, 05/15/19	500	513
4.63%, 10/30/20	400	422
Ally Financial Inc.
6.25%, 12/01/17	7,300	7,492
3.25%, 02/13/18	9,700	9,764
3.75%, 11/18/19	200	201
Bank of America NA
1.75%, 06/05/18	6,500	6,511
CIT Group Inc.
5.00%, 05/15/17 - 08/15/22	200	205
4.25%, 08/15/17	700	706
5.25%, 03/15/18	300	308
5.00%, 05/15/18 (b)	200	201
5.50%, 02/15/19 (b)	200	210

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
3.88%, 02/19/19	100	103
Citigroup Inc.
1.55%, 05/01/17 (a)	18,700	18,705
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	3,900	3,949
Deutsche Bank AG
4.25%, 10/14/21 (b)	7,300	7,478
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	200	205
General Motors Financial Co. Inc.
3.10%, 01/15/19	100	102
2.27%, 10/04/19 (a)	100	102
2.35%, 10/04/19	100	100
Goldman Sachs Group Inc.
2.33%, 09/15/20 (a)	5,800	5,887
ING Bank NV
2.63%, 12/05/22 (b)	2,000	2,001
MetLife Inc.
6.82%, 08/15/18	200	213
Mitsubishi UFJ Financial Group Inc.
2.93%, 03/01/21 (a)	2,700	2,805
Petrobras Global Finance BV
8.38%, 05/23/21	3,100	3,507
6.13%, 01/17/22	700	734
4.38%, 05/20/23	100	95
8.75%, 05/23/26	300	347
6.63%, 01/16/34, GBP	200	244
Petrobras International Finance Co.
5.38%, 01/27/21	100	103
Royal Bank of Scotland Group Plc
4.70%, 07/03/18	100	102
Royal Bank of Scotland Plc
6.93%, 04/09/18, EUR	800	909
Santander Holdings USA Inc.
2.50%, 11/24/17 (a)	300	302
SLM Corp.
4.63%, 09/25/17	100	101
8.45%, 06/15/18	100	106
5.50%, 01/15/19	1,600	1,658
Synchrony Financial
2.44%, 11/09/17 (a)	500	502
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	3,000	2,991
Volkswagen Group of America Finance LLC
1.52%, 05/22/18 (a) (b)	500	500
2.13%, 05/23/19 (b)	1,000	997
2.45%, 11/20/19 (b)	200	200
		81,932
Health Care 0.0%
Celgene Corp.
2.30%, 08/15/18	100	101
Industrials 0.1%
International Lease Finance Corp.
5.88%, 04/01/19	1,400	1,492
6.25%, 05/15/19	400	431
8.25%, 12/15/20	500	588
Ryder System Inc.
2.45%, 09/03/19	100	101
		2,612
Real Estate 0.2%
Akelius Residential Property AB
3.38%, 09/23/20, EUR	100	115
American Tower Corp.
2.80%, 06/01/20	200	201
Unibail-Rodamco SE
1.79%, 04/16/19 (a)	3,500	3,484
		3,800
Telecommunication Services 0.2%
AT&T Inc.
1.80%, 01/15/20 (a)	2,500	2,514
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	100	100
	Shares/Par†	Value
Telefonica Emisiones SAU
5.88%, 07/15/19	400	432
5.13%, 04/27/20	200	216
		3,262
Utilities 0.0%
Southern Co.
2.75%, 06/15/20	100	101
Total Corporate Bonds And Notes (cost $91,888)		92,782
GOVERNMENT AND AGENCY OBLIGATIONS 105.9%
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp.
Series FK-3172, REMIC, 1.36%, 08/15/33 (a)	663	664
Series T-1A1-62, REMIC, 1.81%, 10/25/44 (a)	339	342
Series T-1A1-63, REMIC, 1.80%, 02/25/45 (a)	258	264
Federal National Mortgage Association
Series 2007-A1-73, REMIC, 1.04%, 07/25/37 (a)	149	146
		1,416
Mortgage-Backed Securities 1.5%
Federal Home Loan Mortgage Corp.
3.02%, 07/01/36 (a)	196	204
2.74%, 09/01/36 (a)	227	238
2.94%, 10/01/36 (a)	103	109
1.36%, 09/15/42	6,822	6,812
Federal National Mortgage Association
2.77%, 11/01/35 (a)	26	27
3.36%, 03/01/36 (a)	41	44
3.26%, 06/01/36 (a)	16	16
TBA, 3.50%, 06/15/46 (g)	8,000	8,149
TBA, 3.00%, 04/15/47 - 05/15/47 (g)	17,000	16,844
		32,443
Municipal 0.0%
Tobacco Settlement Finance Authority
7.47%, 06/01/47	305	292
Sovereign 2.2%
Argentina Republic Government International Bond
6.88%, 01/26/27 (b)	5,000	5,060
Autonomous Community of Catalonia, Spain
4.95%, 02/11/20, EUR	1,800	2,052
Brazil Letras do Tesouro Nacional
0.00%, 01/01/18, BRL (h)	77,600	23,117
Hellenic Republic Government Bond
4.75%, 04/17/19, EUR (b)	892	901
3.00%, 02/24/23 - 02/24/42, EUR (f)	1,118	804
Hellenic Republic Government International Bond
4.50%, 07/03/17, JPY	170,000	1,481
Mexico Bonos
4.75%, 06/14/18, MXN	41,790	2,185
7.75%, 05/29/31, MXN	3,891	216
Mexico Bonos de Proteccion al Ahorro
6.32%, 01/04/18, MXN (a)	194,700	10,548
		46,364
Treasury Inflation Index Securities 0.3%
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/27 (i) (j)	4,455	5,266
Treasury Inflation Indexed Securities 98.0%
Corp. Andina de Fomento Inflation Indexed Note
3.95%, 10/15/21, MXN (a) (j)	11,446	600
France Government Inflation Indexed Bond
2.25%, 07/25/20, EUR (j)	2,225	2,674
0.10%, 03/01/21, EUR (j)	1,203	1,351
Japan Government CPI Indexed Bond
0.10%, 03/10/24, JPY (j)	327,040	3,064
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25, NZD (k)	14,500	10,633
3.00%, 09/20/30, NZD (k)	2,500	1,994
U.S. Treasury Inflation Indexed Bond
2.38%, 01/15/25 (j)	221,248	255,188
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/18 (i) (j)	1,159	1,183
1.38%, 07/15/18 (i) (j)	1,228	1,269
1.88%, 07/15/19 (i) (j)	22,064	23,433
1.38%, 01/15/20 (g) (i) (j)	92,084	96,976

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
1.25%, 07/15/20 (g) (j)	43,850	46,392
0.13%, 04/15/19 - 01/15/22 (j)	171,216	172,995
0.13%, 04/15/18 - 07/15/26 (i) (j)	16,555	16,619
0.63%, 07/15/21 - 02/15/43 (i) (j)	50,658	52,240
0.13%, 04/15/20 - 07/15/24 (g) (j)	384,569	386,527
0.38%, 07/15/23 (g) (j)	160,051	162,626
0.63%, 01/15/24 (j)	30,588	31,324
0.25%, 01/15/25 (j)	32,675	32,400
0.63%, 01/15/26 (g) (j)	106,779	108,731
2.00%, 01/15/26 (g) (j)	100,181	113,674
0.38%, 07/15/25 - 01/15/27 (j)	33,763	33,665
1.75%, 01/15/28 (j)	15,000	16,956
3.63%, 04/15/28 (g) (j)	85,956	114,241
2.50%, 01/15/29 (j)	64,889	79,337
3.88%, 04/15/29 (j)	10,125	14,005
2.13%, 02/15/40 - 02/15/41 (g) (j)	50,936	64,245
0.75%, 02/15/42 (j)	10,769	10,353
1.38%, 02/15/44 (g) (j)	83,013	91,548
0.75%, 02/15/45 (g) (i) (j)	31,230	29,747
1.00%, 02/15/46 (g) (j)	45,033	45,716
0.88%, 02/15/47 (j)	14,486	14,264
United Kingdom Inflation Indexed Bond
0.13%, 03/22/44 - 11/22/65, GBP (j)	14,620	31,766
		2,067,736
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
5.29%, 12/01/27	477	513
U.S. Treasury Securities 3.8%
U.S. Treasury Note
1.75%, 11/30/21	9,890	9,825
2.13%, 12/31/21 (i)	700	707
1.88%, 02/28/22 (g)	63,400	63,261
2.00%, 02/15/25 (i)	5,630	5,504
2.00%, 11/15/26	900	869
		80,166
Total Government And Agency Obligations (cost $2,239,624)		2,234,196
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Co. - Series L, 7.50% (l) (m)	1	620
Total Preferred Stocks (cost $500)		620
SHORT TERM INVESTMENTS 7.9%
Certificates of Deposit 3.0%
Barclays Bank Plc, 1.80%, 11/06/17 (a)	6,000	6,012
Barclays Bank Plc, 1.91%, 09/08/17 (a)	4,500	4,511
Credit Suisse AG, 1.92%, 09/12/17 (a)	8,900	8,921
Mitsubishi UFJ Trust & Banking Corp., 1.87%, 09/19/17 (a)	3,400	3,409
Natixis, 1.85%, 09/25/17 (a)	11,900	11,928
Norinchukin Bank, 1.73%, 10/11/17 (a)	12,500	12,535
Sumitomo Mitsui Banking Corp., 1.83%, 09/15/17 (a)	4,600	4,611

	Shares/Par†	Value
Sumitomo Mitsui Trust Bank Ltd., 1.72%, 10/06/17 (a)	3,600	3,610
Sumitomo Mitsui Trust Bank Ltd., 1.88%, 09/18/17 (a)	7,700	7,721
		63,258
Treasury Securities 4.9%
Argentina Treasury Bill
0.00%, 05/26/17 - 12/15/17	7,600	7,480
Brazil Letras do Tesouro Nacional
0.00%, 10/01/17, BRL	163,400	49,699
Japan Treasury Bill
0.00%, 04/10/17 - 05/08/17, JPY	4,490,000	40,335
Mexico Cetes
0.23%, 05/25/17, MXN	1,757	929
0.35%, 08/17/17, MXN	5,358	2,790
U.S. Treasury Bill
0.58%, 04/20/17 (i)	149	149
0.48%, 04/27/17 (i)	3,052	3,051
		104,433
Total Short Term Investments (cost $165,070)		167,691
Total Investments 124.2% (cost $2,622,328)		2,620,867
Total Purchased Options 0.2% (cost $2,947)		3,522
Other Derivative Instruments (0.6)%		(13,689)
Other Assets and Liabilities, Net (23.8)%		(499,890)
Total Net Assets 100.0%		$2,110,810

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $81,762 and 3.9%, respectively.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2017, the total payable for investments purchased on a delayed delivery basis was $1,352,489.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) Perpetual security.

(m) Convertible security.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
CVP Cascade CLO Ltd., Series 2013-A1R-CLO1, 2.30%, 01/16/26	03/16/17	$900	$902	—%
Fortress Credit BSL II Ltd., Series 2013-A1FR-2A, 0.00%, 10/19/25	03/28/17	2,900	2,900	0.1
Hildene CLO II Ltd., Series 2014-AR-2A, 2.34%, 07/19/26	03/31/17	9,600	9,600	0.5
Jamestown CLO V Ltd., Series 2014-AR-5A, 0.00%, 01/17/27	03/27/17	5,500	5,500	0.3
Palmer Square CLO Ltd., Series 2013-A1AR-2A, 2.38%, 10/17/27	03/16/17	3,800	3,816	0.2
Shackleton IV CLO Ltd., Series 2013-AR-4A, 2.38%, 01/13/25	03/27/17	600	600	—
		$23,300	$23,318	1.1%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro-Bobl	(7)	June 2017	EUR	(925)	$—	$3
Euro-Bund	189	June 2017	EUR	30,341	(4)	179
Euro-OAT	(244)	June 2017	EUR	(35,899)	99	22
Japanese Government Bond, 10-Year	(24)	June 2017	JPY	(3,606,351)	19	(5)
U.K. Long Gilt	(33)	June 2017	GBP	(4,124)	2	(108)
U.S. Treasury Long Bond	(382)	June 2017		(57,553)	(119)	(70)
U.S. Treasury Note, 10-Year	487	June 2017		60,535	107	127
U.S. Treasury Note, 2-Year	(23)	July 2017		(4,974)	(2)	(5)
U.S. Treasury Note, 5-Year	(531)	July 2017		(62,223)	(87)	(289)
					$15	$(146)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	1.20%	02/15/18		116,400	$—	$153
3-Month LIBOR	Receiving	2.00%	12/16/20		11,700	(9)	(31)
3-Month LIBOR	Receiving	1.25%	06/21/22		14,400	(15)	(101)
3-Month LIBOR	Receiving	2.80%	10/28/25		5,380	(6)	11
3-Month LIBOR	Receiving	1.85%	07/27/26		8,000	(8)	313
3-Month LIBOR	Receiving	2.00%	07/27/26		21,600	(22)	705
3-Month LIBOR	Receiving	1.75%	12/21/26		43,890	(70)	3,738
3-Month LIBOR	Receiving	2.95%	10/19/48		5,000	(13)	(178)
3-Month LIBOR	Receiving	2.97%	10/25/48		3,000	(8)	(120)
3-Month LIBOR	Receiving	2.95%	11/19/48		2,000	(5)	(71)
3-Month LIBOR	Receiving	2.95%	12/12/48		2,000	(5)	(71)
3-Month LIBOR	Receiving	2.75%	12/19/48		10,900	(27)	(197)
3-Month LIBOR	Paying	1.25%	06/15/18		12,700	1	(87)
3-Month LIBOR	Paying	2.66%	10/19/23		37,000	47	391
3-Month LIBOR	Paying	2.68%	10/25/23		19,000	24	218
3-Month LIBOR	Paying	2.67%	11/19/23		8,000	10	85
3-Month LIBOR	Paying	2.68%	12/12/23		8,000	10	85
3-Month LIBOR	Paying	2.50%	12/19/23		48,800	62	495
3-Month LIBOR	Paying	2.25%	12/21/46		14,300	34	130
6-Month British Bankers' Association Yen LIBOR	Receiving	1.50%	12/21/45	JPY	50,000	2	(2)
6-Month GBP LIBOR	Receiving	1.50%	09/20/27	GBP	6,200	6	(99)
6-Month GBP LIBOR	Receiving	1.50%	09/20/27	GBP	30,100	(40)	(689)
6-Month GBP LIBOR	Receiving	2.00%	09/16/45	GBP	15,660	(70)	(3,236)
6-Month GBP LIBOR	Receiving	1.75%	03/21/48	GBP	410	(2)	(6)
6-Month GBP LIBOR	Receiving	1.75%	03/21/48	GBP	14,720	(6)	(471)
France CPI Excluding Tobacco	Receiving	0.89%	11/15/18	EUR	1,600	—	2
Harmonised Index of Consumer Prices	Receiving	0.58%	10/15/17	EUR	17,200	28	111
Harmonised Index of Consumer Prices	Receiving	0.63%	09/15/18	EUR	5,900	—	40
Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/18	EUR	5,400	—	37
Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/21	EUR	8,150	(6)	114
Harmonised Index of Consumer Prices	Receiving	0.88%	05/15/21	EUR	12,200	(8)	159
Harmonised Index of Consumer Prices	Paying	0.83%	05/15/18	EUR	16,100	3	(117)
Harmonised Index of Consumer Prices	Paying	1.10%	08/15/26	EUR	1,700	4	31
Harmonised Index of Consumer Prices	Paying	1.39%	12/15/26	EUR	11,400	31	63
Mexican Interbank Rate	Paying	5.61%	07/07/21	MXN	7,800	—	(1)
Mexican Interbank Rate	Paying	7.03%	11/10/21	MXN	30,000	1	(4)
Mexican Interbank Rate	Paying	7.35%	11/17/21	MXN	12,300	1	5
Mexican Interbank Rate	Paying	8.04%	12/17/26	MXN	110,300	14	274
U.K. Retail Price Index	Receiving	3.59%	10/15/46	GBP	3,600	137	(9)
U.K. Retail Price Index	Paying	3.19%	04/15/30	GBP	2,700	(23)	62
U.K. Retail Price Index	Paying	3.35%	05/15/30	GBP	4,400	(40)	(61)
U.K. Retail Price Index	Paying	3.40%	06/15/30	GBP	5,400	(53)	63
U.K. Retail Price Index	Paying	3.33%	08/15/30	GBP	11,800	(131)	(100)
U.K. Retail Price Index	Paying	3.28%	09/15/30	GBP	3,900	(43)	78
U.K. Retail Price Index	Paying	3.30%	12/15/30	GBP	3,600	(39)	71
U.K. Retail Price Index	Paying	3.14%	04/15/31	GBP	6,600	(62)	133
U.K. Retail Price Index	Paying	3.10%	06/15/31	GBP	7,200	(77)	65
U.K. Retail Price Index	Paying	3.53%	10/15/31	GBP	10,140	(124)	(87)
US CPURNSA	Receiving	2.25%	07/15/17		16,000	10	16
US CPURNSA	Receiving	2.02%	08/19/17		43,200	42	102
US CPURNSA	Receiving	2.03%	11/23/20		6,700	33	61

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
US CPURNSA	Receiving	2.02%	11/25/20	6,300	31	59
US CPURNSA	Receiving	1.55%	07/26/21	4,500	(1)	(1)
US CPURNSA	Receiving	1.60%	09/12/21	3,550	(1)	(1)
US CPURNSA	Receiving	2.50%	07/15/22	20,800	105	128
US CPURNSA	Paying	1.73%	07/26/26	4,500	2	1
US CPURNSA	Paying	1.80%	09/12/26	3,550	1	1
US CPURNSA	Paying	1.78%	09/15/26	3,100	1	1
					$(274)	$2,261

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.NA.HY.27	5.00%	12/20/21	2,673	$(210)	$—	$(28)
CDX.NA.HY.28	5.00%	06/20/22	8,480	(610)	2	(37)
				$(820)	$2	$(65)

Exchange Traded Futures Options
	Purchased (Written) Contracts†	Exercise Price		Expiration	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Interest Options
3-Month Sterling Interest Rate Future	480	GBP	98.50	06/21/17	$—	$(29)
3-Month Sterling Interest Rate Future	(480)	GBP	98.00	06/21/17	—	8
					$—	$(21)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	139.00	05/26/17	30	$—
10-Year U.S. Treasury Note Future	Put	111.00	05/26/17	370	—
10-Year U.S. Treasury Note Future	Put	111.00	05/26/17	75	—
10-Year U.S. Treasury Note Future	Put	110.50	05/26/17	552	—
10-Year U.S. Treasury Note Future	Put	111.50	05/26/17	33	—
10-Year U.S. Treasury Note Future	Put	111.50	05/26/17	149	—
2-Year U.S. Treasury Note Future	Call	110.00	05/26/17	3	—
2-Year U.S. Treasury Note Future	Call	110.00	05/26/17	20	—
5-Year U.S. Treasury Note Future	Call	125.50	05/26/17	108	1
5-Year U.S. Treasury Note Future	Call	124.00	05/26/17	54	—
5-Year U.S. Treasury Note Future	Call	125.00	05/26/17	360	3
90-Day Eurodollar Future	Put	98.63	04/13/17	1,544	10
90-Day Eurodollar Future	Put	98.63	04/13/17	1,808	11
90-Day Eurodollar Future	Put	98.50	04/13/17	1,544	10
U.S. Treasury Long Bond Future	Call	180.00	05/26/17	7	—
U.S. Treasury Long Bond Future	Call	180.00	05/26/17	49	—
U.S. Treasury Long Bond Future	Call	180.00	05/26/17	325	—
					$35

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Interest Rate Swaptions
3-Month LIBOR ‡	DUB	Call	2.15%	06/15/18	6,900,000	$171
3-Month LIBOR ‡	DUB	Call	2.15	06/15/18	2,800,000	69
3-Month LIBOR ‡	DUB	Put	2.15	06/15/18	2,800,000	426
3-Month LIBOR ‡	DUB	Put	2.15	06/15/18	6,900,000	1,049
3-Month LIBOR ‡	MSC	Put	2.72	07/16/18	31,100,000	796
3-Month LIBOR ‡	MSC	Put	2.77	07/16/18	40,700,000	976
						$3,487

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	125.00	05/26/17	53	$(37)
10-Year U.S. Treasury Note Future	Call	125.00	05/26/17	175	(123)
10-Year U.S. Treasury Note Future	Call	124.50	05/26/17	61	(56)
10-Year U.S. Treasury Note Future	Call	124.50	05/26/17	176	(162)
10-Year U.S. Treasury Note Future	Call	124.50	05/26/17	155	(143)
10-Year U.S. Treasury Note Future	Put	122.50	05/26/17	175	(38)
10-Year U.S. Treasury Note Future	Put	123.00	05/26/17	174	(54)
10-Year U.S. Treasury Note Future	Put	122.50	05/26/17	155	(34)
10-Year U.S. Treasury Note Future	Put	122.50	05/26/17	181	(40)
					$(687)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †		Value
Credit Default Swaptions
iTraxx Europe Series 26	CGM	Call		0.68%	06/21/17	EUR	10,800,000	$(23)
iTraxx Europe Series 26	CGM	Put		1.00	06/21/17	EUR	10,800,000	(6)
								$(29)
Foreign Currency Options
Brazilian Real versus USD	DUB	Call	BRL	3.29	04/07/17		4,787,000	$(1)
British Pound versus USD	BNP	Call		1.27	05/18/17	GBP	13,017,000	(123)
								$(124)
Inflation - Capped/Floor Options
Cap - CPURNSA Index	JPM	Call		4.00	04/22/24		19,400,000	$(11)
Floor - CPURNSA Index	BNP	Call		0.00	03/01/18		2,800,000	—
Floor - CPURNSA Index	CIT	Call		0.00	09/29/20		3,100,000	—
Floor - CPURNSA Index	DUB	Call		0.00	01/22/18		3,700,000	—
Floor - CPURNSA Index	JPM	Call		0.00	03/24/20		21,100,000	(82)
Floor - CPURNSA Index	JPM	Call		0.00	10/02/20		8,600,000	(43)
Floor - CPURNSA Index	JPM	Call		4.00	05/16/24		1,700,000	(1)
								$(137)

Summary of Written Options
	Number of Contracts†	Notional† EUR	Notional† GBP	Notional† USD	Premiums
Options outstanding at December 31, 2016	86	9,700,000	12,370,000	213,300,000	3,716
Options written during the period	1,615	21,600,000	39,051,000	25,787,000	1,680
Options closed during the period	(396)	—	—	(163,400,000)	(3,175)
Options expired during the period	—	(9,700,000)	(38,404,000)	(10,500,000)	(315)
Options outstanding at March 31, 2017	1,305	21,600,000	13,017,000	65,187,000	1,906

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
BRL/USD	BNP	04/04/17	BRL	143,356	$45,792	$1,657
BRL/USD	CSI	04/04/17	BRL	10,058	3,213	13
BRL/USD	JPM	04/04/17	BRL	17,700	5,654	230
BRL/USD	DUB	05/03/17	BRL	10,114	3,210	41
CNY/USD	DUB	05/19/17	CNY	121,931	17,643	157
EUR/USD	BNP	04/04/17	EUR	14,964	15,964	(175)
EUR/USD	CIT	04/04/17	EUR	3,891	4,151	(27)
EUR/USD	MSC	04/04/17	EUR	4,846	5,170	(37)
EUR/USD	SCB	04/04/17	EUR	1,656	1,767	21
INR/USD	UBS	04/20/17	INR	303,357	4,661	253
JPY/USD	BOA	04/04/17	JPY	546,907	4,913	(6)
MXN/USD	BNP	04/17/17	MXN	94,827	5,055	260
MXN/USD	BOA	04/17/17	MXN	3,199	171	12
MXN/USD	CSI	04/17/17	MXN	2,351	125	2
MXN/USD	JPM	04/17/17	MXN	85,417	4,553	243
MXN/USD	BNP	03/01/18	MXN	123,300	6,267	52
RUB/USD	CSI	05/24/17	RUB	312,573	5,487	299
USD/AUD	SCB	04/04/17	AUD	(5,468)	(4,178)	33
USD/BRL	BNP	04/04/17	BRL	(39,800)	(12,713)	(1,337)
USD/BRL	DUB	04/04/17	BRL	(10,114)	(3,231)	(43)
USD/BRL	JPM	04/04/17	BRL	(121,200)	(38,715)	(3,780)
USD/BRL	BNP	10/03/17	BRL	(114,500)	(35,144)	(1,369)
USD/BRL	JPM	10/03/17	BRL	(48,900)	(15,009)	(626)
USD/BRL	BNP	01/03/18	BRL	(5,060)	(1,528)	(126)
USD/BRL	DUB	01/03/18	BRL	(63,400)	(19,143)	(1,479)
USD/BRL	JPM	01/03/18	BRL	(9,140)	(2,760)	(233)
USD/CNY	UBS	05/19/17	CNY	(122,829)	(17,773)	(80)
USD/EUR	BOA	04/04/17	EUR	(15,856)	(16,915)	(96)
USD/EUR	SCB	04/04/17	EUR	(4,655)	(4,966)	(60)
USD/EUR	BNP	05/02/17	EUR	(14,964)	(15,984)	176
USD/GBP	MSC	04/04/17	GBP	(33,255)	(41,665)	41
USD/JPY	BNP	04/04/17	JPY	(546,907)	(4,912)	(34)
USD/JPY	CIT	04/10/17	JPY	(1,730,000)	(15,543)	(639)
USD/JPY	UBS	04/10/17	JPY	(1,180,000)	(10,602)	(443)
USD/JPY	BOA	05/02/17	JPY	(546,907)	(4,918)	5
USD/JPY	BOA	05/08/17	JPY	(200,000)	(1,799)	(24)
USD/JPY	JPM	05/08/17	JPY	(1,380,000)	(12,412)	(162)
USD/MXN	BOA	04/17/17	MXN	(240,741)	(12,833)	(1,118)
USD/MXN	CIT	04/17/17	MXN	(97,796)	(5,213)	(471)
USD/MXN	BOA	05/25/17	MXN	(17,565)	(931)	(67)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/MXN	BNP	08/17/17	MXN	(32,240)	(1,687)	(73)
USD/MXN	CSI	08/17/17	MXN	(21,340)	(1,116)	(48)
USD/MXN	BNP	03/01/18	MXN	(123,300)	(6,267)	(371)
USD/NZD	JPM	04/04/17	NZD	(18,643)	(13,069)	320
					$(187,230)	$(9,109)

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Harmonised Index of Consumer Prices	Receiving	BNP	0.55%	10/15/17	EUR	2,100	$—	$8
Harmonised Index of Consumer Prices	Paying	CGM	1.18%	05/15/26	EUR	1,300	—	(26)
Harmonised Index of Consumer Prices	Paying	CGM	1.18%	05/15/26	EUR	1,500	—	(30)
U.K. Retail Price Index	Paying	BOA	3.43%	06/15/30	GBP	1,800	1	27
U.K. Retail Price Index	Paying	CSI	3.40%	06/15/30	GBP	2,700	(2)	22
U.K. Retail Price Index	Paying	JPM	3.40%	06/15/30	GBP	5,600	(3)	44
U.K. Retail Price Index	Paying	UBS	3.32%	05/15/30	GBP	5,000	—	(34)
US CPURNSA	Receiving	BOA	1.01%	10/16/17		3,700	—	50
US CPURNSA	Receiving	BOA	1.57%	06/07/18		2,500	—	17
US CPURNSA	Receiving	CIT	2.25%	07/15/17		16,600	4	(847)
US CPURNSA	Receiving	DUB	2.32%	11/16/17		12,300	—	(625)
US CPURNSA	Receiving	DUB	2.50%	07/15/22		5,700	129	(601)
US CPURNSA	Receiving	DUB	2.56%	05/08/23		11,800	—	(993)
US CPURNSA	Paying	MSC	2.06%	05/12/25		23,000	—	(170)
US CPURNSA	Paying	MSC	1.81%	09/20/26		1,400	—	(65)
							$129	$(3,223)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]		Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CMBX.NA.AAA.8	DUB	N/A	%	0.50%	10/17/57	$(4,400)	$(59)	$(229)	$170
CMBX.NA.AAA.8	MLP	N/A		0.50	10/17/57	(1,000)	(14)	(70)	56
Federative Republic of Brazil, 4.25%, 01/07/25	BOA	2.04		1.00	12/20/21	(1,900)	(86)	(148)	62
Federative Republic of Brazil, 4.25%, 01/07/25	CGM	1.79		1.00	06/20/21	(400)	(13)	(35)	22
Federative Republic of Brazil, 4.25%, 01/07/25	CSI	1.79		1.00	06/20/21	(1,100)	(34)	(76)	42
Federative Republic of Brazil, 4.25%, 01/07/25	DUB	1.79		1.00	06/20/21	(800)	(25)	(69)	44
Federative Republic of Brazil, 4.25%, 01/07/25	JPM	1.79		1.00	06/20/21	(600)	(19)	(42)	23
Russian Federation, 7.50%, 03/31/30	JPM	1.29		1.00	06/20/21	(1,200)	(14)	(74)	60
United Mexican States, 5.95%, 03/19/19	BNP	0.99		1.00	06/20/21	(7,200)	5	(182)	187
United Mexican States, 5.95%, 03/19/19	BOA	0.99		1.00	06/20/21	(2,100)	2	(53)	55
United Mexican States, 5.95%, 03/19/19	CGM	0.99		1.00	06/20/21	(500)	1	(12)	13
United Mexican States, 5.95%, 03/19/19	CSI	0.99		1.00	06/20/21	(4,600)	3	(120)	123
United Mexican States, 5.95%, 03/19/19	DUB	0.99		1.00	06/20/21	(1,900)	1	(46)	47
						$(27,700)	$(252)	$(1,156)	$904

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/PIMCO Total Return Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 20.9%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 1.09%, 01/25/37 (a)	4,746	$3,122
Accredited Mortgage Loan Trust
Series 2004-A2-1, 1.58%, 04/25/34 (a)	663	610
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 1.58%, 02/25/36 (a)	16,306	15,343
Alpine Securitization
Series 2005-A3-32T1, REMIC, 1.98%, 08/25/35 (a)	10,319	7,202
Series 2005-1A1-59, REMIC, 1.31%, 11/20/35 (a)	8,951	7,545
Series 2006-A1B-OA12, REMIC, 1.17%, 09/20/46 (a)	5,431	3,991
Alternative Loan Trust
Series 2005-2A1-J12, REMIC, 1.25%, 11/25/35 (a)	3,968	2,514
American Home Mortgage Assets Trust
Series 2006-A1-5, REMIC, 1.56%, 11/25/46 (a)	12,859	6,569
Series 2007-A1-1, REMIC, 1.31%, 02/25/47 (a)	9,097	5,275
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 3.36%, 02/25/45 (a)	143	144
AmeriCredit Automobile Receivables Trust
Series 2017-A1-1, 0.92%, 02/20/18	7,022	7,022
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M1-R8, REMIC, 1.45%, 10/25/35 (a)	11,833	11,743
Amortizing Residential Collateral Trust
Series 2002-A-BC4, REMIC, 1.56%, 07/25/32 (a)	18	17
Ares Enhanced Loan Investment Strategy IR Ltd.
Series 2013-A1BR-IRAR, 2.44%, 07/23/25 (a) (b)	11,300	11,340
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 2.22%, 04/17/26 (a) (b)	9,000	8,997
Ares XXV CLO Ltd.
Series 2012-AR-3A, 2.24%, 01/17/24 (a) (b)	10,000	10,006
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-A2C-W2, REMIC, 1.34%, 10/25/35 (a)	2,102	2,058
Atlas Senior Loan Fund Ltd.
Series 2012-AR-2A, 2.27%, 01/30/24 (a) (b)	13,799	13,803
BAMLL Commercial Mortgage Securities Trust
Series 2016-A-ASHF, REMIC, 2.81%, 03/15/28 (a) (b)	9,800	9,843
Banc of America Funding Trust
Series 2005-4A1-A, REMIC, 3.55%, 02/20/35 (a)	1,129	1,110
Series 2005-A1-D, REMIC, 3.10%, 05/25/35 (a)	13,565	13,847
Banc of America Mortgage Securities Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	13	14
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/10/20 (b)	10,964	11,245
BCAP LLC Trust
Series 2012-6A6-RR1, REMIC, 0.97%, 03/26/18 (a) (b)	15,670	11,179
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	1,950	2,004
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (b)	1,142	952
Series 2011-12A1-RR5, REMIC, 5.08%, 03/26/37 (a) (b)	298	292
Series 2010-5A3-RR11, REMIC, 3.36%, 03/27/37 (a) (b)	8,692	6,196
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (b)	5,794	4,618
Bear Stearns Adjustable Rate Mortgage Trust
Series 2000-A1-2, REMIC, 2.75%, 11/25/30 (a)	1	1
Series 2002-1A1-11, REMIC, 2.93%, 02/25/33 (a)	2	2
Series 2002-1A2-11, REMIC, 3.63%, 02/25/33 (a)	5	5
Series 2003-6A1-1, REMIC, 3.08%, 04/25/33 (a)	28	28
Series 2003-4A1-8, REMIC, 3.36%, 01/25/34 (a)	142	141
	Shares/Par†	Value
Series 2004-12A5-1, REMIC, 3.58%, 04/25/34 (a)	319	312
Series 2004-2A1-8, REMIC, 3.29%, 11/25/34 (a)	537	516
Series 2005-A2-2, REMIC, 3.64%, 03/25/35 (a)	895	902
Bear Stearns Alt-A Trust
Series 2005-23A1-4, REMIC, 3.40%, 05/25/35 (a)	322	310
Series 2005-22A1-7, REMIC, 3.27%, 09/25/35 (a)	206	176
Series 2005-26A1-7, REMIC, 3.28%, 09/25/35 (a)	14,747	11,012
Bear Stearns Asset Backed Securities I Trust
Series 2005-M2-AQ1, REMIC, 1.96%, 03/25/35 (a)	9,217	9,023
Series 2006-1M1-HE1, REMIC, 1.39%, 12/25/35 (a)	4,072	4,023
Series 2007-1A3-HE3, REMIC, 1.23%, 01/25/37 (a)	4,821	4,242
Series 2007-1A2-HE3, REMIC, 1.18%, 04/25/37 (a)	1,741	1,885
Bear Stearns Asset Backed Securities Trust
Series 2006-A2-4, REMIC, 1.24%, 10/25/36 (a)	7,921	7,610
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.50%, 01/26/36 (a)	673	612
Series 2007-2A1-R6, REMIC, 3.29%, 12/26/46 (a)	398	359
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 2.28%, 03/25/37 (a) (b)	2,947	2,893
BNC Mortgage Loan Trust
Series 2007-A2-2, REMIC, 1.08%, 05/25/37 (a)	882	870
Bridgeport CLO II Ltd.
Series 2007-A1-2A, 1.38%, 06/18/21 (a) (b)	1,412	1,409
Chase Issuance Trust
Series 2017-A-A1, 1.21%, 01/15/20 (a)	9,400	9,424
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.15%, 12/25/35 (a)	1,150	1,108
ChaseFlex Trust
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	838	739
CIFC Funding Ltd.
Series 2012-A1R-3A, 2.24%, 01/29/25 (a) (b)	7,300	7,295
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	1,615	1,583
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A3A-8, REMIC, 3.33%, 11/25/35 (a)	8,705	7,483
Series 2005-A2A-11, REMIC, 2.93%, 12/25/35 (a)	53	53
Series 2007-A3A-AHL3, REMIC, 1.04%, 05/25/37 (a)	418	293
Series 2007-1A1-FS1, REMIC, 5.75%, 10/25/37 (b) (c)	4,891	4,784
Continental Airlines Inc. Pass-Through Trust
Series 2009-A-2, 7.25%, 11/10/19	4,030	4,473
Countrywide Alternative Loan Trust
Series 2005-1A2-27, REMIC, 2.04%, 08/25/35 (a)	649	561
Series 2006-1A1A-OA17, REMIC, 1.17%, 12/20/46 (a)	8,823	7,083
Series 2006-A1-OA21, REMIC, 1.17%, 03/20/47 (a)	6,065	4,192
Series 2007-A1A-OA7, REMIC, 1.16%, 05/25/47 (a)	394	334
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 1.13%, 04/25/34 (a)	2,699	2,519
Series 2004-M1-3, REMIC, 1.73%, 06/25/34 (a)	174	162
Series 2007-1A-2, REMIC, 1.12%, 10/25/35 (a)	6,152	5,074
Series 2005-M3-BC5, REMIC, 1.48%, 12/25/35 (a)	5,000	4,671
Series 2007-1A-9, REMIC, 1.18%, 02/25/36 (a)	14,523	11,163
Series 2006-1A-26, REMIC, 1.12%, 06/25/37 (a)	8,190	6,747
Series 2007-1A-13, REMIC, 1.82%, 06/25/36 (a)	2,826	2,472

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,785	2,839
Series 2004-A2-HYB6, REMIC, 3.12%, 11/20/34 (a)	875	860
Series 2004-A3-22, REMIC, 3.10%, 11/25/34 (a)	387	379
Series 2004-1A1-HYB9, REMIC, 3.31%, 02/20/35 (a)	452	454
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	2,524	2,217
Series 2005-3A2A-HYB9, REMIC, 3.31%, 02/20/36 (a)	85	75
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 1.42%, 03/25/32 (a) (b)	34	32
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (a)	4,602	4,622
Series 2010-4A4-18R, REMIC, 3.22%, 04/26/38 (a) (b)	3,316	3,265
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	2,525	1,865
CSMC Trust
Series 2014-A1-RPL2, REMIC, 3.50%, 03/25/54 (a) (b)	13,728	13,724
CVS Pass-Through Trust
Series A, 6.94%, 01/10/30	301	357
CWABS Asset-Backed Certificates Trust
Series 2005-MV1-17, REMIC, 1.44%, 04/25/36 (a)	5,400	4,720
Series 2005-2AV-17, REMIC, 1.22%, 05/25/36 (a)	7,419	7,172
Series 2006-2A3-17, REMIC, 1.22%, 03/25/47 (a)	6,698	4,397
Deco 2014-BONN Ltd.
Series 2014-A-BONA, 1.25%, 11/07/24, EUR (a) (b)	2,512	2,689
Dell Equipment Finance Trust
Series 2015-A2B-2, 1.88%, 12/22/17 (a) (b)	1,149	1,150
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates
Series 2005-1A3-WF1, REMIC, 3.05%, 06/26/35 (a) (b)	1,876	1,868
Dryden XXV Senior Loan Fund
Series 2012-AR-25A, 2.22%, 01/15/25 (a) (b)	12,200	12,199
Equity One Mortgage Pass-Through Trust
Series 2002-AV1-3, 1.54%, 11/25/32 (a)	33	31
Eurohome UK Mortgages Plc
Series 2007-A-1, 0.49%, 06/15/44, GBP (a)	3,764	4,528
Finn Square CLO Ltd.
Series 2012-A1R-1A, 2.37%, 12/24/23 (a) (b)	10,502	10,505
First Franklin Mortgage Loan Trust
Series 2005-M2-FFH2, REMIC, 1.79%, 04/25/35 (a) (b)	1,296	1,238
Series 2005-A4-FF9, REMIC, 1.34%, 10/25/35 (a)	4,036	3,827
First Horizon Asset Securities Inc.
Series 2005-4A1-AR6, REMIC, 2.95%, 02/25/36 (a)	828	772
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 2.89%, 10/25/35 (a)	1,464	1,215
GE-WMC Asset-Backed Pass-Through Certificates
Series 2005-A2C-2, REMIC, 1.23%, 12/25/35 (a)	4,424	4,222
GoldenTree Loan Opportunities IX Ltd.
Series 2014-AR-9A, 2.41%, 10/29/26 (a) (b)	7,000	7,021
GS Mortgage Securities Trust
Series 2016-WMB-GS3, 3.60%, 10/10/49 (b)	9,000	8,705
GSAMP Trust
Series 2006-A1-HE4, REMIC, 1.12%, 06/25/36 (a)	1,789	1,617
Series 2006-A2C-FM2, REMIC, 1.13%, 09/25/36 (a)	8,746	4,057
Series 2007-A2B-FM2, REMIC, 1.07%, 01/25/37 (a)	3,086	1,918
Series 2007-A1-HS1, REMIC, 1.83%, 02/25/37 (a)	4,558	4,514
	Shares/Par†	Value
GSR Mortgage Loan Trust
Series 2005-2A1-AR6, REMIC, 3.09%, 09/25/35 (a)	624	643
Series 2005-6A1-AR7, REMIC, 3.14%, 11/25/35 (a)	196	194
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 1.42%, 05/19/35 (a)	99	91
Series 2005-3A1-4, REMIC, 3.16%, 07/19/35 (a)	405	357
Highlander Euro CDO III BV
Series 2007-A-3X, 0.00%, 05/01/23, EUR (a) (b)	697	742
Hilton USA Trust
Series 2016-A-SFP, REMIC, 2.83%, 11/05/23 (b)	10,000	9,825
Home Equity Asset Trust
Series 2005-M4-2, REMIC, 2.03%, 07/25/35 (a)	3,247	3,213
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 1.34%, 12/25/35 (a)	3,000	2,850
IndyMac ARM Trust
Series 2001-A2-H2, REMIC, 2.20%, 01/25/32 (a)	—	—
IndyMac INDX Mortgage Loan Trust
Series 2005-A3-AR11, REMIC, 3.16%, 08/25/35 (a)	2,163	1,789
Series 2005-1A1-AR31, REMIC, 3.09%, 01/25/36 (a)	513	426
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-AFL-FLRR, 2.36%, 07/15/17 (a) (b)	4,975	4,975
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-A-ATRM, REMIC, 2.96%, 10/05/20 (b)	11,100	11,167
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 1.22%, 05/25/36 (a)	7,933	7,558
Series 2007-MV6-CH1, REMIC, 1.53%, 11/25/36 (a)	2,414	1,920
Series 2007-MV1-CH2, REMIC, 1.26%, 01/25/37 (a)	4,800	4,024
JPMorgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	107	89
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	1,149	1,170
KKR Financial CLO Ltd.
Series 2013-A1AR-2A, 2.23%, 01/23/26 (a) (b)	6,000	6,000
Lehman XS Trust
Series 2005-1A3-4, REMIC, 1.78%, 10/25/35 (a)	2,170	2,109
Series 2007-3A3-2N, REMIC, 1.15%, 02/25/37 (a)	8,172	4,847
Long Beach Mortgage Loan Trust
Series 2004-A5-5, REMIC, 1.54%, 09/25/34 (a)	198	184
Series 2006-1A-7, REMIC, 1.14%, 08/25/36 (a)	9,812	5,874
Malin CLO BV
Series 2007-VFNE-1X, 0.00%, 05/07/23, EUR (a) (b)	5,035	5,370
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 5.11%, 12/25/32 (a)	1,500	1,487
Series 2005-M5-WMC1, REMIC, 1.99%, 03/25/35 (a)	5,005	4,335
Series 2006-A3-NC2, REMIC, 1.09%, 08/25/36 (a)	11,655	6,270
Series 2006-A3-AM3, REMIC, 1.15%, 10/25/36 (a)	4,814	4,496
Series 2007-A2-WMC1, REMIC, 1.03%, 01/25/37 (a)	352	137
Series 2007-A1-HE2, REMIC, 2.13%, 08/25/37 (a)	7,575	5,909
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 1999-A2-TBC3, REMIC, 2.61%, 10/20/29 (a)	50	50
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 3.05%, 05/25/33 (a)	265	260
Series 2005-2A3-A6, REMIC, 1.36%, 08/25/35 (a)	4,496	4,333
Series 2005-3A-2, REMIC, 1.78%, 10/25/35 (a)	61	58
Series 2005-1A-2, REMIC, 2.54%, 10/25/35 (a)	5,587	5,566
Series 2005-5A-3, REMIC, 1.23%, 11/25/35 (a)	117	107

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-A3-8, REMIC, 5.86%, 07/12/17 (a)	4,695	4,715
Series 2007-A4-6, REMIC, 5.48%, 03/12/51 (a)	93	93
Morgan Stanley ABS Capital I Inc. Trust
Series 2006-A2C-HE3, REMIC, 1.14%, 04/25/36 (a)	75	75
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/15/24	9,000	9,140
Series 2016-ASB-C31, REMIC, 2.95%, 12/15/25	3,500	3,448
Morgan Stanley Capital I Trust
Series 2015-A-XLF1, REMIC, 2.04%, 08/14/19 (a) (b)	4,218	4,214
Series 2014-B-CPT, REMIC, 3.45%, 07/13/21 (a) (b)	490	501
Morgan Stanley Dean Witter Capital I Inc. Trust
Series 2002-M1-HE1, REMIC, 1.88%, 07/25/32 (a)	1,062	1,032
Morgan Stanley Re-REMIC Trust
Series 2009-A4A-GG10, RE-REMIC, 5.95%, 04/12/17 (a) (b)	1,556	1,557
MortgageIT Trust
Series 2005-A1-5, REMIC, 1.24%, 12/25/35 (a)	4,619	4,279
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 1.49%, 09/25/35 (a)	1,900	1,841
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 3.62%, 08/25/35 (a)	1,824	1,779
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 1.75%, 08/25/35 (a)	3,700	2,984
Series 2007-2A2-6, REMIC, 1.11%, 07/25/37 (a)	1,063	676
Palmer Square CLO Ltd.
Series 2013-A1A-2A, 2.42%, 10/17/25 (a) (b)	7,700	7,700
Panther CDO V BV
Series V-A-1-A, 0.08%, 10/15/84, EUR (a) (b)	3,919	4,148
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-WCW1, REMIC, 1.69%, 05/25/35 (a)	1,700	1,631
Series 2005-M1-WCW3, REMIC, 1.46%, 08/25/35 (a)	1,453	1,419
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 1.38%, 02/25/34 (a)	18	17
Race Point VII CLO Ltd.
Series 2012-AR-7A, 2.24%, 11/08/24 (a) (b)	8,879	8,878
RALI Trust
Series 2006-A1-QO6, REMIC, 1.16%, 06/25/46 (a)	12,881	5,513
RAMP Trust
Series 2005-M5-EFC1, REMIC, 1.96%, 05/25/35 (a)	12,706	10,701
RASC Trust
Series 2005-M1-KS1, REMIC, 1.66%, 02/25/35 (a)	3,798	3,739
Series 2006-AI3-KS9, REMIC, 1.14%, 09/25/36 (a)	5,102	4,716
Series 2006-1A3-EMX9, REMIC, 1.15%, 09/25/36 (a)	3,185	2,859
Series 2006-A4-KS7, REMIC, 1.22%, 09/25/36 (a)	3,000	2,766
Series 2007-A3-KS1, REMIC, 1.13%, 11/25/36 (a)	10,800	10,037
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 1.23%, 02/26/37 (a) (b)	1,849	1,740
Reperforming Loan REMIC Trust
Series 2006-AF1-R1, 1.32%, 01/25/36 (a) (b)	7,049	6,164
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.31%, 01/25/36 (a)	9,792	7,823
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR2, REMIC, 1.96%, 03/25/35 (a)	417	404
Series 2006-A3-FR3, REMIC, 1.23%, 05/25/36 (a)	3,784	2,266
	Shares/Par†	Value
Series 2007-A2A-HE1, REMIC, 1.04%, 12/25/36 (a)	270	89
Shackleton II CLO Ltd.
Series 2012-A1R-2A, 2.24%, 10/20/23 (a) (b)	8,521	8,521
SLM Student Loan Trust
Series 2008-A-9, 2.54%, 10/25/17 (a)	3,906	3,984
SMB Private Education Loan Trust
Series 2017-A-1-A, 1.23%, 08/15/19 (a) (b)	7,200	7,200
Soundview Home Loan Trust
Series 2006-A1-WF2, REMIC, 1.11%, 12/25/36 (a)	1,162	1,144
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	8,865	8,920
Structured Asset Investment Loan Trust
Series 2004-A4-11, REMIC, 1.88%, 01/25/35 (a)	3,302	3,275
Series 2006-A4-1, REMIC, 1.29%, 01/25/36 (a)	2,500	1,983
Structured Asset Mortgage Investments II Trust
Series 2005-A3-AR5, REMIC, 1.23%, 07/19/35 (a)	318	308
Series 2007-2A1-AR2, REMIC, 1.24%, 03/25/37 (a)	979	701
Structured Asset Mortgage Investments Trust
Series 2002-A1-AR3, REMIC, 1.64%, 09/19/32 (a)	24	24
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-4A-1A, REMIC, 2.89%, 02/25/32 (a)	1	1
Uropa Securities Plc
Series 2007-A3A-1, 0.56%, 10/10/40, GBP (a)	9,300	10,562
VB-S1 Issuer LLC
Series 2016-D-1A, 4.46%, 06/15/21 (d) (e)	2,000	1,963
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	199	218
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.47%, 10/15/26 (a) (b)	6,000	6,000
VOLT XXXI LLC
Series 2015-A1-NPL2, 3.38%, 01/25/18 (b) (c)	4,875	4,860
WaMu Mortgage Pass-Through Certificates
Series 2006-3A3-AR8, REMIC, 2.85%, 08/25/36 (a)	3,092	2,786
Series 2007-4A1-HY1, REMIC, 2.90%, 02/25/37 (a)	256	228
Series 2007-3A3-HY1, REMIC, 3.09%, 02/25/37 (a)	2,595	2,433
WaMu Mortgage Pass-Through Certificates
Series 2007-2A3-HY7, REMIC, 2.68%, 07/25/37 (a)	426	349
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-1A-AR9, REMIC, 1.47%, 11/25/46 (a)	3,187	2,323
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2002-2A2-AR1, REMIC, 2.40%, 02/25/31 (a)	—	—
Series 2005-1A3A-AR18, REMIC, 2.85%, 01/25/36 (a)	733	730
Series 2002-1A-AR9, REMIC, 2.04%, 08/25/42 (a)	71	67
Series 2002-1A-AR17, REMIC, 1.84%, 11/25/42 (a)	46	43
Series 2005-A1A1-AR13, REMIC, 1.27%, 10/25/45 (a)	90	88
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-CC, REMIC, 3.09%, 01/25/35 (a)	244	246
Series 2006-2A1-AR2, REMIC, 3.09%, 03/25/36 (a)	735	737
Series 2006-2A5-AR2, REMIC, 3.09%, 03/25/36 (a)	2,019	1,968
Series 2006-2A1-AR8, REMIC, 3.10%, 04/25/36 (a)	1,483	1,481
Series 2006-1A1-AR10, REMIC, 3.11%, 07/25/36 (a)	3,872	3,714
Total Non-U.S. Government Agency Asset-Backed Securities (cost $722,896)		730,425

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
CORPORATE BONDS AND NOTES 25.8%
Consumer Discretionary 0.2%
Altice SA
6.25%, 02/15/25, EUR (b)	4,200	4,772
7.63%, 02/15/25 (b) (f)	1,000	1,057
Wynn Las Vegas LLC
5.50%, 03/01/25 (b) (f)	2,000	2,032
		7,861
Consumer Staples 0.1%
Reynolds American Inc.
4.45%, 06/12/25	4,500	4,732
Energy 1.1%
Cimarex Energy Co.
5.88%, 05/01/22	4,196	4,322
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21	3,345	3,587
Energy Transfer Partners LP
4.05%, 03/15/25	5,500	5,436
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	4,400	4,922
4.25%, 09/01/24	3,000	3,046
Kinder Morgan Inc.
5.00%, 02/15/21 (b)	1,500	1,602
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (b)	2,234	1,223
6.35%, 06/30/22	581	318
Regency Energy Partners LP
5.50%, 04/15/23	1,600	1,657
4.50%, 11/01/23	4,200	4,305
Statoil ASA
1.50%, 11/08/18 (a)	6,400	6,433
		36,851
Financials 19.7%
Altice Financing SA
5.25%, 02/15/23, EUR (b)	1,400	1,591
6.63%, 02/15/23 (b)	2,300	2,392
AmSouth Bancorp
6.75%, 11/01/25	4,000	4,584
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	1,300	1,323
Banco de Credito e Inversiones
3.00%, 09/13/17 (b)	3,200	3,211
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (g) (h)	6,400	1,980
Bank of America Corp.
2.63%, 04/19/21	4,600	4,588
4.13%, 01/22/24	3,900	4,070
Bank of America NA
1.46%, 05/08/17 (a)	4,300	4,301
6.00%, 10/15/36	3,200	3,932
Bank of Nova Scotia
1.88%, 04/26/21	11,200	10,991
Barclays Bank Plc
7.63%, 11/21/22	3,000	3,281
7.75%, 04/10/23 (a)	12,800	13,430
Barclays Plc
3.14%, 08/10/21 (a) (f)	9,800	10,224
3.20%, 08/10/21	800	801
3.68%, 01/10/23	7,000	7,025
BBVA Bancomer SA
6.50%, 03/10/21 (b)	2,400	2,623
Blackstone CQP Holdco LP
6.50%, 03/20/21 (d) (e)	12,300	12,343
Cantor Fitzgerald LP
6.50%, 06/17/22 (d) (e)	11,100	12,094
Capital One NA
2.19%, 08/17/18 (a)	22,500	22,689
CIT Group Inc.
4.25%, 08/15/17	8,300	8,373
5.25%, 03/15/18	2,900	2,978
Citigroup Inc.
1.70%, 04/27/18	6,000	5,995
2.03%, 06/07/19 (a)	5,200	5,242
	Shares/Par†	Value
2.05%, 06/07/19	2,700	2,700
2.90%, 12/08/21	7,800	7,812
2.48%, 09/01/23 (a)	6,900	7,095
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	6,500	6,585
3.80%, 06/09/23	8,300	8,331
3.75%, 03/26/25	13,950	13,702
Daimler Finance North America LLC
1.88%, 01/11/18 (b)	5,500	5,509
Deutsche Bank AG
2.94%, 05/10/19 (a)	21,100	21,456
4.25%, 10/14/21 (b)	6,900	7,068
Diamond 1 Finance Corp.
5.45%, 06/15/23 (b)	5,900	6,340
Eksportfinans ASA
5.50%, 06/26/17	2,600	2,618
Ford Motor Credit Co. LLC
1.63%, 09/08/17 (a)	1,400	1,401
1.95%, 01/09/18 (a)	5,000	5,017
2.94%, 01/08/19	6,200	6,283
General Motors Financial Co. Inc.
3.00%, 09/25/17	3,900	3,924
3.15%, 01/15/20	8,200	8,339
3.20%, 07/06/21	2,200	2,208
Goldman Sachs Group Inc.
1.73%, 06/04/17 (a)	1,100	1,101
2.24%, 04/30/18 (a)	7,500	7,558
2.33%, 09/15/20 (a)	6,400	6,496
3.50%, 01/23/25	8,470	8,416
3.75%, 05/22/25	9,900	10,012
HSBC Holdings Plc
3.40%, 03/08/21	5,000	5,110
2.95%, 05/25/21	5,000	5,022
ING Bank NV
2.63%, 12/05/22 (b)	11,800	11,808
JPMorgan Chase & Co.
0.82%, 05/30/17, GBP (a)	9,700	12,149
2.75%, 06/23/20	3,000	3,036
2.55%, 10/29/20 - 03/01/21	19,000	19,023
2.53%, 03/01/21 (a)	6,500	6,696
4.50%, 01/24/22	2,800	3,012
3.63%, 05/13/24	6,360	6,487
3.90%, 07/15/25	10,700	11,058
JPMorgan Chase Bank NA
6.00%, 10/01/17	4,100	4,189
KBC Bank NV
8.00%, 01/25/23	10,000	10,472
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (b) (i)	36,800	49,349
Lloyds Banking Group Plc
7.62%, (callable at 100 beginning 06/27/23), GBP (i) (j)	400	545
Macquarie Bank Ltd.
6.63%, 04/07/21 (b)	3,376	3,778
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,900	1,937
6.88%, 04/25/18	5,000	5,261
Mitsubishi UFJ Financial Group Inc.
2.93%, 03/01/21 (a)	8,700	9,038
Morgan Stanley
2.45%, 02/01/19	4,700	4,745
2.21%, 01/20/22 (a)	11,300	11,423
National Australia Bank Ltd.
1.68%, 07/23/18 (a) (b)	11,200	11,260
2.25%, 03/16/21 (b)	10,800	10,740
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (b)	1,900	1,985
7.25%, 12/15/21 (b)	1,700	1,781
Piper Jaffray Cos.
5.06%, 10/09/18 (d) (e)	3,000	3,052
Rabobank Nederland NV
8.40%, (callable at 100 beginning 06/29/17) (i)	1,500	1,522
Royal Bank of Canada
2.30%, 03/22/21	10,900	10,912

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Royal Bank of Scotland Plc
6.93%, 04/09/18, EUR	5,200	5,907
Santander Holdings USA Inc.
2.50%, 11/24/17 (a)	4,700	4,731
Santander UK Group Holdings Plc
2.88%, 08/05/21	6,000	5,927
Santander UK Plc
2.50%, 03/14/19	9,303	9,378
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	5,700	5,655
SLM Corp.
8.45%, 06/15/18	5,602	5,966
Society of Lloyd's
4.75%, 10/30/24, GBP	1,800	2,479
Springleaf Finance Corp.
5.25%, 12/15/19	1,600	1,614
State Street Corp.
1.95%, 08/18/20 (a)	8,400	8,560
Sumitomo Mitsui Financial Group Inc.
2.79%, 03/09/21 (a)	3,700	3,816
2.93%, 03/09/21	4,100	4,136
Svenska Handelsbanken AB
2.40%, 10/01/20	22,700	22,686
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	2,000	1,994
2.50%, 01/18/22 (b)	12,800	12,806
UBS Group AG
3.00%, 04/15/21 (b)	19,700	19,709
UBS Group Funding Jersey Ltd.
2.65%, 02/01/22 (b)	4,800	4,689
Volkswagen Bank GmbH
0.08%, 11/27/17, EUR (a)	3,900	4,158
Wachovia Capital Trust III
5.57%, (callable at 100 beginning 05/11/17) (i)	2,100	2,092
WEA Finance LLC
3.25%, 10/05/20 (b)	8,700	8,855
Wells Fargo & Co.
7.98%, (callable at 100 beginning 03/15/18) (i)	15,300	15,950
1.50%, 04/22/19 (a)	1,100	1,103
2.55%, 12/07/20	4,200	4,220
Wells Fargo Bank NA
1.75%, 12/06/19 (a)	6,500	6,556
		688,409
Financials 0.1%
US Capital Funding I Ltd.
1.91%, 05/01/34 (a) (b)	4,000	3,280
Health Care 0.8%
AbbVie Inc.
2.30%, 05/14/21	6,400	6,322
Actavis Funding SCS
3.45%, 03/15/22	3,000	3,057
Baxalta Inc.
4.00%, 06/23/25	4,000	4,075
Merck & Co. Inc.
2.75%, 02/10/25	3,800	3,747
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (b) (f)	2,271	2,275
4.50%, 05/15/23, EUR	3,340	2,619
VRX Escrow Corp.
5.38%, 03/15/20 (b)	5,000	4,475
		26,570
Industrials 0.6%
A P Moller - Maersk A/S
2.55%, 09/22/19 (b)	5,000	5,015
Asciano Finance Ltd.
5.00%, 04/07/18 (d) (e)	4,600	4,711
International Lease Finance Corp.
7.13%, 09/01/18 (b)	4,308	4,602
6.25%, 05/15/19	3,400	3,662
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	1,692	1,668
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/22 (b) (c)	4,465	1,652
	Shares/Par†	Value
6.63%, 10/01/23 (b)	1,593	590
		21,900
Information Technology 0.5%
EMC Corp.
1.88%, 06/01/18	5,785	5,729
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	10,000	10,032
Oracle Corp.
2.40%, 09/15/23	3,400	3,304
		19,065
Real Estate 0.7%
AvalonBay Communities Inc.
3.45%, 06/01/25	11,700	11,735
ERP Operating LP
3.38%, 06/01/25	6,900	6,851
Host Hotels & Resorts LP
4.00%, 06/15/25	5,790	5,797
		24,383
Telecommunication Services 1.2%
Altice Finco SA
7.63%, 02/15/25 (b)	500	514
AT&T Inc.
1.80%, 01/15/20 (a)	10,500	10,557
3.40%, 05/15/25	5,200	5,029
Verizon Communications Inc.
2.87%, 09/14/18 (a)	2,300	2,349
3.00%, 11/01/21	4,100	4,116
2.95%, 03/15/22 (b)	4,141	4,117
3.50%, 11/01/24	15,500	15,367
		42,049
Utilities 0.8%
Dynegy Inc.
6.75%, 11/01/19	12,600	12,946
7.38%, 11/01/22 (f)	6,000	5,955
7.63%, 11/01/24 (f)	2,100	2,003
Southern Power Co.
1.95%, 12/15/19	3,200	3,177
2.50%, 12/15/21	3,800	3,717
		27,798
Total Corporate Bonds And Notes (cost $906,197)		902,898
GOVERNMENT AND AGENCY OBLIGATIONS 78.9%
Collateralized Mortgage Obligations 3.4%
Federal Home Loan Mortgage Corp.
Series JZ-1507, REMIC, 7.00%, 05/15/23	53	57
Series F-2266, REMIC, 1.36%, 11/15/30 (a)	1	1
Series LZ-2764, REMIC, 4.50%, 03/15/34	4,864	5,203
Series T-A1-75, REMIC, 0.82%, 12/25/36 (a)	377	375
Series BF-4611, REMIC, 1.31%, 06/15/41 (a)	14,740	14,776
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,542	4,673
Series T-1A1-63, REMIC, 1.80%, 02/25/45 (a)	41	42
Federal National Mortgage Association
Series 2003-KP-25, REMIC, 5.00%, 04/25/33	109	120
Series 2006-3A2-5, REMIC, 3.00%, 05/25/35 (a)	42	44
Series 2007-A1-73, REMIC, 1.04%, 07/25/37 (a)	271	265
Series 2010-FD-135, REMIC, 1.48%, 06/25/39 (a)	4,981	4,996
Series 2003-1A1-W1, REMIC, 5.56%, 12/25/42 (a)	34	38
Series 2004-5AF-W2, REMIC, 1.33%, 03/25/44 (a)	144	143
Government National Mortgage Association
Series 2015-FB-H18, REMIC, 1.38%, 07/20/65 (a)	10,148	10,061
Series 2015-FB-H20, REMIC, 1.38%, 08/20/65 (a)	7,624	7,557
Series 2015-FK-H19, REMIC, 1.38%, 08/20/65 (a)	9,434	9,352
Series 2015-FC-H22, REMIC, 1.38%, 09/20/65 (a)	11,049	10,950
Series 2015-FA-H23, REMIC, 1.40%, 09/20/65 (a)	14,261	14,148
Series 2015-FM-H10, REMIC, 1.23%, 04/20/65 (a)	4,619	4,592

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Series 2015-FA-H09, REMIC, 1.40%, 04/20/65 (a)	5,051	5,013
Series 2015-FT-H31, REMIC, 1.43%, 11/20/65 (a)	7,027	7,051
Series 2017-FB-H03, REMIC, 1.43%, 06/20/66 (a)	7,347	7,352
Series 2016-FG-H20, REMIC, 1.48%, 08/20/66 (a)	13,250	13,306
		120,115
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K023, REMIC, 1.29%, 08/25/22 (a)	29,920	1,696
Mortgage-Backed Securities 47.0%
Federal Home Loan Mortgage Corp.
2.90%, 07/01/27 (a)	—	—
5.50%, 05/01/26 - 08/15/40	3,911	4,339
6.00%, 08/01/26 - 05/01/40	4,415	4,992
TBA, 6.00%, 04/15/47 (k)	1,000	1,129
TBA, 3.50%, 05/15/47 (k)	54,000	55,118
TBA, 4.00%, 05/15/47 (k)	25,000	26,168
TBA, 4.50%, 05/15/47 (k)	13,000	13,907
Federal National Mortgage Association
6.00%, 04/01/17 - 04/01/39	1,982	2,244
4.00%, 05/01/18 - 01/01/46	28,592	30,040
3.89%, 07/01/21	2,671	2,831
3.00%, 04/01/21 - 06/01/22	6,125	6,284
3.33%, 11/01/21	90	94
3.16%, 05/01/22	12,436	12,773
2.31%, 08/01/22	4,000	3,971
4.50%, 12/01/17 - 07/01/42	16,976	17,961
2.87%, 09/01/27	2,800	2,764
3.50%, 11/01/28 - 06/01/29	8,422	8,807
6.50%, 07/01/29	—	—
3.02%, 01/01/35 (a)	593	623
5.50%, 07/01/17 - 09/01/41	47,748	53,226
2.83%, 01/01/36 (a)	7,533	7,978
5.00%, 05/01/23 - 06/01/41	3,265	3,580
2.01%, 09/01/40 (a)	2	2
1.81%, 06/01/43 (a)	204	208
TBA, 3.50%, 05/15/32 - 05/15/47 (k)	465,000	474,939
TBA, 5.00%, 04/15/47 - 05/15/47 (k)	23,000	25,106
TBA, 6.00%, 04/15/47 (k)	4,000	4,523
TBA, 3.00%, 04/15/32 - 05/15/47 (k)	248,000	247,020
TBA, 4.00%, 04/15/32 - 05/15/47 (k)	386,000	404,226
TBA, 4.50%, 05/15/47 (k)	140,000	149,887
Government National Mortgage Association
2.13%, 05/20/26 - 05/20/30 (a)	31	33
2.00%, 02/20/27 - 02/20/32 (a)	53	54
5.00%, 02/15/38 - 07/15/41	21,033	23,175
3.00%, 11/15/44 - 07/15/45	6,236	6,298
TBA, 3.00%, 04/15/47 (k)	3,000	3,026
TBA, 5.00%, 04/15/47 (k)	1,000	1,093
TBA, 3.50%, 05/15/47 (k)	7,000	7,244
TBA, 4.00%, 05/15/47 (k)	35,500	37,429
		1,643,092
Municipal 1.8%
California State University
6.43%, 11/01/30	1,400	1,820
California Statewide Communities Development Authority
7.55%, 05/15/40	5,500	7,159
Chicago Transit Authority
6.30%, 12/01/21	70	76
6.90%, 12/01/40	1,500	1,869
City of Chicago, IL
7.75%, 01/01/42	7,600	7,816
Illinois Municipal Electric Agency
6.83%, 02/01/35	1,800	2,114
Iowa Tobacco Settlement Authority
6.50%, 06/01/23	130	130
Irvine Ranch Water District
6.62%, 05/01/40	7,200	9,457
	Shares/Par†	Value
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40	3,700	5,349
Mississippi Development Bank
6.31%, 01/01/33	1,500	1,769
New Jersey Economic Development Authority
insured by Assured Guaranty Municipal Corp., 0.00%, 02/15/19 (l)	5,410	5,154
New York State Dormitory Authority
5.05%, 09/15/27	2,000	2,298
State of California
7.55%, 04/01/39	3,300	4,840
State of Iowa
6.75%, 06/01/34	3,900	4,271
Tobacco Settlement Finance Authority
7.47%, 06/01/47	1,510	1,443
University of California
6.40%, 05/15/31	5,200	6,507
		62,072
Sovereign 4.5%
Autonomous Community of Andalusia, Spain
5.20%, 07/15/19, EUR	800	949
Banco Nacional de Desenvolvimento Economico e Social
4.13%, 09/15/17, EUR	1,000	1,080
Brazil Letras do Tesouro Nacional
0.00%, 07/01/17 - 01/01/18, BRL (l)	284,800	85,729
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23, BRL	57,700	18,951
Export-Import Bank of Korea
2.25%, 01/21/20	7,000	6,985
2.63%, 12/30/20	2,800	2,807
Korea Development Bank
3.50%, 08/22/17	1,900	1,914
Kuwait International Government Bond
2.75%, 03/20/22 (d) (e)	8,700	8,718
Province of Ontario, Canada
1.65%, 09/27/19	2,900	2,889
4.40%, 04/14/20	8,400	8,998
4.20%, 06/02/20, CAD	2,300	1,883
4.00%, 06/02/21, CAD	5,400	4,461
3.15%, 06/02/22, CAD	5,900	4,741
Province of Quebec, Canada
4.25%, 12/01/21, CAD	6,800	5,714
3.50%, 12/01/22, CAD	2,300	1,884
		157,703
Treasury Inflation Indexed Securities 5.7%
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (m) (n)	15,172	17,215
2.38%, 01/15/27 (m) (n)	64,303	76,008
1.75%, 01/15/28 (n)	50,887	57,526
3.63%, 04/15/28 (n)	300	399
2.50%, 01/15/29 (n)	34,158	41,764
0.75%, 02/15/42 - 02/15/45 (n)	8,410	8,047
		200,959
U.S. Government Agency Obligations 0.5%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/19 (m) (o)	18,500	18,395
Small Business Administration Participation Certificates
6.29%, 01/01/21	2	2
5.13%, 09/01/23	8	9
5.52%, 06/01/24	145	155
		18,561
U.S. Treasury Securities 15.9%
U.S. Treasury Bond
4.25%, 05/15/39 (m)	6,500	7,936
4.50%, 08/15/39	10,200	12,879
4.63%, 02/15/40	8,100	10,403
4.38%, 11/15/39 - 05/15/40	36,700	45,549
3.13%, 02/15/42 - 08/15/44	98,800	100,761
2.75%, 08/15/42 - 11/15/42 (m)	55,800	53,141
2.88%, 05/15/43	26,300	25,601
3.75%, 11/15/43	29,300	33,333

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
3.63%, 08/15/43 - 02/15/44 (m)	10,700	11,913
3.00%, 11/15/44 - 05/15/45	49,400	49,139
2.50%, 02/15/45 (k)	87,100	78,240
2.88%, 08/15/45 (k)	83,200	80,665
2.50%, 02/15/46 (m)	5,200	4,659
2.25%, 08/15/46	18,000	15,224
U.S. Treasury Note
0.63%, 09/30/17 (m)	8,164	8,153
2.00%, 08/31/21 (m)	500	503
1.75%, 09/30/22 (m)	7,700	7,582
2.00%, 11/15/26	1,000	966
2.25%, 02/15/27 (k)	7,900	7,799
		554,446
Total Government And Agency Obligations (cost $2,754,739)		2,758,644
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (e) (g) (p) (q)	128	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 18.5%
Certificates of Deposit 4.5%
Barclays Bank Plc, 1.80%, 11/06/17 (a)	12,300	12,325
Barclays Bank Plc, 1.91%, 09/08/17 (a)	16,000	16,040
Credit Suisse AG, 1.92%, 09/12/17 (a)	27,600	27,664
Mitsubishi UFJ Trust & Banking Corp., 1.87%, 09/19/17 (a)	9,400	9,425
Mizuho Bank Ltd., 1.82%, 12/12/17 (a)	15,300	15,338
Natixis, 1.85%, 10/02/17 (a)	19,300	19,344
Natixis, 1.85%, 09/25/17 (a)	7,700	7,718
Norinchukin Bank, 1.73%, 10/10/17 (a)	20,000	20,051
Sumitomo Mitsui Banking Corp., 1.83%, 09/15/17 (a)	11,500	11,529
Sumitomo Mitsui Trust Bank Ltd., 1.88%, 09/18/17 (a)	18,500	18,551
		157,985
Commercial Paper 3.6%
Bell CDA, 1.20%, 05/01/17 (b)	11,400	11,389
Eni Finance USA Inc., 1.33%, 04/18/17 (b)	9,000	8,994
HP Inc., 1.25%, 04/17/17 (b)	11,500	11,494
Hyundai Capital America Inc., 1.30%, 04/26/17 (b)	14,000	13,987
Monsanto Co., 1.50%, 06/26/17 (b)	22,300	22,228
NiSource Finance Corp., 1.33%, 04/21/17 (b)	14,500	14,489
ONEOK Partners LP, 1.55%, 04/24/17 (b)	21,000	20,981
Standard Chartered Bank, 1.43%, 07/03/17 (b)	10,200	10,167
TransCanada PipeLines Ltd., 1.25%, 04/27/17 (b)	13,800	13,788
		127,517
Securities Lending Collateral 0.3%
Securities Lending Cash Collateral Fund LLC, 0.63% (r) (s)	9,870	9,870
Treasury Securities 9.5%
Argentina Treasury Bill
0.00%, 06/30/17 - 04/13/18	17,500	17,093
Brazil Letras do Tesouro Nacional
0.00%, 10/01/17, BRL	190,400	57,911
Japan Treasury Bill
0.00%, 05/08/17 - 06/19/17, JPY	27,600,000	248,004
	Shares/Par†	Value
U.S. Treasury Bill
0.58%, 04/20/17 (m)	1,281	1,280
0.48%, 04/27/17 (m)	4,588	4,586
0.49%, 05/04/17 (m)	4,468	4,465
		333,339
U.S. Government Agency Obligations 0.6%
Federal Home Loan Bank
0.50%, 04/03/17 (o)	19,500	19,499
Total Short Term Investments (cost $640,122)		648,210
Total Investments 144.1% (cost $5,023,954)		5,040,177
Total Forward Sales Commitments (0.3)% (proceeds $9,778)		(9,925)
Total Purchased Options 0.0% (cost $2,491)		1,390
Other Derivative Instruments (0.8)%		(26,992)
Other Assets and Liabilities, Net (43.0)%		(1,506,587)
Total Net Assets 100.0%		$3,498,063

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $609,945 and 17.4%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or portion of the security was on loan.

(g) Non-income producing security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(i) Perpetual security.

(j) Convertible security.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2017, the total payable for investments purchased on a delayed delivery basis was $1,608,139.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) All or a portion of the security is pledged or segregated as collateral.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) The security is a direct debt of the agency and not collateralized by mortgages.

(p) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal National Mortgage Association
TBA, 3.00%, 04/15/47 (a)	(10,000)	$(9,925)
Total Government And Agency Obligations (proceeds $9,778)		(9,925)
Total Forward Sales Commitments (0.3%) (proceeds $9,778)		$(9,925)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2017, the total proceeds for investments sold on a delayed delivery basis was $9,778.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Asciano Finance Ltd., 5.00%, 04/07/18	04/01/11	$4,611	$4,711	0.1%
Blackstone CQP Holdco LP, 6.50%, 03/20/21	03/06/17	12,300	12,343	0.4
Cantor Fitzgerald LP, 6.50%, 06/17/22	06/15/15	11,100	12,094	0.3
Kuwait International Government Bond, 2.75%, 03/20/22	03/14/17	8,645	8,718	0.2
Piper Jaffray Cos., 5.06%, 10/09/18	10/09/15	3,000	3,052	0.1

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
VB-S1 Issuer LLC, Series 2016-D-1A, 4.46%, 06/15/21	06/08/16	2,000	1,963	0.1
		$41,656	$42,881	1.2%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Interest Rate	1,105	September 2017	EUR	277,044	$30	$23
90-Day Eurodollar	(1,644)	June 2017		(407,430)	41	1,732
90-Day Eurodollar	(638)	September 2017		(157,296)	16	77
90-Day Eurodollar	(633)	December 2017		(155,843)	(16)	46
Australia Commonwealth Treasury Bond, 10-Year	1	June 2017	AUD	126	—	2
Canadian Government Bond, 10-Year	(498)	June 2017	CAD	(67,821)	60	(435)
Euro-BTP	(70)	June 2017	EUR	(9,114)	11	(40)
Euro-Bund	1,736	June 2017	EUR	279,652	(37)	655
Euro-OAT	(2,228)	June 2017	EUR	(323,865)	903	(4,034)
U.K. Long Gilt	(298)	June 2017	GBP	(37,513)	22	(636)
U.S. Treasury Long Bond	(329)	June 2017		(49,401)	(103)	(226)
U.S. Treasury Note, 10-Year	5,960	June 2017		740,501	1,267	1,891
U.S. Treasury Note, 5-Year	13,514	July 2017		1,588,925	2,217	2,032
					$4,411	$1,087

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Canada Bankers Acceptance	Receiving	1.75%	12/16/46	CAD	3,000	$8	$367
3-Month LIBOR	Receiving	2.00%	12/16/19		328,800	(168)	9,868
3-Month LIBOR	Receiving	1.25%	06/21/20		47,200	(29)	(185)
3-Month LIBOR	Receiving	1.25%	06/21/21		218,000	(177)	(41)
3-Month LIBOR	Receiving	1.45%	06/28/21		140,800	(69)	2,382
3-Month LIBOR	Receiving	1.25%	06/21/22		115,500	(119)	23
3-Month LIBOR	Receiving	2.25%	12/16/22		227,600	(210)	11,543
3-Month LIBOR	Receiving	2.35%	08/05/25		5,000	(9)	322
3-Month LIBOR	Receiving	2.25%	06/15/26		65,300	(103)	3,996
3-Month LIBOR	Receiving	1.75%	12/21/26		36,910	(59)	2,973
3-Month LIBOR	Receiving	1.50%	06/21/27		1,400	(2)	(5)
3-Month LIBOR	Receiving	2.75%	12/16/45		213,000	(541)	26,982
3-Month LIBOR	Receiving	2.50%	06/15/46		17,100	(42)	2,029
3-Month LIBOR	Receiving	2.50%	06/15/46		39,600	(38)	3,417
3-Month LIBOR	Paying	1.75%	12/21/26		36,910	(20)	(20)
6-Month British Bankers' Association Yen LIBOR	Receiving	0.30%	03/18/26	JPY	19,670,000	114	808
6-Month GBP LIBOR	Receiving	1.00%	09/20/22	GBP	55,600	(20)	105
6-Month GBP LIBOR	Receiving	1.50%	09/20/27	GBP	9,500	9	6
6-Month GBP LIBOR	Receiving	1.50%	09/20/27	GBP	36,300	(48)	(661)
6-Month GBP LIBOR	Receiving	1.75%	03/21/48	GBP	18,200	(8)	(1,131)
						$(1,531)	$62,778

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CDX.NA.HY.27	5.00%	12/20/21	(4,851)	$381	$(1)	$107
General Motors Co., 3.50%, 10/02/18	5.00%	06/20/22	(7,000)	1,213	(3)	19
MetLife Inc., 4.75%, 02/08/21	1.00%	12/20/21	(16,100)	215	1	207
Sprint Communications, 7.00%, 08/15/20	5.00%	12/20/19	(500)	44	—	17
Sprint Communications, 8.38%, 08/15/17	5.00%	12/20/19	(200)	18	—	6
Tesco Plc, 6.00%, 12/14/29	1.00%	06/20/22	(7,000)	(342)	—	(4)
Volkswagen International Finance, 5.38%, 05/22/18	1.00%	06/20/17	(5,800)	11	—	1
Volkswagen International Finance, 5.38%, 05/22/18	1.00%	12/20/17	(9,900)	60	—	(15)
Volkswagen International Finance, 5.38%, 05/22/18	1.00%	12/20/21	(6,600)	43	—	94
				$1,643	$(3)	$432

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Futures Options
	Purchased (Written) Contracts†	Exercise Price		Expiration	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Interest Options
Euro-Bund Future	1,080	EUR	145.00	05/26/17	$—	$(1)
Euro-Bund Future	848	EUR	143.00	05/26/17	—	(1)
Euro-Bund Future	800	EUR	142.50	05/26/17	—	(1)
					$—	$(3)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Put	105.50	05/26/17	1,000	$—
10-Year U.S. Treasury Note Future	Put	108.50	05/26/17	1,000	—
10-Year U.S. Treasury Note Future	Put	104.00	05/26/17	3,232	—
5-Year U.S. Treasury Note Future	Put	103.00	05/26/17	11	—
5-Year U.S. Treasury Note Future	Put	102.50	05/26/17	950	7
5-Year U.S. Treasury Note Future	Put	101.50	05/26/17	8,655	68
5-Year U.S. Treasury Note Future	Put	106.00	05/26/17	3,000	23
90-Day Eurodollar Future	Put	98.50	06/19/17	567	4
90-Day Eurodollar Future	Put	98.50	06/19/17	775	5
90-Day Eurodollar Future	Put	98.50	06/19/17	668	4
90-Day Eurodollar Future	Put	98.50	06/19/17	1,672	10
90-Day Eurodollar Future	Put	98.50	06/19/17	551	3
90-Day Eurodollar Future	Put	98.50	06/19/17	302	2
90-Day Eurodollar Future	Put	98.50	06/19/17	377	2
U.S. Treasury Long Bond Future	Call	195.00	05/26/17	329	—
					$128

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Interest Rate Swaptions
3-Month LIBOR ‡	MSC	Put	2.91%	08/20/18	6,800,000	$392
3-Month LIBOR ‡	MSC	Put	2.91	08/20/18	15,100,000	870
						$1,262
Options on Securities
Federal National Mortgage Association, 3.00%, 05/15/47, TBA	JPM	Put	68.00	05/04/17	200,000,000	$—
Federal National Mortgage Association, 3.50%, 04/15/47, TBA	CSI	Put	80.00	04/05/17	243,000,000	—
Federal National Mortgage Association, 3.50%, 04/15/47, TBA	JPM	Put	70.00	04/05/17	273,000,000	—
Federal National Mortgage Association, 4.00%, 04/15/47, TBA	JPM	Put	72.00	04/05/17	200,000,000	—
						$—

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Foreign Currency Options
Brazilian Real versus USD	CSI	Call	BRL	3.25	04/26/17	7,400,000	$(28)
Brazilian Real versus USD	CSI	Call	BRL	3.38	06/26/17	24,100,000	(219)
Brazilian Real versus USD	CSI	Call	BRL	6.30	01/11/18	12,300,000	(6)
Brazilian Real versus USD	DUB	Call	BRL	3.25	04/26/17	24,800,000	(95)
Brazilian Real versus USD	DUB	Call	BRL	4.25	11/17/17	7,200,000	(27)
Brazilian Real versus USD	JPM	Call	BRL	3.23	04/26/17	8,400,000	(44)
Brazilian Real versus USD	JPM	Call	BRL	3.31	06/01/17	13,100,000	(113)
Brazilian Real versus USD	JPM	Call	BRL	3.51	09/27/17	21,400,000	(328)
South African Rand versus USD	CIT	Call	ZAR	14.00	06/28/17	20,600,000	(539)
South African Rand versus USD	JPM	Call	ZAR	13.10	04/25/17	14,600,000	(548)
South African Rand versus USD	SCB	Call	ZAR	12.98	04/25/17	3,700,000	(163)
							$(2,110)
Inflation - Capped/Floor Options
Floor - CPURNSA Index	CGM	Call		0.00	03/12/20	1,800,000	$—
Floor - CPURNSA Index	CGM	Call		0.00	09/29/20	6,400,000	—

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Floor - CPURNSA Index	DUB	Call	0.00	03/10/20	1,900,000	—
						$-
Interest Rate Swaptions
3-Month LIBOR	MSC	Put	2.80%	08/20/18	30,100,000	$(276)
3-Month LIBOR	MSC	Put	2.80	08/20/18	66,400,000	(608)
						$(884)
Options on Securities
Federal National Mortgage Association, 3.50%, 05/15/47, TBA	CSI	Put	100.64	05/04/17	2,000,000	$(2)
Federal National Mortgage Association, 3.50%, 05/15/47, TBA	CSI	Put	101.20	05/04/17	15,000,000	(37)
Federal National Mortgage Association, 3.50%, 05/15/47, TBA	JPM	Put	100.66	05/04/17	17,000,000	(20)
Federal National Mortgage Association, 3.50%, 05/15/47, TBA	JPM	Put	100.42	05/04/17	27,000,000	(23)
						$(82)

Summary of Written Options
	Notional† USD	Premiums
Options outstanding at December 31, 2016	503,700,000	6,058
Options written during the period	428,100,000	2,640
Options closed during the period	(212,900,000)	(1,408)
Options exercised during the period	(84,000,000)	(446)
Options expired during the period	(309,700,000)	(2,053)
Options outstanding at March 31, 2017	325,200,000	4,791

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	BOA	04/04/17	AUD	29,280	$22,370	$(86)
BRL/USD	BNP	04/04/17	BRL	13,755	4,394	(65)
BRL/USD	BNP	04/04/17	BRL	169,100	54,015	787
BRL/USD	BOA	04/04/17	BRL	14,814	4,732	4
BRL/USD	DUB	04/04/17	BRL	18,762	5,993	(7)
BRL/USD	DUB	04/04/17	BRL	173,674	55,476	714
BRL/USD	JPM	04/04/17	BRL	8,133	2,598	(2)
BRL/USD	JPM	04/04/17	BRL	150,000	47,914	195
BRL/USD	SCB	04/04/17	BRL	13,194	4,215	(4)
BRL/USD	SCB	05/03/17	BRL	169,100	53,660	(592)
BRL/USD	JPM	01/03/18	BRL	652	197	7
CAD/USD	CIT	04/04/17	CAD	26,769	20,129	20
CAD/USD	JPM	04/04/17	CAD	9,721	7,310	38
CAD/USD	SCB	04/04/17	CAD	3,021	2,272	19
EUR/USD	BNP	04/04/17	EUR	36,549	38,990	(428)
EUR/USD	BNP	04/04/17	EUR	1,148	1,225	11
EUR/USD	BOA	04/04/17	EUR	1,298	1,385	(13)
GBP/USD	BNP	04/04/17	GBP	1,257	1,575	38
GBP/USD	SCB	04/04/17	GBP	2,789	3,494	68
INR/USD	UBS	04/20/17	INR	118,862	1,826	99
MYR/USD	UBS	06/23/17	MYR	882	199	3
SGD/USD	SCB	06/23/17	SGD	14,858	10,628	53
USD/AUD	CIT	05/15/17	AUD	(29,273)	(22,348)	(4)
USD/BRL	CSI	04/04/17	BRL	(5,117)	(1,634)	(6)
USD/BRL	CSI	04/04/17	BRL	(13,181)	(4,210)	8
USD/BRL	DUB	04/04/17	BRL	(146,969)	(46,946)	(3,001)
USD/BRL	JPM	04/04/17	BRL	(200,200)	(63,949)	(5,171)
USD/BRL	JPM	04/04/17	BRL	(26,264)	(8,389)	11
USD/BRL	SCB	04/04/17	BRL	(169,100)	(54,015)	560
USD/BRL	DUB	05/03/17	BRL	(167,704)	(53,217)	(686)
USD/BRL	MSC	07/05/17	BRL	(66,000)	(20,640)	(1,764)
USD/BRL	JPM	10/03/17	BRL	(122,300)	(37,537)	(2,948)
USD/BRL	SCB	10/03/17	BRL	(68,100)	(20,902)	(2,395)
USD/BRL	BNP	01/03/18	BRL	(652)	(197)	(6)
USD/BRL	DUB	01/03/18	BRL	(100)	(30)	(4)
USD/BRL	JPM	01/03/18	BRL	(218,700)	(66,034)	(1,720)
USD/BRL	BNP	04/03/18	BRL	(64,700)	(19,260)	(2,123)
USD/CAD	BOA	04/04/17	CAD	(1,048)	(788)	11
USD/CAD	SCB	04/04/17	CAD	(38,463)	(28,923)	405
USD/CAD	CIT	05/02/17	CAD	(26,769)	(20,138)	(20)
USD/EUR	BNP	04/04/17	EUR	(34,427)	(36,726)	(150)
USD/EUR	BOA	04/04/17	EUR	(890)	(949)	18
USD/EUR	CSI	04/04/17	EUR	(968)	(1,033)	14
USD/EUR	SCB	04/04/17	EUR	(1,925)	(2,053)	(18)
USD/EUR	UBS	04/04/17	EUR	(785)	(837)	10
USD/EUR	BNP	05/02/17	EUR	(36,549)	(39,040)	429
USD/GBP	MSC	04/04/17	GBP	(27,863)	(34,910)	34
USD/GBP	UBS	04/04/17	GBP	(2,331)	(2,920)	(22)
USD/JPY	BOA	05/08/17	JPY	(270,000)	(2,429)	(33)
USD/JPY	JPM	05/08/17	JPY	(1,900,000)	(17,090)	(223)
USD/JPY	CIT	05/15/17	JPY	(1,170,000)	(10,526)	(149)
USD/JPY	UBS	05/15/17	JPY	(320,000)	(2,879)	(14)
USD/JPY	BNP	05/22/17	JPY	(1,780,000)	(16,018)	(289)
USD/JPY	UBS	05/22/17	JPY	(5,640,000)	(50,754)	(921)
USD/JPY	BOA	06/05/17	JPY	(6,940,000)	(62,485)	(1,381)
USD/JPY	CIT	06/05/17	JPY	(7,040,000)	(63,385)	(1,380)
USD/JPY	CIT	06/19/17	JPY	(1,630,000)	(14,686)	(433)
USD/JPY	UBS	06/19/17	JPY	(910,000)	(8,199)	(239)
USD/KRW	CIT	06/23/17	KRW	(69,651,870)	(62,343)	(770)
USD/KRW	SCB	06/23/17	KRW	(7,472,208)	(6,688)	(199)
USD/KRW	UBS	06/23/17	KRW	(22,694,048)	(20,313)	(521)
USD/NZD	BOA	04/04/17	NZD	(1,320)	(925)	13
USD/RUB	DUB	04/21/17	RUB	(73,918)	(1,308)	(72)
USD/SGD	MSC	06/23/17	SGD	(100,201)	(71,676)	(501)
USD/TWD	CSI	06/23/17	TWD	(1,936,421)	(64,055)	(680)
USD/TWD	SCB	06/23/17	TWD	(1,607,957)	(53,190)	(1,014)
					$(771,977)	$(26,485)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
Barclays Bank Plc, 1.50%, 04/04/17	BNP	0.26%	1.00%	06/20/17	$(12,268)	$24	$—	$24
CDX.NA.IG.9 30-100%	GSI	N/A	0.55	12/20/17	(1,447)	6	—	6
Citigroup Inc., 6.13%, 05/15/18	BCL	0.48	1.00	12/20/20	(9,400)	181	(9)	190
CMBX.NA.AAA.9	DUB	N/A	0.50	09/17/58	(5,700)	(122)	(316)	194
CMBX.NA.AAA.9	MLP	N/A	0.50	09/17/58	(11,700)	(250)	(473)	223
CMBX.NA.AAA.9	UBS	N/A	0.50	09/17/58	(10,700)	(230)	(950)	720
Goldman Sachs Group Inc., 5.95%, 01/18/18	JPM	0.20	1.00	06/20/17	(1,000)	2	15	(13)
Morgan Stanley, 3.75%, 02/25/23	BCL	0.61	1.00	12/20/20	(1,000)	15	(2)	17
Morgan Stanley, 3.75%, 02/25/23	BNP	0.61	1.00	12/20/20	(8,000)	113	(15)	128
Petrobras International Finance Co., 8.38%, 12/10/18	BCL	1.60	1.00	12/20/19	(4,200)	(65)	(524)	459
Petrobras International Finance Co., 8.38%, 12/10/18	BNP	1.60	1.00	12/20/19	(5,200)	(81)	(564)	483
Petrobras International Finance Co., 8.38%, 12/10/18	BNP	1.75	1.00	03/20/20	(1,400)	(30)	(254)	224
United Mexican States, 5.95%, 03/19/19	BCL	0.27	1.00	03/20/18	(14,000)	104	34	70
United Mexican States, 5.95%, 03/19/19	BNP	0.19	1.00	09/20/17	(400)	1	(9)	10
United Mexican States, 5.95%, 03/19/19	DUB	0.19	1.00	09/20/17	(3,200)	14	(43)	57
United Mexican States, 5.95%, 03/19/19	MSC	0.19	1.00	09/20/17	(2,600)	11	(36)	47
					$(92,215)	$(307)	$(3,146)	$2,839

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/PPM America Floating Rate Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.0%
American Express Credit Account Secured Note Trust
Series 2012-C-4, 1.71%, 10/16/17 (b) (c)	8,400	$8,421
American Express Issuance Trust II
Series 2013-B-1, 1.36%, 03/15/18 (b)	515	516
AmeriCredit Automobile Receivables Trust
Series 2017-A2B-1, 1.28%, 05/18/20 (b)	4,000	4,001
Series 2014-A3-3, REMIC, 1.15%, 06/08/17	927	927
Chase Issuance Trust
Series 2012-A10-A10, 1.17%, 12/15/17 (b)	3,500	3,505
CNH Equipment Trust
Series 2016-A2B-B, 1.31%, 10/15/19 (b)	1,883	1,887
Ford Credit Floorplan Master Owner Trust
Series 2014-A2-4, 1.26%, 08/15/17 (b)	1,400	1,401
GM Financial Automobile Leasing Trust
Series 2016-A2B-1, 1.58%, 07/20/18 (b)	498	499
Mercedes-Benz Master Owner Trust
Series 2015-A-AA, 1.23%, 04/17/17 (b) (c)	2,800	2,800
Series 2016-A-AA, 1.49%, 05/15/18 (b) (c)	5,119	5,139
Westlake Automobile Receivables Trust
Series 2015-A2B-3A, 4.41%, 06/15/17 (b) (c)	574	575
Series 2016-A2B-1A, 1.96%, 09/15/17 (b) (c)	1,805	1,809
Total Non-U.S. Government Agency Asset-Backed Securities (cost $31,459)		31,480
CORPORATE BONDS AND NOTES 4.9%
Consumer Discretionary 1.1%
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (c)	1,438	1,451
American Greetings Corp.
7.88%, 02/15/25 (c)	807	845
ARAMARK Services Inc.
5.13%, 01/15/24	204	214
Beazer Homes USA Inc.
5.75%, 06/15/19	1,000	1,046
6.75%, 03/15/25 (c)	1,665	1,673
Churchill Downs Inc.
5.38%, 12/15/21	420	437
GLP Capital LP
5.38%, 11/01/23 - 04/15/26	523	547
Goodyear Tire & Rubber Co.
4.88%, 03/15/27	1,321	1,321
Gray Television Inc.
5.88%, 07/15/26 (c)	609	620
Live Nation Entertainment Inc.
5.38%, 06/15/22 (c)	646	672
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (c)	1,756	1,780
Numericable - SFR SA
7.38%, 05/01/26 (c)	1,490	1,535
PVH Corp.
4.50%, 12/15/22	229	231
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	131	141
Sally Holdings LLC
5.50%, 11/01/23	494	497
5.63%, 12/01/25	285	285
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (c)	427	433
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	1,000	1,023
Springs Industries Inc.
6.25%, 06/01/21	471	484
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (c)	1,000	1,053
WideOpenWest Finance LLC
10.25%, 07/15/19	885	923
		17,211
Consumer Staples 0.4%
Hearthside Group Holdings LLC
6.50%, 05/01/22 (c)	1,281	1,283
	Shares/Par†	Value
JBS Investments GmbH
7.25%, 04/03/24 (c)	2,490	2,577
Post Holdings Inc.
5.50%, 03/01/25 (c)	792	790
Spectrum Brands Inc.
5.75%, 07/15/25	952	1,007
		5,657
Energy 0.6%
Antero Resources Corp.
5.13%, 12/01/22	221	224
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (c)	1,000	1,155
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (c)	1,000	1,043
Contura Energy Inc.
10.00%, 08/01/21 (d) (e)	814	878
DCP Midstream LLC
5.85%, 05/21/43 (b) (c)	500	463
Parsley Energy LLC
5.25%, 08/15/25 (c)	475	480
Regency Energy Partners LP
5.88%, 03/01/22	876	961
5.00%, 10/01/22	81	86
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (c)	1,000	1,044
Summit Midstream Holdings LLC
5.75%, 04/15/25	500	498
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	1,500	1,549
Trinidad Drilling Ltd.
6.63%, 02/15/25 (c)	706	705
		9,086
Financials 0.3%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	201	212
Altice Financing SA
6.63%, 02/15/23 (c)	500	520
Diamond 1 Finance Corp.
5.88%, 06/15/21 (c)	1,264	1,329
Navient Corp.
6.50%, 06/15/22	1,263	1,274
Stena AB
7.00%, 02/01/24 (c)	1,498	1,401
		4,736
Health Care 0.5%
Capsugel SA
7.00%, 05/15/19 (c) (f)	460	459
Centene Corp.
6.13%, 02/15/24	460	494
Community Health Systems Inc.
6.25%, 03/31/23	1,000	1,020
HCA Inc.
3.75%, 03/15/19	623	636
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (c)	827	826
Hologic Inc.
5.25%, 07/15/22 (c)	401	421
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (c)	593	610
Mallinckrodt International Finance SA
5.75%, 08/01/22 (c)	1,500	1,478
Tenet Healthcare Corp.
6.75%, 06/15/23	540	531
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (c)	292	293
5.88%, 05/15/23 (c)	1,000	776
		7,544
Industrials 0.8%
ACCO Brands Corp.
5.25%, 12/15/24 (c)	840	844
AECOM
5.13%, 03/15/27 (d) (e)	2,482	2,488

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Aircastle Ltd.
5.00%, 04/01/23	1,453	1,529
4.13%, 05/01/24	2,311	2,314
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (d) (e)	877	898
Bombardier Inc.
6.00%, 10/15/22 (c)	773	762
7.50%, 03/15/25 (c)	403	414
Builders FirstSource Inc.
5.63%, 09/01/24 (c)	476	483
IHS Markit Ltd.
4.75%, 02/15/25 (c)	874	900
Meritor Inc.
6.25%, 02/15/24	500	513
Terex Corp.
5.63%, 02/01/25 (c)	1,746	1,772
		12,917
Information Technology 0.2%
Entegris Inc.
6.00%, 04/01/22 (c)	750	783
NXP BV
5.75%, 03/15/23 (c)	242	255
Sanmina Corp.
4.38%, 06/01/19 (c)	750	767
SS&C Technologies Holdings Inc.
5.88%, 07/15/23	464	491
		2,296
Materials 0.7%
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c)	1,000	1,011
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (c)	952	972
Hexion Inc.
10.38%, 02/01/22 (c)	1,288	1,282
Koppers Inc.
6.00%, 02/15/25 (c)	645	666
Olin Corp.
5.13%, 09/15/27	3,101	3,153
Scotts Miracle-Gro Co.
5.25%, 12/15/26 (c)	166	168
Signode Industrial Group Lux SA
6.38%, 05/01/22 (c)	1,000	1,026
Silgan Holdings Inc.
4.75%, 03/15/25 (c)	2,111	2,119
		10,397
Real Estate 0.1%
CyrusOne LP
5.00%, 03/15/24 (d) (e)	820	843
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	503	531
		1,374
Telecommunication Services 0.1%
CenturyLink Inc.
7.50%, 04/01/24	594	628
Sprint Corp.
7.13%, 06/15/24	624	666
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (c)	727	727
		2,021
Utilities 0.1%
AES Corp.
4.05%, 06/01/19 (b)	327	327
5.50%, 04/15/25	1,000	1,013
Dynegy Inc.
7.63%, 11/01/24	388	370
		1,710
Total Corporate Bonds And Notes (cost $73,549)		74,949
VARIABLE RATE SENIOR LOAN INTERESTS 94.0% (b)
Consumer Discretionary 23.7%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.25%, 02/15/24	4,125	4,127
	Shares/Par†	Value
24 Hour Fitness Worldwide Inc.
Term Loan B, 4.75%, 05/18/21	2,925	2,914
Acosta Holdco Inc.
Term Loan, 4.29%, 09/26/21	5,810	5,432
Advantage Sales and Marketing Inc.
1st Lien Term Loan, 4.25%, 07/11/21	5,356	5,296
2nd Lien Term Loan, 7.50%, 07/10/22	900	870
AMAYA Holdings BV
1st Lien Term Loan, 5.00%, 07/29/21	6,536	6,546
AMC Entertainment Inc.
Term Loan, 3.66%, 04/30/20	2,028	2,044
Term Loan B, 3.53%, 12/15/23	770	776
American Axle and Manufacturing Inc.
Term Loan B, 0.00%, 03/10/24 (g)	3,400	3,396
American Tire Distributors Holdings Inc.
Term Loan, 5.25%, 10/01/21	3,657	3,662
ARAMARK Services Inc.
Term Loan B, 0.00%, 03/09/24 (g)	2,600	2,613
Bass Pro Group LLC
Term Loan, 4.02%, 06/05/20	5,085	4,996
Term Loan B, 5.97%, 11/15/23 - 04/01/24	2,800	2,693
Bombardier Recreational Products Inc.
Term Loan B, 4.04%, 06/30/23	3,753	3,767
Boyd Gaming Corp.
Term Loan B-2, 0.00%, 09/15/23 (g)	4,800	4,823
Bright Horizons Family Solutions Inc.
Term Loan B, 3.60%, 11/30/23	2,125	2,144
Burlington Coat Factory Warehouse Corp.
Term Loan B-4, 3.70%, 08/13/21	1,793	1,798
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 01/26/18 (h) (i)	3,522	4,288
Caesars Entertainment Resort Properties LLC
Term Loan B, 7.00%, 10/11/20	6,160	6,187
Caesars Growth Properties Holdings LLC
Term Loan, 6.25%, 04/10/21	3,091	3,106
Camelot UK Holdco Ltd.
Term Loan B, 4.75%, 09/15/23	4,488	4,491
CBS Radio Inc.
Term Loan B, 4.50%, 10/06/23	2,536	2,554
Term Loan B, 0.00%, 03/01/24 (g)	1,500	1,507
Centerplate Inc.
Term Loan A, 4.75%, 11/13/19	1,455	1,450
Charter Communications Operating LLC
Term Loan E, 2.79%, 07/01/20	2,730	2,736
Term Loan F, 2.79%, 01/03/21	456	457
Term Loan I, 3.03%, 01/15/24	1,140	1,145
Citycenter Holdings LLC
Term Loan B, 3.53%, 10/09/20	3,940	3,975
Coinamatic Canada Inc.
1st Lien Term Loan, 4.25%, 05/13/22	330	330
Creative Artists Agency LLC
1st Lien Term Loan B, 4.50%, 02/09/24	2,251	2,279
CS Intermediate Holdco 2 LLC
Term Loan B, 3.75%, 11/02/23	1,590	1,603
CSC Holdings LLC
Term Loan, 3.94%, 10/11/24	7,914	7,892
CWGS Group LLC
Term Loan, 0.00%, 11/02/23 (g)	500	502
Term Loan, 4.60%, 11/02/23	2,700	2,710
Dealer Tire LLC
Term Loan B, 4.75%, 12/22/21 - 10/26/23	1,715	1,736
Delta 2 Lux SARL
Term Loan B-3, 4.57%, 07/30/21	8,137	8,128
2nd Lien Term Loan, 8.07%, 07/29/22	875	880
Dynacast International LLC
Term Loan, 0.00%, 01/17/22 (g)	200	200
Term Loan B, 4.50%, 01/28/22	884	886
Eldorado Resorts LLC
Term Loan B, 4.25%, 07/15/22	1,428	1,424
Term Loan B, 0.00%, 03/15/24 (g)	2,697	2,690
Entercom Radio LLC
Term Loan, 4.50%, 10/26/23	853	857
Term Loan, 6.25%, 10/26/23	6	6
Equinox Holdings Inc.
Term Loan B, 4.25%, 03/10/24	750	755

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
ESH Hospitality Inc.
Term Loan B, 3.28%, 08/30/23	6,105	6,133
Expro FinServices SARL
Term Loan, 5.75%, 08/11/21	3,421	2,684
FCA US LLC
Term Loan B, 3.39%, 12/31/18	1,439	1,446
FGI Operating Co. LLC
Term Loan, 5.50%, 04/19/19	2,873	2,784
Fitness International LLC
Term Loan B, 6.00%, 07/01/20	5,390	5,450
Four Seasons Holdings Inc.
Term Loan B, 3.75%, 06/27/20	2,534	2,559
Garda World Security Corp.
Term Loan B, 0.00%, 11/05/20 (g)	1,800	1,804
Delayed Draw Term Loan, 4.00%, 11/05/20	394	395
Term Loan B, 4.00%, 11/05/20	1,541	1,544
Hilton Worldwide Finance LLC
Term Loan B-1, 3.50%, 09/23/20	1,171	1,179
Term Loan B-2, 2.93%, 10/25/23	3,687	3,713
Hudson's Bay Co.
Term Loan B, 4.25%, 09/30/20	1,696	1,623
iHeartCommunications Inc.
Term Loan D, 7.53%, 01/30/19	9,000	7,714
Img Worldwide Inc.
1st Lien Term Loan, 4.25%, 05/06/21	5	5
1st Lien Term Loan, 4.29%, 05/06/21	1,995	2,001
Information Resources Inc.
1st Lien Term Loan, 5.25%, 01/15/24	5,080	5,136
J. Crew Group Inc.
Term Loan B, 4.00%, 03/05/21	3,204	1,941
La Quinta Intermediate Holdings LLC
Term Loan B, 3.77%, 04/14/21	6,937	6,973
Landry's Inc.
Term Loan B, 4.03%, 09/20/23	5,170	5,208
Las Vegas Sands Corp.
Term Loan B, 0.00%, 03/20/24 (g)	2,920	2,921
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 4.52%, 12/24/21	1,750	1,742
2nd Lien Term Loan, 7.77%, 06/23/23	550	535
Lions Gate Entertainment Corp.
1st Lien Term Loan, 3.85%, 10/12/23	4,323	4,346
Live Nation Entertainment Inc.
Term Loan B, 3.31%, 10/26/23	3,732	3,764
LTF Merger Sub Inc.
Term Loan B, 4.00%, 06/22/22	3,869	3,876
McGraw-Hill Global Education Holdings LLC
Term Loan B, 5.00%, 05/04/22	1,966	1,942
Mediacom Illinois LLC
Term Loan K, 3.20%, 02/15/21	2,431	2,441
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.28%, 04/20/23	2,637	2,648
Michaels Stores Inc.
Term Loan B-1, 3.75%, 01/27/23	3,775	3,763
Mohegan Tribal Gaming Authority
Term Loan B, 5.50%, 10/30/23	3,591	3,595
MPG Holdco I Inc.
Term Loan B, 3.75%, 10/20/21	3,830	3,829
Nord Anglia Education Finance LLC
Term Loan, 4.55%, 03/31/21	868	870
Numericable Group SA
Term Loan B-11, 0.00%, 07/31/25 (g)	5,185	5,164
Numericable US LLC
Term Loan B-7, 5.29%, 01/08/24	3,970	3,973
Term Loan B-10, 0.00%, 01/14/25 (g)	900	900
Term Loan B-10, 4.29%, 01/14/25	5,785	5,785
Party City Holdings Inc.
Term Loan, 3.79%, 08/06/22	336	334
Term Loan, 3.86%, 08/06/22 - 08/19/22	4,339	4,326
Petco Animal Supplies Inc.
Term Loan B, 4.29%, 01/12/23	4,572	4,299
PetSmart Inc.
Term Loan B-2, 4.02%, 03/11/22	6,186	5,900
Planet Fitness Holdings LLC
Incremental Term Loan, 4.28%, 03/31/21	1,964	1,974
Incremental Term Loan, 4.50%, 03/31/21	729	733
	Shares/Par†	Value
ProQuest LLC
1st Lien Term Loan, 5.25%, 10/24/21	335	340
Term Loan B, 5.25%, 10/24/21	2,636	2,673
Regal Cinemas Corp.
Term Loan, 3.28%, 04/12/22	2,599	2,622
Samsonite International SA
Term Loan B, 3.03%, 05/05/23	449	452
Scientific Games International Inc.
Term Loan B-3, 4.85%, 10/01/21	7,399	7,491
Seminole Hard Rock Entertainment Inc.
Term Loan B, 3.75%, 05/15/20	804	808
Serta Simmons Bedding LLC
1st Lien Term Loan, 4.54%, 10/21/23	7,800	7,819
ServiceMaster Co.
Term Loan B, 3.28%, 11/08/23	8,300	8,375
Sinclair Television Group Inc.
Term Loan B-2, 3.04%, 01/06/24	2,391	2,395
SRAM LLC
Term Loan B, 4.00%, 04/10/20	3,100	3,100
Term Loan B, 5.75%, 04/10/20	61	61
Station Casinos LLC
Term Loan B, 3.28%, 05/24/23	4,531	4,532
Term Loan B, 3.27%, 06/08/23	1,375	1,375
TI Group Automotive Systems LLC
Term Loan, 3.53%, 06/25/22	3,555	3,558
Trader Corp.
Term Loan, 5.00%, 08/10/23	1,800	1,804
Travelport Finance (Luxembourg) SARL
Term Loan B, 4.29%, 09/02/21	5,342	5,378
Tribune Media Co.
Term Loan, 3.78%, 12/27/20	279	281
Term Loan C, 3.78%, 01/20/24	3,485	3,503
UFC Holdings LLC
1st Lien Term Loan, 4.25%, 07/22/23	4,500	4,520
Univision Communications Inc.
Term Loan C-3, 4.00%, 03/01/20	3,686	3,662
Term Loan C-5, 3.75%, 03/15/24	8,827	8,768
USAGM HoldCo LLC
Incremental Delayed Draw Term Loan, 0.00%, 07/28/22 (g)	257	258
Incremental Delayed Draw Term Loan, 5.50%, 07/28/22	264	266
Incremental Term Loan, 5.50%, 07/28/22	2,622	2,635
USI Inc.
Term Loan B, 4.25%, 12/27/19	3,577	3,576
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 4.25%, 05/15/22	1,886	1,886
WaveDivision Holdings LLC
Term Loan B, 3.79%, 08/08/19	4,950	4,948
Weight Watchers International Inc.
Term Loan B-2, 4.03%, 04/02/20	980	911
Term Loan B-2, 4.25%, 04/02/20	2,821	2,622
WideOpenWest Finance LLC
Term Loan B, 4.50%, 08/17/23	8,169	8,206
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 4.29%, 03/19/21	4,264	4,279
1st Lien Term Loan, 4.25%, 05/06/21	11	11
WMG Acquisition Corp.
Term Loan C, 3.75%, 11/01/23	3,761	3,772
Yum! Brands Inc.
1st Lien Term Loan B, 2.98%, 06/01/23	3,582	3,598
		363,108
Consumer Staples 3.7%
AdvancePierre Foods Inc.
Term Loan, 4.00%, 05/26/23	1,204	1,217
Albertsons LLC
Term Loan B-4, 3.78%, 08/25/21	1,827	1,834
Term Loan B-5, 4.25%, 12/21/22	1,771	1,782
Term Loan B-6, 4.30%, 06/22/23	5,262	5,288
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.75%, 01/26/24	3,476	3,393
2nd Lien Term Loan, 8.50%, 01/27/25	628	612
Coty Inc.
Term Loan B, 3.28%, 10/27/22	1,061	1,064

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Del Monte Foods Inc.
1st Lien Term Loan, 4.25%, 01/26/21	1,940	1,592
2nd Lien Term Loan, 8.31%, 07/26/21	500	328
Dole Food Co. Inc.
Term Loan B, 4.50%, 10/25/18	2,961	2,961
Term Loan B, 4.75%, 10/25/18	704	704
Term Loan B, 6.50%, 10/25/18	2	2
Term Loan B, 0.00%, 03/22/24 (g)	2,044	2,056
Galleria Co.
Term Loan B, 3.81%, 10/21/22	1,133	1,142
Hearthside Group Holdings LLC
Term Loan, 4.00%, 06/02/21	3,565	3,592
Hostess Brands LLC
1st Lien Term Loan, 4.00%, 08/03/22	4,024	4,060
JBS USA LLC
Term Loan B, 3.29%, 10/30/22	8,350	8,376
Oak Tea Inc.
Term Loan B-1, 3.50%, 07/02/21	520	524
Pinnacle Foods Finance LLC
Term Loan B, 2.81%, 01/30/24	573	575
Portillo's Holdings LLC
1st Lien Term Loan, 5.50%, 08/01/21	2,932	2,947
Rite Aid Corp.
2nd Lien Term Loan, 4.88%, 06/21/21	2,000	2,002
Smart & Final Stores LLC
1st Lien Term Loan, 4.28%, 11/15/22	1,023	1,004
1st Lien Term Loan, 4.50%, 11/15/22	1,677	1,645
Supervalu Inc.
Term Loan B, 5.50%, 03/21/19	1,410	1,419
US Foods Inc.
Term Loan B, 3.53%, 06/27/23	6,773	6,832
		56,951
Energy 3.9%
Arch Coal Inc.
Term Loan B, 5.00%, 02/28/24	2,250	2,245
Astoria Energy LLC
Term Loan B, 5.00%, 12/18/21	3,181	3,208
Chief Exploration & Development LLC
2nd Lien Term Loan, 7.93%, 05/12/21	700	681
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (h) (i)	5,038	3,595
EFS Cogen Holdings I LLC
Term Loan B, 4.50%, 06/30/23	2,757	2,779
Emerald Performance Materials LLC
2nd Lien Term Loan, 8.75%, 07/23/22	900	897
Energy Transfer Equity LP
Term Loan B, 3.54%, 02/28/24	8,473	8,445
Floatel International Ltd.
Term Loan B, 6.00%, 05/22/20	2,917	2,412
Foresight Energy LLC
1st Lien Term Loan, 0.00%, 03/16/22 (g)	3,600	3,501
Jonah Energy LLC
2nd Lien Term Loan, 7.50%, 05/07/21	2,300	2,191
McJunkin Red Man Corp.
Term Loan, 5.00%, 11/14/19	1,579	1,587
MEG Energy Corp.
Term Loan B, 4.54%, 12/31/23	3,255	3,253
Peabody Energy Corp.
Term Loan B, 0.00%, 09/20/20 (e) (h) (i)	1,875	1,906
Term Loan, 0.00%, 02/08/22 (g)	3,000	2,996
Quicksilver Resources Inc.
2nd Lien Term Loan, 0.00%, 06/21/19 (e) (h) (i) (j)	3,301	50
Seadrill Partners Finco LLC
Term Loan B, 4.00%, 02/12/21	4,669	3,155
Summit Midstream Holdings LLC
Term Loan B, 7.02%, 05/15/22	2,330	2,371
TEX Operations Co. LLC
Term Loan B, 3.53%, 08/04/23	5,586	5,572
Term Loan C, 3.53%, 08/04/23	1,274	1,271
TPF II Power LLC
Term Loan B, 5.00%, 09/26/21	4,365	4,379
	Shares/Par†	Value
Western Refining Inc.
Term Loan B, 5.25%, 11/25/20	2,910	2,910
		59,404
Financials 7.4%
Acrisure LLC
Term Loan B, 0.00%, 11/03/23 (g)	176	178
Term Loan B, 5.75%, 11/03/23	2,426	2,461
AlixPartners LLP
Term Loan B, 4.00%, 07/28/22	2,738	2,743
Term Loan B, 0.00%, 03/28/24 (g)	4,745	4,763
Alliant Holdings I Inc.
Term Loan B, 4.39%, 07/27/22	4,708	4,729
Alpha 3 BV
Term Loan B-1, 4.00%, 01/31/24	1,500	1,503
Altice US Finance I Corp.
Term Loan B, 3.78%, 01/21/25	1,000	998
Term Loan B, 0.00%, 07/15/25 - 07/31/25 (g)	2,370	2,369
AmWINS Group Inc.
Term Loan B, 3.75%, 01/19/24	3,750	3,750
Asurion LLC
Term Loan B-2, 4.03%, 07/08/20	2,453	2,466
2nd Lien Term Loan, 8.50%, 03/03/21	920	930
Term Loan B-4, 0.00%, 08/04/22 (g)	2,000	2,008
Term Loan B-4, 4.25%, 08/04/22	4,706	4,726
Term Loan B-5, 4.75%, 10/31/23	2,763	2,783
Auris Luxembourg III SARL
Term Loan B-7, 4.00%, 01/17/22	2,653	2,674
Avolon (Luxembourg) SARL
Term Loan B-2, 3.73%, 01/20/23	2,475	2,507
Capital Automotive LP
1st Lien Term Loan, 4.00%, 03/21/24	2,920	2,949
2nd Lien Term Loan, 0.00%, 03/21/25 (g)	1,450	1,465
2nd Lien Term Loan, 7.00%, 03/21/25	2,920	2,949
Clipper Acquisitions Corp.
Term Loan B, 3.31%, 02/06/20	1,248	1,250
Communications Sales & Leasing Inc.
Term Loan B, 4.00%, 10/20/22	3,645	3,631
DTZ US Borrower LLC
1st Lien Term Loan, 4.25%, 11/04/21	375	377
1st Lien Term Loan, 4.29%, 11/04/21	2,298	2,310
1st Lien Term Loan, 4.30%, 11/04/21	5,114	5,141
Duff & Phelps Co.
Term Loan B, 4.75%, 04/23/20	906	910
First American Payment Systems LP
Term Loan, 6.75%, 01/02/24	2,473	2,476
Guggenheim Partners LLC
Term Loan, 3.53%, 07/22/23	2,508	2,522
Harbourvest Partners LLC
Term Loan, 3.38%, 02/04/21	1,052	1,057
HUB International Ltd.
Term Loan B, 4.03%, 09/17/20	6,551	6,582
INEOS Finance Plc
Term Loan, 3.53%, 02/12/24	2,000	2,009
INEOS US Finance LLC
Term Loan, 3.53%, 03/31/22	1,768	1,777
LPL Holdings Inc.
Term Loan B, 3.61%, 03/08/24	1,875	1,876
Term Loan B, 3.92%, 03/08/24	1,875	1,876
NFP Corp.
Term Loan B, 4.50%, 01/06/24	5,280	5,333
Realogy Corp.
Term Loan B, 3.03%, 07/20/22	2,281	2,303
SolarWinds Holdings Inc.
1st Lien Term Loan, 4.50%, 02/05/23	2,250	2,249
Solera Holdings Inc.
Term Loan B, 0.00%, 03/03/23 (g)	2,250	2,259
Term Loan B, 4.25%, 03/03/23	2,250	2,259
Stena International SARL
Term Loan B, 4.00%, 02/24/21	2,425	2,244
Sterigenics-Nordion Holdings LLC
Term Loan B, 4.25%, 05/15/22	5,145	5,145
TKC Holdings Inc.
Term Loan, 4.75%, 02/08/23	1,500	1,514

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
UPC Financing Partnership
Term Loan AP, 3.66%, 04/15/25	6,750	6,764
		112,815
Health Care 11.8%
Acadia Healthcare Co. Inc.
Term Loan B, 3.78%, 02/11/22	1,995	2,003
Acadia HealthCare Co. Inc.
Term Loan B-2, 3.78%, 02/16/23	574	577
ADMI Corp.
Term Loan B, 4.75%, 04/29/22	131	132
Term Loan B, 4.79%, 04/29/22	619	623
Akorn Inc.
Term Loan B, 5.25%, 04/16/21	2,386	2,410
Alliance Healthcare Services Inc.
Term Loan B, 4.26%, 06/03/19	863	860
Term Loan B, 4.29%, 06/03/19	1,071	1,068
Term Loan B, 4.36%, 06/03/19	500	498
Term Loan B, 4.38%, 06/03/19	423	422
Amneal Pharmaceuticals LLC
Term Loan, 4.65%, 11/01/19	3,669	3,672
Term Loan, 6.50%, 11/01/19	12	12
ATI Holdings Acquisition Inc.
Term Loan, 5.51%, 05/10/23	3,588	3,623
BPA Laboratories Inc.
1st Lien Term Loan, 3.54%, 04/29/20 (e) (j)	1,028	848
2nd Lien Term Loan, 3.54%, 04/29/20 (e) (j)	894	581
Capsugel Holdings US Inc.
Term Loan B, 4.00%, 08/01/18	2,764	2,765
Catalent Pharma Solutions Inc.
Term Loan B, 3.75%, 05/08/21	2,680	2,708
Change Healthcare Holdings Inc.
Term Loan B, 3.75%, 02/02/24 - 02/03/24	4,000	4,006
CHG Healthcare Services Inc.
Term Loan B, 4.75%, 05/26/23	3,696	3,739
Community Health Systems Inc.
Term Loan G, 3.53%, 12/14/19	129	128
Term Loan G, 3.75%, 12/14/19	6,882	6,835
Term Loan H, 0.00%, 01/27/21 (g)	2,000	1,971
Term Loan H, 4.00%, 01/27/21	595	587
Term Loan H, 4.05%, 01/27/21	4,475	4,411
Concentra Inc.
1st Lien Term Loan, 4.06%, 05/09/22	3,279	3,293
1st Lien Term Loan, 6.00%, 05/09/22	1	1
DaVita HealthCare Partners Inc.
Term Loan B, 3.53%, 06/20/21	2,550	2,577
DJO Finance LLC
Term Loan, 4.25%, 06/24/20 - 06/27/20	3,763	3,635
DPx Holdings BV
Incremental Term Loan, 4.25%, 03/11/21	3,885	3,885
Endo Luxembourg Finance Co. I SARL
Term Loan B, 3.81%, 06/24/22	7,183	7,172
Envision Healthcare Corp.
Term Loan B, 4.00%, 11/17/23	8,992	9,060
ExamWorks Group Inc.
Term Loan, 4.25%, 07/27/23	2,693	2,705
Genoa a QoL Healthcare Co. LLC
1st Lien Term Loan, 4.75%, 10/27/23	3,744	3,758
Greatbatch Ltd.
Term Loan B, 5.25%, 10/13/22	2,965	2,961
Term Loan B, 0.00%, 10/27/22 (g)	2,180	2,177
Greenway Health LLC
1st Lien Term Loan, 5.75%, 02/15/24	375	377
HCA Inc.
Term Loan B-6, 4.03%, 03/18/23	5,992	6,018
Term Loan B-8, 3.03%, 02/15/24	444	448
IASIS Healthcare LLC
Term Loan B-2, 4.50%, 02/20/20	4,766	4,763
inVentiv Health Inc.
Term Loan B, 4.80%, 09/29/23	3,742	3,750
Jaguar Holding Co. II
Term Loan B, 4.25%, 08/05/22 - 08/18/22	6,990	7,009
Kindred Healthcare Inc.
Term Loan, 4.56%, 04/09/21	2,865	2,864
	Shares/Par†	Value
Kinetic Concepts Inc.
Term Loan B, 4.28%, 01/30/24	5,625	5,625
Mallinckrodt International Finance SA
Term Loan B, 3.75%, 09/24/24	5,158	5,151
MMM Holdings Inc.
Term Loan, 10.25%, 10/23/17 (j)	547	539
MPH Acquisition Holdings LLC
Term Loan B, 5.00%, 06/07/23	8,474	8,577
MSO of Puerto Rico Inc.
Term Loan, 10.25%, 10/23/17 (j)	398	392
National Surgical Hospitals Inc.
Term Loan, 4.50%, 05/14/22	2,189	2,175
Nature's Bounty Co.
Term Loan B, 4.50%, 05/05/23	3,593	3,612
Ortho-Clinical Diagnostics Inc.
Term Loan B, 4.75%, 06/30/21	6,711	6,669
Prestige Brands Inc.
Term Loan B-4, 3.53%, 01/20/24	1,875	1,891
Quintiles IMS Inc.
Term Loan B, 0.00%, 03/07/24 (g)	1,938	1,954
Term Loan B, 2.75%, 03/07/24	785	791
Quorum Health Corp.
Term Loan B, 6.79%, 04/22/22	2,742	2,674
RPI Finance Trust
Term Loan B-5, 3.50%, 10/14/22	4,252	4,259
Select Medical Corp.
Term Loan B, 4.50%, 02/13/24	6,000	6,052
Team Health Holdings Inc.
1st Lien Term Loan, 0.00%, 01/12/24 (g)	2,000	1,984
1st Lien Term Loan, 3.75%, 01/12/24	6,600	6,548
US Renal Care Inc.
Term Loan B, 5.25%, 11/17/22	5,287	4,951
Valeant Pharmaceuticals International Inc.
Term Loan B, 0.00%, 07/08/20 (g)	1,000	1,002
Term Loan B, 5.45%, 12/11/19 - 07/08/20	2,246	2,251
Incremental Term Loan B, 0.00%, 04/01/22 (g)	263	263
Vizient Inc.
Term Loan B, 5.00%, 10/07/23	2,192	2,208
		180,500
Industrials 11.8%
Advanced Disposal Services Inc.
Term Loan B-3, 3.67%, 11/10/23	5,479	5,508
Air Canada
Term Loan B, 3.76%, 09/22/23	2,700	2,712
Air Medical Group Holdings Inc.
Term Loan B, 4.25%, 04/14/22	4,590	4,586
Term Loan B-1, 5.00%, 04/28/22	498	498
Allflex Holdings III Inc.
1st Lien Term Loan, 4.58%, 06/15/20	3,702	3,716
Allison Transmission Inc.
Term Loan B-3, 3.28%, 08/08/19	865	871
American Airlines Inc.
Term Loan B, 2.98%, 06/26/20	4,851	4,842
Term Loan B, 3.28%, 04/28/23	1,800	1,801
Term Loan B, 3.41%, 12/09/23	2,870	2,873
Ameriforge Group Inc.
1st Lien Term Loan, 5.00%, 12/19/19 (e)	2,405	1,783
2nd Lien Term Loan, 8.75%, 12/19/20 (e)	500	47
Avis Budget Car Rental LLC
Term Loan B, 2.82%, 03/02/22	3,750	3,755
Brand Energy & Infrastructure Services Inc.
Term Loan B, 4.76%, 11/21/20 - 11/26/20	1,530	1,532
Term Loan B, 4.79%, 11/26/20	875	876
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.00%, 12/15/20	4,880	4,890
Builders FirstSource Inc.
Term Loan B, 4.00%, 02/29/24	3,585	3,581
Capsugel Holdings US Inc.
Term Loan B, 4.00%, 08/01/18	701	701
Commercial Barge Line Co.
1st Lien Term Loan, 9.75%, 11/06/20 (j)	3,544	3,243
Cortes NP Acquisition Corp.
Term Loan B, 6.00%, 09/29/23	1,088	1,099
Term Loan B, 6.04%, 10/03/23	3,750	3,785

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.25%, 06/25/22	3,555	3,568
DigitalGlobe Inc.
Term Loan B, 3.53%, 12/22/23	3,520	3,531
EWT Holdings III Corp.
1st Lien Term Loan, 4.75%, 01/10/21	2,494	2,506
Filtration Group Corp.
1st Lien Term Loan, 4.30%, 11/14/20	4,897	4,930
Delayed Draw Term Loan, 0.00%, 11/21/20 (g)	2,353	2,362
Flying Fortress Inc.
Term Loan, 3.25%, 06/30/17	5,200	5,241
Gardner Denver Inc.
Term Loan, 4.25%, 07/31/20	137	136
Term Loan, 4.57%, 07/31/20	4,355	4,343
Gates Global LLC
Term Loan B, 4.25%, 06/12/21	7,135	7,141
Generac Power Systems Inc.
Term Loan B, 3.75%, 05/31/18	3,396	3,422
Harbor Freight Tools USA Inc.
Term Loan B, 3.79%, 08/16/23	3,995	3,986
Harsco Corp.
Term Loan B, 6.00%, 10/27/23	4,482	4,538
HD Supply Inc.
Incremental Term Loan B-1, 3.75%, 08/13/23	2,027	2,042
Incremental Term Loan B-2, 3.75%, 10/16/23	1,100	1,107
Husky Injection Molding Systems Ltd.
1st Lien Term Loan, 4.25%, 06/25/21	5,163	5,183
KAR Auction Services Inc.
Term Loan B-3, 4.50%, 03/06/23	2,233	2,256
Kenan Advantage Group Inc.
Term Loan, 4.00%, 07/22/22	2,731	2,732
Term Loan B, 4.00%, 07/31/22	608	608
Manitowoc Foodservice Inc.
Term Loan B, 1.10%, 03/06/23	375	378
Milacron LLC
Term Loan B, 3.78%, 09/23/23	3,000	3,013
Navistar International Corp.
Term Loan B, 5.00%, 08/07/20	3,277	3,310
North American Lifting Holdings Inc.
1st Lien Term Loan, 5.50%, 11/27/20	1,608	1,497
ON Assignment Inc.
Term Loan B, 3.03%, 06/03/22	1,425	1,433
OSG Bulk Ships Inc.
Term Loan, 5.29%, 07/22/19	2,318	2,295
Otter Products LLC
Term Loan, 0.00%, 05/30/20 (g)	1,392	1,372
Term Loan, 5.75%, 05/30/20	2,325	2,292
Paragon Offshore Finance Co.
Term Loan B, 0.00%, 07/18/21 (e) (h) (i)	1,185	460
Pike Corp.
1st Lien Term Loan, 4.75%, 03/10/24	1,500	1,515
Ply Gem Industries Inc.
Term Loan, 4.00%, 01/30/21	600	601
PODS LLC
Term Loan B-2, 4.25%, 02/02/22	750	756
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.25%, 05/02/22	8,825	8,909
Safway Group Holding LLC
Term Loan B, 5.75%, 08/19/23	3,744	3,782
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 3.75%, 02/11/21	3,855	3,849
Silver II US Holdings LLC
Term Loan, 4.00%, 12/13/19	3,000	2,810
Southwire Co.
Term Loan, 3.38%, 02/11/21	2,854	2,868
Summit Materials Cos. I LLC
Term Loan B, 3.53%, 06/25/22	836	843
Terex Corp.
Term Loan B, 3.54%, 01/27/24	750	750
TransDigm Inc.
Term Loan C, 3.75%, 02/28/20	—	—
Term Loan C, 3.78%, 02/28/20	852	851
Term Loan C, 4.00%, 02/28/20	3,786	3,778
Term Loan E, 3.78%, 05/13/22	1,383	1,377
Term Loan E, 4.00%, 05/13/22	682	679
	Shares/Par†	Value
TransUnion LLC
Term Loan B-2, 3.28%, 04/09/21	4,863	4,890
United Airlines Inc.
Term Loan B, 0.00%, 04/01/24 (g)	1,460	1,461
USIC Holdings Inc.
1st Lien Term Loan, 6.75%, 12/02/23	3,750	3,769
VC GB Holdings Inc.
1st Lien Term Loan, 4.75%, 02/23/24	2,250	2,261
Ventia Deco LLC
Term Loan B, 0.00%, 05/21/22 (g) (j)	57	57
Term Loan B, 5.00%, 05/21/22 (j)	1,602	1,606
Vouvray US Finance LLC
Term Loan B, 0.00%, 01/26/24 (g)	2,250	2,247
XPO Logistics Inc.
Term Loan B, 3.25%, 10/30/21	1,914	1,918
		179,958
Information Technology 10.7%
Abacus Innovations Corp.
Term Loan B, 3.06%, 06/09/23	1,800	1,815
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.25%, 10/19/23	5,801	5,841
2nd Lien Term Loan, 9.27%, 10/14/24	2,610	2,672
Applied Systems Inc.
1st Lien Term Loan, 4.00%, 01/15/21	1,131	1,136
2nd Lien Term Loan, 7.50%, 01/15/22	989	995
Aristocrat Leisure Ltd.
Term Loan B, 3.14%, 10/20/21	1,969	1,979
Avast Software BV
Term Loan B, 5.00%, 08/03/22	1,778	1,791
BMC Software Finance Inc.
Term Loan, 5.00%, 08/15/20	4,661	4,662
CCC Information Services Inc.
Term Loan, 4.00%, 12/20/19	1,898	1,897
CDW LLC
Term Loan B, 3.00%, 08/17/23	2,784	2,796
Colorado Buyer Inc.
Term Loan B, 0.00%, 03/15/24 (g)	2,940	2,955
CommScope Inc.
Term Loan B-5, 3.28%, 05/27/22	2,352	2,367
Compucom Systems Inc.
Term Loan B, 4.25%, 05/07/20 (e)	1,295	1,075
Cypress Semiconductor Corp.
Term Loan B, 4.58%, 06/15/21	1,755	1,770
Dell Inc.
Term Loan B, 3.35%, 09/07/23	9,879	9,912
DTI Holdco Inc.
Term Loan B, 6.09%, 09/30/23	7	7
Term Loan B, 6.29%, 09/30/23	2,687	2,650
EVO Payments International LLC
1st Lien Term Loan, 6.00%, 12/08/23	3,000	3,024
First Data Corp.
Term Loan, 3.98%, 03/24/21 - 07/08/22	12,362	12,452
Gartner Inc.
Term Loan B, 0.00%, 03/16/24 (g)	306	308
Global Payments Inc.
Term Loan B, 3.28%, 04/22/23	1,398	1,405
Go Daddy Operating Co. LLC
Term Loan B, 3.27%, 02/15/24	2,255	2,256
GTT Communications Inc.
Term Loan B, 5.00%, 01/15/24	660	668
Infor (US) Inc.
Term Loan B-3, 3.75%, 05/23/20	350	349
Term Loan B-6, 3.75%, 02/07/22	4,940	4,920
Kronos Inc.
1st Lien Term Loan, 5.00%, 10/20/23	14	14
1st Lien Term Loan, 5.03%, 10/20/23	5,586	5,615
LTS Buyer LLC
1st Lien Term Loan, 4.25%, 04/13/20	6,742	6,767
Lumileds Holding BV
Term Loan B, 0.00%, 03/15/24 (g)	1,125	1,132
M/A-Com Technology Solutions Holdings Inc.
Term Loan, 3.86%, 05/07/21	985	999
MA FinanceCo LLC
Term Loan B, 4.79%, 11/19/21	2,595	2,612

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Magic Newco LLC
1st Lien Term Loan, 5.00%, 12/01/18	3,284	3,293
Micron Technology Inc.
Term Loan, 4.54%, 04/26/22	896	899
Microsemi Corp.
Term Loan B, 3.23%, 12/17/22	656	659
NeuStar Inc.
Term Loan B-1, 0.00%, 08/31/19 (g)	750	759
Term Loan B-2, 0.00%, 02/28/24 (g)	3,000	3,034
ON Semiconductor Corp.
Incremental Term Loan, 4.03%, 03/31/23	5,591	5,613
Optiv Security Inc.
1st Lien Term Loan, 4.25%, 01/27/24	3,375	3,390
Presidio Inc.
Term Loan B, 4.50%, 02/02/22	2,446	2,468
Rackspace Hosting Inc.
1st Lien Term Loan, 4.50%, 10/26/23	19	19
1st Lien Term Loan, 4.53%, 10/26/23	7,381	7,427
Radiate Holdco LLC
1st Lien Term Loan, 3.78%, 12/09/23	2,904	2,915
Riverbed Technology Inc.
Term Loan, 4.25%, 04/22/22	2,195	2,190
Rovi Solutions Corp.
Term Loan B, 3.29%, 07/02/21	2,438	2,439
Sabre GLBL Inc.
Term Loan B, 3.53%, 02/22/24	7,448	7,501
Skillsoft Corp.
1st Lien Term Loan, 5.75%, 04/22/21	2,113	1,941
2nd Lien Term Loan, 9.25%, 04/22/22	1,000	691
Sophia LP
Term Loan B, 4.25%, 09/30/22	3,677	3,673
SS&C Technologies Inc.
Term Loan B-1, 3.03%, 07/08/22	2,965	2,978
Term Loan B-2, 3.03%, 07/08/22	285	286
SurveyMonkey Inc.
Term Loan B, 6.25%, 02/07/19 (j)	2,832	2,832
Synchronoss Technologies Inc.
Term Loan, 4.08%, 01/13/24	825	820
Veritas US Inc.
Term Loan B-1, 6.63%, 01/27/23	2,233	2,212
VF Holding Corp.
Term Loan, 4.25%, 06/30/23	898	901
Western Digital Corp.
Term Loan B-1, 4.53%, 04/29/23	6,567	6,599
WEX Inc.
Term Loan B, 4.28%, 06/16/23	2,687	2,716
Zebra Technologies Corp.
Term Loan B, 3.60%, 10/27/21	7,040	7,092
		164,188
Materials 12.1%
A. Schulman Inc.
Term Loan B, 4.03%, 05/11/22	358	359
Term Loan B, 4.23%, 05/11/22	32	32
Allnex (Luxembourg) & Cy S.C.A.
Term Loan B-2, 5.12%, 06/02/23	1	1
Term Loan B-2, 5.29%, 06/02/23	511	511
Allnex USA Inc.
Term Loan B-3, 5.12%, 06/02/23	1	1
Term Loan B-3, 5.29%, 06/02/23	385	385
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.53%, 09/22/23	2,852	2,857
Anchor Glass Container Corp.
1st Lien Term Loan, 4.25%, 11/22/23	2,249	2,262
ASP Chromaflo Dutch I BV
Term Loan B-2, 5.00%, 11/03/23	127	128
ASP Chromaflo Intermediate Holdings Inc.
Term Loan B-1, 5.00%, 11/03/23	98	98
Avantor Performance Materials Holdings LLC
1st Lien Term Loan, 5.00%, 03/09/24	1,439	1,447
Axalta Coating Systems US Holdings Inc.
Term Loan B-1, 3.25%, 02/01/23	4,694	4,731
Berlin Packaging LLC
1st Lien Term Loan, 4.50%, 09/24/21	3,747	3,765
	Shares/Par†	Value
Berry Plastics Group Inc.
Term Loan K, 3.11%, 02/10/20	4,962	4,989
BWAY Holding Co.
Term Loan B, 4.75%, 08/14/23	8,201	8,179
Term Loan B, 0.00%, 04/03/24 (g)	4,990	4,974
Caraustar Industries Inc.
Term Loan B, 6.50%, 03/09/22	3,000	3,022
Chemours Co.
Term Loan B, 3.79%, 05/09/22	2,904	2,918
Consolidated Container Co. LLC
Term Loan, 5.00%, 07/03/19	1,911	1,906
Coveris Holdings SA
Term Loan B-1, 4.50%, 04/24/19	603	602
Emerald Performance Materials LLC
1st Lien Term Loan, 4.50%, 07/23/21	1,635	1,651
Fairmount Santrol Inc.
Term Loan B-2, 4.50%, 09/05/19	1,845	1,805
Flex Acquisition Co. Inc.
1st Lien Term Loan, 4.25%, 12/15/23	6,020	6,052
Flint Group GmbH
Term Loan C, 4.00%, 05/03/21 - 09/07/21	485	483
Flint Group US LLC
1st Lien Term Loan B-2, 4.00%, 09/07/21	3,936	3,921
FMG Resources August 2006 Pty Ltd.
Term Loan B, 3.75%, 06/30/19	1,465	1,472
Forterra Finance LLC
Term Loan B, 4.50%, 10/30/23	6,484	6,534
GCP Applied Technologies Inc.
Term Loan B, 4.25%, 02/03/22	1,358	1,368
Gemini HDPE LLC
Term Loan B, 0.00%, 08/04/21 (g)	1,040	1,050
Term Loan B, 4.04%, 08/04/21	2,630	2,655
Headwaters Inc.
Term Loan B, 4.00%, 03/24/22	1,655	1,657
Houghton International Inc.
Term Loan B, 4.25%, 12/13/19	2,208	2,222
2nd Lien Term Loan, 9.75%, 12/20/20 (j)	1,000	998
Huntsman International LLC
Term Loan B-2, 3.78%, 04/01/23	7,399	7,458
Term Loan B-2, 3.84%, 04/01/23	2,749	2,771
Klockner-Pentaplast of America Inc.
1st Lien Term Loan, 4.25%, 04/28/20	1,863	1,875
Term Loan, 4.25%, 04/28/20	796	801
Kraton Polymers LLC
Term Loan B, 5.00%, 01/06/22	5,338	5,385
Kronos Worldwide Inc.
Term Loan, 4.00%, 02/12/20	973	972
MacDermid Inc.
Term Loan B-5, 4.50%, 06/07/20	1,165	1,175
Term Loan, 5.00%, 10/13/23	2,284	2,289
Nexeo Solutions LLC
Term Loan, 5.25%, 06/10/23	1,169	1,178
Term Loan, 5.29%, 06/10/23	1,165	1,174
Term Loan, 5.30%, 06/10/23	1,149	1,157
Onex TSG Holdings II Corp.
1st Lien Term Loan, 5.00%, 07/31/22	1,797	1,802
PQ Corp.
Term Loan, 5.29%, 11/04/22	2,760	2,788
Quikrete Holdings Inc.
1st Lien Term Loan, 4.02%, 11/03/23	9,570	9,649
Rexnord LLC
Term Loan B, 3.75%, 08/21/23	5,257	5,272
Term Loan B, 3.79%, 08/21/23	4,604	4,617
Reynolds Group Holdings Inc.
Term Loan, 3.78%, 02/05/23	13,642	13,689
SIG Combibloc US Acquisition Inc.
Term Loan, 4.00%, 02/03/22	5,971	6,008
Signode Industrial Group US Inc.
Term Loan B, 4.00%, 05/08/21	5,354	5,361
Solenis International LP
1st Lien Term Loan, 4.30%, 07/02/21 - 07/31/21	3,238	3,244
2nd Lien Term Loan, 7.80%, 07/02/22	1,350	1,332
Summit Materials Cos. I LLC
Term Loan B, 3.75%, 06/25/22	1,841	1,856

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Tank Holding Corp.
Term Loan, 5.25%, 07/06/19	1,870	1,868
TricorBraun Holdings Inc.
1st Lien Term Loan, 4.75%, 11/29/23	3,273	3,301
Trinseo Materials Operating SCA
Term Loan B, 4.25%, 11/01/21	2,660	2,681
Tronox Pigments (Netherlands) BV
Term Loan, 4.50%, 02/08/18 - 03/22/20	2,663	2,678
Univar Inc.
Term Loan B, 3.61%, 07/01/22	10,099	10,116
Wilsonart LLC
Term Loan, 4.50%, 12/14/23	7,900	7,969
		185,501
Real Estate 0.1%
Americold Realty Operating Partnership LP
Term Loan B, 4.75%, 12/01/22	872	880
Telecommunication Services 5.6%
Consolidated Communications Inc.
Term Loan B, 0.00%, 09/29/23 (g)	800	803
Term Loan B, 4.00%, 09/29/23	2,791	2,803
Global Tel*Link Corp.
2nd Lien Term Loan, 9.00%, 11/20/20	1,000	993
Hargray Communications Group Inc.
Incremental Term Loan, 4.75%, 06/26/19	3,136	3,148
Term Loan B, 0.00%, 03/23/24 (g)	1,460	1,462
Intelsat Jackson Holdings SA
Term Loan B-2, 0.00%, 06/30/19 (g)	2,000	1,956
Term Loan B-2, 3.89%, 06/30/19	9,628	9,417
Level 3 Financing Inc.
Term Loan B, 3.23%, 02/16/24	9,750	9,762
SBA Senior Finance II LLC
Term Loan B-1, 3.04%, 03/24/21	5,043	5,052
Sprint Communications Inc.
1st Lien Term Loan B, 3.31%, 02/01/24	5,550	5,546
Telenet International Finance SARL
Term Loan AF, 3.91%, 01/31/25	9,000	9,001
Telesat Canada
Term Loan B-4, 3.85%, 11/17/23	6,982	7,033
Virgin Media Investment Holdings Ltd.
Term Loan I, 3.66%, 01/31/25	6,500	6,514
WaveDivision Holdings LLC
Term Loan B, 3.60%, 08/09/19	13	13
West Corp.
Term Loan B-14, 3.28%, 06/17/21	937	938
Term Loan B-12, 3.28%, 06/17/23	4,281	4,287
Windstream Services LLC
Term Loan B-6, 4.78%, 03/29/21	18	18
Term Loan B-6, 4.95%, 03/29/21	7,155	7,191
Term Loan B-7, 4.03%, 02/08/24	1,500	1,498
Zayo Group LLC
Term Loan B-2, 3.50%, 01/06/24	2,250	2,258
Ziggo Secured Finance Partnership
Term Loan E, 3.41%, 04/15/25	6,000	5,990
		85,683
Utilities 3.2%
APLP Holdings LP
Term Loan B, 6.00%, 04/13/23	2,879	2,897
Calpine Construction Finance Co. LP
Term Loan B-1, 3.03%, 05/03/20	965	964
Term Loan B-2, 3.28%, 01/03/22	965	964
Calpine Corp.
Term Loan B-8, 2.60%, 12/26/19	664	663
Term Loan B-5, 3.75%, 05/23/22	4,546	4,563
Term Loan B-6, 3.75%, 01/15/23	792	795
Dayton Power & Light Co.
Term Loan B, 4.04%, 08/18/22	900	906
	Shares/Par†	Value
Dynegy Inc.
Term Loan C, 4.25%, 06/27/23	540	541
Term Loan, 5.00%, 06/27/23	3,380	3,387
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.30%, 06/30/17	12,500	12,479
Helix Gen Funding LLC
Term Loan B, 0.00%, 03/02/24 (g)	11,300	11,455
NRG Energy Inc.
Term Loan B, 3.03%, 06/14/23	3,708	3,721
Talen Energy Supply LLC
Term Loan B, 6.06%, 10/18/23	4,000	4,025
Vistra Operations Co. LLC
Term Loan B-2, 4.19%, 12/14/23	1,580	1,581
		48,941
Total Variable Rate Senior Loan Interests (cost $1,448,422)		1,437,929
PREFERRED STOCKS 0.1%
Energy 0.1%
Alpha Natural Resources Holdings Inc. - Series A	18	84
Alpha Natural Resources Inc. - Series A (h)	18	348
Vantage Drilling International (e) (h) (k)	3	538
Total Preferred Stocks (cost $303)		970
COMMON STOCKS 0.1%
Financials 0.1%
Samson Investment LLC (e) (h) (j)	68	1,019
Total Common Stocks (cost $1,053)		1,019
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Money Market Fund, 0.53% (l) (m)	53,710	53,710
Total Short Term Investments (cost $53,710)		53,710
Total Investments 104.6% (cost $1,608,496)		1,600,057
Other Derivative Instruments (0.0)%		(44)
Other Assets and Liabilities, Net (4.6)%		(69,687)
Total Net Assets 100.0%		$1,530,326

(a) The Fund had an unfunded commitment at March 31, 2017. See Unfunded Commitments in the Notes to Schedules of Investments.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $63,982 and 4.2%, respectively.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(g) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(h) Non-income producing security.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(j) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(k) Convertible security.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AECOM, 5.13%, 03/15/27	02/16/17	$2,482	$2,488	0.2%
BlueLine Rental Finance Corp., 9.25%, 03/15/24	03/03/17	877	898	0.1

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Contura Energy Inc., 10.00%, 08/01/21	10/26/16	966	878	—
CyrusOne LP, 5.00%, 03/15/24	03/06/17	820	843	—
		$5,145	$5,107	0.3%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	(8)	June 2017	(1,202)	$(2)	$(5)
U.S. Treasury Note, 10-Year	(135)	June 2017	(16,759)	(29)	(57)
U.S. Treasury Note, 2-Year	3	July 2017	649	—	1
U.S. Treasury Note, 5-Year	(77)	July 2017	(9,052)	(13)	(13)
				$(44)	$(74)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/PPM America High Yield Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.6%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	7,941	$8,209
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	1,369	1,437
Series 2012-B-2, 5.50%, 10/29/20	1,583	1,652
Hawaiian Airlines Pass-Through Certificates
Series 2013-B-1, 4.95%, 01/15/22	4,431	4,420
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,324)		15,718
CORPORATE BONDS AND NOTES 76.7%
Consumer Discretionary 18.0%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a)	4,000	3,330
Altice SA
7.63%, 02/15/25 (a) (b)	10,000	10,569
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (a)	2,074	2,097
6.13%, 05/15/27 (a)	4,315	4,353
American Axle & Manufacturing Holdings Inc.
6.25%, 04/01/25 (a) (b)	2,500	2,503
American Greetings Corp.
7.88%, 02/15/25 (a)	6,441	6,747
ARAMARK Services Inc.
5.13%, 01/15/24	849	890
4.75%, 06/01/26	4,571	4,600
BC Mountain LLC
7.00%, 02/01/21 (a)	7,412	6,708
Beazer Homes USA Inc.
8.75%, 03/15/22 (a)	2,772	3,035
6.75%, 03/15/25 (a) (b)	5,775	5,804
CCO Holdings LLC
5.13%, 02/15/23	6,000	6,179
5.38%, 05/01/25 (a)	10,000	10,262
5.75%, 02/15/26 (a)	2,326	2,442
5.13%, 05/01/27 (a)	16,774	16,889
5.88%, 05/01/27 (a)	6,000	6,300
Chinos Intermediate Holdings A Inc.
7.75%, 05/01/19 (a) (b) (c)	5,159	2,283
Churchill Downs Inc.
5.38%, 12/15/21	6,004	6,244
Clear Channel Communications Inc.
14.00%, 02/01/21 (b) (c)	9,085	3,043
CSC Holdings LLC
5.50%, 04/15/27 (a)	4,267	4,336
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,688
5.00%, 03/15/23	7,000	7,031
7.75%, 07/01/26	3,000	3,488
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 07/01/19 (a)	7,250	7,069
Eagle II Acquisition Co. LLC
6.00%, 04/01/25 (a)	1,492	1,537
EMI Music Publishing Group North America Holdings Inc.
7.63%, 06/15/24 (a)	3,529	3,847
Gannett Co. Inc.
4.88%, 09/15/21 (a)	990	1,005
5.50%, 09/15/24 (a)	3,000	3,071
Gibson Brands Inc.
8.88%, 08/01/18 (a)	12,000	10,740
GLP Capital LP
4.88%, 11/01/20	3,000	3,140
5.38%, 11/01/23 - 04/15/26	4,176	4,378
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	2,730	2,846
4.88%, 03/15/27	3,302	3,302
Gray Television Inc.
5.13%, 10/15/24 (a)	1,917	1,893
5.88%, 07/15/26 (a)	8,000	8,140
Hanesbrands Inc.
4.63%, 05/15/24 (a)	3,000	2,959
	Shares/Par†	Value
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (a)	853	842
Hilton Worldwide Finance LLC
4.63%, 04/01/25 (a)	6,350	6,413
4.88%, 04/01/27 (a)	6,286	6,349
iHeartCommunications Inc.
9.00%, 03/01/21	4,000	3,035
11.25%, 03/01/21 (a) (b)	5,000	3,925
JC Penney Corp. Inc.
5.88%, 07/01/23 (a)	3,059	3,059
Jo-Ann Stores Holdings Inc.
9.75%, 10/15/19 (a) (b) (c)	6,316	6,111
KB Home
7.63%, 05/15/23	7,000	7,577
KFC Holding Co.
5.00%, 06/01/24 (a)	1,900	1,940
5.25%, 06/01/26 (a)	2,199	2,237
Landry's Inc.
6.75%, 10/15/24 (a)	6,260	6,495
Lennar Corp.
4.13%, 01/15/22	2,000	2,017
LG FinanceCo Corp.
5.88%, 11/01/24 (a)	7,000	7,262
Live Nation Entertainment Inc.
5.38%, 06/15/22 (a)	2,425	2,522
4.88%, 11/01/24 (a)	4,542	4,542
M/I Homes Inc.
6.75%, 01/15/21	8,000	8,376
MDC Partners Inc.
6.50%, 05/01/24 (a) (b)	7,046	6,720
Men's Wearhouse Inc.
7.00%, 07/01/22 (b)	5,000	4,438
Michaels Stores Inc.
5.88%, 12/15/20 (a) (b)	3,000	3,084
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (b)	6,000	6,082
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (d)	7,626	8,007
NCL Corp. Ltd.
4.75%, 12/15/21 (a)	4,027	4,087
Netflix Inc.
5.75%, 03/01/24	8,000	8,550
New Cotai LLC
10.63%, 05/01/19 (c) (e) (f)	10,959	9,096
Numericable - SFR SA
7.38%, 05/01/26 (a)	9,589	9,877
Numericable Group SA
6.25%, 05/15/24 (a)	3,000	3,019
Penn National Gaming Inc.
5.63%, 01/15/27 (a)	1,853	1,839
Performance Food Group Inc.
5.50%, 06/01/24 (a)	825	844
PVH Corp.
4.50%, 12/15/22	6,807	6,875
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	1,438	1,553
Sally Holdings LLC
5.50%, 11/01/23	6,085	6,123
5.63%, 12/01/25	3,000	2,996
Schaeffler Finance BV
4.25%, 05/15/21 (a)	5,000	5,081
Schaeffler Verwaltung Zwei GmbH
4.13%, 09/15/21 (a) (c)	1,600	1,608
4.50%, 09/15/23 (a) (c)	800	791
4.75%, 09/15/26 (a) (c)	3,000	2,925
Scientific Games International Inc.
6.63%, 05/15/21	3,350	3,141
7.00%, 01/01/22 (a)	3,750	4,008
10.00%, 12/01/22	3,000	3,199
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (a)	2,135	2,167
Shingle Springs Tribal Gaming Authority
9.75%, 09/01/21 (a)	2,500	2,681

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Sinclair Television Group Inc.
5.13%, 02/15/27 (a)	3,500	3,378
Sirius XM Radio Inc.
5.38%, 07/15/26 (a)	9,000	9,202
Six Flags Entertainment Corp.
4.88%, 07/31/24 (e) (f)	5,056	5,005
Springs Industries Inc.
6.25%, 06/01/21	2,353	2,418
Tenneco Inc.
5.00%, 07/15/26	5,751	5,632
Toll Brothers Finance Corp.
4.88%, 03/15/27	10,016	10,016
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (a)	8,000	8,180
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (a)	5,000	5,263
Univision Communications Inc.
5.13%, 05/15/23 - 02/15/25 (a)	8,263	8,166
Wave Holdco LLC
8.25%, 07/15/19 (a) (c)	6,471	6,496
WideOpenWest Finance LLC
10.25%, 07/15/19	3,539	3,689
Wolverine World Wide Inc.
5.00%, 09/01/26 (a)	2,571	2,417
Wyndham Worldwide Corp.
5.10%, 10/01/25 (g)	2,781	2,960
		432,063
Consumer Staples 2.5%
B&G Foods Inc.
5.25%, 04/01/25	1,586	1,600
Chobani LLC
7.50%, 04/15/25 (e) (f)	3,944	4,038
Cott Holdings Inc.
5.50%, 04/01/25 (a)	3,452	3,513
Energizer SpinCo Inc.
5.50%, 06/15/25 (a)	4,347	4,434
Hearthside Group Holdings LLC
6.50%, 05/01/22 (a)	8,517	8,528
High Ridge Brands Co.
8.88%, 03/15/25 (a)	2,995	3,055
JBS Investments GmbH
7.25%, 04/03/24 (a)	10,760	11,137
NBTY Inc.
7.63%, 05/15/21 (a)	2,474	2,604
Post Holdings Inc.
6.00%, 12/15/22 (a)	2,000	2,105
5.50%, 03/01/25 (a)	1,651	1,647
8.00%, 07/15/25 (a)	3,292	3,695
5.00%, 08/15/26 (a)	5,977	5,723
5.75%, 03/01/27 (a)	4	4
Revlon Consumer Products Corp.
6.25%, 08/01/24	4,118	4,108
Spectrum Brands Inc.
5.75%, 07/15/25	4,762	5,036
		61,227
Energy 12.4%
Alta Mesa Holdings LP
7.88%, 12/15/24 (a)	5,000	5,200
American Energy - Woodford LLC
9.00%, 09/15/22 (e) (f)	5,000	2,150
Antero Resources Corp.
5.13%, 12/01/22 (b)	2,000	2,026
5.00%, 03/01/25 (a)	8,889	8,711
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	3,000	3,465
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	4,000	4,145
Cenovus Energy Inc.
4.45%, 09/15/42	6,857	6,078
Chaparral Energy Inc.
0.00%, 11/15/22 (h) (i)	18,486	18,301
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	13,920	14,512
	Shares/Par†	Value
Chesapeake Energy Corp.
8.00%, 12/15/22 (a) (b)	6,000	6,285
CITGO Holding Inc.
10.75%, 02/15/20 (a)	4,000	4,300
Concho Resources Inc.
5.50%, 04/01/23	7,500	7,739
Continental Resources Inc.
4.50%, 04/15/23	6,000	5,850
3.80%, 06/01/24	4,000	3,730
DCP Midstream LLC
5.85%, 05/21/43 (a) (j)	3,000	2,775
Denbury Resources Inc.
5.50%, 05/01/22	7,076	5,519
Diamondback Energy Inc.
5.38%, 05/31/25 (a)	8,000	8,200
Energy Transfer Equity LP
5.50%, 06/01/27	3,350	3,501
Energy Transfer Partners LP
5.88%, 01/15/24	3,500	3,719
Enquest Plc
7.00%, 04/15/22 (a) (c)	9,000	6,986
Ensco Plc
5.20%, 03/15/25 (b)	6,000	5,205
5.75%, 10/01/44	5,000	3,750
EP Energy LLC
6.38%, 06/15/23 (b)	4,000	3,070
8.00%, 11/29/24 (a)	6,000	6,300
8.00%, 02/15/25 (a)	6,000	5,580
Gulfport Energy Corp.
6.38%, 05/15/25 (a)	4,000	3,925
Halcon Resources Corp.
12.00%, 02/15/22 (a)	4,000	4,670
HollyFrontier Corp.
5.88%, 04/01/26	5,882	6,244
Ithaca Energy Inc.
8.13%, 07/01/19 (b) (e) (f)	3,000	3,060
MEG Energy Corp.
6.38%, 01/30/23 (a)	5,000	4,463
7.00%, 03/31/24 (a)	3,000	2,685
6.50%, 01/15/25 (a) (b)	1,859	1,859
MPLX LP
4.88%, 06/01/25	898	938
4.13%, 03/01/27	2,228	2,217
5.20%, 03/01/47	2,268	2,273
Nabors Industries Inc.
5.50%, 01/15/23 (a)	8,000	8,210
Parsley Energy LLC
5.38%, 01/15/25 (a)	2,500	2,531
5.25%, 08/15/25 (a)	5,129	5,180
PBF Logistics LP
6.88%, 05/15/23 (b)	5,172	5,237
Petroleos Mexicanos
5.38%, 03/13/22 (a) (b)	6,000	6,306
Precision Drilling Corp.
5.25%, 11/15/24	4,000	3,780
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	13,000	14,320
SESI LLC
7.13%, 12/15/21 (b)	5,250	5,316
SM Energy Co.
6.50%, 01/01/23	3,000	3,045
5.00%, 01/15/24	7,000	6,615
Summit Midstream Holdings LLC
5.75%, 04/15/25	3,000	2,985
Tesoro Logistics LP
5.50%, 10/15/19	1,231	1,299
6.13%, 10/15/21	596	624
6.25%, 10/15/22	9,000	9,506
5.25%, 01/15/25	3,697	3,859
Transocean Inc.
9.00%, 07/15/23 (a) (b)	5,000	5,337
7.50%, 04/15/31 (b)	5,000	4,500
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	12,000	12,390

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	4,000	3,995
Weatherford International Ltd.
6.50%, 08/01/36 (b)	2,000	1,890
Weatherford International Plc
9.88%, 02/15/24 (a)	5,000	5,787
WildHorse Resource Development Corp.
6.88%, 02/01/25 (a)	6,857	6,548
		298,691
Financials 5.8%
Ally Financial Inc.
3.75%, 11/18/19	3,000	3,023
4.13%, 03/30/20	3,000	3,060
4.63%, 05/19/22	5,000	5,100
5.75%, 11/20/25 (b)	5,000	5,119
Altice Financing SA
6.63%, 02/15/23 (a)	10,000	10,400
Bank of America Corp.
6.30%, (callable at 100 beginning 03/10/26) (d)	3,000	3,263
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (d)	8,501	9,170
CNH Industrial Capital LLC
3.88%, 07/16/18	5,679	5,778
3.88%, 10/15/21	6,000	6,003
CommScope Technologies Finance LLC
6.00%, 06/15/25 (a)	6,726	7,045
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (d)	3,520	3,576
4.28%, 01/09/28 (a)	5,158	5,132
HSBC Holdings Plc
4.04%, 03/13/28 (j)	5,222	5,277
Jack Ohio Finance LLC
10.25%, 11/15/22 (a)	5,000	5,361
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	10,000	10,362
Navient Corp.
6.50%, 06/15/22	3,948	3,983
6.13%, 03/25/24	6,000	5,715
Nexstar Escrow Corp.
5.63%, 08/01/24 (a)	1,947	1,976
Royal Bank of Scotland Group Plc
7.50%, (callable at 100 beginning 08/10/20) (d) (k)	1,996	1,969
Stena AB
7.00%, 02/01/24 (a) (b)	12,000	11,220
Vertiv Intermediate Holding Corp.
12.00%, 02/15/22 (a) (c)	8,500	8,877
Washington Mutual Bank
0.00%, 06/15/11 (h) (i) (l)	1,500	3
WaveDivision Escrow LLC
8.13%, 09/01/20 (a)	2,182	2,247
ZF North America Capital Inc.
4.00%, 04/29/20 (a)	3,334	3,426
4.75%, 04/29/25 (a)	5,000	5,175
Ziggo Bond Finance BV
6.00%, 01/15/27 (a)	6,000	5,970
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	2,000	2,000
		140,230
Health Care 8.9%
Abbott Laboratories
3.75%, 11/30/26	8,000	8,003
Capsugel SA
7.00%, 05/15/19 (a) (c)	4,026	4,016
Centene Corp.
4.75%, 05/15/22	6,524	6,703
6.13%, 02/15/24	3,876	4,162
4.75%, 01/15/25	1,208	1,215
Community Health Systems Inc.
8.00%, 11/15/19 (b)	5,000	4,900
6.88%, 02/01/22	6,000	5,138
6.25%, 03/31/23	4,946	5,045
	Shares/Par†	Value
Crimson Merger Sub Inc.
6.63%, 05/15/22 (a)	10,000	9,300
Endo Finance Co.
5.75%, 01/15/22 (a)	4,947	4,502
Fresenius Medical Care US Finance II Inc.
4.13%, 10/15/20 (a)	1,683	1,702
4.75%, 10/15/24 (a)	1,143	1,160
HCA Inc.
3.75%, 03/15/19	3,115	3,182
4.25%, 10/15/19	2,142	2,212
6.50%, 02/15/20	1,858	2,031
7.50%, 02/15/22	3,000	3,431
4.75%, 05/01/23	9,739	10,127
5.88%, 05/01/23	3,000	3,240
5.38%, 02/01/25	13,000	13,520
5.25%, 06/15/26	2,273	2,384
4.50%, 02/15/27	8,000	7,981
HealthSouth Corp.
5.75%, 11/01/24	4,000	4,030
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (a)	2,583	2,580
Hologic Inc.
5.25%, 07/15/22 (a)	2,674	2,804
IASIS Healthcare LLC
8.38%, 05/15/19	5,000	4,788
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (a)	2,849	2,931
Kindred Healthcare Inc.
8.00%, 01/15/20	5,000	5,081
Mallinckrodt International Finance SA
5.75%, 08/01/22 (a) (b)	9,653	9,513
MEDNAX Inc.
5.25%, 12/01/23 (a)	2,811	2,857
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	4,917	5,286
Surgical Care Affiliates Inc.
6.00%, 04/01/23 (a)	3,500	3,754
Tenet Healthcare Corp.
5.00%, 03/01/19	4,800	4,807
8.13%, 04/01/22	5,000	5,213
6.75%, 06/15/23 (b)	15,000	14,737
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (a) (b)	4,841	4,744
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (a)	5,000	4,381
5.63%, 12/01/21 (a)	6,000	4,830
6.50%, 03/15/22 (a)	975	1,003
5.50%, 03/01/23 (a)	8,000	6,160
5.88%, 05/15/23 (a)	6,000	4,658
7.00%, 03/15/24 (a)	2,924	3,001
6.13%, 04/15/25 (a) (b)	3,402	2,620
WellCare Health Plans Inc.
5.25%, 04/01/25	10,174	10,492
		214,224
Industrials 6.3%
ACCO Brands Corp.
5.25%, 12/15/24 (a)	4,036	4,056
Advanced Disposal Services Inc.
5.63%, 11/15/24 (a)	5,000	5,050
AECOM
5.13%, 03/15/27 (e) (f)	6,204	6,220
Aircastle Ltd.
5.00%, 04/01/23	6,360	6,694
4.13%, 05/01/24	6,931	6,940
Airxcel Inc.
8.50%, 02/15/22 (a)	4,000	4,120
Allison Transmission Inc.
5.00%, 10/01/24 (a)	4,000	4,040
BC Luxco 1 SA
7.38%, 01/29/20 (a)	3,818	3,923
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (e) (f)	2,740	2,805
Bombardier Inc.
8.75%, 12/01/21 (a)	2,500	2,738

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
6.00%, 10/15/22 (a)	4,000	3,943
6.13%, 01/15/23 (a)	1,872	1,835
7.50%, 03/15/25 (a)	10,000	10,275
Builders FirstSource Inc.
10.75%, 08/15/23 (a)	4,000	4,650
5.63%, 09/01/24 (a)	1,903	1,932
CNH Industrial NV
4.50%, 08/15/23	7,000	7,096
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	5,937	6,115
GFL Environmental Inc.
9.88%, 02/01/21 (a)	3,471	3,757
Hertz Corp.
5.50%, 10/15/24 (a) (b)	4,727	4,107
IHS Markit Ltd.
4.75%, 02/15/25 (a)	2,731	2,813
Meritor Inc.
6.25%, 02/15/24	5,000	5,125
Navistar International Corp.
8.25%, 11/01/21	8,250	8,250
Nielsen Co. Luxembourg SARL
5.00%, 02/01/25 (a) (b)	4,414	4,397
Prime Security Services Borrower LLC
9.25%, 05/15/23 (a)	5,211	5,713
Sensata Technologies Finance Co. Plc
6.25%, 02/15/26 (a)	3,000	3,180
Terex Corp.
5.63%, 02/01/25 (a)	8,457	8,584
United Rentals North America Inc.
5.88%, 09/15/26	3,428	3,574
5.50%, 05/15/27	2,000	2,020
VistaJet Malta Finance Plc
7.75%, 06/01/20 (e) (f)	11,500	9,257
Waterjet Holdings Inc.
7.63%, 02/01/20 (a)	2,547	2,611
West Corp.
5.38%, 07/15/22 (a)	5,000	4,913
		150,733
Information Technology 2.9%
Entegris Inc.
6.00%, 04/01/22 (a)	3,000	3,131
First Data Corp.
5.75%, 01/15/24 (a)	7,000	7,220
Gartner Inc.
5.13%, 04/01/25 (a)	2,791	2,843
IMS Health Inc.
5.00%, 10/15/26 (a)	2,375	2,384
Micron Technology Inc.
5.25%, 08/01/23 (a)	2,000	2,050
5.63%, 01/15/26 (a)	5,000	5,263
Microsoft Corp.
3.30%, 02/06/27	6,000	6,076
NXP BV
4.13%, 06/01/21 (a)	4,000	4,155
3.88%, 09/01/22 (a)	5,000	5,119
5.75%, 03/15/23 (a)	1,565	1,647
Sanmina Corp.
4.38%, 06/01/19 (a)	8,397	8,592
Sensata Technologies BV
5.63%, 11/01/24 (a)	1,364	1,422
SS&C Technologies Holdings Inc.
5.88%, 07/15/23	2,787	2,947
ViaSat Inc.
6.88%, 06/15/20	10,000	10,225
Western Digital Corp.
10.50%, 04/01/24	5,000	5,887
		68,961
Materials 8.0%
Anglo American Capital Plc
4.13%, 09/27/22 (a) (b)	4,601	4,647
4.88%, 05/14/25 (a)	1,399	1,426
ArcelorMittal
7.00%, 02/25/22 (b) (m)	2,368	2,693
	Shares/Par†	Value
ARD Finance SA
7.13%, 09/15/23 (a) (c)	5,000	5,150
Ardagh Packaging Finance Plc
6.75%, 01/31/21 (a)	3,000	3,103
6.00%, 02/15/25 (a)	10,324	10,440
Ball Corp.
4.38%, 12/15/20	6,558	6,870
Berry Plastics Corp.
5.13%, 07/15/23	4,000	4,100
BMC East LLC
5.50%, 10/01/24 (a)	939	955
BWAY Holding Co.
5.50%, 04/15/24 (e) (f)	6,000	6,045
7.25%, 04/15/25 (e) (f)	9,000	9,000
Cemex SAB de CV
5.70%, 01/11/25 (a) (b)	8,000	8,280
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	8,400	8,610
First Quantum Minerals Ltd.
7.50%, 04/01/25 (a)	8,000	8,080
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (a)	2,975	3,036
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (a) (b)	10,000	10,345
Freeport-McMoRan Inc.
3.10%, 03/15/20	8,000	7,859
6.50%, 11/15/20 (a)	3,000	3,068
3.55%, 03/01/22 (b)	4,000	3,710
3.88%, 03/15/23 (b)	1,005	924
4.55%, 11/14/24 (b)	7,000	6,510
5.40%, 11/14/34	8,000	6,960
Hexion Inc.
10.38%, 02/01/22 (a)	2,300	2,289
Hexion US Finance Corp.
6.63%, 04/15/20	5,000	4,588
Koppers Inc.
6.00%, 02/15/25 (a)	1,614	1,666
Olin Corp.
5.13%, 09/15/27 (b)	5,168	5,255
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (a) (b)	2,000	2,030
PaperWorks Industries Inc.
9.50%, 08/15/19 (a)	3,250	2,600
Rain CII Carbon LLC
8.25%, 01/15/21 (a)	4,000	4,145
7.25%, 04/01/25 (a)	12,000	11,940
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (a)	6,614	6,796
Scotts Miracle-Gro Co.
6.00%, 10/15/23	2,457	2,611
5.25%, 12/15/26 (a)	568	575
Signode Industrial Group Lux SA
6.38%, 05/01/22 (a)	4,000	4,102
Silgan Holdings Inc.
4.75%, 03/15/25 (a)	6,596	6,621
St. Marys Cement Inc.
5.75%, 01/28/27 (a)	6,000	5,979
Teck Resources Ltd.
3.75%, 02/01/23 (b)	3,000	2,914
8.50%, 06/01/24 (a)	704	812
Vale Overseas Ltd.
6.25%, 08/10/26	6,000	6,509
		193,243
Real Estate 1.0%
AvalonBay Communities Inc.
2.90%, 10/15/26	1,823	1,732
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a)	1,600	1,624
CyrusOne LP
5.00%, 03/15/24 (e) (f)	1,025	1,053
5.38%, 03/15/27 (e) (f)	716	723
Equinix Inc.
5.38%, 05/15/27	2,930	3,025

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
ESH Hospitality Inc.
5.25%, 05/01/25 (a)	8,419	8,487
Hospitality Properties Trust
4.95%, 02/15/27	2,060	2,105
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	1,677	1,769
4.50%, 09/01/26	4,444	4,311
		24,829
Telecommunication Services 8.8%
Altice Finco SA
9.88%, 12/15/20 (a)	3,979	4,190
CenturyLink Inc.
7.50%, 04/01/24 (b)	1,979	2,092
5.63%, 04/01/25	10,000	9,575
Cincinnati Bell Inc.
7.00%, 07/15/24 (a)	4,000	4,195
Cogent Communications Group Inc.
5.38%, 03/01/22 (a)	3,000	3,079
Frontier Communications Corp.
6.25%, 09/15/21 (b)	4,000	3,720
11.00%, 09/15/25	12,000	11,632
7.88%, 01/15/27	2,000	1,642
9.00%, 08/15/31	4,000	3,430
Hughes Satellite Systems Corp.
5.25%, 08/01/26 (a)	2,896	2,890
6.63%, 08/01/26 (a)	2,896	2,961
Intelsat Jackson Holdings Ltd.
7.25%, 04/01/19 (b)	7,500	7,153
Intelsat Jackson Holdings SA
7.50%, 04/01/21	3,000	2,704
5.50%, 08/01/23	6,000	4,928
Level 3 Communications Inc.
5.75%, 12/01/22	5,000	5,175
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	3,068
5.38%, 05/01/25	5,000	5,088
5.25%, 03/15/26	8,000	8,050
Neptune Finco Corp.
10.88%, 10/15/25 (a)	6,000	7,215
Radiate Holdco LLC
6.63%, 02/15/25 (a)	2,461	2,429
Sable International Finance Ltd.
6.88%, 08/01/22 (a)	2,667	2,820
SES Global Americas Holdings GP
5.30%, 03/25/44 (a)	5,000	4,427
Sprint Capital Corp.
6.90%, 05/01/19	4,000	4,270
6.88%, 11/15/28	6,000	6,337
Sprint Corp.
7.88%, 09/15/23	3,000	3,323
7.13%, 06/15/24	18,000	19,215
Sprint Nextel Corp.
6.00%, 11/15/22	5,000	5,113
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	5,818	5,822
Telefonica Emisiones SAU
4.10%, 03/08/27	4,591	4,627
5.21%, 03/08/47	4,363	4,433
Telesat Canada
8.88%, 11/15/24 (a)	5,591	6,136
T-Mobile USA Inc.
4.00%, 04/15/22	5,000	5,100
6.84%, 04/28/23	654	700
6.50%, 01/15/24 - 01/15/26	9,000	9,780
5.13%, 04/15/25	5,000	5,175
5.38%, 04/15/27	5,000	5,163
Windstream Corp.
6.38%, 08/01/23 (b)	5,000	4,438
Windstream Services LLC
7.50%, 06/01/22 (b)	5,000	4,850
Zayo Group LLC
6.00%, 04/01/23	14,111	14,905
		211,850
	Shares/Par†	Value
Utilities 2.1%
AES Corp.
4.05%, 06/01/19 (b) (j)	1,589	1,589
5.50%, 04/15/25	18,000	18,225
Calpine Corp.
5.75%, 01/15/25 (b)	3,000	2,977
Dynegy Inc.
7.63%, 11/01/24 (b)	774	738
8.00%, 01/15/25 (a) (b)	17,220	16,488
FirstEnergy Corp.
4.25%, 03/15/23 (g)	1,005	1,036
GenOn Americas Generation LLC
8.50%, 10/01/21	8,990	8,361
		49,414
Total Corporate Bonds And Notes (cost $1,799,451)		1,845,465
VARIABLE RATE SENIOR LOAN INTERESTS 9.2% (j)
Consumer Discretionary 3.1%
AMC Entertainment Inc.
Term Loan B, 3.73%, 10/31/23	2,124	2,141
Bass Pro Group LLC
Term Loan B, 5.97%, 04/01/24	14,980	14,409
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 01/26/18 (h) (i)	2,113	2,573
Caesars Growth Properties Holdings LLC
Term Loan, 6.25%, 04/10/21	4,641	4,664
Cowlitz Tribal Gaming Authority
Term Loan, 11.50%, 12/01/21	13,490	14,434
Helix Gen Funding LLC
Term Loan B, 3.75%, 03/09/24	9,600	9,732
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 4.52%, 12/24/21	2,700	2,688
2nd Lien Term Loan, 7.77%, 06/23/23	1,300	1,264
Lions Gate Entertainment Corp.
1st Lien Term Loan, 3.85%, 10/12/23	2,996	3,012
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.28%, 04/15/23	1,778	1,785
Serta Simmons Bedding LLC
2nd Lien Term Loan, 9.04%, 10/21/24	5,333	5,351
UFC Holdings LLC
1st Lien Term Loan, 4.25%, 07/22/23	1,097	1,102
2nd Lien Term Loan, 8.50%, 07/26/24	3,800	3,867
WideOpenWest Finance LLC
Term Loan B, 4.55%, 08/17/23	7,980	8,015
Yonkers Racing Corp.
2nd Lien Term Loan, 8.75%, 08/19/20	429	428
		75,465
Consumer Staples 0.8%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.75%, 01/27/24	6,168	6,020
2nd Lien Term Loan, 8.50%, 01/27/25	2,095	2,041
JBS USA LLC
Term Loan B, 3.29%, 10/30/22	11,100	11,135
		19,196
Energy 1.4%
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (h) (i)	4,664	3,328
Foresight Energy LLC
1st Lien Term Loan, 0.00%, 03/16/22 (n)	9,500	9,239
Jonah Energy LLC
2nd Lien Term Loan, 7.50%, 05/07/21	6,800	6,477
Peabody Energy Corp.
Term Loan, 0.00%, 02/08/22 (n)	6,800	6,791
Seventy Seven Operating LLC
Term Loan B, 3.78%, 06/25/20	1,170	1,157
Summit Midstream Holdings LLC
Term Loan B, 7.02%, 05/15/22	1,804	1,836
TEX Operations Co. LLC
Term Loan B, 3.53%, 08/04/23	4,469	4,457
Term Loan C, 3.53%, 08/04/23	1,019	1,017
		34,302
Health Care 0.9%
CBS Radio Inc.
Term Loan B, 4.50%, 10/06/23	3,804	3,831

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Change Healthcare Holdings Inc.
Term Loan B, 3.75%, 02/02/24	8,900	8,911
Endo Luxembourg Finance Co. I SARL
Term Loan B, 3.81%, 06/30/22	3,960	3,954
inVentiv Health Inc.
Term Loan B, 4.80%, 09/29/23	6,316	6,329
		23,025
Industrials 0.5%
Commercial Barge Line Co.
1st Lien Term Loan, 9.75%, 11/06/20 (l)	7,989	7,310
Harsco Corp.
Term Loan B, 6.00%, 10/27/23	4,781	4,841
		12,151
Information Technology 0.7%
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.25%, 10/19/23	4,950	4,984
2nd Lien Term Loan, 9.27%, 10/14/24	5,000	5,119
Dell Inc.
Term Loan B, 3.50%, 09/07/23	2,893	2,902
Western Digital Corp.
Term Loan B-1, 4.53%, 04/29/23	2,809	2,823
		15,828
Materials 0.6%
BWAY Holding Co.
Term Loan B, 0.00%, 03/22/24 (n)	4,700	4,685
Forterra Finance LLC
Term Loan B, 4.50%, 10/30/23	5,403	5,445
Solenis International LP
2nd Lien Term Loan, 7.80%, 07/02/22	3,500	3,454
		13,584
Telecommunication Services 0.5%
Sprint Communications Inc.
1st Lien Term Loan B, 3.50%, 02/29/24	4,700	4,697
Windstream Services LLC
Term Loan B-6, 4.95%, 03/29/21	6,576	6,609
		11,306
Utilities 0.7%
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.30%, 06/30/17	6,055	6,045
Talen Energy Supply LLC
Term Loan B, 6.06%, 10/18/23	8,710	8,764
Vistra Operations Co. LLC
Term Loan B-2, 4.19%, 12/12/23	3,000	3,002
		17,811
Total Variable Rate Senior Loan Interests (cost $219,747)		222,668
GOVERNMENT AND AGENCY OBLIGATIONS 1.4%
U.S. Treasury Securities 1.4%
U.S. Treasury Bond
2.88%, 11/15/46	5,000	4,849
U.S. Treasury Note
1.50%, 08/15/26	30,000	27,759
Total Government And Agency Obligations (cost $34,038)		32,608
PREFERRED STOCKS 1.0%
Energy 0.5%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	388	10,150
Vantage Drilling International (h) (k)	14	2,245
		12,395
Financials 0.5%
Federal Home Loan Mortgage Corp. - Series Z, 0.00%, (callable at 25 beginning 12/31/20) (d) (h) (i)	50	313
Federal National Mortgage Association - Series S, 0.00%, (callable at 25 beginning 12/31/20) (d) (h) (i)	519	3,420
Morgan Stanley - Series K, 5.85%, (callable at 25 beginning 04/15/27) (d)	100	2,585
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (d)	173	4,564
		10,882
Total Preferred Stocks (cost $24,561)		23,277
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (h) (l) (o)	53,443	—
	Shares/Par†	Value
Quicksilver Resources Inc. Escrow (h) (l) (o)	10,557	—
Stone Container Finance Co. of Canada II Escrow (h) (l) (o)	1,375	—
Vantage Drilling Co. Escrow (b) (f) (h) (l) (o)	8,119	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 6.2%
Consumer Discretionary 1.8%
AMC Networks Inc. - Class A (h)	120	7,042
DISH Network Corp. - Class A (h)	120	7,619
Home Interior Gift Inc. (h) (l)	429	—
MGM Resorts International	375	10,275
Michaels Cos. Inc. (h)	225	5,038
Party City Holdco Inc. (b) (h)	105	1,475
Sally Beauty Holdings Inc. (h)	240	4,906
ServiceMaster Global Holdings Inc. (h)	190	7,932
		44,287
Consumer Staples 0.6%
B&G Foods Inc.	200	8,050
Snyders-Lance Inc.	151	6,073
		14,123
Energy 1.1%
DCP Midstream Partners LP	90	3,531
Energy Transfer Partners LP	75	2,739
MPLX LP	87	3,146
NuStar Energy LP	80	4,158
Prairie Provident Resources Inc. (e) (f) (h)	224	115
Summit Midstream Partners LP	200	4,800
Titan Energy LLC (h)	75	1,369
Williams Partners LP	140	5,716
		25,574
Financials 0.6%
JPMorgan Chase & Co.	110	9,662
Wells Fargo & Co.	100	5,566
		15,228
Health Care 0.4%
DaVita Inc. (h)	80	5,438
Hologic Inc. (h)	60	2,553
Valeant Pharmaceuticals International Inc. (b) (h)	75	827
		8,818
Industrials 0.2%
Builders FirstSource Inc. (h)	350	5,215
Information Technology 0.2%
EchoStar Corp. - Class A (h)	80	4,556
New Cotai LLC (f) (h) (l)	—	738
		5,294
Materials 1.1%
First Quantum Minerals Ltd.	20	213
Freeport-McMoRan Inc. - Class B (h)	270	3,607
Huntsman Corp.	400	9,816
Ingevity Corp. (h)	10	609
LyondellBasell Industries NV - Class A	90	8,250
WestRock Co.	60	3,122
		25,617
Real Estate 0.2%
Outfront Media Inc.	151	4,020
Total Common Stocks (cost $129,320)		148,176
INVESTMENT COMPANIES 1.2%
Eaton Vance Senior Floating-Rate Trust	300	4,557
Invesco Senior Income Trust	805	3,726
Kayne Anderson MLP Investment Co.	199	4,182
PIMCO Floating Rate Strategy Fund	400	4,020
SPDR Barclays High Yield Bond ETF (b)	350	12,925
Total Investment Companies (cost $29,481)		29,410
SHORT TERM INVESTMENTS 9.6%
Investment Companies 4.3%
JNL Money Market Fund, 0.53% (p) (q)	103,716	103,716

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Securities Lending Collateral 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (q)	127,914	127,914
Total Short Term Investments (cost $231,630)		231,630
Total Investments 105.9% (cost $2,483,552)		2,548,952
Other Derivative Instruments (0.0)%		(160)
Other Assets and Liabilities, Net (5.9)%		(141,674)
Total Net Assets 100.0%		$2,407,118

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $980,955 and 40.8%, respectively.

(b) All or portion of the security was on loan.

(c) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(d) Perpetual security.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Non-income producing security.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 1.2% of the Fund’s net assets.

(j) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(k) Convertible security.

(l) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(n) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AECOM, 5.13%, 03/15/27	02/16/17	$6,204	$6,220	0.3%
American Energy - Woodford LLC, 9.00%, 09/15/22	09/12/14	4,844	2,150	0.1
BlueLine Rental Finance Corp., 9.25%, 03/15/24	03/03/17	2,740	2,805	0.1
BWAY Holding Co., 5.50%, 04/15/24	03/23/17	6,000	6,045	0.2
BWAY Holding Co., 7.25%, 04/15/25	03/23/17	9,000	9,000	0.4
Chobani LLC, 7.50%, 04/15/25	03/31/17	3,944	4,038	0.2
CyrusOne LP, 5.00%, 03/15/24	03/06/17	1,025	1,053	—
CyrusOne LP, 5.38%, 03/15/27	03/06/17	716	723	—
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/14	2,806	3,060	0.1
New Cotai LLC, 10.63%, 05/01/19	04/15/13	8,579	9,096	0.4
Prairie Provident Resources Inc.	08/20/12	1,039	115	—
Six Flags Entertainment Corp., 4.88%, 07/31/24	03/31/17	5,005	5,005	0.2
VistaJet Malta Finance Plc, 7.75%, 06/01/20	05/21/15	9,932	9,257	0.4
		$61,834	$58,567	2.4%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	(90)	June 2017	(13,497)	$(28)	$(79)
U.S. Treasury Note, 10-Year	(544)	June 2017	(67,563)	(119)	(199)
U.S. Treasury Note, 5-Year	(77)	July 2017	(9,057)	(13)	(8)
				$(160)	$(286)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/PPM America Mid Cap Value Fund
COMMON STOCKS 99.7%
Consumer Discretionary 20.4%
American Axle & Manufacturing Holdings Inc. (a)	1,069	$20,081
Best Buy Co. Inc.	280	13,747
Foot Locker Inc.	260	19,466
Helen of Troy Ltd. (a)	179	16,862
Macy's Inc.	704	20,867
Meredith Corp.	266	17,164
Newell Brands Inc.	171	8,052
Penske Auto Group Inc.	170	7,962
Royal Caribbean Cruises Ltd.	215	21,064
Tupperware Brands Corp.	297	18,597
Viacom Inc. - Class B	197	9,189
		173,051
Consumer Staples 2.5%
Ingredion Inc.	177	21,316
Energy 11.1%
Apache Corp.	165	8,469
Diamond Offshore Drilling Inc. (a) (b)	987	16,496
Helix Energy Solutions Group Inc. (a)	1,976	15,354
Patterson-UTI Energy Inc.	584	14,186
PBF Energy Inc. - Class A	800	17,727
Superior Energy Services Inc. (a)	1,530	21,818
		94,050
Financials 18.5%
Allstate Corp.	208	16,983
American Financial Group Inc.	227	21,660
Bank of the Ozarks Inc.	320	16,628
Hartford Financial Services Group Inc.	430	20,670
Huntington Bancshares Inc.	1,549	20,738
Janus Capital Group Inc.	1,660	21,908
Lincoln National Corp.	313	20,499
Reinsurance Group of America Inc.	143	18,145
		157,231
Health Care 11.0%
Alere Inc. (a)	223	8,840
CIGNA Corp.	129	18,941
Hill-Rom Holdings Inc.	298	21,032
Lifepoint Health Inc. (a)	263	17,240
Magellan Health Services Inc. (a)	212	14,652
McKesson Corp.	85	12,661
		93,366
Industrials 13.0%
Delta Air Lines Inc.	165	7,583
Esterline Technologies Corp. (a)	141	12,116
Kennametal Inc.	453	17,783
Spirit Aerosystems Holdings Inc. - Class A	364	21,095
Steelcase Inc. - Class A	1,037	17,366
Terex Corp.	637	19,996
Textron Inc.	294	13,977
		109,916
Information Technology 9.4%
Avnet Inc.	456	20,876
Belden Inc.	299	20,702
Cognizant Technology Solutions Corp. - Class A (a)	153	9,130
CSRA Inc.	291	8,520
Semtech Corp. (a)	329	11,103
Teradyne Inc.	301	9,346
		79,677
Materials 9.0%
Allegheny Technologies Inc. (b)	447	8,035
Ashland Global Holdings Inc.	107	13,272
Nucor Corp.	129	7,680
Olin Corp.	506	16,636
Reliance Steel & Aluminum Co.	224	17,957
Steel Dynamics Inc.	359	12,468
		76,048
Utilities 4.8%
Edison International	256	20,396
	Shares/Par†	Value
PNM Resources Inc.	550	20,354
		40,750
Total Common Stocks (cost $734,834)		845,405
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (c)	2,320	2,320
Total Short Term Investments (cost $2,320)		2,320
Total Investments 100.0% (cost $737,154)		847,725
Other Assets and Liabilities, Net (0.0)%		(236)
Total Net Assets 100.0%		$847,489

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.3%
Consumer Discretionary 19.8%
American Axle & Manufacturing Holdings Inc. (a)	1,159	$21,766
Bob Evans Farms Inc.	215	13,915
Helen of Troy Ltd. (a)	224	21,054
Meredith Corp.	354	22,849
Penske Auto Group Inc.	296	13,865
Skechers U.S.A. Inc. - Class A (a)	659	18,090
Superior Industries International Inc.	913	23,145
Tower International Inc.	636	17,228
Tupperware Brands Corp.	357	22,366
		174,278
Consumer Staples 3.6%
Cott Corp.	1,818	22,467
Ingredion Inc.	74	8,900
		31,367
Energy 8.9%
Helix Energy Solutions Group Inc. (a)	2,282	17,734
Patterson-UTI Energy Inc.	619	15,016
PBF Energy Inc. - Class A	1,025	22,715
Superior Energy Services Inc. (a)	1,613	23,004
		78,469
Financials 14.2%
American Financial Group Inc.	90	8,578
Astoria Financial Corp.	994	20,379
Banc of California Inc. (b)	824	17,063
BofI Holding Inc. (a) (b)	620	16,195
Independent Bank Corp.	337	21,912
Janus Capital Group Inc.	1,699	22,433
Reinsurance Group of America Inc.	65	8,190
Renasant Corp.	257	10,212
		124,962
Health Care 12.9%
Alere Inc. (a)	373	14,835
Hill-Rom Holdings Inc.	252	17,784
Integer Holdings Corp. (a)	541	21,744
Lifepoint Health Inc. (a)	355	23,259
Magellan Health Services Inc. (a)	325	22,428
PharMerica Corp. (a)	548	12,835
		112,885
Industrials 19.1%
Aerojet Rocketdyne Holdings Inc. (a)	997	21,626
Apogee Enterprises Inc.	297	17,734
Esterline Technologies Corp. (a)	235	20,222
GATX Corp. (b)	284	17,282
Kennametal Inc.	454	17,814
SkyWest Inc.	600	20,553
Spirit Aerosystems Holdings Inc. - Class A	149	8,607
Steelcase Inc. - Class A	1,289	21,594
Terex Corp.	703	22,090
		167,522
Information Technology 13.3%
Belden Inc.	314	21,753
Benchmark Electronics Inc. (a)	485	15,426
CACI International Inc. - Class A (a)	160	18,733
ExlService Holdings Inc. (a)	316	14,989
Semtech Corp. (a)	562	18,999
SYNNEX Corp.	162	18,134
Teradyne Inc.	286	8,904
		116,938
Materials 5.0%
Allegheny Technologies Inc. (b)	486	8,734
Olin Corp.	534	17,546
Reliance Steel & Aluminum Co.	107	8,578
Steel Dynamics Inc.	250	8,687
		43,545
Utilities 2.5%
PNM Resources Inc.	587	21,723
Total Common Stocks (cost $749,332)		871,689
	Shares/Par†	Value
SHORT TERM INVESTMENTS 6.3%
Investment Companies 0.5%
JNL Money Market Fund, 0.53% (c) (d)	4,019	4,019
Securities Lending Collateral 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	50,890	50,890
Total Short Term Investments (cost $54,909)		54,909
Total Investments 105.6% (cost $804,241)		926,598
Other Assets and Liabilities, Net (5.6)%		(48,850)
Total Net Assets 100.0%		$877,748

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.8%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	2,010	$2,078
Series 2013-A-2, 4.95%, 01/15/23	1,278	1,359
Series 2016-AA-2, 3.20%, 06/15/28	3,086	3,019
American Express Credit Account Secured Note Trust
Series 2012-A-4, 1.15%, 10/16/17 (b)	7,900	7,907
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	6,596	6,571
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	2,914	2,912
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (a)	1,277	1,279
Series 2015-B-1A, 2.26%, 06/10/21 (a)	403	405
Ascentium Equipment Receivables Trust
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (a)	717	718
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (a)	480	480
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/05/20 (a) (b)	5,060	5,322
BA Credit Card Trust
Series 2015-A-A1, 1.24%, 01/16/18 (b)	11,269	11,291
Banc of America Commercial Mortgage Trust
Series 2007-A4-4, REMIC, 5.89%, 07/10/17 (b)	183	185
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (a)	1,985	2,000
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A4-T28, REMIC, 5.74%, 09/11/17 (b)	237	239
Series 2007-A4-PW17, REMIC, 5.69%, 06/11/50 (b)	1,144	1,152
Capital One Multi-Asset Execution Trust
Series 2007-A5-A5, 0.95%, 09/15/17 (b)	4,000	3,999
Series 2016-A1-A1, 1.36%, 04/15/19 (b)	5,714	5,747
CarMax Auto Owner Trust
Series 2016-A2A-2, 1.24%, 02/15/18	3,125	3,124
Series 2016-A2B-1, 1.44%, 04/15/19 (b)	2,872	2,876
Chase Issuance Trust
Series 2012-A2-A2, 1.18%, 05/15/17 (b)	4,185	4,186
Series 2015-A2-A2, 1.59%, 02/15/18	5,975	5,983
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (a)	2,309	2,301
Citibank Credit Card Issuance Trust
Series 2014-A4-A4, 1.23%, 04/24/17	1,829	1,829
Series 2013-A4-A4, 1.40%, 07/24/18 (b)	1,522	1,529
Citigroup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (a)	2,068	2,073
CNH Equipment Trust
Series 2014-A3-C, 1.05%, 05/15/18	1,601	1,599
Series 2015-A3-B, REMIC, 1.37%, 12/17/18	568	568
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	489	514
Series 2012-A-1, 4.15%, 04/11/24	1,709	1,789
Series 2012-A-2, 4.00%, 10/29/24	1,505	1,564
Crown Castle Towers LLC
Series 2010-C-6, 4.88%, 08/15/20 (a)	1,450	1,543
Dell Equipment Finance Trust
Series 2016-A2-1, 1.43%, 03/22/18 (a)	8,500	8,500
Series 2016-B-1, 2.03%, 01/22/19 (a)	697	695
Series 2015-A3-1, 1.30%, 03/23/20 (a)	760	760
Series 2015-B-1, 1.81%, 03/23/20 (a)	967	969
Delta Air Lines Inc. Pass-Through Trust
Series 2010-A-1, 6.20%, 07/02/18	1	1
Series 2010-A-2, 4.95%, 05/23/19	112	117
Ford Credit Auto Owner Trust
Series 2014-B-C, 1.97%, 04/15/20	1,256	1,260
Series 2015-C-B, 2.21%, 01/15/21	1,009	1,015
Ford Credit Floorplan Master Owner Trust
Series 2014-A1-4, 1.40%, 08/15/17	7,370	7,373
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	2,782	2,782
Series 2017-A3-1, 2.06%, 05/20/20	5,186	5,211
	Shares/Par†	Value
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A2-1, 1.72%, 04/22/19 (a)	1,060	1,059
Series 2017-A3-1, 2.06%, 06/22/20 (a)	1,123	1,120
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (c) (d)	2,878	2,876
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	2,391	2,376
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB19, REMIC, 5.83%, 04/12/17 (b)	384	384
JPMorgan Mortgage Trust
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,869	1,885
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	3,160	3,176
Kubota Credit Owner Trust
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (a)	1,387	1,387
Mercedes-Benz Auto Lease Trust
Series 2016-A2-B, 1.15%, 02/15/18	6,021	6,013
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.49%, 05/15/18 (a) (b)	4,219	4,236
Morgan Stanley Capital I Trust
Series 2007-A4-IQ15, REMIC, 5.94%, 07/11/17 (b)	2,518	2,533
Morgan Stanley Re-REMIC Trust
Series 2009-A4A-GG10, RE-REMIC, 5.95%, 04/12/17 (a) (b)	95	95
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	508	507
Nissan Auto Receivables Owner Trust
Series 2016-A2B-C, 1.13%, 04/16/18 (b)	5,898	5,903
SBA Tower Trust
Series 2014-C-1, 2.90%, 10/15/44 (a)	5,000	5,015
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/47 (b) (c) (d) (e)	1,354	1,374
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,340	3,328
Westlake Automobile Receivables Trust
Series 2016-A2-3A, 1.42%, 10/15/19 (a)	2,860	2,857
Total Non-U.S. Government Agency Asset-Backed Securities (cost $162,875)		162,948
CORPORATE BONDS AND NOTES 43.7%
Consumer Discretionary 3.9%
A&E Television Networks LLC
3.11%, 08/22/19 (d) (e)	1,000	1,017
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (a)	1,034	1,043
American Greetings Corp.
7.88%, 02/15/25 (a)	663	694
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (a)	1,435	1,445
CCO Holdings LLC
5.13%, 05/01/27 (a)	3,032	3,053
Charter Communications Operating LLC
6.38%, 10/23/35	2,435	2,768
5.38%, 05/01/47 (c) (d)	2,820	2,832
6.83%, 10/23/55	1,030	1,199
Comcast Corp.
3.00%, 02/01/24	2,500	2,494
3.40%, 07/15/46	2,498	2,145
General Motors Co.
3.50%, 10/02/18	4,600	4,697
5.20%, 04/01/45	1,145	1,119
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (a)	373	368
Hilton Worldwide Finance LLC
4.63%, 04/01/25 (a)	2,921	2,950
4.88%, 04/01/27 (a)	2,892	2,921
Home Depot Inc.
2.13%, 09/15/26	3,383	3,134
KFC Holding Co.
5.00%, 06/01/24 (a)	594	607

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (f)	1,498	1,519
NAI Entertainment Holdings
5.00%, 08/01/18 (a)	228	230
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (g)	1,589	1,668
Newell Rubbermaid Inc.
3.85%, 04/01/23 (h)	1,456	1,507
Numericable - SFR SA
7.38%, 05/01/26 (a)	2,087	2,150
Schaeffler Verwaltung Zwei GmbH
4.13%, 09/15/21 (a) (i)	1,100	1,105
4.75%, 09/15/26 (a) (i)	644	628
Scientific Games International Inc.
7.00%, 01/01/22 (a)	1,022	1,092
Seminole Indian Tribe of Florida
6.54%, 10/01/20 (a)	585	594
Walt Disney Co.
3.00%, 07/30/46	480	402
		45,381
Consumer Staples 2.9%
Altria Group Inc.
2.63%, 09/16/26	1,206	1,138
3.88%, 09/16/46	1,336	1,234
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (f)	3,313	3,142
Dr. Pepper Snapple Group Inc.
2.55%, 09/15/26	1,731	1,613
3.43%, 06/15/27	1,320	1,314
JBS Investments GmbH
7.25%, 04/03/24 (a) (f)	1,276	1,321
Kraft Heinz Foods Co.
3.95%, 07/15/25	1,856	1,882
5.00%, 07/15/35	1,605	1,667
5.20%, 07/15/45	1,136	1,182
4.38%, 06/01/46	3,885	3,630
Mars Inc.
2.19%, 10/11/17 (d) (e)	2,850	2,857
3.74%, 10/11/27 (d) (e)	1,200	1,224
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 (a)	5,750	5,665
Post Holdings Inc.
5.50%, 03/01/25 (a)	462	461
5.00%, 08/15/26 (a)	1,470	1,408
5.75%, 03/01/27 (a)	168	168
Reynolds American Inc.
4.45%, 06/12/25	2,066	2,172
5.70%, 08/15/35	975	1,112
7.00%, 08/04/41	812	983
		34,173
Energy 4.5%
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	2,316	2,675
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	2,282	2,379
Chevron Corp.
2.10%, 05/16/21	1,785	1,768
Columbia Pipeline Group Inc.
3.30%, 06/01/20	743	757
4.50%, 06/01/25	746	784
5.80%, 06/01/45	933	1,088
DCP Midstream LLC
5.85%, 05/21/43 (a) (b)	1,830	1,693
Denbury Resources Inc.
9.00%, 05/15/21 (a)	500	527
Diamondback Energy Inc.
5.38%, 05/31/25 (a)	3,004	3,079
Energy Transfer Partners LP
4.90%, 03/15/35	865	822
5.15%, 03/15/45	989	923
6.13%, 12/15/45	500	532
Enterprise Products Operating LLC
3.75%, 02/15/25	766	771
	Shares/Par†	Value
3.70%, 02/15/26	440	440
EP Energy LLC
8.00%, 11/29/24 (a)	2,530	2,656
8.00%, 02/15/25 (a)	949	883
HollyFrontier Corp.
5.88%, 04/01/26	1,025	1,088
MPLX LP
5.20%, 03/01/47	1,586	1,590
Nabors Industries Inc.
5.50%, 01/15/23 (a)	441	453
Parsley Energy LLC
5.25%, 08/15/25 (a)	716	723
Petroleos Mexicanos
5.38%, 03/13/22 (a)	3,750	3,941
2.29%, 02/15/24	2,283	2,277
6.50%, 03/13/27 (a)	1,981	2,129
Precision Drilling Corp.
7.75%, 12/15/23 (a)	867	913
Regency Energy Partners LP
5.88%, 03/01/22	3,009	3,300
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,150	1,253
5.63%, 03/01/25	241	260
5.88%, 06/30/26 (a)	4,055	4,467
Shell International Finance BV
4.00%, 05/10/46	2,375	2,284
SM Energy Co.
6.75%, 09/15/26 (f)	1,096	1,101
Tesoro Logistics LP
6.13%, 10/15/21	224	234
5.25%, 01/15/25	1,674	1,747
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	3,457	3,569
		53,106
Financials 14.4%
AerCap Ireland Capital Ltd.
2.75%, 05/15/17	152	152
4.63%, 10/30/20	773	815
4.50%, 05/15/21	1,432	1,501
AIG SunAmerica Global Financing X
6.90%, 03/15/32 (a)	1,696	2,190
American Express Credit Corp.
2.25%, 05/05/21	2,500	2,474
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	9,700	9,780
4.90%, 02/01/46	4,142	4,460
Athene Global Funding
4.00%, 01/25/22 (a)	7,000	7,122
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (g)	1,683	1,771
3.30%, 01/11/23	3,428	3,450
4.20%, 08/26/24	2,057	2,107
3.25%, 10/21/27	1,380	1,313
3.82%, 01/20/28 (b)	3,240	3,240
Barclays Bank Plc
7.63%, 11/21/22	679	743
Barclays Plc
8.25%, (callable at 100 beginning 12/15/18) (g) (j)	4,100	4,308
BMW US Capital LLC
2.00%, 04/11/21 (a)	3,978	3,896
Bunge Ltd. Finance Corp.
8.50%, 06/15/19 (h)	100	113
Cemex Finance LLC
6.00%, 04/01/24 (a) (f)	1,171	1,231
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (g)	2,217	2,392
4.05%, 07/30/22	1,325	1,378
Credit Suisse AG
6.50%, 08/08/23 (a)	5,986	6,568
3.63%, 09/09/24	1,000	1,015
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (g)	660	671

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
7.50%, (callable at 100 beginning 12/11/23) (a) (g)	2,448	2,653
4.28%, 01/09/28 (a)	2,471	2,458
Diamond 1 Finance Corp.
5.45%, 06/15/23 (a)	1,672	1,797
8.35%, 07/15/46 (a)	1,907	2,475
Enstar Group Ltd.
4.50%, 03/10/22	2,484	2,493
General Motors Financial Co. Inc.
4.20%, 03/01/21	1,576	1,643
Goldman Sachs Group Inc.
2.60%, 12/27/20	3,750	3,752
2.35%, 11/15/21	768	752
3.00%, 04/26/22	10,633	10,638
4.25%, 10/21/25	2,071	2,110
6.75%, 10/01/37	1,500	1,851
HSBC Holdings Plc
6.87%, (callable at 100 beginning 06/01/21) (f) (g) (j)	2,500	2,662
4.38%, 11/23/26	2,560	2,577
4.04%, 03/13/28 (b)	6,294	6,360
Icahn Enterprises LP
6.25%, 02/01/22 (a)	1,900	1,928
6.75%, 02/01/24 (a) (f)	1,900	1,959
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (g)	1,325	1,373
2.95%, 10/01/26	2,720	2,585
3.78%, 02/01/28 (b)	2,364	2,385
Morgan Stanley
2.21%, 01/20/22 (b)	8,800	8,896
4.88%, 11/01/22	4,381	4,726
4.10%, 05/22/23	3,360	3,469
3.88%, 04/29/24	5,121	5,267
3.13%, 07/27/26	3,411	3,258
3.63%, 01/20/27	1,532	1,516
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (b)	1,071	1,087
Navient Corp.
6.50%, 06/15/22	908	916
Petrobras Global Finance BV
6.13%, 01/17/22	996	1,044
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	1,385	1,466
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (d) (e)	2,485	2,505
3.18%, 11/15/22 (d) (e)	2,485	2,499
Stena AB
7.00%, 02/01/24 (a) (f)	1,132	1,058
US Bancorp
3.10%, 04/27/26	1,378	1,353
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (g)	2,149	2,312
2.10%, 07/26/21	1,560	1,527
4.48%, 01/16/24	355	378
Wells Fargo Bank NA
2.15%, 12/06/19	5,500	5,514
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	3,650	3,650
		169,582
Health Care 4.0%
Abbott Laboratories
2.90%, 11/30/21	3,750	3,759
3.40%, 11/30/23	3,750	3,783
3.75%, 11/30/26	1,601	1,602
4.75%, 11/30/36	2,149	2,215
Actavis Funding SCS
3.85%, 06/15/24	794	809
4.75%, 03/15/45	2,243	2,254
Centene Corp.
4.75%, 05/15/22	1,876	1,928
4.75%, 01/15/25	566	569
Community Health Systems Inc.
6.25%, 03/31/23	3,215	3,279
Express Scripts Holding Co.
3.40%, 03/01/27	2,875	2,707
	Shares/Par†	Value
4.80%, 07/15/46	1,126	1,079
Forest Laboratories Inc.
5.00%, 12/15/21 (a)	1,268	1,378
Gilead Sciences Inc.
2.95%, 03/01/27	1,958	1,848
4.15%, 03/01/47	1,737	1,609
HCA Inc.
4.25%, 10/15/19	2,064	2,132
Johns Hopkins Health System Corp.
3.84%, 05/15/46	661	634
Mayo Clinic Rochester
3.77%, 11/15/43	600	575
MEDNAX Inc.
5.25%, 12/01/23 (a)	1,430	1,453
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997	1,127
Mylan Inc.
3.13%, 01/15/23 (a)	1,729	1,680
Perrigo Finance Plc
4.90%, 12/15/44	1,143	1,109
Perrigo Finance Unltd. Co.
4.38%, 03/15/26	750	763
Tenet Healthcare Corp.
4.63%, 06/15/20 (b)	653	657
7.50%, 01/01/22 (a) (f)	573	619
6.75%, 06/15/23 (f)	702	690
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a) (f)	296	305
5.88%, 05/15/23 (a)	2,274	1,765
7.00%, 03/15/24 (a)	889	912
WellCare Health Plans Inc.
5.75%, 11/15/20	1,603	1,649
5.25%, 04/01/25	2,340	2,413
		47,302
Industrials 3.8%
AECOM
5.13%, 03/15/27 (c) (d)	2,171	2,176
Aircastle Ltd.
6.25%, 12/01/19	1,270	1,368
5.00%, 04/01/23	2,132	2,244
4.13%, 05/01/24	1,756	1,758
Bombardier Inc.
4.75%, 04/15/19 (a)	1,300	1,318
8.75%, 12/01/21 (a)	1,560	1,708
7.50%, 03/15/25 (a)	758	779
Cintas Corp. No. 2
3.70%, 04/01/27	7,127	7,290
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	1,583	1,630
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (g)	11,616	12,217
IHS Markit Ltd.
4.75%, 02/15/25 (a)	409	421
International Lease Finance Corp.
7.13%, 09/01/18 (a)	1,000	1,068
4.63%, 04/15/21	2,237	2,355
8.63%, 01/15/22	750	916
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21 (a)	2,946	2,840
2.35%, 10/15/26 (a)	5,500	5,109
		45,197
Information Technology 1.9%
Broadcom Corp.
3.63%, 01/15/24 (a)	5,750	5,791
Gartner Inc.
5.13%, 04/01/25 (a)	901	918
Microsoft Corp.
3.45%, 08/08/36	3,500	3,326
3.70%, 08/08/46	1,955	1,827
3.95%, 08/08/56	2,155	1,999
NXP BV
4.13%, 06/01/21 (a)	2,601	2,702
Oracle Corp.
3.85%, 07/15/36	2,155	2,106

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Visa Inc.
2.80%, 12/14/22	925	932
4.15%, 12/14/35	253	265
4.30%, 12/14/45	2,761	2,897
		22,763
Materials 2.7%
Anglo American Capital Plc
2.63%, 09/27/17 (a)	2,750	2,750
Anglo American Plc
3.63%, 05/14/20 (a)	1,695	1,708
Ardagh Packaging Finance Plc
4.63%, 05/15/23 (a)	2,738	2,759
6.00%, 02/15/25 (a)	500	506
Barrick Gold Corp.
4.10%, 05/01/23	450	481
BWAY Holding Co.
5.50%, 04/15/24 (c) (d)	5,750	5,793
CF Industries Inc.
3.40%, 12/01/21 (a)	3,910	3,898
4.50%, 12/01/26 (a)	1,250	1,264
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	548	630
Freeport-McMoRan Inc.
3.88%, 03/15/23 (f)	484	445
4.55%, 11/14/24 (f)	4,281	3,981
5.40%, 11/14/34 (f)	1,794	1,561
Koppers Inc.
6.00%, 02/15/25 (a)	742	766
Methanex Corp.
5.65%, 12/01/44	1,143	1,091
Reynolds Group Issuer Inc.
4.52%, 07/15/21 (a) (b)	3,926	4,017
Samarco Mineracao SA
0.00%, 11/01/22 (c) (d) (k) (l)	345	223
0.00%, 09/26/24 (a) (k) (l)	340	221
		32,094
Real Estate 0.7%
AvalonBay Communities Inc.
2.90%, 10/15/26	1,281	1,217
Crown Castle International Corp.
2.25%, 09/01/21	1,285	1,250
4.45%, 02/15/26	1,375	1,429
CyrusOne LP
5.00%, 03/15/24 (c) (d)	471	484
5.38%, 03/15/27 (c) (d)	329	332
Equinix Inc.
5.38%, 05/15/27	733	757
Prologis International Funding II
4.88%, 02/15/20 (a)	2,222	2,320
		7,789
Telecommunication Services 2.3%
AT&T Inc.
5.25%, 03/01/37	4,230	4,308
Deutsche Telekom International Finance BV
2.23%, 01/17/20 (a)	3,750	3,741
Hughes Satellite Systems Corp.
5.25%, 08/01/26 (a)	1,675	1,672
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	2,788	2,790
Telefonica Emisiones SAU
4.10%, 03/08/27	2,112	2,128
5.21%, 03/08/47	2,024	2,056
Verizon Communications Inc.
2.95%, 03/15/22 (c) (d)	7,256	7,215
5.01%, 08/21/54	1,325	1,254
4.67%, 03/15/55	1,805	1,614
		26,778
Utilities 2.6%
Atlantic City Electric Co.
3.38%, 09/01/24	3,386	3,366
Enel SpA
8.75%, 09/24/73 (a) (b)	1,472	1,693
	Shares/Par†	Value
Entergy Corp.
2.95%, 09/01/26	2,485	2,347
Exelon Corp.
3.50%, 06/01/22 (m)	2,583	2,603
5.10%, 06/15/45	1,406	1,510
FirstEnergy Corp.
4.25%, 03/15/23 (h)	883	910
7.38%, 11/15/31	1,575	2,039
FirstEnergy Transmission LLC
5.45%, 07/15/44 (a)	1,680	1,843
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250	2,402
4.10%, 06/01/22	1,679	1,793
2.95%, 04/01/25	4,550	4,494
Southern Co.
3.25%, 07/01/26	2,000	1,904
4.40%, 07/01/46	2,000	1,911
Talen Energy Corp.
6.50%, 06/01/25 (f)	761	645
Wisconsin Energy Corp.
3.55%, 06/15/25	920	935
		30,395
Total Corporate Bonds And Notes (cost $504,413)		514,560
VARIABLE RATE SENIOR LOAN INTERESTS 3.3% (b)
Consumer Discretionary 1.3%
Bass Pro Group LLC
Term Loan B, 5.97%, 04/01/24	2,000	1,924
Charter Communications Operating LLC
Term Loan H, 2.79%, 01/15/22	956	958
Term Loan I, 3.23%, 01/15/24	574	576
CSC Holdings LLC
Term Loan, 3.94%, 10/15/24	1,805	1,800
ESH Hospitality Inc.
Term Loan B, 3.28%, 08/30/23	1,679	1,686
Four Seasons Holdings Inc.
Term Loan B, 3.75%, 11/18/23	881	889
Helix Gen Funding LLC
Term Loan B, 3.75%, 03/09/24	4,400	4,460
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.28%, 04/15/23	740	743
PetSmart Inc.
Term Loan B-2, 4.02%, 10/10/22	829	791
UFC Holdings LLC
1st Lien Term Loan, 4.25%, 07/22/23	1,496	1,503
		15,330
Consumer Staples 0.4%
JBS USA LLC
Term Loan B, 3.29%, 10/30/22	5,100	5,116
Pinnacle Foods Finance LLC
Term Loan B, 2.81%, 02/03/24	219	220
		5,336
Energy 0.5%
Chesapeake Energy Corp.
Term Loan, 8.55%, 08/25/21	2,558	2,721
EFS Cogen Holdings I LLC
Term Loan B, 4.50%, 06/30/23	401	404
Peabody Energy Corp.
Term Loan, 0.00%, 02/08/22 (n)	1,600	1,598
TEX Operations Co. LLC
Term Loan B, 3.53%, 08/04/23	869	867
Term Loan C, 3.53%, 08/04/23	198	198
		5,788
Financials 0.0%
Avolon (Luxembourg) SARL
Term Loan B-2, 3.73%, 01/20/22	500	506
Health Care 0.1%
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.57%, 03/13/22	1,700	1,704
Industrials 0.3%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	3,100	3,162

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Materials 0.2%
BWAY Holding Co.
Term Loan B, 0.00%, 03/22/24 (n)	1,100	1,097
GCP Applied Technologies Inc.
Term Loan B, 4.25%, 02/03/22	1,211	1,220
		2,317
Telecommunication Services 0.2%
Sprint Communications Inc.
1st Lien Term Loan B, 3.50%, 02/29/24	2,100	2,099
Utilities 0.3%
Talen Energy Supply LLC
Term Loan B, 6.06%, 10/18/23	3,150	3,170
Total Variable Rate Senior Loan Interests (cost $39,071)		39,412
GOVERNMENT AND AGENCY OBLIGATIONS 37.2%
Commercial Mortgage-Backed Securities 0.4%
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 1.30%, 02/25/20 (b)	4,645	4,652
Mortgage-Backed Securities 19.8%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/31	1,863	1,866
5.00%, 02/01/38 - 11/01/41	3,009	3,281
3.50%, 04/01/42 - 06/01/44	5,234	5,375
4.50%, 03/01/42 - 11/01/44	5,579	5,994
4.00%, 03/01/43 - 03/01/46	10,283	10,806
3.00%, 04/01/30 - 09/01/46	16,519	16,514
4.00%, 08/01/46	4,538	4,765
3.00%, 08/01/43 - 11/01/46	5,935	5,892
Federal National Mortgage Association
2.50%, 01/01/28 - 04/01/31	4,523	4,543
3.00%, 08/01/30 - 11/01/46	13,848	13,979
2.50%, 01/01/32	9,324	9,333
5.50%, 03/01/35 - 08/01/38	1,763	1,971
4.00%, 03/01/42 - 12/01/45	19,271	20,230
5.00%, 06/01/35 - 05/01/42	3,186	3,485
3.00%, 09/01/30 - 07/01/46	16,572	16,549
4.50%, 08/01/40 - 12/01/46	10,010	10,758
4.00%, 11/01/44	156	164
3.08%, 04/01/45 (b)	2,355	2,424
3.50%, 01/01/42 - 02/01/46	29,405	30,120
3.50%, 12/01/45 (o)	4,703	4,814
3.50%, 01/01/46 - 05/01/46	5,409	5,537
4.50%, 08/01/46	6,869	7,364
Government National Mortgage Association
5.00%, 08/20/41 - 01/20/43	1,267	1,383
3.50%, 08/20/42 - 11/20/46	9,211	9,589
2.50%, 05/20/43 (b)	953	976
4.00%, 05/20/44	3,124	3,317
3.00%, 05/20/43 - 07/20/45	7,867	7,949
3.50%, 08/20/46 - 09/20/46	13,261	13,764
3.00%, 07/15/45 - 12/20/46	10,354	10,458
		233,200
Municipal 0.4%
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,490	1,570
State of California Department of Water Resources
1.71%, 05/01/21	2,775	2,730
		4,300
Sovereign 1.0%
Bank of England Euro Note
1.75%, 03/06/20 (a)	6,940	6,929
European Investment Bank
1.75%, 06/17/19	3,075	3,082
Nederlandse Waterschapsbank NV
1.25%, 09/09/19 (a) (f)	2,434	2,403
		12,414
U.S. Treasury Securities 15.6%
U.S. Treasury Bond
3.75%, 08/15/41	8,448	9,581
	Shares/Par†	Value
3.13%, 11/15/41	8,720	8,923
2.50%, 02/15/45	8,900	7,995
U.S. Treasury Note
1.63%, 04/30/19 - 05/31/23	32,472	32,037
1.38%, 02/29/20 - 04/30/20	16,710	16,624
1.50%, 05/31/19 - 05/31/20	9,318	9,336
2.00%, 11/15/21 - 02/15/22	21,692	21,781
1.75%, 05/15/22	14,835	14,675
2.75%, 02/15/24	21,579	22,328
2.50%, 05/15/24	14,400	14,652
2.25%, 11/15/25	26,270	26,040
		183,972
Total Government And Agency Obligations (cost $442,881)		438,538
PREFERRED STOCKS 0.3%
Energy 0.1%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	48	1,256
Financials 0.2%
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (g)	70	1,831
Total Preferred Stocks (cost $2,957)		3,087
SHORT TERM INVESTMENTS 4.2%
Investment Companies 2.9%
JNL Money Market Fund, 0.53% (p) (q)	33,953	33,953
Securities Lending Collateral 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (q)	15,414	15,414
Total Short Term Investments (cost $49,367)		49,367
Total Investments 102.5% (cost $1,201,564)		1,207,912
Other Derivative Instruments (0.0)%		(227)
Other Assets and Liabilities, Net (2.5)%		(29,244)
Total Net Assets 100.0%		$1,178,441

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $235,498 and 20.0%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) All or portion of the security was on loan.

(g) Perpetual security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(j) Convertible security.

(k) Non-income producing security.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(n) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2017, the total payable for investments purchased on a delayed delivery basis was $4,877.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AECOM, 5.13%, 03/15/27	02/16/17	$2,171	$2,176	0.2%
BWAY Holding Co., 5.50%, 04/15/24	03/23/17	5,750	5,793	0.5
Charter Communications Operating LLC, 5.38%, 05/01/47	03/31/17	2,819	2,832	0.2
CyrusOne LP, 5.00%, 03/15/24	03/06/17	471	484	0.1
CyrusOne LP, 5.38%, 03/15/27	03/06/17	329	332	—
Hilton Grand Vacations Trust, Series 2017-A-AA, 2.66%, 12/27/28	02/23/17	2,878	2,876	0.3
Samarco Mineracao SA, 0.00%, 11/01/22	10/31/12	343	223	—
Sequoia Mortgage Trust, Series 2017-A4-3 REMIC, 3.50%, 04/25/47	03/14/17	1,374	1,374	0.1
Verizon Communications Inc., 2.95%, 03/15/22	02/10/17	7,206	7,215	0.6
		$23,341	$23,305	2.0%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	246	June 2017	36,894	$77	$214
U.S. Treasury Note, 10-Year	(1,229)	June 2017	(152,755)	(269)	(332)
U.S. Treasury Note, 2-Year	(225)	July 2017	(48,688)	(17)	(15)
U.S. Treasury Note, 5-Year	(286)	July 2017	(33,594)	(47)	(76)
Ultra 10-Year U.S. Treasury Note	44	June 2017	5,822	13	69
Ultra Long Term U.S. Treasury Bond	51	June 2017	8,144	16	48
				$(227)	$(92)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/PPM America Value Equity Fund
COMMON STOCKS 100.6%
Consumer Discretionary 15.0%
Best Buy Co. Inc.	81	$3,981
Comcast Corp. - Class A	129	4,849
Foot Locker Inc.	32	2,409
General Motors Co.	164	5,796
Macy's Inc.	185	5,478
Newell Brands Inc.	52	2,429
Royal Caribbean Cruises Ltd.	48	4,680
Viacom Inc. - Class B	139	6,490
		36,112
Consumer Staples 3.6%
Altria Group Inc.	33	2,328
Archer-Daniels-Midland Co.	135	6,225
		8,553
Energy 13.7%
Apache Corp.	111	5,699
Chevron Corp.	57	6,077
Diamond Offshore Drilling Inc. (a)	255	4,259
Halliburton Co.	108	5,329
National Oilwell Varco Inc.	81	3,263
Occidental Petroleum Corp.	96	6,089
Patterson-UTI Energy Inc.	93	2,269
		32,985
Financials 23.1%
Allstate Corp.	74	5,998
Bank of America Corp.	172	4,055
Bank of the Ozarks Inc.	85	4,410
Goldman Sachs Group Inc.	22	5,146
Hartford Financial Services Group Inc.	125	6,014
Huntington Bancshares Inc.	176	2,355
JPMorgan Chase & Co.	58	5,112
Lincoln National Corp.	93	6,093
Morgan Stanley	121	5,171
PNC Financial Services Group Inc.	25	3,006
U.S. Bancorp	44	2,271
Wells Fargo & Co.	106	5,900
		55,531
Health Care 13.3%
AbbVie Inc.	93	6,034
CIGNA Corp.	40	5,889
Gilead Sciences Inc.	89	6,058
McKesson Corp.	25	3,632
Merck & Co. Inc.	68	4,353
Pfizer Inc.	177	6,062
		32,028
Industrials 9.9%
Caterpillar Inc.	66	6,085
Delta Air Lines Inc.	113	5,194
Lockheed Martin Corp.	9	2,462
Spirit Aerosystems Holdings Inc. - Class A	67	3,858
Terex Corp.	78	2,465
Textron Inc.	77	3,660
		23,724
Information Technology 15.1%
Apple Inc.	26	3,750
Applied Materials Inc.	64	2,490
Avnet Inc.	85	3,880
Cisco Systems Inc.	120	4,073
Cognizant Technology Solutions Corp. - Class A (a)	41	2,428
CSRA Inc.	84	2,455
HP Inc.	140	2,510
Intel Corp.	125	4,516
International Business Machines Corp.	30	5,276
Microsoft Corp.	75	4,933
		36,311
Materials 2.7%
Ashland Global Holdings Inc.	20	2,476
Nucor Corp.	67	4,013
		6,489
	Shares/Par†	Value
Telecommunication Services 2.5%
AT&T Inc.	143	5,925
Utilities 1.7%
Edison International	53	4,195
Total Common Stocks (cost $210,342)		241,853
Total Investments 100.6% (cost $210,342)		241,853
Other Assets and Liabilities, Net (0.6)%		(1,540)
Total Net Assets 100.0%		$240,313

(a) Non-income producing security.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS 89.3%
COMMUNICATIONS 8.0%
Internet 6.7%
IAC/InterActiveCorp. (a)	268	19,781
Liberty Ventures - Class A (a)	244	10,841
		30,622
Media 1.3%
Liberty SiriusXM Group - Class A (a)	157	6,123
DIVERSIFIED 11.8%
Holding Companies - Diversified Operations 11.8%
Ackermans & van Haaren NV	100	15,734
Remgro Ltd.	336	5,154
Schouw & Co.	219	20,062
Wendel SA	108	13,700
		54,650
FINANCIALS 60.7%
Diversified Financial Services 15.6%
Blackstone Group LP	728	21,612
Brait SA	742	4,317
FNFV Group (a)	734	9,732
Intermediate Capital Group Plc	1,157	10,248
KKR & Co. LP	795	14,490
Partners Group Holding AG	22	11,595
		71,994
Insurance 1.9%
Alleghany Corp. (a)	14	8,915
Investment Companies 24.2%
3i Group Plc	2,688	25,239
Ares Capital Corp.	939	16,320
Aurelius Equity Opportunities SE and Co. KGaA (b)	503	21,853
Eurazeo SA	131	8,635
Hosken Consolidated Investments Ltd.	633	6,696
Investor AB - Class B	291	12,218
Onex Corp.	288	20,671
		111,632
Private Equity 14.4%
Carlyle Group LP	584	9,317

	Shares/Par†	Value
Electra Private Equity Plc (b)	124	7,679
HarbourVest Global Private Equity Ltd. (a)	1,884	28,799
Riverstone Energy Ltd. (a)	812	12,600
Standard Life European Private Equity Trust Plc	2,143	8,241
		66,636
Real Estate 4.6%
Brookfield Asset Management Inc. - Class A	575	20,965
INDUSTRIALS 6.2%
Commercial Services 2.1%
Macquarie Infrastructure Co. LLC	119	9,600
Miscellaneous Manufacturers 4.1%
Danaher Corp.	100	8,525
Indus Holding AG	165	10,653
		19,178
UTILITIES 2.6%
Electric 2.6%
Brookfield Infrastructure Partners LP	316	12,224
Total Common Stocks (cost $340,585)		412,539
INVESTMENT COMPANIES 8.2%
Closed-End Funds 8.2%
Apax Global Alpha Ltd.	4,408	8,465
HBM Healthcare Investments AG - Class A	121	13,444
HgCapital Trust Plc	817	16,095
		38,004
Total Investment Companies (cost $34,249)		38,004
SHORT TERM INVESTMENTS 7.9%
Investment Companies 2.3%
JNL Money Market Fund, 0.53% (c) (d)	10,338	10,338
Securities Lending Collateral 5.6%
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	25,863	25,863
Total Short Term Investments (cost $36,201)		36,201
Total Investments 105.4% (cost $411,035)		486,744
Other Assets and Liabilities, Net (5.4)%		(24,847)
Total Net Assets 100.0%		$461,897

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/S&P Competitive Advantage Fund
COMMON STOCKS 99.9%
Consumer Discretionary 37.6%
Darden Restaurants Inc. (a)	1,382	$115,619
Delphi Automotive Plc	443	35,646
Foot Locker Inc.	1,340	100,265
Gap Inc.	3,829	93,003
Lowe's Cos. Inc.	398	32,707
Michael Kors Holdings Ltd. (b)	2,231	85,012
Nordstrom Inc. (a)	1,306	60,812
O'Reilly Automotive Inc. (a) (b)	344	92,837
Ross Stores Inc.	1,446	95,223
Starbucks Corp.	1,689	98,625
TJX Cos. Inc.	1,214	96,014
Tractor Supply Co.	1,247	86,019
Ulta Salon Cosmetics & Fragrance Inc. (b)	366	104,422
Urban Outfitters Inc. (b)	1,047	24,885
		1,121,089
Consumer Staples 2.2%
Campbell Soup Co.	1,141	65,325
Financials 2.2%
CBOE Holdings Inc.	432	35,019
T. Rowe Price Group Inc. (a)	442	30,151
		65,170
Health Care 3.0%
Gilead Sciences Inc.	1,309	88,908
Industrials 23.5%
3M Co.	181	34,613
Alaska Air Group Inc.	450	41,457
C.H. Robinson Worldwide Inc.	1,278	98,791
Delta Air Lines Inc.	2,168	99,658
Expeditors International of Washington Inc. (a)	1,209	68,265
JB Hunt Transport Services Inc.	1,058	97,067
Robert Half International Inc.	2,212	108,007
Rockwell Automation Inc.	260	40,495
Southwest Airlines Co.	2,104	113,123
		701,476
Information Technology 24.4%
Accenture Plc - Class A	536	64,303
Automatic Data Processing Inc.	1,000	102,358
Citrix Systems Inc. (b)	381	31,768
F5 Networks Inc. (b)	710	101,230
LogMeIn Inc.	66	6,459
MasterCard Inc. - Class A	628	70,671
Paychex Inc.	1,595	93,930
Skyworks Solutions Inc.	826	80,948
Symantec Corp.	1,256	38,525
Teradata Corp. (b)	968	30,115
Texas Instruments Inc.	881	70,974
Western Union Co.	1,717	34,934
		726,215
Materials 7.0%
Avery Dennison Corp.	870	70,142
LyondellBasell Industries NV - Class A	731	66,621
Sherwin-Williams Co.	231	71,540
		208,303
Total Common Stocks (cost $2,882,905)		2,976,486
SHORT TERM INVESTMENTS 3.6%
Investment Companies 0.1%
JNL Money Market Fund, 0.53% (c) (d)	4,163	4,163
Securities Lending Collateral 3.5%
Repurchase Agreement with DUB, 1.30% (Collateralized by various publicly traded domestic equities with a value of $32,940) acquired on 03/16/17, due 04/03/17 at $30,020 (e)	30,000	30,000
Repurchase Agreement with MLP, 1.31% (Collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 03/21/17, due 06/20/17 at $45,149 (e)	45,000	45,000
	Shares/Par†	Value
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	28,695	28,695
		103,695
Total Short Term Investments (cost $107,858)		107,858
Total Investments 103.5% (cost $2,990,763)		3,084,344
Other Assets and Liabilities, Net (3.5)%		(104,526)
Total Net Assets 100.0%		$2,979,818

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS 99.9%
Consumer Discretionary 8.6%
McDonald's Corp.	980	$127,018
Nordstrom Inc. (a)	2,423	112,844
Target Corp.	2,582	142,530
VF Corp.	2,183	119,999
		502,391
Consumer Staples 9.3%
Altria Group Inc.	2,565	183,186
Coca-Cola Co.	4,188	177,726
General Mills Inc.	985	58,131
Procter & Gamble Co.	1,348	121,168
		540,211
Energy 9.1%
Chevron Corp.	1,084	116,427
Exxon Mobil Corp.	664	54,486
Helmerich & Payne Inc. (a)	1,843	122,665
Oneok Inc. (a)	2,142	118,752
Valero Energy Corp.	1,804	119,570
		531,900
Financials 9.5%
CME Group Inc.	1,531	181,904
People's United Financial Inc.	9,748	177,412
Principal Financial Group Inc.	3,132	197,690
		557,006
Health Care 9.6%
Abbott Laboratories	1,364	60,561
Amgen Inc.	734	120,400
Eli Lilly & Co.	1,599	134,500
Gilead Sciences Inc.	844	57,297
Johnson & Johnson	1,489	185,417
		558,175
Industrials 9.4%
Caterpillar Inc. (a)	1,928	178,833
Emerson Electric Co.	3,107	185,998
General Electric Co.	1,995	59,454
PACCAR Inc.	1,890	127,025
		551,310
Information Technology 9.1%
Cisco Systems Inc.	5,498	185,846
International Business Machines Corp. (a)	1,048	182,448
QUALCOMM Inc.	2,817	161,502
		529,796
Materials 8.8%
Air Products & Chemicals Inc.	1,194	161,603
International Flavors & Fragrances Inc.	1,369	181,482
Praxair Inc.	1,454	172,423
		515,508
Real Estate 8.5%
Kimco Realty Corp.	6,645	146,781
Public Storage	526	115,163
Realty Income Corp.	1,900	113,086
Ventas Inc.	914	59,434
Welltower Inc.	845	59,823
		494,287
Telecommunication Services 8.8%
AT&T Inc. (a)	4,307	178,956
CenturyLink Inc. (a)	6,995	164,869
Verizon Communications Inc.	3,460	168,688
		512,513
Utilities 9.2%
American Electric Power Co. Inc.	953	63,955
Consolidated Edison Inc.	772	59,947
Entergy Corp.	1,568	119,100
Public Service Enterprise Group Inc.	2,670	118,431
Southern Co.	3,514	174,953
		536,386
Total Common Stocks (cost $5,552,845)		5,829,483
	Shares/Par†	Value
SHORT TERM INVESTMENTS 6.2%
Investment Companies 0.1%
JNL Money Market Fund, 0.53% (b) (c)	4,081	4,081
Securities Lending Collateral 6.1%
Repurchase Agreement with DUB, 1.30% (Collateralized by various publicly traded domestic equities with a value of $16,470) acquired on 03/16/17, due 04/03/17 at $15,010 (d)	15,000	15,000
Repurchase Agreement with MLP, 1.31% (Collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 03/21/17, due 06/20/17 at $90,298 (d)	90,000	90,000
Securities Lending Cash Collateral Fund LLC, 0.63% (b) (c)	254,635	254,635
		359,635
Total Short Term Investments (cost $363,716)		363,716
Total Investments 106.1% (cost $5,916,561)		6,193,199
Other Assets and Liabilities, Net (6.1)%		(356,802)
Total Net Assets 100.0%		$5,836,397

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/S&P International 5 Fund
COMMON STOCKS 100.0%
Australia 8.4%
AMP Ltd.	161	$638
Aurizon Holdings Ltd.	149	596
Caltex Australia Ltd.	27	611
CIMIC Group Ltd.	19	513
Coca-Cola Amatil Ltd.	68	564
Flight Centre Ltd. (a)	24	531
Fortescue Metals Group Ltd.	115	548
GPT Group	143	564
Harvey Norman Holdings Ltd. (a)	138	476
Insurance Australia Group Ltd.	127	586
Macquarie Group Ltd.	9	609
Mirvac Group	355	594
QBE Insurance Group Ltd.	61	599
Stockland	163	580
Suncorp Group Ltd.	58	584
Telstra Corp. Ltd.	159	566
Vicinity Centres	263	570
Wesfarmers Ltd.	18	623
		10,352
Belgium 0.8%
AGEAS	25	959
Canada 8.7%
Barrick Gold Corp.	54	1,024
CGI Group Inc. - Class A (b)	22	1,035
Finning International Inc.	18	342
H&R REIT	20	344
Loblaw Cos. Ltd.	12	640
Metro Inc.	21	642
Restaurant Brands International Inc.	11	635
RioCan REIT	17	343
Rogers Communications Inc. - Class B	23	1,039
Royal Bank of Canada	14	1,005
Saputo Inc.	14	483
Sun Life Financial Inc.	27	1,001
Teck Resources Ltd. - Class B	51	1,111
West Fraser Timber Co. Ltd.	12	489
Yamana Gold Inc.	180	497
		10,630
Denmark 2.3%
Danske Bank A/S	28	941
Pandora A/S	8	888
Vestas Wind Systems A/S	13	1,030
		2,859
Finland 2.7%
Metso Oyj	14	429
Neste Oil Oyj (a)	26	1,004
Stora Enso Oyj - Class R	87	1,027
UPM-Kymmene Oyj	39	921
		3,381
France 7.6%
AXA SA	40	1,029
Bureau Veritas SA	22	463
Cap Gemini SA	11	1,004
CNP Assurances SA	22	455
Electricite de France SA	65	542
Klepierre	25	973
Publicis Groupe SA	14	967
Renault SA	10	911
Schneider Electric SE	14	991
Unibail-Rodamco SE (a)	4	953
Vinci SA (a)	13	1,035
		9,323
Germany 4.4%
Allianz SE	5	994
Deutsche Telekom AG	54	943
Evonik Industries AG	26	841
Hannover Rueck SE	5	633
Muenchener Rueckversicherungs AG	5	967
	Shares/Par†	Value
Siemens AG	7	982
		5,360
Hong Kong 2.4%
CK Hutchison Holdings Ltd.	47	585
HKT Trust	438	565
Li & Fung Ltd.	1,200	521
New World Development Ltd.	411	506
PCCW Ltd.	887	523
Swire Pacific Ltd. - Class A	26	265
		2,965
Israel 0.5%
Delek Group Ltd.	1	150
Mizrahi Tefahot Bank Ltd.	26	447
		597
Italy 4.0%
A2A SpA	302	456
Assicurazioni Generali SpA	64	1,018
Atlantia SpA	40	1,023
Banca Mediolanum SpA	95	693
Enel SpA	217	1,019
Poste Italiane SpA	97	645
		4,854
Japan 22.9%
Amada Co. Ltd.	31	353
Ashikaga Holdings Co. Ltd.	80	320
Astellas Pharma Inc.	58	770
Bridgestone Corp.	20	808
Canon Inc.	27	853
China Bank Ltd.	100	644
Daiichi Sankyo Co. Ltd.	35	787
Denso Corp.	18	785
Electric Power Development Co. Ltd.	22	526
Hino Motors Ltd.	60	726
Honda Motor Co. Ltd.	26	776
ITOCHU Corp.	55	780
Japan Airlines Co. Ltd.	24	775
Kajima Corp.	107	700
Komatsu Ltd.	34	883
Konica Minolta Holdings Inc.	72	649
Kuraray Co. Ltd.	46	698
Lawson Inc.	11	782
Marubeni Corp.	123	758
Mizuho Financial Group Inc. (a)	427	784
MS&AD Insurance Group Holdings	24	754
NEC Corp.	319	770
Nippon Telegraph & Telephone Corp.	19	795
NTT DoCoMo Inc.	33	773
Obayashi Corp.	56	525
Panasonic Corp.	72	818
Resona Holdings Inc.	142	766
SBI Holdings Inc.	25	351
Sega Sammy Holdings Inc.	35	473
Seiko Epson Corp.	35	745
Sekisui House Ltd.	43	711
Sumitomo Chemical Co. Ltd.	142	795
Sumitomo Heavy Industries Ltd.	99	692
Sumitomo Mitsui Financial Group Inc.	20	739
Sumitomo Mitsui Trust Holdings Inc.	22	762
Sumitomo Rubber Industries Inc.	42	718
Takeda Pharmaceutical Co. Ltd.	17	786
Teijin Ltd.	41	784
United Urban Investment Corp.	—	343
Yamada Denki Co. Ltd.	103	515
Yokohama Rubber Co. Ltd.	18	347
		28,119
Netherlands 5.4%
Aegon NV	177	901
ING Groep NV	68	1,023
Koninklijke Philips Electronics NV	31	999
Koninklijke Vopak NV	20	861
Reed Elsevier NV	53	978
Unilever NV - CVA	20	975

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Wolters Kluwer NV	23	943
		6,680
Norway 1.1%
Telenor ASA	57	946
TGS Nopec Geophysical Co. ASA	19	407
		1,353
Portugal 0.6%
Energias de Portugal SA	204	690
Singapore 0.9%
CapitaMall Trust	196	277
Hutchison Port Holdings Trust	676	281
Oversea-Chinese Banking Corp. Ltd.	87	602
		1,160
South Korea 3.7%
Hanon Systems	33	276
Hotel Shilla Co. Ltd.	13	516
Samsung C&T Corp	5	610
Samsung Electronics Co. Ltd.	—	646
Samsung Fire & Marine Insurance Co. Ltd.	3	629
Samsung Life Insurance Co. Ltd.	6	565
SK C&C Co. Ltd.	3	619
SK Telecom Co. Ltd.	3	655
		4,516
Spain 5.0%
ACS Actividades de Construccion y Servicios SA	27	908
Aena SA	7	1,028
Banco Santander SA	174	1,064
CaixaBank SA	272	1,168
Gas Natural SDG SA	44	955
Repsol SA	64	987
		6,110
Sweden 5.0%
Alfa Laval AB	52	975
BillerudKorsnas AB	26	425
Electrolux AB - Class B	35	968
Nordea Bank AB	80	908
Skandinaviska Enskilda Banken AB - Class A (a)	82	906
Skanska AB - Class B (a)	39	922
	Shares/Par†	Value
SKF AB - Class B (a)	50	979
		6,083
Switzerland 1.5%
ABB Ltd.	41	967
Swiss Re AG	10	934
		1,901
United Kingdom 12.1%
Aberdeen Asset Management Plc	124	413
Admiral Group Plc	37	919
Aviva Plc	149	996
BHP Billiton Plc	56	871
Carnival Plc	17	980
Experian Plc	47	950
HSBC Holdings Plc	115	941
International Game Technology Plc	23	549
Kingfisher Plc	231	945
Mondi Plc	40	960
Old Mutual Plc	303	763
Petrofac Ltd.	77	888
Relx Plc	50	976
Rio Tinto Plc	22	902
St. James's Place Plc	31	413
Standard Life Plc	183	813
TUI AG	44	611
Unilever Plc	19	960
		14,850
Total Common Stocks (cost $117,250)		122,742
SHORT TERM INVESTMENTS 5.4%
Securities Lending Collateral 5.4%
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	6,621	6,621
Total Short Term Investments (cost $6,621)		6,621
Total Investments 105.4% (cost $123,871)		129,363
Other Assets and Liabilities, Net (5.4)%		(6,651)
Total Net Assets 100.0%		$122,712

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/S&P Intrinsic Value Fund
COMMON STOCKS 99.8%
Consumer Discretionary 31.2%
Bed Bath & Beyond Inc.	2,013	$79,431
Discovery Communications Inc. - Class A (a)	1,065	30,971
Gap Inc.	2,320	56,347
Harley-Davidson Inc.	537	32,492
Kohl's Corp.	1,894	75,384
Macy's Inc.	2,377	70,452
Nordstrom Inc. (b)	1,206	56,146
Omnicom Group Inc.	688	59,299
PVH Corp.	603	62,419
Ralph Lauren Corp. - Class A	386	31,498
Target Corp.	521	28,756
Twenty-First Century Fox Inc. - Class A	3,205	103,819
Viacom Inc. - Class B	1,488	69,362
Wyndham Worldwide Corp.	1,170	98,581
		854,957
Consumer Staples 8.5%
CVS Health Corp.	751	58,966
Tyson Foods Inc. - Class A	1,369	84,463
Wal-Mart Stores Inc.	1,227	88,454
		231,883
Energy 5.9%
National Oilwell Varco Inc.	856	34,313
Tesoro Corp.	390	31,595
Valero Energy Corp.	1,442	95,575
		161,483
Health Care 17.6%
AmerisourceBergen Corp.	324	28,689
Amgen Inc.	173	28,451
Cardinal Health Inc.	765	62,369
DaVita Inc. (a)	1,338	90,972
Express Scripts Holding Co. (a)	1,202	79,249
Gilead Sciences Inc.	1,188	80,714
McKesson Corp.	558	82,653
UnitedHealth Group Inc.	183	30,082
		483,179
Industrials 8.0%
Alaska Air Group Inc.	775	71,445
Boeing Co.	411	72,724
Delta Air Lines Inc.	613	28,186
Pitney Bowes Inc.	3,525	46,211
		218,566
Information Technology 18.7%
Apple Inc.	750	107,783
Conduent Inc. (a)	565	9,483
HP Inc.	5,592	99,987
International Business Machines Corp.	526	91,581
Juniper Networks Inc.	1,093	30,429
NetApp Inc.	794	33,222
Oracle Corp.	711	31,711
Western Union Co.	4,242	86,323
Xerox Corp.	2,905	21,320
		511,839
Materials 2.4%
Eastman Chemical Co.	805	65,077
Real Estate 1.1%
Host Hotels & Resorts Inc.	1,702	31,755
Telecommunication Services 1.9%
CenturyLink Inc.	2,259	53,234
Utilities 4.5%
AES Corp.	2,627	29,370
NRG Energy Inc.	5,001	93,527
		122,897
Total Common Stocks (cost $2,727,659)		2,734,870
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.0%
JNL Money Market Fund, 0.53% (c) (d)	1,146	1,146
	Shares/Par†	Value
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	29,153	29,153
Total Short Term Investments (cost $30,299)		30,299
Total Investments 100.9% (cost $2,757,958)		2,765,169
Other Assets and Liabilities, Net (0.9)%		(25,025)
Total Net Assets 100.0%		$2,740,144

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/S&P Mid 3 Fund
COMMON STOCKS 99.8%
Consumer Discretionary 41.5%
AMC Networks Inc. - Class A (a)	67	$3,904
American Eagle Outfitters Inc.	557	7,817
Big Lots Inc. (b)	250	12,170
Brinker International Inc. (b)	207	9,098
Brunswick Corp.	68	4,165
Buffalo Wild Wings Inc. (a)	26	4,007
Carter's Inc.	92	8,271
Cheesecake Factory Inc.	133	8,413
Chico's FAS Inc.	741	10,520
Cracker Barrel Old Country Store Inc. (b)	25	4,022
Dick's Sporting Goods Inc.	83	4,042
Dillard's Inc. - Class A (b)	160	8,378
Domino's Pizza Inc.	21	3,901
Gentex Corp.	195	4,155
Meredith Corp.	76	4,877
Polaris Industries Inc. (b)	48	3,999
Sally Beauty Holdings Inc. (a)	182	3,718
Service Corp. International	131	4,059
Texas Roadhouse Inc.	98	4,344
Vista Outdoor Inc. (a)	234	4,818
Williams-Sonoma Inc.	264	14,163
		132,841
Consumer Staples 2.8%
Boston Beer Co. Inc. - Class A (a)	34	4,892
Flowers Foods Inc.	208	4,046
		8,938
Energy 1.2%
HollyFrontier Corp.	136	3,851
Financials 11.4%
CNO Financial Group Inc.	240	4,913
Everest Re Group Ltd.	37	8,693
FactSet Research Systems Inc.	22	3,689
Federated Investors Inc. - Class B	198	5,205
First American Financial Corp.	64	2,524
Primerica Inc.	44	3,612
SEI Investments Co.	70	3,555
WisdomTree Investments Inc. (b)	277	2,513
WR Berkley Corp.	26	1,801
		36,505
Health Care 6.4%
HealthSouth Corp.	112	4,793
PAREXEL International Corp. (a)	63	3,997
United Therapeutics Corp. (a)	87	11,763
		20,553
Industrials 11.4%
AECOM (a)	130	4,635
AO Smith Corp.	81	4,167
Deluxe Corp.	14	1,037
Hubbell Inc.	30	3,591
Huntington Ingalls Industries Inc.	19	3,726
Lincoln Electric Holdings Inc.	42	3,660
MSC Industrial Direct Co. - Class A	41	4,190
Old Dominion Freight Line Inc.	45	3,820
Pitney Bowes Inc.	292	3,824
Wabtec Corp. (b)	50	3,874
		36,524
Information Technology 14.1%
Cadence Design Systems Inc. (a)	130	4,083
Cirrus Logic Inc. (a)	163	9,908
CommVault Systems Inc. (a)	22	1,096
Convergys Corp.	82	1,737
CoreLogic Inc. (a)	128	5,203
InterDigital Inc.	105	9,066
MAXIMUS Inc.	30	1,872
NCR Corp. (a)	99	4,504
Science Applications International Corp.	41	3,035
Teradyne Inc.	144	4,485
		44,989
	Shares/Par†	Value
Materials 4.4%
Cabot Corp.	18	1,106
Eagle Materials Inc.	39	3,808
Owens-Illinois Inc. (a)	239	4,873
Scotts Miracle-Gro Co. - Class A	44	4,137
		13,924
Real Estate 6.6%
Care Capital Properties Inc.	82	2,192
CoreCivic Inc.	140	4,407
Hospitality Properties Trust	57	1,797
LaSalle Hotel Properties	164	4,746
Senior Housing Properties Trust	349	7,068
Washington Prime Group Inc.	113	981
		21,191
Total Common Stocks (cost $306,509)		319,316
SHORT TERM INVESTMENTS 8.1%
Investment Companies 0.2%
JNL Money Market Fund, 0.53% (c) (d)	626	626
Securities Lending Collateral 7.9%
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	25,175	25,175
Total Short Term Investments (cost $25,801)		25,801
Total Investments 107.9% (cost $332,310)		345,117
Other Assets and Liabilities, Net (7.9)%		(25,165)
Total Net Assets 100.0%		$319,952

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/S&P Total Yield Fund
COMMON STOCKS 99.8%
Consumer Discretionary 30.6%
Bed Bath & Beyond Inc.	1,828	$72,119
Chipotle Mexican Grill Inc. (a)	68	30,107
Darden Restaurants Inc.	1,139	95,262
Discovery Communications Inc. - Class A (a)	938	27,296
Goodyear Tire & Rubber Co.	777	27,973
H&R Block Inc.	3,715	86,365
Harley-Davidson Inc.	440	26,622
Kohl's Corp.	1,718	68,376
Limited Brands Inc.	513	24,152
Macy's Inc.	2,157	63,935
Nordstrom Inc. (b)	977	45,477
Scripps Networks Interactive Inc. - Class A	334	26,186
Target Corp.	1,170	64,552
Twenty-First Century Fox Inc. - Class A	1,986	64,312
Urban Outfitters Inc. (a)	1,037	24,630
		747,364
Consumer Staples 6.5%
CVS Health Corp.	687	53,927
Tyson Foods Inc. - Class A	1,244	76,797
Wal-Mart Stores Inc.	382	27,547
		158,271
Energy 3.7%
National Oilwell Varco Inc.	1,484	59,504
Valero Energy Corp.	469	31,111
		90,615
Financials 17.9%
Allstate Corp.	371	30,245
American Express Co.	372	29,401
Ameriprise Financial Inc.	488	63,303
Assurant Inc.	868	83,065
Franklin Resources Inc.	711	29,947
Leucadia National Corp.	2,557	66,490
State Street Corp.	340	27,061
Travelers Cos. Inc.	672	80,968
Weyerhaeuser Co.	811	27,566
		438,046
Health Care 4.2%
DaVita Inc. (a)	389	26,428
Express Scripts Holding Co. (a)	382	25,172
Gilead Sciences Inc.	751	50,987
		102,587
Industrials 12.3%
Boeing Co.	348	61,472
Delta Air Lines Inc.	540	24,837
Emerson Electric Co.	449	26,881
General Electric Co.	2,597	77,400
L3 Technologies Inc.	339	56,112
Pitney Bowes Inc.	1,351	17,712
Quanta Services Inc. (a)	989	36,708
		301,122
Information Technology 13.8%
Conduent Inc. (a)	1,093	18,347
Corning Inc.	3,213	86,764
HP Inc.	1,738	31,081
Motorola Solutions Inc.	677	58,410
Teradata Corp. (a) (b)	811	25,226
Western Union Co.	3,850	78,355
Xerox Corp.	5,438	39,915
		338,098
Materials 1.3%
Albemarle Corp.	305	32,211
Real Estate 5.5%
Equity Residential Properties Inc.	1,274	79,255
Host Hotels & Resorts Inc.	1,520	28,373
Macerich Co.	395	25,422
		133,050
	Shares/Par†	Value
Telecommunication Services 4.0%
CenturyLink Inc.	3,181	74,967
Verizon Communications Inc.	485	23,669
		98,636
Total Common Stocks (cost $2,415,645)		2,440,000
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.0%
JNL Money Market Fund, 0.53% (c) (d)	1,242	1,242
Securities Lending Collateral 1.3%
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	31,906	31,906
Total Short Term Investments (cost $33,148)		33,148
Total Investments 101.1% (cost $2,448,793)		2,473,148
Other Assets and Liabilities, Net (1.1)%		(27,640)
Total Net Assets 100.0%		$2,445,508

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Scout Unconstrained Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.6%
American Express Credit Account Master Trust
Series 2014-A-2, 1.26%, 06/15/17	9,364	$9,366
AmeriCredit Automobile Receivables Trust
Series 2013-B-5, 1.52%, 01/08/19	1,679	1,679
Bank of The West Auto Trust
Series 2014-A3-1, 1.09%, 10/15/17 (a)	3,806	3,805
Series 2015-A3-1, 1.31%, 10/15/19 (a)	10,564	10,556
Chase Issuance Trust
Series 2016-A7-A7, 1.06%, 09/15/17	11,515	11,506
Citibank Credit Card Issuance Trust
Series 2014-A4-A4, 1.23%, 04/24/17	6,625	6,626
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	5,619	5,599
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	226	249
Countrywide Asset-Backed Certificates
Series 2007-A2-S3, REMIC, 1.23%, 05/25/37 (b)	382	377
GreenPoint Mortgage Funding Trust
Series 2005-M3-HE1, REMIC, 1.58%, 09/25/34 (b)	800	780
Hertz Vehicle Financing LLC
Series 2015-A-2A, 2.02%, 09/25/18 (a)	7,811	7,774
Home Equity Loan Trust
Series 2006-AI3-HSA2, REMIC, 5.55%, 11/25/27 (b)	2,088	1,237
Honda Auto Receivables Owner Trust
Series 2014-A3-3, 0.88%, 07/15/17	1,028	1,027
Huntington Auto Trust
Series 2015-A3-1, 1.24%, 09/16/19	4,871	4,866
Hyundai Auto Receivables Trust
Series 2016-A2-B, 1.12%, 10/15/19	15,848	15,819
Northwest Airlines Inc.
Series 2007-A-1, 7.03%, 11/01/19	3,105	3,431
SunTrust Auto Receivables Trust
Series 2015-A3-1A, 1.42%, 04/16/18	4,361	4,362
UBS-Barclays Commercial Mortgage Trust
Series 2013-A2-C6, REMIC, 2.07%, 04/10/18	5,345	5,346
US Airways Pass-Through Trust
Series 2010-A-1, 6.25%, 04/22/23	1,864	2,032
Series 2012-A-1, 5.90%, 10/01/24	5,204	5,797
Total Non-U.S. Government Agency Asset-Backed Securities (cost $102,743)		102,234
CORPORATE BONDS AND NOTES 17.5%
Consumer Staples 0.6%
Philip Morris International Inc.
2.00%, 02/21/20	6,450	6,435
Energy 0.5%
Energy Transfer Partners LP
4.05%, 03/15/25	5,360	5,298
Financials 14.7%
Ally Financial Inc.
3.25%, 11/05/18	7,550	7,602
American Express Credit Corp.
1.70%, 10/30/19	4,450	4,410
2.60%, 09/14/20 (c)	6,105	6,160
Bank of America Corp.
1.65%, 03/26/18	5,825	5,830
2.60%, 01/15/19	5,590	5,651
Bank of America NA
1.75%, 06/05/18	8,040	8,054
2.05%, 12/07/18	1,795	1,804
Capital One NA
1.65%, 02/05/18	3,775	3,775
2.35%, 08/17/18	5,750	5,786
Citigroup Inc.
1.80%, 02/05/18	9,374	9,383
Credit Suisse
1.75%, 01/29/18	1,780	1,781
1.70%, 04/27/18	7,425	7,422
Daimler Finance North America LLC
2.00%, 08/03/18 (a)	4,640	4,651
	Shares/Par†	Value
1.75%, 10/30/19 (a)	4,175	4,129
2.30%, 01/06/20 (a)	6,625	6,630
Ford Motor Credit Co. LLC
2.88%, 10/01/18	9,580	9,692
2.55%, 10/05/18	4,445	4,480
2.94%, 01/08/19	9,825	9,957
Goldman Sachs Group Inc.
2.75%, 09/15/20	1,795	1,810
JPMorgan Chase & Co.
2.75%, 06/23/20	4,825	4,884
1.66%, 03/09/21 (b)	17,925	17,792
Manufacturers & Traders Trust Co.
1.40%, 07/25/17	6,405	6,405
Metropolitan Life Global Funding I
1.35%, 09/14/18 (a)	11,800	11,745
New York Life Global Funding
1.45%, 12/15/17 (a)	2,225	2,225
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (a)	3,525	3,527
UBS AG
1.80%, 03/26/18	8,475	8,484
Wells Fargo & Co.
2.27%, 10/31/23 (b)	10,750	10,929
		174,998
Health Care 0.8%
Abbott Laboratories
2.35%, 11/22/19	5,675	5,695
UnitedHealth Group Inc.
1.90%, 07/16/18	3,800	3,815
		9,510
Telecommunication Services 0.5%
AT&T Inc.
3.20%, 03/01/22	6,075	6,121
Utilities 0.4%
Ipalco Enterprises Inc.
5.00%, 05/01/18	5,050	5,167
Total Corporate Bonds And Notes (cost $206,509)		207,529
GOVERNMENT AND AGENCY OBLIGATIONS 55.4%
Collateralized Mortgage Obligations 0.4%
Federal National Mortgage Association
Series 2003-CA-89, REMIC, 4.50%, 09/25/18	4,232	4,334
Commercial Mortgage-Backed Securities 5.2%
Federal Home Loan Mortgage Corp.
Series A-KF15, REMIC, 1.45%, 02/25/23 (b)	17,270	17,356
Series A-KF17, REMIC, 1.33%, 03/25/23 (b)	6,497	6,519
Federal National Mortgage Association
Series 2014-ASQ2-M9, REMIC, 1.46%, 04/25/17	207	207
Series 2014-FA-M6, REMIC, 1.07%, 12/25/17 (b)	180	180
Series 2013-ASQ2-M7, REMIC, 1.23%, 03/26/18	3,641	3,622
Series 2013-ASQ2-M9, REMIC, 1.82%, 06/25/18	9,350	9,357
Series 2015-ASQ1-M15, REMIC, 0.85%, 01/25/19	1,859	1,856
Series 2016-ASQ1-M6, REMIC, 1.16%, 06/25/19	4,565	4,560
Series 2016-ASQ1-M1, REMIC, 1.37%, 07/25/19	1,849	1,838
Series 2015-ASQ2-M1, REMIC, 1.63%, 02/25/18	13,784	13,792
Series 2015-ASQ2-M7, REMIC, 1.55%, 04/25/18	2,685	2,683
		61,970
Mortgage-Backed Securities 2.5%
Federal National Mortgage Association
1.12%, 01/01/18	8,097	8,091
TBA, 3.00%, 05/15/47 (d)	22,130	21,905
		29,996
U.S. Treasury Securities 47.3%
U.S. Treasury Note
0.63%, 06/30/17 - 08/31/17	160,905	160,788
0.50%, 07/31/17	35,000	34,967
0.88%, 03/31/18	31,805	31,740
1.25%, 10/31/21	71,325	69,319
2.00%, 12/31/21	48,300	48,481
1.88%, 02/28/22	23,305	23,254
1.38%, 08/31/23	36,450	34,719
1.63%, 10/31/23	118,350	114,356

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
2.25%, 02/15/27	45,065	44,488
		562,112
Total Government And Agency Obligations (cost $661,062)		658,412
SHORT TERM INVESTMENTS 20.2%
Investment Companies 19.8%
JNL Money Market Fund, 0.53% (e) (f)	234,498	234,498
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 0.63% (e) (f)	5,052	5,052
Total Short Term Investments (cost $239,550)		239,550
Total Investments 101.7% (cost $1,209,864)		1,207,725
Other Derivative Instruments 0.1%		1,553
Other Assets and Liabilities, Net (1.8)%		(21,435)
Total Net Assets 100.0%		$1,187,843

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $55,042 and 4.6%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(c) All or portion of the security was on loan.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2017, the total payable for investments purchased on a delayed delivery basis was $21,839.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro-Bund	(840)	June 2017	EUR	(135,059)	$18	$(589)

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CDX.NA.HY.28	5.00%	06/20/22	(10,680)	$768	$(1)	$99
				$768	$(1)	$99

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
MXN/USD	JPM	06/28/17	MXN	521,250	$27,476	$3,288
USD/MXN	JPM	06/28/17	MXN	(521,250)	(27,476)	(1,752)
					$—	$1,536

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 97.6%
Consumer Discretionary 23.9%
Airbnb Inc. (a) (b) (c) (d)	85	$8,898
Amazon.com Inc. (b)	591	523,591
AutoZone Inc. (b)	99	71,758
Ctrip.com International Ltd. - ADR (b)	745	36,627
Delphi Automotive Plc	674	54,210
Dollar General Corp.	684	47,702
Ferrari NV	803	59,723
Hilton Grand Vacations Inc. (b)	118	3,394
Hilton Worldwide Holdings Inc.	302	17,637
Home Depot Inc.	467	68,584
Lowe's Cos. Inc.	845	69,435
Marriott International Inc. - Class A	514	48,454
MGM Resorts International	1,161	31,817
Netflix Inc. (b)	69	10,143
O'Reilly Automotive Inc. (b)	171	46,062
Priceline Group Inc. (b)	184	327,543
Ross Stores Inc.	683	44,996
Starbucks Corp.	920	53,730
Tesla Motors Inc. (b) (e)	398	110,714
Tractor Supply Co.	491	33,841
Yum! Brands Inc.	578	36,902
		1,705,761
Consumer Staples 3.2%
Costco Wholesale Corp.	53	8,938
Mondelez International Inc. - Class A	928	39,978
Philip Morris International Inc.	1,001	113,013
Walgreens Boots Alliance Inc.	795	66,016
		227,945
Financials 5.6%
Charles Schwab Corp.	1,314	53,633
First Republic Bank	408	38,253
Intercontinental Exchange Inc.	1,295	77,508
JPMorgan Chase & Co.	644	56,604
Morgan Stanley	2,018	86,434
State Street Corp.	613	48,825
TD Ameritrade Holding Corp.	1,063	41,302
WeWork Co. (a) (b) (c) (d)	17	875
		403,434
Health Care 15.7%
Aetna Inc.	337	42,952
Alexion Pharmaceuticals Inc. (b)	659	79,854
Allergan Plc	140	33,545
Anthem Inc.	176	29,041
Biogen Inc. (b)	254	69,579
Bristol-Myers Squibb Co.	307	16,673
Celgene Corp. (b)	341	42,480
Centene Corp. (b)	230	16,366
CIGNA Corp.	388	56,909
Danaher Corp.	1,144	97,846
HCA Holdings Inc. (b)	513	45,644
Humana Inc.	392	80,802
Illumina Inc. (b)	206	35,070
Intuitive Surgical Inc. (b)	146	111,598
Merck & Co. Inc.	741	47,089
Stryker Corp.	624	82,163
UnitedHealth Group Inc.	673	110,346
Vertex Pharmaceuticals Inc. (b)	660	72,209
Zoetis Inc. - Class A	967	51,603
		1,121,769
Industrials 6.7%
Acuity Brands Inc.	172	35,170
American Airlines Group Inc.	1,204	50,942
Boeing Co.	583	103,039
Equifax Inc.	361	49,342
Fortive Corp.	452	27,201
Fortune Brands Home & Security Inc.	58	3,509
Honeywell International Inc.	502	62,710
IHS Markit Ltd. (b)	643	26,990
Illinois Tool Works Inc.	285	37,767
	Shares/Par†	Value
Roper Industries Inc.	335	69,223
Wabtec Corp. (e)	137	10,722
		476,615
Information Technology 37.8%
Alibaba Group Holding Ltd. - ADS (b)	956	103,075
Alphabet Inc. - Class A (b)	297	251,966
Alphabet Inc. - Class C (b)	255	211,907
Apple Inc.	2,799	402,076
ASML Holding NV - ADR	272	36,108
Electronic Arts Inc. (b)	473	42,343
Facebook Inc. - Class A (b)	2,204	313,148
Fidelity National Information Services Inc.	512	40,781
Fiserv Inc. (b)	498	57,450
Intuit Inc.	291	33,730
MasterCard Inc. - Class A	1,326	149,124
MercadoLibre Inc. (e)	157	33,222
Microsoft Corp.	4,025	265,093
NXP Semiconductors NV (b)	351	36,362
PayPal Holdings Inc. (b)	3,192	137,320
Salesforce.com Inc. (b)	1,425	117,515
ServiceNow Inc. (b)	428	37,429
Snap Inc. - Class A (b) (e)	1,302	29,344
Tencent Holdings Ltd.	3,154	90,862
VeriSign Inc. (b) (e)	428	37,263
Visa Inc. - Class A	2,596	230,698
Workday Inc. - Class A (b)	508	42,306
		2,699,122
Materials 0.2%
Ashland Global Holdings Inc.	149	18,423
Real Estate 3.0%
American Tower Corp.	893	108,561
Crown Castle International Corp.	603	56,916
Equinix Inc.	130	52,065
		217,542
Telecommunication Services 0.7%
T-Mobile US Inc. (b)	741	47,842
Utilities 0.8%
NextEra Energy Inc.	456	58,562
Total Common Stocks (cost $5,289,731)		6,977,015
PREFERRED STOCKS 0.7%
Consumer Discretionary 0.3%
Airbnb Inc. - Series D (a) (b) (c) (d)	167	17,517
Financials 0.1%
WeWork Co. (a) (b) (c) (d)	152	7,872
Industrials 0.1%
Beijing Xiaoju Kuaizhi Co. Ltd. (a) (b) (c) (d)	246	9,414
Information Technology 0.2%
Dropbox Inc. - Series A (a) (b) (c) (d)	437	3,767
Flipkart Ltd. - Series E (a) (b) (c) (d)	11	956
Flipkart Ltd. - Series H (a) (b) (c) (d)	47	4,045
Flipkart Ltd. (a) (b) (c) (d)	10	853
Flipkart Ltd. - Series G (a) (b) (c) (d)	51	4,356
Flipkart Ltd. - Series A (a) (b) (c) (d)	3	291
Flipkart Ltd. - Series C (a) (b) (c) (d)	6	514
		14,782
Total Preferred Stocks (cost $43,241)		49,585
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.9%
JNL Money Market Fund, 0.53% (f) (g)	3,650	3,650
T. Rowe Price Government Reserve Fund, 0.66% (f) (g)	127,896	127,896
		131,546
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (g)	45,450	45,450
Total Short Term Investments (cost $176,996)		176,996
Total Investments 100.8% (cost $5,509,968)		7,203,596
Other Assets and Liabilities, Net (0.8)%		(57,712)
Total Net Assets 100.0%		$7,145,884

(a) Security is restricted to resale to institutional investors. See Restricted Securities in

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

these Schedules of Investments.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(e) All or portion of the security was on loan.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Airbnb Inc.	07/14/15	$7,889	$8,898	0.1%
Airbnb Inc. - Series D	04/16/14	6,792	17,517	0.2
Beijing Xiaoju Kuaizhi Co. Ltd.	10/20/15	6,753	9,414	0.1
Dropbox Inc. - Series A	11/11/14	8,341	3,767	0.1
Flipkart Ltd. - Series E	03/20/15	1,278	956	—
Flipkart Ltd. - Series H	04/20/15	6,745	4,045	0.1
Flipkart Ltd. - Series G	12/17/14	6,117	4,356	0.1
Flipkart Ltd.	03/20/15	1,141	853	—
Flipkart Ltd. - Series C	03/20/15	688	514	—
Flipkart Ltd. - Series A	03/20/15	389	291	—
WeWork Co.	06/23/15	4,997	7,872	0.1
WeWork Co.	06/23/15	556	875	—
		$51,686	$59,358	0.8%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 94.1%
Consumer Discretionary 15.5%
ARAMARK Corp.	726	$26,768
AutoZone Inc. (a)	81	58,567
Burlington Stores Inc. (a)	244	23,739
Carmax Inc. (a) (b)	608	36,006
Carter's Inc.	226	20,295
Coach Inc.	1,619	66,913
Dick's Sporting Goods Inc.	327	15,912
Dollar General Corp.	890	62,060
Ferrari NV	235	17,474
Limited Brands Inc.	367	17,286
Marriott International Inc. - Class A	728	68,563
MGM Resorts International	847	23,208
Michaels Cos. Inc. (a)	1,219	27,293
Norwegian Cruise Line Holdings Ltd. (a)	1,456	73,863
O'Reilly Automotive Inc. (a)	154	41,555
PVH Corp.	144	14,900
Royal Caribbean Cruises Ltd.	242	23,743
Tesla Motors Inc. (a) (b)	52	14,472
TripAdvisor Inc. (a)	247	10,661
Vail Resorts Inc.	121	23,220
		666,498
Consumer Staples 2.8%
Blue Buffalo Pet Products Inc. (a) (b)	412	9,486
Casey's General Stores Inc.	204	22,899
ConAgra Brands Inc.	731	29,489
Sprouts Farmers Market Inc. (a)	1,139	26,332
TreeHouse Foods Inc. (a) (b)	363	30,732
		118,938
Energy 0.9%
ARC Resources Ltd. (b)	659	9,415
Centennial Resource Development Inc. (a) (c) (d) (e)	177	3,066
Centennial Resource Development Inc. - Class A (a) (b)	365	6,654
Concho Resources Inc. (a)	163	20,919
		40,054
Financials 9.2%
CBOE Holdings Inc.	711	57,642
E*TRADE Financial Corp. (a)	8	279
FactSet Research Systems Inc.	96	15,831
Fidelity National Financial Inc.	1,780	69,313
Intercontinental Exchange Inc.	161	9,639
MSCI Inc.	325	31,587
Oaktree Capital Group LLC - Class A	155	7,022
Progressive Corp.	1,247	48,857
SLM Corp. (a)	766	9,269
TD Ameritrade Holding Corp.	1,256	48,808
Webster Financial Corp.	161	8,056
WeWork Co. (a) (c) (d) (e)	89	4,626
Willis Towers Watson Plc	635	83,115
		394,044
Health Care 20.2%
Acadia HealthCare Co. Inc. (a) (b)	420	18,312
Agilent Technologies Inc.	1,133	59,902
Alkermes Plc (a)	885	51,772
Alnylam Pharmaceuticals Inc. (a) (b)	202	10,352
athenahealth Inc. (a) (b)	80	9,015
Bruker Corp.	1,471	34,318
Catalent Inc. (a)	962	27,244
Cooper Cos. Inc.	298	59,567
DENTSPLY SIRONA Inc.	681	42,522
Envision Healthcare Corp. (a)	686	42,066
Henry Schein Inc. (a)	203	34,504
Hologic Inc. (a)	1,667	70,931
Idexx Laboratories Inc. (a)	160	24,738
Illumina Inc. (a)	178	30,374
Incyte Corp. (a)	179	23,927
Intuitive Surgical Inc. (a)	65	49,821
MEDNAX Inc. (a)	834	57,863
Mettler-Toledo International Inc. (a)	37	17,720
	Shares/Par†	Value
Quintiles IMS Holdings Inc. (a)	291	23,434
Teleflex Inc.	445	86,210
TESARO Inc. (a)	62	9,489
Veeva Systems Inc. - Class A (a)	323	16,563
Vertex Pharmaceuticals Inc. (a)	194	21,214
West Pharmaceutical Services Inc.	243	19,831
Zoetis Inc. - Class A	484	25,831
		867,520
Industrials 19.7%
Acuity Brands Inc.	64	13,056
Allegion Plc	612	46,328
Ardagh Group SA - Class A (a)	89	1,961
Colfax Corp. (a)	365	14,330
DigitalGlobe Inc. (a)	716	23,446
Equifax Inc.	486	66,462
Fortive Corp.	604	36,373
Fortune Brands Home & Security Inc.	34	2,066
IDEX Corp.	680	63,587
IHS Markit Ltd. (a)	1,417	59,443
JB Hunt Transport Services Inc.	162	14,862
Kansas City Southern	355	30,445
KAR Auction Services Inc.	645	28,167
MacDonald Dettwiler & Associates Ltd.	165	8,716
Middleby Corp. (a)	147	20,058
Old Dominion Freight Line Inc.	81	6,931
Rockwell Collins Inc.	378	36,726
Roper Industries Inc.	322	66,490
Sensata Technologies Holding NV (a)	1,457	63,627
Textron Inc.	1,860	88,517
TransUnion LLC (a)	240	9,204
United Continental Holdings Inc. (a)	164	11,585
Verisk Analytics Inc. (a)	497	40,327
WABCO Holdings Inc. (a)	121	14,208
Waste Connections Inc.	567	50,021
Xylem Inc.	605	30,383
		847,319
Information Technology 20.2%
Atlassian Corp. Plc - Class A (a)	687	20,576
Black Knight Financial Services Inc. - Class A (a) (b)	80	3,064
Cognex Corp.	161	13,516
CoreLogic Inc. (a)	827	33,659
CSRA Inc.	727	21,294
Dropbox Inc. (c) (d) (e)	42	365
Electronic Arts Inc. (a)	307	27,483
Fidelity National Information Services Inc.	283	22,532
Fiserv Inc. (a)	641	73,914
FleetCor Technologies Inc. (a)	274	41,492
Gartner Inc. (a)	163	17,602
Global Payments Inc.	644	51,958
Guidewire Software Inc. (a)	175	9,858
Harris Corp.	486	54,077
Keysight Technologies Inc. (a)	1,538	55,583
KLA-Tencor Corp.	241	22,912
Match Group Inc. (a) (b)	401	6,548
Microchip Technology Inc.	1,052	77,617
NXP Semiconductors NV (a)	282	29,187
Red Hat Inc. (a)	565	48,872
Sabre Corp.	977	20,703
ServiceNow Inc. (a)	80	6,998
Snap Inc. - Class A (a) (b)	186	4,188
Splunk Inc. (a) (b)	326	20,307
SS&C Technologies Holdings Inc.	651	23,045
Tableau Software Inc. - Class A (a)	292	14,469
Vantiv Inc. - Class A (a)	729	46,743
VeriSign Inc. (a) (b)	567	49,391
Workday Inc. - Class A (a)	243	20,237
Xilinx Inc.	326	18,872
Zillow Group Inc. - Class A (a) (b)	136	4,581
Zillow Group Inc. - Class C (a) (b)	143	4,805
		866,448
Materials 5.4%
Air Products & Chemicals Inc.	322	43,563
Ashland Global Holdings Inc.	258	31,943
Ball Corp.	729	54,136

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Franco-Nevada Corp. (b)	366	23,977
Martin Marietta Materials Inc.	121	26,408
RPM International Inc.	645	35,494
Valvoline Inc. (b)	625	15,344
		230,865
Real Estate 0.2%
SBA Communications Corp. (a)	65	7,824
Total Common Stocks (cost $3,101,319)		4,039,510
PREFERRED STOCKS 0.4%
Financials 0.3%
WeWork Co. - Series D-2 (a) (c) (d) (e)	122	6,335
WeWork Co. - Series D-1 (a) (c) (d) (e)	156	8,062
		14,397
Information Technology 0.1%
Dropbox Inc. - Series A (a) (c) (d) (e)	53	454
Dropbox Inc. - Series A-1 (a) (c) (d) (e) (f)	258	2,229
		2,683
Total Preferred Stocks (cost $7,441)		17,080
SHORT TERM INVESTMENTS 7.0%
Investment Companies 5.5%
JNL Money Market Fund, 0.53% (g) (h)	3,827	3,827

	Shares/Par†	Value
T. Rowe Price Government Reserve Fund, 0.66% (g) (h)	233,000	233,000
		236,827
Securities Lending Collateral 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (h)	64,513	64,513
Total Short Term Investments (cost $301,340)		301,340
Total Investments 101.5% (cost $3,410,100)		4,357,930
Other Assets and Liabilities, Net (1.5)%		(63,252)
Total Net Assets 100.0%		$4,294,678

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Centennial Resource Development Inc.	12/29/16	$2,575	$3,066	0.1%
Dropbox Inc. - Series A-1	05/02/12	2,338	2,229	0.1
Dropbox Inc.	05/02/12	383	365	—
Dropbox Inc. - Series A	05/02/12	476	454	—
WeWork Co. - Series D-2	12/10/14	2,036	6,335	0.1
WeWork Co. - Series D-1	12/10/14	2,591	8,062	0.2
WeWork Co.	12/10/14	1,343	4,626	0.1
		$11,742	$25,137	0.6%

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 31.6%
Ally Auto Receivables Trust
Series 2014-C-1, 2.04%, 02/15/18	415	$416
Series 2014-D-1, 2.48%, 02/15/18	415	417
Series 2015-C-2, 2.41%, 01/15/19 (a)	2,985	3,003
Series 2016-D-1, 2.84%, 06/17/19	1,035	1,044
Series 2017-C-2, 2.46%, 09/15/22	395	395
Series 2017-D-2, 2.93%, 11/15/23	550	550
Ally Master Owner Trust
Series 2015-A-3, 1.63%, 05/15/18	8,755	8,763
American Express Credit Account Master Trust
Series 2014-A-2, 1.26%, 06/15/17	2,775	2,776
AmeriCredit Automobile Receivables Trust
Series 2014-C-4, 2.47%, 09/10/18	1,395	1,408
Series 2013-B-5, 1.52%, 01/08/19	256	256
Series 2014-B-2, 1.60%, 07/08/19	2,305	2,307
Series 2015-D-3, 3.34%, 07/08/19	1,840	1,862
Series 2015-A3-1, 1.26%, 11/08/19	2,715	2,713
Series 2015-A3-2, 1.27%, 01/08/20	2,208	2,207
Series 2015-A3-4, 1.70%, 07/08/20	1,695	1,697
Series 2016-A3-1, 1.81%, 10/08/20	580	581
Series 2015-D-2, 3.00%, 06/08/21	1,440	1,459
Series 2016-A3-4, 1.53%, 07/08/21	2,430	2,418
Series 2014-C-3, REMIC, 2.58%, 08/08/18	815	823
ARI Fleet Lease Trust
Series 2015-A2-A, 1.11%, 11/15/18 (a)	1,244	1,243
Series 2014-A2-A, 0.81%, 11/15/22 (a)	42	42
Series 2015-A3-A, 1.67%, 09/15/23 (a)	3,780	3,770
Series 2016-A2-A, 1.82%, 07/15/24 (a)	3,797	3,794
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (a)	9,330	9,348
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (a)	950	949
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (a)	414	415
Avis Budget Rental Car Funding AESOP LLC
Series 2013-A-2A, 2.97%, 02/20/19 (a)	1,570	1,595
Series 2013-B-2A, 3.66%, 02/20/19 (a)	545	556
Series 2014-A-1A, 2.46%, 07/20/19 (a)	880	884
Series 2014-A-2A, 2.50%, 02/20/20 (a)	3,055	3,066
BAMLL Commercial Mortgage Securities Trust
Series 2014-A-IP, REMIC, 2.72%, 06/15/18 (a) (b)	3,470	3,484
Bank of America Corp.
Series 2007-AM-4, REMIC, 5.96%, 08/10/17 (b)	160	162
BMW Vehicle Lease Trust
Series 2016-A4-1, 1.51%, 08/20/18	1,790	1,787
Series 2016-A3-2, 1.43%, 02/20/19	1,370	1,365
California Republic Auto Receivables Trust
Series 2015-B-1, 2.51%, 05/15/19	785	788
Capital Auto Receivables Asset Trust
Series 2015-A2-2, 1.39%, 10/15/17	446	447
Series 2015-A3-2, 1.73%, 08/15/18	1,475	1,477
Series 2014-A3-3, 1.48%, 11/20/18	424	424
Series 2016-A3-3, 1.54%, 02/20/19	770	769
Series 2015-A2-4, 1.62%, 03/20/19	2,785	2,788
Series 2013-D-4, 3.22%, 05/20/19	1,055	1,065
Series 2016-A4-2, 1.63%, 07/20/19	1,165	1,160
Series 2015-A3-3, 1.94%, 01/21/20	2,380	2,388
Series 2016-A3-1, 1.73%, 04/20/20	1,860	1,863
Series 2013-E-4, 3.83%, 07/20/22 (a)	740	748
Series 2014-E-1, 4.09%, 09/22/22 (a)	680	690
CarMax Auto Owner Trust
Series 2014-B-1, 1.69%, 08/15/19	325	325
Series 2016-A3-2, 1.52%, 10/15/19	1,205	1,201
Series 2015-A3-1, 1.38%, 11/15/19	1,457	1,456
Series 2014-C-1, 1.93%, 11/15/19	460	461
Series 2015-A3-2, 1.37%, 03/16/20	2,332	2,330
Series 2016-A3-1, 1.61%, 11/16/20	3,810	3,809
Series 2016-A3-4, 1.40%, 08/15/21	2,555	2,534
CCG Receivables Trust
Series 2015-A2-1, 1.46%, 11/14/18 (a)	1,368	1,368
Series 2014-A2-1, 1.06%, 11/15/21 (a)	321	321
Series 2015-B-1, 2.60%, 01/17/23 (a)	810	811
	Shares/Par†	Value
Chrysler Capital Auto Receivables Trust
Series 2016-A2-BA, 1.36%, 01/15/20 (a)	835	834
Series 2016-A3-BA, 1.64%, 07/15/21 (a)	790	787
Citibank Credit Card Issuance Trust
Series 2016-A1-A1, 1.75%, 11/19/19	5,010	5,001
Citigroup Commercial Mortgage Trust
Series 2014-A1-GC19, REMIC, 1.20%, 12/10/18	261	261
Series 2014-A1-GC21, REMIC, 1.24%, 03/10/19	1,030	1,026
Series 2014-A1-GC25, REMIC, 1.49%, 09/10/19	285	285
Series 2015-A1-GC27, REMIC, 1.35%, 11/10/19	1,240	1,232
Series 2015-A1-P1, REMIC, 1.65%, 04/15/20	1,024	1,021
Series 2015-A1-GC31, REMIC, 1.64%, 07/10/20	3,046	3,037
Series 2015-A1-GC33, REMIC, 1.64%, 08/10/20	1,483	1,473
CNH Equipment Trust
Series 2014-A3-C, 1.05%, 05/15/18	1,409	1,407
Series 2016-A3-A, 1.48%, 12/15/19	5,400	5,379
Series 2016-A3-C, 1.44%, 06/15/20	1,650	1,635
Series 2015-A3-B, REMIC, 1.37%, 12/17/18	3,679	3,677
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	3,420	3,423
COMM Mortgage Trust
Series 2014-A1-CR15, REMIC, 1.22%, 10/10/18	—	—
Series 2014-A1-UBS5, REMIC, 1.37%, 11/10/18	876	875
Series 2014-A1-CR17, REMIC, 1.28%, 12/10/18	721	719
Series 2014-A1-CR18, REMIC, 1.44%, 05/15/19	902	901
Series 2015-A1-CR26, REMIC, 1.60%, 04/10/20	2,257	2,247
Series 2015-A1-CR24, REMIC, 1.65%, 06/12/20	2,080	2,074
Series 2015-A1-CR25, REMIC, 1.74%, 07/10/20	2,059	2,054
Series 2016-A1-CR28, REMIC, 1.77%, 10/10/20	702	699
Series 2014-A-TWC, REMIC, 1.73%, 02/13/32 (a) (b)	1,280	1,283
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-UBS2, REMIC, 1.30%, 12/10/18	—	—
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	1,084	1,080
Series 2014-A1-CR19, REMIC, 1.42%, 07/10/19	1,477	1,472
Series 2014-A1-UBS6, REMIC, 1.45%, 08/10/19	1,200	1,196
Series 2014-A1-CR20, REMIC, 1.32%, 09/10/19	607	605
Series 2015-A2-LC23, REMIC, 3.22%, 10/10/20	4,595	4,714
Commercial Mortgage Trust
Series 2014-A1-UBS4, REMIC, 1.31%, 11/10/18	355	354
Series 2014-A1-LC17, REMIC, 1.38%, 12/10/18	721	719
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	442	441
Series 2015-A1-CR22, REMIC, 1.57%, 10/10/19	694	692
CSAIL Commercial Mortgage Trust
Series 2015-A1-C1, REMIC, 1.68%, 10/18/19	483	482
Series 2015-A1-C3, REMIC, 1.72%, 05/15/20	1,926	1,917
Series 2016-A1-C5, REMIC, 1.75%, 07/17/20	861	857
DB Master Finance LLC
Series 2015-A2I-1A, 3.26%, 02/20/19 (a)	4,871	4,896
Diamond Resorts Owner Trust
Series 2013-A-2, 2.27%, 05/20/26 (a)	634	633
Series 2014-A-1, 2.54%, 05/20/27 (a)	1,001	1,001
Series 2015-A-2, 2.99%, 05/22/28 (a)	929	925
Series 2015-A-1, REMIC, 2.73%, 07/20/27 (a)	822	823
Discover Card Execution Note Trust
Series 2016-A1-A1, 1.64%, 01/15/19	9,295	9,293
Series 2016-A4-A4, 1.39%, 09/16/19	4,620	4,578
Domino's Pizza Master Issuer LLC
Series 2012-A2-1A, 5.22%, 01/25/19 (a)	3,127	3,167
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27 (a)	670	666
Enterprise Fleet Financing LLC
Series 2014-A2-2, 1.05%, 08/21/17 (a)	1,678	1,676
Series 2015-A2-1, 1.30%, 11/20/17 (a)	1,359	1,357
Series 2015-A2-2, 1.59%, 04/20/18 (a)	2,502	2,502
Series 2016-A2-1, 1.83%, 11/20/18 (a)	7,237	7,234
Series 2016-A2-2, 1.74%, 06/20/19 (a)	1,695	1,691
Series 2017-A2-1, 2.13%, 11/20/19 (a)	1,080	1,081
Fannie Mae Connecticut Avenue Securities
Series 2016-2M1-C01, 3.08%, 08/25/28 (b)	3,487	3,530
Series 2016-1M1-C02, 3.13%, 09/25/28 (b)	1,031	1,045
Series 2016-2M1-C07, 2.28%, 04/25/29 (b)	730	734
Series 2017-1M1-C01, 2.28%, 07/25/29 (b)	1,638	1,646
Series 2017-2M1-C02, 2.13%, 09/25/29 (b)	3,300	3,306
Ford Credit Auto Lease Trust
Series 2015-A4-A, 1.31%, 08/15/18	1,465	1,465

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Series 2017-A4-A, 2.02%, 07/15/19	915	915
Ford Credit Auto Owner Trust
Series 2015-A3-B, 1.16%, 11/15/19	2,311	2,309
Series 2015-A3-C, 1.41%, 02/15/20	2,830	2,829
Ford Credit Floorplan Master Owner Trust
Series 2014-A1-4, 1.40%, 08/15/17	3,595	3,596
Series 2015-A1-1, 1.42%, 01/15/18	3,075	3,074
Series 2016-A1-3, 1.55%, 07/15/19	3,160	3,139
Series 2016-B-3, 1.75%, 07/15/19	1,170	1,156
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2015-M2-DNA3, REMIC, 3.83%, 04/25/28 (b)	1,372	1,423
GE Dealer Floorplan Master Note Trust
Series 2014-A-1, 1.36%, 07/20/17 (b)	5,835	5,844
Series 2014-A-2, 1.43%, 10/20/17 (b)	3,615	3,617
GM Financial Automobile Leasing Trust
Series 2015-A3-3, 1.69%, 03/20/19	6,880	6,892
Series 2016-A3-1, 1.64%, 06/20/19	4,745	4,748
Series 2017-A4-1, 2.26%, 08/20/20	440	441
GMF Floorplan Owner Revolving Trust
Series 2015-A1-1, 1.65%, 05/15/18 (a)	2,815	2,815
Series 2015-C-1, 2.22%, 05/15/18 (a)	1,625	1,626
Series 2016-B-1, 2.41%, 05/15/19 (a)	845	849
Series 2016-C-1, 2.85%, 05/15/19 (a)	325	325
Series 2017-C-1, 2.97%, 01/15/20 (a)	1,560	1,565
GreatAmerica Leasing Receivables Funding LLC
Series 2016-A3-1, 1.73%, 12/20/18 (a)	5,360	5,353
Series 2017-A2-1, 1.72%, 04/22/19 (a)	195	195
Series 2017-A3-1, 2.06%, 06/22/20 (a)	180	180
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 10/10/49	514	508
Series 2013-A1-GC13, REMIC, 1.21%, 04/10/18	199	199
Series 2014-A1-GC22, REMIC, 1.29%, 05/10/19	830	826
Series 2015-A1-GC28, REMIC, 1.53%, 12/12/19	1,652	1,645
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	1,866	1,861
Series 2014-2A1-EB1A, REMIC, 2.48%, 07/25/44 (a) (b)	574	567
Series 2014-A1-GC24, REMIC, 1.51%, 09/10/47	1,516	1,510
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (a)	1,035	1,022
Series 2017-A-AA, 2.66%, 12/27/28 (a)	690	689
Honda Auto Receivables Owner Trust
Series 2016-A3-1, 1.22%, 01/18/19	2,120	2,113
Huntington Auto Trust
Series 2016-A4-1, 1.93%, 05/15/20	1,335	1,327
Hyundai Auto Lease Securitization Trust
Series 2015-A3-B, 1.40%, 12/15/17 (a)	2,320	2,321
Series 2016-A3-A, 1.60%, 06/15/18 (a)	2,635	2,637
Series 2015-A4-A, 1.65%, 08/15/19 (a)	4,385	4,391
Series 2016-A4-C, 1.65%, 07/15/20 (a)	1,865	1,860
Hyundai Auto Receivables Trust
Series 2015-A3-A, 1.05%, 04/15/19	1,182	1,180
Series 2017-B-A, 2.38%, 04/17/23	875	875
John Deere Owner Trust
Series 2015-A3-A, 1.32%, 05/15/18	1,078	1,078
Series 2016-A3-B, 1.25%, 07/15/19	1,400	1,391
Series 2016-A4-B, 1.49%, 08/15/19	680	675
Series 2016-A3-A, 1.36%, 04/15/20	5,305	5,294
JPMBB Commercial Mortgage Securities Trust
Series 2014-A1-C19, REMIC, 1.27%, 01/15/19	450	449
Series 2014-A1-C21, REMIC, 1.32%, 03/15/19	601	599
Series 2014-A1-C22, REMIC, 1.45%, 06/15/19	432	431
Series 2014-A1-C23, REMIC, 1.65%, 08/15/19	532	532
Series 2014-A1-C24, REMIC, 1.54%, 09/15/19	318	317
Series 2014-A1-C26, REMIC, 1.60%, 10/15/19	3,490	3,481
Series 2015-A1-C27, REMIC, 1.41%, 12/15/19	1,550	1,541
Series 2015-A1-C28, REMIC, 1.45%, 01/15/20	3,891	3,870
Series 2015-A1-C32, REMIC, 1.51%, 04/15/20	934	928
Series 2015-A1-C29, REMIC, 1.63%, 04/15/20	1,219	1,214
Series 2015-A1-C30, REMIC, 1.74%, 04/15/20	4,516	4,508
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-A1-C20, REMIC, 1.27%, 03/15/19	813	810
	Shares/Par†	Value
Series 2006-AM-LDP7, REMIC, 5.94%, 04/15/45 (b)	63	63
JPMorgan Mortgage Trust
Series 2005-2A1-A4, REMIC, 3.20%, 07/25/35 (b)	116	115
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (a)	655	650
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (a)	3,893	3,894
Mercedes-Benz Auto Lease Trust
Series 2016-A3-A, 1.52%, 04/16/18	4,340	4,343
Series 2016-A3-B, 1.35%, 12/15/18	1,025	1,022
Mercedes-Benz Auto Receivables Trust
Series 2015-A3-1, 1.34%, 10/15/18	4,440	4,437
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (a)	776	771
MMAF Equipment Finance LLC
Series 2014-A3-AA, 0.87%, 01/08/19 (a)	2,676	2,672
Series 2015-A3-AA, 1.39%, 10/16/19 (a)	1,300	1,298
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A1-C12, REMIC, 1.31%, 08/15/18	624	623
Series 2014-A1-C14, REMIC, 1.25%, 11/15/18	551	549
Series 2014-A1-C16, REMIC, 1.29%, 03/15/19	469	468
Series 2014-A1-C17, REMIC, 1.55%, 06/15/19	1,090	1,088
Series 2014-A1-C18, REMIC, 1.69%, 07/15/19	1,068	1,068
Series 2014-A1-C19, REMIC, 1.57%, 09/15/19	2,126	2,119
Series 2015-A1-C24, REMIC, 1.71%, 07/15/20	1,747	1,739
Series 2016-A1-C30, REMIC, 1.39%, 07/15/21	834	821
Morgan Stanley Capital I Trust
Series 2015-A1-MS1, REMIC, 1.64%, 07/15/20	2,061	2,055
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24 (a)	1,013	1,005
Series 2013-A-1A, 2.15%, 04/22/30 (a)	322	321
Series 2015-A-1A, 2.52%, 12/20/32 (a)	2,773	2,759
Nationstar HECM Loan Trust
Series 2016-A-1A, 2.98%, 02/25/18 (a)	645	645
Series 2016-A-2A, 2.24%, 06/25/18 (a) (c)	741	746
Series 2016-A-3A, 2.01%, 08/25/18 (a)	386	388
Nissan Auto Lease Trust
Series 2015-A3-A, 1.40%, 08/15/17	2,714	2,716
Series 2016-A4-B, 1.61%, 02/15/19	1,745	1,739
Nissan Auto Receivables Owner Trust
Series 2016-A3-A, 1.34%, 10/15/20	2,295	2,287
Nissan Master Owner Trust Receivables
Series 2015-A2-A, 1.44%, 01/15/18	3,025	3,024
Series 2016-A2-A, 1.54%, 06/17/19	2,265	2,248
Novastar Mortgage Funding Trust
Series 2006-A1A-1, REMIC, 1.14%, 05/25/36 (b)	3,172	3,064
Santander Drive Auto Receivables Trust
Series 2017-B-1, 2.10%, 07/15/19	305	305
Series 2015-D-4, 3.53%, 10/15/19	1,400	1,424
Series 2017-C-1, 2.58%, 06/15/20	370	370
Series 2016-B-1, 2.47%, 12/15/20	995	1,004
Series 2015-D-3, 3.49%, 05/17/21	2,020	2,057
Series 2015-C-5, 2.74%, 12/15/21	4,260	4,288
Series 2015-D-5, 3.65%, 12/15/21	1,405	1,432
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (a)	855	859
Series 2012-C-1, REMIC, 2.93%, 12/15/17 (a)	7,540	7,544
Series 2013-C-1, REMIC, 2.24%, 04/16/18 (a)	2,925	2,925
Series 2013-D-1, REMIC, 3.60%, 04/16/18 (a)	2,270	2,271
Sierra Receivables Funding Co. LLC
Series 2015-A-3A, 2.58%, 06/20/23 (a)	434	436
Series 2017-A-1A, 2.91%, 07/20/24 (a)	950	956
Series 2015-A-1A, 2.40%, 03/20/32 (a)	2,457	2,463
Sierra Timeshare Receivables Funding LLC
Series 2014-A-2A, 2.05%, 06/20/31 (a)	516	515
Series 2014-A-3A, 2.30%, 10/20/31 (a)	722	722
Series 2015-A-2A, 2.43%, 06/20/32 (a)	1,338	1,337
Series 2016-A-1A, 3.08%, 03/21/33 (a)	1,546	1,562
Series 2016-A-2A, 2.33%, 07/20/33 (a)	1,039	1,038
SLM Student Loan Trust
Series 2008-A-9, 2.54%, 10/25/17 (b)	1,329	1,356
Series 2008-A4-4, 2.69%, 07/25/22 (b)	167	170
Series 2008-A4-5, 2.74%, 07/25/23 (b)	1,853	1,894
Series 2010-A-1, 1.38%, 03/25/25 (b)	3,903	3,830

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
SMART Trust
Series 2015-A3A-3US, 1.66%, 08/14/18	8,370	8,339
Series 2013-A4A-2US, 1.18%, 02/14/19	400	399
Series 2016-A2A-2US, 1.45%, 08/14/19	4,705	4,677
Springleaf Funding Trust
Series 2016-A-AA, 2.90%, 03/15/20 (a)	1,115	1,121
Structured Asset Securities Corp.
Series 2003-3A5-26A, REMIC, 3.14%, 09/25/33 (b)	241	236
SunTrust Auto Receivables Trust
Series 2015-A3-1A, 1.42%, 04/16/18 (a)	4,571	4,572
Synchrony Credit Card Master Note Trust
Series 2014-A-1, 1.61%, 11/15/17	5,310	5,317
Series 2013-B-1, 1.69%, 03/15/18	3,550	3,545
Series 2015-A-2, 1.60%, 04/16/18	4,360	4,362
Series 2016-A-1, 2.04%, 03/15/19	3,331	3,343
Series 2015-B-1, 2.64%, 03/15/20	1,580	1,586
Towd Point Mortgage Trust
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	2,432	2,433
Series 2015-A1B-4, REMIC, 2.75%, 02/25/23 (a) (b)	2,645	2,647
Series 2016-A1B-1, REMIC, 2.75%, 02/25/55 (a) (b)	1,402	1,403
Series 2016-A3B-1, REMIC, 3.00%, 02/25/55 (a) (b)	1,704	1,697
Series 2016-A1A-2, REMIC, 2.75%, 08/25/55 (a) (b)	1,027	1,023
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (a) (b)	3,331	3,327
Toyota Auto Receivables Owner Trust
Series 2014-A4-C, 1.44%, 04/15/20	650	650
Series 2015-A4-C, 1.69%, 12/15/20	2,280	2,283
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,140	3,129
Series 2016-B-2A, 2.15%, 05/20/21 (a)	2,135	2,126
Series 2016-C-2A, 2.36%, 05/20/21 (a)	1,690	1,685
Series 2017-B-1A, 2.45%, 09/20/21 (a)	630	633
Series 2017-C-1A, 2.65%, 09/20/21 (a)	840	841
Volkswagen Auto Loan Enhanced Trust
Series 2014-A4-2, 1.39%, 05/20/18	4,745	4,712
Volkswagen Credit Auto Master Trust
Series 2014-A2-1A, 1.40%, 07/20/17 (a)	4,095	4,094
Volvo Financial Equipment LLC
Series 2014-A3-1A, 0.82%, 04/16/18 (a)	123	123
Series 2016-A3-1A, 1.67%, 02/18/20 (a)	1,320	1,321
Series 2014-C-1A, 1.94%, 11/15/21 (a)	955	956
Wells Fargo Commercial Mortgage Trust
Series 2015-A1-SG1, REMIC, 1.57%, 10/18/19	935	933
Series 2014-A1-LC18, REMIC, 1.44%, 11/15/19	2,527	2,518
Series 2015-A1-C27, REMIC, 1.73%, 02/15/20	3,144	3,142
Series 2015-A1-C28, REMIC, 1.53%, 02/18/20	1,412	1,407
Series 2015-A1-C26, REMIC, 1.45%, 02/15/48	1,031	1,027
Series 2016-A1-LC24, REMIC, 1.44%, 10/15/49	916	908
Series 2015-A2-NXS2, REMIC, 3.02%, 07/15/58	3,900	3,984
Series 2016-A1-C32, REMIC, 1.58%, 01/15/59	3,108	3,083
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A3-G, REMIC, 3.04%, 06/25/34 (b)	67	67
Series 2005-2A2-AR4, REMIC, 3.30%, 04/25/35 (b)	661	660
Wells Fargo-RBS Commercial Mortgage Trust
Series 2014-A1-LC14, REMIC, 1.19%, 12/15/18	750	748
Series 2014-A1-C20, REMIC, 1.28%, 02/15/19	1,384	1,378
Series 2015-A1-LC20, REMIC, 1.47%, 12/17/19	2,600	2,590
Series 2014-A1-C21, REMIC, 1.41%, 08/15/47	1,650	1,644
Series 2014-A1-C24, REMIC, 1.39%, 11/15/47	214	213
Series 2014-A1-C22, REMIC, 1.48%, 09/15/57	1,130	1,126
Series 2014-A1-C23, REMIC, 1.66%, 10/14/57	540	540
Wendys Funding LLC
Series 2015-A2I-1A, 3.37%, 06/15/45 (a)	4,304	4,324
Wheels SPV 2 LLC
Series 2014-A2-1A, 0.84%, 05/20/17 (a)	19	19
Series 2016-A2-1A, 1.59%, 04/22/19 (a)	645	645
Wheels SPV LLC
Series 2015-A2-1A, 1.27%, 04/20/18 (a)	542	543
	Shares/Par†	Value
World Omni Auto Receivables Trust
Series 2015-A3-A, 1.34%, 05/15/20	874	874
Series 2015-A3-B, 1.49%, 12/15/20	3,385	3,382
World Omni Automobile Lease Securitization Trust
Series 2016-A3-A, 1.45%, 08/15/19	3,230	3,212
Series 2014-A4-A, 1.37%, 01/15/20	423	423
Total Non-U.S. Government Agency Asset-Backed Securities (cost $515,466)		514,891
CORPORATE BONDS AND NOTES 50.1%
Consumer Discretionary 4.0%
AutoZone Inc.
1.63%, 04/21/19	475	471
Brinker International Inc.
2.60%, 05/15/18	3,025	3,029
Charter Communications Operating LLC
3.58%, 07/23/20	5,520	5,681
Delphi Automotive Plc
3.15%, 11/19/20	3,070	3,130
Dollar General Corp.
4.13%, 07/15/17	4,540	4,573
GLP Capital LP
4.38%, 11/01/18	3,600	3,694
Interpublic Group of Cos. Inc.
2.25%, 11/15/17	6,160	6,186
INVISTA Finance LLC
4.25%, 10/15/19 (a)	4,150	4,264
JD.com Inc.
3.13%, 04/29/21	5,625	5,604
Newell Rubbermaid Inc.
2.05%, 12/01/17	2,490	2,500
2.15%, 10/15/18	3,425	3,444
2.60%, 03/29/19 (d)	1,049	1,062
Nissan Motor Acceptance Corp.
1.95%, 09/12/17 (a)	4,015	4,020
1.55%, 09/13/19 (a)	2,095	2,064
Omnicom Group Inc.
4.45%, 08/15/20	3,845	4,100
QVC Inc.
3.13%, 04/01/19	665	675
Time Warner Cable Inc.
5.85%, 05/01/17	3,180	3,191
6.75%, 07/01/18	1,630	1,724
8.25%, 04/01/19	4,550	5,072
Whirlpool Corp.
1.65%, 11/01/17 (e)	1,565	1,566
		66,050
Consumer Staples 1.2%
Danone SA
1.69%, 10/30/19 (a)	6,780	6,689
Imperial Tobacco Finance Plc
2.05%, 02/11/18 (a)	7,605	7,621
Mead Johnson Nutrition Co.
3.00%, 11/15/20	970	987
Reynolds American Inc.
2.30%, 06/12/18	2,570	2,585
8.13%, 06/23/19 (d)	1,115	1,255
		19,137
Energy 4.5%
Cameron International Corp.
1.40%, 06/15/17	2,265	2,264
Canadian Natural Resources Ltd.
5.70%, 05/15/17	4,490	4,511
1.75%, 01/15/18	1,605	1,605
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,491
3.13%, 01/20/20	5,900	5,970
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	1,835	1,835
Columbia Pipeline Group Inc.
2.45%, 06/01/18	1,520	1,527
ConocoPhillips Co.
1.05%, 12/15/17	2,245	2,238
5.20%, 05/15/18	495	514

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
DCP Midstream Operating LP
2.50%, 12/01/17	4,640	4,628
Enbridge Inc.
1.51%, 06/02/17 (b)	1,580	1,580
Encana Corp.
6.50%, 05/15/19	415	448
Energy Transfer Partners LP
6.70%, 07/01/18	1,465	1,546
Enterprise Products Operating LLC
2.55%, 10/15/19	1,425	1,436
Exxon Mobil Corp.
1.47%, 03/06/22 (b)	8,240	8,256
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,380	1,428
Marathon Oil Corp.
6.00%, 10/01/17	4,215	4,297
Murphy Oil Corp.
3.50%, 12/01/17 (d)	10,030	10,053
ONEOK Partners LP
3.20%, 09/15/18	270	274
Petroleos Mexicanos
3.13%, 01/23/19	565	568
3.50%, 07/18/18 - 07/23/20	5,205	5,264
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (f)	5,170	5,570
Spectra Energy Partners LP
2.95%, 09/25/18	2,240	2,270
		72,573
Financials 23.1%
ABN AMRO Bank NV
2.10%, 01/18/19 (a)	3,215	3,218
AerCap Aviation Solutions BV
6.38%, 05/30/17	1,785	1,797
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	3,350	3,439
3.50%, 05/26/22	515	518
AIA Group Ltd.
2.25%, 03/11/19 (a)	1,086	1,088
American Express Co.
1.64%, 05/22/18 (b)	7,075	7,099
American Express Credit Corp.
2.20%, 03/03/20	2,425	2,429
Aon Plc
2.80%, 03/15/21	4,310	4,316
Banco de Credito del Peru
2.25%, 10/25/19 (a)	785	780
Bank of America Corp.
2.00%, 01/11/18	2,475	2,483
5.65%, 05/01/18	1,400	1,456
2.63%, 04/19/21	3,780	3,770
2.50%, 10/21/22	1,760	1,714
2.19%, 01/20/23 (b) (e)	4,025	4,081
Bank of America NA
1.75%, 06/05/18	3,635	3,641
Banque Federative du Credit Mutuel SA
2.50%, 10/29/18 (a)	4,075	4,095
2.00%, 04/12/19 (a)	1,140	1,132
Barclays Bank Plc
6.05%, 12/04/17 (a)	4,250	4,361
Barclays Plc
2.64%, 01/10/23 (b)	5,095	5,152
BPCE SA
1.63%, 01/26/18	4,461	4,458
2.50%, 12/10/18	4,080	4,104
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	7,785	7,811
8.50%, 06/15/19 (d)	275	312
3.50%, 11/24/20 (e)	1,580	1,612
Capital One NA
1.85%, 09/13/19	4,115	4,081
2.35%, 08/17/18 - 01/31/20	4,815	4,821
Citigroup Inc.
1.55%, 08/14/17	6,735	6,738
1.85%, 11/24/17	1,645	1,648
	Shares/Par†	Value
1.80%, 02/05/18	1,425	1,426
1.70%, 04/27/18	2,300	2,298
2.05%, 06/07/19	2,795	2,795
1.80%, 01/10/20 (b)	4,145	4,158
2.90%, 12/08/21	4,145	4,152
Citizens Bank NA
2.30%, 12/03/18	275	276
2.50%, 03/14/19	4,030	4,062
2.45%, 12/04/19	540	543
2.25%, 03/02/20	1,510	1,508
2.55%, 05/13/21	1,625	1,614
CNA Financial Corp.
6.95%, 01/15/18	795	827
7.35%, 11/15/19	1,315	1,485
Commonwealth Bank of Australia
1.75%, 11/02/18	6,984	6,973
Credit Agricole SA
2.44%, 01/10/22 (a) (b)	2,310	2,326
Credit Suisse AG
1.38%, 05/26/17	1,935	1,935
Daimler Finance North America LLC
1.89%, 08/01/18 (a) (b)	3,745	3,768
1.75%, 10/30/19 (a)	5,620	5,558
Danske Bank A/S
2.20%, 03/02/20 (a)	3,590	3,581
Discover Bank
2.00%, 02/21/18	1,230	1,233
7.00%, 04/15/20	4,490	5,006
Discover Financial Services
6.45%, 06/12/17	4,370	4,408
Experian Finance Plc
2.38%, 06/15/17 (a)	2,080	2,083
Fidelity National Financial Inc.
6.60%, 05/15/17	7,825	7,867
Fifth Third Bank
1.35%, 06/01/17	2,960	2,961
Ford Motor Credit Co. LLC
3.00%, 06/12/17	200	201
1.68%, 09/08/17	8,645	8,646
2.38%, 01/16/18	1,140	1,144
2.02%, 05/03/19	1,795	1,787
General Motors Financial Co. Inc.
4.75%, 08/15/17	3,740	3,783
3.10%, 01/15/19	2,425	2,464
2.35%, 10/04/19	3,225	3,226
Goldman Sachs Group Inc.
6.15%, 04/01/18	8,615	8,989
2.30%, 12/13/19	2,225	2,229
2.75%, 09/15/20	1,090	1,099
2.14%, 04/26/22 (b)	3,940	3,968
HPHT Finance 15 Ltd.
2.25%, 03/17/18 (a)	2,728	2,727
HSBC Bank Plc
1.68%, 05/15/18 (a) (b)	4,875	4,891
Huntington National Bank
2.20%, 11/06/18	6,010	6,037
Hyundai Capital America Inc.
2.40%, 10/30/18 (a)	2,625	2,635
2.50%, 03/18/19 (a)	4,950	4,966
2.00%, 07/01/19 (a)	1,500	1,487
Hyundai Capital Services Inc.
3.50%, 09/13/17 (a)	1,725	1,738
ING Groep NV
2.30%, 03/29/22 (b)	1,920	1,921
JPMorgan Chase & Co.
1.66%, 03/09/21 (b)	3,890	3,861
2.27%, 10/24/23 (b)	5,735	5,866
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 (a)	1,595	1,645
Legg Mason Inc.
2.70%, 07/15/19	635	642
Marsh & McLennan Cos. Inc.
2.55%, 10/15/18	1,655	1,674
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	6,485	6,611

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
6.88%, 04/25/18	5,020	5,282
Mitsubishi UFJ Financial Group Inc.
1.97%, 02/22/22 (b)	2,240	2,246
Mizuho Bank Ltd.
1.70%, 09/25/17 (a)	3,255	3,256
2.15%, 10/20/18 (a)	2,385	2,389
Morgan Stanley
6.63%, 04/01/18	960	1,005
2.32%, 04/25/18 (b)	5,755	5,816
1.89%, 01/24/19 (b)	10,550	10,626
National Bank of Canada
1.45%, 11/07/17	8,005	8,004
Nationwide Building Society
2.35%, 01/21/20 (a)	2,545	2,545
Nordea Bank AB
1.88%, 09/17/18 (a)	2,040	2,042
Principal Life Global Funding II
1.50%, 04/18/19 (a)	1,830	1,814
2.20%, 04/08/20 (a)	3,305	3,295
Regions Bank
7.50%, 05/15/18	961	1,018
2.25%, 09/14/18	750	752
Reinsurance Group of America Inc.
6.45%, 11/15/19	795	878
S&P Global Inc.
2.50%, 08/15/18	780	785
Santander UK Group Holdings Plc
2.88%, 10/16/20	2,905	2,909
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	7,395	7,336
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	4,285	4,219
Solvay Finance America LLC
3.40%, 12/03/20 (a)	3,105	3,191
Standard Chartered Plc
1.50%, 09/08/17 (a)	4,745	4,736
2.10%, 08/19/19 (a)	1,120	1,111
Sumitomo Mitsui Banking Corp.
1.76%, 10/19/18	1,205	1,202
Sumitomo Mitsui Trust Bank Ltd.
1.80%, 03/28/18 (a)	6,520	6,513
SunTrust Banks Inc.
2.35%, 11/01/18	1,870	1,883
Swedbank AB
1.75%, 03/12/18 (a)	9,235	9,245
Trinity Acquisition Plc
3.50%, 09/15/21	1,135	1,154
UBS Group AG
3.00%, 04/15/21 (a)	5,035	5,037
UBS Group Funding Switzerland AG
2.38%, 05/23/23 (a) (b)	3,110	3,112
Union Bank NA
2.13%, 06/16/17	3,630	3,636
Volkswagen Group of America Finance LLC
1.25%, 05/23/17 (a)	4,175	4,173
Wachovia Capital Trust III
5.57%, (callable at 100 beginning 05/11/17) (g)	425	423
WEA Finance LLC
1.75%, 09/15/17 (a)	3,170	3,171
2.70%, 09/17/19 (a)	3,825	3,859
3.25%, 10/05/20 (a)	805	819
Wells Fargo & Co.
2.15%, 01/24/23 (b)	5,820	5,883
XLIT Ltd.
2.30%, 12/15/18	2,015	2,028
		376,627
Health Care 4.2%
Abbott Laboratories
2.35%, 11/22/19	6,940	6,965
2.90%, 11/30/21	2,995	3,002
AbbVie Inc.
1.80%, 05/14/18	5,505	5,511
2.30%, 05/14/21	2,675	2,642
	Shares/Par†	Value
Actavis Funding SCS
2.35%, 03/12/18	4,720	4,740
Agilent Technologies Inc.
6.50%, 11/01/17	735	753
Baxalta Inc.
1.94%, 06/22/18 (b)	1,725	1,726
2.00%, 06/22/18	580	581
Biogen Inc.
2.90%, 09/15/20	1,760	1,788
Catholic Health Initiatives
1.60%, 11/01/17	535	534
2.60%, 08/01/18	2,165	2,178
Celgene Corp.
1.90%, 08/15/17	770	771
2.13%, 08/15/18	4,120	4,137
2.30%, 08/15/18	655	660
Express Scripts Holding Co.
1.25%, 06/02/17	2,790	2,789
2.25%, 06/15/19	485	486
3.30%, 02/25/21	440	448
Humana Inc.
2.63%, 10/01/19	1,435	1,450
Medco Health Solutions Inc.
4.13%, 09/15/20	2,150	2,253
Perrigo Co. Plc
2.30%, 11/08/18	2,705	2,718
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	890	904
Teva Pharmaceutical Finance III BV
1.40%, 07/20/18	4,205	4,180
1.70%, 07/19/19	3,895	3,847
2.20%, 07/21/21	3,265	3,141
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	3,685	3,688
WellPoint Inc.
5.88%, 06/15/17	3,545	3,571
2.30%, 07/15/18	3,260	3,275
		68,738
Industrials 4.1%
Air Lease Corp.
2.13%, 01/15/18	885	887
2.13%, 01/15/20	3,540	3,509
Anstock II Ltd.
2.13%, 07/24/17	5,460	5,457
Delta Air Lines Inc.
2.88%, 03/13/20	3,795	3,829
ERAC USA Finance LLC
6.38%, 10/15/17 (a)	620	635
2.80%, 11/01/18 (a)	2,415	2,445
Fortive Corp.
1.80%, 06/15/19 (a)	450	447
GATX Corp.
2.38%, 07/30/18	1,005	1,011
2.60%, 03/30/20	2,830	2,866
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	9,175	9,170
JB Hunt Transport Services Inc.
2.40%, 03/15/19	755	761
Kansas City Southern
2.35%, 05/15/20	3,920	3,880
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (a)	985	987
3.38%, 03/15/18 (a)	4,195	4,258
2.88%, 07/17/18 (a)	4,350	4,404
2.50%, 06/15/19 (a)	2,080	2,092
Rockwell Collins Inc.
1.95%, 07/15/19	1,200	1,201
Roper Industries Inc.
1.85%, 11/15/17	1,785	1,788
2.05%, 10/01/18	4,140	4,152
Roper Technologies Inc.
3.00%, 12/15/20	650	662
2.80%, 12/15/21	1,250	1,251

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Southwest Airlines Co.
2.75%, 11/06/19	2,205	2,241
Stanley Black & Decker Inc.
2.45%, 11/17/18	8,720	8,817
		66,750
Information Technology 3.6%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	6,170	6,210
Arrow Electronics Inc.
6.88%, 06/01/18	2,505	2,638
Baidu Inc.
2.75%, 06/09/19	4,190	4,229
Broadcom Corp.
2.38%, 01/15/20 (a)	4,455	4,454
3.00%, 01/15/22 (a)	4,185	4,172
Everett Spinco Inc.
2.88%, 03/27/20 (a)	2,565	2,586
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,280	1,277
2.25%, 08/15/21	3,130	3,065
Harris Corp.
2.00%, 04/27/18	4,670	4,685
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	8,480	8,507
2.85%, 10/05/18	2,390	2,418
Keysight Technologies Inc.
3.30%, 10/30/19	7,555	7,672
Seagate HDD Cayman
3.75%, 11/15/18	1,730	1,773
Tencent Holdings Ltd.
2.00%, 05/02/17 (a)	2,375	2,375
2.88%, 02/11/20 (a)	1,300	1,314
Xerox Corp.
5.63%, 12/15/19	905	962
		58,337
Materials 0.7%
Eastman Chemical Co.
2.70%, 01/15/20	960	971
Goldcorp Inc.
2.13%, 03/15/18	5,135	5,146
LyondellBasell Industries NV
5.00%, 04/15/19	731	770
6.00%, 11/15/21	1,635	1,851
Martin Marietta Materials Inc.
2.25%, 06/30/17 (b)	3,235	3,240
		11,978
Real Estate 1.3%
American Campus Communities Operating Partnership
3.35%, 10/01/20	2,840	2,884
ARC Properties Operating Partnership LP
3.00%, 02/06/19	3,661	3,678
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	455
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,815
2.25%, 09/01/21	4,185	4,070
Developers Diversified Realty Corp.
4.75%, 04/15/18	1,355	1,393
Kimco Realty Corp.
6.88%, 10/01/19	675	752
Simon Property Group LP
2.35%, 01/30/22	1,825	1,792
Ventas Realty LP
1.25%, 04/17/17	910	910
2.00%, 02/15/18	1,585	1,588
4.00%, 04/30/19	385	397
		20,734
Telecommunication Services 0.4%
AT&T Inc.
2.30%, 03/11/19	2,060	2,070
2.45%, 06/30/20	2,340	2,337
	Shares/Par†	Value
Telefonica Emisiones SAU
3.19%, 04/27/18	1,445	1,464
		5,871
Utilities 3.0%
Dominion Resources Inc.
2.13%, 02/15/18 (a)	1,395	1,399
1.50%, 09/30/18 (a)	1,345	1,335
1.88%, 01/15/19	745	744
2.96%, 07/01/19 (f)	1,035	1,050
Exelon Corp.
1.55%, 06/09/17	2,575	2,574
Exelon Generation Co. LLC
2.95%, 01/15/20	2,470	2,502
FirstEnergy Corp.
2.75%, 03/15/18 (d)	1,825	1,844
Great Plains Energy Inc.
2.50%, 03/09/20	2,255	2,264
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	870	872
1.65%, 09/01/18	1,105	1,102
2.30%, 04/01/19	1,265	1,274
NiSource Finance Corp.
6.40%, 03/15/18	85	89
6.80%, 01/15/19	1,455	1,573
Origin Energy Finance Ltd.
3.50%, 10/09/18 (a)	4,360	4,418
Panhandle Eastern Pipeline Co. LP
6.20%, 11/01/17	375	384
PPL Capital Funding Inc.
1.90%, 06/01/18	1,220	1,220
San Diego Gas & Electric Co.
1.91%, 02/01/22	1,143	1,125
Southern Co.
1.55%, 07/01/18	1,140	1,135
1.85%, 07/01/19	4,065	4,043
2.35%, 07/01/21	875	858
Southern Power Co.
1.85%, 12/01/17	940	941
TECO Finance Inc.
1.61%, 04/10/18 (b)	4,310	4,312
Zhejiang Energy Group Hong Kong Ltd.
2.30%, 09/30/17	11,130	11,128
		48,186
Total Corporate Bonds And Notes (cost $812,923)		814,981
GOVERNMENT AND AGENCY OBLIGATIONS 12.2%
Collateralized Mortgage Obligations 1.1%
Federal Home Loan Mortgage Corp.
Series 2014-M1-HQ2, 2.43%, 09/25/24 (b)	610	612
Series 2015-M1-HQ2, 2.08%, 05/27/25 (b)	348	349
Series 2015-M1-DNA1, 1.88%, 10/25/27 (b)	982	984
Series 2016-M1-HQA1, 2.73%, 09/25/28 (b)	403	406
Series 2016-M1-DNA1, REMIC, 2.43%, 07/25/28 (b)	2,302	2,313
Federal National Mortgage Association
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	222	226
Series 2016-FA-83, REMIC, 1.48%, 11/25/46 (b)	1,892	1,887
Series 2016-FA-85, REMIC, 1.48%, 11/25/46 (b)	3,320	3,317
Series 2016-FG-85, REMIC, 1.48%, 11/25/46 (b)	3,512	3,511
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M1-DNA1, REMIC, 1.98%, 03/25/21 (b)	1,387	1,392
Series 2017-M1-HQA1, REMIC, 2.18%, 08/25/29 (b)	2,365	2,373
		17,370
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp.
Series A2-K502, REMIC, 1.43%, 08/25/17	1,667	1,667
Series A1-K712, REMIC, 1.37%, 05/25/19	496	496
Series A1-K715, REMIC, 2.06%, 03/25/20	4,148	4,166
		6,329

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Mortgage-Backed Securities 6.8%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 12/01/23	829	882
5.50%, 10/01/19 - 07/01/20	145	150
4.50%, 11/01/18 - 08/01/20	28	29
4.00%, 05/01/26	638	672
6.00%, 12/01/28 - 01/01/38	1,309	1,485
2.79%, 09/01/33 (b)	66	69
3.00%, 09/01/33 - 06/01/35 (b)	274	292
2.62%, 10/01/34 (b)	33	35
2.85%, 11/01/34 (b)	49	52
3.22%, 11/01/34 (b)	13	13
3.34%, 11/01/34 (b)	26	28
3.39%, 11/01/34 (b)	19	20
3.30%, 01/01/35 (b)	30	32
2.83%, 02/01/35 (b)	33	35
3.09%, 02/01/35 (b)	50	52
3.25%, 02/01/35 (b)	13	13
3.26%, 02/01/35 (b)	23	24
3.31%, 02/01/35 (b)	60	63
3.52%, 02/01/35 (b)	30	32
2.87%, 09/01/35 (b)	416	439
2.96%, 10/01/35 (b)	118	125
3.23%, 11/01/35 (b)	122	130
3.06%, 03/01/36 (b)	140	148
Federal National Mortgage Association
4.50%, 06/01/19 - 06/01/44	17,198	18,297
5.00%, 07/01/19 - 07/01/41	7,508	8,163
4.00%, 02/01/25 - 08/01/43	9,822	10,334
3.50%, 12/01/25 - 01/01/46	18,104	18,727
3.00%, 11/01/29 - 09/01/30	19,122	19,623
6.50%, 07/01/32 - 12/01/32	595	687
2.99%, 03/01/33 (b)	2	2
2.65%, 06/01/33 (b)	20	21
2.88%, 06/01/33 - 06/01/35 (b)	681	720
2.80%, 07/01/33 (b)	16	17
3.38%, 09/01/33 (b)	1	1
2.82%, 12/01/33 (b)	162	170
3.07%, 12/01/33 (b)	2	2
3.02%, 10/01/34 (b)	10	11
3.00%, 11/01/34 (b)	3	4
3.17%, 11/01/34 (b)	65	69
6.00%, 03/01/34 - 10/01/40	2,441	2,775
3.19%, 12/01/34 - 03/01/36 (b)	258	270
3.21%, 01/01/35 (b)	46	48
3.26%, 01/01/35 - 02/01/36 (b)	334	352
2.64%, 03/01/35 (b)	25	26
2.49%, 04/01/35 (b)	151	159
3.11%, 04/01/35 (b)	244	262
2.59%, 05/01/35 (b)	356	375
2.74%, 05/01/35 (b)	115	121
2.77%, 05/01/35 (b)	31	33
2.94%, 11/01/34 - 06/01/35 (b)	534	564
3.09%, 07/01/35 (b)	193	206
2.66%, 08/01/35 (b)	583	616
2.85%, 08/01/35 (b)	251	263
2.79%, 11/01/35 (b)	257	272
3.28%, 11/01/35 (b)	169	177
5.50%, 03/01/18 - 12/01/39	11,906	13,234
2.90%, 04/01/34 - 02/01/36 (b)	550	577
3.10%, 04/01/35 - 03/01/36 (b)	324	343
Government National Mortgage Association
7.00%, 12/15/17	2	2
5.50%, 07/15/20	35	36
5.00%, 12/20/34 - 02/20/40	589	652
6.00%, 07/15/36	1,450	1,677
4.50%, 09/20/40	990	1,069
	Shares/Par†	Value
3.50%, 03/20/43 - 04/20/43	4,298	4,471
		110,248
Municipal 0.3%
Florida State Board of Administration Finance Corp.
2.16%, 07/01/19	3,650	3,679
University of California
1.28%, 07/01/41 (b)	1,470	1,469
		5,148
U.S. Treasury Securities 3.6%
U.S. Treasury Note
1.00%, 11/15/19 (h)	45,710	45,210
1.38%, 05/31/21	14,180	13,927
		59,137
Total Government And Agency Obligations (cost $198,208)		198,232
SHORT TERM INVESTMENTS 6.1%
Certificates of Deposit 0.2%
Credit Suisse AG, 1.92%, 09/12/17 (b)	4,045	4,054
Commercial Paper 3.0%
Anheuser-Busch InBev SA, 1.50%, 10/10/17 (a)	1,530	1,519
Anheuser-Busch InBev Worldwide Inc., 1.45%, 09/05/17 (a)	2,425	2,411
AXA Financial Inc., 1.55%, 07/24/17 (a)	7,920	7,891
Enbridge Energy Partners LP, 1.95%, 05/09/17 (a)	8,335	8,318
Ford Motor Credit Co. LLC, 1.75%, 09/01/17 (a)	8,120	8,068
Manhattan Asset Funding Co. LLC, 1.52%, 09/06/17 (a)	8,050	8,007
Vodafone Group Plc, 1.60%, 09/01/17 (a)	8,755	8,706
VW Credit Inc., 1.75%, 09/18/17 (a)	4,210	4,179
		49,099
Investment Companies 2.8%
JNL Money Market Fund, 0.53% (i) (j)	9,939	9,939
T. Rowe Price Government Reserve Fund, 0.66% (i) (j)	34,864	34,864
		44,803
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (j)	1,780	1,780
Total Short Term Investments (cost $99,681)		99,736
Total Investments 100.0% (cost $1,626,278)		1,627,840
Other Derivative Instruments 0.0%		54
Other Assets and Liabilities, Net (0.0)%		(528)
Total Net Assets 100.0%		$1,627,366

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $402,112 and 24.7%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) All or portion of the security was on loan.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(g) Perpetual security.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note, 10-Year	(398)	June 2017	(49,452)	$(87)	$(123)
U.S. Treasury Note, 2-Year	1,805	July 2017	390,326	141	372
				$54	$249

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.1%
Consumer Discretionary 6.3%
Comcast Corp. - Class A	1,173	$44,101
Delphi Automotive Plc	153	12,335
Dollar General Corp.	208	14,525
Las Vegas Sands Corp.	305	17,380
Lennar Corp. - Class A	378	19,327
Liberty Global Plc - Class C (a)	527	18,472
Limited Brands Inc.	54	2,544
Lowe's Cos. Inc.	640	52,641
Mattel Inc.	297	7,594
Norwegian Cruise Line Holdings Ltd. (a)	574	29,122
Twenty-First Century Fox Inc. - Class B	1,709	54,322
Walt Disney Co.	117	13,267
		285,630
Consumer Staples 10.9%
Bunge Ltd.	300	23,751
CVS Health Corp.	245	19,256
Mondelez International Inc. - Class A	282	12,147
PepsiCo Inc.	174	19,419
Philip Morris International Inc.	1,539	173,810
Procter & Gamble Co.	440	39,552
Tyson Foods Inc. - Class A	2,460	151,819
Walgreens Boots Alliance Inc.	544	45,155
Wal-Mart Stores Inc.	139	10,005
		494,914
Energy 7.1%
Chevron Corp.	380	40,801
Enbridge Inc.	475	19,880
EOG Resources Inc.	751	73,257
Marathon Petroleum Corp.	593	29,975
Occidental Petroleum Corp.	664	42,040
Total SA - ADR	1,300	65,523
TransCanada Corp.	1,127	51,989
		323,465
Financials 26.8%
American International Group Inc.	850	53,091
Ameriprise Financial Inc.	392	50,885
Bank of New York Mellon Corp.	1,555	73,427
Charles Schwab Corp.	962	39,257
Chubb Ltd.	252	34,383
Citigroup Inc.	750	44,872
Fifth Third Bancorp	1,391	35,333
Intercontinental Exchange Inc.	388	23,230
JPMorgan Chase & Co.	2,412	211,870
KeyCorp	1,335	23,743
Marsh & McLennan Cos. Inc.	741	54,759
MetLife Inc.	1,165	61,537
Morgan Stanley	1,637	70,133
PNC Financial Services Group Inc.	435	52,350
State Street Corp.	607	48,348
Synchrony Financial	785	26,916
U.S. Bancorp	1,198	61,707
Wells Fargo & Co.	2,333	129,863
Weyerhaeuser Co.	950	32,274
Willis Towers Watson Plc	182	23,848
XL Group Ltd.	1,684	67,142
		1,218,968
Health Care 16.1%
Abbott Laboratories	688	30,571
Aetna Inc.	547	69,752
Agilent Technologies Inc.	848	44,839
Anthem Inc.	320	52,844
Becton Dickinson & Co.	243	44,570
Bristol-Myers Squibb Co.	318	17,287
Danaher Corp.	255	21,838
Gilead Sciences Inc.	100	6,792
HCA Holdings Inc. (a)	420	37,348
Hologic Inc. (a)	939	39,933
Johnson & Johnson	514	63,981
McKesson Corp.	32	4,733
	Shares/Par†	Value
Medtronic Plc	1,100	88,627
Merck & Co. Inc.	1,164	73,973
Mylan NV (a)	250	9,759
Pfizer Inc.	2,625	89,808
Thermo Fisher Scientific Inc.	250	38,429
		735,084
Industrials 7.9%
American Airlines Group Inc.	835	35,320
Boeing Co.	325	57,443
Fortune Brands Home & Security Inc.	14	871
General Electric Co.	58	1,728
Honeywell International Inc.	377	47,014
Illinois Tool Works Inc.	107	14,188
Johnson Controls International Plc	1,544	65,023
Pentair Plc	293	18,418
Rockwell Collins Inc.	338	32,888
Roper Industries Inc.	180	37,230
Stericycle Inc. (a)	206	17,046
United Continental Holdings Inc. (a)	142	10,003
United Technologies Corp.	189	21,205
		358,377
Information Technology 11.2%
Apple Inc.	620	89,055
Applied Materials Inc.	804	31,279
Broadcom Ltd.	220	48,117
Cisco Systems Inc.	1,666	56,301
Harris Corp.	232	25,789
Microsoft Corp.	2,011	132,464
QUALCOMM Inc.	821	47,065
Red Hat Inc. (a)	270	23,370
TE Connectivity Ltd.	344	25,628
Texas Instruments Inc.	273	21,973
Western Digital Corp.	86	7,103
		508,144
Materials 3.5%
Ashland Global Holdings Inc.	88	10,931
Ball Corp.	453	33,649
CF Industries Holdings Inc.	996	29,221
EI du Pont de Nemours & Co.	512	41,161
International Paper Co.	808	41,005
Vulcan Materials Co.	31	3,723
		159,690
Real Estate 0.6%
Vereit Inc.	3,268	27,748
Telecommunication Services 0.5%
Verizon Communications Inc.	477	23,258
Utilities 8.2%
American Electric Power Co. Inc.	882	59,198
DTE Energy Co.	266	27,171
Eversource Energy	322	18,929
Exelon Corp.	1,734	62,379
Great Plains Energy Inc.	872	25,469
NextEra Energy Inc.	289	37,122
NRG Energy Inc.	752	14,060
PG&E Corp.	1,392	92,389
Sempra Energy	270	29,857
Southern Co.	156	7,761
		374,335
Total Common Stocks (cost $4,000,262)		4,509,613
PREFERRED STOCKS 0.4%
Utilities 0.4%
NextEra Energy Inc., 6.12%, 09/01/19	345	17,583
Total Preferred Stocks (cost $17,008)		17,583
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Money Market Fund, 0.53% (b) (c)	3,693	3,693

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
T. Rowe Price Government Reserve Fund, 0.66% (b) (c)	34,990	34,990
Total Short Term Investments (cost $38,683)		38,683
Total Investments 100.3% (cost $4,055,953)		4,565,879
Other Assets and Liabilities, Net (0.3)%		(15,663)
Total Net Assets 100.0%		$4,550,216

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 70.6%
Consumer Discretionary 19.1%
Bob Evans Farms Inc. (a)	124	$8,024
CBS Corp. - Class B (a)	64	4,446
DISH Network Corp. - Class A (a) (b)	126	7,974
General Motors Co. (a) (c)	151	5,350
Hilton Worldwide Holdings Inc. (a)	126	7,372
Isle of Capri Casinos Inc. (b) (c)	86	2,272
Jarden Corp. (b) (d) (e) (f)	186	11,032
Lennar Corp. - Class B	1	25
Liberty SiriusXM Group - Class A (b) (c)	108	4,199
MGM Resorts International (a) (c)	373	10,223
News Corp. - Class A	90	1,173
Time Warner Inc. (a)	73	7,098
		69,188
Consumer Staples 1.1%
Mead Johnson Nutrition Co.	8	719
Rite Aid Corp. (b) (c)	233	989
WhiteWave Foods Co. (b)	40	2,229
		3,937
Energy 7.2%
Alon USA Energy Inc.	50	606
Baker Hughes Inc. (a)	147	8,776
Columbia Pipeline Group Inc. (d) (e) (f)	134	3,417
Energy Transfer Partners LP (c)	92	3,361
Marathon Petroleum Corp. (a) (c)	189	9,532
Showa Shell Sekiyu KK	33	336
		26,028
Financials 8.5%
American International Group Inc. (a) (c)	151	9,452
CIT Group Inc. (a)	214	9,204
Pacific Special Acquisition Corp. (b)	69	715
PrivateBancorp Inc.	187	11,083
Starwood Property Trust Inc.	20	452
		30,906
Health Care 1.0%
Humana Inc. (a)	1	227
Varex Imaging Corp. (b)	12	414
Varian Medical Systems Inc. (a) (b) (c)	31	2,807
		3,448
Industrials 11.2%
BE Aerospace Inc.	26	1,661
CSX Corp. (a) (c)	336	15,655
DigitalGlobe Inc. (b) (c)	58	1,884
General Electric Co. (a) (c)	445	13,270
Hertz Global Holdings Inc. (a) (b)	462	8,102
		40,572
Information Technology 9.7%
Computer Sciences Corp. (a)	6	414
DH Corp.	57	1,086
Hewlett Packard Enterprise Co. (a)	710	16,825
Mobileye NV (b) (c)	180	11,051
NXP Semiconductors NV (a) (b)	39	4,049
Yahoo! Inc. (b) (c)	35	1,618
		35,043
Materials 8.7%
Ashland Global Holdings Inc. (a)	70	8,704
EI du Pont de Nemours & Co. (a) (c)	184	14,789
Headwaters Inc. (b)	229	5,387
Syngenta AG - ADR	31	2,718
		31,598
Real Estate 1.4%
Colony NorthStar Inc. - Class A (c)	377	4,872
Telecommunication Services 2.7%
Level 3 Communications Inc. (b) (c)	173	9,920
Total Common Stocks (cost $250,360)		255,512
	Shares/Par†	Value
PREFERRED STOCKS 1.1%
Real Estate 1.1%
Colony NorthStar Inc. - Series E, 8.75%, (callable at 25 beginning 05/15/19) (g)	63	1,665
Colony NorthStar Inc. - Series B, 8.25%, (callable at 25 beginning 05/10/17) (g)	92	2,338
Total Preferred Stocks (cost $3,924)		4,003
RIGHTS 0.1%
Nexstar Broadcasting Inc. (b) (e)	134	215
Pacific Special Acquisition Corp. (b)	69	28
Total Rights (cost $56)		243
WARRANTS 0.0%
Pacific Special Acquisition Corp. (b)	69	24
Total Warrants (cost $6)		24
INVESTMENT COMPANIES 5.0%
BlackRock Debt Strategies Fund Inc.	235	2,712
BlackRock Floating Rate Income Strategies Fund Inc.	149	2,162
First Trust Senior Floating Rate Income Fund II	123	1,697
Invesco Senior Income Trust (c)	633	2,933
Nuveen Credit Strategies Income Fund	328	2,853
Voya Prime Rate Trust (c)	509	2,753
Western Asset High Income Opportunity Fund Inc. (c)	568	2,861
Total Investment Companies (cost $17,068)		17,971
CORPORATE BONDS AND NOTES 9.3%
Consumer Discretionary 3.7%
Caesars Entertainment Operating Co. Inc.
0.00%, 02/11/16 (b) (h)	4,128	4,499
Caesars Growth Properties Holdings LLC
9.38%, 05/01/22	8,139	8,749
		13,248
Consumer Staples 4.3%
JBS USA LLC
8.25%, 02/01/20 (i)	2,434	2,495
Rite Aid Corp.
6.75%, 06/15/21	2,329	2,346
6.13%, 04/01/23 (i)	378	375
WhiteWave Foods Co.
5.38%, 10/01/22	9,632	10,463
		15,679
Telecommunication Services 0.9%
Fairpoint Communications Inc.
8.75%, 08/15/19 (i)	3,221	3,319
Utilities 0.4%
Energy Future Intermediate Holding Co. LLC
0.00%, 10/01/21 (b) (h) (i)	1,062	1,231
Total Corporate Bonds And Notes (cost $32,381)		33,477
VARIABLE RATE SENIOR LOAN INTERESTS 1.0% (j)
Consumer Discretionary 1.0%
Bass Pro Group LLC
Term Loan B, 5.97%, 11/15/23 - 04/01/24	3,945	3,794
Total Variable Rate Senior Loan Interests (cost $3,921)		3,794
OTHER EQUITY INTERESTS 0.1%
Winthrop Realty Trust Escrow (b) (d) (e) (k) (l)	51	397
Total Other Equity Interests (cost $635)		397
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Money Market Fund, 0.53% (m) (n)	5,866	5,866
Total Short Term Investments (cost $5,866)		5,866
Total Investments 88.8% (cost $314,217)		321,287
Total Securities Sold Short (12.3)% (proceeds $39,915)		(44,371)
Total Purchased Options 0.3% (cost $2,812)		1,118
Other Derivative Instruments (1.7)%		(5,996)
Other Assets and Liabilities, Net 24.9%		89,721
Total Net Assets 100.0%		$361,759

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) Shares subject to merger appraisal rights.

(g) Perpetual security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 1.6% of the Fund’s net assets.

(i) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $7,420 and 2.1%, respectively.

(j) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(k) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (12.3%)
COMMON STOCKS (11.8%)
Consumer Discretionary (2.1%)
Eldorado Resorts Inc.	(59)	$(1,122)
Lennar Corp. - Class A	(1)	(24)
News Corp. - Class B	(90)	(1,219)
Sirius XM Holdings Inc.	(1,009)	(5,196)
		(7,561)
Consumer Staples (0.2%)
British American Tobacco Plc - ADR	(11)	(745)
Energy (2.4%)
Delek US Holdings Inc.	(25)	(608)
Idemitsu Kosan Co. Ltd.	(16)	(572)
Oneok Inc.	(74)	(4,102)
Sunoco Logistics Partners LP	(138)	(3,371)
		(8,653)
Financials (0.6%)
Canadian Imperial Bank of Commerce	(24)	(2,091)
Industrials (2.2%)
Joy Global Inc.	(31)	(876)
	Shares/Par†	Value
MacDonald Dettwiler & Associates Ltd.	(9)	(486)
Rockwell Collins Inc.	(70)	(6,755)
		(8,117)
Information Technology (1.5%)
Alibaba Group Holding Ltd. - ADS	(17)	(1,807)
VMware Inc. - Class A	(39)	(3,629)
		(5,436)
Materials (2.0%)
Dow Chemical Co.	(111)	(7,052)
Telecommunication Services (0.8%)
AT&T Inc.	(38)	(1,585)
CenturyLink Inc.	(52)	(1,232)
		(2,817)
Total Common Stocks (proceeds $38,017)		(42,472)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
U.S. Treasury Securities (0.5%)
U.S. Treasury Note
1.88%, 02/28/22	(1,903)	(1,899)
Total Government And Agency Obligations (proceeds $1,898)		(1,899)
Total Securities Sold Short (12.3%) (proceeds $39,915)		$(44,371)

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Winthrop Realty Trust Escrow	08/08/15	$635	$397	0.1%
		$635	$397	0.1%

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
Alibaba Group Holding Ltd.	Put	90.00	04/21/17	18	$—
American International Group Inc.	Put	60.00	05/19/17	103	9
American International Group Inc.	Put	55.00	05/19/17	1,468	32
American International Group Inc.	Put	57.50	05/19/17	137	6
American International Group Inc.	Put	55.00	05/19/17	137	3
American International Group Inc.	Put	55.00	05/19/17	172	4
Ashland Global Holdings Inc.	Put	95.00	04/21/17	32	—
Ashland Global Holdings Inc.	Put	100.00	04/21/17	52	—
Ashland Global Holdings Inc.	Put	100.00	04/21/17	82	—
Ashland Global Holdings Inc.	Put	100.00	04/21/17	304	—
Ashland Global Holdings Inc.	Put	105.00	05/19/17	241	7
Ashland Global Holdings Inc.	Put	105.00	05/19/17	386	12
AT&T Inc.	Put	37.00	10/20/17	36	3
AT&T Inc.	Put	37.00	10/20/17	57	5
AT&T Inc.	Put	37.00	10/20/17	162	13
AT&T Inc.	Put	37.00	10/20/17	65	5
AT&T Inc.	Put	37.00	10/20/17	36	3
AT&T Inc.	Put	37.00	10/20/17	48	4
AT&T Inc.	Put	37.00	10/20/17	18	1
AT&T Inc.	Put	37.00	10/20/17	83	7
AT&T Inc.	Put	37.00	10/20/17	46	4
AT&T Inc.	Put	37.00	10/20/17	67	5
AT&T Inc.	Put	37.00	10/20/17	38	3
AT&T Inc.	Put	37.00	10/20/17	56	4
Baker Hughes Inc.	Put	50.00	04/21/17	126	1
Baker Hughes Inc.	Put	52.50	04/21/17	137	1

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Baker Hughes Inc.	Put	52.50	04/21/17	130	1
Baker Hughes Inc.	Put	52.50	04/21/17	137	1
Baker Hughes Inc.	Put	52.50	04/21/17	53	—
Baker Hughes Inc.	Put	52.50	04/21/17	76	—
Baker Hughes Inc.	Put	52.50	04/21/17	273	1
Baker Hughes Inc.	Put	57.50	04/21/17	311	11
Baker Hughes Inc.	Put	55.00	04/21/17	293	3
Bob Evans Farms Inc.	Put	50.00	04/21/17	296	2
Bob Evans Farms Inc.	Put	50.00	04/21/17	941	6
CBS Corp.	Put	62.50	06/16/17	530	42
CBS Corp.	Put	57.50	06/16/17	48	1
CIT Group Inc.	Put	36.00	04/21/17	431	—
CIT Group Inc.	Put	36.00	04/21/17	414	—
CIT Group Inc.	Put	36.00	04/21/17	1,310	1
CIT Group Inc.	Put	39.00	04/21/17	420	5
CIT Group Inc.	Put	36.00	04/21/17	443	—
Computer Sciences Corp.	Put	57.50	06/16/17	60	4
CSX Corp.	Put	40.00	05/19/17	1,136	28
CSX Corp.	Put	39.00	05/19/17	223	4
CSX Corp.	Put	40.00	05/19/17	190	5
CSX Corp.	Put	42.00	05/19/17	673	34
CSX Corp.	Put	39.00	05/19/17	384	8
CSX Corp.	Put	39.00	05/19/17	385	8
CSX Corp.	Put	40.00	05/19/17	188	5
CSX Corp.	Put	41.00	06/16/17	98	6
DISH Network Corp.	Put	50.00	06/16/17	576	23
DISH Network Corp.	Put	52.50	06/16/17	308	17
DISH Network Corp.	Put	52.50	06/16/17	277	15
EI du Pont de Nemours & Co.	Put	72.50	05/19/17	243	12
EI du Pont de Nemours & Co.	Put	70.00	05/19/17	190	7
EI du Pont de Nemours & Co.	Put	72.50	07/21/17	121	13
General Electric Co.	Put	27.00	04/21/17	304	1
General Electric Co.	Put	27.00	04/21/17	602	1
General Electric Co.	Put	27.00	04/21/17	360	1
General Electric Co.	Put	27.00	04/21/17	600	1
General Electric Co.	Put	27.00	04/21/17	599	1
General Electric Co.	Put	27.00	04/21/17	836	2
General Electric Co.	Put	28.00	04/21/17	1,152	7
General Motors Co.	Put	31.00	06/16/17	509	16
General Motors Co.	Put	31.00	06/16/17	1,004	32
Hertz Global Holdings Inc.	Put	15.00	04/21/17	3,609	51
Hertz Global Holdings Inc.	Put	15.00	04/21/17	851	12
Hertz Global Holdings Inc.	Put	17.50	07/21/17	549	119
Hewlett Packard Enterprise Co.	Put	19.00	05/19/17	4,676	33
Hewlett Packard Enterprise Co.	Put	17.00	05/19/17	899	3
Hewlett Packard Enterprise Co.	Put	19.00	05/19/17	1,524	11
Hilton Worldwide Holdings Inc.	Put	50.00	04/21/17	1,261	7
Huntsman Corp.	Put	15.00	05/19/17	1,805	2
Huntsman Corp.	Put	15.00	05/19/17	1,817	2
Huntsman Corp.	Put	18.00	08/18/17	1,184	30
Marathon Petroleum Corp.	Put	42.50	04/21/17	1,886	9
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	2	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	19	1
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	5	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	7	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	2	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	10	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	9	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	1	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	3	—
Mead Johnson Nutrition Co.	Call	90.00	01/18/19	5	—
MetLife Inc.	Put	47.50	05/19/17	1,354	50
MetLife Inc.	Put	47.50	05/19/17	1,355	50
MetLife Inc.	Put	47.50	05/19/17	338	13
MGM Resorts International	Put	24.00	04/21/17	1,658	3
MGM Resorts International	Put	24.00	04/21/17	1,658	3
MGM Resorts International	Put	23.00	05/19/17	415	7
Sealed Air Corp.	Put	38.00	04/21/17	2,631	22
Sealed Air Corp.	Put	38.00	05/19/17	247	7
SPDR S&P 500 ETF Trust	Call	250.00	05/19/17	98	1
SPDR S&P 500 ETF Trust	Put	235.00	04/21/17	82	13
SPDR S&P 500 ETF Trust	Put	235.00	04/21/17	247	39

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
SPDR S&P 500 ETF Trust	Put	236.00	04/21/17	833	163
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	1	—
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	11	—
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	33	1
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	16	1
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	7	—
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	10	—
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	42	1
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	30	1
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	4	—
VanEck Vectors Semiconductor ETF	Put	72.00	05/19/17	8	—
Varian Medical Systems Inc.	Put	75.00	05/19/17	308	2
Varian Medical Systems Inc.	Put	75.00	05/19/17	503	4
					$1,118

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
Alibaba Group Holding Ltd.	Put	105.00	05/19/17	18	$(5)
American International Group Inc.	Call	65.00	05/19/17	4	—
American International Group Inc.	Call	65.00	05/19/17	2	—
American International Group Inc.	Call	65.00	05/19/17	10	(1)
American International Group Inc.	Call	65.00	05/19/17	2	—
American International Group Inc.	Call	62.50	05/19/17	1,321	(240)
American International Group Inc.	Call	65.00	05/19/17	18	(1)
American International Group Inc.	Call	65.00	05/19/17	4	—
American International Group Inc.	Call	65.00	05/19/17	16	(1)
American International Group Inc.	Call	62.50	05/19/17	172	(31)
American International Group Inc.	Call	62.50	05/19/17	275	(50)
American International Group Inc.	Call	65.00	05/19/17	16	(1)
American International Group Inc.	Call	65.00	05/19/17	169	(13)
American International Group Inc.	Call	65.00	05/19/17	12	(1)
American International Group Inc.	Call	65.00	05/19/17	13	(1)
Ashland Global Holdings Inc.	Call	120.00	04/21/17	38	(17)
Ashland Global Holdings Inc.	Call	120.00	04/21/17	38	(17)
Ashland Global Holdings Inc.	Call	125.00	05/19/17	386	(120)
Ashland Global Holdings Inc.	Call	125.00	05/19/17	241	(75)
AT&T Inc.	Call	41.00	10/20/17	148	(26)
AT&T Inc.	Call	41.00	10/20/17	292	(50)
AT&T Inc.	Call	41.00	10/20/17	121	(21)
AT&T Inc.	Call	41.00	10/20/17	96	(17)
AT&T Inc.	Call	41.00	10/20/17	94	(16)
AT&T Inc.	Call	40.00	10/20/17	95	(22)
AT&T Inc.	Call	41.00	10/20/17	140	(24)
AT&T Inc.	Call	41.00	10/20/17	121	(21)
AT&T Inc.	Call	41.00	10/20/17	169	(29)
AT&T Inc.	Call	41.00	10/20/17	97	(17)
AT&T Inc.	Call	41.00	10/20/17	49	(8)
AT&T Inc.	Call	41.00	10/20/17	93	(16)
Baker Hughes Inc.	Call	62.50	04/21/17	28	(1)
Baker Hughes Inc.	Call	60.00	04/21/17	293	(32)
Baker Hughes Inc.	Call	62.50	04/21/17	484	(15)
Baker Hughes Inc.	Call	55.00	04/21/17	126	(57)
Baker Hughes Inc.	Call	62.50	04/21/17	536	(16)
Bob Evans Farms Inc.	Call	55.00	04/21/17	296	(302)
Bob Evans Farms Inc.	Call	55.00	04/21/17	941	(960)
CBS Corp.	Call	65.00	06/16/17	54	(30)
CBS Corp.	Call	65.00	06/16/17	57	(32)
CBS Corp.	Call	67.50	06/16/17	530	(205)
CenturyLink Inc.	Call	24.00	04/21/17	69	(2)
CenturyLink Inc.	Call	24.00	04/21/17	46	(1)
CenturyLink Inc.	Call	24.00	04/21/17	89	(2)
CenturyLink Inc.	Call	24.00	04/21/17	107	(2)
CenturyLink Inc.	Call	23.00	07/21/17	181	(25)
CenturyLink Inc.	Call	23.00	07/21/17	417	(57)
CenturyLink Inc.	Call	23.00	07/21/17	913	(125)
CIT Group Inc.	Call	42.00	04/21/17	420	(67)
CIT Group Inc.	Call	40.00	04/21/17	414	(135)
CIT Group Inc.	Call	40.00	04/21/17	1,310	(426)
CIT Group Inc.	Put	40.00	04/21/17	443	(11)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
CIT Group Inc.	Put	40.00	04/21/17	431	(11)
Computer Sciences Corp.	Call	65.00	06/16/17	60	(40)
CSX Corp.	Call	45.00	05/19/17	190	(55)
CSX Corp.	Call	45.00	05/19/17	223	(64)
CSX Corp.	Call	44.00	05/19/17	384	(138)
CSX Corp.	Call	47.00	05/19/17	131	(23)
CSX Corp.	Call	47.00	05/19/17	636	(110)
CSX Corp.	Call	46.00	05/19/17	169	(38)
CSX Corp.	Call	45.00	05/19/17	1,136	(326)
CSX Corp.	Call	44.00	05/19/17	385	(139)
CSX Corp.	Call	45.00	06/16/17	109	(35)
DISH Network Corp.	Call	57.50	06/16/17	640	(490)
DISH Network Corp.	Call	60.00	06/16/17	308	(179)
DISH Network Corp.	Call	60.00	06/16/17	278	(161)
Dow Chemical Co.	Call	62.50	06/16/17	243	(69)
EI du Pont de Nemours & Co.	Call	80.00	05/19/17	270	(71)
EI du Pont de Nemours & Co.	Call	80.00	07/21/17	135	(51)
General Electric Co.	Call	30.00	04/21/17	600	(20)
General Electric Co.	Call	30.00	04/21/17	836	(28)
General Electric Co.	Call	30.00	04/21/17	360	(12)
General Electric Co.	Call	30.00	04/21/17	599	(20)
General Electric Co.	Call	30.00	04/21/17	57	(2)
General Electric Co.	Call	31.00	04/21/17	1,152	(9)
General Electric Co.	Call	30.00	04/21/17	247	(8)
General Electric Co.	Call	30.00	04/21/17	602	(20)
General Motors Co.	Call	35.00	06/16/17	1,004	(172)
General Motors Co.	Call	35.00	06/16/17	509	(87)
Hertz Global Holdings Inc.	Call	20.00	04/21/17	159	(3)
Hertz Global Holdings Inc.	Call	17.50	04/21/17	851	(80)
Hertz Global Holdings Inc.	Call	17.50	04/21/17	3,609	(339)
Hertz Global Holdings Inc.	Put	20.00	07/21/17	549	(203)
Hewlett Packard Enterprise Co.	Call	22.00	05/19/17	899	(180)
Hewlett Packard Enterprise Co.	Call	22.00	05/19/17	1,524	(305)
Hewlett Packard Enterprise Co.	Call	22.00	05/19/17	4,676	(935)
Hilton Worldwide Holdings Inc.	Call	55.00	04/21/17	1,261	(479)
Humana Inc.	Call	175.00	04/21/17	11	(36)
Huntsman Corp.	Put	18.00	05/19/17	1,805	(13)
Huntsman Corp.	Put	18.00	05/19/17	1,817	(13)
Huntsman Corp.	Put	21.00	08/18/17	1,184	(88)
Marathon Petroleum Corp.	Call	47.50	04/21/17	1,886	(641)
MetLife Inc.	Put	52.50	05/19/17	1,354	(245)
MetLife Inc.	Put	52.50	05/19/17	338	(61)
MetLife Inc.	Put	52.50	05/19/17	1,355	(245)
MGM Resorts International	Call	27.00	04/21/17	1,658	(139)
MGM Resorts International	Call	27.00	04/21/17	1,658	(139)
MGM Resorts International	Call	25.00	05/19/17	415	(117)
NXP Semiconductors NV	Call	105.00	12/15/17	109	(49)
Rockwell Collins Inc.	Call	95.00	04/21/17	51	(16)
Rockwell Collins Inc.	Call	95.00	04/21/17	2	(1)
Sealed Air Corp.	Put	47.00	04/21/17	745	(268)
Sealed Air Corp.	Put	47.00	04/21/17	187	(67)
Sealed Air Corp.	Put	47.00	04/21/17	374	(135)
Sealed Air Corp.	Put	47.00	04/21/17	382	(137)
Sealed Air Corp.	Put	47.00	04/21/17	370	(133)
Sealed Air Corp.	Put	47.00	04/21/17	382	(138)
Sealed Air Corp.	Put	47.00	04/21/17	191	(69)
Sealed Air Corp.	Put	42.00	05/19/17	247	(22)
SPDR S&P 500 ETF Trust	Call	243.00	05/19/17	98	(7)
SPDR S&P 500 ETF Trust	Call	243.00	05/19/17	135	(10)
SPDR S&P 500 ETF Trust	Put	230.00	04/21/17	135	(8)
SPDR S&P 500 ETF Trust	Put	229.00	04/21/17	247	(12)
SPDR S&P 500 ETF Trust	Put	230.00	04/21/17	698	(40)
Time Warner Inc.	Call	95.00	04/21/17	159	(51)
Time Warner Inc.	Call	95.00	04/21/17	94	(30)
Time Warner Inc.	Call	90.00	04/21/17	382	(307)
Time Warner Inc.	Call	95.00	04/21/17	155	(50)
Valspar Corp.	Call	105.00	04/21/17	19	(11)
Valspar Corp.	Call	105.00	04/21/17	94	(56)
Valspar Corp.	Call	105.00	04/21/17	8	(5)
Valspar Corp.	Call	105.00	04/21/17	2	(1)
Valspar Corp.	Call	105.00	04/21/17	16	(10)
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	1	—

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	11	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	33	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	16	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	7	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	10	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	42	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	30	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	4	—
VanEck Vectors Semiconductor ETF	Put	65.00	05/19/17	8	—
Varian Medical Systems Inc.	Call	85.00	05/19/17	308	(614)
Varian Medical Systems Inc.	Put	85.00	05/19/17	503	(8)
					$(12,238)

Summary of Written Options
	Number of Contracts†	Premiums
Options outstanding at December 31, 2016	27,330	6,526
Options written during the period	84,079	22,065
Options closed during the period	(32,214)	(8,566)
Options exercised during the period	(17,592)	(5,448)
Options expired during the period	(4,621)	(1,079)
Options outstanding at March 31, 2017	56,982	13,498

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/AUD	JPM	05/16/17	AUD	(1,636)	$(1,249)	$(19)
USD/CAD	JPM	08/15/17	CAD	(4,448)	(3,352)	(30)
USD/CAD	JPM	08/15/17	CAD	(348)	(262)	—
USD/GBP	JPM	12/20/17	GBP	(9,770)	(12,331)	(191)
USD/GBP	JPM	12/20/17	GBP	(5,208)	(6,573)	65
					$(23,767)	$(175)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
COMMON STOCKS
Allied World Assurance Co. Holdings Ltd.	BOA	3-Month LIBOR +0.40%	03/20/18 ††	3,064	$(1)
BE Aerospace Inc.	BOA	3-Month LIBOR +0.40%	02/12/18 ††	13,368	489
DH Corp.	BOA	3-Month LIBOR +0.40%	03/14/18 ††	2,430	47
Mead Johnson Nutrition Co.	BOA	3-Month LIBOR +0.40%	03/08/18 ††	362	5
NXP Semiconductors NV	BOA	3-Month LIBOR +0.40%	03/22/18 ††	16,526	662
Oneok Partners LP	BOA	3-Month LIBOR +0.75%	03/01/18 ††	4,223	57
Reynolds American Inc.	BOA	3-Month LIBOR +0.40%	03/06/18 ††	27,161	2,125
Syngenta AG	BOA	3-Month LIBOR +0.40%	02/21/18 ††	13,987	1,100
Time Warner Inc.	BOA	3-Month LIBOR +0.40%	02/12/18 ††	15,141	235
Valspar Corp.	BOA	3-Month LIBOR +0.40%	03/29/18 ††	11,452	226
VCA Inc.	BOA	3-Month LIBOR +0.40%	03/29/18 ††	13,135	99
WhiteWave Foods Co.	BOA	3-Month LIBOR +0.40%	02/15/18 ††	3,513	104
Actelion Ltd.	JPM	3-Month LIBOR +0.40%	04/03/18 ††	13,940	1,071
American International Group Inc.	JPM	3-Month LIBOR +0.35%	08/21/17 ††	4,994	259
Dell Technologies Inc.	JPM	3-Month LIBOR +0.30%	09/07/17 ††	1,169	1,616
DUET Group	JPM	3-Month LIBOR +0.40%	01/24/18 ††	1,182	(32)
Fortress Investment Group LLC	JPM	3-Month LIBOR +0.65%	03/06/18 ††	4,381	(21)
Mead Johnson Nutrition Co.	JPM	3-Month LIBOR +0.30%	04/02/18 ††	15,093	345
Sky Plc	JPM	3-Month LIBOR +0.30%	03/16/18 ††	17,129	(102)
Starwood Property Trust Inc.	JPM	3-Month LIBOR +0.32%	09/06/17 ††	924	32
Winthrop Realty Trust ‡	JPM	3-Month LIBOR +0.30%	08/07/17 ††	380	(149)
Yahoo! Inc.	JPM	3-Month LIBOR +0.30%	02/09/18 ††	17,419	1,192
Syngenta AG	MLP	3-Month LIBOR +0.45%	04/20/17 ††	2,332	59
					$9,418
Total return swap agreements - paying return
COMMON STOCKS
British American Tobacco Plc	BOA	3-Month LIBOR -0.35%	02/12/18 ††	(9,493)	$(1,138)
British American Tobacco Plc	BOA	3-Month LIBOR -0.40%	03/06/18 ††	(621)	(60)
British American Tobacco Plc	BOA	3-Month LIBOR -0.45%	12/01/17 ††	(3,509)	(908)
Fairfax Financial Holdings Ltd.	BOA	3-Month LIBOR -0.40%	03/20/18 ††	(1,228)	29
Alibaba Group Holding Ltd.	JPM	3-Month LIBOR -0.60%	02/09/18 ††	(13,935)	(920)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Oneok Inc.	MLP	3-Month LIBOR +0.40%	03/01/18 ††	(233)	(4)
					$(3,001)

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/WMC Balanced Fund
COMMON STOCKS 64.4%
Consumer Discretionary 5.3%
Autoliv Inc. (a)	334	$34,146
Comcast Corp. - Class A	3,131	117,679
Expedia Inc.	305	38,436
Ford Motor Co.	4,261	49,596
Hilton Worldwide Holdings Inc.	333	19,454
Limited Brands Inc.	496	23,358
Lowe's Cos. Inc.	444	36,487
Twenty-First Century Fox Inc. - Class A	1,204	38,983
VF Corp.	173	9,509
		367,648
Consumer Staples 3.7%
Costco Wholesale Corp.	201	33,708
CVS Health Corp.	383	30,069
Mondelez International Inc. - Class A	908	39,130
PepsiCo Inc.	577	64,546
Philip Morris International Inc.	535	60,425
Walgreens Boots Alliance Inc.	367	30,448
		258,326
Energy 6.0%
Anadarko Petroleum Corp.	613	38,035
Chevron Corp.	964	103,551
ConocoPhillips Co.	458	22,828
Exxon Mobil Corp.	902	73,947
Halliburton Co.	349	17,155
Hess Corp.	1,088	52,430
Suncor Energy Inc.	1,499	46,083
Total SA - ADR (a)	1,126	56,779
		410,808
Financials 15.4%
Bank of America Corp.	5,378	126,871
Bank of Nova Scotia	546	31,989
BlackRock Inc.	94	36,018
Capital One Financial Corp.	37	3,224
Chubb Ltd.	754	102,736
Goldman Sachs Group Inc.	139	31,830
Intercontinental Exchange Inc.	632	37,813
JPMorgan Chase & Co.	1,467	128,824
Marsh & McLennan Cos. Inc.	779	57,543
MetLife Inc.	739	39,037
Northern Trust Corp.	540	46,786
PNC Financial Services Group Inc.	814	97,932
Principal Financial Group Inc.	1,077	67,972
Prudential Financial Inc.	883	94,152
Synchrony Financial	1,198	41,109
Wells Fargo & Co.	2,040	113,573
		1,057,409
Health Care 9.7%
Abbott Laboratories	303	13,455
AstraZeneca Plc - ADR (a)	1,843	57,384
Bristol-Myers Squibb Co.	1,552	84,402
Cardinal Health Inc.	630	51,417
Eli Lilly & Co.	698	58,731
Johnson & Johnson	564	70,197
McKesson Corp.	116	17,166
Medtronic Plc	839	67,631
Merck & Co. Inc.	1,785	113,403
Pfizer Inc.	1,975	67,556
Steris Plc	328	22,762
UnitedHealth Group Inc.	251	41,087
		665,191
Industrials 6.7%
AMETEK Inc.	363	19,623
Boeing Co.	237	41,909
Canadian National Railway Co. (a)	398	29,433
Caterpillar Inc.	450	41,720
CSX Corp.	583	27,133
Eaton Corp. Plc	650	48,209
Equifax Inc.	183	24,997
FedEx Corp.	184	35,951
	Shares/Par†	Value
Honeywell International Inc.	422	52,722
Lockheed Martin Corp.	76	20,223
United Parcel Service Inc. - Class B	766	82,178
WW Grainger Inc.	152	35,383
		459,481
Information Technology 9.7%
Accenture Plc - Class A	373	44,664
Alphabet Inc. - Class A (b)	115	97,245
Apple Inc.	726	104,228
Cisco Systems Inc.	1,628	55,015
eBay Inc. (b)	1,036	34,771
Intel Corp.	3,093	111,562
International Business Machines Corp.	51	8,918
Microsoft Corp.	2,210	145,576
Motorola Solutions Inc.	539	46,467
Texas Instruments Inc.	275	22,134
		670,580
Materials 2.1%
Ball Corp.	250	18,534
Celanese Corp. - Class A	412	37,009
Dow Chemical Co.	801	50,922
International Paper Co.	766	38,889
		145,354
Real Estate 0.9%
American Tower Corp.	309	37,553
Corporate Office Properties Trust	677	22,406
		59,959
Telecommunication Services 1.1%
Verizon Communications Inc.	1,495	72,883
Utilities 3.8%
Dominion Resources Inc.	748	58,042
Edison International	707	56,318
Exelon Corp.	1,044	37,560
NextEra Energy Inc.	132	16,996
Sempra Energy	549	60,683
UGI Corp.	701	34,624
		264,223
Total Common Stocks (cost $3,702,646)		4,431,862
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.2%
Ally Master Owner Trust
Series 2014-A2-5, 1.60%, 10/15/17	6,685	6,691
Series 2012-A-5, 1.54%, 09/16/19	3,690	3,693
AmeriCredit Automobile Receivables Trust
Series 2014-B-2, 1.60%, 07/08/19	4,000	4,003
Series 2014-C-1, 2.15%, 03/09/20	940	945
Series 2017-A2A-1, 1.51%, 05/18/20	1,310	1,309
Apidos CLO XVII
Series 2014-A1R-17A, 2.33%, 04/17/26 (c) (d)	2,085	2,084
Apidos CLO XXII
Series 2015-A2A-22A, 3.08%, 10/20/27 (c) (d)	5,150	5,103
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 2.22%, 04/17/26 (c) (d)	2,025	2,024
Atlas Senior Loan Fund VI Ltd.
Series 2014-AR-6A, 1.59%, 10/15/26 (c) (d)	2,305	2,304
Atrium XII
Series B-12A, 3.29%, 10/22/26 (c) (d)	5,700	5,704
Avery Point CLO Ltd.
Series 2014-A-1A, 2.56%, 04/25/26 (c) (d)	1,920	1,920
Avery Point IV CLO Ltd.
Series 2014-AR-1A, 2.26%, 04/25/26 (c) (d)	1,920	1,920
Series 2014-BR-1A, 2.76%, 04/25/26 (c) (d)	4,930	4,930
Banc of America Commercial Mortgage Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/15/25	1,145	1,189
Bayview Opportunity Master Fund IVA Trust
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (c) (d) (e)	2,940	3,040
BlueMountain CLO Ltd.
Series 2014-A1R-1A, 2.28%, 04/30/26 (c) (d)	4,555	4,569
Series 2015-A1-3A, 2.51%, 10/20/27 (c) (d)	5,675	5,695
Capital Auto Receivables Asset Trust
Series 2015-A2-3, 1.72%, 01/22/19	3,570	3,574
Carlyle Global Market Strategies CLO Ltd.
Series 2014-BR-2A, 2.64%, 05/15/25 (c) (d)	3,320	3,327

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Series 2014-A1R-5A, 2.30%, 10/16/25 (c) (d)	7,450	7,450
Cent CLO 20 Ltd.
Series 2013-A-20A, 2.52%, 01/25/26 (c) (d)	2,200	2,201
Cent CLO 21 Ltd.
Series 2014-A1AR-21A, 2.25%, 07/27/26 (c) (d)	620	619
Cent CLO 22 Ltd.
Series 2014-A1R-22A, 2.44%, 11/07/26 (c) (d)	1,705	1,705
Cent CLO 24 Ltd.
Series 2015-A2-24A, 3.22%, 10/15/26 (c) (d)	2,185	2,188
Chesapeake Funding II LLC
Series 2016-A2-1A, 2.06%, 05/15/19 (c) (d)	1,974	1,984
Series 2016-A2-2A, 1.91%, 09/15/19 (c) (d)	4,355	4,377
Chesapeake Funding LLC
Series 2015-A-1A, 1.33%, 02/07/27 (c) (d)	1,151	1,150
Chrysler Capital Auto Receivables Trust
Series 2013-B-BA, 1.78%, 06/17/19 (d)	1,085	1,087
Series 2014-A4-BA, REMIC, 1.76%, 05/15/18 (d)	4,835	4,844
CIFC Funding Ltd.
Series 2014-A-1A, 2.52%, 04/18/25 (c) (d)	1,970	1,975
Series 2014-A1LR-2A, 2.23%, 05/24/26 (c) (d)	3,500	3,499
Citibank Credit Card Issuance Trust
Series 2007-A8-A8, 5.65%, 09/20/17	750	765
Citigroup Commercial Mortgage Trust
Series 2016-A4-P6, REMIC, 3.46%, 11/10/26	2,895	2,937
CNH Equipment Trust
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	4,000	4,003
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 08/15/45	885	907
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	211	232
CSAIL Commercial Mortgage Trust
Series 2015-A4-C1, REMIC, 3.51%, 01/15/25	2,855	2,926
Series 2015-A4-C2, REMIC, 3.50%, 04/15/25	5,600	5,705
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,474
Drive Auto Receivables Trust
Series 2015-B-BA, 2.12%, 04/15/17 (d)	11	11
Series 2017-A2-AA, 1.48%, 03/15/19 (d)	3,725	3,724
Dryden 41 Senior Loan Fund
Series 2015-B-41A, 3.17%, 10/15/27 (c) (d)	4,615	4,615
Dryden Senior Loan Fund
Series 2014-A-31A, 2.37%, 04/18/26 (c) (d)	1,945	1,945
Dryden XXXI Senior Loan Fund
Series 2014-AR-31A, 0.00%, 04/18/26 (c) (d) (e)	1,935	1,935
Enterprise Fleet Financing LLC
Series 2017-A2-1, 2.13%, 11/20/19 (d)	1,220	1,221
Exeter Automobile Receivables Trust
Series 2015-A-2A, 1.54%, 11/15/19 (d)	413	413
First Investors Auto Owner Trust
Series 2014-A3-1A, 1.49%, 08/15/17 (d)	577	577
Series 2014-A3-3A, 1.67%, 03/16/18 (d)	1,434	1,434
Series 2014-B-3A, 2.39%, 07/16/18 (d)	730	734
Series 2017-A1-1A, 1.69%, 03/15/19 (d)	1,676	1,675
Ford Credit Auto Owner Trust
Series 2013-C-A, 1.36%, 10/15/18	185	185
Series 2015-A3-A, 1.28%, 09/15/19	2,369	2,368
Ford Credit Floorplan Master Owner Trust
Series 2014-B-4, 1.65%, 08/15/17	5,000	5,000
Series 2015-A1-4, 1.77%, 08/15/18	2,450	2,453
Series 2014-B-2, 2.31%, 02/15/19	200	200
Series 2013-A-2, 2.09%, 03/15/20 (d)	600	601
Galaxy XIX CLO Ltd.
Series 2015-A1A-19A, 2.59%, 01/25/27 (c) (d)	5,125	5,123
Galaxy XXIII CLO Ltd.
Series 2017-A-23A, 2.43%, 04/24/29 (c) (d)	1,540	1,539
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A4-1, 2.36%, 01/20/23 (d)	2,580	2,572
GS Mortgage Securities Trust
Series 2015-A3-GS1, REMIC, 3.73%, 11/10/48	4,000	4,153
Series 2016-A4-GS3, REMIC, 2.85%, 10/10/49	4,000	3,873
GTP Acquisition Partners I LLC
Series 2015-A-1, 2.35%, 06/15/20 (d)	1,145	1,130
Hyundai Auto Receivables Trust
Series 2013-C-B, 1.71%, 08/15/17	182	182
Series 2014-C-B, 2.10%, 11/15/19	545	546
	Shares/Par†	Value
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB19, REMIC, 5.83%, 04/12/17 (c)	671	672
Series 2015-A5-JP1, REMIC, 3.91%, 12/15/25	3,290	3,456
KKR CLO 15 Ltd.
Series A1A-15, 2.58%, 10/18/28 (c) (d)	1,185	1,195
LB-UBS Commercial Mortgage Trust
Series 2008-A2-C1, REMIC, 6.13%, 04/15/41 (c)	1,010	1,038
Limerock CLO II Ltd.
Series 2014-AR-2A, 2.31%, 04/18/26 (c) (d)	2,200	2,203
Madison Park Funding XI Ltd.
Series 2013-A1A-11A, 2.32%, 10/23/25 (c) (d)	3,300	3,300
Madison Park Funding XII Ltd.
Series 2014-AR-12A, 2.27%, 07/20/26 (c) (d)	1,560	1,562
Madison Park Funding XIII Ltd.
Series 2014-AR-13A, 2.22%, 01/19/25 (c) (d)	1,265	1,263
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (d)	1,092	1,085
ML-CFC Commercial Mortgage Trust
Series 2007-A4-7, REMIC, 5.79%, 06/12/50 (c)	2,009	2,009
MMAF Equipment Finance LLC
Series 2016-A2-AA, 1.39%, 12/17/18 (d)	2,177	2,178
Series 2016-A5-AA, 2.21%, 12/15/32 (d)	1,865	1,850
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-A4-C20, REMIC, 3.25%, 12/15/24	5,000	5,024
Series 2015-A4-C22, REMIC, 3.31%, 04/15/25	8,000	8,056
Morgan Stanley Capital I Trust
Series 2007-A4-T27, REMIC, 5.79%, 06/11/42 (c)	90	90
NYCTL Trust
Series 2016-A-A, 1.47%, 08/10/19 (d)	1,459	1,449
OBP Depositor LLC Trust
Series 2010-A-OBP, 4.65%, 07/15/20 (d)	495	527
Octagon Investment Partners XVI Ltd.
Series 2013-B1-1A, REMIC, 2.62%, 07/17/25 (c) (d)	1,485	1,467
Octagon Investment Partners XXX Ltd.
Series 2017-A1-1A, 2.35%, 03/17/30 (c) (d)	2,025	2,035
OneMain Financial Issuance Trust
Series 2016-A-2A, 4.10%, 03/20/28 (d)	1,640	1,680
Series 2016-A-1A, 3.66%, 02/20/29 (d)	1,220	1,242
Prestige Auto Receivables Trust
Series 2014-B-1A, 1.91%, 04/15/20 (d)	820	821
Santander Drive Auto Receivables Trust
Series 2013-D-2, 2.57%, 05/15/17	845	849
Series 2013-C-5, 2.25%, 06/17/19	481	482
Series 2015-B-1, 1.97%, 11/15/19	1,721	1,723
Series 2014-C-2, 2.33%, 11/15/19	463	465
Series 2014-C-1, 2.36%, 04/15/20	2,293	2,300
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (d)	2,045	2,055
Series 2014-C-1, 2.90%, 10/15/44 (d)	2,125	2,131
Series 2012-C-1, REMIC, 2.93%, 12/15/17 (d)	1,155	1,156
Securitized Term Auto Receivables Trust
Series 2016-A3-1A, 1.52%, 06/25/19 (d)	3,575	3,556
Series 2017-A3-1A, 1.89%, 11/25/19 (d)	2,960	2,953
Seneca Park CLO Ltd.
Series 2014-AR-1A, 2.28%, 07/17/26 (c) (d)	1,155	1,155
Series 2014-A-1A, 2.50%, 07/17/26 (c) (d)	1,155	1,155
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35 (d)	3,560	3,505
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	3,410	3,308
Shackleton CLO Ltd.
Series 2014-A2-6A, 2.50%, 07/17/26 (c) (d)	1,155	1,155
Series 2015-A1-8A, 2.54%, 10/20/27 (c) (d)	5,650	5,673
Sound Point CLO XII Ltd.
Series 2016-A-2A, 2.69%, 10/20/28 (c) (d)	2,605	2,630
Sound Point CLO XV Ltd.
Series 2017-A-1A, 2.43%, 01/23/29 (c) (d)	1,300	1,304
Southwest Airlines Co. Pass-Through Trust
Series 2007-A-1, 6.15%, 02/01/24	162	179

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (d)	2,520	2,544
Series 2015-A-BA, 3.48%, 07/15/21 (d)	1,160	1,176
SPS Servicer Advance Receivables Trust
Series 2016-AT1-T1, 2.53%, 11/15/18 (d)	3,985	3,972
Series 2015-AT3-T3, 2.92%, 07/15/47 (d)	3,005	3,010
Symphony CLO XIV Ltd.
Series 2014-A2R-14A, 2.29%, 07/14/26 (c) (d)	1,930	1,930
Thacher Park CLO Ltd.
Series 2014-AR-1A, 2.64%, 10/20/26 (c) (d)	920	919
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 08/25/55 (c) (d)	2,428	2,404
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (c) (d)	4,444	4,439
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (d)	1,555	1,556
Voya CLO Ltd.
Series 2014-A1R-1A, 2.35%, 04/18/26 (c) (d)	875	880
Series 2014-A1-2A, 2.47%, 07/17/26 (c) (d)	315	315
Series 2015-A2-3A, 3.23%, 10/20/27 (c) (d)	3,405	3,480
Wells Fargo Commercial Mortgage Trust
Series 2015-A5-NXS1, REMIC, 3.15%, 04/15/25	1,885	1,880
Series 2015-A4-LC22, REMIC, 3.84%, 09/15/58	2,185	2,273
Westlake Automobile Receivables Trust
Series 2015-B-2A, 1.83%, 06/15/17 (d)	2,195	2,196
Series 2016-A2-2A, 1.57%, 02/15/18 (d)	1,110	1,110
Series 2017-A2-1A, 1.78%, 04/15/20 (d)	2,900	2,902
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (d)	1,000	1,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $288,391)		288,183
CORPORATE BONDS AND NOTES 11.1%
Consumer Discretionary 0.8%
21st Century Fox America Inc.
4.50%, 02/15/21	850	906
3.00%, 09/15/22	750	748
4.00%, 10/01/23	3,320	3,460
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,258
4.80%, 12/05/34	1,815	2,007
4.95%, 12/05/44	815	921
AutoZone Inc.
4.00%, 11/15/20	1,000	1,052
3.70%, 04/15/22	495	513
3.13%, 07/15/23	1,000	992
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (d)	1,785	1,798
3.75%, 09/16/24 (d)	4,090	4,119
Charter Communications Operating LLC
6.48%, 10/23/45	1,055	1,217
Comcast Corp.
5.65%, 06/15/35	165	194
4.40%, 08/15/35	2,325	2,402
6.50%, 11/15/35	165	210
6.55%, 07/01/39	375	485
Cox Communications Inc.
3.25%, 12/15/22 (d)	1,950	1,915
4.80%, 02/01/35 (d)	2,695	2,534
Expedia Inc.
5.00%, 02/15/26	4,550	4,836
Ford Motor Co.
4.35%, 12/08/26	3,355	3,415
Grupo Televisa SAB
6.63%, 01/15/40	375	409
5.00%, 05/13/45	385	353
Johnson Controls International Plc
3.75%, 12/01/21	1,000	1,040
Marriott International Inc.
2.88%, 03/01/21	3,225	3,269
2.30%, 01/15/22	4,345	4,246
NBCUniversal Enterprise Inc.
1.66%, 04/15/18 (d)	830	832
	Shares/Par†	Value
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (d)	3,400	3,403
2.65%, 09/26/18 (d)	1,445	1,459
O'Reilly Automotive Inc.
3.80%, 09/01/22	2,395	2,485
Time Warner Cable Inc.
5.85%, 05/01/17	270	271
8.75%, 02/14/19	50	56
8.25%, 04/01/19	695	775
6.55%, 05/01/37	435	500
7.30%, 07/01/38	285	351
6.75%, 06/15/39	285	333
Time Warner Entertainment Co. LP
8.38%, 03/15/23	195	243
Time Warner Inc.
4.88%, 03/15/20	500	536
4.75%, 03/29/21	450	483
6.25%, 03/29/41	500	575
		56,601
Consumer Staples 0.5%
Altria Group Inc.
4.75%, 05/05/21	548	593
4.50%, 05/02/43	745	756
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (f)	680	763
5.38%, 01/15/20 (f)	170	185
3.75%, 01/15/22	750	785
2.50%, 07/15/22	731	722
4.95%, 01/15/42	200	216
3.75%, 07/15/42	820	751
Cargill Inc.
4.31%, 05/14/21 (d)	517	553
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	1,266	1,273
CVS Caremark Corp.
4.00%, 12/05/23	2,680	2,815
CVS Health Corp.
4.88%, 07/20/35	1,135	1,219
5.13%, 07/20/45	1,885	2,075
Heineken NV
2.75%, 04/01/23 (d)	1,065	1,053
Imperial Tobacco Finance Plc
3.75%, 07/21/22 (d)	8,285	8,506
Kraft Foods Group Inc.
2.25%, 06/05/17	375	376
Kraft Heinz Foods Co.
3.50%, 07/15/22	1,365	1,393
3.00%, 06/01/26	1,595	1,499
4.38%, 06/01/46	2,720	2,541
Kroger Co.
3.30%, 01/15/21	745	763
3.85%, 08/01/23	1,830	1,895
4.00%, 02/01/24	1,775	1,844
4.45%, 02/01/47	1,725	1,700
Philip Morris International Inc.
4.88%, 11/15/43	430	462
Sigma Alimentos SA de CV
4.13%, 05/02/26 (d)	3,295	3,200
		37,938
Energy 1.4%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	3,225	3,449
BG Energy Capital Plc
4.00%, 10/15/21 (d)	1,850	1,953
BP Capital Markets Plc
3.25%, 05/06/22	1,000	1,020
2.50%, 11/06/22	600	588
3.99%, 09/26/23	195	204
Columbia Pipeline Group Inc.
2.45%, 06/01/18	1,560	1,567
ConocoPhillips Co.
5.75%, 02/01/19	420	450
6.00%, 01/15/20	205	226
2.88%, 11/15/21	866	875

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
4.95%, 03/15/26	255	283
4.30%, 11/15/44	1,600	1,600
Devon Energy Corp.
3.25%, 05/15/22 (a)	5,410	5,357
Energy Transfer Partners LP
7.60%, 02/01/24	1,030	1,165
4.05%, 03/15/25	6,000	5,931
Enterprise Products Operating LLC
3.95%, 02/15/27 (a)	1,000	1,019
5.10%, 02/15/45	2,550	2,655
EOG Resources Inc.
5.63%, 06/01/19	190	204
Halliburton Co.
3.50%, 08/01/23	2,750	2,791
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,675	1,805
4.30%, 05/01/24	2,047	2,082
Marathon Oil Corp.
2.70%, 06/01/20	1,740	1,727
Noble Energy Inc.
4.15%, 12/15/21	2,300	2,399
Occidental Petroleum Corp.
4.10%, 02/01/21	941	995
Petroleos Mexicanos
5.50%, 01/21/21	11,975	12,668
5.38%, 03/13/22 (d)	640	673
6.75%, 09/21/47	2,625	2,658
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,447
Pioneer Natural Resources Co.
7.50%, 01/15/20	4,977	5,631
Raizen Fuels Finance SA
5.30%, 01/20/27 (d)	2,513	2,548
Regency Energy Partners LP
5.88%, 03/01/22	1,026	1,125
Schlumberger Holdings Corp.
3.00%, 12/21/20 (d)	1,645	1,680
Shell International Finance BV
3.25%, 05/11/25	1,260	1,268
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20 (d)	6,270	6,249
Statoil ASA
2.90%, 11/08/20	1,945	1,989
2.75%, 11/10/21	705	711
3.70%, 03/01/24	50	52
Suncor Energy Inc.
6.10%, 06/01/18	1,725	1,814
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21	3,080	3,238
3.45%, 01/15/23	1,095	1,087
TransCanada Pipelines Ltd.
4.88%, 01/15/26	1,875	2,079
TransCanada PipeLines Ltd.
3.80%, 10/01/20	975	1,020
Transcanada Trust
5.30%, 03/15/77 (c)	3,710	3,668
Western Gas Partners LP
4.00%, 07/01/22	4,950	5,062
		99,012
Financials 4.0%
ACE Capital Trust II
9.70%, 04/01/30	525	774
American Express Centurion Bank
6.00%, 09/13/17	850	867
American Express Credit Corp.
2.13%, 07/27/18	1,700	1,709
Ameriprise Financial Inc.
5.30%, 03/15/20	170	184
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	3,745	3,776
4.70%, 02/01/36	6,090	6,446
AXA SA
8.60%, 12/15/30	425	586
	Shares/Par†	Value
Bank of America Corp.
2.00%, 01/11/18	1,200	1,204
2.60%, 01/15/19	776	784
5.63%, 07/01/20	140	154
2.63%, 10/19/20	2,000	2,005
4.13%, 01/22/24	5,325	5,557
4.20%, 08/26/24	4,600	4,711
5.88%, 02/07/42	300	360
5.00%, 01/21/44	500	544
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	536
2.15%, 02/24/20	2,920	2,930
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (d)	4,850	4,848
Barclays Bank Plc
6.05%, 12/04/17 (d)	550	564
Barclays Plc
3.20%, 08/10/21	5,435	5,440
BAT International Finance Plc
3.25%, 06/07/22 (d)	1,945	1,961
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,690	2,689
BNP Paribas SA
3.80%, 01/10/24 (d)	5,815	5,791
BPCE SA
5.15%, 07/21/24 (d)	1,595	1,636
Capital One Bank USA NA
2.15%, 11/21/18	1,930	1,933
Capital One Financial Corp.
4.75%, 07/15/21	1,500	1,612
3.75%, 04/24/24	2,000	2,033
4.20%, 10/29/25	1,245	1,249
CDP Financial
4.40%, 11/25/19 (d)	600	637
Citigroup Inc.
2.50%, 09/26/18 - 07/29/19	2,155	2,174
4.50%, 01/14/22 (a)	605	647
4.13%, 07/25/28	2,005	1,977
8.13%, 07/15/39	65	95
5.88%, 01/30/42	165	200
5.30%, 05/06/44	814	868
Citizens Bank NA
2.55%, 05/13/21	3,175	3,154
CNA Financial Corp.
3.95%, 05/15/24	225	231
Compass Bank
2.75%, 09/29/19	700	701
Credit Agricole SA
4.38%, 03/17/25 (a) (d)	3,105	3,086
Credit Suisse AG
2.30%, 05/28/19	795	798
3.00%, 10/29/21	1,070	1,078
3.63%, 09/09/24	325	330
Credit Suisse Group AG
3.57%, 01/09/23 (d)	1,925	1,922
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	4,785	4,845
3.75%, 03/26/25	2,690	2,642
Daimler Finance North America LLC
2.38%, 08/01/18 (d)	1,400	1,419
2.25%, 07/31/19 (d)	1,790	1,796
3.88%, 09/15/21 (d)	231	242
Deutsche Bank AG
4.25%, 10/14/21 (d)	4,400	4,507
Discover Bank
3.10%, 06/04/20	4,700	4,794
4.20%, 08/08/23	3,550	3,692
Discover Financial Services
6.45%, 06/12/17	90	91
Eaton Vance Corp.
6.50%, 10/02/17	30	31
Emera US Finance LP
2.70%, 06/15/21	695	690
ERAC USA Finance LLC
4.50%, 08/16/21 (d)	620	660

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
3.30%, 10/15/22 (d)	1,045	1,050
Fifth Third Bank
2.88%, 10/01/21	1,800	1,820
Ford Motor Credit Co. LLC
3.10%, 05/04/23	7,425	7,237
GE Capital International Funding Co.
3.37%, 11/15/25	1,687	1,728
4.42%, 11/15/35	1,286	1,358
General Electric Capital Corp.
5.55%, 05/04/20	473	523
4.63%, 01/07/21	129	140
4.65%, 10/17/21	144	158
3.15%, 09/07/22	1,028	1,061
6.15%, 08/07/37	62	80
5.88%, 01/14/38	339	427
6.88%, 01/10/39	160	226
General Motors Financial Co. Inc.
3.70%, 05/09/23	5,900	5,915
Goldman Sachs Group Inc.
2.38%, 01/22/18	755	759
6.00%, 06/15/20	205	227
5.25%, 07/27/21	1,000	1,096
5.75%, 01/24/22	2,445	2,752
3.63%, 01/22/23	6,875	7,040
6.25%, 02/01/41	940	1,180
4.80%, 07/08/44	1,080	1,142
HSBC Bank Plc
4.13%, 08/12/20 (d)	900	949
HSBC Bank USA NA
5.88%, 11/01/34	250	298
HSBC Holdings Plc
3.40%, 03/08/21	3,150	3,219
4.00%, 03/30/22	870	914
3.60%, 05/25/23	2,580	2,620
4.04%, 03/13/28 (c)	1,695	1,713
HSBC USA Inc.
1.63%, 01/16/18	1,435	1,435
Huntington National Bank
2.20%, 11/06/18 - 04/01/19	4,490	4,509
2.40%, 04/01/20	2,150	2,155
ING Groep NV
3.15%, 03/29/22	880	881
3.95%, 03/29/27	2,860	2,856
JPMorgan Chase & Co.
6.30%, 04/23/19	475	516
4.50%, 01/24/22	825	888
3.25%, 09/23/22	1,000	1,018
3.38%, 05/01/23	1,060	1,059
6.40%, 05/15/38	425	549
5.40%, 01/06/42	540	626
LafargeHolcim Finance US LLC
4.75%, 09/22/46 (d)	1,325	1,324
LeasePlan Corp. NV
2.88%, 01/22/19 (d)	3,320	3,332
Liberty Mutual Group Inc.
4.25%, 06/15/23 (d)	585	614
Liberty Mutual Insurance Co.
7.88%, 10/15/26 (d)	475	601
Macquarie Bank Ltd.
2.40%, 01/21/20 (d)	660	659
MassMutual Global Funding II
2.10%, 08/02/18 (d)	1,875	1,886
MetLife Inc.
1.90%, 12/15/17 (g)	415	417
4.13%, 08/13/42	265	258
Metropolitan Life Global Funding I
1.50%, 01/10/18 (d)	1,480	1,479
Morgan Stanley
2.13%, 04/25/18	1,900	1,910
2.50%, 01/24/19	1,000	1,010
3.70%, 10/23/24	7,950	8,073
3.13%, 07/27/26	2,430	2,321
3.63%, 01/20/27	3,400	3,365
National Australia Bank Ltd.
2.40%, 12/07/21 (d)	9,400	9,357
	Shares/Par†	Value
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,032
3.05%, 02/15/22	445	454
Nationwide Building Society
2.35%, 01/21/20 (d)	2,265	2,265
Northern Trust Corp.
3.45%, 11/04/20	490	510
PNC Bank NA
3.30%, 10/30/24	835	846
PNC Financial Services Group Inc.
3.90%, 04/29/24	830	861
Private Export Funding Corp.
2.25%, 12/15/17	1,985	2,000
3.25%, 06/15/25	7,600	7,826
Prudential Financial Inc.
6.00%, 12/01/17	87	89
2.30%, 08/15/18	1,885	1,898
QBE Insurance Group Ltd.
2.40%, 05/01/18 (d)	350	351
Santander Bank NA
8.75%, 05/30/18	450	483
Santander Holdings USA Inc.
2.70%, 05/24/19	2,600	2,611
2.65%, 04/17/20	1,930	1,924
3.70%, 03/28/22 (d)	1,275	1,279
Santander UK Plc
2.50%, 03/14/19	3,160	3,185
5.00%, 11/07/23 (d)	4,025	4,201
Societe Generale SA
3.25%, 01/12/22 (d)	4,215	4,165
SunTrust Bank
3.30%, 05/15/26	1,785	1,733
Synchrony Financial
2.60%, 01/15/19	1,780	1,795
3.00%, 08/15/19	3,400	3,452
2.70%, 02/03/20	755	758
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	685	741
Trinity Acquisition Plc
4.40%, 03/15/26	4,145	4,252
U.S. Bancorp
3.70%, 01/30/24	900	942
UBS Group AG
2.95%, 09/24/20 (d)	2,840	2,858
3.00%, 04/15/21 (d)	3,500	3,502
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (d)	775	775
Wachovia Corp.
5.75%, 06/15/17	1,500	1,513
WEA Finance LLC
1.75%, 09/15/17 (d)	655	655
2.70%, 09/17/19 (d)	990	999
3.25%, 10/05/20 (d)	2,400	2,443
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,219
4.48%, 01/16/24	517	550
4.10%, 06/03/26	1,125	1,147
4.75%, 12/07/46	3,750	3,831
		275,065
Health Care 1.3%
AbbVie Inc.
1.80%, 05/14/18	5,000	5,005
3.20%, 11/06/22	425	429
Actavis Funding SCS
3.00%, 03/12/20	1,985	2,018
3.45%, 03/15/22	3,525	3,592
4.55%, 03/15/35	1,140	1,143
4.85%, 06/15/44	750	759
Aetna Inc.
1.75%, 05/15/17	55	55
2.80%, 06/15/23	3,340	3,312
Amgen Inc.
4.56%, 06/15/48	350	347

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Anthem Inc.
4.65%, 08/15/44	2,200	2,243
Bayer US Finance LLC
2.38%, 10/08/19 (d)	1,050	1,055
3.00%, 10/08/21 (d)	1,675	1,689
Biogen Inc.
2.90%, 09/15/20	2,245	2,280
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,354
3.50%, 11/15/24	1,205	1,222
4.50%, 11/15/44	1,405	1,391
Catholic Health Initiatives
2.60%, 08/01/18	815	820
2.95%, 11/01/22	1,730	1,693
4.35%, 11/01/42	2,235	1,902
Celgene Corp.
2.25%, 05/15/19	265	266
3.55%, 08/15/22	1,265	1,300
3.63%, 05/15/24	620	627
Dignity Health
2.64%, 11/01/19	255	256
3.81%, 11/01/24	515	518
EMD Finance LLC
2.95%, 03/19/22 (d)	3,020	3,033
3.25%, 03/19/25 (d)	4,450	4,392
Express Scripts Holding Co.
2.25%, 06/15/19	970	972
3.90%, 02/15/22	1,000	1,035
Forest Laboratories Inc.
4.88%, 02/15/21 (d)	385	413
5.00%, 12/15/21 (d)	1,475	1,603
Gilead Sciences Inc.
2.55%, 09/01/20	1,120	1,132
3.70%, 04/01/24	625	641
Kaiser Foundation Hospitals
3.50%, 04/01/22	2,535	2,630
4.88%, 04/01/42	505	560
McKesson Corp.
2.85%, 03/15/23	90	89
3.80%, 03/15/24	735	760
Medtronic Inc.
2.50%, 03/15/20	755	766
3.15%, 03/15/22	1,070	1,099
3.63%, 03/15/24	360	373
3.50%, 03/15/25	1,715	1,753
4.38%, 03/15/35	267	280
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	620	701
4.20%, 07/01/55	790	778
Merck & Co. Inc.
2.80%, 05/18/23	940	942
4.15%, 05/18/43	630	645
Mylan NV
3.00%, 12/15/18	3,370	3,409
Teva Pharmaceutical Finance Co. BV
3.65%, 11/10/21	1,670	1,697
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	9,750	9,263
4.10%, 10/01/46	2,220	1,906
UnitedHealth Group Inc.
3.88%, 10/15/20	600	634
2.88%, 03/15/22	70	71
3.35%, 07/15/22	1,090	1,127
3.75%, 07/15/25	1,820	1,897
4.63%, 11/15/41	1,040	1,104
WellPoint Inc.
2.30%, 07/15/18	625	628
3.70%, 08/15/21	1,000	1,037
3.30%, 01/15/23	3,675	3,701
		86,347
Industrials 0.5%
BAE Systems Holdings Inc.
3.85%, 12/15/25 (d)	4,240	4,340
	Shares/Par†	Value
Deere & Co.
4.38%, 10/16/19	185	196
ERAC USA Finance LLC
2.35%, 10/15/19 (d)	2,880	2,879
7.00%, 10/15/37 (d)	270	340
5.63%, 03/15/42 (d)	1,200	1,320
FedEx Corp.
2.70%, 04/15/23	520	512
4.90%, 01/15/34	1,005	1,074
5.10%, 01/15/44	1,685	1,812
4.55%, 04/01/46	1,525	1,523
Lockheed Martin Corp.
2.50%, 11/23/20	810	816
4.50%, 05/15/36	441	467
4.85%, 09/15/41	955	1,037
4.07%, 12/15/42	2,776	2,717
Penske Truck Leasing Co. LP
3.20%, 07/15/20 (d)	2,880	2,930
3.38%, 02/01/22 (d)	2,200	2,232
Pentair Finance SA
2.90%, 09/15/18	4,030	4,083
Siemens Financieringsmaatschappij NV
3.13%, 03/16/24 (d)	6,250	6,283
		34,561
Information Technology 0.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	2,305	2,320
3.60%, 11/28/24	2,195	2,215
Apple Inc.
2.85%, 05/06/21	1,800	1,843
3.00%, 02/09/24	1,765	1,782
3.25%, 02/23/26	1,106	1,116
2.45%, 08/04/26	156	148
Broadcom Corp.
3.63%, 01/15/24 (d)	7,010	7,059
Keysight Technologies Inc.
4.60%, 04/06/27	6,400	6,446
Microsoft Corp.
2.88%, 02/06/24	4,745	4,765
2.40%, 08/08/26	3,145	2,973
3.70%, 08/08/46	2,390	2,233
Total System Services Inc.
3.80%, 04/01/21	4,780	4,942
		37,842
Materials 0.1%
Agrium Inc.
3.15%, 10/01/22	4,350	4,340
LyondellBasell Industries NV
4.63%, 02/26/55	2,545	2,394
		6,734
Real Estate 0.3%
American Tower Corp.
3.45%, 09/15/21	4,000	4,068
5.00%, 02/15/24	1,135	1,225
AvalonBay Communities Inc.
3.63%, 10/01/20	905	937
Crown Castle International Corp.
3.70%, 06/15/26	1,775	1,745
ERP Operating LP
4.75%, 07/15/20	765	818
HCP Inc.
4.00%, 06/01/25	4,670	4,682
Realty Income Corp.
6.75%, 08/15/19	355	392
5.75%, 01/15/21	335	371
Scentre Group Trust
2.38%, 11/05/19 (d)	3,175	3,181
		17,419
Telecommunication Services 0.5%
America Movil SAB de CV
3.13%, 07/16/22	5,175	5,219
AT&T Inc.
1.75%, 01/15/18	1,000	1,001

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
4.45%, 04/01/24	3,220	3,365
3.95%, 01/15/25	160	161
4.75%, 05/15/46	715	669
4.50%, 03/09/48	1,018	911
4.55%, 03/09/49	350	311
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (d)	1,900	1,891
France Telecom SA
9.00%, 03/01/31 (g)	2,700	3,948
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,636
3.45%, 03/15/21	975	1,000
2.95%, 03/15/22 (d)	875	870
4.81%, 03/15/39 (d)	374	365
4.75%, 11/01/41	265	254
4.86%, 08/21/46	692	665
4.52%, 09/15/48	4,530	4,126
		31,392
Utilities 1.2%
Atmos Energy Corp.
6.35%, 06/15/17	385	389
Consolidated Edison Co. of New York Inc.
4.63%, 12/01/54	910	957
Dominion Resources Inc.
2.96%, 07/01/19 (g)	1,380	1,400
4.10%, 04/01/21 (g)	3,275	3,415
3.63%, 12/01/24	3,200	3,201
DTE Energy Co.
3.80%, 03/15/27 (a)	2,245	2,276
Duke Energy Carolinas LLC
4.30%, 06/15/20	875	935
6.10%, 06/01/37	2,200	2,733
Duke Energy Corp.
2.65%, 09/01/26	1,355	1,259
Electricite de France SA
5.25%, (callable at 100 beginning 01/29/23) (d) (h)	770	756
5.63%, (callable at 100 beginning 01/22/24) (d) (h)	2,000	1,942
4.88%, 01/22/44 (d)	450	448
Entergy Corp.
2.95%, 09/01/26	2,565	2,423
Florida Power & Light Co.
5.25%, 02/01/41	1,465	1,732
Fortis Inc.
3.06%, 10/04/26 (d)	3,390	3,170
Georgia Power Co.
5.95%, 02/01/39	2,575	3,000
Indianapolis Power & Light Co.
6.60%, 06/01/37 (d)	500	617
KeySpan Gas East Corp.
2.74%, 08/15/26 (d)	3,690	3,523
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	1,640	2,045
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	7,870	7,887
NiSource Finance Corp.
6.40%, 03/15/18	5,490	5,726
4.80%, 02/15/44	465	489
Northeast Utilities
3.15%, 01/15/25	400	397
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,760	1,880
2.95%, 04/01/25	576	569
5.25%, 09/30/40	325	378
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	808
5.13%, 11/15/43	480	548
PPL Electric Utilities Corp.
6.25%, 05/15/39	60	77
Public Service Co. of Colorado
5.13%, 06/01/19	500	534
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	129
5.35%, 05/15/40	800	947
	Shares/Par†	Value
SCANA Corp.
6.25%, 04/01/20	5,175	5,643
4.75%, 05/15/21	3,795	3,969
4.13%, 02/01/22	4,165	4,183
South Carolina Electric & Gas Co.
6.05%, 01/15/38	1,145	1,342
4.35%, 02/01/42	1,010	971
Southern California Edison Co.
2.40%, 02/01/22	685	682
5.55%, 01/15/37	500	599
Southern Co.
2.45%, 09/01/18	675	680
2.75%, 06/15/20	4,000	4,026
2.95%, 07/01/23	3,820	3,723
State Grid Overseas Investment Ltd.
2.75%, 05/07/19 (d)	2,175	2,201
		84,609
Total Corporate Bonds And Notes (cost $757,422)		767,520
GOVERNMENT AND AGENCY OBLIGATIONS 15.5%
Collateralized Mortgage Obligations 0.0%
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	8	9
Commercial Mortgage-Backed Securities 0.1%
Federal National Mortgage Association
Series 2015-A2-M12, REMIC, 2.79%, 05/25/25 (c)	8,250	8,229
Mortgage-Backed Securities 7.6%
Federal Home Loan Mortgage Corp.
6.50%, 11/01/17	1	1
4.50%, 05/01/18 - 03/01/19	35	36
4.00%, 09/01/26 - 07/01/41	405	427
7.00%, 11/01/30 - 06/01/31	31	35
2.50%, 12/01/31 - 01/01/32	5,791	5,800
TBA, 3.00%, 04/15/32 (i)	14,665	15,037
6.00%, 04/01/17 - 12/01/39	627	711
3.00%, 09/01/46	33,834	33,541
3.00%, 11/01/46 - 01/01/47	125,556	124,516
3.50%, 12/01/46	40,633	41,589
3.50%, 02/01/47	36,658	37,521
TBA, 5.50%, 04/15/47 (i)	2,400	2,662
Federal National Mortgage Association
2.47%, 05/01/25	2,786	2,747
2.68%, 05/01/25	5,190	5,144
2.81%, 07/01/25	6,000	5,999
2.99%, 10/01/25	1,845	1,864
3.09%, 10/01/25	905	922
3.50%, 03/01/26	153	160
4.00%, 09/01/26 - 02/01/46	28,566	29,977
2.49%, 12/01/26	6,322	6,114
2.89%, 12/01/26	5,678	5,621
3.00%, 05/01/27 - 02/01/45	20,892	20,803
7.50%, 09/01/29	8	9
2.50%, 05/01/30 - 01/01/32	6,719	6,730
2.00%, 11/01/31 - 12/01/31	2,166	2,108
TBA, 2.50%, 04/15/32 - 04/15/47 (i)	7,850	7,807
TBA, 3.00%, 04/15/32 - 05/15/32 (i)	2,450	2,509
TBA, 3.50%, 04/15/32 - 04/15/47 (i)	34,700	35,659
7.00%, 10/01/33	38	43
5.50%, 03/01/38	328	366
6.50%, 10/01/38 - 10/01/39	231	262
4.50%, 09/01/23 - 11/01/44	7,226	7,755
5.00%, 07/01/40	336	368
3.00%, 10/01/46	19,077	18,970
TBA, 4.00%, 04/15/47 (i)	35,000	36,712
TBA, 5.00%, 04/15/47 (i)	20,600	22,508
TBA, 5.50%, 04/15/47 (i)	8,800	9,775
Government National Mortgage Association
6.50%, 04/15/26	10	12
5.50%, 11/15/32 - 02/15/36	80	90
7.00%, 01/15/33 - 05/15/33	18	21
6.00%, 02/15/24 - 04/15/40	5,313	6,068
5.00%, 06/20/33 - 06/15/39	3,731	4,119
4.50%, 06/15/40 - 05/15/42	1,344	1,437

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
4.00%, 01/15/41 - 12/20/44	1,692	1,788
TBA, 4.50%, 04/15/47 (i)	11,125	11,879
TBA, 5.50%, 04/15/47 (i)	3,000	3,339
		521,561
Municipal 1.0%
Bay Area Toll Authority
6.26%, 04/01/49	365	498
7.04%, 04/01/50	1,335	1,929
Chicago Transit Authority
6.90%, 12/01/40	4,230	5,271
City of Chicago O'Hare International Airport
6.85%, 01/01/38	700	780
6.40%, 01/01/40	440	587
City of Sacramento, California
insured by Assured Guaranty Municipal Corp., 5.85%, 08/01/19	1,260	1,344
Commonwealth Financing Authority
4.01%, 06/01/33	2,010	1,991
4.14%, 06/01/38	1,695	1,644
Grand Parkway Transportation Corp.
5.18%, 10/01/42	1,555	1,834
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	713
Kansas Development Finance Authority
4.93%, 04/15/45	2,560	2,750
Long Island Power Authority
3.63%, 09/01/22	2,860	2,921
Los Angeles Unified School District
5.75%, 07/01/34	800	990
Maryland Transportation Authority
5.89%, 07/01/43	270	337
Massachusetts School Building Authority
5.72%, 08/15/39	500	624
Metropolitan Transportation Authority
7.34%, 11/15/39	75	110
6.09%, 11/15/40	405	513
6.81%, 11/15/40	250	336
Municipal Electric Authority of Georgia
6.64%, 04/01/57	2,215	2,486
New Jersey Economic Development Authority
3.80%, 06/15/18	4,100	4,152
3.88%, 06/15/19	885	900
New Jersey State Turnpike Authority
7.41%, 01/01/40	705	1,014
New York State Thruway Authority
5.88%, 04/01/30	840	1,003
North Texas Tollway Authority
6.72%, 01/01/49	850	1,197
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	463
Port Authority of New York & New Jersey
6.04%, 12/01/29	105	131
4.46%, 10/01/62	2,500	2,634
4.81%, 10/15/65	640	700
State of California
7.55%, 04/01/39	200	293
7.35%, 11/01/39	5,000	7,055
7.63%, 03/01/40	400	586
State of Illinois
insured by Assured Guaranty Municipal Corp., 5.20%, 03/01/18	1,430	1,465
5.10%, 06/01/33	13,500	12,318
University of California
4.60%, 05/15/31	940	1,032
5.77%, 05/15/43	615	753
6.55%, 05/15/48	1,170	1,532
6.58%, 05/15/49	1,925	2,528
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,204
		68,618
Sovereign 0.3%
Japan Bank for International Cooperation
2.25%, 02/24/20	4,578	4,584
	Shares/Par†	Value
Korea Development Bank
2.50%, 03/11/20	3,500	3,514
Korea Finance Corp.
2.88%, 08/22/18	990	1,003
Mexico Government International Bond
3.50%, 01/21/21 (a)	1,326	1,375
4.15%, 03/28/27	4,696	4,778
Oman Government International Bond
6.50%, 03/08/47 (d)	2,240	2,363
Saudi Government International Bond
2.38%, 10/26/21 (d)	1,845	1,813
		19,430
Treasury Inflation Indexed Securities 0.6%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (j)	42,338	42,166
U.S. Treasury Securities 5.9%
U.S. Treasury Bond
5.38%, 02/15/31	16,700	22,297
2.88%, 05/15/43 - 08/15/45	31,824	30,934
3.38%, 05/15/44	15,335	16,358
3.13%, 08/15/44	8,230	8,388
3.00%, 11/15/44	450	448
2.50%, 02/15/45 - 05/15/46	49,465	44,333
U.S. Treasury Note
0.63%, 09/30/17	18,500	18,474
0.88%, 11/30/17 - 04/15/19	43,050	42,976
1.38%, 07/31/18 - 03/31/20	16,815	16,758
1.25%, 11/30/18	18,500	18,512
1.75%, 09/30/19	33,205	33,496
2.63%, 11/15/20	9,400	9,704
1.63%, 11/30/20 - 02/15/26	38,410	38,153
2.00%, 11/30/20	29,600	29,901
2.13%, 06/30/21	9,440	9,552
1.13%, 09/30/21	15,000	14,512
1.50%, 03/31/23	46,340	44,733
1.63%, 10/31/23	6,020	5,817
		405,346
Total Government And Agency Obligations (cost $1,062,887)		1,065,359
SHORT TERM INVESTMENTS 7.4%
Investment Companies 6.7%
JNL Money Market Fund, 0.53% (k) (l)	460,336	460,336
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 0.63% (k) (l)	49,730	49,730
Total Short Term Investments (cost $510,066)		510,066
Total Investments 102.6% (cost $6,321,412)		7,062,990
Total Forward Sales Commitments (0.1)% (proceeds $6,310)		(6,328)
Other Derivative Instruments (0.0)%		(134)
Other Assets and Liabilities, Net (2.5)%		(172,866)
Total Net Assets 100.0%		$6,883,662

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $370,803 and 5.4%, respectively.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(h) Perpetual security.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

March 31, 2017, the total payable for investments purchased on a delayed delivery basis was $147,141.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association
TBA, 4.50%, 04/15/47 (a)	(5,900)	$(6,328)
Total Government And Agency Obligations (proceeds $6,310)		(6,328)
Total Forward Sales Commitments (0.1%) (proceeds $6,310)		$(6,328)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2017, the total proceeds for investments sold on a delayed delivery basis was $6,310.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note, 10-Year	(673)	June 2017	(83,553)	$(147)	$(278)
Ultra Long Term U.S. Treasury Bond	42	June 2017	6,712	13	34
				$(134)	$(244)

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/WMC Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 26.3%
U.S. Government Agency Obligations 8.6%
Federal Farm Credit Bank
1.03%, 04/28/17 (a) (b)	9,600	$9,600
Federal Home Loan Bank
0.88%, 05/24/17 (b)	44,930	44,946
1.00%, 06/21/17 (b)	59,000	59,054
1.03%, 08/25/17 (a) (b)	3,170	3,174
Federal Home Loan Mortgage Corp.
1.00%, 07/28/17 (b)	6,000	6,007
0.92%, 11/13/17 (a) (b)	3,180	3,181
		125,962
U.S. Treasury Securities 17.7%
U.S. Treasury Note
0.88%, 05/15/17 - 06/15/17	70,000	70,036
0.86%, 07/31/17 (a)	26,000	25,996
0.95%, 10/31/17 (a)	20,000	20,001
0.97%, 04/30/18 (a)	45,000	45,033
0.96%, 07/31/18 (a)	60,000	60,025
0.95%, 10/31/18 (a)	37,500	37,502
		258,593
Total Government And Agency Obligations (cost $384,555)		384,555
SHORT TERM INVESTMENTS 56.1%
Repurchase Agreements 13.1%
Repurchase Agreements (c)		191,500
	Shares/Par†	Value
Treasury Securities 13.2%
U.S. Treasury Bill
0.48%, 04/27/17	20,000	19,992
0.49%, 05/04/17	45,920	45,896
0.67%, 05/11/17	29,851	29,831
0.51%, 05/18/17	98,174	98,096
		193,815
U.S. Government Agency Obligations 29.8%
Federal Home Loan Bank
0.53%, 04/12/17 (b)	11,000	10,998
0.54%, 04/19/17 (b)	40,000	39,989
0.54%, 04/21/17 (b)	36,000	35,989
0.55%, 04/26/17 - 05/17/17 (b)	117,500	117,434
0.76%, 04/28/17 (b)	35,000	34,980
0.54%, 05/05/17 (b)	50,804	50,778
0.55%, 05/10/17 (b)	37,402	37,380
0.55%, 05/26/17 (b)	13,200	13,189
0.68%, 05/31/17 (b)	15,000	14,983
0.56%, 05/24/17 - 06/01/17 (b)	66,500	66,444
0.65%, 06/21/17 - 06/23/17 (b)	14,600	14,578
		436,742
Total Short Term Investments (cost $822,057)		822,057
Total Investments 82.4% (cost $1,206,612)		1,206,612
Other Assets and Liabilities, Net 17.6%		257,479
Total Net Assets 100.0%		$1,464,091

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at March 31, 2017, see Repurchase Agreements in these Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par†	Collateral Value†	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
BCL	U.S. Treasury Note, 1.88-3.00%, due 01/31/22-02/15/47	22,444	22,440	0.77%	03/31/17	04/03/17	$22,001	22,000	$22,000
BMO	U.S. Treasury Note, 0.88-3.13%, due 04/30/18-05/15/26	5,426	5,406	0.78	03/31/17	04/03/17	5,300	5,300	5,300
BNP	Federal National Mortgage Corp., 2.63-3.50%, due 01/01/34-12/01/44	9,766	10,191
	Federal National Mortgage Association, 3.50-5.00%, due 07/01/34-02/01/41	955	996
	Government National Mortgage Association, 2.13-3.00%, due 08/20/39-01/20/46	22	22
	U.S. Treasury Note, 2.13-2.25%, due 11/30/17-03/31/24	11	11
		10,753	11,220	0.80	03/31/17	04/03/17	11,001	11,000	11,000
BOA	Government National Mortgage Association, 3.50%, due 02/20/47	14,728	15,300	0.80	03/31/17	04/03/17	15,001	15,000	15,000
DUB	U.S. Treasury Note, 2.13-6.50%, due 11/15/26-02/15/46	3,112	4,080	0.81	03/31/17	04/03/17	4,000	4,000	4,000
GSC	Government National Mortgage Association, 3.50%, due 09/20/46-11/20/46	19,530	20,400	0.79	03/31/17	04/07/17	20,003	20,000	20,000
GSC	Federal National Mortgage Association, 4.00-4.50%, due 04/01/42-01/01/44	23,591	25,500	0.79	03/31/17	04/03/17	25,002	25,000	25,000
GSC	Government National Mortgage Association, 3.50-4.00%, due 02/20/45-02/20/47	39,023	40,800	0.76	03/29/17	04/05/17	40,006	40,000	40,000
GSC	Government National Mortgage Association, 3.50-4.00%, due 07/20/46-03/20/47	38,857	40,800	0.77	03/27/17	04/03/17	40,006	40,000	40,000
RBC	Federal National Mortgage Corp., 2.34-4.50%, due 09/01/37-12/01/45	808	835
	Federal National Mortgage Association, 2.11-4.23%, due 11/01/26- 03/01/47	3,264	3,449
	Government National Mortgage Association, 4.00%, due 02/20/47	1	1
		4,073	4,285	0.77	03/31/17	04/03/17	4,200	4,200	4,200
TDS	Federal National Mortgage Association, 4.00%, due 02/01/47	4,851	5,100	0.81	03/31/17	04/03/17	5,000	5,000	5,000
									$191,500

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/WMC Value Fund
COMMON STOCKS 99.1%
Consumer Discretionary 10.2%
CBS Corp. - Class B	267	$18,498
Comcast Corp. - Class A	504	18,931
Hilton Worldwide Holdings Inc.	341	19,905
Home Depot Inc.	111	16,248
Liberty Interactive Corp. QVC Group - Class A (a)	620	12,414
Lowe's Cos. Inc.	117	9,613
Norwegian Cruise Line Holdings Ltd. (a)	356	18,034
Pulte Homes Inc.	891	20,994
Signet Jewelers Ltd.	124	8,619
Thomson Reuters Corp.	360	15,550
Viacom Inc. - Class B	395	18,396
		177,202
Consumer Staples 5.4%
British American Tobacco Plc	358	23,734
Kraft Heinz Foods Co.	161	14,590
Mondelez International Inc. - Class A	404	17,397
Philip Morris International Inc.	266	30,048
Unilever NV - ADR	171	8,490
		94,259
Energy 11.0%
Anadarko Petroleum Corp.	163	10,136
Canadian Natural Resources Ltd.	391	12,834
Chevron Corp.	366	39,273
EOG Resources Inc.	266	25,932
Exxon Mobil Corp.	299	24,523
Halliburton Co.	495	24,350
Marathon Oil Corp.	1,258	19,877
Occidental Petroleum Corp.	158	10,018
Pioneer Natural Resources Co.	103	19,092
Southwestern Energy Co. (a)	723	5,906
		191,941
Financials 27.4%
American International Group Inc.	281	17,559
Bank of America Corp.	865	20,408
BlackRock Inc.	61	23,513
Chubb Ltd.	192	26,205
Citigroup Inc.	732	43,805
Goldman Sachs Group Inc.	95	21,890
Intercontinental Exchange Inc.	290	17,386
Invesco Ltd.	657	20,125
JPMorgan Chase & Co.	911	80,041
M&T Bank Corp.	154	23,890
Marsh & McLennan Cos. Inc.	306	22,581
MetLife Inc.	398	21,008
PNC Financial Services Group Inc.	372	44,738
Principal Financial Group Inc.	245	15,470
Unum Group	257	12,030
Wells Fargo & Co.	1,168	65,009
		475,658
Health Care 11.9%
Allergan Plc	89	21,238
Amgen Inc.	105	17,168
AstraZeneca Plc - ADR (b)	573	17,855
Bristol-Myers Squibb Co.	420	22,829
Medtronic Plc	336	27,073

	Shares/Par†	Value
Merck & Co. Inc.	739	46,978
Pfizer Inc.	260	8,900
Roche Holding AG	81	20,704
UnitedHealth Group Inc.	151	24,820
		207,565
Industrials 12.0%
3M Co.	110	21,018
Caterpillar Inc.	159	14,722
Eaton Corp. Plc	391	28,976
Fortune Brands Home & Security Inc.	303	18,429
General Electric Co.	1,001	29,841
Ingersoll-Rand Plc	315	25,617
Nielsen Holdings Plc	330	13,650
Triumph Group Inc.	329	8,461
Union Pacific Corp.	207	21,955
United Technologies Corp.	228	25,633
		208,302
Information Technology 13.0%
Analog Devices Inc.	141	11,528
Apple Inc.	100	14,388
Cisco Systems Inc.	1,589	53,693
Cognizant Technology Solutions Corp. - Class A (a)	338	20,092
eBay Inc. (a)	287	9,619
Intel Corp.	988	35,619
Maxim Integrated Products Inc.	546	24,560
Microsoft Corp.	297	19,581
Nokia Oyj - ADR (b)	2,526	13,691
QUALCOMM Inc.	420	24,105
		226,876
Materials 2.3%
Dow Chemical Co.	391	24,868
International Paper Co.	293	14,899
		39,767
Real Estate 1.0%
Park Hotels & Resorts Inc.	664	17,056
Telecommunication Services 1.3%
Verizon Communications Inc.	449	21,873
Utilities 3.6%
Dominion Resources Inc.	147	11,396
Edison International	212	16,887
Eversource Energy	371	21,834
NextEra Energy Inc.	100	12,782
		62,899
Total Common Stocks (cost $1,297,171)		1,723,398
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.2%
JNL Money Market Fund, 0.53% (c) (d)	19,901	19,901
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	11,177	11,177
Total Short Term Investments (cost $31,078)		31,078
Total Investments 100.9% (cost $1,328,249)		1,754,476
Other Assets and Liabilities, Net (0.9)%		(15,604)
Total Net Assets 100.0%		$1,738,872

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Currency Abbreviations:

ARS - Argentine Peso	DOP - Dominican Peso	KRW - Korean Won	SEK - Swedish Krona
AUD - Australian Dollar	EGP - Egyptian Pound	MXN - Mexican Peso	SGD - Singapore Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	THB - Thai Baht
CAD - Canadian Dollar	GBP - British Pound	NOK - Norwegian Krone	TRY - New Turkish Lira
CHF - Swiss Franc	GHS - Ghanaian Cedi	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CLP - Chilean Peso	HKD - Hong Kong Dollar	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	PHP - Philippine Peso	UYU - Uruguayan Peso
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PLN - Polish Zloty	ZAR - South African Rand
COP - Colombian Peso	ILS - Israeli New Shekel	RON - Romanian New Leu
CZK - Czech Republic Korunas	INR - Indian Rupee	RSD - Serbian Dinar
DKK - Danish Krone	JPY - Japanese Yen	RUB - Russian Ruble

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	FDR - Fiduciary Depository Receipt
ABS - Asset Backed Security	FTSE - Financial Times and the London Stock Exchange
ADR - American Depositary Receipt	GDR - Global Depository Receipt
ASX - Australian Stock Exchange	IBEX - Iberia Index
CAC - Cotation Assistee en Continu	iTraxx - Group of international credit derivative indices monitored by the
CAPE - Cyclically Adjusted Price Earnings	International Index Company
CDI - Chess Depository Interest	KCBT - Kansas City Board of Trade
CDO - Collateralized Debt Obligation	KOSPI - Korea Composite Stock Price Index
CDX.EM - Credit Default Swap Index - Emerging Markets	LIBOR - London Interbank Offered Rate
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	LME - London Metal Exchange
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	MIB - Milano Indice Borsa
CMBX.NA.AAA - Commercial Mortgage-backed Securities Index - North	MICEX - Moscow Interbank Currency Exchange Index
American	MSCI - Morgan Stanley Capital International
CLO - Collateralized Loan Obligation	NASDAQ - National Association of Securities Dealers Automated Quotations
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted CVA - Commanditaire Vennootschap op Aandelen	NVDR - Non-Voting Depository Receipt OAT - Obligations Assimilables du Tresor
EAFE - Europe, Australia and Far East	PJSC - Private Joint Stock Co.
ETF - Exchange Traded Fund	RBOB - Reformulated Blendstock for Oxygenate Blending
Euribor- Europe Interbank Offered Rate	REIT - Real Estate Investment Trust
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	REMIC - Real Estate Mortgage Investment Conduit
with a term of 4.5 to 5.5 years	S&P - Standard & Poor's
Euro-Bund - debt instrument issued by the Federal Republic of Germany	SDR - Swedish Depository Receipt
with a term of 8.5 to 10.5 years	SGX - Singapore Exchange
Euro-Buxl - debt instrument issued by the Federal Republic of Germany	SPDR - Standard & Poor's Depository Receipt
with a term of 24 to 35 years	SPI - Schedule Performance Index
Euro-BTP - debt instrument issued by the Republic of Italy	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
with a term of 2 to 11 years	TES - Peso Denominated Treasury Bonds
Euro-OAT - debt instrument issued by the Republic of France with a term of 8.5 to 10.5 years	UFJ - United Financial of Japan ULSD - Ultra-low sulfur diesel
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	WTI - West Texas Intermediate
with a term of 1.75 to 2.25 years

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	JPM - J.P. Morgan Securities Inc.
BMO - BMO Capital Markets Corp.	MLP - Merrill Lynch Professional Clearing Corp.
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co. Inc.
BNY - BNY Capital Markets	NSI - Nomura Securities International
BOA - Bancamerica Securities/Bank of America NA	RBC - Royal Bank of Canada
CBA - Commonwealth Bank of Australia	RBS - Royal Bank of Scotland
CGM - Citigroup Global Markets	SCB - Standard Chartered Bank
CIT - Citibank, Inc.	SGA - SG Americas Securities, LLC
CSI - Credit Suisse Securities, LLC	SGB - Societe Generale Bannon LLC
DUB - Deutsche Bank Alex Brown Inc.	SSB - State Street Brokerage Services, Inc.
GSC - Goldman Sachs & Co.	TDS - TD Securities Inc.
GSI - Goldman Sachs International	UBS - UBS Securities LLC
HSB - HSBC Securities Inc.	WBC - Westpac Banking Corporation

† Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

"-” Amount rounds to less than one thousand or 0.05%.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Funded portions of credit agreements are presented in the Schedules of Investments. The following table details unfunded loan commitments (in thousands) at March 31, 2017:

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/Crescent High Income Fund
Avantor Performance Materials Holdings LLC Delayed Draw Term Loan	7	—
Avantor Performance Materials Holdings LLC 1st Lien Term Loan	7	—
SRP Cos. Inc. Delayed Draw Term Loan*	215	—
	229	—
JNL Multi-Manager Alternative Fund
Go Daddy Operating Co. LLC Delayed Draw Term Loan	756	—

JNL/Neuberger Berman Strategic Income Fund
CH Hold Corp. Delayed Draw Term Loan B	25	—
Go Daddy Operating Co. LLC Delayed Draw Term Loan	219	1
Oberthur Technologies SA Term Loan B-2	169	(1)
	229	—
JNL/PPM America Floating Rate Income Fund
Acrisure LLC Term Loan B	98	2
Avantor Performance Materials Holdings LLC Delayed Draw Term Loan	60	—
Go Daddy Operating Co. LLC Delayed Draw Term Loan	2,988	10
Kenan Advantage Group Inc. Strip Delayed Draw Term Loan	140	(1)
TricorBraun Holdings Inc. 1st Lien Delayed Draw Term Loan	324	6
	3,610	17

* Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in these Notes to the Schedules of Investments.

Security Valuation. Under the JNL Series Trust's (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The Net Asset Value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser(s), a broker/dealer or widely used quotation system. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FASB ASC Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of March 31, 2017 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL/AB Dynamic Asset Allocation Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Investment Companies	29,641	—	—	—	29,641
Short Term Investments	2,183	3,366	—	—	5,549
	31,824	3,366	—	—	35,190
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	30	—	—	30
OTC Total Return Swap Agreements	—	35	—	—	35
Centrally Cleared Interest Rate Swap Agreements	—	3	—	—	3
Futures Contracts	59	—	—	—	59
	59	68	—	—	127
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(58)	—	—	(58)
Futures Contracts	(11)	—	—	—	(11)
Centrally Cleared Interest Rate Swap Agreements	—	(16)	—	—	(16)
	(11)	(74)	—	—	(85)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/AQR Managed Futures Strategy Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Short Term Investments	303,376	305,731	—	—	609,107
	303,376	305,731	—	—	609,107
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	1,136	—	—	1,136
Open Forward Foreign Currency Contracts	—	5,988	—	—	5,988
Futures Contracts	8,240	—	—	—	8,240
	8,240	7,124	—	—	15,364
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(1,569)	—	—	(1,569)
Open Forward Foreign Currency Contracts	—	(11,456)	—	—	(11,456)
Futures Contracts	(8,595)	—	—	—	(8,595)
	(8,595)	(13,025)	—	—	(21,620)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks
Consumer Discretionary	190,949	133,454	267	—	324,670
Consumer Staples	39,224	79,067	—	—	118,291
Energy	120,715	51,281	—	—	171,996
Financials	186,741	105,844	—	—	292,585
Health Care	168,877	86,376	—	—	255,253
Industrials	71,509	190,628	—	—	262,137
Information Technology	199,047	63,989	11	—	263,047
Materials	55,264	61,214	—	—	116,478
Real Estate	17,354	48,994	—	—	66,348
Telecommunication Services	21,534	58,112	—	—	79,646
Utilities	45,878	25,054	—	—	70,932
Trust Preferred	7,539	—	—	—	7,539
Preferred Stocks	33,264	11,147	33,004	—	77,415
Warrants	—	44	—	—	44
Non-U.S. Government Agency Asset-Backed Securities	—	2,557	—	—	2,557
Corporate Bonds And Notes	—	257,441	923	—	258,364
Variable Rate Senior Loan Interests	—	12,818	3,213	—	16,031
Government And Agency Obligations	—	773,657	—	—	773,657
Investment Companies	124,868	—	—	—	124,868
Short Term Investments	—	504,143	—	81,278	585,421
	1,282,763	2,465,820	37,418	81,278	3,867,279
Liabilities - Securities
Common Stocks	(34,623)	—	—	—	(34,623)
	(34,623)	—	—	—	(34,623)
Assets - Investments in Other Financial Instruments[2]
OTC Cross-Currency Swap Agreements	—	2,053	—	—	2,053
OTC Purchased Options	—	30,065	—	—	30,065
OTC Total Return Swap Agreements	—	3,833	—	—	3,833
Open Forward Foreign Currency Contracts	—	1,534	—	—	1,534
Centrally Cleared Credit Default Swap Agreements	—	11	—	—	11
Centrally Cleared Interest Rate Swap Agreements	—	999	—	—	999
Futures Contracts	359	—	—	—	359
	359	38,495	—	—	38,854
Liabilities - Investments in Other Financial Instruments[2]
OTC Cross-Currency Swap Agreements	—	(270)	—	—	(270)
OTC Written Barrier Options	—	(21)	—	—	(21)
OTC Written Options	—	(5,266)	—	—	(5,266)
Centrally Cleared Interest Rate Swap Agreements	—	(4,592)	—	—	(4,592)
Futures Contracts	(57)	—	—	—	(57)
Open Forward Foreign Currency Contracts	—	(4,111)	—	—	(4,111)
	(57)	(14,260)	—	—	(14,317)
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	2,625,870	74,084	—	—	2,699,954
Preferred Stocks	—	—	8,723	—	8,723
Short Term Investments	29,169	—	—	202	29,371
	2,655,039	74,084	8,723	202	2,738,048
JNL/BlackRock Natural Resources Fund
Assets - Securities
Common Stocks	869,988	14,291	—	—	884,279
Short Term Investments	16,099	—	—	545	16,644
	886,087	14,291	—	545	900,923

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/Boston Partners Global Long Short Equity Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	424,166	219,387	—	—	643,553
Preferred Stocks	—	6,504	—	—	6,504
Short Term Investments	63,200	—	—	—	63,200
	487,366	225,891	—	—	713,257
Liabilities - Securities
Common Stocks	(198,938)	(88,651)	—	—	(287,589)
	(198,938)	(88,651)	—	—	(287,589)
Assets - Investments in Other Financial Instruments[2]
OTC Contracts for Difference	—	322	—	—	322
Exchange Traded Purchased Options	888	—	—	—	888
	888	322	—	—	1,210
Liabilities - Investments in Other Financial Instruments[2]
OTC Contracts for Difference	—	(896)	—	—	(896)
Exchange Traded Written Options	(1,052)	—	—	—	(1,052)
	(1,052)	(896)	—	—	(1,948)
JNL/Brookfield Global Infrastructure and MLP Fund
Assets - Securities
Common Stocks	663,669	330,586	—	—	994,255
Short Term Investments	11,401	—	—	33,409	44,810
	675,070	330,586	—	33,409	1,039,065
JNL/Capital Guardian Global Balanced Fund
Assets - Securities
Common Stocks
Consumer Discretionary	20,186	26,446	—	—	46,632
Consumer Staples	7,883	15,219	—	—	23,102
Energy	14,625	2,281	—	—	16,906
Financials	13,986	36,651	—	—	50,637
Health Care	6,772	10,098	—	—	16,870
Industrials	20,581	11,697	—	—	32,278
Information Technology	18,988	18,926	—	—	37,914
Materials	12,803	9,490	—	—	22,293
Real Estate	2,665	3,496	—	—	6,161
Telecommunication Services	8,991	14,869	—	—	23,860
Utilities	5,730	7,645	—	—	13,375
Preferred Stocks	3,485	—	72	—	3,557
Non-U.S. Government Agency Asset-Backed Securities	—	1,230	—	—	1,230
Corporate Bonds And Notes	—	30,668	—	—	30,668
Government And Agency Obligations	—	121,468	—	—	121,468
Short Term Investments	17,955	62	—	241	18,258
	154,650	310,246	72	241	465,209
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	539	—	—	539
	—	539	—	—	539
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(356)	—	—	(356)
	—	(356)	—	—	(356)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	65,447	728,619	—	—	794,066
Preferred Stocks	—	35,858	—	—	35,858
Short Term Investments	24,437	—	—	—	24,437
	89,884	764,477	—	—	854,361
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Crescent High Income Fund
Assets - Securities
Corporate Bonds And Notes	—	518,032	2,016	—	520,048
Variable Rate Senior Loan Interests[3]	—	81,185	12,590	—	93,775
Short Term Investments	45,860	—	—	—	45,860
	45,860	599,217	14,606	—	659,683
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,047,431	—	—	—	1,047,431
Rights	—	—	21	—	21
Corporate Bonds And Notes	—	26	—	—	26
Short Term Investments	16,842	—	—	—	16,842
	1,064,273	26	21	—	1,064,320

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/DoubleLine Emerging Markets Fixed Income Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Corporate Bonds And Notes	—	105,320	—	—	105,320
Government And Agency Obligations	—	53,505	—	—	53,505
Short Term Investments	14,804	—	—	—	14,804
	14,804	158,825	—	—	173,629
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	368,780	3,666	—	372,446
Corporate Bonds And Notes	—	124,018	—	—	124,018
Variable Rate Senior Loan Interests	—	55,445	—	—	55,445
Government And Agency Obligations	—	220,984	—	—	220,984
Short Term Investments	95,985	—	—	—	95,985
	95,985	769,227	3,666	—	868,878
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	54,294	—	—	54,294
	—	54,294	—	—	54,294
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(418)	—	—	(418)
	—	(418)	—	—	(418)
JNL/FPA + DoubleLine Flexible Allocation Fund
Assets - Securities
Common Stocks	958,598	218,180	4,267	—	1,181,045
Non-U.S. Government Agency Asset-Backed Securities	—	262,502	—	—	262,502
Corporate Bonds And Notes	—	168,463	—	—	168,463
Variable Rate Senior Loan Interests	—	43,918	—	—	43,918
Government And Agency Obligations	—	359,177	—	—	359,177
Short Term Investments	41,162	—	—	—	41,162
	999,760	1,052,240	4,267	—	2,056,267
Liabilities - Securities
Common Stocks	(21,671)	(101,907)	—	—	(123,578)
Investment Companies	(5,866)	—	—	—	(5,866)
	(27,537)	(101,907)	—	—	(129,444)
JNL/Franklin Templeton Global Growth Fund
Assets - Securities
Common Stocks
Canada	15,370	—	—	—	15,370
China	16,080	18,319	—	—	34,399
France	—	60,696	—	—	60,696
Germany	10,532	44,284	—	—	54,816
Hong Kong	—	12,544	—	—	12,544
India	—	9,942	—	—	9,942
Ireland	24,401	7,351	—	—	31,752
Israel	18,023	—	—	—	18,023
Italy	—	15,054	—	—	15,054
Japan	—	41,393	—	—	41,393
Netherlands	—	49,491	—	—	49,491
Portugal	—	11,258	—	—	11,258
Russian Federation	—	10,496	—	—	10,496
Singapore	—	21,842	—	—	21,842
South Korea	12,743	49,460	—	—	62,203
Spain	—	9,765	—	—	9,765
Sweden	—	18,053	—	—	18,053
Switzerland	—	23,492	—	—	23,492
Thailand	—	5,408	—	—	5,408
Turkey	6,285	—	—	—	6,285
United Kingdom	—	100,762	—	—	100,762
United States of America	310,360	4,973	—	—	315,333
Corporate Bonds And Notes	—	10,550	—	—	10,550
Short Term Investments	61,842	—	—	42,044	103,886
	475,636	525,133	—	42,044	1,042,813
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/Franklin Templeton Global Multisector Bond Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Corporate Bonds And Notes	—	16,283	—	—	16,283
Government And Agency Obligations	—	1,210,104	—	—	1,210,104
Preferred Stocks	—	—	191	—	191
Common Stocks	—	—	176	—	176
Warrants	—	—	—	—	—
Short Term Investments	260,843	159,221	—	—	420,064
	260,843	1,385,608	367	—	1,646,818
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	29,234	—	—	29,234
Centrally Cleared Interest Rate Swap Agreements	—	8,465	—	—	8,465
	—	37,699	—	—	37,699
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(17,681)	—	—	(17,681)
Centrally Cleared Interest Rate Swap Agreements	—	(4,795)	—	—	(4,795)
	—	(22,476)	—	—	(22,476)
JNL/Franklin Templeton Income Fund
Assets - Securities
Equity Linked Structured Notes	—	121,421	—	—	121,421
Common Stocks	1,076,619	90,711	369	—	1,167,699
Preferred Stocks	41,199	1,103	435	—	42,737
Corporate Bonds And Notes	—	933,029	—	—	933,029
Variable Rate Senior Loan Interests	—	62,290	—	—	62,290
Other Equity Interests	—	—	1	—	1
Short Term Investments	199,007	—	—	156,695	355,702
	1,316,825	1,208,554	805	156,695	2,682,879
JNL/Franklin Templeton International Small Cap Growth Fund
Assets - Securities
Common Stocks
Belgium	2,485	1,046	—	—	3,531
Bermuda	15,156	—	—	—	15,156
Brazil	3,089	—	—	—	3,089
Canada	46,315	—	—	—	46,315
China	9,164	3,028	—	—	12,192
Denmark	8,742	6,998	—	—	15,740
Finland	10,977	6,140	—	—	17,117
France	20,816	5,245	—	—	26,061
Germany	2,503	10,444	—	—	12,947
Greece	6,458	—	—	—	6,458
Hong Kong	—	18,638	—	—	18,638
India	—	4,876	—	—	4,876
Ireland	37,630	16,045	—	—	53,675
Italy	1,326	7,315	—	—	8,641
Japan	—	44,748	—	—	44,748
Luxembourg	—	2,387	—	—	2,387
Netherlands	9,046	8,725	—	—	17,771
Norway	2,146	—	—	—	2,146
Philippines	1,656	635	—	—	2,291
Poland	—	1,517	—	—	1,517
Singapore	14,521	4,302	—	—	18,823
South Korea	—	8,712	—	—	8,712
Spain	9,352	9,928	—	—	19,280
Sweden	6,482	3,507	—	—	9,989
Switzerland	8,825	13,020	—	—	21,845
Taiwan	—	7,999	—	—	7,999
Thailand	—	1,848	—	—	1,848
United Kingdom	63,563	48,941	—	—	112,504
United States of America	18,164	—	—	—	18,164
Preferred Stocks	1,202	—	—	—	1,202
Rights	317	—	—	—	317
Investment Companies	1,023	—	—	—	1,023
Short Term Investments	12,300	—	—	14,860	27,160
	313,258	236,044	—	14,860	564,162
JNL/Franklin Templeton Mutual Shares Fund
Assets - Securities
Common Stocks	941,299	142,478	3,263	—	1,087,040
Corporate Bonds And Notes	—	20,407	—	—	20,407
Variable Rate Senior Loan Interests	—	28,132	—	—	28,132
Government And Agency Obligations	—	2,950	—	—	2,950
Other Equity Interests	—	983	—	—	983
Short Term Investments	88,567	2,990	—	2,200	93,757
	1,029,866	197,940	3,263	2,200	1,233,269

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/Franklin Templeton Mutual Shares Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	4	—	—	4
	—	4	—	—	4
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1,099)	—	—	(1,099)
	—	(1,099)	—	—	(1,099)
JNL/Goldman Sachs Core Plus Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	170,969	14,254	—	185,223
Corporate Bonds And Notes	—	320,722	—	—	320,722
Government And Agency Obligations	—	594,992	337	—	595,329
Other Equity Interests	—	—	—	—	—
Credit Linked Structured Notes	—	4,995	—	—	4,995
Common Stocks	—	—	—	—	—
Short Term Investments	15,131	26,637	—	—	41,768
	15,131	1,118,315	14,591	—	1,148,037
Liabilities - Securities
Government And Agency Obligations	—	(16,322)	—	—	(16,322)
	—	(16,322)	—	—	(16,322)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	4,423	—	—	4,423
OTC Interest Rate Swap Agreements	—	133	—	—	133
Futures Contracts	865	—	—	—	865
Centrally Cleared Credit Default Swap Agreements	—	37	—	—	37
Centrally Cleared Interest Rate Swap Agreements	—	2,082	—	—	2,082
	865	6,675	—	—	7,540
Liabilities - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	(643)	—	—	(643)
OTC Interest Rate Swap Agreements	—	(340)	—	—	(340)
OTC Non-Deliverable Bond Forward Contracts	—	(18)	—	—	(18)
Open Forward Foreign Currency Contracts	—	(7,980)	—	—	(7,980)
Centrally Cleared Credit Default Swap Agreements	—	(33)	—	—	(33)
Centrally Cleared Interest Rate Swap Agreements	—	(2,110)	—	—	(2,110)
Futures Contracts	(569)	—	—	—	(569)
	(569)	(11,124)	—	—	(11,693)
JNL/Goldman Sachs Emerging Markets Debt Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	91	—	—	91
Corporate Bonds And Notes	—	76,682	—	—	76,682
Government And Agency Obligations	—	193,163	—	—	193,163
Credit Linked Structured Notes	—	26,158	—	—	26,158
Common Stocks	—	—	26	—	26
Short Term Investments	3,276	1,816	—	—	5,092
	3,276	297,910	26	—	301,212
Assets - Investments in Other Financial Instruments[2]
OTC Interest Rate Swap Agreements	—	2,171	—	—	2,171
OTC Non-Deliverable Bond Forward Contracts	—	28	—	—	28
Open Forward Foreign Currency Contracts	—	3,739	—	—	3,739
Centrally Cleared Interest Rate Swap Agreements	—	659	—	—	659
Futures Contracts	5	—	—	—	5
	5	6,597	—	—	6,602
Liabilities - Investments in Other Financial Instruments[2]
OTC Cross-Currency Swap Agreements	—	(3,557)	—	—	(3,557)
OTC Interest Rate Swap Agreements	—	(2,165)	—	—	(2,165)
OTC Non-Deliverable Bond Forward Contracts	—	(28)	—	—	(28)
OTC Credit Default Swap Agreements	—	(1,027)	—	—	(1,027)
Centrally Cleared Interest Rate Swap Agreements	—	(100)	—	—	(100)
Futures Contracts	(48)	—	—	—	(48)
Open Forward Foreign Currency Contracts	—	(3,203)	—	—	(3,203)
	(48)	(10,080)	—	—	(10,128)
JNL/Goldman Sachs Mid Cap Value Fund
Assets - Securities
Common Stocks	819,474	—	—	—	819,474
Short Term Investments	42,563	—	—	—	42,563
	862,037	—	—	—	862,037
JNL/Goldman Sachs U.S. Equity Flex Fund
Assets - Securities
Common Stocks	461,900	—	—	—	461,900
Short Term Investments	7,518	—	—	—	7,518
	469,418	—	—	—	469,418
Liabilities - Securities
Common Stocks	(101,330)	—	—	—	(101,330)
	(101,330)	—	—	—	(101,330)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/Harris Oakmark Global Equity Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
China	2,055	—	—	—	2,055
France	—	6,757	—	—	6,757
Germany	—	7,088	—	—	7,088
Italy	—	3,595	—	—	3,595
Japan	—	3,747	—	—	3,747
Mexico	2,485	—	—	—	2,485
Netherlands	—	1,352	—	—	1,352
South Korea	—	966	—	—	966
Sweden	—	463	—	—	463
Switzerland	—	15,380	—	—	15,380
United Kingdom	3,776	3,255	—	—	7,031
United States of America	22,654	—	—	—	22,654
Short Term Investments	2,496	—	—	—	2,496
	33,466	42,603	—	—	76,069
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(9)	—	—	(9)
	—	(9)	—	—	(9)
JNL/Invesco China-India Fund
Assets - Securities
Common Stocks	97,790	359,867	—	—	457,657
Short Term Investments	6,695	—	—	2,443	9,138
	104,485	359,867	—	2,443	466,795
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
Australia	—	110,675	—	—	110,675
Canada	47,771	—	—	—	47,771
China	—	23,172	—	—	23,172
France	—	60,286	—	—	60,286
Germany	—	44,437	—	—	44,437
Hong Kong	—	122,169	—	—	122,169
Ireland	7,485	—	—	—	7,485
Japan	23,996	170,077	—	—	194,073
Luxembourg	—	14,881	—	—	14,881
Malta	—	—	84	—	84
Netherlands	—	10,517	—	—	10,517
Singapore	797	39,568	—	—	40,365
Spain	—	15,582	—	—	15,582
Sweden	—	19,085	—	—	19,085
Switzerland	—	17,405	—	—	17,405
United Kingdom	31,424	53,653	—	—	85,077
United States of America	981,229	—	—	—	981,229
Short Term Investments	28,909	—	—	—	28,909
	1,121,611	701,507	84	—	1,823,202
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	287,491	938,174	—	—	1,225,665
Short Term Investments	126,168	—	—	—	126,168
	413,659	938,174	—	—	1,351,833
JNL/Invesco Mid Cap Value Fund
Assets - Securities
Common Stocks	609,568	5,243	—	—	614,811
Short Term Investments	27,625	—	—	—	27,625
	637,193	5,243	—	—	642,436
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,522,698	—	—	—	1,522,698
Short Term Investments	55,244	—	—	—	55,244
	1,577,942	—	—	—	1,577,942
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	1,640,217	—	—	—	1,640,217
Short Term Investments	119,788	—	—	—	119,788
	1,760,005	—	—	—	1,760,005

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/JPMorgan U.S. Government & Quality Bond Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	63,164	—	—	63,164
Corporate Bonds And Notes	—	76,089	—	—	76,089
Government And Agency Obligations	—	1,212,557	—	—	1,212,557
Short Term Investments	43,389	—	—	—	43,389
	43,389	1,351,810	—	—	1,395,199
JNL/Lazard Emerging Markets Fund
Assets - Securities
Common Stocks
Argentina	21,549	—	—	—	21,549
Brazil	120,446	—	—	—	120,446
China	74,079	71,724	—	—	145,803
Egypt	9,083	—	—	—	9,083
Hungary	—	17,066	—	—	17,066
India	—	94,053	—	—	94,053
Indonesia	17,548	33,562	—	—	51,110
Malaysia	6,083	—	—	—	6,083
Mexico	31,201	—	—	—	31,201
Pakistan	6,517	11,433	—	—	17,950
Philippines	8,070	—	—	—	8,070
Russian Federation	16,978	59,984	—	—	76,962
South Africa	—	80,335	—	—	80,335
South Korea	20,628	108,127	—	—	128,755
Taiwan	47,350	—	—	—	47,350
Thailand	—	10,016	—	—	10,016
Turkey	—	46,803	—	—	46,803
Rights	285	—	—	—	285
Short Term Investments	66,199	—	—	—	66,199
	446,016	533,103	—	—	979,119
JNL/Mellon Capital Emerging Markets Index Fund
Assets - Securities
Common Stocks	229,006	831,508	899	—	1,061,413
Preferred Stocks	44,172	8,774	—	—	52,946
Rights	27	26	—	—	53
Short Term Investments	39,754	1,253	—	5,650	46,657
	312,959	841,561	899	5,650	1,161,069
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	101	—	—	—	101
	101	—	—	—	101
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(83)	—	—	(83)
	—	(83)	—	—	(83)
JNL/Mellon Capital European 30 Fund
Assets - Securities
Common Stocks	11,363	339,806	—	—	351,169
Preferred Stocks	12,328	—	—	—	12,328
Short Term Investments	194	—	—	—	194
	23,885	339,806	—	—	363,691
JNL/Mellon Capital Pacific Rim 30 Fund
Assets - Securities
Common Stocks	7,988	229,704	—	—	237,692
Investment Companies	4,856	—	—	—	4,856
Short Term Investments	507	—	—	—	507
	13,351	229,704	—	—	243,055
JNL/Mellon Capital S&P 500 Index Fund
Assets - Securities
Common Stocks	6,923,178	—	—	—	6,923,178
Short Term Investments	157,319	132,539	—	18,402	308,260
	7,080,497	132,539	—	18,402	7,231,438
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(397)	—	—	—	(397)
	(397)	—	—	—	(397)
JNL/Mellon Capital S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	2,872,283	—	—	—	2,872,283
Short Term Investments	30,724	16,717	—	69,021	116,462
	2,903,007	16,717	—	69,021	2,988,745
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	112	—	—	—	112
	112	—	—	—	112

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/Mellon Capital Small Cap Index Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	2,397,651	—	—	—	2,397,651
Corporate Bonds And Notes	—	932	—	—	932
Other Equity Interests	—	—	—	—	—
Short Term Investments	28,824	1,707	—	132,090	162,621
	2,426,475	2,639	—	132,090	2,561,204
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	410	—	—	—	410
	410	—	—	—	410
JNL/Mellon Capital International Index Fund
Assets - Securities
Common Stocks	68,423	2,324,367	7	—	2,392,797
Preferred Stocks	1,043	14,304	—	—	15,347
Rights	609	—	—	—	609
Other Equity Interests	—	—	—	—	—
Short Term Investments	26,961	2,501	—	73,135	102,597
	97,036	2,341,172	7	73,135	2,511,350
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	629	—	—	629
Futures Contracts	470	—	—	—	470
	470	629	—	—	1,099
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(20)	—	—	(20)
Futures Contracts	(228)	—	—	—	(228)
	(228)	(20)	—	—	(248)
JNL/Mellon Capital Bond Index Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	18,828	—	—	18,828
Corporate Bonds And Notes	—	292,219	—	—	292,219
Government And Agency Obligations	—	820,232	—	—	820,232
Short Term Investments	71,782	—	—	11,226	83,008
	71,782	1,131,279	—	11,226	1,214,287
Liabilities - Securities
Government And Agency Obligations	—	(3,130)	—	—	(3,130)
	—	(3,130)	—	—	(3,130)
JNL/Mellon Capital Utilities Sector Fund
Assets - Securities
Common Stocks	75,075	—	—	—	75,075
Short Term Investments	244	—	—	611	855
	75,319	—	—	611	75,930
JNL/Morgan Stanley Mid Cap Growth Fund
Assets - Securities
Common Stocks	150,526	—	1,175	—	151,701
Preferred Stocks	—	—	257	—	257
Short Term Investments	20,536	—	—	—	20,536
	171,062	—	1,432	—	172,494
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	304,731	53,793	355	—	358,879
Preferred Stocks	2,236	1,525	21	—	3,782
Rights	—	44	203	—	247
Warrants	—	6	—	—	6
Non-U.S. Government Agency Asset-Backed Securities	—	4,959	—	—	4,959
Corporate Bonds And Notes	—	231,030	—	—	231,030
Variable Rate Senior Loan Interests[3]	—	44,790	3,322	—	48,112
Government And Agency Obligations	—	66,306	—	—	66,306
Other Equity Interests	—	—	—	—	—
Investment Companies	175	—	—	—	175
Short Term Investments	159,171	—	—	—	159,171
	466,313	402,453	3,901	—	872,667
Liabilities - Securities
Common Stocks	(84,132)	(17,836)	—	—	(101,968)
Corporate Bonds And Notes	—	(220)	—	—	(220)
Government And Agency Obligations	—	(360)	—	—	(360)
Investment Companies	(17,210)	—	—	—	(17,210)
	(101,342)	(18,416)	—	—	(119,758)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL Multi-Manager Alternative Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Investments in Other Financial Instruments[2]
OTC Interest Rate Swap Agreements	—	211	—	—	211
Open Forward Foreign Currency Contracts	—	1,278	—	—	1,278
OTC Total Return Swap Agreements	—	403	—	—	403
OTC Purchased Options	—	395	—	—	395
Futures Contracts	977	—	—	—	977
Centrally Cleared Interest Rate Swap Agreements	—	4,119	—	—	4,119
Centrally Cleared Credit Default Swap Agreements	—	155	—	—	155
Exchange Traded Purchased Options	437	1	—	—	438
Exchange Traded Futures Options	3	—	—	—	3
	1,417	6,562	—	—	7,979
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(3,857)	—	—	(3,857)
Open Forward Foreign Currency Contracts	—	(1,929)	—	—	(1,929)
OTC Credit Default Swap Agreements	—	(85)	—	—	(85)
Centrally Cleared Credit Default Swap Agreements	—	(26)	—	—	(26)
Futures Contracts	(604)	—	—	—	(604)
Centrally Cleared Interest Rate Swap Agreements	—	(798)	—	—	(798)
Exchange Traded Futures Options	(17)	—	—	—	(17)
Exchange Traded Written Options	(993)	—	—	—	(993)
	(1,614)	(6,695)	—	—	(8,309)
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	831,868	—	—	—	831,868
Short Term Investments	36,827	—	—	—	36,827
	868,695	—	—	—	868,695
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	1,334,107	—	—	—	1,334,107
Rights	—	—	159	—	159
Short Term Investments	41,590	—	—	78,570	120,160
	1,375,697	—	159	78,570	1,454,426
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,097,643	—	—	—	1,097,643
Short Term Investments	26,583	—	—	34,173	60,756
	1,124,226	—	—	34,173	1,158,399
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	144,142	—	—	144,142
Corporate Bonds And Notes	—	127,278	—	—	127,278
Variable Rate Senior Loan Interests[3]	—	110,435	1,024	—	111,459
Government And Agency Obligations	—	279,541	—	—	279,541
Common Stocks	152	—	—	—	152
Investment Companies	59,401	—	—	—	59,401
Short Term Investments	38,502	6,988	—	—	45,490
	98,055	668,384	1,024	—	767,463
Liabilities - Securities
Variable Rate Senior Loan Interests[3]	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,005	—	—	—	1,005
	1,005	—	—	—	1,005
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,197)	—	—	—	(1,197)
	(1,197)	—	—	—	(1,197)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/Oppenheimer Emerging Markets Innovator Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
Brazil	19,667	—	—	—	19,667
Chile	1,342	—	—	—	1,342
China	33,119	27,432	—	—	60,551
Colombia	2,667	—	—	—	2,667
Egypt	4,374	—	—	—	4,374
Georgia	—	5,631	—	—	5,631
Greece	3,266	—	—	—	3,266
Hong Kong	1,683	10,733	—	—	12,416
Hungary	—	3,019	—	—	3,019
India	—	44,267	—	—	44,267
Indonesia	—	6,393	—	—	6,393
Kenya	847	—	—	—	847
Malaysia	2,653	10,975	—	—	13,628
Mexico	10,112	—	—	—	10,112
Pakistan	2,407	—	—	—	2,407
Peru	1,253	—	—	—	1,253
Philippines	—	4,134	—	—	4,134
Poland	4,605	—	—	—	4,605
Portugal	—	5,109	—	—	5,109
Russian Federation	939	5,486	—	—	6,425
South Africa	—	8,031	—	—	8,031
South Korea	8,216	26,824	—	—	35,040
Sri Lanka	4,822	—	—	—	4,822
Taiwan	12,795	30,445	—	—	43,240
Thailand	—	4,427	—	—	4,427
Turkey	2,809	—	—	—	2,809
United Arab Emirates	—	1,442	—	—	1,442
United States of America	1,729	—	—	—	1,729
Vietnam	1,061	—	—	—	1,061
Preferred Stocks	3,187	—	—	—	3,187
Short Term Investments	30,082	—	—	—	30,082
	153,635	194,348	—	—	347,983
JNL/Oppenheimer Global Growth Fund
Assets - Securities
Common Stocks
China	28,469	—	—	—	28,469
Denmark	—	7,971	—	—	7,971
France	—	113,386	—	—	113,386
Germany	—	141,604	—	—	141,604
India	25,592	48,869	—	—	74,461
Italy	13,806	7,833	—	—	21,639
Japan	—	274,872	—	—	274,872
Netherlands	—	56,947	—	—	56,947
Spain	—	52,210	—	—	52,210
Sweden	—	28,391	—	—	28,391
Switzerland	—	61,094	—	—	61,094
United Kingdom	21,644	60,657	—	—	82,301
United States of America	905,390	—	—	—	905,390
Preferred Stocks	409	35,286	—	—	35,695
Short Term Investments	100,443	—	—	—	100,443
	1,095,753	889,120	—	—	1,984,873
JNL/PIMCO Real Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	121,178	4,400	—	125,578
Corporate Bonds And Notes	—	92,782	—	—	92,782
Government And Agency Obligations	—	2,234,196	—	—	2,234,196
Preferred Stocks	620	—	—	—	620
Short Term Investments	—	167,691	—	—	167,691
	620	2,615,847	4,400	—	2,620,867
Assets - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	904	—	—	904
Open Forward Foreign Currency Contracts	—	3,815	—	—	3,815
OTC Purchased Options	—	3,487	—	—	3,487
OTC Interest Rate Swap Agreements	—	168	—	—	168
Exchange Traded Futures Options	8	—	—	—	8
Centrally Cleared Interest Rate Swap Agreements	—	8,001	—	—	8,001
Futures Contracts	331	—	—	—	331
Exchange Traded Purchased Options	35	—	—	—	35
	374	16,375	—	—	16,749

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/PIMCO Real Return Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(12,924)	—	—	(12,924)
Futures Contracts	(477)	—	—	—	(477)
OTC Written Options	—	(290)	—	—	(290)
OTC Interest Rate Swap Agreements	—	(3,391)	—	—	(3,391)
Centrally Cleared Interest Rate Swap Agreements	—	(5,740)	—	—	(5,740)
Centrally Cleared Credit Default Swap Agreements	—	(65)	—	—	(65)
Exchange Traded Written Options	(687)	—	—	—	(687)
Exchange Traded Futures Options	(29)	—	—	—	(29)
	(1,193)	(22,410)	—	—	(23,603)
JNL/PIMCO Total Return Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	730,425	—	—	730,425
Corporate Bonds And Notes	—	902,898	—	—	902,898
Government And Agency Obligations	—	2,758,644	—	—	2,758,644
Other Equity Interests	—	—	—	—	—
Short Term Investments	—	638,340	—	9,870	648,210
	—	5,030,307	—	9,870	5,040,177
Liabilities - Securities
Government And Agency Obligations	—	(9,925)	—	—	(9,925)
	—	(9,925)	—	—	(9,925)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	3,569	—	—	3,569
OTC Credit Default Swap Agreements	—	2,852	—	—	2,852
OTC Purchased Options	—	1,262	—	—	1,262
Futures Contracts	6,458	—	—	—	6,458
Centrally Cleared Credit Default Swap Agreements	—	451	—	—	451
Centrally Cleared Interest Rate Swap Agreements	—	64,821	—	—	64,821
Exchange Traded Purchased Options	128	—	—	—	128
	6,586	72,955	—	—	79,541
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(30,054)	—	—	(30,054)
OTC Credit Default Swap Agreements	—	(13)	—	—	(13)
OTC Written Options	—	(3,076)	—	—	(3,076)
Futures Contracts	(5,371)	—	—	—	(5,371)
Centrally Cleared Credit Default Swap Agreements	—	(19)	—	—	(19)
Centrally Cleared Interest Rate Swap Agreements	—	(2,043)	—	—	(2,043)
Exchange Traded Futures Options	(3)	—	—	—	(3)
	(5,374)	(35,205)	—	—	(40,579)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	31,480	—	—	31,480
Corporate Bonds And Notes	—	74,949	—	—	74,949
Variable Rate Senior Loan Interests[3]	—	1,426,801	11,146	—	1,437,947
Preferred Stocks	538	432	—	—	970
Common Stocks	—	—	1,019	—	1,019
Short Term Investments	53,710	—	—	—	53,710
	54,248	1,533,662	12,165	—	1,600,075
Liabilities - Securities
Variable Rate Senior Loan Interests[3]	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1	—	—	—	1
	1	—	—	—	1
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(75)	—	—	—	(75)
	(75)	—	—	—	(75)
JNL/PPM America High Yield Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	15,718	—	—	15,718
Corporate Bonds And Notes	—	1,845,462	3	—	1,845,465
Variable Rate Senior Loan Interests	—	215,358	7,310	—	222,668
Government And Agency Obligations	—	32,608	—	—	32,608
Preferred Stocks	23,277	—	—	—	23,277
Other Equity Interests	—	—	—	—	—
Common Stocks	147,438	—	738	—	148,176
Investment Companies	29,410	—	—	—	29,410
Short Term Investments	231,630	—	—	—	231,630
	431,755	2,109,146	8,051	—	2,548,952
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(286)	—	—	—	(286)
	(286)	—	—	—	(286)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/PPM America Mid Cap Value Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	845,405	—	—	—	845,405
Short Term Investments	2,320	—	—	—	2,320
	847,725	—	—	—	847,725
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	871,689	—	—	—	871,689
Short Term Investments	54,909	—	—	—	54,909
	926,598	—	—	—	926,598
JNL/PPM America Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	161,574	1,374	—	162,948
Corporate Bonds And Notes	—	504,458	10,102	—	514,560
Variable Rate Senior Loan Interests	—	39,412	—	—	39,412
Government And Agency Obligations	—	438,538	—	—	438,538
Preferred Stocks	3,087	—	—	—	3,087
Short Term Investments	49,367	—	—	—	49,367
	52,454	1,143,982	11,476	—	1,207,912
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	331	—	—	—	331
	331	—	—	—	331
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(423)	—	—	—	(423)
	(423)	—	—	—	(423)
JNL/PPM America Value Equity Fund
Assets - Securities
Common Stocks	241,853	—	—	—	241,853
	241,853	—	—	—	241,853
JNL/Red Rocks Listed Private Equity Fund
Assets - Securities
Common Stocks
Communications	36,745	—	—	—	36,745
Diversified	—	54,650	—	—	54,650
Financials	186,037	94,105	—	—	280,142
Industrials	18,125	10,653	—	—	28,778
Utilities	12,224	—	—	—	12,224
Investment Companies	24,560	13,444	—	—	38,004
Short Term Investments	10,338	—	—	25,863	36,201
	288,029	172,852	—	25,863	486,744
JNL/S&P Competitive Advantage Fund
Assets - Securities
Common Stocks	2,976,486	—	—	—	2,976,486
Short Term Investments	4,163	75,000	—	28,695	107,858
	2,980,649	75,000	—	28,695	3,084,344
JNL/S&P Dividend Income & Growth Fund
Assets - Securities
Common Stocks	5,829,483	—	—	—	5,829,483
Short Term Investments	4,081	105,000	—	254,635	363,716
	5,833,564	105,000	—	254,635	6,193,199
JNL/S&P International 5 Fund
Assets - Securities
Common Stocks	13,610	109,132	—	—	122,742
Short Term Investments	—	—	—	6,621	6,621
	13,610	109,132	—	6,621	129,363
JNL/S&P Intrinsic Value Fund
Assets - Securities
Common Stocks	2,734,870	—	—	—	2,734,870
Short Term Investments	1,146	—	—	29,153	30,299
	2,736,016	—	—	29,153	2,765,169
JNL/S&P Mid 3 Fund
Assets - Securities
Common Stocks	319,316	—	—	—	319,316
Short Term Investments	626	—	—	25,175	25,801
	319,942	—	—	25,175	345,117
JNL/S&P Total Yield Fund
Assets - Securities
Common Stocks	2,440,000	—	—	—	2,440,000
Short Term Investments	1,242	—	—	31,906	33,148
	2,441,242	—	—	31,906	2,473,148

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/Scout Unconstrained Bond Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	102,234	—	—	102,234
Corporate Bonds And Notes	—	207,529	—	—	207,529
Government And Agency Obligations	—	658,412	—	—	658,412
Short Term Investments	234,498	—	—	5,052	239,550
	234,498	968,175	—	5,052	1,207,725
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	3,288	—	—	3,288
Centrally Cleared Credit Default Swap Agreements	—	99	—	—	99
	—	3,387	—	—	3,387
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1,752)	—	—	(1,752)
Futures Contracts	(589)	—	—	—	(589)
	(589)	(1,752)	—	—	(2,341)
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	6,876,380	90,862	9,773	—	6,977,015
Preferred Stocks	—	—	49,585	—	49,585
Short Term Investments	176,996	—	—	—	176,996
	7,053,376	90,862	59,358	—	7,203,596
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,031,453	3,066	4,991	—	4,039,510
Preferred Stocks	—	—	17,080	—	17,080
Short Term Investments	301,340	—	—	—	301,340
	4,332,793	3,066	22,071	—	4,357,930
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	514,145	746	—	514,891
Corporate Bonds And Notes	—	814,981	—	—	814,981
Government And Agency Obligations	—	198,232	—	—	198,232
Short Term Investments	46,583	53,153	—	—	99,736
	46,583	1,580,511	746	—	1,627,840
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	372	—	—	—	372
	372	—	—	—	372
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(123)	—	—	—	(123)
	(123)	—	—	—	(123)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,509,613	—	—	—	4,509,613
Preferred Stocks	17,583	—	—	—	17,583
Short Term Investments	38,683	—	—	—	38,683
	4,565,879	—	—	—	4,565,879
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	240,727	14,785	—	—	255,512
Preferred Stocks	4,003	—	—	—	4,003
Rights	28	—	215	—	243
Warrants	24	—	—	—	24
Investment Companies	17,971	—	—	—	17,971
Corporate Bonds And Notes	—	33,477	—	—	33,477
Variable Rate Senior Loan Interests	—	3,794	—	—	3,794
Other Equity Interests	—	—	397	—	397
Short Term Investments	5,866	—	—	—	5,866
	268,619	52,056	612	—	321,287
Liabilities - Securities
Common Stocks	(41,900)	(572)	—	—	(42,472)
Government And Agency Obligations	—	(1,899)	—	—	(1,899)
	(41,900)	(2,471)	—	—	(44,371)
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	9,752	—	—	9,752
Open Forward Foreign Currency Contracts	—	65	—	—	65
Exchange Traded Purchased Options	1,064	54	—	—	1,118
	1,064	9,871	—	—	10,935
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(3,186)	(149	—	(3,335)
Open Forward Foreign Currency Contracts	—	(240)	—	—	(240)
Exchange Traded Written Options	(12,238)	—	—	—	(12,238)
	(12,238)	(3,426)	(149	—	(15,813)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/WMC Balanced Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	4,431,862	—	—	—	4,431,862
Non-U.S. Government Agency Asset-Backed Securities	—	283,208	4,975	—	288,183
Corporate Bonds And Notes	—	767,520	—	—	767,520
Government And Agency Obligations	—	1,065,359	—	—	1,065,359
Short Term Investments	460,336	—	—	49,730	510,066
	4,892,198	2,116,087	4,975	49,730	7,062,990
Liabilities - Securities
Government And Agency Obligations	—	(6,328)	—	—	(6,328)
	—	(6,328)	—	—	(6,328)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	34	—	—	—	34
	34	—	—	—	34
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(278)	—	—	—	(278)
	(278)	—	—	—	(278)
JNL/WMC Money Market Fund
Assets - Securities
Government And Agency Obligations	—	384,555	—	—	384,555
Short Term Investments	—	822,057	—	—	822,057
	—	1,206,612	—	—	1,206,612
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,678,960	44,438	—	—	1,723,398
Short Term Investments	19,901	—	—	11,177	31,078
	1,698,861	44,438	—	11,177	1,754,476

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2  All derivatives, except for purchased and written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Purchased and written options are reflected at value.

3  Unfunded commitments in JNL/Crescent High Income Fund, JNL Multi-Manager Alternative Fund, JNL/Neuberger Berman Strategic Income Fund and JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in these Notes to Schedules of Investments.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended March 31, 2017:

	Transfers out of Level 2 into Level 1 during the Period ($)	Transfers out of Level 1 into Level 2 during the Period ($)
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	54,915	11,660
JNL/Invesco China-India Fund
Common Stocks	8,314	17,517
JNL/Invesco Global Real Estate Fund
Common Stocks	47,791	-
JNL/Invesco International Growth Fund
Common Stocks	16,507	-
JNL/Lazard Emerging Markets Fund
Common Stocks	-	9,987
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	19,799	-
JNL/Mellon Capital European 30 Fund
Common Stocks	9,862	-
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks	20,128	9,604
JNL/S&P International 5 Fund
Common Stocks	5,226	-

The following table is a rollforward of significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2017:

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/FPA + DoubleLine Flexible Allocation Fund
Corporate Bonds and Notes	58,300	-	(58,300)[3]	-		-	-	-

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at March 31, 2017.

2  There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2017 except for those noted.

3  During the period, the valuation of the Delta Topco Ltd. (“Delta Topco”) corporate bond held in JNL/FPA + DoubleLine Flexible Allocation Fund was transferred from a Level 3 valuation to a Level 2 valuation. Previously the fair value of the corporate bond was stapled with an equity investment that had no value. The fair value measurement was determined based on acquisition terms agreed upon by Liberty Media Corporation (“Liberty”) and Delta Topco and was considered a Level 3 valuation. Liberty purchased Delta Topco in February 2016. At the end of the period, the fair value measurement was determined based on a valuation model and considered a Level 2 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant Level 3 valuations for which significant unobservable valuations were developed at March 31, 2017.

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Money Market Fund, participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC or State Street Navigator Securities Lending Government Money Market Portfolio, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities. For JNL/Goldman Sachs U.S. Equity Flex Fund, the cash collateral is not reinvested.

Sub-Adviser Affiliates. The following Sub-Adviser is an affiliate of JNAM: PPM America, Inc. serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.

Investments in Affiliates. During the period ended March 31, 2017, certain Funds invested in a money market fund which is managed by the Adviser. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Administrator for the Securities Lending Cash Collateral Fund LLC. JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund and iShares iBoxx $ High Yield Corporate Bond ETF, which are affiliates of the Sub-Adviser. JNL/Mellon Capital International Index Fund invested in Prudential plc. JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNL/Mellon Capital S&P 500 Index Fund invested in the Bank of New York Mellon Corporation, the parent company of the Fund's Sub-Adviser.

The following table details cash management investments in affiliates held at March 31, 2017. There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2017.

JNL Money Market Fund	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL/AB Dynamic Asset Allocation Fund	3,379	2,183	2
JNL/AQR Managed Futures Strategy Fund	205,119	202,509	203
JNL/BlackRock Large Cap Select Growth Fund	31,170	29,169	17
JNL/BlackRock Natural Resources Fund	64,692	16,099	25
JNL/Boston Partners Global Long Short Equity Fund	62,933	46,722	47
JNL/Brookfield Global Infrastructure and MLP Fund	10,761	11,401	23
JNL/Capital Guardian Global Balanced Fund	21,496	17,955	17
JNL/Causeway International Value Select Fund	23,577	24,142	18
JNL/Crescent High Income Fund	17,302	13,794	12
JNL/DFA U.S. Core Equity Fund	6,662	6,452	7
JNL/DoubleLine Emerging Markets Fixed Income Fund	5,557	283	5
JNL/DoubleLine Shiller Enhanced CAPE Fund	33,715	95,985	66
JNL/FPA + DoubleLine Flexible Allocation Fund	35,578	30,085	70
JNL/Franklin Templeton Global Growth Fund	54,821	61,842	56
JNL/Franklin Templeton Global Multisector Bond Fund	208,722	260,843	174
JNL/Franklin Templeton Income Fund	170,877	199,007	182
JNL/Franklin Templeton International Small Cap Growth Fund	17,085	12,300	15
JNL/Franklin Templeton Mutual Shares Fund	118,931	88,567	103
JNL/Goldman Sachs Core Plus Bond Fund	17,000	11,900	23
JNL/Goldman Sachs Emerging Markets Debt Fund	6,250	—	1
JNL/Goldman Sachs Mid Cap Value Fund	17,915	41,503	26
JNL/Goldman Sachs U.S. Equity Flex Fund	3,370	7,518	8
JNL/Harris Oakmark Global Equity Fund	2,576	2,496	3
JNL/Invesco China-India Fund	90	6,695	3
JNL/Invesco Global Real Estate Fund	18,081	21,146	23
JNL/Invesco International Growth Fund	79,445	105,009	90
JNL/Invesco Mid Cap Value Fund	25,901	21,897	26
JNL/Invesco Small Cap Growth Fund	67,872	29,521	43
JNL/JPMorgan MidCap Growth Fund	45,647	71,254	59
JNL/JPMorgan U.S. Government & Quality Bond Fund	31,261	42,502	45
JNL/Lazard Emerging Markets Fund	34,456	15,005	23
JNL/Mellon Capital Emerging Markets Index Fund	26,309	39,754	19
JNL/Mellon Capital European 30 Fund	—	194	—
JNL/Mellon Capital Pacific Rim 30 Fund	—	226	—
JNL/Mellon Capital S&P 500 Index Fund	69,051	157,319	131
JNL/Mellon Capital S&P 400 MidCap Index Fund	40,957	30,724	57
JNL/Mellon Capital Small Cap Index Fund	34,709	28,824	33
JNL/Mellon Capital International Index Fund	41,870	26,961	43
JNL/Mellon Capital Bond Index Fund	63,519	71,782	64
JNL/Mellon Capital Utilities Sector Fund	48	244	—
JNL/Morgan Stanley Mid Cap Growth Fund	4,104	12,902	11
JNL Multi-Manager Alternative Fund	153,800	157,635	160
JNL Multi-Manager Mid Cap Fund	117,358	28,614	25
JNL Multi-Manager Small Cap Growth Fund	20,822	41,590	33
JNL Multi-Manager Small Cap Value Fund	26,869	26,583	22
JNL/Neuberger Berman Strategic Income Fund	7,056	28,683	21
JNL/Oppenheimer Emerging Markets Innovator Fund	21,291	18,472	19
JNL/Oppenheimer Global Growth Fund	41,905	83,640	61
JNL/PPM America Floating Rate Income Fund	57,951	53,710	58
JNL/PPM America High Yield Bond Fund	47,653	103,716	74
JNL/PPM America Mid Cap Value Fund	6,877	—	8
JNL/PPM America Small Cap Value Fund	12,948	4,019	7
JNL/PPM America Total Return Fund	34,969	33,953	29
JNL/PPM America Value Equity Fund	2,289	—	2
JNL/Red Rocks Listed Private Equity Fund	5,505	10,338	8
JNL/S&P Competitive Advantage Fund	5,845	4,163	4
JNL/S&P Dividend Income & Growth Fund	15,181	4,081	10
JNL/S&P International 5 Fund	551	—	—
JNL/S&P Intrinsic Value Fund	506	1,146	1
JNL/S&P Mid 3 Fund	1,915	626	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL Money Market Fund	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL/S&P Total Yield Fund	5,014	1,242	6
JNL/Scout Unconstrained Bond Fund	149,171	234,498	166
JNL/T. Rowe Price Established Growth Fund	5,154	3,650	4
JNL/T. Rowe Price Mid-Cap Growth Fund	2,472	3,827	3
JNL/T. Rowe Price Short-Term Bond Fund	8,876	9,939	8
JNL/T. Rowe Price Value Fund	4,300	3,693	4
JNL/Westchester Capital Event Driven Fund	7,571	5,866	7
JNL/WMC Balanced Fund	404,425	460,336	443
JNL/WMC Value Fund	22,972	19,901	15

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL/T. Rowe Price Established Growth Fund	30,549	127,896	113
JNL/T. Rowe Price Mid-Cap Growth Fund	141,786	233,000	281
JNL/T. Rowe Price Short-Term Bond Fund	16,266	34,864	10
JNL/T. Rowe Price Value Fund	6,415	34,990	41

The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2017.

	Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Value End of Period($)
JNL/BlackRock Global Allocation Fund	iShares iBoxx $ High Yield Corporate Bond ETF	3,751	—	3,756	33	130	—
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	8,206	—	—	—	—	8,894
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	16,550	603	383	66	162	16,730
JNL/Mellon Capital International Index Fund	Prudential Plc	9,377	180	—	182	—	10,111

Income Tax Matters. As of March 31, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/AB Dynamic Asset Allocation Fund	33,204	2,091	(105)	1,986
JNL/AQR Managed Futures Strategy Fund	609,180	8	(81)	(73)
JNL/BlackRock Global Allocation Fund	3,692,441	315,145	(140,307)	174,838
JNL/BlackRock Large Cap Select Growth Fund	2,293,362	461,923	(17,239)	444,684
JNL/BlackRock Natural Resources Fund	929,036	121,620	(149,733)	(28,113)
JNL/Boston Partners Global Long Short Equity Fund
Long Investments	663,139	63,328	(13,210)	50,118
Short Investments	264,398	6,284	(29,477)	(23,193)
JNL/Brookfield Global Infrastructure and MLP Fund	995,344	69,257	(25,536)	43,721
JNL/Capital Guardian Global Balanced Fund	434,318	48,210	(17,319)	30,891
JNL/Causeway International Value Select Fund	817,934	76,201	(39,774)	36,427
JNL/Crescent High Income Fund	647,449	15,096	(3,091)	12,005
JNL/DFA U.S. Core Equity Fund	857,653	252,770	(46,103)	206,667
JNL/DoubleLine Emerging Markets Fixed Income Fund	171,342	2,934	(647)	2,287
JNL/DoubleLine Shiller Enhanced CAPE Fund	868,842	3,370	(3,334)	36
JNL/FPA + DoubleLine Flexible Allocation Fund	1,946,956	178,082	(68,771)	109,311
JNL/Franklin Templeton Global Growth Fund	963,832	156,118	(77,137)	78,981
JNL/Franklin Templeton Global Multisector Bond Fund	1,585,266	96,241	(34,689)	61,552
JNL/Franklin Templeton Income Fund	2,507,897	257,885	(82,903)	174,982
JNL/Franklin Templeton International Small Cap Growth Fund	538,476	85,828	(60,142)	25,686
JNL/Franklin Templeton Mutual Shares Fund	1,036,716	271,912	(75,359)	196,553
JNL/Goldman Sachs Core Plus Bond Fund	1,142,416	16,000	(10,379)	5,621
JNL/Goldman Sachs Emerging Markets Debt Fund	318,184	9,935	(26,907)	(16,972)
JNL/Goldman Sachs Mid Cap Value Fund	789,267	88,746	(15,976)	72,770
JNL/Goldman Sachs U.S. Equity Flex Fund	402,316	73,299	(6,197)	67,102
JNL/Harris Oakmark Global Equity Fund	67,766	9,211	(908)	8,303
JNL/Invesco China-India Fund	393,200	88,635	(15,040)	73,595
JNL/Invesco Global Real Estate Fund	1,863,744	84,939	(125,481)	(40,542)
JNL/Invesco International Growth Fund	1,309,184	134,238	(91,589)	42,649
JNL/Invesco Mid Cap Value Fund	576,054	86,155	(19,773)	66,382
JNL/Invesco Small Cap Growth Fund	1,330,171	303,949	(56,178)	247,771
JNL/JPMorgan MidCap Growth Fund	1,567,513	252,280	(59,788)	192,492
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,380,564	34,847	(20,212)	14,635
JNL/Lazard Emerging Markets Fund	950,196	129,519	(100,596)	28,923

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2017

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Capital Emerging Markets Index Fund	1,159,544	122,103	(120,578)	1,525
JNL/Mellon Capital European 30 Fund	365,311	20,106	(21,726)	(1,620)
JNL/Mellon Capital Pacific Rim 30 Fund	241,628	6,192	(4,765)	1,427
JNL/Mellon Capital S&P 500 Index Fund	5,418,631	1,976,202	(163,395)	1,812,807
JNL/Mellon Capital S&P 400 MidCap Index Fund	2,533,822	583,402	(128,479)	454,923
JNL/Mellon Capital Small Cap Index Fund	2,138,904	562,002	(139,702)	422,300
JNL/Mellon Capital International Index Fund	2,338,568	440,416	(267,634)	172,782
JNL/Mellon Capital Bond Index Fund	1,211,901	15,569	(13,183)	2,386
JNL/Mellon Capital Utilities Sector Fund	70,237	6,937	(1,244)	5,693
JNL/Morgan Stanley Mid Cap Growth Fund	161,597	21,620	(10,723)	10,897
JNL Multi-Manager Alternative Fund	842,110	45,640	(15,084)	30,556
JNL Multi-Manager Mid Cap Fund	797,067	84,427	(12,799)	71,628
JNL Multi-Manager Small Cap Growth Fund	1,272,033	215,481	(33,088)	182,393
JNL Multi-Manager Small Cap Value Fund	1,024,265	169,006	(34,872)	134,134
JNL/Neuberger Berman Strategic Income Fund	761,984	16,714	(11,236)	5,478
JNL/Oppenheimer Emerging Markets Innovator Fund	304,327	60,586	(16,930)	43,656
JNL/Oppenheimer Global Growth Fund	1,598,412	438,849	(52,388)	386,461
JNL/PIMCO Real Return Fund	2,704,849	16,616	(100,598)	(83,982)
JNL/PIMCO Total Return Bond Fund	5,062,851	31,728	(54,402)	(22,674)
JNL/PPM America Floating Rate Income Fund	1,608,496	9,780	(18,219)	(8,439)
JNL/PPM America High Yield Bond Fund	2,484,845	129,628	(65,521)	64,107
JNL/PPM America Mid Cap Value Fund	757,582	113,198	(23,055)	90,143
JNL/PPM America Small Cap Value Fund	826,827	116,885	(17,114)	99,771
JNL/PPM America Total Return Fund	1,201,652	19,468	(13,208)	6,260
JNL/PPM America Value Equity Fund	215,353	34,483	(7,983)	26,500
JNL/Red Rocks Listed Private Equity Fund	432,745	59,671	(5,672)	53,999
JNL/S&P Competitive Advantage Fund	3,004,744	243,573	(163,973)	79,600
JNL/S&P Dividend Income & Growth Fund	5,926,149	434,824	(167,774)	267,050
JNL/S&P International 5 Fund	125,349	6,787	(2,773)	4,014
JNL/S&P Intrinsic Value Fund	2,775,780	196,179	(206,790)	(10,611)
JNL/S&P Mid 3 Fund	339,784	14,523	(9,190)	5,333
JNL/S&P Total Yield Fund	2,455,344	162,741	(144,937)	17,804
JNL/Scout Unconstrained Bond Fund	1,209,867	2,745	(4,887)	(2,142)
JNL/T. Rowe Price Established Growth Fund	5,523,467	1,746,372	(66,243)	1,680,129
JNL/T. Rowe Price Mid-Cap Growth Fund	3,411,137	1,018,874	(72,081)	946,793
JNL/T. Rowe Price Short-Term Bond Fund	1,626,278	5,073	(3,511)	1,562
JNL/T. Rowe Price Value Fund	4,071,681	542,433	(48,235)	494,198
JNL/Westchester Capital Event Driven Fund	316,312	11,090	(6,115)	4,975
JNL/WMC Balanced Fund	6,323,791	827,015	(87,816)	739,199
JNL/WMC Money Market Fund	1,206,612	—	—	—
JNL/WMC Value Fund	1,331,054	491,991	(68,569)	423,422

Subsequent Events. The following Fund name changes were effective April 24, 2017:

Existing Fund Name:	Effective April 24, 2017 Fund Name:
JNL/Capital Guardian Global Balanced Fund	JNL/American Funds Balanced Fund
JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/WMC Money Market Fund	JNL/WMC Government Money Market Fund

A merger of JNL/Morgan Stanley Mid Cap Growth Fund into JNL/T.Rowe Price Mid-Cap Growth Fund was effective after close of business on April 24, 2017.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 25, 2017

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.